UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (zip code)
Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street/CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Bingham McCutchen LLP
2020 K Street, N.W.
Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: December 31, 2013

Item 1: Reports to Shareholders

SPDR® Series Trust – Equity Funds Semi-Annual Report December 31, 2013 Precise in a world that isn’t.®

TABLE OF CONTENTS

Performance & Portfolio Summary (unaudited)
SPDR Russell 3000® ETF (THRK)	2
SPDR Russell 1000® ETF (ONEK)	5
SPDR Russell 2000® ETF (TWOK)	8
SPDR S&P® 500 Growth ETF (SPYG)	9
SPDR S&P 500 Value ETF (SPYV)	12
SPDR Russell Small Cap Completeness® ETF (RSCO)	15
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	18
SPDR S&P 400 Mid Cap Value ETF (MDYV)	21
SPDR S&P 600 Small Cap ETF (SLY)	24
SPDR S&P 600 Small Cap Growth ETF (SLYG)	27
SPDR S&P 600 Small Cap Value ETF (SLYV)	30
SPDR Global Dow ETF (DGT)	33
SPDR Dow Jones REIT ETF (RWR)	36
SPDR S&P Bank ETF (KBE)	39
SPDR S&P Capital Markets ETF (KCE)	42
SPDR S&P Insurance ETF (KIE)	45
SPDR S&P Mortgage Finance ETF (KME)	48
SPDR S&P Regional Banking ETF (KRE)	51
SPDR Morgan Stanley Technology ETF (MTK)	54
SPDR S&P Dividend ETF (SDY)	57
SPDR S&P Aerospace & Defense ETF (XAR)	60
SPDR S&P Biotech ETF (XBI)	63
SPDR S&P Health Care Equipment ETF (XHE)	66
SPDR S&P Health Care Services ETF (XHS)	69
SPDR S&P Homebuilders ETF (XHB)	72
SPDR S&P Metals & Mining ETF (XME)	75
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	78
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	81
SPDR S&P Pharmaceuticals ETF (XPH)	84
SPDR S&P Retail ETF (XRT)	87
SPDR S&P Semiconductor ETF (XSD)	90
SPDR S&P Software & Services ETF (XSW)	93
SPDR S&P Telecom ETF (XTL)	96
SPDR S&P Transportation ETF (XTN)	99
SPDR S&P 1500 Value Tilt ETF (VLU)	102
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	105
SPDR Russell 1000 Low Volatility ETF (LGLV)	108
SPDR Russell 2000 Low Volatility ETF (SMLV)	111
SPDR Wells Fargo® Preferred Stock ETF (PSK)	114
Schedules of Investments
SPDR Russell 3000 ETF (THRK)	117
SPDR Russell 1000 ETF (ONEK)	142

SPDR Russell 2000 ETF (TWOK)	153
SPDR S&P 500 Growth ETF (SPYG)	173
SPDR S&P 500 Value ETF (SPYV)	178
SPDR Russell Small Cap Completeness ETF (RSCO)	183
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	207
SPDR S&P 400 Mid Cap Value ETF (MDYV)	211
SPDR S&P 600 Small Cap ETF (SLY)	215
SPDR S&P 600 Small Cap Growth ETF (SLYG)	222
SPDR S&P 600 Small Cap Value ETF (SLYV)	227
SPDR Global Dow ETF (DGT)	233
SPDR Dow Jones REIT ETF (RWR)	236
SPDR S&P Bank ETF (KBE)	238
SPDR S&P Capital Markets ETF (KCE)	239
SPDR S&P Insurance ETF (KIE)	240
SPDR S&P Mortgage Finance ETF (KME)	241
SPDR S&P Regional Banking ETF (KRE)	242
SPDR Morgan Stanley Technology ETF (MTK)	243
SPDR S&P Dividend ETF (SDY)	244
SPDR S&P Aerospace & Defense ETF (XAR)	246
SPDR S&P Biotech ETF (XBI)	247
SPDR S&P Health Care Equipment ETF (XHE)	248
SPDR S&P Health Care Services ETF (XHS)	249
SPDR S&P Homebuilders ETF (XHB)	250
SPDR S&P Metals & Mining ETF (XME)	251
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	252
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	253
SPDR S&P Pharmaceuticals ETF (XPH)	255
SPDR S&P Retail ETF (XRT)	256
SPDR S&P Semiconductor ETF (XSD)	258
SPDR S&P Software & Services ETF (XSW)	259
SPDR S&P Telecom ETF (XTL)	261
SPDR S&P Transportation ETF (XTN)	262
SPDR S&P 1500 Value Tilt ETF (VLU)	263
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	278
SPDR Russell 1000 Low Volatility ETF (LGLV)	293
SPDR Russell 2000 Low Volatility ETF (SMLV)	295
SPDR Wells Fargo Preferred Stock ETF (PSK)	299
Financial Statements	301
Financial Highlights	333
Notes to Financial Statements	365
Other Information	385

SPDR Russell 3000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 3000	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 3000
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS (1)	16.95%	17.12%	16.90%	17.09%	N/A	N/A	N/A	N/A

ONE YEAR (1)	33.29%	33.46%	33.47%	33.55%	33.29%	33.46%	33.47%	33.55%

THREE YEARS (1)	56.10%	56.16%	57.01%	57.07%	16.00%	16.02%	16.23%	16.24%

FIVE YEARS (1)	133.89%	133.83%	137.19%	135.71%	18.52%	18.52%	18.86%	18.71%

TEN YEARS (1)(2)	110.68%	111.19%	117.80%	113.59%	7.74%	7.76%	8.10%	7.88%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.

SPDR Russell 3000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Effective June 14, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to June 14, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2003 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through December 31, 2013.

SPDR Russell 3000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	MICROSOFT CORP.	GOOGLE, INC. (CLASS A)	GENERAL ELECTRIC CO.

MARKET VALUE	$14,389,105	12,271,107	8,538,532	8,201,356	7,919,568

% OF NET ASSETS	2.5	2.2	1.5	1.5	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	7.5%
Pharmaceuticals	4.9
Diversified Financial Services	4.2
Media	3.9
Software	3.7
IT Services	3.5
Computers & Peripherals	3.5
Insurance	3.2
Commercial Banks	3.2
Internet Software & Services	3.0
Real Estate Investment Trusts	2.9
Aerospace & Defense	2.6
Chemicals	2.4
Specialty Retail	2.5
Biotechnology	2.5
Capital Markets	2.3
Health Care Providers & Services	2.2
Machinery	2.2
Semiconductors & Semiconductor Equipment	2.2
Industrial Conglomerates	2.1
Health Care Equipment & Supplies	2.1
Food & Staples Retailing	2.0
Hotels, Restaurants & Leisure	2.0
Diversified Telecommunication Services	1.8
Beverages	1.8
Energy Equipment & Services	1.7
Household Products	1.7
Communications Equipment	1.6
Food Products	1.6
Electric Utilities	1.5
Internet & Catalog Retail	1.3
Tobacco	1.3
Multi-Utilities	1.0
Road & Rail	1.0
Textiles, Apparel & Luxury Goods	0.9
Consumer Finance	0.9
Electrical Equipment	0.8
Air Freight & Logistics	0.7
Metals & Mining	0.7
Electronic Equipment, Instruments & Components	0.7
Multiline Retail	0.6
Life Sciences Tools & Services	0.6
Commercial Services & Supplies	0.6
Automobiles	0.6
Household Durables	0.6
Auto Components	0.6
Professional Services	0.4
Airlines	0.4
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Construction & Engineering	0.3
Wireless Telecommunication Services	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.3
Gas Utilities	0.2
Building Products	0.2
Personal Products	0.2
Leisure Equipment & Products	0.2
Diversified Consumer Services	0.2
Real Estate Management & Development	0.2
Independent Power Producers & Energy Traders	0.1
Distributors	0.1
Health Care Technology	0.1
Construction Materials	0.1
Materials	0.1
Office Electronics	0.1
Water Utilities	0.1
Marine	0.0 **
Transportation Infrastructure	0.0 **
Short Term Investments	3.6
Other Assets & Liabilities	(3.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 1000 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES U.S.				DOW JONES U.S.
			LARGE-CAP				LARGE-CAP
	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000	NET ASSET	MARKET	TOTAL STOCK	RUSSELL 1000
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS (1)	16.73%	16.65%	16.49%	16.86%	N/A	N/A	N/A	N/A

ONE YEAR (1)	32.77%	32.70%	32.65%	33.11%	32.77%	32.70%	32.65%	33.11%

THREE YEARS (1)	56.35%	56.21%	56.67%	57.30%	16.06%	16.03%	16.14%	16.30%

FIVE YEARS (1)	129.83%	129.86%	130.91%	134.54%	18.11%	18.11%	18.22%	18.59%

SINCE INCEPTION (1)(2)	82.67%	82.65%	83.82%	83.82%	7.68%	7.67%	7.76%	7.76%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to December 31, 2013.

SPDR Russell 1000 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through December 31, 2013.

SPDR Russell 1000 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		EXXON MOBIL			GENERAL
DESCRIPTION	APPLE, INC.	CORP.	MICROSOFT CORP.	GOOGLE, INC. (CLASS A)	ELECTRIC CO.

MARKET VALUE	$1,201,898	1,026,168	714,464	690,357	660,302

% OF NET ASSETS	2.8	2.4	1.6	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	7.9%
Pharmaceuticals	5.2
Diversified Financial Services	4.5
Media	4.1
Computers & Peripherals	3.7
Software	3.6
IT Services	3.6
Insurance	3.3
Internet Software & Services	3.0
Commercial Banks	2.8
Aerospace & Defense	2.7
Real Estate Investment Trusts	2.6
Specialty Retail	2.4
Chemicals	2.4
Biotechnology	2.4
Industrial Conglomerates	2.3
Capital Markets	2.3
Health Care Providers & Services	2.2
Machinery	2.1
Food & Staples Retailing	2.1
Semiconductors & Semiconductor Equipment	2.1
Health Care Equipment & Supplies	2.0
Diversified Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.9
Beverages	1.9
Household Products	1.9
Energy Equipment & Services	1.7
Communications Equipment	1.6
Food Products	1.6
Electric Utilities	1.5
Internet & Catalog Retail	1.4
Tobacco	1.3
Multi-Utilities	1.0
Road & Rail	1.0
Consumer Finance	0.9
Textiles, Apparel & Luxury Goods	0.8
Electrical Equipment	0.8
Air Freight & Logistics	0.7
Multiline Retail	0.7
Automobiles	0.7
Life Sciences Tools & Services	0.7
Metals & Mining	0.6
Auto Components	0.5
Household Durables	0.5
Electronic Equipment, Instruments & Components	0.5
Commercial Services & Supplies	0.5
Airlines	0.4
Containers & Packaging	0.3
Professional Services	0.3
Wireless Telecommunication Services	0.3
Construction & Engineering	0.3
Trading Companies & Distributors	0.3
Paper & Forest Products	0.2
Personal Products	0.2
Gas Utilities	0.2
Building Products	0.2
Leisure Equipment & Products	0.2
Materials	0.1
Real Estate Management & Development	0.1
Thrifts & Mortgage Finance	0.1
Independent Power Producers & Energy Traders	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Office Electronics	0.1
Construction Materials	0.1
Water Utilities	0.1
Marine	0	.0**
Short Term Investments	9.4
Other Assets & Liabilities	(9.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 2000 ETF —
Portfolio Summary

The Fund had less than six months of operations at reporting period end and therefore does not have performance history to provide on this report.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	COSTAR GROUP,	ATHENAHEALTH,	ACUITY BRANDS,	ISIS PHARMACEUTICALS,
DESCRIPTION	INC.	INC.	INC.	INC.	MIDDLEBY CORP.

MARKET VALUE	$196,393	184,130	177,317	169,439	167,739

% OF NET ASSETS	0.3	0.3	0.3	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	7.4%
Real Estate Investment Trusts	7.0
Software	4.3
Biotechnology	4.1
Oil, Gas & Consumable Fuels	3.7
Health Care Equipment & Supplies	3.6
Specialty Retail	3.5
Semiconductors & Semiconductor Equipment	3.4
Machinery	3.3
Internet Software & Services	3.1
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	2.8
Electronic Equipment, Instruments & Components	2.8
Insurance	2.5
Chemicals	2.4
IT Services	2.2
Commercial Services & Supplies	2.2
Energy Equipment & Services	1.8
Communications Equipment	1.8
Aerospace & Defense	1.8
Capital Markets	1.7
Thrifts & Mortgage Finance	1.7
Food Products	1.7
Pharmaceuticals	1.6
Electrical Equipment	1.6
Media	1.5
Textiles, Apparel & Luxury Goods	1.4
Professional Services	1.4
Metals & Mining	1.4
Food & Staples Retailing	1.4
Electric Utilities	1.4
Household Durables	1.1
Diversified Consumer Services	1.1
Trading Companies & Distributors	1.0
Auto Components	1.0
Construction & Engineering	0.9
Gas Utilities	0.9
Building Products	0.8
Consumer Finance	0.8
Paper & Forest Products	0.7
Diversified Telecommunication Services	0.6
Leisure Equipment & Products	0.6
Road & Rail	0.5
Airlines	0.5
Air Freight & Logistics	0.5
Internet & Catalog Retail	0.4
Computers & Peripherals	0.4
Life Sciences Tools & Services	0.4
Health Care Technology	0.4
Real Estate Management & Development	0.4
Multi-Utilities	0.3
Diversified Financial Services	0.3
Water Utilities	0.2
Containers & Packaging	0.2
Distributors	0.2
Personal Products	0.2
Household Products	0.2
Independent Power Producers & Energy Traders	0.2
Wireless Telecommunication Services	0.2
Beverages	0.2
Construction Materials	0.2
Tobacco	0.2
Industrial Conglomerates	0.1
Multiline Retail	0.1
Marine	0.1
Transportation Infrastructure	0.1
Automobiles	0.0 **
Short Term Investments	27.7
Other Assets & Liabilities	(27.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 500	NET ASSET	MARKET	S&P 500
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	18.31%	18.47%	18.49%	N/A	N/A	N/A

ONE YEAR	32.41%	32.56%	32.75%	32.41%	32.56%	32.75%

THREE YEARS (1)	58.09%	58.20%	59.23%	16.49%	16.52%	16.77%

FIVE YEARS (1)	152.14%	152.41%	141.03%	20.32%	20.34%	19.24%

TEN YEARS (1)(2)	105.75%	106.15%	105.58%	7.48%	7.50%	7.47%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 500 Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2003 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through December 31, 2013.

SPDR S&P 500 Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		GOOGLE, INC.
DESCRIPTION	APPLE, INC.	(CLASS A)	MICROSOFT CORP.	JOHNSON & JOHNSON	AMAZON.COM, INC.

MARKET VALUE	$19,114,212	11,907,544	10,766,553	5,767,697	5,580,268

% OF NET ASSETS	5.9	3.7	3.3	1.8	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	6.8%
Computers & Peripherals	6.6
Media	6.0
Internet Software & Services	5.9
Software	5.7
IT Services	5.3
Biotechnology	4.7
Aerospace & Defense	3.7
Oil, Gas & Consumable Fuels	3.2
Specialty Retail	3.1
Chemicals	3.0
Internet & Catalog Retail	2.8
Beverages	2.6
Hotels, Restaurants & Leisure	2.3
Energy Equipment & Services	2.3
Health Care Equipment & Supplies	2.2
Household Products	2.1
Capital Markets	2.0
Real Estate Investment Trusts	1.9
Tobacco	1.7
Communications Equipment	1.6
Road & Rail	1.6
Industrial Conglomerates	1.6
Semiconductors & Semiconductor Equipment	1.4
Textiles, Apparel & Luxury Goods	1.4
Machinery	1.4
Consumer Finance	1.4
Diversified Financial Services	1.4
Food Products	1.2
Insurance	1.2
Air Freight & Logistics	1.2
Commercial Banks	1.1
Electrical Equipment	1.0
Diversified Telecommunication Services	0.9
Life Sciences Tools & Services	0.8
Auto Components	0.7
Health Care Providers & Services	0.7
Food & Staples Retailing	0.5
Commercial Services & Supplies	0.5
Airlines	0.4
Electronic Equipment, Instruments & Components	0.4
Trading Companies & Distributors	0.3
Professional Services	0.3
Household Durables	0.3
Materials	0.3
Multiline Retail	0.3
Wireless Telecommunication Services	0.3
Personal Products	0.3
Multi-Utilities	0.2
Health Care Technology	0.2
Automobiles	0.2
Containers & Packaging	0.2
Leisure Equipment & Products	0.2
Diversified Consumer Services	0.1
Building Products	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Construction Materials	0.0	**
Construction & Engineering	0.0	**
Thrifts & Mortgage Finance	0.0	**
Short Term Investments	1.8
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 500 Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX	NET ASSET VALUE	MARKET VALUE	S&P 500 VALUE INDEX

SIX MONTHS	13.89%	13.90%	14.04%	N/A	N/A	N/A

ONE YEAR	31.63%	31.65%	31.99%	31.63%	31.65%	31.99%

THREE YEARS (1)	53.48%	53.42%	54.57%	15.35%	15.33%	15.62%

FIVE YEARS (1)	107.50%	107.64%	115.59%	15.72%	15.73%	16.61%

TEN YEARS (1)(2)	94.38%	94.57%	101.87%	6.87%	6.88%	7.28%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 500 Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2003 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through December 31, 2013.

SPDR S&P 500 Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		GENERAL		JPMORGAN
DESCRIPTION	EXXON MOBIL CORP.	ELECTRIC CO.	CHEVRON CORP.	CHASE & CO.	WELLS FARGO & CO.

MARKET VALUE	$9,755,579	6,259,407	5,308,175	4,854,191	4,802,548

% OF NET ASSETS	5.5	3.6	3.0	2.8	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	14.0%
Diversified Financial Services	9.0
Insurance	4.9
Pharmaceuticals	4.8
Commercial Banks	4.6
Food & Staples Retailing	4.3
Industrial Conglomerates	3.6
Diversified Telecommunication Services	3.5
Health Care Providers & Services	3.5
Electric Utilities	3.3
Semiconductors & Semiconductor Equipment	2.6
Capital Markets	2.4
Machinery	2.1
Multi-Utilities	2.0
Household Products	1.9
Food Products	1.9
IT Services	1.9
Communications Equipment	1.8
Health Care Equipment & Supplies	1.8
Aerospace & Defense	1.8
Chemicals	1.7
Beverages	1.7
Real Estate Investment Trusts	1.5
Media	1.5
Computers & Peripherals	1.4
Energy Equipment & Services	1.4
Automobiles	1.3
Tobacco	1.3
Specialty Retail	1.3
Metals & Mining	1.1
Multiline Retail	1.1
Hotels, Restaurants & Leisure	1.1
Software	1.0
Electrical Equipment	0.6
Consumer Finance	0.6
Commercial Services & Supplies	0.5
Household Durables	0.5
Electronic Equipment, Instruments & Components	0.5
Paper & Forest Products	0.5
Air Freight & Logistics	0.5
Construction & Engineering	0.3
Internet Software & Services	0.3
Independent Power Producers & Energy Traders	0.2
Gas Utilities	0.2
Containers & Packaging	0.2
Life Sciences Tools & Services	0.2
Road & Rail	0.2
Textiles, Apparel & Luxury Goods	0.2
Office Electronics	0.2
Leisure Equipment & Products	0.1
Auto Components	0.1
Distributors	0.1
Thrifts & Mortgage Finance	0.1
Professional Services	0.1
Building Products	0.1
Construction Materials	0.1
Personal Products	0.1
Diversified Consumer Services	0.0	**
Real Estate Management & Development	0.0	**
Internet & Catalog Retail	0.0	**
Short Term Investments	3.2
Other Assets & Liabilities	(2.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell Small Cap Completeness ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell Small Cap Completeness ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.10%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN				AVERAGE ANNUAL TOTAL RETURN

			DOW JONES	RUSSELL			DOW JONES	RUSSELL
			U.S. MID-CAP	SMALL CAP			U.S. MID-CAP	SMALL CAP
	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS	NET ASSET	MARKET	TOTAL STOCK	COMPLETENESS
	VALUE	VALUE	MARKET INDEX	INDEX	VALUE	VALUE	MARKET INDEX	INDEX

SIX MONTHS (1)	19.52%	19.60%	18.12%	20.11%	N/A	N/A	N/A	N/A

ONE YEAR (1)	37.90%	38.02%	36.46%	38.50%	37.90%	38.02%	36.46%	38.50%

THREE YEARS (1)	60.38%	60.27%	59.35%	57.09%	17.05%	17.03%	16.80%	16.25%

FIVE YEARS (1)	189.12%	189.79%	188.83%	173.89%	23.66%	23.71%	23.63%	22.33%

SINCE INCEPTION (1)(2)	121.13%	121.25%	120.97%	108.42%	10.23%	10.24%	10.22%	9.44%

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	For the period November 8, 2005 to December 31, 2013.

SPDR Russell Small Cap Completeness ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through July 8, 2013 and the Russell Small Cap Completeness Index from July 9, 2013 through December 31, 2013.

SPDR Russell Small Cap Completeness ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	LIBERTY GLOBAL PLC	LAS VEGAS	LINKEDIN CORP.	LIBERTY INTERACTIVE
DESCRIPTION	(CLASS A)	SANDS CORP.	(CLASS A)	CORP. (CLASS A)	SEADRILL, LTD.

MARKET VALUE	$711,564	629,304	428,890	318,682	295,858

% OF NET ASSETS	0.9	0.8	0.5	0.4	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	7.9%
Commercial Banks	5.0
Insurance	4.2
Software	4.0
Oil, Gas & Consumable Fuels	3.9
Machinery	3.8
Media	3.7
Specialty Retail	3.5
Hotels, Restaurants & Leisure	3.2
Health Care Providers & Services	3.0
Biotechnology	2.9
Semiconductors & Semiconductor Equipment	2.8
Chemicals	2.6
Internet Software & Services	2.5
IT Services	2.5
Health Care Equipment & Supplies	2.4
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.2
Capital Markets	2.0
Aerospace & Defense	1.7
Food Products	1.7
Commercial Services & Supplies	1.5
Professional Services	1.4
Pharmaceuticals	1.2
Metals & Mining	1.2
Household Durables	1.2
Communications Equipment	1.2
Thrifts & Mortgage Finance	1.1
Road & Rail	1.1
Textiles, Apparel & Luxury Goods	1.1
Electric Utilities	1.1
Life Sciences Tools & Services	1.1
Auto Components	1.0
Electrical Equipment	1.0
Trading Companies & Distributors	1.0
Airlines	0.9
Containers & Packaging	0.9
Internet & Catalog Retail	0.9
Building Products	0.9
Construction & Engineering	0.9
Wireless Telecommunication Services	0.8
Gas Utilities	0.8
Computers & Peripherals	0.8
Diversified Consumer Services	0.7
Real Estate Management & Development	0.6
Food & Staples Retailing	0.6
Diversified Telecommunication Services	0.5
Multi-Utilities	0.5
Household Products	0.5
Personal Products	0.5
Diversified Financial Services	0.5
Leisure Equipment & Products	0.5
Water Utilities	0.4
Automobiles	0.4
Paper & Forest Products	0.4
Distributors	0.3
Consumer Finance	0.3
Independent Power Producers & Energy Traders	0.3
Construction Materials	0.3
Multiline Retail	0.3
Health Care Technology	0.2
Air Freight & Logistics	0.2
Marine	0.2
Industrial Conglomerates	0.2
Beverages	0.1
Tobacco	0.1
Office Electronics	0.1
Transportation Infrastructure	0.0 **
Short Term Investments	12.1
Other Assets & Liabilities	(11.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	17.10%	17.00%	17.23%	N/A	N/A	N/A

ONE YEAR	32.44%	32.49%	32.77%	32.44%	32.49%	32.77%

THREE YEARS	53.35%	53.32%	54.23%	15.32%	15.31%	15.54%

FIVE YEARS (1)	201.88%	202.68%	184.09%	24.73%	24.79%	23.22%

SINCE INCEPTION (1)(2)	127.66%	127.82%	120.49%	10.62%	10.63%	10.19%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2013.

SPDR S&P 400 Mid Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through December 31, 2013.

SPDR S&P 400 Mid Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

				GREEN MOUNTAIN
	AFFILIATED MANAGERS GROUP,	TRACTOR SUPPLY		COFFEE ROASTERS,	POLARIS INDUSTRIES,
DESCRIPTION	INC.	CO.	LKQ CORP.	INC.	INC.

MARKET VALUE	$2,095,061	1,975,963	1,805,026	1,804,472	1,712,872

% OF NET ASSETS	1.4	1.4	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Software	6.7%
Machinery	6.5
Real Estate Investment Trusts	5.1
Commercial Banks	5.0
IT Services	4.7
Capital Markets	3.4
Energy Equipment & Services	3.4
Specialty Retail	3.3
Household Durables	2.9
Oil, Gas & Consumable Fuels	2.9
Health Care Providers & Services	2.9
Health Care Equipment & Supplies	2.8
Textiles, Apparel & Luxury Goods	2.6
Hotels, Restaurants & Leisure	2.5
Food Products	2.5
Electronic Equipment, Instruments & Components	2.3
Semiconductors & Semiconductor Equipment	2.3
Road & Rail	2.2
Commercial Services & Supplies	2.2
Chemicals	1.9
Building Products	1.8
Leisure Equipment & Products	1.7
Pharmaceuticals	1.7
Computers & Peripherals	1.6
Aerospace & Defense	1.6
Professional Services	1.5
Containers & Packaging	1.5
Media	1.4
Internet Software & Services	1.4
Biotechnology	1.3
Trading Companies & Distributors	1.3
Distributors	1.2
Insurance	1.2
Diversified Financial Services	1.2
Life Sciences Tools & Services	1.2
Communications Equipment	1.1
Household Products	1.0
Electrical Equipment	1.0
Diversified Consumer Services	0.8
Construction Materials	0.8
Marine	0.7
Metals & Mining	0.7
Airlines	0.6
Auto Components	0.6
Gas Utilities	0.6
Industrial Conglomerates	0.3
Thrifts & Mortgage Finance	0.3
Diversified Telecommunication Services	0.3
Water Utilities	0.3
Real Estate Management & Development	0.2
Office Electronics	0.2
Food & Staples Retailing	0.2
Health Care Technology	0.2
Paper & Forest Products	0.2
Automobiles	0.1
Short Term Investments	5.4
Other Assets & Liabilities	(5.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.28%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MIDCAP 400	NET ASSET	MARKET	S&P MIDCAP 400
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	15.58%	15.45%	15.76%	N/A	N/A	N/A

ONE YEAR	33.84%	33.96%	34.25%	33.84%	33.96%	34.25%

THREE YEARS	54.21%	54.30%	55.26%	15.53%	15.55%	15.80%

FIVE YEARS (1)	147.03%	147.69%	154.94%	19.83%	19.89%	20.58%

SINCE INCEPTION (1)(2)	91.55%	91.75%	101.27%	8.30%	8.32%	8.97%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2013.

SPDR S&P 400 Mid Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through December 31, 2013.

SPDR S&P 400 Mid Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	HOLLYFRONTIER	SL GREEN	FIDELITY NATIONAL	REALTY INCOME	EVEREST RE GROUP,
DESCRIPTION	CORP.	REALTY CORP.	FINANCIAL, INC. (CLASS A)	CORP.	LTD.

MARKET VALUE	$998,769	886,940	819,460	779,226	757,528

% OF NET ASSETS	1.3	1.2	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	11.7%
Insurance	9.1
Specialty Retail	6.0
Machinery	4.6
Commercial Banks	4.2
Chemicals	3.9
Health Care Providers & Services	3.8
Electric Utilities	3.3
Electronic Equipment, Instruments & Components	2.9
Oil, Gas & Consumable Fuels	2.8
Semiconductors & Semiconductor Equipment	2.6
Metals & Mining	2.5
Food Products	2.3
Multi-Utilities	2.3
Energy Equipment & Services	2.2
Gas Utilities	2.2
Aerospace & Defense	2.0
Health Care Equipment & Supplies	2.0
Containers & Packaging	1.9
Software	1.9
Capital Markets	1.9
IT Services	1.8
Construction & Engineering	1.7
Commercial Services & Supplies	1.4
Media	1.3
Thrifts & Mortgage Finance	1.2
Household Products	1.1
Electrical Equipment	1.0
Professional Services	1.0
Internet Software & Services	1.0
Diversified Consumer Services	0.9
Communications Equipment	0.9
Food & Staples Retailing	0.8
Trading Companies & Distributors	0.8
Computers & Peripherals	0.8
Household Durables	0.6
Multiline Retail	0.6
Real Estate Management & Development	0.6
Paper & Forest Products	0.6
Hotels, Restaurants & Leisure	0.6
Road & Rail	0.5
Life Sciences Tools & Services	0.5
Pharmaceuticals	0.4
Wireless Telecommunication Services	0.3
Construction Materials	0.3
Industrial Conglomerates	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.3
Diversified Telecommunication Services	0.3
Airlines	0.2
Air Freight & Logistics	0.2
Tobacco	0.2
Building Products	0.2
Automobiles	0.2
Office Electronics	0.2
Health Care Technology	0.2
Marine	0.1
Short Term Investments	16.9
Other Assets & Liabilities	(16.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 600 Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.24%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	21.41%	21.29%	21.62%	N/A	N/A	N/A

ONE YEAR	40.98%	40.83%	41.31%	40.98%	40.83%	41.31%

THREE YEARS	65.24%	64.93%	66.05%	18.22%	18.15%	18.42%

FIVE YEARS (1)	197.21%	198.20%	163.37%	24.34%	24.42%	21.37%

SINCE INCEPTION (1)(2)	128.25%	128.06%	111.24%	10.66%	10.65%	9.62%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	For the period November 8, 2005 to December 31, 2013.

SPDR S&P 600 Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from November 8, 2005 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through December 31, 2013.

SPDR S&P 600 Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ALIGN TECHNOLOGY,	FIFTH & PACIFIC COS.,			FINANCIAL
DESCRIPTION	INC.	INC.	FEI CO.	THE TORO CO.	ENGINES, INC.

MARKET VALUE	$2,450,535	2,387,098	2,261,076	2,207,683	2,127,825

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	7.7%
Real Estate Investment Trusts	6.3
Electronic Equipment, Instruments & Components	5.4
Specialty Retail	4.8
Health Care Equipment & Supplies	4.1
Semiconductors & Semiconductor Equipment	3.9
Machinery	3.5
Hotels, Restaurants & Leisure	3.4
Health Care Providers & Services	3.2
Chemicals	2.9
Software	2.8
Textiles, Apparel & Luxury Goods	2.7
Aerospace & Defense	2.4
Commercial Services & Supplies	2.4
Capital Markets	2.3
Energy Equipment & Services	2.3
Internet Software & Services	2.2
IT Services	2.1
Insurance	2.1
Pharmaceuticals	2.1
Food Products	2.1
Oil, Gas & Consumable Fuels	1.8
Communications Equipment	1.7
Gas Utilities	1.6
Household Durables	1.6
Metals & Mining	1.6
Electrical Equipment	1.5
Professional Services	1.5
Consumer Finance	1.3
Paper & Forest Products	1.2
Electric Utilities	1.1
Building Products	1.0
Thrifts & Mortgage Finance	0.9
Construction & Engineering	0.8
Diversified Consumer Services	0.8
Food & Staples Retailing	0.7
Media	0.7
Health Care Technology	0.7
Life Sciences Tools & Services	0.6
Trading Companies & Distributors	0.6
Biotechnology	0.6
Auto Components	0.6
Computers & Peripherals	0.6
Air Freight & Logistics	0.6
Diversified Financial Services	0.5
Road & Rail	0.5
Multi-Utilities	0.5
Distributors	0.4
Leisure Equipment & Products	0.4
Airlines	0.3
Diversified Telecommunication Services	0.3
Construction Materials	0.3
Beverages	0.3
Internet & Catalog Retail	0.3
Household Products	0.2
Multiline Retail	0.2
Water Utilities	0.2
Personal Products	0.1
Automobiles	0.1
Real Estate Management & Development	0.1
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1
Tobacco	0.0 **
Short Term Investments	9.8
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.28%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	GROWTH INDEX	VALUE	VALUE	GROWTH INDEX

SIX MONTHS	23.13%	23.08%	23.25%	N/A	N/A	N/A

ONE YEAR	42.44%	42.42%	42.69%	42.44%	42.42%	42.69%

THREE YEARS	68.62%	68.47%	69.39%	19.02%	18.99%	19.20%

FIVE YEARS (1)	222.47%	222.65%	178.26%	26.39%	26.40%	22.71%

TEN YEARS (1)(2)	191.45%	191.05%	189.68%	11.29%	11.27%	11.22%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 600 Small Cap Growth ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2003 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through December 31, 2013.

SPDR S&P 600 Small Cap Growth ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ALIGN TECHNOLOGY,	FIFTH & PACIFIC COS.,		FINANCIAL ENGINES,	WEST PHARMACEUTICAL
DESCRIPTION	INC.	INC.	FEI CO.	INC.	SERVICES, INC.

MARKET VALUE	$4,093,940	3,989,893	3,787,434	3,549,247	3,477,226

% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	9.0%
Health Care Equipment & Supplies	5.9
Electronic Equipment, Instruments & Components	5.6
Hotels, Restaurants & Leisure	4.5
Real Estate Investment Trusts	4.3
Software	4.3
Textiles, Apparel & Luxury Goods	4.0
Internet Software & Services	3.8
Specialty Retail	3.7
Pharmaceuticals	3.7
IT Services	2.9
Machinery	2.9
Semiconductors & Semiconductor Equipment	2.9
Capital Markets	2.8
Chemicals	2.7
Health Care Providers & Services	2.5
Electrical Equipment	2.1
Energy Equipment & Services	2.0
Consumer Finance	1.9
Aerospace & Defense	1.7
Oil, Gas & Consumable Fuels	1.7
Communications Equipment	1.7
Household Durables	1.4
Professional Services	1.3
Commercial Services & Supplies	1.3
Food Products	1.3
Health Care Technology	1.3
Insurance	1.1
Diversified Consumer Services	1.1
Biotechnology	1.0
Paper & Forest Products	0.9
Auto Components	0.9
Metals & Mining	0.8
Building Products	0.8
Life Sciences Tools & Services	0.8
Diversified Financial Services	0.7
Food & Staples Retailing	0.7
Media	0.7
Leisure Equipment & Products	0.6
Beverages	0.6
Road & Rail	0.6
Thrifts & Mortgage Finance	0.6
Computers & Peripherals	0.6
Airlines	0.5
Distributors	0.4
Construction & Engineering	0.4
Trading Companies & Distributors	0.4
Household Products	0.3
Construction Materials	0.3
Automobiles	0.2
Real Estate Management & Development	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.2
Personal Products	0.2
Diversified Telecommunication Services	0.2
Water Utilities	0.1
Multiline Retail	0.1
Containers & Packaging	0.1
Wireless Telecommunication Services	0.0 **
Short Term Investments	9.5
Other Assets & Liabilities	(9.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% net assets.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.30%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P SMALLCAP 600	NET ASSET	MARKET	S&P SMALLCAP 600
	VALUE	VALUE	VALUE INDEX	VALUE	VALUE	VALUE INDEX

SIX MONTHS	19.90%	20.04%	20.05%	N/A	N/A	N/A

ONE YEAR	39.62%	39.69%	39.98%	39.62%	39.69%	39.98%

THREE YEARS	62.23%	62.18%	63.19%	17.50%	17.49%	17.73%

FIVE YEARS (1)	175.18%	176.12%	150.03%	22.44%	22.52%	20.12%

TEN YEARS (1)(2)	161.63%	161.45%	161.09%	10.10%	10.09%	10.07%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.

SPDR S&P 600 Small Cap Value ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Effective October 31, 2005, the Fund changed its benchmark index to the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 31, 2005.
(3)	Index returns represent the Fund’s prior benchmark indices from December 31, 2003 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through December 31, 2013.

SPDR S&P 600 Small Cap Value ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		PROSPECT CAPITAL	PROASSURANCE	CURTISS-WRIGHT	EMCOR GROUP,
DESCRIPTION	CENTENE CORP.	CORP.	CORP.	CORP.	INC.

MARKET VALUE	$2,297,635	2,263,388	2,130,163	2,097,649	2,026,722

% OF NET ASSETS	0.9	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	8.2%
Commercial Banks	6.4
Specialty Retail	5.9
Electronic Equipment, Instruments & Components	5.1
Semiconductors & Semiconductor Equipment	4.8
Machinery	4.0
Health Care Providers & Services	3.9
Commercial Services & Supplies	3.3
Gas Utilities	3.2
Chemicals	3.2
Insurance	3.1
Aerospace & Defense	3.0
Food Products	2.9
Energy Equipment & Services	2.6
Hotels, Restaurants & Leisure	2.3
Metals & Mining	2.3
Electric Utilities	2.3
Health Care Equipment & Supplies	2.2
Oil, Gas & Consumable Fuels	2.0
Capital Markets	1.8
Household Durables	1.8
Professional Services	1.6
Communications Equipment	1.6
Textiles, Apparel & Luxury Goods	1.4
Paper & Forest Products	1.4
IT Services	1.4
Software	1.3
Construction & Engineering	1.2
Thrifts & Mortgage Finance	1.2
Building Products	1.2
Multi-Utilities	1.0
Electrical Equipment	0.9
Trading Companies & Distributors	0.9
Air Freight & Logistics	0.9
Food & Staples Retailing	0.8
Media	0.8
Consumer Finance	0.7
Internet Software & Services	0.7
Computers & Peripherals	0.6
Diversified Consumer Services	0.5
Pharmaceuticals	0.5
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Distributors	0.4
Road & Rail	0.4
Internet & Catalog Retail	0.4
Diversified Financial Services	0.3
Construction Materials	0.3
Auto Components	0.3
Multiline Retail	0.3
Biotechnology	0.3
Airlines	0.2
Leisure Equipment & Products	0.2
Water Utilities	0.2
Wireless Telecommunication Services	0.1
Personal Products	0.1
Containers & Packaging	0.1
Health Care Technology	0.1
Household Products	0.1
Tobacco	0.1
Short Term Investments	9.8
Other Assets & Liabilities	(9.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Global Dow ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	GLOBAL DOW	NET ASSET	MARKET	GLOBAL DOW
	VALUE	VALUE	INDEX (2)	VALUE	VALUE	INDEX (2)

SIX MONTHS	18.60%	18.77%	18.80%	N/A	N/A	N/A

ONE YEAR	26.93%	26.28%	27.25%	26.93%	26.28%	27.25%

THREE YEARS (1)	27.43%	27.30%	27.42%	8.41%	8.38%	8.41%

FIVE YEARS (1)	64.68%	65.38%	81.65%	10.49%	10.59%	12.68%

TEN YEARS (1)	43.79%	44.17%	N/A	3.70%	3.73%	N/A

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008.

SPDR Global Dow ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Returns represent the Fund’s prior benchmark index (12/31/03-5/1/11) and Global Dow Index (5/2/11-12/31/13).

SPDR Global Dow ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

			SOUTHWEST	VESTAS WIND
DESCRIPTION	AMAZON.COM, INC.	FEDEX CORP.	AIRLINES CO.	SYSTEMS A/S	ALCOA, INC.

MARKET VALUE	$865,374	863,195	860,687	860,460	839,504

% OF NET ASSETS	0.8	0.8	0.8	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	8.7%
Oil, Gas & Consumable Fuels	8.3
Metals & Mining	5.4
Pharmaceuticals	5.2
Industrial Conglomerates	3.5
Capital Markets	3.2
Insurance	2.9
Diversified Financial Services	2.8
Aerospace & Defense	2.7
Chemicals	2.7
Wireless Telecommunication Services	2.6
Food & Staples Retailing	2.6
Diversified Telecommunication Services	2.5
Multi-Utilities	2.5
Software	2.2
Media	2.1
IT Services	2.1
Automobiles	2.0
Health Care Equipment & Supplies	1.9
Hotels, Restaurants & Leisure	1.9
Semiconductors & Semiconductor Equipment	1.9
Household Durables	1.9
Machinery	1.8
Electric Utilities	1.8
Communications Equipment	1.8
Air Freight & Logistics	1.6
Electrical Equipment	1.5
Computers & Peripherals	1.5
Specialty Retail	1.4
Internet Software & Services	1.4
Food Products	1.4
Biotechnology	1.4
Beverages	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Products	1.3
Health Care Providers & Services	1.3
Trading Companies & Distributors	1.2
Internet & Catalog Retail	0.8
Airlines	0.8
Consumer Finance	0.7
Construction & Engineering	0.7
Building Products	0.7
Auto Components	0.7
Energy Equipment & Services	0.6
Tobacco	0.6
Office Electronics	0.6
Short Term Investments	1.8
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Dow Jones REIT ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	DOW JONES U.S.	NET ASSET	MARKET	DOW JONES U.S.
	VALUE	VALUE	SELECT REIT INDEX	VALUE	VALUE	SELECT REIT INDEX

SIX MONTHS	−4.29%	−4.29%	−4.20%	N/A	N/A	N/A

ONE YEAR	0.94%	0.97%	1.22%	0.94%	0.97%	1.22%

THREE YEARS	28.70%	28.62%	29.65%	8.78%	8.75%	9.04%

FIVE YEARS	111.43%	111.20%	113.30%	16.15%	16.13%	16.36%

TEN YEARS	117.14%	117.14%	120.33%	8.06%	8.06%	8.22%

SPDR Dow Jones REIT ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Dow Jones REIT ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	SIMON PROPERTY
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	PROLOGIS	EQUITY RESIDENTIAL	VENTAS, INC.

MARKET VALUE	$229,734,059	105,844,008	89,653,891	84,584,201	81,954,677

% OF NET ASSETS	11	5.1	4.3	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Specialized REITs	27.6%
Retail REITs	26.2
Residential REITs	17.8
Office REITs	15.7
Industrial REITs	6.2
Diversified REITs	5.9
Short Term Investments	3.1
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Bank ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BANKS SELECT	NET ASSET	MARKET	S&P BANKS SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

SIX MONTHS	16.60%	16.45%	16.84%	N/A	N/A	N/A

ONE YEAR	41.51%	41.47%	42.11%	41.51%	41.47%	42.11%

THREE YEARS	35.11%	35.09%	N/A	10.55%	10.54%	N/A

FIVE YEARS (1)	63.70%	63.63%	N/A	10.36%	10.35%	N/A

SINCE INCEPTION (1)(2)	−18.57%	−18.53%	N/A	−2.49%	−2.48%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2013.
(3)	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Bank ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior benchmark index (11/8/05-10/23/11) and S&P Banks Select Industry Index (10/24/11-12/31/13).

SPDR S&P Bank ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TEXAS CAPITAL	WEBSTER FINANCIAL	NORTHERN TRUST	BANCORPSOUTH,	SYNOVUS FINANCIAL
DESCRIPTION	BANCSHARES, INC.	CORP.	CORP.	INC.	CORP.

MARKET VALUE	$51,744,180	51,046,649	50,927,857	50,926,631	50,463,187

% OF NET ASSETS	2.1	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	64.8%
Thrifts & Mortgage Finance	17.4
Other Diversified Financial Services	7.7
Diversified Banks	5.9
Asset Management & Custody Banks	4.0
Short Term Investments	7.9
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Capital Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 1.86%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P CAPITAL MARKETS			S&P CAPITAL MARKETS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	26.58%	26.55%	26.87%	N/A	N/A	N/A

ONE YEAR	50.05%	49.86%	50.71%	50.05%	49.86%	50.71%

THREE YEARS	41.89%	41.77%	N/A	12.37%	12.34%	N/A

FIVE YEARS (1)	112.58%	112.79%	N/A	16.28%	16.30%	N/A

SINCE INCEPTION (1)(2)	12.72%	12.67%	N/A	1.48%	1.48%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2013
(3)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior benchmark index (11/8/05-10/23/11) and S&P Capital Markets Select Industry Index (10/24/11-12/31/13).

SPDR S&P Capital Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	WISDOMTREE	JANUS CAPITAL	FEDERATED INVESTORS,	EVERCORE PARTNERS,	AMERIPRISE
DESCRIPTION	INVESTMENTS, INC.	GROUP, INC.	INC. (CLASS B)	INC. (CLASS A)	FINANCIAL, INC.

MARKET VALUE	$3,710,351	3,678,244	3,490,877	3,423,541	3,418,250

% OF NET ASSETS	3.0	3.0	2.8	2.8	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Asset Management & Custody Banks	61.8%
Investment Banking & Brokerage	35.6
Mortgage REIT’s	2.4
Short Term Investments	10.9
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Insurance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INSURANCE			S&P INSURANCE
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	17.67%	17.69%	17.91%	N/A	N/A	N/A

ONE YEAR	45.55%	45.56%	46.15%	45.55%	45.56%	46.15%

THREE YEARS	54.44%	54.44%	N/A	15.59%	15.59%	N/A

FIVE YEARS (1)	150.18%	150.14%	N/A	20.13%	20.13%	N/A

SINCE INCEPTION (1)(2)	39.42%	39.43%	N/A	4.16%	4.16%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period November 8, 2005 to December 31, 2013
(3)	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior benchmark index (11/8/05-10/23/11) and S&P Insurance Select Industry Index (10/24/11-12/31/13).

SPDR S&P Insurance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	FIDELITY NATIONAL				OLD REPUBLIC
DESCRIPTION	FINANCIAL, INC. (CLASS A)	MBIA, INC.	XL GROUP PLC	PARTNERRE, LTD.	INTERNATIONAL CORP.

MARKET VALUE	$10,179,305	10,097,586	10,089,014	10,084,274	10,079,186

% OF NET ASSETS	2.1	2.1	2.1	2.1	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Property & Casualty Insurance	36.8%
Life & Health Insurance	22.2
Reinsurance	16.5
Multi-line Insurance	14.3
Insurance Brokers	10.1
Short Term Investments	2.8
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Mortgage Finance ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/29/09, 4/30/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Mortgage Finance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P MORTGAGE			S&P MORTGAGE
	NET ASSET	MARKET	FINANCE SELECT	NET ASSET	MARKET	FINANCE SELECT
	VALUE	VALUE	INDUSTRY INDEX (3)	VALUE	VALUE	INDUSTRY INDEX (3)

SIX MONTHS	12.68%	12.60%	12.87%	N/A	N/A	N/A

ONE YEAR	32.17%	32.08%	32.67%	32.17%	32.08%	32.67%

THREE YEARS (1)	40.88%	40.85%	N/A	12.10%	12.09%	N/A

SINCE INCEPTION (1)(2)	51.08%	51.04%	N/A	9.22%	9.22%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period April 29, 2009 to December 31, 2013.
(3)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

SPDR S&P Mortgage Finance ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Mortgage Finance Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior benchmark index (4/29/09-10/23/11) and S&P Mortgage Finance Select Industry Index (10/24/11-12/31/13).

SPDR S&P Mortgage Finance ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	AMBAC FINANCIAL
DESCRIPTION	GROUP, INC.	D.R. HORTON, INC.	TOLL BROTHERS, INC.	LENNAR CORP. (CLASS A)	PULTE GROUP, INC.

MARKET VALUE	$200,606	196,527	189,551	188,701	188,606

% OF NET ASSETS	2.4	2.3	2.3	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Insurance	51.0%
Thrifts & Mortgage Finance	28.5
Household Durables	20.2
Short Term Investments	22.2
Other Assets & Liabilities	(21.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Regional Banking ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P REGIONAL BANKS			S&P REGIONAL BANKS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX (3)	VALUE	VALUE	INDEX (3)

SIX MONTHS	20.84%	20.79%	21.08%	N/A	N/A	N/A

ONE YEAR	47.30%	47.33%	47.92%	47.30%	47.33%	47.92%

THREE YEARS	62.45%	62.22%	N/A	17.55%	17.50%	N/A

FIVE YEARS (1)	52.10%	52.40%	N/A	8.75%	8.79%	N/A

SINCE INCEPTION (1)(2)	2.62%	2.67%	N/A	0.34%	0.35%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	For the period June 19, 2006 to December 31, 2013.
(3)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Returns represent the Fund’s prior benchmark index (6/19/06-10/23/11) and S&P Regional Banks Select Industry Index (10/24/11-12/31/13).

SPDR S&P Regional Banking ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TAXAS CAPITAL	WEBSTER		SYNOVUS
DESCRIPTION	BANCSHARES, INC.	FINANCIAL CORP.	BANCORPSOUTH, INC.	FINANCIAL CORP.	POPULAR, INC.

MARKET VALUE	$45,099,167	44,533,770	44,429,076	44,026,888	43,837,441

% OF NET ASSETS	1.6	1.5	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Regional Banks	95.5%
Thrifts & Mortgage Finance	4.4
Short Term Investments	4.4
Other Assets & Liabilities	(4.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Morgan Stanley Technology ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.50%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MORGAN STANLEY			MORGAN STANLEY
	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX	NET ASSET VALUE	MARKET VALUE	TECHNOLOGY INDEX

SIX MONTHS	21.84%	21.81%	22.20%	N/A	N/A	N/A

ONE YEAR	33.21%	33.22%	33.86%	33.21%	33.22%	33.86%

THREE YEARS	40.07%	40.04%	41.91%	11.89%	11.88%	12.38%

FIVE YEARS	175.15%	175.59%	181.68%	22.44%	22.48%	23.01%

TEN YEARS	98.38%	98.62%	107.74%	7.09%	7.10%	7.58%

SPDR Morgan Stanley Technology ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Morgan Stanley Technology ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	CISCO		INTERNATIONAL BUSINESS	JUNIPER
DESCRIPTION	SYSTEMS, INC.	ORACLE CORP.	MACHINES CORP.	NETWORKS, INC.	INTEL CORP.

MARKET VALUE	$6,423,731	6,359,194	6,291,286	6,266,786	6,261,526

% OF NET ASSETS	3.0	2.9	2.9	2.9	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Software	17.2%
Computers & Peripherals	17.1
Communications Equipment	14.5
IT Services	14.4
Semiconductors & Semiconductor Equipment	11.5
Internet Software & Services	11.2
Internet & Catalog Retail	8.2
Electronic Equipment, Instruments & Components	2.9
Office Electronics	2.9
Short Term Investments	4.9
Other Assets & Liabilities	(4.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/8/05, 11/15/05, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HIGH YIELD DIVIDEND			S&P HIGH YIELD DIVIDEND
	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX	NET ASSET VALUE	MARKET VALUE	ARISTOCRATS INDEX

SIX MONTHS	12.51%	12.58%	12.77%	N/A	N/A	N/A

ONE YEAR	30.05%	30.00%	30.59%	30.05%	30.00%	30.59%

THREE YEARS	55.50%	55.38%	57.24%	15.85%	15.82%	16.29%

FIVE YEARS	115.65%	115.91%	118.44%	16.61%	16.64%	16.91%

SINCE INCEPTION (1)	86.08%	86.09%	89.15%	7.92%	7.92%	8.14%

(1)	For the period November 8, 2005 to December 31, 2013.

SPDR S&P Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

			CONSOLIDATED
DESCRIPTION	AT&T, INC.	HCP, INC.	EDISON, INC.	ABBVIE, INC.	SYSCO CORP.

MARKET VALUE	$370,954,807	303,978,497	297,192,743	280,541,031	267,278,696

% OF NET ASSETS	3.0	2.4	2.4	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Household Products	7.2%
Real Estate Investment Trusts	6.1
Chemicals	6.0
Machinery	5.3
Gas Utilities	5.0
Insurance	4.9
Food & Staples Retailing	4.9
Beverages	4.2
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	3.9
Health Care Equipment & Supplies	3.8
Multi-Utilities	3.7
Capital Markets	3.6
Food Products	3.4
Diversified Telecommunication Services	3.0
Multiline Retail	2.2
Industrial Conglomerates	2.1
Hotels, Restaurants & Leisure	1.9
Containers & Packaging	1.8
Metals & Mining	1.8
Electrical Equipment	1.7
Semiconductors & Semiconductor Equipment	1.6
Health Care Providers & Services	1.5
Aerospace & Defense	1.5
Household Durables	1.5
Distributors	1.5
IT Services	1.4
Computers & Peripherals	1.3
Textiles, Apparel & Luxury Goods	1.2
Media	1.1
Water Utilities	1.0
Materials	0.9
Specialty Retail	0.8
Commercial Services & Supplies	0.8
Wireless Telecommunication Services	0.8
Trading Companies & Distributors	0.8
Building Products	0.7
Commercial Banks	0.7
Short Term Investments	3.8
Other Assets & Liabilities	(3.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Aerospace & Defense ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P AEROSPACE &			S&P AEROSPACE &
	NET ASSET	MARKET	DEFENSE SELECT	NET ASSET	MARKET	DEFENSE SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	31.37%	31.31%	31.69%	N/A	N/A	N/A

ONE YEAR	58.64%	58.60%	59.40%	58.64%	58.60%	59.40%

SINCE INCEPTION (1)	107.69%	107.58%	109.58%	38.17%	38.14%	38.76%

(1)	For the period September 28, 2011 to December 31, 2013.

SPDR S&P Aerospace & Defense ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Aerospace & Defense ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		HUNTINGTON INGALLS	LOCKHEED	SPIRIT AEROSYSTEMS	PRECISION
DESCRIPTION	TEXTRON, INC.	INDUSTRIES, INC.	MARTIN CORP.	HOLDINGS, INC. (CLASS A)	CASTPARTS CORP.

MARKET VALUE	$1,522,158	1,441,060	1,392,944	1,387,806	1,386,087

% OF NET ASSETS	4.4	4.2	4.0	4.0	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Aerospace & Defense	99.7%
Short Term Investments	16.2
Other Assets & Liabilities	(15.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Biotech ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P BIOTECHNOLOGY			S&P BIOTECHNOLOGY
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	25.08%	25.01%	24.92%	N/A	N/A	N/A

ONE YEAR	48.50%	48.33%	48.20%	48.50%	48.33%	48.20%

THREE YEARS	107.66%	107.39%	107.87%	27.58%	27.53%	27.62%

FIVE YEARS	145.34%	145.51%	146.35%	19.66%	19.68%	19.76%

SINCE INCEPTION (1)	168.37%	168.05%	172.77%	13.28%	13.26%	13.52%

(1)	For the period January 31, 2006 to December 31, 2013.

SPDR S&P Biotech ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Biotech ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ARIAD	INOVIO		UNITED	NPS
	PHARMACEUTICALS,	PHARMACEUTICALS,		THERAPEUTICS	PHARMACEUTICALS,
DESCRIPTION	INC.	INC.	NOVAVAX, INC.	CORP.	INC.

MARKET VALUE	$24,958,888	21,387,117	19,318,743	18,726,500	17,954,813

% OF NET ASSETS	2.5	2.1	1.9	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Biotechnology	99.9%
Short Term Investments	24.6
Other Assets & Liabilities	(24.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Health Care Equipment ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			EQUIPMENT SELECT			EQUIPMENT SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

SIX MONTHS	20.72%	20.85%	20.95%	N/A	N/A	N/A

ONE YEAR	36.31%	36.57%	36.85%	36.31%	36.57%	36.85%

SINCE INCEPTION (1)	55.61%	55.73%	57.37%	16.28%	16.31%	16.74%

(1)	For the period January 26, 2011 to December 31, 2013.

SPDR S&P Health Care Equipment ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Health Care Equipment ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	EDWARDS	ST. JUDE	GLOBUS MEDICAL, INC.	INTUITIVE
DESCRIPTION	LIFESCIENCES CORP.	MEDICAL, INC.	(CLASS A)	SURGICAL, INC.	ALERE, INC.

MARKET VALUE	$530,289	529,301	527,909	524,269	522,981

% OF NET ASSETS	2.0	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY*	NET ASSETS

Health Care Equipment	79.6%
Health Care Supplies	20.4
Short Term Investments	24.4
Other Assets & Liabilities	(24.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Health Care Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HEALTH CARE			S&P HEALTH CARE
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

SIX MONTHS	12.31%	12.01%	12.49%	N/A	N/A	N/A

ONE YEAR	37.16%	37.06%	37.66%	37.16%	37.06%	37.66%

SINCE INCEPTION (1)	89.46%	89.44%	91.15%	32.67%	32.67%	33.22%

(1)	For the period September 28, 2011 to December 31, 2013.

SPDR S&P Health Care Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Health Care Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

			UNITEDHEALTH
DESCRIPTION	BIOSCRIP, INC.	HEALTHWAYS, INC.	GROUP, INC.	AIR METHODS CORP.	AETNA, INC.

MARKET VALUE	$1,562,954	1,549,828	1,473,546	1,465,366	1,454,931

% OF NET ASSETS	2.5	2.4	2.3	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Health Care Services	32.2%
Health Care Facilities	29.5
Managed Health Care	22.3
Health Care Distributors	15.8
Short Term Investments	28.7
Other Assets & Liabilities	(28.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Homebuilders ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P HOMEBUILDERS			S&P HOMEBUILDERS
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	13.15%	13.21%	13.35%	N/A	N/A	N/A

ONE YEAR	25.50%	25.37%	25.90%	25.50%	25.37%	25.90%

THREE YEARS	95.90%	95.82%	97.74%	25.13%	25.11%	25.52%

FIVE YEARS	191.91%	192.82%	195.65%	23.89%	23.97%	24.21%

SINCE INCEPTION (1)	−21.93%	−21.92%	−21.51%	−3.08%	−3.08%	−3.01%

(1)	For the period January 31, 2006 to December 31, 2013.

SPDR S&P Homebuilders ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Homebuilders ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		LUMBER LIQUIDATORS
DESCRIPTION	D.R. HORTON, INC.	HOLDINGS, INC.	TOLL BROTHERS, INC.	LENNAR CORP. (CLASS A)	PULTE GROUP, INC.

MARKET VALUE	$68,502,647	66,908,338	66,064,388	65,771,823	65,741,629

% OF NET ASSETS	3.4	3.3	3.3	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Homebuilding	29.5%
Building Products	27.9
Home Furnishing Retail	18.0
Home Improvement Retail	9.3
Home Furnishings	8.0
Household Appliances	4.1
Household Durables	3.1
Short Term Investments	5.0
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Metals & Mining ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P METALS & MINING			S&P METALS & MINING
	NET ASSET	MARKET	SELECT INDUSTRY	NET ASSET	MARKET	SELECT INDUSTRY
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	27.64%	27.87%	27.68%	N/A	N/A	N/A

ONE YEAR	−5.41%	−5.31%	−5.35%	−5.41%	−5.31%	−5.35%

THREE YEARS	−36.51%	−36.51%	−36.28%	−14.05%	−14.05%	−13.95%

FIVE YEARS	59.97%	60.32%	61.58%	9.85%	9.90%	10.07%

SINCE INCEPTION (1)	5.13%	5.18%	6.76%	0.67%	0.67%	0.87%

(1)	For the period June 19, 2006 to December 31, 2013.

SPDR S&P Metals & Mining ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Metals & Mining ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	AK STEEL			ALPHA NATURAL
DESCRIPTION	HOLDING CORP.	MOLYCORP, INC.	WALTER ENERGY, INC.	RESOURCES, INC.	ALCOA, INC.

MARKET VALUE	$24,244,374	21,670,006	20,336,245	19,907,834	19,696,933

% OF NET ASSETS	4.1	3.6	3.4	3.3	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Steel	33.3%
Diversified Metals & Mining	22.2
Coal & Consumable Fuels	16.7
Precious Metals & Minerals	10.6
Gold	9.1
Aluminum	7.9
Short Term Investments	16.1
Other Assets & Liabilities	(15.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EQUIPMENT &			EQUIPMENT &
	NET ASSET	MARKET	SERVICES SELECT	NET ASSET	MARKET	SERVICES SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	12.00%	12.04%	12.13%	N/A	N/A	N/A

ONE YEAR	27.00%	27.00%	27.28%	27.00%	27.00%	27.28%

THREE YEARS	21.11%	21.09%	21.78%	6.59%	6.59%	6.79%

FIVE YEARS	164.36%	164.81%	167.57%	21.46%	21.50%	21.76%

SINCE INCEPTION (1)	63.35%	63.39%	66.35%	6.73%	6.73%	6.99%

(1)	For the period June 19, 2006 to December 31, 2013.

SPDR S&P Oil & Gas Equipment & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Oil & Gas Equipment & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	MCDERMOTT	HERCULES	EXTERRAN	NABORS	GEOSPACE
DESCRIPTION	INTERNATIONAL, INC.	OFFSHORE, INC.	HOLDINGS, INC.	INDUSTRIES, LTD.	TECHNOLOGIES CORP.

MARKET VALUE	$8,263,474	7,976,904	7,914,085	7,828,635	7,793,129

% OF NET ASSETS	2.6	2.6	2.5	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Equipment & Services	71.5%
Oil & Gas Drilling	28.3
Short Term Investments	7.9
Other Assets & Liabilities	(7.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P OIL & GAS			S&P OIL & GAS
			EXPLORATION &			EXPLORATION &
	NET ASSET	MARKET	PRODUCTION SELECT	NET ASSET	MARKET	PRODUCTION SELECT
	VALUE	VALUE	INDUSTRY INDEX	VALUE	VALUE	INDUSTRY INDEX

SIX MONTHS	18.05%	18.12%	18.20%	N/A	N/A	N/A

ONE YEAR	27.93%	27.89%	28.25%	27.93%	27.89%	28.25%

THREE YEARS	34.19%	34.16%	34.71%	10.30%	10.29%	10.44%

FIVE YEARS	141.40%	141.71%	143.98%	19.27%	19.30%	19.53%

SINCE INCEPTION (1)	113.77%	113.82%	117.32%	10.61%	10.61%	10.85%

(1)	For the period June 19, 2006 to December 31, 2013.

SPDR S&P Oil & Gas Exploration & Production ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Oil & Gas Exploration & Production ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

					GREEN PLAINS
	DIAMONDBACK		MAGNUM HUNTER	DELEK US	RENEWABLE
DESCRIPTION	ENERGY, INC.	CVR ENERGY, INC.	RESOURCES CORP.	HOLDINGS, INC.	ENERGY, INC.

MARKET VALUE	$13,068,314	12,783,490	12,611,848	12,610,026	12,597,528

% OF NET ASSETS	1.5	1.4	1.4	1.4	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Oil & Gas Exploration & Production	74.9%
Oil & Gas Refining & Marketing	17.2
Integrated Oil & Gas	7.8
Short Term Investments	13.6
Other Assets & Liabilities	(13.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Pharmaceuticals ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P PHARMACEUTICALS			S&P PHARMACEUTICALS
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

SIX MONTHS	27.15%	27.08%	27.34%	N/A	N/A	N/A

ONE YEAR	60.66%	60.71%	61.09%	60.66%	60.71%	61.09%

THREE YEARS	101.09%	100.91%	102.45%	26.22%	26.18%	26.51%

FIVE YEARS	214.98%	214.76%	219.00%	25.79%	25.78%	26.11%

SINCE INCEPTION (1)	212.09%	212.03%	217.01%	16.30%	16.30%	16.55%

(1)	For the period June 19, 2006 to December 31, 2013.

SPDR S&P Pharmaceuticals ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Pharmaceuticals ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		PACIRA	JAZZ	FOREST	SALIX
DESCRIPTION	ALLERGAN, INC.	PHARMACEUTICALS, INC.	PHARMACEUTICALS PLC	LABORATORIES, INC.	PHARMACEUTICALS, LTD.

MARKET VALUE	$27,703,463	27,652,460	26,618,352	26,070,129	25,768,979

% OF NET ASSETS	3.9	3.9	3.8	3.7	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Pharmaceuticals	99.9%
Short Term Investments	8.1
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Retail ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/06, 6/22/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P RETAIL SELECT			S&P RETAIL SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

SIX MONTHS	15.37%	15.39%	15.58%	N/A	N/A	N/A

ONE YEAR	42.15%	42.10%	42.64%	42.15%	42.10%	42.64%

THREE YEARS	88.22%	88.11%	89.46%	23.47%	23.44%	23.74%

FIVE YEARS	358.39%	359.44%	364.21%	35.60%	35.66%	35.94%

SINCE INCEPTION (1)	161.27%	161.32%	167.04%	13.59%	13.59%	13.92%

(1)	For the period June 19, 2006 to December 31, 2013.

SPDR S&P Retail ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Retail ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

				THE FINISH LINE, INC.	BROWN SHOE CO.,
DESCRIPTION	GROUPON, INC.	SUPERVALU, INC.	OVERSTOCK.COM, INC.	(CLASS A)	INC.

MARKET VALUE	$12,685,753	12,550,843	12,533,347	12,433,731	12,357,653

% OF NET ASSETS	1.1	1.1	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Apparel Retail	25.6%
Specialty Stores	16.0
Automotive Retail	13.4
Internet Retail	12.0
Food Retail	8.8
General Merchandise Stores	7.3
Department Stores	6.1
Computer & Electronics Retail	2.9
Hypermarkets & Super Centers	2.9
Drug Retail	2.9
Catalog Retail	1.0
Specialized Consumer Services	0.9
Short Term Investments	10.1
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Semiconductor ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/31/06, 2/6/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SEMICONDUCTOR			S&P SEMICONDUCTOR
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

SIX MONTHS	14.98%	14.97%	15.17%	N/A	N/A	N/A

ONE YEAR	36.30%	36.25%	36.72%	36.30%	36.25%	36.72%

THREE YEARS	14.36%	14.19%	14.75%	4.57%	4.52%	4.69%

FIVE YEARS	163.87%	164.12%	166.71%	21.42%	21.44%	21.68%

SINCE INCEPTION (1)	20.89%	20.83%	20.88%	2.42%	2.42%	2.42%

(1)	For the period January 31, 2006 to December 31, 2013.

SPDR S&P Semiconductor ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Semiconductor ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		APPLIED MICRO	AVAGO	FREESCALE
DESCRIPTION	LSI CORP.	CIRCUITS CORP.	TECHNOLOGIES, LTD.	SEMICONDUCTOR, LTD.	CREE, INC.

MARKET VALUE	$2,924,961	2,480,786	2,431,618	2,346,333	2,341,057

% OF NET ASSETS	3.0	2.5	2.5	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Semiconductors	100.0%
Short Term Investments	7.5
Other Assets & Liabilities	(7.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Software & Services ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P SOFTWARE &			S&P SOFTWARE &
			SERVICES SELECT			SERVICES SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

SIX MONTHS	26.64%	26.57%	26.90%	N/A	N/A	N/A

ONE YEAR	47.81%	47.86%	48.34%	47.81%	47.86%	48.34%

SINCE INCEPTION (1)	91.46%	91.38%	93.08%	33.29%	33.26%	33.81%

(1)	For the period September 28, 2011 to December 31, 2013.

SPDR S&P Software & Services ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Software & Services ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	RESPONSYS, INC.	LIVEPERSON, INC.	MONSTER WORLDWIDE, INC.	ANGIE’S LIST, INC.	RED HAT, INC.

MARKET VALUE	$253,652	227,042	222,470	220,039	214,241

% OF NET ASSETS	0.8	0.7	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Application Software	29.0%
Internet Software & Services	26.9
Data Processing & Outsourced Services	18.8
IT Consulting & Other Services	11.3
Systems Software	10.5
Home Entertainment Software	2.3
Diversified Commercial & Professional Services	1.2
Short Term Investments	28.1
Other Assets & Liabilities	(28.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Telecom ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TELECOM SELECT			S&P TELECOM SELECT
	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX	NET ASSET VALUE	MARKET VALUE	INDUSTRY INDEX

SIX MONTHS	14.98%	14.82%	15.22%	N/A	N/A	N/A

ONE YEAR	23.20%	23.09%	23.66%	23.20%	23.09%	23.66%

SINCE INCEPTION (1)	14.08%	13.96%	15.31%	4.60%	4.56%	4.98%

(1)	For the period January 26, 2011 to December 31, 2013.

SPDR S&P Telecom ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Telecom ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

				UBIQUITI	ARRIS
DESCRIPTION	NII HOLDINGS, INC.	SPRINT CORP.	T-MOBILE US, INC.	NETWORKS, INC.	GROUP, INC.

MARKET VALUE	$400,744	358,653	342,287	321,766	315,502

% OF NET ASSETS	2.9	2.6	2.5	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Communications Equipment	61.9%
Wireless Telecommunication Services	14.9
Integrated Telecommunication Services	12.1
Alternative Carriers	10.9
Short Term Investments	27.2
Other Assets & Liabilities	(27.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Transportation ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P TRANSPORTATION			S&P TRANSPORTATION
			SELECT INDUSTRY			SELECT INDUSTRY
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

SIX MONTHS	23.10%	23.17%	23.34%	N/A	N/A	N/A

ONE YEAR	52.01%	52.10%	52.61%	52.01%	52.10%	52.61%

SINCE INCEPTION (1)	62.88%	62.92%	64.74%	18.11%	18.12%	18.58%

(1)	For the period January 26, 2011 to December 31, 2013.

SPDR S&P Transportation ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P Transportation ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	HERTZ GLOBAL	AVIS BUDGET			KANSAS CITY
DESCRIPTION	HOLDINGS, INC.	GROUP, INC.	KIRBY CORP.	RYDER SYSTEMS, INC.	SOUTHERN

MARKET VALUE	$2,262,296	2,192,947	2,141,319	2,136,300	2,071,057

% OF NET ASSETS	3.1	3.0	2.9	2.9	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Trucking	36.7%
Airlines	23.7
Air Freight & Logistics	20.3
Railroads	14.0
Marine	4.1
Airport Services	1.1
Short Term Investments	25.2
Other Assets & Liabilities	(25.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P 1500 Value Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 1500 LOW	NET ASSET	MARKET	S&P 1500 LOW
	VALUE	VALUE	VALUATION TILT INDEX	VALUE	VALUE	VALUATION TILT INDEX

SIX MONTHS	15.92%	16.13%	16.22%	N/A	N/A	N/A

ONE YEAR	34.72%	34.76%	35.44%	34.72%	34.76%	35.44%

SINCE INCEPTION	37.78%	37.99%	38.64%	30.93%	31.10%	31.73%

(1)	For the period October 24, 2012 to December 31, 2013.

SPDR S&P 1500 Value Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 Value Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

			WAL-MART STORES,		BANK OF AMERICA
DESCRIPTION	EXXON MOBIL CORP.	JPMORGAN CHASE & CO.	INC.	CHEVRON CORP.	CORP.

MARKET VALUE	$232,254	185,031	174,062	151,016	139,725

% OF NET ASSETS	2.9	2.3	2.2	1.9	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Oil, Gas & Consumable Fuels	10.8%
Diversified Financial Services	7.2
Insurance	6.6
Food & Staples Retailing	4.1
Health Care Providers & Services	3.8
Commercial Banks	3.7
Pharmaceuticals	3.4
Computers & Peripherals	3.2
Aerospace & Defense	2.8
Media	2.7
Capital Markets	2.7
Diversified Telecommunication Services	2.7
Software	2.5
Specialty Retail	2.2
Semiconductors & Semiconductor Equipment	2.2
Chemicals	2.1
IT Services	2.0
Electric Utilities	2.0
Machinery	2.0
Industrial Conglomerates	2.0
Food Products	2.0
Health Care Equipment & Supplies	1.7
Internet Software & Services	1.4
Hotels, Restaurants & Leisure	1.4
Energy Equipment & Services	1.4
Multi-Utilities	1.3
Real Estate Investment Trusts	1.2
Beverages	1.2
Household Products	1.2
Metals & Mining	1.1
Consumer Finance	1.0
Tobacco	1.0
Electronic Equipment, Instruments & Components	1.0
Communications Equipment	0.9
Biotechnology	0.9
Multiline Retail	0.8
Commercial Services & Supplies	0.8
Air Freight & Logistics	0.8
Automobiles	0.7
Road & Rail	0.7
Electrical Equipment	0.6
Internet & Catalog Retail	0.5
Household Durables	0.5
Textiles, Apparel & Luxury Goods	0.5
Auto Components	0.5
Containers & Packaging	0.3
Life Sciences Tools & Services	0.3
Gas Utilities	0.3
Paper & Forest Products	0.3
Construction & Engineering	0.3
Professional Services	0.3
Office Electronics	0.3
Thrifts & Mortgage Finance	0.2
Diversified Consumer Services	0.2
Airlines	0.2
Independent Power Producers & Energy Traders	0.2
Leisure Equipment & Products	0.1
Trading Companies & Distributors	0.1
Building Products	0.1
Personal Products	0.1
Distributors	0.1
Wireless Telecommunication Services	0.1
Construction Materials	0.1
Materials	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.0	**
Marine	0.0	**
Water Utilities	0.0	**
Short Term Investments	21.6
Other Assets & Liabilities	(21.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.35%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1500 POSITIVE			S&P 1500 POSITIVE
			MOMENTUM TILT			MOMENTUM TILT
	NET ASSET VALUE	MARKET VALUE	INDEX	NET ASSET VALUE	MARKET VALUE	INDEX

SIX MONTHS	17.64%	17.69%	17.93%	N/A	N/A	N/A

ONE YEAR	33.22%	33.25%	33.84%	33.22%	33.25%	33.84%

SINCE INCEPTION	34.57%	34.68%	35.31%	28.37%	28.46%	29.06%

(1)	For the period October 24, 2012 to December 31, 2013.

SPDR S&P 1500 Momentum Tilt ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR S&P 1500 Momentum Tilt ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	GOOGLE, INC.	BANK OF AMERICA		BERKSHIRE HATHAWAY,
DESCRIPTION	(CLASS A)	CORP.	JOHNSON & JOHNSON	INC. (CLASS B)	MICROSOFT CORP.

MARKET VALUE	$227,504	172,843	171,456	168,711	152,527

% OF NET ASSETS	1.9	1.5	1.4	1.4	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Diversified Financial Services	5.9%
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	5.0
Media	4.6
Aerospace & Defense	4.1
Insurance	4.1
Biotechnology	3.9
IT Services	3.4
Commercial Banks	3.2
Capital Markets	3.1
Software	3.0
Specialty Retail	2.9
Chemicals	2.9
Internet Software & Services	2.8
Health Care Providers & Services	2.7
Machinery	2.4
Semiconductors & Semiconductor Equipment	2.2
Industrial Conglomerates	2.1
Internet & Catalog Retail	2.0
Health Care Equipment & Supplies	2.0
Energy Equipment & Services	2.0
Food & Staples Retailing	1.9
Hotels, Restaurants & Leisure	1.8
Communications Equipment	1.8
Food Products	1.7
Computers & Peripherals	1.6
Electrical Equipment	1.2
Beverages	1.2
Textiles, Apparel & Luxury Goods	1.2
Household Products	1.1
Automobiles	1.1
Consumer Finance	1.1
Road & Rail	1.1
Real Estate Investment Trusts	1.1
Electronic Equipment, Instruments & Components	1.1
Life Sciences Tools & Services	0.8
Auto Components	0.8
Air Freight & Logistics	0.8
Commercial Services & Supplies	0.7
Multi-Utilities	0.7
Diversified Telecommunication Services	0.6
Household Durables	0.6
Tobacco	0.6
Electric Utilities	0.5
Professional Services	0.5
Airlines	0.5
Containers & Packaging	0.4
Multiline Retail	0.3
Construction & Engineering	0.3
Trading Companies & Distributors	0.3
Building Products	0.3
Metals & Mining	0.3
Leisure Equipment & Products	0.2
Paper & Forest Products	0.2
Materials	0.2
Diversified Consumer Services	0.2
Distributors	0.2
Gas Utilities	0.2
Health Care Technology	0.2
Office Electronics	0.2
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Independent Power Producers & Energy Traders	0.1
Construction Materials	0.1
Wireless Telecommunication Services	0.1
Real Estate Management & Development	0.1
Marine	0.1
Water Utilities	0.0 **
Short Term Investments	18.4
Other Assets & Liabilities	(18.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SPDR Russell 1000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.20%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P 1000 LOW			S&P 1000 LOW
	NET ASSET VALUE	MARKET VALUE	VOLATILITY INDEX	NET ASSET VALUE	MARKET VALUE	VOLATILITY INDEX

SIX MONTHS	11.37%	11.44%	11.51%	N/A	N/A	N/A

SINCE INCEPTION (1)	17.55%	17.54%	17.80%	N/A	N/A	N/A

(1)	For the period February 20, 2013 to December 31, 2013.

SPDR Russell 1000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell 1000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ALLIANCE DATA
DESCRIPTION	SYSTEMS CORP.	THE WALT DISNEY CO.	3M CO.	EXXON MOBIL CORP.	RAYTHEON CO.

MARKET VALUE	$209,818	209,795	207,710	206,853	205,345

% OF NET ASSETS	2.0	2.0	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

IT Services	9.2%
Electric Utilities	9.1
Health Care Equipment & Supplies	7.3
Household Products	6.3
Aerospace & Defense	5.8
Food Products	5.5
Real Estate Investment Trusts	5.5
Multi-Utilities	5.3
Pharmaceuticals	4.5
Oil, Gas & Consumable Fuels	3.8
Commercial Banks	3.5
Beverages	3.3
Tobacco	2.9
Insurance	2.7
Industrial Conglomerates	2.6
Media	2.3
Diversified Telecommunication Services	2.2
Air Freight & Logistics	2.0
Hotels, Restaurants & Leisure	2.0
Thrifts & Mortgage Finance	1.9
Energy Equipment & Services	1.6
Internet Software & Services	1.5
Diversified Financial Services	1.4
Capital Markets	1.4
Machinery	1.3
Professional Services	1.1
Food & Staples Retailing	1.0
Distributors	0.9
Wireless Telecommunication Services	0.7
Commercial Services & Supplies	0.6
Chemicals	0.4
Short Term Investments	28.4
Other Assets & Liabilities	(28.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell 2000 Low Volatility ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13) respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell 2000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.25%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P 2000 LOW	NET ASSET	MARKET	S&P 2000 LOW
	VALUE	VALUE	VOLATILITY INDEX	VALUE	VALUE	VOLATILITY INDEX

SIX MONTHS	16.96%	17.11%	16.93%	N/A	N/A	N/A

SINCE INCEPTION (1)	22.50%	22.53%	22.62%	N/A	N/A	N/A

(1) For the period February 20, 2013 to December 31, 2013.

SPDR Russell 2000 Low Volatility ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Russell 2000 Low Volatility ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

				CAPITOL FEDERAL
DESCRIPTION	CURTISS-WRIGHT CORP.	PRIMERICA, INC.	SOTHEBY’S	FINANCIAL, INC.	TRUSTMARK CORP.

MARKET VALUE	$144,996	140,144	137,416	133,585	132,804

% OF NET ASSETS	2.0	2.0	1.9	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

	PERCENT OF
INDUSTRY	NET ASSETS

Real Estate Investment Trusts	16.1%
Commercial Banks	11.3
Electric Utilities	8.8
Insurance	5.7
IT Services	4.8
Thrifts & Mortgage Finance	4.8
Health Care Equipment & Supplies	4.1
Gas Utilities	3.8
Tobacco	3.4
Capital Markets	3.3
Multi-Utilities	3.1
Aerospace & Defense	3.0
Commercial Services & Supplies	2.5
Diversified Consumer Services	2.4
Trading Companies & Distributors	2.4
Food Products	2.3
Health Care Providers & Services	2.1
Chemicals	1.9
Semiconductors & Semiconductor Equipment	1.9
Distributors	1.8
Software	1.5
Electrical Equipment	1.1
Internet Software & Services	1.1
Oil, Gas & Consumable Fuels	0.9
Containers & Packaging	0.8
Food & Staples Retailing	0.7
Electronic Equipment, Instruments & Components	0.6
Consumer Finance	0.6
Hotels, Restaurants & Leisure	0.4
Building Products	0.4
Auto Components	0.3
Metals & Mining	0.3
Specialty Retail	0.3
Machinery	0.2
Construction & Engineering	0.2
Water Utilities	0.2
Road & Rail	0.1
Communications Equipment	0.1
Diversified Financial Services	0.1
Energy Equipment & Services	0.1
Real Estate Management & Development	0.0	**
Paper & Forest Products	0.0	**
Air Freight & Logistics	0.0	**
Internet & Catalog Retail	0.0	**
Professional Services	0.0	**
Diversified Telecommunication Services	0.0	**
Health Care Technology	0.0	**
Life Sciences Tools & Services	0.0	**
Textiles, Apparel & Luxury Goods	0.0	**
Marine	0.0	**
Biotechnology	0.0	**
Multiline Retail	0.0	**
Industrial Conglomerates	0.0	**
Media	0.0	**
Household Products	0.0	**
Transportation Infrastructure	0.0	**
Short Term Investments	28.7
Other Assets & Liabilities	(28.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less then 0.05% of net assets.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.45%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			WELLS FARGO HYBRID			WELLS FARGO HYBRID
			AND PREFERRED			AND PREFERRED
	NET ASSET	MARKET	SECURITIES	NET ASSET	MARKET	SECURITIES
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	−4.98%	−5.15%	−5.27%	N/A	N/A	N/A

ONE YEAR	−5.38%	−5.69%	−5.51%	−5.38%	−5.69%	−5.51%

THREE YEARS	8.37%	8.18%	8.42%	2.72%	2.66%	2.73%

SINCE INCEPTION (1)	31.26%	30.84%	32.33%	6.54%	6.46%	6.75%

(1)	For the period September 16, 2009 to December 31, 2013.

SPDR Wells Fargo Preferred Stock ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR Wells Fargo Preferred Stock ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	PNC FINANCIAL SERVICES	METLIFE, INC.	JP MORGAN CHASE	BARCLAYS BANK	HSBC HOLDINGS
DESCRIPTION	GROUP, INC. 6.13%	SERIES B 6.50%	CAPITAL XXIX 6.70%	PLC SERIES 5 8.13%	PLC 8.00%

MARKET VALUE	$5,527,579	5,450,983	5,037,186	4,961,053	4,791,387

% OF NET ASSETS	2.5	2.5	2.3	2.3	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF
INDUSTRY	NET ASSETS

Commercial Banks	28.7%
Diversified Financial Services	18.9
Insurance	18.7
Real Estate Investment Trusts	11.5
Electric Utilities	5.9
Capital Markets	5.3
Diversified Telecommunication Services	4.7
Multi-Utilities	2.2
Machinery	1.1
Commercial Services & Supplies	0.7
Wireless Telecommunication Services	0.5
Consumer Finance	0.5
Independent Power Producers & Energy Traders	0.4
Media	0.4
Short Term Investments	15.4
Other Assets & Liabilities	(14.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	1,074	$30,083
Aerovironment, Inc. (a)	488	14,215
Alliant Techsystems, Inc.	878	106,835
American Science & Engineering, Inc.	196	14,094
Astronics Corp. (a)	468	23,868
BE Aerospace, Inc. (a)	2,667	232,109
Cubic Corp.	586	30,859
Curtiss-Wright Corp.	1,268	78,908
DigitalGlobe, Inc. (a)	2,048	84,275
Ducommun, Inc. (a)	292	8,705
Engility Holdings, Inc. (a)	462	15,431
Esterline Technologies Corp. (a)	878	89,521
Exelis, Inc.	5,111	97,416
GenCorp, Inc. (a)(b)	1,658	29,877
General Dynamics Corp.	8,100	773,955
HEICO Corp. (b)	1,830	106,049
Hexcel Corp. (a)	2,732	122,093
Honeywell International, Inc.	21,565	1,970,394
Huntington Ingalls Industries, Inc.	1,325	119,263
Kratos Defense & Security Solutions, Inc. (a)(b)	1,170	8,986
L-3 Communications Holdings, Inc.	2,486	265,654
LMI Aerospace, Inc. (a)(b)	292	4,304
Lockheed Martin Corp.	7,231	1,074,960
Moog, Inc. (Class A) (a)	1,268	86,148
National Presto Industries, Inc.	114	9,177
Northrop Grumman Corp.	6,096	698,663
Orbital Sciences Corp. (a)	1,658	38,631
Precision Castparts Corp.	4,052	1,091,204
Raytheon Co.	8,817	799,702
Rockwell Collins, Inc. (b)	3,689	272,691
Spirit Aerosystems Holdings, Inc. (Class A) (a)	3,220	109,738
Taser International, Inc. (a)	1,366	21,692
Teledyne Technologies, Inc. (a)	976	89,655
Textron, Inc.	7,554	277,685
The Boeing Co.	20,866	2,848,000
The Keyw Holding Corp. (a)(b)	878	11,800
TransDigm Group, Inc.	1,464	235,733
Triumph Group, Inc.	1,366	103,912
United Technologies Corp.	25,253	2,873,791

		14,870,076

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	1,366	11,051
Atlas Air Worldwide Holdings, Inc. (a)	682	28,064
C.H. Robinson Worldwide, Inc. (b)	4,328	252,496
Echo Global Logistics, Inc. (a)(b)	488	10,482
Expeditors International of Washington, Inc.	5,654	250,190
FedEx Corp.	8,655	1,244,329
Forward Air Corp.	789	34,645
HUB Group, Inc. (Class A) (a)	976	38,923
Pacer International, Inc. (a)	976	8,062
Park-Ohio Holdings Corp. (a)	196	10,270
United Parcel Service, Inc. (Class B)	19,937	2,094,980
UTI Worldwide, Inc.	2,468	43,338
XPO Logistics, Inc. (a)(b)	1,488	39,120

		4,065,950

AIRLINES — 0.4%
Alaska Air Group, Inc.	1,952	143,218
Allegiant Travel Co.	390	41,122
American Airlines Group, Inc. (a)(b)	6,084	153,621
Copa Holdings SA (Class A)	978	156,587
Delta Air Lines, Inc.	23,315	640,463
Hawaiian Holdings, Inc. (a)(b)	1,366	13,155
JetBlue Airways Corp. (a)(b)	6,314	53,985
Republic Airways Holdings, Inc. (a)	1,318	14,089
SkyWest, Inc.	1,366	20,258
Southwest Airlines Co.	19,656	370,319
Spirit Airlines, Inc. (a)	1,658	75,290
United Continental Holdings, Inc. (a)	10,105	382,272

		2,064,379

AUTO COMPONENTS — 0.6%
Allison Transmission Holdings, Inc.	976	26,947
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,868	38,201
BorgWarner, Inc. (b)	6,330	353,910
Cooper Tire & Rubber Co.	1,756	42,214
Dana Holding Corp.	4,000	78,480
Delphi Automotive PLC	8,488	510,383
Dorman Products, Inc. (a)	682	38,240
Drew Industries, Inc.	586	30,003
Fuel Systems Solutions, Inc. (a)	390	5,409
Gentex Corp.	3,883	128,100
Gentherm, Inc. (a)	878	23,539
Johnson Controls, Inc.	18,655	957,002
Lear Corp. (b)	2,536	205,340
Modine Manufacturing Co. (a)	1,285	16,474
Remy International, Inc.	390	9,095
Spartan Motors, Inc. (b)	976	6,539
Standard Motor Products, Inc.	586	21,565
Stoneridge, Inc. (a)	780	9,945
Superior Industries International, Inc.	586	12,089
Tenneco, Inc. (a)	1,658	93,793
The Goodyear Tire & Rubber Co.	6,729	160,487
TRW Automotive Holdings Corp. (a)	2,928	217,814
Visteon Corp. (a)	1,366	111,862

		3,097,431

AUTOMOBILES — 0.6%
Ford Motor Co.	106,005	1,635,657
General Motors Co. (a)	22,636	925,133
Harley-Davidson, Inc.	6,053	419,110
Tesla Motors, Inc. (a)(b)	2,344	352,491
Thor Industries, Inc.	1,175	64,895
Winnebago Industries, Inc. (a)	780	21,411

		3,418,697

BEVERAGES — 1.8%
Beam, Inc.	4,372	297,558
Boston Beer Co., Inc. (Class A) (a)(b)	296	71,570
Brown-Forman Corp. (Class B)	4,098	309,686
Coca-Cola Enterprises, Inc.	7,453	328,901
Coca-Cola Hellenic Bottling Co.	98	7,173

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Constellation Brands, Inc. (Class A) (a)	4,178	$294,048
Dr. Pepper Snapple Group, Inc.	5,544	270,104
Molson Coors Brewing Co. (Class B)	3,841	215,672
Monster Beverage Corp. (a)	3,650	247,360
National Beverage Corp. (a)	292	5,887
PepsiCo, Inc.	42,357	3,513,089
The Coca-Cola Co.	104,649	4,323,050

		9,884,098

BIOTECHNOLOGY — 2.5%
ACADIA Pharmaceuticals, Inc. (a)	1,952	48,780
Achillion Pharmaceuticals, Inc. (a)(b)	2,634	8,745
Acorda Therapeutics, Inc. (a)	1,067	31,156
Aegerion Pharmaceuticals, Inc. (a)	780	55,349
Alexion Pharmaceuticals, Inc. (a)	5,294	704,420
Alkermes PLC (a)	3,454	140,440
Alnylam Pharmaceuticals, Inc. (a)(b)	1,600	102,928
AMAG Pharmaceuticals, Inc. (a)	568	13,785
Amgen, Inc.	20,637	2,355,920
Arena Pharmaceuticals, Inc. (a)(b)	5,952	34,819
ARIAD Pharmaceuticals, Inc. (a)(b)	5,074	34,605
Array BioPharma, Inc. (a)(b)	3,220	16,132
Biogen Idec, Inc. (a)	6,490	1,815,577
BioMarin Pharmaceutical, Inc. (a)	3,736	262,529
Celgene Corp. (a)	11,430	1,931,213
Celldex Therapeutics, Inc. (a)(b)	2,244	54,327
Cepheid, Inc. (a)(b)	1,854	86,619
Chelsea Therapeutics International, Ltd. (a)(b)	1,850	8,195
ChemoCentryx, Inc. (a)(b)	682	3,949
Chimerix, Inc. (a)	196	2,962
Clovis Oncology, Inc. (a)	390	23,505
Cubist Pharmaceuticals, Inc. (a)	1,759	121,142
Curis, Inc. (a)(b)	2,146	6,052
Cytokinetics, Inc. (a)(b)	682	4,433
Dendreon Corp. (a)(b)	4,309	12,884
Dyax Corp. (a)(b)	2,928	22,048
Dynavax Technologies Corp. (a)(b)	4,976	9,753
Emergent Biosolutions, Inc. (a)	780	17,932
Exact Sciences Corp. (a)(b)	1,756	20,528
Exelixis, Inc. (a)(b)	4,976	30,503
Genomic Health, Inc. (a)(b)	488	14,284
Geron Corp. (a)(b)	3,512	16,647
Gilead Sciences, Inc. (a)	41,814	3,142,322
Halozyme Therapeutics, Inc. (a)(b)	2,440	36,576
Idenix Pharmaceuticals, Inc. (a)(b)	2,732	16,337
ImmunoGen, Inc. (a)(b)	2,342	34,357
Immunomedics, Inc. (a)(b)	1,952	8,979
Incyte Corp. (a)(b)	2,760	139,739
Infinity Pharmaceuticals, Inc. (a)(b)	1,268	17,511
Insmed, Inc. (a)(b)	780	13,268
Intercept Pharmaceuticals, Inc. (a)(b)	196	13,383
InterMune, Inc. (a)(b)	2,191	32,273
Ironwood Pharmaceuticals, Inc. (a)(b)	2,536	29,443
Isis Pharmaceuticals, Inc. (a)(b)	3,087	122,986
Keryx Biopharmaceuticals, Inc. (a)(b)	2,244	29,060
KYTHERA Biopharmaceuticals, Inc. (a)(b)	292	10,877
Lexicon Pharmaceuticals, Inc. (a)(b)	6,146	11,063
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	488	25,669
MannKind Corp. (a)(b)	4,000	20,840
Medivation, Inc. (a)	2,044	130,448
Merrimack Pharmaceuticals, Inc. (a)(b)	2,440	13,030
MiMedx Group, Inc. (a)(b)	2,244	19,613
Momenta Pharmaceuticals, Inc. (a)	1,268	22,418
Myriad Genetics, Inc. (a)(b)	2,173	45,589
Navidea Biopharmaceuticals, Inc. (a)(b)	3,220	6,665
Neurocrine Biosciences, Inc. (a)	1,860	17,372
NewLink Genetics Corp. (a)(b)	488	10,741
Novavax, Inc. (a)	3,676	18,821
NPS Pharmaceuticals, Inc. (a)	2,732	82,943
Opko Health, Inc. (a)(b)	6,502	54,877
Orexigen Therapeutics, Inc. (a)(b)	2,536	14,278
PDL BioPharma, Inc. (b)	3,795	32,030
Peregrine Pharmaceuticals, Inc. (a)(b)	3,708	5,154
Pharmacyclics, Inc. (a)	1,562	165,228
Portola Pharmaceuticals, Inc. (a)	292	7,519
Progenics Pharmaceuticals, Inc. (a)(b)	1,366	7,281
Puma Biotechnology, Inc. (a)(b)	586	60,669
Raptor Pharmaceutical Corp. (a)(b)	1,464	19,061
Regeneron Pharmaceuticals, Inc. (a)	2,196	604,427
Repligen Corp. (a)(b)	878	11,976
Rigel Pharmaceuticals, Inc. (a)(b)	2,342	6,675
Sangamo Biosciences, Inc. (a)(b)	1,464	20,335
Sarepta Therapeutics, Inc. (a)(b)	857	17,457
Seattle Genetics, Inc. (a)	2,732	108,979
SIGA Technologies, Inc. (a)(b)	1,003	3,280
Spectrum Pharmaceuticals, Inc. (a)(b)	1,607	14,222
Stemline Therapeutics, Inc. (a)(b)	292	5,723
Synageva BioPharma Corp. (a)(b)	488	31,583
Synergy Pharmaceuticals, Inc. (a)	2,146	12,082
Synta Pharmaceuticals Corp. (a)(b)	1,074	5,628
TESARO, Inc. (a)	390	11,014
Theravance, Inc. (a)(b)	2,552	90,979
Threshold Pharmaceuticals, Inc. (a)(b)	1,268	5,922
United Therapeutics Corp. (a)(b)	1,268	143,385
Vanda Pharmaceuticals, Inc. (a)(b)	780	9,680
Verastem, Inc. (a)(b)	390	4,446
Vertex Pharmaceuticals, Inc. (a)	6,524	484,733
Vical, Inc. (a)	2,048	2,417
XOMA Corp. (a)(b)	1,658	11,158

		14,056,682

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	2,146	115,755
AAON, Inc.	780	24,921
Allegion PLC (a)	2,698	119,225
American Woodmark Corp. (a)	292	11,543
Apogee Enterprises, Inc.	780	28,010
Armstrong World Industries, Inc. (a)	780	44,936
Builders FirstSource, Inc. (a)(b)	1,215	8,675
Fortune Brands Home & Security, Inc.	4,470	204,279
Gibraltar Industries, Inc. (a)	878	16,322
Griffon Corp.	1,170	15,456
Insteel Industries, Inc.	488	11,092
Lennox International, Inc.	1,366	116,192

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Masco Corp.	9,696	$220,778
NCI Building Systems, Inc. (a)	586	10,278
Nortek, Inc. (a)	292	21,783
Owens Corning (a)	3,220	131,118
PGT, Inc. (a)	878	8,885
Ply Gem Holdings, Inc. (a)(b)	390	7,032
Quanex Building Products Corp.	962	19,163
Simpson Manufacturing Co., Inc.	1,109	40,734
Trex Co., Inc. (a)	488	38,811
Universal Forest Products, Inc.	586	30,554
USG Corp. (a)(b)	2,129	60,421

		1,305,963

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)	1,478	320,549
Ameriprise Financial, Inc.	5,508	633,695
Arlington Asset Investment Corp. (Class A) (b)	390	10,292
Artisan Partners Asset Management, Inc.	390	25,424
BGC Partners, Inc. (Class A)	3,414	20,689
BlackRock, Inc.	3,604	1,140,558
Calamos Asset Management, Inc. (Class A)	586	6,938
Cohen & Steers, Inc. (b)	488	19,549
Cowen Group, Inc. (Class A) (a)	2,634	10,299
Diamond Hill Investment Group, Inc.	42	4,970
E*TRADE Financial Corp. (a)	7,805	153,290
Eaton Vance Corp.	3,242	138,725
Evercore Partners, Inc. (Class A)	878	52,487
FBR & Co. (a)	196	5,171
Federated Investors, Inc. (Class B) (b)	2,478	71,366
Financial Engines, Inc.	1,366	94,910
Franklin Resources, Inc.	11,195	646,287
FXCM, Inc. (Class A) (b)	976	17,412
GAMCO Investors, Inc. (Class A)	196	17,046
GFI Group, Inc.	1,854	7,249
Greenhill & Co., Inc. (b)	780	45,193
HFF, Inc. (Class A) (a)	878	23,574
ICG Group, Inc. (a)	1,074	20,009
Intl. FCStone, Inc. (a)(b)	430	7,972
Invesco, Ltd.	12,104	440,586
Investment Technology Group, Inc. (a)	976	20,067
Janus Capital Group, Inc. (b)	4,085	50,531
KCG Holdings, Inc. (Class A) (a)(b)	1,977	23,645
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,830	8,858
Lazard, Ltd. (Class A)	3,512	159,164
Legg Mason, Inc. (b)	3,016	131,136
LPL Investment Holdings, Inc.	1,562	73,461
Manning & Napier, Inc.	390	6,884
Morgan Stanley	41,436	1,299,433
Northern Trust Corp.	6,541	404,823
Piper Jaffray Co., Inc. (a)	488	19,300
Raymond James Financial, Inc.	3,284	171,392
Safeguard Scientifics, Inc. (a)(b)	586	11,773
SEI Investments Co.	3,929	136,454
State Street Corp. (c)	12,670	929,851
Stifel Financial Corp. (a)	1,777	85,154
T. Rowe Price Group, Inc.	7,072	592,421
TD Ameritrade Holding Corp.	6,354	194,687
The Bank of New York Mellon Corp.	32,130	1,122,622
The Charles Schwab Corp.	29,846	775,996
The Goldman Sachs Group, Inc.	12,544	2,223,549
Virtus Investment Partners, Inc. (a)	196	39,210
Waddell & Reed Financial, Inc. (Class A)	2,292	149,255
Walter Investment Management Corp. (a)	999	35,325
Westwood Holdings Group, Inc.	196	12,134
WisdomTree Investments, Inc. (a)	2,732	48,384

		12,659,749

CHEMICALS — 2.4%
A. Schulman, Inc.	780	27,503
Advanced Emissions Solutions, Inc. (a)	292	15,835
Air Products & Chemicals, Inc.	5,647	631,222
Airgas, Inc.	1,753	196,073
Albemarle Corp.	2,342	148,459
American Vanguard Corp.	780	18,946
Ashland, Inc.	2,184	211,935
Axiall Corp.	1,854	87,954
Balchem Corp.	780	45,786
Cabot Corp.	1,734	89,128
Calgon Carbon Corp. (a)	1,443	29,683
Celanese Corp. (Series A)	4,330	239,492
CF Industries Holdings, Inc.	1,610	375,194
Chemtura Corp. (a)	2,634	73,541
Cytec Industries, Inc.	1,170	108,997
E. I. du Pont de Nemours & Co.	25,305	1,644,066
Eastman Chemical Co.	4,205	339,344
Ecolab, Inc.	7,155	746,052
Ferro Corp. (a)	1,952	25,044
Flotek Industries, Inc. (a)(b)	1,268	25,449
FMC Corp.	3,728	281,315
FutureFuel Corp. (b)	586	9,259
H.B. Fuller Co.	1,366	71,087
Hawkins, Inc.	292	10,859
Huntsman Corp.	5,268	129,593
Innophos Holdings, Inc.	586	28,480
Innospec, Inc.	682	31,522
International Flavors & Fragrances, Inc.	2,244	192,939
Intrepid Potash, Inc. (a)(b)	1,464	23,190
Koppers Holdings, Inc.	586	26,810
Kraton Performance Polymers, Inc. (a)	878	20,238
Kronos Worldwide, Inc.	586	11,163
Landec Corp. (a)	682	8,266
LSB Industries, Inc. (a)	488	20,018
LyondellBasell Industries NV	11,082	889,663
Minerals Technologies, Inc.	976	58,628
Monsanto Co.	14,716	1,715,150
NewMarket Corp. (b)	292	97,572
Olin Corp. (b)	2,146	61,912
OM Group, Inc. (a)	878	31,968
Omnova Solutions, Inc. (a)	1,268	11,551
PolyOne Corp.	2,732	96,576
Praxair, Inc.	8,077	1,050,252
Quaker Chemical Corp.	390	30,057
Rockwood Holdings, Inc.	2,146	154,340

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

RPM International, Inc.	3,610	$149,851
Sensient Technologies Corp.	1,366	66,278
Sigma-Aldrich Corp.	3,280	308,353
Stepan Co.	548	35,965
Taminco Corp. (a)	390	7,882
The Dow Chemical Co.	33,397	1,482,827
The Mosaic Co.	8,144	384,967
The Scotts Miracle-Gro Co. (Class A)	1,170	72,797
The Sherwin-Williams Co.	2,447	449,024
Tredegar Corp.	682	19,648
Valspar Corp.	2,440	173,948
W.R. Grace & Co. (a)	2,048	202,486
Westlake Chemical Corp.	586	71,533
Zep, Inc.	586	10,642
Zoltek Cos., Inc. (a)	780	13,065

		13,591,377

COMMERCIAL BANKS — 3.2%
1st Source Corp.	390	12,457
1st United Bancorp, Inc.	780	5,936
Ameris Bancorp (a)	682	14,397
Ames National Corp.	292	6,538
Associated Banc-Corp.	4,586	79,796
Bancfirst Corp.	196	10,988
Banco Latinoamericano de Comercio Exterior SA	780	21,856
Bancorp, Inc. (a)	878	15,725
BancorpSouth, Inc. (b)	2,634	66,956
Bank of Hawaii Corp.	1,251	73,984
Bank of Marin Bancorp (b)	196	8,504
Bank of the Ozarks, Inc. (b)	878	49,686
BankUnited, Inc.	1,756	57,807
Banner Corp.	497	22,276
BB&T Corp.	19,078	711,991
BBCN Bancorp, Inc.	2,139	35,486
BNC Bancorp	488	8,364
BOK Financial Corp.	682	45,230
Boston Private Financial Holdings, Inc.	2,146	27,082
Bridge Bancorp, Inc.	292	7,592
Bryn Mawr Bank Corp.	390	11,770
Camden National Corp.	196	8,275
Capital Bank Financial Corp. (Class A) (a)	682	15,515
CapitalSource, Inc.	5,314	76,362
Cardinal Financial Corp.	780	14,040
Cathay General Bancorp	2,016	53,888
Centerstate Banks, Inc.	801	8,130
Central Pacific Financial Corp.	586	11,767
Chemical Financial Corp. (b)	780	24,703
CIT Group, Inc.	5,485	285,933
Citizens & Northern Corp.	292	6,024
City Holding Co. (b)	390	18,069
City National Corp.	1,268	100,451
CNB Financial Corp.	292	5,548
CoBiz Financial, Inc.	976	11,673
Columbia Banking System, Inc.	1,405	38,652
Comerica, Inc.	5,031	239,174
Commerce Bancshares, Inc.	2,150	96,556
Community Bank System, Inc. (b)	1,074	42,616
Community Trust Bancorp, Inc.	390	17,612
Cullen/Frost Bankers, Inc. (b)	1,464	108,965
Customers Bancorp, Inc. (a)	586	11,990
CVB Financial Corp. (b)	2,545	43,443
Eagle Bancorp, Inc. (a)	586	17,949
East West Bancorp, Inc.	4,160	145,475
Enterprise Financial Services Corp.	488	9,965
F.N.B. Corp. (b)	3,932	49,622
Fifth Third Bancorp	23,771	499,904
Financial Institutions, Inc.	390	9,637
First Bancorp	534	8,875
First BanCorp- Puerto Rico (a)	1,952	12,083
First Busey Corp.	1,952	11,322
First Citizens BancShares, Inc. (Class A)	196	43,635
First Commonwealth Financial Corp.	2,682	23,655
First Community Bancshares, Inc.	488	8,150
First Connecticut Bancorp, Inc.	488	7,867
First Financial Bancorp (b)	1,602	27,923
First Financial Bankshares, Inc. (b)	878	58,229
First Financial Corp.	292	10,675
First Financial Holdings, Inc.	693	46,091
First Horizon National Corp. (b)	6,564	76,471
First Interstate Bancsystem, Inc.	488	13,845
First Merchants Corp.	815	18,549
First Midwest Bancorp, Inc.	2,048	35,901
First Niagara Financial Group, Inc.	9,614	102,101
First Republic Bank	3,122	163,437
FirstMerit Corp.	4,488	99,768
Flushing Financial Corp.	878	18,175
Fulton Financial Corp.	5,268	68,905
German American Bancorp, Inc.	390	11,115
Glacier Bancorp, Inc. (b)	1,952	58,150
Great Southern Bancorp, Inc.	292	8,880
Hancock Holding Co.	2,342	85,905
Hanmi Financial Corp.	878	19,219
Heartland Financial USA, Inc.	390	11,228
Heritage Financial Corp. (b)	390	6,673
Home Bancshares, Inc. (b)	1,268	47,360
HomeTrust Bancshares, Inc. (a)(b)	586	9,370
Hudson Valley Holding Corp.	488	9,931
Huntington Bancshares, Inc.	22,782	219,846
IBERIABANK Corp.	780	49,023
Independent Bank Corp.-Massachusetts	595	23,318
International Bancshares Corp.	1,413	37,289
Investors Bancorp, Inc.	1,268	32,435
KeyCorp	25,022	335,795
Lakeland Bancorp, Inc.	780	9,649
M&T Bank Corp.	3,526	410,497
MainSource Financial Group, Inc.	586	10,566
MB Financial, Inc.	1,504	48,263
Metro Bancorp, Inc. (a)	390	8,401
National Bankshares, Inc.	196	7,230
National Penn Bancshares, Inc.	3,157	35,769
NBT Bancorp, Inc.	1,170	30,303
OFG Bancorp	1,268	21,987
Old National Bancorp	2,739	42,098
OmniAmerican Bancorp, Inc. (a)	292	6,243
Pacific Continental Corp.	488	7,779
PacWest Bancorp (b)	1,062	44,838

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Park National Corp.	292	$24,840
Park Sterling Corp.	1,170	8,354
Peoples Bancorp, Inc.	292	6,573
Pinnacle Financial Partners, Inc.	976	31,749
PNC Financial Services Group, Inc.	14,409	1,117,850
Popular, Inc. (a)	2,839	81,564
Preferred Bank (a)	292	5,855
PrivateBancorp, Inc.	1,756	50,801
Prosperity Bancshares, Inc. (b)	1,658	105,101
Regions Financial Corp.	38,422	379,994
Renasant Corp.	1,300	40,898
Republic Bancorp, Inc. (Class A)	292	7,166
S&T Bancorp, Inc. (b)	780	19,742
S.Y. Bancorp, Inc.	390	12,449
Sandy Spring Bancorp, Inc.	654	18,436
Signature Bank (a)	1,268	136,209
Simmons First National Corp.	440	16,346
Southside Bancshares, Inc.	488	13,342
Southwest Bancorp, Inc. (a)	488	7,769
State Bank Financial Corp.	878	15,971
Sterling Bancorp	2,278	30,457
Sterling Financial Corp.	878	29,922
Suffolk Bancorp (a)	292	6,074
SunTrust Banks, Inc.	14,669	539,966
Susquehanna Bancshares, Inc.	5,038	64,688
SVB Financial Group (a)	1,268	132,962
Synovus Financial Corp.	27,862	100,303
Taylor Capital Group, Inc. (a)	488	12,971
TCF Financial Corp.	4,488	72,930
Texas Capital Bancshares, Inc. (a)	1,074	66,803
The First of Long Island Corp. (b)	196	8,402
The National Bank Holdings Corp. (Class A)	1,464	31,330
Tompkins Financial Corp.	390	20,042
TowneBank (b)	682	10,496
Trico Bancshares	390	11,064
Trustmark Corp.	1,863	50,003
U.S. Bancorp	50,937	2,057,855
UMB Financial Corp. (b)	1,178	75,722
Umpqua Holdings Corp. (b)	3,043	58,243
Union First Market Bankshares Corp.	586	14,539
United Bankshares, Inc. (b)	1,323	41,608
United Community Banks, Inc. (a)	1,216	21,584
Univest Corp. of Pennsylvania	488	10,092
Valley National Bancorp (b)	5,464	55,296
ViewPoint Financial Group	1,074	29,481
Virginia Commerce Bancorp, Inc. (a)	780	13,252
Washington Banking Co.	390	6,915
Washington Trust Bancorp, Inc.	390	14,516
Webster Financial Corp.	2,440	76,079
Wells Fargo & Co.	131,950	5,990,530
WesBanco, Inc.	682	21,824
West Bancorporation, Inc.	390	6,170
Westamerica Bancorporation (b)	780	44,039
Western Alliance Bancorp (a)	2,059	49,128
Wilshire Bancorp, Inc.	1,710	18,690
Wintrust Financial Corp.	976	45,013
Yadkin Financial Corp. (a)	390	6,646
Zions Bancorporation	5,041	151,028

		17,868,848

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	1,464	41,856
ACCO Brands Corp. (a)(b)	3,076	20,671
Avery Dennison Corp.	2,722	136,617
Ceco Environmental Corp.	422	6,824
Cintas Corp. (b)	2,834	168,878
Clean Harbors, Inc. (a)(b)	1,658	99,414
Consolidated Graphics, Inc. (a)	196	13,218
Copart, Inc. (a)	3,024	110,830
Courier Corp.	313	5,662
Covanta Holding Corp.	2,920	51,830
Deluxe Corp.	1,366	71,292
EnerNOC, Inc. (a)	682	11,737
Ennis, Inc.	745	13,186
G & K Services, Inc. (Class A)	488	30,368
Healthcare Services Group, Inc. (b)	1,854	52,598
Herman Miller, Inc.	1,567	46,258
HNI Corp.	1,268	49,236
Innerworkings, Inc. (a)(b)	1,170	9,114
Interface, Inc.	1,658	36,410
Iron Mountain, Inc.	4,647	141,036
KAR Auction Services, Inc.	2,048	60,518
Knoll, Inc.	1,268	23,217
McGrath Rentcorp	682	27,144
Mine Safety Appliances Co.	780	39,944
Mobile Mini, Inc. (a)	1,074	44,227
Multi-Color Corp.	292	11,020
Performant Financial Corp. (a)	586	6,036
Pitney Bowes, Inc. (b)	5,519	128,593
Quad Graphics, Inc.	682	18,571
R.R. Donnelley & Sons Co.	4,924	99,859
Republic Services, Inc.	7,357	244,252
Rollins, Inc.	1,756	53,189
Schawk, Inc.	390	5,799
SP Plus Corp. (a)	390	10,156
Steelcase, Inc. (Class A)	2,342	37,144
Stericycle, Inc. (a)	2,380	276,485
Team, Inc. (a)	586	24,811
Tetra Tech, Inc. (a)	1,756	49,133
The ADT Corp. (b)	5,986	242,253
The Brink’s Co.	1,268	43,290
The Geo Group, Inc.	1,952	62,893
UniFirst Corp.	390	41,730
United Stationers, Inc.	1,074	49,286
US Ecology, Inc.	488	18,149
Viad Corp.	586	16,279
Waste Connections, Inc. (b)	3,362	146,684
Waste Management, Inc.	12,710	570,298
West Corp.	586	15,066

		3,483,061

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (b)	1,658	44,783
Anaren, Inc. (a)	292	8,173
Arris Group, Inc. (a)	3,180	77,481
Aruba Networks, Inc. (a)(b)	3,122	55,884
Black Box Corp.	390	11,622

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Brocade Communications Systems, Inc. (a)	12,036	$106,759
CalAmp Corp. (a)	976	27,299
Calix, Inc. (a)	1,074	10,353
Ciena Corp. (a)(b)	2,806	67,148
Cisco Systems, Inc.	146,219	3,282,616
CommScope Holding Co., Inc. (a)	1,100	20,812
Comtech Telecommunications Corp.	497	15,665
Digi International, Inc. (a)	682	8,266
EchoStar Corp. (Class A) (a)	1,099	54,642
Emulex Corp. (a)(b)	2,519	18,036
Extreme Networks, Inc. (a)	2,536	17,752
F5 Networks, Inc. (a)	2,141	194,531
Finisar Corp. (a)	2,554	61,092
Harmonic, Inc. (a)	3,050	22,509
Harris Corp.	3,003	209,639
Infinera Corp. (a)(b)	3,122	30,533
InterDigital, Inc.	1,124	33,147
Ixia (a)	1,562	20,790
JDS Uniphase Corp. (a)	6,320	82,034
Juniper Networks, Inc. (a)	13,810	311,692
KVH Industries, Inc. (a)	390	5,082
Motorola Solutions, Inc.	6,628	447,390
Netgear, Inc. (a)(b)	1,074	35,377
Oplink Communications, Inc. (a)	488	9,077
Palo Alto Networks, Inc. (a)	878	50,459
Parkervision, Inc. (a)(b)	2,440	11,102
Plantronics, Inc.	1,155	53,650
Polycom, Inc. (a)(b)	4,658	52,309
Procera Networks, Inc. (a)(b)	586	8,802
QUALCOMM, Inc.	47,347	3,515,515
Riverbed Technology, Inc. (a)(b)	4,438	80,239
Ruckus Wireless, Inc. (a)(b)	1,170	16,614
ShoreTel, Inc. (a)	1,562	14,495
Sonus Networks, Inc. (a)	5,854	18,440
Ubiquiti Networks, Inc. (a)(b)	390	17,924
ViaSat, Inc. (a)	1,074	67,286

		9,197,019

COMPUTERS & PERIPHERALS — 3.5%
3D Systems Corp. (a)(b)	2,732	253,885
Apple, Inc.	25,644	14,389,105
Avid Technology, Inc. (a)	855	6,968
Cray, Inc. (a)(b)	1,074	29,492
Diebold, Inc. (b)	1,756	57,966
Electronics for Imaging, Inc. (a)	1,268	49,110
EMC Corp.	57,741	1,452,186
Fusion-io, Inc. (a)(b)	2,048	18,248
Hewlett-Packard Co.	53,463	1,495,895
Immersion Corp. (a)	780	8,096
Lexmark International, Inc. (Class A)	1,695	60,206
NCR Corp. (a)	4,467	152,146
NetApp, Inc.	9,827	404,283
QLogic Corp. (a)	2,394	28,321
Quantum Corp. (a)(b)	5,756	6,907
SanDisk Corp.	6,188	436,501
Silicon Graphics International Corp. (a)(b)	878	11,774
Stratasys, Ltd. (a)	878	118,267
Super Micro Computer, Inc. (a)	878	15,066
Western Digital Corp.	5,708	478,901

		19,473,323

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	2,829	83,257
Aegion Corp. (a)	1,074	23,510
Argan, Inc.	390	10,748
Chicago Bridge & Iron Co. NV	2,732	227,138
Comfort Systems USA, Inc.	976	18,925
Dycom Industries, Inc. (a)	878	24,400
EMCOR Group, Inc.	1,874	79,532
Fluor Corp.	4,428	355,524
Furmanite Corp. (a)	976	10,365
Granite Construction, Inc. (b)	1,074	37,568
Great Lakes Dredge & Dock Corp. (a)	1,658	15,254
Jacobs Engineering Group, Inc. (a)	3,536	222,733
KBR, Inc. (b)	3,976	126,795
Layne Christensen Co. (a)(b)	586	10,009
Mastec, Inc. (a)(b)	1,658	54,250
MYR Group, Inc. (a)	586	14,697
Northwest Pipe Co. (a)	292	11,026
Orion Marine Group, Inc. (a)	780	9,383
Pike Corp. (a)	682	7,209
Primoris Services Corp.	976	30,383
Quanta Services, Inc. (a)	5,639	177,967
Tutor Perini Corp. (a)	976	25,669
URS Corp.	2,085	110,484

		1,686,826

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,386	107,318
Headwaters, Inc. (a)(b)	1,952	19,110
Martin Marietta Materials, Inc.	1,412	141,115
Texas Industries, Inc. (a)	586	40,305
US Concrete, Inc. (a)	390	8,826
Vulcan Materials Co.	3,562	211,654

		528,328

CONSUMER FINANCE — 0.9%
American Express Co.	26,090	2,367,146
Capital One Financial Corp.	15,913	1,219,095
Cash America International, Inc. (b)	780	29,874
Credit Acceptance Corp. (a)	196	25,478
DFC Global Corp. (a)	1,074	12,297
Discover Financial Services	13,319	745,198
Encore Capital Group, Inc. (a)(b)	682	34,277
Ezcorp, Inc. (Class A) (a)	1,366	15,969
First Cash Financial Services, Inc. (a)	780	48,235
Green Dot Corp. (Class A) (a)(b)	682	17,152
Nelnet, Inc. (Class A)	586	24,694
Portfolio Recovery Associates, Inc. (a)	1,464	77,358
SLM Corp.	12,125	318,645
World Acceptance Corp. (a)(b)	292	25,559

		4,960,977

CONTAINERS & PACKAGING — 0.3%
AEP Industries, Inc. (a)	98	5,177
AptarGroup, Inc.	1,854	125,720
Ball Corp.	4,000	206,640
Bemis Co., Inc.	2,830	115,917
Berry Plastics Group, Inc. (a)	1,464	34,829

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Crown Holdings, Inc. (a)	3,945	$175,829
Graphic Packaging Holding Co. (a)	5,756	55,258
Greif, Inc. (Class A)	878	46,007
MeadWestvaco Corp.	4,773	176,267
Myers Industries, Inc.	780	16,474
Owens-Illinois, Inc. (a)	4,494	160,795
Packaging Corp. of America	2,634	166,679
Rock-Tenn Co. (Class A)	1,952	204,979
Sealed Air Corp.	5,323	181,248
Silgan Holdings, Inc.	1,170	56,183
Sonoco Products Co.	2,732	113,979

		1,841,981

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	292	22,171
Genuine Parts Co.	4,230	351,894
LKQ Corp. (a)	8,142	267,872
Pool Corp.	1,242	72,210
VOXX International Corp. (a)	488	8,150

		722,297

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	488	21,213
Apollo Education Group, Inc. (a)	2,619	71,551
Ascent Capital Group Inc (Class A) (a)(b)	396	33,882
Bridgepoint Education, Inc. (a)(b)	488	8,642
Bright Horizons Family Solutions, Inc. (a)	292	10,728
Capella Education Co. (b)	332	22,058
Career Education Corp. (a)	1,471	8,385
Carriage Services, Inc.	390	7,617
Corinthian Colleges, Inc. (a)(b)	2,112	3,759
DeVry Education Group, Inc.	1,749	62,090
Graham Holdings Co. (Class B)	98	65,005
Grand Canyon Education, Inc. (a)	1,268	55,285
H&R Block, Inc.	7,379	214,286
Hillenbrand, Inc.	1,464	43,071
ITT Educational Services, Inc. (a)(b)	681	22,868
K12, Inc. (a)	780	16,965
LifeLock, Inc. (a)	1,658	27,208
Matthews International Corp. (Class A)	780	33,236
Regis Corp. (b)	1,268	18,399
Service Corp. International	5,727	103,831
Sotheby’s	1,856	98,739
Steiner Leisure, Ltd. (a)	390	19,184
Strayer Education, Inc.	304	10,479
Universal Technical Institute, Inc.	586	8,151
Weight Watchers International, Inc. (b)	780	25,685

		1,012,317

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Bank of America Corp.	294,848	4,590,783
Berkshire Hathaway, Inc. (Class B) (a)	49,177	5,830,425
CBOE Holdings, Inc.	2,342	121,690
Citigroup, Inc.	83,238	4,337,532
CME Group, Inc.	8,624	676,639
ING US, Inc.	2,048	71,987
Interactive Brokers Group, Inc. (Class A)	1,268	30,863
IntercontinentalExchange Group, Inc.	3,197	719,069
JPMorgan Chase & Co.	103,356	6,044,259
Leucadia National Corp.	8,040	227,854
MarketAxess Holdings, Inc.	976	65,265
Moody’s Corp.	5,307	416,440
MSCI, Inc. (Class A) (a)	3,297	144,145
NewStar Financial, Inc. (a)	682	12,119
PHH Corp. (a)(b)	1,551	37,767
Pico Holdings, Inc. (a)	586	13,543
The NASDAQ OMX Group, Inc.	3,027	120,475

		23,460,855

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
8x8, Inc. (a)	1,952	19,832
AT&T, Inc.	147,074	5,171,122
Atlantic Tele-Network, Inc.	292	16,518
Cbeyond, Inc. (a)	682	4,706
CenturyLink, Inc. (b)	16,569	527,723
Cincinnati Bell, Inc. (a)	5,658	20,142
Cogent Communications Group, Inc. (b)	1,308	52,856
Consolidated Communications Holdings, Inc.	1,118	21,946
Frontier Communications Corp. (b)	27,109	126,057
General Communication, Inc. (Class A) (a)	878	9,790
Hawaiian Telcom Holdco, Inc. (a)(b)	292	8,576
IDT Corp. (Class B)	390	6,969
inContact, Inc. (a)(b)	1,464	11,434
Inteliquent, Inc.	878	10,027
Intelsat SA (a)	586	13,208
Iridium Communications, Inc. (a)(b)	1,756	10,993
Level 3 Communications, Inc. (a)	4,418	146,545
Lumos Networks Corp.	390	8,190
magicJack VocalTec, Ltd. (a)(b)	488	5,817
Premiere Global Services, Inc. (a)	1,268	14,696
Straight Path Communications, Inc. (Class B) (a)(b)	196	1,605
tw telecom, Inc. (a)	4,070	124,013
Verizon Communications, Inc.	78,240	3,844,714
Vonage Holdings Corp. (a)	4,196	13,973
Windstream Holdings, Inc. (b)	16,157	128,933

		10,320,385

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	1,074	53,571
American Electric Power Co., Inc.	13,244	619,025
Cleco Corp.	1,658	77,296
Duke Energy Corp.	19,236	1,327,476
Edison International	8,856	410,033
El Paso Electric Co.	1,074	37,708
Entergy Corp.	4,886	309,137
Exelon Corp.	23,331	639,036
FirstEnergy Corp.	11,415	376,467
Great Plains Energy, Inc.	4,196	101,711
Hawaiian Electric Industries, Inc. (b)	2,644	68,903
IDACORP, Inc.	1,366	70,813

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ITC Holdings Corp.	1,464	$140,281
MGE Energy, Inc. (b)	620	35,898
NextEra Energy, Inc.	11,546	988,569
Northeast Utilities	8,534	361,756
NRG Yield, Inc. (Class A) (b)	600	24,006
OGE Energy Corp.	5,366	181,907
Otter Tail Corp.	976	28,568
Pepco Holdings, Inc. (b)	6,801	130,103
Pinnacle West Capital Corp.	2,946	155,902
PNM Resources, Inc.	2,161	52,123
Portland General Electric Co. (b)	2,048	61,850
PPL Corp.	17,727	533,405
Southern Co.	24,039	988,243
The Empire District Electric Co.	1,170	26,547
UIL Holdings Corp. (b)	1,866	72,308
Unitil Corp.	349	10,641
UNS Energy Corp. (b)	1,170	70,025
Westar Energy, Inc. (b)	4,114	132,347
Xcel Energy, Inc.	13,516	377,637

		8,463,292

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc. (b)	1,170	127,904
AMETEK, Inc.	6,634	349,413
AZZ, Inc.	682	33,323
Brady Corp. (Class A)	1,268	39,219
Capstone Turbine Corp. (a)	8,243	10,633
Eaton Corp. PLC	12,899	981,872
Emerson Electric Co.	19,835	1,392,020
Encore Wire Corp.	586	31,761
EnerSys (b)	1,268	88,874
Franklin Electric Co., Inc.	1,268	56,604
FuelCell Energy, Inc. (a)(b)	4,292	6,052
Generac Holdings, Inc. (b)	1,366	77,370
General Cable Corp. (b)	1,350	39,704
Global Power Equipment Group, Inc.	488	9,550
GrafTech International, Ltd. (a)(b)	3,166	35,554
Hubbell, Inc. (Class B)	1,660	180,774
II-VI, Inc. (a)	1,366	24,042
Polypore International, Inc. (a)(b)	1,268	49,325
Powell Industries, Inc.	292	19,561
Regal-Beloit Corp.	1,268	93,477
Rockwell Automation, Inc.	3,839	453,616
Roper Industries, Inc.	2,741	380,122
SolarCity Corp. (a)	586	33,297
The Babcock & Wilcox Co.	3,069	104,929
Thermon Group Holdings, Inc. (a)	780	21,317

		4,640,313

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	4,360	388,825
Anixter International, Inc.	780	70,075
Arrow Electronics, Inc. (a)	2,842	154,178
Avnet, Inc.	3,720	164,089
AVX Corp.	1,268	17,663
Badger Meter, Inc.	390	21,255
Belden, Inc.	1,170	82,427
Benchmark Electronics, Inc. (a)	1,513	34,920
Checkpoint Systems, Inc. (a)	1,074	16,937
Cognex Corp.	2,340	89,341
Coherent, Inc. (a)	682	50,734
Corning, Inc.	40,126	715,045
CTS Corp.	878	17,481
Daktronics, Inc.	976	15,304
Dolby Laboratories, Inc. (Class A) (a)(b)	1,228	47,352
DTS, Inc. (a)	488	11,702
Electro Rent Corp.	488	9,038
Electro Scientific Industries, Inc.	682	7,134
Fabrinet (a)	780	16,037
FARO Technologies, Inc. (a)	488	28,450
FEI Co.	1,269	113,398
FLIR Systems, Inc.	3,899	117,360
GSI Group, Inc. (a)	780	8,767
Ingram Micro, Inc. (Class A) (a)	4,098	96,139
Insight Enterprises, Inc. (a)	1,170	26,571
InvenSense, Inc. (a)(b)	1,562	32,458
IPG Photonics Corp. (a)(b)	878	68,142
Itron, Inc. (a)(b)	1,031	42,714
Jabil Circuit, Inc.	5,517	96,216
Kemet Corp. (a)	1,268	7,152
Littelfuse, Inc.	586	54,457
Maxwell Technologies, Inc. (a)(b)	780	6,061
Measurement Specialties, Inc. (a)	390	23,669
Mercury Computer Systems, Inc. (a)	878	9,614
Methode Electronics, Inc. (Class A)	976	33,369
Mettler-Toledo International, Inc. (a)	880	213,479
MTS Systems Corp.	390	27,788
National Instruments Corp.	2,668	85,429
Newport Corp. (a)	1,074	19,407
OSI Systems, Inc. (a)	586	31,122
Park Electrochemical Corp.	586	16,830
Plexus Corp. (a)	976	42,251
RealD, Inc. (a)	1,074	9,172
Rofin-Sinar Technologies, Inc. (a)	780	21,076
Rogers Corp. (a)	488	30,012
Sanmina Corp. (a)	2,214	36,974
Scansource, Inc. (a)	780	33,095
SYNNEX Corp. (a)	682	45,967
Tech Data Corp. (a)	1,056	54,490
Trimble Navigation, Ltd. (a)	6,962	241,581
TTM Technologies, Inc. (a)	1,464	12,561
Universal Display Corp. (a)	1,074	36,903
Vishay Intertechnology, Inc. (a)	3,577	47,431
Vishay Precision Group, Inc. (a)	348	5,182
Zygo Corp. (a)	488	7,213

		3,712,037

ENERGY EQUIPMENT & SERVICES — 1.7%
Atwood Oceanics, Inc. (a)(b)	1,562	83,395
Baker Hughes, Inc.	11,992	662,678
Basic Energy Services, Inc. (a)(b)	801	12,640
Bristow Group, Inc.	976	73,258
C&J Energy Services, Inc. (a)(b)	1,268	29,291
Cal Dive International, Inc. (a)(b)	2,634	5,294
Cameron International Corp. (a)	6,702	398,970
CARBO Ceramics, Inc.	586	68,287
Dawson Geophysical Co. (a)	196	6,629
Diamond Offshore Drilling, Inc. (b)	1,837	104,562

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Dresser-Rand Group, Inc. (a)	2,100	$125,223
Dril-Quip, Inc. (a)	1,074	118,065
Era Group, Inc. (a)	586	18,084
Exterran Holdings, Inc. (a)	1,606	54,925
FMC Technologies, Inc. (a)	6,463	337,433
Forum Energy Technologies, Inc. (a)	1,074	30,351
Frank’s International NV	1,400	37,800
Geospace Technologies Corp. (a)(b)	390	36,984
Gulf Island Fabrication, Inc.	390	9,056
Gulfmark Offshore, Inc. (Class A)	682	32,143
Halliburton Co.	23,143	1,174,507
Helix Energy Solutions Group, Inc. (a)	2,914	67,546
Helmerich & Payne, Inc.	2,536	213,227
Hercules Offshore, Inc. (a)	4,292	28,027
Hornbeck Offshore Services, Inc. (a)(b)	976	48,048
ION Geophysical Corp. (a)(b)	3,660	12,078
Key Energy Services, Inc. (a)	4,098	32,374
Matrix Service Co. (a)	682	16,688
McDermott International, Inc. (a)(b)	6,477	59,329
Mitcham Industries, Inc. (a)	390	6,907
Nabors Industries, Ltd.	8,013	136,141
National Oilwell Varco, Inc.	11,788	937,500
Natural Gas Services Group, Inc. (a)	292	8,050
Newpark Resources, Inc. (a)(b)	2,342	28,783
Nuverra Environmental Solutions, Inc. (a)(b)	390	6,548
Oceaneering International, Inc.	2,978	234,905
Oil States International, Inc. (a)	1,464	148,918
Parker Drilling Co. (a)	3,220	26,179
Patterson-UTI Energy, Inc.	4,001	101,305
PHI, Inc. (a)	390	16,926
Pioneer Energy Services Corp. (a)	1,658	13,281
RigNet, Inc. (a)	292	13,996
Rowan Cos. PLC (a)	3,389	119,835
RPC, Inc. (b)	1,756	31,345
Schlumberger, Ltd.	36,436	3,283,248
SEACOR Holdings, Inc. (a)	586	53,443
Seadrill, Ltd. (b)	9,660	396,833
Superior Energy Services, Inc. (a)	4,347	115,674
Tesco Corp. (a)	780	15,428
Tetra Technologies, Inc. (a)	2,146	26,524
TGC Industries, Inc.	562	4,103
Tidewater, Inc.	1,354	80,252
Unit Corp. (a)	1,366	70,513
Vantage Drilling Co. (a)(b)	5,464	10,054
Willbros Group, Inc. (a)	1,074	10,117

		9,793,700

FOOD & STAPLES RETAILING — 2.0%
Casey’s General Stores, Inc.	1,074	75,448
Costco Wholesale Corp.	12,073	1,436,808
CVS Caremark Corp.	33,570	2,402,605
Fairway Group Holdings Corp. (a)(b)	390	7,067
Harris Teeter Supermarkets, Inc.	1,366	67,412
Ingles Markets, Inc. (Class A)	390	10,569
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	196	8,320
PriceSmart, Inc. (b)	488	56,383
Rite Aid Corp. (a)	19,904	100,714
Roundy’s, Inc. (b)	682	6,725
Safeway, Inc.	6,602	215,027
Spartan Stores, Inc.	936	22,726
Sprouts Farmers Market, Inc. (a)	600	23,058
SUPERVALU, Inc. (a)(b)	5,479	39,942
Susser Holdings Corp. (a)(b)	488	31,959
Sysco Corp.	16,164	583,520
The Andersons, Inc.	488	43,515
The Chefs’ Warehouse, Inc. (a)(b)	390	11,372
The Fresh Market, Inc. (a)(b)	1,074	43,497
The Kroger Co.	14,118	558,085
The Pantry, Inc. (a)	682	11,444
United Natural Foods, Inc. (a)	1,366	102,983
Village Super Market, Inc. (Class A)	196	6,078
Wal-Mart Stores, Inc.	44,089	3,469,363
Walgreen Co.	26,130	1,500,907
Weis Markets, Inc.	292	15,348
Whole Foods Market, Inc.	10,138	586,281

		11,437,156

FOOD PRODUCTS — 1.6%
Annie’s, Inc. (a)	390	16,786
Archer-Daniels-Midland Co.	17,910	777,294
B&G Foods, Inc.	1,464	49,644
Boulder Brands, Inc. (a)	1,658	26,296
Bunge, Ltd.	4,035	331,314
Cal-Maine Foods, Inc.	390	23,490
Calavo Growers, Inc. (b)	292	8,836
Campbell Soup Co. (b)	4,746	205,407
Chiquita Brands International, Inc. (a)	1,268	14,836
ConAgra Foods, Inc.	11,313	381,248
Darling International, Inc. (a)	4,320	90,202
Dean Foods Co. (a)(b)	2,546	43,766
Diamond Foods, Inc. (a)(b)	586	15,142
Flowers Foods, Inc.	4,618	99,148
Fresh Del Monte Produce, Inc.	1,074	30,394
General Mills, Inc.	17,542	875,521
Green Mountain Coffee Roasters, Inc. (a)(b)	4,098	309,727
Hain Celestial Group, Inc. (a)	1,074	97,498
Hillshire Brands Co.	3,318	110,954
Hormel Foods Corp.	3,610	163,064
Ingredion, Inc.	2,146	146,915
J&J Snack Foods Corp.	390	34,550
Kellogg Co.	7,059	431,093
Kraft Foods Group, Inc.	16,183	872,587
Lancaster Colony Corp.	488	43,017
Limoneira Co. (b)	292	7,764
McCormick & Co., Inc.	3,621	249,559
Mead Johnson Nutrition Co.	5,485	459,424
Mondelez International, Inc. (Class A)	49,150	1,734,995
Pilgrim’s Pride Corp. (a)	1,658	26,942
Pinnacle Foods, Inc.	878	24,110
Post Holdings, Inc. (a)(b)	878	43,259
Sanderson Farms, Inc.	622	44,989
Seaboard Corp.	8	22,360
Seneca Foods Corp. (Class A) (a)	196	6,250
Snyders-Lance, Inc.	1,268	36,417
The Hershey Co.	4,107	399,324
The J.M. Smucker Co.	2,943	304,954

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Tootsie Roll Industries, Inc. (b)	488	$15,879
TreeHouse Foods, Inc. (a)	1,026	70,712
Tyson Foods, Inc. (Class A) (b)	7,605	254,463
WhiteWave Foods Co. (Class A) (a)	3,724	85,429

		8,985,559

GAS UTILITIES — 0.2%
AGL Resources, Inc.	3,220	152,080
Atmos Energy Corp.	2,440	110,825
Delta Natural Gas Co., Inc. (b)	179	4,006
National Fuel Gas Co.	2,048	146,227
New Jersey Resources Corp. (b)	1,170	54,101
Northwest Natural Gas Co. (b)	780	33,400
ONEOK, Inc.	5,562	345,845
Piedmont Natural Gas Co., Inc.	2,048	67,912
Questar Corp.	4,783	109,961
South Jersey Industries, Inc. (b)	878	49,133
Southwest Gas Corp.	1,268	70,894
The Laclede Group, Inc.	878	39,984
UGI Corp.	3,122	129,438
WGL Holdings, Inc.	1,366	54,722

		1,368,528

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abaxis, Inc. (a)(b)	586	23,452
Abbott Laboratories	42,926	1,645,354
ABIOMED, Inc. (a)	1,052	28,130
Accuray, Inc. (a)(b)	2,048	17,838
Alere, Inc. (a)	2,256	81,667
Align Technology, Inc. (a)	1,952	111,557
Analogic Corp.	292	25,859
AngioDynamics, Inc. (a)	682	11,724
Anika Therapeutics, Inc. (a)	292	11,143
Antares Pharma, Inc. (a)(b)	3,024	13,548
ArthroCare Corp. (a)	780	31,387
AtriCure, Inc. (a)	586	10,946
Baxter International, Inc.	14,999	1,043,180
Becton, Dickinson and Co.	5,292	584,713
Boston Scientific Corp. (a)	36,656	440,605
C.R. Bard, Inc.	2,350	314,759
Cantel Medical Corp.	878	29,773
Cardiovascular Systems, Inc. (a)	586	20,094
CareFusion Corp. (a)	5,980	238,124
Cerus Corp. (a)(b)	1,854	11,958
CONMED Corp.	780	33,150
Covidien PLC	13,070	890,067
Cyberonics, Inc. (a)	780	51,098
Cynosure, Inc. (Class A) (a)	488	13,020
DENTSPLY International, Inc.	3,863	187,278
DexCom, Inc. (a)	1,952	69,120
Edwards Lifesciences Corp. (a)(b)	3,113	204,711
Endologix, Inc. (a)	1,756	30,625
GenMark Diagnostics, Inc. (a)(b)	780	10,382
Globus Medical, Inc. (Class A) (a)	1,464	29,543
Greatbatch, Inc. (a)	682	30,172
Haemonetics Corp. (a)(b)	1,366	57,550
HealthStream, Inc. (a)	586	19,203
HeartWare International, Inc. (a)	488	45,852
Hill-Rom Holdings, Inc.	1,658	68,542
Hologic, Inc. (a)(b)	7,353	164,340
ICU Medical, Inc. (a)	390	24,847
IDEXX Laboratories, Inc. (a)	1,464	155,726
Insulet Corp. (a)	1,464	54,314
Integra LifeSciences Holdings Corp. (a)	586	27,958
Intuitive Surgical, Inc. (a)	1,071	411,350
Invacare Corp.	878	20,378
Masimo Corp. (a)(b)	1,289	37,677
Medtronic, Inc.	27,677	1,588,383
Meridian Bioscience, Inc. (b)	1,170	31,040
Merit Medical Systems, Inc. (a)	1,170	18,416
Natus Medical, Inc. (a)	780	17,550
Neogen Corp. (a)	1,022	46,705
NuVasive, Inc. (a)	1,244	40,218
NxStage Medical, Inc. (a)	1,658	16,580
OraSure Technologies, Inc. (a)	1,464	9,209
Orthofix International NV (a)	488	11,136
PhotoMedex, Inc. (a)(b)	390	5,050
Quidel Corp. (a)	780	24,094
ResMed, Inc. (b)	3,858	181,635
RTI Surgical, Inc. (a)(b)	1,562	5,529
Sirona Dental Systems, Inc. (a)	1,464	102,773
Spectranetics Corp. (a)	1,074	26,850
St. Jude Medical, Inc.	7,689	476,334
Staar Surgical Co. (a)	976	15,801
STERIS Corp.	1,562	75,054
Stryker Corp.	8,997	676,035
SurModics, Inc. (a)	390	9,512
Symmetry Medical, Inc. (a)	976	9,838
TearLab Corp. (a)(b)	682	6,370
Teleflex, Inc.	1,074	100,806
The Cooper Cos., Inc.	1,468	181,797
Thoratec Corp. (a)	1,524	55,778
Tornier NV (a)	682	12,815
Unilife Corp. (a)(b)	2,440	10,736
Utah Medical Products, Inc. (b)	98	5,602
Varian Medical Systems, Inc. (a)	2,943	228,642
Vascular Solutions, Inc. (a)	438	10,140
Volcano Corp. (a)(b)	1,464	31,988
West Pharmaceutical Services, Inc.	1,952	95,765
Wright Medical Group, Inc. (a)	1,074	32,983
Zimmer Holdings, Inc.	4,548	423,828

		11,917,706

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)(b)	976	46,194
Accretive Health, Inc. (a)	1,562	14,308
Aetna, Inc.	10,260	703,733
Air Methods Corp. (a)(b)	1,074	62,646
Amedisys, Inc. (a)(b)	873	12,772
AmerisourceBergen Corp.	6,319	444,289
AMN Healthcare Services, Inc. (a)	1,268	18,640
AmSurg Corp. (a)	878	40,318
athenahealth, Inc. (a)(b)	1,014	136,383
Bio-Reference Laboratories, Inc. (a)(b)	682	17,418
BioScrip, Inc. (a)	1,562	11,559
Brookdale Senior Living, Inc. (a)	2,732	74,256
Capital Senior Living Corp. (a)	780	18,712
Cardinal Health, Inc.	9,329	623,271

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Catamaran Corp. (a)	5,562	$264,084
Centene Corp. (a)	1,464	86,303
Chemed Corp. (b)	488	37,391
Chindex International, Inc. (a)	292	5,090
CIGNA Corp.	7,807	682,956
Community Health Systems, Inc. (a)	2,556	100,374
Corvel Corp. (a)	292	13,636
DaVita HealthCare Partners, Inc. (a)	4,974	315,202
Emeritus Corp. (a)	1,074	23,231
Envision Healthcare Holdings, Inc. (a)	1,800	63,936
ExamWorks Group, Inc. (a)(b)	780	23,299
Express Scripts Holding Co. (a)	22,509	1,581,032
Five Star Quality Care, Inc. (a)	1,170	6,423
Gentiva Health Services, Inc. (a)	878	10,896
Hanger, Inc. (a)	976	38,396
HCA Holdings, Inc. (a)	7,318	349,142
Health Management Associates, Inc. (Class A) (a)	7,060	92,486
Health Net, Inc. (a)	2,202	65,333
HealthSouth Corp.	2,367	78,868
Healthways, Inc. (a)(b)	724	11,113
Henry Schein, Inc. (a)	2,401	274,338
HMS Holdings Corp. (a)(b)	2,342	53,234
Humana, Inc.	4,294	443,227
IPC The Hospitalist Co. (a)	488	28,982
Kindred Healthcare, Inc.	1,464	28,899
Laboratory Corp. of America Holdings (a)	2,529	231,075
Landauer, Inc.	292	15,362
LHC Group, Inc. (a)	292	7,020
LifePoint Hospitals, Inc. (a)	1,268	67,001
Magellan Health Services, Inc. (a)	780	46,730
McKesson Corp.	6,159	994,063
MEDNAX, Inc. (a)	2,732	145,834
Molina Healthcare, Inc. (a)(b)	780	27,105
MWI Veterinary Supply, Inc. (a)(b)	390	66,530
National Healthcare Corp. (b)	292	15,742
Omnicare, Inc.	2,826	170,577
Owens & Minor, Inc. (b)	1,756	64,199
Patterson Cos., Inc.	2,341	96,449
PharMerica Corp. (a)(b)	780	16,770
Premier, Inc. (Class A) (a)	900	33,084
Quest Diagnostics, Inc. (b)	4,289	229,633
Select Medical Holdings Corp.	1,366	15,859
Team Health Holdings, Inc. (a)	1,854	84,450
Tenet Healthcare Corp. (a)	2,787	117,389
The Ensign Group, Inc.	488	21,604
The Providence Service Corp. (a)	292	7,510
Triple-S Management Corp. (Class B) (a)	682	13,258
UnitedHealth Group, Inc.	28,043	2,111,638
Universal American Corp.	1,074	7,840
Universal Health Services, Inc. (Class B)	2,440	198,274
US Physical Therapy, Inc.	292	10,296
VCA Antech, Inc. (a)	2,394	75,076
WellCare Health Plans, Inc. (a)	1,226	86,335
WellPoint, Inc.	8,325	769,147

		12,648,220

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4,878	75,414
Cerner Corp. (a)	8,098	451,383
Computer Programs and Systems, Inc. (b)	292	18,049
MedAssets, Inc. (a)	1,658	32,878
Medidata Solutions, Inc. (a)	1,364	82,617
Merge Healthcare, Inc. (a)(b)	1,756	4,074
Omnicell, Inc. (a)	976	24,917
Vocera Communications, Inc. (a)(b)	586	9,147

		698,479

HOTELS, RESTAURANTS & LEISURE — 2.0%
AFC Enterprises, Inc. (a)	682	26,257
Bally Technologies, Inc. (a)	1,074	84,255
Biglari Holdings, Inc. (a)	46	23,305
BJ’s Restaurants, Inc. (a)(b)	682	21,183
Bloomin’ Brands, Inc. (a)	1,464	35,151
Bob Evans Farms, Inc.	728	36,829
Boyd Gaming Corp. (a)(b)	1,562	17,588
Bravo Brio Restaurant Group, Inc. (a)	488	7,940
Brinker International, Inc. (b)	1,966	91,104
Buffalo Wild Wings, Inc. (a)(b)	488	71,834
Burger King Worldwide, Inc.	2,732	62,453
Caesars Entertainment Corp. (a)(b)	976	21,023
Carnival Corp.	11,337	455,407
CEC Entertainment, Inc.	488	21,609
Chipotle Mexican Grill, Inc. (a)	878	467,781
Choice Hotels International, Inc. (b)	780	38,306
Churchill Downs, Inc.	390	34,963
Chuy’s Holdings, Inc. (a)(b)	488	17,578
Cracker Barrel Old Country Store, Inc.	688	75,728
Darden Restaurants, Inc. (b)	3,546	192,796
Del Frisco’s Restaurant Group, Inc. (a)	292	6,882
Denny’s Corp. (a)(b)	2,536	18,234
DineEquity, Inc.	488	40,772
Domino’s Pizza, Inc.	1,562	108,793
Dunkin’ Brands Group, Inc. (b)	2,928	141,130
Fiesta Restaurant Group, Inc. (a)	586	30,613
Hyatt Hotels Corp. (Class A) (a)	1,170	57,868
International Game Technology	7,115	129,208
International Speedway Corp. (Class A)	780	27,682
Interval Leisure Group, Inc. (b)	1,024	31,642
Jack in the Box, Inc. (a)	1,170	58,523
Jamba, Inc. (a)(b)	488	6,066
Krispy Kreme Doughnuts, Inc. (a)(b)	1,756	33,873
Las Vegas Sands Corp.	10,653	840,202
Life Time Fitness, Inc. (a)(b)	1,170	54,990
Marcus Corp.	488	6,559
Marriott International, Inc. (Class A)	6,327	312,301
Marriott Vacations Worldwide Corp. (a)	778	41,047
McDonald’s Corp.	27,487	2,667,064
MGM Resorts International (a)	10,107	237,717
Morgans Hotel Group Co. (a)(b)	682	5,545
Multimedia Games Holding Co., Inc. (a)	780	24,461

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Norwegian Cruise Line Holdings, Ltd. (a)	780	$27,667
Orient-Express Hotels, Ltd. (Class A) (a)	2,634	39,800
Panera Bread Co. (Class A) (a)(b)	802	141,705
Papa John’s International, Inc.	780	35,412
Penn National Gaming, Inc. (a)(b)	1,870	26,797
Pinnacle Entertainment, Inc. (a)	1,562	40,596
Red Robin Gourmet Burgers, Inc. (a)	390	28,681
Royal Caribbean Cruises, Ltd.	4,461	211,541
Ruby Tuesday, Inc. (a)	1,658	11,490
Ruth’s Hospitality Group, Inc.	976	13,869
Scientific Games Corp. (Class A) (a)	1,278	21,636
SeaWorld Entertainment, Inc.	780	22,441
Six Flags Entertainment Corp.	1,756	64,656
Sonic Corp. (a)	1,562	31,537
Speedway Motorsports, Inc.	292	5,796
Starbucks Corp.	20,590	1,614,050
Starwood Hotels & Resorts Worldwide, Inc.	5,339	424,184
Texas Roadhouse, Inc.	1,658	46,092
The Cheesecake Factory, Inc.	1,403	67,723
The Wendy’s Co. (b)	7,900	68,888
Town Sports International Holdings, Inc.	682	10,066
Vail Resorts, Inc. (b)	976	73,424
Wyndham Worldwide Corp.	3,727	274,643
Wynn Resorts, Ltd.	2,236	434,254
Yum! Brands, Inc.	12,243	925,693

		11,346,903

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	682	16,654
Cavco Industries, Inc. (a)	196	13,465
CSS Industries, Inc.	196	5,621
D.R. Horton, Inc. (b)	7,690	171,641
Ethan Allen Interiors, Inc.	682	20,746
Garmin, Ltd. (b)	3,376	156,039
Harman International Industries, Inc.	1,877	153,632
Helen of Troy, Ltd. (a)	878	43,470
Hovnanian Enterprises, Inc. (Class A) (a)(b)	3,122	20,668
iRobot Corp. (a)(b)	780	27,121
Jarden Corp. (a)	3,724	228,467
KB Home (b)	2,272	41,532
La-Z-Boy, Inc.	1,464	45,384
Leggett & Platt, Inc.	3,868	119,676
Lennar Corp. (Class A)	4,454	176,200
Libbey, Inc. (a)	586	12,306
M.D.C. Holdings, Inc. (b)	1,074	34,626
M/I Homes, Inc. (a)	682	17,357
Meritage Homes Corp. (a)	976	46,838
Mohawk Industries, Inc. (a)	1,643	244,643
NACCO Industries, Inc. (Class A)	179	11,132
Newell Rubbermaid, Inc.	7,835	253,932
NVR, Inc. (a)	145	148,771
Pulte Group, Inc. (b)	10,531	214,517
Standard Pacific Corp. (a)(b)	4,000	36,200
Taylor Morrison Home Corp. (Class A) (a)	878	19,711
Tempur Sealy International, Inc. (a)	1,658	89,466
The Ryland Group, Inc. (b)	1,263	54,827
Toll Brothers, Inc. (a)	4,597	170,089
TRI Pointe Homes, Inc. (a)(b)	390	7,773
Tupperware Brands Corp. (b)	1,464	138,392
Universal Electronics, Inc. (a)	390	14,863
Whirlpool Corp.	2,191	343,680
William Lyon Homes (Class A) (a)	390	8,635

		3,108,074

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	1,170	7,897
Church & Dwight Co., Inc.	3,776	250,273
Colgate-Palmolive Co.	25,674	1,674,202
Energizer Holdings, Inc.	1,851	200,352
Harbinger Group, Inc. (a)(b)	878	10,404
Kimberly-Clark Corp.	10,462	1,092,861
Spectrum Brands Holdings, Inc.	586	41,342
The Clorox Co. (b)	3,610	334,864
The Procter & Gamble Co.	74,924	6,099,563
WD-40 Co.	390	29,125

		9,740,883

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Atlantic Power Corp. (b)	3,220	11,206
Calpine Corp. (a)	10,759	209,908
Dynegy, Inc. (a)(b)	2,732	58,793
NRG Energy, Inc.	8,751	251,329
Ormat Technologies, Inc.	488	13,278
The AES Corp.	16,899	245,204

		789,718

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	18,965	2,659,841
Carlisle Cos., Inc.	1,756	139,427
Danaher Corp.	16,551	1,277,737
General Electric Co.	282,539	7,919,568
Raven Industries, Inc. (b)	1,012	41,634

		12,038,207

INSURANCE — 3.2%
ACE, Ltd.	9,288	961,587
Aflac, Inc.	12,725	850,030
Alleghany Corp. (a)	488	195,180
Allied World Assurance Company Holdings, Ltd.	976	110,103
Ambac Financial Group, Inc. (a)	1,268	31,142
American Equity Investment Life Holding Co. (b)	1,756	46,323
American Financial Group, Inc.	2,146	123,867
American International Group, Inc.	40,538	2,069,465
American National Insurance Co.	196	22,450
AMERISAFE, Inc.	488	20,613
Amtrust Financial Services, Inc. (b)	857	28,015
Aon PLC	8,668	727,159
Arch Capital Group, Ltd. (a)	3,610	215,481
Argo Group International Holdings, Ltd.	780	36,262
Arthur J. Gallagher & Co.	3,486	163,598

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Aspen Insurance Holdings, Ltd.	1,756	$72,540
Assurant, Inc.	2,063	136,921
Assured Guaranty, Ltd.	5,260	124,083
Axis Capital Holdings, Ltd.	3,220	153,175
Baldwin & Lyons, Inc. (Class B)	292	7,977
Brown & Brown, Inc.	3,220	101,076
Cincinnati Financial Corp.	4,416	231,266
Citizens, Inc. (a)(b)	1,170	10,238
CNA Financial Corp.	682	29,251
CNO Financial Group, Inc.	6,050	107,024
Eastern Insurance Holdings, Inc.	152	3,722
eHealth, Inc. (a)	488	22,687
Employers Holdings, Inc.	878	27,789
Endurance Specialty Holdings, Ltd.	1,170	68,644
Enstar Group, Ltd. (a)	292	40,562
Erie Indemnity Co. (Class A)	682	49,868
Everest Re Group, Ltd.	1,390	216,659
FBL Financial Group, Inc. (Class A)	196	8,779
Fidelity National Financial, Inc. (Class A)	6,810	220,984
First American Financial Corp.	2,928	82,570
Genworth Financial, Inc. (Class A) (a)	13,386	207,885
Global Indemnity PLC (a)	292	7,388
Greenlight Capital Re, Ltd. (Class A) (a)	780	26,294
Hartford Financial Services Group, Inc.	12,392	448,962
HCC Insurance Holdings, Inc.	2,732	126,054
HCI Group, Inc. (b)	292	15,622
Hilltop Holdings, Inc. (a)	1,658	38,350
Horace Mann Educators Corp.	1,074	33,874
Infinity Property & Casualty Corp.	292	20,951
Kemper Corp.	1,268	51,836
Lincoln National Corp.	7,287	376,155
Loews Corp.	8,319	401,309
Maiden Holdings, Ltd.	1,366	14,930
Markel Corp. (a)	390	226,336
Marsh & McLennan Cos., Inc.	15,010	725,884
MBIA, Inc. (a)	3,884	46,375
Meadowbrook Insurance Group, Inc. (b)	1,366	9,507
Mercury General Corp.	682	33,902
MetLife, Inc.	24,340	1,312,413
Montpelier Re Holdings, Ltd.	1,268	36,899
National Interstate Corp. (b)	196	4,508
National Western Life Insurance Co. (Class A)	98	21,908
Old Republic International Corp.	7,048	121,719
OneBeacon Insurance Group, Ltd. (Class A)	586	9,271
PartnerRe, Ltd.	1,603	169,004
Platinum Underwriters Holdings, Ltd.	878	53,804
Primerica, Inc.	1,562	67,025
Principal Financial Group, Inc.	7,945	391,768
ProAssurance Corp.	1,636	79,313
Protective Life Corp.	2,142	108,514
Prudential Financial, Inc.	12,618	1,163,632
Reinsurance Group of America, Inc.	1,986	153,736
RenaissanceRe Holdings, Ltd.	1,174	114,277
RLI Corp. (b)	586	57,065
Safety Insurance Group, Inc.	390	21,957
Selective Insurance Group, Inc.	1,514	40,969
StanCorp Financial Group, Inc.	1,170	77,512
State Auto Financial Corp.	390	8,284
Stewart Information Services Corp.	575	18,555
Symetra Financial Corp.	2,244	42,546
The Allstate Corp.	12,735	694,567
The Chubb Corp.	7,083	684,430
The Hanover Insurance Group, Inc.	1,177	70,279
The Navigators Group, Inc. (a)	292	18,443
The Phoenix Cos., Inc. (a)	205	12,587
The Progressive Corp.	16,436	448,210
The Travelers Cos., Inc.	10,395	941,163
Torchmark Corp.	2,471	193,109
Tower Group International, Ltd. (b)	1,562	5,280
United Fire Group, Inc.	586	16,795
Universal Insurance Holdings, Inc. (b)	780	11,294
Unum Group	7,306	256,294
Validus Holdings, Ltd.	2,835	114,222
W.R. Berkley Corp.	2,982	129,389
White Mountains Insurance Group, Ltd.	196	118,204
XL Group PLC	7,895	251,377

		18,169,026

INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (a)	10,032	4,000,661
Blue Nile, Inc. (a)(b)	292	13,750
Expedia, Inc.	2,853	198,740
FTD Cos., Inc. (a)(b)	506	16,485
Groupon, Inc. (a)(b)	11,416	134,366
HomeAway, Inc. (a)(b)	1,562	63,855
HSN, Inc.	926	57,690
Liberty Interactive Corp. (Class A) (a)	14,368	421,701
Liberty Ventures, (Series A) (a)	1,147	140,611
Netflix, Inc. (a)	1,426	525,010
NutriSystem, Inc.	780	12,823
Orbitz Worldwide, Inc. (a)	682	4,897
Overstock.com, Inc. (a)	292	8,991
PetMed Express, Inc. (b)	586	9,745
Priceline.com, Inc. (a)	1,407	1,635,497
Shutterfly, Inc. (a)(b)	1,074	54,699
TripAdvisor, Inc. (a)	3,049	252,549
ValueVision Media, Inc. (Class A) (a)	1,074	7,507

		7,559,577

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	4,858	229,200
Angie’s List, Inc. (a)(b)	1,170	17,726
AOL, Inc. (a)	2,147	100,093
Bankrate, Inc. (a)(b)	1,268	22,748
Bazaarvoice, Inc. (a)(b)	1,268	10,043
Blucora, Inc. (a)	1,074	31,318
Brightcove, Inc. (a)	780	11,029
comScore, Inc. (a)	976	27,923
Constant Contact, Inc. (a)	878	27,279
Cornerstone OnDemand, Inc. (a)	1,074	57,287
CoStar Group, Inc. (a)	780	143,972
Dealertrack Technologies, Inc. (a)	1,170	56,254
Demand Media, Inc. (a)(b)	976	5,632

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Demandware, Inc. (a)	390	$25,007
Dice Holdings, Inc. (a)	1,074	7,787
Digital River, Inc. (a)	976	18,056
E2open, Inc. (a)(b)	390	9,325
EarthLink, Inc.	2,812	14,257
eBay, Inc. (a)	35,673	1,958,091
Envestnet, Inc. (a)	586	23,616
Equinix, Inc. (a)	1,343	238,315
Facebook, Inc. (Class A) (a)	46,836	2,560,056
Global Eagle Entertainment, Inc. (a)	586	8,714
Google, Inc. (Class A) (a)	7,318	8,201,356
IAC/InterActiveCorp.	2,051	140,883
Internap Network Services Corp. (a)	1,468	11,039
IntraLinks Holdings, Inc. (a)	1,074	13,006
j2 Global, Inc. (b)	1,268	63,413
LinkedIn Corp. (Class A) (a)	2,740	594,114
Liquidity Services, Inc. (a)	682	15,454
LivePerson, Inc. (a)(b)	1,464	21,696
LogMeIn, Inc. (a)(b)	682	22,881
Millennial Media, Inc. (a)(b)	976	7,096
Monster Worldwide, Inc. (a)	3,151	22,467
Move, Inc. (a)	1,074	17,173
NIC, Inc.	1,756	43,672
OpenTable, Inc. (a)(b)	586	46,511
Pandora Media, Inc. (a)	4,412	117,359
Perficient, Inc. (a)	878	20,563
QuinStreet, Inc. (a)(b)	878	7,630
Rackspace Hosting, Inc. (a)(b)	3,024	118,329
Responsys, Inc. (a)	976	26,752
SciQuest, Inc. (a)(b)	586	16,689
Shutterstock, Inc. (a)(b)	196	16,391
SPS Commerce, Inc. (a)	390	25,467
Stamps.com, Inc. (a)	390	16,419
support.com, Inc. (a)	1,366	5,177
Travelzoo, Inc. (a)	196	4,179
Trulia, Inc. (a)(b)	787	27,757
Twitter, Inc. (a)(b)	2,200	140,030
United Online, Inc. (b)	362	4,981
ValueClick, Inc. (a)(b)	2,048	47,862
VeriSign, Inc. (a)(b)	3,846	229,914
VistaPrint NV (a)	878	49,914
Vocus, Inc. (a)(b)	488	5,558
Web.com Group, Inc. (a)	1,170	37,194
WebMD Health Corp. (a)(b)	799	31,561
XO Group, Inc. (a)	682	10,135
Yahoo!, Inc. (a)	24,403	986,857
Yelp, Inc. (a)	780	53,781
Zillow, Inc. (Class A) (a)(b)	586	47,894
Zix Corp. (a)(b)	1,658	7,560

		16,880,442

IT SERVICES — 3.5%
Accenture PLC (Class A)	17,657	1,451,759
Acxiom Corp. (a)	2,048	75,735
Alliance Data Systems Corp. (a)(b)	1,378	362,318
Amdocs, Ltd.	4,390	181,044
Automatic Data Processing, Inc.	13,233	1,069,359
Blackhawk Network Holdings, Inc. (a)(b)	292	7,376
Booz Allen Hamilton Holding Corp. (b)	878	16,814
Broadridge Financial Solutions, Inc.	3,279	129,586
CACI International, Inc. (Class A) (a)(b)	586	42,907
Cardtronics, Inc. (a)	1,268	55,095
Cass Information Systems, Inc. (b)	292	19,666
CIBER, Inc. (a)	2,048	8,479
Cognizant Technology Solutions Corp. (Class A) (a)	8,204	828,440
Computer Sciences Corp.	4,114	229,890
Computer Task Group, Inc.	390	7,371
Convergys Corp.	2,830	59,572
CoreLogic, Inc. (a)	2,634	93,586
CSG Systems International, Inc. (b)	878	25,813
DST Systems, Inc.	878	79,670
EPAM Systems, Inc. (a)	586	20,475
Euronet Worldwide, Inc. (a)	1,366	65,363
EVERTEC, Inc.	780	19,235
ExlService Holdings, Inc. (a)	878	24,250
Fidelity National Information Services, Inc.	8,002	429,547
Fiserv, Inc. (a)	7,292	430,593
FleetCor Technologies, Inc. (a)	1,854	217,233
Forrester Research, Inc.	390	14,921
Gartner, Inc. (a)	2,536	180,183
Genpact, Ltd. (a)	4,586	84,245
Global Cash Access Holdings, Inc. (a)	1,756	17,542
Global Payments, Inc.	2,048	133,100
Heartland Payment Systems, Inc.	976	48,644
Higher One Holdings, Inc. (a)	878	8,569
iGate Corp. (a)	976	39,196
International Business Machines Corp.	28,479	5,341,806
Jack Henry & Associates, Inc.	2,386	141,275
Leidos Holdings, Inc. (b)	1,978	91,957
Lender Processing Services, Inc.	2,346	87,693
ManTech International Corp. (Class A)	682	20,412
Mastercard, Inc. (Class A)	3,142	2,625,015
MAXIMUS, Inc.	1,854	81,557
MoneyGram International, Inc. (a)	586	12,177
NeuStar, Inc. (Class A) (a)(b)	1,756	87,554
Paychex, Inc. (b)	8,810	401,119
Sapient Corp. (a)	3,024	52,497
Science Applications International Corp.	1,129	37,336
ServiceSource International, Inc. (a)	1,658	13,894
Sykes Enterprises, Inc. (a)	1,074	23,424
Syntel, Inc.	390	35,471
TeleTech Holdings, Inc. (a)	586	14,029
Teradata Corp. (a)	4,457	202,749
The Western Union Co. (b)	15,185	261,941
Total System Services, Inc.	4,426	147,297
Unisys Corp. (a)	1,207	40,519
Vantiv, Inc. (a)(b)	2,342	76,373
VeriFone Systems, Inc. (a)	2,920	78,314
Virtusa Corp. (a)(b)	586	22,321
Visa, Inc. (Class A)	14,258	3,174,971
WEX, Inc. (a)	1,074	106,358

		19,655,635

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.	390	$22,222
Black Diamond, Inc. (a)	586	7,811
Brunswick Corp.	2,504	115,334
Callaway Golf Co.	1,952	16,455
Hasbro, Inc. (b)	3,088	169,871
JAKKS Pacific, Inc. (b)	488	3,284
Leapfrog Enterprises, Inc. (a)(b)	1,756	13,943
Mattel, Inc.	9,438	449,060
Nautilus, Inc. (a)	878	7,402
Polaris Industries, Inc.	1,756	255,744
Smith & Wesson Holding Corp. (a)(b)	1,756	23,689
Sturm Ruger & Co, Inc. (b)	488	35,668

		1,120,483

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)	1,912	16,386
Agilent Technologies, Inc.	9,467	541,418
Albany Molecular Research, Inc. (a)(b)	586	5,907
Bio-Rad Laboratories, Inc. (Class A) (a)	586	72,436
Bruker Corp. (a)	3,024	59,785
Cambrex Corp. (a)	780	13,907
Charles River Laboratories International, Inc. (a)	1,372	72,771
Covance, Inc. (a)	1,501	132,178
Fluidigm Corp. (a)(b)	682	26,134
Furiex Pharmaceuticals, Inc. (a)(b)	196	8,234
Illumina, Inc. (a)(b)	3,540	391,595
Life Technologies Corp. (a)	4,683	354,971
Luminex Corp. (a)	976	18,934
PAREXEL International Corp. (a)	1,562	70,571
PerkinElmer, Inc.	3,005	123,896
Qiagen NV (a)	6,342	151,003
Quintiles Transnational Holdings, Inc. (a)	780	36,145
Sequenom, Inc. (a)(b)	2,412	5,644
Techne Corp.	982	92,966
Thermo Fisher Scientific, Inc. (b)	9,807	1,092,010
Waters Corp. (a)	2,352	235,200

		3,522,091

MACHINERY — 2.2%
Accuride Corp. (a)(b)	1,074	4,006
Actuant Corp. (Class A) (b)	1,952	71,521
AGCO Corp.	2,669	157,978
Alamo Group, Inc.	196	11,895
Albany International Corp. (Class A) (b)	780	28,025
Altra Industrial Motion Corp. (b)	780	26,692
American Railcar Industries, Inc.	292	13,359
Astec Industries, Inc.	586	22,637
Barnes Group, Inc. (b)	1,464	56,086
Blount International, Inc. (a)	1,366	19,766
Briggs & Stratton Corp. (b)	1,268	27,592
Caterpillar, Inc. (b)	17,941	1,629,222
Chart Industries, Inc. (a)(b)	980	93,727
CIRCOR International, Inc.	488	39,421
CLARCOR, Inc.	1,329	85,521
Colfax Corp. (a)	2,342	149,162
Columbus McKinnon Corp. (a)	488	13,244
Commercial Vehicle Group, Inc. (a)(b)	658	4,784
Crane Co.	1,349	90,720
Cummins, Inc.	5,323	750,383
Deere & Co. (b)	10,572	965,541
Donaldson Co., Inc.	3,966	172,362
Douglas Dynamics, Inc. (b)	586	9,857
Dover Corp.	4,810	464,357
Dynamic Materials Corp.	390	8,479
Energy Recovery, Inc. (a)(b)	1,170	6,505
EnPro Industries, Inc. (a)(b)	586	33,783
ESCO Technologies, Inc.	682	23,365
Federal Signal Corp. (a)	1,719	25,183
Flowserve Corp.	3,908	308,068
Freightcar America, Inc. (b)	292	7,773
Graco, Inc.	1,652	129,054
Graham Corp.	292	10,597
Harsco Corp.	2,221	62,255
Hurco Cos., Inc.	196	4,902
Hyster-Yale Materials Handling, Inc.	258	24,035
IDEX Corp.	2,279	168,304
Illinois Tool Works, Inc.	10,267	863,249
Ingersoll-Rand PLC	8,096	498,714
ITT Corp.	2,485	107,899
John Bean Technologies Corp.	811	23,787
Joy Global, Inc. (b)	2,849	166,638
Kadant, Inc.	292	11,832
Kennametal, Inc. (b)	2,146	111,742
L.B. Foster Co. (Class A)	292	13,809
Lincoln Electric Holdings, Inc.	2,268	161,799
Lindsay Corp. (b)	390	32,273
Lydall, Inc. (a)	488	8,599
Meritor, Inc. (a)	2,678	27,932
Middleby Corp. (a)	588	141,102
Mueller Industries, Inc.	780	49,148
Mueller Water Products, Inc. (Class A)	4,254	39,860
Navistar International Corp. (a)(b)	1,476	56,368
Nordson Corp.	1,756	130,471
Oshkosh Corp.	2,433	122,575
PACCAR, Inc.	9,580	566,849
Pall Corp.	2,987	254,940
Parker Hannifin Corp.	4,086	525,623
Pentair, Ltd.	5,527	429,282
Proto Labs, Inc. (a)(b)	488	34,736
RBC Bearings, Inc. (a)	586	41,460
Rexnord Corp. (a)	780	21,068
Snap-On, Inc.	1,562	171,070
SPX Corp.	1,241	123,616
Standex International Corp.	390	24,523
Stanley Black & Decker, Inc.	4,391	354,310
Sun Hydraulics Corp.	586	23,926
Tecumseh Products Co. (Class A) (a)(b)	488	4,416
Tennant Co. (b)	488	33,091
Terex Corp.	2,979	125,088
The Exone Co. (a)	196	11,850
The Gorman-Rupp Co.	487	16,280

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

The Greenbrier Cos., Inc. (a)(b)	682	$22,397
The Manitowoc Co., Inc.	3,604	84,045
The Toro Co.	1,562	99,343
Timken Co.	2,304	126,881
Titan International, Inc.	1,464	26,323
TriMas Corp. (a)	1,574	62,787
Trinity Industries, Inc.	2,146	117,000
Valmont Industries, Inc. (b)	882	131,524
Wabash National Corp. (a)(b)	1,854	22,897
WABCO Holdings, Inc. (a)	1,594	148,896
Wabtec Corp.	2,634	195,627
Watts Water Technologies, Inc. (Class A)	775	47,949
Woodward, Inc.	1,854	84,561
Xylem, Inc.	5,013	173,450

		12,393,766

MARINE — 0.0% (d)
Kirby Corp. (a)	1,562	155,028
Matson, Inc.	1,170	30,549

		185,577

MATERIALS — 0.1%
PPG Industries, Inc.	3,935	746,312

MEDIA — 3.9%
AMC Networks, Inc. (Class A) (a)	1,664	113,335
Cablevision Systems Corp. (Class A) (b)	5,304	95,101
Carmike Cinemas, Inc. (a)	488	13,586
CBS Corp.	16,682	1,063,311
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,048	7,864
Charter Communications, Inc. (Class A) (a)	1,956	267,502
Cinemark Holdings, Inc.	3,122	104,056
Clear Channel Outdoor Holdings, Inc. (Class A)	1,170	11,864
Comcast Corp. (Class A)	71,843	3,733,321
Cumulus Media, Inc. (Class A) (a)(b)	2,048	15,831
Dex Media, Inc. (a)(b)	488	3,309
DIRECTV (Class A) (a)	13,413	926,704
Discovery Communications, Inc. (Series A) (a)	6,643	600,660
DISH Network Corp. (Class A) (a)	5,651	327,306
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	2,048	72,704
Entercom Communications Corp. (Class A) (a)(b)	682	7,168
Entravision Communications Corp. (Class A)	1,464	8,916
Gannett Co., Inc.	6,216	183,869
Gray Television, Inc. (a)	1,366	20,326
Harte-Hanks, Inc.	1,170	9,149
John Wiley & Sons, Inc. (Class A) (b)	1,268	69,994
Journal Communications, Inc. (Class A) (a)	1,157	10,772
Lamar Advertising Co. (Class A) (a)	2,107	110,091
Liberty Global PLC (Class A) (a)	10,918	971,593
Liberty Media Corp. (Class A) (a)	2,788	408,303
LIN Media LLC (Class A) (a)	780	22,394
Lions Gate Entertainment Corp. (b)	2,244	71,045
Live Nation Entertainment, Inc. (a)	3,781	74,713
Loral Space & Communications, Inc. (a)	390	31,582
McGraw Hill Financial, Inc.	7,490	585,718
MDC Partners, Inc. (Class A)	1,023	26,097
Media General, Inc. (Class A) (a)(b)	488	11,029
Meredith Corp.	976	50,557
Morningstar, Inc.	586	45,761
National CineMedia, Inc.	1,562	31,177
News Corp. (Class A) (a)	13,530	243,811
Nexstar Broadcasting Group, Inc. (Class A)	780	43,469
Omnicom Group, Inc.	6,992	519,995
Regal Entertainment Group (Class A) (b)	2,244	43,646
Rentrak Corp. (a)(b)	292	11,064
Scholastic Corp. (b)	682	23,195
Scripps Networks Interactive, Inc. (Class A)	2,990	258,366
Sinclair Broadcast Group, Inc. (Class A)	1,854	66,243
Sirius XM Holdings, Inc. (a)(b)	83,931	292,919
Starz (Class A) (a)	3,178	92,925
The E.W. Scripps Co. (Class A) (a)	878	19,070
The Interpublic Group of Cos., Inc.	11,684	206,807
The Madison Square Garden Co. (Class A) (a)	1,664	95,813
The New York Times Co. (Class A) (b)	3,317	52,641
The Walt Disney Co.	49,342	3,769,729
Thomson Reuters Corp.	10,148	383,797
Time Warner Cable, Inc.	8,069	1,093,349
Time Warner, Inc.	25,646	1,788,039
Twenty-First Century Fox, Inc.	54,626	1,921,743
Valassis Communications, Inc. (b)	1,082	37,058
Viacom, Inc. (Class B)	12,182	1,063,976
World Wrestling Entertainment, Inc. (Class A) (b)	780	12,932

		22,147,295

METALS & MINING — 0.7%
A.M. Castle & Co. (a)(b)	488	7,208
AK Steel Holding Corp. (a)(b)	3,668	30,078
Alcoa, Inc. (b)	29,066	308,972
Allegheny Technologies, Inc.	2,836	101,047
Allied Nevada Gold Corp. (a)(b)	2,820	10,011
AMCOL International Corp.	780	26,504
Carpenter Technology Corp.	1,268	78,870
Century Aluminum Co. (a)	1,361	14,236
Cliffs Natural Resources, Inc. (b)	4,148	108,719
Coeur Mines, Inc. (a)	2,768	30,033
Commercial Metals Co.	3,168	64,405
Compass Minerals International, Inc. (b)	878	70,284
Freeport-McMoRan Copper & Gold, Inc.	28,164	1,062,909
Globe Specialty Metals, Inc.	1,756	31,626
Gold Resource Corp. (b)	878	3,977
Haynes International, Inc.	292	16,130

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Hecla Mining Co. (b)	9,074	$27,948
Horsehead Holding Corp. (a)(b)	1,170	18,966
Kaiser Aluminum Corp. (b)	488	34,277
Materion Corp.	586	18,078
Molycorp, Inc. (a)(b)	3,356	18,861
Newmont Mining Corp.	13,381	308,164
Nucor Corp.	8,641	461,257
Olympic Steel, Inc.	292	8,462
Reliance Steel & Aluminum Co.	2,108	159,871
Royal Gold, Inc. (b)	1,760	81,083
RTI International Metals, Inc. (a)	878	30,036
Schnitzer Steel Industries, Inc. (Class A) (b)	742	24,241
Southern Copper Corp.	4,292	123,223
Steel Dynamics, Inc.	6,039	118,002
Stillwater Mining Co. (a)	3,220	39,735
SunCoke Energy, Inc. (a)	1,864	42,518
Tahoe Resources, Inc. (a)(b)	2,342	38,971
United States Steel Corp. (b)	3,934	116,053
Universal Stainless & Alloy Products, Inc. (a)	196	7,068
US Silica Holdings, Inc.	586	19,988
Walter Energy, Inc. (b)	1,699	28,254
Worthington Industries, Inc.	1,428	60,090

		3,750,155

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	2,976	153,562
Ameren Corp.	6,617	239,271
Avista Corp.	1,658	46,739
Black Hills Corp.	1,170	61,437
CenterPoint Energy, Inc.	11,610	269,120
CMS Energy Corp.	7,214	193,119
Consolidated Edison, Inc.	8,010	442,793
Dominion Resources, Inc.	15,982	1,033,875
DTE Energy Co.	4,779	317,278
Integrys Energy Group, Inc. (b)	2,146	116,764
MDU Resources Group, Inc.	5,172	158,005
NiSource, Inc.	8,479	278,789
NorthWestern Corp.	1,074	46,526
PG&E Corp.	12,019	484,125
Public Service Enterprise Group, Inc.	13,779	441,479
SCANA Corp. (b)	3,806	178,615
Sempra Energy	6,632	595,288
TECO Energy, Inc. (b)	5,909	101,871
Vectren Corp.	2,244	79,662
Wisconsin Energy Corp. (b)	6,254	258,540

		5,496,858

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)	1,591	51,373
Dillard’s, Inc. (Class A)	710	69,019
Dollar General Corp. (a)	8,878	535,521
Dollar Tree, Inc. (a)	6,093	343,767
Family Dollar Stores, Inc.	2,637	171,326
Fred’s, Inc. (Class A)	976	18,076
J.C. Penney Co., Inc. (a)(b)	8,206	75,085
Kohl’s Corp. (b)	6,084	345,267
Macy’s, Inc.	10,445	557,763
Nordstrom, Inc. (b)	3,944	243,739
Sears Holdings Corp. (a)(b)	1,190	58,358
Target Corp.	17,642	1,116,209
The Bon-Ton Stores, Inc. (b)	390	6,349
Tuesday Morning Corp. (a)(b)	1,170	18,673

		3,610,525

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	33,433	406,880
Zebra Technologies Corp. (Class A) (a)	1,395	75,441

		482,321

OIL, GAS & CONSUMABLE FUELS — 7.5%
Abraxas Petroleum Corp. (a)(b)	2,206	7,236
Adams Resources & Energy, Inc.	32	2,192
Alon USA Energy, Inc. (b)	586	9,692
Alpha Natural Resources, Inc. (a)(b)	6,003	42,861
Anadarko Petroleum Corp.	13,661	1,083,591
Antero Resources Corp. (a)	1,000	63,440
Apache Corp.	10,665	916,550
Approach Resources, Inc. (a)(b)	958	18,480
Arch Coal, Inc. (b)	5,742	25,552
Bill Barrett Corp. (a)(b)	1,366	36,581
Bonanza Creek Energy, Inc. (a)	780	33,907
BPZ Resources, Inc. (a)(b)	3,246	5,908
Cabot Oil & Gas Corp.	11,434	443,182
Carrizo Oil & Gas, Inc. (a)	1,074	48,083
Cheniere Energy, Inc. (a)	6,538	281,919
Chesapeake Energy Corp.	15,773	428,079
Chevron Corp.	52,996	6,619,730
Cimarex Energy Co.	2,380	249,686
Clayton Williams Energy, Inc. (a)	180	14,751
Clean Energy Fuels Corp. (a)(b)	1,854	23,880
Cloud Peak Energy, Inc. (a)	1,658	29,844
Cobalt International Energy, Inc. (a)	7,512	123,572
Comstock Resources, Inc. (b)	1,268	23,192
Concho Resources, Inc. (a)	2,872	310,176
ConocoPhillips	33,586	2,372,851
CONSOL Energy, Inc.	6,204	236,000
Contango Oil & Gas Co. (a)	378	17,864
Continental Resources, Inc. (a)(b)	1,170	131,648
Crosstex Energy, Inc. (b)	1,268	45,851
CVR Energy, Inc. (b)	390	16,938
Delek US Holdings, Inc.	976	33,584
Denbury Resources, Inc. (a)	10,126	166,370
Devon Energy Corp.	11,028	682,302
Diamondback Energy, Inc. (a)	488	25,796
Emerald Oil, Inc. (a)	976	7,476
Energen Corp.	1,952	138,104
Energy XXI Bermuda, Ltd. (b)	2,146	58,071
EOG Resources, Inc.	7,461	1,252,254
EPL Oil & Gas, Inc. (a)	780	22,230
EQT Corp.	4,098	367,918
EXCO Resources, Inc. (b)	3,712	19,711
Exxon Mobil Corp.	121,256	12,271,107
Forest Oil Corp. (a)	3,198	11,545
GasLog, Ltd.	682	11,655
Golar LNG, Ltd. (b)	1,170	42,459
Goodrich Petroleum Corp. (a)(b)	718	12,220

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Green Plains Renewable Energy, Inc. (b)	682	$13,224
Gulfport Energy Corp. (a)	2,146	135,520
Halcon Resources Corp. (a)(b)	5,658	21,840
Hess Corp.	8,382	695,706
HollyFrontier Corp. (b)	5,515	274,040
Kinder Morgan, Inc.	17,988	647,568
KiOR, Inc. (Class A) (a)(b)	1,170	1,966
Kodiak Oil & Gas Corp. (a)	7,220	80,936
Kosmos Energy, Ltd. (a)	2,732	30,544
Laredo Petroleum Holdings, Inc. (a)	1,074	29,739
Magnum Hunter Resources Corp. (a)(b)	4,684	34,240
Marathon Oil Corp.	19,257	679,772
Marathon Petroleum Corp.	8,197	751,911
Matador Resources Co. (a)	1,366	25,462
Murphy Oil Corp. (b)	5,174	335,689
Newfield Exploration Co. (a)	3,710	91,377
Noble Energy, Inc.	9,928	676,196
Nordic American Tanker Shipping, Ltd. (b)	1,756	17,033
Northern Oil and Gas, Inc. (a)(b)	1,756	26,463
Oasis Petroleum, Inc. (a)	2,536	119,116
Occidental Petroleum Corp.	22,111	2,102,756
Panhandle Oil & Gas, Inc. (Class A)	226	7,551
PBF Energy, Inc. (b)	682	21,456
PDC Energy, Inc. (a)	1,180	62,800
Peabody Energy Corp.	7,371	143,956
Penn Virginia Corp. (a)	1,464	13,806
PetroQuest Energy, Inc. (a)	1,562	6,748
Phillips 66	17,114	1,320,003
Pioneer Natural Resources Co.	3,744	689,158
QEP Resources, Inc.	4,882	149,633
Quicksilver Resources, Inc. (a)(b)	1,378	4,230
Range Resources Corp.	4,452	375,348
Renewable Energy Group, Inc. (a)	586	6,716
Rentech, Inc. (a)(b)	6,146	10,756
Resolute Energy Corp. (a)(b)	1,854	16,742
REX American Resources Corp. (a)	196	8,763
Rex Energy Corp. (a)	1,212	23,889
Rosetta Resources, Inc. (a)	1,658	79,650
Sanchez Energy Corp. (a)(b)	1,480	36,275
SandRidge Energy, Inc. (a)(b)	13,468	81,751
Scorpio Tankers, Inc.	6,190	72,980
SemGroup Corp.(Class A)	1,170	76,319
Ship Finance International, Ltd. (b)	1,366	22,375
SM Energy Co.	1,821	151,343
Solazyme, Inc. (a)(b)	1,268	13,809
Southwestern Energy Co. (a)	9,598	377,489
Spectra Energy Corp.	18,205	648,462
Stone Energy Corp. (a)	1,366	47,250
Swift Energy Co. (a)(b)	1,170	15,795
Synergy Resources Corp. (a)	1,074	9,945
Targa Resources Corp.	878	77,413
Teekay Corp. (b)	1,074	51,563
Tesoro Corp.	3,666	214,461
The Williams Cos., Inc.	18,606	717,633
Triangle Petroleum Corp. (a)(b)	3,168	26,358
Ultra Petroleum Corp. (a)(b)	4,192	90,757
VAALCO Energy, Inc. (a)	1,562	10,762
Valero Energy Corp.	14,846	748,238
W&T Offshore, Inc. (b)	976	15,616
Warren Resources, Inc. (a)	1,952	6,129
Western Refining, Inc. (b)	1,464	62,088
Whiting Petroleum Corp. (a)	3,220	199,221
World Fuel Services Corp. (b)	1,952	84,248
WPX Energy, Inc. (a)(b)	5,421	110,480
ZaZa Energy Corp. (a)(b)	1,001	957
Zion Oil & Gas, Inc. (a)(b)	494	697

		42,488,755

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (a)	390	11,497
Clearwater Paper Corp. (a)	586	30,765
Deltic Timber Corp.	292	19,838
Domtar Corp.	891	84,057
International Paper Co.	12,084	592,479
KapStone Paper and Packaging Corp. (a)	1,074	59,994
Louisiana-Pacific Corp. (a)	3,824	70,782
Neenah Paper, Inc.	390	16,680
P.H. Glatfelter Co.	1,170	32,339
Resolute Forest Products, Inc. (a)	1,854	29,701
Schweitzer-Mauduit International, Inc.	878	45,191
Wausau Paper Corp.	1,366	17,321
Weyerhaeuser Co.	16,328	515,475

		1,526,119

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	11,790	203,024
Coty, Inc. (Class A) (b)	2,400	36,600
Elizabeth Arden, Inc. (a)	682	24,177
Herbalife, Ltd. (b)	2,338	184,000
Inter Parfums, Inc.	488	17,475
Lifevantage Corp. (a)	3,122	5,151
Medifast, Inc. (a)(b)	390	10,191
Nu Skin Enterprises, Inc. (Class A)	1,562	215,900
Revlon, Inc. (Class A) (a)(b)	292	7,288
Star Scientific, Inc. (a)(b)	4,488	5,206
The Estee Lauder Cos., Inc. (Class A)	6,347	478,056
The Female Health Co.	586	4,981
USANA Health Sciences, Inc. (a)(b)	196	14,814

		1,206,863

PHARMACEUTICALS — 4.9%
AbbVie, Inc.	43,510	2,297,763
AcelRx Pharmaceuticals, Inc. (a)(b)	586	6,628
Actavis PLC (a)	4,752	798,336
Akorn, Inc. (a)	1,562	38,472
Allergan, Inc.	8,083	897,860
Auxilium Pharmaceuticals, Inc. (a)(b)	1,319	27,356
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,902	13,111
Bristol-Myers Squibb Co.	45,116	2,397,915
Cadence Pharmaceuticals, Inc. (a)(b)	1,658	15,005
DepoMed, Inc. (a)	1,562	16,526
Eli Lilly & Co.	27,252	1,389,852
Endo Health Solutions, Inc. (a)	3,040	205,078
Endocyte, Inc. (a)(b)	780	8,338

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Forest Laboratories, Inc. (a)	7,269	$436,358
Hi-Tech Pharmacal Co., Inc. (a)	292	12,670
Hospira, Inc. (a)	4,459	184,068
Impax Laboratories, Inc. (a)	1,854	46,610
Jazz Pharmaceuticals PLC (a)	1,566	198,193
Johnson & Johnson	76,702	7,025,136
Lannett Co., Inc. (a)	488	16,153
Mallinckrodt PLC (a)(b)	1,644	85,915
Merck & Co., Inc.	82,582	4,133,229
Mylan, Inc. (a)	10,325	448,105
Nektar Therapeutics (a)	3,148	35,730
Pacira Pharmaceuticals, Inc. (a)	780	44,842
Perrigo Co. PLC	3,455	530,204
Pfizer, Inc.	182,789	5,598,827
Prestige Brands Holdings, Inc. (a)	1,366	48,903
Questcor Pharmaceuticals, Inc. (b)	1,403	76,393
Repros Therapeutics, Inc. (a)(b)	488	8,930
Sagent Pharmaceuticals, Inc. (a)(b)	488	12,385
Salix Pharmaceuticals, Ltd. (a)	1,658	149,121
Sciclone Pharmaceuticals, Inc. (a)(b)	1,464	7,379
The Medicines Co. (a)	2,162	83,496
TherapeuticsMD, Inc. (a)	2,146	11,181
ViroPharma, Inc. (a)	1,786	89,032
VIVUS, Inc. (a)(b)	2,746	24,934
XenoPort, Inc. (a)(b)	1,170	6,727
Zoetis, Inc.	13,588	444,192

		27,870,953

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (b)	1,366	19,862
Barrett Business Services, Inc.	196	18,177
CBIZ, Inc. (a)(b)	1,074	9,795
CDI Corp.	390	7,227
CRA International, Inc. (a)	292	5,782
Dun & Bradstreet Corp. (b)	1,122	137,725
Equifax, Inc.	3,301	228,066
Exponent, Inc.	390	30,202
FTI Consulting, Inc. (a)	1,074	44,184
GP Strategies Corp. (a)	390	11,618
Heidrick & Struggles International, Inc.	488	9,828
Huron Consulting Group, Inc. (a)	586	36,754
ICF International, Inc. (a)	488	16,938
IHS, Inc. (Class A) (a)	1,810	216,657
Insperity, Inc.	586	21,172
Kelly Services, Inc. (Class A)	780	19,453
Kforce, Inc.	780	15,959
Korn/Ferry International (a)	1,366	35,680
Manpower, Inc.	2,072	177,902
Mistras Group, Inc. (a)	390	8,143
Navigant Consulting, Inc. (a)	1,366	26,227
Nielsen Holdings NV	5,952	273,137
Odyssey Marine Exploration, Inc. (a)(b)	2,146	4,335
On Assignment, Inc. (a)	1,268	44,279
Pendrell Corp. (a)	4,390	8,824
Resources Connection, Inc.	1,074	15,390
Robert Half International, Inc.	3,826	160,654
RPX Corp. (a)	878	14,838
The Advisory Board Co. (a)(b)	976	62,142
The Corporate Executive Board Co.	878	67,984
Towers Watson & Co. (Class A)	1,756	224,083
TrueBlue, Inc. (a)	1,074	27,688
Verisk Analytics, Inc. (Class A) (a)	4,098	269,321
VSE Corp.	98	4,705
WageWorks, Inc. (a)	682	40,538

		2,315,269

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Acadia Realty Trust	1,464	36,351
AG Mortgage Investment Trust, Inc. (b)	780	12,199
Agree Realty Corp.	402	11,666
Alexander’s, Inc. (b)	98	32,340
Alexandria Real Estate Equities, Inc.	1,952	124,186
American Assets Trust, Inc.	897	28,193
American Campus Communities, Inc.	2,845	91,637
American Capital Agency Corp.	10,830	208,911
American Capital Mortgage Investment Corp. (b)	1,562	27,273
American Homes 4 Rent (Class A)	1,400	22,680
American Realty Capital Properties, Inc.	4,196	53,961
American Residential Properties, Inc. (a)	390	6,692
American Tower Corp.	11,021	879,696
AmREIT, Inc. (b)	488	8,198
Annaly Capital Management, Inc.	25,755	256,777
Anworth Mortgage Asset Corp.	3,902	16,427
Apartment Investment & Management Co. (Class A)	4,004	103,744
Apollo Commercial Real Estate Finance, Inc.	977	15,876
Apollo Residential Mortgage, Inc.	878	12,977
Armada Hoffler Properties, Inc.	488	4,529
ARMOUR Residential REIT, Inc.	10,148	40,693
Ashford Hospitality Prime, Inc.	288	5,242
Ashford Hospitality Trust, Inc.	1,441	11,931
Associated Estates Realty Corp.	1,366	21,924
AvalonBay Communities, Inc.	3,596	425,155
Aviv REIT, Inc.	292	6,920
BioMed Realty Trust, Inc.	5,106	92,521
Boston Properties, Inc.	4,175	419,045
Brandywine Realty Trust	4,292	60,474
BRE Properties, Inc.	2,095	114,617
Camden Property Trust	2,288	130,141
Campus Crest Communities, Inc. (b)	1,756	16,524
Capstead Mortgage Corp.	2,634	31,819
CBL & Associates Properties, Inc.	4,403	79,078
Cedar Realty Trust, Inc.	1,959	12,263
Chambers Street Properties (b)	6,732	51,500
Chatham Lodging Trust	488	9,980
Chesapeake Lodging Trust	1,366	34,546
Chimera Investment Corp.	28,002	86,806
Colony Financial, Inc. (b)	1,756	35,629
CommonWealth REIT	3,220	75,058
Coresite Realty Corp. (b)	601	19,346
Corporate Office Properties Trust	2,294	54,345
Corrections Corp. of America	3,122	100,123
Cousins Properties, Inc.	5,791	59,647

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CubeSmart	3,610	$57,543
CyrusOne, Inc.	488	10,897
CYS Investments, Inc. (b)	4,780	35,420
DCT Industrial Trust, Inc.	7,902	56,341
DDR Corp.	8,849	136,009
DiamondRock Hospitality Co.	5,366	61,977
Digital Realty Trust, Inc. (b)	3,483	171,085
Douglas Emmett, Inc.	3,902	90,878
Duke Realty Corp.	8,726	131,239
DuPont Fabros Technology, Inc.	1,658	40,969
Dynex Capital, Inc. (b)	1,464	11,712
EastGroup Properties, Inc.	780	45,185
Education Realty Trust, Inc.	3,122	27,536
EPR Properties	1,668	81,999
Equity Lifestyle Properties, Inc.	2,342	84,851
Equity One, Inc.	1,658	37,206
Equity Residential	9,839	510,349
Essex Property Trust, Inc.	1,074	154,130
Excel Trust, Inc.	1,268	14,443
Extra Space Storage, Inc.	3,050	128,497
Federal Realty Investment Trust	1,756	178,076
FelCor Lodging Trust, Inc. (a)	3,414	27,858
First Industrial Realty Trust, Inc.	2,928	51,094
First Potomac Realty Trust	1,562	18,166
Franklin Street Properties Corp.	2,440	29,158
Gaming and Leisure Properties, Inc. (a)(b)	1,870	95,015
General Growth Properties, Inc.	16,196	325,054
Getty Realty Corp.	682	12,528
Gladstone Commercial Corp.	292	5,247
Glimcher Realty Trust	3,902	36,523
Government Properties Income Trust (b)	1,464	36,380
Gramercy Property Trust, Inc. (a)(b)	1,658	9,534
Hatteras Financial Corp.	2,732	44,641
HCP, Inc.	12,379	449,605
Health Care REIT, Inc.	7,781	416,828
Healthcare Realty Trust, Inc.	3,140	66,913
Healthcare Trust of America, Inc. (Class A)	3,024	29,756
Hersha Hospitality Trust	5,464	30,434
Highwoods Properties, Inc.	2,844	102,867
Home Properties, Inc.	1,756	94,157
Hospitality Properties Trust	3,783	102,254
Host Hotels & Resorts, Inc.	20,245	393,563
Hudson Pacific Properties, Inc.	1,170	25,588
Inland Real Estate Corp.	2,342	24,638
Invesco Mortgage Capital, Inc.	3,708	54,433
Investors Real Estate Trust	2,785	23,895
iStar Financial, Inc. (a)(b)	2,349	33,520
Kilroy Realty Corp.	2,448	122,841
Kimco Realty Corp.	11,112	219,462
Kite Realty Group Trust	2,536	16,662
LaSalle Hotel Properties	3,226	99,554
Lexington Realty Trust (b)	5,696	58,156
Liberty Property Trust	3,874	131,212
LTC Properties, Inc.	976	34,541
Mack-Cali Realty Corp.	2,440	52,411
Medical Properties Trust, Inc.	4,098	50,078
MFA Financial, Inc.	9,854	69,569
Mid-America Apartment Communities, Inc.	2,049	124,456
Monmouth Real Estate Investment Corp.(Class A)	1,157	10,517
National Health Investors, Inc.	682	38,260
National Retail Properties, Inc. (b)	3,211	97,390
New Residential Investment Corp.	6,928	46,279
New York Mortgage Trust, Inc. (b)	1,756	12,274
NorthStar Realty Finance Corp. (b)	7,966	107,143
OMEGA Healthcare Investors, Inc.	3,722	110,916
One Liberty Properties, Inc.	292	5,878
Parkway Properties, Inc.	1,170	22,569
Pebblebrook Hotel Trust	1,658	51,000
Pennsylvania Real Estate Investment Trust	1,864	35,379
PennyMac Mortgage Investment Trust	2,462	56,528
Piedmont Office Realty Trust, Inc. (Class A)	4,586	75,761
Plum Creek Timber Co., Inc. (b)	4,819	224,132
Post Properties, Inc.	1,450	65,584
Potlatch Corp.	1,074	44,829
ProLogis	13,574	501,559
PS Business Parks, Inc.	488	37,293
Public Storage	3,955	595,307
RAIT Financial Trust (b)	1,952	17,509
Ramco-Gershenson Properties Trust	1,658	26,097
Rayonier, Inc.	3,414	143,729
Realty Income Corp.	5,294	197,625
Redwood Trust, Inc. (b)	2,244	43,466
Regency Centers Corp.	2,450	113,435
Resource Capital Corp. (b)	3,414	20,245
Retail Opportunity Investments Corp. (b)	1,837	27,041
Retail Properties of America, Inc. (Class A)	3,610	45,919
RLJ Lodging Trust	3,321	80,767
Rouse Properties, Inc. (b)	586	13,003
Ryman Hospitality Properties (b)	1,158	48,381
Sabra Healthcare REIT, Inc. (b)	976	25,513
Saul Centers, Inc.	196	9,355
Select Income REIT	488	13,049
Senior Housing Properties Trust	5,090	113,151
Silver Bay Realty Trust Corp. (b)	390	6,236
Simon Property Group, Inc.	8,523	1,296,860
SL Green Realty Corp.	2,530	233,721
Sovran Self Storage, Inc.	878	57,219
Spirit Realty Capital, Inc.	11,973	117,695
STAG Industrial, Inc. (b)	1,170	23,856
Starwood Property Trust, Inc.	5,888	163,098
Strategic Hotels & Resorts, Inc. (a)	4,934	46,626
Summit Hotel Properties, Inc.	1,756	15,804
Sun Communities, Inc.	976	41,617
Sunstone Hotel Investors, Inc.	4,474	59,952
Tanger Factory Outlet Centers, Inc.	2,540	81,331
Taubman Centers, Inc.	1,756	112,244
Terreno Realty Corp.	488	8,638
The Macerich Co.	3,757	221,250
Two Harbors Investment Corp.	9,952	92,355

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

UDR, Inc.	6,825	$159,364
Universal Health Realty Income Trust	292	11,698
Ventas, Inc.	8,019	459,328
Vornado Realty Trust	5,084	451,408
Washington Real Estate Investment Trust (b)	1,854	43,309
Weingarten Realty Investors	3,232	88,621
Western Asset Mortgage Capital Corp. (b)	682	10,148
Whitestone REIT	488	6,525
Winthrop Realty Trust	780	8,619
WP Carey, Inc. (b)	1,562	95,829

		16,524,807

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	1,170	48,824
Altisource Residential Corp. (b)	1,682	50,645
CBRE Group, Inc. (a)	7,588	199,565
Consolidated-Tomoka Land Co.	196	7,113
Forest City Enterprises, Inc. (Class A) (a)	4,292	81,977
Forestar Group, Inc. (a)	946	20,122
Jones Lang LaSalle, Inc.	1,172	120,001
Kennedy-Wilson Holdings, Inc.	1,464	32,574
Realogy Holdings Corp. (a)	3,220	159,293
Tejon Ranch Co. (a)	390	14,336
The Howard Hughes Corp. (a)	1,074	128,987
The St. Joe Co. (a)(b)	1,783	34,216

		897,653

ROAD & RAIL — 1.0%
AMERCO, Inc. (a)	196	46,617
Arkansas Best Corp.	682	22,970
Avis Budget Group, Inc. (a)	2,954	119,401
Celadon Group, Inc. (b)	586	11,415
Con-way, Inc.	1,580	62,742
CSX Corp.	27,813	800,180
Genesee & Wyoming, Inc. (Class A) (a)	1,170	112,378
Heartland Express, Inc. (b)	1,268	24,878
Hertz Global Holdings, Inc. (a)	9,464	270,860
J.B. Hunt Transport Services, Inc. (b)	2,640	204,072
Kansas City Southern	2,994	370,747
Knight Transportation, Inc. (b)	1,562	28,647
Landstar System, Inc.	1,259	72,329
Marten Transport, Ltd.	682	13,770
Norfolk Southern Corp.	8,559	794,532
Old Dominion Freight Line, Inc. (a)	1,952	103,495
Patriot Transportation Holding, Inc. (a)	196	8,136
Quality Distribution, Inc. (a)	586	7,518
Roadrunner Transportation Systems, Inc. (a)	488	13,152
Ryder Systems, Inc.	1,366	100,783
Saia, Inc. (a)	682	21,858
Swift Transportation Co. (a)(b)	2,244	49,839
Union Pacific Corp.	12,744	2,140,992
Werner Enterprises, Inc. (b)	1,268	31,358
YRC Worldwide, Inc. (a)(b)	292	5,072

		5,437,741

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)	1,074	24,552
Advanced Micro Devices, Inc. (a)(b)	15,954	61,742
Altera Corp.	8,694	282,816
Ambarella, Inc. (a)(b)	488	16,558
Amkor Technology, Inc. (a)(b)	1,756	10,764
Anadigics, Inc. (a)(b)	2,261	4,160
Analog Devices, Inc.	8,378	426,692
Applied Materials, Inc.	32,728	578,958
Applied Micro Circuits Corp. (a)(b)	1,854	24,807
Atmel Corp. (a)	11,708	91,674
ATMI, Inc. (a)	878	26,524
Avago Technologies, Ltd.	6,732	356,055
Axcelis Technologies, Inc. (a)	2,928	7,144
Broadcom Corp. (Class A)	15,489	459,249
Brooks Automation, Inc.	1,854	19,448
Cabot Microelectronics Corp. (a)	586	26,780
Cavium, Inc. (a)	1,366	47,141
CEVA, Inc. (a)(b)	586	8,919
Cirrus Logic, Inc. (a)(b)	1,696	34,649
Cohu, Inc.	682	7,161
Cree, Inc. (a)(b)	3,202	200,349
Cypress Semiconductor Corp. (a)(b)	4,009	42,095
Diodes, Inc. (a)	976	22,995
Entegris, Inc. (a)	3,806	44,150
Entropic Communications, Inc. (a)	2,440	11,492
Exar Corp. (a)	1,074	12,662
Fairchild Semiconductor International, Inc. (a)	3,414	45,577
First Solar, Inc. (a)	1,954	106,767
Formfactor, Inc. (a)	1,464	8,813
Freescale Semiconductor, Ltd. (a)	1,562	25,070
GT Advanced Technologies, Inc. (a)(b)	3,220	28,078
Hittite Microwave Corp. (a)	878	54,199
Inphi Corp. (a)	682	8,798
Integrated Device Technology, Inc. (a)	3,610	36,786
Integrated Silicon Solution, Inc. (a)	780	9,430
Intel Corp.	136,143	3,534,272
International Rectifier Corp. (a)	1,850	48,230
Intersil Corp. (Class A)	3,461	39,698
IXYS Corp.	682	8,846
KLA-Tencor Corp.	4,542	292,777
Kopin Corp. (a)(b)	1,756	7,410
Lam Research Corp. (a)	4,416	240,451
Lattice Semiconductor Corp. (a)	3,122	17,202
Linear Technology Corp. (b)	6,368	290,062
LSI Corp.	14,925	164,474
LTX-Credence Corp. (a)	1,268	10,131
Marvell Technology Group, Ltd.	10,779	155,002
Maxim Integrated Products, Inc.	7,885	220,070
Micrel, Inc.	1,268	12,515
Microchip Technology, Inc. (b)	5,323	238,204
Micron Technology, Inc. (a)	28,034	610,020
Microsemi Corp. (a)	2,564	63,972
MKS Instruments, Inc.	1,452	43,473
Monolithic Power Systems, Inc. (a)	976	33,828
MoSys, Inc. (a)(b)	1,268	6,999

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Nanometrics, Inc. (a)(b)	586	$11,163
NVE Corp. (a)	98	5,711
NVIDIA Corp.	15,741	252,171
OmniVision Technologies, Inc. (a)	1,464	25,181
ON Semiconductor Corp. (a)	12,280	101,187
PDF Solutions, Inc. (a)	682	17,473
Peregrine Semiconductor Corp. (a)(b)	682	5,054
Photronics, Inc. (a)(b)	1,658	14,972
PLX Technology, Inc. (a)	1,268	8,343
PMC-Sierra, Inc. (a)	5,562	35,764
Power Integrations, Inc.	780	43,540
Rambus, Inc. (a)	3,047	28,855
RF Micro Devices, Inc. (a)	7,610	39,268
Rudolph Technologies, Inc. (a)(b)	878	10,308
Semtech Corp. (a)	1,854	46,869
Sigma Designs, Inc. (a)	808	3,814
Silicon Image, Inc. (a)	2,146	13,198
Silicon Laboratories, Inc. (a)	1,170	50,673
Skyworks Solutions, Inc. (a)	5,225	149,226
Spansion, Inc. (Class A) (a)	1,268	17,613
SunEdison, Inc. (a)	8,733	113,966
SunPower Corp. (a)(b)	1,137	33,894
Supertex, Inc. (a)	292	7,315
Synaptics, Inc. (a)(b)	878	45,489
Teradyne, Inc. (a)(b)	5,208	91,765
Tessera Technologies, Inc.	1,464	28,855
Texas Instruments, Inc.	30,662	1,346,368
TriQuint Semiconductor, Inc. (a)	4,488	37,430
Ultratech, Inc. (a)	780	22,620
Veeco Instruments, Inc. (a)	1,074	35,345
Xilinx, Inc.	7,161	328,833

		12,182,953

SOFTWARE — 3.7%
Accelrys, Inc. (a)	1,562	14,901
ACI Worldwide, Inc. (a)	1,074	69,810
Activision Blizzard, Inc.	7,283	129,856
Actuate Corp. (a)	1,268	9,776
Adobe Systems, Inc. (a)	13,667	818,380
Advent Software, Inc. (b)	878	30,721
American Software, Inc. (Class A)	682	6,731
Ansys, Inc. (a)	2,536	221,139
Aspen Technology, Inc. (a)	2,536	106,005
Autodesk, Inc. (a)	6,075	305,755
AVG Technologies NV (a)(b)	682	11,737
Blackbaud, Inc.	1,268	47,740
Bottomline Technologies, Inc. (a)(b)	1,074	38,836
BroadSoft, Inc. (a)	780	21,325
CA, Inc.	8,890	299,149
Cadence Design Systems, Inc. (a)	7,706	108,038
Callidus Software, Inc. (a)(b)	976	13,400
Citrix Systems, Inc. (a)	5,080	321,310
CommVault Systems, Inc. (a)	1,268	94,948
Compuware Corp.	5,842	65,489
Comverse, Inc. (a)	596	23,125
Concur Technologies, Inc. (a)(b)	1,264	130,420
Ebix, Inc. (b)	878	12,924
Electronic Arts, Inc. (a)	8,230	188,796
Ellie Mae, Inc. (a)(b)	682	18,325
EPIQ Systems, Inc.	878	14,232
ePlus, Inc. (a)	98	5,570
FactSet Research Systems, Inc. (b)	1,170	127,039
Fair Isaac Corp.	976	61,332
FireEye, Inc. (a)	500	21,805
FleetMatics Group PLC (a)(b)	488	21,106
Fortinet, Inc. (a)	3,708	70,934
Guidewire Software, Inc. (a)	1,570	77,040
Imperva, Inc. (a)	586	28,204
Infoblox, Inc. (a)	1,366	45,105
Informatica Corp. (a)	2,928	121,512
Interactive Intelligence Group (a)	390	26,270
Intuit, Inc.	8,125	620,100
Jive Software, Inc. (a)	1,074	12,083
Manhattan Associates, Inc. (a)	688	80,826
Mentor Graphics Corp.	2,634	63,400
MICROS Systems, Inc. (a)(b)	2,146	123,116
Microsoft Corp.	228,120	8,538,532
MicroStrategy, Inc. (a)	292	36,278
Monotype Imaging Holdings, Inc.	1,074	34,218
Netscout Systems, Inc. (a)	976	28,880
NetSuite, Inc. (a)	976	100,548
Nuance Communications, Inc. (a)(b)	7,128	108,346
Oracle Corp.	97,260	3,721,168
Pegasystems, Inc.	488	24,000
Progress Software Corp. (a)	1,464	37,815
Proofpoint, Inc. (a)	586	19,438
PROS Holdings, Inc. (a)	586	23,381
PTC, Inc. (a)	3,263	115,478
QLIK Technologies, Inc. (a)	2,342	62,367
Quality Systems, Inc.	1,074	22,618
Qualys, Inc. (a)	390	9,013
RealPage, Inc. (a)	1,268	29,646
Red Hat, Inc. (a)	5,199	291,352
Rovi Corp. (a)	2,788	54,896
Salesforce.com, Inc. (a)(b)	16,084	887,676
SeaChange International, Inc. (a)	878	10,676
ServiceNow, Inc. (a)	2,146	120,197
SolarWinds, Inc. (a)	1,756	66,429
Solera Holdings, Inc.	1,902	134,586
Splunk, Inc. (a)	2,830	194,336
SS&C Technologies Holdings, Inc. (a)	1,562	69,134
Symantec Corp.	18,970	447,313
Synchronoss Technologies, Inc. (a)	780	24,235
Synopsys, Inc. (a)	4,177	169,461
Tableau Software, Inc. (Class A) (a)	292	20,128
Take-Two Interactive Software, Inc. (a)	2,244	38,978
Tangoe, Inc. (a)(b)	878	15,813
TIBCO Software, Inc. (a)	4,488	100,890
TiVo, Inc. (a)	3,414	44,792
Tyler Technologies, Inc. (a)	878	89,670
Ultimate Software Group, Inc. (a)	780	119,512
Vasco Data Security International (a)(b)	780	6,029
Verint Systems, Inc. (a)	1,478	63,465
VirnetX Holding Corp. (a)(b)	1,170	22,710
VMware, Inc. (Class A) (a)(b)	2,298	206,154
Vringo, Inc. (a)(b)	1,854	5,488
Workday, Inc. (Class A) (a)	976	81,164

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zynga, Inc. (Class A) (a)	15,904	$60,435

		20,885,555

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc. (b)	2,048	60,211
Abercrombie & Fitch Co. (Class A)	2,126	69,967
Advance Auto Parts, Inc.	1,978	218,925
Aeropostale, Inc. (a)(b)	2,166	19,689
America’s Car-Mart, Inc. (a)(b)	196	8,277
American Eagle Outfitters, Inc.	5,203	74,923
ANN, Inc. (a)	1,268	46,358
Asbury Automotive Group, Inc. (a)	878	47,184
Ascena Retail Group, Inc. (a)	3,512	74,314
AutoNation, Inc. (a)(b)	1,402	69,665
AutoZone, Inc. (a)	987	471,727
Barnes & Noble, Inc. (a)	1,074	16,056
bebe stores, inc. (b)	976	5,192
Bed Bath & Beyond, Inc. (a)	5,993	481,238
Best Buy Co., Inc.	7,440	296,707
Big 5 Sporting Goods Corp.	488	9,672
Body Central Corp. (a)(b)	488	1,923
Brown Shoe Co., Inc.	1,170	32,924
Cabela’s, Inc. (a)(b)	1,268	84,525
CarMax, Inc. (a)	6,146	288,985
Chico’s FAS, Inc.	4,458	83,989
Christopher & Banks Corp. (a)	976	8,335
Citi Trends, Inc. (a)	390	6,630
Conn’s, Inc. (a)(b)	586	46,171
CST Brands, Inc. (b)	1,628	59,780
Destination Maternity Corp.	390	11,653
Destination XL Group, Inc. (a)	1,170	7,687
Dick’s Sporting Goods, Inc.	2,682	155,824
DSW, Inc. (Class A) (b)	1,952	83,409
Express, Inc. (a)	2,342	43,725
Five Below, Inc. (a)(b)	878	37,930
Foot Locker, Inc.	4,127	171,023
Francesca’s Holdings Corp. (a)(b)	1,170	21,540
GameStop Corp. (Class A) (b)	3,209	158,075
Genesco, Inc. (a)	617	45,078
GNC Holdings, Inc. (Class A)	2,634	153,957
Group 1 Automotive, Inc. (b)	586	41,618
Guess?, Inc.	1,658	51,514
Haverty Furniture Cos., Inc.	586	18,342
hhgregg, Inc. (a)(b)	390	5,448
Hibbett Sports, Inc. (a)(b)	682	45,837
Jos. A. Bank Clothiers, Inc. (a)(b)	780	42,689
Kirkland’s, Inc. (a)	390	9,231
L Brands, Inc.	6,549	405,056
Lithia Motors, Inc. (Class A)	586	40,680
Lowe’s Cos., Inc.	30,035	1,488,234
Lumber Liquidators Holdings, Inc. (a)(b)	780	80,254
MarineMax, Inc. (a)(b)	682	10,967
Mattress Firm Holding Corp. (a)(b)	390	16,786
Monro Muffler Brake, Inc.	878	49,484
Murphy USA, Inc. (a)	1,293	53,737
O’Reilly Automotive, Inc. (a)	3,026	389,476
Office Depot, Inc. (a)	16,807	88,909
Outerwall, Inc. (a)(b)	780	52,471
Penske Automotive Group, Inc.	1,170	55,177
Pep Boys-Manny, Moe & Jack (a)	1,464	17,773
PetSmart, Inc. (b)	2,857	207,847
Pier 1 Imports, Inc.	2,560	59,085
RadioShack Corp. (a)(b)	2,701	7,023
Rent-A-Center, Inc. (b)	1,557	51,910
Restoration Hardware Holdings, Inc. (a)	488	32,842
Ross Stores, Inc.	6,233	467,039
Sally Beauty Holdings, Inc. (a)	4,586	138,635
Sears Hometown and Outlet Stores, Inc. (a)	196	4,998
Select Comfort Corp. (a)(b)	1,562	32,943
Shoe Carnival, Inc. (b)	390	11,314
Signet Jewelers, Ltd.	2,244	176,603
Sonic Automotive, Inc. (Class A) (b)	1,074	26,292
Stage Stores, Inc. (b)	878	19,509
Staples, Inc. (b)	18,069	287,116
Stein Mart, Inc.	780	10,491
The Buckle, Inc. (b)	780	40,997
The Cato Corp. (Class A)	780	24,804
The Children’s Place Retail Stores, Inc. (a)	586	33,384
The Container Store Group, Inc. (a)(b)	400	18,644
The Finish Line, Inc. (Class A)	1,366	38,480
The Gap, Inc.	7,580	296,226
The Home Depot, Inc.	40,019	3,295,165
The Men’s Wearhouse, Inc.	1,349	68,907
The Wet Seal, Inc. (Class A) (a)	2,440	6,661
Tiffany & Co.	3,023	280,474
Tile Shop Holdings, Inc. (a)(b)	488	8,818
TJX Cos., Inc.	19,849	1,264,977
Tractor Supply Co.	4,108	318,699
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,756	169,489
Urban Outfitters, Inc. (a)	2,939	109,037
Vitamin Shoppe, Inc. (a)	780	40,568
West Marine, Inc. (a)	488	6,944
Williams-Sonoma, Inc.	2,682	156,307
Zale Corp. (a)	878	13,846
Zumiez, Inc. (a)(b)	586	15,236

		14,178,261

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc. (b)	1,650	118,454
Coach, Inc.	7,613	427,318
Columbia Sportswear Co.	390	30,713
Crocs, Inc. (a)	2,444	38,908
Deckers Outdoor Corp. (a)(b)	976	82,433
Fifth & Pacific Cos., Inc. (a)	3,248	104,163
Fossil Group, Inc. (a)	1,466	175,832
G-III Apparel Group, Ltd. (a)	488	36,010
Hanesbrands, Inc.	2,728	191,697
Iconix Brand Group, Inc. (a)(b)	1,582	62,805
Michael Kors Holdings, Ltd. (a)	5,464	443,622
Movado Group, Inc.	488	21,477
NIKE, Inc. (Class B)	19,522	1,535,210
Oxford Industries, Inc.	390	31,461
Perry Ellis International, Inc. (a)	292	4,611
PVH Corp.	2,244	305,229

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Quiksilver, Inc. (a)	3,588	$31,467
Ralph Lauren Corp.	1,658	292,753
Skechers U.S.A., Inc. (a)	1,074	35,582
Steven Madden, Ltd. (a)	1,611	58,946
The Jones Group, Inc.	2,132	31,895
Tumi Holdings, Inc. (a)	1,268	28,593
Under Armour, Inc. (Class A) (a)(b)	2,278	198,869
Unifi, Inc. (a)	390	10,624
V.F. Corp.	9,672	602,952
Vera Bradley, Inc. (a)	586	14,087
Wolverine World Wide, Inc. (b)	2,646	89,858

		5,005,569

THRIFTS & MORTGAGE FINANCE — 0.3%
Astoria Financial Corp.	2,372	32,805
Bank Mutual Corp.	1,268	8,889
Beneficial Mutual Bancorp, Inc. (a)	878	9,588
Berkshire Hills Bancorp, Inc.	681	18,571
BofI Holding, Inc. (a)(b)	292	22,902
Brookline Bancorp, Inc. (b)	1,952	18,681
Capitol Federal Financial, Inc.	4,098	49,627
Charter Financial Corp.	586	6,311
Dime Community Bancshares	878	14,856
Doral Financial Corp. (a)(b)	212	3,320
EverBank Financial Corp. (b)	2,146	39,358
Federal Agricultural Mortgage Corp. (Class C)	292	10,001
First Defiance Financial Corp.	292	7,583
Flagstar Bancorp, Inc. (a)	586	11,497
Fox Chase Bancorp, Inc.	292	5,075
Franklin Financial Corp. (a)	292	5,776
Home Loan Servicing Solutions, Ltd.	2,562	58,849
HomeStreet, Inc. (b)	390	7,800
Hudson City Bancorp, Inc.	14,350	135,320
MGIC Investment Corp. (a)(b)	8,488	71,639
Nationstar Mortgage Holdings, Inc. (a)	586	21,659
New York Community Bancorp, Inc. (b)	12,028	202,672
Northfield Bancorp, Inc.	1,562	20,618
Northwest Bancshares, Inc.	2,536	37,482
OceanFirst Financial Corp.	333	5,704
Ocwen Financial Corp. (a)	2,830	156,923
Oritani Financial Corp.	1,268	20,351
PennyMac Financial Services, Inc. (Class A) (a)(b)	390	6,844
People’s United Financial, Inc.	9,018	136,352
Provident Financial Services, Inc.	1,658	32,032
Radian Group, Inc. (b)	4,724	66,703
Rockville Financial, Inc.	780	11,084
Territorial Bancorp, Inc.	292	6,774
TFS Financial Corp. (a)	2,146	25,999
TrustCo Bank Corp. NY (b)	2,523	18,115
United Financial Bancorp, Inc.	488	9,218
Walker & Dunlop, Inc. (a)	488	7,891
Washington Federal, Inc.	2,830	65,911
WSFS Financial Corp.	196	15,196

		1,405,976

TOBACCO — 1.3%
Alliance One International, Inc. (a)	2,342	7,143
Altria Group, Inc.	55,282	2,122,276
Lorillard, Inc.	10,312	522,612
Philip Morris International, Inc.	44,715	3,896,018
Reynolds American, Inc.	8,535	426,665
Universal Corp. (b)	682	37,237
Vector Group, Ltd. (b)	1,740	28,484

		7,040,435

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Aceto Corp.	780	19,508
Air Lease Corp.	1,952	60,668
Aircastle, Ltd.	1,854	35,523
Applied Industrial Technologies, Inc.	1,170	57,435
Beacon Roofing Supply, Inc. (a)(b)	1,366	55,023
CAI International, Inc. (a)	488	11,502
DXP Enterprises, Inc. (a)	292	33,638
Fastenal Co. (b)	8,027	381,363
GATX Corp.	1,268	66,152
H&E Equipment Services, Inc. (a)	780	23,111
HD Supply Holdings, Inc. (a)(b)	2,300	55,223
Houston Wire & Cable Co.	488	6,530
Kaman Corp. (b)	691	27,453
MRC Global, Inc. (a)	2,244	72,392
MSC Industrial Direct Co., Inc. (Class A)	1,268	102,543
Rush Enterprises, Inc. (Class A) (a)	976	28,938
TAL International Group, Inc. (a)(b)	878	50,353
Textainer Group Holdings, Ltd. (b)	586	23,569
Titan Machinery, Inc. (a)(b)	488	8,696
United Rentals, Inc. (a)(b)	2,536	197,681
W.W. Grainger, Inc.	1,672	427,062
Watsco, Inc.	682	65,513
WESCO International, Inc. (a)(b)	1,170	106,552

		1,916,428

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)	1,074	23,542

WATER UTILITIES — 0.1%
American States Water Co.	976	28,040
American Water Works Co., Inc.	4,878	206,144
Aqua America, Inc.	4,768	112,477
Artesian Resources Corp. (Class A)	224	5,141
California Water Service Group	1,268	29,253
Connecticut Water Service, Inc.	260	9,233
SJW Corp.	390	11,618

		401,906

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	9,335	685,469
Leap Wireless International, Inc. (a)	1,420	24,708
NII Holdings, Inc. (a)(b)	4,676	12,859
NTELOS Holdings Corp.	390	7,890
SBA Communications Corp. (Class A) (a)	3,464	311,206
Shenandoah Telecommunications Co. (b)	682	17,507
Sprint Corp. (a)(b)	25,780	277,135
T-Mobile US, Inc. (a)	4,733	159,218
Telephone & Data Systems, Inc.	2,589	66,744
US Cellular Corp.	390	16,310

See accompanying notes to financial statements.

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

USA Mobility, Inc.	586	$8,368

		1,587,414

TOTAL COMMON STOCKS —
(Cost $412,542,613)		562,875,656

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)(b)	1,366	1,844

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
EXCO Resources, Inc. (expiring 1/9/14) (a)	3,712	594

TOTAL RIGHTS —
(Cost $3,036)		2,438

WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Magnum Hunter Resources (expiring 4/15/16) (a)(b)(e)	468	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 08/31/16) (a)	57	305

TOTAL WARRANTS —
(Cost $338)		305

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	19,239,199	19,239,199
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)	777,694	777,694

TOTAL SHORT TERM INVESTMENTS —
(Cost $20,016,893)		20,016,893

TOTAL INVESTMENTS — 103.3% (i)
(Cost $432,562,880)		582,895,292
OTHER ASSETS & LIABILITIES — (3.3)%		(18,486,679)

NET ASSETS — 100.0%		$564,408,613

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Alliant Techsystems, Inc.	70	$8,518
BE Aerospace, Inc. (a)	225	19,582
Exelis, Inc.	430	8,196
General Dynamics Corp.	686	65,547
Hexcel Corp. (a)	230	10,279
Honeywell International, Inc.	1,800	164,466
Huntington Ingalls Industries, Inc.	110	9,901
L-3 Communications Holdings, Inc.	215	22,975
Lockheed Martin Corp. (b)	591	87,858
Northrop Grumman Corp.	496	56,847
Precision Castparts Corp.	336	90,485
Raytheon Co. (b)	755	68,478
Rockwell Collins, Inc. (b)	306	22,619
Spirit Aerosystems Holdings, Inc. (Class A) (a)	270	9,202
Textron, Inc.	658	24,188
The Boeing Co.	1,731	236,264
TransDigm Group, Inc.	116	18,678
Triumph Group, Inc. (b)	120	9,128
United Technologies Corp.	2,101	239,094

		1,172,305

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	365	21,294
Expeditors International of Washington, Inc. (b)	470	20,798
FedEx Corp.	738	106,102
United Parcel Service, Inc. (Class B)	1,653	173,697

		321,891

AIRLINES — 0.4%
Alaska Air Group, Inc.	160	11,739
American Airlines Group, Inc. (a)(b)	500	12,625
Copa Holdings SA (Class A)	80	12,809
Delta Air Lines, Inc.	1,953	53,649
Southwest Airlines Co.	1,645	30,992
United Continental Holdings, Inc. (a)	842	31,853

		153,667

AUTO COMPONENTS — 0.5%
Allison Transmission Holdings, Inc. (b)	79	2,181
BorgWarner, Inc. (b)	550	30,750
Delphi Automotive PLC	730	43,895
Gentex Corp. (b)	330	10,887
Johnson Controls, Inc.	1,591	81,618
Lear Corp. (b)	174	14,089
The Goodyear Tire & Rubber Co.	560	13,356
TRW Automotive Holdings Corp. (a)	249	18,523
Visteon Corp. (a)	110	9,008

		224,307

AUTOMOBILES — 0.7%
Ford Motor Co.	8,815	136,015
General Motors Co. (a)	1,875	76,631
Harley-Davidson, Inc.	532	36,836
Tesla Motors, Inc. (a)(b)	189	28,422
Thor Industries, Inc. (b)	100	5,523

		283,427

BEVERAGES — 1.9%
Beam, Inc.	371	25,250
Brown-Forman Corp. (Class B) (b)	344	25,996
Coca-Cola Enterprises, Inc.	607	26,787
Constellation Brands, Inc. (Class A) (a)	356	25,055
Dr. Pepper Snapple Group, Inc. (b)	462	22,509
Molson Coors Brewing Co. (Class B) (b)	314	17,631
Monster Beverage Corp. (a)	310	21,009
PepsiCo, Inc.	3,534	293,110
The Coca-Cola Co.	8,697	359,273

		816,620

BIOTECHNOLOGY — 2.4%
Alexion Pharmaceuticals, Inc. (a)	443	58,946
Alkermes PLC (a)	290	11,791
Amgen, Inc.	1,713	195,556
ARIAD Pharmaceuticals, Inc. (a)(b)	420	2,864
Biogen Idec, Inc. (a)	545	152,464
BioMarin Pharmaceutical, Inc. (a)	310	21,784
Celgene Corp. (a)	956	161,526
Cubist Pharmaceuticals, Inc. (a)(b)	150	10,330
Gilead Sciences, Inc. (a)(b)	3,484	261,823
Incyte Corp. (a)(b)	230	11,645
Medivation, Inc. (a)(b)	186	11,871
Myriad Genetics, Inc. (a)(b)	180	3,776
Pharmacyclics, Inc. (a)	140	14,809
Regeneron Pharmaceuticals, Inc. (a)(b)	186	51,195
Seattle Genetics, Inc. (a)(b)	225	8,975
Theravance, Inc. (a)(b)	170	6,060
United Therapeutics Corp. (a)(b)	110	12,439
Vertex Pharmaceuticals, Inc. (a)	542	40,271

		1,038,125

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	180	9,709
Allegion PLC (a)	226	9,987
Armstrong World Industries, Inc. (a)	60	3,457
Fortune Brands Home & Security, Inc.	368	16,817
Lennox International, Inc. (b)	120	10,207
Masco Corp.	819	18,649
Owens Corning (a)	287	11,687

		80,513

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)(b)	118	25,592
Ameriprise Financial, Inc.	456	52,463
Artisan Partners Asset Management, Inc.	30	1,956
BlackRock, Inc.	301	95,258
E*TRADE Financial Corp. (a)	650	12,766
Eaton Vance Corp. (b)	279	11,938
Federated Investors, Inc. (Class B) (b)	210	6,048
Franklin Resources, Inc. (b)	930	53,689
Invesco, Ltd.	1,015	36,946
Lazard, Ltd. (Class A)	290	13,143
Legg Mason, Inc. (b)	261	11,348
LPL Investment Holdings, Inc.	118	5,550
Morgan Stanley	3,475	108,976
Northern Trust Corp.	543	33,606
Raymond James Financial, Inc. (b)	276	14,404
SEI Investments Co.	326	11,322

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Corp. (c)	1,044	$76,619
T. Rowe Price Group, Inc.	596	49,927
TD Ameritrade Holding Corp. (b)	533	16,331
The Bank of New York Mellon Corp.	2,650	92,591
The Charles Schwab Corp.	2,510	65,260
The Goldman Sachs Group, Inc.	1,042	184,705
Waddell & Reed Financial, Inc. (Class A)	200	13,024

		993,462

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	480	53,655
Airgas, Inc.	150	16,778
Albemarle Corp.	203	12,868
Ashland, Inc.	195	18,923
Cabot Corp.	150	7,710
Celanese Corp. (Series A)	356	19,690
CF Industries Holdings, Inc.	137	31,927
Cytec Industries, Inc.	100	9,316
E. I. du Pont de Nemours & Co. (b)	2,097	136,242
Eastman Chemical Co.	356	28,729
Ecolab, Inc.	594	61,936
FMC Corp. (b)	313	23,619
Huntsman Corp.	405	9,963
International Flavors & Fragrances, Inc.	189	16,250
Kronos Worldwide, Inc.	50	953
LyondellBasell Industries NV	929	74,580
Monsanto Co.	1,214	141,492
NewMarket Corp. (b)	20	6,683
Praxair, Inc.	672	87,380
Rockwood Holdings, Inc.	196	14,096
RPM International, Inc.	304	12,619
Sigma-Aldrich Corp. (b)	284	26,699
The Dow Chemical Co. (b)	2,758	122,455
The Mosaic Co. (b)	653	30,867
The Scotts Miracle-Gro Co. (Class A) (b)	100	6,222
The Sherwin-Williams Co. (b)	198	36,333
Valspar Corp. (b)	201	14,329
W.R. Grace & Co. (a)	169	16,709
Westlake Chemical Corp.	45	5,493

		1,044,516

COMMERCIAL BANKS — 2.8%
Associated Banc-Corp. (b)	380	6,612
Bank of Hawaii Corp. (b)	100	5,914
BankUnited, Inc.	150	4,938
BB&T Corp. (b)	1,599	59,675
BOK Financial Corp. (b)	51	3,382
CapitalSource, Inc.	450	6,466
CIT Group, Inc.	427	22,260
City National Corp.	110	8,714
Comerica, Inc. (b)	432	20,537
Commerce Bancshares, Inc.	188	8,443
Cullen/Frost Bankers, Inc. (b)	131	9,750
East West Bancorp, Inc.	310	10,841
Fifth Third Bancorp (b)	2,000	42,060
First Citizens BancShares, Inc. (Class A)	20	4,453
First Horizon National Corp. (b)	550	6,408
First Niagara Financial Group, Inc.	810	8,602
First Republic Bank	261	13,663
Fulton Financial Corp. (b)	450	5,886
Huntington Bancshares, Inc. (b)	1,916	18,489
KeyCorp	2,099	28,169
M&T Bank Corp. (b)	293	34,111
PNC Financial Services Group, Inc.	1,209	93,794
Popular, Inc. (a)	240	6,895
Regions Financial Corp.	3,230	31,945
Signature Bank (a)	110	11,816
SunTrust Banks, Inc.	1,249	45,976
SVB Financial Group (a)	100	10,486
Synovus Financial Corp.	2,550	9,180
TCF Financial Corp. (b)	370	6,013
U.S. Bancorp	4,225	170,690
Valley National Bancorp (b)	450	4,554
Wells Fargo & Co.	10,995	499,173
Zions Bancorporation (b)	424	12,703

		1,232,598

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	205	10,289
Cintas Corp. (b)	235	14,004
Clean Harbors, Inc. (a)(b)	140	8,394
Copart, Inc. (a)	257	9,419
Covanta Holding Corp.	240	4,260
Iron Mountain, Inc.	399	12,110
KAR Auction Services, Inc.	170	5,023
Pitney Bowes, Inc. (b)	460	10,718
R.R. Donnelley & Sons Co.	410	8,315
Republic Services, Inc.	614	20,385
Rollins, Inc.	152	4,604
Stericycle, Inc. (a)	193	22,421
The ADT Corp. (b)	496	20,073
Waste Connections, Inc. (b)	284	12,391
Waste Management, Inc. (b)	1,061	47,607

		210,013

COMMUNICATIONS EQUIPMENT — 1.6%
Brocade Communications Systems, Inc. (a)	1,010	8,959
Cisco Systems, Inc.	12,202	273,935
EchoStar Corp. (Class A) (a)	90	4,475
F5 Networks, Inc. (a)(b)	188	17,081
Harris Corp.	249	17,383
JDS Uniphase Corp. (a)	531	6,892
Juniper Networks, Inc. (a)	1,153	26,023
Motorola Solutions, Inc.	548	36,990
Palo Alto Networks, Inc. (a)(b)	76	4,368
Polycom, Inc. (a)	390	4,380
QUALCOMM, Inc.	3,947	293,065
Riverbed Technology, Inc. (a)(b)	370	6,689

		700,240

COMPUTERS & PERIPHERALS — 3.7%
3D Systems Corp. (a)(b)	243	22,582
Apple, Inc.	2,142	1,201,898
Diebold, Inc. (b)	150	4,951
EMC Corp. (b)	4,795	120,594
Hewlett-Packard Co.	4,435	124,091

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Lexmark International, Inc. (Class A) (b)	140	$4,973
NCR Corp. (a)	371	12,636
NetApp, Inc.	826	33,982
SanDisk Corp.	542	38,233
Stratasys, Ltd. (a)	70	9,429
Western Digital Corp.	483	40,524

		1,613,893

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	240	7,063
Chicago Bridge & Iron Co. NV	250	20,785
Fluor Corp. (b)	370	29,707
Jacobs Engineering Group, Inc. (a)(b)	295	18,582
KBR, Inc.	358	11,417
Quanta Services, Inc. (a)(b)	456	14,392
URS Corp.	170	9,008

		110,954

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	110	8,517
Martin Marietta Materials, Inc. (b)	93	9,295
Vulcan Materials Co. (b)	322	19,133

		36,945

CONSUMER FINANCE — 0.9%
American Express Co.	2,160	195,977
Capital One Financial Corp.	1,334	102,198
Discover Financial Services	1,121	62,720
SLM Corp.	1,015	26,674

		387,569

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc. (b)	150	10,171
Ball Corp.	336	17,358
Bemis Co., Inc. (b)	243	9,953
Crown Holdings, Inc. (a)	333	14,842
Greif, Inc. (Class A)	70	3,668
MeadWestvaco Corp. (b)	403	14,883
Owens-Illinois, Inc. (a)	377	13,489
Packaging Corp. of America	231	14,618
Rock-Tenn Co. (Class A)	169	17,747
Sealed Air Corp.	485	16,514
Silgan Holdings, Inc. (b)	100	4,802
Sonoco Products Co. (b)	230	9,595

		147,640

DISTRIBUTORS — 0.1%
Genuine Parts Co.	352	29,283
LKQ Corp. (a)	687	22,602

		51,885

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (a)	220	6,010
DeVry Education Group, Inc.	140	4,970
Graham Holdings Co. (Class B)	10	6,633
H&R Block, Inc.	617	17,918
Service Corp. International	480	8,703
Weight Watchers International, Inc.	60	1,976

		46,210

DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp.	24,589	382,851
Berkshire Hathaway, Inc. (Class B) (a)	4,101	486,215
CBOE Holdings, Inc. (b)	200	10,392
Citigroup, Inc.	6,895	359,298
CME Group, Inc.	726	56,962
ING US, Inc. (b)	200	7,030
Interactive Brokers Group, Inc. (Class A)	110	2,677
IntercontinentalExchange Group, Inc.	263	59,154
JPMorgan Chase & Co.	8,592	502,460
Leucadia National Corp.	719	20,376
Moody’s Corp. (b)	448	35,155
MSCI, Inc. (Class A) (a)	283	12,373
The NASDAQ OMX Group, Inc. (b)	277	11,025

		1,945,968

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	12,268	431,343
CenturyLink, Inc. (b)	1,391	44,303
Frontier Communications Corp. (b)	2,431	11,304
Intelsat SA (a)	50	1,127
Level 3 Communications, Inc. (a)(b)	383	12,704
tw telecom, Inc. (a)(b)	392	11,944
Verizon Communications, Inc.	6,482	318,526
Windstream Holdings, Inc. (b)	1,346	10,741

		841,992

ELECTRIC UTILITIES — 1.5%
American Electric Power Co., Inc. (b)	1,111	51,928
Duke Energy Corp.	1,609	111,037
Edison International (b)	748	34,632
Entergy Corp. (b)	421	26,637
Exelon Corp. (b)	1,956	53,575
FirstEnergy Corp.	957	31,562
Great Plains Energy, Inc.	350	8,484
Hawaiian Electric Industries, Inc. (b)	220	5,733
ITC Holdings Corp. (b)	119	11,402
NextEra Energy, Inc.	973	83,308
Northeast Utilities	715	30,309
OGE Energy Corp.	452	15,323
Pepco Holdings, Inc. (b)	515	9,852
Pinnacle West Capital Corp.	241	12,754
PPL Corp.	1,486	44,714
Southern Co.	1,991	81,850
Westar Energy, Inc. (b)	352	11,324
Xcel Energy, Inc.	1,169	32,662

		657,086

ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc. (b)	571	30,075
Eaton Corp. PLC	1,079	82,133
Emerson Electric Co.	1,636	114,814
Hubbell, Inc. (Class B)	130	14,157
Regal-Beloit Corp.	100	7,372
Rockwell Automation, Inc. (b)	316	37,339
Roper Industries, Inc. (b)	229	31,758
SolarCity Corp. (a)	50	2,841
The Babcock & Wilcox Co. (b)	260	8,889

		329,378

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	361	$32,194
Arrow Electronics, Inc. (a)(b)	239	12,966
Avnet, Inc.	315	13,895
AVX Corp. (b)	110	1,532
CDW Corp. (b)	100	2,336
Corning, Inc.	3,366	59,982
Dolby Laboratories, Inc. (Class A) (a)(b)	100	3,856
FLIR Systems, Inc.	330	9,933
Ingram Micro, Inc. (Class A) (a)	350	8,211
IPG Photonics Corp. (a)(b)	70	5,433
Jabil Circuit, Inc.	458	7,987
Mettler-Toledo International, Inc. (a)	73	17,709
National Instruments Corp. (b)	231	7,396
Tech Data Corp. (a)	90	4,644
Trimble Navigation, Ltd. (a)(b)	581	20,161
Vishay Intertechnology, Inc. (a)(b)	300	3,978

		212,213

ENERGY EQUIPMENT & SERVICES — 1.7%
Atwood Oceanics, Inc. (a)(b)	130	6,941
Baker Hughes, Inc.	1,020	56,365
Cameron International Corp. (a)(b)	581	34,587
Diamond Offshore Drilling, Inc. (b)	160	9,107
Dresser-Rand Group, Inc. (a)(b)	186	11,091
Dril-Quip, Inc. (a)	90	9,894
FMC Technologies, Inc. (a)(b)	537	28,037
Frank’s International NV (b)	100	2,700
Halliburton Co.	1,927	97,795
Helmerich & Payne, Inc. (b)	220	18,498
McDermott International, Inc. (a)(b)	540	4,946
Nabors Industries, Ltd. (b)	696	11,825
National Oilwell Varco, Inc.	987	78,496
Oceaneering International, Inc.	246	19,404
Oil States International, Inc. (a)	121	12,308
Patterson-UTI Energy, Inc. (b)	340	8,609
Rowan Cos. PLC (a)(b)	252	8,911
RPC, Inc. (b)	140	2,499
Schlumberger, Ltd.	3,036	273,574
Seadrill, Ltd. (b)	810	33,275
Superior Energy Services, Inc. (a)	386	10,271
Tidewater, Inc. (b)	110	6,520
Unit Corp. (a)(b)	110	5,678

		751,331

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	997	118,653
CVS Caremark Corp.	2,792	199,823
Safeway, Inc. (b)	547	17,816
Sprouts Farmers Market, Inc. (a)	100	3,843
Sysco Corp. (b)	1,357	48,988
The Fresh Market, Inc. (a)(b)	90	3,645
The Kroger Co.	1,166	46,092
Wal-Mart Stores, Inc.	3,705	291,546
Walgreen Co.	2,162	124,185
Whole Foods Market, Inc. (b)	848	49,040

		903,631

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,508	65,447
Bunge, Ltd.	336	27,589
Campbell Soup Co. (b)	410	17,745
ConAgra Foods, Inc.	964	32,487
Dean Foods Co. (a)(b)	215	3,696
Flowers Foods, Inc. (b)	428	9,189
General Mills, Inc. (b)	1,473	73,517
Green Mountain Coffee Roasters, Inc. (a)(b)	345	26,075
Hillshire Brands Co. (b)	298	9,965
Hormel Foods Corp.	305	13,777
Ingredion, Inc. (b)	182	12,460
Kellogg Co. (b)	574	35,054
Kraft Foods Group, Inc. (b)	1,352	72,900
McCormick & Co., Inc. (b)	301	20,745
Mead Johnson Nutrition Co.	467	39,116
Mondelez International, Inc. (Class A) (b)	4,071	143,706
Pinnacle Foods, Inc. (b)	80	2,197
The Hershey Co.	347	33,739
The J.M. Smucker Co.	247	25,594
Tyson Foods, Inc. (Class A) (b)	639	21,381
WhiteWave Foods Co. (Class A) (a)	320	7,341

		693,720

GAS UTILITIES — 0.2%
AGL Resources, Inc.	272	12,846
Atmos Energy Corp.	210	9,538
National Fuel Gas Co. (b)	154	10,996
ONEOK, Inc.	479	29,784
Questar Corp.	424	9,748
UGI Corp.	258	10,697

		83,609

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	3,560	136,455
Alere, Inc. (a)(b)	190	6,878
Baxter International, Inc.	1,240	86,242
Becton, Dickinson and Co.	446	49,279
Boston Scientific Corp. (a)	3,079	37,010
C.R. Bard, Inc. (b)	193	25,850
CareFusion Corp. (a)	496	19,751
Covidien PLC	1,078	73,412
DENTSPLY International, Inc.	327	15,853
Edwards Lifesciences Corp. (a)(b)	255	16,769
Hill-Rom Holdings, Inc. (b)	140	5,788
Hologic, Inc. (a)(b)	608	13,589
IDEXX Laboratories, Inc. (a)(b)	124	13,190
Intuitive Surgical, Inc. (a)(b)	92	35,335
Medtronic, Inc.	2,320	133,145
ResMed, Inc. (b)	323	15,207
Sirona Dental Systems, Inc. (a)	128	8,986
St. Jude Medical, Inc.	650	40,267
Stryker Corp. (b)	753	56,580
Teleflex, Inc. (b)	90	8,447
The Cooper Cos., Inc. (b)	104	12,879
Varian Medical Systems, Inc. (a)(b)	244	18,956

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zimmer Holdings, Inc.	384	$35,785

		865,653

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	861	59,056
AmerisourceBergen Corp.	526	36,983
Brookdale Senior Living, Inc. (a)	230	6,251
Cardinal Health, Inc.	780	52,112
Catamaran Corp. (a)	470	22,316
CIGNA Corp.	651	56,949
Community Health Systems, Inc. (a)	234	9,189
DaVita HealthCare Partners, Inc. (a)	418	26,489
Envision Healthcare Holdings, Inc. (a)	100	3,552
Express Scripts Holding Co. (a)	1,869	131,279
HCA Holdings, Inc. (a)	639	30,487
Health Management Associates, Inc. (Class A) (a)(b)	590	7,729
Health Net, Inc. (a)	180	5,341
Henry Schein, Inc. (a)(b)	201	22,966
Humana, Inc. (b)	356	36,746
Laboratory Corp. of America Holdings (a)(b)	217	19,827
LifePoint Hospitals, Inc. (a)	110	5,812
McKesson Corp.	515	83,121
MEDNAX, Inc. (a)(b)	238	12,704
Omnicare, Inc. (b)	256	15,452
Patterson Cos., Inc. (b)	203	8,364
Quest Diagnostics, Inc. (b)	280	14,991
Tenet Healthcare Corp. (a)	225	9,477
UnitedHealth Group, Inc.	2,325	175,073
Universal Health Services, Inc. (Class B)	209	16,983
VCA Antech, Inc. (a)	200	6,272
WellPoint, Inc.	687	63,472

		938,993

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	410	6,339
Cerner Corp. (a)(b)	672	37,457

		43,796

HOTELS, RESTAURANTS & LEISURE — 1.9%
Bally Technologies, Inc. (a)(b)	90	7,061
Brinker International, Inc. (b)	160	7,414
Burger King Worldwide, Inc.	255	5,829
Carnival Corp. (b)	956	38,403
Chipotle Mexican Grill, Inc. (a)(b)	71	37,827
Choice Hotels International, Inc. (b)	60	2,947
Darden Restaurants, Inc. (b)	293	15,930
Domino’s Pizza, Inc. (b)	130	9,055
Dunkin’ Brands Group, Inc. (b)	202	9,736
Hyatt Hotels Corp. (Class A) (a)(b)	83	4,105
International Game Technology (b)	592	10,751
Las Vegas Sands Corp.	859	67,749
Marriott International, Inc. (Class A) (b)	536	26,457
McDonald’s Corp.	2,305	223,654
MGM Resorts International (a)(b)	849	19,969
Norwegian Cruise Line Holdings, Ltd. (a)	60	2,128
Panera Bread Co. (Class A) (a)(b)	69	12,192
Penn National Gaming, Inc. (a)(b)	161	2,307
Royal Caribbean Cruises, Ltd.	332	15,743
SeaWorld Entertainment, Inc.	70	2,014
Six Flags Entertainment Corp. (b)	150	5,523
Starbucks Corp.	1,707	133,812
Starwood Hotels & Resorts Worldwide, Inc.	443	35,196
The Wendy’s Co. (b)	650	5,668
Wyndham Worldwide Corp.	324	23,876
Wynn Resorts, Ltd. (b)	183	35,540
Yum! Brands, Inc.	1,039	78,559

		839,445

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	663	14,798
Garmin, Ltd. (b)	284	13,127
Harman International Industries, Inc.	160	13,096
Jarden Corp. (a)(b)	319	19,571
Leggett & Platt, Inc. (b)	328	10,148
Lennar Corp. (Class A) (b)	377	14,914
Mohawk Industries, Inc. (a)	148	22,037
Newell Rubbermaid, Inc.	664	21,520
NVR, Inc. (a)	11	11,286
Pulte Group, Inc. (b)	887	18,068
Taylor Morrison Home Corp. (Class A) (a)	70	1,572
Tempur Sealy International, Inc. (a)	140	7,554
Toll Brothers, Inc. (a)(b)	391	14,467
Tupperware Brands Corp. (b)	118	11,155
Whirlpool Corp.	177	27,764

		221,077

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	319	21,143
Colgate-Palmolive Co.	2,132	139,028
Energizer Holdings, Inc. (b)	139	15,045
Kimberly-Clark Corp.	880	91,925
The Clorox Co. (b)	293	27,179
The Procter & Gamble Co.	6,252	508,975

		803,295

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)	866	16,896
NRG Energy, Inc.	734	21,080
The AES Corp.	1,415	20,532

		58,508

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	1,575	220,894
Carlisle Cos., Inc.	155	12,307
Danaher Corp.	1,360	104,992
General Electric Co.	23,557	660,302

		998,495

INSURANCE — 3.3%
ACE, Ltd.	773	80,029
Aflac, Inc.	1,060	70,808
Alleghany Corp. (a)	38	15,198
Allied World Assurance Company Holdings, Ltd.	80	9,025
American Financial Group, Inc.	191	11,024

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

American International Group, Inc.	3,365	$171,783
American National Insurance Co.	20	2,291
Aon PLC	702	58,891
Arch Capital Group, Ltd. (a)	308	18,384
Arthur J. Gallagher & Co.	310	14,548
Aspen Insurance Holdings, Ltd. (b)	150	6,196
Assurant, Inc.	180	11,947
Assured Guaranty, Ltd. (b)	380	8,964
Axis Capital Holdings, Ltd.	272	12,939
Brown & Brown, Inc.	274	8,601
Cincinnati Financial Corp. (b)	372	19,482
CNA Financial Corp. (b)	67	2,874
Endurance Specialty Holdings, Ltd. (b)	100	5,867
Erie Indemnity Co. (Class A)	67	4,899
Everest Re Group, Ltd.	123	19,172
Fidelity National Financial, Inc. (Class A) (b)	484	15,706
Genworth Financial, Inc. (Class A) (a)	1,130	17,549
Hartford Financial Services Group, Inc.	1,051	38,078
HCC Insurance Holdings, Inc.	233	10,751
Kemper Corp.	110	4,497
Lincoln National Corp.	565	29,165
Loews Corp.	713	34,395
Markel Corp. (a)	31	17,991
Marsh & McLennan Cos., Inc.	1,258	60,837
MBIA, Inc. (a)	320	3,821
Mercury General Corp. (b)	60	2,983
MetLife, Inc.	2,043	110,158
Old Republic International Corp.	590	10,189
PartnerRe, Ltd.	139	14,655
Principal Financial Group, Inc.	644	31,756
ProAssurance Corp.	140	6,787
Protective Life Corp.	180	9,119
Prudential Financial, Inc.	1,067	98,399
Reinsurance Group of America, Inc.	176	13,624
RenaissanceRe Holdings, Ltd. (b)	106	10,318
StanCorp Financial Group, Inc. (b)	100	6,625
The Allstate Corp.	1,080	58,903
The Chubb Corp.	594	57,398
The Hanover Insurance Group, Inc.	100	5,971
The Progressive Corp.	1,357	37,005
The Travelers Cos., Inc.	862	78,045
Torchmark Corp.	208	16,255
Unum Group	640	22,451
Validus Holdings, Ltd.	247	9,952
W.R. Berkley Corp. (b)	248	10,761
White Mountains Insurance Group, Ltd. (b)	14	8,443
XL Group PLC	663	21,110

		1,426,619

INTERNET & CATALOG RETAIL — 1.4%
Amazon.com, Inc. (a)	836	333,389
Expedia, Inc. (b)	243	16,927
Groupon, Inc. (a)(b)	960	11,299
HomeAway, Inc. (a)(b)	130	5,315
Liberty Interactive Corp. (Class A) (a)	1,207	35,426
Liberty Ventures, (Series A) (a)	80	9,807
Netflix, Inc. (a)	117	43,076
Priceline.com, Inc. (a)	118	137,163
TripAdvisor, Inc. (a)(b)	251	20,790

		613,192

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	395	18,636
AOL, Inc. (a)	180	8,392
eBay, Inc. (a)	2,958	162,365
Equinix, Inc. (a)(b)	109	19,342
Facebook, Inc. (Class A) (a)	3,887	212,463
Google, Inc. (Class A) (a)	616	690,357
IAC/InterActiveCorp.	175	12,021
LinkedIn Corp. (Class A) (a)	227	49,220
Pandora Media, Inc. (a)	290	7,714
Rackspace Hosting, Inc. (a)(b)	273	10,682
Twitter, Inc. (a)(b)	200	12,730
VeriSign, Inc. (a)(b)	324	19,369
Yahoo!, Inc. (a)	2,065	83,509

		1,306,800

IT SERVICES — 3.6%
Accenture PLC (Class A)	1,467	120,617
Alliance Data Systems Corp. (a)(b)	108	28,396
Amdocs, Ltd.	370	15,259
Automatic Data Processing, Inc.	1,112	89,861
Booz Allen Hamilton Holding Corp. (b)	70	1,340
Broadridge Financial Solutions, Inc.	280	11,066
Cognizant Technology Solutions Corp. (Class A) (a)	685	69,171
Computer Sciences Corp.	339	18,943
CoreLogic, Inc. (a)	220	7,817
DST Systems, Inc.	80	7,259
Fidelity National Information Services, Inc.	665	35,697
Fiserv, Inc. (a)	616	36,375
FleetCor Technologies, Inc. (a)	152	17,810
Gartner, Inc. (a)(b)	214	15,205
Genpact, Ltd. (a)	380	6,981
Global Payments, Inc. (b)	194	12,608
International Business Machines Corp.	2,370	444,541
Jack Henry & Associates, Inc. (b)	207	12,256
Leidos Holdings, Inc. (b)	177	8,229
Lender Processing Services, Inc.	200	7,476
Mastercard, Inc. (Class A)	267	223,068
NeuStar, Inc. (Class A) (a)(b)	150	7,479
Paychex, Inc. (b)	738	33,601
Science Applications International Corp.	100	3,307
Teradata Corp. (a)(b)	376	17,104
The Western Union Co. (b)	1,273	21,959
Total System Services, Inc. (b)	374	12,447
Vantiv, Inc. (a)(b)	200	6,522
VeriFone Systems, Inc. (a)	222	5,954
Visa, Inc. (Class A) (b)	1,196	266,325

		1,564,673

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	266	14,633
Mattel, Inc. (b)	792	37,683
Polaris Industries, Inc.	155	22,574

		74,890

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	814	$46,553
Bio-Rad Laboratories, Inc. (Class A) (a)	50	6,180
Bruker Corp. (a)	250	4,943
Charles River Laboratories International, Inc. (a)	110	5,834
Covance, Inc. (a)(b)	127	11,184
Illumina, Inc. (a)(b)	281	31,084
Life Technologies Corp. (a)(b)	391	29,638
PerkinElmer, Inc.	258	10,637
Qiagen NV (a)	530	12,619
Quintiles Transnational Holdings, Inc. (a)(b)	60	2,780
Techne Corp. (b)	80	7,574
Thermo Fisher Scientific, Inc.	826	91,975
Waters Corp. (a)	191	19,100

		280,101

MACHINERY — 2.1%
AGCO Corp. (b)	215	12,726
Caterpillar, Inc. (b)	1,498	136,033
Colfax Corp. (a)(b)	192	12,228
Crane Co.	110	7,397
Cummins, Inc.	442	62,309
Deere & Co. (b)	890	81,284
Donaldson Co., Inc. (b)	332	14,429
Dover Corp.	394	38,037
Flowserve Corp.	331	26,093
Graco, Inc.	140	10,937
Harsco Corp.	180	5,045
IDEX Corp. (b)	190	14,031
Illinois Tool Works, Inc.	862	72,477
Ingersoll-Rand PLC	678	41,765
ITT Corp.	210	9,118
Joy Global, Inc. (b)	246	14,389
Kennametal, Inc. (b)	180	9,373
Lincoln Electric Holdings, Inc.	198	14,125
Navistar International Corp. (a)(b)	130	4,965
Nordson Corp.	158	11,739
Oshkosh Corp.	197	9,925
PACCAR, Inc.	809	47,868
Pall Corp.	252	21,508
Parker Hannifin Corp.	342	43,995
Pentair, Ltd.	469	36,427
Snap-On, Inc.	138	15,114
SPX Corp.	111	11,057
Stanley Black & Decker, Inc.	366	29,533
Terex Corp.	222	9,322
The Manitowoc Co., Inc. (b)	300	6,996
The Toro Co.	130	8,268
Timken Co.	207	11,399
Trinity Industries, Inc.	180	9,814
Valmont Industries, Inc. (b)	52	7,754
WABCO Holdings, Inc. (a)	135	12,610
Wabtec Corp. (b)	214	15,894
Xylem, Inc.	440	15,224

		911,208

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	128	12,704

MATERIALS — 0.1%
PPG Industries, Inc.	326	61,829

MEDIA — 4.1%
AMC Networks, Inc. (Class A) (a)	138	9,399
Cablevision Systems Corp. (Class A) (b)	448	8,033
CBS Corp.	1,406	89,618
Charter Communications, Inc. (Class A) (a)	150	20,514
Cinemark Holdings, Inc. (b)	260	8,666
Clear Channel Outdoor Holdings, Inc. (Class A)	100	1,014
Comcast Corp. (Class A)	5,946	308,984
DIRECTV (Class A) (a)	1,096	75,723
Discovery Communications, Inc. (Series A) (a)(b)	555	50,183
DISH Network Corp. (Class A) (a)	476	27,570
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	170	6,035
Gannett Co., Inc.	523	15,470
John Wiley & Sons, Inc. (Class A) (b)	100	5,520
Lamar Advertising Co. (Class A) (a)(b)	161	8,412
Liberty Global PLC (Class A) (a)	911	81,070
Liberty Media Corp. (Class A) (a)	231	33,830
Lions Gate Entertainment Corp. (b)	180	5,699
McGraw Hill Financial, Inc.	634	49,579
Morningstar, Inc. (b)	50	3,904
News Corp. (Class A) (a)	1,176	21,192
Omnicom Group, Inc.	592	44,027
Regal Entertainment Group (Class A) (b)	190	3,695
Scripps Networks Interactive, Inc. (Class A)	246	21,257
Sirius XM Holdings, Inc. (a)(b)	7,038	24,563
Starz (Class A) (a)	270	7,895
The Interpublic Group of Cos., Inc.	1,037	18,355
The Madison Square Garden Co. (Class A) (a)	155	8,925
The Walt Disney Co.	4,110	314,004
Thomson Reuters Corp. (b)	850	32,147
Time Warner Cable, Inc.	664	89,972
Time Warner, Inc. (b)	2,130	148,504
Twenty-First Century Fox, Inc.	4,535	159,541
Viacom, Inc. (Class B)	1,004	87,689

		1,790,989

METALS & MINING — 0.6%
Alcoa, Inc. (b)	2,445	25,990
Allegheny Technologies, Inc. (b)	250	8,908
Carpenter Technology Corp.	110	6,842
Cliffs Natural Resources, Inc. (b)	314	8,230
Compass Minerals International, Inc. (b)	80	6,404
Freeport-McMoRan Copper & Gold, Inc.	2,356	88,915
Newmont Mining Corp. (b)	1,147	26,415
Nucor Corp. (b)	724	38,647
Reliance Steel & Aluminum Co.	189	14,334
Royal Gold, Inc. (b)	170	7,832
Southern Copper Corp.	360	10,336
Steel Dynamics, Inc. (b)	500	9,770
Tahoe Resources, Inc. (a)(b)	190	3,162

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

United States Steel Corp. (b)	330	$9,735

		265,520

MULTI-UTILITIES — 1.0%
Alliant Energy Corp. (b)	271	13,984
Ameren Corp.	565	20,430
CenterPoint Energy, Inc.	1,013	23,481
CMS Energy Corp.	610	16,330
Consolidated Edison, Inc. (b)	673	37,203
Dominion Resources, Inc.	1,321	85,456
DTE Energy Co.	396	26,290
Integrys Energy Group, Inc. (b)	189	10,283
MDU Resources Group, Inc.	395	12,067
NiSource, Inc.	737	24,233
PG&E Corp. (b)	1,031	41,529
Public Service Enterprise Group, Inc.	1,158	37,102
SCANA Corp. (b)	314	14,736
Sempra Energy	552	49,548
TECO Energy, Inc. (b)	484	8,344
Vectren Corp.	190	6,745
Wisconsin Energy Corp. (b)	523	21,621

		449,382

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)(b)	130	4,198
Dillard’s, Inc. (Class A) (b)	59	5,735
Dollar General Corp. (a)(b)	771	46,507
Dollar Tree, Inc. (a)(b)	510	28,774
Family Dollar Stores, Inc.	222	14,423
J.C. Penney Co., Inc. (a)(b)	691	6,323
Kohl’s Corp. (b)	507	28,772
Macy’s, Inc.	872	46,565
Nordstrom, Inc. (b)	332	20,518
Sears Holdings Corp. (a)(b)	106	5,198
Target Corp.	1,468	92,880

		299,893

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (b)	2,809	34,185
Zebra Technologies Corp. (Class A) (a)	120	6,490

		40,675

OIL, GAS & CONSUMABLE FUELS — 7.9%
Anadarko Petroleum Corp.	1,142	90,583
Antero Resources Corp. (a)	100	6,344
Apache Corp.	890	76,487
Cabot Oil & Gas Corp.	956	37,055
Cheniere Energy, Inc. (a)	551	23,759
Chesapeake Energy Corp. (b)	1,321	35,852
Chevron Corp.	4,413	551,228
Cimarex Energy Co.	192	20,143
Cobalt International Energy, Inc. (a)	629	10,347
Concho Resources, Inc. (a)(b)	240	25,920
ConocoPhillips	2,794	197,396
CONSOL Energy, Inc. (b)	488	18,564
Continental Resources, Inc. (a)(b)	96	10,802
CVR Energy, Inc. (b)	40	1,737
Denbury Resources, Inc. (a)	853	14,015
Devon Energy Corp.	915	56,611
Energen Corp.	160	11,320
EOG Resources, Inc.	622	104,396
EQT Corp.	353	31,692
Exxon Mobil Corp.	10,140	1,026,168
Golar LNG, Ltd. (b)	100	3,629
Gulfport Energy Corp. (a)	180	11,367
Hess Corp.	700	58,100
HollyFrontier Corp. (b)	450	22,361
Kinder Morgan, Inc.	1,529	55,044
Kosmos Energy, Ltd. (a)	230	2,571
Laredo Petroleum Holdings, Inc. (a)(b)	90	2,492
Marathon Oil Corp.	1,640	57,892
Marathon Petroleum Corp.	641	58,799
Murphy Oil Corp. (b)	439	28,482
Newfield Exploration Co. (a)	313	7,709
Noble Energy, Inc.	820	55,850
Oasis Petroleum, Inc. (a)(b)	209	9,817
Occidental Petroleum Corp.	1,838	174,794
PBF Energy, Inc. (b)	50	1,573
Peabody Energy Corp.	665	12,987
Phillips 66	1,417	109,293
Pioneer Natural Resources Co.	315	57,982
QEP Resources, Inc.	421	12,904
Range Resources Corp.	372	31,363
SandRidge Energy, Inc. (a)(b)	1,130	6,859
SM Energy Co.	162	13,464
Southwestern Energy Co. (a)	803	31,582
Spectra Energy Corp.	1,520	54,142
Teekay Corp.	90	4,321
Tesoro Corp. (b)	301	17,609
The Williams Cos., Inc.	1,556	60,015
Ultra Petroleum Corp. (a)(b)	350	7,578
Valero Energy Corp.	1,244	62,698
Whiting Petroleum Corp. (a)	266	16,457
World Fuel Services Corp. (b)	170	7,337
WPX Energy, Inc. (a)	460	9,375

		3,416,865

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	80	7,547
International Paper Co.	995	48,785
Weyerhaeuser Co.	1,366	43,125

		99,457

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	992	17,082
Coty, Inc. (Class A) (b)	200	3,050
Herbalife, Ltd. (b)	197	15,504
Nu Skin Enterprises, Inc. (Class A)	130	17,968
The Estee Lauder Cos., Inc. (Class A)	527	39,694

		93,298

PHARMACEUTICALS — 5.2%
AbbVie, Inc.	3,614	190,855
Actavis PLC (a)	393	66,024
Allergan, Inc.	678	75,312
Bristol-Myers Squibb Co.	3,745	199,047
Eli Lilly & Co.	2,260	115,260
Endo Health Solutions, Inc. (a)	248	16,730
Forest Laboratories, Inc. (a)	619	37,159
Hospira, Inc. (a)	381	15,728
Jazz Pharmaceuticals PLC (a)	120	15,187

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Johnson & Johnson	6,445	$590,297
Mallinckrodt PLC (a)(b)	143	7,473
Merck & Co., Inc.	6,851	342,892
Mylan, Inc. (a)	869	37,715
Perrigo Co. PLC	308	47,266
Pfizer, Inc.	15,270	467,720
Salix Pharmaceuticals, Ltd. (a)(b)	140	12,592
Zoetis, Inc.	1,146	37,463

		2,274,720

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	100	12,275
Equifax, Inc.	272	18,793
IHS, Inc. (Class A) (a)	152	18,194
Manpower, Inc.	190	16,313
Nielsen Holdings NV	505	23,175
Robert Half International, Inc.	349	14,655
Towers Watson & Co. (Class A)	140	17,865
Verisk Analytics, Inc. (Class A) (a)	347	22,805

		144,075

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Alexandria Real Estate Equities, Inc.	161	10,243
American Campus Communities, Inc. (b)	225	7,247
American Capital Agency Corp. (b)	916	17,670
American Homes 4 Rent (Class A) (b)	200	3,240
American Tower Corp.	900	71,838
Annaly Capital Management, Inc. (b)	2,165	21,585
Apartment Investment & Management Co. (Class A)	295	7,643
AvalonBay Communities, Inc. (b)	300	35,469
BioMed Realty Trust, Inc. (b)	430	7,792
Boston Properties, Inc.	350	35,129
Brandywine Realty Trust (b)	360	5,072
BRE Properties, Inc.	177	9,684
Camden Property Trust	189	10,750
CBL & Associates Properties, Inc.	373	6,699
Chimera Investment Corp. (b)	2,350	7,285
CommonWealth REIT	270	6,294
Corporate Office Properties Trust (b)	200	4,738
Corrections Corp. of America	266	8,531
DDR Corp. (b)	722	11,097
Digital Realty Trust, Inc. (b)	295	14,490
Douglas Emmett, Inc. (b)	330	7,686
Duke Realty Corp.	669	10,062
Equity Lifestyle Properties, Inc.	200	7,246
Equity Residential (b)	818	42,430
Essex Property Trust, Inc.	97	13,920
Extra Space Storage, Inc.	225	9,479
Federal Realty Investment Trust (b)	162	16,428
Gaming and Leisure Properties, Inc. (a)(b)	161	8,180
General Growth Properties, Inc.	1,356	27,215
Hatteras Financial Corp.	230	3,758
HCP, Inc.	1,026	37,264
Health Care REIT, Inc.	633	33,910
Healthcare Trust of America, Inc. (Class A)	250	2,460
Home Properties, Inc.	120	6,434
Hospitality Properties Trust	320	8,650
Host Hotels & Resorts, Inc. (b)	1,724	33,515
Kilroy Realty Corp.	196	9,835
Kimco Realty Corp. (b)	928	18,328
Liberty Property Trust	326	11,042
Mack-Cali Realty Corp. (b)	200	4,296
MFA Financial, Inc.	820	5,789
Mid-America Apartment Communities, Inc. (b)	200	12,148
National Retail Properties, Inc. (b)	266	8,068
OMEGA Healthcare Investors, Inc.	270	8,046
Piedmont Office Realty Trust, Inc. (Class A) (b)	380	6,278
Plum Creek Timber Co., Inc. (b)	371	17,255
Post Properties, Inc.	120	5,428
ProLogis	1,117	41,273
Public Storage	330	49,672
Rayonier, Inc.	279	11,746
Realty Income Corp. (b)	436	16,276
Regency Centers Corp. (b)	205	9,491
Retail Properties of America, Inc. (Class A) (b)	310	3,943
Senior Housing Properties Trust (b)	465	10,337
Simon Property Group, Inc.	711	108,186
SL Green Realty Corp. (b)	214	19,769
Spirit Realty Capital, Inc. (b)	800	7,864
Starwood Property Trust, Inc. (b)	480	13,296
Tanger Factory Outlet Centers, Inc. (b)	220	7,044
Taubman Centers, Inc.	155	9,908
The Macerich Co. (b)	322	18,963
Two Harbors Investment Corp.	851	7,897
UDR, Inc. (b)	533	12,445
Ventas, Inc.	667	38,206
Vornado Realty Trust	430	38,180
Weingarten Realty Investors (b)	319	8,747
WP Carey, Inc. (b)	128	7,853

		1,118,742

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	640	16,832
Forest City Enterprises, Inc. (Class A) (a)(b)	360	6,876
Jones Lang LaSalle, Inc.	97	9,932
Realogy Holdings Corp. (a)	281	13,901
The Howard Hughes Corp. (a)	90	10,809
The St. Joe Co. (a)(b)	150	2,878

		61,228

ROAD & RAIL — 1.0%
AMERCO, Inc. (a)	20	4,757
Avis Budget Group, Inc. (a)	250	10,105
Con-way, Inc. (b)	130	5,162
CSX Corp.	2,333	67,120
Genesee & Wyoming, Inc. (Class A) (a)(b)	94	9,029
Hertz Global Holdings, Inc. (a)	795	22,753
J.B. Hunt Transport Services, Inc. (b)	205	15,847
Kansas City Southern (b)	251	31,081
Landstar System, Inc. (b)	110	6,320
Norfolk Southern Corp.	722	67,023
Old Dominion Freight Line, Inc. (a)	160	8,483

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Ryder Systems, Inc.	120	$8,854
Union Pacific Corp.	1,066	179,088

		435,622

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc. (a)(b)	1,380	5,341
Altera Corp.	733	23,844
Analog Devices, Inc.	707	36,008
Applied Materials, Inc. (b)	2,693	47,639
Atmel Corp. (a)(b)	980	7,673
Avago Technologies, Ltd.	560	29,618
Broadcom Corp. (Class A)	1,306	38,723
Cree, Inc. (a)(b)	253	15,830
Fairchild Semiconductor International, Inc. (a)(b)	290	3,872
First Solar, Inc. (a)(b)	140	7,650
Freescale Semiconductor, Ltd. (a)	130	2,087
Intel Corp.	11,346	294,542
KLA-Tencor Corp. (b)	380	24,495
Lam Research Corp. (a)(b)	375	20,419
Linear Technology Corp. (b)	484	22,046
LSI Corp.	1,356	14,943
Marvell Technology Group, Ltd. (b)	901	12,956
Maxim Integrated Products, Inc. (b)	661	18,449
Microchip Technology, Inc. (b)	439	19,645
Micron Technology, Inc. (a)(b)	2,399	52,202
NVIDIA Corp. (b)	1,320	21,146
ON Semiconductor Corp. (a)	945	7,787
Silicon Laboratories, Inc. (a)(b)	100	4,331
Skyworks Solutions, Inc. (a)(b)	474	13,537
Teradyne, Inc. (a)(b)	440	7,753
Texas Instruments, Inc.	2,535	111,312
Xilinx, Inc.	593	27,231

		891,079

SOFTWARE — 3.6%
Activision Blizzard, Inc.	601	10,716
Adobe Systems, Inc. (a)	1,143	68,443
Ansys, Inc. (a)(b)	223	19,446
Autodesk, Inc. (a)	508	25,568
CA, Inc.	749	25,204
Cadence Design Systems, Inc. (a)(b)	599	8,398
Citrix Systems, Inc. (a)	437	27,640
Compuware Corp.	490	5,493
Concur Technologies, Inc. (a)(b)	107	11,040
Electronic Arts, Inc. (a)(b)	690	15,829
FactSet Research Systems, Inc. (b)	101	10,966
Fortinet, Inc. (a)	304	5,815
Informatica Corp. (a)(b)	251	10,416
Intuit, Inc. (b)	675	51,516
MICROS Systems, Inc. (a)	143	8,204
Microsoft Corp.	19,088	714,464
NetSuite, Inc. (a)(b)	79	8,139
Nuance Communications, Inc. (a)(b)	593	9,014
Oracle Corp.	8,072	308,835
Red Hat, Inc. (a)	433	24,265
Rovi Corp. (a)	240	4,726
Salesforce.com, Inc. (a)(b)	1,308	72,188
ServiceNow, Inc. (a)(b)	180	10,082
SolarWinds, Inc. (a)(b)	155	5,864
Solera Holdings, Inc. (b)	169	11,958
Splunk, Inc. (a)(b)	230	15,794
Symantec Corp.	1,587	37,421
Synopsys, Inc. (a)	332	13,469
Tableau Software, Inc. (Class A) (a)	20	1,379
TIBCO Software, Inc. (a)	412	9,262
VMware, Inc. (Class A) (a)(b)	192	17,224
Workday, Inc. (Class A) (a)(b)	82	6,819
Zynga, Inc. (Class A) (a)(b)	1,330	5,054

		1,580,651

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc. (b)	170	4,998
Abercrombie & Fitch Co. (Class A) (b)	174	5,726
Advance Auto Parts, Inc.	174	19,258
American Eagle Outfitters, Inc.	437	6,293
Ascena Retail Group, Inc. (a)	290	6,136
AutoNation, Inc. (a)(b)	110	5,466
AutoZone, Inc. (a)(b)	81	38,713
Bed Bath & Beyond, Inc. (a)	508	40,792
Best Buy Co., Inc.	646	25,763
Cabela’s, Inc. (a)(b)	110	7,333
CarMax, Inc. (a)	533	25,062
Chico’s FAS, Inc.	370	6,971
CST Brands, Inc. (b)	142	5,214
Dick’s Sporting Goods, Inc.	190	11,039
DSW, Inc. (Class A) (b)	160	6,837
Foot Locker, Inc.	342	14,173
GameStop Corp. (Class A) (b)	270	13,300
GNC Holdings, Inc. (Class A)	220	12,859
Guess?, Inc. (b)	140	4,350
L Brands, Inc.	538	33,275
Lowe’s Cos., Inc.	2,481	122,934
Murphy USA, Inc. (a)(b)	109	4,530
O’Reilly Automotive, Inc. (a)	252	32,435
PetSmart, Inc. (b)	232	16,878
Ross Stores, Inc.	487	36,491
Sally Beauty Holdings, Inc. (a)	389	11,760
Signet Jewelers, Ltd.	183	14,402
Staples, Inc. (b)	1,518	24,121
The Gap, Inc.	641	25,050
The Home Depot, Inc. (b)	3,335	274,604
Tiffany & Co.	257	23,844
TJX Cos., Inc.	1,638	104,390
Tractor Supply Co.	318	24,670
Ulta Salon Cosmetics & Fragrance, Inc. (a)	151	14,575
Urban Outfitters, Inc. (a)(b)	244	9,052
Williams-Sonoma, Inc. (b)	237	13,812

		1,047,106

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc. (b)	134	9,620
Coach, Inc.	646	36,260
Deckers Outdoor Corp. (a)(b)	80	6,757
Fossil Group, Inc. (a)(b)	126	15,112
Hanesbrands, Inc.	228	16,022
Michael Kors Holdings, Ltd. (a)	480	38,971
NIKE, Inc. (Class B)	1,612	126,768

See accompanying notes to financial statements.

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

PVH Corp.	187	$25,436
Ralph Lauren Corp.	136	24,013
Under Armour, Inc. (Class A) (a)(b)	193	16,849
V.F. Corp. (b)	804	50,121

		365,929

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (b)	1,210	11,410
Nationstar Mortgage Holdings, Inc. (a)(b)	50	1,848
New York Community Bancorp, Inc. (b)	976	16,445
Ocwen Financial Corp. (a)	216	11,977
People’s United Financial, Inc.	750	11,340
TFS Financial Corp. (a)	180	2,181
Washington Federal, Inc.	240	5,590

		60,791

TOBACCO — 1.3%
Altria Group, Inc.	4,589	176,172
Lorillard, Inc.	867	43,939
Philip Morris International, Inc.	3,724	324,472
Reynolds American, Inc.	734	36,693

		581,276

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	160	4,973
Fastenal Co. (b)	676	32,117
GATX Corp.	110	5,739
HD Supply Holdings, Inc. (a)(b)	200	4,802
MRC Global, Inc. (a)	190	6,129
MSC Industrial Direct Co., Inc. (Class A) (b)	104	8,410
United Rentals, Inc. (a)(b)	234	18,240
W.W. Grainger, Inc.	137	34,993
WESCO International, Inc. (a)(b)	100	9,107

		124,510

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	398	16,819
Aqua America, Inc. (b)	401	9,460

		26,279

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	771	56,614
SBA Communications Corp. (Class A) (a)	277	24,886
Sprint Corp. (a)(b)	2,148	23,091
T-Mobile US, Inc. (a)	389	13,086
Telephone & Data Systems, Inc.	220	5,671
US Cellular Corp. (b)	30	1,255

		124,603

TOTAL COMMON STOCKS —
(Cost $31,010,797)		43,399,676

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,053,335	4,053,335
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	54,445	54,445

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,107,780)		4,107,780

TOTAL INVESTMENTS — 109.2% (h)
(Cost $35,118,577)		47,507,456
OTHER ASSETS & LIABILITIES — (9.2)%		(3,997,320)

NET ASSETS — 100.0%		$43,510,136

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	1,494	$41,847
Aerovironment, Inc. (a)(b)	700	20,391
American Science & Engineering, Inc.	306	22,004
API Technologies Corp. (a)(b)	1,222	4,167
Astronics Corp. (a)(b)	591	30,141
Cubic Corp. (a)	754	39,706
Curtiss-Wright Corp. (a)	1,711	106,475
DigitalGlobe, Inc. (a)(b)	2,817	115,920
Ducommun, Inc. (a)(b)	396	11,805
Engility Holdings, Inc. (a)(b)	648	21,643
Erickson Air-Crane, Inc. (b)	144	2,994
Esterline Technologies Corp. (a)(b)	1,189	121,230
GenCorp, Inc. (a)(b)	2,282	41,122
HEICO Corp. (a)	2,449	141,919
Innovative Solutions & Support, Inc. (a)(b)	468	3,412
Kratos Defense & Security Solutions, Inc. (b)	1,654	12,703
LMI Aerospace, Inc. (a)(b)	394	5,808
Moog, Inc. (Class A) (b)	1,646	111,829
National Presto Industries, Inc.	180	14,490
Orbital Sciences Corp. (b)	2,264	52,751
Sparton Corp. (a)(b)	378	10,565
Taser International, Inc. (a)(b)	1,937	30,760
Teledyne Technologies, Inc. (b)	1,419	130,349
The Keyw Holding Corp. (a)(b)	1,204	16,182

		1,110,213

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (b)	1,958	15,840
Atlas Air Worldwide Holdings, Inc. (b)	970	39,916
Echo Global Logistics, Inc. (a)(b)	666	14,306
Forward Air Corp. (a)	1,186	52,077
HUB Group, Inc. (Class A) (a)(b)	1,406	56,071
Pacer International, Inc. (b)	1,330	10,986
Park-Ohio Holdings Corp. (a)(b)	324	16,978
UTI Worldwide, Inc. (a)	3,429	60,213
XPO Logistics, Inc. (a)(b)	1,114	29,287

		295,674

AIRLINES — 0.5%
Allegiant Travel Co. (a)	585	61,682
Hawaiian Holdings, Inc. (a)(b)	1,958	18,856
JetBlue Airways Corp. (a)(b)	8,782	75,086
Republic Airways Holdings, Inc. (b)	1,852	19,798
SkyWest, Inc.	1,958	29,037
Spirit Airlines, Inc. (b)	2,279	103,489

		307,948

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)(b)	2,534	51,820
Cooper Tire & Rubber Co.	2,390	57,456
Dana Holding Corp.	5,568	109,244
Dorman Products, Inc. (a)(b)	952	53,379
Drew Industries, Inc.	862	44,134
Federal-Mogul Corp. (a)(b)	750	14,760
Fox Factory Holding Corp. (a)(b)	370	6,519
Fuel Systems Solutions, Inc. (b)	535	7,420
Gentherm, Inc. (a)(b)	1,258	33,727
Modine Manufacturing Co. (b)	1,780	22,820
Remy International, Inc. (a)	522	12,173
Shiloh Industries, Inc. (b)	234	4,563
Spartan Motors, Inc. (a)	1,293	8,663
Standard Motor Products, Inc. (a)	754	27,747
Stoneridge, Inc. (b)	1,078	13,745
Superior Industries International, Inc. (a)	880	18,154
Tenneco, Inc. (b)	2,307	130,507
Tower International, Inc. (b)	234	5,008

		621,839

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (b)	1,060	29,097

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	320	77,373
Coca-Cola Hellenic Bottling Co. (a)	182	13,320
Craft Brew Alliance, Inc. (a)(b)	396	6,502
National Beverage Corp. (a)(b)	430	8,669

		105,864

BIOTECHNOLOGY — 4.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,642	66,024
Acceleron Pharma, Inc. (a)(b)	213	8,435
Achillion Pharmaceuticals, Inc. (a)(b)	3,645	12,101
Acorda Therapeutics, Inc. (a)(b)	1,528	44,618
Aegerion Pharmaceuticals, Inc. (b)	1,095	77,701
Agios Pharmaceuticals, Inc. (a)(b)	248	5,940
Alnylam Pharmaceuticals, Inc. (a)(b)	2,200	141,526
AMAG Pharmaceuticals, Inc. (a)(b)	810	19,659
Amicus Therapeutics, Inc. (b)	1,150	2,702
Anacor Pharmaceuticals, Inc. (a)(b)	952	15,975
Arena Pharmaceuticals, Inc. (a)(b)	8,226	48,122
ArQule, Inc. (b)	2,243	4,822
Array BioPharma, Inc. (a)(b)	4,418	22,134
Aveo Pharmaceuticals, Inc. (b)	1,958	3,603
BIND Therapeutics, Inc. (b)	111	1,675
Biotime, Inc. (a)(b)	1,397	5,029
Bluebird Bio, Inc. (a)(b)	247	5,182
Cell Therapeutics, Inc. (a)(b)	4,291	8,239
Celldex Therapeutics, Inc. (a)(b)	3,271	79,191
Cellular Dynamics International, Inc. (a)(b)	159	2,625
Cepheid, Inc. (a)(b)	2,486	116,146
Chelsea Therapeutics International, Ltd. (a)(b)	2,557	11,327
ChemoCentryx, Inc. (a)(b)	933	5,402
Chimerix, Inc. (b)	324	4,896
Clovis Oncology, Inc. (a)(b)	613	36,945
Conatus Pharmaceuticals, Inc. (a)(b)	259	1,671
Coronado Biosciences, Inc. (a)(b)	988	2,598
Curis, Inc. (a)(b)	3,049	8,598
Cytokinetics, Inc. (a)(b)	998	6,487
Cytori Therapeutics, Inc. (a)(b)	2,387	6,135
Dendreon Corp. (a)(b)	5,945	17,776
Durata Therapeutics, Inc. (a)(b)	486	6,216
Dyax Corp. (a)(b)	4,567	34,389
Dynavax Technologies Corp. (a)(b)	7,068	13,853

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Emergent Biosolutions, Inc. (b)	1,041	$23,933
Enanta Pharmaceuticals, Inc. (b)	144	3,928
Enzon Pharmaceuticals, Inc. (a)	1,420	1,647
Epizyme, Inc. (b)	216	4,493
Esperion Therapeutics, Inc. (a)(b)	194	2,666
Exact Sciences Corp. (a)(b)	2,675	31,271
Exelixis, Inc. (a)(b)	6,933	42,499
Fibrocell Science, Inc. (a)(b)	798	3,240
Five Prime Therapeutics, Inc. (a)(b)	112	1,880
Foundation Medicine, Inc. (a)(b)	214	5,097
Galena Biopharma, Inc. (a)(b)	3,984	19,761
Genomic Health, Inc. (a)(b)	630	18,440
Geron Corp. (b)	4,923	23,335
GTx, Inc. (a)(b)	988	1,630
Halozyme Therapeutics, Inc. (a)(b)	3,357	50,321
Harvard Apparatus Regenerative Technology, Inc. (a)(b)	234	1,111
Hyperion Therapeutics, Inc. (a)(b)	322	6,511
Idenix Pharmaceuticals, Inc. (a)(b)	3,771	22,551
ImmunoGen, Inc. (a)(b)	3,195	46,871
Immunomedics, Inc. (a)(b)	2,768	12,733
Infinity Pharmaceuticals, Inc. (a)(b)	1,811	25,010
Insmed, Inc. (a)(b)	1,329	22,606
Insys Therapeutics, Inc. (a)(b)	196	7,587
Intercept Pharmaceuticals, Inc. (a)(b)	274	18,709
InterMune, Inc. (a)(b)	3,103	45,707
Intrexon Corp. (a)(b)	426	10,139
Ironwood Pharmaceuticals, Inc. (a)(b)	3,519	40,856
Isis Pharmaceuticals, Inc. (a)(b)	4,253	169,439
KaloBios Pharmaceuticals, Inc. (a)(b)	422	1,865
Karyopharm Therapeutics, Inc. (a)(b)	216	4,951
Keryx Biopharmaceuticals, Inc. (a)(b)	3,087	39,977
KYTHERA Biopharmaceuticals, Inc. (a)(b)	449	16,725
Lexicon Pharmaceuticals, Inc. (a)(b)	8,586	15,455
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	708	37,241
MacroGenics, Inc. (a)(b)	212	5,815
MannKind Corp. (a)(b)	5,620	29,280
MEI Pharma, Inc. (b)	365	2,924
Merrimack Pharmaceuticals, Inc. (a)(b)	3,690	19,705
MiMedx Group, Inc. (b)	3,193	27,907
Momenta Pharmaceuticals, Inc. (a)(b)	1,780	31,470
Nanosphere, Inc. (b)	2,011	4,605
Navidea Biopharmaceuticals, Inc. (a)(b)	4,511	9,338
Neurocrine Biosciences, Inc. (b)	2,516	23,499
NewLink Genetics Corp. (a)(b)	630	13,866
Novavax, Inc. (b)	7,029	35,988
NPS Pharmaceuticals, Inc. (a)(b)	3,789	115,034
OncoGenex Pharmaceutical, Inc. (a)(b)	556	4,637
OncoMed Pharmaceuticals, Inc. (a)(b)	198	5,845
Onconova Therapeutics, Inc. (a)(b)	212	2,434
Ophthotech Corp. (a)(b)	319	10,320
Opko Health, Inc. (a)(b)	7,137	60,236
Orexigen Therapeutics, Inc. (b)	3,587	20,195
Osiris Therapeutics, Inc. (b)	628	10,098
OvaScience, Inc. (a)(b)	342	3,126
PDL BioPharma, Inc.	5,283	44,588
Peregrine Pharmaceuticals, Inc. (a)(b)	5,687	7,905
Portola Pharmaceuticals, Inc. (a)(b)	402	10,351
Progenics Pharmaceuticals, Inc. (a)(b)	2,281	12,158
Prothena Corp. PLC (a)(b)	602	15,965
PTC Therapeutics, Inc. (b)	354	6,007
Puma Biotechnology, Inc. (a)(b)	841	87,069
Raptor Pharmaceutical Corp. (a)(b)	2,249	29,282
Receptos, Inc. (a)(b)	216	6,262
Regulus Therapeutics, Inc. (b)	374	2,764
Repligen Corp. (b)	1,186	16,177
Rigel Pharmaceuticals, Inc. (a)(b)	3,287	9,368
Sangamo Biosciences, Inc. (a)(b)	2,326	32,308
Sarepta Therapeutics, Inc. (a)(b)	1,269	25,850
SIGA Technologies, Inc. (a)(b)	1,384	4,526
Spectrum Pharmaceuticals, Inc. (a)(b)	2,376	21,028
Stemline Therapeutics, Inc. (a)(b)	343	6,723
Sunesis Pharmaceuticals, Inc. (a)(b)	1,222	5,792
Synageva BioPharma Corp. (a)(b)	757	48,993
Synergy Pharmaceuticals, Inc. (a)(b)	3,038	17,104
Synta Pharmaceuticals Corp. (a)(b)	1,548	8,112
Targacept, Inc. (a)(b)	1,059	4,395
TESARO, Inc. (a)(b)	504	14,233
Tetraphase Pharmaceuticals, Inc. (b)	437	5,908
TG Therapeutics, Inc. (a)(b)	580	2,262
Threshold Pharmaceuticals, Inc. (a)(b)	1,778	8,303
Vanda Pharmaceuticals, Inc. (a)(b)	1,258	15,612
Verastem, Inc. (a)(b)	661	7,535
Vical, Inc. (b)	2,871	3,388
XOMA Corp. (b)	2,610	17,565
ZIOPHARM Oncology, Inc. (a)(b)	2,561	11,115

		2,572,897

BUILDING PRODUCTS — 0.8%
AAON, Inc.	1,060	33,867
American Woodmark Corp. (a)(b)	378	14,942
Apogee Enterprises, Inc. (a)	1,078	38,711
Builders FirstSource, Inc. (a)(b)	1,688	12,052
Gibraltar Industries, Inc. (a)(b)	1,152	21,416
Griffon Corp.	1,687	22,285
Insteel Industries, Inc.	682	15,502
NCI Building Systems, Inc. (a)(b)	776	13,611
Norcraft Cos, Inc. (a)(b)	215	4,218
Nortek, Inc. (a)(b)	344	25,662
Patrick Industries, Inc. (b)	252	7,290
PGT, Inc. (b)	1,257	12,721
Ply Gem Holdings, Inc. (a)(b)	594	10,710
Quanex Building Products Corp. (a)	1,402	27,928
Simpson Manufacturing Co., Inc.	1,528	56,123
Trex Co., Inc. (a)(b)	652	51,854
Universal Forest Products, Inc. (a)	754	39,314
USG Corp. (b)	2,894	82,132

		490,338

CAPITAL MARKETS — 1.7%
Arlington Asset Investment Corp. (Class A) (a)	610	16,098
BGC Partners, Inc. (Class A) (a)	4,795	29,058

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Calamos Asset Management, Inc. (Class A) (a)	754	$8,927
Capitala Finance Corp. (a)	108	2,149
CIFC Corp.	252	1,960
Cohen & Steers, Inc. (a)	715	28,643
Cowen Group, Inc. (Class A) (a)(b)	3,684	14,404
Diamond Hill Investment Group, Inc. (a)	108	12,781
Evercore Partners, Inc. (Class A)	1,192	71,258
FBR & Co. (b)	324	8,547
Financial Engines, Inc. (a)	1,857	129,024
FXCM, Inc. (Class A) (a)	1,384	24,690
GAMCO Investors, Inc. (Class A)	232	20,177
GFI Group, Inc.	2,624	10,260
Greenhill & Co., Inc. (a)	1,031	59,736
HFF, Inc. (Class A) (a)(b)	1,255	33,697
ICG Group, Inc. (a)(b)	1,438	26,790
Intl. FCStone, Inc. (a)(b)	537	9,956
Investment Technology Group, Inc. (a)(b)	1,402	28,825
Janus Capital Group, Inc. (a)	5,638	69,742
JMP Group, Inc.	594	4,395
KCG Holdings, Inc. (Class A) (a)(b)	2,677	32,017
Ladenburg Thalmann Financial Services, Inc. (a)(b)	3,882	12,151
Manning & Napier, Inc.	517	9,125
Marcus & Millichap, Inc. (a)(b)	214	3,189
Oppenheimer Holdings, Inc. (Class A) (a)	378	9,367
Piper Jaffray Co., Inc. (a)(b)	616	24,363
Pzena Investment Management, Inc. (Class A) (a)	430	5,057
RCS Capital Corp. (Class A) (a)	64	1,174
Safeguard Scientifics, Inc. (a)(b)	790	15,871
Silvercrest Asset Management Group, Inc. (Class A)	233	3,973
Stifel Financial Corp. (a)(b)	2,411	115,535
SWS Group, Inc. (b)	1,096	6,664
Virtus Investment Partners, Inc. (a)(b)	254	50,813
Walter Investment Management Corp. (a)(b)	1,397	49,398
Westwood Holdings Group, Inc. (a)	268	16,592
WisdomTree Investments, Inc. (a)(b)	3,791	67,139

		1,033,545

CHEMICALS — 2.4%
A. Schulman, Inc.	1,114	39,280
Advanced Emissions Solutions, Inc. (b)	380	20,607
American Pacific Corp. (a)(b)	216	8,048
American Vanguard Corp.	1,078	26,185
Arabian American Development Co. (b)	754	9,463
Axiall Corp. (a)	2,645	125,479
Balchem Corp.	1,120	65,744
Calgon Carbon Corp. (a)(b)	2,045	42,066
Chase Corp. (a)	249	8,790
Chemtura Corp. (a)(b)	3,728	104,086
Ferro Corp. (b)	2,732	35,051
Flotek Industries, Inc. (a)(b)	1,798	36,086
FutureFuel Corp. (a)	826	13,051
GSE Holding, Inc. (b)	306	633
H.B. Fuller Co. (a)	1,903	99,032
Hawkins, Inc. (a)	358	13,314
Innophos Holdings, Inc. (a)	826	40,144
Innospec, Inc. (a)	882	40,766
Intrepid Potash, Inc. (a)(b)	2,066	32,725
KMG Chemicals, Inc. (a)	306	5,168
Koppers Holdings, Inc.	787	36,005
Kraton Performance Polymers, Inc. (b)	1,222	28,167
Landec Corp. (a)(b)	972	11,781
LSB Industries, Inc. (a)(b)	720	29,534
Marrone Bio Innovations, Inc. (a)(b)	213	3,787
Minerals Technologies, Inc.	1,283	77,070
Olin Corp. (a)	3,033	87,502
OM Group, Inc. (a)(b)	1,204	43,838
Omnova Solutions, Inc. (b)	1,778	16,198
Penford Corp. (a)(b)	360	4,626
PolyOne Corp. (a)	3,762	132,987
Quaker Chemical Corp.	502	38,689
Sensient Technologies Corp. (a)	1,893	91,848
Stepan Co. (a)	717	47,057
Taminco Corp. (b)	594	12,005
Tredegar Corp. (a)	934	26,908
Zep, Inc. (a)	859	15,599
Zoltek Cos., Inc. (a)(b)	1,042	17,453

		1,486,772

COMMERCIAL BANKS — 7.4%
1st Source Corp.	574	18,334
1st United Bancorp, Inc. (a)	1,132	8,614
Access National Corp. (a)	270	4,036
American National Bankshares, Inc. (a)	301	7,901
Ameris Bancorp (b)	898	18,957
Ames National Corp.	357	7,993
Arrow Financial Corp.	396	10,518
Bancfirst Corp. (a)	270	15,136
Banco Latinoamericano de Comercio Exterior SA	1,111	31,130
Bancorp, Inc. (a)(b)	1,240	22,208
BancorpSouth, Inc. (a)	3,593	91,334
Bank of Kentucky Financial Corp.	234	8,635
Bank of Marin Bancorp (a)	199	8,635
Bank of the Ozarks, Inc. (a)	1,112	62,928
Banner Corp.	736	32,987
Bar Harbor Bankshares	144	5,759
BBCN Bancorp, Inc. (a)	2,983	49,488
BNC Bancorp	684	11,724
Boston Private Financial Holdings, Inc. (a)	3,004	37,910
Bridge Bancorp, Inc.	495	12,870
Bridge Capital Holdings (a)(b)	360	7,394
Bryn Mawr Bank Corp.	504	15,211
C&F Financial Corp.	126	5,754
Camden National Corp.	288	12,159
Capital Bank Financial Corp. (Class A) (b)	931	21,180
Capital City Bank Group, Inc. (a)(b)	468	5,508
Cardinal Financial Corp. (a)	1,147	20,646
Cascade Bancorp (b)	234	1,224

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cathay General Bancorp (a)	2,979	$79,629
Center Bancorp, Inc. (a)	448	8,404
Centerstate Banks, Inc.	1,132	11,490
Central Pacific Financial Corp. (a)	826	16,586
Century Bancorp, Inc. (Class A)	126	4,189
Chemical Financial Corp. (a)	1,125	35,629
Chemung Financial Corp. (a)	142	4,852
Citizens & Northern Corp.	468	9,655
City Holding Co. (a)	592	27,427
CNB Financial Corp. (a)	524	9,956
CoBiz Financial, Inc.	1,332	15,931
Columbia Banking System, Inc.	1,924	52,929
Community Bank System, Inc. (a)	1,510	59,917
Community Trust Bancorp, Inc. (a)	522	23,573
CommunityOne Bancorp (a)(b)	396	5,049
ConnectOne Bancorp, Inc. (a)(b)	72	2,853
CU Bancorp (a)(b)	358	6,258
Customers Bancorp, Inc. (b)	754	15,427
CVB Financial Corp. (a)	3,467	59,182
Eagle Bancorp, Inc. (b)	844	25,852
Enterprise Bancorp, Inc. (a)	270	5,716
Enterprise Financial Services Corp. (a)	684	13,967
F.N.B. Corp. (a)	5,704	71,984
Farmers Capital Bank Corp. (a)(b)	286	6,220
Fidelity Southern Corp. (a)	567	9,418
Financial Institutions, Inc. (a)	522	12,899
First Bancorp (a)	738	12,266
First Bancorp, Inc. (a)	360	6,271
First BanCorp- Puerto Rico (a)(b)	2,727	16,880
First Busey Corp. (a)	2,732	15,846
First Commonwealth Financial Corp. (a)	3,699	32,625
First Community Bancshares, Inc. (a)	679	11,339
First Connecticut Bancorp, Inc. (a)	646	10,413
First Financial Bancorp (a)	2,189	38,154
First Financial Bankshares, Inc. (a)	1,191	78,987
First Financial Corp.	430	15,721
First Financial Holdings, Inc.	917	60,990
First Interstate Bancsystem, Inc.	664	18,838
First Merchants Corp. (a)	1,406	32,001
First Midwest Bancorp, Inc.	2,835	49,698
First NBC Bank Holding Co. (a)(b)	162	5,233
First Security Group, Inc. (b)	2,362	5,433
FirstMerit Corp.	6,273	139,449
Flushing Financial Corp.	1,168	24,178
German American Bancorp, Inc. (a)	484	13,794
Glacier Bancorp, Inc.	2,651	78,973
Great Southern Bancorp, Inc. (a)	394	11,982
Guaranty Bancorp (a)	556	7,812
Hampton Roads Bankshares, Inc. (b)	1,276	2,233
Hancock Holding Co. (a)	3,172	116,349
Hanmi Financial Corp. (a)	1,186	25,962
Heartland Financial USA, Inc. (a)	558	16,065
Heritage Commerce Corp.	790	6,510
Heritage Financial Corp. (a)	574	9,821
Heritage Oaks Bancorp (b)	756	5,670
Home Bancshares, Inc. (a)	1,708	63,794
Home Federal Bancorp, Inc.	540	8,046
HomeTrust Bancshares, Inc. (b)	790	12,632
Horizon Bancorp (a)	324	8,207
Hudson Valley Holding Corp. (a)	625	12,719
IBERIABANK Corp. (a)	1,055	66,307
Independent Bank Corp.-Massachusetts (a)	946	37,074
Independent Bank Group, Inc. (a)	144	7,151
International Bancshares Corp. (a)	2,014	53,149
Intervest Bancshares Corp. (a)(b)	681	5,114
Investors Bancorp, Inc.	1,913	48,935
Lakeland Bancorp, Inc. (a)	1,349	16,687
Lakeland Financial Corp. (a)	625	24,375
LCNB Corp.	236	4,217
Macatawa Bank Corp. (b)	898	4,490
MainSource Financial Group, Inc.	772	13,919
MB Financial, Inc.	2,066	66,298
Mercantile Bank Corp. (a)	324	6,992
Merchants Bancshares, Inc.	216	7,236
Metro Bancorp, Inc. (b)	538	11,588
MetroCorp Bancshares, Inc.	596	8,982
Middleburg Financial Corp.	198	3,572
MidSouth Bancorp, Inc. (a)	306	5,465
MidWestOne Financial Group, Inc.	252	6,854
National Bankshares, Inc.	268	9,886
National Penn Bancshares, Inc. (a)	4,417	50,045
NBT Bancorp, Inc. (a)	1,654	42,839
NewBridge Bancorp (a)(b)	952	7,140
Northrim BanCorp, Inc.	250	6,560
OFG Bancorp	1,724	29,894
Old National Bancorp (a)	3,827	58,821
OmniAmerican Bancorp, Inc. (b)	432	9,236
Pacific Continental Corp.	681	10,855
Pacific Premier Bancorp, Inc. (a)(b)	624	9,822
PacWest Bancorp (a)	1,435	60,586
Palmetto Bancshares, Inc. (b)	162	2,100
Park National Corp. (a)	432	36,750
Park Sterling Corp.	1,690	12,067
Peapack Gladstone Financial Corp.	352	6,723
Penns Woods Bancorp, Inc.	180	9,180
Peoples Bancorp, Inc. (a)	412	9,274
Pinnacle Financial Partners, Inc. (a)	1,327	43,167
Preferred Bank (b)	445	8,922
PrivateBancorp, Inc. (a)	2,425	70,155
Prosperity Bancshares, Inc.	2,286	144,910
Renasant Corp. (a)	1,149	36,148
Republic Bancorp, Inc. (Class A) (a)	360	8,834
S&T Bancorp, Inc. (a)	1,116	28,246
S.Y. Bancorp, Inc. (a)	522	16,662
Sandy Spring Bancorp, Inc.	936	26,386
Seacoast Banking Corp. of Florida (b)	561	6,841
Sierra Bancorp (a)	466	7,498
Simmons First National Corp. (a)	628	23,330
Southside Bancshares, Inc. (a)	666	18,208
Southwest Bancorp, Inc. (a)(b)	738	11,749
State Bank Financial Corp. (a)	1,204	21,901
StellarOne Corp.	862	20,748
Sterling Bancorp	3,145	42,049
Sterling Financial Corp.	1,276	43,486
Suffolk Bancorp (b)	432	8,986
Sun Bancorp, Inc. (a)(b)	1,528	5,379

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Susquehanna Bancshares, Inc.	7,040	$90,394
Taylor Capital Group, Inc. (a)(b)	648	17,224
Texas Capital Bancshares, Inc. (a)(b)	1,549	96,348
The First of Long Island Corp. (a)	304	13,032
The National Bank Holdings Corp. (Class A) (a)	1,661	35,545
Tompkins Financial Corp. (a)	540	27,751
TowneBank (a)	988	15,205
Trico Bancshares (a)	610	17,306
Tristate Capital Holdings, Inc. (a)(b)	252	2,989
Trustmark Corp. (a)	2,534	68,013
UMB Financial Corp. (a)	1,354	87,035
Umpqua Holdings Corp. (a)	4,143	79,297
Union First Market Bankshares Corp. (a)	756	18,756
United Bankshares, Inc. (a)	1,903	59,849
United Community Banks, Inc. (a)(b)	1,631	28,950
Univest Corp. of Pennsylvania	630	13,028
VantageSouth Bancshares, Inc. (b)	450	2,371
ViewPoint Financial Group (a)	1,510	41,449
Virginia Commerce Bancorp, Inc. (a)(b)	1,023	17,381
Washington Banking Co.	591	10,478
Washington Trust Bancorp, Inc.	540	20,099
Webster Financial Corp. (a)	3,420	106,636
WesBanco, Inc.	972	31,104
West Bancorporation, Inc.	544	8,606
Westamerica Bancorporation (a)	1,024	57,815
Western Alliance Bancorp (b)	2,799	66,784
Wilshire Bancorp, Inc. (a)	2,348	25,664
Wintrust Financial Corp. (a)	1,407	64,891
Yadkin Financial Corp. (b)	540	9,202

		4,623,046

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	2,065	59,038
ACCO Brands Corp. (b)	4,291	28,836
Acorn Energy, Inc.	796	3,240
ARC Document Solutions, Inc. (a)(b)	1,420	11,672
Casella Waste Systems, Inc. (Class A) (b)	1,456	8,445
Ceco Environmental Corp. (a)	680	10,996
Cenveo, Inc. (a)(b)	2,032	6,990
Compx International, Inc. (a)	36	507
Consolidated Graphics, Inc. (b)	270	18,209
Courier Corp.	432	7,815
Deluxe Corp. (a)	1,929	100,675
EnerNOC, Inc. (b)	988	17,004
Ennis, Inc.	988	17,488
G & K Services, Inc. (Class A) (a)	736	45,801
Healthcare Services Group, Inc. (a)	2,585	73,336
Heritage-Crystal Clean, Inc. (a)(b)	340	6,967
Herman Miller, Inc. (a)	2,210	65,239
HNI Corp.	1,721	66,826
Innerworkings, Inc. (a)(b)	1,672	13,025
Interface, Inc. (a)	2,243	49,256
Intersections, Inc. (a)	360	2,804
Kimball International, Inc. (Class B)	1,222	18,367
Knoll, Inc.	1,816	33,251
McGrath Rentcorp (a)	952	37,890
Mine Safety Appliances Co.	1,066	54,590
Mobile Mini, Inc. (b)	1,451	59,752
Multi-Color Corp. (a)	466	17,587
NL Industries, Inc. (a)	252	2,817
Performant Financial Corp. (a)(b)	844	8,693
Quad Graphics, Inc. (a)	949	25,841
Schawk, Inc. (a)	504	7,494
SP Plus Corp. (a)(b)	576	14,999
Steelcase, Inc. (Class A)	3,182	50,467
Swisher Hygiene, Inc. (a)(b)	4,295	2,208
Team, Inc. (b)	774	32,771
Tetra Tech, Inc. (b)	2,427	67,907
The Brink’s Co. (a)	1,813	61,896
The Geo Group, Inc. (a)	2,704	87,123
TRC Cos., Inc. (b)	610	4,355
UniFirst Corp.	559	59,813
United Stationers, Inc. (a)	1,479	67,871
US Ecology, Inc.	706	26,256
Viad Corp.	772	21,446
West Corp.	808	20,774

		1,398,337

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc. (a)	2,243	60,583
Alliance Fiber Optic Products, Inc. (a)	432	6,502
Anaren, Inc. (b)	432	12,092
Applied Optoelectronics, Inc. (a)(b)	109	1,636
Arris Group, Inc. (b)	4,305	104,891
Aruba Networks, Inc. (b)	4,225	75,627
Aviat Networks, Inc. (a)(b)	2,315	5,232
Bel Fuse, Inc. (Class B)	376	8,013
Black Box Corp. (a)	610	18,178
CalAmp Corp. (a)(b)	1,329	37,172
Calix, Inc. (b)	1,510	14,556
Ciena Corp. (b)	3,729	89,235
Comtech Telecommunications Corp.	630	19,858
Digi International, Inc. (a)(b)	972	11,781
Emulex Corp. (b)	2,809	20,112
Extreme Networks, Inc. (b)	3,506	24,542
Finisar Corp. (a)(b)	3,427	81,974
Harmonic, Inc. (a)(b)	3,863	28,509
Infinera Corp. (b)	4,381	42,846
InterDigital, Inc.	1,614	47,597
Ixia (a)(b)	2,135	28,417
KVH Industries, Inc. (b)	591	7,701
Netgear, Inc. (a)(b)	1,456	47,961
Numerex Corp. (Class A) (a)(b)	522	6,760
Oplink Communications, Inc. (a)(b)	718	13,355
Parkervision, Inc. (a)(b)	3,341	15,202
PC-Tel, Inc.	700	6,699
Plantronics, Inc. (a)	1,641	76,224
Procera Networks, Inc. (b)	774	11,625
Ruckus Wireless, Inc. (a)(b)	1,642	23,316
ShoreTel, Inc. (b)	2,225	20,648
Sonus Networks, Inc. (b)	8,139	25,638
Tessco Technologies, Inc.	211	8,508
Ubiquiti Networks, Inc. (a)(b)	468	21,509
ViaSat, Inc. (a)(b)	1,496	93,724

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Westell Technologies, Inc. (Class A) (b)	1,672	$6,772

		1,124,995

COMPUTERS & PERIPHERALS — 0.4%
Avid Technology, Inc. (a)(b)	1,168	9,519
Cray, Inc. (a)(b)	1,492	40,970
Datalink Corp. (a)(b)	739	8,055
Electronics for Imaging, Inc. (b)	1,757	68,049
Fusion-io, Inc. (a)(b)	2,883	25,688
Hutchinson Technology, Inc. (b)	880	2,816
Imation Corp. (b)	1,276	5,972
Immersion Corp. (a)(b)	1,059	10,992
QLogic Corp. (b)	3,359	39,737
Quantum Corp. (a)(b)	8,013	9,616
Silicon Graphics International Corp. (a)(b)	1,276	17,111
Super Micro Computer, Inc. (b)	1,204	20,661
Violin Memory, Inc. (a)(b)	439	1,738

		260,924

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	1,474	32,266
Ameresco, Inc. (Class A) (a)(b)	736	7,110
Argan, Inc. (a)	522	14,386
Comfort Systems USA, Inc.	1,402	27,185
Dycom Industries, Inc. (a)(b)	1,240	34,460
EMCOR Group, Inc.	2,541	107,840
Furmanite Corp. (b)	1,415	15,027
Granite Construction, Inc. (a)	1,469	51,386
Great Lakes Dredge & Dock Corp. (a)(b)	2,245	20,654
Layne Christensen Co. (a)(b)	754	12,878
Mastec, Inc. (a)(b)	2,245	73,456
MYR Group, Inc. (a)(b)	790	19,813
Northwest Pipe Co. (a)(b)	360	13,594
Orion Marine Group, Inc. (a)(b)	1,024	12,319
Pike Corp. (b)	985	10,411
Primoris Services Corp. (a)	1,330	41,403
Sterling Construction Co., Inc. (b)	628	7,366
Tutor Perini Corp. (b)	1,402	36,873

		538,427

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)(b)	2,763	27,050
Texas Industries, Inc. (b)	826	56,812
United States Lime & Minerals, Inc. (b)	72	4,404
US Concrete, Inc. (b)	536	12,130

		100,396

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (a)	1,078	41,287
Consumer Portfolio Services, Inc. (a)(b)	678	6,366
Credit Acceptance Corp. (a)(b)	271	35,227
DFC Global Corp. (a)(b)	1,528	17,496
Encore Capital Group, Inc. (a)(b)	954	47,948
Ezcorp, Inc. (Class A) (a)(b)	1,924	22,492
First Cash Financial Services, Inc. (a)(b)	1,101	68,086
Green Dot Corp. (Class A) (a)(b)	970	24,395
Imperial Holdings, Inc. (a)(b)	648	4,238
JGWPT Holdings, Inc. (Class A) (b)	320	5,565
Nelnet, Inc. (Class A)	862	36,325
Nicholas Financial, Inc.	394	6,202
Portfolio Recovery Associates, Inc. (a)(b)	1,919	101,400
Regional Management Corp. (a)(b)	198	6,718
Springleaf Holdings, Inc. (b)	851	21,513
The First Marblehead Corp. (b)	344	2,542
World Acceptance Corp. (a)(b)	305	26,697

		474,497

CONTAINERS & PACKAGING — 0.2%
AEP Industries, Inc. (b)	162	8,559
Berry Plastics Group, Inc. (b)	2,086	49,626
Graphic Packaging Holding Co. (b)	7,194	69,062
Myers Industries, Inc.	1,060	22,387
UFP Technologies, Inc. (b)	216	5,448

		155,082

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	432	32,802
Pool Corp. (a)	1,766	102,675
VOXX International Corp. (a)(b)	702	11,723
Weyco Group, Inc.	250	7,358

		154,558

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (b)	664	28,864
Ascent Capital Group Inc (Class A) (a)(b)	538	46,031
Bridgepoint Education, Inc. (a)(b)	697	12,344
Bright Horizons Family Solutions, Inc. (a)(b)	450	16,533
Capella Education Co. (a)	414	27,506
Career Education Corp. (a)(b)	2,084	11,879
Carriage Services, Inc. (a)	594	11,601
Corinthian Colleges, Inc. (a)(b)	2,997	5,335
Education Management Corp. (a)(b)	916	9,242
Grand Canyon Education, Inc. (a)(b)	1,669	72,768
Hillenbrand, Inc.	2,070	60,899
Houghton Mifflin Harcourt Co. (a)(b)	644	10,922
ITT Educational Services, Inc. (b)	880	29,550
JTH Holding, Inc. (Class A) (b)	178	4,325
K12, Inc. (b)	1,024	22,272
LifeLock, Inc. (b)	2,297	37,694
Lincoln Educational Services Corp. (a)	900	4,482
Mac-Gray Corp. (a)	450	9,554
Matthews International Corp. (Class A) (a)	1,042	44,400
Regis Corp. (a)	1,796	26,060
Sotheby’s	2,526	134,383
Steiner Leisure, Ltd. (b)	556	27,350
Strayer Education, Inc. (a)	412	14,202
Universal Technical Institute, Inc.	805	11,198

		679,394

DIVERSIFIED FINANCIAL SERVICES — 0.3%
California First National Bancorp	90	1,359
Gain Capital Holdings, Inc. (a)	414	3,109

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

MarketAxess Holdings, Inc. (a)	1,424	$95,223
Marlin Business Services Corp.	306	7,711
NewStar Financial, Inc. (a)(b)	988	17,557
PHH Corp. (a)(b)	2,156	52,498
Pico Holdings, Inc. (b)	862	19,921
Resource America, Inc. (Class A)	463	4,334

		201,712

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)(b)	2,759	28,031
Atlantic Tele-Network, Inc. (a)	342	19,347
Cbeyond, Inc. (b)	1,008	6,955
Cincinnati Bell, Inc. (a)(b)	7,848	27,939
Cogent Communications Group, Inc. (a)	1,780	71,930
Consolidated Communications Holdings, Inc.	1,510	29,641
Fairpoint Communications, Inc. (a)(b)	789	8,924
General Communication, Inc. (Class A) (b)	1,186	13,224
Hawaiian Telcom Holdco, Inc. (b)	394	11,572
HickoryTech Corp. (a)	519	6,659
IDT Corp. (Class B)	576	10,293
inContact, Inc. (a)(b)	2,012	15,714
Inteliquent, Inc. (a)	1,222	13,955
Iridium Communications, Inc. (b)	2,425	15,181
Lumos Networks Corp.	576	12,096
magicJack VocalTec, Ltd. (b)	700	8,344
ORBCOMM, Inc. (b)	1,366	8,660
Premiere Global Services, Inc. (b)	1,816	21,047
Straight Path Communications, Inc. (Class B) (a)(b)	288	2,359
Towerstream Corp. (a)(b)	2,511	7,433
Vonage Holdings Corp. (b)	5,859	19,510

		358,814

ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	1,514	75,518
Cleco Corp.	2,288	106,667
El Paso Electric Co.	1,523	53,472
IDACORP, Inc. (a)	1,901	98,548
MGE Energy, Inc.	877	50,778
NRG Yield, Inc. (Class A) (a)	855	34,208
Otter Tail Corp. (a)	1,366	39,983
PNM Resources, Inc. (a)	2,897	69,876
Portland General Electric Co. (a)	2,865	86,523
The Empire District Electric Co.	1,613	36,599
UIL Holdings Corp.	2,137	82,809
Unitil Corp.	522	15,916
UNS Energy Corp.	1,569	93,905

		844,802

ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc. (a)	1,622	177,317
American Superconductor Corp. (a)(b)	1,829	2,999
AZZ, Inc. (a)	967	47,248
Brady Corp. (Class A)	1,744	53,942
Capstone Turbine Corp. (a)(b)	11,498	14,832
Coleman Cable, Inc. (a)	340	8,915
Encore Wire Corp. (a)	820	44,444
EnerSys (a)	1,752	122,798
Enphase Energy, Inc. (b)	607	3,848
Franklin Electric Co., Inc. (a)	1,793	80,039
FuelCell Energy, Inc. (a)(b)	5,987	8,442
Generac Holdings, Inc. (a)	1,890	107,050
General Cable Corp. (a)	1,883	55,379
Global Power Equipment Group, Inc. (a)	646	12,642
GrafTech International, Ltd. (a)(b)	4,417	49,603
II-VI, Inc. (b)	1,924	33,862
LSI Industries, Inc.	810	7,023
Polypore International, Inc. (a)(b)	1,767	68,736
Powell Industries, Inc. (a)	342	22,911
Power Solutions International, Inc. (a)(b)	88	6,609
PowerSecure International, Inc. (a)(b)	826	14,182
Preformed Line Products Co. (a)	123	8,999
Revolution Lighting Technologies, Inc. (a)(b)	1,114	3,815
Thermon Group Holdings, Inc. (a)(b)	1,024	27,986
Vicor Corp. (b)	666	8,938

		992,559

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Aeroflex Holding Corp. (b)	738	4,797
Agilysys, Inc. (b)	538	7,489
Anixter International, Inc. (a)	1,027	92,266
Audience, Inc. (a)(b)	360	4,190
Badger Meter, Inc. (a)	540	29,430
Belden, Inc. (a)	1,672	117,792
Benchmark Electronics, Inc. (b)	2,050	47,314
Checkpoint Systems, Inc. (b)	1,546	24,380
Cognex Corp. (a)	3,285	125,421
Coherent, Inc. (a)(b)	849	63,157
Control4 Corp. (a)(b)	195	3,452
CTS Corp.	1,258	25,047
Daktronics, Inc.	1,384	21,701
DTS, Inc. (a)(b)	684	16,402
Electro Rent Corp. (a)	702	13,001
Electro Scientific Industries, Inc.	898	9,393
Fabrinet (a)(b)	1,075	22,102
FARO Technologies, Inc. (a)(b)	646	37,662
FEI Co.	1,581	141,278
GSI Group, Inc. (a)(b)	1,150	12,926
Insight Enterprises, Inc. (b)	1,636	37,154
InvenSense, Inc. (a)(b)	2,140	44,469
Itron, Inc. (b)	1,492	61,814
Kemet Corp. (b)	1,690	9,532
Littelfuse, Inc. (a)	812	75,459
Maxwell Technologies, Inc. (a)(b)	1,096	8,516
Measurement Specialties, Inc. (a)(b)	617	37,446
Mercury Computer Systems, Inc. (b)	1,222	13,381
Mesa Laboratories, Inc.	106	8,329
Methode Electronics, Inc. (Class A) (a)	1,402	47,934
MTS Systems Corp. (a)	594	42,323
Multi-Fineline Electronix, Inc. (a)(b)	324	4,500
Neonode, Inc. (a)(b)	1,016	6,421
Newport Corp. (a)(b)	1,474	26,635

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

OSI Systems, Inc. (a)(b)	754	$40,045
Park Electrochemical Corp.	790	22,689
PC Connection, Inc. (a)	358	8,896
Plexus Corp. (b)	1,293	55,974
RadiSys Corp. (a)(b)	880	2,015
RealD, Inc. (a)(b)	1,528	13,049
Richardson Electronics, Ltd.	436	4,953
Rofin-Sinar Technologies, Inc. (a)(b)	1,062	28,695
Rogers Corp. (b)	646	39,729
Sanmina Corp. (a)(b)	3,125	52,188
Scansource, Inc. (b)	1,057	44,849
Speed Commerce, Inc. (a)(b)	1,663	7,766
SYNNEX Corp. (b)	928	62,547
TTM Technologies, Inc. (a)(b)	1,996	17,126
Uni-Pixel, Inc. (a)(b)	378	3,784
Universal Display Corp. (a)(b)	1,523	52,330
Viasystems Group, Inc. (a)(b)	144	1,970
Vishay Precision Group, Inc. (b)	468	6,969
Zygo Corp. (b)	628	9,282

		1,717,969

ENERGY EQUIPMENT & SERVICES — 1.8%
Basic Energy Services, Inc. (a)(b)	1,132	17,863
Bolt Technology Corp. (a)	324	7,131
Bristow Group, Inc.	1,371	102,907
C&J Energy Services, Inc. (a)(b)	1,703	39,339
Cal Dive International, Inc. (a)(b)	3,699	7,435
CARBO Ceramics, Inc. (a)	753	87,747
Dawson Geophysical Co. (a)(b)	306	10,349
Era Group, Inc. (a)(b)	756	23,330
Exterran Holdings, Inc. (a)(b)	2,174	74,351
Forum Energy Technologies, Inc. (a)(b)	1,487	42,023
Geospace Technologies Corp. (a)(b)	488	46,277
Global Geophysical Services, Inc. (a)(b)	862	1,388
Gulf Island Fabrication, Inc.	540	12,539
Gulfmark Offshore, Inc. (Class A)	1,006	47,413
Helix Energy Solutions Group, Inc. (a)(b)	4,014	93,045
Hercules Offshore, Inc. (b)	6,017	39,291
Hornbeck Offshore Services, Inc. (a)(b)	1,393	68,577
ION Geophysical Corp. (a)(b)	5,029	16,596
Key Energy Services, Inc. (a)(b)	5,747	45,401
Matrix Service Co. (b)	988	24,176
Mitcham Industries, Inc. (a)(b)	486	8,607
Natural Gas Services Group, Inc. (b)	468	12,903
Newpark Resources, Inc. (a)(b)	3,251	39,955
Nuverra Environmental Solutions, Inc. (a)(b)	537	9,016
Parker Drilling Co. (a)(b)	4,493	36,528
PHI, Inc. (a)(b)	468	20,311
Pioneer Energy Services Corp. (a)(b)	2,351	18,832
RigNet, Inc. (a)(b)	450	21,568
SEACOR Holdings, Inc. (a)(b)	782	71,318
Tesco Corp. (a)(b)	1,134	22,431
Tetra Technologies, Inc. (a)(b)	2,950	36,462
TGC Industries, Inc. (a)	590	4,307
Vantage Drilling Co. (a)(b)	7,581	13,949
Willbros Group, Inc. (a)(b)	1,510	14,224

		1,137,589

FOOD & STAPLES RETAILING — 1.4%
Arden Group, Inc. (Class A)	58	7,338
Casey’s General Stores, Inc. (a)	1,457	102,354
Fairway Group Holdings Corp. (a)(b)	592	10,727
Harris Teeter Supermarkets, Inc.	1,874	92,482
Ingles Markets, Inc. (Class A) (a)	452	12,249
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	340	14,433
PriceSmart, Inc. (a)	718	82,958
Rite Aid Corp. (b)	27,643	139,873
Roundy’s, Inc. (a)	952	9,387
Spartan Stores, Inc.	1,385	33,628
SUPERVALU, Inc. (b)	7,668	55,900
Susser Holdings Corp. (a)(b)	682	44,664
The Andersons, Inc. (a)	729	65,005
The Chefs’ Warehouse, Inc. (a)(b)	640	18,662
The Pantry, Inc. (a)(b)	882	14,800
United Natural Foods, Inc. (a)(b)	1,871	141,055
Village Super Market, Inc. (Class A)	234	7,256
Weis Markets, Inc. (a)	414	21,760

		874,531

FOOD PRODUCTS — 1.7%
Alico, Inc. (a)	108	4,198
Annie’s, Inc. (a)(b)	520	22,381
B&G Foods, Inc. (a)	1,994	67,617
Boulder Brands, Inc. (a)(b)	2,246	35,622
Cal-Maine Foods, Inc. (a)	558	33,608
Calavo Growers, Inc. (a)	466	14,101
Chiquita Brands International, Inc. (b)	1,757	20,557
Darling International, Inc. (b)	5,854	122,232
Diamond Foods, Inc. (b)	844	21,809
Farmer Brothers Co. (a)(b)	216	5,024
Fresh Del Monte Produce, Inc. (a)	1,433	40,554
Griffin Land & Nurseries, Inc. (a)	105	3,505
Hain Celestial Group, Inc. (a)(b)	1,459	132,448
Inventure Foods, Inc. (b)	535	7,094
J&J Snack Foods Corp.	587	52,002
John B Sanfilippo & Son, Inc.	306	7,552
Lancaster Colony Corp. (a)	703	61,969
Lifeway Foods, Inc. (a)	180	2,876
Limoneira Co.	378	10,051
Omega Protein Corp. (a)(b)	754	9,267
Pilgrim’s Pride Corp. (a)(b)	2,282	37,082
Post Holdings, Inc. (a)(b)	1,243	61,243
Sanderson Farms, Inc. (a)	867	62,710
Seaboard Corp.	12	33,540
Seneca Foods Corp. (Class A) (a)(b)	306	9,758
Snyders-Lance, Inc. (a)	1,796	51,581
Tootsie Roll Industries, Inc.	738	24,015
TreeHouse Foods, Inc. (b)	1,300	89,596

		1,043,992

GAS UTILITIES — 0.9%
Chesapeake Utilities Corp.	360	21,607
Delta Natural Gas Co., Inc. (a)	252	5,640
New Jersey Resources Corp. (a)	1,586	73,337

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Northwest Natural Gas Co.	1,023	$43,805
Piedmont Natural Gas Co., Inc.	2,862	94,904
South Jersey Industries, Inc.	1,144	64,018
Southwest Gas Corp. (a)	1,691	94,544
The Laclede Group, Inc.	1,241	56,515
WGL Holdings, Inc.	1,955	78,317

		532,687

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abaxis, Inc. (a)(b)	828	33,137
ABIOMED, Inc. (a)(b)	1,456	38,933
Accuray, Inc. (a)(b)	2,799	24,379
Align Technology, Inc. (b)	2,708	154,762
Alphatec Holdings, Inc. (b)	2,336	4,695
Analogic Corp.	466	41,269
AngioDynamics, Inc. (a)(b)	934	16,055
Anika Therapeutics, Inc. (b)	450	17,172
Antares Pharma, Inc. (a)(b)	4,255	19,062
ArthroCare Corp. (b)	1,060	42,654
AtriCure, Inc. (b)	790	14,757
Atrion Corp. (a)	65	19,256
Biolase, Inc. (a)(b)	1,291	3,654
Cantel Medical Corp. (a)	1,239	42,014
Cardiovascular Systems, Inc. (a)(b)	797	27,329
Cerus Corp. (b)	2,637	17,009
CONMED Corp.	1,042	44,285
CryoLife, Inc. (a)	1,042	11,556
Cutera, Inc. (a)(b)	556	5,660
Cyberonics, Inc. (a)(b)	1,074	70,358
Cynosure, Inc. (Class A) (a)(b)	720	19,210
Derma Sciences, Inc. (b)	520	5,626
DexCom, Inc. (a)(b)	2,673	94,651
Endologix, Inc. (a)(b)	2,372	41,368
Exactech, Inc. (b)	358	8,506
GenMark Diagnostics, Inc. (a)(b)	1,350	17,968
Globus Medical, Inc. (Class A) (b)	2,065	41,672
Greatbatch, Inc. (b)	898	39,728
Haemonetics Corp. (a)(b)	1,930	81,311
HealthStream, Inc. (a)(b)	756	24,774
HeartWare International, Inc. (a)(b)	638	59,946
ICU Medical, Inc. (b)	486	30,963
Insulet Corp. (a)(b)	2,021	74,979
Integra LifeSciences Holdings Corp. (a)(b)	760	36,260
Invacare Corp. (a)	1,204	27,945
LDR Holding Corp. (b)	212	5,003
Masimo Corp. (a)(b)	1,834	53,608
Medical Action Industries, Inc. (a)(b)	555	4,751
Meridian Bioscience, Inc. (a)	1,564	41,493
Merit Medical Systems, Inc. (a)(b)	1,600	25,184
Natus Medical, Inc. (b)	1,150	25,875
Neogen Corp. (a)(b)	1,354	61,878
NuVasive, Inc. (a)(b)	1,672	54,056
NxStage Medical, Inc. (a)(b)	2,261	22,610
OraSure Technologies, Inc. (b)	2,099	13,203
Orthofix International NV (b)	736	16,796
Oxford Immunotec Global PLC (b)	213	4,128
PhotoMedex, Inc. (a)(b)	521	6,747
Quidel Corp. (a)(b)	1,060	32,743
Rockwell Medical, Inc. (a)(b)	1,476	15,409
RTI Surgical, Inc. (a)(b)	2,120	7,505
Solta Medical, Inc. (b)	2,678	7,900
Spectranetics Corp. (a)(b)	1,527	38,175
Staar Surgical Co. (a)(b)	1,384	22,407
STERIS Corp. (a)	2,227	107,007
SurModics, Inc. (b)	539	13,146
Symmetry Medical, Inc. (b)	1,402	14,132
Tandem Diabetes Care, Inc. (a)(b)	319	8,221
TearLab Corp. (a)(b)	1,097	10,246
Thoratec Corp. (b)	2,165	79,239
Tornier NV (b)	987	18,546
Unilife Corp. (a)(b)	3,642	16,025
Utah Medical Products, Inc.	126	7,202
Vascular Solutions, Inc. (b)	628	14,538
Veracyte, Inc. (a)(b)	111	1,609
Volcano Corp. (a)(b)	2,063	45,077
West Pharmaceutical Services, Inc.	2,561	125,643
Wright Medical Group, Inc. (b)	1,528	46,925
Zeltiq Aesthetics, Inc. (a)(b)	666	12,594

		2,232,524

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)(b)	1,282	60,677
Accretive Health, Inc. (a)(b)	2,225	20,381
Addus HomeCare Corp. (a)(b)	198	4,445
Air Methods Corp. (a)(b)	1,471	85,803
Alliance HealthCare Services, Inc. (a)(b)	180	4,453
Almost Family, Inc. (a)(b)	306	9,893
Amedisys, Inc. (a)(b)	1,186	17,351
AMN Healthcare Services, Inc. (b)	1,741	25,593
AmSurg Corp. (b)	1,204	55,288
athenahealth, Inc. (a)(b)	1,369	184,130
Bio-Reference Laboratories, Inc. (a)(b)	918	23,446
BioScrip, Inc. (a)(b)	2,207	16,332
Capital Senior Living Corp. (a)(b)	1,078	25,861
Centene Corp. (a)(b)	1,995	117,605
Chemed Corp. (a)	615	47,121
Chindex International, Inc. (a)(b)	451	7,861
Corvel Corp. (b)	432	20,174
Cross Country Healthcare, Inc. (a)(b)	1,024	10,220
Emeritus Corp. (b)	1,525	32,986
ExamWorks Group, Inc. (a)(b)	1,147	34,261
Five Star Quality Care, Inc. (b)	1,618	8,883
Gentiva Health Services, Inc. (a)(b)	1,186	14,718
Hanger, Inc. (a)(b)	1,312	51,614
HealthSouth Corp. (a)	3,301	109,989
Healthways, Inc. (a)(b)	1,294	19,863
HMS Holdings Corp. (a)(b)	3,318	75,418
IPC The Hospitalist Co. (a)(b)	630	37,416
Kindred Healthcare, Inc. (a)	2,045	40,368
Landauer, Inc. (a)	360	18,940
LHC Group, Inc. (b)	450	10,818
Magellan Health Services, Inc. (b)	1,024	61,348
Molina Healthcare, Inc. (a)(b)	1,075	37,356
MWI Veterinary Supply, Inc. (a)(b)	487	83,077
National Healthcare Corp. (a)	412	22,211
National Research Corp. (Class A) (a)(b)	376	7,076

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Owens & Minor, Inc. (a)	2,335	$85,368
PharMerica Corp. (a)(b)	1,114	23,951
Select Medical Holdings Corp. (a)	1,834	21,293
Skilled Healthcare Group, Inc. (Class A) (a)(b)	754	3,627
Surgical Care Affiliates, Inc. (b)	324	11,288
Team Health Holdings, Inc. (b)	2,545	115,925
The Ensign Group, Inc. (a)	736	32,583
The Providence Service Corp. (a)(b)	396	10,185
Triple-S Management Corp. (Class B) (b)	898	17,457
Universal American Corp.	1,455	10,622
US Physical Therapy, Inc. (a)	450	15,867
USMD Holdings, Inc. (a)(b)	36	724
WellCare Health Plans, Inc. (a)(b)	1,574	110,841

		1,862,707

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc. (a)	414	25,589
MedAssets, Inc. (b)	2,300	45,609
Medidata Solutions, Inc. (b)	2,011	121,806
Merge Healthcare, Inc. (b)	2,462	5,712
Omnicell, Inc. (a)(b)	1,294	33,036
Vocera Communications, Inc. (a)(b)	792	12,363

		244,115

HOTELS, RESTAURANTS & LEISURE — 2.8%
AFC Enterprises, Inc. (b)	898	34,573
Biglari Holdings, Inc. (b)	59	29,892
BJ’s Restaurants, Inc. (a)(b)	934	29,010
Bloomin’ Brands, Inc. (a)(b)	2,084	50,037
Bob Evans Farms, Inc. (a)	1,061	53,676
Boyd Gaming Corp. (b)	2,625	29,558
Bravo Brio Restaurant Group, Inc. (b)	738	12,007
Buffalo Wild Wings, Inc. (a)(b)	694	102,157
Caesars Entertainment Corp. (a)(b)	1,619	34,873
Carrols Restaurant Group, Inc. (b)	898	5,936
CEC Entertainment, Inc.	666	29,490
Churchill Downs, Inc. (a)	524	46,977
Chuy’s Holdings, Inc. (a)(b)	612	22,044
ClubCorp Holdings, Inc. (a)	643	11,407
Cracker Barrel Old Country Store, Inc. (a)	723	79,581
Del Frisco’s Restaurant Group, Inc. (a)(b)	396	9,334
Denny’s Corp. (b)	3,465	24,913
Diamond Resorts International, Inc. (a)(b)	659	12,165
DineEquity, Inc. (a)	628	52,469
Diversified Restaurant Holdings, Inc. (a)(b)	409	1,951
Einstein Noah Restaurant Group, Inc.	250	3,625
Fiesta Restaurant Group, Inc. (a)(b)	759	39,650
Ignite Restaurant Group, Inc. (a)(b)	270	3,375
International Speedway Corp. (Class A) (a)	1,057	37,513
Interval Leisure Group, Inc.	1,491	46,072
Isle of Capri Casinos, Inc. (b)	792	7,128
Jack in the Box, Inc. (a)(b)	1,625	81,282
Jamba, Inc. (a)(b)	630	7,831
Krispy Kreme Doughnuts, Inc. (a)(b)	2,477	47,781
Life Time Fitness, Inc. (a)(b)	1,571	73,837
Luby’s, Inc. (a)(b)	754	5,821
Marcus Corp.	700	9,408
Marriott Vacations Worldwide Corp. (b)	1,040	54,870
Monarch Casino & Resort, Inc. (a)(b)	324	6,506
Morgans Hotel Group Co. (a)(b)	1,006	8,179
Multimedia Games Holding Co., Inc. (b)	1,095	34,339
Nathan’s Famous, Inc. (b)	108	5,444
Noodles & Co. (b)	231	8,298
Orient-Express Hotels, Ltd. (Class A) (b)	3,612	54,577
Papa John’s International, Inc. (a)	1,220	55,388
Pinnacle Entertainment, Inc. (a)(b)	2,207	57,360
Potbelly Corp. (b)	218	5,293
Red Robin Gourmet Burgers, Inc. (b)	538	39,565
Ruby Tuesday, Inc. (a)(b)	2,300	15,939
Ruth’s Hospitality Group, Inc.	1,348	19,155
Scientific Games Corp. (Class A) (b)	1,798	30,440
Sonic Corp. (a)(b)	2,120	42,803
Speedway Motorsports, Inc.	432	8,575
Texas Roadhouse, Inc. (a)	2,354	65,441
The Cheesecake Factory, Inc.	2,019	97,457
Town Sports International Holdings, Inc.	900	13,284
Vail Resorts, Inc. (a)	1,286	96,746

		1,755,032

HOUSEHOLD DURABLES — 1.1%
Bassett Furniture Industries, Inc.	412	6,295
Beazer Homes USA, Inc. (b)	952	23,248
Blyth, Inc. (a)	357	3,884
Cavco Industries, Inc. (a)(b)	268	18,412
CSS Industries, Inc.	324	9,292
Ethan Allen Interiors, Inc. (a)	934	28,412
EveryWare Global, Inc. (b)	375	3,105
Flexsteel Industries, Inc. (a)	180	5,531
Helen of Troy, Ltd. (a)(b)	1,204	59,610
Hooker Furniture Corp. (a)	412	6,872
Hovnanian Enterprises, Inc. (Class A) (a)(b)	4,273	28,287
iRobot Corp. (a)(b)	1,067	37,100
KB Home (a)	3,159	57,747
La-Z-Boy, Inc. (a)	1,976	61,256
LGI Homes, Inc. (b)	319	5,675
Libbey, Inc. (b)	790	16,590
Lifetime Brands, Inc. (a)	378	5,946
M.D.C. Holdings, Inc. (a)	1,474	47,522
M/I Homes, Inc. (a)(b)	916	23,312
Meritage Homes Corp. (b)	1,366	65,554
NACCO Industries, Inc. (Class A)	180	11,194
Skullcandy, Inc. (a)(b)	682	4,917
Standard Pacific Corp. (a)(b)	5,589	50,581
The Ryland Group, Inc. (a)	1,749	75,924
TRI Pointe Homes, Inc. (b)	558	11,121
UCP, Inc. (Class A) (a)(b)	307	4,495
Universal Electronics, Inc. (a)(b)	571	21,761

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

WCI Communities, Inc. (a)(b)	267	$5,097
William Lyon Homes (Class A) (b)	520	11,513
Zagg, Inc. (a)(b)	1,165	5,068

		715,321

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,582	10,678
Harbinger Group, Inc. (a)(b)	1,240	14,694
Oil-Dri Corp. of America	180	6,811
Orchids Paper Products Co. (a)	232	7,619
Spectrum Brands Holdings, Inc. (a)	813	57,357
WD-40 Co.	589	43,987

		141,146

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Atlantic Power Corp.	4,525	15,747
Dynegy, Inc. (a)(b)	3,675	79,086
Genie Energy, Ltd. (Class B) (b)	486	4,962
Ormat Technologies, Inc.	666	18,122
Pattern Energy Group, Inc.	639	19,368

		137,285

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc. (a)	1,324	54,469

INSURANCE — 2.5%
Ambac Financial Group, Inc. (b)	1,703	41,826
American Equity Investment Life Holding Co. (a)	2,423	63,919
AMERISAFE, Inc. (a)	700	29,568
Amtrust Financial Services, Inc. (a)	1,167	38,149
Argo Group International Holdings, Ltd.	1,024	47,606
Baldwin & Lyons, Inc. (Class B) (a)	342	9,343
Blue Capital Reinsurance Holdings, Ltd. (b)	213	3,913
Citizens, Inc. (a)(b)	1,636	14,315
CNO Financial Group, Inc.	8,408	148,738
Crawford & Co. (Class B) (a)	988	9,129
Donegal Group, Inc. (Class A)	286	4,547
Eastern Insurance Holdings, Inc. (a)	247	6,049
eHealth, Inc. (a)(b)	704	32,729
EMC Insurance Group, Inc.	162	4,960
Employers Holdings, Inc.	1,168	36,967
Enstar Group, Ltd. (b)	361	50,147
FBL Financial Group, Inc. (Class A)	340	15,229
First American Financial Corp. (a)	3,971	111,982
Fortegra Financial Corp. (a)(b)	234	1,935
Global Indemnity PLC (b)	326	8,248
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,060	35,733
Hallmark Financial Services, Inc. (b)	538	4,780
HCI Group, Inc.	356	19,046
Health Insurance Innovations, Inc. (Class A) (b)	180	1,820
Hilltop Holdings, Inc. (b)	2,336	54,032
Horace Mann Educators Corp. (a)	1,492	47,058
Independence Holding Co. (a)	304	4,101
Infinity Property & Casualty Corp. (a)	432	30,996
Investors Title Co.	54	4,373
Kansas City Life Insurance Co.	144	6,875
Maiden Holdings, Ltd. (a)	1,883	20,581
Meadowbrook Insurance Group, Inc. (a)	1,885	13,120
Montpelier Re Holdings, Ltd. (a)	1,664	48,422
National Interstate Corp.	252	5,796
National Western Life Insurance Co. (Class A)	90	20,120
OneBeacon Insurance Group, Ltd. (Class A)	859	13,589
Platinum Underwriters Holdings, Ltd.	1,116	68,388
Primerica, Inc.	2,155	92,471
RLI Corp. (a)	808	78,683
Safety Insurance Group, Inc. (a)	486	27,362
Selective Insurance Group, Inc.	2,099	56,799
State Auto Financial Corp. (a)	558	11,852
Stewart Information Services Corp. (a)	808	26,074
Symetra Financial Corp.	3,074	58,283
The Navigators Group, Inc. (b)	394	24,885
The Phoenix Cos., Inc. (b)	216	13,262
Third Point Reinsurance, Ltd. (b)	944	17,492
Tower Group International, Ltd. (a)	2,171	7,338
United Fire Group, Inc.	774	22,183
Universal Insurance Holdings, Inc. (a)	1,001	14,494

		1,529,307

INTERNET & CATALOG RETAIL — 0.4%
1-800-FLOWERS.COM, Inc. (Class A) (b)	970	5,248
Blue Nile, Inc. (a)(b)	468	22,038
FTD Cos., Inc. (a)(b)	700	22,806
HSN, Inc. (a)	1,276	79,495
NutriSystem, Inc. (a)	1,078	17,722
Orbitz Worldwide, Inc. (a)(b)	900	6,462
Overstock.com, Inc. (b)	416	12,809
PetMed Express, Inc. (a)	756	12,572
RetailMeNot, Inc. (a)(b)	355	10,221
Shutterfly, Inc. (a)(b)	1,442	73,441
ValueVision Media, Inc. (Class A) (a)(b)	1,487	10,394
Vitacost.com, Inc. (b)	828	4,794

		278,002

INTERNET SOFTWARE & SERVICES — 3.1%
Angie’s List, Inc. (a)(b)	1,597	24,195
Bankrate, Inc. (a)(b)	1,744	31,287
Bazaarvoice, Inc. (a)(b)	1,814	14,367
Benefitfocus, Inc. (a)(b)	211	12,183
Blucora, Inc. (a)(b)	1,546	45,081
Brightcove, Inc. (b)	1,060	14,988
Carbonite, Inc. (b)	450	5,323
ChannelAdvisor Corp. (a)(b)	232	9,677
Chegg, Inc. (b)	431	3,668
comScore, Inc. (a)(b)	1,348	38,566
Constant Contact, Inc. (a)(b)	1,165	36,197
Cornerstone OnDemand, Inc. (a)(b)	1,533	81,770
CoStar Group, Inc. (a)(b)	1,064	196,393
Cvent, Inc. (b)	246	8,952
Dealertrack Technologies, Inc. (b)	1,592	76,543

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Demand Media, Inc. (a)(b)	1,366	$7,882
Demandware, Inc. (a)(b)	615	39,434
Dice Holdings, Inc. (b)	1,523	11,042
Digital River, Inc. (b)	1,326	24,531
E2open, Inc. (a)(b)	558	13,342
EarthLink, Inc. (a)	3,895	19,748
eGain Corp. (b)	486	4,977
Endurance International Group Holdings, Inc. (b)	746	10,578
Envestnet, Inc. (a)(b)	846	34,094
Global Eagle Entertainment, Inc. (a)(b)	810	12,045
Gogo, Inc. (a)(b)	407	10,098
Internap Network Services Corp. (a)(b)	2,027	15,243
IntraLinks Holdings, Inc. (a)(b)	1,453	17,596
j2 Global, Inc. (a)	1,739	86,967
Limelight Networks, Inc. (b)	2,014	3,988
Liquidity Services, Inc. (a)(b)	934	21,164
LivePerson, Inc. (a)(b)	2,081	30,840
LogMeIn, Inc. (a)(b)	916	30,732
Marchex, Inc. (Class B) (a)	862	7,456
Marin Software, Inc. (b)	342	3,502
Marketo, Inc. (a)(b)	268	9,935
Millennial Media, Inc. (a)(b)	1,330	9,669
Monster Worldwide, Inc. (a)(b)	3,675	26,203
Move, Inc. (a)(b)	1,509	24,129
Net Element International, Inc. (a)(b)	90	393
NIC, Inc.	2,444	60,782
OpenTable, Inc. (b)	862	68,417
Perficient, Inc. (a)(b)	1,258	29,462
QuinStreet, Inc. (a)(b)	1,186	10,306
RealNetworks, Inc. (b)	844	6,372
Reis, Inc. (a)(b)	319	6,134
Responsys, Inc. (b)	1,384	37,935
Rocket Fuel, Inc. (a)(b)	110	6,764
SciQuest, Inc. (b)	862	24,550
Shutterstock, Inc. (a)(b)	286	23,918
Spark Networks, Inc. (a)(b)	664	4,090
SPS Commerce, Inc. (b)	574	37,482
Stamps.com, Inc. (a)(b)	486	20,461
support.com, Inc. (a)(b)	1,907	7,228
TechTarget, Inc. (a)(b)	532	3,650
Textura Corp. (b)	209	6,257
Travelzoo, Inc. (a)(b)	304	6,481
Tremor Video, Inc. (b)	312	1,810
Trulia, Inc. (a)(b)	1,043	36,787
United Online, Inc. (a)	502	6,908
Unwired Planet, Inc. (b)	3,705	5,113
ValueClick, Inc. (a)(b)	2,456	57,397
VistaPrint NV (b)	1,241	70,551
Vocus, Inc. (a)(b)	702	7,996
Web.com Group, Inc. (a)(b)	1,582	50,292
WebMD Health Corp. (a)(b)	1,021	40,329
Wix.com, Ltd. (b)	217	5,826
XO Group, Inc. (b)	1,006	14,949
Xoom Corp. (a)(b)	302	8,266
Yelp, Inc. (a)(b)	1,135	78,258
YuMe, Inc. (a)(b)	224	1,669
Zillow, Inc. (Class A) (a)(b)	881	72,004
Zix Corp. (a)(b)	2,336	10,652

		1,903,874

IT SERVICES — 2.2%
Acxiom Corp. (a)(b)	2,754	101,843
Blackhawk Network Holdings, Inc. (a)(b)	432	10,912
CACI International, Inc. (Class A) (a)(b)	799	58,503
Cardtronics, Inc. (b)	1,643	71,388
Cass Information Systems, Inc. (a)	394	26,536
CIBER, Inc. (b)	2,817	11,662
Computer Task Group, Inc. (a)	589	11,132
Convergys Corp. (a)	3,967	83,505
CSG Systems International, Inc. (a)	1,276	37,514
EPAM Systems, Inc. (b)	826	28,861
Euronet Worldwide, Inc. (b)	1,885	90,197
EVERTEC, Inc. (a)	1,114	27,471
ExlService Holdings, Inc. (a)(b)	1,237	34,166
Forrester Research, Inc. (a)	468	17,906
Global Cash Access Holdings, Inc. (b)	2,498	24,955
Heartland Payment Systems, Inc. (a)	1,318	65,689
Higher One Holdings, Inc. (a)(b)	1,186	11,575
iGate Corp. (a)(b)	1,312	52,690
Lionbridge Technologies, Inc. (b)	2,194	13,076
Luxoft Holding, Inc. (b)	189	7,178
ManTech International Corp. (Class A) (a)	898	26,877
MAXIMUS, Inc.	2,593	114,066
ModusLink Global Solutions, Inc. (a)(b)	1,401	8,028
MoneyGram International, Inc. (b)	808	16,790
Planet Payment, Inc. (b)	1,600	4,448
PRGX Global, Inc. (b)	1,093	7,345
Sapient Corp. (a)(b)	4,165	72,305
ServiceSource International, Inc. (b)	2,300	19,274
Sykes Enterprises, Inc. (a)(b)	1,487	32,432
Syntel, Inc.	605	55,025
TeleTech Holdings, Inc. (b)	754	18,051
The Hackett Group, Inc. (a)	985	6,117
Unisys Corp. (a)(b)	1,669	56,028
Virtusa Corp. (a)(b)	772	29,406
WEX, Inc. (a)(b)	1,473	145,871

		1,398,822

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Arctic Cat, Inc.	502	28,604
Black Diamond, Inc. (a)(b)	861	11,477
Brunswick Corp. (a)	3,424	157,709
Callaway Golf Co.	2,678	22,576
JAKKS Pacific, Inc. (a)	720	4,846
Johnson Outdoors, Inc. (Class A)	180	4,851
Leapfrog Enterprises, Inc. (a)(b)	2,407	19,112
Marine Products Corp.	396	3,980
Nautilus, Inc. (a)(b)	1,168	9,846
Smith & Wesson Holding Corp. (a)(b)	2,174	29,327
Sturm Ruger & Co, Inc.	735	53,721

		346,049

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Accelerate Diagnostics, Inc. (a)(b)	412	$5,026
Affymetrix, Inc. (b)	2,678	22,951
Albany Molecular Research, Inc. (a)(b)	880	8,870
Cambrex Corp. (a)(b)	1,132	20,184
Fluidigm Corp. (a)(b)	954	36,557
Furiex Pharmaceuticals, Inc. (a)(b)	252	10,587
Harvard Bioscience, Inc. (a)(b)	967	4,545
Luminex Corp. (a)(b)	1,404	27,238
NeoGenomics, Inc. (b)	1,240	4,489
Pacific Biosciences of California, Inc. (a)(b)	1,797	9,398
PAREXEL International Corp. (b)	2,100	94,878
Sequenom, Inc. (a)(b)	4,345	10,167

		254,890

MACHINERY — 3.3%
Accuride Corp. (a)(b)	1,510	5,632
Actuant Corp. (Class A) (a)	2,774	101,639
Alamo Group, Inc.	270	16,386
Albany International Corp. (Class A)	1,060	38,086
Altra Industrial Motion Corp. (a)	1,024	35,041
American Railcar Industries, Inc. (a)	360	16,470
Ampco-Pittsburgh Corp.	322	6,263
Astec Industries, Inc. (a)	772	29,822
Barnes Group, Inc. (a)	2,030	77,769
Blount International, Inc. (a)(b)	1,852	26,798
Briggs & Stratton Corp. (a)	1,816	39,516
Chart Industries, Inc. (a)(b)	1,152	110,177
CIRCOR International, Inc.	664	53,638
CLARCOR, Inc. (a)	1,815	116,795
Columbus McKinnon Corp. (b)	736	19,975
Commercial Vehicle Group, Inc. (a)(b)	900	6,543
Douglas Dynamics, Inc. (a)	844	14,196
Dynamic Materials Corp. (a)	520	11,305
Energy Recovery, Inc. (a)(b)	1,670	9,285
EnPro Industries, Inc. (b)	790	45,544
ESCO Technologies, Inc. (a)	1,003	34,363
Federal Signal Corp. (b)	2,354	34,486
Flow International Corp. (a)(b)	1,831	7,397
Freightcar America, Inc. (a)	450	11,979
Global Brass & Copper Holdings, Inc. (a)	306	5,064
Graham Corp.	378	13,718
Hardinge, Inc.	448	6,483
Hurco Cos., Inc. (a)	250	6,253
Hyster-Yale Materials Handling, Inc.	396	36,891
John Bean Technologies Corp.	1,096	32,146
Kadant, Inc.	427	17,302
L.B. Foster Co. (Class A) (a)	378	17,876
Lindsay Corp. (a)	488	40,382
Lydall, Inc. (b)	646	11,383
Manitex International, Inc. (a)(b)	508	8,067
Meritor, Inc. (b)	3,681	38,393
Middleby Corp. (a)(b)	699	167,739
Miller Industries, Inc. (a)	430	8,011
Mueller Industries, Inc. (a)	1,060	66,791
Mueller Water Products, Inc. (Class A)	5,963	55,873
NN, Inc.	646	13,043
Omega Flex, Inc. (a)	108	2,210
PMFG, Inc. (a)(b)	790	7,150
Proto Labs, Inc. (b)	646	45,982
RBC Bearings, Inc. (a)(b)	867	61,340
Rexnord Corp. (a)(b)	1,149	31,034
Standex International Corp. (a)	484	30,434
Sun Hydraulics Corp. (a)	808	32,991
Tecumseh Products Co. (Class A) (a)(b)	700	6,335
Tennant Co. (a)	700	47,467
The Exone Co. (b)	252	15,236
The Gorman-Rupp Co.	716	23,936
The Greenbrier Cos., Inc. (a)(b)	918	30,147
Titan International, Inc. (a)	2,014	36,212
TriMas Corp. (b)	1,699	67,773
Twin Disc, Inc. (a)	306	7,922
Wabash National Corp. (a)(b)	2,587	31,949
Watts Water Technologies, Inc. (Class A)	1,078	66,696
Woodward, Inc.	2,550	116,306
Xerium Technologies, Inc. (a)(b)	414	6,827

		2,082,467

MARINE — 0.1%
International Shipholding Corp.	216	6,372
Matson, Inc. (a)	1,613	42,115
Ultrapetrol Bahamas, Ltd. (b)	808	3,022

		51,509

MEDIA — 1.5%
AH Belo Corp. (Class A) (a)	718	5,363
Beasley Broadcasting Group, Inc. (Class A) (a)	162	1,414
Carmike Cinemas, Inc. (a)(b)	864	24,054
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,893	11,109
Crown Media Holdings, Inc. (Class A) (a)(b)	1,312	4,631
Cumulus Media, Inc. (Class A) (b)	3,536	27,333
Daily Journal Corp. (a)(b)	36	6,660
Dex Media, Inc. (b)	646	4,380
Digital Generation, Inc. (a)(b)	916	11,679
Entercom Communications Corp. (Class A) (b)	900	9,459
Entravision Communications Corp. (Class A) (a)	2,083	12,686
Global Sources, Ltd. (b)	718	5,837
Gray Television, Inc. (a)(b)	1,901	28,287
Harte-Hanks, Inc.	1,618	12,653
Hemisphere Media Group, Inc. (b)	324	3,846
Journal Communications, Inc. (Class A) (b)	1,667	15,520
Live Nation Entertainment, Inc. (a)(b)	5,238	103,503
Loral Space & Communications, Inc. (a)(b)	517	41,867
Martha Stewart Living Omnimedia, Inc. (Class A) (b)	1,086	4,561
MDC Partners, Inc. (Class A)	1,427	36,403
Media General, Inc. (Class A) (a)(b)	738	16,679

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Meredith Corp. (a)	1,348	$69,826
National CineMedia, Inc. (a)	2,160	43,114
Nexstar Broadcasting Group, Inc. (Class A)	1,113	62,028
ReachLocal, Inc. (b)	396	5,033
Reading International, Inc. (Class A) (b)	664	4,973
Rentrak Corp. (a)(b)	396	15,004
Saga Communications, Inc. (Class A) (a)	207	10,412
Salem Communications Corp. (Class A) (a)	394	3,428
Scholastic Corp. (a)	1,003	34,112
SFX Entertainment, Inc. (a)(b)	642	7,704
Sinclair Broadcast Group, Inc. (Class A) (a)	2,593	92,648
The E.W. Scripps Co. (Class A) (b)	1,185	25,738
The McClatchy Co. (Class A) (b)	2,297	7,810
The New York Times Co. (Class A) (a)	4,869	77,271
Valassis Communications, Inc. (a)	1,469	50,313
World Wrestling Entertainment, Inc. (Class A) (a)	1,080	17,906

		915,244

METALS & MINING — 1.4%
A.M. Castle & Co. (a)(b)	664	9,807
AK Steel Holding Corp. (a)(b)	5,139	42,140
Allied Nevada Gold Corp. (a)(b)	3,918	13,909
AMCOL International Corp. (a)	1,057	35,917
Century Aluminum Co. (a)(b)	1,940	20,292
Coeur Mines, Inc. (a)(b)	3,828	41,534
Commercial Metals Co.	4,417	89,798
General Moly, Inc. (b)	2,171	2,909
Globe Specialty Metals, Inc. (a)	2,428	43,728
Gold Resource Corp. (a)	1,257	5,694
Handy & Harman, Ltd. (b)	198	4,794
Haynes International, Inc. (a)	471	26,018
Hecla Mining Co. (a)	12,560	38,685
Horsehead Holding Corp. (a)(b)	1,681	27,249
Kaiser Aluminum Corp. (a)	718	50,432
Materion Corp. (a)	774	23,878
Midway Gold Corp. (b)	4,237	3,432
Molycorp, Inc. (a)(b)	5,626	31,618
Noranda Aluminium Holding Corp.	1,276	4,198
Olympic Steel, Inc. (a)	342	9,911
Paramount Gold and Silver Corp. (a)(b)	5,207	4,852
RTI International Metals, Inc. (a)(b)	1,186	40,573
Schnitzer Steel Industries, Inc. (Class A) (a)	970	31,690
Stillwater Mining Co. (a)(b)	4,455	54,975
SunCoke Energy, Inc. (a)(b)	2,642	60,264
Universal Stainless & Alloy Products, Inc. (a)(b)	268	9,664
US Silica Holdings, Inc.	808	27,561
Walter Energy, Inc. (a)	2,358	39,213
Worthington Industries, Inc.	2,002	84,244

		878,979

MULTI-UTILITIES — 0.3%
Avista Corp. (a)	2,263	63,794
Black Hills Corp. (a)	1,621	85,119
NorthWestern Corp. (a)	1,433	62,077

		210,990

MULTILINE RETAIL — 0.1%
Burlington Stores, Inc. (b)	532	17,024
Fred’s, Inc. (Class A) (a)	1,384	25,632
Gordmans Stores, Inc.	340	2,608
The Bon-Ton Stores, Inc. (a)	504	8,205
Tuesday Morning Corp. (a)(b)	1,618	25,823

		79,292

OIL, GAS & CONSUMABLE FUELS — 3.7%
Abraxas Petroleum Corp. (a)(b)	3,105	10,184
Adams Resources & Energy, Inc.	72	4,932
Alon USA Energy, Inc. (a)	880	14,555
Alpha Natural Resources, Inc. (a)(b)	8,334	59,505
Amyris, Inc. (a)(b)	988	5,226
Apco Oil and Gas International, Inc. (b)	342	5,332
Approach Resources, Inc. (a)(b)	1,312	25,308
Arch Coal, Inc. (a)	8,010	35,644
Athlon Energy, Inc. (a)(b)	692	20,933
Bill Barrett Corp. (a)(b)	1,834	49,114
Bonanza Creek Energy, Inc. (a)(b)	1,114	48,426
BPZ Resources, Inc. (a)(b)	4,453	8,104
Callon Petroleum Co. (b)	1,509	9,854
Carrizo Oil & Gas, Inc. (a)(b)	1,638	73,333
Clayton Williams Energy, Inc. (b)	245	20,078
Clean Energy Fuels Corp. (a)(b)	2,570	33,102
Cloud Peak Energy, Inc. (b)	2,299	41,382
Comstock Resources, Inc. (a)	1,816	33,215
Contango Oil & Gas Co. (b)	557	26,324
Crosstex Energy, Inc.	1,798	65,016
Delek US Holdings, Inc.	1,402	48,243
Diamondback Energy, Inc. (b)	738	39,011
Emerald Oil, Inc. (b)	2,140	16,392
Endeavour International Corp. (a)(b)	1,780	9,345
Energy XXI Bermuda, Ltd. (a)	2,997	81,099
EPL Oil & Gas, Inc. (a)(b)	1,132	32,262
Equal Energy, Ltd.	1,348	7,198
Evolution Petroleum Corp.	646	7,972
EXCO Resources, Inc. (a)	5,121	27,192
Forest Oil Corp. (b)	4,507	16,270
Frontline, Ltd. (a)(b)	1,942	7,263
FX Energy, Inc. (a)(b)	2,014	7,371
GasLog, Ltd.	969	16,560
Gastar Exploration, Ltd. (b)	2,125	14,705
Goodrich Petroleum Corp. (a)(b)	1,186	20,186
Green Plains Renewable Energy, Inc. (a)	952	18,459
Halcon Resources Corp. (a)(b)	8,755	33,794
Hallador Energy Co. (a)	324	2,611
Isramco, Inc. (b)	36	4,574
Jones Energy, Inc. (Class A) (a)(b)	406	5,879
KiOR, Inc. (Class A) (a)(b)	1,654	2,779
Knightsbridge Tankers, Ltd.	1,100	10,109
Kodiak Oil & Gas Corp. (a)(b)	10,056	112,728

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

L&L Energy, Inc. (a)(b)	1,132	$1,902
Magnum Hunter Resources Corp. (a)(b)	6,485	47,405
Matador Resources Co. (a)(b)	2,209	41,176
Midstates Petroleum Co., Inc. (a)(b)	1,258	8,328
Miller Energy Resources, Inc. (b)	1,150	8,096
Nordic American Tanker Shipping, Ltd. (a)	2,514	24,386
Northern Oil and Gas, Inc. (a)(b)	2,408	36,289
Panhandle Oil & Gas, Inc. (Class A) (a)	268	8,954
PDC Energy, Inc. (a)(b)	1,349	71,794
Penn Virginia Corp. (b)	2,084	19,652
PetroQuest Energy, Inc. (a)(b)	2,155	9,310
Quicksilver Resources, Inc. (a)(b)	4,705	14,444
Renewable Energy Group, Inc. (a)(b)	792	9,076
Rentech, Inc. (a)(b)	8,532	14,931
Resolute Energy Corp. (a)(b)	2,552	23,045
REX American Resources Corp. (a)(b)	198	8,853
Rex Energy Corp. (a)(b)	1,708	33,665
Rosetta Resources, Inc. (a)(b)	2,254	108,282
Sanchez Energy Corp. (a)(b)	1,448	35,490
Scorpio Tankers, Inc. (a)	6,976	82,247
SemGroup Corp.(Class A) (a)	1,525	99,476
Ship Finance International, Ltd. (a)	2,130	34,889
Solazyme, Inc. (a)(b)	1,800	19,602
Stone Energy Corp. (b)	1,886	65,237
Swift Energy Co. (a)(b)	1,636	22,086
Synergy Resources Corp. (b)	1,945	18,011
Targa Resources Corp.	1,171	103,247
Teekay Tankers, Ltd.	2,351	9,239
Triangle Petroleum Corp. (a)(b)	2,596	21,599
Ur-Energy, Inc. (b)	4,581	6,322
Uranium Energy Corp. (a)(b)	3,231	6,462
VAALCO Energy, Inc. (a)(b)	2,189	15,082
W&T Offshore, Inc. (a)	1,312	20,992
Warren Resources, Inc. (a)(b)	2,750	8,635
Western Refining, Inc. (a)	2,047	86,813
Westmoreland Coal Co. (b)	448	8,642
ZaZa Energy Corp. (b)	1,402	1,340

		2,286,568

PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co. (a)(b)	472	13,915
Clearwater Paper Corp. (b)	741	38,902
Deltic Timber Corp. (a)	451	30,641
KapStone Paper and Packaging Corp. (b)	1,551	86,639
Louisiana-Pacific Corp. (a)(b)	5,278	97,696
Neenah Paper, Inc. (a)	609	26,047
P.H. Glatfelter Co.	1,618	44,721
Resolute Forest Products, Inc. (b)	2,639	42,277
Schweitzer-Mauduit International, Inc.	1,186	61,043
Wausau Paper Corp. (a)	1,867	23,674

		465,555

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (b)	970	34,386
Inter Parfums, Inc. (a)	612	21,916
Lifevantage Corp. (b)	4,268	7,042
Medifast, Inc. (b)	522	13,640
Nature’s Sunshine Products, Inc. (a)	414	7,170
Nutraceutical International Corp. (b)	324	8,677
Revlon, Inc. (Class A) (b)	430	10,733
Star Scientific, Inc. (a)(b)	6,287	7,293
Synutra International, Inc. (b)	648	5,754
The Female Health Co. (a)	826	7,021
USANA Health Sciences, Inc. (a)(b)	232	17,535

		141,167

PHARMACEUTICALS — 1.6%
AcelRx Pharmaceuticals, Inc. (a)(b)	897	10,145
Aerie Pharmaceuticals, Inc. (b)	216	3,879
Akorn, Inc. (a)(b)	2,192	53,989
Alimera Sciences, Inc. (a)(b)	645	3,038
Ampio Pharmaceuticals, Inc. (a)(b)	1,140	8,128
Aratana Therapeutics, Inc. (a)(b)	261	4,985
Auxilium Pharmaceuticals, Inc. (b)	1,865	38,680
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	5,477	18,403
BioDelivery Sciences International, Inc. (a)(b)	1,132	6,668
Cadence Pharmaceuticals, Inc. (a)(b)	2,333	21,114
Cempra, Inc. (a)(b)	774	9,590
Corcept Therapeutics, Inc. (a)(b)	2,011	6,475
Cornerstone Therapeutics, Inc. (a)(b)	340	3,227
DepoMed, Inc. (a)(b)	2,135	22,588
Endocyte, Inc. (a)(b)	1,150	12,294
Hi-Tech Pharmacal Co., Inc. (b)	414	17,963
Horizon Pharma, Inc. (a)(b)	1,942	14,798
Impax Laboratories, Inc. (a)(b)	2,587	65,037
Lannett Co., Inc. (a)(b)	763	25,255
Nektar Therapeutics (a)(b)	4,363	49,520
Omeros Corp. (b)	1,131	12,769
Omthera Pharmaceutical, Inc.	24	0
Pacira Pharmaceuticals, Inc. (b)	1,042	59,905
Pernix Therapeutics Holdings (a)(b)	664	1,673
Pozen, Inc. (a)(b)	1,023	8,225
Prestige Brands Holdings, Inc. (b)	1,890	67,662
Questcor Pharmaceuticals, Inc. (a)	1,963	106,885
Relypsa, Inc. (a)(b)	213	5,325
Repros Therapeutics, Inc. (a)(b)	873	15,976
Sagent Pharmaceuticals, Inc. (a)(b)	728	18,477
Sciclone Pharmaceuticals, Inc. (a)(b)	2,045	10,307
Sucampo Pharmaceuticals, Inc. (Class A) (a)(b)	520	4,888
Supernus Pharmaceuticals, Inc. (b)	561	4,230
The Medicines Co. (b)	2,391	92,340
TherapeuticsMD, Inc. (b)	3,186	16,599
ViroPharma, Inc. (b)	2,515	125,373
VIVUS, Inc. (a)(b)	3,805	34,549
XenoPort, Inc. (b)	1,636	9,407
Zogenix, Inc. (b)	2,765	9,512

		999,878

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	1,852	26,928
Barrett Business Services, Inc.	272	25,225
CBIZ, Inc. (a)(b)	1,433	13,069

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CDI Corp.	538	$9,969
CRA International, Inc. (a)(b)	378	7,484
Exponent, Inc. (a)	502	38,875
Franklin Covey Co. (b)	342	6,799
FTI Consulting, Inc. (a)(b)	1,525	62,738
GP Strategies Corp. (b)	556	16,563
Heidrick & Struggles International, Inc. (a)	682	13,735
Huron Consulting Group, Inc. (b)	880	55,194
ICF International, Inc. (b)	738	25,616
Insperity, Inc. (a)	844	30,494
Kelly Services, Inc. (Class A) (a)	1,021	25,464
Kforce, Inc. (a)	1,024	20,951
Korn/Ferry International (b)	1,834	47,904
Mistras Group, Inc. (a)(b)	594	12,403
Navigant Consulting, Inc. (a)(b)	1,904	36,557
Odyssey Marine Exploration, Inc. (b)	2,989	6,038
On Assignment, Inc. (b)	1,726	60,272
Pendrell Corp. (b)	6,109	12,279
Resources Connection, Inc.	1,543	22,111
RPX Corp. (a)(b)	1,222	20,652
The Advisory Board Co. (a)(b)	1,348	85,827
The Corporate Executive Board Co.	1,276	98,801
TrueBlue, Inc. (b)	1,541	39,727
VSE Corp.	162	7,778
WageWorks, Inc. (a)(b)	877	52,129

		881,582

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Acadia Realty Trust	2,081	51,671
AG Mortgage Investment Trust, Inc. (a)	1,059	16,563
Agree Realty Corp.	505	14,655
Alexander’s, Inc. (a)	85	28,050
American Assets Trust, Inc. (a)	1,273	40,010
American Capital Mortgage Investment Corp. (a)	1,915	33,436
American Realty Capital Properties, Inc. (a)	5,819	74,832
American Residential Properties, Inc. (b)	520	8,923
AmREIT, Inc. (a)	748	12,566
Anworth Mortgage Asset Corp.	5,463	22,999
Apollo Commercial Real Estate Finance, Inc.	1,386	22,523
Apollo Residential Mortgage, Inc. (a)	1,204	17,795
Ares Commercial Real Estate Corp. (a)	818	10,716
Armada Hoffler Properties, Inc. (a)	718	6,663
ARMOUR Residential REIT, Inc.	14,119	56,617
Ashford Hospitality Prime, Inc.	465	8,463
Ashford Hospitality Trust, Inc.	2,328	19,276
Associated Estates Realty Corp.	2,180	34,989
Aviv REIT, Inc.	432	10,238
Campus Crest Communities, Inc. (a)	2,441	22,970
Capstead Mortgage Corp. (a)	3,609	43,597
Cedar Realty Trust, Inc. (a)	2,731	17,096
Chambers Street Properties (a)	8,967	68,598
Chatham Lodging Trust (a)	990	20,246
Chesapeake Lodging Trust (a)	1,834	46,382
Colony Financial, Inc. (a)	2,766	56,122
Coresite Realty Corp. (a)	789	25,398
Cousins Properties, Inc. (a)	6,349	65,395
CubeSmart	5,029	80,162
CyrusOne, Inc. (a)	720	16,078
CYS Investments, Inc.	6,591	48,839
DCT Industrial Trust, Inc.	10,976	78,259
DiamondRock Hospitality Co. (a)	7,382	85,262
DuPont Fabros Technology, Inc.	2,354	58,167
Dynex Capital, Inc. (a)	2,068	16,544
EastGroup Properties, Inc. (a)	1,150	66,619
Education Realty Trust, Inc.	4,309	38,005
Ellington Residential Mortgage REIT (a)	250	3,845
Empire State Realty Trust, Inc. (Class A)	2,973	45,487
EPR Properties (a)	1,957	96,206
Equity One, Inc. (a)	2,279	51,141
Excel Trust, Inc. (a)	1,811	20,627
FelCor Lodging Trust, Inc. (a)(b)	4,687	38,246
First Industrial Realty Trust, Inc. (a)	4,059	70,830
First Potomac Realty Trust (a)	2,212	25,726
Franklin Street Properties Corp.	3,396	40,582
Getty Realty Corp.	970	17,819
Gladstone Commercial Corp.	537	9,650
Glimcher Realty Trust (a)	5,459	51,096
Government Properties Income Trust (a)	2,065	51,315
Gramercy Property Trust, Inc. (a)(b)	2,245	12,909
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	558	7,790
Healthcare Realty Trust, Inc.	3,528	75,182
Hersha Hospitality Trust	7,650	42,610
Highwoods Properties, Inc. (a)	3,359	121,495
Hudson Pacific Properties, Inc. (a)	1,636	35,779
Inland Real Estate Corp. (a)	3,218	33,853
Invesco Mortgage Capital, Inc. (a)	5,103	74,912
Investors Real Estate Trust	3,809	32,681
iStar Financial, Inc. (a)(b)	3,213	45,850
JAVELIN Mortgage Investment Corp. (a)	504	7,021
Kite Realty Group Trust (a)	4,632	30,432
LaSalle Hotel Properties (a)	3,905	120,508
Lexington Realty Trust (a)	6,793	69,357
LTC Properties, Inc.	1,312	46,432
Medical Properties Trust, Inc. (a)	6,111	74,676
Monmouth Real Estate Investment Corp.(Class A)	1,606	14,599
National Health Investors, Inc. (a)	1,043	58,512
New Residential Investment Corp.	9,556	63,834
New York Mortgage Trust, Inc. (a)	2,407	16,825
NorthStar Realty Finance Corp. (a)	10,766	144,803
One Liberty Properties, Inc.	448	9,018
Parkway Properties, Inc.	1,587	30,619
Pebblebrook Hotel Trust	2,318	71,302
Pennsylvania Real Estate Investment Trust	2,569	48,760
PennyMac Mortgage Investment Trust	2,662	61,120
Physicians Realty Trust	487	6,204

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Potlatch Corp.	1,528	$63,779
PS Business Parks, Inc.	690	52,730
QTS Realty Trust, Inc. (Class A) (a)	430	10,655
RAIT Financial Trust (a)	2,642	23,699
Ramco-Gershenson Properties Trust (a)	2,262	35,604
Redwood Trust, Inc.	3,105	60,144
Resource Capital Corp. (a)	4,795	28,434
Retail Opportunity Investments Corp. (a)	2,715	39,965
Rexford Industrial Realty, Inc.	634	8,369
RLJ Lodging Trust	4,681	113,842
Rouse Properties, Inc. (a)	844	18,728
Ryman Hospitality Properties (a)	1,669	69,731
Sabra Healthcare REIT, Inc. (a)	1,402	36,648
Saul Centers, Inc.	290	13,842
Select Income REIT	831	22,221
Silver Bay Realty Trust Corp. (a)	576	9,210
Sovran Self Storage, Inc.	1,186	77,292
STAG Industrial, Inc. (a)	1,582	32,257
Strategic Hotels & Resorts, Inc. (b)	6,843	64,666
Summit Hotel Properties, Inc.	3,048	27,432
Sun Communities, Inc.	1,303	55,560
Sunstone Hotel Investors, Inc. (a)	6,755	90,517
Terreno Realty Corp.	955	16,904
UMH Properties, Inc. (a)	577	5,435
Universal Health Realty Income Trust	450	18,027
Urstadt Biddle Properties, Inc. (Class A) (a)	936	17,269
Washington Real Estate Investment Trust (a)	2,522	58,914
Western Asset Mortgage Capital Corp. (a)	916	13,630
Whitestone REIT	939	12,554
Winthrop Realty Trust (a)	1,180	13,039
ZAIS Financial Corp. (a)	216	3,462

		4,338,936

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc. (a)	1,577	65,808
Altisource Residential Corp. (a)	1,600	48,176
AV Homes, Inc. (a)(b)	360	6,541
Consolidated-Tomoka Land Co.	216	7,838
Forestar Group, Inc. (a)(b)	1,312	27,906
Kennedy-Wilson Holdings, Inc. (a)	2,155	47,949
RE/MAX Holdings, Inc. (Class A) (b)	424	13,598
Tejon Ranch Co. (a)(b)	522	19,189

		237,005

ROAD & RAIL — 0.5%
Arkansas Best Corp.	970	32,670
Celadon Group, Inc. (a)	756	14,727
Heartland Express, Inc. (a)	1,739	34,119
Knight Transportation, Inc. (a)	2,212	40,568
Marten Transport, Ltd.	880	17,767
Patriot Transportation Holding, Inc. (a)(b)	252	10,461
Quality Distribution, Inc. (a)(b)	792	10,161
Roadrunner Transportation Systems, Inc. (b)	698	18,811
Saia, Inc. (b)	916	29,358
Swift Transportation Co. (a)(b)	3,164	70,272
Universal Truckload Services, Inc.	198	6,041
Werner Enterprises, Inc. (a)	1,726	42,684
YRC Worldwide, Inc. (a)(b)	406	7,052

		334,691

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)(b)	1,476	33,741
Alpha & Omega Semiconductor, Ltd. (a)(b)	648	4,996
Ambarella, Inc. (b)	700	23,751
Amkor Technology, Inc. (a)(b)	2,618	16,048
Anadigics, Inc. (a)(b)	3,107	5,717
Applied Micro Circuits Corp. (a)(b)	2,766	37,009
ATMI, Inc. (b)	1,204	36,373
Axcelis Technologies, Inc. (b)	4,093	9,987
Brooks Automation, Inc. (a)	2,513	26,361
Cabot Microelectronics Corp. (b)	880	40,216
Cavium, Inc. (a)(b)	1,940	66,950
CEVA, Inc. (a)(b)	841	12,800
Cirrus Logic, Inc. (b)	2,390	48,828
Cohu, Inc. (a)	934	9,807
Cypress Semiconductor Corp. (a)(b)	5,549	58,265
Diodes, Inc. (b)	1,348	31,759
DSP Group, Inc. (b)	751	7,292
Entegris, Inc. (a)(b)	5,261	61,028
Entropic Communications, Inc. (a)(b)	3,378	15,910
Exar Corp. (b)	1,438	16,954
Formfactor, Inc. (a)(b)	2,032	12,233
GSI Technology, Inc. (b)	772	5,126
GT Advanced Technologies, Inc. (a)(b)	4,538	39,571
Hittite Microwave Corp. (b)	1,191	73,521
Inphi Corp. (b)	988	12,745
Integrated Device Technology, Inc. (a)(b)	4,975	50,695
Integrated Silicon Solution, Inc. (a)(b)	1,060	12,815
Intermolecular, Inc. (a)(b)	648	3,188
International Rectifier Corp. (a)(b)	2,623	68,382
Intersil Corp. (Class A)	4,797	55,022
IXYS Corp.	916	11,881
Kopin Corp. (a)(b)	2,498	10,542
Lattice Semiconductor Corp. (b)	4,363	24,040
LTX-Credence Corp. (a)(b)	1,796	14,350
M/A-COM Technology Solutions Holdings, Inc. (b)	396	6,728
MaxLinear, Inc. (Class A) (b)	880	9,178
Micrel, Inc. (a)	1,760	17,371
Microsemi Corp. (a)(b)	3,515	87,699
MKS Instruments, Inc.	1,996	59,760
Monolithic Power Systems, Inc. (a)(b)	1,384	47,970
MoSys, Inc. (a)(b)	1,777	9,809
Nanometrics, Inc. (a)(b)	877	16,707
NeoPhotonics Corp. (b)	756	5,337
NVE Corp. (b)	180	10,490

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

OmniVision Technologies, Inc. (a)(b)	2,032	$34,950
PDF Solutions, Inc. (a)(b)	952	24,390
Peregrine Semiconductor Corp. (a)(b)	1,003	7,432
Pericom Semiconductor Corp. (b)	862	7,637
Photronics, Inc. (a)(b)	2,297	20,742
PLX Technology, Inc. (b)	1,723	11,337
PMC-Sierra, Inc. (a)(b)	7,704	49,537
Power Integrations, Inc. (a)	1,096	61,179
Rambus, Inc. (a)(b)	4,219	39,954
RF Micro Devices, Inc. (a)(b)	10,616	54,779
Rubicon Technology, Inc. (a)(b)	666	6,627
Rudolph Technologies, Inc. (a)(b)	1,237	14,522
Semtech Corp. (a)(b)	2,556	64,616
Sigma Designs, Inc. (a)(b)	1,150	5,428
Silicon Image, Inc. (b)	2,912	17,909
Spansion, Inc. (Class A) (a)(b)	1,780	24,724
SunEdison, Inc. (a)(b)	10,100	131,805
SunPower Corp. (a)(b)	1,559	46,474
Supertex, Inc. (b)	376	9,419
Synaptics, Inc. (a)(b)	1,268	65,695
Tessera Technologies, Inc. (a)	1,993	39,282
TriQuint Semiconductor, Inc. (a)(b)	6,161	51,383
Ultra Clean Holdings, Inc. (b)	898	9,007
Ultratech, Inc. (a)(b)	1,042	30,218
Veeco Instruments, Inc. (a)(b)	1,474	48,509

		2,106,507

SOFTWARE — 4.3%
Accelrys, Inc. (a)(b)	2,104	20,072
ACI Worldwide, Inc. (b)	1,513	98,345
Actuate Corp. (a)(b)	1,780	13,724
Advent Software, Inc. (a)	1,237	43,283
American Software, Inc. (Class A) (a)	900	8,883
Aspen Technology, Inc. (b)	3,551	148,432
AVG Technologies NV (b)	900	15,489
Barracuda Networks, Inc. (b)	109	4,325
Blackbaud, Inc.	1,724	64,909
Bottomline Technologies, Inc. (a)(b)	1,486	53,734
BroadSoft, Inc. (a)(b)	1,060	28,980
Callidus Software, Inc. (b)	1,426	19,579
CommVault Systems, Inc. (a)(b)	1,763	132,013
Comverse, Inc. (a)(b)	843	32,708
Covisint Corp. (a)(b)	215	2,698
Cyan, Inc. (b)	306	1,619
Digimarc Corp. (a)	234	4,507
Ebix, Inc. (a)	1,168	17,193
Ellie Mae, Inc. (a)(b)	988	26,548
EPIQ Systems, Inc.	1,186	19,225
ePlus, Inc. (a)(b)	144	8,185
Fair Isaac Corp.	1,291	81,126
FleetMatics Group PLC (a)(b)	614	26,555
Gigamon, Inc. (a)(b)	285	8,003
Glu Mobile, Inc. (b)	2,393	9,309
Guidance Software, Inc. (a)(b)	630	6,363
Guidewire Software, Inc. (a)(b)	1,849	90,730
Imperva, Inc. (a)(b)	756	36,386
Infoblox, Inc. (a)(b)	1,894	62,540
Interactive Intelligence Group (a)(b)	589	39,675
Jive Software, Inc. (a)(b)	1,492	16,785
Manhattan Associates, Inc. (a)(b)	739	86,818
Mavenir Systems, Inc. (b)	112	1,250
Mentor Graphics Corp. (a)	3,498	84,197
MicroStrategy, Inc. (b)	344	42,739
Mitek Systems, Inc. (a)(b)	924	5,489
Model N, Inc. (b)	306	3,608
Monotype Imaging Holdings, Inc. (a)	1,438	45,815
Netscout Systems, Inc. (a)(b)	1,366	40,420
Pegasystems, Inc.	661	32,508
Progress Software Corp. (a)(b)	1,986	51,298
Proofpoint, Inc. (a)(b)	828	27,465
PROS Holdings, Inc. (a)(b)	846	33,755
PTC, Inc. (a)(b)	4,494	159,043
QAD, Inc. (Class A)	216	3,815
QLIK Technologies, Inc. (a)(b)	3,294	87,719
Quality Systems, Inc.	1,510	31,801
Qualys, Inc. (a)(b)	558	12,895
Rally Software Development Corp. (a)(b)	254	4,940
RealPage, Inc. (b)	1,759	41,125
Rosetta Stone, Inc. (a)(b)	432	5,279
Sapiens International Corp. NV	651	5,019
SeaChange International, Inc. (a)(b)	1,240	15,078
Silver Spring Networks, Inc. (a)(b)	216	4,536
SS&C Technologies Holdings, Inc. (b)	2,152	95,247
Synchronoss Technologies, Inc. (b)	1,096	34,053
Take-Two Interactive Software, Inc. (a)(b)	3,056	53,083
Tangoe, Inc. (b)	1,168	21,036
TeleCommunication Systems, Inc. (Class A) (a)(b)	1,796	4,167
TeleNav, Inc. (b)	666	4,389
TiVo, Inc. (b)	4,777	62,674
Tyler Technologies, Inc. (a)(b)	1,169	119,390
Ultimate Software Group, Inc. (a)(b)	1,029	157,663
Vasco Data Security International (b)	1,096	8,472
Verint Systems, Inc. (b)	1,991	85,493
VirnetX Holding Corp. (a)(b)	1,597	30,998
Vringo, Inc. (a)(b)	2,533	7,498

		2,652,698

SPECIALTY RETAIL — 3.5%
Aeropostale, Inc. (a)(b)	2,963	26,934
America’s Car-Mart, Inc. (a)(b)	306	12,922
ANN, Inc. (a)(b)	1,786	65,296
Asbury Automotive Group, Inc. (a)(b)	1,176	63,198
Barnes & Noble, Inc. (a)(b)	1,528	22,844
bebe stores, inc. (a)	1,312	6,980
Big 5 Sporting Goods Corp. (a)	630	12,487
Body Central Corp. (a)(b)	628	2,474
Brown Shoe Co., Inc.	1,636	46,037
Christopher & Banks Corp. (a)(b)	1,366	11,666
Citi Trends, Inc. (b)	576	9,792
Conn’s, Inc. (b)	849	66,893
Destination Maternity Corp.	504	15,060
Destination XL Group, Inc. (a)(b)	1,582	10,394
Express, Inc. (a)(b)	3,218	60,080
Five Below, Inc. (a)(b)	1,240	53,568
Francesca’s Holdings Corp. (a)(b)	1,667	30,689
Genesco, Inc. (a)(b)	836	61,078
Group 1 Automotive, Inc. (a)	826	58,662

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Haverty Furniture Cos., Inc.	751	$23,506
hhgregg, Inc. (a)(b)	486	6,789
Hibbett Sports, Inc. (a)(b)	987	66,336
Jos. A. Bank Clothiers, Inc. (a)(b)	1,060	58,014
Kirkland’s, Inc. (b)	522	12,356
Lithia Motors, Inc. (Class A) (a)	843	58,521
Lumber Liquidators Holdings, Inc. (a)(b)	1,046	107,623
MarineMax, Inc. (a)(b)	880	14,150
Mattress Firm Holding Corp. (a)(b)	504	21,692
Monro Muffler Brake, Inc. (a)	1,190	67,068
New York & Co., Inc. (b)	1,080	4,720
Office Depot, Inc. (a)(b)	17,748	93,887
Outerwall, Inc. (a)(b)	1,033	69,490
Pacific Sunwear of California, Inc. (b)	1,744	5,825
Penske Automotive Group, Inc. (a)	1,597	75,314
Pep Boys-Manny, Moe & Jack (a)(b)	2,011	24,414
Pier 1 Imports, Inc. (a)	3,575	82,511
RadioShack Corp. (a)(b)	3,758	9,771
Rent-A-Center, Inc. (a)	2,015	67,180
Restoration Hardware Holdings, Inc. (b)	669	45,024
Sears Hometown and Outlet Stores, Inc. (b)	324	8,262
Select Comfort Corp. (a)(b)	2,102	44,331
Shoe Carnival, Inc. (a)	571	16,565
Sonic Automotive, Inc. (Class A) (a)	1,474	36,083
Stage Stores, Inc. (a)	1,240	27,553
Stein Mart, Inc. (a)	1,042	14,015
Systemax, Inc. (b)	414	4,657
The Buckle, Inc. (a)	1,060	55,714
The Cato Corp. (Class A)	1,042	33,136
The Children’s Place Retail Stores, Inc. (a)(b)	877	49,963
The Container Store Group, Inc. (b)	530	24,703
The Finish Line, Inc. (Class A) (a)	1,852	52,171
The Men’s Wearhouse, Inc. (a)	1,795	91,689
The Wet Seal, Inc. (Class A) (b)	3,359	9,170
Tile Shop Holdings, Inc. (a)(b)	700	12,649
Tilly’s, Inc. (Class A) (a)(b)	376	4,305
Trans World Entertainment Corp. (a)(b)	396	1,750
Vitamin Shoppe, Inc. (a)(b)	1,150	59,811
West Marine, Inc. (b)	646	9,193
Winmark Corp. (a)	92	8,521
Zale Corp. (a)(b)	1,222	19,271
Zumiez, Inc. (a)(b)	792	20,592

		2,155,349

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
American Apparel, Inc. (a)(b)	2,191	2,695
Columbia Sportswear Co.	486	38,272
Costa, Inc. (a)(b)	360	7,823
Crocs, Inc. (b)	3,324	52,918
Culp, Inc. (a)	306	6,258
Fifth & Pacific Cos., Inc. (a)(b)	4,506	144,507
G-III Apparel Group, Ltd. (a)(b)	630	46,488
Iconix Brand Group, Inc. (a)(b)	1,944	77,177
Movado Group, Inc.	666	29,311
Oxford Industries, Inc. (a)	504	40,658
Perry Ellis International, Inc. (a)(b)	468	7,390
Quiksilver, Inc. (a)(b)	5,009	43,929
RG Barry Corp. (a)	378	7,295
Skechers U.S.A., Inc. (a)(b)	1,456	48,237
Steven Madden, Ltd. (b)	2,215	81,047
The Jones Group, Inc.	3,020	45,179
Tumi Holdings, Inc. (a)(b)	1,811	40,838
Unifi, Inc. (b)	558	15,200
Vera Bradley, Inc. (a)(b)	810	19,472
Vince Holding Corp. (b)	424	13,004
Wolverine World Wide, Inc. (a)	3,799	129,014

		896,712

THRIFTS & MORTGAGE FINANCE — 1.7%
Astoria Financial Corp. (a)	3,339	46,178
Banc of California, Inc. (a)	625	8,381
Bank Mutual Corp. (a)	1,757	12,317
BankFinancial Corp.	792	7,255
BBX Capital Corp. (Class A) (a)(b)	270	4,212
Beneficial Mutual Bancorp, Inc. (a)(b)	1,204	13,148
Berkshire Hills Bancorp, Inc.	952	25,961
BofI Holding, Inc. (a)(b)	481	37,725
Brookline Bancorp, Inc. (a)	2,642	25,284
Capitol Federal Financial, Inc. (a)	5,621	68,070
Charter Financial Corp.	862	9,284
Clifton Savings Bancorp, Inc. (a)	324	4,147
Dime Community Bancshares (a)	1,204	20,372
Doral Financial Corp. (a)(b)	252	3,946
ESB Financial Corp. (a)	486	6,901
ESSA Bancorp, Inc.	342	3,954
Essent Group, Ltd. (a)(b)	747	17,973
EverBank Financial Corp. (a)	3,038	55,717
Federal Agricultural Mortgage Corp. (Class C)	394	13,495
First Defiance Financial Corp.	373	9,687
First Federal Bancshares of Arkansas, Inc. (b)	108	940
First Financial Northwest, Inc. (a)	580	6,015
Flagstar Bancorp, Inc. (a)(b)	754	14,793
Fox Chase Bancorp, Inc.	466	8,099
Franklin Financial Corp. (a)(b)	412	8,149
Hingham Institution for Savings (a)	54	4,238
Home Bancorp, Inc. (a)(b)	250	4,713
Home Loan Servicing Solutions, Ltd.	2,682	61,606
HomeStreet, Inc. (a)	486	9,720
Kearny Financial Corp. (a)(b)	540	6,280
Meridian Interstate Bancorp, Inc. (a)(b)	319	7,203
Meta Financial Group, Inc. (a)	229	9,236
MGIC Investment Corp. (a)(b)	12,018	101,432
NASB Financial, Inc.	162	4,892
Northfield Bancorp, Inc. (a)	2,192	28,934
Northwest Bancshares, Inc. (a)	3,539	52,306
OceanFirst Financial Corp. (a)	522	8,942
Oritani Financial Corp.	1,708	27,413
PennyMac Financial Services, Inc. (Class A) (a)(b)	484	8,494
Provident Financial Holdings, Inc.	342	5,130
Provident Financial Services, Inc.	2,248	43,431
Radian Group, Inc. (a)	6,382	90,114

See accompanying notes to financial statements.

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Rockville Financial, Inc.	1,038	$14,750
Stonegate Mortgage Corp. (a)(b)	217	3,587
Territorial Bancorp, Inc.	396	9,187
Tree.com, Inc. (a)(b)	234	7,685
TrustCo Bank Corp. NY	3,557	25,539
United Community Financial Corp. (a)(b)	1,827	6,522
United Financial Bancorp, Inc.	738	13,941
Walker & Dunlop, Inc. (b)	627	10,139
Waterstone Financial, Inc. (a)(b)	270	2,997
Westfield Financial, Inc.	688	5,132
WSFS Financial Corp. (a)	320	24,810

		1,030,376

TOBACCO — 0.2%
Alliance One International, Inc. (b)	3,306	10,083
Universal Corp. (a)	880	48,048
Vector Group, Ltd. (a)	2,389	39,108

		97,239

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp.	1,039	25,985
Aircastle, Ltd. (a)	2,587	49,567
Applied Industrial Technologies, Inc.	1,600	78,544
Beacon Roofing Supply, Inc. (a)(b)	1,796	72,343
BlueLinx Holdings, Inc. (a)(b)	1,276	2,488
CAI International, Inc. (a)(b)	648	15,273
DXP Enterprises, Inc. (b)	362	41,703
H&E Equipment Services, Inc. (a)(b)	1,114	33,008
Houston Wire & Cable Co. (a)	682	9,125
Kaman Corp. (a)	1,024	40,684
Rush Enterprises, Inc. (Class A) (a)(b)	1,312	38,901
Stock Building Supply Holdings, Inc. (a)(b)	324	5,903
TAL International Group, Inc. (a)(b)	1,276	73,179
Textainer Group Holdings, Ltd. (a)	808	32,498
Titan Machinery, Inc. (a)(b)	648	11,547
Watsco, Inc.	973	93,466

		624,214

TRANSPORTATION INFRASTRUCTURE — 0.1%
Wesco Aircraft Holdings, Inc. (b)	1,559	34,173

WATER UTILITIES — 0.2%
American States Water Co.	1,456	41,831
Artesian Resources Corp. (Class A)	288	6,610
California Water Service Group	1,798	41,480
Connecticut Water Service, Inc. (a)	412	14,630
Consolidated Water Co., Ltd. (a)	556	7,840
Middlesex Water Co. (a)	594	12,438
Pure Cycle Corp. (a)(b)	648	4,102
SJW Corp. (a)	589	17,546
York Water Co. (a)	486	10,172

		156,649

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)(b)	700	4,487
Leap Wireless International, Inc. (a)(b)	2,032	35,357
NII Holdings, Inc. (a)(b)	6,489	17,845
NTELOS Holdings Corp. (a)	576	11,652
RingCentral, Inc. (Class A) (a)(b)	218	4,004
Shenandoah Telecommunications Co. (a)	900	23,103
USA Mobility, Inc. (a)	810	11,567

		108,015

TOTAL COMMON STOCKS —
(Cost $58,382,446)		61,887,836

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (b)	406	548

OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
EXCO Resources, Inc. (expiring 1/9/14) (b)	4,837	774

TOTAL RIGHTS —
(Cost $903)		1,322

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources (expiring 4/15/16) (b)(d) (Cost $0)	71	0

SHORT TERM INVESTMENTS — 27.7%
MONEY MARKET FUNDS — 27.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,060,853	17,060,853
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	140,016	140,016

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,200,869)		17,200,869

TOTAL INVESTMENTS — 127.2% (h)
(Cost $75,584,218)		79,090,027
OTHER ASSETS & LIABILITIES — (27.2)%		(16,912,050)

NET ASSETS — 100.0%		$62,177,977

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.7%
General Dynamics Corp.	5,854	$559,350
Honeywell International, Inc.	19,627	1,793,319
Lockheed Martin Corp.	6,202	921,989
Northrop Grumman Corp.	3,596	412,137
Precision Castparts Corp.	5,539	1,491,653
Raytheon Co.	6,060	549,642
Rockwell Collins, Inc. (a)	2,820	208,454
Textron, Inc.	10,580	388,921
The Boeing Co.	26,263	3,584,637
United Technologies Corp.	17,872	2,033,834

		11,943,936

AIR FREIGHT & LOGISTICS — 1.2%
Expeditors International of Washington, Inc.	3,678	162,752
FedEx Corp.	5,442	782,396
United Parcel Service, Inc. (Class B)	27,021	2,839,367

		3,784,515

AIRLINES — 0.4%
Delta Air Lines, Inc.	32,354	888,764
Southwest Airlines Co.	26,796	504,837

		1,393,601

AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	8,740	488,653
Delphi Automotive PLC	4,696	282,371
Johnson Controls, Inc.	25,884	1,327,849
The Goodyear Tire & Rubber Co.	9,246	220,517

		2,319,390

AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	8,335	577,115

BEVERAGES — 2.6%
Brown-Forman Corp. (Class B) (a)	3,552	268,425
Coca-Cola Enterprises, Inc.	9,062	399,906
Constellation Brands, Inc. (Class A) (b)	6,280	441,986
Dr. Pepper Snapple Group, Inc.	3,573	174,077
Monster Beverage Corp. (b)	5,191	351,794
PepsiCo, Inc.	33,650	2,790,931
The Coca-Cola Co.	94,853	3,918,377

		8,345,496

BIOTECHNOLOGY — 4.7%
Alexion Pharmaceuticals, Inc. (b)	7,376	981,451
Amgen, Inc.	28,531	3,257,099
Biogen Idec, Inc. (b)	8,957	2,505,721
Celgene Corp. (b)	15,563	2,629,524
Gilead Sciences, Inc. (b)	58,065	4,363,585
Regeneron Pharmaceuticals, Inc. (b)	3,006	827,371
Vertex Pharmaceuticals, Inc. (b)	8,834	656,366

		15,221,117

BUILDING PRODUCTS — 0.1%
Allegion PLC (b)	1,350	59,657
Masco Corp.	8,590	195,594

		255,251

CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	7,504	863,335
BlackRock, Inc.	4,822	1,526,019
E*TRADE Financial Corp. (b)	6,472	127,110
Franklin Resources, Inc.	15,413	889,793
Invesco, Ltd.	16,698	607,807
State Street Corp. (c)	8,936	655,813
T. Rowe Price Group, Inc.	9,847	824,883
The Charles Schwab Corp.	43,858	1,140,308

		6,635,068

CHEMICALS — 3.0%
Air Products & Chemicals, Inc.	4,520	505,246
Airgas, Inc.	1,593	178,177
CF Industries Holdings, Inc.	1,252	291,766
E. I. du Pont de Nemours & Co.	20,000	1,299,400
Eastman Chemical Co.	5,850	472,095
Ecolab, Inc.	10,287	1,072,625
FMC Corp.	5,193	391,864
International Flavors & Fragrances, Inc.	1,802	154,936
LyondellBasell Industries NV	16,536	1,327,510
Monsanto Co.	19,943	2,324,357
Praxair, Inc.	6,587	856,508
Sigma-Aldrich Corp.	2,616	245,930
The Sherwin-Williams Co.	3,265	599,127

		9,719,541

COMMERCIAL BANKS — 1.1%
Comerica, Inc.	6,918	328,882
Fifth Third Bancorp	33,382	702,024
Huntington Bancshares, Inc.	31,391	302,923
KeyCorp	33,876	454,616
Regions Financial Corp.	25,706	254,232
U.S. Bancorp	36,583	1,477,953
Zions Bancorporation (a)	3,428	102,703

		3,623,333

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	4,016	239,313
Iron Mountain, Inc. (a)	3,127	94,904
Pitney Bowes, Inc.	7,602	177,127
Stericycle, Inc. (b)	3,244	376,856
Tyco International, Ltd.	9,346	383,560
Waste Management, Inc.	9,040	405,625

		1,677,385

COMMUNICATIONS EQUIPMENT — 1.6%
F5 Networks, Inc. (b)	1,874	170,272
Harris Corp.	2,192	153,024
Motorola Solutions, Inc.	3,492	235,710
QUALCOMM, Inc.	63,970	4,749,772

		5,308,778

COMPUTERS & PERIPHERALS — 6.6%
Apple, Inc.	34,065	19,114,212
NetApp, Inc.	8,708	358,247
SanDisk Corp.	8,526	601,424
Seagate Technology PLC	12,282	689,757
Western Digital Corp.	7,910	663,649

		21,427,289

CONSTRUCTION & ENGINEERING — 0.0% (d)
Quanta Services, Inc. (b)	2,936	92,660

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co. (a)	2,108	$125,257

CONSUMER FINANCE — 1.4%
American Express Co.	34,835	3,160,580
Discover Financial Services	18,350	1,026,682
SLM Corp.	16,522	434,198

		4,621,460

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,580	133,283
Owens-Illinois, Inc. (b)	3,596	128,665
Sealed Air Corp.	7,380	251,289

		513,237

DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,568	213,632

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. (Class B)	204	135,317
H&R Block, Inc.	6,760	196,311

		331,628

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Citigroup, Inc.	52,794	2,751,096
IntercontinentalExchange Group, Inc.	4,351	978,627
Leucadia National Corp.	5,444	154,283
Moody’s Corp.	7,322	574,557

		4,458,563

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	56,292	2,766,189

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	9,244	486,881
Eaton Corp. PLC	7,730	588,408
Emerson Electric Co.	16,458	1,155,022
Rockwell Automation, Inc.	5,235	618,568
Roper Industries, Inc.	2,197	304,680

		3,153,559

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. (Class A)	6,121	545,871
FLIR Systems, Inc.	3,494	105,169
TE Connectivity, Ltd.	9,096	501,281

		1,152,321

ENERGY EQUIPMENT & SERVICES — 2.3%
FMC Technologies, Inc. (b)	8,955	467,541
Halliburton Co.	32,078	1,627,959
Helmerich & Payne, Inc. (a)	4,006	336,824
National Oilwell Varco, Inc.	7,910	629,082
Schlumberger, Ltd.	49,862	4,493,065

		7,554,471

FOOD & STAPLES RETAILING — 0.5%
Safeway, Inc.	9,346	304,399
Walgreen Co.	15,508	890,779
Whole Foods Market, Inc.	8,696	502,890

		1,698,068

FOOD PRODUCTS — 1.2%
Campbell Soup Co. (a)	3,500	151,480
General Mills, Inc.	13,157	656,666
Hormel Foods Corp.	3,084	139,304
Kellogg Co.	5,075	309,930
Kraft Foods Group, Inc.	22,494	1,212,877
McCormick & Co., Inc.	2,623	180,777
Mead Johnson Nutrition Co.	7,653	641,015
The Hershey Co.	5,661	550,419
The J.M. Smucker Co.	1,821	188,692

		4,031,160

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	10,408	723,876
Becton, Dickinson and Co.	7,316	808,345
Boston Scientific Corp. (b)	50,463	606,565
C.R. Bard, Inc.	2,904	388,962
CareFusion Corp. (b)	3,288	130,928
Covidien PLC	8,378	570,542
DENTSPLY International, Inc.	3,314	160,663
Edwards Lifesciences Corp. (a)(b)	2,261	148,683
Intuitive Surgical, Inc. (b)	890	341,831
Medtronic, Inc.	21,474	1,232,393
St. Jude Medical, Inc.	10,992	680,954
Stryker Corp.	11,175	839,690
Varian Medical Systems, Inc. (b)	2,724	211,628
Zimmer Holdings, Inc.	4,275	398,387

		7,243,447

HEALTH CARE PROVIDERS & SERVICES — 0.7%
AmerisourceBergen Corp.	4,006	281,662
CIGNA Corp.	10,476	916,440
DaVita HealthCare Partners, Inc. (b)	4,144	262,605
Laboratory Corp. of America Holdings (b)	1,746	159,532
McKesson Corp.	3,800	613,320
Tenet Healthcare Corp. (b)	1,438	60,569

		2,294,128

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	11,143	621,111

HOTELS, RESTAURANTS & LEISURE — 2.3%
Chipotle Mexican Grill, Inc. (b)	1,203	640,934
International Game Technology	6,062	110,086
Marriott International, Inc. (Class A)	4,951	244,382
McDonald’s Corp.	21,438	2,080,129
Starbucks Corp.	28,489	2,233,253
Starwood Hotels & Resorts Worldwide, Inc.	7,193	571,484
Wyndham Worldwide Corp.	5,072	373,756
Wynn Resorts, Ltd.	3,030	588,456
Yum! Brands, Inc.	10,107	764,190

		7,606,670

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd. (a)	1,952	90,222
Harman International Industries, Inc.	2,568	210,191
Lennar Corp. (Class A) (a)	2,840	112,350
Mohawk Industries, Inc. (b)	2,260	336,514
Newell Rubbermaid, Inc.	5,600	181,496

		930,773

HOUSEHOLD PRODUCTS — 2.1%
Colgate-Palmolive Co.	20,590	1,342,674

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Kimberly-Clark Corp.	8,541	$892,193
The Clorox Co. (a)	2,802	259,913
The Procter & Gamble Co.	52,520	4,275,653

		6,770,433

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	24,246	3,400,502
Danaher Corp.	22,687	1,751,436

		5,151,938

INSURANCE — 1.2%
Aon PLC	11,355	952,571
Lincoln National Corp.	4,418	228,057
Marsh & McLennan Cos., Inc.	13,688	661,952
Principal Financial Group, Inc.	5,444	268,444
Prudential Financial, Inc.	17,518	1,615,510
Torchmark Corp.	3,390	264,928

		3,991,462

INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc. (b)	13,993	5,580,268
Expedia, Inc.	2,373	165,303
Netflix, Inc. (b)	2,203	811,079
Priceline.com, Inc. (b)	1,964	2,282,954
TripAdvisor, Inc. (b)	4,205	348,300

		9,187,904

INTERNET SOFTWARE & SERVICES — 5.9%
Akamai Technologies, Inc. (b)	6,772	319,503
eBay, Inc. (b)	29,557	1,622,384
Facebook, Inc. (Class A) (b)	62,542	3,418,546
Google, Inc. (Class A) (b)	10,625	11,907,544
VeriSign, Inc. (a)(b)	5,126	306,432
Yahoo!, Inc. (b)	35,971	1,454,667

		19,029,076

IT SERVICES — 5.3%
Accenture PLC (Class A)	13,472	1,107,668
Alliance Data Systems Corp. (a)(b)	1,848	485,895
Automatic Data Processing, Inc.	18,210	1,471,550
Cognizant Technology Solutions Corp. (Class A) (b)	11,427	1,153,898
Fidelity National Information Services, Inc.	11,014	591,231
Fiserv, Inc. (b)	9,872	582,942
International Business Machines Corp.	17,335	3,251,526
Mastercard, Inc. (Class A)	3,926	3,280,016
Paychex, Inc.	8,216	374,074
Teradata Corp. (b)	3,093	140,701
The Western Union Co. (a)	13,048	225,078
Total System Services, Inc.	6,278	208,932
Visa, Inc. (Class A) (a)	19,309	4,299,728

		17,173,239

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (a)	2,464	135,545
Mattel, Inc.	7,539	358,705

		494,250

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	8,525	487,545
Life Technologies Corp. (b)	4,455	337,689
PerkinElmer, Inc.	2,210	91,118
Thermo Fisher Scientific, Inc. (a)	13,641	1,518,925
Waters Corp. (b)	2,018	201,800

		2,637,077

MACHINERY — 1.4%
Cummins, Inc.	4,376	616,885
Dover Corp.	4,492	433,658
Flowserve Corp.	5,270	415,434
Illinois Tool Works, Inc.	8,448	710,308
Ingersoll-Rand PLC	5,895	363,132
PACCAR, Inc.	13,370	791,103
Pall Corp.	2,796	238,639
Parker Hannifin Corp.	3,288	422,968
Pentair, Ltd.	4,584	356,039
Snap-On, Inc.	1,241	135,914
Xylem, Inc.	4,154	143,728

		4,627,808

MATERIALS — 0.3%
PPG Industries, Inc.	5,429	1,029,664

MEDIA — 6.0%
CBS Corp.	21,358	1,361,359
Comcast Corp. (Class A)	98,953	5,142,093
DIRECTV (Class A) (b)	18,487	1,277,267
Discovery Communications, Inc. (Series A) (a)(b)	8,706	787,197
McGraw Hill Financial, Inc.	6,023	470,999
News Corp. (Class A) (b)	18,719	337,316
Omnicom Group, Inc.	9,683	720,125
Scripps Networks Interactive, Inc. (Class A)	4,164	359,811
The Interpublic Group of Cos., Inc.	15,646	276,934
The Walt Disney Co.	41,443	3,166,245
Time Warner Cable, Inc.	10,662	1,444,701
Time Warner, Inc.	18,832	1,312,967
Twenty-First Century Fox, Inc.	40,855	1,437,279
Viacom, Inc. (Class B)	15,378	1,343,114

		19,437,407

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	10,990	710,943

MULTILINE RETAIL — 0.3%
Dollar General Corp. (b)	5,090	307,029
Dollar Tree, Inc. (b)	7,845	442,615
Nordstrom, Inc. (a)	2,896	178,973

		928,617

OIL, GAS & CONSUMABLE FUELS — 3.2%
Anadarko Petroleum Corp.	10,128	803,353
Cabot Oil & Gas Corp.	15,940	617,834
Chesapeake Energy Corp. (a)	9,348	253,705
EOG Resources, Inc.	10,297	1,728,248
EQT Corp.	5,669	508,963
Kinder Morgan, Inc.	25,472	916,992
Marathon Petroleum Corp.	5,034	461,769
Newfield Exploration Co. (b)	2,982	73,447
Noble Energy, Inc.	13,587	925,410
Occidental Petroleum Corp.	14,070	1,338,057
Pioneer Natural Resources Co.	5,384	991,033

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Range Resources Corp.	6,125	$516,399
Southwestern Energy Co. (b)	7,555	297,138
Spectra Energy Corp.	11,914	424,377
The Williams Cos., Inc.	11,601	447,450

		10,304,175

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	6,678	114,995
The Estee Lauder Cos., Inc. (Class A)	9,684	729,399

		844,394

PHARMACEUTICALS — 6.8%
AbbVie, Inc.	60,225	3,180,482
Actavis PLC (b)	6,585	1,106,280
Allergan, Inc.	11,219	1,246,207
Bristol-Myers Squibb Co.	40,484	2,151,725
Forest Laboratories, Inc. (b)	4,624	277,579
Hospira, Inc. (b)	2,876	118,721
Johnson & Johnson	62,973	5,767,697
Merck & Co., Inc.	52,014	2,603,301
Mylan, Inc. (b)	14,451	627,173
Perrigo Co. PLC	5,072	778,349
Pfizer, Inc.	120,200	3,681,726
Zoetis, Inc.	12,451	407,023

		21,946,263

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (a)	1,471	180,565
Equifax, Inc.	4,557	314,843
Nielsen Holdings NV	5,255	241,152
Robert Half International, Inc.	5,219	219,146

		955,706

REAL ESTATE INVESTMENT TRUSTS — 1.9%
American Tower Corp.	14,963	1,194,347
Apartment Investment & Management Co. (Class A)	2,971	76,979
AvalonBay Communities, Inc.	1,907	225,465
Boston Properties, Inc.	3,044	305,526
Equity Residential	5,793	300,483
General Growth Properties, Inc.	8,630	173,204
Health Care REIT, Inc.	7,528	403,275
Host Hotels & Resorts, Inc.	18,490	359,445
Kimco Realty Corp.	6,947	137,203
Plum Creek Timber Co., Inc. (a)	3,814	177,389
ProLogis	11,094	409,923
Public Storage	3,106	467,515
Simon Property Group, Inc.	6,800	1,034,688
The Macerich Co.	5,320	313,295
Ventas, Inc.	5,454	312,405
Vornado Realty Trust	3,478	308,812

		6,199,954

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	7,118	187,203

ROAD & RAIL — 1.6%
CSX Corp.	24,548	706,246
Kansas City Southern	4,114	509,436
Norfolk Southern Corp.	11,708	1,086,854
Union Pacific Corp.	17,568	2,951,424

		5,253,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Altera Corp.	4,970	161,674
Analog Devices, Inc.	5,515	280,879
Applied Materials, Inc.	25,485	450,830
First Solar, Inc. (a)(b)	2,670	145,889
KLA-Tencor Corp.	6,287	405,260
Lam Research Corp. (b)	3,094	168,468
Linear Technology Corp. (a)	5,039	229,526
LSI Corp.	13,892	153,090
Microchip Technology, Inc. (a)	7,503	335,759
Micron Technology, Inc. (b)	39,722	864,351
NVIDIA Corp.	10,378	166,256
Texas Instruments, Inc.	24,857	1,091,471
Xilinx, Inc.	5,571	255,820

		4,709,273

SOFTWARE — 5.7%
Adobe Systems, Inc. (b)	17,682	1,058,798
Autodesk, Inc. (b)	8,500	427,805
CA, Inc.	8,114	273,036
Citrix Systems, Inc. (b)	4,312	272,734
Electronic Arts, Inc. (a)(b)	11,608	266,288
Intuit, Inc.	10,729	818,837
Microsoft Corp.	287,645	10,766,553
Oracle Corp.	71,693	2,742,974
Red Hat, Inc. (b)	7,313	409,821
Salesforce.com, Inc. (a)(b)	20,970	1,157,334
Symantec Corp.	14,147	333,586

		18,527,766

SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (b)	1,273	608,418
Bed Bath & Beyond, Inc. (b)	8,150	654,445
Best Buy Co., Inc.	5,034	200,756
CarMax, Inc. (b)	4,686	220,336
GameStop Corp. (Class A) (a)	2,054	101,180
L Brands, Inc.	5,902	365,039
Lowe’s Cos., Inc.	23,757	1,177,159
O’Reilly Automotive, Inc. (b)	4,102	527,968
PetSmart, Inc. (a)	1,964	142,881
Ross Stores, Inc.	8,192	613,827
The Gap, Inc.	6,542	255,661
The Home Depot, Inc.	34,630	2,851,434
Tiffany & Co.	4,189	388,655
TJX Cos., Inc.	27,101	1,727,147
Urban Outfitters, Inc. (b)	2,432	90,227

		9,925,133

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Coach, Inc.	6,358	356,875
Fossil Group, Inc. (b)	1,956	234,603
Michael Kors Holdings, Ltd. (b)	6,818	553,553
NIKE, Inc. (Class B)	28,300	2,225,512
PVH Corp.	1,976	268,775
Ralph Lauren Corp.	1,332	235,191

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

V.F. Corp.	13,312	$829,870

		4,704,379

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
People’s United Financial, Inc. (a)	5,958	90,085

TOBACCO — 1.7%
Altria Group, Inc.	40,142	1,541,051
Lorillard, Inc.	14,150	717,122
Philip Morris International, Inc.	33,910	2,954,578
Reynolds American, Inc.	5,859	292,892

		5,505,643

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (a)	10,293	489,020
W.W. Grainger, Inc.	2,330	595,129

		1,084,149

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (b)	12,587	924,264

TOTAL COMMON STOCKS —
(Cost $225,896,997)		323,972,314

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,647,067	5,647,067
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	420,331	420,331

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,067,398)		6,067,398

TOTAL INVESTMENTS — 101.6% (h)
(Cost $231,964,395)		330,039,712
OTHER ASSETS & LIABILITIES — (1.6)%		(5,325,117)

NET ASSETS — 100.0%		$324,714,595

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	4,010	$383,156
Honeywell International, Inc.	5,931	541,915
L-3 Communications Holdings, Inc.	2,039	217,888
Lockheed Martin Corp.	2,364	351,432
Northrop Grumman Corp.	2,833	324,690
Raytheon Co.	3,507	318,085
Rockwell Collins, Inc. (a)	1,377	101,788
United Technologies Corp.	8,163	928,949

		3,167,903

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc. (a)	3,360	196,023
Expeditors International of Washington, Inc. (a)	2,428	107,439
FedEx Corp.	3,416	491,118

		794,580

AUTO COMPONENTS — 0.1%
Delphi Automotive PLC	3,380	203,239

AUTOMOBILES — 1.3%
Ford Motor Co.	87,070	1,343,490
General Motors Co. (b)	25,118	1,026,573

		2,370,063

BEVERAGES — 1.7%
Beam, Inc.	3,546	241,341
Brown-Forman Corp. (Class B)	1,478	111,692
Dr. Pepper Snapple Group, Inc.	2,322	113,128
Molson Coors Brewing Co. (Class B)	3,422	192,145
PepsiCo, Inc.	14,252	1,182,061
The Coca-Cola Co.	28,506	1,177,583

		3,017,950

BUILDING PRODUCTS — 0.1%
Allegion PLC (b)	873	38,578
Masco Corp.	2,850	64,894

		103,472

CAPITAL MARKETS — 2.4%
E*TRADE Financial Corp. (b)	2,563	50,337
Legg Mason, Inc. (a)	2,446	106,352
Morgan Stanley	30,566	958,550
Northern Trust Corp.	5,069	313,720
State Street Corp. (c)	4,480	328,787
The Bank of New York Mellon Corp.	25,389	887,092
The Goldman Sachs Group, Inc.	9,344	1,656,318

		4,301,156

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	1,983	221,660
Airgas, Inc.	571	63,866
CF Industries Holdings, Inc.	528	123,045
E. I. du Pont de Nemours & Co.	8,774	570,047
International Flavors & Fragrances, Inc.	718	61,734
Praxair, Inc.	2,640	343,279
Sigma-Aldrich Corp.	1,082	101,719
The Dow Chemical Co.	26,944	1,196,314
The Mosaic Co.	7,498	354,430

		3,036,094

COMMERCIAL BANKS — 4.6%
BB&T Corp.	15,832	590,850
M&T Bank Corp. (a)	2,883	335,639
PNC Financial Services Group, Inc.	11,703	907,919
Regions Financial Corp.	15,975	157,993
SunTrust Banks, Inc.	11,879	437,266
U.S. Bancorp	18,902	763,641
Wells Fargo & Co.	105,783	4,802,548
Zions Bancorporation (a)	2,008	60,159

		8,056,015

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	2,283	114,584
Iron Mountain, Inc. (a)	1,754	53,234
Republic Services, Inc.	6,074	201,657
The ADT Corp. (a)	4,444	179,848
Tyco International, Ltd.	4,846	198,880
Waste Management, Inc.	4,309	193,345

		941,548

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	118,008	2,649,279
F5 Networks, Inc. (b)	630	57,242
Harris Corp.	1,147	80,072
Juniper Networks, Inc. (b)	11,359	256,373
Motorola Solutions, Inc.	3,096	208,980

		3,251,946

COMPUTERS & PERIPHERALS — 1.4%
EMC Corp.	45,400	1,141,810
Hewlett-Packard Co.	42,798	1,197,488
NetApp, Inc.	2,436	100,217

		2,439,515

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	3,622	290,810
Jacobs Engineering Group, Inc. (b)	3,006	189,348
Quanta Services, Inc. (b)	2,958	93,355

		573,513

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,655	98,340

CONSUMER FINANCE — 0.6%
Capital One Financial Corp.	12,689	972,104

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	1,688	87,202
Bemis Co., Inc. (a)	2,230	91,341
MeadWestvaco Corp. (a)	3,850	142,181
Owens-Illinois, Inc. (b)	1,481	52,990

		373,714

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	1,939	161,305

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,033	59,038

DIVERSIFIED FINANCIAL SERVICES — 9.0%
Bank of America Corp.	235,444	3,665,863
Berkshire Hathaway, Inc. (Class B) (b)	39,695	4,706,239
Citigroup, Inc.	36,150	1,883,777
CME Group, Inc.	7,051	553,221

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	83,006	$4,854,191
Leucadia National Corp.	3,759	106,530
The NASDAQ OMX Group, Inc.	2,771	110,286

		15,880,107

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	116,243	4,087,104
CenturyLink, Inc. (a)	13,095	417,076
Frontier Communications Corp. (a)	22,698	105,546
Verizon Communications, Inc.	30,330	1,490,416
Windstream Holdings, Inc. (a)	13,300	106,134

		6,206,276

ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	10,721	501,100
Duke Energy Corp.	15,535	1,072,070
Edison International	7,323	339,055
Entergy Corp.	3,978	251,688
Exelon Corp.	19,008	520,629
FirstEnergy Corp.	9,386	309,550
NextEra Energy, Inc.	9,429	807,311
Northeast Utilities	6,947	294,483
Pepco Holdings, Inc. (a)	5,733	109,672
Pinnacle West Capital Corp.	2,449	129,601
PPL Corp.	14,106	424,450
Southern Co.	19,617	806,455
Xcel Energy, Inc.	11,007	307,536

		5,873,600

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	5,994	456,263
Emerson Electric Co.	5,895	413,711
Roper Industries, Inc.	948	131,469

		1,001,443

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	32,535	579,774
FLIR Systems, Inc.	1,094	32,929
Jabil Circuit, Inc.	4,310	75,166
TE Connectivity, Ltd.	3,753	206,828

		894,697

ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes, Inc.	9,900	547,074
Cameron International Corp. (b)	5,286	314,676
Diamond Offshore Drilling, Inc. (a)	1,546	87,998
Ensco PLC (Class A)	5,104	291,847
Nabors Industries, Ltd.	5,800	98,542
National Oilwell Varco, Inc.	4,790	380,949
Noble Corp. PLC	5,748	215,377
Rowan Cos. PLC (b)	2,641	93,386
Transocean, Ltd. (a)	7,496	370,452

		2,400,301

FOOD & STAPLES RETAILING — 4.3%
Costco Wholesale Corp.	9,688	1,152,969
CVS Caremark Corp.	26,256	1,879,142
Sysco Corp. (a)	12,962	467,928
The Kroger Co.	11,595	458,350
Wal-Mart Stores, Inc.	35,721	2,810,886
Walgreen Co.	10,147	582,844
Whole Foods Market, Inc.	3,164	182,974

		7,535,093

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	14,482	628,519
Campbell Soup Co. (a)	1,880	81,367
ConAgra Foods, Inc.	9,319	314,050
General Mills, Inc.	6,339	316,380
Hormel Foods Corp.	1,157	52,262
Kellogg Co.	2,619	159,942
McCormick & Co., Inc. (a)	1,374	94,696
Mondelez International, Inc. (Class A)	38,671	1,365,086
The J.M. Smucker Co.	1,199	124,240
Tyson Foods, Inc. (Class A) (a)	6,253	209,225

		3,345,767

GAS UTILITIES — 0.2%
AGL Resources, Inc.	2,562	121,003
ONEOK, Inc.	4,544	282,546

		403,549

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	34,157	1,309,238
Baxter International, Inc.	5,910	411,041
CareFusion Corp. (b)	2,754	109,664
Covidien PLC	5,331	363,041
DENTSPLY International, Inc.	1,232	59,727
Edwards Lifesciences Corp. (a)(b)	1,158	76,150
Intuitive Surgical, Inc. (a)(b)	316	121,369
Medtronic, Inc.	9,472	543,598
Varian Medical Systems, Inc. (b)	834	64,794
Zimmer Holdings, Inc.	1,283	119,563

		3,178,185

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	8,101	555,648
AmerisourceBergen Corp.	2,730	191,946
Cardinal Health, Inc.	7,483	499,939
DaVita HealthCare Partners, Inc. (b)	1,478	93,661
Express Scripts Holding Co. (b)	17,821	1,251,747
Humana, Inc. (a)	3,454	356,522
Laboratory Corp. of America Holdings (a)(b)	968	88,446
McKesson Corp.	2,812	453,857
Patterson Cos., Inc.	1,800	74,160
Quest Diagnostics, Inc. (a)	3,242	173,577
Tenet Healthcare Corp. (b)	1,316	55,430
UnitedHealth Group, Inc.	22,268	1,676,780
WellPoint, Inc.	6,541	604,323

		6,076,036

HOTELS, RESTAURANTS & LEISURE — 1.1%
Carnival Corp.	9,824	394,630
Darden Restaurants, Inc. (a)	2,823	153,487
International Game Technology	1,959	35,575
Marriott International, Inc. (Class A) (a)	2,293	113,182
McDonald’s Corp.	9,420	914,023
Yum! Brands, Inc.	3,972	300,323

		1,911,220

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	6,232	$139,098
Garmin, Ltd. (a)	1,540	71,179
Leggett & Platt, Inc. (a)	3,164	97,894
Lennar Corp. (Class A)	2,006	79,357
Newell Rubbermaid, Inc.	3,060	99,175
Pulte Group, Inc. (a)	7,602	154,853
Whirlpool Corp.	1,776	278,583

		920,139

HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	7,378	481,119
Kimberly-Clark Corp.	3,464	361,849
The Clorox Co. (a)	1,293	119,939
The Procter & Gamble Co.	29,429	2,395,815

		3,358,722

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	7,272	208,852
The AES Corp.	14,088	204,417

		413,269

INDUSTRIAL CONGLOMERATES — 3.6%
General Electric Co.	223,311	6,259,407

INSURANCE — 4.9%
ACE, Ltd.	7,515	778,028
Aflac, Inc.	10,336	690,445
American International Group, Inc.	32,460	1,657,083
Assurant, Inc.	1,624	107,785
Cincinnati Financial Corp. (a)	3,341	174,968
Genworth Financial, Inc. (Class A) (b)	10,914	169,494
Hartford Financial Services Group, Inc.	10,066	364,691
Lincoln National Corp.	3,154	162,809
Loews Corp.	6,815	328,756
Marsh & McLennan Cos., Inc.	4,102	198,373
MetLife, Inc.	24,769	1,335,544
Principal Financial Group, Inc.	2,885	142,259
The Allstate Corp.	10,005	545,673
The Chubb Corp.	5,582	539,389
The Progressive Corp.	12,237	333,703
The Travelers Cos., Inc.	8,069	730,567
Unum Group	5,987	210,024
XL Group PLC	6,607	210,367

		8,679,958

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc. (a)	723	50,364

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. (b)	8,448	463,711

IT SERVICES — 1.9%
Accenture PLC (Class A)	6,181	508,202
Computer Sciences Corp.	3,252	181,722
International Business Machines Corp.	12,429	2,331,307
Paychex, Inc.	2,361	107,496
Teradata Corp. (b)	1,794	81,609
The Western Union Co. (a)	4,472	77,142

		3,287,478

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,074	59,081
Mattel, Inc.	3,062	145,690

		204,771

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	2,324	132,909
Life Technologies Corp. (b)	1,162	88,080
PerkinElmer, Inc.	1,162	47,909
Waters Corp. (b)	720	72,000

		340,898

MACHINERY — 2.1%
Caterpillar, Inc. (a)	14,004	1,271,703
Cummins, Inc.	1,270	179,032
Deere & Co. (a)	8,437	770,551
Dover Corp.	1,148	110,828
Illinois Tool Works, Inc.	4,014	337,497
Ingersoll-Rand PLC	2,571	158,374
Joy Global, Inc. (a)	2,366	138,387
Pall Corp.	868	74,084
Parker Hannifin Corp.	1,388	178,552
Pentair, Ltd.	1,706	132,505
Snap-On, Inc.	530	58,046
Stanley Black & Decker, Inc.	3,383	272,974
Xylem, Inc.	1,650	57,090

		3,739,623

MEDIA — 1.5%
Cablevision Systems Corp. (Class A) (a)	5,068	90,869
Gannett Co., Inc.	4,998	147,841
McGraw Hill Financial, Inc.	2,470	193,154
The Walt Disney Co.	11,938	912,063
Time Warner, Inc.	8,974	625,667
Twenty-First Century Fox, Inc.	19,530	687,066

		2,656,660

METALS & MINING — 1.1%
Alcoa, Inc. (a)	23,505	249,858
Allegheny Technologies, Inc. (a)	2,406	85,726
Cliffs Natural Resources, Inc. (a)	3,432	89,953
Freeport-McMoRan Copper & Gold, Inc.	23,040	869,530
Newmont Mining Corp.	10,939	251,925
Nucor Corp. (a)	7,038	375,688
United States Steel Corp. (a)	3,298	97,291

		2,019,971

MULTI-UTILITIES — 2.0%
Ameren Corp.	5,549	200,652
CenterPoint Energy, Inc.	9,747	225,935
CMS Energy Corp.	6,037	161,611
Consolidated Edison, Inc. (a)	6,497	359,154
Dominion Resources, Inc.	6,408	414,534
DTE Energy Co.	3,859	256,199
Integrys Energy Group, Inc. (a)	1,803	98,101
NiSource, Inc.	6,980	229,502
PG&E Corp.	10,069	405,579
Public Service Enterprise Group, Inc.	11,160	357,566
SCANA Corp. (a)	3,198	150,082

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Sempra Energy	5,051	$453,378
TECO Energy, Inc. (a)	4,665	80,425
Wisconsin Energy Corp. (a)	5,170	213,728

		3,606,446

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	3,496	210,879
Family Dollar Stores, Inc.	2,112	137,217
Kohl’s Corp. (a)	4,463	253,275
Macy’s, Inc.	8,184	437,026
Nordstrom, Inc. (a)	1,478	91,340
Target Corp.	13,960	883,249

		2,012,986

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	25,860	314,716

OIL, GAS & CONSUMABLE FUELS — 14.0%
Anadarko Petroleum Corp.	5,243	415,875
Apache Corp.	8,827	758,592
Chesapeake Energy Corp. (a)	5,721	155,268
Chevron Corp.	42,496	5,308,175
ConocoPhillips	26,999	1,907,479
CONSOL Energy, Inc.	4,957	188,564
Denbury Resources, Inc. (b)	8,128	133,543
Devon Energy Corp.	8,523	527,318
Exxon Mobil Corp.	96,399	9,755,579
Hess Corp.	6,265	519,995
Marathon Oil Corp.	15,380	542,914
Marathon Petroleum Corp.	3,757	344,630
Murphy Oil Corp. (a)	4,031	261,531
Newfield Exploration Co. (b)	1,183	29,137
Occidental Petroleum Corp.	9,631	915,908
Peabody Energy Corp.	5,840	114,055
Phillips 66	13,194	1,017,653
QEP Resources, Inc.	3,876	118,800
Southwestern Energy Co. (b)	3,373	132,660
Spectra Energy Corp.	7,793	277,587
Tesoro Corp.	2,954	172,809
The Williams Cos., Inc.	8,321	320,941
Valero Energy Corp.	11,901	599,811
WPX Energy, Inc. (a)(b)	4,294	87,512

		24,606,336

PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	9,827	481,818
Weyerhaeuser Co.	12,839	405,327

		887,145

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	5,658	97,431

PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	12,690	674,473
Eli Lilly & Co.	21,856	1,114,656
Forest Laboratories, Inc. (b)	2,475	148,574
Hospira, Inc. (b)	1,995	82,354
Johnson & Johnson	25,511	2,336,552
Merck & Co., Inc.	34,206	1,712,010
Pfizer, Inc.	72,925	2,233,693
Zoetis, Inc.	3,798	124,157

		8,426,469

PROFESSIONAL SERVICES — 0.1%
Nielsen Holdings NV	2,562	117,570

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Apartment Investment & Management Co. (Class A)	1,427	36,974
AvalonBay Communities, Inc.	1,566	185,148
Boston Properties, Inc.	1,738	174,443
Equity Residential	3,952	204,990
General Growth Properties, Inc.	6,758	135,633
HCP, Inc.	10,109	367,159
Health Care REIT, Inc.	2,004	107,354
Host Hotels & Resorts, Inc.	5,832	113,374
Kimco Realty Corp.	4,982	98,395
Plum Creek Timber Co., Inc. (a)	1,697	78,927
ProLogis	4,515	166,829
Public Storage	1,324	199,289
Simon Property Group, Inc.	2,924	444,916
Ventas, Inc.	3,298	188,909
Vornado Realty Trust	1,873	166,304

		2,668,644

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	1,960	51,548

ROAD & RAIL — 0.2%
CSX Corp.	8,014	230,563
Ryder Systems, Inc.	1,209	89,200

		319,763

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Altera Corp.	4,160	135,325
Analog Devices, Inc.	3,603	183,501
Applied Materials, Inc.	11,718	207,291
Broadcom Corp. (Class A)	11,930	353,725
Intel Corp.	109,700	2,847,812
Lam Research Corp. (b)	1,550	84,398
Linear Technology Corp. (a)	2,267	103,262
LSI Corp.	3,804	41,920
NVIDIA Corp.	6,653	106,581
Texas Instruments, Inc.	9,553	419,472
Xilinx, Inc.	2,670	122,606

		4,605,893

SOFTWARE — 1.0%
CA, Inc.	2,396	80,625
Citrix Systems, Inc. (b)	1,566	99,050
Oracle Corp.	35,684	1,365,270
Symantec Corp.	7,116	167,795

		1,712,740

SPECIALTY RETAIL — 1.3%
AutoNation, Inc. (b)	1,400	69,566
Best Buy Co., Inc.	3,102	123,708
CarMax, Inc. (b)	1,926	90,561
GameStop Corp. (Class A) (a)	1,372	67,585
L Brands, Inc.	1,902	117,639
Lowe’s Cos., Inc.	9,188	455,265
PetSmart, Inc.	1,160	84,390
Staples, Inc. (a)	14,737	234,171
The Gap, Inc.	2,006	78,394

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

The Home Depot, Inc.	10,874	$895,365
Urban Outfitters, Inc. (b)	950	35,245

		2,251,889

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Coach, Inc.	2,430	136,396
PVH Corp.	636	86,509
Ralph Lauren Corp.	528	93,229

		316,134

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (a)	10,959	103,343
People’s United Financial, Inc.	3,497	52,875

		156,218

TOBACCO — 1.3%
Altria Group, Inc.	20,795	798,320
Philip Morris International, Inc.	15,522	1,352,432
Reynolds American, Inc.	3,412	170,567

		2,321,319

TOTAL COMMON STOCKS —
(Cost $153,362,785)		175,495,987

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,092,343	5,092,343
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	436,295	436,295

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,528,638)		5,528,638

TOTAL INVESTMENTS — 102.8% (h)
(Cost $158,891,423)		181,024,625
OTHER ASSETS & LIABILITIES — (2.8)%		(4,858,156)

NET ASSETS — 100.0%		$176,166,469

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	788	$22,072
Aerovironment, Inc. (a)	400	11,652
Alliant Techsystems, Inc.	628	76,415
American Science & Engineering, Inc.	155	11,146
API Technologies Corp. (a)(b)	723	2,465
Astronics Corp. (a)	279	14,229
BE Aerospace, Inc. (a)	1,982	172,493
Cubic Corp.	395	20,801
Curtiss-Wright Corp.	948	58,994
DigitalGlobe, Inc. (a)	1,498	61,643
Ducommun, Inc. (a)	245	7,303
Engility Holdings, Inc. (a)	308	10,287
Erickson Air-Crane, Inc. (a)(b)	80	1,663
Esterline Technologies Corp. (a)	633	64,541
Exelis, Inc.	3,791	72,256
GenCorp, Inc. (a)(b)	1,275	22,976
HEICO Corp. (b)	1,318	76,378
Hexcel Corp. (a)	2,083	93,089
Huntington Ingalls Industries, Inc.	1,030	92,710
Innovative Solutions & Support, Inc. (a)	233	1,699
Kratos Defense & Security Solutions, Inc. (a)(b)	965	7,411
LMI Aerospace, Inc. (a)(b)	245	3,611
Moog, Inc. (Class A) (a)	958	65,087
National Presto Industries, Inc.	75	6,038
Orbital Sciences Corp. (a)	1,278	29,777
Sparton Corp. (a)	245	6,848
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,457	83,735
Taser International, Inc. (a)	1,125	17,865
Teledyne Technologies, Inc. (a)	743	68,252
The Keyw Holding Corp. (a)(b)	630	8,467
TransDigm Group, Inc.	1,054	169,715
Triumph Group, Inc.	1,027	78,124

		1,439,742

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,123	9,085
Atlas Air Worldwide Holdings, Inc. (a)	560	23,044
Echo Global Logistics, Inc. (a)(b)	405	8,699
Forward Air Corp.	638	28,015
HUB Group, Inc. (Class A) (a)	798	31,824
Pacer International, Inc. (a)	710	5,865
Park-Ohio Holdings Corp. (a)	155	8,122
UTI Worldwide, Inc.	1,913	33,592
XPO Logistics, Inc. (a)(b)	603	15,853

		164,099

AIRLINES — 0.9%
Alaska Air Group, Inc.	1,423	104,406
Allegiant Travel Co.	320	33,741
American Airlines Group, Inc. (a)(b)	3,997	100,924
Copa Holdings SA (Class A)	720	115,279
Hawaiian Holdings, Inc. (a)(b)	1,118	10,766
JetBlue Airways Corp. (a)(b)	4,949	42,314
Republic Airways Holdings, Inc. (a)	1,033	11,043
SkyWest, Inc.	1,123	16,654
Spirit Airlines, Inc. (a)	1,178	53,493
United Continental Holdings, Inc. (a)	7,259	274,608

		763,228

AUTO COMPONENTS — 1.0%
Allison Transmission Holdings, Inc.	683	18,858
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,438	29,407
Cooper Tire & Rubber Co.	1,360	32,694
Dana Holding Corp.	3,013	59,115
Dorman Products, Inc. (a)(b)	465	26,072
Drew Industries, Inc.	478	24,473
Federal-Mogul Corp. (a)	398	7,833
Fox Factory Holding Corp. (a)(b)	200	3,524
Fuel Systems Solutions, Inc. (a)	325	4,508
Gentex Corp. (b)	2,931	96,694
Gentherm, Inc. (a)	720	19,303
Lear Corp.	1,609	130,281
Modine Manufacturing Co. (a)	1,048	13,435
Remy International, Inc.	325	7,579
Shiloh Industries, Inc. (a)	128	2,496
Spartan Motors, Inc.	718	4,810
Standard Motor Products, Inc.	395	14,536
Stoneridge, Inc. (a)	648	8,262
Superior Industries International, Inc.	475	9,799
Tenneco, Inc. (a)	1,273	72,014
Tower International, Inc. (a)	165	3,531
TRW Automotive Holdings Corp. (a)	2,153	160,162
Visteon Corp. (a)	1,058	86,640

		836,026

AUTOMOBILES — 0.4%
Tesla Motors, Inc. (a)(b)	1,710	257,150
Thor Industries, Inc. (b)	863	47,663
Winnebago Industries, Inc. (a)	550	15,098

		319,911

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)(b)	183	44,248
Coca-Cola Hellenic Bottling Co.	75	5,489
Craft Brew Alliance, Inc. (a)	245	4,023
National Beverage Corp. (a)	240	4,838

		58,598

BIOTECHNOLOGY — 2.9%
ACADIA Pharmaceuticals, Inc. (a)	1,423	35,561
Achillion Pharmaceuticals, Inc. (a)(b)	2,083	6,916
Acorda Therapeutics, Inc. (a)	883	25,784
Aegerion Pharmaceuticals, Inc. (a)	545	38,673
Agios Pharmaceuticals, Inc. (a)(b)	100	2,395
Alkermes PLC (a)	2,575	104,699
Alnylam Pharmaceuticals, Inc. (a)(b)	1,188	76,424
AMAG Pharmaceuticals, Inc. (a)	485	11,771
Amicus Therapeutics, Inc. (a)	646	1,518
Anacor Pharmaceuticals, Inc. (a)(b)	565	9,481
Arena Pharmaceuticals, Inc. (a)(b)	4,629	27,080
ARIAD Pharmaceuticals, Inc. (a)(b)	4,017	27,396
ArQule, Inc. (a)	1,283	2,758
Array BioPharma, Inc. (a)(b)	2,473	12,390
Aveo Pharmaceuticals, Inc. (a)	1,123	2,066
BioMarin Pharmaceutical, Inc. (a)	2,868	201,534
Biotime, Inc. (a)(b)	803	2,891

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Bluebird Bio, Inc. (a)(b)	100	$2,098
Cell Therapeutics, Inc. (a)(b)	2,396	4,600
Celldex Therapeutics, Inc. (a)(b)	1,768	42,803
Cepheid, Inc. (a)(b)	1,361	63,586
Chelsea Therapeutics International, Ltd. (a)(b)	1,440	6,379
ChemoCentryx, Inc. (a)(b)	568	3,289
Chimerix, Inc. (a)	155	2,342
Clovis Oncology, Inc. (a)	325	19,588
Coronado Biosciences, Inc. (a)(b)	480	1,262
Cubist Pharmaceuticals, Inc. (a)(b)	1,300	89,531
Curis, Inc. (a)(b)	1,668	4,704
Cytokinetics, Inc. (a)(b)	568	3,692
Cytori Therapeutics, Inc. (a)(b)	1,358	3,490
Dendreon Corp. (a)(b)	3,354	10,028
Durata Therapeutics, Inc. (a)(b)	230	2,942
Dyax Corp. (a)	2,713	20,429
Dynavax Technologies Corp. (a)(b)	3,916	7,675
Emergent Biosolutions, Inc. (a)	553	12,713
Enanta Pharmaceuticals, Inc. (a)	77	2,101
Enzon Pharmaceuticals, Inc. (b)	800	928
Epizyme, Inc. (a)(b)	170	3,536
Exact Sciences Corp. (a)(b)	1,539	17,991
Exelixis, Inc. (a)(b)	3,914	23,993
Fibrocell Science, Inc. (a)(b)	410	1,665
Galena Biopharma, Inc. (a)(b)	1,953	9,687
Genomic Health, Inc. (a)(b)	310	9,074
Geron Corp. (a)(b)	2,801	13,277
GTx, Inc. (a)(b)	560	924
Halozyme Therapeutics, Inc. (a)(b)	1,923	28,826
Harvard Apparatus Regenerative Technology, Inc. (a)	140	665
Hyperion Therapeutics, Inc. (a)(b)	155	3,134
Idenix Pharmaceuticals, Inc. (a)(b)	2,161	12,923
ImmunoGen, Inc. (a)(b)	1,848	27,110
Immunomedics, Inc. (a)(b)	1,608	7,397
Incyte Corp. (a)(b)	2,048	103,690
Infinity Pharmaceuticals, Inc. (a)(b)	1,043	14,404
Insmed, Inc. (a)	736	12,519
Insys Therapeutics, Inc. (a)(b)	75	2,903
Intercept Pharmaceuticals, Inc. (a)(b)	165	11,266
InterMune, Inc. (a)(b)	1,763	25,969
Intrexon Corp. (a)(b)	200	4,760
Ironwood Pharmaceuticals, Inc. (a)(b)	2,001	23,232
Isis Pharmaceuticals, Inc. (a)(b)	2,298	91,552
KaloBios Pharmaceuticals, Inc. (a)(b)	188	831
Keryx Biopharmaceuticals, Inc. (a)(b)	1,763	22,831
KYTHERA Biopharmaceuticals, Inc. (a)(b)	245	9,126
Lexicon Pharmaceuticals, Inc. (a)(b)	4,881	8,786
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	405	21,303
MannKind Corp. (a)(b)	3,203	16,688
Medivation, Inc. (a)	1,486	94,836
MEI Pharma, Inc. (a)	206	1,650
Merrimack Pharmaceuticals, Inc. (a)(b)	1,901	10,151
MiMedx Group, Inc. (a)(b)	1,748	15,277
Momenta Pharmaceuticals, Inc. (a)	1,048	18,529
Myriad Genetics, Inc. (a)(b)	1,473	30,903
Nanosphere, Inc. (a)	875	2,004
Navidea Biopharmaceuticals, Inc. (a)(b)	2,558	5,295
Neurocrine Biosciences, Inc. (a)	1,443	13,478
NewLink Genetics Corp. (a)	410	9,024
Novavax, Inc. (a)	3,676	18,821
NPS Pharmaceuticals, Inc. (a)(b)	2,063	62,633
OncoGenex Pharmaceutical, Inc. (a)(b)	320	2,669
OncoMed Pharmaceuticals, Inc. (a)(b)	100	2,952
Onconova Therapeutics, Inc. (a)(b)	100	1,148
Ophthotech Corp. (a)(b)	200	6,470
Opko Health, Inc. (a)(b)	4,038	34,081
Orexigen Therapeutics, Inc. (a)(b)	1,993	11,221
Osiris Therapeutics, Inc. (a)(b)	310	4,985
OvaScience, Inc. (a)	150	1,371
PDL BioPharma, Inc. (b)	2,946	24,864
Peregrine Pharmaceuticals, Inc. (a)(b)	2,929	4,071
Pharmacyclics, Inc. (a)	1,192	126,090
Portola Pharmaceuticals, Inc. (a)(b)	250	6,437
Progenics Pharmaceuticals, Inc. (a)(b)	1,305	6,956
Prothena Corp. PLC (a)(b)	335	8,884
PTC Therapeutics, Inc. (a)(b)	200	3,394
Puma Biotechnology, Inc. (a)(b)	480	49,694
Raptor Pharmaceutical Corp. (a)(b)	1,203	15,663
Receptos, Inc. (a)(b)	170	4,928
Regulus Therapeutics, Inc. (a)	148	1,094
Repligen Corp. (a)(b)	630	8,593
Rigel Pharmaceuticals, Inc. (a)	1,833	5,224
Sangamo Biosciences, Inc. (a)(b)	1,213	16,849
Sarepta Therapeutics, Inc. (a)(b)	730	14,870
Seattle Genetics, Inc. (a)(b)	2,016	80,418
SIGA Technologies, Inc. (a)(b)	803	2,626
Spectrum Pharmaceuticals, Inc. (a)(b)	1,278	11,310
Stemline Therapeutics, Inc. (a)(b)	150	2,940
Sunesis Pharmaceuticals, Inc. (a)(b)	725	3,436
Synageva BioPharma Corp. (a)(b)	410	26,535
Synergy Pharmaceuticals, Inc. (a)(b)	1,668	9,391
Synta Pharmaceuticals Corp. (a)(b)	883	4,627
Targacept, Inc. (a)(b)	550	2,282
TESARO, Inc. (a)	230	6,495
Tetraphase Pharmaceuticals, Inc. (a)	240	3,245
TG Therapeutics, Inc. (a)(b)	224	874
Theravance, Inc. (a)(b)	1,608	57,325
Threshold Pharmaceuticals, Inc. (a)	1,048	4,894
United Therapeutics Corp. (a)(b)	905	102,337
Vanda Pharmaceuticals, Inc. (a)(b)	648	8,042
Verastem, Inc. (a)(b)	317	3,614
Vical, Inc. (a)(b)	1,593	1,880
XOMA Corp. (a)(b)	1,363	9,173
ZIOPHARM Oncology, Inc. (a)(b)	1,440	6,250

		2,416,382

BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	1,605	86,574
AAON, Inc.	550	17,572
American Woodmark Corp. (a)(b)	245	9,685
Apogee Enterprises, Inc.	545	19,571
Armstrong World Industries, Inc. (a)	484	27,883
Builders FirstSource, Inc. (a)(b)	960	6,854
Fortune Brands Home & Security, Inc.	3,348	153,004
Gibraltar Industries, Inc. (a)	635	11,805

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Griffon Corp.	960	$12,682
Insteel Industries, Inc.	405	9,206
Lennox International, Inc.	1,038	88,292
NCI Building Systems, Inc. (a)	490	8,595
Nortek, Inc. (a)	150	11,190
Owens Corning (a)	2,460	100,171
Patrick Industries, Inc. (a)	165	4,773
PGT, Inc. (a)	723	7,317
Ply Gem Holdings, Inc. (a)(b)	315	5,679
Quanex Building Products Corp. (b)	800	15,936
Simpson Manufacturing Co., Inc.	783	28,760
Trex Co., Inc. (a)	308	24,495
Universal Forest Products, Inc.	395	20,595
USG Corp. (a)(b)	1,631	46,288

		716,927

CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc. (a)	1,078	233,797
Arlington Asset Investment Corp. (Class A) (b)	315	8,313
Artisan Partners Asset Management, Inc.	230	14,994
BGC Partners, Inc. (Class A) (b)	2,718	16,471
Calamos Asset Management, Inc. (Class A)	395	4,677
CIFC Corp. (b)	147	1,144
Cohen & Steers, Inc. (b)	400	16,024
Cowen Group, Inc. (Class A) (a)	2,078	8,125
Diamond Hill Investment Group, Inc. (b)	85	10,059
Eaton Vance Corp.	2,464	105,435
Evercore Partners, Inc. (Class A)	630	37,661
FBR & Co. (a)	155	4,089
Federated Investors, Inc. (Class B) (b)	1,922	55,354
Financial Engines, Inc.	1,038	72,120
FXCM, Inc. (Class A) (b)	805	14,361
GAMCO Investors, Inc. (Class A)	70	6,088
GFI Group, Inc.	1,528	5,974
Greenhill & Co., Inc. (b)	550	31,867
HFF, Inc. (Class A) (a)	723	19,413
ICG Group, Inc. (a)	795	14,811
Intl. FCStone, Inc. (a)(b)	325	6,025
Investment Technology Group, Inc. (a)	800	16,448
Janus Capital Group, Inc. (b)	3,196	39,534
JMP Group, Inc.	315	2,331
KCG Holdings, Inc. (Class A) (a)(b)	1,517	18,143
Ladenburg Thalmann Financial Services, Inc. (a)(b)	2,148	6,723
Lazard, Ltd. (Class A)	2,613	118,421
LPL Investment Holdings, Inc.	1,132	53,238
Manning & Napier, Inc.	323	5,701
Oppenheimer Holdings, Inc. (Class A)	245	6,071
Piper Jaffray Co., Inc. (a)	308	12,181
Pzena Investment Management, Inc. (Class A)	240	2,822
Raymond James Financial, Inc.	2,510	130,997
Safeguard Scientifics, Inc. (a)(b)	488	9,804
SEI Investments Co.	2,943	102,210
Stifel Financial Corp. (a)	1,258	60,283
SWS Group, Inc. (a)	645	3,922
TD Ameritrade Holding Corp.	4,751	145,571
Virtus Investment Partners, Inc. (a)	152	30,408
Waddell & Reed Financial, Inc. (Class A)	1,708	111,225
Walter Investment Management Corp. (a)	703	24,858
Westwood Holdings Group, Inc.	163	10,091
WisdomTree Investments, Inc. (a)(b)	2,063	36,536

		1,634,320

CHEMICALS — 2.6%
A. Schulman, Inc.	643	22,672
Advanced Emissions Solutions, Inc. (a)	245	13,286
Albemarle Corp.	1,655	104,910
American Pacific Corp. (a)	70	2,608
American Vanguard Corp.	645	15,667
Arabian American Development Co. (a)	395	4,957
Ashland, Inc.	1,614	156,623
Axiall Corp.	1,390	65,942
Balchem Corp.	640	37,568
Cabot Corp.	1,290	66,306
Calgon Carbon Corp. (a)	1,110	22,833
Celanese Corp. (Series A)	3,241	179,260
Chase Corp.	165	5,824
Chemtura Corp. (a)	1,973	55,086
Cytec Industries, Inc.	723	67,355
Ferro Corp. (a)	1,513	19,412
Flotek Industries, Inc. (a)(b)	1,045	20,973
FutureFuel Corp. (b)	485	7,663
GSE Holding, Inc. (a)	168	348
H.B. Fuller Co.	1,030	53,601
Hawkins, Inc. (b)	150	5,578
Huntsman Corp.	3,913	96,260
Innophos Holdings, Inc.	483	23,474
Innospec, Inc.	475	21,954
Intrepid Potash, Inc. (a)(b)	1,206	19,103
KMG Chemicals, Inc.	155	2,618
Koppers Holdings, Inc.	390	17,842
Kraton Performance Polymers, Inc. (a)	725	16,711
Kronos Worldwide, Inc.	432	8,230
Landec Corp. (a)	560	6,787
LSB Industries, Inc. (a)	398	16,326
Marrone Bio Innovations, Inc. (a)(b)	200	3,556
Minerals Technologies, Inc.	713	42,830
NewMarket Corp. (b)	194	64,825
Olin Corp. (b)	1,668	48,122
OM Group, Inc. (a)	630	22,938
Omnova Solutions, Inc. (a)	1,048	9,547
Penford Corp. (a)	250	3,213
PolyOne Corp.	2,068	73,104
Quaker Chemical Corp.	230	17,726
Rockwood Holdings, Inc.	1,439	103,493
RPM International, Inc.	2,716	112,741
Sensient Technologies Corp.	1,031	50,024
Stepan Co.	400	26,252
Taminco Corp. (a)	315	6,366
The Scotts Miracle-Gro Co. (Class A)	880	54,754
Tredegar Corp.	568	16,364
Valspar Corp.	1,807	128,821
W.R. Grace & Co. (a)	1,519	150,184
Westlake Chemical Corp.	371	45,288
Zep, Inc.	480	8,717

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zoltek Cos., Inc. (a)	553	$9,263

		2,155,905

COMMERCIAL BANKS — 5.0%
1st Source Corp.	320	10,221
1st United Bancorp, Inc.	640	4,870
Access National Corp.	160	2,392
American National Bankshares, Inc. (b)	160	4,200
Ameris Bancorp (a)	468	9,879
Ames National Corp.	250	5,598
Arrow Financial Corp. (b)	249	6,613
Associated Banc-Corp.	3,430	59,682
Bancfirst Corp.	160	8,970
Banco Latinoamericano de Comercio Exterior SA (b)	643	18,017
Bancorp, Inc. (a)	725	12,985
BancorpSouth, Inc. (b)	1,888	47,993
Bank of Hawaii Corp.	936	55,355
Bank of Kentucky Financial Corp.	165	6,089
Bank of Marin Bancorp (b)	70	3,037
Bank of the Ozarks, Inc. (b)	633	35,821
BankUnited, Inc.	1,361	44,804
Banner Corp.	395	17,704
Bar Harbor Bankshares	80	3,199
BBCN Bancorp, Inc.	1,678	27,838
BNC Bancorp	400	6,856
BOK Financial Corp.	541	35,879
Boston Private Financial Holdings, Inc.	1,673	21,113
Bridge Bancorp, Inc.	250	6,500
Bridge Capital Holdings (a)	250	5,135
Bryn Mawr Bank Corp.	328	9,899
C&F Financial Corp.	83	3,791
Camden National Corp.	160	6,755
Capital Bank Financial Corp. (Class A) (a)	463	10,533
Capital City Bank Group, Inc. (a)	235	2,766
CapitalSource, Inc.	3,946	56,704
Cardinal Financial Corp.	638	11,484
Cascade Bancorp (a)	128	669
Cathay General Bancorp	1,678	44,853
Center Bancorp, Inc.	235	4,409
Centerstate Banks, Inc.	640	6,496
Central Pacific Financial Corp.	483	9,699
Century Bancorp, Inc. (Class A)	80	2,660
Chemical Financial Corp.	653	20,681
Chemung Financial Corp. (b)	80	2,734
CIT Group, Inc.	4,121	214,828
Citizens & Northern Corp. (b)	235	4,848
City Holding Co. (b)	315	14,594
City National Corp.	938	74,308
CNB Financial Corp.	235	4,465
CoBiz Financial, Inc.	710	8,492
Columbia Banking System, Inc.	1,023	28,143
Commerce Bancshares, Inc.	1,658	74,461
Community Bank System, Inc. (b)	785	31,149
Community Trust Bancorp, Inc. (b)	325	14,677
CommunityOne Bancorp (a)	245	3,124
ConnectOne Bancorp, Inc. (a)(b)	37	1,466
CU Bancorp (a)(b)	250	4,370
Cullen/Frost Bankers, Inc.	1,030	76,663
Customers Bancorp, Inc. (a)	393	8,041
CVB Financial Corp. (b)	1,908	32,570
Eagle Bancorp, Inc. (a)	480	14,702
East West Bancorp, Inc.	2,763	96,622
Enterprise Bancorp, Inc.	160	3,387
Enterprise Financial Services Corp.	403	8,229
F.N.B. Corp.	3,023	38,150
Farmers Capital Bank Corp. (a)	160	3,480
Fidelity Southern Corp.	336	5,581
Financial Institutions, Inc.	325	8,031
First Bancorp	395	6,565
First Bancorp, Inc.	250	4,355
First BanCorp- Puerto Rico (a)(b)	1,513	9,365
First Busey Corp.	1,513	8,775
First Citizens BancShares, Inc. (Class A)	160	35,621
First Commonwealth Financial Corp.	2,071	18,266
First Community Bancshares, Inc.	405	6,764
First Connecticut Bancorp, Inc.	410	6,609
First Financial Bancorp	1,190	20,742
First Financial Bankshares, Inc. (b)	630	41,782
First Financial Corp.	240	8,774
First Financial Holdings, Inc.	439	29,198
First Horizon National Corp. (b)	4,894	57,015
First Interstate Bancsystem, Inc.	405	11,490
First Merchants Corp.	745	16,956
First Midwest Bancorp, Inc.	1,598	28,013
First NBC Bank Holding Co. (a)	80	2,584
First Niagara Financial Group, Inc.	7,196	76,422
First Republic Bank	2,377	124,436
First Security Group, Inc. (a)	1,365	3,140
FirstMerit Corp.	3,411	75,827
Flushing Financial Corp.	635	13,145
Fulton Financial Corp.	3,970	51,928
German American Bancorp, Inc. (b)	230	6,555
Glacier Bancorp, Inc. (b)	1,413	42,093
Great Southern Bancorp, Inc. (b)	245	7,450
Guaranty Bancorp	320	4,496
Hampton Roads Bankshares, Inc. (a)	719	1,258
Hancock Holding Co.	1,685	61,806
Hanmi Financial Corp.	630	13,791
Heartland Financial USA, Inc. (b)	320	9,213
Heritage Commerce Corp.	490	4,038
Heritage Financial Corp. (b)	320	5,475
Heritage Oaks Bancorp (a)	390	2,925
Home Bancshares, Inc. (b)	958	35,781
Home Federal Bancorp, Inc.	323	4,813
HomeTrust Bancshares, Inc. (a)(b)	490	7,835
Horizon Bancorp	155	3,926
Hudson Valley Holding Corp.	310	6,309
IBERIABANK Corp.	640	40,224
Independent Bank Corp.-Massachusetts (b)	478	18,733
Independent Bank Group, Inc. (b)	80	3,973
International Bancshares Corp.	1,113	29,372
Intervest Bancshares Corp. (a)	405	3,042
Investors Bancorp, Inc.	988	25,273
Lakeland Bancorp, Inc.	640	7,917
Lakeland Financial Corp.	310	12,090
LCNB Corp.	168	3,002

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Macatawa Bank Corp. (a)	473	$2,365
MainSource Financial Group, Inc.	390	7,032
MB Financial, Inc.	1,103	35,395
Mercantile Bank Corp. (b)	155	3,345
Merchants Bancshares, Inc.	170	5,695
Metro Bancorp, Inc. (a)	325	7,001
MetroCorp Bancshares, Inc.	315	4,747
Middleburg Financial Corp.	70	1,263
MidSouth Bancorp, Inc. (b)	155	2,768
MidWestOne Financial Group, Inc.	165	4,488
National Bankshares, Inc.	165	6,087
National Penn Bancshares, Inc.	2,473	28,019
NBT Bancorp, Inc. (b)	965	24,993
NewBridge Bancorp (a)	565	4,238
Northrim BanCorp, Inc.	165	4,330
OFG Bancorp	955	16,560
Old National Bancorp (b)	2,158	33,168
OmniAmerican Bancorp, Inc. (a)	240	5,131
Pacific Continental Corp.	405	6,456
Pacific Premier Bancorp, Inc. (a)(b)	311	4,895
PacWest Bancorp (b)	793	33,480
Palmetto Bancshares, Inc. (a)	94	1,218
Park National Corp.	240	20,417
Park Sterling Corp.	960	6,854
Peapack Gladstone Financial Corp.	190	3,629
Penns Woods Bancorp, Inc. (b)	80	4,080
Peoples Bancorp, Inc.	240	5,402
Pinnacle Financial Partners, Inc.	713	23,194
Popular, Inc. (a)	2,092	60,103
Preferred Bank (a)	238	4,772
PrivateBancorp, Inc.	1,353	39,142
Prosperity Bancshares, Inc. (b)	1,249	79,174
Renasant Corp.	664	20,889
Republic Bancorp, Inc. (Class A)	250	6,135
S&T Bancorp, Inc. (b)	640	16,198
S.Y. Bancorp, Inc.	325	10,374
Sandy Spring Bancorp, Inc.	565	15,927
Seacoast Banking Corp. of Florida (a)	321	3,916
Sierra Bancorp	235	3,781
Signature Bank (a)	970	104,197
Simmons First National Corp.	310	11,517
Southside Bancshares, Inc. (b)	405	11,073
Southwest Bancorp, Inc. (a)	395	6,288
State Bank Financial Corp.	630	11,460
StellarOne Corp.	478	11,505
Sterling Bancorp	1,764	23,585
Sterling Financial Corp.	718	24,469
Suffolk Bancorp (a)	240	4,992
Sun Bancorp, Inc. (a)(b)	883	3,108
Susquehanna Bancshares, Inc.	3,801	48,805
SVB Financial Group (a)	925	96,995
Synovus Financial Corp.	19,914	71,690
Taylor Capital Group, Inc. (a)(b)	408	10,845
TCF Financial Corp.	3,321	53,966
Texas Capital Bancshares, Inc. (a)	780	48,516
The First of Long Island Corp. (b)	158	6,773
The National Bank Holdings Corp. (Class A)	920	19,688
Tompkins Financial Corp.	323	16,599
TowneBank (b)	560	8,618
Trico Bancshares	315	8,937
Tristate Capital Holdings, Inc. (a)(b)	165	1,957
Trustmark Corp.	1,340	35,966
UMB Financial Corp.	725	46,603
Umpqua Holdings Corp. (b)	2,296	43,945
Union First Market Bankshares Corp.	390	9,676
United Bankshares, Inc. (b)	1,030	32,393
United Community Banks, Inc. (a)	870	15,443
Univest Corp. of Pennsylvania	310	6,411
Valley National Bancorp (b)	4,246	42,970
VantageSouth Bancshares, Inc. (a)	256	1,349
ViewPoint Financial Group (b)	785	21,548
Virginia Commerce Bancorp, Inc. (a)	555	9,429
Washington Banking Co.	315	5,585
Washington Trust Bancorp, Inc.	323	12,022
Webster Financial Corp.	1,816	56,623
WesBanco, Inc.	560	17,920
West Bancorporation, Inc. (b)	315	4,983
Westamerica Bancorporation (b)	555	31,335
Western Alliance Bancorp (a)	1,503	35,862
Wilshire Bancorp, Inc.	1,268	13,859
Wintrust Financial Corp.	700	32,284
Yadkin Financial Corp. (a)	323	5,504

		4,102,380

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	1,108	31,678
ACCO Brands Corp. (a)	2,393	16,081
Acorn Energy, Inc. (b)	403	1,640
ARC Document Solutions, Inc. (a)	798	6,560
Casella Waste Systems, Inc. (Class A) (a)	793	4,599
Ceco Environmental Corp.	291	4,705
Cenveo, Inc. (a)(b)	1,108	3,812
Clean Harbors, Inc. (a)(b)	1,198	71,832
Compx International, Inc. (b)	26	366
Consolidated Graphics, Inc. (a)	160	10,790
Copart, Inc. (a)	2,289	83,892
Courier Corp.	240	4,342
Covanta Holding Corp. (b)	2,107	37,399
Deluxe Corp.	1,028	53,651
EnerNOC, Inc. (a)	560	9,638
Ennis, Inc.	560	9,912
G & K Services, Inc. (Class A)	395	24,581
Healthcare Services Group, Inc. (b)	1,433	40,654
Heritage-Crystal Clean, Inc. (a)(b)	153	3,135
Herman Miller, Inc.	1,185	34,981
HNI Corp.	955	37,083
Innerworkings, Inc. (a)(b)	963	7,502
Interface, Inc.	1,283	28,175
Intersections, Inc. (b)	250	1,947
KAR Auction Services, Inc.	1,547	45,714
Kimball International, Inc. (Class B)	725	10,897
Knoll, Inc.	1,038	19,006
McGrath Rentcorp	465	18,507
Mine Safety Appliances Co. (b)	548	28,063
Mobile Mini, Inc. (a)	795	32,738
Multi-Color Corp.	235	8,869
NL Industries, Inc.	145	1,621

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Performant Financial Corp. (a)(b)	480	$4,944
Quad Graphics, Inc.	565	15,385
R.R. Donnelley & Sons Co.	3,726	75,563
Rollins, Inc.	1,344	40,710
Schawk, Inc.	328	4,877
SP Plus Corp. (a)	318	8,281
Steelcase, Inc. (Class A)	1,648	26,137
Swisher Hygiene, Inc. (a)(b)	2,386	1,227
Team, Inc. (a)	390	16,513
Tetra Tech, Inc. (a)	1,353	37,857
The Brink’s Co.	943	32,194
The Geo Group, Inc.	1,458	46,977
TRC Cos., Inc. (a)	315	2,249
UniFirst Corp.	320	34,240
United Stationers, Inc.	783	35,932
US Ecology, Inc.	400	14,876
Viad Corp.	390	10,834
Waste Connections, Inc.	2,469	107,722
West Corp. (b)	485	12,469

		1,223,357

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	1,183	31,953
Alliance Fiber Optic Products, Inc.	340	5,117
Anaren, Inc. (a)	238	6,662
Arris Group, Inc. (a)	2,371	57,769
Aruba Networks, Inc. (a)(b)	2,288	40,955
Aviat Networks, Inc. (a)	1,273	2,877
Bel Fuse, Inc. (Class B)	245	5,221
Black Box Corp.	315	9,387
Brocade Communications Systems, Inc. (a)	9,047	80,247
CalAmp Corp. (a)	713	19,943
Calix, Inc. (a)	885	8,531
Ciena Corp. (a)(b)	2,151	51,473
CommScope Holding Co., Inc. (a)(b)	800	15,136
Comtech Telecommunications Corp.	310	9,771
Digi International, Inc. (a)	560	6,787
EchoStar Corp. (Class A) (a)	846	42,063
Emulex Corp. (a)	1,613	11,549
Extreme Networks, Inc. (a)	2,003	14,021
Finisar Corp. (a)	1,898	45,400
Harmonic, Inc. (a)	2,019	14,900
Infinera Corp. (a)(b)	2,478	24,235
InterDigital, Inc. (b)	880	25,951
Ixia (a)	1,198	15,945
JDS Uniphase Corp. (a)	4,800	62,304
KVH Industries, Inc. (a)	315	4,104
Netgear, Inc. (a)(b)	793	26,121
Numerex Corp. (Class A) (a)(b)	325	4,209
Oplink Communications, Inc. (a)	398	7,403
Palo Alto Networks, Inc. (a)	667	38,333
Parkervision, Inc. (a)(b)	1,923	8,750
PC-Tel, Inc.	400	3,828
Plantronics, Inc.	868	40,319
Polycom, Inc. (a)(b)	3,653	41,023
Procera Networks, Inc. (a)(b)	390	5,858
Riverbed Technology, Inc. (a)(b)	3,301	59,682
Ruckus Wireless, Inc. (a)(b)	963	13,675
ShoreTel, Inc. (a)	1,285	11,925
Sonus Networks, Inc. (a)	4,539	14,298
Tessco Technologies, Inc.	70	2,822
Ubiquiti Networks, Inc. (a)(b)	233	10,709
ViaSat, Inc. (a)	788	49,368
Westell Technologies, Inc. (Class A) (a)	958	3,880

		954,504

COMPUTERS & PERIPHERALS — 0.8%
3D Systems Corp. (a)(b)	2,081	193,387
Avid Technology, Inc. (a)	633	5,159
Cray, Inc. (a)(b)	788	21,638
Datalink Corp. (a)	315	3,434
Diebold, Inc. (b)	1,258	41,527
Electronics for Imaging, Inc. (a)	950	36,793
Fusion-io, Inc. (a)(b)	1,593	14,194
Hutchinson Technology, Inc. (a)	475	1,520
Imation Corp. (a)	718	3,360
Immersion Corp. (a)	550	5,709
Lexmark International, Inc. (Class A)	1,263	44,862
NCR Corp. (a)	3,328	113,352
QLogic Corp. (a)	1,923	22,749
Quantum Corp. (a)(b)	4,561	5,473
Silicon Graphics International Corp. (a)(b)	720	9,655
Stratasys, Ltd. (a)	730	98,331
Super Micro Computer, Inc. (a)	630	10,811

		631,954

CONSTRUCTION & ENGINEERING — 0.9%
Aecom Technology Corp. (a)	2,092	61,568
Aegion Corp. (a)(b)	790	17,293
Ameresco, Inc. (Class A) (a)(b)	395	3,816
Argan, Inc.	325	8,957
Chicago Bridge & Iron Co. NV	2,056	170,936
Comfort Systems USA, Inc.	800	15,512
Dycom Industries, Inc. (a)	723	20,092
EMCOR Group, Inc.	1,383	58,695
Furmanite Corp. (a)	800	8,496
Granite Construction, Inc.	791	27,669
Great Lakes Dredge & Dock Corp. (a)	1,281	11,785
KBR, Inc.	3,010	95,989
Layne Christensen Co. (a)(b)	395	6,747
Mastec, Inc. (a)(b)	1,178	38,544
MYR Group, Inc. (a)	488	12,239
Northwest Pipe Co. (a)	150	5,664
Orion Marine Group, Inc. (a)	555	6,677
Pike Corp. (a)	560	5,919
Primoris Services Corp.	710	22,102
Sterling Construction Co., Inc. (a)	310	3,636
Tutor Perini Corp. (a)	800	21,040
URS Corp.	1,572	83,300

		706,676

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	996	77,120
Headwaters, Inc. (a)(b)	1,508	14,763
Martin Marietta Materials, Inc. (b)	974	97,342
Texas Industries, Inc. (a)	485	33,358
US Concrete, Inc. (a)	328	7,423

		230,006

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 0.3%
Cash America International, Inc. (b)	543	$20,797
Consumer Portfolio Services, Inc. (a)(b)	410	3,850
Credit Acceptance Corp. (a)	160	20,798
DFC Global Corp. (a)	883	10,110
Encore Capital Group, Inc. (a)(b)	471	23,672
Ezcorp, Inc. (Class A) (a)	1,123	13,128
First Cash Financial Services, Inc. (a)	545	33,703
Green Dot Corp. (Class A) (a)(b)	560	14,084
Imperial Holdings, Inc. (a)(b)	408	2,668
Nelnet, Inc. (Class A)	478	20,143
Nicholas Financial, Inc.	245	3,856
Portfolio Recovery Associates, Inc. (a)(b)	1,028	54,320
Regional Management Corp. (a)	70	2,375
Springleaf Holdings, Inc. (a)(b)	500	12,640
The First Marblehead Corp. (a)(b)	190	1,404
World Acceptance Corp. (a)(b)	150	13,130

		250,678

CONTAINERS & PACKAGING — 0.9%
AEP Industries, Inc. (a)	75	3,962
AptarGroup, Inc.	1,359	92,154
Berry Plastics Group, Inc. (a)	1,203	28,620
Crown Holdings, Inc. (a)	2,976	132,640
Graphic Packaging Holding Co. (a)	3,963	38,045
Greif, Inc. (Class A)	668	35,003
Myers Industries, Inc.	650	13,728
Packaging Corp. of America	1,987	125,737
Rock-Tenn Co. (Class A)	1,476	154,995
Silgan Holdings, Inc.	850	40,817
Sonoco Products Co.	2,106	87,862
UFP Technologies, Inc. (a)	70	1,766

		755,329

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	240	18,223
LKQ Corp. (a)	6,121	201,381
Pool Corp.	950	55,233
VOXX International Corp. (a)	400	6,680
Weyco Group, Inc.	165	4,856

		286,373

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	305	13,258
Apollo Education Group, Inc. (a)	1,966	53,711
Ascent Capital Group Inc (Class A) (a)	325	27,807
Bridgepoint Education, Inc. (a)	400	7,084
Bright Horizons Family Solutions, Inc. (a)(b)	235	8,634
Capella Education Co.	240	15,946
Career Education Corp. (a)(b)	1,203	6,857
Carriage Services, Inc. (b)	315	6,152
Corinthian Colleges, Inc. (a)(b)	1,673	2,978
DeVry Education Group, Inc.	1,263	44,836
Education Management Corp. (a)	470	4,742
Grand Canyon Education, Inc. (a)	953	41,551
Hillenbrand, Inc.	1,105	32,509
Houghton Mifflin Harcourt Co. (a)(b)	400	6,784
ITT Educational Services, Inc. (a)(b)	475	15,950
JTH Holding, Inc. (Class A) (a)	75	1,823
K12, Inc. (a)	555	12,071
LifeLock, Inc. (a)	1,275	20,923
Lincoln Educational Services Corp.	470	2,341
Mac-Gray Corp.	235	4,989
Matthews International Corp. (Class A)	548	23,350
Regis Corp.	1,045	15,163
Service Corp. International	4,316	78,249
Sotheby’s	1,424	75,757
Steiner Leisure, Ltd. (a)	320	15,741
Strayer Education, Inc.	240	8,273
Universal Technical Institute, Inc.	485	6,746
Weight Watchers International, Inc. (b)	531	17,486

		571,711

DIVERSIFIED FINANCIAL SERVICES — 0.5%
California First National Bancorp	49	740
CBOE Holdings, Inc.	1,768	91,865
Gain Capital Holdings, Inc. (b)	234	1,757
ING US, Inc.	1,570	55,185
Interactive Brokers Group, Inc. (Class A)	948	23,074
MarketAxess Holdings, Inc.	800	53,496
Marlin Business Services Corp.	155	3,906
MSCI, Inc. (Class A) (a)	2,449	107,070
NewStar Financial, Inc. (a)	560	9,951
PHH Corp. (a)(b)	1,193	29,050
Pico Holdings, Inc. (a)	478	11,047
Resource America, Inc. (Class A)	235	2,200

		389,341

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
8x8, Inc. (a)(b)	1,513	15,372
Atlantic Tele-Network, Inc.	150	8,485
Cbeyond, Inc. (a)	555	3,830
Cincinnati Bell, Inc. (a)	4,386	15,614
Cogent Communications Group, Inc. (b)	948	38,309
Consolidated Communications Holdings, Inc.	885	17,373
Fairpoint Communications, Inc. (a)(b)	490	5,542
General Communication, Inc. (Class A) (a)	630	7,024
Hawaiian Telcom Holdco, Inc. (a)(b)	245	7,196
HickoryTech Corp.	325	4,170
IDT Corp. (Class B)	318	5,683
inContact, Inc. (a)(b)	1,113	8,693
Inteliquent, Inc.	725	8,279
Intelsat SA (a)	480	10,819
Iridium Communications, Inc. (a)(b)	1,355	8,482
Level 3 Communications, Inc. (a)	3,309	109,760
Lumos Networks Corp.	313	6,573
magicJack VocalTec, Ltd. (a)	400	4,768
ORBCOMM, Inc. (a)	805	5,104
Premiere Global Services, Inc. (a)	1,043	12,088
Straight Path Communications, Inc. (Class B) (a)	360	2,948
Towerstream Corp. (a)(b)	1,443	4,271
tw telecom, Inc. (a)	3,101	94,487
Vonage Holdings Corp. (a)	3,266	10,876

		415,746

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	785	$39,156
Cleco Corp.	1,250	58,275
El Paso Electric Co.	785	27,561
Great Plains Energy, Inc.	3,157	76,526
Hawaiian Electric Industries, Inc. (b)	1,980	51,599
IDACORP, Inc. (b)	1,039	53,862
ITC Holdings Corp.	1,047	100,324
MGE Energy, Inc. (b)	475	27,502
NRG Yield, Inc. (Class A) (b)	500	20,005
OGE Energy Corp.	4,038	136,888
Otter Tail Corp. (b)	705	20,635
PNM Resources, Inc.	1,673	40,353
Portland General Electric Co. (b)	1,493	45,089
The Empire District Electric Co.	870	19,740
UIL Holdings Corp. (b)	1,128	43,710
Unitil Corp.	325	9,909
UNS Energy Corp.	878	52,548
Westar Energy, Inc. (b)	2,593	83,417

		907,099

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (b)	855	93,468
American Superconductor Corp. (a)(b)	960	1,574
AZZ, Inc.	465	22,720
Brady Corp. (Class A)	953	29,476
Capstone Turbine Corp. (a)(b)	6,462	8,336
Coleman Cable, Inc.	155	4,064
Encore Wire Corp.	390	21,138
EnerSys (b)	943	66,095
Enphase Energy, Inc. (a)(b)	315	1,997
Franklin Electric Co., Inc.	945	42,185
FuelCell Energy, Inc. (a)(b)	3,346	4,718
Generac Holdings, Inc. (b)	1,009	57,150
General Cable Corp. (b)	1,033	30,380
Global Power Equipment Group, Inc.	410	8,024
GrafTech International, Ltd. (a)(b)	2,473	27,772
Hubbell, Inc. (Class B)	1,233	134,274
II-VI, Inc. (a)	1,123	19,765
LSI Industries, Inc.	485	4,205
Polypore International, Inc. (a)(b)	950	36,955
Powell Industries, Inc.	150	10,048
PowerSecure International, Inc. (a)	400	6,868
Preformed Line Products Co.	85	6,219
Regal-Beloit Corp.	950	70,034
Revolution Lighting Technologies, Inc. (a)(b)	640	2,192
SolarCity Corp. (a)	485	27,558
The Babcock & Wilcox Co.	2,240	76,586
Thermon Group Holdings, Inc. (a)	555	15,168
Vicor Corp. (a)	405	5,435

		834,404

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Aeroflex Holding Corp. (a)	395	2,568
Agilysys, Inc. (a)	325	4,524
Anixter International, Inc.	536	48,154
Arrow Electronics, Inc. (a)	2,097	113,762
Audience, Inc. (a)(b)	250	2,910
Avnet, Inc.	2,781	122,670
AVX Corp.	1,031	14,362
Badger Meter, Inc. (b)	325	17,713
Belden, Inc.	865	60,939
Benchmark Electronics, Inc. (a)	1,108	25,573
CDW Corp. (b)	600	14,016
Checkpoint Systems, Inc. (a)	880	13,878
Cognex Corp.	1,736	66,280
Coherent, Inc. (a)	470	34,963
CTS Corp.	720	14,335
Daktronics, Inc.	805	12,622
Dolby Laboratories, Inc. (Class A) (a)(b)	954	36,786
DTS, Inc. (a)	398	9,544
Electro Rent Corp.	400	7,408
Electro Scientific Industries, Inc.	473	4,948
Fabrinet (a)	648	13,323
FARO Technologies, Inc. (a)	310	18,073
FEI Co.	893	79,798
GSI Group, Inc. (a)	638	7,171
Ingram Micro, Inc. (Class A) (a)	3,121	73,219
Insight Enterprises, Inc. (a)	963	21,870
InvenSense, Inc. (a)(b)	1,195	24,832
IPG Photonics Corp. (a)(b)	689	53,473
Itron, Inc. (a)(b)	788	32,647
Kemet Corp. (a)	960	5,414
Littelfuse, Inc.	480	44,606
Maxwell Technologies, Inc. (a)(b)	645	5,012
Measurement Specialties, Inc. (a)	313	18,996
Mercury Computer Systems, Inc. (a)	723	7,917
Mesa Laboratories, Inc.	85	6,679
Methode Electronics, Inc. (Class A)	800	27,352
Mettler-Toledo International, Inc. (a)	617	149,678
MTS Systems Corp.	315	22,444
Multi-Fineline Electronix, Inc. (a)	155	2,153
National Instruments Corp.	1,968	63,015
Neonode, Inc. (a)(b)	565	3,571
Newport Corp. (a)	790	14,275
OSI Systems, Inc. (a)	393	20,872
Park Electrochemical Corp.	490	14,073
PC Connection, Inc.	150	3,728
Plexus Corp. (a)	718	31,082
RadiSys Corp. (a)	475	1,088
RealD, Inc. (a)	883	7,541
Richardson Electronics, Ltd.	235	2,670
Rofin-Sinar Technologies, Inc. (a)	648	17,509
Rogers Corp. (a)	310	19,065
Sanmina Corp. (a)	1,753	29,275
Scansource, Inc. (a)	550	23,336
Speed Commerce, Inc. (a)	885	4,133
SYNNEX Corp. (a)	560	37,744
Tech Data Corp. (a)	798	41,177
Trimble Navigation, Ltd. (a)	5,255	182,348
TTM Technologies, Inc. (a)(b)	1,113	9,550
Uni-Pixel, Inc. (a)(b)	245	2,452
Universal Display Corp. (a)(b)	785	26,973
Viasystems Group, Inc. (a)(b)	77	1,053
Vishay Intertechnology, Inc. (a)(b)	2,791	37,009
Vishay Precision Group, Inc. (a)	235	3,499

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zygo Corp. (a)	310	$4,582

		1,844,232

ENERGY EQUIPMENT & SERVICES — 2.2%
Atwood Oceanics, Inc. (a)(b)	1,208	64,495
Basic Energy Services, Inc. (a)(b)	640	10,099
Bolt Technology Corp.	155	3,411
Bristow Group, Inc.	705	52,917
C&J Energy Services, Inc. (a)	958	22,130
Cal Dive International, Inc. (a)(b)	2,073	4,167
CARBO Ceramics, Inc. (b)	441	51,390
Dawson Geophysical Co. (a)	155	5,242
Dresser-Rand Group, Inc. (a)	1,535	91,532
Dril-Quip, Inc. (a)	788	86,625
Era Group, Inc. (a)	388	11,974
Exterran Holdings, Inc. (a)(b)	1,188	40,630
Forum Energy Technologies, Inc. (a)	790	22,325
Frank’s International NV	700	18,900
Geospace Technologies Corp. (a)(b)	230	21,811
Global Geophysical Services, Inc. (a)(b)	478	770
Gulf Island Fabrication, Inc.	323	7,500
Gulfmark Offshore, Inc. (Class A)	553	26,063
Helix Energy Solutions Group, Inc. (a)	2,170	50,301
Hercules Offshore, Inc. (a)	3,344	21,836
Hornbeck Offshore Services, Inc. (a)	708	34,855
ION Geophysical Corp. (a)(b)	2,786	9,194
Key Energy Services, Inc. (a)	3,283	25,936
Matrix Service Co. (a)	560	13,703
McDermott International, Inc. (a)(b)	4,763	43,629
Mitcham Industries, Inc. (a)	230	4,073
Natural Gas Services Group, Inc. (a)	235	6,479
Newpark Resources, Inc. (a)	1,838	22,589
Nuverra Environmental Solutions, Inc. (a)(b)	302	5,070
Oceaneering International, Inc.	2,172	171,327
Oil States International, Inc. (a)	1,122	114,130
Parker Drilling Co. (a)	2,561	20,821
Patterson-UTI Energy, Inc.	2,962	74,998
PHI, Inc. (a)(b)	233	10,112
Pioneer Energy Services Corp. (a)	1,368	10,958
RigNet, Inc. (a)	235	11,263
RPC, Inc. (b)	1,299	23,187
SEACOR Holdings, Inc. (a)(b)	391	35,659
Seadrill, Ltd.	7,202	295,858
Superior Energy Services, Inc. (a)	3,245	86,349
Tesco Corp. (a)	638	12,620
Tetra Technologies, Inc. (a)	1,680	20,765
TGC Industries, Inc.	320	2,336
Tidewater, Inc.	1,011	59,922
Unit Corp. (a)	961	49,607
Vantage Drilling Co. (a)(b)	4,319	7,947
Willbros Group, Inc. (a)	885	8,337

		1,795,842

FOOD & STAPLES RETAILING — 0.6%
Arden Group, Inc. (Class A)	26	3,289
Casey’s General Stores, Inc. (b)	795	55,849
Fairway Group Holdings Corp. (a)(b)	315	5,708
Harris Teeter Supermarkets, Inc. (b)	1,035	51,077
Ingles Markets, Inc. (Class A)	233	6,314
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	153	6,495
PriceSmart, Inc.	412	47,602
Rite Aid Corp. (a)	14,877	75,278
Roundy’s, Inc.	565	5,571
Spartan Stores, Inc.	765	18,574
Sprouts Farmers Market, Inc. (a)(b)	400	15,372
SUPERVALU, Inc. (a)(b)	4,311	31,427
Susser Holdings Corp. (a)(b)	405	26,523
The Andersons, Inc.	400	35,668
The Chefs’ Warehouse, Inc. (a)(b)	325	9,477
The Fresh Market, Inc. (a)(b)	784	31,752
The Pantry, Inc. (a)	475	7,971
United Natural Foods, Inc. (a)	1,027	77,426
Village Super Market, Inc. (Class A)	165	5,117
Weis Markets, Inc. (b)	240	12,614

		529,104

FOOD PRODUCTS — 1.7%
Alico, Inc.	85	3,304
Annie’s, Inc. (a)	225	9,684
B&G Foods, Inc. (b)	1,113	37,742
Boulder Brands, Inc. (a)(b)	1,280	20,301
Bunge, Ltd.	3,011	247,233
Cal-Maine Foods, Inc.	320	19,274
Calavo Growers, Inc.	235	7,111
Chiquita Brands International, Inc. (a)	950	11,115
Darling International, Inc. (a)	3,166	66,106
Dean Foods Co. (a)	1,966	33,796
Diamond Foods, Inc. (a)(b)	480	12,403
Farmer Brothers Co. (a)	170	3,954
Flowers Foods, Inc.	3,481	74,737
Fresh Del Monte Produce, Inc.	798	22,583
Green Mountain Coffee Roasters, Inc. (a)(b)	3,040	229,763
Griffin Land & Nurseries, Inc. (b)	85	2,837
Hain Celestial Group, Inc. (a)(b)	736	66,814
Hillshire Brands Co.	2,550	85,272
Ingredion, Inc.	1,586	108,578
Inventure Foods, Inc. (a)	325	4,309
J&J Snack Foods Corp.	320	28,349
John B Sanfilippo & Son, Inc.	155	3,825
Lancaster Colony Corp.	400	35,260
Lifeway Foods, Inc. (b)	75	1,198
Limoneira Co. (b)	245	6,515
Omega Protein Corp. (a)	395	4,855
Pilgrim’s Pride Corp. (a)	1,275	20,719
Pinnacle Foods, Inc.	720	19,771
Post Holdings, Inc. (a)	625	30,794
Sanderson Farms, Inc.	475	34,357
Seaboard Corp.	6	16,770
Seneca Foods Corp. (Class A) (a)	155	4,943
Snyders-Lance, Inc.	945	27,140
Tootsie Roll Industries, Inc. (b)	395	12,853
TreeHouse Foods, Inc. (a)	705	48,589
WhiteWave Foods Co. (Class A) (a)	2,854	65,471

		1,428,325

GAS UTILITIES — 0.8%
Atmos Energy Corp.	1,888	85,753

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Chesapeake Utilities Corp.	150	$9,003
Delta Natural Gas Co., Inc. (b)	165	3,693
National Fuel Gas Co.	1,474	105,243
New Jersey Resources Corp. (b)	875	40,460
Northwest Natural Gas Co.	555	23,765
Piedmont Natural Gas Co., Inc.	1,537	50,967
Questar Corp.	3,600	82,764
South Jersey Industries, Inc.	630	35,255
Southwest Gas Corp.	948	53,003
The Laclede Group, Inc.	625	28,462
UGI Corp.	2,271	94,156
WGL Holdings, Inc.	1,094	43,826

		656,350

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abaxis, Inc. (a)(b)	480	19,210
ABIOMED, Inc. (a)	793	21,205
Accuray, Inc. (a)(b)	1,603	13,962
Alere, Inc. (a)	1,663	60,201
Align Technology, Inc. (a)	1,508	86,182
Alphatec Holdings, Inc. (a)	1,368	2,750
Analogic Corp. (b)	235	20,812
AngioDynamics, Inc. (a)	568	9,764
Anika Therapeutics, Inc. (a)	235	8,968
Antares Pharma, Inc. (a)(b)	2,391	10,712
ArthroCare Corp. (a)	550	22,132
AtriCure, Inc. (a)	488	9,116
Atrion Corp.	32	9,480
Biolase, Inc. (a)(b)	636	1,800
Cantel Medical Corp.	624	21,160
Cardiovascular Systems, Inc. (a)	488	16,733
Cerus Corp. (a)(b)	1,523	9,823
CONMED Corp.	550	23,375
CryoLife, Inc.	553	6,133
Cutera, Inc. (a)(b)	320	3,258
Cyberonics, Inc. (a)	548	35,899
Cynosure, Inc. (Class A) (a)	398	10,619
Derma Sciences, Inc. (a)	325	3,516
DexCom, Inc. (a)	1,418	50,211
Endologix, Inc. (a)	1,363	23,771
Exactech, Inc. (a)	250	5,940
GenMark Diagnostics, Inc. (a)(b)	645	8,585
Globus Medical, Inc. (Class A) (a)	1,108	22,359
Greatbatch, Inc. (a)	470	20,793
Haemonetics Corp. (a)(b)	1,025	43,183
HealthStream, Inc. (a)	388	12,715
HeartWare International, Inc. (a)(b)	313	29,409
Hill-Rom Holdings, Inc. (b)	1,180	48,781
Hologic, Inc. (a)(b)	5,515	123,260
ICU Medical, Inc. (a)	230	14,653
IDEXX Laboratories, Inc. (a)	1,112	118,283
Insulet Corp. (a)(b)	1,113	41,292
Integra LifeSciences Holdings Corp. (a)	493	23,521
Invacare Corp.	728	16,897
Masimo Corp. (a)(b)	1,038	30,341
Medical Action Industries, Inc. (a)	320	2,739
Meridian Bioscience, Inc. (b)	878	23,293
Merit Medical Systems, Inc. (a)	871	13,709
Natus Medical, Inc. (a)	638	14,355
Neogen Corp. (a)	755	34,503
NuVasive, Inc. (a)	863	27,901
NxStage Medical, Inc. (a)(b)	1,280	12,800
OraSure Technologies, Inc. (a)	1,203	7,567
Orthofix International NV (a)	395	9,014
PhotoMedex, Inc. (a)(b)	325	4,209
Quidel Corp. (a)(b)	550	16,989
ResMed, Inc. (b)	2,857	134,508
Rockwell Medical, Inc. (a)(b)	790	8,248
RTI Surgical, Inc. (a)(b)	1,198	4,241
Sirona Dental Systems, Inc. (a)	1,119	78,554
Solta Medical, Inc. (a)(b)	1,518	4,478
Spectranetics Corp. (a)	883	22,075
Staar Surgical Co. (a)	803	13,001
STERIS Corp.	1,152	55,354
SurModics, Inc. (a)	318	7,756
Symmetry Medical, Inc. (a)	800	8,064
TearLab Corp. (a)(b)	563	5,258
Teleflex, Inc.	885	83,066
The Cooper Cos., Inc.	966	119,629
Thoratec Corp. (a)	1,193	43,664
Tornier NV (a)	560	10,522
Unilife Corp. (a)(b)	1,908	8,395
Utah Medical Products, Inc.	80	4,573
Vascular Solutions, Inc. (a)	310	7,176
Volcano Corp. (a)(b)	1,108	24,210
West Pharmaceutical Services, Inc.	1,430	70,156
Wright Medical Group, Inc. (a)	883	27,117
Zeltiq Aesthetics, Inc. (a)	405	7,659

		1,975,587

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)(b)	710	33,604
Accretive Health, Inc. (a)	1,285	11,771
Addus HomeCare Corp. (a)	70	1,572
Air Methods Corp. (a)(b)	788	45,964
Alliance HealthCare Services, Inc. (a)	75	1,855
Almost Family, Inc. (a)	155	5,011
Amedisys, Inc. (a)(b)	630	9,217
AMN Healthcare Services, Inc. (a)	953	14,009
AmSurg Corp. (a)	628	28,838
athenahealth, Inc. (a)(b)	702	94,419
Bio-Reference Laboratories, Inc. (a)(b)	470	12,004
BioScrip, Inc. (a)	1,288	9,531
Brookdale Senior Living, Inc. (a)	1,977	53,735
Capital Senior Living Corp. (a)(b)	645	15,474
Catamaran Corp. (a)	4,196	199,226
Centene Corp. (a)	1,108	65,317
Chemed Corp. (b)	400	30,648
Chindex International, Inc. (a)	235	4,096
Community Health Systems, Inc. (a)	1,952	76,655
Corvel Corp. (a)	240	11,208
Cross Country Healthcare, Inc. (a)	555	5,539
Emeritus Corp. (a)	885	19,143
Envision Healthcare Holdings, Inc. (a)	1,000	35,520
ExamWorks Group, Inc. (a)(b)	638	19,057
Five Star Quality Care, Inc. (a)	870	4,776
Gentiva Health Services, Inc. (a)	633	7,856
Hanger, Inc. (a)	715	28,128
HCA Holdings, Inc. (a)	5,464	260,687

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Health Management Associates, Inc. (Class A) (a)	5,309	$69,548
Health Net, Inc. (a)	1,656	49,134
HealthSouth Corp.	1,733	57,744
Healthways, Inc. (a)(b)	713	10,945
Henry Schein, Inc. (a)	1,733	198,013
HMS Holdings Corp. (a)(b)	1,866	42,414
IPC The Hospitalist Co. (a)(b)	310	18,411
Kindred Healthcare, Inc.	1,110	21,911
Landauer, Inc. (b)	150	7,891
LHC Group, Inc. (a)	235	5,649
LifePoint Hospitals, Inc. (a)	1,004	53,051
Magellan Health Services, Inc. (a)	555	33,250
MEDNAX, Inc. (a)	2,266	120,959
Molina Healthcare, Inc. (a)(b)	548	19,043
MWI Veterinary Supply, Inc. (a)	284	48,448
National Healthcare Corp. (b)	241	12,992
National Research Corp. (Class A) (a)	248	4,667
Omnicare, Inc.	2,136	128,929
Owens & Minor, Inc. (b)	1,247	45,590
PharMerica Corp. (a)	640	13,760
Premier, Inc. (Class A) (a)	700	25,732
Select Medical Holdings Corp.	1,040	12,074
Skilled Healthcare Group, Inc. (Class A) (a)	395	1,900
Surgical Care Affiliates, Inc. (a)(b)	200	6,968
Team Health Holdings, Inc. (a)	1,359	61,902
The Ensign Group, Inc.	395	17,487
The Providence Service Corp. (a)	245	6,301
Triple-S Management Corp. (Class B) (a)	473	9,195
Universal American Corp. (b)	795	5,803
Universal Health Services, Inc. (Class B)	1,830	148,706
US Physical Therapy, Inc.	235	8,286
USMD Holdings, Inc. (a)(b)	24	483
VCA Antech, Inc. (a)	1,821	57,107
WellCare Health Plans, Inc. (a)	871	61,336

		2,490,489

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	3,646	56,367
Computer Programs and Systems, Inc. (b)	240	14,834
MedAssets, Inc. (a)	1,273	25,244
Medidata Solutions, Inc. (a)	1,116	67,596
Merge Healthcare, Inc. (a)	1,350	3,132
Omnicell, Inc. (a)	715	18,254
Veeva Systems, Inc. (Class A) (a)(b)	300	9,630
Vocera Communications, Inc. (a)(b)	483	7,540

		202,597

HOTELS, RESTAURANTS & LEISURE — 3.2%
AFC Enterprises, Inc. (a)	468	18,018
Bally Technologies, Inc. (a)(b)	794	62,289
Biglari Holdings, Inc. (a)	30	15,199
BJ’s Restaurants, Inc. (a)(b)	468	14,536
Bloomin’ Brands, Inc. (a)	1,203	28,884
Bob Evans Farms, Inc.	550	27,824
Boyd Gaming Corp. (a)(b)	1,498	16,867
Bravo Brio Restaurant Group, Inc. (a)	395	6,427
Brinker International, Inc.	1,341	62,142
Buffalo Wild Wings, Inc. (a)	400	58,880
Burger King Worldwide, Inc.	2,041	46,657
Caesars Entertainment Corp. (a)(b)	798	17,189
Carrols Restaurant Group, Inc. (a)(b)	473	3,127
CEC Entertainment, Inc.	305	13,505
Choice Hotels International, Inc. (b)	547	26,863
Churchill Downs, Inc.	325	29,136
Chuy’s Holdings, Inc. (a)(b)	313	11,274
ClubCorp Holdings, Inc. (b)	400	7,096
Cracker Barrel Old Country Store, Inc.	395	43,478
Del Frisco’s Restaurant Group, Inc. (a)	243	5,728
Denny’s Corp. (a)(b)	1,908	13,719
Diamond Resorts International, Inc. (a)	400	7,384
DineEquity, Inc.	310	25,900
Diversified Restaurant Holdings, Inc. (a)(b)	243	1,159
Domino’s Pizza, Inc.	1,098	76,476
Dunkin’ Brands Group, Inc. (b)	2,164	104,305
Einstein Noah Restaurant Group, Inc.	165	2,392
Fiesta Restaurant Group, Inc. (a)	395	20,635
Hyatt Hotels Corp. (Class A) (a)(b)	860	42,536
Ignite Restaurant Group, Inc. (a)(b)	160	2,000
International Speedway Corp. (Class A)	550	19,519
Interval Leisure Group, Inc. (b)	790	24,411
Isle of Capri Casinos, Inc. (a)	485	4,365
Jack in the Box, Inc. (a)	858	42,917
Jamba, Inc. (a)(b)	310	3,853
Krispy Kreme Doughnuts, Inc. (a)(b)	1,348	26,003
Las Vegas Sands Corp.	7,979	629,304
Life Time Fitness, Inc. (a)(b)	870	40,890
Luby’s, Inc. (a)	393	3,034
Marcus Corp.	400	5,376
Marriott Vacations Worldwide Corp. (a)	545	28,754
MGM Resorts International (a)	7,590	178,517
Monarch Casino & Resort, Inc. (a)	155	3,112
Morgans Hotel Group Co. (a)(b)	558	4,537
Multimedia Games Holding Co., Inc. (a)	645	20,227
Nathan’s Famous, Inc. (a)	85	4,285
Noodles & Co. (a)	100	3,592
Norwegian Cruise Line Holdings, Ltd. (a)	555	19,686
Orient-Express Hotels, Ltd. (Class A) (a)	1,888	28,528
Panera Bread Co. (Class A) (a)	572	101,067
Papa John’s International, Inc.	630	28,602
Penn National Gaming, Inc. (a)(b)	1,479	21,194
Pinnacle Entertainment, Inc. (a)	1,188	30,876
Red Robin Gourmet Burgers, Inc. (a)(b)	325	23,900
Royal Caribbean Cruises, Ltd.	3,321	157,482
Ruby Tuesday, Inc. (a)	1,273	8,822
Ruth’s Hospitality Group, Inc.	808	11,482
Scientific Games Corp. (Class A) (a)	1,043	17,658
SeaWorld Entertainment, Inc.	679	19,535
Six Flags Entertainment Corp.	1,355	49,891
Sonic Corp. (a)	1,198	24,188
Speedway Motorsports, Inc.	238	4,724
Texas Roadhouse, Inc.	1,265	35,167
The Cheesecake Factory, Inc.	1,113	53,725
The Wendy’s Co. (b)	5,779	50,393

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Town Sports International Holdings, Inc.	470	$6,937
Vail Resorts, Inc. (b)	708	53,263

		2,601,441

HOUSEHOLD DURABLES — 1.2%
Bassett Furniture Industries, Inc.	240	3,667
Beazer Homes USA, Inc. (a)	565	13,797
Blyth, Inc. (b)	150	1,632
Cavco Industries, Inc. (a)	163	11,198
CSS Industries, Inc.	155	4,445
Ethan Allen Interiors, Inc.	563	17,126
EveryWare Global, Inc. (a)	248	2,053
Flexsteel Industries, Inc. (b)	75	2,305
Helen of Troy, Ltd. (a)	630	31,191
Hooker Furniture Corp.	243	4,053
Hovnanian Enterprises, Inc. (Class A) (a)	2,393	15,842
iRobot Corp. (a)(b)	550	19,124
Jarden Corp. (a)	2,555	156,749
KB Home (b)	1,753	32,045
La-Z-Boy, Inc.	1,120	34,720
Libbey, Inc. (a)	488	10,248
Lifetime Brands, Inc.	245	3,854
M.D.C. Holdings, Inc. (b)	790	25,470
M/I Homes, Inc. (a)	570	14,507
Meritage Homes Corp. (a)	705	33,833
NACCO Industries, Inc. (Class A)	75	4,664
NVR, Inc. (a)	96	98,497
Skullcandy, Inc. (a)	405	2,920
Standard Pacific Corp. (a)(b)	3,106	28,109
Taylor Morrison Home Corp. (Class A) (a)	672	15,086
Tempur Sealy International, Inc. (a)(b)	1,206	65,076
The Ryland Group, Inc. (b)	953	41,370
Toll Brothers, Inc. (a)(b)	3,421	126,577
TRI Pointe Homes, Inc. (a)	320	6,378
Tupperware Brands Corp. (b)	1,092	103,227
UCP, Inc. (Class A) (a)(b)	200	2,928
Universal Electronics, Inc. (a)	320	12,195
WCI Communities, Inc. (a)	100	1,909
William Lyon Homes (Class A) (a)	325	7,196
Zagg, Inc. (a)(b)	635	2,762

		956,753

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (Class A) (a)(b)	875	5,906
Church & Dwight Co., Inc.	2,856	189,296
Energizer Holdings, Inc.	1,283	138,872
Harbinger Group, Inc. (a)(b)	723	8,567
Oil-Dri Corp. of America	75	2,838
Orchids Paper Products Co. (b)	170	5,583
Spectrum Brands Holdings, Inc.	385	27,162
WD-40 Co.	315	23,524

		401,748

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Atlantic Power Corp. (b)	2,558	8,902
Calpine Corp. (a)	8,080	157,641
Dynegy, Inc. (a)(b)	2,063	44,396
Genie Energy, Ltd. (Class B) (a)	230	2,348
Ormat Technologies, Inc.	405	11,020
Pattern Energy Group, Inc.	400	12,124

		236,431

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	1,250	99,250
Raven Industries, Inc. (b)	705	29,004

		128,254

INSURANCE — 4.2%
Alleghany Corp. (a)	343	137,186
Allied World Assurance Company Holdings, Ltd.	666	75,131
Ambac Financial Group, Inc. (a)	958	23,528
American Equity Investment Life Holding Co. (b)	1,358	35,824
American Financial Group, Inc.	1,583	91,371
American National Insurance Co.	179	20,503
AMERISAFE, Inc.	400	16,896
Amtrust Financial Services, Inc. (b)	614	20,072
Arch Capital Group, Ltd. (a)	2,681	160,029
Argo Group International Holdings, Ltd.	555	25,802
Arthur J. Gallagher & Co.	2,559	120,094
Aspen Insurance Holdings, Ltd.	1,316	54,364
Assured Guaranty, Ltd.	3,451	81,409
Axis Capital Holdings, Ltd.	2,463	117,165
Baldwin & Lyons, Inc. (Class B)	150	4,098
Brown & Brown, Inc.	2,355	73,923
Citizens, Inc. (a)(b)	968	8,470
CNA Financial Corp.	560	24,018
CNO Financial Group, Inc.	4,504	79,676
Crawford & Co. (Class B)	560	5,174
Donegal Group, Inc. (Class A)	160	2,544
Eastern Insurance Holdings, Inc. (b)	165	4,041
eHealth, Inc. (a)(b)	395	18,364
EMC Insurance Group, Inc.	75	2,297
Employers Holdings, Inc.	635	20,098
Endurance Specialty Holdings, Ltd.	870	51,043
Enstar Group, Ltd. (a)	150	20,836
Erie Indemnity Co. (Class A)	489	35,756
Everest Re Group, Ltd.	983	153,220
FBL Financial Group, Inc. (Class A)	153	6,853
Fidelity National Financial, Inc. (Class A) (b)	5,021	162,931
First American Financial Corp. (b)	2,153	60,715
Fortegra Financial Corp. (a)	136	1,125
Global Indemnity PLC (a)	150	3,795
Greenlight Capital Re, Ltd. (Class A) (a)	550	18,541
Hallmark Financial Services, Inc. (a)	325	2,888
HCC Insurance Holdings, Inc.	1,994	92,003
HCI Group, Inc. (b)	150	8,025
Health Insurance Innovations, Inc. (Class A) (a)	98	991
Hilltop Holdings, Inc. (a)	1,268	29,329
Horace Mann Educators Corp.	788	24,854
Independence Holding Co. (b)	158	2,131
Infinity Property & Casualty Corp.	240	17,220

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Investors Title Co. (b)	30	$2,429
Kansas City Life Insurance Co.	80	3,819
Kemper Corp.	945	38,632
Maiden Holdings, Ltd.	1,033	11,291
Markel Corp. (a)	281	163,078
MBIA, Inc. (a)	3,039	36,286
Meadowbrook Insurance Group, Inc. (b)	1,033	7,190
Mercury General Corp.	571	28,384
Montpelier Re Holdings, Ltd.	953	27,732
National Interstate Corp.	165	3,795
National Western Life Insurance Co. (Class A)	47	10,507
Old Republic International Corp.	5,326	91,980
OneBeacon Insurance Group, Ltd. (Class A)	480	7,594
PartnerRe, Ltd.	1,053	111,018
Platinum Underwriters Holdings, Ltd.	634	38,852
Primerica, Inc.	1,195	51,277
ProAssurance Corp.	1,272	61,667
Protective Life Corp.	1,620	82,069
Reinsurance Group of America, Inc.	1,457	112,786
RenaissanceRe Holdings, Ltd.	903	87,898
RLI Corp. (b)	385	37,491
Safety Insurance Group, Inc.	230	12,949
Selective Insurance Group, Inc.	1,103	29,847
StanCorp Financial Group, Inc.	863	57,174
State Auto Financial Corp.	320	6,797
Stewart Information Services Corp. (b)	485	15,651
Symetra Financial Corp.	1,663	31,530
The Hanover Insurance Group, Inc.	865	51,649
The Navigators Group, Inc. (a)	245	15,474
The Phoenix Cos., Inc. (a)	70	4,298
Third Point Reinsurance, Ltd. (a)	500	9,265
Tower Group International, Ltd. (b)	1,193	4,032
United Fire Group, Inc.	390	11,177
Universal Insurance Holdings, Inc.	643	9,311
Validus Holdings, Ltd.	2,085	84,005
W.R. Berkley Corp.	2,160	93,722
White Mountains Insurance Group, Ltd.	128	77,194

		3,444,183

INTERNET & CATALOG RETAIL — 0.9%
1-800-FLOWERS.COM, Inc. (Class A) (a)	560	3,030
Blue Nile, Inc. (a)(b)	235	11,066
FTD Cos., Inc. (a)	400	13,032
Groupon, Inc. (a)	8,589	101,093
HomeAway, Inc. (a)(b)	1,216	49,710
HSN, Inc.	645	40,183
Liberty Interactive Corp. (Class A) (a)	10,858	318,682
Liberty Ventures, (Series A) (a)	703	86,181
NutriSystem, Inc.	645	10,604
Orbitz Worldwide, Inc. (a)	470	3,375
Overstock.com, Inc. (a)	240	7,390
PetMed Express, Inc.	391	6,502
RetailMeNot, Inc. (a)(b)	200	5,758
Shutterfly, Inc. (a)(b)	795	40,489
ValueVision Media, Inc. (Class A) (a)	790	5,522
Vitacost.com, Inc. (a)	481	2,785
zulily, Inc. (Class A) (a)	300	12,429

		717,831

INTERNET SOFTWARE & SERVICES — 2.5%
Angie’s List, Inc. (a)(b)	873	13,226
AOL, Inc. (a)	1,607	74,918
Bankrate, Inc. (a)(b)	953	17,097
Bazaarvoice, Inc. (a)(b)	1,043	8,261
Benefitfocus, Inc. (a)	100	5,774
Blucora, Inc. (a)	880	25,661
Brightcove, Inc. (a)	550	7,777
Carbonite, Inc. (a)	235	2,780
ChannelAdvisor Corp. (a)(b)	170	7,091
comScore, Inc. (a)	708	20,256
Constant Contact, Inc. (a)	635	19,729
Cornerstone OnDemand, Inc. (a)(b)	783	41,765
CoStar Group, Inc. (a)	623	114,993
Cvent, Inc. (a)(b)	100	3,639
Dealertrack Technologies, Inc. (a)	866	41,637
Demand Media, Inc. (a)(b)	805	4,645
Demandware, Inc. (a)	415	26,610
Dice Holdings, Inc. (a)(b)	883	6,402
Digital River, Inc. (a)	710	13,135
E2open, Inc. (a)(b)	320	7,651
EarthLink, Inc.	2,148	10,890
eGain Corp. (a)(b)	230	2,355
Endurance International Group Holdings, Inc. (a)	400	5,672
Envestnet, Inc. (a)	480	19,344
Equinix, Inc. (a)	979	173,724
Global Eagle Entertainment, Inc. (a)	485	7,212
Gogo, Inc. (a)(b)	200	4,962
IAC/InterActiveCorp.	1,514	103,997
Internap Network Services Corp. (a)	1,113	8,370
IntraLinks Holdings, Inc. (a)	795	9,627
j2 Global, Inc. (b)	953	47,660
Limelight Networks, Inc. (a)	1,113	2,204
LinkedIn Corp. (Class A) (a)	1,978	428,890
Liquidity Services, Inc. (a)(b)	565	12,803
LivePerson, Inc. (a)(b)	1,205	17,858
LogMeIn, Inc. (a)(b)	470	15,769
Marchex, Inc. (Class B)	480	4,152
Marin Software, Inc. (a)	150	1,536
Marketo, Inc. (a)	163	6,042
Millennial Media, Inc. (a)(b)	710	5,162
Monster Worldwide, Inc. (a)	2,071	14,766
Move, Inc. (a)	885	14,151
Net Element International, Inc. (a)(b)	49	214
NIC, Inc.	1,353	33,649
OpenTable, Inc. (a)	478	37,939
Pandora Media, Inc. (a)	2,908	77,353
Perficient, Inc. (a)	720	16,862
QuinStreet, Inc. (a)	628	5,457
Rackspace Hosting, Inc. (a)(b)	2,293	89,725
RealNetworks, Inc. (a)	480	3,624
Reis, Inc. (a)	155	2,981
Responsys, Inc. (a)	803	22,010
Rocket Fuel, Inc. (a)(b)	100	6,149
SciQuest, Inc. (a)(b)	478	13,613
Shutterstock, Inc. (a)(b)	160	13,381

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Spark Networks, Inc. (a)(b)	405	$2,495
SPS Commerce, Inc. (a)	320	20,896
Stamps.com, Inc. (a)	230	9,683
support.com, Inc. (a)	1,030	3,904
TechTarget, Inc. (a)(b)	302	2,072
Textura Corp. (a)(b)	100	2,994
Travelzoo, Inc. (a)(b)	158	3,369
Trulia, Inc. (a)(b)	543	19,152
Twitter, Inc. (a)(b)	1,600	101,840
United Online, Inc. (b)	286	3,935
Unwired Planet, Inc. (a)	1,908	2,633
ValueClick, Inc. (a)(b)	1,393	32,554
VistaPrint NV (a)	625	35,531
Vocus, Inc. (a)(b)	400	4,556
Web.com Group, Inc. (a)	875	27,816
WebMD Health Corp. (a)(b)	608	24,016
XO Group, Inc. (a)	555	8,247
Xoom Corp. (a)	160	4,379
Yelp, Inc. (a)	640	44,128
Zillow, Inc. (Class A) (a)(b)	490	40,048
Zix Corp. (a)(b)	1,268	5,782

		2,103,180

IT SERVICES — 2.5%
Acxiom Corp. (a)	1,503	55,581
Amdocs, Ltd.	3,236	133,453
Blackhawk Network Holdings, Inc. (a)(b)	240	6,062
Booz Allen Hamilton Holding Corp.	675	12,926
Broadridge Financial Solutions, Inc.	2,431	96,073
CACI International, Inc. (Class A) (a)(b)	475	34,780
Cardtronics, Inc. (a)	860	37,367
Cass Information Systems, Inc. (b)	245	16,501
CIBER, Inc. (a)	1,600	6,624
Computer Task Group, Inc.	315	5,954
Convergys Corp.	2,138	45,005
CoreLogic, Inc. (a)	1,988	70,634
CSG Systems International, Inc.	718	21,109
DST Systems, Inc.	652	59,162
EPAM Systems, Inc. (a)	483	16,876
Euronet Worldwide, Inc. (a)	1,033	49,429
EVERTEC, Inc.	638	15,733
ExlService Holdings, Inc. (a)	725	20,025
FleetCor Technologies, Inc. (a)	1,396	163,569
Forrester Research, Inc.	233	8,915
Gartner, Inc. (a)	1,910	135,705
Genpact, Ltd. (a)	3,435	63,101
Global Cash Access Holdings, Inc. (a)	1,445	14,436
Global Payments, Inc.	1,550	100,734
Heartland Payment Systems, Inc. (b)	705	35,137
Higher One Holdings, Inc. (a)	628	6,129
iGate Corp. (a)	713	28,634
Jack Henry & Associates, Inc.	1,734	102,670
Leidos Holdings, Inc.	1,500	69,735
Lender Processing Services, Inc.	1,807	67,546
Lionbridge Technologies, Inc. (a)	1,288	7,676
Luxoft Holding, Inc. (a)	100	3,798
ManTech International Corp. (Class A)	473	14,157
MAXIMUS, Inc.	1,433	63,038
ModusLink Global Solutions, Inc. (a)	798	4,573
MoneyGram International, Inc. (a)	485	10,078
NeuStar, Inc. (Class A) (a)(b)	1,361	67,859
Planet Payment, Inc. (a)	873	2,427
PRGX Global, Inc. (a)	645	4,334
Sapient Corp. (a)	2,308	40,067
Science Applications International Corp.	814	26,919
ServiceSource International, Inc. (a)	1,273	10,668
Sykes Enterprises, Inc. (a)	790	17,230
Syntel, Inc.	352	32,014
TeleTech Holdings, Inc. (a)	395	9,456
The Hackett Group, Inc.	560	3,478
Unisys Corp. (a)	863	28,971
Vantiv, Inc. (a)(b)	1,779	58,013
VeriFone Systems, Inc. (a)	2,188	58,682
Virtusa Corp. (a)	390	14,855
WEX, Inc. (a)	793	78,531

		2,056,429

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc.	230	13,105
Black Diamond, Inc. (a)	480	6,398
Brunswick Corp.	1,813	83,507
Callaway Golf Co.	1,518	12,797
JAKKS Pacific, Inc. (b)	395	2,658
Johnson Outdoors, Inc. (Class A)	75	2,021
Leapfrog Enterprises, Inc. (a)(b)	1,358	10,783
Marine Products Corp.	245	2,462
Nautilus, Inc. (a)	635	5,353
Polaris Industries, Inc.	1,315	191,517
Smith & Wesson Holding Corp. (a)(b)	1,066	14,380
Sturm Ruger & Co, Inc. (b)	395	28,871

		373,852

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a)(b)	245	2,989
Affymetrix, Inc. (a)	1,518	13,009
Albany Molecular Research, Inc. (a)(b)	475	4,788
Bio-Rad Laboratories, Inc. (Class A) (a)	376	46,478
Bruker Corp. (a)	2,238	44,245
Cambrex Corp. (a)	640	11,411
Charles River Laboratories International, Inc. (a)	955	50,653
Covance, Inc. (a)	1,122	98,803
Fluidigm Corp. (a)(b)	565	21,651
Furiex Pharmaceuticals, Inc. (a)(b)	165	6,932
Harvard Bioscience, Inc. (a)	563	2,646
Illumina, Inc. (a)(b)	2,497	276,218
Luminex Corp. (a)	800	15,520
NeoGenomics, Inc. (a)	725	2,625
Pacific Biosciences of California, Inc. (a)(b)	960	5,021
PAREXEL International Corp. (a)	1,195	53,990
Qiagen NV (a)	4,746	113,002
Quintiles Transnational Holdings, Inc. (a)	577	26,738
Sequenom, Inc. (a)(b)	2,483	5,810
Techne Corp.	725	68,636

		871,165

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

MACHINERY — 3.8%
Accuride Corp. (a)(b)	885	$3,301
Actuant Corp. (Class A) (b)	1,508	55,253
AGCO Corp.	1,942	114,947
Alamo Group, Inc.	160	9,710
Albany International Corp. (Class A)	550	19,762
Altra Industrial Motion Corp. (b)	555	18,992
American Railcar Industries, Inc.	150	6,863
Ampco-Pittsburgh Corp.	155	3,015
Astec Industries, Inc. (b)	390	15,066
Barnes Group, Inc. (b)	1,113	42,639
Blount International, Inc. (a)	1,035	14,976
Briggs & Stratton Corp.	1,041	22,652
Chart Industries, Inc. (a)(b)	638	61,018
CIRCOR International, Inc.	305	24,638
CLARCOR, Inc.	1,034	66,538
Colfax Corp. (a)	1,753	111,649
Columbus McKinnon Corp. (a)	395	10,720
Commercial Vehicle Group, Inc. (a)(b)	470	3,417
Crane Co.	962	64,694
Donaldson Co., Inc.	2,955	128,424
Douglas Dynamics, Inc.	480	8,074
Dynamic Materials Corp.	325	7,066
Energy Recovery, Inc. (a)(b)	963	5,354
EnPro Industries, Inc. (a)(b)	388	22,368
ESCO Technologies, Inc.	558	19,117
Federal Signal Corp. (a)	1,365	19,997
Flow International Corp. (a)	1,040	4,202
Freightcar America, Inc.	235	6,256
Global Brass & Copper Holdings, Inc.	155	2,565
Graco, Inc.	1,251	97,728
Graham Corp.	245	8,891
Hardinge, Inc.	235	3,400
Harsco Corp.	1,668	46,754
Hurco Cos., Inc.	165	4,127
Hyster-Yale Materials Handling, Inc.	245	22,824
IDEX Corp.	1,684	124,363
ITT Corp.	1,818	78,938
John Bean Technologies Corp.	645	18,918
Kadant, Inc.	240	9,725
Kennametal, Inc.	1,559	81,177
L.B. Foster Co. (Class A)	245	11,586
Lincoln Electric Holdings, Inc.	1,697	121,064
Lindsay Corp. (b)	230	19,033
Lydall, Inc. (a)	410	7,224
Manitex International, Inc. (a)(b)	235	3,732
Meritor, Inc. (a)	2,078	21,674
Middleby Corp. (a)(b)	384	92,148
Miller Industries, Inc.	240	4,471
Mueller Industries, Inc.	550	34,656
Mueller Water Products, Inc. (Class A)	3,351	31,399
Navistar International Corp. (a)(b)	1,100	42,009
NN, Inc.	410	8,278
Nordson Corp.	1,355	100,676
Omega Flex, Inc. (b)	58	1,187
Oshkosh Corp.	1,764	88,870
PMFG, Inc. (a)(b)	488	4,416
Proto Labs, Inc. (a)(b)	310	22,066
RBC Bearings, Inc. (a)	475	33,606
Rexnord Corp. (a)(b)	638	17,232
SPX Corp.	919	91,542
Standex International Corp.	230	14,462
Sun Hydraulics Corp.	385	15,720
Tecumseh Products Co. (Class A) (a)(b)	400	3,620
Tennant Co. (b)	400	27,124
Terex Corp.	2,306	96,829
The Exone Co. (a)	165	9,976
The Gorman-Rupp Co.	400	13,372
The Greenbrier Cos., Inc. (a)	470	15,435
The Manitowoc Co., Inc.	2,716	63,337
The Toro Co.	1,152	73,267
Timken Co.	1,737	95,657
Titan International, Inc.	1,113	20,012
TriMas Corp. (a)	888	35,422
Trinity Industries, Inc.	1,581	86,196
Twin Disc, Inc. (b)	155	4,013
Valmont Industries, Inc. (b)	495	73,814
Wabash National Corp. (a)	1,433	17,698
WABCO Holdings, Inc. (a)	1,164	108,729
Wabtec Corp.	1,983	147,277
Watts Water Technologies, Inc. (Class A)	543	33,595
Woodward, Inc.	1,406	64,128
Xerium Technologies, Inc. (a)	240	3,958

		3,170,628

MARINE — 0.2%
International Shipholding Corp.	170	5,015
Kirby Corp. (a)(b)	1,193	118,405
Matson, Inc.	870	22,716
Ultrapetrol Bahamas, Ltd. (a)	455	1,702

		147,838

MEDIA — 3.7%
AH Belo Corp. (Class A)	400	2,988
AMC Networks, Inc. (Class A) (a)	1,223	83,299
Beasley Broadcasting Group, Inc. (Class A) (b)	92	803
Carmike Cinemas, Inc. (a)	505	14,059
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,588	6,098
Charter Communications, Inc. (Class A) (a)	1,345	183,942
Cinemark Holdings, Inc.	2,383	79,425
Clear Channel Outdoor Holdings, Inc. (Class A)	927	9,400
Crown Media Holdings, Inc. (Class A) (a)	715	2,524
Cumulus Media, Inc. (Class A) (a)	1,993	15,406
Daily Journal Corp. (a)(b)	19	3,515
Dex Media, Inc. (a)(b)	410	2,780
Digital Generation, Inc. (a)	470	5,993
DISH Network Corp. (Class A) (a)	4,281	247,956
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,503	53,356
Entercom Communications Corp. (Class A) (a)(b)	470	4,940
Entravision Communications Corp. (Class A)	1,205	7,338
Global Sources, Ltd. (a)	400	3,252

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Gray Television, Inc. (a)	1,030	$15,326
Harte-Hanks, Inc.	870	6,803
Hemisphere Media Group, Inc. (a)	155	1,840
John Wiley & Sons, Inc. (Class A) (b)	914	50,453
Journal Communications, Inc. (Class A) (a)	963	8,966
Lamar Advertising Co. (Class A) (a)	1,617	84,488
Liberty Global PLC (Class A) (a)	7,996	711,564
Liberty Media Corp. (Class A) (a)	2,001	293,046
Lions Gate Entertainment Corp. (b)	1,668	52,809
Live Nation Entertainment, Inc. (a)	2,846	56,237
Loral Space & Communications, Inc. (a)	230	18,625
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	620	2,604
MDC Partners, Inc. (Class A)	747	19,056
Media General, Inc. (Class A) (a)(b)	395	8,927
Meredith Corp.	708	36,674
Morningstar, Inc. (b)	384	29,987
National CineMedia, Inc.	1,195	23,852
Nexstar Broadcasting Group, Inc. (Class A)	543	30,261
ReachLocal, Inc. (a)	245	3,114
Reading International, Inc. (Class A) (a)	405	3,033
Regal Entertainment Group (Class A) (b)	1,747	33,979
Rentrak Corp. (a)	245	9,283
Saga Communications, Inc. (Class A)	100	5,030
Salem Communications Corp. (Class A)	245	2,132
Scholastic Corp. (b)	558	18,978
Sinclair Broadcast Group, Inc. (Class A)	1,433	51,201
Sirius XM Holdings, Inc. (a)(b)	62,940	219,661
Starz (Class A) (a)	2,178	63,685
The E.W. Scripps Co. (Class A) (a)	633	13,749
The Madison Square Garden Co. (Class A) (a)	1,262	72,666
The McClatchy Co. (Class A) (a)(b)	1,273	4,328
The New York Times Co. (Class A) (b)	2,708	42,976
Thomson Reuters Corp.	7,595	287,243
Valassis Communications, Inc. (b)	788	26,989
World Wrestling Entertainment, Inc. (Class A)	645	10,694

		3,047,333

METALS & MINING — 1.2%
A.M. Castle & Co. (a)(b)	405	5,982
AK Steel Holding Corp. (a)(b)	2,866	23,501
Allied Nevada Gold Corp. (a)(b)	2,217	7,870
AMCOL International Corp. (b)	550	18,689
Carpenter Technology Corp. (b)	898	55,856
Century Aluminum Co. (a)	1,125	11,768
Coeur Mines, Inc. (a)	2,129	23,100
Commercial Metals Co.	2,473	50,276
Compass Minerals International, Inc. (b)	684	54,754
General Moly, Inc. (a)	1,193	1,599
Globe Specialty Metals, Inc.	1,353	24,368
Gold Resource Corp. (b)	723	3,275
Handy & Harman, Ltd. (a)	70	1,695
Haynes International, Inc.	235	12,981
Hecla Mining Co. (b)	7,112	21,905
Horsehead Holding Corp. (a)(b)	963	15,610
Kaiser Aluminum Corp.	400	28,096
Materion Corp.	390	12,031
Midway Gold Corp. (a)	2,398	1,942
Molycorp, Inc. (a)(b)	2,931	16,472
Noranda Aluminium Holding Corp.	720	2,369
Olympic Steel, Inc.	150	4,347
Paramount Gold and Silver Corp. (a)(b)	2,961	2,759
Reliance Steel & Aluminum Co.	1,547	117,324
Royal Gold, Inc. (b)	1,313	60,490
RTI International Metals, Inc. (a)	631	21,587
Schnitzer Steel Industries, Inc. (Class A) (b)	558	18,230
Southern Copper Corp.	3,251	93,336
Steel Dynamics, Inc.	4,476	87,461
Stillwater Mining Co. (a)	2,468	30,455
SunCoke Energy, Inc. (a)	1,425	32,504
Tahoe Resources, Inc. (a)(b)	1,843	30,668
Universal Stainless & Alloy Products, Inc. (a)	165	5,950
US Silica Holdings, Inc.	485	16,543
Walter Energy, Inc. (b)	1,358	22,584
Worthington Industries, Inc.	1,113	46,835

		985,212

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,289	118,112
Avista Corp.	1,278	36,027
Black Hills Corp.	858	45,054
MDU Resources Group, Inc.	3,804	116,212
NorthWestern Corp. (b)	793	34,353
Vectren Corp.	1,670	59,285

		409,043

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	1,188	38,360
Burlington Stores, Inc. (a)(b)	300	9,600
Dillard’s, Inc. (Class A)	504	48,994
Fred’s, Inc. (Class A)	803	14,872
Gordmans Stores, Inc.	153	1,173
J.C. Penney Co., Inc. (a)(b)	4,788	43,810
Sears Holdings Corp. (a)(b)	868	42,567
The Bon-Ton Stores, Inc. (b)	328	5,340
Tuesday Morning Corp. (a)(b)	870	13,885

		218,601

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	983	53,161

OIL, GAS & CONSUMABLE FUELS — 3.9%
Abraxas Petroleum Corp. (a)	1,758	5,766
Alon USA Energy, Inc.	475	7,857
Alpha Natural Resources, Inc. (a)(b)	4,716	33,672
Amyris, Inc. (a)(b)	560	2,962
Antero Resources Corp. (a)	800	50,752
Apco Oil and Gas International, Inc. (a)	150	2,339
Approach Resources, Inc. (a)(b)	713	13,754
Arch Coal, Inc. (b)	4,561	20,297
Athlon Energy, Inc. (a)	400	12,100
Bill Barrett Corp. (a)	1,038	27,798
Bonanza Creek Energy, Inc. (a)	543	23,604
BPZ Resources, Inc. (a)(b)	2,468	4,492

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Callon Petroleum Co. (a)	885	$5,779
Carrizo Oil & Gas, Inc. (a)	883	39,532
Cheniere Energy, Inc. (a)	4,936	212,840
Cimarex Energy Co.	1,803	189,153
Clayton Williams Energy, Inc. (a)	70	5,737
Clean Energy Fuels Corp. (a)(b)	1,435	18,483
Cloud Peak Energy, Inc. (a)	1,273	22,914
Cobalt International Energy, Inc. (a)	5,624	92,515
Comstock Resources, Inc. (b)	1,040	19,022
Concho Resources, Inc. (a)	2,138	230,904
Contango Oil & Gas Co. (a)	268	12,666
Continental Resources, Inc. (a)(b)	870	97,892
Crosstex Energy, Inc. (b)	945	34,171
CVR Energy, Inc. (b)	264	11,466
Delek US Holdings, Inc.	800	27,528
Diamondback Energy, Inc. (a)	405	21,408
Emerald Oil, Inc. (a)	1,305	9,996
Endeavour International Corp. (a)(b)	1,048	5,502
Energen Corp.	1,487	105,205
Energy XXI Bermuda, Ltd. (b)	1,573	42,565
EPL Oil & Gas, Inc. (a)	640	18,240
Equal Energy, Ltd.	710	3,791
Evolution Petroleum Corp.	410	5,059
EXCO Resources, Inc. (b)	2,873	15,256
Forest Oil Corp. (a)	2,556	9,227
Frontline, Ltd. (a)(b)	1,123	4,200
FX Energy, Inc. (a)(b)	1,113	4,074
GasLog, Ltd.	563	9,622
Gastar Exploration, Ltd. (a)	1,282	8,871
Golar LNG, Ltd. (b)	865	31,391
Goodrich Petroleum Corp. (a)(b)	660	11,233
Green Plains Renewable Energy, Inc. (b)	565	10,955
Gulfport Energy Corp. (a)	1,685	106,408
Halcon Resources Corp. (a)(b)	5,091	19,651
Hallador Energy Co. (b)	186	1,499
HollyFrontier Corp. (b)	4,111	204,276
Isramco, Inc. (a)	20	2,541
Jones Energy, Inc. (Class A) (a)(b)	200	2,896
KiOR, Inc. (Class A) (a)(b)	965	1,621
Knightsbridge Tankers, Ltd.	570	5,238
Kodiak Oil & Gas Corp. (a)	5,374	60,243
Kosmos Energy, Ltd. (a)	2,158	24,126
L&L Energy, Inc. (a)(b)(c)	640	1,075
Laredo Petroleum Holdings, Inc. (a)	883	24,450
Magnum Hunter Resources Corp. (a)	3,676	26,872
Matador Resources Co. (a)	1,135	21,156
Midstates Petroleum Co., Inc. (a)(b)	723	4,786
Miller Energy Resources, Inc. (a)(b)	635	4,470
Nordic American Tanker Shipping, Ltd. (b)	1,443	13,997
Northern Oil and Gas, Inc. (a)(b)	1,358	20,465
Oasis Petroleum, Inc. (a)	2,055	96,523
Panhandle Oil & Gas, Inc. (Class A) (b)	163	5,446
PBF Energy, Inc. (b)	475	14,944
PDC Energy, Inc. (a)	738	39,276
Penn Virginia Corp. (a)	1,203	11,344
PetroQuest Energy, Inc. (a)	1,193	5,154
Quicksilver Resources, Inc. (a)(b)	2,633	8,083
Renewable Energy Group, Inc. (a)	485	5,558
Rentech, Inc. (a)(b)	4,787	8,377
Resolute Energy Corp. (a)(b)	1,438	12,985
REX American Resources Corp. (a)	70	3,130
Rex Energy Corp. (a)	958	18,882
Rosetta Resources, Inc. (a)(b)	1,200	57,648
Sanchez Energy Corp. (a)(b)	757	18,554
SandRidge Energy, Inc. (a)(b)	10,062	61,076
Scorpio Tankers, Inc.	3,726	43,930
SemGroup Corp.(Class A)	875	57,076
Ship Finance International, Ltd.	1,215	19,902
SM Energy Co.	1,354	112,531
Solazyme, Inc. (a)(b)	1,043	11,358
Stone Energy Corp. (a)	1,033	35,732
Swift Energy Co. (a)(b)	968	13,068
Synergy Resources Corp. (a)	1,061	9,825
Targa Resources Corp.	695	61,278
Teekay Corp.	769	36,920
Teekay Tankers, Ltd.	1,363	5,357
Triangle Petroleum Corp. (a)(b)	1,353	11,257
Ultra Petroleum Corp. (a)(b)	3,115	67,440
Ur-Energy, Inc. (a)(b)	2,548	3,516
Uranium Energy Corp. (a)(b)	1,843	3,686
VAALCO Energy, Inc. (a)	1,190	8,199
W&T Offshore, Inc. (b)	713	11,408
Warren Resources, Inc. (a)	1,508	4,735
Western Refining, Inc. (b)	1,082	45,888
Westmoreland Coal Co. (a)	235	4,533
Whiting Petroleum Corp. (a)	2,449	151,520
World Fuel Services Corp. (b)	1,493	64,438
ZaZa Energy Corp. (a)(b)	789	754

		3,239,691

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)(b)	228	6,721
Clearwater Paper Corp. (a)	380	19,950
Deltic Timber Corp.	240	16,306
Domtar Corp.	653	61,604
KapStone Paper and Packaging Corp. (a)	780	43,571
Louisiana-Pacific Corp. (a)	2,789	51,624
Neenah Paper, Inc.	315	13,473
P.H. Glatfelter Co.	870	24,047
Resolute Forest Products, Inc. (a)	1,525	24,430
Schweitzer-Mauduit International, Inc.	628	32,323
Wausau Paper Corp. (b)	1,035	13,124

		307,173

PERSONAL PRODUCTS — 0.5%
Coty, Inc. (Class A) (b)	1,200	18,300
Elizabeth Arden, Inc. (a)(b)	563	19,958
Herbalife, Ltd. (b)	1,783	140,322
Inter Parfums, Inc.	310	11,101
Lifevantage Corp. (a)(b)	2,393	3,948
Medifast, Inc. (a)	325	8,492
Nature’s Sunshine Products, Inc.	240	4,157
Nu Skin Enterprises, Inc. (Class A)	1,214	167,799
Nutraceutical International Corp. (a)	155	4,151
Revlon, Inc. (Class A) (a)	240	5,990
Star Scientific, Inc. (a)(b)	3,506	4,067
Synutra International, Inc. (a)	408	3,623
The Female Health Co.	485	4,123

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

USANA Health Sciences, Inc. (a)(b)	70	$5,291

		401,322

PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	484	5,474
Akorn, Inc. (a)(b)	1,188	29,260
Alimera Sciences, Inc. (a)(b)	410	1,931
Ampio Pharmaceuticals, Inc. (a)(b)	550	3,921
Aratana Therapeutics, Inc. (a)(b)	100	1,910
Auxilium Pharmaceuticals, Inc. (a)(b)	1,035	21,466
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	3,121	10,487
BioDelivery Sciences International, Inc. (a)(b)	640	3,770
Cadence Pharmaceuticals, Inc. (a)(b)	1,268	11,475
Cempra, Inc. (a)(b)	320	3,965
Corcept Therapeutics, Inc. (a)(b)	1,115	3,590
Cornerstone Therapeutics, Inc. (a)(b)	189	1,794
DepoMed, Inc. (a)(b)	1,198	12,675
Endo Health Solutions, Inc. (a)	2,323	156,710
Endocyte, Inc. (a)(b)	635	6,788
Hi-Tech Pharmacal Co., Inc. (a)	240	10,414
Horizon Pharma, Inc. (a)(b)	1,123	8,557
Impax Laboratories, Inc. (a)	1,433	36,026
Jazz Pharmaceuticals PLC (a)	1,023	129,471
Lannett Co., Inc. (a)	413	13,670
Mallinckrodt PLC (a)(b)	1,185	61,928
Nektar Therapeutics (a)(b)	2,479	28,137
Omeros Corp. (a)(b)	640	7,226
Pacira Pharmaceuticals, Inc. (a)	765	31,792
Pernix Therapeutics Holdings (a)(b)	372	937
Pozen, Inc. (a)	555	4,462
Prestige Brands Holdings, Inc. (a)	1,025	36,695
Questcor Pharmaceuticals, Inc. (b)	1,023	55,702
Repros Therapeutics, Inc. (a)(b)	490	8,967
Sagent Pharmaceuticals, Inc. (a)(b)	410	10,406
Salix Pharmaceuticals, Ltd. (a)	1,257	113,055
Sciclone Pharmaceuticals, Inc. (a)(b)	1,110	5,594
Sucampo Pharmaceuticals, Inc. (Class A) (a)	325	3,055
Supernus Pharmaceuticals, Inc. (a)(b)	320	2,413
The Medicines Co. (a)	1,300	50,206
TherapeuticsMD, Inc. (a)	1,683	8,768
ViroPharma, Inc. (a)(b)	1,450	72,282
VIVUS, Inc. (a)(b)	2,156	19,576
XenoPort, Inc. (a)(b)	968	5,566
Zogenix, Inc. (a)(b)	1,515	5,212

		1,005,333

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (b)	1,035	15,049
Barrett Business Services, Inc.	160	14,838
CBIZ, Inc. (a)(b)	795	7,250
CDI Corp.	325	6,022
CRA International, Inc. (a)	245	4,851
Exponent, Inc.	230	17,811
Franklin Covey Co. (a)	150	2,982
FTI Consulting, Inc. (a)	785	32,295
GP Strategies Corp. (a)	320	9,533
Heidrick & Struggles International, Inc.	405	8,157
Huron Consulting Group, Inc. (a)	475	29,792
ICF International, Inc. (a)	395	13,710
IHS, Inc. (Class A) (a)	1,348	161,356
Insperity, Inc.	480	17,342
Kelly Services, Inc. (Class A)	555	13,842
Kforce, Inc.	555	11,355
Korn/Ferry International (a)	1,038	27,113
Manpower, Inc.	1,566	134,457
Mistras Group, Inc. (a)	315	6,577
Navigant Consulting, Inc. (a)	1,030	19,776
Odyssey Marine Exploration, Inc. (a)(b)	1,678	3,390
On Assignment, Inc. (a)	955	33,349
Pendrell Corp. (a)	3,431	6,896
Resources Connection, Inc.	880	12,610
RPX Corp. (a)	725	12,252
The Advisory Board Co. (a)	710	45,206
The Corporate Executive Board Co.	720	55,750
Towers Watson & Co. (Class A)	1,336	170,487
TrueBlue, Inc. (a)	881	22,712
Verisk Analytics, Inc. (Class A) (a)	3,088	202,943
VSE Corp.	80	3,841
WageWorks, Inc. (a)(b)	465	27,640

		1,151,184

REAL ESTATE INVESTMENT TRUSTS — 7.9%
Acadia Realty Trust	1,105	27,437
AG Mortgage Investment Trust, Inc.	650	10,166
Agree Realty Corp.	330	9,577
Alexander’s, Inc.	46	15,180
Alexandria Real Estate Equities, Inc.	1,425	90,659
American Assets Trust, Inc.	720	22,630
American Campus Communities, Inc.	2,137	68,833
American Capital Agency Corp.	8,070	155,670
American Capital Mortgage Investment Corp. (b)	1,083	18,909
American Homes 4 Rent (Class A)	1,100	17,820
American Realty Capital Properties, Inc. (b)	3,271	42,065
American Residential Properties, Inc. (a)(b)	325	5,577
AmREIT, Inc.	407	6,838
Annaly Capital Management, Inc. (b)	19,313	192,551
Anworth Mortgage Asset Corp.	3,123	13,148
Apollo Commercial Real Estate Finance, Inc.	803	13,049
Apollo Residential Mortgage, Inc. (b)	728	10,760
Ares Commercial Real Estate Corp. (b)	430	5,633
Armada Hoffler Properties, Inc.	398	3,693
ARMOUR Residential REIT, Inc.	7,990	32,040
Ashford Hospitality Prime, Inc.	260	4,732
Ashford Hospitality Trust, Inc.	1,300	10,764
Associated Estates Realty Corp.	1,214	19,485
Aviv REIT, Inc.	240	5,688
BioMed Realty Trust, Inc.	3,813	69,092
Brandywine Realty Trust	3,161	44,539
BRE Properties, Inc.	1,585	86,715
Brixmor Property Group, Inc.	900	18,297
Camden Property Trust	1,764	100,336
Campus Crest Communities, Inc. (b)	1,353	12,732
Capstead Mortgage Corp. (b)	1,988	24,015

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CBL & Associates Properties, Inc.	3,350	$60,166
Cedar Realty Trust, Inc.	1,513	9,471
Chambers Street Properties (b)	4,764	36,445
Chatham Lodging Trust	605	12,372
Chesapeake Lodging Trust	1,040	26,302
Chimera Investment Corp. (b)	20,867	64,688
Colony Financial, Inc. (b)	1,353	27,452
CommonWealth REIT	2,364	55,105
Coresite Realty Corp. (b)	390	12,554
Corporate Office Properties Trust	1,738	41,173
Corrections Corp. of America	2,310	74,082
Cousins Properties, Inc.	3,428	35,308
CubeSmart	2,686	42,815
CyrusOne, Inc.	393	8,776
CYS Investments, Inc. (b)	3,661	27,128
DCT Industrial Trust, Inc.	6,137	43,757
DDR Corp.	5,998	92,189
DiamondRock Hospitality Co.	4,151	47,944
Digital Realty Trust, Inc. (b)	2,611	128,252
Douglas Emmett, Inc.	2,904	67,634
Duke Realty Corp.	6,516	98,001
DuPont Fabros Technology, Inc.	1,265	31,258
Dynex Capital, Inc. (b)	1,205	9,640
EastGroup Properties, Inc.	638	36,959
Education Realty Trust, Inc.	2,388	21,062
Ellington Residential Mortgage REIT (b)	165	2,538
Empire State Realty Trust, Inc. (Class A)	1,700	26,010
EPR Properties	1,005	49,406
Equity Lifestyle Properties, Inc.	1,681	60,903
Equity One, Inc.	1,278	28,678
Essex Property Trust, Inc.	811	116,387
Excel Trust, Inc.	1,043	11,880
Extra Space Storage, Inc.	2,237	94,245
Federal Realty Investment Trust	1,309	132,746
FelCor Lodging Trust, Inc. (a)	2,631	21,469
First Industrial Realty Trust, Inc.	2,223	38,791
First Potomac Realty Trust	1,285	14,945
Franklin Street Properties Corp.	1,918	22,920
Gaming and Leisure Properties, Inc. (a)	1,479	75,148
Getty Realty Corp.	563	10,342
Gladstone Commercial Corp. (b)	331	5,948
Glimcher Realty Trust	3,124	29,241
Government Properties Income Trust (b)	1,108	27,534
Gramercy Property Trust, Inc. (a)(b)	1,283	7,377
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	320	4,467
Hatteras Financial Corp. (b)	1,950	31,863
Healthcare Realty Trust, Inc.	1,901	40,510
Healthcare Trust of America, Inc.	2,411	23,724
Hersha Hospitality Trust	4,309	24,001
Highwoods Properties, Inc.	1,806	65,323
Home Properties, Inc.	1,114	59,733
Hospitality Properties Trust	3,008	81,306
Hudson Pacific Properties, Inc.	968	21,170
Inland Real Estate Corp.	1,843	19,388
Invesco Mortgage Capital, Inc. (b)	2,871	42,146
Investors Real Estate Trust	2,158	18,516
iStar Financial, Inc. (a)(b)	1,843	26,300
JAVELIN Mortgage Investment Corp.	328	4,569
Kilroy Realty Corp.	1,685	84,553
Kite Realty Group Trust	1,908	12,536
LaSalle Hotel Properties	2,088	64,436
Lexington Realty Trust (b)	3,596	36,715
Liberty Property Trust	2,675	90,602
LTC Properties, Inc.	715	25,304
Mack-Cali Realty Corp.	1,798	38,621
Medical Properties Trust, Inc.	3,296	40,277
MFA Financial, Inc.	7,335	51,785
Mid-America Apartment Communities, Inc.	1,523	92,507
Monmouth Real Estate Investment Corp.(Class A)	873	7,936
National Health Investors, Inc.	568	31,865
National Retail Properties, Inc. (b)	2,363	71,670
New Residential Investment Corp.	5,339	35,665
New York Mortgage Trust, Inc. (b)	1,358	9,492
NorthStar Realty Finance Corp. (b)	5,936	79,839
OMEGA Healthcare Investors, Inc.	2,454	73,129
One Liberty Properties, Inc.	235	4,731
Parkway Properties, Inc.	1,207	23,280
Pebblebrook Hotel Trust	1,270	39,065
Pennsylvania Real Estate Investment Trust	1,435	27,236
PennyMac Mortgage Investment Trust (b)	1,383	31,754
Physicians Realty Trust	300	3,822
Piedmont Office Realty Trust, Inc. (Class A)	3,394	56,069
Post Properties, Inc.	1,108	50,115
Potlatch Corp.	783	32,682
PS Business Parks, Inc.	398	30,415
QTS Realty Trust, Inc. (Class A) (b)	300	7,434
RAIT Financial Trust (b)	1,525	13,679
Ramco-Gershenson Properties Trust	1,280	20,147
Rayonier, Inc.	2,613	110,007
Realty Income Corp.	4,189	156,375
Redwood Trust, Inc. (b)	1,758	34,052
Regency Centers Corp.	1,880	87,044
Resource Capital Corp. (b)	2,718	16,118
Retail Opportunity Investments Corp. (b)	1,443	21,241
Retail Properties of America, Inc. (Class A)	2,709	34,458
Rexford Industrial Realty, Inc.	400	5,280
RLJ Lodging Trust	2,536	61,676
Rouse Properties, Inc.	480	10,651
Ryman Hospitality Properties (b)	863	36,056
Sabra Healthcare REIT, Inc. (b)	800	20,912
Saul Centers, Inc.	160	7,637
Select Income REIT	498	13,317
Senior Housing Properties Trust	3,875	86,141
Silver Bay Realty Trust Corp. (b)	320	5,117
SL Green Realty Corp.	1,828	168,871
Sovran Self Storage, Inc.	630	41,057
Spirit Realty Capital, Inc. (b)	7,511	73,833
STAG Industrial, Inc. (b)	875	17,841
Starwood Property Trust, Inc. (b)	3,949	109,387
Strategic Hotels & Resorts, Inc. (a)	3,824	36,137
Summit Hotel Properties, Inc.	1,546	13,914

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Sun Communities, Inc.	708	$30,189
Sunstone Hotel Investors, Inc.	3,526	47,248
Tanger Factory Outlet Centers, Inc.	1,957	62,663
Taubman Centers, Inc.	1,346	86,036
Terreno Realty Corp.	583	10,319
Two Harbors Investment Corp.	7,390	68,579
UDR, Inc.	5,076	118,525
UMH Properties, Inc.	320	3,014
Universal Health Realty Income Trust	235	9,414
Urstadt Biddle Properties, Inc. (Class A)	565	10,424
Washington Real Estate Investment Trust	1,343	31,372
Weingarten Realty Investors	2,465	67,590
Western Asset Mortgage Capital Corp. (b)	470	6,994
Whitestone REIT	410	5,482
Winthrop Realty Trust	645	7,127
WP Carey, Inc. (b)	1,211	74,295
ZAIS Financial Corp.	170	2,725

		6,505,166

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alexander & Baldwin, Inc.	870	36,305
Altisource Residential Corp. (b)	865	26,045
AV Homes, Inc. (a)(b)	250	4,543
Consolidated-Tomoka Land Co. (b)	70	2,540
Forest City Enterprises, Inc. (Class A) (a)(b)	3,253	62,132
Forestar Group, Inc. (a)(b)	715	15,208
Jones Lang LaSalle, Inc.	903	92,458
Kennedy-Wilson Holdings, Inc. (b)	1,118	24,876
RE/MAX Holdings, Inc. (Class A) (a)	200	6,414
Realogy Holdings Corp. (a)	2,443	120,855
Tejon Ranch Co. (a)	325	11,947
The Howard Hughes Corp. (a)	826	99,203
The St. Joe Co. (a)(b)	1,443	27,691

		530,217

ROAD & RAIL — 1.1%
AMERCO, Inc. (a)	180	42,811
Arkansas Best Corp.	563	18,962
Avis Budget Group, Inc. (a)	2,148	86,822
Celadon Group, Inc. (b)	393	7,656
Con-way, Inc.	1,098	43,602
Genesee & Wyoming, Inc. (Class A) (a)	840	80,682
Heartland Express, Inc. (b)	953	18,698
Hertz Global Holdings, Inc. (a)	7,043	201,571
J.B. Hunt Transport Services, Inc.	1,895	146,483
Knight Transportation, Inc. (b)	1,285	23,567
Landstar System, Inc.	993	57,048
Marten Transport, Ltd.	475	9,590
Old Dominion Freight Line, Inc. (a)	1,418	75,182
Patriot Transportation Holding, Inc. (a)	165	6,849
Quality Distribution, Inc. (a)	486	6,235
Roadrunner Transportation Systems, Inc. (a)	405	10,915
Saia, Inc. (a)	470	15,063
Swift Transportation Co. (a)(b)	1,648	36,602
Universal Truckload Services, Inc.	70	2,136
Werner Enterprises, Inc. (b)	955	23,617
YRC Worldwide, Inc. (a)(b)	250	4,343

		918,434

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	790	18,059
Advanced Micro Devices, Inc. (a)(b)	12,300	47,601
Alpha & Omega Semiconductor, Ltd. (a)	405	3,123
Ambarella, Inc. (a)(b)	400	13,572
Amkor Technology, Inc. (a)(b)	1,353	8,294
Anadigics, Inc. (a)(b)	1,758	3,235
Applied Micro Circuits Corp. (a)(b)	1,438	19,240
Atmel Corp. (a)	8,750	68,512
ATMI, Inc. (a)	630	19,032
Avago Technologies, Ltd.	4,981	263,445
Axcelis Technologies, Inc. (a)	2,318	5,656
Brooks Automation, Inc.	1,443	15,137
Cabot Microelectronics Corp. (a)	475	21,708
Cavium, Inc. (a)	1,025	35,373
CEVA, Inc. (a)(b)	480	7,306
Cirrus Logic, Inc. (a)(b)	1,360	27,785
Cohu, Inc.	568	5,964
Cree, Inc. (a)(b)	2,406	150,543
Cypress Semiconductor Corp. (a)(b)	3,111	32,665
Diodes, Inc. (a)	808	19,036
DSP Group, Inc. (a)	395	3,835
Entegris, Inc. (a)	2,953	34,255
Entropic Communications, Inc. (a)	1,918	9,034
Exar Corp. (a)	795	9,373
Fairchild Semiconductor International, Inc. (a)	2,718	36,285
Formfactor, Inc. (a)	1,110	6,682
Freescale Semiconductor, Ltd. (a)	1,198	19,228
GSI Technology, Inc. (a)	390	2,590
GT Advanced Technologies, Inc. (a)(b)	2,556	22,288
Hittite Microwave Corp. (a)	630	38,890
Inphi Corp. (a)	560	7,224
Integrated Device Technology, Inc. (a)	2,793	28,461
Integrated Silicon Solution, Inc. (a)	550	6,650
Intermolecular, Inc. (a)	408	2,007
International Rectifier Corp. (a)	1,428	37,228
Intersil Corp. (Class A)	2,718	31,175
IXYS Corp.	470	6,096
Kopin Corp. (a)	1,443	6,089
Lattice Semiconductor Corp. (a)	2,476	13,643
LTX-Credence Corp. (a)	1,045	8,350
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	245	4,163
Marvell Technology Group, Ltd.	8,080	116,190
Maxim Integrated Products, Inc.	5,939	165,757
MaxLinear, Inc. (Class A) (a)	475	4,954
Micrel, Inc.	950	9,377
Microsemi Corp. (a)	1,903	47,480
MKS Instruments, Inc.	1,115	33,383
Monolithic Power Systems, Inc. (a)	803	27,832
MoSys, Inc. (a)(b)	1,048	5,785
Nanometrics, Inc. (a)	475	9,049
NeoPhotonics Corp. (a)	390	2,753
NVE Corp. (a)	75	4,371
OmniVision Technologies, Inc. (a)(b)	1,110	19,092

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ON Semiconductor Corp. (a)	9,154	$75,429
PDF Solutions, Inc. (a)	565	14,475
Peregrine Semiconductor Corp. (a)(b)	558	4,135
Pericom Semiconductor Corp. (a)	473	4,191
Photronics, Inc. (a)	1,273	11,495
PLX Technology, Inc. (a)	955	6,284
PMC-Sierra, Inc. (a)	4,306	27,688
Power Integrations, Inc.	545	30,422
Rambus, Inc. (a)(b)	2,403	22,756
RF Micro Devices, Inc. (a)	5,989	30,903
Rubicon Technology, Inc. (a)(b)	405	4,030
Rudolph Technologies, Inc. (a)(b)	725	8,512
Semtech Corp. (a)	1,438	36,353
Sigma Designs, Inc. (a)	635	2,997
Silicon Image, Inc. (a)	1,683	10,350
Silicon Laboratories, Inc. (a)	873	37,810
Skyworks Solutions, Inc. (a)	3,923	112,041
Spansion, Inc. (Class A) (a)	1,043	14,487
SunEdison, Inc. (a)(b)	5,454	71,175
SunPower Corp. (a)(b)	880	26,233
Supertex, Inc. (a)	245	6,137
Synaptics, Inc. (a)(b)	625	32,381
Teradyne, Inc. (a)(b)	3,900	68,718
Tessera Technologies, Inc.	1,118	22,036
TriQuint Semiconductor, Inc. (a)	3,421	28,531
Ultra Clean Holdings, Inc. (a)	468	4,694
Ultratech, Inc. (a)	550	15,950
Veeco Instruments, Inc. (a)	790	25,999

		2,321,067

SOFTWARE — 4.0%
Accelrys, Inc. (a)	1,200	11,448
ACI Worldwide, Inc. (a)	785	51,025
Activision Blizzard, Inc.	5,407	96,407
Actuate Corp. (a)	1,045	8,057
Advent Software, Inc. (b)	625	21,869
American Software, Inc. (Class A)	470	4,639
Ansys, Inc. (a)	1,889	164,721
Aspen Technology, Inc. (a)	1,898	79,336
AVG Technologies NV (a)(b)	470	8,089
Blackbaud, Inc.	955	35,956
Bottomline Technologies, Inc. (a)	798	28,856
BroadSoft, Inc. (a)	550	15,037
Cadence Design Systems, Inc. (a)	5,747	80,573
Callidus Software, Inc. (a)	798	10,957
CommVault Systems, Inc. (a)(b)	950	71,136
Compuware Corp.	4,329	48,528
Comverse, Inc. (a)	480	18,624
Concur Technologies, Inc. (a)(b)	959	98,950
Cyan, Inc. (a)(b)	155	820
Digimarc Corp.	165	3,178
Ebix, Inc. (b)	633	9,318
Ellie Mae, Inc. (a)(b)	560	15,047
EPIQ Systems, Inc.	630	10,212
ePlus, Inc. (a)	80	4,547
FactSet Research Systems, Inc. (b)	858	93,162
Fair Isaac Corp.	708	44,491
FireEye, Inc. (a)(b)	300	13,083
FleetMatics Group PLC (a)(b)	313	13,537
Fortinet, Inc. (a)	2,756	52,722
Gigamon, Inc. (a)	200	5,616
Glu Mobile, Inc. (a)(b)	1,193	4,641
Guidance Software, Inc. (a)(b)	310	3,131
Guidewire Software, Inc. (a)	975	47,843
Imperva, Inc. (a)	390	18,771
Infoblox, Inc. (a)(b)	1,128	37,247
Informatica Corp. (a)	2,155	89,432
Interactive Intelligence Group (a)	315	21,218
Jive Software, Inc. (a)	888	9,990
Manhattan Associates, Inc. (a)	395	46,405
Mentor Graphics Corp.	1,888	45,444
MICROS Systems, Inc. (a)(b)	1,572	90,186
MicroStrategy, Inc. (a)	150	18,636
Mitek Systems, Inc. (a)(b)	474	2,816
Model N, Inc. (a)	155	1,827
Monotype Imaging Holdings, Inc.	795	25,329
Netscout Systems, Inc. (a)	705	20,861
NetSuite, Inc. (a)(b)	744	76,647
Nuance Communications, Inc. (a)(b)	5,297	80,514
Pegasystems, Inc.	305	15,000
Progress Software Corp. (a)	1,005	25,959
Proofpoint, Inc. (a)(b)	483	16,021
PROS Holdings, Inc. (a)	480	19,152
PTC, Inc. (a)	2,424	85,785
QAD, Inc. (Class A)	170	3,002
QLIK Technologies, Inc. (a)	1,733	46,150
Quality Systems, Inc.	885	18,638
Qualys, Inc. (a)	320	7,395
Rally Software Development Corp. (a)(b)	165	3,209
RealPage, Inc. (a)	950	22,211
Rosetta Stone, Inc. (a)	240	2,933
Rovi Corp. (a)	2,141	42,156
Sapiens International Corp. NV	410	3,161
SeaChange International, Inc. (a)	725	8,816
ServiceNow, Inc. (a)(b)	1,559	87,320
Silver Spring Networks, Inc. (a)	170	3,570
SolarWinds, Inc. (a)	1,349	51,033
Solera Holdings, Inc.	1,359	96,163
Splunk, Inc. (a)	2,050	140,773
SS&C Technologies Holdings, Inc. (a)	1,188	52,581
Synchronoss Technologies, Inc. (a)(b)	645	20,040
Synopsys, Inc. (a)	3,151	127,836
Tableau Software, Inc. (Class A) (a)	150	10,339
Take-Two Interactive Software, Inc. (a)	1,663	28,886
Tangoe, Inc. (a)(b)	635	11,436
TeleCommunication Systems, Inc. (Class A) (a)	1,045	2,424
TeleNav, Inc. (a)	405	2,669
TIBCO Software, Inc. (a)	3,365	75,645
TiVo, Inc. (a)	2,721	35,699
Tyler Technologies, Inc. (a)	630	64,342
Ultimate Software Group, Inc. (a)	607	93,005
Vasco Data Security International (a)	645	4,986
Verint Systems, Inc. (a)	1,118	48,007
VirnetX Holding Corp. (a)(b)	873	16,945
VMware, Inc. (Class A) (a)(b)	1,743	156,365
Vringo, Inc. (a)(b)	1,440	4,262
Workday, Inc. (Class A) (a)	800	66,528

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zynga, Inc. (Class A) (a)	11,866	$45,091

		3,326,412

SPECIALTY RETAIL — 3.5%
Aaron’s, Inc. (b)	1,491	43,835
Abercrombie & Fitch Co. (Class A)	1,600	52,656
Advance Auto Parts, Inc.	1,452	160,707
Aeropostale, Inc. (a)(b)	1,678	15,253
America’s Car-Mart, Inc. (a)(b)	155	6,546
American Eagle Outfitters, Inc.	3,908	56,275
ANN, Inc. (a)	948	34,659
Asbury Automotive Group, Inc. (a)	633	34,017
Ascena Retail Group, Inc. (a)	2,606	55,143
Barnes & Noble, Inc. (a)	883	13,201
bebe stores, inc. (b)	713	3,793
Big 5 Sporting Goods Corp.	410	8,126
Body Central Corp. (a)(b)	310	1,221
Brown Shoe Co., Inc.	868	24,426
Cabela’s, Inc. (a)(b)	977	65,127
Chico’s FAS, Inc.	3,281	61,814
Christopher & Banks Corp. (a)	805	6,875
Citi Trends, Inc. (a)	313	5,321
Conn’s, Inc. (a)(b)	480	37,819
CST Brands, Inc. (b)	1,278	46,928
Destination Maternity Corp.	328	9,801
Destination XL Group, Inc. (a)	875	5,749
Dick’s Sporting Goods, Inc.	1,978	114,922
DSW, Inc. (Class A) (b)	1,458	62,300
Express, Inc. (a)	1,843	34,409
Five Below, Inc. (a)(b)	625	27,000
Foot Locker, Inc.	3,033	125,688
Francesca’s Holdings Corp. (a)(b)	965	17,766
Genesco, Inc. (a)	470	34,338
GNC Holdings, Inc. (Class A)	2,010	117,484
Group 1 Automotive, Inc. (b)	485	34,445
Guess?, Inc.	1,184	36,787
Haverty Furniture Cos., Inc.	395	12,364
hhgregg, Inc. (a)(b)	230	3,213
Hibbett Sports, Inc. (a)(b)	560	37,638
Jos. A. Bank Clothiers, Inc. (a)(b)	550	30,102
Kirkland’s, Inc. (a)	325	7,693
Lithia Motors, Inc. (Class A)	480	33,322
Lumber Liquidators Holdings, Inc. (a)(b)	553	56,898
MarineMax, Inc. (a)	475	7,638
Mattress Firm Holding Corp. (a)(b)	230	9,899
Monro Muffler Brake, Inc.	633	35,676
Murphy USA, Inc. (a)	1,000	41,560
New York & Co., Inc. (a)	645	2,819
Office Depot, Inc. (a)	9,712	51,376
Outerwall, Inc. (a)(b)	550	36,998
Pacific Sunwear of California, Inc. (a)(b)	953	3,183
Penske Automotive Group, Inc.	873	41,171
Pep Boys-Manny, Moe & Jack (a)	1,115	13,536
Pier 1 Imports, Inc.	1,993	45,998
RadioShack Corp. (a)(b)	2,161	5,619
Rent-A-Center, Inc. (b)	1,090	36,341
Restoration Hardware Holdings, Inc. (a)	405	27,257
Sally Beauty Holdings, Inc. (a)	3,427	103,598
Sears Hometown and Outlet Stores, Inc. (a)	155	3,953
Select Comfort Corp. (a)(b)	1,201	25,329
Shoe Carnival, Inc.	320	9,283
Signet Jewelers, Ltd.	1,635	128,674
Sonic Automotive, Inc. (Class A)	790	19,339
Stage Stores, Inc. (b)	725	16,110
Stein Mart, Inc.	550	7,398
Systemax, Inc. (a)	240	2,700
The Buckle, Inc. (b)	550	28,908
The Cato Corp. (Class A)	553	17,585
The Children’s Place Retail Stores, Inc. (a)	475	27,061
The Container Store Group, Inc. (a)(b)	300	13,983
The Finish Line, Inc. (Class A)	1,035	29,156
The Men’s Wearhouse, Inc.	930	47,504
The Wet Seal, Inc. (Class A) (a)(b)	1,923	5,250
Tile Shop Holdings, Inc. (a)(b)	400	7,228
Tilly’s, Inc. (Class A) (a)(b)	245	2,805
Tractor Supply Co.	2,849	221,025
Trans World Entertainment Corp. (a)	227	1,003
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,264	122,001
Vitamin Shoppe, Inc. (a)	638	33,182
West Marine, Inc. (a)	410	5,834
Williams-Sonoma, Inc.	1,975	115,103
Winmark Corp. (b)	90	8,336
Zale Corp. (a)(b)	725	11,433
Zumiez, Inc. (a)(b)	485	12,610

		2,921,123

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
American Apparel, Inc. (a)(b)	1,188	1,461
Carter’s, Inc. (b)	1,126	80,836
Columbia Sportswear Co.	230	18,112
Costa, Inc. (a)	250	5,432
Crocs, Inc. (a)	1,928	30,694
Culp, Inc.	155	3,170
Deckers Outdoor Corp. (a)(b)	715	60,389
Fifth & Pacific Cos., Inc. (a)	2,458	78,828
G-III Apparel Group, Ltd. (a)	310	22,875
Hanesbrands, Inc.	2,005	140,891
Iconix Brand Group, Inc. (a)	1,093	43,392
Movado Group, Inc.	305	13,423
Oxford Industries, Inc.	228	18,393
Perry Ellis International, Inc. (a)(b)	235	3,711
Quiksilver, Inc. (a)(b)	2,786	24,433
RG Barry Corp.	245	4,728
Skechers U.S.A., Inc. (a)	793	26,272
Steven Madden, Ltd. (a)	1,227	44,896
The Jones Group, Inc.	1,668	24,953
Tumi Holdings, Inc. (a)(b)	1,043	23,520
Under Armour, Inc. (Class A) (a)(b)	1,662	145,093
Unifi, Inc. (a)	320	8,717
Vera Bradley, Inc. (a)	485	11,659
Vince Holding Corp. (a)	200	6,134
Wolverine World Wide, Inc. (b)	2,060	69,958

		911,970

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp.	1,928	26,664
Banc of California, Inc.	328	4,398

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Bank Mutual Corp.	950	$6,659
BankFinancial Corp.	483	4,424
BBX Capital Corp. (Class A) (a)	160	2,496
Beneficial Mutual Bancorp, Inc. (a)(b)	730	7,972
Berkshire Hills Bancorp, Inc.	565	15,408
BofI Holding, Inc. (a)	235	18,431
Brookline Bancorp, Inc.	1,523	14,575
Capitol Federal Financial, Inc.	3,001	36,342
Charter Financial Corp.	478	5,148
Clifton Savings Bancorp, Inc.	155	1,984
Dime Community Bancshares	730	12,352
Doral Financial Corp. (a)(b)	165	2,584
ESB Financial Corp. (b)	230	3,266
ESSA Bancorp, Inc.	150	1,734
Essent Group, Ltd. (a)	400	9,624
EverBank Financial Corp. (b)	1,668	30,591
Federal Agricultural Mortgage Corp. (Class C)	245	8,391
First Defiance Financial Corp.	248	6,441
First Federal Bancshares of Arkansas, Inc. (a)	62	539
First Financial Northwest, Inc.	314	3,256
Flagstar Bancorp, Inc. (a)	395	7,750
Fox Chase Bancorp, Inc.	235	4,084
Franklin Financial Corp. (a)	243	4,807
Hingham Institution for Savings (b)	29	2,276
Home Bancorp, Inc. (a)	165	3,110
Home Loan Servicing Solutions, Ltd.	1,515	34,800
HomeStreet, Inc. (b)	230	4,600
Kearny Financial Corp. (a)(b)	325	3,780
Meridian Interstate Bancorp, Inc. (a)	155	3,500
Meta Financial Group, Inc.	70	2,823
MGIC Investment Corp. (a)(b)	6,557	55,341
NASB Financial, Inc.	89	2,688
Nationstar Mortgage Holdings, Inc. (a)(b)	457	16,891
New York Community Bancorp, Inc. (b)	9,033	152,206
Northfield Bancorp, Inc.	1,188	15,682
Northwest Bancshares, Inc.	1,998	29,530
OceanFirst Financial Corp.	325	5,567
Ocwen Financial Corp. (a)	2,145	118,940
Oritani Financial Corp.	953	15,296
PennyMac Financial Services, Inc. (Class A) (a)	230	4,036
Provident Financial Holdings, Inc.	150	2,250
Provident Financial Services, Inc.	1,280	24,730
Radian Group, Inc. (b)	3,471	49,010
Rockville Financial, Inc.	553	7,858
Territorial Bancorp, Inc.	245	5,684
TFS Financial Corp. (a)	1,711	20,729
Tree.com, Inc. (a)(b)	165	5,419
TrustCo Bank Corp. NY	1,993	14,310
United Community Financial Corp. (a)(b)	888	3,170
United Financial Bancorp, Inc.	395	7,462
Walker & Dunlop, Inc. (a)	310	5,013
Washington Federal, Inc.	2,143	49,910
Waterstone Financial, Inc. (a)(b)	160	1,776
Westfield Financial, Inc.	398	2,969
WSFS Financial Corp.	160	12,405

		923,681

TOBACCO — 0.1%
Alliance One International, Inc. (a)	1,828	5,575
Universal Corp.	475	25,935
Vector Group, Ltd. (b)	1,340	21,936

		53,446

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aceto Corp.	553	13,830
Air Lease Corp.	1,456	45,252
Aircastle, Ltd.	1,433	27,456
Applied Industrial Technologies, Inc.	875	42,954
Beacon Roofing Supply, Inc. (a)(b)	1,038	41,811
BlueLinx Holdings, Inc. (a)	721	1,406
CAI International, Inc. (a)	408	9,617
DXP Enterprises, Inc. (a)	150	17,280
GATX Corp.	911	47,527
H&E Equipment Services, Inc. (a)	640	18,963
HD Supply Holdings, Inc. (a)(b)	1,300	31,213
Houston Wire & Cable Co.	405	5,419
Kaman Corp. (b)	555	22,050
MRC Global, Inc. (a)	1,688	54,455
MSC Industrial Direct Co., Inc. (Class A)	1,001	80,951
Rush Enterprises, Inc. (Class A) (a)	715	21,200
Stock Building Supply Holdings, Inc. (a)(b)	200	3,644
TAL International Group, Inc. (a)(b)	718	41,177
Textainer Group Holdings, Ltd. (b)	422	16,973
Titan Machinery, Inc. (a)(b)	408	7,271
United Rentals, Inc. (a)(b)	1,889	147,247
Watsco, Inc.	472	45,340
WESCO International, Inc. (a)(b)	885	80,597

		823,633

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)	880	19,290

WATER UTILITIES — 0.4%
American States Water Co.	790	22,697
American Water Works Co., Inc.	3,632	153,488
Aqua America, Inc.	3,559	83,957
Artesian Resources Corp. (Class A)	160	3,672
California Water Service Group	1,045	24,108
Connecticut Water Service, Inc.	240	8,522
Consolidated Water Co., Ltd.	320	4,512
Middlesex Water Co.	315	6,596
Pure Cycle Corp. (a)(b)	408	2,583
SJW Corp.	315	9,384
York Water Co.	230	4,814

		324,333

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Boingo Wireless, Inc. (a)	400	2,564
Leap Wireless International, Inc. (a)	1,110	19,314
NII Holdings, Inc. (a)(b)	3,676	10,109
NTELOS Holdings Corp.	320	6,474
SBA Communications Corp. (Class A) (a)	2,616	235,021
Shenandoah Telecommunications Co. (b)	470	12,065

See accompanying notes to financial statements.

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Sprint Corp. (a)(b)	17,356	$186,577
T-Mobile US, Inc. (a)	3,785	127,327
Telephone & Data Systems, Inc.	1,928	49,704
US Cellular Corp.	1,069	11,249
USA Mobility, Inc.	485	6,926

		667,330

TOTAL COMMON STOCKS —
(Cost $63,162,507)		81,961,110

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Cubist Pharmaceuticals, Inc. (expiring 12/31/16) (a)(b)	1,038	1,401

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
EXCO Resources, Inc. (expiring 1/9/14) (a)	2,873	460

TOTAL RIGHTS —
(Cost $2,307)		1,861

WARRANTS — 0.0% (d)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 08/31/16) (a) (Cost $285)	48	257

SHORT TERM INVESTMENTS — 12.1%
MONEY MARKET FUNDS — 12.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	9,727,439	9,727,439
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	286,183	286,183

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,013,622)		10,013,622

TOTAL INVESTMENTS — 111.6% (h)
(Cost $73,178,721)		91,976,850
OTHER ASSETS & LIABILITIES — (11.6)%		(9,593,551)

NET ASSETS — 100.0%		$82,383,299

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Alliant Techsystems, Inc.	2,700	$328,536
BE Aerospace, Inc. (a)	17,979	1,564,712
Huntington Ingalls Industries, Inc.	4,700	423,047

		2,316,295

AIRLINES — 0.6%
Alaska Air Group, Inc.	12,710	932,533

AUTO COMPONENTS — 0.6%
Gentex Corp.	26,275	866,812

AUTOMOBILES — 0.1%
Thor Industries, Inc.	4,032	222,687

BIOTECHNOLOGY — 1.3%
Cubist Pharmaceuticals, Inc. (a)	13,580	935,254
United Therapeutics Corp. (a)(b)	8,411	951,116

		1,886,370

BUILDING PRODUCTS — 1.8%
A.O. Smith Corp.	14,052	757,965
Fortune Brands Home & Security, Inc.	30,336	1,386,355
Lennox International, Inc.	5,571	473,869

		2,618,189

CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc. (a)	9,660	2,095,061
Eaton Vance Corp.	13,638	583,570
Federated Investors, Inc. (Class B) (b)	8,500	244,800
Greenhill & Co., Inc.	2,544	147,399
SEI Investments Co.	26,039	904,335
Waddell & Reed Financial, Inc. (Class A)	15,658	1,019,649

		4,994,814

CHEMICALS — 1.9%
Albemarle Corp.	7,115	451,020
Cytec Industries, Inc.	2,673	249,017
Minerals Technologies, Inc.	3,800	228,266
NewMarket Corp. (b)	1,317	440,075
RPM International, Inc.	13,135	545,234
The Scotts Miracle-Gro Co. (Class A)	3,900	242,658
Valspar Corp.	8,065	574,954

		2,731,224

COMMERCIAL BANKS — 5.0%
Associated Banc-Corp.	29,800	518,520
BancorpSouth, Inc.	15,400	391,468
Bank of Hawaii Corp.	3,800	224,732
Cathay General Bancorp	13,538	361,871
City National Corp.	8,597	681,054
Commerce Bancshares, Inc.	6,600	296,406
Cullen/Frost Bankers, Inc.	4,100	305,163
East West Bancorp, Inc.	25,100	877,747
FirstMerit Corp.	15,200	337,896
Prosperity Bancshares, Inc.	5,900	374,001
Signature Bank (a)	8,630	927,035
SVB Financial Group (a)	8,320	872,435
Synovus Financial Corp.	178,483	642,539
Webster Financial Corp.	9,267	288,945
Westamerica Bancorporation (b)	2,200	124,212

		7,224,024

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Copart, Inc. (a)	20,362	746,267
Deluxe Corp.	9,289	484,793
Herman Miller, Inc.	6,853	202,301
HNI Corp.	8,300	322,289
Mine Safety Appliances Co.	3,056	156,498
R.R. Donnelley & Sons Co.	20,700	419,796
Rollins, Inc.	6,829	206,850
Waste Connections, Inc.	14,697	641,230

		3,180,024

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	5,000	135,050
Ciena Corp. (a)(b)	18,938	453,186
InterDigital, Inc. (b)	2,695	79,476
JDS Uniphase Corp. (a)	26,900	349,162
Plantronics, Inc.	4,753	220,777
Riverbed Technology, Inc. (a)	16,931	306,112

		1,543,763

COMPUTERS & PERIPHERALS — 1.6%
3D Systems Corp. (a)(b)	17,447	1,621,350
Diebold, Inc.	4,700	155,147
NCR Corp. (a)	17,138	583,720

		2,360,217

CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	9,073	702,522
Martin Marietta Materials, Inc.	4,008	400,560

		1,103,082

CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	6,400	433,984
Packaging Corp. of America	17,877	1,131,257
Rock-Tenn Co. (Class A)	5,500	577,555

		2,142,796

DISTRIBUTORS — 1.2%
LKQ Corp. (a)	54,864	1,805,026

DIVERSIFIED CONSUMER SERVICES — 0.8%
Matthews International Corp. (Class A)	2,000	85,220
Service Corp. International	22,542	408,687
Sotheby’s	12,457	662,712

		1,156,619

DIVERSIFIED FINANCIAL SERVICES — 1.2%
CBOE Holdings, Inc.	15,850	823,566
MSCI, Inc. (Class A) (a)	21,554	942,341

		1,765,907

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)	14,243	433,984

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	7,860	859,255
Hubbell, Inc. (Class B)	5,294	576,517

		1,435,772

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Mettler-Toledo International, Inc. (a)	5,437	$1,318,962
National Instruments Corp.	11,470	367,269
Trimble Navigation, Ltd. (a)	47,030	1,631,941

		3,318,172

ENERGY EQUIPMENT & SERVICES — 3.4%
CARBO Ceramics, Inc.	3,635	423,586
Dresser-Rand Group, Inc. (a)	8,205	489,264
Dril-Quip, Inc. (a)	7,376	810,844
Oceaneering International, Inc.	19,720	1,555,514
Oil States International, Inc. (a)	10,052	1,022,489
Patterson-UTI Energy, Inc.	26,230	664,144

		4,965,841

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (a)(b)	36,159	263,599

FOOD PRODUCTS — 2.5%
Flowers Foods, Inc.	22,216	476,978
Green Mountain Coffee Roasters, Inc. (a)(b)	23,875	1,804,472
Hain Celestial Group, Inc. (a)	8,700	789,786
Lancaster Colony Corp.	1,681	148,180
Tootsie Roll Industries, Inc. (b)	1,842	59,939
WhiteWave Foods Co. (Class A) (a)	16,920	388,145

		3,667,500

GAS UTILITIES — 0.6%
National Fuel Gas Co.	6,900	492,660
Questar Corp.	15,100	347,149

		839,809

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Hill-Rom Holdings, Inc.	5,900	243,906
Hologic, Inc. (a)	29,593	661,404
IDEXX Laboratories, Inc. (a)	5,666	602,692
Masimo Corp. (a)	9,413	275,142
ResMed, Inc. (b)	16,653	784,023
STERIS Corp.	6,500	312,325
Teleflex, Inc.	3,500	328,510
The Cooper Cos., Inc.	5,572	690,037
Thoratec Corp. (a)	5,802	212,353

		4,110,392

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Health Management Associates, Inc. (Class A) (a)	19,900	260,690
Henry Schein, Inc. (a)	8,803	1,005,831
HMS Holdings Corp. (a)	10,577	240,415
MEDNAX, Inc. (a)	12,152	648,674
Omnicare, Inc.	7,400	446,664
Universal Health Services, Inc. (Class B)	16,300	1,324,538
VCA Antech, Inc. (a)	8,100	254,016

		4,180,828

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	15,700	242,722

HOTELS, RESTAURANTS & LEISURE — 2.5%
Bally Technologies, Inc. (a)(b)	7,141	560,212
Bob Evans Farms, Inc.	2,280	115,345
Brinker International, Inc.	12,151	563,077
Domino’s Pizza, Inc.	10,219	711,753
Panera Bread Co. (Class A) (a)	4,836	854,473
Scientific Games Corp. (Class A) (a)	8,900	150,677
The Cheesecake Factory, Inc.	5,707	275,477
The Wendy’s Co.	51,800	451,696

		3,682,710

HOUSEHOLD DURABLES — 2.9%
Jarden Corp. (a)	21,767	1,335,406
NVR, Inc. (a)	401	411,430
Tempur Sealy International, Inc. (a)(b)	11,077	597,715
Toll Brothers, Inc. (a)	28,904	1,069,448
Tupperware Brands Corp. (b)	9,263	875,631

		4,289,630

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	13,912	922,087
Energizer Holdings, Inc.	5,100	552,024

		1,474,111

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	5,994	475,924

INSURANCE — 1.2%
Arthur J. Gallagher & Co.	13,597	638,107
Brown & Brown, Inc.	11,435	358,945
Old Republic International Corp.	43,900	758,153
RenaissanceRe Holdings, Ltd.	200	19,468

		1,774,673

INTERNET SOFTWARE & SERVICES — 1.4%
Equinix, Inc. (a)	5,136	911,383
Rackspace Hosting, Inc. (a)(b)	20,845	815,665
ValueClick, Inc. (a)(b)	11,568	270,344

		1,997,392

IT SERVICES — 4.7%
Acxiom Corp. (a)	13,788	509,880
Broadridge Financial Solutions, Inc.	21,731	858,809
CoreLogic, Inc. (a)	17,058	606,071
DST Systems, Inc.	3,000	272,220
Gartner, Inc. (a)	16,756	1,190,514
Global Payments, Inc.	13,297	864,172
Jack Henry & Associates, Inc.	15,562	921,426
Lender Processing Services, Inc.	7,008	261,959
NeuStar, Inc. (Class A) (a)	11,454	571,096
WEX, Inc. (a)	7,123	705,391

		6,761,538

LEISURE EQUIPMENT & PRODUCTS — 1.7%
Brunswick Corp.	16,500	759,990
Polaris Industries, Inc.	11,761	1,712,872

		2,472,862

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Charles River Laboratories International, Inc. (a)	8,859	469,882
Covance, Inc. (a)	10,253	902,879
Techne Corp.	3,402	322,067

		1,694,828

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

MACHINERY — 6.5%
CLARCOR, Inc.	4,789	$308,172
Crane Co.	4,700	316,075
Donaldson Co., Inc.	14,668	637,471
Graco, Inc.	11,232	877,444
Harsco Corp.	7,000	196,210
IDEX Corp.	14,785	1,091,872
ITT Corp.	6,465	280,710
Kennametal, Inc.	5,800	302,006
Lincoln Electric Holdings, Inc.	14,877	1,061,325
Nordson Corp.	11,051	821,089
Terex Corp.	20,266	850,970
Trinity Industries, Inc.	14,300	779,636
Valmont Industries, Inc. (b)	2,352	350,730
Wabtec Corp.	17,531	1,302,028
Woodward, Inc.	4,700	214,367

		9,390,105

MARINE — 0.7%
Kirby Corp. (a)(b)	10,335	1,025,749

MEDIA — 1.4%
AMC Networks, Inc. (Class A) (a)	10,834	737,904
Cinemark Holdings, Inc.	8,594	286,438
DreamWorks Animation SKG, Inc. (Class A) (a)	13,100	465,050
Lamar Advertising Co. (Class A) (a)	7,444	388,949
Meredith Corp.	4,200	217,560

		2,095,901

METALS & MINING — 0.7%
Carpenter Technology Corp.	5,969	371,272
Compass Minerals International, Inc.	2,439	195,242
Worthington Industries, Inc.	9,759	410,658

		977,172

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	5,406	292,356

OIL, GAS & CONSUMABLE FUELS — 2.9%
Bill Barrett Corp. (a)	4,200	112,476
Cimarex Energy Co.	9,946	1,043,435
Energen Corp.	7,800	551,850
Gulfport Energy Corp. (a)	15,332	968,216
Rosetta Resources, Inc. (a)	11,080	532,283
SM Energy Co.	12,187	1,012,861

		4,221,121

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a)	12,473	230,875

PHARMACEUTICALS — 1.7%
Endo Health Solutions, Inc. (a)	20,954	1,413,557
Salix Pharmaceuticals, Ltd. (a)	11,518	1,035,929

		2,449,486

PROFESSIONAL SERVICES — 1.5%
FTI Consulting, Inc. (a)	4,100	168,674
The Corporate Executive Board Co.	6,148	476,040
Towers Watson & Co. (Class A)	11,800	1,505,798

		2,150,512

REAL ESTATE INVESTMENT TRUSTS — 5.1%
BRE Properties, Inc.	9,510	520,292
Duke Realty Corp.	22,718	341,679
Equity One, Inc.	4,696	105,378
Essex Property Trust, Inc.	3,975	570,452
Extra Space Storage, Inc.	19,890	837,966
Federal Realty Investment Trust	6,006	609,069
Highwoods Properties, Inc.	7,220	261,147
Kilroy Realty Corp.	6,963	349,403
Liberty Property Trust	13,200	447,084
Mid-America Apartment Communities, Inc.	5,892	357,880
OMEGA Healthcare Investors, Inc.	22,041	656,822
Potlatch Corp.	3,821	159,489
Rayonier, Inc.	9,689	407,907
Regency Centers Corp.	7,601	351,926
Senior Housing Properties Trust	15,586	346,477
Taubman Centers, Inc.	6,024	385,054
UDR, Inc.	19,294	450,515
Weingarten Realty Investors	9,272	254,238

		7,412,778

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc.	7,800	325,494

ROAD & RAIL — 2.2%
Con-way, Inc.	4,600	182,666
Genesee & Wyoming, Inc. (Class A) (a)	9,292	892,497
J.B. Hunt Transport Services, Inc.	16,749	1,294,698
Landstar System, Inc.	3,481	199,983
Old Dominion Freight Line, Inc. (a)	12,700	673,354

		3,243,198

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc. (a)(b)	53,100	205,497
Atmel Corp. (a)	33,579	262,924
Cree, Inc. (a)(b)	21,990	1,375,914
Cypress Semiconductor Corp. (a)(b)	10,496	110,208
Integrated Device Technology, Inc. (a)	15,953	162,561
Semtech Corp. (a)	6,460	163,309
Skyworks Solutions, Inc. (a)	22,059	630,005
SunEdison, Inc. (a)	31,100	405,855

		3,316,273

SOFTWARE — 6.7%
ACI Worldwide, Inc. (a)	7,056	458,640
Advent Software, Inc.	7,374	258,016
Ansys, Inc. (a)	16,915	1,474,988
Cadence Design Systems, Inc. (a)	35,430	496,729
CommVault Systems, Inc. (a)	8,075	604,656
Compuware Corp.	16,300	182,723
Concur Technologies, Inc. (a)(b)	8,594	886,729
FactSet Research Systems, Inc. (b)	4,789	519,990
Fair Isaac Corp.	6,284	394,887
Informatica Corp. (a)	19,900	825,850
Mentor Graphics Corp.	17,860	429,890
MICROS Systems, Inc. (a)(b)	8,720	500,266
PTC, Inc. (a)	21,911	775,430
SolarWinds, Inc. (a)	12,040	455,473
Solera Holdings, Inc.	8,589	607,758
Synopsys, Inc. (a)	12,320	499,822

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

TIBCO Software, Inc. (a)	15,489	$348,193

		9,720,040

SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc.	7,814	864,854
Cabela’s, Inc. (a)(b)	4,083	272,173
Chico’s FAS, Inc.	12,823	241,585
Office Depot, Inc. (a)	37,645	199,142
Signet Jewelers, Ltd.	7,946	625,350
Tractor Supply Co.	25,470	1,975,963
Williams-Sonoma, Inc.	10,093	588,220

		4,767,287

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Carter’s, Inc.	9,962	715,172
Deckers Outdoor Corp. (a)	6,300	532,098
Hanesbrands, Inc.	18,086	1,270,903
Under Armour, Inc. (Class A) (a)(b)	14,624	1,276,675

		3,794,848

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	18,674	434,917

TRADING COMPANIES & DISTRIBUTORS — 1.3%
MSC Industrial Direct Co., Inc. (Class A)	4,307	348,307
United Rentals, Inc. (a)(b)	16,944	1,320,785
Watsco, Inc.	2,058	197,691

		1,866,783

WATER UTILITIES — 0.3%
Aqua America, Inc.	15,886	374,751

TOTAL COMMON STOCKS —
(Cost $128,390,426)		145,022,315

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,665,826	7,665,826
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	173,483	173,483

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,839,309)		7,839,309

TOTAL INVESTMENTS — 105.3% (f)
(Cost $136,229,735)		152,861,624
OTHER ASSETS & LIABILITIES — (5.3)%		(7,636,532)

NET ASSETS — 100.0%		$145,225,092

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.0%
Alliant Techsystems, Inc.	1,743	$212,088
Esterline Technologies Corp. (a)	3,155	321,684
Exelis, Inc.	18,870	359,662
Huntington Ingalls Industries, Inc.	2,374	213,684
Triumph Group, Inc. (b)	5,223	397,314

		1,504,432

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc. (b)	9,123	160,200

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	21,690	185,450

AUTOMOBILES — 0.2%
Thor Industries, Inc.	2,300	127,029

BUILDING PRODUCTS — 0.2%
Lennox International, Inc.	1,500	127,590

CAPITAL MARKETS — 1.9%
Apollo Investment Corp.	22,897	194,167
Eaton Vance Corp.	4,600	196,834
Federated Investors, Inc. (Class B) (b)	4,788	137,894
Greenhill & Co., Inc. (b)	1,257	72,831
Janus Capital Group, Inc. (b)	14,918	184,536
Raymond James Financial, Inc. (b)	12,455	650,026

		1,436,288

CHEMICALS — 3.9%
Albemarle Corp.	4,276	271,056
Ashland, Inc.	7,289	707,325
Cabot Corp. (b)	6,028	309,839
Cytec Industries, Inc.	2,088	194,518
Intrepid Potash, Inc. (a)(b)	5,467	86,597
Minerals Technologies, Inc.	1,402	84,218
NewMarket Corp.	420	140,343
Olin Corp. (b)	7,946	229,242
RPM International, Inc.	6,125	254,249
Sensient Technologies Corp.	5,076	246,287
The Scotts Miracle-Gro Co. (Class A)	2,312	143,853
Valspar Corp.	3,700	263,773

		2,931,300

COMMERCIAL BANKS — 4.2%
Bank of Hawaii Corp. (b)	2,473	146,253
Commerce Bancshares, Inc.	4,607	206,900
Cullen/Frost Bankers, Inc. (b)	3,043	226,490
First Horizon National Corp. (b)	24,082	280,555
First Niagara Financial Group, Inc.	35,892	381,173
FirstMerit Corp.	8,292	184,331
Fulton Financial Corp. (b)	19,258	251,895
Hancock Holding Co.	8,259	302,940
International Bancshares Corp. (b)	5,668	149,579
Prosperity Bancshares, Inc. (b)	2,431	154,101
TCF Financial Corp.	16,492	267,995
Trustmark Corp. (b)	6,765	181,573
Valley National Bancorp (b)	19,938	201,773
Webster Financial Corp. (b)	3,971	123,816
Westamerica Bancorporation (b)	1,529	86,327

		3,145,701

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)(b)	5,600	335,776
Herman Miller, Inc.	2,207	65,151
Mine Safety Appliances Co. (b)	1,485	76,047
R.R. Donnelley & Sons Co. (b)	6,877	139,465
Rollins, Inc.	2,528	76,573
The Brink’s Co.	4,977	169,915
Waste Connections, Inc.	4,302	187,696

		1,050,623

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc. (b)	3,059	82,624
InterDigital, Inc. (b)	2,700	79,623
JDS Uniphase Corp. (a)	8,600	111,628
Plantronics, Inc.	1,784	82,867
Polycom, Inc. (a)(b)	14,284	160,409
Riverbed Technology, Inc. (a)	7,000	126,560

		643,711

COMPUTERS & PERIPHERALS — 0.8%
Diebold, Inc. (b)	3,807	125,669
Lexmark International, Inc. (Class A) (b)	6,255	222,178
NCR Corp. (a)	7,335	249,830

		597,677

CONSTRUCTION & ENGINEERING — 1.7%
Aecom Technology Corp. (a)	9,869	290,445
Granite Construction, Inc. (b)	3,586	125,438
KBR, Inc.	15,064	480,391
URS Corp.	7,560	400,604

		1,296,878

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,496	249,450

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	3,086	209,262
Greif, Inc. (Class A)	3,093	162,073
Rock-Tenn Co. (Class A)	4,268	448,183
Silgan Holdings, Inc.	4,410	211,768
Sonoco Products Co. (b)	10,348	431,718

		1,463,004

DIVERSIFIED CONSUMER SERVICES — 0.9%
Apollo Education Group, Inc. (a)	9,982	272,708
DeVry Education Group, Inc.	5,731	203,451
Matthews International Corp. (Class A) (b)	1,669	71,116
Service Corp. International	8,900	161,357

		708,632

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)	6,600	201,102

ELECTRIC UTILITIES — 3.3%
Cleco Corp.	6,135	286,014
Great Plains Energy, Inc.	15,630	378,871
Hawaiian Electric Industries, Inc. (b)	9,975	259,949
IDACORP, Inc. (b)	5,101	264,436
OGE Energy Corp.	20,077	680,610
PNM Resources, Inc.	7,936	191,416

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Westar Energy, Inc. (b)	12,894	$414,800

		2,476,096

ELECTRICAL EQUIPMENT — 1.0%
General Cable Corp. (b)	4,966	146,050
Hubbell, Inc. (Class B)	2,528	275,299
Regal-Beloit Corp.	4,579	337,564

		758,913

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Arrow Electronics, Inc. (a)	10,185	552,536
Avnet, Inc.	13,895	612,909
Ingram Micro, Inc. (Class A) (a)	15,630	366,680
Itron, Inc. (a)(b)	3,900	161,577
National Instruments Corp.	3,500	112,070
Tech Data Corp. (a)	3,798	195,977
Vishay Intertechnology, Inc. (a)(b)	13,520	179,275

		2,181,024

ENERGY EQUIPMENT & SERVICES — 2.2%
Atwood Oceanics, Inc. (a)(b)	5,831	311,317
Dresser-Rand Group, Inc. (a)(b)	3,197	190,637
Helix Energy Solutions Group, Inc. (a)(b)	9,889	229,227
Superior Energy Services, Inc. (a)	16,141	429,512
Tidewater, Inc.	5,025	297,832
Unit Corp. (a)(b)	4,373	225,734

		1,684,259

FOOD & STAPLES RETAILING — 0.8%
Harris Teeter Supermarkets, Inc. (b)	4,934	243,493
United Natural Foods, Inc. (a)(b)	5,020	378,458

		621,951

FOOD PRODUCTS — 2.3%
Dean Foods Co. (a)	9,422	161,964
Flowers Foods, Inc. (b)	5,463	117,291
Hillshire Brands Co.	12,455	416,495
Ingredion, Inc.	7,800	533,988
Lancaster Colony Corp.	1,013	89,296
Post Holdings, Inc. (a)(b)	3,292	162,197
Tootsie Roll Industries, Inc.	1,059	34,460
WhiteWave Foods Co. (Class A) (a)	8,116	186,181

		1,701,872

GAS UTILITIES — 2.2%
Atmos Energy Corp.	9,243	419,817
National Fuel Gas Co. (b)	4,688	334,723
Questar Corp.	9,245	212,543
UGI Corp.	11,570	479,692
WGL Holdings, Inc.	5,165	206,910

		1,653,685

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Hill-Rom Holdings, Inc. (b)	2,636	108,972
Hologic, Inc. (a)(b)	11,236	251,124
IDEXX Laboratories, Inc. (a)	2,100	223,377
ResMed, Inc. (b)	5,200	244,816
STERIS Corp. (b)	2,394	115,032
Teleflex, Inc. (b)	2,223	208,651
The Cooper Cos., Inc. (b)	1,900	235,296
Thoratec Corp. (a)(b)	2,600	95,160

		1,482,428

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Community Health Systems, Inc. (a)	9,540	374,636
Health Management Associates, Inc. (Class A) (a)(b)	15,596	204,308
Health Net, Inc. (a)	7,963	236,262
Henry Schein, Inc. (a)(b)	3,868	441,958
HMS Holdings Corp. (a)	3,100	70,463
LifePoint Hospitals, Inc. (a)	4,742	250,567
MEDNAX, Inc. (a)(b)	3,430	183,093
Omnicare, Inc. (b)	6,317	381,294
Owens & Minor, Inc. (b)	6,309	230,657
VCA Antech, Inc. (a)	4,468	140,117
WellCare Health Plans, Inc. (a)	4,463	314,284

		2,827,639

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	7,305	112,935

HOTELS, RESTAURANTS & LEISURE — 0.6%
Bob Evans Farms, Inc.	1,500	75,885
International Speedway Corp. (Class A)	2,829	100,401
Life Time Fitness, Inc. (a)(b)	3,957	185,979
The Cheesecake Factory, Inc. (b)	1,700	82,059

		444,324

HOUSEHOLD DURABLES — 0.6%
KB Home (b)	8,300	151,724
M.D.C. Holdings, Inc. (b)	3,900	125,736
NVR, Inc. (a)	201	206,228

		483,688

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	6,348	420,745
Energizer Holdings, Inc.	3,499	378,732

		799,477

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	3,116	247,410

INSURANCE — 9.1%
Alleghany Corp. (a)	1,694	677,532
American Financial Group, Inc.	7,177	414,257
Arthur J. Gallagher & Co.	5,694	267,219
Aspen Insurance Holdings, Ltd.	6,578	271,737
Brown & Brown, Inc.	5,721	179,582
Everest Re Group, Ltd.	4,860	757,528
Fidelity National Financial, Inc. (Class A) (b)	25,253	819,460
First American Financial Corp.	10,600	298,920
HCC Insurance Holdings, Inc.	10,130	467,398
Kemper Corp.	5,199	212,535
Mercury General Corp. (b)	3,645	181,193
Primerica, Inc.	5,473	234,847
Protective Life Corp.	7,902	400,315
Reinsurance Group of America, Inc.	7,165	554,643
RenaissanceRe Holdings, Ltd.	200	19,468
StanCorp Financial Group, Inc.	4,429	293,421
The Hanover Insurance Group, Inc.	4,460	266,307

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

W.R. Berkley Corp.	11,141	$483,408

		6,799,770

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	3,400	211,820

INTERNET SOFTWARE & SERVICES — 1.0%
AOL, Inc. (a)	7,887	367,692
Equinix, Inc. (a)(b)	2,200	390,390

		758,082

IT SERVICES — 1.8%
Convergys Corp. (b)	10,134	213,321
DST Systems, Inc.	1,350	122,499
Leidos Holdings, Inc. (b)	7,301	339,423
Lender Processing Services, Inc.	4,677	174,826
ManTech International Corp. (Class A) (b)	2,334	69,857
Science Applications International Corp. (b)	4,161	137,604
VeriFone Systems, Inc. (a)	10,940	293,411

		1,350,941

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,056	254,142
Techne Corp.	1,408	133,296

		387,438

MACHINERY — 4.6%
AGCO Corp. (b)	9,191	544,015
CLARCOR, Inc. (b)	2,420	155,727
Crane Co.	2,396	161,131
Donaldson Co., Inc.	5,383	233,945
Harsco Corp.	4,293	120,333
ITT Corp.	5,554	241,154
Kennametal, Inc.	4,725	246,031
Oshkosh Corp.	8,734	440,019
SPX Corp.	4,644	462,589
Timken Co.	8,100	446,067
Valmont Industries, Inc. (b)	1,400	208,768
Woodward, Inc.	3,534	161,186

		3,420,965

MARINE — 0.1%
Matson, Inc. (b)	4,267	111,411

MEDIA — 1.3%
Cinemark Holdings, Inc.	5,700	189,981
John Wiley & Sons, Inc. (Class A) (b)	4,634	255,797
Lamar Advertising Co. (Class A) (a)(b)	2,500	130,625
Meredith Corp.	1,416	73,349
The New York Times Co. (Class A) (b)	12,566	199,422
Valassis Communications, Inc. (b)	3,849	131,828

		981,002

METALS & MINING — 2.5%
Carpenter Technology Corp. (b)	2,027	126,079
Commercial Metals Co.	11,713	238,125
Compass Minerals International, Inc. (b)	2,020	161,701
Reliance Steel & Aluminum Co.	7,853	595,572
Royal Gold, Inc. (b)	6,600	304,062
Steel Dynamics, Inc. (b)	22,514	439,924

		1,865,463

MULTI-UTILITIES — 2.3%
Alliant Energy Corp. (b)	11,281	582,100
Black Hills Corp.	4,533	238,028
MDU Resources Group, Inc.	19,129	584,391
Vectren Corp.	8,237	292,413

		1,696,932

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (a)(b)	5,862	189,284
J.C. Penney Co., Inc. (a)(b)	30,479	278,883

		468,167

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	2,093	113,189

OIL, GAS & CONSUMABLE FUELS — 2.8%
Alpha Natural Resources, Inc. (a)(b)	22,066	157,551
Bill Barrett Corp. (a)(b)	2,553	68,370
Cimarex Energy Co.	3,230	338,859
Energen Corp.	2,977	210,623
HollyFrontier Corp.	20,100	998,769
World Fuel Services Corp. (b)	7,394	319,125

		2,093,297

PAPER & FOREST PRODUCTS — 0.6%
Domtar Corp.	3,310	312,265
Louisiana-Pacific Corp. (a)(b)	7,300	135,123

		447,388

PHARMACEUTICALS — 0.4%
Mallinckrodt PLC (a)(b)	5,800	303,108

PROFESSIONAL SERVICES — 1.0%
FTI Consulting, Inc. (a)	1,779	73,188
Manpower, Inc.	7,984	685,506

		758,694

REAL ESTATE INVESTMENT TRUSTS — 11.7%
Alexandria Real Estate Equities, Inc.	7,199	458,000
American Campus Communities, Inc.	10,639	342,682
BioMed Realty Trust, Inc.	19,248	348,774
BRE Properties, Inc.	2,554	139,729
Camden Property Trust	8,653	492,183
Corporate Office Properties Trust (b)	8,782	208,046
Corrections Corp. of America	11,800	378,426
Duke Realty Corp.	20,237	304,364
Equity One, Inc. (b)	3,795	85,160
Essex Property Trust, Inc.	1,701	244,110
Federal Realty Investment Trust (b)	3,260	330,597
Highwoods Properties, Inc.	5,022	181,646
Home Properties, Inc.	5,763	309,012
Hospitality Properties Trust	15,084	407,721
Kilroy Realty Corp. (b)	4,487	225,158
Liberty Property Trust	7,639	258,733
Mack-Cali Realty Corp. (b)	8,806	189,153
Mid-America Apartment Communities, Inc. (b)	4,333	263,186

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc. (b)	12,359	$374,848
Potlatch Corp.	1,994	83,230
Rayonier, Inc.	7,417	312,256
Realty Income Corp. (b)	20,874	779,226
Regency Centers Corp.	5,140	237,982
Senior Housing Properties Trust	10,364	230,392
SL Green Realty Corp. (b)	9,601	886,940
Taubman Centers, Inc.	3,056	195,340
UDR, Inc. (b)	14,578	340,396
Weingarten Realty Investors	6,213	170,360

		8,777,650

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	4,500	460,755

ROAD & RAIL — 0.5%
Con-way, Inc.	3,191	126,715
Landstar System, Inc.	2,725	156,551
Werner Enterprises, Inc. (b)	4,563	112,843

		396,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Micro Devices, Inc. (a)(b)	32,612	126,208
Atmel Corp. (a)	24,300	190,269
Cypress Semiconductor Corp. (a)(b)	8,246	86,583
Fairchild Semiconductor International, Inc. (a)(b)	12,671	169,158
Integrated Device Technology, Inc. (a)	5,059	51,551
International Rectifier Corp. (a)(b)	7,098	185,045
Intersil Corp. (Class A)	12,745	146,185
RF Micro Devices, Inc. (a)(b)	28,229	145,662
Semtech Corp. (a)(b)	3,400	85,952
Silicon Laboratories, Inc. (a)(b)	3,981	172,417
Skyworks Solutions, Inc. (a)	6,800	194,208
SunEdison, Inc. (a)	7,617	99,402
Teradyne, Inc. (a)(b)	19,200	338,304

		1,990,944

SOFTWARE — 1.9%
Cadence Design Systems, Inc. (a)(b)	9,500	133,190
Compuware Corp.	12,742	142,838
FactSet Research Systems, Inc. (b)	1,398	151,795
MICROS Systems, Inc. (a)(b)	2,807	161,037
Rovi Corp. (a)	10,262	202,059
Solera Holdings, Inc.	2,197	155,460
Synopsys, Inc. (a)	8,669	351,701
TIBCO Software, Inc. (a)	6,900	155,112

		1,453,192

SPECIALTY RETAIL — 6.0%
Aaron’s, Inc. (b)	7,660	225,204
Abercrombie & Fitch Co. (Class A) (b)	7,800	256,698
Advance Auto Parts, Inc.	3,021	334,364
American Eagle Outfitters, Inc.	17,000	244,800
ANN, Inc. (a)(b)	4,600	168,176
Ascena Retail Group, Inc. (a)	12,900	272,964
Cabela’s, Inc. (a)(b)	2,500	166,650
Chico’s FAS, Inc.	8,900	167,676
CST Brands, Inc. (b)	7,560	277,603
Dick’s Sporting Goods, Inc.	10,300	598,430
Foot Locker, Inc.	15,000	621,600
Guess?, Inc. (b)	5,983	185,892
Murphy USA, Inc. (a)(b)	4,429	184,069
Office Depot, Inc. (a)(b)	27,175	143,756
Rent-A-Center, Inc. (b)	5,384	179,502
Signet Jewelers, Ltd.	3,748	294,968
Williams-Sonoma, Inc. (b)	3,400	198,152

		4,520,504

THRIFTS & MORTGAGE FINANCE — 1.2%
Astoria Financial Corp. (b)	8,420	116,449
New York Community Bancorp, Inc. (b)	44,607	751,628

		868,077

TOBACCO — 0.2%
Universal Corp. (b)	2,371	129,457

TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp.	4,617	240,869
MSC Industrial Direct Co., Inc. (Class A)	2,500	202,175
Watsco, Inc.	1,628	156,386

		599,430

WATER UTILITIES — 0.3%
Aqua America, Inc.	9,015	212,664

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	9,891	254,989

TOTAL COMMON STOCKS —
(Cost $67,657,847)		74,736,206

SHORT TERM INVESTMENTS — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,377,061	12,377,061
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	317,498	317,498

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,694,559)		12,694,559

TOTAL INVESTMENTS — 116.4% (f)
(Cost $80,352,406)		87,430,765
OTHER ASSETS & LIABILITIES — (16.4)%		(12,305,627)

NET ASSETS — 100.0%		$75,125,138

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	24,072	$674,257
Aerovironment, Inc. (a)	11,817	344,229
American Science & Engineering, Inc.	4,785	344,089
Cubic Corp.	12,581	662,516
Curtiss-Wright Corp.	28,793	1,791,788
Engility Holdings, Inc. (a)	10,576	353,238
GenCorp, Inc. (a)(b)	37,293	672,020
Moog, Inc. (Class A) (a)	27,531	1,870,456
National Presto Industries, Inc.	2,991	240,776
Orbital Sciences Corp. (a)	36,408	848,307
Teledyne Technologies, Inc. (a)	22,813	2,095,602

		9,897,278

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	15,081	620,583
Forward Air Corp.	18,580	815,848
HUB Group, Inc. (Class A) (a)	21,253	847,570

		2,284,001

AIRLINES — 0.3%
Allegiant Travel Co.	8,931	941,685
SkyWest, Inc.	30,782	456,497

		1,398,182

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)	18,342	1,028,436
Drew Industries, Inc.	13,153	673,433
Spartan Motors, Inc.	20,658	138,409
Standard Motor Products, Inc.	12,491	459,669
Superior Industries International, Inc.	14,477	298,660

		2,598,607

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	16,736	459,403

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	5,340	1,291,159

BIOTECHNOLOGY — 0.6%
Acorda Therapeutics, Inc. (a)	25,018	730,526
ArQule, Inc. (a)	33,600	72,240
Emergent Biosolutions, Inc. (a)	17,569	403,911
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	12,306	647,296
Momenta Pharmaceuticals, Inc. (a)	27,666	489,135
Spectrum Pharmaceuticals, Inc. (a)(b)	32,459	287,262

		2,630,370

BUILDING PRODUCTS — 1.0%
AAON, Inc.	17,058	545,003
American Woodmark Corp. (a)	7,174	283,588
Apogee Enterprises, Inc.	17,304	621,387
Gibraltar Industries, Inc. (a)	17,651	328,132
Griffon Corp.	26,553	350,765
Quanex Building Products Corp.	22,240	443,021
Simpson Manufacturing Co., Inc.	24,728	908,259
Universal Forest Products, Inc.	11,964	623,803

		4,103,958

CAPITAL MARKETS — 2.3%
Calamos Asset Management, Inc. (Class A)	11,776	139,428
Evercore Partners, Inc. (Class A)	19,877	1,188,247
Financial Engines, Inc. (b)	30,625	2,127,825
FXCM, Inc. (Class A) (b)	22,228	396,547
HFF, Inc. (Class A) (a)	20,229	543,149
Investment Technology Group, Inc. (a)	21,744	447,057
Piper Jaffray Co., Inc. (a)	9,569	378,454
Prospect Capital Corp.	170,955	1,918,115
Stifel Financial Corp. (a)	35,784	1,714,769
SWS Group, Inc. (a)	17,118	104,077
Virtus Investment Partners, Inc. (a)	4,259	852,013

		9,809,681

CHEMICALS — 2.9%
A. Schulman, Inc.	17,754	626,006
American Vanguard Corp.	14,996	364,253
Balchem Corp.	18,167	1,066,403
Calgon Carbon Corp. (a)	32,814	674,984
Flotek Industries, Inc. (a)(b)	27,743	556,802
FutureFuel Corp. (b)	13,924	219,999
H.B. Fuller Co.	30,511	1,587,792
Hawkins, Inc.	5,779	214,921
Innophos Holdings, Inc.	13,204	641,714
Koppers Holdings, Inc.	12,249	560,392
Kraton Performance Polymers, Inc. (a)	19,835	457,197
LSB Industries, Inc. (a)	11,629	477,022
OM Group, Inc. (a)	19,216	699,655
PolyOne Corp.	58,414	2,064,935
Quaker Chemical Corp.	7,973	614,479
Stepan Co.	11,567	759,142
Tredegar Corp.	15,087	434,656
Zep, Inc.	13,749	249,682

		12,270,034

COMMERCIAL BANKS — 7.7%
Bank of the Ozarks, Inc. (b)	19,589	1,108,542
Banner Corp.	11,688	523,856
BBCN Bancorp, Inc.	48,170	799,140
Boston Private Financial Holdings, Inc.	47,979	605,495
Cardinal Financial Corp.	18,421	331,578
City Holding Co.	9,628	446,065
Columbia Banking System, Inc.	31,135	856,524
Community Bank System, Inc. (b)	24,493	971,882
CVB Financial Corp. (b)	56,849	970,412
F.N.B. Corp. (b)	96,494	1,217,754
First BanCorp- Puerto Rico (a)(b)	60,411	373,944
First Commonwealth Financial Corp.	57,361	505,924
First Financial Bancorp	34,662	604,159
First Financial Bankshares, Inc. (b)	18,482	1,225,726
First Midwest Bancorp, Inc.	45,173	791,883
Glacier Bancorp, Inc. (b)	45,157	1,345,227
Hanmi Financial Corp.	19,287	422,192
Home Bancshares, Inc.	28,867	1,078,183
Independent Bank Corp.-Massachusetts (b)	13,790	540,430
MB Financial, Inc.	33,373	1,070,940
National Penn Bancshares, Inc.	70,822	802,413
NBT Bancorp, Inc.	26,290	680,911

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Old National Bancorp	61,138	$939,691
PacWest Bancorp (b)	23,237	981,066
Pinnacle Financial Partners, Inc.	19,857	645,948
PrivateBancorp, Inc.	39,628	1,146,438
S&T Bancorp, Inc.	17,848	451,733
Simmons First National Corp. (b)	9,728	361,395
Sterling Bancorp	47,964	641,279
Susquehanna Bancshares, Inc.	113,656	1,459,343
Taylor Capital Group, Inc. (a)	9,189	244,244
Texas Capital Bancshares, Inc. (a)	24,875	1,547,225
Tompkins Financial Corp.	7,123	366,051
UMB Financial Corp. (b)	22,721	1,460,506
Umpqua Holdings Corp. (b)	67,953	1,300,620
United Bankshares, Inc. (b)	27,910	877,770
United Community Banks, Inc. (a)	23,165	411,179
ViewPoint Financial Group	21,623	593,551
Wilshire Bancorp, Inc.	41,326	451,693
Wintrust Financial Corp.	24,215	1,116,796

		32,269,708

COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	30,871	882,602
Consolidated Graphics, Inc. (a)	4,960	334,502
G & K Services, Inc. (Class A)	11,920	741,782
Healthcare Services Group, Inc. (b)	42,405	1,203,030
Interface, Inc.	35,091	770,598
Mobile Mini, Inc. (a)(b)	24,723	1,018,093
Tetra Tech, Inc. (a)(b)	39,005	1,091,360
The Geo Group, Inc.	43,701	1,408,046
UniFirst Corp.	9,186	982,902
United Stationers, Inc. (b)	24,202	1,110,630
Viad Corp.	12,205	339,055

		9,882,600

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc. (a)	69,697	1,698,168
Bel Fuse, Inc. (Class B)	6,143	130,907
Black Box Corp.	9,873	294,215
CalAmp Corp. (a)	20,163	563,959
Comtech Telecommunications Corp.	9,663	304,578
Digi International, Inc. (a)	15,765	191,072
Harmonic, Inc. (a)	61,928	457,029
Ixia (a)	34,594	460,446
Netgear, Inc. (a)(b)	23,312	767,897
Oplink Communications, Inc. (a)	10,692	198,871
PC-Tel, Inc.	10,610	101,538
Procera Networks, Inc. (a)(b)	12,399	186,233
ViaSat, Inc. (a)(b)	25,494	1,597,199

		6,952,112

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)	19,456	158,566
Electronics for Imaging, Inc. (a)	28,551	1,105,780
Intevac, Inc. (a)	14,471	107,520
QLogic Corp. (a)	52,120	616,580
Super Micro Computer, Inc. (a)	19,844	340,523

		2,328,969

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	23,048	504,521
Comfort Systems USA, Inc.	22,822	442,519
Dycom Industries, Inc. (a)	20,383	566,443
EMCOR Group, Inc.	40,710	1,727,732
Orion Marine Group, Inc. (a)	17,007	204,594

		3,445,809

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	44,725	437,858
Texas Industries, Inc. (a)	13,066	898,679

		1,336,537

CONSUMER FINANCE — 1.3%
Cash America International, Inc. (b)	16,914	647,806
Encore Capital Group, Inc. (a)(b)	14,239	715,652
Ezcorp, Inc. (Class A) (a)	33,495	391,557
First Cash Financial Services, Inc. (a)	17,572	1,086,652
Green Dot Corp. (Class A) (a)(b)	12,911	324,712
Portfolio Recovery Associates, Inc. (a)(b)	30,218	1,596,719
World Acceptance Corp. (a)(b)	6,534	571,921

		5,335,019

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	16,199	342,123

DISTRIBUTORS — 0.4%
Pool Corp.	27,911	1,622,746
VOXX International Corp. (a)	12,090	201,903

		1,824,649

DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)(b)	10,491	456,044
Capella Education Co.	6,740	447,806
Career Education Corp. (a)	34,919	199,038
Hillenbrand, Inc.	38,127	1,121,696
ITT Educational Services, Inc. (a)(b)	10,956	367,903
Regis Corp.	26,300	381,613
Strayer Education, Inc.	6,598	227,433
Universal Technical Institute, Inc.	12,752	177,380

		3,378,913

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Interactive Brokers Group, Inc. (Class A)	30,082	732,196
MarketAxess Holdings, Inc.	22,882	1,530,119

		2,262,315

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	6,112	345,756
Cbeyond, Inc. (a)	17,668	121,909
Cincinnati Bell, Inc. (a)	127,103	452,487
General Communication, Inc. (Class A) (a)	19,023	212,106
Lumos Networks Corp.	10,886	228,606

		1,360,864

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	22,489	1,121,751
El Paso Electric Co.	24,336	854,437
UIL Holdings Corp. (b)	34,226	1,326,258
UNS Energy Corp. (b)	25,200	1,508,220

		4,810,666

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.5%
AZZ, Inc.	15,341	$749,561
Brady Corp. (Class A)	28,258	874,020
Encore Wire Corp.	11,175	605,685
EnerSys (b)	28,774	2,016,770
Franklin Electric Co., Inc.	23,723	1,058,995
II-VI, Inc. (a)	32,689	575,326
Powell Industries, Inc.	5,611	375,881
Vicor Corp. (a)	11,129	149,351

		6,405,589

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.4%
Agilysys, Inc. (a)	8,518	118,571
Anixter International, Inc.	16,231	1,458,193
Badger Meter, Inc. (b)	8,625	470,063
Belden, Inc.	26,400	1,859,880
Benchmark Electronics, Inc. (a)	32,504	750,192
Checkpoint Systems, Inc. (a)	25,525	402,529
Cognex Corp.	50,352	1,922,439
Coherent, Inc. (a)	15,039	1,118,751
CTS Corp.	20,728	412,694
Daktronics, Inc.	23,370	366,442
DTS, Inc. (a)	11,029	264,475
Electro Scientific Industries, Inc.	15,930	166,628
FARO Technologies, Inc. (a)	10,331	602,297
FEI Co.	25,303	2,261,076
Insight Enterprises, Inc. (a)	25,468	578,378
Littelfuse, Inc.	13,535	1,257,808
Measurement Specialties, Inc. (a)	9,200	558,348
Mercury Computer Systems, Inc. (a)	20,331	222,624
Methode Electronics, Inc. (Class A)	21,615	739,017
MTS Systems Corp.	9,262	659,918
Newport Corp. (a)	23,481	424,302
OSI Systems, Inc. (a)	11,492	610,340
Park Electrochemical Corp.	12,837	368,679
Plexus Corp. (a)	20,506	887,705
Rofin-Sinar Technologies, Inc. (a)	16,893	456,449
Rogers Corp. (a)	10,812	664,938
Sanmina Corp. (a)	51,182	854,739
Scansource, Inc. (a)	17,088	725,044
SYNNEX Corp. (a)	15,960	1,075,704
TTM Technologies, Inc. (a)	33,028	283,380

		22,541,603

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (a)(b)	16,407	258,902
Bristow Group, Inc.	22,195	1,665,957
C&J Energy Services, Inc. (a)(b)	27,578	637,052
Era Group, Inc. (a)	11,293	348,502
Exterran Holdings, Inc. (a)	35,586	1,217,041
Geospace Technologies Corp. (a)(b)	7,821	741,665
Gulf Island Fabrication, Inc.	7,434	172,617
Hornbeck Offshore Services, Inc. (a)	19,679	968,797
ION Geophysical Corp. (a)(b)	74,822	246,913
Matrix Service Co. (a)	16,146	395,093
Newpark Resources, Inc. (a)	52,492	645,127
Pioneer Energy Services Corp. (a)	38,676	309,795
SEACOR Holdings, Inc. (a)(b)	11,454	1,044,605
Tesco Corp. (a)	19,098	377,758
Tetra Technologies, Inc. (a)	47,322	584,900

		9,614,724

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	23,325	1,638,581
Spartan Stores, Inc.	21,965	533,310
The Andersons, Inc.	10,655	950,107

		3,121,998

FOOD PRODUCTS — 2.1%
Annie’s, Inc. (a)	10,148	436,770
B&G Foods, Inc.	32,406	1,098,887
Cal-Maine Foods, Inc. (b)	9,016	543,034
Calavo Growers, Inc.	7,864	237,965
Darling International, Inc. (a)	95,952	2,003,478
Diamond Foods, Inc. (a)(b)	12,679	327,625
J&J Snack Foods Corp.	8,795	779,149
Sanderson Farms, Inc.	12,215	883,511
Seneca Foods Corp. (Class A) (a)	4,283	136,585
Snyders-Lance, Inc.	29,694	852,812
TreeHouse Foods, Inc. (a)	22,060	1,520,375

		8,820,191

GAS UTILITIES — 1.6%
New Jersey Resources Corp.	25,438	1,176,253
Northwest Natural Gas Co. (b)	16,242	695,482
Piedmont Natural Gas Co., Inc.	46,053	1,527,118
South Jersey Industries, Inc. (b)	19,553	1,094,186
Southwest Gas Corp.	28,122	1,572,301
The Laclede Group, Inc.	18,341	835,249

		6,900,589

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abaxis, Inc. (a)(b)	12,557	502,531
ABIOMED, Inc. (a)	21,405	572,370
Align Technology, Inc. (a)	42,879	2,450,535
Analogic Corp.	7,509	664,997
Anika Therapeutics, Inc. (a)	6,772	258,419
Cantel Medical Corp.	20,020	678,878
CONMED Corp.	16,635	706,987
CryoLife, Inc.	14,968	165,995
Cyberonics, Inc. (a)	14,963	980,226
Cynosure, Inc. (Class A) (a)	12,022	320,747
Greatbatch, Inc. (a)	14,683	649,576
Haemonetics Corp. (a)(b)	31,266	1,317,237
HealthStream, Inc. (a)	12,264	401,891
ICU Medical, Inc. (a)(b)	7,973	507,960
Integra LifeSciences Holdings Corp. (a)	14,196	677,291
Invacare Corp.	17,622	409,007
Meridian Bioscience, Inc. (b)	24,941	661,685
Merit Medical Systems, Inc. (a)	24,997	393,453
Natus Medical, Inc. (a)	17,145	385,762
Neogen Corp. (a)	22,138	1,011,707
NuVasive, Inc. (a)	26,883	869,127
SurModics, Inc. (a)	8,639	210,705
Symmetry Medical, Inc. (a)	22,613	227,939
West Pharmaceutical Services, Inc.	42,329	2,076,661

		17,101,686

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Air Methods Corp. (a)(b)	21,334	$1,244,412
Almost Family, Inc. (a)	5,029	162,588
Amedisys, Inc. (a)(b)	19,936	291,664
AMN Healthcare Services, Inc. (a)	28,101	413,085
AmSurg Corp. (a)	19,578	899,022
Bio-Reference Laboratories, Inc. (a)(b)	15,139	386,650
Centene Corp. (a)	33,258	1,960,559
Chemed Corp. (b)	10,674	817,842
Corvel Corp. (a)	6,761	315,739
Cross Country Healthcare, Inc. (a)	16,263	162,305
Gentiva Health Services, Inc. (a)	17,655	219,098
Hanger, Inc. (a)	20,918	822,914
Healthways, Inc. (a)(b)	21,393	328,382
IPC The Hospitalist Co. (a)(b)	10,309	612,251
Kindred Healthcare, Inc.	32,585	643,228
Landauer, Inc.	5,770	303,560
LHC Group, Inc. (a)	7,337	176,381
Magellan Health Services, Inc. (a)	16,307	976,952
Molina Healthcare, Inc. (a)(b)	17,305	601,349
MWI Veterinary Supply, Inc. (a)	7,770	1,325,484
PharMerica Corp. (a)	18,054	388,161
The Ensign Group, Inc.	11,929	528,097

		13,579,723

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs and Systems, Inc. (b)	6,356	392,864
Medidata Solutions, Inc. (a)	30,486	1,846,537
Omnicell, Inc. (a)	21,532	549,712

		2,789,113

HOTELS, RESTAURANTS & LEISURE — 3.4%
Biglari Holdings, Inc. (a)	894	452,936
BJ’s Restaurants, Inc. (a)(b)	15,158	470,807
Boyd Gaming Corp. (a)	45,332	510,438
Buffalo Wild Wings, Inc. (a)(b)	11,433	1,682,938
CEC Entertainment, Inc.	10,124	448,291
Cracker Barrel Old Country Store, Inc.	14,408	1,585,888
DineEquity, Inc.	9,742	813,944
Interval Leisure Group, Inc. (b)	23,815	735,883
Jack in the Box, Inc. (a)	25,844	1,292,717
Marcus Corp.	11,288	151,711
Marriott Vacations Worldwide Corp. (a)	18,364	968,885
Monarch Casino & Resort, Inc. (a)	6,069	121,865
Multimedia Games Holding Co., Inc. (a)	17,799	558,177
Papa John’s International, Inc.	19,262	874,495
Pinnacle Entertainment, Inc. (a)	35,656	926,699
Red Robin Gourmet Burgers, Inc. (a)	7,966	585,820
Ruby Tuesday, Inc. (a)	35,834	248,330
Ruth’s Hospitality Group, Inc.	21,695	308,286
Sonic Corp. (a)	31,420	634,370
Texas Roadhouse, Inc.	36,409	1,012,170

		14,384,650

HOUSEHOLD DURABLES — 1.6%
Blyth, Inc. (b)	5,060	55,053
Ethan Allen Interiors, Inc. (b)	15,630	475,464
Helen of Troy, Ltd. (a)	18,162	899,201
iRobot Corp. (a)(b)	17,373	604,059
La-Z-Boy, Inc.	31,835	986,885
M/I Homes, Inc. (a)	14,607	371,748
Meritage Homes Corp. (a)	20,701	993,441
Standard Pacific Corp. (a)(b)	90,942	823,025
The Ryland Group, Inc. (b)	28,019	1,216,305
Universal Electronics, Inc. (a)	9,336	355,795

		6,780,976

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	25,212	170,181
WD-40 Co.	8,694	649,268

		819,449

INSURANCE — 2.1%
AMERISAFE, Inc.	11,326	478,410
eHealth, Inc. (a)	11,357	527,987
Employers Holdings, Inc.	18,728	592,741
HCI Group, Inc. (b)	6,144	328,704
Horace Mann Educators Corp.	24,460	771,468
Infinity Property & Casualty Corp.	7,022	503,829
Meadowbrook Insurance Group, Inc. (b)	28,408	197,720
ProAssurance Corp.	37,376	1,811,988
RLI Corp. (b)	10,340	1,006,909
Safety Insurance Group, Inc.	7,803	439,309
Selective Insurance Group, Inc.	33,866	916,414
Stewart Information Services Corp. (b)	12,781	412,443
The Navigators Group, Inc. (a)	6,465	408,329
Tower Group International, Ltd. (b)	23,665	79,988
United Fire Group, Inc.	13,139	376,564

		8,852,803

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)	7,786	366,643
FTD Cos., Inc. (a)	11,444	372,846
NutriSystem, Inc.	17,770	292,139
PetMed Express, Inc. (b)	12,223	203,268

		1,234,896

INTERNET SOFTWARE & SERVICES — 2.2%
Blucora, Inc. (a)	24,816	723,634
comScore, Inc. (a)	19,929	570,169
Dealertrack Technologies, Inc. (a)	26,670	1,282,294
Dice Holdings, Inc. (a)(b)	24,114	174,826
Digital River, Inc. (a)	17,041	315,258
j2 Global, Inc. (b)	26,617	1,331,116
Liquidity Services, Inc. (a)(b)	15,857	359,320
LivePerson, Inc. (a)	30,329	449,476
LogMeIn, Inc. (a)(b)	13,638	457,555
Monster Worldwide, Inc. (a)	62,945	448,798
NIC, Inc.	36,283	902,358
OpenTable, Inc. (a)	14,064	1,116,260
Perficient, Inc. (a)	19,843	464,723
QuinStreet, Inc. (a)	17,304	150,372
Stamps.com, Inc. (a)	8,740	367,954

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

XO Group, Inc. (a)	15,216	$226,110

		9,340,223

IT SERVICES — 2.1%
CACI International, Inc. (Class A) (a)(b)	14,185	1,038,626
Cardtronics, Inc. (a)	27,307	1,186,489
CIBER, Inc. (a)	40,662	168,341
CSG Systems International, Inc.	20,351	598,319
ExlService Holdings, Inc. (a)	18,589	513,428
Forrester Research, Inc.	7,539	288,442
Heartland Payment Systems, Inc. (b)	22,394	1,116,117
Higher One Holdings, Inc. (a)	19,903	194,253
iGate Corp. (a)	17,534	704,166
MAXIMUS, Inc.	41,631	1,831,348
Sykes Enterprises, Inc. (a)	23,925	521,804
TeleTech Holdings, Inc. (a)	11,478	274,783
Virtusa Corp. (a)	14,383	547,849

		8,983,965

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Arctic Cat, Inc.	8,096	461,310
Callaway Golf Co. (b)	45,439	383,051
JAKKS Pacific, Inc. (b)	10,354	69,682
Sturm Ruger & Co, Inc. (b)	11,657	852,010

		1,766,053

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)	43,796	375,332
Cambrex Corp. (a)	18,103	322,776
Luminex Corp. (a)	22,768	441,699
PAREXEL International Corp. (a)	34,315	1,550,352

		2,690,159

MACHINERY — 3.5%
Actuant Corp. (Class A)	44,351	1,625,021
Albany International Corp. (Class A)	17,184	617,421
Astec Industries, Inc.	11,434	441,695
Barnes Group, Inc. (b)	27,848	1,066,857
Briggs & Stratton Corp. (b)	28,539	621,009
CIRCOR International, Inc.	10,594	855,783
EnPro Industries, Inc. (a)(b)	12,773	736,364
ESCO Technologies, Inc.	15,918	545,351
Federal Signal Corp. (a)	37,673	551,909
John Bean Technologies Corp.	16,385	480,572
Lindsay Corp. (b)	7,844	649,091
Lydall, Inc. (a)	10,236	180,358
Mueller Industries, Inc.	17,128	1,079,235
Standex International Corp.	7,803	490,653
Tennant Co.	11,259	763,473
The Toro Co.	34,712	2,207,683
Titan International, Inc. (b)	32,133	577,751
Watts Water Technologies, Inc. (Class A)	17,381	1,075,363

		14,565,589

MEDIA — 0.7%
Digital Generation, Inc. (a)(b)	12,788	163,047
Harte-Hanks, Inc.	27,214	212,813
Live Nation Entertainment, Inc. (a)	85,852	1,696,436
Scholastic Corp. (b)	15,600	530,556
The E.W. Scripps Co. (Class A) (a)	18,036	391,742

		2,994,594

METALS & MINING — 1.6%
A.M. Castle & Co. (a)(b)	10,696	157,980
AK Steel Holding Corp. (a)(b)	83,445	684,249
AMCOL International Corp. (b)	15,011	510,074
Century Aluminum Co. (a)	30,816	322,335
Globe Specialty Metals, Inc.	38,922	700,985
Haynes International, Inc.	7,560	417,614
Kaiser Aluminum Corp.	11,283	792,518
Materion Corp.	12,725	392,566
Olympic Steel, Inc.	5,562	161,187
RTI International Metals, Inc. (a)	18,533	634,014
Stillwater Mining Co. (a)	71,812	886,160
SunCoke Energy, Inc. (a)	42,238	963,449

		6,623,131

MULTI-UTILITIES — 0.5%
Avista Corp.	36,489	1,028,625
NorthWestern Corp. (b)	23,327	1,010,526

		2,039,151

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	20,443	378,604
Tuesday Morning Corp. (a)(b)	22,713	362,500

		741,104

OIL, GAS & CONSUMABLE FUELS — 1.8%
Approach Resources, Inc. (a)(b)	21,036	405,785
Arch Coal, Inc. (b)	128,000	569,600
Carrizo Oil & Gas, Inc. (a)	24,919	1,115,624
Cloud Peak Energy, Inc. (a)	36,637	659,466
Comstock Resources, Inc. (b)	26,590	486,331
Contango Oil & Gas Co. (a)	9,354	442,070
Forest Oil Corp. (a)	71,571	258,371
Green Plains Renewable Energy, Inc.	14,400	279,216
Northern Oil and Gas, Inc. (a)(b)	34,119	514,173
PDC Energy, Inc. (a)	21,496	1,144,017
Penn Virginia Corp. (a)	32,070	302,420
PetroQuest Energy, Inc. (a)	34,443	148,794
Stone Energy Corp. (a)	30,361	1,050,187
Swift Energy Co. (a)(b)	26,736	360,936

		7,736,990

PAPER & FOREST PRODUCTS — 1.2%
Clearwater Paper Corp. (a)	12,814	672,735
Deltic Timber Corp.	6,684	454,111
KapStone Paper and Packaging Corp. (a)	24,326	1,358,850
Neenah Paper, Inc.	9,922	424,364
P.H. Glatfelter Co.	26,286	726,545
Schweitzer-Mauduit International, Inc.	18,920	973,812
Wausau Paper Corp. (b)	30,158	382,404

		4,992,821

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	10,431	373,534
Medifast, Inc. (a)(b)	7,678	200,626

		574,160

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 2.1%
Akorn, Inc. (a)(b)	43,353	$1,067,784
Hi-Tech Pharmacal Co., Inc. (a)	6,823	296,050
Impax Laboratories, Inc. (a)	39,227	986,167
Prestige Brands Holdings, Inc. (a)	31,412	1,124,550
Questcor Pharmaceuticals, Inc. (b)	33,954	1,848,795
The Medicines Co. (a)	38,769	1,497,259
ViroPharma, Inc. (a)(b)	40,279	2,007,908

		8,828,513

PROFESSIONAL SERVICES — 1.5%
CDI Corp.	8,747	162,082
Exponent, Inc.	7,914	612,860
Heidrick & Struggles International, Inc.	10,005	201,501
Insperity, Inc.	13,671	493,933
Kelly Services, Inc. (Class A)	16,388	408,717
Korn/Ferry International (a)	30,044	784,749
Navigant Consulting, Inc. (a)	29,699	570,221
On Assignment, Inc. (a)	28,136	982,509
Resources Connection, Inc.	24,359	349,065
TrueBlue, Inc. (a)	24,658	635,683
WageWorks, Inc. (a)	18,091	1,075,329

		6,276,649

REAL ESTATE INVESTMENT TRUSTS — 6.3%
Acadia Realty Trust	33,434	830,166
Agree Realty Corp.	9,097	263,995
American Assets Trust, Inc.	20,709	650,884
Associated Estates Realty Corp.	34,569	554,832
Capstead Mortgage Corp. (b)	57,615	695,989
Cedar Realty Trust, Inc.	37,660	235,752
Coresite Realty Corp.	12,824	412,805
Cousins Properties, Inc.	107,097	1,103,099
DiamondRock Hospitality Co.	118,651	1,370,419
EastGroup Properties, Inc.	18,638	1,079,699
EPR Properties	31,194	1,533,497
Franklin Street Properties Corp.	52,370	625,822
Getty Realty Corp.	16,212	297,814
Government Properties Income Trust (b)	33,210	825,269
Healthcare Realty Trust, Inc.	58,181	1,239,837
Inland Real Estate Corp.	50,271	528,851
Kite Realty Group Trust	79,475	522,151
LaSalle Hotel Properties	63,049	1,945,692
Lexington Realty Trust	123,368	1,259,587
LTC Properties, Inc.	20,890	739,297
Medical Properties Trust, Inc.	98,112	1,198,929
Parkway Properties, Inc.	36,856	710,952
Pennsylvania Real Estate Investment Trust	41,015	778,465
Post Properties, Inc.	32,866	1,486,529
PS Business Parks, Inc.	12,124	926,516
Sabra Healthcare REIT, Inc.	23,010	601,481
Saul Centers, Inc.	7,758	370,289
Sovran Self Storage, Inc.	19,322	1,259,215
Tanger Factory Outlet Centers, Inc.	57,346	1,836,219
Universal Health Realty Income Trust	7,561	302,894
Urstadt Biddle Properties, Inc. (Class A)	15,602	287,857

		26,474,803

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	21,233	451,626

ROAD & RAIL — 0.5%
Arkansas Best Corp.	14,745	496,612
Heartland Express, Inc. (b)	29,094	570,824
Knight Transportation, Inc. (b)	36,560	670,510
Saia, Inc. (a)	14,876	476,776

		2,214,722

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	22,464	513,527
ATMI, Inc. (a)	19,153	578,612
Brooks Automation, Inc.	40,577	425,653
Cabot Microelectronics Corp. (a)	14,286	652,870
CEVA, Inc. (a)(b)	13,513	205,668
Cirrus Logic, Inc. (a)(b)	38,219	780,814
Cohu, Inc.	13,857	145,498
Diodes, Inc. (a)	21,876	515,399
DSP Group, Inc. (a)	14,201	137,892
Entropic Communications, Inc. (a)	55,761	262,634
Exar Corp. (a)	28,435	335,249
GT Advanced Technologies, Inc. (a)(b)	80,556	702,448
Hittite Microwave Corp. (a)	19,006	1,173,240
Kopin Corp. (a)	37,045	156,330
Kulicke & Soffa Industries, Inc. (a)	46,294	615,710
Micrel, Inc.	27,275	269,204
Microsemi Corp. (a)	57,086	1,424,296
MKS Instruments, Inc.	32,354	968,679
Monolithic Power Systems, Inc. (a)	21,066	730,147
Nanometrics, Inc. (a)	13,362	254,546
Pericom Semiconductor Corp. (a)	12,759	113,045
Power Integrations, Inc.	18,206	1,016,259
Rubicon Technology, Inc. (a)(b)	10,399	103,470
Rudolph Technologies, Inc. (a)	19,859	233,145
Sigma Designs, Inc. (a)	18,688	88,207
Supertex, Inc. (a)	6,273	157,139
Synaptics, Inc. (a)(b)	20,065	1,039,568
Tessera Technologies, Inc.	29,663	584,658
TriQuint Semiconductor, Inc. (a)	97,583	813,842
Ultratech, Inc. (a)	16,998	492,942
Veeco Instruments, Inc. (a)	23,618	777,268

		16,267,959

SOFTWARE — 2.8%
Blackbaud, Inc.	27,587	1,038,651
Bottomline Technologies, Inc. (a)(b)	22,271	805,319
Ebix, Inc. (b)	19,445	286,230
EPIQ Systems, Inc.	18,130	293,887
Interactive Intelligence Group (a)	9,563	644,164
Manhattan Associates, Inc. (a)	11,615	1,364,530
MicroStrategy, Inc. (a)	5,489	681,953
Monotype Imaging Holdings, Inc.	23,493	748,487
Netscout Systems, Inc. (a)	22,456	664,473
Progress Software Corp. (a)	31,525	814,291

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Quality Systems, Inc.	26,608	$560,365
Synchronoss Technologies, Inc. (a)	18,591	577,622
Take-Two Interactive Software, Inc. (a)	55,990	972,546
Tangoe, Inc. (a)(b)	20,342	366,360
Tyler Technologies, Inc. (a)	17,170	1,753,572
Vasco Data Security International (a)(b)	17,765	137,324

		11,709,774

SPECIALTY RETAIL — 4.8%
Aeropostale, Inc. (a)(b)	48,278	438,847
Barnes & Noble, Inc. (a)(b)	22,850	341,608
Big 5 Sporting Goods Corp.	10,707	212,213
Brown Shoe Co., Inc.	24,710	695,339
Christopher & Banks Corp. (a)	22,367	191,014
Francesca’s Holdings Corp. (a)(b)	25,185	463,656
Genesco, Inc. (a)	14,467	1,056,959
Group 1 Automotive, Inc. (b)	12,920	917,578
Haverty Furniture Cos., Inc.	12,214	382,298
Hibbett Sports, Inc. (a)(b)	15,796	1,061,649
Jos. A. Bank Clothiers, Inc. (a)(b)	17,034	932,271
Kirkland’s, Inc. (a)	9,148	216,533
Lithia Motors, Inc. (Class A)	13,596	943,834
Lumber Liquidators Holdings, Inc. (a)(b)	16,752	1,723,613
MarineMax, Inc. (a)	14,668	235,861
Monro Muffler Brake, Inc. (b)	18,146	1,022,709
Outerwall, Inc. (a)(b)	16,858	1,134,038
Pep Boys-Manny, Moe & Jack (a)	31,812	386,198
Select Comfort Corp. (a)(b)	33,244	701,116
Sonic Automotive, Inc. (Class A)	20,610	504,533
Stage Stores, Inc. (b)	19,059	423,491
Stein Mart, Inc.	16,879	227,023
The Buckle, Inc. (b)	17,053	896,306
The Cato Corp. (Class A)	16,431	522,506
The Children’s Place Retail Stores, Inc. (a)(b)	13,490	768,525
The Finish Line, Inc. (Class A)	29,817	839,945
The Men’s Wearhouse, Inc.	27,531	1,406,283
Vitamin Shoppe, Inc. (a)	18,330	953,343
Zale Corp. (a)	20,161	317,939
Zumiez, Inc. (a)(b)	13,190	342,940

		20,260,168

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (a)	53,736	855,477
Fifth & Pacific Cos., Inc. (a)	74,434	2,387,098
G-III Apparel Group, Ltd. (a)	10,000	737,900
Iconix Brand Group, Inc. (a)	31,317	1,243,285
Movado Group, Inc.	10,820	476,188
Oxford Industries, Inc.	8,697	701,587
Perry Ellis International, Inc. (a)	7,644	120,699
Quiksilver, Inc. (a)(b)	76,836	673,852
Skechers U.S.A., Inc. (a)	23,816	789,024
Steven Madden, Ltd. (a)	35,829	1,310,983
Wolverine World Wide, Inc. (b)	60,988	2,071,153

		11,367,246

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	26,055	182,645
BofI Holding, Inc. (a)(b)	7,274	570,500
Brookline Bancorp, Inc.	42,737	408,993
Dime Community Bancshares	17,742	300,195
Northwest Bancshares, Inc.	57,233	845,904
Oritani Financial Corp.	24,146	387,543
Provident Financial Services, Inc.	32,021	618,646
TrustCo Bank Corp. NY	57,639	413,848

		3,728,274

TOBACCO — 0.0% (c)
Alliance One International, Inc. (a)	49,801	151,893

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	25,562	1,254,839
DXP Enterprises, Inc. (a)	6,274	722,765
Kaman Corp. (b)	16,461	653,995

		2,631,599

WATER UTILITIES — 0.2%
American States Water Co.	23,281	668,863

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	9,431	190,789
USA Mobility, Inc.	13,325	190,281

		381,070

TOTAL COMMON STOCKS —
(Cost $322,790,206)		419,682,046

SHORT TERM INVESTMENTS — 9.8%
MONEY MARKET FUNDS — 9.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	40,778,435	40,778,435
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	578,458	578,458

TOTAL SHORT TERM INVESTMENTS —
(Cost $41,356,893)		41,356,893

TOTAL INVESTMENTS — 109.5% (g)
(Cost $364,147,099)		461,038,939
OTHER ASSETS & LIABILITIES — (9.5)%		(39,854,216)

NET ASSETS — 100.0%		$421,184,723

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
Aerovironment, Inc. (a)	7,700	$224,301
American Science & Engineering, Inc.	2,702	194,301
GenCorp, Inc. (a)(b)	62,304	1,122,718
Moog, Inc. (Class A) (a)	28,100	1,909,114
Orbital Sciences Corp. (a)	27,200	633,760
Teledyne Technologies, Inc. (a)	20,960	1,925,385

		6,009,579

AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	14,738	647,146

AIRLINES — 0.5%
Allegiant Travel Co.	14,899	1,570,951

AUTO COMPONENTS — 0.9%
Dorman Products, Inc. (a)(b)	30,767	1,725,105
Drew Industries, Inc.	22,229	1,138,125
Standard Motor Products, Inc.	10,600	390,080

		3,253,310

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	28,668	786,937

BEVERAGES — 0.6%
Boston Beer Co., Inc. (Class A) (a)(b)	8,907	2,153,624

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	42,023	1,227,071
ArQule, Inc. (a)	29,465	63,350
Emergent Biosolutions, Inc. (a)	10,900	250,591
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	20,840	1,096,184
Momenta Pharmaceuticals, Inc. (a)	21,157	374,056
Spectrum Pharmaceuticals, Inc. (a)(b)	54,542	482,697

		3,493,949

BUILDING PRODUCTS — 0.8%
AAON, Inc.	28,724	917,732
American Woodmark Corp. (a)	6,258	247,379
Apogee Enterprises, Inc.	29,310	1,052,522
Simpson Manufacturing Co., Inc.	14,994	550,729

		2,768,362

CAPITAL MARKETS — 2.8%
Evercore Partners, Inc. (Class A)	33,393	1,996,234
Financial Engines, Inc. (b)	51,083	3,549,247
HFF, Inc. (Class A) (a)	33,600	902,160
Investment Technology Group, Inc. (a)	22,100	454,376
Stifel Financial Corp. (a)	32,400	1,552,608
Virtus Investment Partners, Inc. (a)	7,148	1,429,957

		9,884,582

CHEMICALS — 2.7%
American Vanguard Corp.	25,786	626,342
Balchem Corp.	30,643	1,798,744
Calgon Carbon Corp. (a)	29,530	607,432
Flotek Industries, Inc. (a)(b)	46,435	931,950
FutureFuel Corp. (b)	13,492	213,174
H.B. Fuller Co.	51,056	2,656,954
PolyOne Corp.	55,751	1,970,798
Quaker Chemical Corp.	7,021	541,109

		9,346,503

COMMERCIAL BANKS — 9.0%
Bank of the Ozarks, Inc. (b)	32,831	1,857,906
BBCN Bancorp, Inc.	79,977	1,326,818
Boston Private Financial Holdings, Inc.	80,784	1,019,494
Cardinal Financial Corp. (b)	12,704	228,672
City Holding Co.	7,407	343,166
Columbia Banking System, Inc.	36,146	994,377
Community Bank System, Inc.	18,200	722,176
CVB Financial Corp. (b)	47,226	806,148
First BanCorp- Puerto Rico (a)	32,800	203,032
First Commonwealth Financial Corp.	52,550	463,491
First Financial Bankshares, Inc. (b)	30,884	2,048,227
First Midwest Bancorp, Inc.	76,460	1,340,344
Glacier Bancorp, Inc.	75,518	2,249,681
Home Bancshares, Inc. (b)	48,308	1,804,304
MB Financial, Inc.	55,838	1,791,841
National Penn Bancshares, Inc.	47,757	541,087
Old National Bancorp	56,900	874,553
PacWest Bancorp (b)	39,178	1,654,095
Pinnacle Financial Partners, Inc.	33,676	1,095,480
PrivateBancorp, Inc.	66,342	1,919,274
Taylor Capital Group, Inc. (a)(b)	9,628	255,912
Texas Capital Bancshares, Inc. (a)	41,593	2,587,085
UMB Financial Corp.	18,703	1,202,229
Umpqua Holdings Corp.	113,700	2,176,218
United Community Banks, Inc. (a)	38,600	685,150
ViewPoint Financial Group	14,741	404,641
Wilshire Bancorp, Inc.	69,831	763,253

		31,358,654

COMMERCIAL SERVICES & SUPPLIES — 1.3%
G & K Services, Inc. (Class A)	9,900	616,077
Healthcare Services Group, Inc. (b)	39,898	1,131,906
Interface, Inc.	23,919	525,261
Mobile Mini, Inc. (a)	41,400	1,704,852
UniFirst Corp.	5,915	632,905

		4,611,001

COMMUNICATIONS EQUIPMENT — 1.7%
Arris Group, Inc. (a)	78,201	1,905,367
CalAmp Corp. (a)	33,994	950,812
Harmonic, Inc. (a)	100,800	743,904
Ixia (a)	29,344	390,569
PC-Tel, Inc.	10,182	97,442
Procera Networks, Inc. (a)	8,666	130,163
ViaSat, Inc. (a)(b)	26,912	1,686,037

		5,904,294

COMPUTERS & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	47,805	1,851,488
Intevac, Inc. (a)	8,600	63,898

		1,915,386

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	20,900	405,251
Dycom Industries, Inc. (a)	34,700	964,313

		1,369,564

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)(b)	37,977	$371,795
Texas Industries, Inc. (a)	9,470	651,346

		1,023,141

CONSUMER FINANCE — 1.9%
Encore Capital Group, Inc. (a)(b)	23,846	1,198,500
First Cash Financial Services, Inc. (a)	29,493	1,823,847
Green Dot Corp. (Class A) (a)(b)	10,200	256,530
Portfolio Recovery Associates, Inc. (a)(b)	50,488	2,667,786
World Acceptance Corp. (a)(b)	6,521	570,783

		6,517,446

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	11,724	247,611

DISTRIBUTORS — 0.4%
Pool Corp.	25,221	1,466,349

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	17,570	763,768
Capella Education Co.	11,300	750,772
Hillenbrand, Inc.	63,907	1,880,144
ITT Educational Services, Inc. (a)(b)	9,800	329,084

		3,723,768

DIVERSIFIED FINANCIAL SERVICES — 0.7%
MarketAxess Holdings, Inc.	38,160	2,551,759

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
General Communication, Inc. (Class A) (a)	16,573	184,789
Lumos Networks Corp.	17,889	375,669

		560,458

ELECTRICAL EQUIPMENT — 2.1%
AZZ, Inc.	25,964	1,268,601
Brady Corp. (Class A)	15,927	492,622
Encore Wire Corp.	13,043	706,931
EnerSys	48,070	3,369,226
Franklin Electric Co., Inc.	25,107	1,120,777
Powell Industries, Inc.	4,700	314,853
Vicor Corp. (a)	9,100	122,122

		7,395,132

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Agilysys, Inc. (a)	8,308	115,647
Badger Meter, Inc. (b)	6,747	367,712
Belden, Inc.	44,060	3,104,027
Cognex Corp.	84,174	3,213,763
Coherent, Inc. (a)	14,200	1,056,338
CTS Corp.	20,200	402,182
Daktronics, Inc.	38,229	599,431
DTS, Inc. (a)	9,553	229,081
Electro Scientific Industries, Inc.	7,882	82,446
FARO Technologies, Inc. (a)	17,561	1,023,806
FEI Co.	42,384	3,787,434
Littelfuse, Inc.	11,925	1,108,190
Measurement Specialties, Inc. (a)	15,418	935,719
Methode Electronics, Inc. (Class A)	36,200	1,237,678
MTS Systems Corp.	15,645	1,114,706
Newport Corp. (a)	16,800	303,576
OSI Systems, Inc. (a)	8,453	448,939
Rogers Corp. (a)	8,672	533,328

		19,664,003

ENERGY EQUIPMENT & SERVICES — 2.0%
Basic Energy Services, Inc. (a)(b)	14,100	222,498
Bristow Group, Inc.	16,100	1,208,466
C&J Energy Services, Inc. (a)(b)	46,182	1,066,804
Era Group, Inc. (a)	18,800	580,168
Geospace Technologies Corp. (a)(b)	13,301	1,261,334
ION Geophysical Corp. (a)(b)	49,030	161,799
Matrix Service Co. (a)	26,200	641,114
Newpark Resources, Inc. (a)	89,146	1,095,604
Tesco Corp. (a)	31,278	618,679

		6,856,466

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc.	20,800	1,461,200
The Andersons, Inc.	10,100	900,617

		2,361,817

FOOD PRODUCTS — 1.3%
Annie’s, Inc. (a)	7,392	318,151
B&G Foods, Inc.	27,443	930,592
Calavo Growers, Inc.	5,726	173,269
Darling International, Inc. (a)	104,502	2,182,002
Diamond Foods, Inc. (a)(b)	9,900	255,816
J&J Snack Foods Corp.	6,551	580,353

		4,440,183

HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Abaxis, Inc. (a)(b)	9,844	393,957
ABIOMED, Inc. (a)	35,817	957,747
Align Technology, Inc. (a)(b)	71,635	4,093,940
Analogic Corp.	5,810	514,534
Anika Therapeutics, Inc. (a)	11,376	434,108
Cantel Medical Corp.	33,607	1,139,613
CryoLife, Inc.	24,833	275,398
Cyberonics, Inc. (a)	25,193	1,650,393
Cynosure, Inc. (Class A) (a)	12,691	338,596
Greatbatch, Inc. (a)	14,208	628,562
Haemonetics Corp. (a)(b)	22,272	938,319
HealthStream, Inc. (a)	20,963	686,957
Integra LifeSciences Holdings Corp. (a)	9,614	458,684
Meridian Bioscience, Inc. (b)	22,407	594,458
Natus Medical, Inc. (a)	27,869	627,052
Neogen Corp. (a)(b)	37,118	1,696,293
NuVasive, Inc. (a)	45,400	1,467,782
SurModics, Inc. (a)	14,243	347,387
West Pharmaceutical Services, Inc.	70,877	3,477,226

		20,721,006

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Air Methods Corp. (a)(b)	35,743	2,084,889
AmSurg Corp. (a)	22,700	1,042,384
Bio-Reference Laboratories, Inc. (a)(b)	10,628	271,439
Corvel Corp. (a)	11,351	530,092

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Gentiva Health Services, Inc. (a)	10,900	$135,269
Hanger, Inc. (a)	14,912	586,638
IPC The Hospitalist Co. (a)(b)	17,292	1,026,972
Landauer, Inc. (b)	4,366	229,695
MWI Veterinary Supply, Inc. (a)(b)	13,023	2,221,594
The Ensign Group, Inc.	12,900	571,083

		8,700,055

HEALTH CARE TECHNOLOGY — 1.3%
Computer Programs and Systems, Inc. (b)	5,779	357,200
Medidata Solutions, Inc. (a)	51,064	3,092,947
Omnicell, Inc. (a)	36,546	933,019

		4,383,166

HOTELS, RESTAURANTS & LEISURE — 4.5%
Boyd Gaming Corp. (a)	37,700	424,502
Buffalo Wild Wings, Inc. (a)(b)	19,061	2,805,779
CEC Entertainment, Inc.	8,100	358,668
Cracker Barrel Old Country Store, Inc.	12,800	1,408,896
DineEquity, Inc.	6,563	548,339
Interval Leisure Group, Inc. (b)	21,728	671,395
Jack in the Box, Inc. (a)	22,975	1,149,209
Monarch Casino & Resort, Inc. (a)	9,700	194,776
Multimedia Games Holding Co., Inc. (a)	30,269	949,236
Papa John’s International, Inc.	32,414	1,471,596
Pinnacle Entertainment, Inc. (a)	60,200	1,564,598
Red Robin Gourmet Burgers, Inc. (a)	13,400	985,436
Ruth’s Hospitality Group, Inc.	35,379	502,736
Sonic Corp. (a)	53,313	1,076,389
Texas Roadhouse, Inc.	61,014	1,696,189

		15,807,744

HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a)	18,745	928,065
iRobot Corp. (a)(b)	16,502	573,775
La-Z-Boy, Inc.	53,312	1,652,672
The Ryland Group, Inc. (b)	29,247	1,269,612
Universal Electronics, Inc. (a)	15,600	594,516

		5,018,640

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	14,640	1,093,315

INSURANCE — 1.1%
AMERISAFE, Inc.	12,800	540,672
eHealth, Inc. (a)	18,664	867,689
Employers Holdings, Inc.	31,885	1,009,160
HCI Group, Inc. (b)	10,159	543,507
RLI Corp. (b)	8,800	856,944

		3,817,972

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	7,287	343,145
NutriSystem, Inc.	15,500	254,820
PetMed Express, Inc. (b)	8,418	139,991

		737,956

INTERNET SOFTWARE & SERVICES — 3.8%
Blucora, Inc. (a)	42,021	1,225,332
comScore, Inc. (a)	33,898	969,822
Dealertrack Technologies, Inc. (a)	44,563	2,142,589
Dice Holdings, Inc. (a)(b)	23,318	169,056
Digital River, Inc. (a)	11,900	220,150
j2 Global, Inc. (b)	44,541	2,227,495
LivePerson, Inc. (a)(b)	22,180	328,708
LogMeIn, Inc. (a)(b)	22,800	764,940
NIC, Inc.	60,275	1,499,039
OpenTable, Inc. (a)(b)	23,660	1,877,894
Perficient, Inc. (a)	33,965	795,460
QuinStreet, Inc. (a)	9,500	82,555
Stamps.com, Inc. (a)	14,997	631,374
XO Group, Inc. (a)	24,905	370,088

		13,304,502

IT SERVICES — 2.9%
Cardtronics, Inc. (a)	45,778	1,989,054
CSG Systems International, Inc.	20,954	616,048
ExlService Holdings, Inc. (a)	14,201	392,232
Forrester Research, Inc.	6,950	265,907
Heartland Payment Systems, Inc. (b)	20,432	1,018,331
Higher One Holdings, Inc. (a)	11,673	113,928
iGate Corp. (a)	29,699	1,192,712
MAXIMUS, Inc.	69,538	3,058,977
Sykes Enterprises, Inc. (a)	20,400	444,924
TeleTech Holdings, Inc. (a)	8,600	205,884
Virtusa Corp. (a)	24,173	920,749

		10,218,746

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Arctic Cat, Inc.	13,793	785,925
Sturm Ruger & Co, Inc. (b)	19,787	1,446,232

		2,232,157

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (a)	34,500	295,665
Cambrex Corp. (a)	31,328	558,579
Luminex Corp. (a)(b)	19,048	369,531
PAREXEL International Corp. (a)	33,312	1,505,036

		2,728,811

MACHINERY — 2.9%
Actuant Corp. (Class A)	27,028	990,306
Albany International Corp. (Class A)	11,300	406,009
Barnes Group, Inc.	27,200	1,042,032
CIRCOR International, Inc.	17,900	1,445,962
EnPro Industries, Inc. (a)(b)	7,950	458,318
Federal Signal Corp. (a)	64,000	937,600
John Bean Technologies Corp.	15,800	463,414
Lindsay Corp. (b)	6,086	503,616
Lydall, Inc. (a)	9,090	160,166
Tennant Co. (b)	12,127	822,332
The Toro Co.	34,294	2,181,098
Watts Water Technologies, Inc. (Class A)	12,100	748,627

		10,159,480

MEDIA — 0.7%
Live Nation Entertainment, Inc. (a)	80,600	1,592,656
The E.W. Scripps Co. (Class A) (a)	30,100	653,772

		2,246,428

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 0.8%
AK Steel Holding Corp. (a)(b)	47,710	$391,222
Globe Specialty Metals, Inc.	29,786	536,446
RTI International Metals, Inc. (a)	19,500	667,095
Stillwater Mining Co. (a)	44,143	544,724
SunCoke Energy, Inc. (a)	32,728	746,526

		2,886,013

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)(b)	15,944	254,466

OIL, GAS & CONSUMABLE FUELS — 1.7%
Carrizo Oil & Gas, Inc. (a)	42,016	1,881,056
Forest Oil Corp. (a)	47,881	172,850
Northern Oil and Gas, Inc. (a)(b)	58,478	881,264
PDC Energy, Inc. (a)	17,183	914,479
Penn Virginia Corp. (a)	27,000	254,610
PetroQuest Energy, Inc. (a)	17,590	75,989
Stone Energy Corp. (a)	50,800	1,757,172

		5,937,420

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	4,704	319,590
KapStone Paper and Packaging Corp. (a)	40,700	2,273,502
Schweitzer-Mauduit International, Inc.	13,208	679,816

		3,272,908

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	16,956	607,194

PHARMACEUTICALS — 3.7%
Akorn, Inc. (a)(b)	72,794	1,792,916
Hi-Tech Pharmacal Co., Inc. (a)	5,700	247,323
Prestige Brands Holdings, Inc. (a)	52,577	1,882,257
Questcor Pharmaceuticals, Inc. (b)	56,689	3,086,716
The Medicines Co. (a)	64,924	2,507,365
ViroPharma, Inc. (a)	65,994	3,289,801

		12,806,378

PROFESSIONAL SERVICES — 1.3%
Exponent, Inc. (b)	7,990	618,746
Navigant Consulting, Inc. (a)	29,200	560,640
On Assignment, Inc. (a)	47,071	1,643,719
TrueBlue, Inc. (a)	26,700	688,326
WageWorks, Inc. (a)	19,192	1,140,772

		4,652,203

REAL ESTATE INVESTMENT TRUSTS — 4.3%
Acadia Realty Trust	18,891	469,064
American Assets Trust, Inc.	17,540	551,282
Associated Estates Realty Corp.	18,959	304,292
Coresite Realty Corp. (b)	21,360	687,578
DiamondRock Hospitality Co.	99,600	1,150,380
EastGroup Properties, Inc.	14,180	821,447
Inland Real Estate Corp.	57,812	608,182
LaSalle Hotel Properties	51,800	1,598,548
Lexington Realty Trust (b)	67,022	684,295
LTC Properties, Inc.	13,255	469,095
Medical Properties Trust, Inc.	110,190	1,346,522
Parkway Properties, Inc.	24,946	481,208
Post Properties, Inc.	19,883	899,308
PS Business Parks, Inc.	10,475	800,500
Sabra Healthcare REIT, Inc.	38,695	1,011,487
Saul Centers, Inc.	6,256	298,599
Sovran Self Storage, Inc.	14,043	915,182
Tanger Factory Outlet Centers, Inc.	48,031	1,537,953
Universal Health Realty Income Trust	7,201	288,472
Urstadt Biddle Properties, Inc. (Class A)	8,880	163,836

		15,087,230

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)	35,800	761,466

ROAD & RAIL — 0.6%
Arkansas Best Corp.	12,300	414,264
Heartland Express, Inc. (b)	24,401	478,748
Knight Transportation, Inc. (b)	24,053	441,132
Saia, Inc. (a)	25,178	806,955

		2,141,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Advanced Energy Industries, Inc. (a)	37,114	848,426
ATMI, Inc. (a)	13,331	402,729
Cabot Microelectronics Corp. (a)	9,674	442,102
CEVA, Inc. (a)	7,262	110,528
Cirrus Logic, Inc. (a)(b)	26,044	532,079
DSP Group, Inc. (a)	9,900	96,129
Entropic Communications, Inc. (a)(b)	31,955	150,508
Exar Corp. (a)	24,726	291,519
GT Advanced Technologies, Inc. (a)(b)	74,200	647,024
Hittite Microwave Corp. (a)	13,260	818,540
Kopin Corp. (a)	21,267	89,747
Microsemi Corp. (a)	57,408	1,432,329
Monolithic Power Systems, Inc. (a)	18,395	637,571
Nanometrics, Inc. (a)(b)	8,210	156,400
Power Integrations, Inc.	18,780	1,048,300
Synaptics, Inc. (a)(b)	33,622	1,741,956
Tessera Technologies, Inc.	20,000	394,200
Ultratech, Inc. (a)	9,438	273,702

		10,113,789

SOFTWARE — 4.3%
Blackbaud, Inc.	46,528	1,751,779
Bottomline Technologies, Inc. (a)(b)	18,005	651,061
EPIQ Systems, Inc.	21,200	343,652
Interactive Intelligence Group (a)	16,142	1,087,325
Manhattan Associates, Inc. (a)	19,507	2,291,682
MicroStrategy, Inc. (a)	9,204	1,143,505
Monotype Imaging Holdings, Inc.	39,742	1,266,180
Netscout Systems, Inc. (a)	17,948	531,081
Progress Software Corp. (a)	23,427	605,119
Quality Systems, Inc.	23,258	489,814
Synchronoss Technologies, Inc. (a)(b)	31,057	964,941
Take-Two Interactive Software, Inc. (a)	33,212	576,893
Tangoe, Inc. (a)(b)	13,706	246,845
Tyler Technologies, Inc. (a)	28,762	2,937,463

		14,887,340

SPECIALTY RETAIL — 3.7%
Francesca’s Holdings Corp. (a)(b)	42,054	774,214

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Haverty Furniture Cos., Inc.	9,630	$301,419
Hibbett Sports, Inc. (a)(b)	13,827	929,313
Jos. A. Bank Clothiers, Inc. (a)	9,800	536,354
Kirkland’s, Inc. (a)	15,000	355,050
Lithia Motors, Inc. (Class A)	22,942	1,592,634
Lumber Liquidators Holdings, Inc. (a)(b)	28,010	2,881,949
MarineMax, Inc. (a)	24,600	395,568
Monro Muffler Brake, Inc. (b)	19,154	1,079,520
Outerwall, Inc. (a)(b)	18,612	1,252,029
Select Comfort Corp. (a)(b)	19,312	407,290
The Buckle, Inc. (b)	11,224	589,933
The Men’s Wearhouse, Inc.	22,700	1,159,516
Zale Corp. (a)	17,452	275,218
Zumiez, Inc. (a)(b)	12,779	332,254

		12,862,261

TEXTILES, APPAREL & LUXURY GOODS — 4.0%
Fifth & Pacific Cos., Inc. (a)	124,412	3,989,893
G-III Apparel Group, Ltd. (a)	9,200	678,868
Iconix Brand Group, Inc. (a)(b)	52,420	2,081,074
Movado Group, Inc.	18,315	806,043
Oxford Industries, Inc.	9,133	736,759
Steven Madden, Ltd. (a)	59,931	2,192,875
Wolverine World Wide, Inc. (b)	102,050	3,465,618

		13,951,130

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	26,800	187,868
BofI Holding, Inc. (a)(b)	12,337	967,591
Oritani Financial Corp.	39,587	635,371
TrustCo Bank Corp. NY	34,900	250,582

		2,041,412

TRADING COMPANIES & DISTRIBUTORS — 0.4%
DXP Enterprises, Inc. (a)	10,605	1,221,696

WATER UTILITIES — 0.1%
American States Water Co.	15,834	454,911

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
NTELOS Holdings Corp.	5,800	117,334

TOTAL COMMON STOCKS —
(Cost $269,063,136)		347,108,203

SHORT TERM INVESTMENTS — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	32,048,457	32,048,457
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	1,106,382	1,106,382

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,154,839)		33,154,839

TOTAL INVESTMENTS — 109.0% (g)
(Cost $302,217,975)		380,263,042
OTHER ASSETS & LIABILITIES — (9.0)%		(31,422,377)

NET ASSETS — 100.0%		$348,840,665

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	28,273	$791,927
Aerovironment, Inc. (a)(b)	8,587	250,139
American Science & Engineering, Inc.	3,684	264,916
Cubic Corp.	14,863	782,686
Curtiss-Wright Corp.	33,708	2,097,649
Engility Holdings, Inc. (a)	12,307	411,054
Moog, Inc. (Class A) (a)	12,611	856,791
National Presto Industries, Inc.	3,462	278,691
Orbital Sciences Corp. (a)	23,696	552,117
Teledyne Technologies, Inc. (a)	12,023	1,104,433

		7,390,403

AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	17,780	731,647
Forward Air Corp.	11,347	498,247
HUB Group, Inc. (Class A) (a)	24,991	996,641

		2,226,535

AIRLINES — 0.2%
SkyWest, Inc.	36,628	543,193

AUTO COMPONENTS — 0.3%
Spartan Motors, Inc. (b)	24,945	167,131
Standard Motor Products, Inc.	7,257	267,058
Superior Industries International, Inc.	16,706	344,645

		778,834

BIOTECHNOLOGY — 0.3%
ArQule, Inc. (a)	17,900	38,485
Emergent Biosolutions, Inc. (a)	12,706	292,111
Momenta Pharmaceuticals, Inc. (a)	17,700	312,936

		643,532

BUILDING PRODUCTS — 1.2%
American Woodmark Corp. (a)(b)	4,084	161,440
Gibraltar Industries, Inc. (a)	20,474	380,612
Griffon Corp.	31,548	416,749
Quanex Building Products Corp.	26,500	527,880
Simpson Manufacturing Co., Inc.	18,324	673,040
Universal Forest Products, Inc.	14,219	741,379

		2,901,100

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc. (Class A)	13,456	159,319
FXCM, Inc. (Class A) (b)	25,736	459,130
Investment Technology Group, Inc. (a)	10,125	208,170
Piper Jaffray Co., Inc. (a)	11,390	450,475
Prospect Capital Corp.	201,728	2,263,388
Stifel Financial Corp. (a)	19,392	929,265
SWS Group, Inc. (a)	20,117	122,311

		4,592,058

CHEMICALS — 3.2%
A. Schulman, Inc.	20,672	728,895
Calgon Carbon Corp. (a)	17,915	368,512
FutureFuel Corp. (b)	6,412	101,310
Hawkins, Inc.	6,758	251,330
Innophos Holdings, Inc.	15,708	763,409
Koppers Holdings, Inc.	14,490	662,917
Kraton Performance Polymers, Inc. (a)	22,963	529,297
LSB Industries, Inc. (a)	13,680	561,154
OM Group, Inc. (a)	22,845	831,786
PolyOne Corp.	29,500	1,042,825
Quaker Chemical Corp.	4,400	339,108
Stepan Co.	13,528	887,843
Tredegar Corp.	17,945	516,995
Zep, Inc.	16,195	294,101

		7,879,482

COMMERCIAL BANKS — 6.4%
Banner Corp.	13,950	625,239
Cardinal Financial Corp.	12,500	225,000
City Holding Co.	5,928	274,644
Columbia Banking System, Inc.	11,320	311,413
Community Bank System, Inc. (b)	15,837	628,412
CVB Financial Corp. (b)	34,123	582,480
F.N.B. Corp.	113,400	1,431,108
First BanCorp- Puerto Rico (a)(b)	47,531	294,217
First Commonwealth Financial Corp.	30,700	270,774
First Financial Bancorp	40,952	713,793
Hanmi Financial Corp.	22,621	495,174
Independent Bank Corp.-Massachusetts (b)	16,367	641,423
MB Financial, Inc.	—	0
National Penn Bancshares, Inc.	49,100	556,303
NBT Bancorp, Inc. (b)	30,715	795,519
Old National Bancorp (b)	32,339	497,051
S&T Bancorp, Inc. (b)	21,120	534,547
Simmons First National Corp.	11,486	426,705
Sterling Bancorp	56,216	751,608
Susquehanna Bancshares, Inc.	133,142	1,709,543
Taylor Capital Group, Inc. (a)	4,064	108,021
Tompkins Financial Corp.	8,356	429,415
UMB Financial Corp.	13,618	875,365
United Bankshares, Inc. (b)	32,743	1,029,767
ViewPoint Financial Group	15,100	414,495
Wintrust Financial Corp.	28,461	1,312,621

		15,934,637

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	36,459	1,042,363
Consolidated Graphics, Inc. (a)	5,699	384,341
G & K Services, Inc. (Class A)	7,097	441,646
Healthcare Services Group, Inc.	21,900	621,303
Interface, Inc.	24,565	539,447
Tetra Tech, Inc. (a)(b)	45,582	1,275,384
The Geo Group, Inc.	51,400	1,656,108
UniFirst Corp.	6,545	700,315
United Stationers, Inc.	28,407	1,303,597
Viad Corp.	14,393	399,838

		8,364,342

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	27,000	657,855
Bel Fuse, Inc. (Class B)	6,965	148,424
Black Box Corp.	11,285	336,293
Comtech Telecommunications Corp.	11,369	358,351
Digi International, Inc. (a)	18,398	222,984
Ixia (a)	19,300	256,883

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Netgear, Inc. (a)(b)	27,700	$912,438
Oplink Communications, Inc. (a)	12,790	237,894
PC-Tel, Inc.	5,610	53,687
Procera Networks, Inc. (a)(b)	8,500	127,670
ViaSat, Inc. (a)(b)	11,106	695,791

		4,008,270

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)(b)	22,060	179,789
Intevac, Inc. (a)	10,974	81,537
QLogic Corp. (a)	61,732	730,290
Super Micro Computer, Inc. (a)	22,901	392,981

		1,384,597

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (a)(b)	27,412	600,049
Comfort Systems USA, Inc.	11,718	227,212
EMCOR Group, Inc.	47,755	2,026,722
Orion Marine Group, Inc. (a)	19,328	232,516

		3,086,499

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)(b)	25,000	244,750
Texas Industries, Inc. (a)	8,600	591,508

		836,258

CONSUMER FINANCE — 0.7%
Cash America International, Inc. (b)	20,109	770,175
Ezcorp, Inc. (Class A) (a)	38,465	449,656
Green Dot Corp. (Class A) (a)(b)	8,187	205,903
World Acceptance Corp. (a)(b)	3,235	283,159

		1,708,893

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	10,676	225,477

DISTRIBUTORS — 0.4%
Pool Corp.	15,100	877,914
VOXX International Corp. (a)	13,863	231,512

		1,109,426

DIVERSIFIED CONSUMER SERVICES — 0.5%
Career Education Corp. (a)	40,629	231,585
ITT Educational Services, Inc. (a)(b)	6,033	202,588
Regis Corp.	31,100	451,261
Strayer Education, Inc.	7,660	264,040
Universal Technical Institute, Inc. (b)	15,259	212,253

		1,361,727

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	35,686	868,597

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Atlantic Tele-Network, Inc.	7,095	401,364
Cbeyond, Inc. (a)	20,278	139,918
Cincinnati Bell, Inc. (a)	148,500	528,660
General Communication, Inc. (Class A) (a)	10,144	113,106

		1,183,048

ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	26,304	1,312,043
El Paso Electric Co.	28,852	1,012,994
UIL Holdings Corp. (b)	40,282	1,560,927
UNS Energy Corp. (b)	29,543	1,768,149

		5,654,113

ELECTRICAL EQUIPMENT — 0.9%
Brady Corp. (Class A)	22,084	683,058
Encore Wire Corp.	4,288	232,410
Franklin Electric Co., Inc.	10,300	459,792
II-VI, Inc. (a)	38,842	683,619
Powell Industries, Inc.	3,260	218,387
Vicor Corp. (a)	6,443	86,465

		2,363,731

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Agilysys, Inc. (a)	3,927	54,664
Anixter International, Inc.	18,980	1,705,163
Badger Meter, Inc. (b)	5,400	294,300
Benchmark Electronics, Inc. (a)	38,358	885,303
Checkpoint Systems, Inc. (a)	29,581	466,492
Coherent, Inc. (a)	7,767	577,787
CTS Corp.	9,620	191,534
DTS, Inc. (a)	6,079	145,774
Electro Scientific Industries, Inc.	12,593	131,723
Insight Enterprises, Inc. (a)	30,210	686,069
Littelfuse, Inc.	7,700	715,561
Mercury Computer Systems, Inc. (a)(b)	23,731	259,855
Newport Corp. (a)	15,909	287,476
OSI Systems, Inc. (a)	7,430	394,607
Park Electrochemical Corp.	14,853	426,578
Plexus Corp. (a)	24,048	1,041,038
Rofin-Sinar Technologies, Inc. (a)	20,117	543,561
Rogers Corp. (a)	6,447	396,491
Sanmina Corp. (a)	60,129	1,004,154
Scansource, Inc. (a)	20,083	852,122
SYNNEX Corp. (a)	18,712	1,261,189
TTM Technologies, Inc. (a)(b)	38,900	333,762

		12,655,203

ENERGY EQUIPMENT & SERVICES — 2.6%
Basic Energy Services, Inc. (a)(b)	8,912	140,631
Bristow Group, Inc.	14,916	1,119,595
Exterran Holdings, Inc. (a)(b)	41,806	1,429,765
Gulf Island Fabrication, Inc.	8,657	201,016
Hornbeck Offshore Services, Inc. (a)	23,119	1,138,148
ION Geophysical Corp. (a)(b)	52,454	173,098
Pioneer Energy Services Corp. (a)	43,956	352,088
SEACOR Holdings, Inc. (a)(b)	13,439	1,225,637
Tetra Technologies, Inc. (a)	55,938	691,394

		6,471,372

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc. (b)	12,938	908,894
Spartan Stores, Inc.	26,159	635,141
The Andersons, Inc.	5,529	493,021

		2,037,056

FOOD PRODUCTS — 2.9%
Annie’s, Inc. (a)	6,669	287,034
B&G Foods, Inc. (b)	19,031	645,341

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cal-Maine Foods, Inc. (b)	10,677	$643,076
Calavo Growers, Inc. (b)	5,123	155,022
Darling International, Inc. (a)	39,500	824,760
Diamond Foods, Inc. (a)	7,628	197,108
J&J Snack Foods Corp.	5,709	505,760
Sanderson Farms, Inc.	14,453	1,045,385
Seneca Foods Corp. (a)	4,959	158,142
Snyders-Lance, Inc.	34,926	1,003,075
TreeHouse Foods, Inc. (a)	25,930	1,787,096

		7,251,799

GAS UTILITIES — 3.2%
New Jersey Resources Corp. (b)	30,006	1,387,477
Northwest Natural Gas Co. (b)	19,292	826,083
Piedmont Natural Gas Co., Inc.	53,935	1,788,485
South Jersey Industries, Inc.	22,887	1,280,757
Southwest Gas Corp.	33,058	1,848,273
The Laclede Group, Inc.	21,698	988,127

		8,119,202

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc. (a)(b)	7,900	316,158
Analogic Corp.	4,700	416,232
CONMED Corp.	19,683	836,527
Cynosure, Inc. (Class A) (a)	4,900	130,732
Greatbatch, Inc. (a)	7,100	314,104
Haemonetics Corp. (a)	21,300	897,369
ICU Medical, Inc. (a)	9,400	598,874
Integra LifeSciences Holdings Corp. (a)	9,881	471,423
Invacare Corp.	20,561	477,221
Meridian Bioscience, Inc. (b)	13,519	358,659
Merit Medical Systems, Inc. (a)	29,015	456,696
Symmetry Medical, Inc. (a)	26,540	267,523

		5,541,518

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Almost Family, Inc. (a)	5,827	188,387
Amedisys, Inc. (a)(b)	23,145	338,611
AMN Healthcare Services, Inc. (a)	32,813	482,351
AmSurg Corp. (a)	7,108	326,400
Bio-Reference Laboratories, Inc. (a)(b)	10,000	255,400
Centene Corp. (a)	38,976	2,297,635
Chemed Corp. (b)	12,536	960,508
Cross Country Healthcare, Inc. (a)	19,085	190,468
Gentiva Health Services, Inc. (a)	12,725	157,917
Hanger, Inc. (a)	14,100	554,694
Healthways, Inc. (a)(b)	25,057	384,625
Kindred Healthcare, Inc.	38,708	764,096
Landauer, Inc.	3,700	194,657
LHC Group, Inc. (a)	8,578	206,215
Magellan Health Services, Inc. (a)	19,319	1,157,401
Molina Healthcare, Inc. (a)(b)	20,281	704,765
PharMerica Corp. (a)	20,939	450,189
The Ensign Group, Inc.	4,787	211,921

		9,826,240

HEALTH CARE TECHNOLOGY — 0.1%
Computer Programs and Systems, Inc. (b)	3,355	207,373

HOTELS, RESTAURANTS & LEISURE — 2.3%
Biglari Holdings, Inc. (a)	1,048	530,959
BJ’s Restaurants, Inc. (a)(b)	17,684	549,265
Boyd Gaming Corp. (a)(b)	26,950	303,457
CEC Entertainment, Inc.	5,978	264,706
Cracker Barrel Old Country Store, Inc. (b)	7,961	876,267
DineEquity, Inc.	6,977	582,928
Interval Leisure Group, Inc.	12,700	392,430
Jack in the Box, Inc. (a)	14,290	714,786
Marcus Corp.	12,816	172,247
Marriott Vacations Worldwide Corp. (a)	21,754	1,147,741
Ruby Tuesday, Inc. (a)	40,624	281,524

		5,816,310

HOUSEHOLD DURABLES — 1.8%
Blyth, Inc. (b)	6,009	65,378
Ethan Allen Interiors, Inc.	18,600	565,812
Helen of Troy, Ltd. (a)	8,339	412,864
iRobot Corp. (a)(b)	8,900	309,453
M/I Homes, Inc. (a)	17,400	442,830
Meritage Homes Corp. (a)	24,300	1,166,157
Standard Pacific Corp. (a)(b)	106,808	966,612
The Ryland Group, Inc. (b)	12,500	542,625

		4,471,731

HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (Class A) (a)(b)	29,637	200,050

INSURANCE — 3.1%
AMERISAFE, Inc.	4,053	171,199
Horace Mann Educators Corp.	28,801	908,383
Infinity Property & Casualty Corp.	8,172	586,341
Meadowbrook Insurance Group, Inc. (b)	33,263	231,510
ProAssurance Corp.	43,939	2,130,163
RLI Corp. (b)	5,953	579,703
Safety Insurance Group, Inc.	9,111	512,949
Selective Insurance Group, Inc.	39,826	1,077,692
Stewart Information Services Corp. (b)	14,902	480,888
The Navigators Group, Inc. (a)	7,518	474,837
Tower Group International, Ltd. (b)	27,763	93,839
United Fire Group, Inc.	15,368	440,447

		7,687,951

INTERNET & CATALOG RETAIL — 0.4%
Blue Nile, Inc. (a)(b)	3,902	183,745
FTD Cos., Inc. (a)	13,160	428,753
NutriSystem, Inc.	9,406	154,635
PetMed Express, Inc. (b)	8,826	146,776

		913,909

INTERNET SOFTWARE & SERVICES — 0.7%
Dice Holdings, Inc. (a)	10,700	77,575
Digital River, Inc. (a)	11,774	217,819
Liquidity Services, Inc. (a)(b)	18,400	416,944
LivePerson, Inc. (a)(b)	19,300	286,026
Monster Worldwide, Inc. (a)	74,798	533,310

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

QuinStreet, Inc. (a)	13,721	$119,235

		1,650,909

IT SERVICES — 1.4%
CACI International, Inc. (Class A) (a)(b)	16,642	1,218,527
CIBER, Inc. (a)	47,443	196,414
CSG Systems International, Inc.	9,213	270,862
ExlService Holdings, Inc. (a)	11,900	328,678
Forrester Research, Inc.	4,049	154,915
Heartland Payment Systems, Inc. (b)	12,067	601,419
Higher One Holdings, Inc. (a)	14,793	144,380
Sykes Enterprises, Inc. (a)	13,442	293,170
TeleTech Holdings, Inc. (a)	7,493	179,383

		3,387,748

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co. (b)	53,210	448,560
JAKKS Pacific, Inc. (b)	12,087	81,346

		529,906

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (a)	26,677	228,622
Luminex Corp. (a)(b)	13,000	252,200
PAREXEL International Corp. (a)	16,900	763,542

		1,244,364

MACHINERY — 4.0%
Actuant Corp. (Class A)	33,336	1,221,431
Albany International Corp. (Class A)	12,063	433,424
Astec Industries, Inc. (b)	13,250	511,848
Barnes Group, Inc. (b)	13,798	528,601
Briggs & Stratton Corp. (b)	33,642	732,050
EnPro Industries, Inc. (a)(b)	9,311	536,779
ESCO Technologies, Inc.	18,883	646,932
John Bean Technologies Corp.	8,171	239,655
Lindsay Corp. (b)	4,900	405,475
Lydall, Inc. (a)	5,500	96,910
Mueller Industries, Inc.	20,132	1,268,517
Standex International Corp.	9,100	572,208
Tennant Co. (b)	4,725	320,402
The Toro Co.	16,700	1,062,120
Titan International, Inc. (b)	38,197	686,782
Watts Water Technologies, Inc. (Class A)	12,062	746,276

		10,009,410

MEDIA — 0.8%
Digital Generation, Inc. (a)(b)	15,221	194,067
Harte-Hanks, Inc.	30,701	240,082
Live Nation Entertainment, Inc. (a)	44,459	878,510
Scholastic Corp. (b)	18,400	625,784

		1,938,443

METALS & MINING — 2.3%
A.M. Castle & Co. (a)(b)	11,807	174,389
AK Steel Holding Corp. (a)(b)	63,258	518,716
AMCOL International Corp. (b)	17,782	604,232
Century Aluminum Co. (a)	36,492	381,706
Globe Specialty Metals, Inc.	25,000	450,250
Haynes International, Inc.	8,795	485,836
Kaiser Aluminum Corp. (b)	13,341	937,072
Materion Corp.	14,511	447,664
Olympic Steel, Inc.	6,502	188,428
RTI International Metals, Inc. (a)	8,314	284,422
Stillwater Mining Co. (a)	53,676	662,362
SunCoke Energy, Inc. (a)	26,300	599,903

		5,734,980

MULTI-UTILITIES — 1.0%
Avista Corp.	42,741	1,204,869
NorthWestern Corp.	27,374	1,185,841

		2,390,710

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A)	24,356	451,073
Tuesday Morning Corp. (a)	15,100	240,996

		692,069

OIL, GAS & CONSUMABLE FUELS — 2.0%
Approach Resources, Inc. (a)(b)	25,071	483,620
Arch Coal, Inc. (b)	151,500	674,175
Cloud Peak Energy, Inc. (a)	43,111	775,998
Comstock Resources, Inc. (b)	31,616	578,257
Contango Oil & Gas Co. (a)	10,857	513,102
Forest Oil Corp. (a)	51,240	184,976
Green Plains Renewable Energy, Inc. (b)	16,900	327,691
PDC Energy, Inc. (a)	13,439	715,223
Penn Virginia Corp. (a)	18,490	174,361
PetroQuest Energy, Inc. (a)	27,957	120,774
Swift Energy Co. (a)(b)	30,863	416,650

		4,964,827

PAPER & FOREST PRODUCTS — 1.4%
Clearwater Paper Corp. (a)	14,984	786,660
Deltic Timber Corp.	4,600	312,524
Neenah Paper, Inc.	11,539	493,523
P.H. Glatfelter Co.	30,722	849,156
Schweitzer-Mauduit International, Inc.	13,100	674,257
Wausau Paper Corp. (b)	34,835	441,708

		3,557,828

PERSONAL PRODUCTS — 0.1%
Medifast, Inc. (a)(b)	9,100	237,783

PHARMACEUTICALS — 0.5%
Hi-Tech Pharmacal Co., Inc. (a)	3,791	164,491
Impax Laboratories, Inc. (a)	46,200	1,161,468

		1,325,959

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	10,277	190,433
Exponent, Inc.	3,638	281,727
Heidrick & Struggles International, Inc.	11,626	234,148
Insperity, Inc.	16,081	581,006
Kelly Services, Inc. (Class A)	19,497	486,255
Korn/Ferry International (a)	35,340	923,081
Navigant Consulting, Inc. (a)	14,490	278,208
Resources Connection, Inc.	28,356	406,341
TrueBlue, Inc. (a)	10,235	263,858
WageWorks, Inc. (a)(b)	7,879	468,328

		4,113,385

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Acadia Realty Trust	26,141	$649,081
Agree Realty Corp.	10,610	307,902
American Assets Trust, Inc.	12,016	377,663
Associated Estates Realty Corp.	27,453	440,621
Capstead Mortgage Corp. (b)	68,338	825,523
Cedar Realty Trust, Inc.	44,396	277,919
Cousins Properties, Inc.	125,838	1,296,131
DiamondRock Hospitality Co.	69,744	805,543
EastGroup Properties, Inc.	11,969	693,364
EPR Properties	36,671	1,802,746
Franklin Street Properties Corp.	62,162	742,836
Getty Realty Corp.	19,031	349,599
Government Properties Income Trust (b)	39,080	971,138
Healthcare Realty Trust, Inc.	68,375	1,457,071
Inland Real Estate Corp.	18,524	194,873
Kite Realty Group Trust	93,287	612,896
LaSalle Hotel Properties	37,791	1,166,230
Lexington Realty Trust (b)	97,219	992,606
LTC Properties, Inc.	15,409	545,325
Medical Properties Trust, Inc.	38,060	465,093
Parkway Properties, Inc.	25,358	489,156
Pennsylvania Real Estate Investment Trust	48,634	923,073
Post Properties, Inc.	24,600	1,112,658
PS Business Parks, Inc.	7,021	536,545
Saul Centers, Inc.	4,586	218,890
Sovran Self Storage, Inc.	13,011	847,927
Tanger Factory Outlet Centers, Inc.	33,702	1,079,138
Universal Health Realty Income Trust	3,900	156,234
Urstadt Biddle Properties, Inc. (Class A)	11,770	217,157

		20,554,938

ROAD & RAIL — 0.4%
Arkansas Best Corp.	8,448	284,529
Heartland Express, Inc. (b)	17,443	342,232
Knight Transportation, Inc. (b)	25,754	472,328

		1,099,089

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
ATMI, Inc. (a)	13,205	398,923
Brooks Automation, Inc.	47,528	498,569
Cabot Microelectronics Corp. (a)	9,883	451,653
CEVA, Inc. (a)	10,560	160,723
Cirrus Logic, Inc. (a)	26,700	545,481
Cohu, Inc.	16,192	170,016
Diodes, Inc. (a)	25,929	610,887
DSP Group, Inc. (a)	9,012	87,507
Entropic Communications, Inc. (a)	42,300	199,233
Exar Corp. (a)	16,300	192,177
GT Advanced Technologies, Inc. (a)(b)	41,568	362,473
Hittite Microwave Corp. (a)	13,000	802,490
Kopin Corp. (a)	28,015	118,223
Kulicke & Soffa Industries, Inc. (a)	54,200	720,860
Micrel, Inc.	32,583	321,594
Microsemi Corp. (a)	26,800	668,660
MKS Instruments, Inc.	37,984	1,137,241
Monolithic Power Systems, Inc. (a)	11,700	405,522
Nanometrics, Inc. (a)	10,000	190,500
Pericom Semiconductor Corp. (a)	15,144	134,176
Power Integrations, Inc.	8,362	466,767
Rubicon Technology, Inc. (a)(b)	12,206	121,450
Rudolph Technologies, Inc. (a)	23,500	275,890
Sigma Designs, Inc. (a)	22,244	104,992
Supertex, Inc. (a)	7,382	184,919
Tessera Technologies, Inc.	20,597	405,967
TriQuint Semiconductor, Inc. (a)	114,607	955,822
Ultratech, Inc. (a)	13,100	379,900
Veeco Instruments, Inc. (a)	28,000	921,480

		11,994,095

SOFTWARE — 1.3%
Bottomline Technologies, Inc. (a)(b)	13,371	483,495
Ebix, Inc. (b)	22,806	335,704
EPIQ Systems, Inc.	6,475	104,960
Netscout Systems, Inc. (a)	13,900	411,301
Progress Software Corp. (a)	20,780	536,747
Quality Systems, Inc. (b)	14,672	308,992
Take-Two Interactive Software, Inc. (a)	42,088	731,069
Tangoe, Inc. (a)(b)	14,362	258,660
Vasco Data Security International (a)	20,800	160,784

		3,331,712

SPECIALTY RETAIL — 5.9%
Aeropostale, Inc. (a)(b)	55,814	507,349
Barnes & Noble, Inc. (a)(b)	26,248	392,408
Big 5 Sporting Goods Corp.	12,841	254,509
Brown Shoe Co., Inc.	29,285	824,080
Christopher & Banks Corp. (a)	25,969	221,775
Genesco, Inc. (a)	17,124	1,251,079
Group 1 Automotive, Inc. (b)	15,093	1,071,905
Haverty Furniture Cos., Inc.	7,298	228,427
Hibbett Sports, Inc. (a)(b)	8,900	598,169
Jos. A. Bank Clothiers, Inc. (a)	12,999	711,435
Monro Muffler Brake, Inc. (b)	7,863	443,159
Outerwall, Inc. (a)(b)	6,700	450,709
Pep Boys-Manny, Moe & Jack (a)	37,421	454,291
Select Comfort Corp. (a)(b)	25,600	539,904
Sonic Automotive, Inc. (Class A)	24,455	598,658
Stage Stores, Inc. (b)	22,673	503,794
Stein Mart, Inc.	19,591	263,499
The Buckle, Inc. (b)	11,963	628,775
The Cato Corp. (Class A)	19,164	609,415
The Children’s Place Retail Stores, Inc. (a)(b)	15,879	904,627
The Finish Line, Inc. (Class A)	34,975	985,246
The Men’s Wearhouse, Inc.	16,559	845,834
Vitamin Shoppe, Inc. (a)	21,700	1,128,617
Zale Corp. (a)(b)	10,809	170,458
Zumiez, Inc. (a)(b)	6,637	172,562

		14,760,684

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Crocs, Inc. (a)	63,151	1,005,364
G-III Apparel Group, Ltd. (a)	5,400	398,466

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Oxford Industries, Inc.	3,800	$306,546
Perry Ellis International, Inc. (a)(b)	9,068	143,184
Quiksilver, Inc. (a)(b)	91,174	799,596
Skechers U.S.A., Inc. (a)	28,269	936,552

		3,589,708

THRIFTS & MORTGAGE FINANCE — 1.2%
Bank Mutual Corp.	11,758	82,424
Brookline Bancorp, Inc.	50,183	480,251
Dime Community Bancshares	20,862	352,985
Northwest Bancshares, Inc.	67,202	993,246
Provident Financial Services, Inc.	37,992	734,005
TrustCo Bank Corp. NY	42,487	305,057

		2,947,968

TOBACCO — 0.1%
Alliance One International, Inc. (a)	58,352	177,974

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	30,070	1,476,136
Kaman Corp. (b)	19,346	768,617

		2,244,753

WATER UTILITIES — 0.2%
American States Water Co.	16,338	469,391

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp. (b)	6,715	135,844
USA Mobility, Inc.	15,639	223,324

		359,168

TOTAL COMMON STOCKS —
(Cost $217,762,792)		249,552,267

SHORT TERM INVESTMENTS — 9.8%
MONEY MARKET FUNDS — 9.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	24,329,388	24,329,388
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	196,577	196,577

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,525,965)		24,525,965

TOTAL INVESTMENTS — 109.6% (f)
(Cost $242,288,757)		274,078,232
OTHER ASSETS & LIABILITIES — (9.6)%		(23,966,788)

NET ASSETS — 100.0%		$250,111,444

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	19,063	$647,908
National Australia Bank, Ltd.	20,428	636,550

		1,284,458

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,518	693,909

BRAZIL — 1.7%
Cia Energetica de Minas Gerais	101,902	605,128
Petroleo Brasileiro SA ADR	39,307	577,420
Petroleo Brasileiro SA Preference Shares	1,500	10,859
Vale SA Preference Shares	43,877	608,708

		1,802,115

CANADA — 1.9%
Canadian Oil Sands, Ltd.	32,974	620,066
Potash Corp. of Saskatchewan, Inc. (a)	19,497	642,621
Royal Bank of Canada	10,118	680,025

		1,942,712

CHINA — 2.4%
China Construction Bank Corp.	818,461	617,507
China Petroleum & Chemical Corp.	816,744	666,773
Industrial & Commercial Bank of China	906,016	612,287
PetroChina Co., Ltd.	571,431	626,428

		2,522,995

DENMARK — 0.8%
Vestas Wind Systems A/S (b)	29,080	860,460

FINLAND — 0.7%
Sampo Oyj (Class A)	15,056	741,062

FRANCE — 6.1%
BNP Paribas	9,609	750,087
Carrefour SA	18,812	746,812
Compagnie de Saint-Gobain	13,050	718,840
GDF Suez	26,525	624,824
LVMH Moet Hennessy Louis Vuitton SA	3,428	626,351
Societe Generale	12,991	755,778
Total SA	11,227	688,890
Veolia Environnement SA	37,405	611,033
Vinci SA	11,581	761,517

		6,284,132

GERMANY — 4.9%
Allianz SE	4,241	761,750
BASF SE	6,893	736,016
Daimler AG	8,411	729,007
Deutsche Bank AG	13,787	658,748
E.ON AG	35,009	647,148
SAP AG	8,788	754,538
Siemens AG	5,499	752,355

		5,039,562

HONG KONG — 3.2%
China Mobile, Ltd.	56,521	586,076
China Unicom (Hong Kong), Ltd.	389,404	582,568
CLP Holdings, Ltd.	78,334	619,297
Esprit Holdings, Ltd. (b)	413,537	796,807
Hutchison Whampoa, Ltd.	53,759	730,769

		3,315,517

INDIA — 2.0%
Bharti Airtel, Ltd.	124,104	662,604
Infosys Technologies, Ltd. ADR	13,352	755,723
Reliance Industries, Ltd.	11,321	163,844
Reliance Industries, Ltd. GDR (c)	17,490	507,909

		2,090,080

ITALY — 1.5%
Assicurazioni Generali SpA	32,219	759,174
UniCredit SpA	102,391	759,062

		1,518,236

JAPAN — 10.0%
Bridgestone Corp. (a)	18,349	694,820
Canon, Inc. (a)	19,821	627,981
Honda Motor Co., Ltd.	16,775	691,078
Komatsu, Ltd.	25,003	508,362
Mitsubishi Corp.	32,389	621,556
Mitsubishi UFJ Financial Group, Inc.	100,447	663,244
Mitsui & Co., Ltd.	44,151	615,396
Mizuho Financial Group, Inc. (a)	294,641	639,153
Nintendo Co., Ltd.	5,860	781,110
Nippon Steel Corp.	191,961	642,883
Panasonic Corp.	68,444	797,064
Seven & I Holdings Co., Ltd.	17,596	699,789
Sony Corp. (a)	30,262	525,745
Takeda Pharmaceutical Co., Ltd.	13,609	624,741
Toshiba Corp.	156,205	656,892
Toyota Motor Corp.	10,174	621,446

		10,411,260

LUXEMBOURG — 0.8%
ArcelorMittal	45,432	811,961

MEXICO — 0.7%
America Movil SAB de CV	629,848	731,937

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	7,379	664,922

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	177,567	653,291

RUSSIA — 0.6%
Gazprom OAO ADR	73,229	626,108

SOUTH KOREA — 1.2%
LG Electronics, Inc. (a)(b)	9,472	611,213
Samsung Electronics Co., Ltd. GDR	986	643,858

		1,255,071

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	61,268	755,428
Banco Santander SA	86,420	774,750
Telefonica SA	42,949	700,414

		2,230,592

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	47,015	574,639

SWITZERLAND — 3.9%
ABB, Ltd. (b)	27,985	738,840

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Credit Suisse Group AG (b)	20,923	$641,559
Nestle SA	9,562	702,084
Novartis AG	8,390	671,691
Roche Holding AG	2,514	704,434
UBS AG (b)	30,604	582,245

		4,040,853

TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,049	646,134

UNITED KINGDOM — 7.2%
Anglo American PLC	25,630	560,335
AstraZeneca PLC	12,664	749,742
BAE Systems PLC	90,623	652,910
BP PLC	90,259	729,592
GlaxoSmithKline PLC	24,785	661,523
HSBC Holdings PLC	57,788	633,992
National Grid PLC	54,215	707,573
Rio Tinto PLC	12,790	722,249
Royal Dutch Shell PLC (Class A)	19,343	690,463
Tesco PLC	108,066	598,434
Vodafone Group PLC	189,625	744,337

		7,451,150

UNITED STATES — 43.7%
3M Co.	5,378	754,264
Abbott Laboratories	18,457	707,457
Alcoa, Inc.	78,975	839,504
Amazon.com, Inc. (b)	2,170	865,374
American Express Co.	8,476	769,027
Amgen, Inc.	5,600	639,296
Apple, Inc.	1,328	745,154
AT&T, Inc.	18,624	654,820
Bank of America Corp.	44,492	692,740
Baxter International, Inc.	8,953	622,681
Berkshire Hathaway, Inc. (Class B) (b)	5,600	663,936
Carnival Corp.	17,065	685,501
Caterpillar, Inc.	7,349	667,363
Chevron Corp.	5,120	639,539
Cisco Systems, Inc.	26,271	589,784
Colgate-Palmolive Co.	10,742	700,486
ConocoPhillips	9,230	652,099
Deere & Co.	7,775	710,091
E. I. du Pont de Nemours & Co.	10,768	699,597
eBay, Inc. (b)	11,812	648,361
Express Scripts Holding Co. (b)	9,704	681,609
Exxon Mobil Corp.	7,239	732,587
FedEx Corp.	6,004	863,195
Freeport-McMoRan Copper & Gold, Inc.	19,166	723,325
General Electric Co.	26,846	752,493
Gilead Sciences, Inc. (b)	10,056	755,708
Google, Inc. (Class A) (b)	698	782,256
Hewlett-Packard Co.	28,905	808,762
Honeywell International, Inc.	7,595	693,955
Intel Corp.	27,068	702,685
International Business Machines Corp.	3,315	621,795
Johnson & Johnson	7,271	665,951
JPMorgan Chase & Co.	12,005	702,052
McDonald’s Corp.	6,614	641,756
Medtronic, Inc.	11,789	676,571
Merck & Co., Inc.	13,367	669,018
Microsoft Corp.	19,523	730,746
Mondelez International, Inc. (Class A)	20,216	713,625
Monsanto Co.	6,139	715,500
NIKE, Inc. (Class B)	9,440	742,362
Pfizer, Inc.	22,480	688,562
Philip Morris International, Inc.	7,320	637,792
QUALCOMM, Inc.	9,355	694,609
Southwest Airlines Co.	45,684	860,687
Starbucks Corp.	8,502	666,472
The Bank of New York Mellon Corp.	20,389	712,392
The Boeing Co.	5,770	787,547
The Coca-Cola Co.	16,640	687,398
The Goldman Sachs Group, Inc.	3,914	693,796
The Home Depot, Inc.	8,511	700,796
The NASDAQ OMX Group, Inc.	20,427	812,995
The Procter & Gamble Co.	8,130	661,863
The Travelers Cos., Inc.	7,690	696,253
The Walt Disney Co.	9,605	733,822
The Williams Cos., Inc.	17,613	679,333
Time Warner, Inc.	10,194	710,726
Twenty-First Century Fox, Inc.	19,547	687,663
United Parcel Service, Inc. (Class B)	7,182	754,685
United Technologies Corp.	5,860	666,868
UnitedHealth Group, Inc.	8,625	649,462
Verizon Communications, Inc.	13,388	657,886
Visa, Inc. (Class A)	3,345	744,865
Wal-Mart Stores, Inc.	8,637	679,646
Wells Fargo & Co.	15,155	688,037

		45,277,180

TOTAL COMMON STOCKS —
(Cost $92,203,059)		103,470,336

SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,789,785	1,789,785
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	23,316	23,316

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,813,101)		1,813,101

TOTAL INVESTMENTS — 101.6% (g)
(Cost $94,016,160)		105,283,437
OTHER ASSETS & LIABILITIES — (1.6)%		(1,616,287)

NET ASSETS — 100.0%		$103,667,150

See accompanying notes to financial statements.

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
DIVERSIFIED REITS — 5.9%
Cousins Properties, Inc.	858,138	$8,838,821
Liberty Property Trust	713,190	24,155,745
PS Business Parks, Inc.	97,251	7,431,922
Vornado Realty Trust	846,303	75,143,243
Washington Real Estate Investment Trust (a)	326,424	7,625,265

		123,194,996

INDUSTRIAL REITS — 6.2%
DCT Industrial Trust, Inc.	1,538,491	10,969,441
DuPont Fabros Technology, Inc. (a)	317,330	7,841,225
EastGroup Properties, Inc. (a)	148,755	8,617,377
First Industrial Realty Trust, Inc.	486,885	8,496,143
First Potomac Realty Trust	290,362	3,376,910
ProLogis	2,426,357	89,653,891

		128,954,987

OFFICE REITS — 15.7%
Alexandria Real Estate Equities, Inc.	348,449	22,168,325
BioMed Realty Trust, Inc.	934,692	16,936,619
Boston Properties, Inc.	743,773	74,652,496
Brandywine Realty Trust	762,423	10,742,540
CommonWealth REIT (a)	541,372	12,619,381
Corporate Office Properties Trust (a)	425,168	10,072,230
Digital Realty Trust, Inc. (a)	624,873	30,693,762
Douglas Emmett, Inc.	631,340	14,703,909
Duke Realty Corp.	1,585,019	23,838,686
Franklin Street Properties Corp.	427,889	5,113,274
Highwoods Properties, Inc. (a)	437,475	15,823,471
Kilroy Realty Corp.	399,251	20,034,415
Mack-Cali Realty Corp.	428,226	9,198,294
Parkway Properties, Inc.	297,827	5,745,083
Piedmont Office Realty Trust, Inc. (Class A) (a)	809,450	13,372,114
SL Green Realty Corp.	461,495	42,632,908

		328,347,507

RESIDENTIAL REITS — 17.8%
American Campus Communities, Inc.	509,762	16,419,434
American Homes 4 Rent (Class A)	226,898	3,675,748
Apartment Investment & Management Co. (Class A)	709,899	18,393,483
Associated Estates Realty Corp. (a)	282,894	4,540,449
AvalonBay Communities, Inc.	591,872	69,977,027
BRE Properties, Inc.	375,539	20,545,739
Camden Property Trust	415,060	23,608,613
Education Realty Trust, Inc.	563,599	4,970,943
Equity Lifestyle Properties, Inc.	385,137	13,953,513
Equity Residential	1,630,696	84,584,201
Essex Property Trust, Inc. (a)	185,054	26,557,099
Home Properties, Inc.	276,815	14,842,820
Mid-America Apartment Communities, Inc.	363,804	22,097,455
Post Properties, Inc.	263,629	11,923,940
Sun Communities, Inc. (a)	163,540	6,973,346
UDR, Inc. (a)	1,219,901	28,484,688

		371,548,498

RETAIL REITS — 26.2%
Acadia Realty Trust (a)	272,653	6,769,974
CBL & Associates Properties, Inc.	826,618	14,846,059
Cedar Realty Trust, Inc. (a)	305,171	1,910,370
DDR Corp. (a)	1,415,714	21,759,524
Equity One, Inc.	309,965	6,955,615
Federal Realty Investment Trust	316,454	32,091,600
General Growth Properties, Inc.	2,615,486	52,492,804
Glimcher Realty Trust	712,019	6,664,498
Inland Real Estate Corp. (a)	410,919	4,322,868
Kimco Realty Corp.	1,993,169	39,365,088
Kite Realty Group Trust (a)	619,471	4,069,924
Pennsylvania Real Estate Investment Trust	334,567	6,350,082
Ramco-Gershenson Properties Trust (a)	327,416	5,153,528
Regency Centers Corp.	449,163	20,796,247
Rouse Properties, Inc. (a)	126,698	2,811,429
Saul Centers, Inc.	61,801	2,949,762
Simon Property Group, Inc.	1,509,819	229,734,059
Tanger Factory Outlet Centers, Inc.	459,666	14,718,505
Taubman Centers, Inc.	309,186	19,763,169
The Macerich Co.	683,751	40,266,096
Weingarten Realty Investors (a)	545,766	14,964,904

		548,756,105

SPECIALIZED REITS — 27.6%
Ashford Hospitality Prime, Inc.	68,819	1,252,506
Ashford Hospitality Trust, Inc. (a)	344,094	2,849,098
CubeSmart (a)	629,647	10,036,573
DiamondRock Hospitality Co.	950,945	10,983,415
Extra Space Storage, Inc.	534,998	22,539,466
FelCor Lodging Trust, Inc. (a)(b)	537,413	4,385,290
HCP, Inc.	2,219,867	80,625,569
Health Care REIT, Inc.	1,404,440	75,235,851
Healthcare Realty Trust, Inc.	466,482	9,940,731
Hersha Hospitality Trust	945,171	5,264,603
Hospitality Properties Trust	721,618	19,505,335
Host Hotels & Resorts, Inc. (a)	3,679,456	71,528,625
LaSalle Hotel Properties	506,885	15,642,471
LTC Properties, Inc.	169,029	5,981,936
Pebblebrook Hotel Trust (a)	299,449	9,211,051
Public Storage	703,189	105,844,008
Senior Housing Properties Trust (a)	915,434	20,350,098
Sovran Self Storage, Inc.	154,378	10,060,814
Sunstone Hotel Investors, Inc.	889,705	11,922,047
Universal Health Realty Income Trust	62,378	2,498,863
Ventas, Inc.	1,430,773	81,954,677

		577,613,027

TOTAL COMMON STOCKS —
(Cost $1,985,297,411)		2,078,415,120

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	61,176,410	61,176,410

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	3,671,945	$3,671,945

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,848,355)		64,848,355

TOTAL INVESTMENTS — 102.5% (f)
(Cost $2,050,145,766)		2,143,263,475
OTHER ASSETS & LIABILITIES — (2.5)%		(52,232,072)

NET ASSETS — 100.0%		$2,091,031,403

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.0%
Northern Trust Corp.	822,877	$50,927,857
The Bank of New York Mellon Corp.	1,439,623	50,300,428

		101,228,285

DIVERSIFIED BANKS — 5.9%
Comerica, Inc. (a)	1,051,943	50,009,370
U.S. Bancorp	1,212,969	49,003,948
Wells Fargo & Co.	1,083,436	49,187,994

		148,201,312

OTHER DIVERSIFIED FINANCIAL SERVICES — 7.7%
Bank of America Corp.	3,121,197	48,597,038
Citigroup, Inc.	930,519	48,489,345
ING US, Inc.	1,378,852	48,466,648
JPMorgan Chase & Co.	844,344	49,377,237

		194,930,268

REGIONAL BANKS — 64.8%
Associated Banc-Corp. (a)	2,811,816	48,925,598
BancorpSouth, Inc. (a)	2,003,408	50,926,631
Bank of Hawaii Corp. (a)	834,130	49,330,448
BB&T Corp.	1,340,663	50,033,543
CapitalSource, Inc.	3,349,493	48,132,215
CIT Group, Inc.	963,223	50,212,815
City National Corp. (a)	617,657	48,930,788
Commerce Bancshares, Inc.	1,075,300	48,291,723
Cullen/Frost Bankers, Inc. (a)	666,942	49,640,493
East West Bancorp, Inc.	1,393,526	48,731,604
Fifth Third Bancorp	2,358,404	49,597,236
First Horizon National Corp. (a)	4,226,497	49,238,690
First Republic Bank	930,498	48,711,570
FirstMerit Corp.	2,164,744	48,122,259
Fulton Financial Corp.	3,718,892	48,643,107
Hancock Holding Co.	1,360,709	49,910,806
Huntington Bancshares, Inc.	5,061,889	48,847,229
KeyCorp	3,633,351	48,759,571
M&T Bank Corp. (a)	416,519	48,491,142
PNC Financial Services Group, Inc.	628,530	48,761,357
Popular, Inc. (b)	1,748,948	50,247,276
Prosperity Bancshares, Inc. (a)	770,186	48,822,091
Regions Financial Corp.	4,971,601	49,169,134
Signature Bank (b)	454,462	48,818,308
SunTrust Banks, Inc.	1,354,124	49,845,305
Susquehanna Bancshares, Inc.	3,842,610	49,339,112
SVB Financial Group (b)	474,378	49,743,277
Synovus Financial Corp.	14,017,552	50,463,187
TCF Financial Corp. (a)	3,017,770	49,038,763
Texas Capital Bancshares, Inc. (a)(b)	831,900	51,744,180
Umpqua Holdings Corp. (a)	2,587,664	49,527,889
Valley National Bancorp (a)	4,854,428	49,126,811
Zions Bancorporation (a)	1,664,156	49,858,114

		1,627,982,272

THRIFTS & MORTGAGE FINANCE — 17.4%
BankUnited, Inc.	1,486,328	48,929,918
First Niagara Financial Group, Inc.	4,424,370	46,986,809
Hudson City Bancorp, Inc. (a)	5,177,862	48,827,239
MGIC Investment Corp. (a)(b)	5,708,277	48,177,858
New York Community Bancorp, Inc. (a)	2,919,263	49,189,581
Ocwen Financial Corp. (b)	856,636	47,500,466
People’s United Financial, Inc. (a)	3,256,282	49,234,984
Radian Group, Inc. (a)	3,330,705	47,029,555
Webster Financial Corp. (a)	1,637,160	51,046,649

		436,923,059

TOTAL COMMON STOCKS —
(Cost $2,024,021,931)		2,509,265,196

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	197,151,818	197,151,818
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,892,895	1,892,895

TOTAL SHORT TERM INVESTMENTS —
(Cost $199,044,713)		199,044,713

TOTAL INVESTMENTS — 107.7% (f)
(Cost $2,223,066,644)		2,708,309,909
OTHER ASSETS & LIABILITIES — (7.7)%		(194,552,506)

NET ASSETS — 100.0%		$2,513,757,403

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 61.8%
Affiliated Managers Group, Inc. (a)	15,692	$3,403,281
American Capital, Ltd. (a)	40,586	634,765
Ameriprise Financial, Inc.	29,711	3,418,250
Apollo Investment Corp.	68,782	583,271
Ares Capital Corp.	34,248	608,587
Arlington Asset Investment Corp. (Class A) (b)	33,189	875,858
Artisan Partners Asset Management, Inc.	35,930	2,342,277
BlackRock Kelso Capital Corp. (b)	61,590	574,635
BlackRock, Inc.	10,646	3,369,140
Cohen & Steers, Inc. (b)	26,314	1,054,139
Eaton Vance Corp.	77,902	3,333,426
Federated Investors, Inc. (Class B) (b)	121,211	3,490,877
Fifth Street Finance Corp.	64,674	598,234
Financial Engines, Inc.	48,385	3,361,790
Franklin Resources, Inc.	58,679	3,387,539
Golub Capital BDC, Inc. (b)	33,553	641,198
Hercules Technology Growth Capital, Inc. (b)	35,516	582,462
Invesco, Ltd.	91,661	3,336,460
Janus Capital Group, Inc. (b)	297,352	3,678,244
Legg Mason, Inc. (b)	76,605	3,330,785
Main Street Capital Corp. (b)	18,543	606,171
MCG Capital Corp.	72,338	318,287
Medley Capital Corp. (b)	42,467	588,168
New Mountain Finance Corp.	40,670	611,677
Northern Trust Corp.	55,052	3,407,168
PennantPark Investment Corp. (b)	50,679	587,876
Prospect Capital Corp. (b)	53,501	600,281
SEI Investments Co.	95,015	3,299,871
Solar Capital, Ltd.	26,325	593,629
State Street Corp. (c)	45,456	3,336,016
T. Rowe Price Group, Inc.	40,447	3,388,245
TCP Capital Corp. (b)	36,928	619,652
The Bank of New York Mellon Corp.	96,320	3,365,421
THL Credit, Inc. (b)	36,657	604,474
TICC Capital Corp. (b)	58,103	600,785
Triangle Capital Corp.	21,304	589,056
Virtus Investment Partners, Inc. (a)	15,492	3,099,175
Waddell & Reed Financial, Inc. (Class A)	51,056	3,324,767
WisdomTree Investments, Inc. (a)(b)	209,506	3,710,351

		75,856,288

INVESTMENT BANKING & BROKERAGE — 35.6%
BGC Partners, Inc. (Class A) (b)	201,812	1,222,981
E*TRADE Financial Corp. (a)	171,061	3,359,638
Evercore Partners, Inc. (Class A)	57,269	3,423,541
FXCM, Inc. (Class A) (b)	165,226	2,947,632
Greenhill & Co., Inc. (b)	56,630	3,281,142
Investment Technology Group, Inc. (a)	51,239	1,053,474
KCG Holdings, Inc. (Class A) (a)(b)	77,298	924,484
Lazard, Ltd. (Class A)	74,339	3,369,044
LPL Investment Holdings, Inc.	72,052	3,388,606
Morgan Stanley	101,953	3,197,246
Piper Jaffray Co., Inc. (a)(b)	18,746	741,404
Raymond James Financial, Inc.	64,906	3,387,444
Stifel Financial Corp. (a)(b)	70,694	3,387,657
TD Ameritrade Holding Corp.	108,519	3,325,022
The Charles Schwab Corp.	127,869	3,324,594
The Goldman Sachs Group, Inc.	18,821	3,336,210

		43,670,119

MORTGAGE REIT — 2.4%
Walter Investment Management Corp. (a)(b)	83,945	2,968,295

TOTAL COMMON STOCKS —
(Cost $105,218,194)		122,494,702

SHORT TERM INVESTMENTS — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	13,215,642	13,215,642
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	145,619	145,619

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,361,261)		13,361,261

TOTAL INVESTMENTS — 110.7% (g)
(Cost $118,579,455)		135,855,963
OTHER ASSETS & LIABILITIES — (10.7)%		(13,083,593)

NET ASSETS — 100.0%		$122,772,370

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 10.1%
Aon PLC	115,087	$9,654,648
Arthur J. Gallagher & Co.	205,181	9,629,144
Brown & Brown, Inc.	314,466	9,871,088
Marsh & McLennan Cos., Inc.	198,900	9,618,804
Willis Group Holdings PLC	211,876	9,494,164

		48,267,848

LIFE & HEALTH INSURANCE — 22.2%
Aflac, Inc.	142,492	9,518,466
CNO Financial Group, Inc.	556,946	9,852,375
Lincoln National Corp.	184,413	9,519,399
MetLife, Inc.	183,600	9,899,712
Primerica, Inc.	201,460	8,644,649
Principal Financial Group, Inc.	195,442	9,637,245
Protective Life Corp.	192,923	9,773,479
Prudential Financial, Inc.	106,552	9,826,225
StanCorp Financial Group, Inc.	146,621	9,713,641
Torchmark Corp.	123,863	9,679,893
Unum Group	277,056	9,719,125

		105,784,209

MULTI-LINE INSURANCE — 14.3%
American Financial Group, Inc.	168,640	9,733,901
American International Group, Inc.	188,911	9,643,907
Assurant, Inc.	146,233	9,705,484
Genworth Financial, Inc. (Class A) (a)	628,068	9,753,896
Hartford Financial Services Group, Inc.	268,280	9,719,784
HCC Insurance Holdings, Inc.	207,428	9,570,728
Loews Corp.	201,821	9,735,845

		67,863,545

PROPERTY & CASUALTY INSURANCE — 36.8%
ACE, Ltd.	94,707	9,805,016
Alleghany Corp. (a)	23,829	9,530,647
Allied World Assurance Company Holdings, Ltd.	86,536	9,762,126
Aspen Insurance Holdings, Ltd.	231,418	9,559,878
Assured Guaranty, Ltd.	423,255	9,984,585
Axis Capital Holdings, Ltd.	199,265	9,479,036
Cincinnati Financial Corp.	183,476	9,608,638
Fidelity National Financial, Inc. (Class A) (b)	313,692	10,179,305
First American Financial Corp. (b)	343,323	9,681,709
MBIA, Inc. (a)(b)	845,694	10,097,586
Old Republic International Corp.	583,624	10,079,186
ProAssurance Corp.	196,322	9,517,691
The Allstate Corp.	177,913	9,703,375
The Chubb Corp.	101,039	9,763,399
The Hanover Insurance Group, Inc.	160,392	9,577,006
The Progressive Corp.	358,095	9,765,251
The Travelers Cos., Inc.	108,680	9,839,887
W.R. Berkley Corp.	220,634	9,573,309

		175,507,630

REINSURANCE — 16.5%
Arch Capital Group, Ltd. (a)	164,756	9,834,286
Endurance Specialty Holdings, Ltd.	156,748	9,196,405
Everest Re Group, Ltd.	62,989	9,818,095
PartnerRe, Ltd.	95,649	10,084,274
Reinsurance Group of America, Inc.	125,700	9,730,437
RenaissanceRe Holdings, Ltd. (b)	102,833	10,009,764
Validus Holdings, Ltd.	241,836	9,743,573
XL Group PLC	316,866	10,089,014

		78,505,848

TOTAL COMMON STOCKS —
(Cost $434,825,891)		475,929,080

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	13,292,793	13,292,793
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	169,469	169,469

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,462,262)		13,462,262

TOTAL INVESTMENTS — 102.7% (f)
(Cost $448,288,153)		489,391,342
OTHER ASSETS & LIABILITIES — (2.7)%		(12,929,972)

NET ASSETS — 100.0%		$476,461,370

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HOUSEHOLD DURABLES — 20.2%
D.R. Horton, Inc. (a)	8,805	$196,527
Lennar Corp. (Class A) (a)	4,770	188,701
M.D.C. Holdings, Inc. (a)	5,791	186,702
NVR, Inc. (b)	176	180,578
Pulte Group, Inc. (a)	9,259	188,606
Standard Pacific Corp. (a)(b)	20,739	187,688
Taylor Morrison Home Corp. (Class A) (b)	8,265	185,549
The Ryland Group, Inc. (a)	4,341	188,443
Toll Brothers, Inc. (a)(b)	5,123	189,551

		1,692,345

INSURANCE — 51.0%
ACE, Ltd.	1,682	174,137
Allied World Assurance Company Holdings, Ltd.	1,538	173,502
Ambac Financial Group, Inc. (a)(b)	8,168	200,606
Amtrust Financial Services, Inc. (a)	4,963	162,240
Arch Capital Group, Ltd. (a)(b)	2,928	174,772
Aspen Insurance Holdings, Ltd. (a)	4,112	169,867
Assured Guaranty, Ltd. (a)	7,520	177,397
Axis Capital Holdings, Ltd.	3,541	168,445
Cincinnati Financial Corp. (a)	3,259	170,674
CNA Financial Corp.	2,271	97,403
Employers Holdings, Inc. (a)	2,495	78,967
Fidelity National Financial, Inc. (Class A) (a)	5,574	180,876
First American Financial Corp.	6,100	172,020
Hilltop Holdings, Inc. (b)	5,948	137,577
MBIA, Inc. (a)(b)	15,027	179,422
Mercury General Corp. (a)	1,948	96,835
Old Republic International Corp.	10,369	179,073
ProAssurance Corp.	3,487	169,050
RLI Corp. (a)	1,050	102,249
Stewart Information Services Corp. (a)	2,817	90,905
The Allstate Corp.	3,161	172,401
The Chubb Corp. (a)	1,796	173,548
The Hanover Insurance Group, Inc.	2,849	170,114
The Progressive Corp.	6,362	173,492
The Travelers Cos., Inc.	1,930	174,742
W.R. Berkley Corp.	3,920	170,089
XL Group PLC	5,631	179,291

		4,269,694

THRIFTS & MORTGAGE FINANCE — 28.5%
Astoria Financial Corp. (a)	8,260	114,236
BofI Holding, Inc. (a)(b)	2,124	166,585
Brookline Bancorp, Inc.	4,557	43,611
Capitol Federal Financial, Inc.	11,883	143,903
EverBank Financial Corp. (a)	5,919	108,555
Home Loan Servicing Solutions, Ltd.	7,174	164,787
Hudson City Bancorp, Inc. (a)	18,226	171,871
MGIC Investment Corp. (a)(b)	20,114	169,762
Nationstar Mortgage Holdings, Inc. (a)(b)	4,218	155,897
New York Community Bancorp, Inc. (a)	10,286	173,319
Northwest Bancshares, Inc.	10,549	155,914
Ocwen Financial Corp. (b)	3,018	167,348
Oritani Financial Corp.	2,044	32,806
People’s United Financial, Inc. (a)	11,474	173,487
Provident Financial Services, Inc.	2,781	53,729
Radian Group, Inc. (a)	11,724	165,543
TFS Financial Corp. (b)	5,262	63,749
Washington Federal, Inc.	7,004	163,123

		2,388,225

TOTAL COMMON STOCKS —
(Cost $6,127,873)		8,350,264

SHORT TERM INVESTMENTS — 22.2%
MONEY MARKET FUNDS — 22.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,841,126	1,841,126
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	13,988	13,988

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,855,114)		1,855,114

TOTAL INVESTMENTS — 121.9% (f)
(Cost $7,982,987)		10,205,378
OTHER ASSETS & LIABILITIES — (21.9)%		(1,833,678)

NET ASSETS — 100.0%		$8,371,700

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 95.5%
Associated Banc-Corp. (a)	2,453,170	$42,685,158
BancorpSouth, Inc.	1,747,800	44,429,076
Bank of Hawaii Corp. (a)	727,754	43,039,372
Bank of the Ozarks, Inc. (a)	717,533	40,605,192
Banner Corp.	500,844	22,447,828
BB&T Corp.	1,167,869	43,584,871
BBCN Bancorp, Inc.	2,037,248	33,797,944
BOK Financial Corp.	399,476	26,493,248
Boston Private Financial Holdings, Inc.	1,807,108	22,805,703
CapitalSource, Inc.	2,919,252	41,949,651
Cardinal Financial Corp.	1,136,462	20,456,316
Cathay General Bancorp	1,329,500	35,537,535
CIT Group, Inc.	840,403	43,810,208
City National Corp.	538,292	42,643,492
Columbia Banking System, Inc.	1,208,520	33,246,385
Commerce Bancshares, Inc. (a)	938,200	42,134,562
Community Bank System, Inc. (a)	625,468	24,818,570
Cullen/Frost Bankers, Inc. (a)	581,843	43,306,575
CVB Financial Corp. (a)	2,363,226	40,340,268
East West Bancorp, Inc.	1,215,780	42,515,827
F.N.B. Corp.	3,391,020	42,794,672
Fifth Third Bancorp	2,057,561	43,270,508
First BanCorp- Puerto Rico (b)	5,301,419	32,815,784
First Commonwealth Financial Corp.	2,335,552	20,599,569
First Financial Bancorp	1,088,280	18,968,720
First Financial Bankshares, Inc. (a)	487,766	32,348,641
First Horizon National Corp. (a)	3,687,481	42,959,154
First Midwest Bancorp, Inc.	1,574,798	27,606,209
First Republic Bank	811,804	42,497,939
FirstMerit Corp.	1,886,654	41,940,318
Fulton Financial Corp.	3,244,611	42,439,512
Glacier Bancorp, Inc.	1,439,282	42,876,211
Hancock Holding Co.	1,187,112	43,543,268
Hanmi Financial Corp.	1,128,085	24,693,781
Home Bancshares, Inc.	841,973	31,447,692
Huntington Bancshares, Inc.	4,416,210	42,616,427
IBERIABANK Corp.	683,990	42,988,772
Independent Bank Corp.-Massachusetts	437,291	17,137,434
International Bancshares Corp.	907,066	23,937,472
Investors Bancorp, Inc.	928,753	23,757,502
KeyCorp	3,169,955	42,540,796
M&T Bank Corp. (a)	363,430	42,310,521
MB Financial, Inc.	1,169,405	37,526,206
National Penn Bancshares, Inc.	3,799,283	43,045,876
NBT Bancorp, Inc. (a)	595,031	15,411,303
OFG Bancorp	2,066,453	35,832,295
Old National Bancorp (a)	2,735,976	42,051,951
PacWest Bancorp (a)	993,747	41,955,998
Pinnacle Financial Partners, Inc.	680,236	22,128,077
PNC Financial Services Group, Inc.	548,384	42,543,631
Popular, Inc. (b)	1,525,842	43,837,441
PrivateBancorp, Inc.	1,494,446	43,234,323
Prosperity Bancshares, Inc. (a)	671,253	42,550,728
Regions Financial Corp.	4,337,573	42,898,597
Signature Bank (b)	396,477	42,589,559
State Bank Financial Corp.	658,424	11,976,733
Sterling Financial Corp.	1,273,040	43,385,203
SunTrust Banks, Inc.	1,181,385	43,486,782
Susquehanna Bancshares, Inc.	3,352,489	43,045,959
SVB Financial Group (b)	413,504	43,360,029
Synovus Financial Corp.	12,229,691	44,026,888
TCF Financial Corp.	2,632,926	42,785,048
Texas Capital Bancshares, Inc. (a)(b)	725,067	45,099,167
The National Bank Holdings Corp. (Class A)	818,493	17,515,750
Trustmark Corp.	1,553,926	41,707,374
UMB Financial Corp.	666,742	42,858,176
Umpqua Holdings Corp. (a)	2,257,565	43,209,794
United Bankshares, Inc. (a)	814,891	25,628,322
United Community Banks, Inc. (b)	2,108,466	37,425,272
Valley National Bancorp (a)	4,235,317	42,861,408
ViewPoint Financial Group (a)	815,165	22,376,279
Westamerica Bancorporation (a)	635,196	35,863,166
Western Alliance Bancorp (b)	1,821,111	43,451,708
Wilshire Bancorp, Inc.	1,977,038	21,609,025
Wintrust Financial Corp. (a)	905,178	41,746,809
Zions Bancorporation (a)	1,451,945	43,500,272

		2,769,263,832

THRIFTS & MORTGAGE FINANCE — 4.4%
BankUnited, Inc.	1,295,419	42,645,194
First Niagara Financial Group, Inc.	3,845,016	40,834,070
Webster Financial Corp.	1,428,280	44,533,770

		128,013,034

TOTAL COMMON STOCKS —
(Cost $2,610,237,948)		2,897,276,866

SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	128,798,720	128,798,720
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	507,812	507,812

TOTAL SHORT TERM INVESTMENTS —
(Cost $129,306,532)		129,306,532

TOTAL INVESTMENTS — 104.3% (f)
(Cost $2,739,544,480)		3,026,583,398
OTHER ASSETS & LIABILITIES — (4.3)%		(125,621,713)

NET ASSETS — 100.0%		$2,900,961,685

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 14.5%
Cisco Systems, Inc.	286,135	$6,423,731
Juniper Networks, Inc. (a)	277,660	6,266,786
Motorola Solutions, Inc.	92,122	6,218,235
QUALCOMM, Inc.	83,005	6,163,121
Telefonaktiebolaget LM Ericsson (Class B) ADR	511,115	6,256,048

		31,327,921

COMPUTERS & PERIPHERALS — 17.1%
Apple, Inc.	11,010	6,177,821
EMC Corp.	246,257	6,193,364
Hewlett-Packard Co.	217,434	6,083,803
NetApp, Inc.	149,311	6,142,655
SanDisk Corp.	87,013	6,137,897
Seagate Technology PLC	108,589	6,098,358

		36,833,898

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Corning, Inc.	346,741	6,178,924

INTERNET & CATALOG RETAIL — 8.2%
Amazon.com, Inc. (a)	15,038	5,997,004
Netflix, Inc. (a)	16,085	5,922,015
Priceline.com, Inc. (a)	5,076	5,900,342

		17,819,361

INTERNET SOFTWARE & SERVICES — 11.2%
eBay, Inc. (a)	110,777	6,080,550
Facebook, Inc. (Class A) (a)	109,649	5,993,414
Google, Inc. (Class A) (a)	5,504	6,168,388
LinkedIn Corp. (Class A) (a)	27,676	6,000,987

		24,243,339

IT SERVICES — 14.4%
Accenture PLC (Class A)	75,083	6,173,324
Automatic Data Processing, Inc.	75,572	6,106,973
Cognizant Technology Solutions Corp. (Class A) (a)	61,583	6,218,651
International Business Machines Corp.	33,541	6,291,286
Visa, Inc. (Class A) (b)	27,983	6,231,255

		31,021,489

OFFICE ELECTRONICS — 2.9%
Xerox Corp.	507,107	6,171,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.5%
Analog Devices, Inc.	120,816	6,153,159
Applied Materials, Inc.	351,631	6,220,353
Intel Corp.	241,199	6,261,526
Texas Instruments, Inc.	140,674	6,176,995

		24,812,033

SOFTWARE — 17.2%
Adobe Systems, Inc. (a)	102,027	6,109,377
Microsoft Corp.	164,768	6,167,266
Oracle Corp.	166,210	6,359,194
Salesforce.com, Inc. (a)(b)	112,567	6,212,573
SAP AG ADR (b)	71,807	6,257,262
VMware, Inc. (Class A) (a)(b)	67,062	6,016,132

		37,121,804

TOTAL COMMON STOCKS —
(Cost $169,228,736)		215,530,261

SHORT TERM INVESTMENTS — 4.9%
MONEY MARKET FUNDS — 4.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,552,554	10,552,554
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	79,546	79,546

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,632,100)		10,632,100

TOTAL INVESTMENTS — 104.8% (f)
(Cost $179,860,836)		226,162,361
OTHER ASSETS & LIABILITIES — (4.8)%		(10,452,053)

NET ASSETS — 100.0%		$215,710,308

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
General Dynamics Corp.	1,977,183	$188,919,836

BEVERAGES — 4.2%
Brown-Forman Corp. (Class B)	1,445,190	109,213,009
PepsiCo, Inc.	2,394,914	198,634,167
The Coca-Cola Co.	5,307,113	219,236,838

		527,084,014

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	1,585,074	85,498,892

CAPITAL MARKETS — 3.6%
Eaton Vance Corp. (a)	3,210,215	137,365,100
Franklin Resources, Inc.	1,046,307	60,403,303
SEI Investments Co.	2,763,223	95,966,735
T. Rowe Price Group, Inc. (a)	1,918,878	160,744,410

		454,479,548

CHEMICALS — 6.0%
Air Products & Chemicals, Inc.	1,661,786	185,754,439
Ecolab, Inc.	631,431	65,839,310
Praxair, Inc.	1,112,064	144,601,682
RPM International, Inc.	2,483,573	103,093,115
Sigma-Aldrich Corp. (a)	817,480	76,851,295
The Sherwin-Williams Co.	413,056	75,795,776
Valspar Corp.	1,492,379	106,391,699

		758,327,316

COMMERCIAL BANKS — 0.7%
Commerce Bancshares, Inc.	1,880,304	84,444,453

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp. (a)	1,637,566	97,582,558

COMPUTERS & PERIPHERALS — 1.3%
Diebold, Inc. (a)(b)	4,770,958	157,489,324

CONTAINERS & PACKAGING — 1.8%
Bemis Co., Inc.	3,655,706	149,737,718
Sonoco Products Co. (a)	1,941,446	80,997,127

		230,734,845

DISTRIBUTORS — 1.5%
Genuine Parts Co. (a)	2,235,380	185,961,262

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	10,550,478	370,954,807

ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	2,629,629	184,547,363
Roper Industries, Inc.	257,363	35,691,101

		220,238,464

FOOD & STAPLES RETAILING — 4.9%
Sysco Corp. (a)	7,403,842	267,278,696
Wal-Mart Stores, Inc.	2,303,219	181,240,303
Walgreen Co.	2,837,336	162,976,580

		611,495,579

FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	3,822,352	165,890,077
Hormel Foods Corp.	2,539,446	114,706,776
McCormick & Co., Inc. (a)	2,150,033	148,180,274

		428,777,127

GAS UTILITIES — 5.0%
Atmos Energy Corp.	2,391,110	108,604,216
National Fuel Gas Co. (a)	1,835,156	131,030,138
Piedmont Natural Gas Co., Inc.	1,384,121	45,897,452
Questar Corp.	7,247,954	166,630,463
UGI Corp.	2,975,238	123,353,368
WGL Holdings, Inc. (a)	1,447,905	58,003,074

		633,518,711

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	3,388,246	129,871,469
Becton, Dickinson and Co.	1,305,392	144,232,762
C.R. Bard, Inc.	415,123	55,601,575
Medtronic, Inc.	2,593,028	148,813,877

		478,519,683

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc.	2,877,306	192,232,814

HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald’s Corp.	2,409,829	233,825,708

HOUSEHOLD DURABLES — 1.5%
Leggett & Platt, Inc. (a)	6,013,747	186,065,332

HOUSEHOLD PRODUCTS — 7.2%
Colgate-Palmolive Co.	2,530,238	164,996,820
Kimberly-Clark Corp.	2,404,700	251,194,962
The Clorox Co. (a)	2,794,528	259,220,417
The Procter & Gamble Co.	2,749,566	223,842,168

		899,254,367

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,194,557	167,536,619
Carlisle Cos., Inc.	1,196,921	95,035,528

		262,572,147

INSURANCE — 4.9%
Aflac, Inc.	2,374,521	158,618,003
Cincinnati Financial Corp. (a)	3,671,156	192,258,440
Old Republic International Corp.	7,073,808	122,164,664
The Chubb Corp.	1,482,711	143,274,364

		616,315,471

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	2,247,703	181,636,879

MACHINERY — 5.3%
CLARCOR, Inc. (a)	997,348	64,179,344
Dover Corp.	1,253,020	120,966,551
Illinois Tool Works, Inc.	1,941,154	163,212,228
Nordson Corp.	906,189	67,329,843
Pentair, Ltd.	1,572,505	122,136,463
Stanley Black & Decker, Inc.	1,639,703	132,307,635

		670,132,064

MATERIALS — 0.9%
PPG Industries, Inc.	593,828	112,625,418

MEDIA — 1.1%
McGraw Hill Financial, Inc.	1,706,184	133,423,589

METALS & MINING — 1.8%
Nucor Corp. (a)	4,155,022	221,795,074

MULTI-UTILITIES — 3.7%
Consolidated Edison, Inc. (a)	5,376,135	297,192,743

See accompanying notes to financial statements.

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

MDU Resources Group, Inc.	3,359,572	$102,634,924
Vectren Corp.	1,973,760	70,068,480

		469,896,147

MULTILINE RETAIL — 2.2%
Family Dollar Stores, Inc.	1,404,407	91,244,323
Target Corp.	2,883,340	182,428,922

		273,673,245

OIL, GAS & CONSUMABLE FUELS — 4.1%
Chevron Corp.	1,896,801	236,929,413
Energen Corp.	640,592	45,321,884
Exxon Mobil Corp.	2,283,672	231,107,606

		513,358,903

PHARMACEUTICALS — 3.9%
AbbVie, Inc.	5,312,271	280,541,031
Johnson & Johnson	2,308,076	211,396,681

		491,937,712

REAL ESTATE INVESTMENT TRUSTS — 6.1%
Federal Realty Investment Trust	1,997,310	202,547,207
HCP, Inc.	8,369,452	303,978,497
National Retail Properties, Inc. (a)(b)	8,657,349	262,577,395

		769,103,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Linear Technology Corp. (a)	4,481,484	204,131,596

SPECIALTY RETAIL — 0.8%
Lowe’s Cos., Inc.	2,100,912	104,100,190

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
V.F. Corp.	2,417,536	150,709,194

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	373,682	95,445,856

WATER UTILITIES — 1.0%
Aqua America, Inc. (a)	5,398,933	127,360,829

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc.	3,715,008	95,772,906

TOTAL COMMON STOCKS —
(Cost $9,535,633,237)		12,519,394,959

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	463,403,973	463,403,973
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	13,289,862	13,289,862

TOTAL SHORT TERM INVESTMENTS —
(Cost $476,693,835)		476,693,835

TOTAL INVESTMENTS — 103.5% (f)
(Cost $10,012,327,072)		12,996,088,794
OTHER ASSETS & LIABILITIES — (3.5)%		(442,440,358)

NET ASSETS — 100.0%		$12,553,648,436

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Affiliated issuer. (Note 3)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp. (a)	19,009	$532,442
Aerovironment, Inc. (a)(b)	10,604	308,894
Alliant Techsystems, Inc. (a)	10,772	1,310,737
American Science & Engineering, Inc. (a)	1,502	108,009
Astronics Corp. (b)	4,368	222,768
BE Aerospace, Inc. (a)(b)	15,261	1,328,165
Cubic Corp. (a)	6,402	337,129
Curtiss-Wright Corp. (a)	12,484	776,879
DigitalGlobe, Inc. (a)(b)	31,165	1,282,440
Engility Holdings, Inc. (a)(b)	5,654	188,844
Esterline Technologies Corp. (a)(b)	8,805	897,758
Exelis, Inc. (a)	71,225	1,357,548
GenCorp, Inc. (a)(b)	36,892	664,794
General Dynamics Corp.	14,433	1,379,073
HEICO Corp. (a)	11,243	651,532
Hexcel Corp. (b)	28,984	1,295,295
Honeywell International, Inc. (a)	15,041	1,374,296
Huntington Ingalls Industries, Inc.	16,010	1,441,060
L-3 Communications Holdings, Inc. (a)	12,743	1,361,717
Lockheed Martin Corp. (a)	9,370	1,392,944
National Presto Industries, Inc. (a)	973	78,326
Northrop Grumman Corp. (a)	11,960	1,370,736
Orbital Sciences Corp. (b)	20,530	478,349
Precision Castparts Corp.	5,147	1,386,087
Raytheon Co.	15,071	1,366,940
Rockwell Collins, Inc. (a)	18,268	1,350,370
Spirit Aerosystems Holdings, Inc. (Class A) (a)(b)	40,722	1,387,806
Taser International, Inc. (a)(b)	83,937	1,332,920
Teledyne Technologies, Inc. (b)	7,269	667,730
Textron, Inc.	41,408	1,522,158
The Boeing Co.	9,734	1,328,594
TransDigm Group, Inc. (a)	8,335	1,342,102
Triumph Group, Inc.	18,025	1,371,162
United Technologies Corp.	12,135	1,380,963

TOTAL COMMON STOCKS —
(Cost $24,743,497)		34,576,567

SHORT TERM INVESTMENTS — 16.2%
MONEY MARKET FUNDS — 16.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,524,005	5,524,005
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	87,527	87,527

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,611,532)		5,611,532

TOTAL INVESTMENTS — 115.9% (f)
(Cost $30,355,029)		40,188,099
OTHER ASSETS & LIABILITIES — (15.9)%		(5,513,955)

NET ASSETS — 100.0%		$34,674,144

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	634,337	$15,852,082
Achillion Pharmaceuticals, Inc. (a)(b)	4,665,249	15,488,627
Acorda Therapeutics, Inc. (a)	490,466	14,321,607
Aegerion Pharmaceuticals, Inc. (a)	220,597	15,653,563
Alexion Pharmaceuticals, Inc. (a)	118,062	15,709,330
Alkermes PLC (a)	369,643	15,029,684
Alnylam Pharmaceuticals, Inc. (a)	245,718	15,807,039
AMAG Pharmaceuticals, Inc. (a)	237,598	5,766,503
Amgen, Inc.	130,239	14,868,084
Anacor Pharmaceuticals, Inc. (a)(b)	442,446	7,424,244
Arena Pharmaceuticals, Inc. (a)(b)	2,626,313	15,363,931
ARIAD Pharmaceuticals, Inc. (a)(b)	3,659,661	24,958,888
Array BioPharma, Inc. (a)(b)	2,920,441	14,631,409
Biogen Idec, Inc. (a)	52,988	14,823,393
BioMarin Pharmaceutical, Inc. (a)	210,045	14,759,862
Celgene Corp. (a)	88,519	14,956,170
Celldex Therapeutics, Inc. (a)(b)	648,452	15,699,023
Cepheid, Inc. (a)(b)	330,382	15,435,447
Clovis Oncology, Inc. (a)	277,252	16,709,978
Cubist Pharmaceuticals, Inc. (a)	232,603	16,019,369
Dendreon Corp. (a)(b)	4,404,856	13,170,519
Dynavax Technologies Corp. (a)(b)	5,254,842	10,299,490
Emergent Biosolutions, Inc. (a)	208,930	4,803,301
Exact Sciences Corp. (a)(b)	1,202,839	14,061,188
Exelixis, Inc. (a)(b)	2,508,934	15,379,765
Galena Biopharma, Inc. (a)(b)	3,527,100	17,494,416
Genomic Health, Inc. (a)(b)	306,858	8,981,734
Geron Corp. (a)(b)	3,061,250	14,510,325
Gilead Sciences, Inc. (a)	204,527	15,370,204
Halozyme Therapeutics, Inc. (a)(b)	1,114,678	16,709,023
Idenix Pharmaceuticals, Inc. (a)(b)	2,343,060	14,011,499
ImmunoGen, Inc. (a)(b)	1,016,894	14,917,835
Incyte Corp. (a)	298,673	15,121,814
Infinity Pharmaceuticals, Inc. (a)(b)	1,126,672	15,559,340
Inovio Pharmaceuticals, Inc. (a)(b)	7,374,868	21,387,117
Insmed, Inc. (a)(b)	926,563	15,760,837
Intercept Pharmaceuticals, Inc. (a)(b)	232,112	15,848,607
InterMune, Inc. (a)(b)	1,048,260	15,440,870
Ironwood Pharmaceuticals, Inc. (a)(b)	1,373,664	15,948,239
Isis Pharmaceuticals, Inc. (a)(b)	393,138	15,662,618
Keryx Biopharmaceuticals, Inc. (a)(b)	1,199,877	15,538,407
KYTHERA Biopharmaceuticals, Inc. (a)(b)	370,818	13,812,971
Lexicon Pharmaceuticals, Inc. (a)(b)	3,131,262	5,636,272
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	278,450	14,646,470
MannKind Corp. (a)(b)	2,932,188	15,276,699
Medivation, Inc. (a)	231,306	14,761,949
Momenta Pharmaceuticals, Inc. (a)	638,882	11,295,434
Myriad Genetics, Inc. (a)(b)	610,256	12,803,171
Neurocrine Biosciences, Inc. (a)(b)	1,573,549	14,696,948
Novavax, Inc. (a)	3,773,192	19,318,743
NPS Pharmaceuticals, Inc. (a)	591,397	17,954,813
Opko Health, Inc. (a)(b)	1,627,906	13,739,527
Orexigen Therapeutics, Inc. (a)	2,616,866	14,732,956
Organovo Holdings, Inc. (a)(b)	1,563,408	17,306,927
Pharmacyclics, Inc. (a)	135,347	14,317,006
Puma Biotechnology, Inc. (a)	167,982	17,391,176
Raptor Pharmaceutical Corp. (a)(b)	1,074,470	13,989,599
Regeneron Pharmaceuticals, Inc. (a)	54,211	14,921,036
Repligen Corp. (a)	599,680	8,179,635
Sangamo Biosciences, Inc. (a)(b)	1,197,830	16,637,859
Sarepta Therapeutics, Inc. (a)(b)	740,076	15,075,348
Seattle Genetics, Inc. (a)(b)	363,110	14,484,458
Spectrum Pharmaceuticals, Inc. (a)(b)	1,421,819	12,583,098
Synageva BioPharma Corp. (a)(b)	225,121	14,569,831
TESARO, Inc. (a)(b)	370,789	10,471,081
Theravance, Inc. (a)(b)	409,889	14,612,543
United Therapeutics Corp. (a)(b)	165,604	18,726,500
Vertex Pharmaceuticals, Inc. (a)	224,072	16,648,550
ZIOPHARM Oncology, Inc. (a)(b)	2,224,183	9,652,954

TOTAL COMMON STOCKS —
(Cost $956,492,341)		1,003,498,935

SHORT TERM INVESTMENTS — 24.6%
MONEY MARKET FUNDS — 24.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	246,847,243	246,847,243
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	545,641	545,641

TOTAL SHORT TERM INVESTMENTS —
(Cost $247,392,884)		247,392,884

TOTAL INVESTMENTS — 124.5% (f)
(Cost $1,203,885,225)		1,250,891,819
OTHER ASSETS & LIABILITIES — (24.5)%		(246,514,978)

NET ASSETS — 100.0%		$1,004,376,841

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 79.6%
Abaxis, Inc. (a)(b)	9,332	$373,467
Abbott Laboratories	13,612	521,748
ABIOMED, Inc. (a)(b)	18,557	496,214
Accuray, Inc. (a)(b)	46,167	402,115
Analogic Corp. (b)	3,138	277,901
ArthroCare Corp. (a)(b)	5,271	212,105
Baxter International, Inc.	7,464	519,121
Becton, Dickinson and Co. (b)	4,691	518,309
Boston Scientific Corp. (a)	43,501	522,882
C.R. Bard, Inc. (b)	3,702	495,846
Cantel Medical Corp. (b)	5,242	177,756
Cardiovascular Systems, Inc. (a)	9,195	315,296
CareFusion Corp. (a)	12,800	509,696
CONMED Corp. (b)	4,786	203,405
Covidien PLC (b)	7,529	512,725
Cyberonics, Inc. (a)(b)	7,590	497,221
Cynosure, Inc. (Class A) (a)(b)	14,404	384,299
DexCom, Inc. (a)(b)	14,362	508,558
Edwards Lifesciences Corp. (a)(b)	8,064	530,289
GenMark Diagnostics, Inc. (a)(b)	14,386	191,478
Globus Medical, Inc. (Class A) (a)	26,160	527,909
Greatbatch, Inc. (a)	4,881	215,935
HeartWare International, Inc. (a)(b)	5,438	510,954
Hill-Rom Holdings, Inc. (b)	12,313	509,019
Hologic, Inc. (a)(b)	22,511	503,121
IDEXX Laboratories, Inc. (a)(b)	4,837	514,512
Insulet Corp. (a)(b)	13,582	503,892
Integra LifeSciences Holdings Corp. (a)(b)	10,037	478,865
Intuitive Surgical, Inc. (a)(b)	1,365	524,269
Invacare Corp. (b)	8,427	195,591
Masimo Corp. (a)(b)	12,786	373,735
Medtronic, Inc.	8,865	508,762
Natus Medical, Inc. (a)	10,006	225,135
NuVasive, Inc. (a)(b)	15,591	504,057
NxStage Medical, Inc. (a)(b)	25,782	257,820
Orthofix International NV (a)	9,513	217,087
Quidel Corp. (a)(b)	7,461	230,470
ResMed, Inc. (b)	10,665	502,108
Rockwell Medical, Inc. (a)	37,198	388,347
Sirona Dental Systems, Inc. (a)(b)	7,295	512,109
St. Jude Medical, Inc. (b)	8,544	529,301
STERIS Corp.	10,872	522,400
Stryker Corp. (b)	6,924	520,269
Teleflex, Inc. (b)	5,250	492,765
Thoratec Corp. (a)	13,756	503,470
Tornier NV (a)	16,086	302,256
Varian Medical Systems, Inc. (a)(b)	6,480	503,431
Volcano Corp. (a)(b)	23,273	508,515
Wright Medical Group, Inc. (a)(b)	16,928	519,859
Zimmer Holdings, Inc.	5,474	510,122

		21,286,516

HEALTH CARE SUPPLIES — 20.4%
Alere, Inc. (a)(b)	14,447	522,981
Align Technology, Inc. (a)	9,127	521,608
Antares Pharma, Inc. (a)(b)	96,740	433,395
DENTSPLY International, Inc.	10,357	502,107
Endologix, Inc. (a)(b)	19,195	334,761
Haemonetics Corp. (a)(b)	11,451	482,431
ICU Medical, Inc. (a)(b)	7,456	475,022
Meridian Bioscience, Inc. (b)	6,905	183,190
Merit Medical Systems, Inc. (a)(b)	10,253	161,382
Neogen Corp. (a)(b)	5,212	238,188
Spectranetics Corp. (a)(b)	11,530	288,250
The Cooper Cos., Inc.	4,081	505,391
Unilife Corp. (a)(b)	62,682	275,801
West Pharmaceutical Services, Inc. (b)	10,394	509,930

		5,434,437

TOTAL COMMON STOCKS —
(Cost $20,962,936)		26,720,953

SHORT TERM INVESTMENTS — 24.4%
MONEY MARKET FUNDS — 24.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,521,310	6,521,310
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	7,379	7,379

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,528,689)		6,528,689

TOTAL INVESTMENTS — 124.4% (f)
(Cost $27,491,625)		33,249,642
OTHER ASSETS & LIABILITIES — (24.4)%		(6,514,757)

NET ASSETS — 100.0%		$26,734,885

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE DISTRIBUTORS — 15.8%
AmerisourceBergen Corp. (a)	20,149	$1,416,676
Cardinal Health, Inc.	20,999	1,402,943
Henry Schein, Inc. (a)(b)	12,306	1,406,084
McKesson Corp.	8,763	1,414,348
MWI Veterinary Supply, Inc. (a)(b)	5,938	1,012,963
Owens & Minor, Inc. (a)	38,796	1,418,382
Patterson Cos., Inc. (a)	34,189	1,408,587
PharMerica Corp. (a)(b)	23,986	515,699

		9,995,682

HEALTH CARE FACILITIES — 29.5%
Acadia Healthcare Co., Inc. (a)(b)	24,902	1,178,612
AmSurg Corp. (a)(b)	12,120	556,550
Brookdale Senior Living, Inc. (b)	51,329	1,395,122
Capital Senior Living Corp. (a)(b)	26,680	640,053
Community Health Systems, Inc. (a)(b)	35,085	1,377,788
Emeritus Corp. (a)(b)	43,171	933,789
Hanger, Inc. (a)(b)	19,488	766,658
HCA Holdings, Inc. (b)	29,451	1,405,107
Health Management Associates, Inc. (Class A) (a)(b)	106,420	1,394,102
HealthSouth Corp. (a)	39,249	1,307,777
Kindred Healthcare, Inc. (a)	48,118	949,849
LifePoint Hospitals, Inc. (b)	27,203	1,437,407
Select Medical Holdings Corp. (a)	68,037	789,910
Tenet Healthcare Corp. (a)(b)	34,189	1,440,041
The Ensign Group, Inc. (a)	7,527	333,220
Universal Health Services, Inc. (Class B)	16,958	1,378,007
VCA Antech, Inc. (b)	46,004	1,442,685

		18,726,677

HEALTH CARE SERVICES — 32.2%
Accretive Health, Inc. (a)(b)	57,661	528,175
Air Methods Corp. (a)(b)	25,122	1,465,366
Amedisys, Inc. (a)(b)	66,125	967,409
AMN Healthcare Services, Inc. (b)	39,946	587,206
Bio-Reference Laboratories, Inc. (a)(b)	40,820	1,042,543
BioScrip, Inc. (a)(b)	211,210	1,562,954
Chemed Corp. (a)	18,510	1,418,236
DaVita HealthCare Partners, Inc. (b)	22,872	1,449,399
ExamWorks Group, Inc. (a)(b)	25,200	752,724
Express Scripts Holding Co. (b)	20,703	1,454,179
Healthways, Inc. (a)(b)	100,966	1,549,828
IPC The Hospitalist Co. (a)(b)	9,121	541,696
Laboratory Corp. of America Holdings (a)(b)	15,474	1,413,860
Landauer, Inc. (a)	3,721	195,762
MEDNAX, Inc. (a)(b)	25,529	1,362,738
Omnicare, Inc. (a)	23,262	1,404,094
Quest Diagnostics, Inc. (a)	25,447	1,362,432
Team Health Holdings, Inc. (b)	29,866	1,360,396

		20,418,997

MANAGED HEALTH CARE — 22.3%
Aetna, Inc.	21,212	1,454,931
Centene Corp. (a)(b)	23,953	1,412,029
CIGNA Corp.	16,567	1,449,281
Health Net, Inc. (a)(b)	48,410	1,436,325
Humana, Inc. (a)	13,804	1,424,849
Magellan Health Services, Inc. (b)	19,896	1,191,969
Molina Healthcare, Inc. (a)(b)	41,182	1,431,074
UnitedHealth Group, Inc.	19,569	1,473,546
WellCare Health Plans, Inc. (a)(b)	20,181	1,421,146
WellPoint, Inc. (a)	15,717	1,452,094

		14,147,244

TOTAL COMMON STOCKS —
(Cost $53,391,940)		63,288,600

SHORT TERM INVESTMENTS — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,095,308	18,095,308
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	101,731	101,731

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,197,039)		18,197,039

TOTAL INVESTMENTS — 128.5% (f)
(Cost $71,588,979)		81,485,639
OTHER ASSETS & LIABILITIES — (28.5)%		(18,086,443)

NET ASSETS — 100.0%		$63,399,196

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 27.9%
A.O. Smith Corp.	1,108,460	$59,790,332
Allegion PLC (a)	1,345,442	59,455,082
Armstrong World Industries, Inc. (a)	1,063,847	61,288,226
Fortune Brands Home & Security, Inc.	1,368,912	62,559,278
Lennox International, Inc.	722,208	61,431,013
Masco Corp.	2,734,439	62,263,176
Owens Corning (a)	1,505,898	61,320,167
Simpson Manufacturing Co., Inc. (b)	614,441	22,568,418
Trex Co., Inc. (a)	618,080	49,155,902
USG Corp. (a)	2,262,452	64,208,388

		564,039,982

HOME FURNISHINGS — 8.0%
La-Z-Boy, Inc.	1,172,668	36,352,708
Leggett & Platt, Inc. (b)	1,996,259	61,764,253
Tempur Sealy International, Inc. (a)(b)	1,168,033	63,027,061

		161,144,022

HOME FURNISHING RETAIL — 18.0%
Aaron’s, Inc. (b)	2,028,934	59,650,660
Bed Bath & Beyond, Inc. (a)	760,500	61,068,150
Pier 1 Imports, Inc.	2,788,192	64,351,471
Restoration Hardware Holdings, Inc. (a)	891,821	60,019,553
Select Comfort Corp. (a)(b)(c)	2,912,432	61,423,191
Williams-Sonoma, Inc.	999,459	58,248,471

		364,761,496

HOME IMPROVEMENT RETAIL — 9.3%
Lowe’s Cos., Inc.	1,235,250	61,206,637
Lumber Liquidators Holdings, Inc. (a)(b)	650,290	66,908,338
The Home Depot, Inc.	736,538	60,646,539

		188,761,514

HOMEBUILDING — 29.5%
D.R. Horton, Inc. (a)(b)	3,069,115	68,502,647
Lennar Corp. (Class A)	1,662,584	65,771,823
M.D.C. Holdings, Inc. (a)(b)	2,018,324	65,070,766
M/I Homes, Inc. (a)	967,549	24,624,122
NVR, Inc. (a)	61,349	62,944,687
Pulte Group, Inc.	3,227,375	65,741,629
Standard Pacific Corp. (a)(b)	7,228,620	65,419,011
Taylor Morrison Home Corp. (Class A) (a)(c)	2,028,718	45,544,719
The Ryland Group, Inc. (b)	1,512,939	65,676,682
Toll Brothers, Inc. (a)	1,785,524	66,064,388

		595,360,474

HOUSEHOLD APPLIANCES — 4.1%
Helen of Troy, Ltd. (a)	428,158	21,198,103
Whirlpool Corp.	390,918	61,319,397

		82,517,500

HOUSEHOLD DURABLES — 3.1%
Mohawk Industries, Inc. (a)	416,769	62,056,904

TOTAL COMMON STOCKS —
(Cost $1,874,459,532)		2,018,641,892

SHORT TERM INVESTMENTS — 5.0%
MONEY MARKET FUNDS — 5.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	98,680,817	98,680,817
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	2,340,801	2,340,801

TOTAL SHORT TERM INVESTMENTS —
(Cost $101,021,618)		101,021,618

TOTAL INVESTMENTS — 104.9% (g)
(Cost $1,975,481,150)		2,119,663,510
OTHER ASSETS & LIABILITIES — (4.9)%		(98,227,371)

NET ASSETS — 100.0%		$2,021,436,139

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.9%
Alcoa, Inc. (a)	1,852,957	$19,696,933
Century Aluminum Co. (b)	860,635	9,002,242
Kaiser Aluminum Corp.	260,886	18,324,633

		47,023,808

COAL & CONSUMABLE FUELS — 16.7%
Alpha Natural Resources, Inc. (a)(b)	2,788,212	19,907,834
Arch Coal, Inc. (a)	4,246,137	18,895,310
Cloud Peak Energy, Inc. (b)	749,412	13,489,416
CONSOL Energy, Inc.	473,927	18,028,183
Peabody Energy Corp.	957,178	18,693,686
Solazyme, Inc. (a)(b)	972,313	10,588,488

		99,602,917

DIVERSIFIED METALS & MINING — 22.2%
AMCOL International Corp.	106,275	3,611,225
Compass Minerals International, Inc.	181,220	14,506,661
Freeport-McMoRan Copper & Gold, Inc.	513,153	19,366,394
Globe Specialty Metals, Inc.	494,110	8,898,921
Horsehead Holding Corp. (a)(b)	426,858	6,919,368
Materion Corp.	97,506	3,008,060
Molycorp, Inc. (a)(b)	3,855,873	21,670,006
RTI International Metals, Inc. (b)	169,824	5,809,679
SunCoke Energy, Inc. (b)	418,408	9,543,887
US Silica Holdings, Inc.	545,685	18,613,315
Walter Energy, Inc. (a)	1,222,865	20,336,245

		132,283,761

GOLD — 9.1%
Allied Nevada Gold Corp. (a)(b)(c)	5,323,788	18,899,447
Newmont Mining Corp.	756,951	17,432,582
Royal Gold, Inc. (a)	388,801	17,912,062

		54,244,091

PRECIOUS METALS & MINERALS — 10.6%
Coeur Mines, Inc. (b)	1,691,101	18,348,446
Hecla Mining Co. (a)	6,352,956	19,567,105
McEwen Mining, Inc. (a)(b)	4,353,824	8,533,495
Stillwater Mining Co. (b)	1,360,107	16,783,720

		63,232,766

STEEL — 33.3%
AK Steel Holding Corp. (a)(b)	2,956,631	24,244,374
Allegheny Technologies, Inc.	537,770	19,160,745
Carpenter Technology Corp.	292,746	18,208,801
Cliffs Natural Resources, Inc. (a)	749,536	19,645,339
Commercial Metals Co.	870,544	17,698,160
Haynes International, Inc.	42,308	2,337,094
Nucor Corp.	341,579	18,233,487
Reliance Steel & Aluminum Co.	243,611	18,475,458
Schnitzer Steel Industries, Inc. (Class A) (a)	254,861	8,326,309
Steel Dynamics, Inc.	938,320	18,334,773
United States Steel Corp. (a)	645,281	19,035,789
Worthington Industries, Inc.	341,201	14,357,738

		198,058,067

TOTAL COMMON STOCKS —
(Cost $823,783,654)		594,445,410

SHORT TERM INVESTMENTS — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	95,142,407	95,142,407
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	496,810	496,810

TOTAL SHORT TERM INVESTMENTS —
(Cost $95,639,217)		95,639,217

TOTAL INVESTMENTS — 115.9% (g)
(Cost $919,422,871)		690,084,627
OTHER ASSETS & LIABILITIES — (15.9)%		(94,787,158)

NET ASSETS — 100.0%		$595,297,469

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 28.3%
Atwood Oceanics, Inc. (a)	141,770	$7,569,100
Diamond Offshore Drilling, Inc. (b)	128,907	7,337,387
Ensco PLC (Class A)	125,699	7,187,469
Helmerich & Payne, Inc.	91,055	7,655,904
Hercules Offshore, Inc. (a)	1,221,578	7,976,904
Nabors Industries, Ltd.	460,779	7,828,635
Noble Corp. PLC	198,211	7,426,966
Parker Drilling Co. (a)	398,383	3,238,854
Patterson-UTI Energy, Inc.	305,027	7,723,284
Pioneer Energy Services Corp. (a)	254,762	2,040,644
Rowan Cos. PLC (a)	215,292	7,612,725
Transocean, Ltd. (b)	150,239	7,424,811
Unit Corp. (a)	145,007	7,485,261

		88,507,944

OIL & GAS EQUIPMENT & SERVICES — 71.5%
Baker Hughes, Inc.	137,429	7,594,327
Basic Energy Services, Inc. (a)(b)	458,481	7,234,830
Bristow Group, Inc.	95,720	7,184,743
C&J Energy Services, Inc. (a)(b)	256,568	5,926,721
Cameron International Corp. (a)	129,104	7,685,561
CARBO Ceramics, Inc.	61,405	7,155,525
Core Laboratories NV	38,234	7,300,782
Dresser-Rand Group, Inc. (a)	126,088	7,518,627
Dril-Quip, Inc. (a)	67,335	7,402,137
Era Group, Inc. (a)	53,350	1,646,381
Exterran Holdings, Inc. (a)	231,406	7,914,085
FMC Technologies, Inc. (a)	140,542	7,337,698
Forum Energy Technologies, Inc. (a)	235,587	6,657,689
Geospace Technologies Corp. (a)(b)	82,180	7,793,129
Gulfmark Offshore, Inc. (Class A)	100,234	4,724,028
Halliburton Co.	146,622	7,441,066
Helix Energy Solutions Group, Inc. (a)	309,738	7,179,727
Hornbeck Offshore Services, Inc. (a)	149,950	7,382,039
ION Geophysical Corp. (a)(b)	1,422,911	4,695,606
Key Energy Services, Inc. (a)	969,760	7,661,104
Matrix Service Co. (a)	66,668	1,631,366
McDermott International, Inc. (a)(b)	902,126	8,263,474
National Oilwell Varco, Inc.	92,022	7,318,510
Newpark Resources, Inc. (a)	492,624	6,054,349
Oceaneering International, Inc.	94,154	7,426,868
Oil States International, Inc. (a)	72,378	7,362,290
RPC, Inc. (b)	301,620	5,383,917
Schlumberger, Ltd.	83,858	7,556,444
SEACOR Holdings, Inc. (a)(b)	80,367	7,329,470
Superior Energy Services, Inc. (a)	289,567	7,705,378
Tesco Corp. (a)	119,050	2,354,809
Tetra Technologies, Inc. (a)	339,532	4,196,616
Tidewater, Inc.	129,601	7,681,451
Weatherford International, Ltd. (a)	492,446	7,627,989

		223,328,736

TOTAL COMMON STOCKS —
(Cost $291,212,445)		311,836,680

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	23,973,698	23,973,698
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	600,385	600,385

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,574,083)		24,574,083

TOTAL INVESTMENTS — 107.7% (f)
(Cost $315,786,528)		336,410,763
OTHER ASSETS & LIABILITIES — (7.7)%		(24,029,740)

NET ASSETS — 100.0%		$312,381,023

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 7.8%
Chevron Corp.	92,205	$11,517,327
ConocoPhillips	159,270	11,252,426
Exxon Mobil Corp.	116,031	11,742,337
Hess Corp.	140,163	11,633,529
Marathon Oil Corp.	308,884	10,903,605
Occidental Petroleum Corp.	121,395	11,544,664

		68,593,888

OIL & GAS EXPLORATION & PRODUCTION — 74.9%
Anadarko Petroleum Corp.	141,146	11,195,701
Apache Corp.	128,392	11,034,008
Approach Resources, Inc. (a)(b)	571,838	11,030,755
Athlon Energy, Inc. (a)	364,864	11,037,136
Bill Barrett Corp. (a)(b)	422,702	11,319,960
Bonanza Creek Energy, Inc. (a)	252,093	10,958,483
Cabot Oil & Gas Corp.	306,124	11,865,366
Carrizo Oil & Gas, Inc. (a)	264,418	11,837,994
Chesapeake Energy Corp.	409,519	11,114,346
Cimarex Energy Co.	113,415	11,898,368
Cobalt International Energy, Inc. (a)	687,746	11,313,422
Comstock Resources, Inc. (b)	637,017	11,651,041
Concho Resources, Inc. (a)	110,475	11,931,300
Contango Oil & Gas Co. (a)	104,148	4,922,034
Continental Resources, Inc. (a)(b)	104,697	11,780,506
Denbury Resources, Inc. (a)	692,023	11,369,938
Devon Energy Corp.	186,700	11,551,129
Diamondback Energy, Inc. (a)	247,225	13,068,314
Energen Corp.	166,500	11,779,875
Energy XXI Bermuda, Ltd. (b)	432,019	11,690,434
EOG Resources, Inc.	69,471	11,660,013
EPL Oil & Gas, Inc. (a)	428,491	12,211,994
EQT Corp.	126,249	11,334,635
EXCO Resources, Inc. (b)	2,209,701	11,733,512
Forest Oil Corp. (a)	3,132,592	11,308,657
Goodrich Petroleum Corp. (a)(b)	662,603	11,277,503
Gulfport Energy Corp. (a)	197,351	12,462,716
Halcon Resources Corp. (a)(b)	2,917,815	11,262,766
Kodiak Oil & Gas Corp. (a)	1,060,195	11,884,786
Kosmos Energy, Ltd. (a)	843,951	9,435,372
Laredo Petroleum Holdings, Inc. (a)	429,723	11,899,030
Magnum Hunter Resources Corp. (a)(b)	1,725,287	12,611,848
Matador Resources Co. (a)	592,297	11,040,416
Murphy Oil Corp.	175,598	11,392,798
Newfield Exploration Co. (a)	473,423	11,660,409
Noble Energy, Inc.	161,044	10,968,707
Northern Oil and Gas, Inc. (a)(b)	746,221	11,245,550
Oasis Petroleum, Inc. (a)	249,255	11,707,507
PDC Energy, Inc. (a)	201,720	10,735,538
Penn Virginia Corp. (a)	1,127,269	10,630,147
Pioneer Natural Resources Co.	61,521	11,324,170
QEP Resources, Inc.	360,332	11,044,176
Range Resources Corp.	138,710	11,694,640
Resolute Energy Corp. (a)(b)	1,195,349	10,794,001
Rex Energy Corp. (a)	563,627	11,109,088
Rosetta Resources, Inc. (a)	230,983	11,096,423
Sanchez Energy Corp. (a)(b)	470,991	11,543,989
SandRidge Energy, Inc. (a)(b)	2,044,117	12,407,790
SM Energy Co.	138,695	11,526,941
Southwestern Energy Co. (a)	286,600	11,271,978
Stone Energy Corp. (a)	350,929	12,138,634
Swift Energy Co. (a)(b)	893,255	12,058,943
Synergy Resources Corp. (a)	1,116,516	10,338,938
Triangle Petroleum Corp. (a)(b)	1,212,599	10,088,824
Ultra Petroleum Corp. (a)(b)	523,281	11,329,034
VAALCO Energy, Inc. (a)	747,699	5,151,646
W&T Offshore, Inc. (b)	719,940	11,519,040
Whiting Petroleum Corp. (a)	187,297	11,588,065
WPX Energy, Inc. (a)	581,328	11,847,465

		662,687,799

OIL & GAS REFINING & MARKETING — 17.2%
Clean Energy Fuels Corp. (a)(b)	901,994	11,617,683
CVR Energy, Inc. (b)	294,347	12,783,490
Delek US Holdings, Inc.	366,464	12,610,026
Green Plains Renewable Energy, Inc. (b)	649,692	12,597,528
HollyFrontier Corp.	244,036	12,126,149
Marathon Petroleum Corp.	129,815	11,907,930
PBF Energy, Inc. (b)	375,688	11,819,144
Phillips 66	154,483	11,915,274
Rentech, Inc. (a)(b)	4,040,159	7,070,278
Tesoro Corp.	196,449	11,492,267
Valero Energy Corp.	239,688	12,080,275
Western Refining, Inc. (b)	288,275	12,225,743
World Fuel Services Corp. (b)	265,200	11,446,032

		151,691,819

TOTAL COMMON STOCKS —
(Cost $1,005,197,264)		882,973,506

RIGHTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
EXCO Resources, Inc. (expiring 1/9/14) (a) (Cost $0)	1,685,546	269,688

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 4/15/16) (a)(b)(d) (Cost $0)	273,091	0

SHORT TERM INVESTMENTS — 13.6%
MONEY MARKET FUNDS — 13.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	119,587,180	119,587,180
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	693,423	693,423

TOTAL SHORT TERM INVESTMENTS —
(Cost $120,280,603)		120,280,603

TOTAL INVESTMENTS — 113.5% (h)
(Cost $1,125,477,867)		1,003,523,797
OTHER ASSETS & LIABILITIES — (13.5)%		(119,411,076)

NET ASSETS — 100.0%		$884,112,721

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
AbbVie, Inc.	459,836	$24,283,939
Actavis PLC (a)	150,709	25,319,112
Akorn, Inc. (a)(b)	901,660	22,207,886
Allergan, Inc.	249,401	27,703,463
Auxilium Pharmaceuticals, Inc. (a)(b)	910,303	18,879,684
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	6,180,721	20,767,223
Bristol-Myers Squibb Co.	474,707	25,230,677
Cadence Pharmaceuticals, Inc. (a)	551,000	4,986,550
DepoMed, Inc. (a)	565,700	5,985,106
Eli Lilly & Co.	487,642	24,869,742
Endo Health Solutions, Inc. (a)	377,111	25,439,908
Forest Laboratories, Inc. (a)	434,285	26,070,129
Hi-Tech Pharmacal Co., Inc. (a)	156,112	6,773,700
Hospira, Inc. (a)	603,861	24,927,382
Impax Laboratories, Inc. (a)	603,150	15,163,191
Jazz Pharmaceuticals PLC (a)	210,322	26,618,352
Johnson & Johnson	263,612	24,144,223
Mallinckrodt PLC (a)(b)	459,185	23,997,008
Merck & Co., Inc.	497,771	24,913,439
Mylan, Inc. (a)	576,438	25,017,409
Nektar Therapeutics (a)	1,907,981	21,655,584
Pacira Pharmaceuticals, Inc. (a)	480,996	27,652,460
Perrigo Co. PLC	158,640	24,344,894
Pfizer, Inc.	796,170	24,386,687
Prestige Brands Holdings, Inc. (a)	396,600	14,198,280
Questcor Pharmaceuticals, Inc. (b)	451,749	24,597,733
Repros Therapeutics, Inc. (a)(b)(c)	1,335,163	24,433,483
Salix Pharmaceuticals, Ltd. (a)	286,513	25,768,979
The Medicines Co. (a)	652,831	25,212,333
ViroPharma, Inc. (a)	484,220	24,138,367
VIVUS, Inc. (a)(b)	2,472,567	22,450,908
Zoetis, Inc.	762,614	24,929,853

TOTAL COMMON STOCKS —
(Cost $583,001,511)		707,067,684

SHORT TERM INVESTMENTS — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	57,328,686	57,328,686
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	28,392	28,392

TOTAL SHORT TERM INVESTMENTS —
(Cost $57,357,078)		57,357,078

TOTAL INVESTMENTS — 108.0% (g)
(Cost $640,358,589)		764,424,762
OTHER ASSETS & LIABILITIES — (8.0)%		(56,341,057)

NET ASSETS — 100.0%		$708,083,705

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Affiliated issuer. (Note 3)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 25.6%
Abercrombie & Fitch Co. (Class A) (a)	345,857	$11,382,154
Aeropostale, Inc. (a)(b)	1,354,151	12,309,233
American Eagle Outfitters, Inc.	778,847	11,215,397
ANN, Inc. (b)	310,468	11,350,710
Ascena Retail Group, Inc. (b)	554,270	11,728,353
Brown Shoe Co., Inc.	439,149	12,357,653
Chico’s FAS, Inc.	594,811	11,206,239
DSW, Inc. (Class A)	257,217	10,990,882
Express, Inc. (b)	606,348	11,320,517
Foot Locker, Inc.	284,343	11,783,174
Francesca’s Holdings Corp. (a)(b)	651,299	11,990,415
Genesco, Inc. (b)	156,608	11,441,780
Guess?, Inc. (a)	359,128	11,158,107
Jos. A. Bank Clothiers, Inc. (b)	195,187	10,682,585
L Brands, Inc.	180,605	11,170,419
Ross Stores, Inc.	153,660	11,513,744
Stage Stores, Inc. (a)	524,856	11,662,300
The Buckle, Inc. (a)	220,633	11,596,470
The Cato Corp. (Class A)	192,470	6,120,546
The Children’s Place Retail Stores, Inc. (b)	206,203	11,747,385
The Finish Line, Inc. (Class A)	441,382	12,433,731
The Gap, Inc.	286,777	11,207,245
The Men’s Wearhouse, Inc.	213,286	10,894,649
TJX Cos., Inc.	180,605	11,509,957
Urban Outfitters, Inc. (b)	308,356	11,440,008
Zumiez, Inc. (a)(b)	451,369	11,735,594

		293,949,247

AUTOMOTIVE RETAIL — 13.4%
Advance Auto Parts, Inc.	100,639	11,138,725
Asbury Automotive Group, Inc. (b)	213,286	11,461,990
AutoNation, Inc. (b)	220,574	10,960,322
AutoZone, Inc. (b)	23,825	11,386,920
CarMax, Inc. (b)	216,622	10,185,566
CST Brands, Inc. (a)	329,407	12,095,825
Group 1 Automotive, Inc. (a)	159,985	11,362,135
Lithia Motors, Inc. (Class A)	163,145	11,325,526
Monro Muffler Brake, Inc.	213,120	12,011,443
Murphy USA, Inc. (b)	260,844	10,840,677
O’Reilly Automotive, Inc. (b)	87,109	11,211,799
Penske Automotive Group, Inc.	248,141	11,702,330
Pep Boys-Manny, Moe & Jack (b)	624,635	7,583,069
Sonic Automotive, Inc. (Class A)	461,936	11,308,193

		154,574,520

CATALOG RETAIL — 1.0%
HSN, Inc.	181,923	11,333,803

COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	272,480	10,866,502
GameStop Corp. (Class A) (a)	233,422	11,498,368
Rent-A-Center, Inc.	330,854	11,030,672

		33,395,542

DEPARTMENT STORES — 6.1%
Dillard’s, Inc. (Class A)	119,563	11,622,719
J.C. Penney Co., Inc. (a)(b)	1,287,880	11,784,102
Kohl’s Corp.	203,983	11,576,035
Macy’s, Inc.	214,727	11,466,422
Nordstrom, Inc. (a)	183,800	11,358,840
Sears Holdings Corp. (a)(b)	243,271	11,930,010

		69,738,128

DRUG RETAIL — 2.9%
CVS Caremark Corp.	163,770	11,721,019
Rite Aid Corp. (b)	1,984,882	10,043,503
Walgreen Co.	193,639	11,122,624

		32,887,146

FOOD RETAIL — 8.8%
Casey’s General Stores, Inc.	156,041	10,961,880
Harris Teeter Supermarkets, Inc.	223,610	11,035,153
Safeway, Inc.	329,407	10,728,786
Sprouts Farmers Market, Inc. (a)(b)	304,052	11,684,718
SUPERVALU, Inc. (a)(b)	1,721,652	12,550,843
Susser Holdings Corp. (a)(b)	173,742	11,378,364
The Fresh Market, Inc. (a)(b)	275,893	11,173,666
The Kroger Co.	276,371	10,924,946
Whole Foods Market, Inc.	197,214	11,404,886

		101,843,242

GENERAL MERCHANDISE STORES — 7.3%
Big Lots, Inc. (b)	357,036	11,528,692
Conn’s, Inc. (b)	147,909	11,653,750
Dollar General Corp. (b)	182,568	11,012,502
Dollar Tree, Inc. (b)	198,140	11,179,059
Family Dollar Stores, Inc.	172,715	11,221,294
Fred’s, Inc. (Class A)	237,545	4,399,333
Target Corp.	177,049	11,201,890
Tuesday Morning Corp. (b)	714,605	11,405,096

		83,601,616

HYPERMARKETS & SUPER CENTERS — 2.9%
Costco Wholesale Corp.	93,738	11,155,759
PriceSmart, Inc. (a)	94,922	10,967,288
Wal-Mart Stores, Inc.	141,434	11,129,442

		33,252,489

INTERNET RETAIL — 12.0%
Amazon.com, Inc. (b)	28,664	11,430,917
Blue Nile, Inc. (a)(b)	235,026	11,067,374
Expedia, Inc.	176,098	12,266,987
FTD Cos., Inc. (b)	340,500	11,093,490
Groupon, Inc. (a)(b)	1,077,804	12,685,753
HomeAway, Inc. (a)(b)	291,665	11,923,265
Netflix, Inc. (b)	29,903	11,009,387
NutriSystem, Inc.	593,889	9,763,535
Overstock.com, Inc. (b)	407,059	12,533,347
Priceline.com, Inc. (b)	9,516	11,061,398
Shutterfly, Inc. (a)(b)	231,306	11,780,415
TripAdvisor, Inc. (b)	135,613	11,232,825

		137,848,693

SPECIALIZED CONSUMER SERVICES — 0.9%
Outerwall, Inc. (a)(b)	160,418	10,791,319

SPECIALTY STORES — 16.0%
Barnes & Noble, Inc. (b)	783,661	11,715,732

See accompanying notes to financial statements.

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cabela’s, Inc. (a)(b)	181,389	$12,091,391
Dick’s Sporting Goods, Inc.	198,080	11,508,448
Five Below, Inc. (a)(b)	253,892	10,968,134
GNC Holdings, Inc. (Class A)	190,149	11,114,209
Hibbett Sports, Inc. (a)(b)	171,458	11,523,692
Office Depot, Inc. (b)	2,126,181	11,247,498
PetSmart, Inc. (a)	152,600	11,101,650
Sally Beauty Holdings, Inc. (b)	397,683	12,021,957
Signet Jewelers, Ltd.	146,230	11,508,301
Staples, Inc. (a)	715,224	11,364,909
Tiffany & Co.	123,636	11,470,948
Tractor Supply Co.	153,183	11,883,937
Ulta Salon Cosmetics & Fragrance, Inc. (b)	120,015	11,583,848
Vitamin Shoppe, Inc. (b)	206,979	10,764,978
Zale Corp. (b)	762,168	12,019,389

		183,889,021

TOTAL COMMON STOCKS —
(Cost $1,191,966,021)		1,147,104,766

SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	114,159,677	114,159,677
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	1,778,675	1,778,675

TOTAL SHORT TERM INVESTMENTS —
(Cost $115,938,352)		115,938,352

TOTAL INVESTMENTS — 109.9% (f)
(Cost $1,307,904,373)		1,263,043,118
OTHER ASSETS & LIABILITIES — (9.9)%		(113,711,411)

NET ASSETS — 100.0%		$1,149,331,707

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)(b)	568,888	$2,201,597
Altera Corp.	68,137	2,216,497
Analog Devices, Inc.	43,332	2,206,899
Applied Micro Circuits Corp. (a)(b)	185,410	2,480,786
Atmel Corp. (a)	291,166	2,279,830
Avago Technologies, Ltd.	45,975	2,431,618
Broadcom Corp. (Class A)	74,997	2,223,661
Cavium, Inc. (a)(b)	61,804	2,132,856
CEVA, Inc. (a)(b)	35,179	535,424
Cirrus Logic, Inc. (a)	107,209	2,190,280
Cree, Inc. (a)(b)	37,415	2,341,057
Cypress Semiconductor Corp. (a)(b)	219,641	2,306,230
Diodes, Inc. (a)	50,259	1,184,102
Entropic Communications, Inc. (a)(b)	118,900	560,019
Fairchild Semiconductor International, Inc. (a)	167,027	2,229,810
First Solar, Inc. (a)(b)	39,040	2,133,146
Freescale Semiconductor, Ltd. (a)	146,189	2,346,333
Hittite Microwave Corp. (a)	25,890	1,598,190
Integrated Device Technology, Inc. (a)	209,911	2,138,993
Intel Corp.	86,385	2,242,555
International Rectifier Corp. (a)	85,397	2,226,300
Intersil Corp. (Class A)	180,637	2,071,906
Lattice Semiconductor Corp. (a)	165,600	912,456
Linear Technology Corp.	48,413	2,205,212
LSI Corp.	265,423	2,924,961
Marvell Technology Group, Ltd.	159,656	2,295,853
Maxim Integrated Products, Inc.	75,720	2,113,345
Micrel, Inc.	57,114	563,715
Microchip Technology, Inc.	50,597	2,264,216
Micron Technology, Inc. (a)	91,004	1,980,247
Microsemi Corp. (a)	91,008	2,270,650
Monolithic Power Systems, Inc. (a)	64,887	2,248,983
NVIDIA Corp.	139,778	2,239,244
OmniVision Technologies, Inc. (a)(b)	129,464	2,226,781
ON Semiconductor Corp. (a)	282,200	2,325,328
PMC-Sierra, Inc. (a)	314,181	2,020,184
Power Integrations, Inc.	31,590	1,763,354
Rambus, Inc. (a)(b)	143,274	1,356,805
RF Micro Devices, Inc. (a)	416,534	2,149,315
Semtech Corp. (a)	75,999	1,921,255
Silicon Image, Inc. (a)	94,639	582,030
Silicon Laboratories, Inc. (a)	49,410	2,139,947
Skyworks Solutions, Inc. (a)	76,813	2,193,779
Spansion, Inc. (Class A) (a)(b)	128,988	1,791,643
SunPower Corp. (a)(b)	75,715	2,257,064
Synaptics, Inc. (a)	42,399	2,196,692
Texas Instruments, Inc.	50,054	2,197,871
TriQuint Semiconductor, Inc. (a)	263,713	2,199,366
Xilinx, Inc.	48,476	2,226,018

TOTAL COMMON STOCKS —
(Cost $97,043,462)		97,844,403

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,350,288	7,350,288
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	22,803	22,803

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,373,091)		7,373,091

TOTAL INVESTMENTS — 107.5% (f)
(Cost $104,416,553)		105,217,494
OTHER ASSETS & LIABILITIES — (7.5)%		(7,343,935)

NET ASSETS — 100.0%		$97,873,559

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 29.0%
ACI Worldwide, Inc. (a)	2,904	$188,760
Adobe Systems, Inc. (a)	2,936	175,808
Advent Software, Inc. (b)	5,185	181,423
Ansys, Inc. (a)(b)	2,125	185,300
Aspen Technology, Inc. (a)(b)	4,513	188,643
Autodesk, Inc. (a)	3,745	188,486
Blackbaud, Inc.	5,248	197,587
Bottomline Technologies, Inc. (a)(b)	5,383	194,649
BroadSoft, Inc. (a)(b)	7,324	200,238
Cadence Design Systems, Inc. (a)(b)	13,130	184,083
Citrix Systems, Inc. (a)(b)	3,083	195,000
Compuware Corp.	16,253	182,196
Comverse, Inc. (a)(b)	4,853	188,296
Concur Technologies, Inc. (a)(b)	1,916	197,693
Ebix, Inc. (b)	12,825	188,784
Ellie Mae, Inc. (a)(b)	6,785	182,313
FactSet Research Systems, Inc. (b)	1,535	166,670
Fair Isaac Corp. (b)	3,137	197,129
Guidewire Software, Inc. (a)(b)	3,924	192,551
Informatica Corp. (a)(b)	4,591	190,526
Interactive Intelligence Group (a)	2,828	190,494
Intuit, Inc. (b)	2,383	181,871
Jive Software, Inc. (a)(b)	17,914	201,532
Manhattan Associates, Inc. (a)(b)	1,493	175,398
Mentor Graphics Corp. (b)	7,923	190,707
MicroStrategy, Inc. (a)(b)	1,440	178,906
Monotype Imaging Holdings, Inc. (b)	6,117	194,888
Netscout Systems, Inc. (a)	6,410	189,672
Nuance Communications, Inc. (a)(b)	12,564	190,973
Pegasystems, Inc. (b)	3,751	184,474
PROS Holdings, Inc. (a)(b)	3,832	152,897
PTC, Inc. (a)	5,545	196,238
QLIK Technologies, Inc. (a)	7,280	193,866
RealPage, Inc. (a)(b)	8,185	191,365
Salesforce.com, Inc. (a)(b)	3,497	192,999
SolarWinds, Inc. (a)(b)	5,028	190,209
Solera Holdings, Inc.	2,612	184,825
Splunk, Inc. (a)(b)	2,640	181,289
SS&C Technologies Holdings, Inc. (a)	4,539	200,896
Synchronoss Technologies, Inc. (a)(b)	5,993	186,202
Synopsys, Inc. (a)	4,688	190,192
Tangoe, Inc. (a)(b)	11,402	205,350
TIBCO Software, Inc. (a)(b)	7,400	166,352
TiVo, Inc. (a)(b)	14,430	189,322
Tyler Technologies, Inc. (a)(b)	1,780	181,791
Ultimate Software Group, Inc. (a)(b)	1,211	185,549
Verint Systems, Inc. (a)	4,401	188,979
VirnetX Holding Corp. (a)(b)	9,633	186,977
Workday, Inc. (Class A) (a)(b)	2,235	185,863

		9,196,211

DATA PROCESSING & OUTSOURCED SERVICES — 18.8%
Alliance Data Systems Corp. (a)(b)	713	187,469
Automatic Data Processing, Inc.	2,321	187,560
Broadridge Financial Solutions, Inc.	4,634	183,136
Cardtronics, Inc. (a)(b)	4,268	185,445
Computer Sciences Corp.	3,417	190,942
Convergys Corp. (b)	8,966	188,734
CoreLogic, Inc. (a)	5,229	185,786
CSG Systems International, Inc. (b)	6,234	183,280
DST Systems, Inc.	1,995	181,026
Euronet Worldwide, Inc. (a)	3,738	178,863
EVERTEC, Inc. (b)	7,902	194,863
ExlService Holdings, Inc. (a)(b)	6,808	188,037
Fidelity National Information Services, Inc.	3,521	189,007
Fiserv, Inc. (a)	3,197	188,783
FleetCor Technologies, Inc. (a)	1,514	177,395
Genpact, Ltd. (a)	10,158	186,602
Global Payments, Inc. (b)	2,848	185,092
Heartland Payment Systems, Inc. (b)	3,914	195,074
Jack Henry & Associates, Inc. (b)	3,127	185,150
Lender Processing Services, Inc.	5,009	187,236
Mastercard, Inc. (Class A) (b)	227	189,649
NeuStar, Inc. (Class A) (a)(b)	3,690	183,983
Paychex, Inc. (b)	4,194	190,953
Sykes Enterprises, Inc. (a)(b)	8,554	186,563
Syntel, Inc. (b)	2,046	186,084
TeleTech Holdings, Inc. (a)	6,049	144,813
The Western Union Co. (b)	10,922	188,405
Total System Services, Inc.	5,714	190,162
Vantiv, Inc. (a)(b)	6,127	199,801
VeriFone Systems, Inc. (a)	7,324	196,430
Visa, Inc. (Class A) (b)	862	191,950
WEX, Inc. (a)(b)	1,853	183,503

		5,961,776

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.2%
CoStar Group, Inc. (a)(b)	1,010	186,426
Global Cash Access Holdings, Inc. (a)	19,020	190,010

		376,436

HOME ENTERTAINMENT SOFTWARE — 2.3%
Activision Blizzard, Inc.	10,661	190,086
Electronic Arts, Inc. (a)(b)	8,046	184,575
Take-Two Interactive Software, Inc. (a)(b)	10,554	183,323
Zynga, Inc. (Class A) (a)(b)	43,500	165,300

		723,284

INTERNET SOFTWARE & SERVICES — 26.9%
Akamai Technologies, Inc. (a)	3,910	184,474
Angie’s List, Inc. (a)(b)	14,524	220,039
AOL, Inc. (a)	4,029	187,832
Bankrate, Inc. (a)(b)	10,498	188,334
Blucora, Inc. (a)(b)	6,306	183,883
comScore, Inc. (a)	6,811	194,863
Constant Contact, Inc. (a)(b)	6,624	205,808
Cornerstone OnDemand, Inc. (a)(b)	3,695	197,091
Dealertrack Technologies, Inc. (a)(b)	4,303	206,888
Demandware, Inc. (a)(b)	3,025	193,963
Digital River, Inc. (a)	10,548	195,138
EarthLink, Inc. (b)	34,919	177,039
eBay, Inc. (a)(b)	3,468	190,359
Envestnet, Inc. (a)(b)	4,893	197,188
Equinix, Inc. (a)	1,059	187,920
Facebook, Inc. (Class A) (a)	3,353	183,275

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Google, Inc. (Class A) (a)	168	$188,279
IAC/InterActiveCorp.	2,987	205,177
j2 Global, Inc. (b)	3,942	197,139
LinkedIn Corp. (Class A) (a)(b)	780	169,127
Liquidity Services, Inc. (a)(b)	8,587	194,581
LivePerson, Inc. (a)(b)	15,320	227,042
LogMeIn, Inc. (a)(b)	5,658	189,826
Marketo, Inc. (a)	5,501	203,922
Monster Worldwide, Inc. (a)(b)	31,202	222,470
Move, Inc. (a)	11,659	186,427
NIC, Inc.	7,950	197,716
OpenTable, Inc. (a)(b)	2,342	185,885
Pandora Media, Inc. (a)(b)	6,559	174,469
Rackspace Hosting, Inc. (a)(b)	5,120	200,346
Responsys, Inc. (a)	9,254	253,652
SciQuest, Inc. (a)	5,885	167,605
Shutterstock, Inc. (a)(b)	2,390	199,876
SPS Commerce, Inc. (a)(b)	2,759	180,163
Stamps.com, Inc. (a)	4,297	180,904
Textura Corp. (a)(b)	4,567	136,736
Trulia, Inc. (a)(b)	5,635	198,746
ValueClick, Inc. (a)(b)	8,445	197,360
VeriSign, Inc. (a)(b)	3,134	187,351
Web.com Group, Inc. (a)(b)	6,324	201,040
WebMD Health Corp. (a)(b)	4,843	191,299
Yahoo!, Inc. (a)	4,500	181,980
Yelp, Inc. (a)(b)	2,791	192,439
Zillow, Inc. (Class A) (a)(b)	2,386	195,008

		8,500,659

IT CONSULTING & OTHER SERVICES — 11.3%
Accenture PLC (Class A)	2,418	198,808
Acxiom Corp. (a)(b)	4,946	182,903
Booz Allen Hamilton Holding Corp. (b)	10,305	197,341
CACI International, Inc. (Class A) (a)(b)	2,475	181,219
Cognizant Technology Solutions Corp. (Class A) (a)	1,911	192,973
EPAM Systems, Inc. (a)	5,467	191,017
Forrester Research, Inc. (b)	3,645	139,458
Gartner, Inc. (a)(b)	2,690	191,124
iGate Corp. (a)(b)	4,904	196,945
International Business Machines Corp.	1,035	194,135
Leidos Holdings, Inc. (b)	4,144	192,655
ManTech International Corp. (Class A) (b)	6,278	187,900
MAXIMUS, Inc.	4,139	182,075
Sapient Corp. (a)(b)	11,112	192,904
Science Applications International Corp. (b)	5,304	175,403
ServiceSource International, Inc. (a)(b)	21,991	184,285
Teradata Corp. (a)(b)	4,362	198,427
Unisys Corp. (a)(b)	5,989	201,051
Virtusa Corp. (a)	5,191	197,725

		3,578,348

SYSTEMS SOFTWARE — 10.5%
CA, Inc. (b)	5,528	186,017
CommVault Systems, Inc. (a)(b)	2,662	199,331
Fortinet, Inc. (a)(b)	10,112	193,443
Imperva, Inc. (a)(b)	4,185	201,424
Infoblox, Inc. (a)(b)	6,104	201,554
MICROS Systems, Inc. (a)(b)	3,364	192,993
Microsoft Corp. (b)	4,873	182,396
NetSuite, Inc. (a)(b)	1,913	197,077
Oracle Corp.	5,380	205,839
Progress Software Corp. (a)(b)	7,224	186,596
Proofpoint, Inc. (a)(b)	6,108	202,602
Red Hat, Inc. (a)	3,823	214,241
Rovi Corp. (a)(b)	10,281	202,433
ServiceNow, Inc. (a)(b)	3,538	198,163
Symantec Corp.	8,086	190,668
Tableau Software, Inc. (Class A) (a)(b)	2,738	188,730
VMware, Inc. (Class A) (a)(b)	2,082	186,776

		3,330,283

TOTAL COMMON STOCKS —
(Cost $26,301,644)		31,666,997

SHORT TERM INVESTMENTS — 28.1%
MONEY MARKET FUNDS — 28.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,906,833	8,906,833
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	2,923	2,923

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,909,756)		8,909,756

TOTAL INVESTMENTS — 128.1% (f)
(Cost $35,211,400)		40,576,753
OTHER ASSETS & LIABILITIES — (28.1)%		(8,905,039)

NET ASSETS — 100.0%		$31,671,714

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 10.9%
8x8, Inc. (a)(b)	27,913	$283,596
Cogent Communications Group, Inc. (b)	4,252	171,823
inContact, Inc. (a)(b)	8,831	68,970
Intelsat SA (a)	6,052	136,412
Iridium Communications, Inc. (a)	22,475	140,694
Level 3 Communications, Inc. (a)(b)	9,249	306,790
tw telecom, Inc. (a)(b)	9,642	293,792
Vonage Holdings Corp. (a)(b)	32,916	109,610

		1,511,687

COMMUNICATIONS EQUIPMENT — 61.9%
ADTRAN, Inc. (b)	10,999	297,083
Arris Group, Inc. (a)(b)	12,949	315,502
Aruba Networks, Inc. (a)(b)	17,436	312,104
Black Box Corp. (b)	1,716	51,137
Brocade Communications Systems, Inc. (a)(b)	33,562	297,695
CalAmp Corp. (a)(b)	10,640	297,601
Calix, Inc. (a)(b)	12,995	125,272
Ciena Corp. (a)(b)	12,979	310,587
Cisco Systems, Inc. (b)	13,896	311,965
Comtech Telecommunications Corp. (b)	2,062	64,994
EchoStar Corp. (Class A) (a)	3,793	188,588
Emulex Corp. (a)	29,771	213,160
Extreme Networks, Inc. (a)	39,324	275,268
F5 Networks, Inc. (a)(b)	3,452	313,649
Finisar Corp. (a)(b)	12,895	308,448
Harmonic, Inc. (a)	17,418	128,545
Harris Corp.	4,291	299,555
Infinera Corp. (a)	31,043	303,601
InterDigital, Inc. (b)	8,748	257,978
Ixia (a)	17,841	237,464
JDS Uniphase Corp. (a)(b)	23,794	308,846
Juniper Networks, Inc. (a)(b)	13,607	307,110
Motorola Solutions, Inc.	4,324	291,870
Netgear, Inc. (a)(b)	9,137	300,973
Palo Alto Networks, Inc. (a)(b)	5,214	299,649
Plantronics, Inc. (b)	5,740	266,623
Polycom, Inc. (a)(b)	26,608	298,808
QUALCOMM, Inc. (b)	3,875	287,719
Riverbed Technology, Inc. (a)(b)	16,831	304,304
Ruckus Wireless, Inc. (a)(b)	21,802	309,588
Sonus Networks, Inc. (a)(b)	50,471	158,984
Ubiquiti Networks, Inc. (a)(b)	7,001	321,766
ViaSat, Inc. (a)(b)	4,203	263,318

		8,629,754

INTEGRATED TELECOMMUNICATION SERVICES — 12.1%
AT&T, Inc. (b)	8,309	292,145
Atlantic Tele-Network, Inc. (b)	783	44,294
CenturyLink, Inc. (b)	9,152	291,491
Cincinnati Bell, Inc. (a)(b)	28,988	103,197
Consolidated Communications Holdings, Inc.	4,591	90,121
Frontier Communications Corp. (b)	63,345	294,554
Verizon Communications, Inc. (b)	5,879	288,894
Windstream Holdings, Inc. (b)	35,333	281,958

		1,686,654

WIRELESS TELECOMMUNICATION SERVICES — 14.9%
Crown Castle International Corp. (a)	3,805	279,401
NII Holdings, Inc. (a)(b)	145,725	400,744
SBA Communications Corp. (Class A) (a)(b)	3,213	288,656
Sprint Corp. (a)(b)	33,363	358,653
T-Mobile US, Inc. (a)	10,175	342,287
Telephone & Data Systems, Inc.	11,391	293,660
US Cellular Corp. (b)	2,766	115,674

		2,079,075

TOTAL COMMON STOCKS —
(Cost $13,097,711)		13,907,170

SHORT TERM INVESTMENTS — 27.2%
MONEY MARKET FUNDS — 27.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,771,095	3,771,095
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	20,018	20,018

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,791,113)		3,791,113

TOTAL INVESTMENTS — 127.0% (f)
(Cost $16,888,824)		17,698,283
OTHER ASSETS & LIABILITIES — (27.0)%		(3,763,193)

NET ASSETS — 100.0%		$13,935,090

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.3%
Atlas Air Worldwide Holdings, Inc. (a)(b)	48,703	$2,004,128
C.H. Robinson Worldwide, Inc. (b)	34,804	2,030,465
Expeditors International of Washington, Inc. (b)	45,548	2,015,499
FedEx Corp. (b)	14,230	2,045,847
Forward Air Corp. (b)	12,957	568,942
HUB Group, Inc. (Class A) (a)(b)	32,887	1,311,534
United Parcel Service, Inc. (Class B) (b)	19,301	2,028,149
UTI Worldwide, Inc. (b)	82,046	1,440,728
XPO Logistics, Inc. (a)(b)	53,623	1,409,749

		14,855,041

AIRLINES — 23.7%
Alaska Air Group, Inc.	27,132	1,990,675
Allegiant Travel Co. (b)	11,585	1,221,522
American Airlines Group, Inc. (a)(b)	74,796	1,888,599
Delta Air Lines, Inc.	69,118	1,898,672
Hawaiian Holdings, Inc. (a)(b)	106,600	1,026,558
JetBlue Airways Corp. (a)(b)	224,094	1,916,004
Republic Airways Holdings, Inc. (a)(b)	80,328	858,706
SkyWest, Inc. (b)	38,561	571,860
Southwest Airlines Co. (b)	105,261	1,983,117
Spirit Airlines, Inc. (a)	45,601	2,070,741
United Continental Holdings, Inc. (a)	50,869	1,924,374

		17,350,828

AIRPORT SERVICES — 1.1%
Wesco Aircraft Holdings, Inc. (a)(b)	37,871	830,132

MARINE — 4.1%
Kirby Corp. (a)(b)	21,575	2,141,319
Matson, Inc. (b)	33,289	869,176

		3,010,495

RAILROADS — 14.0%
CSX Corp. (b)	71,161	2,047,302
Genesee & Wyoming, Inc. (Class A) (a)(b)	21,226	2,038,757
Kansas City Southern (b)	16,725	2,071,057
Norfolk Southern Corp. (b)	22,272	2,067,510
Union Pacific Corp.	12,240	2,056,320

		10,280,946

TRUCKING — 36.7%
AMERCO, Inc. (a)(b)	4,792	1,139,729
Arkansas Best Corp. (b)	58,497	1,970,179
Avis Budget Group, Inc. (a)(b)	54,254	2,192,947
Celadon Group, Inc. (b)	20,311	395,658
Con-way, Inc. (b)	49,356	1,959,927
Heartland Express, Inc. (b)	53,840	1,056,341
Hertz Global Holdings, Inc. (a)	79,046	2,262,296
J.B. Hunt Transport Services, Inc. (b)	26,415	2,041,879
Knight Transportation, Inc. (b)	80,096	1,468,961
Landstar System, Inc. (b)	35,755	2,054,125
Old Dominion Freight Line, Inc. (a)(b)	38,539	2,043,338
Roadrunner Transportation Systems, Inc. (a)(b)	36,095	972,760
Ryder Systems, Inc. (b)	28,955	2,136,300
Saia, Inc. (a)(b)	37,546	1,203,349
Swift Transportation Co. (a)(b)	87,428	1,941,776
Werner Enterprises, Inc. (b)	80,915	2,001,028

		26,840,593

TOTAL COMMON STOCKS —
(Cost $61,725,399)		73,168,035

SHORT TERM INVESTMENTS — 25.2%
MONEY MARKET FUNDS — 25.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,440,943	18,440,943
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	41,628	41,628

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,482,571)		18,482,571

TOTAL INVESTMENTS — 125.1% (f)
(Cost $80,207,970)		91,650,606
OTHER ASSETS & LIABILITIES — (25.1)%		(18,389,688)

NET ASSETS — 100.0%		$73,260,918

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.8%
AAR Corp. (a)	55	$1,540
Aerovironment, Inc. (a)(b)	6	175
Alliant Techsystems, Inc. (a)	19	2,312
American Science & Engineering, Inc.	2	144
BE Aerospace, Inc. (b)	19	1,654
Cubic Corp. (a)	10	527
Curtiss-Wright Corp. (a)	22	1,369
Engility Holdings, Inc. (a)(b)	24	802
Esterline Technologies Corp. (a)(b)	14	1,427
Exelis, Inc. (a)	172	3,278
GenCorp, Inc. (a)(b)	32	577
General Dynamics Corp.	194	18,537
Honeywell International, Inc. (a)	184	16,812
Huntington Ingalls Industries, Inc.	30	2,700
L-3 Communications Holdings, Inc.	123	13,144
Lockheed Martin Corp. (a)	157	23,340
Moog, Inc. (Class A) (b)	22	1,495
National Presto Industries, Inc. (b)	4	322
Northrop Grumman Corp.	185	21,203
Orbital Sciences Corp. (b)	32	746
Precision Castparts Corp.	18	4,847
Raytheon Co.	205	18,593
Rockwell Collins, Inc. (a)	36	2,661
Teledyne Technologies, Inc. (b)	14	1,286
Textron, Inc. (a)	108	3,970
The Boeing Co.	284	38,763
Triumph Group, Inc.	18	1,369
United Technologies Corp.	319	36,302

		219,895

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	26	1,070
C.H. Robinson Worldwide, Inc. (a)	44	2,567
Expeditors International of Washington, Inc.	44	1,947
FedEx Corp. (a)	159	22,859
Forward Air Corp. (a)	6	264
HUB Group, Inc. (Class A) (a)(b)	14	558
United Parcel Service, Inc. (Class B)	293	30,789
UTI Worldwide, Inc. (a)	50	878

		60,932

AIRLINES — 0.2%
Alaska Air Group, Inc.	29	2,128
Allegiant Travel Co. (a)	6	633
JetBlue Airways Corp. (a)(b)	248	2,120
SkyWest, Inc. (a)	56	830
Southwest Airlines Co.	394	7,423

		13,134

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	52	2,907
Delphi Automotive PLC (a)	120	7,216
Drew Industries, Inc. (a)	8	410
Gentex Corp. (a)	32	1,056
Johnson Controls, Inc.	357	18,314
Spartan Motors, Inc. (a)	22	147
Standard Motor Products, Inc. (a)	14	515
Superior Industries International, Inc. (a)	16	330
The Goodyear Tire & Rubber Co. (a)	348	8,300

		39,195

AUTOMOBILES — 0.7%
Ford Motor Co. (a)	3,345	51,613
Harley-Davidson, Inc. (a)	47	3,254
Thor Industries, Inc.	24	1,326
Winnebago Industries, Inc. (b)	10	275

		56,468

BEVERAGES — 1.2%
Beam, Inc.	42	2,858
Boston Beer Co., Inc. (Class A) (b)	2	484
Brown-Forman Corp. (Class B) (a)	31	2,343
Coca-Cola Enterprises, Inc.	81	3,575
Constellation Brands, Inc. (Class A) (b)	47	3,308
Dr. Pepper Snapple Group, Inc.	84	4,092
Molson Coors Brewing Co. (Class B) (a)	92	5,166
Monster Beverage Corp. (a)(b)	24	1,626
PepsiCo, Inc.	402	33,342
The Coca-Cola Co.	999	41,269

		98,063

BIOTECHNOLOGY — 0.9%
Alexion Pharmaceuticals, Inc. (b)	24	3,193
Amgen, Inc.	154	17,581
ArQule, Inc. (b)	8	17
Biogen Idec, Inc. (b)	40	11,190
Celgene Corp. (b)	51	8,617
Cubist Pharmaceuticals, Inc. (a)(b)	16	1,102
Emergent Biosolutions, Inc. (b)	14	322
Gilead Sciences, Inc. (a)(b)	259	19,464
Momenta Pharmaceuticals, Inc. (a)(b)	20	354
Regeneron Pharmaceuticals, Inc. (b)	10	2,752
United Therapeutics Corp. (a)(b)	14	1,583
Vertex Pharmaceuticals, Inc. (b)	34	2,526

		68,701

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	16	863
AAON, Inc.	9	288
Allegion PLC (a)(b)	34	1,502
Apogee Enterprises, Inc. (a)	18	646
Fortune Brands Home & Security, Inc.	36	1,645
Gibraltar Industries, Inc. (a)(b)	16	297
Griffon Corp. (a)	34	449
Lennox International, Inc. (a)	9	766
Masco Corp.	79	1,799
Quanex Building Products Corp. (a)	14	279
Simpson Manufacturing Co., Inc. (a)	14	514
Universal Forest Products, Inc. (a)	12	626

		9,674

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (a)(b)	10	2,169
Ameriprise Financial, Inc.	100	11,505
Apollo Investment Corp. (a)	314	2,663
BlackRock, Inc.	51	16,140

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Calamos Asset Management, Inc. (Class A) (a)	22	$261
E*TRADE Financial Corp. (a)(b)	244	4,792
Eaton Vance Corp.	32	1,369
Federated Investors, Inc. (Class B) (a)	44	1,267
Financial Engines, Inc. (a)	6	417
Franklin Resources, Inc. (a)	129	7,447
Greenhill & Co., Inc. (a)	10	579
Invesco, Ltd.	123	4,477
Investment Technology Group, Inc. (b)	28	576
Janus Capital Group, Inc. (a)	82	1,014
Legg Mason, Inc.	61	2,652
Morgan Stanley	1,890	59,271
Northern Trust Corp.	90	5,570
Piper Jaffray Co., Inc. (a)(b)	18	712
Prospect Capital Corp. (a)	155	1,739
Raymond James Financial, Inc. (a)	46	2,401
SEI Investments Co.	44	1,528
State Street Corp. (c)	142	10,421
Stifel Financial Corp. (a)(b)	16	767
SWS Group, Inc. (b)	30	182
T. Rowe Price Group, Inc.	44	3,686
The Bank of New York Mellon Corp.	606	21,174
The Charles Schwab Corp. (a)	272	7,072
The Goldman Sachs Group, Inc.	247	43,783
Virtus Investment Partners, Inc. (a)(b)	2	400
Waddell & Reed Financial, Inc. (Class A)	14	912

		216,946

CHEMICALS — 2.1%
A. Schulman, Inc. (a)	18	635
Air Products & Chemicals, Inc.	86	9,613
Airgas, Inc.	14	1,566
Albemarle Corp.	24	1,521
American Vanguard Corp. (a)	6	146
Ashland, Inc.	40	3,882
Balchem Corp.	4	235
Cabot Corp.	51	2,621
Calgon Carbon Corp. (b)	18	370
CF Industries Holdings, Inc. (a)	22	5,127
Cytec Industries, Inc.	8	745
E. I. du Pont de Nemours & Co. (a)	382	24,819
Eastman Chemical Co.	40	3,228
Ecolab, Inc.	49	5,109
FMC Corp. (a)	28	2,113
H.B. Fuller Co. (a)	16	833
Hawkins, Inc. (a)	4	149
International Flavors & Fragrances, Inc.	14	1,204
Intrepid Potash, Inc. (a)(b)	22	348
Koppers Holdings, Inc.	10	458
Kraton Performance Polymers, Inc. (b)	18	415
LSB Industries, Inc. (a)(b)	8	328
LyondellBasell Industries NV	365	29,302
Minerals Technologies, Inc.	12	721
Monsanto Co.	91	10,606
NewMarket Corp. (a)	4	1,337
Olin Corp. (a)	44	1,269
OM Group, Inc. (a)(b)	50	1,820
PolyOne Corp. (a)	23	813
Praxair, Inc. (a)	66	8,582
Quaker Chemical Corp.	6	462
RPM International, Inc.	58	2,408
Sensient Technologies Corp. (a)	20	970
Sigma-Aldrich Corp.	24	2,256
Stepan Co. (a)	8	525
The Dow Chemical Co. (a)	499	22,156
The Mosaic Co. (a)	187	8,839
The Scotts Miracle-Gro Co. (Class A)	18	1,120
The Sherwin-Williams Co.	18	3,303
Tredegar Corp. (a)	14	403
Valspar Corp.	24	1,711
Zep, Inc.	10	182

		164,250

COMMERCIAL BANKS — 3.7%
Associated Banc-Corp. (a)	82	1,427
BancorpSouth, Inc. (a)	60	1,525
Bank of Hawaii Corp. (a)	20	1,183
Bank of the Ozarks, Inc. (a)	8	453
BB&T Corp. (a)	441	16,458
BBCN Bancorp, Inc. (a)	18	299
Boston Private Financial Holdings, Inc. (a)	26	328
Cathay General Bancorp	26	695
City Holding Co. (a)	8	371
City National Corp. (a)	20	1,584
Columbia Banking System, Inc.	12	330
Comerica, Inc.	92	4,374
Commerce Bancshares, Inc. (a)	33	1,482
Community Bank System, Inc. (a)	16	635
Cullen/Frost Bankers, Inc. (a)	28	2,084
CVB Financial Corp. (a)	42	717
East West Bancorp, Inc. (a)	44	1,539
F.N.B. Corp. (a)	76	959
Fifth Third Bancorp (a)	551	11,588
First BanCorp- Puerto Rico (b)	76	470
First Commonwealth Financial Corp.	56	494
First Financial Bancorp (a)	32	558
First Financial Bankshares, Inc. (a)	10	663
First Horizon National Corp. (a)	134	1,561
First Midwest Bancorp, Inc.	34	596
First Niagara Financial Group, Inc.	225	2,389
FirstMerit Corp.	88	1,956
Fulton Financial Corp. (a)	88	1,151
Glacier Bancorp, Inc. (a)	34	1,013
Hancock Holding Co. (a)	22	807
Hanmi Financial Corp.	16	350
Home Bancshares, Inc.	16	598
Huntington Bancshares, Inc. (a)	462	4,458
Independent Bank Corp.-Massachusetts (a)	8	314
International Bancshares Corp. (a)	36	950
KeyCorp	556	7,462
M&T Bank Corp. (a)	65	7,567
MB Financial, Inc.	23	738
National Penn Bancshares, Inc.	54	612
NBT Bancorp, Inc. (a)	18	466
Old National Bancorp	42	646
PacWest Bancorp (a)	12	507

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Pinnacle Financial Partners, Inc. (a)	16	$520
PNC Financial Services Group, Inc.	333	25,834
PrivateBancorp, Inc. (a)	28	810
Prosperity Bancshares, Inc.	16	1,014
Regions Financial Corp.	826	8,169
S&T Bancorp, Inc. (a)	16	405
Signature Bank (b)	12	1,289
Simmons First National Corp. (a)	8	297
SunTrust Banks, Inc. (a)	315	11,595
Susquehanna Bancshares, Inc.	82	1,053
SVB Financial Group (b)	14	1,468
Synovus Financial Corp.	856	3,082
TCF Financial Corp. (a)	96	1,560
Texas Capital Bancshares, Inc. (a)(b)	10	622
Tompkins Financial Corp. (a)	8	411
Trustmark Corp. (a)	30	805
U.S. Bancorp (a)	750	30,300
UMB Financial Corp.	16	1,028
Umpqua Holdings Corp. (a)	50	957
United Bankshares, Inc. (a)	22	692
Valley National Bancorp (a)	106	1,073
ViewPoint Financial Group (a)	10	274
Webster Financial Corp. (a)	34	1,060
Wells Fargo & Co. (a)	2,516	114,226
Westamerica Bancorporation (a)	10	565
Wilshire Bancorp, Inc. (a)	30	328
Wintrust Financial Corp. (a)	16	738
Zions Bancorporation (a)	108	3,236

		297,768

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	70	2,001
Avery Dennison Corp.	54	2,710
Cintas Corp. (a)	48	2,860
Clean Harbors, Inc. (a)(b)	12	720
Consolidated Graphics, Inc. (b)	10	675
Copart, Inc. (b)	34	1,246
Deluxe Corp. (a)	16	835
G & K Services, Inc. (Class A) (a)	10	622
Healthcare Services Group, Inc.	18	511
Herman Miller, Inc. (a)	20	590
HNI Corp.	22	854
Interface, Inc. (a)	18	395
Iron Mountain, Inc. (a)	52	1,578
Mine Safety Appliances Co. (a)	12	615
Mobile Mini, Inc. (b)	16	659
Pitney Bowes, Inc.	286	6,664
R.R. Donnelley & Sons Co. (a)	251	5,090
Republic Services, Inc.	163	5,412
Rollins, Inc.	28	848
Stericycle, Inc. (b)	18	2,091
Tetra Tech, Inc. (a)(b)	26	728
The ADT Corp. (a)	27	1,093
The Brink’s Co. (a)	52	1,775
The Geo Group, Inc. (a)	15	483
Tyco International, Ltd.	273	11,204
UniFirst Corp.	8	856
United Stationers, Inc. (a)	30	1,377
Viad Corp.	12	333
Waste Connections, Inc. (a)	32	1,396
Waste Management, Inc. (a)	234	10,500

		66,721

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc. (a)	16	432
Arris Group, Inc. (b)	50	1,218
Bel Fuse, Inc. (Class B)	6	128
Black Box Corp. (a)	12	358
Ciena Corp. (a)(b)	22	526
Cisco Systems, Inc.	1,478	33,181
Comtech Telecommunications Corp.	10	315
Digi International, Inc. (a)(b)	12	145
F5 Networks, Inc. (a)(b)	12	1,090
Harmonic, Inc. (b)	42	310
Harris Corp. (a)	54	3,770
JDS Uniphase Corp. (b)	60	779
Juniper Networks, Inc. (a)(b)	174	3,927
Motorola Solutions, Inc.	54	3,645
Netgear, Inc. (b)	12	395
Oplink Communications, Inc. (a)(b)	8	149
PC-Tel, Inc.	6	57
Plantronics, Inc. (a)	10	465
Polycom, Inc. (b)	50	562
QUALCOMM, Inc. (a)	293	21,755
Riverbed Technology, Inc. (a)(b)	25	452
ViaSat, Inc. (a)(b)	10	627

		74,286

COMPUTERS & PERIPHERALS — 3.2%
3D Systems Corp. (a)(b)	14	1,301
Apple, Inc.	222	124,566
Avid Technology, Inc. (b)	20	163
Diebold, Inc. (a)	28	924
EMC Corp. (a)	591	14,864
Hewlett-Packard Co. (a)	2,623	73,392
Intevac, Inc. (a)(b)	10	74
Lexmark International, Inc. (Class A) (a)	87	3,090
NCR Corp. (b)	66	2,248
NetApp, Inc.	113	4,649
QLogic Corp. (b)	36	426
SanDisk Corp.	67	4,726
Seagate Technology PLC (a)	269	15,107
Super Micro Computer, Inc. (b)	12	206
Western Digital Corp.	120	10,068

		255,804

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	49	1,442
Aegion Corp. (a)(b)	18	394
Comfort Systems USA, Inc.	28	543
Dycom Industries, Inc. (a)(b)	14	389
EMCOR Group, Inc.	27	1,146
Fluor Corp. (a)	80	6,423
Granite Construction, Inc. (a)	20	700
Jacobs Engineering Group, Inc. (a)(b)	70	4,409
KBR, Inc. (a)	70	2,232
Orion Marine Group, Inc. (a)(b)	16	193
Quanta Services, Inc. (a)(b)	88	2,777

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

URS Corp.	56	$2,968

		23,616

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc. (a)	10	774
Headwaters, Inc. (b)	40	392
Martin Marietta Materials, Inc. (a)	14	1,399
Texas Industries, Inc. (b)	6	413
Vulcan Materials Co. (a)	27	1,604

		4,582

CONSUMER FINANCE — 1.0%
American Express Co.	344	31,211
Capital One Financial Corp.	341	26,124
Cash America International, Inc. (a)	16	613
Discover Financial Services	186	10,407
Encore Capital Group, Inc. (a)(b)	12	603
Ezcorp, Inc. (Class A) (b)	18	211
First Cash Financial Services, Inc. (a)(b)	4	247
Portfolio Recovery Associates, Inc. (a)(b)	18	951
SLM Corp. (a)	244	6,412
World Acceptance Corp. (a)(b)	8	700

		77,479

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	20	1,356
Ball Corp.	54	2,790
Bemis Co., Inc. (a)	56	2,294
Greif, Inc. (Class A)	32	1,677
MeadWestvaco Corp. (a)	84	3,102
Myers Industries, Inc.	14	296
Owens-Illinois, Inc. (b)	88	3,148
Packaging Corp. of America	26	1,645
Rock-Tenn Co. (Class A)	24	2,520
Sealed Air Corp.	94	3,201
Silgan Holdings, Inc.	24	1,152
Sonoco Products Co.	54	2,253

		25,434

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	58	4,825
LKQ Corp. (b)	60	1,974
Pool Corp. (a)	14	814
VOXX International Corp. (b)	20	334

		7,947

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	4	174
Apollo Education Group, Inc. (b)	137	3,743
Capella Education Co. (a)	6	399
Career Education Corp. (a)(b)	56	319
DeVry Education Group, Inc.	32	1,136
Graham Holdings Co. (Class B) (a)(b)	6	3,980
H&R Block, Inc.	71	2,062
Hillenbrand, Inc.	26	765
ITT Educational Services, Inc. (a)(b)	12	403
Matthews International Corp. (Class A) (a)	12	511
Regis Corp. (a)	38	551
Service Corp. International	46	834
Sotheby’s	16	851
Strayer Education, Inc. (b)	6	207
Universal Technical Institute, Inc.	10	139

		16,074

DIVERSIFIED FINANCIAL SERVICES — 7.2%
Bank of America Corp.	8,974	139,725
Berkshire Hathaway, Inc. (Class B) (a)(b)	973	115,359
CBOE Holdings, Inc. (a)	14	727
Citigroup, Inc. (a)	1,905	99,270
CME Group, Inc.	166	13,024
Interactive Brokers Group, Inc. (Class A) (a)	44	1,071
IntercontinentalExchange Group, Inc. (a)	23	5,173
JPMorgan Chase & Co. (a)	3,164	185,031
Leucadia National Corp.	120	3,401
Moody’s Corp. (a)	33	2,589
MSCI, Inc. (Class A) (b)	18	787
The NASDAQ OMX Group, Inc.	62	2,468

		568,625

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	3,076	108,152
Atlantic Tele-Network, Inc. (a)	10	566
Cbeyond, Inc. (b)	20	138
CenturyLink, Inc. (a)	339	10,797
Cincinnati Bell, Inc. (a)(b)	128	456
Frontier Communications Corp. (a)	1,367	6,357
General Communication, Inc. (Class A) (b)	36	401
Lumos Networks Corp.	4	84
tw telecom, Inc. (a)(b)	50	1,523
Verizon Communications, Inc. (a)	1,546	75,970
Windstream Holdings, Inc. (a)	809	6,456

		210,900

ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	20	998
American Electric Power Co., Inc. (a)	255	11,919
Cleco Corp.	26	1,212
Duke Energy Corp.	265	18,288
Edison International (a)	176	8,149
El Paso Electric Co.	18	632
Entergy Corp. (a)	244	15,438
Exelon Corp. (a)	721	19,748
FirstEnergy Corp. (a)	245	8,080
Great Plains Energy, Inc. (a)	100	2,424
Hawaiian Electric Industries, Inc. (a)	58	1,511
IDACORP, Inc. (a)	28	1,452
NextEra Energy, Inc. (a)	173	14,812
Northeast Utilities	82	3,476
OGE Energy Corp.	88	2,983
Pepco Holdings, Inc.	209	3,998
Pinnacle West Capital Corp.	64	3,387
PNM Resources, Inc. (a)	58	1,399
PPL Corp.	336	10,110
Southern Co.	453	18,623
UIL Holdings Corp. (a)	24	930
UNS Energy Corp.	30	1,795
Westar Energy, Inc. (a)	56	1,802

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Xcel Energy, Inc. (a)	199	$5,560

		158,726

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (a)	10	1,093
AMETEK, Inc. (a)	30	1,580
AZZ, Inc. (a)	8	391
Brady Corp. (Class A)	20	619
Eaton Corp. PLC	111	8,449
Emerson Electric Co. (a)	266	18,668
Encore Wire Corp. (a)	8	434
EnerSys (a)	22	1,542
Franklin Electric Co., Inc. (a)	16	714
General Cable Corp. (a)	54	1,588
Hubbell, Inc. (Class B)	18	1,960
II-VI, Inc. (b)	16	282
Powell Industries, Inc. (a)	6	402
Regal-Beloit Corp.	16	1,179
Rockwell Automation, Inc. (a)	36	4,254
Roper Industries, Inc. (a)	12	1,664
Vicor Corp. (b)	22	295

		45,114

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	10	139
Amphenol Corp. (Class A)	19	1,694
Anixter International, Inc. (a)	16	1,437
Arrow Electronics, Inc. (a)(b)	145	7,866
Avnet, Inc.	188	8,293
Badger Meter, Inc. (a)	4	218
Belden, Inc. (a)	16	1,127
Benchmark Electronics, Inc. (b)	40	923
Checkpoint Systems, Inc. (b)	26	410
Cognex Corp. (a)(b)	12	458
Corning, Inc.	834	14,862
CTS Corp.	16	319
Daktronics, Inc.	20	314
DTS, Inc. (a)(b)	4	96
Electro Scientific Industries, Inc.	8	84
FARO Technologies, Inc. (b)	2	117
FEI Co.	10	894
FLIR Systems, Inc.	38	1,144
Ingram Micro, Inc. (Class A) (b)	209	4,903
Insight Enterprises, Inc. (b)	48	1,090
Itron, Inc. (b)	18	746
Jabil Circuit, Inc. (a)	252	4,395
Littelfuse, Inc. (a)	6	558
Measurement Specialties, Inc. (a)(b)	6	364
Mercury Computer Systems, Inc. (b)	12	131
Methode Electronics, Inc. (Class A)	18	615
Mettler-Toledo International, Inc. (b)	6	1,456
MTS Systems Corp. (a)	4	285
National Instruments Corp.	24	768
Newport Corp. (b)	16	289
OSI Systems, Inc. (a)(b)	6	319
Park Electrochemical Corp.	6	172
Plexus Corp. (a)(b)	18	779
Rofin-Sinar Technologies, Inc. (b)	12	324
Rogers Corp. (a)(b)	6	369
Scansource, Inc. (a)(b)	16	679
SYNNEX Corp. (a)(b)	28	1,887
TE Connectivity, Ltd.	178	9,810
Tech Data Corp. (b)	42	2,167
Trimble Navigation, Ltd. (a)(b)	52	1,804
TTM Technologies, Inc. (a)(b)	38	326
Vishay Intertechnology, Inc. (a)(b)	96	1,273

		75,904

ENERGY EQUIPMENT & SERVICES — 1.4%
Atwood Oceanics, Inc. (a)(b)	26	1,388
Baker Hughes, Inc.	177	9,781
Basic Energy Services, Inc. (a)(b)	20	316
Bristow Group, Inc. (a)	14	1,051
Cameron International Corp. (a)(b)	55	3,274
CARBO Ceramics, Inc. (a)	4	466
Diamond Offshore Drilling, Inc.	59	3,358
Dresser-Rand Group, Inc. (a)(b)	24	1,431
Dril-Quip, Inc. (a)(b)	10	1,099
Ensco PLC (Class A) (a)	96	5,489
Era Group, Inc. (a)(b)	12	370
Exterran Holdings, Inc. (a)(b)	41	1,402
FMC Technologies, Inc. (b)	48	2,506
Geospace Technologies Corp. (a)(b)	2	190
Gulf Island Fabrication, Inc.	6	139
Halliburton Co.	266	13,500
Helix Energy Solutions Group, Inc. (a)(b)	52	1,205
Helmerich & Payne, Inc.	36	3,027
Hornbeck Offshore Services, Inc. (a)(b)	10	492
ION Geophysical Corp. (a)(b)	46	152
Matrix Service Co. (b)	14	343
Nabors Industries, Ltd. (a)	194	3,296
National Oilwell Varco, Inc.	133	10,578
Noble Corp. PLC (a)	104	3,897
Oceaneering International, Inc.	22	1,735
Oil States International, Inc. (a)(b)	20	2,035
Patterson-UTI Energy, Inc. (a)	67	1,697
Pioneer Energy Services Corp. (a)(b)	36	288
Rowan Cos. PLC (b)	54	1,910
Schlumberger, Ltd.	294	26,492
SEACOR Holdings, Inc. (a)(b)	12	1,094
Superior Energy Services, Inc. (b)	92	2,448
Tetra Technologies, Inc. (a)(b)	42	519
Tidewater, Inc. (a)	22	1,304
Unit Corp. (b)	32	1,652

		109,924

FOOD & STAPLES RETAILING — 4.1%
Casey’s General Stores, Inc.	20	1,405
Costco Wholesale Corp.	180	21,422
CVS Caremark Corp.	617	44,159
Harris Teeter Supermarkets, Inc. (a)	26	1,283
Safeway, Inc. (a)	328	10,683
Spartan Stores, Inc.	40	971
SUPERVALU, Inc. (a)(b)	232	1,691
Sysco Corp. (a)	308	11,119
The Andersons, Inc.	18	1,605
The Kroger Co.	710	28,066
United Natural Foods, Inc. (a)(b)	20	1,508

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Wal-Mart Stores, Inc.	2,212	$174,062
Walgreen Co.	468	26,882
Whole Foods Market, Inc.	59	3,412

		328,268

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co. (a)	896	38,886
B&G Foods, Inc. (a)	18	610
Cal-Maine Foods, Inc. (a)	16	964
Calavo Growers, Inc.	4	121
Campbell Soup Co. (a)	105	4,544
ConAgra Foods, Inc. (a)	171	5,763
Darling International, Inc. (b)	38	793
Dean Foods Co. (b)	78	1,341
Diamond Foods, Inc. (a)(b)	10	258
Flowers Foods, Inc.	45	966
General Mills, Inc. (a)	201	10,032
Green Mountain Coffee Roasters, Inc. (a)(b)	26	1,965
Hain Celestial Group, Inc. (a)(b)	12	1,089
Hillshire Brands Co. (a)	104	3,478
Hormel Foods Corp. (a)	71	3,207
Ingredion, Inc. (a)	30	2,054
J&J Snack Foods Corp.	6	532
Kellogg Co. (a)	134	8,183
Kraft Foods Group, Inc.	155	8,358
Lancaster Colony Corp. (a)	8	705
McCormick & Co., Inc. (a)	27	1,861
Mead Johnson Nutrition Co.	22	1,843
Mondelez International, Inc. (Class A) (a)	938	33,111
Post Holdings, Inc. (a)(b)	10	493
Sanderson Farms, Inc. (a)	10	723
Seneca Foods Corp. (Class A) (a)(b)	8	255
Snyders-Lance, Inc. (a)	20	574
The Hershey Co. (a)	35	3,403
The J.M. Smucker Co.	30	3,109
Tootsie Roll Industries, Inc.	14	456
TreeHouse Foods, Inc. (a)(b)	14	965
Tyson Foods, Inc. (Class A) (a)	365	12,213
WhiteWave Foods Co. (Class A) (a)(b)	123	2,822

		155,677

GAS UTILITIES — 0.3%
AGL Resources, Inc.	69	3,259
Atmos Energy Corp. (a)	66	2,998
National Fuel Gas Co. (a)	36	2,570
New Jersey Resources Corp. (a)	22	1,017
Northwest Natural Gas Co. (a)	14	599
ONEOK, Inc.	84	5,223
Piedmont Natural Gas Co., Inc.	34	1,127
Questar Corp. (a)	71	1,632
South Jersey Industries, Inc.	12	672
Southwest Gas Corp. (a)	24	1,342
The Laclede Group, Inc.	16	729
UGI Corp.	82	3,400
WGL Holdings, Inc.	30	1,202

		25,770

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)(b)	4	160
Abbott Laboratories	899	34,459
Align Technology, Inc. (b)	16	914
Analogic Corp.	4	354
Baxter International, Inc.	128	8,902
Becton, Dickinson and Co.	54	5,967
Boston Scientific Corp. (b)	707	8,498
C.R. Bard, Inc.	20	2,679
Cantel Medical Corp. (a)	9	305
CareFusion Corp. (b)	74	2,947
CONMED Corp.	12	510
Covidien PLC	111	7,559
CryoLife, Inc.	12	133
Cyberonics, Inc. (a)(b)	6	393
DENTSPLY International, Inc.	36	1,745
Edwards Lifesciences Corp. (b)	24	1,578
Greatbatch, Inc. (b)	12	531
Haemonetics Corp. (b)	16	674
Hill-Rom Holdings, Inc. (a)	22	910
Hologic, Inc. (a)(b)	76	1,699
ICU Medical, Inc. (a)(b)	4	255
IDEXX Laboratories, Inc. (b)	12	1,277
Integra LifeSciences Holdings Corp. (b)	10	477
Intuitive Surgical, Inc. (b)	6	2,305
Invacare Corp. (a)	32	743
Masimo Corp. (b)	8	234
Medtronic, Inc.	371	21,292
Meridian Bioscience, Inc. (a)	12	318
Merit Medical Systems, Inc. (a)(b)	14	220
Natus Medical, Inc. (b)	10	225
Neogen Corp. (a)(b)	6	274
NuVasive, Inc. (a)(b)	16	517
ResMed, Inc. (a)	18	847
St. Jude Medical, Inc.	106	6,567
STERIS Corp. (a)	22	1,057
Stryker Corp. (a)	80	6,011
SurModics, Inc. (b)	4	98
Symmetry Medical, Inc. (a)(b)	24	242
Teleflex, Inc. (a)	10	939
The Cooper Cos., Inc.	10	1,238
Thoratec Corp. (b)	14	512
Varian Medical Systems, Inc. (b)	28	2,175
West Pharmaceutical Services, Inc.	24	1,177
Zimmer Holdings, Inc.	40	3,728

		133,645

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Aetna, Inc.	212	14,541
Air Methods Corp. (a)(b)	12	700
Almost Family, Inc. (a)(b)	6	194
Amedisys, Inc. (a)(b)	34	497
AmerisourceBergen Corp. (a)	315	22,148
AMN Healthcare Services, Inc. (b)	30	441
AmSurg Corp. (b)	18	827
Bio-Reference Laboratories, Inc. (a)(b)	8	204
Cardinal Health, Inc.	467	31,200
Centene Corp. (a)(b)	24	1,415
Chemed Corp. (a)	8	613
CIGNA Corp.	141	12,335

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Community Health Systems, Inc. (b)	126	$4,948
Corvel Corp. (b)	8	374
Cross Country Healthcare, Inc. (b)	34	339
DaVita HealthCare Partners, Inc. (b)	60	3,802
Express Scripts Holding Co. (a)(b)	310	21,774
Gentiva Health Services, Inc. (a)(b)	30	372
Hanger, Inc. (a)(b)	16	630
Health Management Associates, Inc. (Class A) (a)(b)	139	1,821
Health Net, Inc. (b)	109	3,234
Healthways, Inc. (a)(b)	36	553
Henry Schein, Inc. (b)	36	4,113
HMS Holdings Corp. (a)(b)	14	318
Humana, Inc. (a)	217	22,399
IPC The Hospitalist Co. (a)(b)	6	356
Kindred Healthcare, Inc. (a)	58	1,145
Laboratory Corp. of America Holdings (a)(b)	34	3,107
Landauer, Inc.	4	210
LHC Group, Inc. (b)	12	289
LifePoint Hospitals, Inc. (b)	36	1,902
Magellan Health Services, Inc. (b)	20	1,198
McKesson Corp.	196	31,634
MEDNAX, Inc. (a)(b)	32	1,708
Molina Healthcare, Inc. (a)(b)	32	1,112
MWI Veterinary Supply, Inc. (a)(b)	4	682
Omnicare, Inc. (a)	54	3,260
Owens & Minor, Inc. (a)	87	3,181
Patterson Cos., Inc.	38	1,566
PharMerica Corp. (a)(b)	32	688
Quest Diagnostics, Inc. (a)	56	2,998
Tenet Healthcare Corp. (b)	56	2,359
The Ensign Group, Inc. (a)	10	443
UnitedHealth Group, Inc.	630	47,439
Universal Health Services, Inc. (Class B)	42	3,413
VCA Antech, Inc. (b)	34	1,066
WellCare Health Plans, Inc. (a)(b)	20	1,408
WellPoint, Inc.	402	37,141

		298,097

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	44	680
Cerner Corp. (b)	46	2,564
Computer Programs and Systems, Inc.	2	124
Medidata Solutions, Inc. (a)(b)	8	485
Omnicell, Inc. (b)	10	255

		4,108

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)(b)	12	941
BJ’s Restaurants, Inc. (a)(b)	6	186
Bob Evans Farms, Inc. (a)	16	810
Boyd Gaming Corp. (a)(b)	62	698
Brinker International, Inc.	36	1,668
Buffalo Wild Wings, Inc. (a)(b)	4	589
Carnival Corp. (a)	608	24,423
CEC Entertainment, Inc.	8	354
Chipotle Mexican Grill, Inc. (a)(b)	6	3,197
Cracker Barrel Old Country Store, Inc. (a)	12	1,321
Darden Restaurants, Inc. (a)	62	3,371
DineEquity, Inc. (a)	6	501
International Game Technology (a)	88	1,598
International Speedway Corp. (Class A) (a)	18	639
Interval Leisure Group, Inc.	16	494
Jack in the Box, Inc. (a)(b)	26	1,301
Life Time Fitness, Inc. (a)(b)	14	658
Marcus Corp.	22	296
Marriott International, Inc. (Class A) (a)	60	2,962
Marriott Vacations Worldwide Corp. (b)	20	1,055
McDonald’s Corp.	261	25,325
Monarch Casino & Resort, Inc. (a)(b)	6	121
Multimedia Games Holding Co., Inc. (b)	12	376
Panera Bread Co. (Class A) (b)	6	1,060
Papa John’s International, Inc. (a)	20	908
Pinnacle Entertainment, Inc. (a)(b)	34	884
Red Robin Gourmet Burgers, Inc. (a)(b)	10	735
Ruby Tuesday, Inc. (a)(b)	40	277
Ruth’s Hospitality Group, Inc.	16	227
Scientific Games Corp. (Class A) (a)(b)	34	576
Sonic Corp. (b)	26	525
Starbucks Corp. (a)	91	7,134
Starwood Hotels & Resorts Worldwide, Inc.	44	3,496
Texas Roadhouse, Inc. (a)	24	667
The Cheesecake Factory, Inc.	20	965
The Wendy’s Co. (a)	182	1,587
Wyndham Worldwide Corp. (a)	32	2,358
Wynn Resorts, Ltd. (a)	46	8,934
Yum! Brands, Inc. (a)	94	7,107

		110,324

HOUSEHOLD DURABLES — 0.5%
Blyth, Inc. (a)	8	87
D.R. Horton, Inc. (a)(b)	73	1,629
Ethan Allen Interiors, Inc. (a)	10	304
Garmin, Ltd. (a)	175	8,089
Harman International Industries, Inc. (a)	24	1,964
Helen of Troy, Ltd. (a)(b)	16	792
iRobot Corp. (a)(b)	8	278
Jarden Corp. (a)(b)	42	2,577
KB Home (a)	14	256
La-Z-Boy, Inc.	22	682
Leggett & Platt, Inc. (a)	58	1,795
Lennar Corp. (Class A) (a)	28	1,108
M.D.C. Holdings, Inc. (a)(b)	22	709
M/I Homes, Inc. (a)(b)	12	305
Meritage Homes Corp. (b)	12	576
Mohawk Industries, Inc. (b)	22	3,276
Newell Rubbermaid, Inc.	75	2,431
NVR, Inc. (b)	1	1,026
Pulte Group, Inc.	58	1,181
Standard Pacific Corp. (a)(b)	80	724
The Ryland Group, Inc. (a)	18	781
Toll Brothers, Inc. (a)(b)	50	1,850
Tupperware Brands Corp.	9	851
Universal Electronics, Inc. (a)(b)	8	305

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Whirlpool Corp.	43	$6,745

		40,321

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (a)(b)	44	297
Church & Dwight Co., Inc.	20	1,326
Colgate-Palmolive Co.	184	11,999
Energizer Holdings, Inc. (a)	16	1,732
Kimberly-Clark Corp.	120	12,535
The Clorox Co. (a)	31	2,875
The Procter & Gamble Co.	754	61,383
WD-40 Co.	4	299

		92,446

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	175	5,026
The AES Corp.	522	7,574

		12,600

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	197	27,629
Carlisle Cos., Inc.	14	1,112
Danaher Corp. (a)	136	10,499
General Electric Co.	4,176	117,053

		156,293

INSURANCE — 6.6%
ACE, Ltd.	182	18,842
Aflac, Inc.	641	42,819
Alleghany Corp. (b)	6	2,400
American Financial Group, Inc.	63	3,636
American International Group, Inc.	2,011	102,662
AMERISAFE, Inc.	8	338
Aon PLC	73	6,124
Arthur J. Gallagher & Co.	42	1,971
Aspen Insurance Holdings, Ltd.	41	1,694
Assurant, Inc. (a)	96	6,372
Brown & Brown, Inc.	44	1,381
Cincinnati Financial Corp. (a)	86	4,504
eHealth, Inc. (a)(b)	6	279
Employers Holdings, Inc. (a)	16	506
Everest Re Group, Ltd. (a)	27	4,208
Fidelity National Financial, Inc. (Class A) (a)	124	4,024
First American Financial Corp.	70	1,974
Genworth Financial, Inc. (Class A) (b)	675	10,483
Hartford Financial Services Group, Inc. (a)	624	22,608
HCC Insurance Holdings, Inc. (a)	60	2,768
Horace Mann Educators Corp. (a)	28	883
Infinity Property & Casualty Corp.	8	574
Kemper Corp. (a)	40	1,635
Lincoln National Corp. (a)	217	11,202
Loews Corp.	261	12,591
Marsh & McLennan Cos., Inc. (a)	143	6,915
Meadowbrook Insurance Group, Inc. (a)	50	348
Mercury General Corp. (a)	40	1,988
MetLife, Inc.	1,531	82,551
Old Republic International Corp.	176	3,040
Primerica, Inc.	63	2,703
Principal Financial Group, Inc.	232	11,440
ProAssurance Corp.	20	970
Protective Life Corp.	107	5,421
Prudential Financial, Inc.	631	58,191
Reinsurance Group of America, Inc. (a)	101	7,818
RLI Corp. (a)	8	779
Safety Insurance Group, Inc. (a)	10	563
Selective Insurance Group, Inc.	40	1,082
StanCorp Financial Group, Inc. (a)	32	2,120
Stewart Information Services Corp. (a)	20	645
The Allstate Corp. (a)	262	14,289
The Chubb Corp. (a)	106	10,243
The Hanover Insurance Group, Inc. (a)	32	1,911
The Navigators Group, Inc. (b)	12	758
The Progressive Corp.	290	7,908
The Travelers Cos., Inc. (a)	187	16,931
Torchmark Corp.	52	4,064
Tower Group International, Ltd. (a)	29	98
United Fire Group, Inc.	24	688
Unum Group (a)	227	7,963
W.R. Berkley Corp.	58	2,517
XL Group PLC	135	4,298

		524,720

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (b)	63	25,124
Blue Nile, Inc. (a)(b)	4	188
Expedia, Inc. (a)	38	2,647
FTD Cos., Inc. (b)	19	619
HSN, Inc. (a)	18	1,121
Netflix, Inc. (b)	7	2,577
NutriSystem, Inc. (a)	20	329
PetMed Express, Inc. (a)	10	166
Priceline.com, Inc. (b)	6	6,975
TripAdvisor, Inc. (b)	13	1,077

		40,823

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (a)(b)	46	2,170
AOL, Inc. (a)(b)	58	2,704
Blucora, Inc. (a)(b)	14	408
comScore, Inc. (b)	6	172
Dealertrack Technologies, Inc. (a)(b)	10	481
Digital River, Inc. (a)(b)	18	333
eBay, Inc. (a)(b)	258	14,162
Equinix, Inc. (b)	10	1,775
Google, Inc. (Class A) (b)	62	69,484
j2 Global, Inc. (a)	12	600
Liquidity Services, Inc. (a)(b)	4	91
LivePerson, Inc. (a)(b)	8	119
LogMeIn, Inc. (a)(b)	4	134
Monster Worldwide, Inc. (a)(b)	56	399
Perficient, Inc. (a)(b)	10	234
Rackspace Hosting, Inc. (a)(b)	16	626
Stamps.com, Inc. (a)(b)	4	168
ValueClick, Inc. (a)(b)	22	514
VeriSign, Inc. (a)(b)	18	1,076
XO Group, Inc. (b)	8	119

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Yahoo!, Inc. (b)	364	$14,720

		110,489

IT SERVICES — 2.0%
Accenture PLC (Class A)	143	11,757
Acxiom Corp. (a)(b)	30	1,109
Alliance Data Systems Corp. (a)(b)	11	2,892
Automatic Data Processing, Inc.	120	9,697
Broadridge Financial Solutions, Inc.	48	1,897
CACI International, Inc. (Class A) (a)(b)	32	2,343
Cardtronics, Inc. (b)	12	521
CIBER, Inc. (b)	72	298
Cognizant Technology Solutions Corp. (Class A) (a)(b)	62	6,261
Computer Sciences Corp.	90	5,029
Convergys Corp.	74	1,558
CoreLogic, Inc. (b)	30	1,066
CSG Systems International, Inc. (a)	20	588
DST Systems, Inc.	20	1,815
Fidelity National Information Services, Inc.	91	4,885
Fiserv, Inc. (b)	70	4,134
Forrester Research, Inc. (a)	4	153
Gartner, Inc. (b)	20	1,421
Global Payments, Inc. (a)	22	1,430
Heartland Payment Systems, Inc. (a)	12	598
Higher One Holdings, Inc. (b)	8	78
iGate Corp. (b)	14	562
International Business Machines Corp.	265	49,706
Jack Henry & Associates, Inc.	22	1,303
Leidos Holdings, Inc. (a)	59	2,743
Lender Processing Services, Inc.	40	1,495
ManTech International Corp. (Class A) (a)	26	778
Mastercard, Inc. (Class A)	13	10,861
NeuStar, Inc. (Class A) (a)(b)	18	898
Paychex, Inc. (a)	90	4,098
Science Applications International Corp.	34	1,124
Sykes Enterprises, Inc. (a)(b)	24	523
TeleTech Holdings, Inc. (b)	24	575
Teradata Corp. (a)(b)	34	1,547
The Western Union Co. (a)	297	5,123
Total System Services, Inc. (a)	56	1,864
VeriFone Systems, Inc. (b)	49	1,314
Virtusa Corp. (a)(b)	8	305
Visa, Inc. (Class A) (a)	63	14,029
WEX, Inc. (b)	8	792

		159,170

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	4	228
Brunswick Corp. (a)	24	1,105
Callaway Golf Co.	46	388
Hasbro, Inc. (a)	56	3,081
JAKKS Pacific, Inc. (a)	12	81
Mattel, Inc. (a)	90	4,282
Polaris Industries, Inc. (a)	14	2,039
Sturm Ruger & Co, Inc.	2	146

		11,350

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (b)	34	291
Agilent Technologies, Inc.	77	4,404
Bio-Rad Laboratories, Inc. (Class A) (b)	10	1,236
Cambrex Corp. (a)(b)	12	214
Charles River Laboratories International, Inc. (a)(b)	20	1,061
Covance, Inc. (a)(b)	12	1,057
Life Technologies Corp. (b)	45	3,411
PAREXEL International Corp. (b)	20	904
PerkinElmer, Inc. (a)	19	783
Techne Corp. (a)	8	757
Thermo Fisher Scientific, Inc. (a)	88	9,799
Waters Corp. (b)	20	2,000

		25,917

MACHINERY — 2.0%
Actuant Corp. (Class A) (a)	20	733
AGCO Corp.	58	3,433
Albany International Corp. (Class A)	16	575
Astec Industries, Inc. (a)	10	386
Barnes Group, Inc. (a)	20	766
Briggs & Stratton Corp. (a)	34	740
Caterpillar, Inc. (a)	329	29,876
CIRCOR International, Inc.	6	485
CLARCOR, Inc. (a)	12	772
Crane Co.	18	1,210
Cummins, Inc.	66	9,304
Deere & Co. (a)	146	13,334
Donaldson Co., Inc. (a)	28	1,217
Dover Corp.	68	6,565
EnPro Industries, Inc. (b)	10	576
ESCO Technologies, Inc.	8	274
Federal Signal Corp. (b)	36	527
Flowserve Corp.	33	2,601
Graco, Inc.	12	937
Harsco Corp. (a)	58	1,626
IDEX Corp.	13	960
Illinois Tool Works, Inc. (a)	217	18,245
Ingersoll-Rand PLC	103	6,345
ITT Corp. (a)	124	5,384
John Bean Technologies Corp. (a)	14	411
Joy Global, Inc. (a)	44	2,574
Kennametal, Inc. (a)	26	1,354
Lincoln Electric Holdings, Inc. (a)	24	1,712
Lindsay Corp. (a)	2	165
Lydall, Inc. (b)	10	176
Mueller Industries, Inc. (a)	10	630
Nordson Corp. (a)	12	892
Oshkosh Corp.	47	2,368
PACCAR, Inc. (a)	146	8,639
Pall Corp.	26	2,219
Parker Hannifin Corp.	62	7,976
Pentair, Ltd.	25	1,942
Snap-On, Inc.	13	1,424
SPX Corp.	20	1,992
Standex International Corp.	4	252

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Stanley Black & Decker, Inc. (a)	61	$4,922
Tennant Co. (a)	6	407
Terex Corp.	40	1,680
The Toro Co. (a)	18	1,145
Timken Co. (a)	36	1,983
Trinity Industries, Inc. (a)	34	1,854
Valmont Industries, Inc. (a)	8	1,193
Wabtec Corp.	9	668
Watts Water Technologies, Inc. (Class A)	14	866
Woodward, Inc. (a)	16	730
Xylem, Inc.	38	1,315

		158,360

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	18	1,786
Matson, Inc. (a)	16	418

		2,204

MATERIALS — 0.1%
PPG Industries, Inc.	44	8,345

MEDIA — 2.7%
AMC Networks, Inc. (Class A) (b)	12	817
Cablevision Systems Corp. (Class A) (a)	304	5,451
CBS Corp.	145	9,242
Cinemark Holdings, Inc. (a)	42	1,400
Comcast Corp. (Class A) (a)	802	41,676
Digital Generation, Inc. (a)(b)	18	229
DIRECTV (Class A) (b)	196	13,542
Discovery Communications, Inc. (Series A) (b)	61	5,516
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	38	1,349
Gannett Co., Inc. (a)	121	3,579
Harte-Hanks, Inc.	48	375
John Wiley & Sons, Inc. (Class A)	20	1,104
Lamar Advertising Co. (Class A) (a)(b)	20	1,045
Live Nation Entertainment, Inc. (a)(b)	102	2,015
McGraw Hill Financial, Inc.	66	5,161
Meredith Corp.	24	1,243
News Corp. (Class A) (b)	130	2,343
Omnicom Group, Inc. (a)	110	8,181
Scholastic Corp.	20	680
Scripps Networks Interactive, Inc. (Class A) (a)	44	3,802
The E.W. Scripps Co. (Class A) (a)(b)	30	652
The Interpublic Group of Cos., Inc.	194	3,434
The New York Times Co. (Class A) (a)	88	1,397
The Walt Disney Co. (a)	423	32,317
Time Warner Cable, Inc.	145	19,647
Time Warner, Inc.	337	23,496
Twenty-First Century Fox, Inc.	521	18,329
Valassis Communications, Inc. (a)	28	959
Viacom, Inc. (Class B)	103	8,996

		217,977

METALS & MINING — 1.1%
A.M. Castle & Co. (a)(b)	18	266
AK Steel Holding Corp. (a)(b)	120	984
Alcoa, Inc. (a)	1,465	15,573
Allegheny Technologies, Inc. (a)	42	1,496
AMCOL International Corp. (a)	12	408
Carpenter Technology Corp.	14	871
Century Aluminum Co. (b)	56	586
Cliffs Natural Resources, Inc. (a)	207	5,425
Commercial Metals Co.	173	3,517
Compass Minerals International, Inc. (a)	10	800
Freeport-McMoRan Copper & Gold, Inc.	654	24,682
Haynes International, Inc. (a)	4	221
Kaiser Aluminum Corp. (a)	12	843
Materion Corp.	12	370
Newmont Mining Corp. (a)	259	5,965
Nucor Corp. (a)	172	9,181
Olympic Steel, Inc.	10	290
Reliance Steel & Aluminum Co. (a)	40	3,034
RTI International Metals, Inc. (a)(b)	14	479
Steel Dynamics, Inc. (a)	142	2,775
SunCoke Energy, Inc. (a)(b)	32	730
United States Steel Corp. (a)	205	6,047
Worthington Industries, Inc. (a)	38	1,599

		86,142

MULTI-UTILITIES — 1.3%
Alliant Energy Corp.	60	3,096
Ameren Corp.	142	5,135
Avista Corp. (a)	38	1,071
Black Hills Corp. (a)	26	1,365
CenterPoint Energy, Inc.	225	5,216
CMS Energy Corp. (a)	142	3,801
Consolidated Edison, Inc.	184	10,172
Dominion Resources, Inc. (a)	238	15,396
DTE Energy Co.	91	6,041
Integrys Energy Group, Inc.	40	2,176
MDU Resources Group, Inc.	90	2,750
NiSource, Inc.	180	5,918
NorthWestern Corp. (a)	22	953
PG&E Corp.	276	11,117
Public Service Enterprise Group, Inc. (a)	296	9,484
SCANA Corp.	86	4,036
Sempra Energy (a)	92	8,258
TECO Energy, Inc. (a)	180	3,103
Vectren Corp.	54	1,917
Wisconsin Energy Corp.	96	3,969

		104,974

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)(b)	55	1,776
Dollar General Corp. (b)	114	6,876
Dollar Tree, Inc. (a)(b)	45	2,539
Family Dollar Stores, Inc.	50	3,249
Fred’s, Inc. (Class A)	24	444
J.C. Penney Co., Inc. (a)(b)	446	4,081
Kohl’s Corp. (a)	178	10,102
Macy’s, Inc.	188	10,039
Nordstrom, Inc. (a)	83	5,129
Target Corp.	339	21,449
Tuesday Morning Corp. (a)(b)	46	734

		66,418

OFFICE ELECTRONICS — 0.3%
Xerox Corp. (a)	1,606	19,545

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Zebra Technologies Corp. (Class A) (b)	16	$865

		20,410

OIL, GAS & CONSUMABLE FUELS — 10.8%
Alpha Natural Resources, Inc. (a)(b)	302	2,156
Anadarko Petroleum Corp.	128	10,153
Apache Corp. (a)	231	19,852
Approach Resources, Inc. (a)(b)	8	154
Arch Coal, Inc. (a)	293	1,304
Bill Barrett Corp. (a)(b)	67	1,794
Cabot Oil & Gas Corp.	64	2,481
Carrizo Oil & Gas, Inc. (a)(b)	22	985
Chesapeake Energy Corp. (a)	683	18,537
Chevron Corp. (a)	1,209	151,016
Cimarex Energy Co.	30	3,147
Cloud Peak Energy, Inc. (b)	44	792
Comstock Resources, Inc. (a)	32	585
ConocoPhillips	1,674	118,268
CONSOL Energy, Inc. (a)	90	3,424
Contango Oil & Gas Co. (b)	6	284
Denbury Resources, Inc. (a)(b)	196	3,220
Devon Energy Corp. (a)	318	19,675
Energen Corp.	32	2,264
EOG Resources, Inc.	56	9,399
EQT Corp.	26	2,334
Exxon Mobil Corp. (a)	2,295	232,254
Forest Oil Corp. (b)	86	310
Gulfport Energy Corp. (a)(b)	14	884
Hess Corp.	237	19,671
HollyFrontier Corp. (a)	110	5,466
Kinder Morgan, Inc. (a)	196	7,056
Marathon Oil Corp.	596	21,039
Marathon Petroleum Corp.	187	17,153
Murphy Oil Corp. (a)	153	9,927
Newfield Exploration Co. (a)(b)	185	4,557
Noble Energy, Inc.	80	5,449
Northern Oil and Gas, Inc. (a)(b)	12	181
Occidental Petroleum Corp.	434	41,273
PDC Energy, Inc. (a)(b)	14	745
Peabody Energy Corp. (a)	227	4,433
Penn Virginia Corp. (a)(b)	58	547
PetroQuest Energy, Inc. (b)	30	130
Phillips 66	374	28,847
Pioneer Natural Resources Co.	26	4,786
QEP Resources, Inc. (a)	42	1,287
Range Resources Corp. (a)	24	2,023
Rosetta Resources, Inc. (a)(b)	16	769
SM Energy Co. (a)	14	1,164
Southwestern Energy Co. (a)(b)	83	3,264
Spectra Energy Corp. (a)	282	10,045
Stone Energy Corp. (b)	68	2,352
Swift Energy Co. (a)(b)	24	324
Tesoro Corp.	116	6,786
The Williams Cos., Inc. (a)	151	5,824
Valero Energy Corp. (a)	734	36,994
World Fuel Services Corp. (a)	103	4,445
WPX Energy, Inc. (a)(b)	106	2,160

		853,969

PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (b)	16	840
Deltic Timber Corp. (a)	2	136
Domtar Corp.	48	4,528
International Paper Co. (a)	236	11,571
KapStone Paper and Packaging Corp. (b)	22	1,229
Louisiana-Pacific Corp. (b)	42	778
Neenah Paper, Inc. (a)	8	342
P.H. Glatfelter Co.	30	829
Schweitzer-Mauduit International, Inc.	10	515
Wausau Paper Corp. (a)	24	304
Weyerhaeuser Co. (a)	93	2,936

		24,008

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	232	3,995
Inter Parfums, Inc. (a)	12	430
Medifast, Inc. (b)	6	157
The Estee Lauder Cos., Inc. (Class A)	64	4,820

		9,402

PHARMACEUTICALS — 3.4%
AbbVie, Inc.	326	17,216
Actavis PLC (b)	38	6,384
Akorn, Inc. (a)(b)	10	246
Allergan, Inc. (a)	38	4,221
Bristol-Myers Squibb Co. (a)	455	24,183
Eli Lilly & Co.	520	26,520
Endo Health Solutions, Inc. (b)	38	2,564
Forest Laboratories, Inc. (b)	129	7,744
Hi-Tech Pharmacal Co., Inc. (b)	4	174
Hospira, Inc. (b)	60	2,477
Johnson & Johnson	734	67,227
Mallinckrodt PLC (a)(b)	13	679
Merck & Co., Inc.	809	40,490
Mylan, Inc. (a)(b)	103	4,470
Perrigo Co. PLC (a)	14	2,148
Pfizer, Inc.	2,007	61,474
Prestige Brands Holdings, Inc. (b)	16	573
Questcor Pharmaceuticals, Inc. (a)	10	545
Salix Pharmaceuticals, Ltd. (a)(b)	8	720
The Medicines Co. (b)	18	695
ViroPharma, Inc. (b)	22	1,097

		271,847

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	16	296
Dun & Bradstreet Corp. (a)	12	1,473
Equifax, Inc.	30	2,073
Exponent, Inc. (a)	4	310
FTI Consulting, Inc. (a)(b)	20	823
Heidrick & Struggles International, Inc.	8	161
Insperity, Inc.	14	506
Kelly Services, Inc. (Class A)	30	748
Korn/Ferry International (b)	22	575
Manpower, Inc. (a)	105	9,015
Navigant Consulting, Inc. (a)(b)	22	422
On Assignment, Inc. (b)	14	489
Resources Connection, Inc.	14	201
Robert Half International, Inc. (a)	40	1,680

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

The Corporate Executive Board Co.	6	$464
Towers Watson & Co. (Class A) (a)	22	2,807
TrueBlue, Inc. (b)	18	464

		22,507

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Acadia Realty Trust	14	348
Alexandria Real Estate Equities, Inc.	18	1,145
American Campus Communities, Inc.	18	580
American Tower Corp.	48	3,831
Apartment Investment & Management Co. (Class A)	32	829
AvalonBay Communities, Inc. (a)	26	3,074
BioMed Realty Trust, Inc. (a)	50	906
Boston Properties, Inc.	34	3,413
BRE Properties, Inc.	20	1,094
Camden Property Trust	22	1,251
Cedar Realty Trust, Inc.	40	250
Corporate Office Properties Trust (a)	28	663
Corrections Corp. of America (a)	29	930
Cousins Properties, Inc.	34	350
DiamondRock Hospitality Co. (a)	64	739
Duke Realty Corp.	76	1,143
EastGroup Properties, Inc.	8	463
EPR Properties (a)	16	787
Equity One, Inc. (a)	40	898
Equity Residential	75	3,890
Essex Property Trust, Inc.	6	861
Extra Space Storage, Inc. (a)	20	843
Federal Realty Investment Trust	8	811
Franklin Street Properties Corp.	52	621
Getty Realty Corp.	30	551
Government Properties Income Trust (a)	35	870
HCP, Inc.	112	4,068
Health Care REIT, Inc.	54	2,893
Healthcare Realty Trust, Inc.	32	682
Highwoods Properties, Inc. (a)	30	1,085
Home Properties, Inc.	14	751
Hospitality Properties Trust	72	1,946
Host Hotels & Resorts, Inc. (a)	150	2,916
Inland Real Estate Corp. (a)	34	358
Kilroy Realty Corp.	18	903
Kimco Realty Corp. (a)	96	1,896
Kite Realty Group Trust (a)	38	250
LaSalle Hotel Properties (a)	22	679
Lexington Realty Trust (a)	54	551
Liberty Property Trust	52	1,761
LTC Properties, Inc.	12	425
Mack-Cali Realty Corp. (a)	26	559
Medical Properties Trust, Inc. (a)	64	782
Mid-America Apartment Communities, Inc. (a)	17	1,033
National Retail Properties, Inc. (a)	42	1,274
OMEGA Healthcare Investors, Inc.	30	894
Parkway Properties, Inc.	24	463
Pennsylvania Real Estate Investment Trust	26	493
Plum Creek Timber Co., Inc.	33	1,535
Post Properties, Inc. (a)	12	543
Potlatch Corp.	18	751
ProLogis (a)	104	3,843
PS Business Parks, Inc.	8	611
Public Storage	32	4,817
Rayonier, Inc.	28	1,179
Realty Income Corp. (a)	44	1,643
Regency Centers Corp. (a)	28	1,296
Saul Centers, Inc.	6	286
Senior Housing Properties Trust	78	1,734
Simon Property Group, Inc. (a)	38	5,782
SL Green Realty Corp.	24	2,217
Sovran Self Storage, Inc.	10	652
Tanger Factory Outlet Centers, Inc.	14	448
Taubman Centers, Inc.	12	767
The Macerich Co. (a)	34	2,002
UDR, Inc. (a)	56	1,308
Universal Health Realty Income Trust	6	240
Urstadt Biddle Properties, Inc. (Class A)	14	258
Ventas, Inc.	66	3,781
Vornado Realty Trust	52	4,617
Weingarten Realty Investors	38	1,042

		99,155

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	82	2,157
Forestar Group, Inc. (a)(b)	12	255
Jones Lang LaSalle, Inc.	12	1,229

		3,641

ROAD & RAIL — 0.7%
Arkansas Best Corp.	18	606
Con-way, Inc.	32	1,271
CSX Corp. (a)	414	11,911
Genesee & Wyoming, Inc. (Class A) (a)(b)	8	768
Heartland Express, Inc. (a)	18	353
J.B. Hunt Transport Services, Inc. (a)	19	1,469
Kansas City Southern (a)	13	1,610
Knight Transportation, Inc. (a)	26	477
Landstar System, Inc.	10	575
Norfolk Southern Corp. (a)	128	11,882
Old Dominion Freight Line, Inc. (b)	24	1,272
Ryder Systems, Inc. (a)	38	2,804
Union Pacific Corp.	116	19,488
Werner Enterprises, Inc. (a)	28	692

		55,178

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)(b)	16	366
Advanced Micro Devices, Inc. (a)(b)	831	3,216
Altera Corp.	67	2,180
Analog Devices, Inc. (a)	68	3,463
Applied Materials, Inc. (a)	496	8,774
Atmel Corp. (a)(b)	118	924
ATMI, Inc. (b)	10	302
Broadcom Corp. (Class A) (a)	116	3,439
Brooks Automation, Inc. (a)	24	252
Cabot Microelectronics Corp. (b)	8	366
CEVA, Inc. (a)(b)	4	61
Cirrus Logic, Inc. (a)(b)	18	368

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cohu, Inc.	10	$105
Cree, Inc. (a)(b)	24	1,502
Cypress Semiconductor Corp. (a)(b)	30	315
Diodes, Inc. (b)	16	377
DSP Group, Inc. (b)	12	117
Entropic Communications, Inc. (b)	30	141
Exar Corp. (b)	12	141
Fairchild Semiconductor International, Inc. (a)(b)	60	801
First Solar, Inc. (a)(b)	91	4,972
GT Advanced Technologies, Inc. (a)(b)	165	1,439
Hittite Microwave Corp. (b)	6	370
Integrated Device Technology, Inc. (a)(b)	56	571
Intel Corp.	3,120	80,995
International Rectifier Corp. (a)(b)	28	730
Intersil Corp. (Class A)	68	780
KLA-Tencor Corp.	65	4,190
Kopin Corp. (b)	20	84
Kulicke & Soffa Industries, Inc. (a)(b)	32	426
Lam Research Corp. (a)(b)	45	2,450
Linear Technology Corp. (a)	62	2,824
LSI Corp. (a)	150	1,653
Micrel, Inc. (a)	20	197
Microchip Technology, Inc. (a)	64	2,864
Micron Technology, Inc. (b)	553	12,033
Microsemi Corp. (a)(b)	24	599
MKS Instruments, Inc.	18	539
Monolithic Power Systems, Inc. (a)(b)	10	347
Nanometrics, Inc. (a)(b)	8	152
NVIDIA Corp.	136	2,179
Pericom Semiconductor Corp. (b)	12	106
Power Integrations, Inc. (a)	6	335
RF Micro Devices, Inc. (a)(b)	106	547
Rubicon Technology, Inc. (b)	10	100
Rudolph Technologies, Inc. (b)	12	141
Semtech Corp. (a)(b)	16	404
Sigma Designs, Inc. (b)	36	170
Silicon Laboratories, Inc. (a)(b)	10	433
Skyworks Solutions, Inc. (a)(b)	48	1,371
SunEdison, Inc. (a)(b)	188	2,453
Supertex, Inc. (b)	4	100
Synaptics, Inc. (a)(b)	10	518
Teradyne, Inc. (b)	72	1,269
Tessera Technologies, Inc. (a)	20	394
Texas Instruments, Inc.	288	12,646
TriQuint Semiconductor, Inc. (a)(b)	72	601
Ultratech, Inc. (a)(b)	6	174
Veeco Instruments, Inc. (a)(b)	22	724
Xilinx, Inc.	74	3,398

		173,488

SOFTWARE — 2.5%
ACI Worldwide, Inc. (b)	8	520
Adobe Systems, Inc. (a)(b)	103	6,168
Advent Software, Inc. (a)	10	350
Ansys, Inc. (a)(b)	18	1,570
Autodesk, Inc. (b)	46	2,315
Blackbaud, Inc.	6	226
Bottomline Technologies, Inc. (a)(b)	6	217
CA, Inc.	195	6,562
Cadence Design Systems, Inc. (a)(b)	62	869
Citrix Systems, Inc. (b)	38	2,404
CommVault Systems, Inc. (a)(b)	6	449
Compuware Corp.	82	919
Concur Technologies, Inc. (a)(b)	6	619
Ebix, Inc. (a)	8	118
Electronic Arts, Inc. (a)(b)	98	2,248
EPIQ Systems, Inc.	14	227
FactSet Research Systems, Inc. (a)	6	651
Fair Isaac Corp. (a)	8	503
Informatica Corp. (b)	16	664
Interactive Intelligence Group (b)	4	269
Intuit, Inc. (a)	42	3,205
Manhattan Associates, Inc. (a)(b)	6	705
Mentor Graphics Corp.	32	770
MICROS Systems, Inc. (a)(b)	18	1,033
Microsoft Corp.	3,096	115,883
MicroStrategy, Inc. (a)(b)	2	248
Monotype Imaging Holdings, Inc.	10	319
Netscout Systems, Inc. (a)(b)	12	355
Oracle Corp. (a)	909	34,778
Progress Software Corp. (a)(b)	20	517
PTC, Inc. (b)	26	920
Quality Systems, Inc. (a)	8	168
Red Hat, Inc. (b)	30	1,681
Rovi Corp. (a)(b)	28	551
Salesforce.com, Inc. (a)(b)	63	3,477
Solera Holdings, Inc.	10	708
Symantec Corp.	214	5,046
Synchronoss Technologies, Inc. (b)	6	186
Synopsys, Inc. (b)	50	2,029
Take-Two Interactive Software, Inc. (a)(b)	24	417
TIBCO Software, Inc. (a)(b)	24	540
Tyler Technologies, Inc. (a)(b)	6	613

		202,017

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc. (a)	26	764
Abercrombie & Fitch Co. (Class A) (a)	28	922
Advance Auto Parts, Inc.	22	2,435
Aeropostale, Inc. (a)(b)	38	345
American Eagle Outfitters, Inc. (a)	80	1,152
ANN, Inc. (b)	20	731
Ascena Retail Group, Inc. (a)(b)	46	973
AutoNation, Inc. (a)(b)	89	4,422
AutoZone, Inc. (a)(b)	9	4,301
Barnes & Noble, Inc. (b)	42	628
Bed Bath & Beyond, Inc. (a)(b)	61	4,898
Best Buy Co., Inc.	364	14,516
Big 5 Sporting Goods Corp. (a)	18	357
Brown Shoe Co., Inc.	44	1,238
Cabela’s, Inc. (a)(b)	19	1,267
CarMax, Inc. (a)(b)	59	2,774
Chico’s FAS, Inc. (a)	52	980
Christopher & Banks Corp. (a)(b)	40	342
CST Brands, Inc. (a)	111	4,076
Dick’s Sporting Goods, Inc.	30	1,743
Foot Locker, Inc. (a)	62	2,569

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

GameStop Corp. (Class A) (a)	102	$5,025
Genesco, Inc. (a)(b)	10	731
Group 1 Automotive, Inc. (a)	32	2,273
Guess?, Inc. (a)	84	2,610
Haverty Furniture Cos., Inc. (a)	14	438
Hibbett Sports, Inc. (a)(b)	6	403
Jos. A. Bank Clothiers, Inc. (a)(b)	10	547
Kirkland’s, Inc. (b)	8	189
L Brands, Inc.	99	6,123
Lithia Motors, Inc. (Class A) (a)	16	1,111
Lowe’s Cos., Inc. (a)	435	21,554
Lumber Liquidators Holdings, Inc. (a)(b)	8	823
MarineMax, Inc. (b)	26	418
Monro Muffler Brake, Inc. (a)	6	338
Murphy USA, Inc. (a)(b)	38	1,579
O’Reilly Automotive, Inc. (b)	26	3,346
Office Depot, Inc. (a)(b)	562	2,973
Outerwall, Inc. (a)(b)	12	807
Pep Boys-Manny, Moe & Jack (a)(b)	28	340
PetSmart, Inc. (a)	30	2,183
Rent-A-Center, Inc. (a)	28	934
Ross Stores, Inc.	46	3,447
Select Comfort Corp. (a)(b)	12	253
Signet Jewelers, Ltd. (a)	16	1,259
Sonic Automotive, Inc. (Class A) (a)	40	979
Stage Stores, Inc. (a)	34	756
Staples, Inc. (a)	568	9,026
Stein Mart, Inc.	30	404
The Buckle, Inc. (a)	14	736
The Cato Corp. (Class A)	12	382
The Children’s Place Retail Stores, Inc. (a)(b)	12	684
The Finish Line, Inc. (Class A) (a)	20	563
The Gap, Inc. (a)	161	6,292
The Home Depot, Inc. (a)	346	28,490
The Men’s Wearhouse, Inc.	18	919
Tiffany & Co. (a)	26	2,412
TJX Cos., Inc. (a)	150	9,560
Tractor Supply Co. (a)	20	1,552
Urban Outfitters, Inc. (a)(b)	44	1,632
Vitamin Shoppe, Inc. (a)(b)	8	416
Williams-Sonoma, Inc.	30	1,748
Zale Corp. (a)(b)	28	442
Zumiez, Inc. (a)(b)	6	156

		178,286

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (a)	16	1,149
Coach, Inc. (a)	66	3,705
Crocs, Inc. (b)	24	382
Deckers Outdoor Corp. (a)(b)	12	1,014
Fifth & Pacific Cos., Inc. (a)(b)	30	962
Fossil Group, Inc. (b)	12	1,439
Hanesbrands, Inc.	27	1,897
Iconix Brand Group, Inc. (a)(b)	30	1,191
Movado Group, Inc.	8	352
NIKE, Inc. (Class B)	152	11,953
Oxford Industries, Inc. (a)	4	323
Perry Ellis International, Inc. (a)(b)	12	190
PVH Corp. (a)	12	1,632
Quiksilver, Inc. (b)	29	254
Ralph Lauren Corp. (a)	16	2,825
Skechers U.S.A., Inc. (b)	42	1,391
Steven Madden, Ltd. (b)	14	512
Under Armour, Inc. (Class A) (a)(b)	16	1,397
V.F. Corp. (a)	100	6,234
Wolverine World Wide, Inc. (a)	32	1,087

		39,889

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	88	1,217
Bank Mutual Corp.	32	224
Brookline Bancorp, Inc. (a)	28	268
Dime Community Bancshares (a)	18	305
Hudson City Bancorp, Inc.	346	3,263
New York Community Bancorp, Inc. (a)	371	6,251
Northwest Bancshares, Inc.	44	650
Oritani Financial Corp.	12	193
People’s United Financial, Inc. (a)	190	2,873
Provident Financial Services, Inc.	32	618
TrustCo Bank Corp. NY (a)	50	359
Washington Federal, Inc.	48	1,118

		17,339

TOBACCO — 1.0%
Alliance One International, Inc. (b)	90	275
Altria Group, Inc.	559	21,460
Lorillard, Inc.	161	8,159
Philip Morris International, Inc.	374	32,587
Reynolds American, Inc.	271	13,547
Universal Corp.	26	1,420

		77,448

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	16	785
Fastenal Co. (a)	42	1,995
GATX Corp.	4	209
Kaman Corp. (a)	10	397
MSC Industrial Direct Co., Inc. (Class A) (a)	12	970
United Rentals, Inc. (a)(b)	22	1,715
W.W. Grainger, Inc.	13	3,321
Watsco, Inc.	14	1,345

		10,737

WATER UTILITIES — 0.0% (d)
American States Water Co.	16	460
Aqua America, Inc.	60	1,415

		1,875

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Crown Castle International Corp. (b)	44	3,231
NTELOS Holdings Corp.	16	324
Telephone & Data Systems, Inc.	139	3,583
USA Mobility, Inc. (a)	24	343

		7,481

TOTAL COMMON STOCKS —
(Cost $6,005,255)		7,909,277

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 21.6%
MONEY MARKET FUNDS — 21.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,691,772	$1,691,772
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	19,994	19,994

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,711,766)		1,711,766

TOTAL INVESTMENTS — 121.2% (h)
(Cost $7,717,021)		9,621,043
OTHER ASSETS & LIABILITIES — (21.2)%		(1,683,300)

NET ASSETS — 100.0%		$7,937,743

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.1%
AAR Corp. (a)	42	$1,176
Alliant Techsystems, Inc. (a)	36	4,380
BE Aerospace, Inc. (b)	121	10,531
Cubic Corp. (a)	6	316
Curtiss-Wright Corp. (a)	52	3,236
Engility Holdings, Inc. (a)(b)	3	100
Esterline Technologies Corp. (a)(b)	33	3,365
Exelis, Inc. (a)	205	3,907
GenCorp, Inc. (a)(b)	75	1,352
General Dynamics Corp.	284	27,136
Honeywell International, Inc. (a)	720	65,786
Huntington Ingalls Industries, Inc.	54	4,861
L-3 Communications Holdings, Inc. (a)	76	8,121
Lockheed Martin Corp.	264	39,246
Moog, Inc. (Class A) (b)	44	2,989
Northrop Grumman Corp.	229	26,246
Orbital Sciences Corp. (b)	62	1,445
Precision Castparts Corp.	115	30,970
Raytheon Co.	316	28,661
Rockwell Collins, Inc. (a)	106	7,836
Teledyne Technologies, Inc. (b)	32	2,940
Textron, Inc. (a)	80	2,941
The Boeing Co.	856	116,835
Triumph Group, Inc.	12	913
United Technologies Corp.	828	94,226

		489,515

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	25	1,458
Expeditors International of Washington, Inc.	111	4,912
FedEx Corp. (a)	179	25,735
Forward Air Corp. (a)	3	132
HUB Group, Inc. (Class A) (a)(b)	33	1,316
United Parcel Service, Inc. (Class B)	526	55,272
UTI Worldwide, Inc. (a)	75	1,317

		90,142

AIRLINES — 0.5%
Alaska Air Group, Inc.	86	6,310
Allegiant Travel Co. (a)	19	2,004
Delta Air Lines, Inc.	1,058	29,063
JetBlue Airways Corp. (a)(b)	91	778
SkyWest, Inc.	63	934
Southwest Airlines Co.	826	15,562

		54,651

AUTO COMPONENTS — 0.8%
BorgWarner, Inc. (a)	254	14,201
Delphi Automotive PLC (a)	343	20,625
Dorman Products, Inc. (a)(b)	33	1,850
Drew Industries, Inc. (a)	15	768
Gentex Corp. (a)	148	4,882
Johnson Controls, Inc.	801	41,091
Spartan Motors, Inc. (a)	6	40
Standard Motor Products, Inc.	15	552
Superior Industries International, Inc. (a)	3	62
The Goodyear Tire & Rubber Co. (a)	303	7,227

		91,298

AUTOMOBILES — 1.1%
Ford Motor Co. (a)	4,361	67,290
General Motors Co. (a)(b)	1,108	45,284
Harley-Davidson, Inc. (a)	219	15,164
Thor Industries, Inc.	53	2,927
Winnebago Industries, Inc. (b)	33	906

		131,571

BEVERAGES — 1.2%
Beam, Inc.	77	5,241
Boston Beer Co., Inc. (Class A) (b)	10	2,418
Brown-Forman Corp. (Class B) (a)	57	4,307
Coca-Cola Enterprises, Inc.	197	8,693
Constellation Brands, Inc. (Class A) (b)	194	13,654
Dr. Pepper Snapple Group, Inc.	44	2,144
Molson Coors Brewing Co. (Class B) (a)	73	4,099
Monster Beverage Corp. (a)(b)	56	3,795
PepsiCo, Inc.	723	59,965
The Coca-Cola Co.	844	34,866

		139,182

BIOTECHNOLOGY — 3.9%
Acorda Therapeutics, Inc. (a)(b)	34	993
Alexion Pharmaceuticals, Inc. (b)	142	18,894
Amgen, Inc.	643	73,405
ArQule, Inc. (b)	3	6
Biogen Idec, Inc. (b)	293	81,967
Celgene Corp. (b)	507	85,663
Cubist Pharmaceuticals, Inc. (a)(b)	69	4,752
Gilead Sciences, Inc. (a)(b)	1,888	141,883
Momenta Pharmaceuticals, Inc. (a)(b)	6	106
Regeneron Pharmaceuticals, Inc. (b)	96	26,423
Spectrum Pharmaceuticals, Inc. (b)	15	133
United Therapeutics Corp. (a)(b)	57	6,446
Vertex Pharmaceuticals, Inc. (b)	274	20,358

		461,029

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	90	4,855
AAON, Inc.	43	1,374
Allegion PLC (a)(b)	88	3,889
Apogee Enterprises, Inc. (a)	36	1,293
Fortune Brands Home & Security, Inc.	173	7,906
Gibraltar Industries, Inc. (a)(b)	15	279
Griffon Corp. (a)	15	198
Lennox International, Inc. (a)	54	4,593
Masco Corp.	350	7,969
Quanex Building Products Corp. (a)	33	657
Simpson Manufacturing Co., Inc. (a)	3	110
Universal Forest Products, Inc. (a)	21	1,095

		34,218

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)(b)	57	12,362
Ameriprise Financial, Inc.	225	25,886
BlackRock, Inc.	131	41,458
Calamos Asset Management, Inc. (Class A) (a)	3	35

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

E*TRADE Financial Corp. (a)(b)	331	$6,501
Eaton Vance Corp.	120	5,135
Evercore Partners, Inc. (Class A) (a)	39	2,331
Federated Investors, Inc. (Class B) (a)	103	2,966
Financial Engines, Inc. (a)	51	3,543
Franklin Resources, Inc. (a)	219	12,643
Greenhill & Co., Inc. (a)	7	406
HFF, Inc. (Class A) (a)(b)	33	886
Invesco, Ltd.	378	13,759
Janus Capital Group, Inc. (a)	8	99
Legg Mason, Inc.	97	4,218
Morgan Stanley	1,539	48,263
Northern Trust Corp.	93	5,756
Piper Jaffray Co., Inc. (a)(b)	12	475
Raymond James Financial, Inc. (a)	35	1,827
SEI Investments Co.	156	5,418
State Street Corp. (c)	494	36,255
Stifel Financial Corp. (a)(b)	47	2,252
SWS Group, Inc. (b)	9	55
T. Rowe Price Group, Inc.	107	8,963
The Bank of New York Mellon Corp.	691	24,143
The Charles Schwab Corp. (a)	1,328	34,528
The Goldman Sachs Group, Inc.	330	58,496
Virtus Investment Partners, Inc. (a)(b)	6	1,200
Waddell & Reed Financial, Inc. (Class A)	93	6,056

		365,915

CHEMICALS — 2.9%
A. Schulman, Inc. (a)	15	529
Air Products & Chemicals, Inc.	206	23,027
Airgas, Inc.	43	4,810
Albemarle Corp.	33	2,092
American Vanguard Corp.	30	729
Ashland, Inc.	61	5,919
Balchem Corp.	36	2,113
Cabot Corp.	32	1,645
Calgon Carbon Corp. (b)	56	1,152
CF Industries Holdings, Inc. (a)	13	3,030
Cytec Industries, Inc.	17	1,584
E. I. du Pont de Nemours & Co. (a)	847	55,030
Eastman Chemical Co.	140	11,298
Ecolab, Inc.	283	29,508
Flotek Industries, Inc. (a)(b)	56	1,124
FMC Corp. (a)	125	9,432
H.B. Fuller Co. (a)	56	2,914
Hawkins, Inc. (a)	3	112
Innophos Holdings, Inc. (a)	9	437
International Flavors & Fragrances, Inc.	65	5,589
Intrepid Potash, Inc. (a)(b)	3	48
Koppers Holdings, Inc.	6	274
Kraton Performance Polymers, Inc. (b)	30	691
LSB Industries, Inc. (a)(b)	15	615
LyondellBasell Industries NV	479	38,454
Minerals Technologies, Inc.	30	1,802
Monsanto Co.	283	32,984
NewMarket Corp. (a)	5	1,671
Olin Corp. (a)	23	664
OM Group, Inc. (a)(b)	39	1,420
PolyOne Corp. (a)	131	4,631
Praxair, Inc. (a)	120	15,604
Quaker Chemical Corp.	15	1,156
RPM International, Inc.	122	5,064
Sensient Technologies Corp. (a)	43	2,086
Sigma-Aldrich Corp.	64	6,017
Stepan Co.	12	788
The Dow Chemical Co. (a)	1,110	49,284
The Mosaic Co. (a)	9	425
The Scotts Miracle-Gro Co. (Class A)	28	1,742
The Sherwin-Williams Co.	69	12,661
Tredegar Corp. (a)	29	835
Valspar Corp.	33	2,353
Zep, Inc.	3	54

		343,397

COMMERCIAL BANKS — 3.2%
Associated Banc-Corp. (a)	115	2,001
BancorpSouth, Inc. (a)	93	2,364
Bank of Hawaii Corp. (a)	32	1,892
Bank of the Ozarks, Inc. (a)	30	1,698
Banner Corp.	20	896
BB&T Corp. (a)	334	12,465
BBCN Bancorp, Inc.	15	249
Boston Private Financial Holdings, Inc.	69	871
Cathay General Bancorp	57	1,524
City Holding Co. (a)	6	278
City National Corp. (a)	36	2,852
Columbia Banking System, Inc.	60	1,651
Comerica, Inc.	169	8,034
Commerce Bancshares, Inc. (a)	60	2,695
Community Bank System, Inc. (a)	21	833
Cullen/Frost Bankers, Inc. (a)	43	3,201
CVB Financial Corp. (a)	69	1,178
East West Bancorp, Inc. (a)	152	5,315
F.N.B. Corp. (a)	84	1,060
Fifth Third Bancorp (a)	645	13,564
First BanCorp- Puerto Rico (b)	57	353
First Commonwealth Financial Corp. (a)	124	1,094
First Financial Bancorp (a)	21	366
First Financial Bankshares, Inc. (a)	35	2,321
First Horizon National Corp. (a)	114	1,328
First Midwest Bancorp, Inc.	78	1,367
First Niagara Financial Group, Inc.	257	2,729
FirstMerit Corp.	193	4,290
Fulton Financial Corp. (a)	152	1,988
Glacier Bancorp, Inc. (a)	81	2,413
Hancock Holding Co. (a)	24	880
Hanmi Financial Corp.	36	788
Home Bancshares, Inc. (a)	54	2,017
Huntington Bancshares, Inc. (a)	706	6,813
Independent Bank Corp.-Massachusetts (a)	15	588
International Bancshares Corp. (a)	15	396
KeyCorp	800	10,736
M&T Bank Corp. (a)	37	4,308
MB Financial, Inc.	36	1,155
National Penn Bancshares, Inc.	90	1,020
NBT Bancorp, Inc. (a)	9	233
Old National Bancorp	75	1,153
PacWest Bancorp (a)	33	1,393

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Pinnacle Financial Partners, Inc. (a)	27	$878
PNC Financial Services Group, Inc.	353	27,386
PrivateBancorp, Inc. (a)	69	1,996
Prosperity Bancshares, Inc.	62	3,930
Regions Financial Corp.	1,457	14,410
S&T Bancorp, Inc. (a)	6	152
Signature Bank (b)	33	3,545
Simmons First National Corp. (a)	3	111
SunTrust Banks, Inc. (a)	290	10,675
Susquehanna Bancshares, Inc.	122	1,566
SVB Financial Group (b)	46	4,824
Synovus Financial Corp.	928	3,341
TCF Financial Corp. (a)	109	1,771
Texas Capital Bancshares, Inc. (a)(b)	14	871
Tompkins Financial Corp. (a)	3	154
Trustmark Corp. (a)	36	966
U.S. Bancorp (a)	642	25,937
UMB Financial Corp.	22	1,414
Umpqua Holdings Corp. (a)	110	2,105
United Bankshares, Inc. (a)	15	472
United Community Banks, Inc. (a)(b)	21	373
Valley National Bancorp (a)	18	182
Webster Financial Corp. (a)	70	2,183
Wells Fargo & Co. (a)	3,173	144,054
Westamerica Bancorporation (a)	9	508
Wilshire Bancorp, Inc. (a)	78	853
Wintrust Financial Corp. (a)	8	369
Zions Bancorporation (a)	134	4,015

		373,391

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	46	1,315
Avery Dennison Corp.	90	4,517
Cintas Corp. (a)	63	3,754
Clean Harbors, Inc. (a)(b)	3	180
Copart, Inc. (b)	32	1,173
Deluxe Corp. (a)	51	2,662
G & K Services, Inc. (Class A) (a)	15	933
Healthcare Services Group, Inc. (a)	20	567
Herman Miller, Inc. (a)	68	2,007
HNI Corp.	55	2,136
Interface, Inc. (a)	61	1,340
Iron Mountain, Inc. (a)	16	486
Mine Safety Appliances Co. (a)	18	922
Mobile Mini, Inc. (b)	47	1,935
Pitney Bowes, Inc.	185	4,310
R.R. Donnelley & Sons Co. (a)	224	4,543
Republic Services, Inc.	146	4,847
Rollins, Inc.	24	727
Stericycle, Inc. (b)	46	5,344
Tetra Tech, Inc. (a)(b)	2	56
The ADT Corp. (a)	19	769
The Brink’s Co. (a)	6	205
The Geo Group, Inc. (a)	86	2,771
Tyco International, Ltd.	395	16,211
UniFirst Corp.	12	1,284
United Stationers, Inc. (a)	44	2,019
Viad Corp.	34	944
Waste Connections, Inc. (a)	112	4,887
Waste Management, Inc. (a)	345	15,480

		88,324

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc. (a)	68	1,837
Arris Group, Inc. (b)	46	1,121
Bel Fuse, Inc. (Class B)	3	64
Black Box Corp. (a)	3	89
CalAmp Corp. (a)(b)	40	1,119
Ciena Corp. (a)(b)	127	3,039
Cisco Systems, Inc.	5,256	117,997
F5 Networks, Inc. (a)(b)	17	1,545
Harmonic, Inc. (b)	127	937
Harris Corp. (a)	91	6,353
InterDigital, Inc. (a)	7	206
Ixia (a)(b)	41	546
JDS Uniphase Corp. (b)	243	3,154
Juniper Networks, Inc. (a)(b)	240	5,417
Motorola Solutions, Inc.	97	6,548
Netgear, Inc. (a)(b)	12	395
Oplink Communications, Inc. (a)(b)	3	56
PC-Tel, Inc.	3	29
Plantronics, Inc. (a)	32	1,486
Polycom, Inc. (b)	102	1,145
QUALCOMM, Inc.	705	52,346
Riverbed Technology, Inc. (a)(b)	6	108
ViaSat, Inc. (a)(b)	50	3,133

		208,670

COMPUTERS & PERIPHERALS — 1.6%
3D Systems Corp. (a)(b)	115	10,687
Apple, Inc.	29	16,272
Avid Technology, Inc. (b)	36	293
Diebold, Inc. (a)	18	594
Electronics for Imaging, Inc. (b)	53	2,053
EMC Corp. (a)	461	11,594
Hewlett-Packard Co.	2,127	59,514
Lexmark International, Inc. (Class A) (a)	77	2,735
NCR Corp. (b)	205	6,982
NetApp, Inc.	398	16,374
QLogic Corp. (b)	3	36
SanDisk Corp.	217	15,307
Seagate Technology PLC (a)	368	20,667
Western Digital Corp.	260	21,814

		184,922

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (b)	121	3,561
Aegion Corp. (a)(b)	33	722
Comfort Systems USA, Inc.	62	1,202
Dycom Industries, Inc. (a)(b)	41	1,140
EMCOR Group, Inc.	40	1,698
Fluor Corp. (a)	119	9,555
Granite Construction, Inc. (a)	33	1,154
Jacobs Engineering Group, Inc. (a)(b)	134	8,441
KBR, Inc. (a)	70	2,232
Orion Marine Group, Inc. (a)(b)	9	108
Quanta Services, Inc. (a)(b)	47	1,483

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

URS Corp.	88	$4,663

		35,959

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	42	3,252
Headwaters, Inc. (b)	75	734
Martin Marietta Materials, Inc. (a)	25	2,499
Texas Industries, Inc. (b)	21	1,444
Vulcan Materials Co. (a)	45	2,674

		10,603

CONSUMER FINANCE — 1.1%
American Express Co. (a)	851	77,211
Capital One Financial Corp.	237	18,157
Cash America International, Inc. (a)	14	536
Discover Financial Services	291	16,281
Encore Capital Group, Inc. (a)(b)	27	1,357
First Cash Financial Services, Inc. (a)(b)	27	1,670
Portfolio Recovery Associates, Inc. (a)(b)	54	2,853
SLM Corp. (a)	457	12,010
World Acceptance Corp. (a)(b)	11	963

		131,038

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	37	2,509
Ball Corp.	23	1,188
Bemis Co., Inc. (a)	55	2,253
Greif, Inc. (Class A)	28	1,467
MeadWestvaco Corp. (a)	152	5,613
Myers Industries, Inc.	30	634
Owens-Illinois, Inc. (b)	179	6,405
Packaging Corp. of America (a)	109	6,897
Rock-Tenn Co. (Class A)	71	7,456
Sealed Air Corp.	242	8,240
Silgan Holdings, Inc.	10	480
Sonoco Products Co.	79	3,296

		46,438

DISTRIBUTORS — 0.2%
Genuine Parts Co. (a)	132	10,981
LKQ Corp. (b)	326	10,726
Pool Corp. (a)	51	2,965
VOXX International Corp. (a)(b)	6	100

		24,772

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	3	131
Apollo Education Group, Inc. (b)	3	82
Capella Education Co. (a)	3	199
Career Education Corp. (a)(b)	3	17
DeVry Education Group, Inc.	27	959
Graham Holdings Co. (Class B) (a)	6	3,980
H&R Block, Inc.	331	9,612
Hillenbrand, Inc.	53	1,559
Matthews International Corp. (Class A) (a)	18	767
Regis Corp. (a)	27	392
Service Corp. International	226	4,097
Sotheby’s	80	4,256
Universal Technical Institute, Inc.	3	42

		26,093

DIVERSIFIED FINANCIAL SERVICES — 5.9%
Bank of America Corp.	11,101	172,843
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,423	168,711
CBOE Holdings, Inc. (a)	101	5,248
Citigroup, Inc.	2,404	125,272
CME Group, Inc.	308	24,166
Interactive Brokers Group, Inc. (Class A) (a)	52	1,266
IntercontinentalExchange Group, Inc. (a)	107	24,066
JPMorgan Chase & Co. (a)	2,500	146,200
Leucadia National Corp.	211	5,980
MarketAxess Holdings, Inc. (a)	46	3,076
Moody’s Corp. (a)	202	15,851
MSCI, Inc. (Class A) (b)	134	5,858
The NASDAQ OMX Group, Inc.	99	3,940

		702,477

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	840	29,534
Atlantic Tele-Network, Inc. (a)	6	339
Cbeyond, Inc. (b)	21	145
CenturyLink, Inc. (a)	19	605
Cincinnati Bell, Inc. (a)(b)	244	869
Frontier Communications Corp. (a)	95	442
General Communication, Inc. (Class A) (b)	6	67
tw telecom, Inc. (a)(b)	90	2,742
Verizon Communications, Inc. (a)	815	40,049
Windstream Holdings, Inc. (a)	57	455

		75,247

ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	30	1,496
American Electric Power Co., Inc. (a)	77	3,599
Cleco Corp.	13	606
Duke Energy Corp.	154	10,628
Edison International (a)	52	2,408
El Paso Electric Co.	15	527
Entergy Corp. (a)	6	380
Exelon Corp. (a)	27	740
FirstEnergy Corp. (a)	13	429
Great Plains Energy, Inc. (a)	34	824
Hawaiian Electric Industries, Inc. (a)	33	860
IDACORP, Inc. (a)	14	726
NextEra Energy, Inc.	201	17,210
Northeast Utilities	108	4,578
OGE Energy Corp.	167	5,661
Pepco Holdings, Inc. (a)	24	459
Pinnacle West Capital Corp.	31	1,640
PNM Resources, Inc. (a)	6	145
PPL Corp.	180	5,416
Southern Co.	28	1,151
UIL Holdings Corp. (a)	12	465
UNS Energy Corp.	17	1,017
Westar Energy, Inc. (a)	43	1,383
Xcel Energy, Inc. (a)	77	2,151

		64,499

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc. (a)	45	$4,920
AMETEK, Inc. (a)	193	10,165
AZZ, Inc. (a)	6	293
Brady Corp. (Class A)	9	278
Eaton Corp. PLC	516	39,278
Emerson Electric Co. (a)	655	45,968
Encore Wire Corp.	6	325
EnerSys (a)	57	3,995
Franklin Electric Co., Inc. (a)	36	1,607
General Cable Corp. (a)	42	1,235
Hubbell, Inc. (Class B)	42	4,574
II-VI, Inc. (b)	9	158
Powell Industries, Inc. (a)	6	402
Regal-Beloit Corp.	7	516
Rockwell Automation, Inc. (a)	153	18,079
Roper Industries, Inc. (a)	53	7,350

		139,143

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (a)(b)	3	42
Amphenol Corp. (Class A)	126	11,237
Anixter International, Inc. (a)	24	2,156
Arrow Electronics, Inc. (a)(b)	92	4,991
Avnet, Inc.	143	6,308
Badger Meter, Inc. (a)	6	327
Belden, Inc. (a)	52	3,663
Benchmark Electronics, Inc. (b)	60	1,385
Checkpoint Systems, Inc. (b)	70	1,104
Cognex Corp. (a)	114	4,353
Coherent, Inc. (b)	14	1,041
Corning, Inc.	1,062	18,925
CTS Corp.	12	239
Daktronics, Inc.	6	94
Electro Scientific Industries, Inc.	3	31
FARO Technologies, Inc. (b)	3	175
FEI Co.	49	4,379
FLIR Systems, Inc.	166	4,997
Ingram Micro, Inc. (Class A) (b)	169	3,965
Insight Enterprises, Inc. (b)	9	204
Itron, Inc. (b)	24	994
Jabil Circuit, Inc. (a)	122	2,128
Littelfuse, Inc. (a)	23	2,137
Measurement Specialties, Inc. (a)(b)	17	1,032
Methode Electronics, Inc. (Class A)	60	2,051
Mettler-Toledo International, Inc. (b)	29	7,035
MTS Systems Corp. (a)	18	1,282
National Instruments Corp.	83	2,658
OSI Systems, Inc. (a)(b)	2	106
Plexus Corp. (a)(b)	21	909
Rogers Corp. (a)(b)	17	1,045
Scansource, Inc. (a)(b)	3	127
SYNNEX Corp. (b)	32	2,157
TE Connectivity, Ltd.	484	26,673
Tech Data Corp. (b)	3	155
Trimble Navigation, Ltd. (a)(b)	149	5,170
TTM Technologies, Inc. (a)(b)	3	26
Vishay Intertechnology, Inc. (a)(b)	95	1,260

		126,561

ENERGY EQUIPMENT & SERVICES — 2.0%
Atwood Oceanics, Inc. (a)(b)	38	2,029
Baker Hughes, Inc.	210	11,605
Bristow Group, Inc. (a)	40	3,002
C&J Energy Services, Inc. (a)(b)	32	739
Cameron International Corp. (a)(b)	101	6,012
CARBO Ceramics, Inc. (a)	18	2,097
Diamond Offshore Drilling, Inc.	2	114
Dresser-Rand Group, Inc. (a)(b)	41	2,445
Dril-Quip, Inc. (a)(b)	47	5,167
Ensco PLC (Class A) (a)	22	1,258
Era Group, Inc. (a)(b)	3	93
Exterran Holdings, Inc. (a)(b)	45	1,539
FMC Technologies, Inc. (b)	217	11,329
Geospace Technologies Corp. (a)(b)	15	1,422
Gulf Island Fabrication, Inc.	3	70
Halliburton Co.	936	47,502
Helix Energy Solutions Group, Inc. (a)(b)	89	2,063
Helmerich & Payne, Inc.	111	9,333
Hornbeck Offshore Services, Inc. (a)(b)	38	1,871
ION Geophysical Corp. (a)(b)	12	40
Matrix Service Co. (b)	3	73
Nabors Industries, Ltd. (a)	123	2,090
National Oilwell Varco, Inc.	95	7,555
Newpark Resources, Inc. (a)(b)	108	1,327
Noble Corp. PLC (a)	40	1,499
Oceaneering International, Inc.	127	10,018
Oil States International, Inc. (b)	54	5,493
Patterson-UTI Energy, Inc. (a)	105	2,659
Pioneer Energy Services Corp. (a)(b)	3	24
Rowan Cos. PLC (b)	51	1,803
Schlumberger, Ltd.	962	86,686
SEACOR Holdings, Inc. (a)(b)	17	1,550
Superior Energy Services, Inc. (b)	85	2,262
Tetra Technologies, Inc. (a)(b)	108	1,335
Tidewater, Inc. (a)	26	1,541
Unit Corp. (b)	15	774

		236,419

FOOD & STAPLES RETAILING — 1.9%
Casey’s General Stores, Inc.	40	2,810
Costco Wholesale Corp.	290	34,513
CVS Caremark Corp.	710	50,815
Harris Teeter Supermarkets, Inc. (a)	29	1,431
Safeway, Inc. (a)	298	9,706
Spartan Stores, Inc.	59	1,432
SUPERVALU, Inc. (a)(b)	244	1,779
Sysco Corp. (a)	130	4,693
The Andersons, Inc.	23	2,051
The Kroger Co.	601	23,758
United Natural Foods, Inc. (a)(b)	33	2,488
Wal-Mart Stores, Inc.	257	20,223
Walgreen Co.	1,017	58,416
Whole Foods Market, Inc.	247	14,284

		228,399

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co. (a)	646	$28,036
B&G Foods, Inc. (a)	25	848
Cal-Maine Foods, Inc. (a)	15	903
Calavo Growers, Inc. (a)	6	181
Campbell Soup Co. (a)	85	3,679
ConAgra Foods, Inc.	120	4,044
Darling International, Inc. (b)	86	1,796
Dean Foods Co. (b)	56	963
Flowers Foods, Inc.	210	4,509
General Mills, Inc. (a)	345	17,219
Green Mountain Coffee Roasters, Inc. (a)(b)	162	12,244
Hain Celestial Group, Inc. (a)(b)	41	3,722
Hillshire Brands Co. (a)	81	2,709
Hormel Foods Corp. (a)	130	5,872
Ingredion, Inc. (a)	22	1,506
J&J Snack Foods Corp.	16	1,417
Kellogg Co. (a)	106	6,473
Kraft Foods Group, Inc.	283	15,259
Lancaster Colony Corp. (a)	18	1,587
McCormick & Co., Inc. (a)	29	1,999
Mead Johnson Nutrition Co.	109	9,130
Mondelez International, Inc. (Class A) (a)	957	33,782
Post Holdings, Inc. (a)(b)	32	1,577
Sanderson Farms, Inc. (a)	24	1,736
Seneca Foods Corp. (a)(b)	9	287
Snyders-Lance, Inc. (a)	36	1,034
The Hershey Co. (a)	137	13,320
The J.M. Smucker Co.	63	6,528
Tootsie Roll Industries, Inc.	9	293
TreeHouse Foods, Inc. (a)(b)	17	1,172
Tyson Foods, Inc. (Class A) (a)	326	10,908
WhiteWave Foods Co. (Class A) (a)(b)	93	2,133

		196,866

GAS UTILITIES — 0.2%
AGL Resources, Inc.	48	2,267
Atmos Energy Corp. (a)	48	2,180
National Fuel Gas Co. (a)	71	5,070
New Jersey Resources Corp. (a)	6	278
Northwest Natural Gas Co. (a)	9	385
ONEOK, Inc.	85	5,285
Piedmont Natural Gas Co., Inc.	15	497
Questar Corp. (a)	61	1,402
South Jersey Industries, Inc.	19	1,063
Southwest Gas Corp. (a)	24	1,342
The Laclede Group, Inc.	9	410
UGI Corp.	69	2,861
WGL Holdings, Inc.	24	962

		24,002

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abaxis, Inc. (a)(b)	18	720
Abbott Laboratories	344	13,185
Align Technology, Inc. (b)	94	5,372
Analogic Corp.	4	354
Baxter International, Inc.	154	10,711
Becton, Dickinson and Co.	166	18,341
Boston Scientific Corp. (b)	1,639	19,701
C.R. Bard, Inc.	43	5,759
Cantel Medical Corp. (a)	36	1,221
CareFusion Corp. (b)	197	7,845
CONMED Corp.	9	382
Covidien PLC (a)	276	18,796
CryoLife, Inc. (a)	27	299
Cyberonics, Inc. (b)	7	459
Cynosure, Inc. (Class A) (b)	1	27
DENTSPLY International, Inc.	67	3,248
Greatbatch, Inc. (b)	9	398
Haemonetics Corp. (a)(b)	21	885
HealthStream, Inc. (a)(b)	24	786
Hill-Rom Holdings, Inc. (a)	60	2,480
Hologic, Inc. (a)(b)	59	1,319
ICU Medical, Inc. (a)(b)	15	956
IDEXX Laboratories, Inc. (b)	15	1,596
Integra LifeSciences Holdings Corp. (b)	18	859
Intuitive Surgical, Inc. (b)	1	384
Masimo Corp. (b)	30	877
Medtronic, Inc.	789	45,281
Meridian Bioscience, Inc. (a)	15	398
Merit Medical Systems, Inc. (a)(b)	15	236
Natus Medical, Inc. (b)	36	810
Neogen Corp. (a)(b)	37	1,691
NuVasive, Inc. (a)(b)	51	1,649
ResMed, Inc. (a)	121	5,697
St. Jude Medical, Inc.	300	18,585
STERIS Corp.	36	1,730
Stryker Corp. (a)	233	17,508
SurModics, Inc. (b)	15	366
Symmetry Medical, Inc. (a)(b)	12	121
Teleflex, Inc. (a)	25	2,346
The Cooper Cos., Inc.	45	5,573
Thoratec Corp. (b)	20	732
Varian Medical Systems, Inc. (b)	37	2,874
West Pharmaceutical Services, Inc. (a)	72	3,532
Zimmer Holdings, Inc.	133	12,394

		238,483

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Aetna, Inc.	388	26,613
Air Methods Corp. (a)(b)	28	1,633
Almost Family, Inc. (a)(b)	3	97
Amedisys, Inc. (a)(b)	9	132
AmerisourceBergen Corp. (a)	270	18,984
AMN Healthcare Services, Inc. (b)	51	750
AmSurg Corp. (b)	32	1,469
Bio-Reference Laboratories, Inc. (a)(b)	27	690
Cardinal Health, Inc.	268	17,905
Centene Corp. (a)(b)	53	3,124
Chemed Corp. (a)	4	306
CIGNA Corp.	313	27,381
Community Health Systems, Inc. (b)	112	4,398
Cross Country Healthcare, Inc. (b)	3	30
DaVita HealthCare Partners, Inc. (b)	28	1,774
Express Scripts Holding Co. (a)(b)	129	9,061
Gentiva Health Services, Inc. (a)(b)	36	447
Hanger, Inc. (a)(b)	39	1,534

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Health Management Associates, Inc. (Class A) (a)(b)	297	$3,891
Health Net, Inc. (b)	82	2,433
Healthways, Inc. (a)(b)	39	599
Henry Schein, Inc. (b)	85	9,712
HMS Holdings Corp. (a)(b)	41	932
Humana, Inc. (a)	104	10,735
IPC The Hospitalist Co. (a)(b)	6	356
Kindred Healthcare, Inc. (a)	9	178
Laboratory Corp. of America Holdings (a)(b)	37	3,381
Landauer, Inc.	6	316
LHC Group, Inc. (b)	9	216
LifePoint Hospitals, Inc. (b)	40	2,114
Magellan Health Services, Inc. (b)	3	180
McKesson Corp.	210	33,894
MEDNAX, Inc. (b)	106	5,658
Molina Healthcare, Inc. (a)(b)	21	730
MWI Veterinary Supply, Inc. (a)(b)	12	2,047
Omnicare, Inc. (a)	114	6,881
Owens & Minor, Inc. (a)	42	1,535
Patterson Cos., Inc.	30	1,236
Quest Diagnostics, Inc. (a)	43	2,302
Tenet Healthcare Corp. (b)	130	5,476
The Ensign Group, Inc. (a)	18	797
UnitedHealth Group, Inc.	804	60,541
Universal Health Services, Inc. (Class B)	109	8,857
VCA Antech, Inc. (b)	91	2,854
WellCare Health Plans, Inc. (a)(b)	45	3,169
WellPoint, Inc.	293	27,070

		314,418

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)(b)	65	1,005
Cerner Corp. (b)	271	15,106
Computer Programs and Systems, Inc. (a)	3	185
Medidata Solutions, Inc. (a)(b)	54	3,271
Omnicell, Inc. (b)	50	1,276

		20,843

HOTELS, RESTAURANTS & LEISURE — 1.8%
Bally Technologies, Inc. (a)(b)	41	3,217
Bob Evans Farms, Inc. (a)	21	1,062
Boyd Gaming Corp. (a)(b)	92	1,036
Brinker International, Inc. (a)	55	2,549
Buffalo Wild Wings, Inc. (a)(b)	17	2,502
Carnival Corp. (a)	14	562
CEC Entertainment, Inc.	3	133
Chipotle Mexican Grill, Inc. (a)(b)	36	19,180
Cracker Barrel Old Country Store, Inc. (a)	27	2,972
Darden Restaurants, Inc. (a)	4	218
DineEquity, Inc. (a)	6	501
Domino’s Pizza, Inc. (a)	68	4,736
International Game Technology (a)	284	5,157
International Speedway Corp. (Class A) (a)	18	639
Interval Leisure Group, Inc.	39	1,205
Jack in the Box, Inc. (a)(b)	48	2,401
Life Time Fitness, Inc. (a)(b)	12	564
Marcus Corp.	3	40
Marriott International, Inc. (Class A) (a)	99	4,887
Marriott Vacations Worldwide Corp. (b)	11	580
McDonald’s Corp.	348	33,767
Multimedia Games Holding Co., Inc. (b)	33	1,035
Panera Bread Co. (Class A) (b)	1	177
Papa John’s International, Inc. (a)	42	1,907
Pinnacle Entertainment, Inc. (a)(b)	72	1,871
Red Robin Gourmet Burgers, Inc. (a)(b)	12	883
Ruby Tuesday, Inc. (a)(b)	3	21
Ruth’s Hospitality Group, Inc.	36	512
Scientific Games Corp. (Class A) (a)(b)	60	1,016
Sonic Corp. (b)	57	1,151
Starbucks Corp. (a)	879	68,905
Starwood Hotels & Resorts Worldwide, Inc.	154	12,235
Texas Roadhouse, Inc. (a)	84	2,335
The Cheesecake Factory, Inc.	42	2,027
The Wendy’s Co. (a)	349	3,043
Wyndham Worldwide Corp. (a)	80	5,895
Wynn Resorts, Ltd. (a)	82	15,925
Yum! Brands, Inc. (a)	99	7,485

		214,331

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. (a)	9	201
Ethan Allen Interiors, Inc. (a)	12	365
Garmin, Ltd. (a)	74	3,420
Harman International Industries, Inc. (a)	80	6,548
Helen of Troy, Ltd. (a)(b)	31	1,535
iRobot Corp. (a)(b)	32	1,112
Jarden Corp. (a)(b)	122	7,485
KB Home (a)	29	530
La-Z-Boy, Inc.	57	1,767
Leggett & Platt, Inc. (a)	67	2,073
Lennar Corp. (Class A) (a)	5	198
M.D.C. Holdings, Inc. (a)	11	355
M/I Homes, Inc. (a)(b)	24	611
Meritage Homes Corp. (b)	14	672
Mohawk Industries, Inc. (b)	77	11,465
Newell Rubbermaid, Inc.	264	8,556
NVR, Inc. (b)	1	1,026
Pulte Group, Inc.	11	224
Standard Pacific Corp. (a)(b)	139	1,258
Tempur Sealy International, Inc. (b)	66	3,561
The Ryland Group, Inc. (a)	22	955
Toll Brothers, Inc. (a)(b)	14	518
Tupperware Brands Corp.	59	5,577
Whirlpool Corp.	88	13,804

		73,816

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (Class A) (a)(b)	42	283
Church & Dwight Co., Inc.	74	4,905
Colgate-Palmolive Co.	362	23,606
Energizer Holdings, Inc. (a)	41	4,438
Kimberly-Clark Corp.	157	16,400

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

The Clorox Co. (a)	54	$5,009
The Procter & Gamble Co.	953	77,584
WD-40 Co.	12	896

		133,121

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.	235	6,749
The AES Corp.	448	6,501

		13,250

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	624	87,516
Carlisle Cos., Inc.	46	3,653
Danaher Corp. (a)	511	39,449
General Electric Co.	4,144	116,156

		246,774

INSURANCE — 4.1%
ACE, Ltd.	183	18,946
Aflac, Inc.	338	22,578
Alleghany Corp. (b)	8	3,200
American Financial Group, Inc.	63	3,636
American International Group, Inc.	1,447	73,869
AMERISAFE, Inc.	15	634
Aon PLC	301	25,251
Arthur J. Gallagher & Co.	99	4,646
Aspen Insurance Holdings, Ltd.	23	950
Assurant, Inc. (a)	79	5,243
Brown & Brown, Inc.	78	2,448
Cincinnati Financial Corp. (a)	79	4,137
eHealth, Inc. (a)(b)	18	837
Employers Holdings, Inc.	18	570
Everest Re Group, Ltd. (a)	39	6,079
Fidelity National Financial, Inc. (Class A) (a)	143	4,640
First American Financial Corp.	30	846
Genworth Financial, Inc. (Class A) (b)	602	9,349
Hartford Financial Services Group, Inc. (a)	475	17,209
HCC Insurance Holdings, Inc. (a)	60	2,768
Horace Mann Educators Corp.	42	1,325
Infinity Property & Casualty Corp.	3	215
Kemper Corp. (a)	33	1,349
Lincoln National Corp. (a)	326	16,828
Loews Corp.	87	4,197
Marsh & McLennan Cos., Inc. (a)	435	21,037
Mercury General Corp. (a)	28	1,392
MetLife, Inc.	1,027	55,376
Old Republic International Corp.	264	4,559
Primerica, Inc.	66	2,832
Principal Financial Group, Inc.	320	15,779
ProAssurance Corp.	18	873
Protective Life Corp.	92	4,661
Prudential Financial, Inc.	485	44,727
Reinsurance Group of America, Inc. (a)	52	4,025
RLI Corp. (a)	18	1,753
Safety Insurance Group, Inc. (a)	6	338
Selective Insurance Group, Inc.	45	1,218
StanCorp Financial Group, Inc. (a)	51	3,379
Stewart Information Services Corp. (a)	21	678
The Allstate Corp.	337	18,380
The Chubb Corp. (a)	121	11,692
The Hanover Insurance Group, Inc. (a)	58	3,463
The Navigators Group, Inc. (b)	3	189
The Progressive Corp.	437	11,917
The Travelers Cos., Inc.	201	18,199
Torchmark Corp.	96	7,502
United Fire Group, Inc.	24	688
Unum Group (a)	308	10,805
W.R. Berkley Corp.	38	1,649
XL Group PLC	190	6,050

		484,911

INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc. (b)	316	126,018
Expedia, Inc. (a)	3	209
FTD Cos., Inc. (b)	27	880
HSN, Inc. (a)	7	436
Netflix, Inc. (b)	71	26,140
NutriSystem, Inc. (a)	3	49
PetMed Express, Inc. (a)	6	100
Priceline.com, Inc. (b)	64	74,394
TripAdvisor, Inc. (b)	132	10,933

		239,159

INTERNET SOFTWARE & SERVICES — 2.8%
Akamai Technologies, Inc. (a)(b)	163	7,690
AOL, Inc. (a)(b)	32	1,492
Blucora, Inc. (a)(b)	51	1,487
comScore, Inc. (b)	37	1,059
Dealertrack Technologies, Inc. (a)(b)	51	2,452
Dice Holdings, Inc. (a)(b)	3	22
Digital River, Inc. (a)(b)	3	55
eBay, Inc. (a)(b)	479	26,292
Equinix, Inc. (a)(b)	11	1,952
Google, Inc. (Class A) (b)	203	227,504
j2 Global, Inc. (a)	53	2,651
Liquidity Services, Inc. (b)	1	23
LivePerson, Inc. (a)(b)	57	845
Monster Worldwide, Inc. (a)(b)	3	21
NIC, Inc.	43	1,069
OpenTable, Inc. (a)(b)	27	2,143
Perficient, Inc. (a)(b)	27	632
Rackspace Hosting, Inc. (a)(b)	10	391
ValueClick, Inc. (a)(b)	25	584
VeriSign, Inc. (a)(b)	124	7,413
XO Group, Inc. (b)	3	45
Yahoo!, Inc. (b)	1,170	47,315

		333,137

IT SERVICES — 3.4%
Accenture PLC (Class A)	184	15,129
Acxiom Corp. (b)	78	2,884
Alliance Data Systems Corp. (a)(b)	48	12,621
Automatic Data Processing, Inc.	349	28,203
Broadridge Financial Solutions, Inc.	102	4,031
CACI International, Inc. (Class A) (a)(b)	21	1,538
Cardtronics, Inc. (b)	36	1,564

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CIBER, Inc. (b)	12	$50
Cognizant Technology Solutions Corp. (Class A) (b)	181	18,277
Computer Sciences Corp.	190	10,617
Convergys Corp.	56	1,179
CoreLogic, Inc. (b)	15	533
CSG Systems International, Inc. (a)	39	1,147
DST Systems, Inc.	32	2,904
ExlService Holdings, Inc. (a)(b)	12	331
Fidelity National Information Services, Inc.	305	16,372
Fiserv, Inc. (b)	222	13,109
Gartner, Inc. (b)	68	4,831
Global Payments, Inc. (a)	27	1,755
Heartland Payment Systems, Inc. (a)	41	2,043
iGate Corp. (a)(b)	30	1,205
International Business Machines Corp.	98	18,382
Jack Henry & Associates, Inc.	73	4,322
Leidos Holdings, Inc. (a)	85	3,952
Lender Processing Services, Inc.	77	2,878
Mastercard, Inc. (Class A)	108	90,230
MAXIMUS, Inc.	78	3,431
NeuStar, Inc. (Class A) (a)(b)	54	2,692
Paychex, Inc. (a)	237	10,791
Science Applications International Corp.	9	298
TeleTech Holdings, Inc. (b)	3	72
Teradata Corp. (a)(b)	5	227
The Western Union Co. (a)	611	10,540
Total System Services, Inc. (a)	142	4,726
VeriFone Systems, Inc. (b)	3	80
Virtusa Corp. (a)(b)	38	1,447
Visa, Inc. (Class A) (a)	465	103,546
WEX, Inc. (b)	18	1,783

		399,720

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	15	855
Brunswick Corp. (a)	102	4,698
Callaway Golf Co.	21	177
Hasbro, Inc. (a)	90	4,951
Mattel, Inc. (a)	163	7,756
Polaris Industries, Inc. (a)	71	10,340
Sturm Ruger & Co, Inc.	21	1,535

		30,312

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Affymetrix, Inc. (b)	3	26
Agilent Technologies, Inc.	345	19,731
Bio-Rad Laboratories, Inc. (Class A) (b)	12	1,483
Cambrex Corp. (a)(b)	36	642
Charles River Laboratories International, Inc. (a)(b)	39	2,069
Covance, Inc. (a)(b)	72	6,340
Life Technologies Corp. (b)	189	14,326
PAREXEL International Corp. (b)	63	2,846
PerkinElmer, Inc. (a)	60	2,474
Techne Corp. (a)	9	852
Thermo Fisher Scientific, Inc. (a)	392	43,649
Waters Corp. (b)	67	6,700

		101,138

MACHINERY — 2.4%
Actuant Corp. (Class A) (a)	67	2,455
AGCO Corp.	77	4,558
Albany International Corp. (Class A)	30	1,078
Astec Industries, Inc. (a)	3	116
Barnes Group, Inc. (a)	50	1,916
Briggs & Stratton Corp. (a)	45	979
Caterpillar, Inc.	102	9,263
CIRCOR International, Inc.	25	2,020
CLARCOR, Inc. (a)	20	1,287
Crane Co.	47	3,161
Cummins, Inc.	182	25,657
Deere & Co. (a)	36	3,288
Donaldson Co., Inc. (a)	64	2,781
Dover Corp.	200	19,308
EnPro Industries, Inc. (a)(b)	21	1,211
ESCO Technologies, Inc.	24	822
Federal Signal Corp. (b)	60	879
Flowserve Corp.	129	10,169
Graco, Inc.	72	5,625
Harsco Corp. (a)	43	1,205
IDEX Corp.	90	6,646
Illinois Tool Works, Inc. (a)	274	23,038
Ingersoll-Rand PLC	265	16,324
ITT Corp. (a)	111	4,820
John Bean Technologies Corp. (a)	6	176
Joy Global, Inc. (a)	3	175
Kennametal, Inc. (a)	62	3,228
Lincoln Electric Holdings, Inc. (a)	85	6,064
Lindsay Corp. (a)	9	745
Lydall, Inc. (b)	15	264
Mueller Industries, Inc. (a)	8	504
Nordson Corp. (a)	44	3,269
Oshkosh Corp.	107	5,391
PACCAR, Inc. (a)	302	17,869
Pall Corp.	67	5,718
Parker Hannifin Corp.	146	18,781
Pentair, Ltd.	220	17,087
Snap-On, Inc.	46	5,038
SPX Corp.	28	2,789
Standex International Corp. (a)	9	566
Stanley Black & Decker, Inc. (a)	137	11,055
Tennant Co. (a)	22	1,492
Terex Corp.	123	5,165
The Toro Co. (a)	38	2,417
Timken Co. (a)	92	5,066
Trinity Industries, Inc. (a)	70	3,816
Valmont Industries, Inc. (a)	11	1,640
Wabtec Corp.	100	7,427
Watts Water Technologies, Inc. (Class A)	21	1,299
Woodward, Inc.	36	1,642
Xylem, Inc.	75	2,595

		279,884

MARINE — 0.1%
Kirby Corp. (a)(b)	62	6,153

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Matson, Inc. (a)	6	$157

		6,310

MATERIALS — 0.2%
PPG Industries, Inc.	149	28,259

MEDIA — 4.6%
AMC Networks, Inc. (Class A) (b)	67	4,563
Cablevision Systems Corp. (Class A) (a)	60	1,076
CBS Corp.	694	44,236
Cinemark Holdings, Inc.	67	2,233
Comcast Corp. (Class A) (a)	1,406	73,063
DIRECTV (Class A) (b)	210	14,509
Discovery Communications, Inc. (Series A) (b)	232	20,978
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	64	2,272
Gannett Co., Inc. (a)	271	8,016
John Wiley & Sons, Inc. (Class A) (a)	6	331
Lamar Advertising Co. (Class A) (a)(b)	31	1,620
Live Nation Entertainment, Inc. (a)(b)	155	3,063
McGraw Hill Financial, Inc.	183	14,311
Meredith Corp. (a)	39	2,020
News Corp. (Class A) (b)	47	847
Omnicom Group, Inc. (a)	236	17,551
Scholastic Corp. (a)	18	612
Scripps Networks Interactive, Inc. (Class A) (a)	87	7,518
The E.W. Scripps Co. (Class A) (a)(b)	24	521
The Interpublic Group of Cos., Inc.	521	9,222
The New York Times Co. (Class A) (a)	105	1,666
The Walt Disney Co. (a)	1,390	106,196
Time Warner Cable, Inc.	117	15,854
Time Warner, Inc.	996	69,441
Twenty-First Century Fox, Inc.	2,285	80,386
Valassis Communications, Inc. (a)	33	1,130
Viacom, Inc. (Class B)	480	41,923

		545,158

METALS & MINING — 0.3%
A.M. Castle & Co. (a)(b)	3	44
AK Steel Holding Corp. (a)(b)	3	25
Alcoa, Inc. (a)	33	351
Allegheny Technologies, Inc. (a)	51	1,817
AMCOL International Corp. (a)	15	510
Carpenter Technology Corp.	28	1,742
Century Aluminum Co. (b)	3	31
Cliffs Natural Resources, Inc. (a)	6	157
Commercial Metals Co.	42	854
Compass Minerals International, Inc. (a)	3	240
Freeport-McMoRan Copper & Gold, Inc.	32	1,208
Globe Specialty Metals, Inc. (a)	6	108
Kaiser Aluminum Corp. (a)	15	1,054
Materion Corp.	3	92
Newmont Mining Corp. (a)	7	161
Nucor Corp. (a)	191	10,195
Reliance Steel & Aluminum Co. (a)	69	5,233
Royal Gold, Inc. (a)	2	92
RTI International Metals, Inc. (a)(b)	28	958
Steel Dynamics, Inc. (a)	203	3,967
Stillwater Mining Co. (a)(b)	85	1,049
United States Steel Corp. (a)	6	177
Worthington Industries, Inc. (a)	74	3,114

		33,179

MULTI-UTILITIES — 0.7%
Alliant Energy Corp.	38	1,961
Ameren Corp.	53	1,916
Avista Corp. (a)	18	507
Black Hills Corp. (a)	48	2,520
CenterPoint Energy, Inc.	200	4,636
CMS Energy Corp. (a)	76	2,035
Consolidated Edison, Inc.	9	498
Dominion Resources, Inc. (a)	348	22,512
DTE Energy Co.	50	3,319
Integrys Energy Group, Inc.	12	653
MDU Resources Group, Inc.	161	4,919
NiSource, Inc.	188	6,181
NorthWestern Corp. (a)	30	1,300
PG&E Corp.	70	2,820
Public Service Enterprise Group, Inc. (a)	110	3,524
SCANA Corp.	30	1,408
Sempra Energy (a)	151	13,554
TECO Energy, Inc. (a)	33	569
Vectren Corp.	39	1,384
Wisconsin Energy Corp. (a)	50	2,067

		78,283

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)(b)	39	1,259
Dollar General Corp. (b)	122	7,359
Dollar Tree, Inc. (a)(b)	212	11,961
Family Dollar Stores, Inc.	27	1,754
Fred’s, Inc. (Class A) (a)	21	389
J.C. Penney Co., Inc. (a)(b)	6	55
Kohl’s Corp. (a)	33	1,873
Macy’s, Inc.	155	8,277
Nordstrom, Inc. (a)	23	1,422
Target Corp.	100	6,327
Tuesday Morning Corp. (a)(b)	51	814

		41,490

OFFICE ELECTRONICS — 0.2%
Xerox Corp. (a)	1,356	16,502
Zebra Technologies Corp. (Class A) (b)	37	2,001

		18,503

OIL, GAS & CONSUMABLE FUELS — 5.1%
Alpha Natural Resources, Inc. (a)(b)	6	43
Anadarko Petroleum Corp.	461	36,566
Apache Corp. (a)	89	7,649
Approach Resources, Inc. (b)	27	521
Arch Coal, Inc. (a)	6	27
Bill Barrett Corp. (a)(b)	3	80
Cabot Oil & Gas Corp.	512	19,845
Carrizo Oil & Gas, Inc. (a)(b)	36	1,612
Chesapeake Energy Corp. (a)	401	10,883
Chevron Corp. (a)	672	83,939
Cimarex Energy Co.	101	10,596
Cloud Peak Energy, Inc. (b)	44	792
Comstock Resources, Inc. (a)	6	110
ConocoPhillips	735	51,928

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

CONSOL Energy, Inc. (a)	14	$533
Denbury Resources, Inc. (a)(b)	151	2,481
Devon Energy Corp.	60	3,712
Energen Corp.	85	6,014
EOG Resources, Inc.	284	47,666
EQT Corp.	157	14,095
Exxon Mobil Corp. (a)	418	42,302
Forest Oil Corp. (b)	3	11
Gulfport Energy Corp. (a)(b)	96	6,062
Hess Corp. (a)	319	26,477
HollyFrontier Corp. (a)	82	4,075
Kinder Morgan, Inc. (a)	149	5,364
Marathon Oil Corp.	337	11,896
Marathon Petroleum Corp.	149	13,668
Murphy Oil Corp. (a)	107	6,942
Newfield Exploration Co. (a)(b)	3	74
Noble Energy, Inc.	347	23,634
Northern Oil and Gas, Inc. (a)(b)	3	45
Occidental Petroleum Corp.	433	41,178
PDC Energy, Inc. (a)(b)	36	1,916
Peabody Energy Corp. (a)	9	176
Penn Virginia Corp. (b)	15	141
PetroQuest Energy, Inc. (b)	6	26
Phillips 66	367	28,307
Pioneer Natural Resources Co.	171	31,476
Range Resources Corp. (a)	67	5,649
Rosetta Resources, Inc. (a)(b)	29	1,393
SM Energy Co. (a)	70	5,818
Southwestern Energy Co. (a)(b)	78	3,068
Spectra Energy Corp.	402	14,319
Stone Energy Corp. (b)	46	1,591
Tesoro Corp.	64	3,744
The Williams Cos., Inc.	191	7,367
Valero Energy Corp. (a)	429	21,622
World Fuel Services Corp. (a)	3	129
WPX Energy, Inc. (a)(b)	106	2,160

		609,722

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (b)	18	945
Deltic Timber Corp. (a)	3	204
Domtar Corp.	6	566
International Paper Co. (a)	324	15,886
KapStone Paper and Packaging Corp. (b)	39	2,179
Louisiana-Pacific Corp. (b)	40	740
Neenah Paper, Inc. (a)	21	898
P.H. Glatfelter Co.	44	1,216
Schweitzer-Mauduit International, Inc.	40	2,059
Wausau Paper Corp. (a)	36	456
Weyerhaeuser Co. (a)	129	4,073

		29,222

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	370	6,371
Inter Parfums, Inc. (a)	3	107
Medifast, Inc. (b)	15	392
The Estee Lauder Cos., Inc. (Class A)	105	7,909

		14,779

PHARMACEUTICALS — 5.0%
AbbVie, Inc.	1,354	71,505
Actavis PLC (b)	201	33,768
Akorn, Inc. (b)	83	2,044
Allergan, Inc. (a)	47	5,221
Bristol-Myers Squibb Co. (a)	1,718	91,312
Eli Lilly & Co.	219	11,169
Endo Health Solutions, Inc. (b)	134	9,040
Forest Laboratories, Inc. (b)	154	9,245
Hospira, Inc. (a)(b)	120	4,954
Johnson & Johnson	1,872	171,456
Mallinckrodt PLC (a)(b)	9	470
Merck & Co., Inc.	833	41,692
Mylan, Inc. (a)(b)	423	18,358
Perrigo Co. PLC (a)	25	3,836
Pfizer, Inc.	3,062	93,789
Prestige Brands Holdings, Inc. (b)	60	2,148
Questcor Pharmaceuticals, Inc. (a)	68	3,703
Salix Pharmaceuticals, Ltd. (a)(b)	76	6,835
The Medicines Co. (b)	57	2,201
ViroPharma, Inc. (b)	73	3,639
Zoetis, Inc.	78	2,550

		588,935

PROFESSIONAL SERVICES — 0.5%
CDI Corp.	15	278
Dun & Bradstreet Corp. (a)	26	3,192
Equifax, Inc.	65	4,491
Exponent, Inc.	9	697
FTI Consulting, Inc. (a)(b)	31	1,275
Insperity, Inc.	25	903
Korn/Ferry International (b)	67	1,750
Manpower, Inc. (a)	97	8,328
Navigant Consulting, Inc. (a)(b)	75	1,440
Nielsen Holdings NV	193	8,857
On Assignment, Inc. (b)	54	1,886
Resources Connection, Inc.	30	430
Robert Half International, Inc.	145	6,089
The Corporate Executive Board Co.	36	2,787
Towers Watson & Co. (Class A) (a)	79	10,081
TrueBlue, Inc. (b)	27	696
WageWorks, Inc. (b)	42	2,496

		55,676

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Acadia Realty Trust	36	894
Alexandria Real Estate Equities, Inc.	14	891
American Campus Communities, Inc.	3	97
American Tower Corp. (a)	37	2,953
Apartment Investment & Management Co. (Class A)	59	1,529
AvalonBay Communities, Inc. (a)	11	1,300
BioMed Realty Trust, Inc. (a)	30	544
Boston Properties, Inc.	34	3,413
BRE Properties, Inc.	21	1,149
Camden Property Trust	8	455
Cedar Realty Trust, Inc. (a)	60	376
Coresite Realty Corp.	24	772
Corporate Office Properties Trust (a)	8	189
Corrections Corp. of America (a)	104	3,335

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Cousins Properties, Inc.	106	$1,092
DiamondRock Hospitality Co. (a)	155	1,790
Duke Realty Corp.	130	1,955
EastGroup Properties, Inc.	24	1,390
EPR Properties (a)	27	1,327
Equity One, Inc. (a)	54	1,212
Equity Residential	30	1,556
Essex Property Trust, Inc.	9	1,292
Extra Space Storage, Inc. (a)	109	4,592
Federal Realty Investment Trust (a)	6	608
Franklin Street Properties Corp.	75	896
Getty Realty Corp.	15	275
Government Properties Income Trust (a)	33	820
HCP, Inc.	43	1,562
Health Care REIT, Inc.	82	4,393
Healthcare Realty Trust, Inc.	25	533
Highwoods Properties, Inc. (a)	28	1,013
Home Properties, Inc.	18	965
Hospitality Properties Trust	102	2,757
Host Hotels & Resorts, Inc. (a)	451	8,767
Inland Real Estate Corp. (a)	48	505
Kilroy Realty Corp.	40	2,007
Kimco Realty Corp. (a)	91	1,797
Kite Realty Group Trust (a)	60	394
LaSalle Hotel Properties (a)	58	1,790
Lexington Realty Trust (a)	116	1,184
Liberty Property Trust	34	1,152
LTC Properties, Inc.	18	637
Mack-Cali Realty Corp.	12	258
Medical Properties Trust, Inc. (a)	56	684
Mid-America Apartment Communities, Inc. (a)	20	1,215
National Retail Properties, Inc. (a)	27	819
OMEGA Healthcare Investors, Inc.	131	3,904
Parkway Properties, Inc.	49	945
Pennsylvania Real Estate Investment Trust	63	1,196
Plum Creek Timber Co., Inc.	46	2,139
Post Properties, Inc. (a)	9	407
Potlatch Corp.	9	376
ProLogis (a)	173	6,392
PS Business Parks, Inc.	15	1,146
Public Storage	69	10,386
Rayonier, Inc.	60	2,526
Realty Income Corp. (a)	43	1,605
Regency Centers Corp. (a)	31	1,435
Saul Centers, Inc.	12	573
Senior Housing Properties Trust	54	1,200
Simon Property Group, Inc.	29	4,413
SL Green Realty Corp. (a)	44	4,065
Sovran Self Storage, Inc.	27	1,760
Tanger Factory Outlet Centers, Inc.	21	672
Taubman Centers, Inc.	14	895
The Macerich Co. (a)	39	2,297
UDR, Inc. (a)	57	1,331
Universal Health Realty Income Trust	12	481
Urstadt Biddle Properties, Inc. (Class A)	15	277
Ventas, Inc. (a)	46	2,635
Vornado Realty Trust	49	4,351
Weingarten Realty Investors	59	1,618

		128,159

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	18	751
CBRE Group, Inc. (a)(b)	202	5,313
Forestar Group, Inc. (a)(b)	30	638
Jones Lang LaSalle, Inc.	15	1,536

		8,238

ROAD & RAIL — 1.1%
Con-way, Inc.	63	2,502
CSX Corp.	741	21,319
Genesee & Wyoming, Inc. (Class A) (a)(b)	31	2,978
Heartland Express, Inc. (a)	6	118
J.B. Hunt Transport Services, Inc. (a)	55	4,251
Kansas City Southern (a)	101	12,507
Knight Transportation, Inc. (a)	6	110
Landstar System, Inc.	12	689
Norfolk Southern Corp.	227	21,072
Old Dominion Freight Line, Inc. (a)(b)	57	3,022
Ryder Systems, Inc. (a)	44	3,246
Union Pacific Corp.	337	56,616
Werner Enterprises, Inc. (a)	3	74

		128,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Energy Industries, Inc. (a)(b)	33	754
Advanced Micro Devices, Inc. (a)(b)	755	2,922
Altera Corp.	192	6,246
Analog Devices, Inc. (a)	187	9,524
Applied Materials, Inc. (a)	1,408	24,908
Atmel Corp. (a)(b)	500	3,915
ATMI, Inc. (b)	3	91
Broadcom Corp. (Class A) (a)	17	504
Brooks Automation, Inc. (a)	3	31
Cabot Microelectronics Corp. (b)	21	960
Cirrus Logic, Inc. (a)(b)	2	41
Cree, Inc. (a)(b)	142	8,885
Cypress Semiconductor Corp. (a)(b)	3	31
Diodes, Inc. (b)	35	825
DSP Group, Inc. (b)	3	29
Entropic Communications, Inc. (b)	15	71
Exar Corp. (b)	42	495
Fairchild Semiconductor International, Inc. (a)(b)	61	814
First Solar, Inc. (a)(b)	70	3,825
GT Advanced Technologies, Inc. (a)(b)	153	1,334
Hittite Microwave Corp. (b)	9	556
Integrated Device Technology, Inc. (a)(b)	170	1,732
Intel Corp. (a)	1,418	36,811
International Rectifier Corp. (a)(b)	83	2,164
Intersil Corp. (Class A)	149	1,709
KLA-Tencor Corp.	142	9,153
Kopin Corp. (a)(b)	6	25
Kulicke & Soffa Industries, Inc. (a)(b)	21	279
Lam Research Corp. (a)(b)	170	9,256

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Linear Technology Corp. (a)	184	$8,381
LSI Corp. (a)	190	2,094
Micrel, Inc. (a)	6	59
Microchip Technology, Inc. (a)	168	7,518
Micron Technology, Inc. (b)	1,248	27,156
Microsemi Corp. (a)(b)	62	1,547
MKS Instruments, Inc.	9	269
Monolithic Power Systems, Inc. (a)(b)	36	1,248
NVIDIA Corp.	494	7,914
Pericom Semiconductor Corp. (b)	6	53
Power Integrations, Inc. (a)	37	2,065
RF Micro Devices, Inc. (a)(b)	219	1,130
Rubicon Technology, Inc. (b)	3	30
Rudolph Technologies, Inc. (a)(b)	36	423
Semtech Corp. (a)(b)	32	809
Silicon Laboratories, Inc. (a)(b)	23	996
Skyworks Solutions, Inc. (a)(b)	30	857
SunEdison, Inc. (a)(b)	282	3,680
Supertex, Inc. (b)	3	75
Synaptics, Inc. (a)(b)	33	1,710
Teradyne, Inc. (b)	101	1,780
Tessera Technologies, Inc. (a)	41	808
Texas Instruments, Inc.	1,149	50,453
TriQuint Semiconductor, Inc. (a)(b)	193	1,610
Ultratech, Inc. (a)(b)	30	870
Veeco Instruments, Inc. (a)(b)	4	132
Xilinx, Inc.	278	12,766

		264,323

SOFTWARE — 3.0%
ACI Worldwide, Inc. (b)	36	2,340
Adobe Systems, Inc. (a)(b)	517	30,958
Advent Software, Inc. (a)	35	1,225
Ansys, Inc. (a)(b)	56	4,883
Autodesk, Inc. (b)	176	8,858
Blackbaud, Inc.	54	2,033
Bottomline Technologies, Inc. (a)(b)	35	1,266
CA, Inc.	301	10,129
Cadence Design Systems, Inc. (a)(b)	63	883
Citrix Systems, Inc. (b)	65	4,111
CommVault Systems, Inc. (a)(b)	43	3,220
Compuware Corp.	183	2,051
Concur Technologies, Inc. (a)(b)	55	5,675
Ebix, Inc. (a)	33	486
Electronic Arts, Inc. (a)(b)	368	8,442
EPIQ Systems, Inc.	3	49
FactSet Research Systems, Inc. (a)	17	1,846
Fair Isaac Corp. (a)	10	628
Informatica Corp. (a)(b)	113	4,689
Interactive Intelligence Group (a)(b)	23	1,549
Intuit, Inc. (a)	103	7,861
Manhattan Associates, Inc. (a)(b)	21	2,467
Mentor Graphics Corp. (a)	99	2,383
MICROS Systems, Inc. (a)(b)	12	688
Microsoft Corp.	4,075	152,527
MicroStrategy, Inc. (a)(b)	3	373
Monotype Imaging Holdings, Inc.	58	1,848
Netscout Systems, Inc. (a)(b)	8	237
Oracle Corp. (a)	768	29,384
Progress Software Corp. (a)(b)	43	1,111
PTC, Inc. (b)	117	4,141
Quality Systems, Inc. (a)	34	716
Red Hat, Inc. (b)	18	1,009
Rovi Corp. (a)(b)	119	2,343
Salesforce.com, Inc. (a)(b)	538	29,692
SolarWinds, Inc. (a)(b)	2	76
Solera Holdings, Inc.	24	1,698
Symantec Corp.	641	15,115
Synchronoss Technologies, Inc. (a)(b)	32	994
Synopsys, Inc. (b)	63	2,556
Take-Two Interactive Software, Inc. (a)(b)	124	2,154
Tangoe, Inc. (a)(b)	41	738
TIBCO Software, Inc. (a)(b)	5	112
Tyler Technologies, Inc. (a)(b)	38	3,881
Vasco Data Security International (b)	15	116

		359,541

SPECIALTY RETAIL — 2.9%
Aaron’s, Inc. (a)	15	441
Abercrombie & Fitch Co. (Class A) (a)	36	1,185
Advance Auto Parts, Inc.	34	3,763
Aeropostale, Inc. (a)(b)	12	109
American Eagle Outfitters, Inc. (a)	16	230
ANN, Inc. (a)(b)	14	512
Ascena Retail Group, Inc. (a)(b)	44	931
AutoNation, Inc. (a)(b)	33	1,640
AutoZone, Inc. (a)(b)	12	5,735
Barnes & Noble, Inc. (b)	9	135
Bed Bath & Beyond, Inc. (a)(b)	186	14,936
Best Buy Co., Inc.	333	13,280
Big 5 Sporting Goods Corp.	18	357
Brown Shoe Co., Inc.	51	1,435
Cabela’s, Inc. (a)(b)	57	3,800
CarMax, Inc. (a)(b)	233	10,956
Chico’s FAS, Inc. (a)	5	94
Christopher & Banks Corp. (b)	12	102
CST Brands, Inc. (a)	17	624
Dick’s Sporting Goods, Inc.	35	2,034
Foot Locker, Inc. (a)	42	1,740
GameStop Corp. (Class A) (a)	145	7,143
Genesco, Inc. (a)(b)	12	877
Group 1 Automotive, Inc. (a)	6	426
Guess?, Inc. (a)	47	1,460
Haverty Furniture Cos., Inc. (a)	15	470
Hibbett Sports, Inc. (a)(b)	4	269
Jos. A. Bank Clothiers, Inc. (a)(b)	3	164
L Brands, Inc.	223	13,793
Lithia Motors, Inc. (Class A) (a)	24	1,666
Lowe’s Cos., Inc. (a)	1,164	57,676
Lumber Liquidators Holdings, Inc. (a)(b)	33	3,395
MarineMax, Inc. (a)(b)	6	96
Monro Muffler Brake, Inc. (a)	30	1,691
Murphy USA, Inc. (a)(b)	26	1,081
O’Reilly Automotive, Inc. (b)	120	15,445
Office Depot, Inc. (a)(b)	597	3,158
Outerwall, Inc. (a)(b)	18	1,211
Pep Boys-Manny, Moe & Jack (a)(b)	3	36
PetSmart, Inc. (a)	43	3,128
Rent-A-Center, Inc. (a)	18	600

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Ross Stores, Inc.	116	$8,692
Select Comfort Corp. (a)(b)	20	422
Signet Jewelers, Ltd. (a)	89	7,004
Sonic Automotive, Inc. (Class A) (a)	33	808
Stage Stores, Inc. (a)	33	733
Staples, Inc. (a)	517	8,215
Stein Mart, Inc.	18	242
The Buckle, Inc. (a)	30	1,577
The Cato Corp. (Class A)	18	572
The Children’s Place Retail Stores, Inc. (a)(b)	2	114
The Finish Line, Inc. (Class A) (a)	27	761
The Gap, Inc. (a)	96	3,752
The Home Depot, Inc. (a)	842	69,330
The Men’s Wearhouse, Inc.	10	511
Tiffany & Co. (a)	66	6,124
TJX Cos., Inc. (a)	656	41,807
Tractor Supply Co. (a)	137	10,628
Urban Outfitters, Inc. (a)(b)	17	631
Vitamin Shoppe, Inc. (a)(b)	7	364
Williams-Sonoma, Inc.	53	3,089
Zale Corp. (a)(b)	33	520
Zumiez, Inc. (a)(b)	15	390

		344,110

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc. (a)	52	3,733
Coach, Inc. (a)	27	1,516
Crocs, Inc. (b)	9	143
Deckers Outdoor Corp. (a)(b)	43	3,632
Fifth & Pacific Cos., Inc. (a)(b)	133	4,265
Fossil Group, Inc. (b)	43	5,157
Hanesbrands, Inc.	113	7,941
Iconix Brand Group, Inc. (a)(b)	66	2,620
Movado Group, Inc.	21	924
NIKE, Inc. (Class B)	875	68,810
Oxford Industries, Inc. (a)	15	1,210
PVH Corp. (a)	23	3,129
Quiksilver, Inc. (a)(b)	153	1,342
Ralph Lauren Corp. (a)	17	3,002
Skechers U.S.A., Inc. (a)(b)	42	1,391
Steven Madden, Ltd. (b)	36	1,317
Under Armour, Inc. (Class A) (a)(b)	89	7,770
V.F. Corp. (a)	280	17,455
Wolverine World Wide, Inc. (a)	98	3,328

		138,685

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	66	913
Bank Mutual Corp. (a)	45	316
BofI Holding, Inc. (a)(b)	15	1,177
Brookline Bancorp, Inc. (a)	24	230
Dime Community Bancshares (a)	24	406
Hudson City Bancorp, Inc.	135	1,273
New York Community Bancorp, Inc. (a)	181	3,050
Northwest Bancshares, Inc.	21	310
Oritani Financial Corp.	27	433
People’s United Financial, Inc. (a)	193	2,918
Provident Financial Services, Inc.	42	811
TrustCo Bank Corp. NY (a)	69	495
Washington Federal, Inc.	76	1,770

		14,102

TOBACCO — 0.6%
Alliance One International, Inc. (b)	60	183
Altria Group, Inc.	697	26,758
Lorillard, Inc.	201	10,187
Philip Morris International, Inc.	256	22,305
Reynolds American, Inc.	190	9,498
Universal Corp. (a)	18	983

		69,914

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	33	1,620
DXP Enterprises, Inc. (b)	12	1,382
Fastenal Co. (a)	112	5,321
GATX Corp.	22	1,148
Kaman Corp. (a)	9	358
MSC Industrial Direct Co., Inc. (Class A) (a)	14	1,132
United Rentals, Inc. (a)(b)	97	7,561
W.W. Grainger, Inc.	53	13,537
Watsco, Inc.	24	2,306

		34,365

WATER UTILITIES — 0.0% (d)
American States Water Co.	36	1,034
Aqua America, Inc.	125	2,949

		3,983

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Crown Castle International Corp. (b)	99	7,270
Telephone & Data Systems, Inc.	53	1,366
USA Mobility, Inc. (a)	3	43

		8,679

TOTAL COMMON STOCKS —
(Cost $9,219,901)		11,800,157

SHORT TERM INVESTMENTS — 18.4%
MONEY MARKET FUNDS — 18.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,156,250	2,156,250
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	17,883	17,883

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,174,133)		2,174,133

TOTAL INVESTMENTS — 118.1% (h)
(Cost $11,394,034)		13,974,290
OTHER ASSETS & LIABILITIES — (18.1)%		(2,145,938)

NET ASSETS — 100.0%		$11,828,352

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (Note 3)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.8%
Alliant Techsystems, Inc. (a)	790	$96,127
General Dynamics Corp. (a)	955	91,250
Raytheon Co.	2,264	205,345
United Technologies Corp.	1,729	196,760

		589,482

AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc. (Class B) (a)	1,942	204,065

BEVERAGES — 3.3%
PepsiCo, Inc. (a)	2,372	196,734
The Coca-Cola Co.	3,546	146,485

		343,219

CAPITAL MARKETS — 1.4%
State Street Corp. (b)	1,954	143,404

CHEMICALS — 0.4%
Sigma-Aldrich Corp. (a)	401	37,698

COMMERCIAL BANKS — 3.5%
Fifth Third Bancorp (a)	2,384	50,136
SunTrust Banks, Inc. (a)	206	7,583
U.S. Bancorp (a)	4,996	201,838
Wells Fargo & Co. (a)	2,282	103,603

		363,160

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp. (a)	1,015	60,484

DISTRIBUTORS — 0.9%
Genuine Parts Co. (a)	1,102	91,675

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. (Class B) (a)(c)	1,210	143,458

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc. (a)	4,482	157,587
Verizon Communications, Inc. (a)	1,320	64,865

		222,452

ELECTRIC UTILITIES — 9.1%
American Electric Power Co., Inc. (a)	4,222	197,336
Duke Energy Corp.	2,316	159,827
Edison International (a)	287	13,288
Pepco Holdings, Inc. (a)	8,655	165,570
PPL Corp. (a)	1,010	30,391
Southern Co.	4,278	175,869
Xcel Energy, Inc. (a)	6,788	189,657

		931,938

ENERGY EQUIPMENT & SERVICES — 1.6%
Halliburton Co. (a)	3,301	167,526

FOOD & STAPLES RETAILING — 1.0%
Costco Wholesale Corp. (a)	145	17,256
Sysco Corp. (a)	2,316	83,608

		100,864

FOOD PRODUCTS — 5.5%
ConAgra Foods, Inc. (a)	914	30,802
General Mills, Inc. (a)	3,758	187,562
Kellogg Co. (a)	2,866	175,026
Mondelez International, Inc. (Class A) (a)	4,931	174,064

		567,454

HEALTH CARE EQUIPMENT & SUPPLIES — 7.3%
Abbott Laboratories (a)	4,892	187,510
Becton, Dickinson and Co. (a)	1,465	161,868
C.R. Bard, Inc.	1,271	170,238
Covidien PLC	2,987	203,415
Stryker Corp. (a)	275	20,663

		743,694

HOTELS, RESTAURANTS & LEISURE — 2.0%
McDonald’s Corp. (a)	2,101	203,860

HOUSEHOLD PRODUCTS — 6.3%
Colgate-Palmolive Co.	1,021	66,579
Kimberly-Clark Corp.	1,819	190,013
The Clorox Co.	2,156	199,991
The Procter & Gamble Co.	2,302	187,406

		643,989

INDUSTRIAL CONGLOMERATES — 2.6%
3M Co. (a)	1,481	207,710
General Electric Co. (a)	2,096	58,751

		266,461

INSURANCE — 2.7%
ACE, Ltd. (a)	172	17,807
Arthur J. Gallagher & Co.	1,629	76,449
The Allstate Corp. (a)	435	23,725
Torchmark Corp.	1,394	108,941
Validus Holdings, Ltd. (a)	250	10,073
W.R. Berkley Corp.	232	10,066
XL Group PLC (a)	1,062	33,814

		280,875

INTERNET SOFTWARE & SERVICES — 1.5%
Google, Inc. (Class A) (a)(c)	138	154,658

IT SERVICES — 9.2%
Alliance Data Systems Corp. (a)(c)	798	209,818
Amdocs, Ltd. (a)	4,918	202,818
Automatic Data Processing, Inc. (a)	1,558	125,902
Fiserv, Inc. (a)(c)	3,475	205,199
International Business Machines Corp. (a)	763	143,116
Paychex, Inc.	1,265	57,596

		944,449

MACHINERY — 1.3%
Caterpillar, Inc. (a)	1,351	122,684
Flowserve Corp. (a)	148	11,667

		134,351

MEDIA — 2.3%
The Walt Disney Co. (a)	2,746	209,795
Time Warner, Inc. (a)	442	30,816

		240,611

MULTI-UTILITIES — 5.3%
CMS Energy Corp.	2,063	55,227
Consolidated Edison, Inc. (a)	3,398	187,842
Dominion Resources, Inc.	2,915	188,571

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc. (a)	158	$5,062
SCANA Corp. (a)	380	17,833
Sempra Energy (a)	403	36,173
Wisconsin Energy Corp. (a)	1,343	55,520

		546,228

OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp. (a)	1,425	177,997
Exxon Mobil Corp. (a)	2,044	206,853
The Williams Cos., Inc. (a)	36	1,388

		386,238

PHARMACEUTICALS — 4.5%
Johnson & Johnson (a)	2,121	194,262
Merck & Co., Inc.	825	41,291
Mylan, Inc. (c)	2,365	102,641
Perrigo Co. PLC	535	82,101
Pfizer, Inc. (a)	1,252	38,349

		458,644

PROFESSIONAL SERVICES — 1.1%
Towers Watson & Co. (Class A) (a)	915	116,763

REAL ESTATE INVESTMENT TRUSTS — 5.5%
Alexandria Real Estate Equities, Inc.	424	26,975
DDR Corp. (a)	11,597	178,246
Federal Realty Investment Trust (a)	1,831	185,682
Host Hotels & Resorts, Inc. (a)	6,762	131,453
Mid-America Apartment Communities, Inc. (a)	677	41,121
The Macerich Co.	62	3,651

		567,128

THRIFTS & MORTGAGE FINANCE — 1.9%
People’s United Financial, Inc. (a)	12,710	192,175

TOBACCO — 2.9%
Altria Group, Inc.	3,507	134,634
Philip Morris International, Inc. (a)	1,840	160,319

		294,953

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
SBA Communications Corp. (Class A) (a)(c)	834	74,927

TOTAL COMMON STOCKS —
(Cost $9,277,712)		10,216,883

SHORT TERM INVESTMENTS — 28.4%
MONEY MARKET FUNDS — 28.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,882,486	2,882,486
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	35,063	35,063

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,917,549)		2,917,549

TOTAL INVESTMENTS — 128.0% (g)
(Cost $12,195,261)		13,134,432
OTHER ASSETS & LIABILITIES — (28.0)%		(2,877,102)

NET ASSETS — 100.0%		$10,257,330

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Affiliated issuer. (Note 3)
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 3.0%
Curtiss-Wright Corp. (a)	2,330	$144,996
Esterline Technologies Corp. (b)	370	37,725
Moog, Inc. (Class A) (b)	52	3,533
Orbital Sciences Corp. (b)	289	6,734
Teledyne Technologies, Inc. (b)	176	16,167

		209,155

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp. (a)	35	1,537

AUTO COMPONENTS — 0.3%
Dana Holding Corp. (a)	1,157	22,700

BIOTECHNOLOGY — 0.0% (c)
PDL BioPharma, Inc. (a)	53	447

BUILDING PRODUCTS — 0.4%
Griffon Corp. (a)	2,083	27,516

CAPITAL MARKETS — 3.3%
Cohen & Steers, Inc. (a)	1,862	74,592
Evercore Partners, Inc. (Class A) (a)	529	31,624
Financial Engines, Inc. (a)	1,636	113,669
Safeguard Scientifics, Inc. (a)(b)	505	10,145

		230,030

CHEMICALS — 1.9%
H.B. Fuller Co. (a)	128	6,661
Innospec, Inc.	1,248	57,683
Minerals Technologies, Inc.	1,000	60,070
Olin Corp. (a)	110	3,173
Sensient Technologies Corp. (a)	142	6,890

		134,477

COMMERCIAL BANKS — 11.3%
1st Source Corp. (a)	15	479
Arrow Financial Corp. (a)	1,596	42,390
BancorpSouth, Inc. (a)	12	305
BBCN Bancorp, Inc. (a)	15	249
Bryn Mawr Bank Corp. (a)	11	332
Cardinal Financial Corp. (a)	65	1,170
Central Pacific Financial Corp. (a)	115	2,309
Chemical Financial Corp. (a)	38	1,203
City Holding Co. (a)	311	14,409
CoBiz Financial, Inc.	20	239
Columbia Banking System, Inc.	3,245	89,270
Community Bank System, Inc. (a)	23	913
Community Trust Bancorp, Inc. (a)	1,586	71,624
CVB Financial Corp. (a)	22	375
Eagle Bancorp, Inc. (b)	8	245
F.N.B. Corp.	312	3,937
Financial Institutions, Inc.	12	296
First Busey Corp.	200	1,160
First Commonwealth Financial Corp.	13,461	118,726
First Community Bancshares, Inc.	162	2,705
First Financial Bancorp (a)	2,471	43,069
First Financial Holdings, Inc.	7	466
First Merchants Corp. (a)	1,606	36,553
First Midwest Bancorp, Inc.	70	1,227
FirstMerit Corp.	8	178
Flushing Financial Corp.	120	2,484
Glacier Bancorp, Inc. (a)	835	24,875
Hancock Holding Co.	231	8,473
Hanmi Financial Corp.	12	263
Home Bancshares, Inc. (a)	12	448
Independent Bank Corp.-Massachusetts (a)	86	3,370
Investors Bancorp, Inc. (a)	56	1,432
Lakeland Financial Corp. (a)	9	351
MB Financial, Inc.	9	289
National Penn Bancshares, Inc.	176	1,994
NBT Bancorp, Inc. (a)	137	3,548
OmniAmerican Bancorp, Inc. (b)	1,866	39,895
Pacific Premier Bancorp, Inc. (a)(b)	32	504
PacWest Bancorp (a)	609	25,712
Prosperity Bancshares, Inc. (a)	53	3,360
Renasant Corp.	8	252
Sandy Spring Bancorp, Inc. (a)	15	423
Southside Bancshares, Inc. (a)	52	1,422
State Bank Financial Corp.	69	1,255
Sterling Bancorp (a)	1,829	24,454
Sterling Financial Corp.	8	273
Susquehanna Bancshares, Inc.	200	2,568
Tompkins Financial Corp. (a)	27	1,387
Trico Bancshares (a)	1,651	46,839
Trustmark Corp. (a)	4,948	132,804
Umpqua Holdings Corp. (a)	14	268
Union First Market Bankshares Corp. (a)	12	298
United Bankshares, Inc. (a)	63	1,981
Univest Corp. of Pennsylvania	68	1,406
ViewPoint Financial Group (a)	48	1,318
Washington Trust Bancorp, Inc. (a)	7	261
WesBanco, Inc.	10	320
Westamerica Bancorporation (a)	384	21,681
Wintrust Financial Corp. (a)	146	6,733

		796,770

COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	59	1,687
Healthcare Services Group, Inc. (a)	9	255
Knoll, Inc.	2,427	44,438
UniFirst Corp.	282	30,174
United Stationers, Inc. (a)	2,158	99,031

		175,585

COMMUNICATIONS EQUIPMENT — 0.1%
Arris Group, Inc. (a)(b)	251	6,116
Comtech Telecommunications Corp. (a)	55	1,733

		7,849

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc. (a)	318	13,496

CONSUMER FINANCE — 0.6%
Cash America International, Inc. (a)	1,079	41,326

CONTAINERS & PACKAGING — 0.8%
Graphic Packaging Holding Co. (b)	5,737	55,075

DISTRIBUTORS — 1.8%
Pool Corp. (a)	2,232	129,769

DIVERSIFIED CONSUMER SERVICES — 2.4%
Hillenbrand, Inc. (a)	927	27,272

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

Matthews International Corp. (Class A) (a)	195	$8,309
Sotheby’s	2,583	137,416

		172,997

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Pico Holdings, Inc. (b)	184	4,252

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Consolidated Communications Holdings, Inc.	69	1,355

ELECTRIC UTILITIES — 8.8%
ALLETE, Inc.	38	1,895
Cleco Corp.	2,551	118,928
El Paso Electric Co.	21	737
IDACORP, Inc. (a)	2,352	121,928
MGE Energy, Inc.	8	463
Otter Tail Corp. (a)	24	702
PNM Resources, Inc. (a)	217	5,234
Portland General Electric Co. (a)	4,043	122,099
The Empire District Electric Co.	3,295	74,764
UIL Holdings Corp. (a)	3,017	116,909
Unitil Corp.	1,908	58,175

		621,834

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc. (a)	709	77,508
Brady Corp. (Class A)	67	2,072
Encore Wire Corp.	7	380

		79,960

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc. (a)	117	10,511
Cognex Corp. (a)	283	10,805
Coherent, Inc. (a)(b)	292	21,722

		43,038

ENERGY EQUIPMENT & SERVICES — 0.1%
Gulfmark Offshore, Inc. (Class A)	43	2,026
SEACOR Holdings, Inc. (a)(b)	24	2,189

		4,215

FOOD & STAPLES RETAILING — 0.7%
Harris Teeter Supermarkets, Inc. (a)	1,032	50,929

FOOD PRODUCTS — 2.3%
Cal-Maine Foods, Inc. (a)	579	34,873
Darling International, Inc. (b)	25	522
Fresh Del Monte Produce, Inc. (a)	121	3,424
Hain Celestial Group, Inc. (a)(b)	115	10,440
Lancaster Colony Corp. (a)	1,215	107,102
Snyders-Lance, Inc. (a)	125	3,590
Tootsie Roll Industries, Inc. (a)	77	2,506

		162,457

GAS UTILITIES — 3.8%
New Jersey Resources Corp. (a)	1,690	78,146
Northwest Natural Gas Co. (a)	2,226	95,317
Piedmont Natural Gas Co., Inc.	24	796
South Jersey Industries, Inc. (a)	812	45,440
Southwest Gas Corp.	4	224
The Laclede Group, Inc.	1,006	45,813
WGL Holdings, Inc.	24	961

		266,697

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
ArthroCare Corp. (a)(b)	39	1,569
CONMED Corp.	2,757	117,172
Greatbatch, Inc. (a)(b)	352	15,572
Haemonetics Corp. (a)(b)	952	40,108
Integra LifeSciences Holdings Corp. (a)(b)	398	18,989
STERIS Corp. (a)	259	12,445
West Pharmaceutical Services, Inc. (a)	1,646	80,753

		286,608

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Almost Family, Inc. (a)(b)	16	517
AmSurg Corp. (b)	786	36,093
Chemed Corp. (a)	185	14,175
HealthSouth Corp. (a)	320	10,663
Owens & Minor, Inc. (a)	2,427	88,731

		150,179

HEALTH CARE TECHNOLOGY — 0.0% (c)
Computer Programs and Systems, Inc. (a)	16	989

HOTELS, RESTAURANTS & LEISURE — 0.4%
CEC Entertainment, Inc.	35	1,550
Jack in the Box, Inc. (a)(b)	100	5,002
Texas Roadhouse, Inc. (a)	8	222
The Cheesecake Factory, Inc. (a)	451	21,770

		28,544

HOUSEHOLD PRODUCTS — 0.0% (c)
Orchids Paper Products Co.	10	328

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc. (a)	9	370

INSURANCE — 5.7%
American Equity Investment Life Holding Co. (a)	1,252	33,028
Employers Holdings, Inc.	10	317
FBL Financial Group, Inc. (Class A) (a)	182	8,152
Greenlight Capital Re, Ltd. (Class A) (a)(b)	99	3,337
Hilltop Holdings, Inc. (b)	46	1,064
Horace Mann Educators Corp. (a)	55	1,735
Maiden Holdings, Ltd. (a)	98	1,071
Montpelier Re Holdings, Ltd. (a)	221	6,431
OneBeacon Insurance Group, Ltd. (Class A)	720	11,390
Platinum Underwriters Holdings, Ltd. (a)	179	10,969
Primerica, Inc.	3,266	140,144
RLI Corp. (a)	1,008	98,159
Safety Insurance Group, Inc. (a)	801	45,096
Selective Insurance Group, Inc.	113	3,058
The Navigators Group, Inc. (b)	654	41,307

		405,258

INTERNET & CATALOG RETAIL — 0.0% (c)
HSN, Inc. (a)	24	1,495

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.1%
CoStar Group, Inc. (a)(b)	425	$78,447
RealNetworks, Inc. (b)	24	181

		78,628

IT SERVICES — 4.8%
CACI International, Inc. (Class A) (a)(b)	956	69,998
Convergys Corp.	225	4,736
Euronet Worldwide, Inc. (b)	460	22,011
ExlService Holdings, Inc. (a)(b)	51	1,409
MAXIMUS, Inc.	1,775	78,082
Syntel, Inc. (a)	1,348	122,601
TeleTech Holdings, Inc. (b)	64	1,532
WEX, Inc. (a)(b)	406	40,206

		340,575

LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
PAREXEL International Corp. (b)	19	858

MACHINERY — 0.2%
Middleby Corp. (a)(b)	24	5,759
Woodward, Inc.	176	8,028

		13,787

MARINE — 0.0% (c)
Matson, Inc.	20	522

MEDIA — 0.0% (c)
World Wrestling Entertainment, Inc. (Class A)	20	332

METALS & MINING — 0.3%
AMCOL International Corp. (a)	423	14,374
Worthington Industries, Inc.	156	6,564

		20,938

MULTI-UTILITIES — 3.1%
Avista Corp. (a)	4,611	129,984
Black Hills Corp. (a)	618	32,451
NorthWestern Corp. (a)	1,287	55,753

		218,188

MULTILINE RETAIL — 0.0% (c)
Fred’s, Inc. (Class A) (a)	21	389

OIL, GAS & CONSUMABLE FUELS — 0.9%
SemGroup Corp.(Class A) (a)	933	60,860

PAPER & FOREST PRODUCTS — 0.0% (c)
P.H. Glatfelter Co.	35	968
Schweitzer-Mauduit International, Inc.	28	1,441

		2,409

PROFESSIONAL SERVICES — 0.0% (c)
Exponent, Inc. (a)	19	1,471

REAL ESTATE INVESTMENT TRUSTS — 16.1%
Acadia Realty Trust	32	795
Agree Realty Corp. (a)	178	5,166
American Assets Trust, Inc. (a)	8	251
American Realty Capital Properties, Inc. (a)	29	373
Apollo Commercial Real Estate Finance, Inc. (a)	1,455	23,644
Ares Commercial Real Estate Corp. (a)	121	1,585
Ashford Hospitality Trust, Inc. (a)	7,467	61,827
Associated Estates Realty Corp. (a)	16	257
Campus Crest Communities, Inc. (a)	222	2,089
Capstead Mortgage Corp. (a)	291	3,515
Chatham Lodging Trust	15	307
Chesapeake Lodging Trust (a)	11	278
Colony Financial, Inc. (a)	1,888	38,308
Cousins Properties, Inc.	37	381
CubeSmart (a)	579	9,229
DCT Industrial Trust, Inc.	42	299
DiamondRock Hospitality Co.	2,002	23,123
DuPont Fabros Technology, Inc. (a)	8	198
Dynex Capital, Inc. (a)	663	5,304
EastGroup Properties, Inc.	10	579
Education Realty Trust, Inc.	262	2,311
EPR Properties (a)	555	27,284
Equity One, Inc. (a)	41	920
Excel Trust, Inc. (a)	153	1,743
First Industrial Realty Trust, Inc. (a)	237	4,136
Franklin Street Properties Corp.	19	227
Getty Realty Corp.	12	220
Gladstone Commercial Corp.	69	1,240
Glimcher Realty Trust (a)	1,733	16,221
Government Properties Income Trust (a)	16	398
Healthcare Realty Trust, Inc.	733	15,620
Highwoods Properties, Inc. (a)	10	362
Hudson Pacific Properties, Inc.	33	722
Inland Real Estate Corp. (a)	27	284
Investors Real Estate Trust	30	257
Kite Realty Group Trust (a)	27	177
LaSalle Hotel Properties (a)	1,408	43,451
Lexington Realty Trust (a)	23	235
LTC Properties, Inc.	9	319
Medical Properties Trust, Inc. (a)	841	10,277
Monmouth Real Estate Investment Corp.(Class A)	24	218
National Health Investors, Inc. (a)	814	45,665
One Liberty Properties, Inc.	8	161
Parkway Properties, Inc.	10	193
Pebblebrook Hotel Trust (a)	2,707	83,267
Pennsylvania Real Estate Investment Trust	3,627	68,841
PennyMac Mortgage Investment Trust (a)	3,498	80,314
Potlatch Corp. (a)	9	376
PS Business Parks, Inc.	417	31,867
Ramco-Gershenson Properties Trust (a)	17	268
Resource Capital Corp. (a)	12,099	71,747
Retail Opportunity Investments Corp. (a)	8,482	124,855
RLJ Lodging Trust	65	1,581
Rouse Properties, Inc. (a)	2,450	54,366
Ryman Hospitality Properties (a)	2,732	114,143
Saul Centers, Inc.	6	286
Select Income REIT	10	267
STAG Industrial, Inc. (a)	11	224
Strategic Hotels & Resorts, Inc. (b)	5,094	48,138
Summit Hotel Properties, Inc. (a)	143	1,287
Sunstone Hotel Investors, Inc. (a)	7,890	105,726
Terreno Realty Corp.	18	319

See accompanying notes to financial statements.

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

UMH Properties, Inc.	15	$141
Universal Health Realty Income Trust	21	841
Urstadt Biddle Properties, Inc. (Class A)	41	756
Washington Real Estate Investment Trust (a)	35	818
Whitestone REIT	12	160
Winthrop Realty Trust	107	1,182

		1,141,919

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Kennedy-Wilson Holdings, Inc. (a)	85	1,891
Tejon Ranch Co. (a)(b)	26	956

		2,847

ROAD & RAIL — 0.1%
Heartland Express, Inc. (a)	41	804
Knight Transportation, Inc. (a)	127	2,329
Werner Enterprises, Inc. (a)	286	7,073

		10,206

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
ATMI, Inc. (b)	86	2,598
Hittite Microwave Corp. (b)	1,123	69,323
Micrel, Inc. (a)	229	2,260
Microsemi Corp. (a)(b)	2,302	57,435

		131,616

SOFTWARE — 1.5%
Blackbaud, Inc.	217	8,170
Mentor Graphics Corp.	53	1,276
Progress Software Corp. (a)(b)	2,705	69,870
PTC, Inc. (b)	709	25,091

		104,407

SPECIALTY RETAIL — 0.3%
Pier 1 Imports, Inc. (a)	759	17,518
Rent-A-Center, Inc. (a)	101	3,367

		20,885

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (c)
Columbia Sportswear Co.	8	630

THRIFTS & MORTGAGE FINANCE — 4.8%
Banc of California, Inc. (a)	13	174
Beneficial Mutual Bancorp, Inc. (b)	192	2,097
Berkshire Hills Bancorp, Inc.	114	3,109
BofI Holding, Inc. (a)(b)	928	72,783
Brookline Bancorp, Inc.	10,134	96,982
Capitol Federal Financial, Inc. (a)	11,031	133,585
Charter Financial Corp.	414	4,459
Dime Community Bancshares	131	2,217
Northfield Bancorp, Inc. (a)	583	7,696
Northwest Bancshares, Inc.	241	3,562
Oritani Financial Corp.	337	5,409
Provident Financial Services, Inc.	64	1,236
Rockville Financial, Inc.	149	2,117
TrustCo Bank Corp. NY (a)	133	955
United Financial Bancorp, Inc.	39	737

		337,118

TOBACCO — 3.4%
Universal Corp. (a)	2,047	111,766
Vector Group, Ltd. (a)	7,925	129,733

		241,499

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Aircastle, Ltd.	1,872	35,867
Applied Industrial Technologies, Inc.	1,587	77,906
Kaman Corp. (a)	668	26,540
Watsco, Inc.	322	30,931

		171,244

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	11	241

WATER UTILITIES — 0.2%
California Water Service Group	119	2,745
Connecticut Water Service, Inc. (a)	45	1,598
Middlesex Water Co. (a)	342	7,161
SJW Corp. (a)	45	1,341

		12,845

TOTAL COMMON STOCKS —
(Cost $6,361,247)		7,041,651

SHORT TERM INVESTMENTS — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,010,940	2,010,940
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	21,172	21,172

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,032,112)		2,032,112

TOTAL INVESTMENTS — 128.2% (g)
(Cost $8,393,359)		9,073,763
OTHER ASSETS & LIABILITIES — (28.2)%		(1,998,131)

NET ASSETS — 100.0%		$7,075,632

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
CAPITAL MARKETS — 5.3%
State Street Corp., 5.25% (a)	73,049	$1,512,114
The Bank of New York Mellon Corp., 5.20% (b)	85,085	1,765,514
The Charles Schwab Corp., 6.00% (b)	70,853	1,558,058
The Goldman Sachs Group, Inc., 6.50% (b)	83,970	2,118,563
The Goldman Sachs Group, Inc., 6.13% (b)	193,387	4,710,907

		11,665,156

COMMERCIAL BANKS — 28.7%
Barclays Bank PLC Series 2, 6.63% (b)	56,035	1,352,685
Barclays Bank PLC Series 3, 7.10% (b)	101,506	2,554,906
Barclays Bank PLC Series 4, 7.75%	84,909	2,150,745
Barclays Bank PLC Series 5, 8.13% (b)	195,548	4,961,053
BB&T Corp., 5.85% (b)	83,986	1,804,019
BB&T Corp., 5.63%	167,875	3,416,256
BB&T Corp., 5.20% (b)	65,764	1,233,075
BB&T Corp., 5.20% (b)	73,058	1,373,491
HSBC Holdings PLC, 8.13% (b)	103,006	2,649,314
HSBC Holdings PLC, 8.00%	177,854	4,791,387
HSBC Holdings PLC, Series A, 6.20%	67,923	1,677,698
HSBC USA, Inc. Series F, 3.50% (b)	25,144	467,678
HSBC USA, Inc. Series G, 4.00%	17,808	361,146
Lloyds Banking Group PLC, 7.75%	125,908	3,355,448
M&T Capital Trust IV, 8.50% (b)	50,886	1,323,036
PNC Financial Services Group, Inc., 6.13% (b)	218,914	5,527,579
PNC Financial Services Group, Inc., 5.38%	69,764	1,402,954
UBS Preferred Funding Trust IV Series D, 0.86% (b)	43,608	658,481
US Bancorp Series B, 3.50% (b)	123,480	2,400,451
US Bancorp Series F, 6.50%	135,787	3,571,198
US Bancorp Series G, 6.00% (b)	133,933	3,665,746
US Bancorp Series H, 5.15% (b)	61,790	1,233,946
Wells Fargo & Co., 6.63%	56,824	1,461,513
Wells Fargo & Co., 5.85%	116,611	2,748,521
Wells Fargo & Co., 5.25%	42,323	851,962
Wells Fargo & Co., 5.20% (b)	50,768	1,019,422
Wells Fargo & Co., 5.13% (b)	44,012	893,444
Wells Fargo & Co. Series J, 8.00% (b)	145,328	4,063,371

		62,970,525

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Pitney Bowes, Inc., 6.70% (b)	62,090	1,519,342

CONSUMER FINANCE — 0.5%
HSBC Finance Corp., 6.36%	26,995	618,186
HSBC USA, Inc. Series H, 6.50% (b)	18,162	439,520

		1,057,706

DIVERSIFIED FINANCIAL SERVICES — 18.9%
Deutsche Bank Capital Funding Trust IX, 6.63% (b)	73,148	1,818,459
Deutsche Bank Capital Funding Trust VIII, 6.38% (b)	38,208	926,162
Deutsche Bank Capital Funding Trust X, 7.35% (b)	51,228	1,298,118
Deutsche Bank Contingent Capital Trust II, 6.55% (b)	50,912	1,267,709
Deutsche Bank Contingent Capital Trust III, 7.60% (b)	125,556	3,259,434
Deutsche Bank Contingent Capital Trust V, 8.05%	88,071	2,351,496
General Electric Capital Corp., 4.88% (b)	120,463	2,459,854
General Electric Capital Corp., 4.88% (b)	92,380	1,873,466
General Electric Capital Corp., 4.70% (b)	109,527	2,127,014
ING Groep NV, 7.38% (b)	118,139	3,000,731
ING Groep NV, 7.20% (b)	86,658	2,201,113
ING Groep NV, 7.05% (b)	63,048	1,588,179
ING Groep NV, 6.38% (b)	82,336	1,951,363
ING Groep NV, 6.20% (b)	39,445	924,985
ING Groep NV, 6.13% (b)	55,187	1,277,579
JP Morgan Chase & Co., 5.50% (b)	166,812	3,431,323
JP Morgan Chase & Co. Series P, 5.45% (b)	119,420	2,421,838
JP Morgan Chase Capital XXIX, 6.70% (b)	198,941	5,037,186
KKR Financial Holdings LLC, 8.38% (b)	37,829	1,014,196
Raymond James Financial, Inc., 6.90% (b)	51,147	1,278,675

		41,508,880

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
Qwest Corp., 7.50% (b)	83,977	1,967,581
Qwest Corp., 7.38% (b)	96,561	2,233,456
Qwest Corp., 7.00% (b)	76,688	1,682,535
Qwest Corp., 7.00% (b)	58,138	1,271,478
Qwest Corp., 6.13%	113,176	2,144,685
Telephone & Data Systems, 7.00%	43,659	1,008,523

		10,308,258

ELECTRIC UTILITIES — 5.9%
BGE Capital Trust II, 6.20% (b)	35,844	878,537
Duke Energy Corp., 5.13% (b)	73,048	1,508,441
FPL Group Capital Trust I, 5.88% (b)	43,855	1,061,291
NextEra Energy Capital Holdings, Inc., 8.75%	54,792	1,395,552
NextEra Energy Capital Holdings, Inc., 5.70% (b)	58,172	1,215,795
NextEra Energy Capital Holdings, Inc., 5.63% (b)	50,939	1,026,930
NextEra Energy Capital Holdings, Inc., 5.13% (b)	73,060	1,351,610
NextEra Energy Capital Holdings, Inc., 5.00% (b)	65,449	1,195,099
SCE Trust I, 5.63% (b)	69,034	1,387,583
SCE Trust II, 5.10% (b)	58,471	1,078,205
Tennessee Valley Authority Series A, 3.96%	39,043	827,712

		12,926,755

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D, 3.83%	46,415	$971,466

INSURANCE — 18.7%
Aegon NV, 8.00% (b)	61,359	1,729,710
Aegon NV, 7.25% (b)	121,982	3,094,683
Aegon NV, 6.88% (b)	64,291	1,592,488
Aegon NV, 6.50% (b)	58,430	1,378,364
Aegon NV, 6.38% (b)	116,185	2,719,891
Aegon NV Series 1, 4.00%	29,698	584,457
Aflac, Inc., 5.50% (b)	73,048	1,550,078
Arch Capital Group, Ltd., 6.75%	47,508	1,089,358
Aspen Insurance Holdings Ltd., 5.95%	39,755	901,246
Aviva PLC, 8.25% (b)	58,434	1,601,092
Axis Capital Holdings Series C, 6.88%	58,139	1,370,918
MetLife, Inc. Series A, 4.00% (b)	87,636	1,844,738
MetLife, Inc. Series B, 6.50% (b)	218,915	5,450,983
PartnerRe Ltd., 5.88%	36,476	737,545
PartnerRe, Ltd. Series E, 7.25% (b)	54,325	1,374,422
Protective Life Corp., 6.25% (b)	41,194	893,910
Prudential Financial, Inc., 5.75% (b)	83,988	1,773,826
Prudential Financial, Inc., 5.70% (b)	103,683	2,160,754
Prudential PLC, 6.75% (b)	36,212	895,161
Prudential PLC, 6.50% (b)	43,854	1,079,247
Reinsurance Group of America, Inc., 6.20% (b)	58,445	1,418,460
Renaissancere Holdings Ltd. Series E, 5.38%	39,691	732,696
The Allstate Corp., 6.75%	56,251	1,442,838
The Allstate Corp., 5.63% (b)	41,184	864,864
The Allstate Corp., 5.10% (b)	73,033	1,760,826
WR Berkley Corp., 5.63% (b)	50,953	1,050,141

		41,092,696

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (b)	109,517	2,341,474

MEDIA — 0.4%
Comcast Corp., 5.00% (b)	41,205	850,471

MULTI-UTILITIES — 2.2%
Dominion Resources, Inc. Series A, 8.38% (b)	100,016	2,574,412
DTE Energy Co., 6.50% (b)	40,938	989,881
Integrys Energy Group, Inc., 6.00%	58,445	1,399,758

		4,964,051

REAL ESTATE INVESTMENT TRUSTS — 11.5%
Digital Realty Trust, Inc. Series E, 7.00% (b)	41,205	894,561
Digital Realty Trust, Inc. Series G, 5.88% (b)	36,493	662,348
Health Care REIT, Inc. Series J, 6.50%	41,859	952,292
Hospitality Properties Trust Series J, 7.13% (b)	42,401	980,735
Kimco Realty Corp. Series I, 6.00%	58,458	1,220,018
National Retail Properties, Inc., 5.70%	41,494	788,386
National Retail Properties, Inc. Series D, 6.63%	41,874	927,509
PS Business Parks, Inc., 6.00% (b)	50,941	1,029,008
Public Storage, 5.90% (b)	67,208	1,451,693
Public Storage, 5.63%	41,494	838,594
Public Storage, 5.38% (b)	72,325	1,412,507
Public Storage, 5.20% (b)	72,670	1,369,829
Public Storage Series Q, 6.50%	54,515	1,274,016
Public Storage Series R, 6.35% (b)	71,214	1,662,847
Public Storage Series T, 5.75% (b)	67,217	1,418,279
Realty Income Corp. Series F, 6.63%	59,723	1,429,171
Regency Centers Corp. Series 6, 6.63%	36,082	782,979
Senior Housing Properties Trust, 5.63% (b)	50,955	1,032,858
Ventas Realty LP/Ventas Capital Corp., 5.45% (b)	37,402	798,159
Vornado Realty LP, 7.88%	67,191	1,746,294
Vornado Realty Trust, 5.70% (b)	42,980	849,285
Vornado Realty Trust, 5.40% (b)	42,952	805,350
Vornado Realty Trust Series I, 6.63%	38,702	888,211

		25,214,929

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95% (b)	49,988	1,132,228

TOTAL PREFERRED STOCKS —
(Cost $245,405,927)		218,523,937

SHORT TERM INVESTMENTS — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	33,091,816	33,091,816
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	701,667	701,667

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,793,483)		33,793,483

TOTAL INVESTMENTS — 114.9% (f)
(Cost $279,199,410)		252,317,420
OTHER ASSETS & LIABILITIES — (14.9)%		(32,724,878)

NET ASSETS — 100.0%		$219,592,542

(a)	Affiliated issuer. (Note 3)
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013 (Unaudited)

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$561,948,548	$43,323,057	$61,889,158	$323,972,314	$175,167,200	$81,963,228	$145,022,315	$74,736,206	$419,682,046	$347,108,203
Investments in securities of affiliated issuers, at value (Note 3)	20,946,744	4,184,399	17,200,869	6,067,398	5,857,425	10,013,622	7,839,309	12,694,559	41,356,893	33,154,839

Total Investments	582,895,292	47,507,456	79,090,027	330,039,712	181,024,625	91,976,850	152,861,624	87,430,765	461,038,939	380,263,042
Cash	3,986	381	5,757	—	1,150	971	—	—	—	—
Foreign currency, at value	86	—	114	—	—	68	—	—	—	—
Receivable for investments sold	46,848	—	86,149	—	—	38,496	—	—	1,187,232	1,969,920
Receivable for foreign taxes recoverable	97	8	—	—	—	67	—	—	—	—
Dividends receivable — unaffiliated issuers	744,544	58,453	66,604	374,403	259,495	101,021	78,806	104,114	545,784	305,714
Dividends receivable — affiliated issuers	3,457	278	14	72	1,206	78	8	20	101	46

TOTAL ASSETS	583,694,310	47,566,576	79,248,665	330,414,187	181,286,476	92,117,551	152,940,438	87,534,899	462,772,056	382,538,722

LIABILITIES
Payable upon return of securities loaned	19,239,199	4,053,335	17,060,853	5,647,067	5,092,343	9,727,439	7,665,826	12,377,061	40,778,435	32,048,457
Payable for investments purchased	—	—	3,925	—	—	—	19,330	19,330	737,670	1,577,046
Accrued advisory fee (Note 3)	46,139	3,077	5,896	52,330	27,553	6,753	30,103	13,327	70,967	72,361
Accrued trustees’ fees and expenses (Note 3)	359	28	14	195	111	60	87	43	261	193

TOTAL LIABILITIES	19,285,697	4,056,440	17,070,688	5,699,592	5,120,007	9,734,252	7,715,346	12,409,761	41,587,333	33,698,057

NET ASSETS	$564,408,613	$43,510,136	$62,177,977	$324,714,595	$176,166,469	$82,383,299	$145,225,092	$75,125,138	$421,184,723	$348,840,665

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$418,872,004	$32,243,868	$58,753,754	$262,062,268	$164,413,809	$58,134,118	$132,613,743	$64,931,718	$320,540,486	$275,357,837
Undistributed (distribution in excess of) net investment income	37,022	(1,742)	(122,044)	(44,137)	112,402	30,198	(21,827)	(23,566)	(56,458)	(86,014)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(4,832,825)	(1,120,869)	40,458	(35,378,853)	(10,492,944)	5,420,854	(3,998,713)	3,138,627	3,808,855	(4,476,225)
Net unrealized appreciation (depreciation) on:
Investments	150,332,412	12,388,879	3,505,809	98,075,317	22,133,202	18,798,129	16,631,889	7,078,359	96,891,840	78,045,067

NET ASSETS	$564,408,613	$43,510,136	$62,177,977	$324,714,595	$176,166,469	$82,383,299	$145,225,092	$75,125,138	$421,184,723	$348,840,665

NET ASSET VALUE PER SHARE
Net asset value per share	$139.36	$87.02	$69.09	$85.45	$92.68	$82.38	$111.71	$79.08	$102.73	$178.89

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,050,036	500,000	900,000	3,800,027	1,900,716	1,000,000	1,300,000	950,000	4,100,023	1,950,007

COST OF INVESTMENTS:
Unaffiliated issuers	$411,948,212	$30,963,997	$58,383,349	$225,896,997	$153,152,772	$63,165,099	$128,390,426	$67,657,847	$322,790,206	$269,063,136
Affiliated issuers	20,614,668	4,154,580	17,200,869	6,067,398	5,738,651	10,013,622	7,839,309	12,694,559	41,356,893	33,154,839

Total cost of investments	$432,562,880	$35,118,577	$75,584,218	$231,964,395	$158,891,423	$73,178,721	$136,229,735	$80,352,406	$364,147,099	$302,217,975

Foreign currency, at cost	$87	$—	$115	$—	$—	$68	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$18,849,079	$3,997,590	$16,664,216	$5,542,459	$4,978,976	$9,537,565	$7,547,908	$12,140,092	$39,866,530	$31,354,204

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2013 (Unaudited)

	SPDR S&P								SPDR Morgan
	600				SPDR S&P Capital		SPDR S&P Mortgage	SPDR S&P Regional	Stanley
	Small Cap		SPDR Dow Jones	SPDR S&P	Markets	SPDR S&P Insurance	Finance	Banking	Technology	SPDR S&P Dividend
	Value ETF	SPDR Global Dow ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$249,552,267	$103,470,336	$2,078,415,120	$2,509,265,196	$119,158,686	$475,929,080	$8,350,264	$2,897,276,866	$215,530,261	$12,099,328,240
Investments in securities of affiliated issuers, at value (Note 3)	24,525,965	1,813,101	64,848,355	199,044,713	16,697,277	13,462,262	1,855,114	129,306,532	10,632,100	896,760,554

Total Investments	274,078,232	105,283,437	2,143,263,475	2,708,309,909	135,855,963	489,391,342	10,205,378	3,026,583,398	226,162,361	12,996,088,794
Cash	—	—	—	—	288	10,242	—	—	37,783	—
Foreign currency, at value	—	65,123	—	—	—	—	—	—	—	—
Receivable for investments sold	395,458	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	13,114	—	—	—	—	15,330	408	1,628
Receivable for foreign taxes recoverable	—	45,035	—	—	—	9,514	176	—	7,461	—
Dividends receivable — unaffiliated issuers	417,887	106,532	9,372,733	3,340,096	151,270	483,850	9,707	3,981,969	142,084	24,662,682
Dividends receivable — affiliated issuers	34	1	417	471	11,842	45	2	377	41	4,158

TOTAL ASSETS	274,891,611	105,500,128	2,152,649,739	2,711,650,476	136,019,363	489,894,993	10,215,263	3,030,581,074	226,350,138	13,020,757,262

LIABILITIES
Payable upon return of securities loaned	24,329,388	1,789,785	61,176,410	197,151,818	13,215,642	13,292,793	1,841,126	128,798,720	10,552,554	463,403,973
Payable for investments purchased	398,342	—	—	—	—	—	—	—	—	—
Payable for fund shares repurchased	—	—	—	3,480	—	669	—	—	—	—
Accrued advisory fee (Note 3)	52,291	43,127	440,456	736,099	31,296	139,901	2,432	819,111	87,145	3,696,336
Accrued trustees’ fees and expenses (Note 3)	146	66	1,470	1,676	55	260	5	1,558	131	8,517

TOTAL LIABILITIES	24,780,167	1,832,978	61,618,336	197,893,073	13,246,993	13,433,623	1,843,563	129,619,389	10,639,830	467,108,826

NET ASSETS	$250,111,444	$103,667,150	$2,091,031,403	$2,513,757,403	$122,772,370	$476,461,370	$8,371,700	$2,900,961,685	$215,710,308	$12,553,648,436

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$199,933,695	$125,615,936	$2,354,150,947	$2,834,602,746	$194,077,044	$480,078,401	$6,925,374	$3,012,868,444	$206,915,071	$9,581,046,206
Undistributed (distribution in excess of) net investment income	(23,318)	(91,785)	(10,423,373)	473,853	(56,397)	(150,607)	(568)	(368,571)	(58,409)	(9,362,344)
Accumulated net realized gain (loss) on investments and foreign currency transactions	18,411,592	(33,126,286)	(345,813,880)	(806,562,461)	(88,524,785)	(44,569,613)	(775,497)	(398,577,106)	(37,447,879)	(1,797,148)
Net unrealized appreciation (depreciation) on:
Investments	31,789,475	11,267,277	93,117,709	485,243,265	17,276,508	41,103,189	2,222,391	287,038,918	46,301,525	2,983,761,722
Foreign currency	—	2,008	—	—	—	—	—	—	—	—

NET ASSETS	$250,111,444	$103,667,150	$2,091,031,403	$2,513,757,403	$122,772,370	$476,461,370	$8,371,700	$2,900,961,685	$215,710,308	$12,553,648,436

NET ASSET VALUE PER SHARE
Net asset value per share	$106.38	$69.09	$71.29	$33.18	$50.11	$63.11	$55.81	$40.57	$89.88	$72.58

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,351,051	1,500,464	29,331,617	75,752,118	2,450,000	7,550,000	150,000	71,502,585	2,400,006	172,953,658

COST OF INVESTMENTS:
Unaffiliated issuers	$217,762,792	$92,203,059	$1,985,297,411	$2,024,021,931	$102,235,105	$434,825,891	$6,127,873	$2,610,237,948	$169,228,736	$9,108,303,448
Affiliated issuers	24,525,965	1,813,101	64,848,355	199,044,713	16,344,350	13,462,262	1,855,114	129,306,532	10,632,100	904,023,624

Total cost of investments	$242,288,757	$94,016,160	$2,050,145,766	$2,223,066,644	$118,579,455	$448,288,153	$7,982,987	$2,739,544,480	$179,860,836	$10,012,327,072

Foreign currency, at cost	$—	$65,240	$—	$—	$—	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$23,744,338	$1,698,350	$59,537,277	$192,223,948	$12,949,714	$13,045,954	$1,840,872	$125,428,963	$10,391,025	$452,169,151

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2013 (Unaudited)

			SPDR S&P	SPDR S&P
	SPDR S&P		Health	Health			SPDR S&P Oil &
	Aerospace &	SPDR S&P	Care	Care	SPDR S&P	SPDR S&P	Gas Equipment &	SPDR S&P Oil &	SPDR S&P
	Defense	Biotech	Equipment	Services	Homebuilders	Metals & Mining	Services	Gas Exploration &	Pharmaceuticals	SPDR S&P
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	Production ETF	ETF	Retail ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$34,576,567	$1,003,498,935	$26,720,953	$63,288,600	$1,911,673,982	$575,545,963	$311,836,680	$883,243,194	$682,634,201	$1,147,104,766
Investments in securities of affiliated issuers, at value (Note 3)	5,611,532	247,392,884	6,528,689	18,197,039	207,989,528	114,538,664	24,574,083	120,280,603	81,790,561	115,938,352

Total Investments	40,188,099	1,250,891,819	33,249,642	81,485,639	2,119,663,510	690,084,627	336,410,763	1,003,523,797	764,424,762	1,263,043,118
Cash	—	13,952,104	—	—	—	—	—	—	927	16,306,973
Receivable for investments sold	—	—	—	—	—	—	—	205,721	23,334,370	—
Receivable for fund shares sold	—	—	—	—	—	3,724	—	848	—	—
Dividends receivable — unaffiliated issuers	19,672	626,630	14,375	27,491	1,018,688	516,620	34,458	274,807	541,489	848,673
Dividends receivable — affiliated issuers	6	46	2	8	187	88	64	176	130	63

TOTAL ASSETS	40,207,777	1,265,470,599	33,264,019	81,513,138	2,120,682,385	690,605,059	336,445,285	1,004,005,349	788,301,678	1,280,198,827

LIABILITIES
Payable upon return of securities loaned	5,524,005	246,847,243	6,521,310	18,095,308	98,680,817	95,142,407	23,973,698	119,587,180	57,328,686	114,159,677
Payable for investments purchased	—	13,952,104	—	—	—	—	—	—	22,681,380	16,308,224
Payable for fund shares repurchased	—	133	—	—	2,081	—	41	—	—	3,183
Accrued advisory fee (Note 3)	9,612	293,599	7,808	18,597	561,965	164,794	90,324	304,815	207,525	395,307
Accrued trustees’ fees and expenses (Note 3)	16	679	16	37	1,383	389	199	633	382	729

TOTAL LIABILITIES	5,533,633	261,093,758	6,529,134	18,113,942	99,246,246	95,307,590	24,064,262	119,892,628	80,217,973	130,867,120

NET ASSETS	$34,674,144	$1,004,376,841	$26,734,885	$63,399,196	$2,021,436,139	$595,297,469	$312,381,023	$884,112,721	$708,083,705	$1,149,331,707

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$24,693,242	$1,187,209,295	$20,659,013	$53,051,265	$2,185,662,131	$1,536,857,703	$398,876,915	$1,374,176,298	$550,616,638	$1,310,650,271
Undistributed (distribution in excess of) net investment income	(14,498)	(193,074)	(19,581)	(164,942)	3,993	(31,421)	2,569	(179,043)	2,501	(526,098)
Accumulated net realized gain (loss) on investments	162,330	(229,645,974)	337,436	616,213	(308,412,345)	(712,190,569)	(107,122,696)	(367,930,464)	33,398,393	(115,931,211)
Net unrealized appreciation (depreciation) on:
Investments	9,833,070	47,006,594	5,758,017	9,896,660	144,182,360	(229,338,244)	20,624,235	(121,954,070)	124,066,173	(44,861,255)

NET ASSETS	$34,674,144	$1,004,376,841	$26,734,885	$63,399,196	$2,021,436,139	$595,297,469	$312,381,023	$884,112,721	$708,083,705	$1,149,331,707

NET ASSET VALUE PER SHARE
Net asset value per share	$99.07	$130.44	$76.39	$90.57	$33.27	$42.07	$43.69	$68.54	$87.96	$88.07

Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	7,700,000	350,000	700,000	60,750,016	14,150,230	7,150,000	12,900,000	8,050,135	13,050,113

COST OF INVESTMENTS:
Unaffiliated issuers	$24,743,497	$956,492,341	$20,962,936	$53,391,940	$1,754,512,527	$769,503,659	$291,212,445	$1,005,197,264	$554,510,309	$1,191,966,021
Affiliated issuers	5,611,532	247,392,884	6,528,689	18,197,039	220,968,623	149,919,212	24,574,083	120,280,603	85,848,280	115,938,352

Total cost of investments	$30,355,029	$1,203,885,225	$27,491,625	$71,588,979	$1,975,481,150	$919,422,871	$315,786,528	$1,125,477,867	$640,358,589	$1,307,904,373

* Includes investments in securities on loan, at value	$5,411,900	$237,861,445	$6,378,149	$17,736,582	$102,988,638	$93,498,744	$23,506,965	$117,544,823	$55,568,809	$111,593,708

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2013 (Unaudited)

					SPDR S&P
					1500		SPDR Russell	SPDR Russell
	SPDR S&P Semiconductor	SPDR S&P Software & Services	SPDR S&P Telecom	SPDR S&P Transportation	Value	SPDR S&P 1500 Momentum	1000 Low Volatility	2000 Low Volatility	SPDR Wells Fargo Preferred
	ETF	ETF	ETF	ETF	Tilt ETF	Tilt ETF	ETF	ETF	Stock ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$97,844,403	$31,666,997	$13,907,170	$73,168,035	$7,898,855	$11,763,902	$10,073,479	$7,041,651	$217,011,823
Investments in securities of affiliated issuers, at value (Note 3)	7,373,091	8,909,756	3,791,113	18,482,571	1,722,188	2,210,388	3,060,953	2,032,112	35,305,597

Total Investments	105,217,494	40,576,753	17,698,283	91,650,606	9,621,043	13,974,290	13,134,432	9,073,763	252,317,420
Cash	—	—	—	—	16	32	114	5	169
Receivable for investments sold	—	—	—	—	—	—	351,135	297,833	5,433,815
Receivable for fund shares sold	88	—	—	—	—	—	—	—	—
Dividends receivable — unaffiliated issuers	35,151	10,967	10,961	71,522	10,763	13,603	22,492	16,039	795,118
Dividends receivable — affiliated issuers	11	7	1	7	40	133	512	3	155

TOTAL ASSETS	105,252,744	40,587,727	17,709,245	91,722,135	9,631,862	13,988,058	13,508,685	9,387,643	258,546,677

LIABILITIES
Payable upon return of securities loaned	7,350,288	8,906,833	3,771,095	18,440,943	1,691,772	2,156,250	2,882,486	2,010,940	33,091,816
Payable for investments purchased	—	—	—	—	—	—	367,134	299,572	5,773,447
Payable for fund shares repurchased	—	—	—	—	—	—	—	—	351
Accrued advisory fee (Note 3)	28,846	9,165	3,054	20,237	2,342	3,449	1,728	1,493	88,337
Accrued trustees’ fees and expenses (Note 3)	51	15	6	37	5	7	7	6	184

TOTAL LIABILITIES	7,379,185	8,916,013	3,774,155	18,461,217	1,694,119	2,159,706	3,251,355	2,312,011	38,954,135

NET ASSETS	$97,873,559	$31,671,714	$13,935,090	$73,260,918	$7,937,743	$11,828,352	$10,257,330	$7,075,632	$219,592,542

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$138,675,935	$26,261,835	$14,793,773	$62,327,190	$6,000,000	$9,234,325	$9,273,584	$6,322,333	$259,021,983
Undistributed (distribution in excess of) net investment income	(5,560)	(9,627)	(19,285)	(9,222)	(279)	(58,357)	(240)	(12,755)	(1,213,870)
Accumulated net realized gain (loss) on investments	(41,597,757)	54,153	(1,648,857)	(499,686)	34,000	72,128	44,815	85,650	(11,333,581)
Net unrealized appreciation (depreciation) on:
Investments	800,941	5,365,353	809,459	11,442,636	1,904,022	2,580,256	939,171	680,404	(26,881,990)

NET ASSETS	$97,873,559	$31,671,714	$13,935,090	$73,260,918	$7,937,743	$11,828,352	$10,257,330	$7,075,632	$219,592,542

NET ASSET VALUE PER SHARE
Net asset value per share	$61.17	$90.49	$55.74	$81.40	$79.38	$78.86	$68.38	$70.76	$39.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000	350,000	250,000	900,000	100,000	150,000	150,000	100,000	5,550,000

COST OF INVESTMENTS:
Unaffiliated issuers	$97,043,462	$26,301,644	$13,097,711	$61,725,399	$5,998,970	$9,193,141	$9,162,493	$6,361,247	$243,568,095
Affiliated issuers	7,373,091	8,909,756	3,791,113	18,482,571	1,718,051	2,200,893	3,032,768	2,032,112	35,631,315

Total cost of investments	$104,416,553	$35,211,400	$16,888,824	$80,207,970	$7,717,021	$11,394,034	$12,195,261	$8,393,359	$279,199,410

* Includes investments in securities on loan, at value	$7,178,248	$8,751,216	$3,750,173	$18,097,877	$1,661,329	$2,116,442	$2,828,922	$1,964,904	$32,448,528

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2013 (Unaudited)

					SPDR S&P	SPDR Russell		SPDR S&P	SPDR S&P
	SPDR Russell	SPDR Russell	SPDR Russell	SPDR S&P 500 Growth	500	Small Cap Completeness	SPDR S&P 400 Mid Cap Growth	400 Mid Cap	600	SPDR S&P 600 Small Cap Growth
	3000 ETF	1000 ETF	2000 ETF (1)	ETF	Value ETF	ETF	ETF	Value ETF	Small Cap ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$5,317,060	$417,583	$175,542	$2,669,966	$2,025,663	$641,972	$724,189	$627,490	$2,516,848	$1,420,203
Dividend income on securities of affiliated issuers (Note 3)	7,314	577	25	231	3,790	149	29	59	332	185
Affiliated securities lending — net (Note 3 and Note 8)	41,791	4,066	10,339	4,135	5,510	30,026	21,883	14,939	103,398	113,370
Foreign taxes withheld	(1,638)	(104)	(91)	(150)	(191)	(949)	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	5,364,527	422,122	185,815	2,674,182	2,034,772	671,198	746,101	642,488	2,620,578	1,533,758

EXPENSES
Advisory fee (Note 3)	279,144	21,274	12,454	290,168	165,913	47,675	160,302	80,547	386,016	357,260
Trustees’ fees and expenses (Note 3)	5,427	391	55	2,850	1,834	1,002	1,139	629	3,840	2,682
Miscellaneous expenses	1,919	1,670	—	943	1,674	1,658	—	—	—	—

TOTAL EXPENSES	286,490	23,335	12,509	293,961	169,421	50,335	161,441	81,176	389,856	359,942

NET INVESTMENT INCOME	5,078,037	398,787	173,306	2,380,221	1,865,351	620,863	584,660	561,312	2,230,722	1,173,816

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	11,597,147	158,121	40,458	14,415,525	12,988,797	17,223,231	14,674,270	4,897,380	20,762,716	19,297,874
Investments in securities of affiliated issuers	9,954	—	—	—	120,470	—	—	—	—	—
Foreign currency transactions	12	—	—	—	—	9	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	65,994,119	5,720,194	3,505,809	30,967,236	5,435,673	(1,681,333)	5,229,791	2,848,476	50,013,302	37,793,786

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	77,601,232	5,878,315	3,546,267	45,382,761	18,544,940	15,541,907	19,904,061	7,745,856	70,776,018	57,091,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,679,269	$6,277,102	$3,719,573	$47,762,982	$20,410,291	$16,162,770	$20,488,721	$8,307,168	$73,006,740	$58,265,476

(1)	For the period July 8, 2013 (commencement of operations) to December 31, 2013.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2013 (Unaudited)

					SPDR		SPDR		SPDR
	SPDR S&P				S&P		S&P	SPDR S&P	Morgan
	600	SPDR	SPDR Dow		Capital	SPDR S&P	Mortgage	Regional	Stanley	SPDR
	Small Cap	Global Dow	Jones	SPDR S&P	Markets	Insurance	Finance	Banking	Technology	S&P Dividend
	Value ETF	ETF	REIT ETF	Bank ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,765,825	$1,019,130	$43,994,407	$23,303,832	$1,019,791	$3,821,408	$80,058	$22,587,955	$1,517,450	$163,077,717
Dividend income on securities of affiliated issuers (Note 3)	155	28	1,661	2,004	19,743	211	9	1,633	206	9,659,058
Affiliated securities lending — net (Note 3 and Note 8)	30,533	6,172	87,404	164,767	18,003	6,328	3,345	184,344	19,826	545,718
Foreign taxes withheld	—	(48,752)	—	—	—	(986)	—	(23,602)	(9,712)	—

TOTAL INVESTMENT INCOME (LOSS)	1,796,513	976,578	44,083,472	23,470,603	1,057,537	3,826,961	83,412	22,750,330	1,527,770	173,282,493

EXPENSES
Advisory fee (Note 3)	270,446	245,113	2,722,208	4,354,372	143,989	677,124	13,877	4,059,355	487,632	22,093,772
Trustees’ fees and expenses (Note 3)	2,100	955	22,932	26,596	878	4,150	85	23,326	1,916	132,084
Miscellaneous expenses	—	—	3	3	—	—	—	2	—	9,654

TOTAL EXPENSES	272,546	246,068	2,745,143	4,380,971	144,867	681,274	13,962	4,082,683	489,548	22,235,510

NET INVESTMENT INCOME	1,523,967	730,510	41,338,329	19,089,632	912,670	3,145,687	69,450	18,667,647	1,038,222	151,046,983

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	22,963,259	581,249	17,226,604	135,292,745	1,193,403	21,309,264	6,717	229,035,427	518,074	444,627,208
Investments in securities of affiliated issuers	—	—	—	—	43,245	—	—	—	—	3,257,726
Foreign currency transactions	—	3,008	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	13,687,329	15,058,777	(156,658,577)	218,170,425	17,527,035	37,383,358	870,812	175,476,946	36,818,264	872,245,683
Foreign currency transactions	—	9,105	—	—	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	36,650,588	15,652,139	(139,431,973)	353,463,170	18,763,683	58,692,622	877,529	404,512,373	37,336,338	1,320,130,617

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$38,174,555	$16,382,649	$(98,093,644)	$372,552,802	$19,676,353	$61,838,309	$946,979	$423,180,020	$38,374,560	$1,471,177,600

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2013 (Unaudited)

								SPDR S&P
	SPDR			SPDR S&P			SPDR S&P	Oil &
	S&P		SPDR S&P	Health		SPDR S&P	Oil &	Gas
	Aerospace &	SPDR S&P	Health	Care	SPDR S&P	Metals &	Gas	Exploration &	SPDR S&P	SPDR S&P
	Defense	Biotech	Care Equipment	Services	Homebuilders	Mining	Equipment & Services	Production	Pharmaceuticals	Retail
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$260,554	$150,020	$69,342	$153,006	$7,043,209	$4,104,959	$1,307,314	$5,020,654	$2,456,723	$4,399,715
Dividend income on securities of affiliated issuers (Note 3)	19	468	13	31	836	372	402	786	293	719
Affiliated securities lending — net (Note 3 and Note 8)	4,670	2,868,040	2,281	16,976	149,665	1,137,191	255,429	615,095	468,514	293,756
Foreign taxes withheld	—	—	—	—	—	—	(4,225)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	265,243	3,018,528	71,636	170,013	7,193,710	5,242,522	1,558,920	5,636,535	2,925,530	4,694,190

EXPENSES
Advisory fee (Note 3)	41,474	1,763,115	42,808	95,607	3,603,407	1,010,014	516,601	1,635,467	993,320	1,897,141
Trustees’ fees and expenses (Note 3)	219	10,403	233	550	23,761	5,341	2,809	8,647	5,287	11,418
Miscellaneous expenses	—	—	—	—	4	—	—	196	—	3,909

TOTAL EXPENSES	41,693	1,773,518	43,041	96,157	3,627,172	1,015,355	519,410	1,644,310	998,607	1,912,468

NET INVESTMENT INCOME	223,550	1,245,010	28,595	73,856	3,566,538	4,227,167	1,039,510	3,992,225	1,926,923	2,781,722

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	241,072	189,528,058	603,002	472,312	233,145,926	(22,237,545)	(5,506,545)	75,078,671	74,986,648	159,935,749
Investments in securities of affiliated issuers	—	—	—	—	4,033,405	(976,197)	—	—	(290,651)	—
Net change in unrealized appreciation (depreciation) on:
Investments	6,060,229	9,488,361	3,818,087	5,937,913	(6,327,271)	150,477,195	36,070,593	37,900,407	54,450,615	(4,445,064)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,301,301	199,016,419	4,421,089	6,410,225	230,852,060	127,263,453	30,564,048	112,979,078	129,146,612	155,490,685

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,524,851	$200,261,429	$4,449,684	$6,484,081	$234,418,598	$131,490,620	$31,603,558	$116,971,303	$131,073,535	$158,272,407

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2013 (Unaudited)

							SPDR	SPDR
						SPDR S&P	Russell	Russell	SPDR
	SPDR	SPDR S&P			SPDR S&P	1500	1000	2000	Wells Fargo
	S&P	Software &	SPDR S&P	SPDR S&P	1500	Momentum	Low	Low	Preferred
	Semiconductor	Services	Telecom	Transportation	Value	Tilt	Volatility	Volatility	Stock
	ETF	ETF	ETF	ETF	Tilt ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$356,111	$89,366	$56,753	$250,073	$83,078	$97,368	$134,199	$142,873	$8,607,496
Dividend income on securities of affiliated issuers (Note 3)	29	14	7	27	87	282	1,040	10	52,487
Affiliated securities lending — net (Note 3 and Note 8)	33,911	15,143	1,330	11,701	1,496	1,999	1,855	1,922	305,594
Foreign taxes withheld	—	—	—	—	(12)	(5)	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	390,051	104,523	58,090	261,801	84,649	99,644	137,094	144,805	8,965,577

EXPENSES
Advisory fee (Note 3)	131,972	39,846	14,743	95,377	13,304	19,415	9,936	10,356	614,251
Trustees’ fees and expenses (Note 3)	720	181	83	595	64	103	79	58	3,253

TOTAL EXPENSES	132,692	40,027	14,826	95,972	13,368	19,518	10,015	10,414	617,504

NET INVESTMENT INCOME	257,359	64,496	43,264	165,829	71,281	80,126	127,079	134,391	8,348,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	9,682,693	1,859,481	419,093	3,538,331	50,517	191,651	116,875	888,874	(7,662,867)
Investments in securities of affiliated issuers	—	—	—	—	—	16	256	—	(116,210)
Net change in unrealized appreciation (depreciation) on:
Investments	1,575,357	3,314,900	885,519	6,831,555	994,284	1,518,563	820,820	486,458	(17,306,933)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	11,258,050	5,174,381	1,304,612	10,369,886	1,044,801	1,710,230	937,951	1,375,332	(25,086,010)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,515,409	$5,238,877	$1,347,876	$10,535,715	$1,116,082	$1,790,356	$1,065,030	$1,509,723	$(16,737,937)

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF		SPDR Russell 2000 ETF	SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF
	Six Months Ended		Six Months Ended		For the Period	Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	7/8/13*-	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	12/31/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,078,037	$9,220,005	$398,787	$897,230	$173,306	$2,380,221	$4,246,724	$1,865,351	$2,961,665
Net realized gain (loss) on investments and foreign currency transactions	11,607,113	7,131,231	158,121	3,720,837	40,458	14,415,525	8,097,366	13,109,267	(714,178)
Net change in unrealized appreciation (depreciation) on investments	65,994,119	69,916,560	5,720,194	3,463,202	3,505,809	30,967,236	22,431,083	5,435,673	24,396,930

Net increase in net assets resulting from operations	82,679,269	86,267,796	6,277,102	8,081,269	3,719,573	47,762,982	34,775,173	20,410,291	26,644,417

Net equalization credits and charges (Note 2)	(38,273)	(6,723)	—	(7,810)	62,597	30,393	(39,679)	(87,639)	50,051

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,110,064)	(9,115,269)	(413,402)	(898,241)	(295,350)	(2,509,921)	(4,147,006)	(1,731,480)	(3,121,300)

Total distributions to shareholders	(5,110,064)	(9,115,269)	(413,402)	(898,241)	(295,350)	(2,509,921)	(4,147,006)	(1,731,480)	(3,121,300)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	11,658,517	—	—	58,753,754	39,636,722	13,555,991	26,288,597	42,900,059
Cost of shares redeemed	(12,409,662)	(15,670,583)	—	(10,973,686)	—	(7,802,249)	(16,098,016)	(25,169,369)	(8,174,804)
Net income equalization (Note 2)	38,273	6,723	—	7,810	(62,597)	(30,393)	39,679	87,639	(50,051)

Net increase (decrease) in net assets from beneficial interest transactions	(12,371,389)	(4,005,343)	—	(10,965,876)	58,691,157	31,804,080	(2,502,346)	1,206,867	34,675,204

Net increase (decrease) in net assets during the period	65,159,543	73,140,461	5,863,700	(3,790,658)	62,177,977	77,087,534	28,086,142	19,798,039	58,248,372
Net assets at beginning of period	499,249,070	426,108,609	37,646,436	41,437,094	—	247,627,061	219,540,919	156,368,430	98,120,058

NET ASSETS END OF PERIOD (1)	$564,408,613	$499,249,070	$43,510,136	$37,646,436	$62,177,977	$324,714,595	$247,627,061	$176,166,469	$156,368,430

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	—	—	900,000	500,000	200,000	300,000	550,000
Shares redeemed	(100,102)	(150,000)	—	(150,000)	—	(100,103)	(250,000)	(300,154)	(100,000)

Net increase (decrease)	(100,102)	(50,000)	—	(150,000)	900,000	399,897	(50,000)	(154)	450,000

(1) Including undistributed (distribution in excess of) net investment income	$37,022	$69,049	$(1,742)	$12,873	$(122,044)	$(44,137)	$85,563	$112,402	$(21,469)

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell Small Cap Completeness ETF		SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$620,863	$1,403,155	$584,660	$756,536	$561,312	$607,986	$2,230,722	$3,707,358	$1,173,816	$2,104,888
Net realized gain (loss) on investments and foreign currency transactions	17,223,240	1,560,939	14,674,270	5,135,550	4,897,380	2,608,230	20,762,716	4,357,943	19,297,874	3,180,050
Net change in unrealized appreciation (depreciation) on investments	(1,681,333)	15,846,181	5,229,791	8,380,554	2,848,476	3,654,624	50,013,302	47,054,274	37,793,786	29,545,556

Net increase in net assets resulting from operations	16,162,770	18,810,275	20,488,721	14,272,640	8,307,168	6,870,840	73,006,740	55,119,575	58,265,476	34,830,494

Net equalization credits and charges (Note 2)	(40,058)	2,971	3,902	28,079	25,320	32,344	50,822	36,525	73,281	68,258

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(552,211)	(1,414,171)	(523,353)	(839,670)	(555,287)	(644,299)	(2,194,590)	(3,759,285)	(1,108,675)	(2,214,821)
Net realized gains	(7,813,347)	(555,407)	—	—	—	—	(8,735,677)	—	—	—

Total distributions to shareholders	(8,365,558)	(1,969,578)	(523,353)	(839,670)	(555,287)	(644,299)	(10,930,267)	(3,759,285)	(1,108,675)	(2,214,821)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,783,220	7,274,232	76,960,239	32,529,690	26,222,003	23,272,892	72,161,383	82,179,985	73,780,695	54,306,018
Cost of shares redeemed	(28,205,301)	—	(42,703,729)	(17,906,541)	(7,130,599)	(3,432,106)	(29,975,461)	—	(8,096,783)	(12,275,270)
Net income equalization (Note 2)	40,058	(2,971)	(3,902)	(28,079)	(25,320)	(32,344)	(50,822)	(36,525)	(73,281)	(68,258)

Net increase (decrease) in net assets from beneficial interest transactions	(20,382,023)	7,271,261	34,252,608	14,595,070	19,066,084	19,808,442	42,135,100	82,143,460	65,610,631	41,962,490

Net increase (decrease) in net assets during the period	(12,624,869)	24,114,929	54,221,878	28,056,119	26,843,285	26,067,327	104,262,395	133,540,275	122,840,713	74,646,421
Net assets at beginning of period	95,008,168	70,893,239	91,003,214	62,947,095	48,281,853	22,214,526	316,922,328	183,382,053	225,999,952	151,353,531

NET ASSETS END OF PERIOD (1)	$82,383,299	$95,008,168	$145,225,092	$91,003,214	$75,125,138	$48,281,853	$421,184,723	$316,922,328	$348,840,665	$225,999,952

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	100,000	750,000	350,000	350,000	350,000	750,000	1,050,000	450,000	400,000
Shares redeemed	(350,000)	—	(400,000)	(200,000)	(100,000)	(50,000)	(300,000)	—	(50,100)	(100,000)

Net increase (decrease)	(250,000)	100,000	350,000	150,000	250,000	300,000	450,000	1,050,000	399,900	300,000

(1) Including undistributed (distribution in excess of) net investment income	$30,198	$(38,454)	$(21,827)	$(83,134)	$(23,566)	$(29,591)	$(56,458)	$(92,590)	$(86,014)	$(151,155)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Value ETF		SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF		SPDR S&P Capital Markets ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,523,967	$2,464,563	$730,510	$2,314,311	$41,338,329	$50,071,544	$19,089,632	$36,894,609	$912,670	$1,211,342
Net realized gain (loss) on investments and foreign currency transactions	22,963,259	10,472,700	584,257	(3,167,158)	17,226,604	46,699,500	135,292,745	102,310,510	1,236,648	(1,783,997)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	13,687,329	22,659,966	15,067,882	15,524,507	(156,658,577)	37,967,436	218,170,425	362,678,364	17,527,035	7,261,725

Net increase (decrease) in net assets resulting from operations	38,174,555	35,597,229	16,382,649	14,671,660	(98,093,644)	134,738,480	372,552,802	501,883,483	19,676,353	6,689,070

Net equalization credits and charges (Note 2)	50,138	(32,907)	(10)	(100,446)	57,241	203,883	(339,891)	1,357,506	67,904	93,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,477,436)	(2,507,819)	(928,096)	(2,254,743)	(39,746,292)	(62,107,106)	(17,977,610)	(39,477,498)	(836,113)	(1,365,193)
Net realized gains	(1,296,125)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(2,773,561)	(2,507,819)	(928,096)	(2,254,743)	(39,746,292)	(62,107,106)	(17,977,610)	(39,477,498)	(836,113)	(1,365,193)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	54,410,266	28,493,086	—	—	166,280,020	398,582,639	427,218,691	1,588,267,794	44,633,187	100,428,390
Cost of shares redeemed	(10,351,881)	(12,131,242)	(7,388)	(16,400,290)	(118,339,034)	(250,035,443)	(557,331,617)	(1,212,009,036)	(8,607,835)	(61,108,970)
Net income equalization (Note 2)	(50,138)	32,907	10	100,446	(57,241)	(203,883)	339,891	(1,357,506)	(67,904)	(93,037)

Net increase (decrease) in net assets from beneficial interest transactions	44,008,247	16,394,751	(7,378)	(16,299,844)	47,883,745	148,343,313	(129,773,035)	374,901,252	35,957,448	39,226,383

Net increase (decrease) in net assets during the period	79,459,379	49,451,254	15,447,165	(3,983,373)	(89,898,950)	221,178,570	224,462,266	838,664,743	54,865,592	44,643,297
Net assets at beginning of period	170,652,065	121,200,811	88,219,985	92,203,358	2,180,930,353	1,959,751,783	2,289,295,137	1,450,630,394	67,906,778	23,263,481

NET ASSETS END OF PERIOD (1)	$250,111,444	$170,652,065	$103,667,150	$88,219,985	$2,091,031,403	$2,180,930,353	$2,513,757,403	$2,289,295,137	$122,772,370	$67,906,778

SHARES OF BENEFICIAL INTEREST:
Shares sold	550,000	350,000	—	—	2,200,000	5,250,000	13,800,000	63,250,000	950,000	2,800,000
Shares redeemed	(100,289)	(150,000)	(119)	(300,000)	(1,600,275)	(3,400,000)	(17,900,000)	(49,200,000)	(200,000)	(1,850,000)

Net increase (decrease)	449,711	200,000	(119)	(300,000)	599,725	1,850,000	(4,100,000)	14,050,000	750,000	950,000

(1) Including undistributed (distribution in excess of) net investment income	$(23,318)	$(69,849)	$(91,785)	$105,801	$(10,423,373)	$(12,015,410)	$473,853	$(638,169)	$(56,397)	$(132,954)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Insurance ETF		SPDR S&P Mortgage Finance ETF		SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,145,687	$3,678,575	$69,450	$114,108	$18,667,647	$26,529,555	$1,038,222	$1,850,814	$151,046,983	$296,564,224
Net realized gain (loss) on investments	21,309,264	39,211,009	6,717	286,287	229,035,427	135,082,674	518,074	11,623,804	447,884,934	282,096,091
Net change in unrealized appreciation (depreciation) on investments	37,383,358	10,122,929	870,812	796,833	175,476,946	140,744,436	36,818,264	13,318,511	872,245,683	1,465,368,063

Net increase in net assets resulting from operations	61,838,309	53,012,513	946,979	1,197,228	423,180,020	302,356,665	38,374,560	26,793,129	1,471,177,600	2,044,028,378

Net equalization credits and charges (Note 2)	159,977	234,659	—	6,997	75,607	594,814	(5,042)	(22,995)	(1,860,576)	2,397,173

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,159,471)	(4,066,305)	(66,850)	(120,472)	(19,288,047)	(26,435,470)	(1,154,694)	(1,796,054)	(152,548,647)	(304,424,904)
Net realized gains	—	—	—	—	—	—	—	—	(211,986,072)	—

Total distributions to shareholders	(3,159,471)	(4,066,305)	(66,850)	(120,472)	(19,288,047)	(26,435,470)	(1,154,694)	(1,796,054)	(364,534,719)	(304,424,904)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	463,416,038	592,150,045	—	2,548,018	2,546,612,351	3,147,979,327	12,460,904	3,269,171	615,920,266	1,846,412,604
Cost of shares redeemed	(364,407,721)	(416,020,200)	—	—	(1,820,032,648)	(2,821,063,468)	(11,999,159)	(16,890,687)	(1,105,703,227)	(772,535,005)
Net income equalization (Note 2)	(159,977)	(234,659)	—	(6,997)	(75,607)	(594,814)	5,042	22,995	1,860,576	(2,397,173)

Net increase (decrease) in net assets from beneficial interest transactions	98,848,340	175,895,186	—	2,541,021	726,504,096	326,321,045	466,787	(13,598,521)	(487,922,385)	1,071,480,426

Net increase in net assets during the period	157,687,155	225,076,053	880,129	3,624,774	1,130,471,676	602,837,054	37,681,611	11,375,559	616,859,920	2,813,481,073
Net assets at beginning of period	318,774,215	93,698,162	7,491,571	3,866,797	1,770,490,009	1,167,652,955	178,028,697	166,653,138	11,936,788,516	9,123,307,443

NET ASSETS END OF PERIOD (1)	$476,461,370	$318,774,215	$8,371,700	$7,491,571	$2,900,961,685	$1,770,490,009	$215,710,308	$178,028,697	$12,553,648,436	$11,936,788,516

SHARES OF BENEFICIAL INTEREST:
Shares sold	7,900,000	11,750,000	—	50,000	68,550,000	105,700,000	150,000	50,000	8,700,000	28,800,000
Shares redeemed	(6,250,000)	(8,150,000)	—	—	(49,350,000)	(96,100,000)	(150,102)	(250,000)	(15,500,000)	(12,950,000)

Net increase (decrease)	1,650,000	3,600,000	—	50,000	19,200,000	9,600,000	(102)	(200,000)	(6,800,000)	15,850,000

(1) Including undistributed (distribution in excess of) net investment income	$(150,607)	$(136,823)	$(568)	$(3,168)	$(368,571)	$251,829	$(58,409)	$58,063	$(9,362,344)	$(7,860,680)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF		SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$223,550	$254,781	$1,245,010	$2,209,321	$28,595	$73,610	$73,856	$137,347	$3,566,538	$13,061,879
Net realized gain (loss) on investments	241,072	1,002,728	189,528,058	122,697,952	603,002	923,106	472,312	2,398,954	237,179,331	431,833,810
Net change in unrealized appreciation (depreciation) on investments	6,060,229	2,896,975	9,488,361	(10,500,755)	3,818,087	888,820	5,937,913	3,408,645	(6,327,271)	148,788,681

Net increase in net assets resulting from operations	6,524,851	4,154,484	200,261,429	114,406,518	4,449,684	1,885,536	6,484,081	5,944,946	234,418,598	593,684,370

Net equalization credits and charges (Note 2)	18,056	1,165	21,457	(69,776)	871	(1,238)	4,958	12,401	(242,521)	661,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(236,025)	(256,804)	(1,037,770)	(2,102,827)	(36,711)	(73,156)	(238,287)	(139,824)	(2,984,557)	(13,639,867)
Net realized gains	(258,021)	(85,206)	—	—	—	(307,664)	—	(405,154)	—	—

Total distributions to shareholders	(494,046)	(342,010)	(1,037,770)	(2,102,827)	(36,711)	(380,820)	(238,287)	(544,978)	(2,984,557)	(13,639,867)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,298,581	—	829,112,359	1,093,086,996	3,312,933	3,016,365	12,627,680	53,548,175	1,528,416,983	3,361,770,329
Cost of shares redeemed	—	(3,198,676)	(873,812,662)	(996,989,207)	—	(8,430,603)	—	(23,723,912)	(2,213,722,062)	(2,787,909,693)
Net income equalization (Note 2)	(18,056)	(1,165)	(21,457)	69,776	(871)	1,238	(4,958)	(12,401)	242,521	(661,096)

Net increase (decrease) in net assets from beneficial interest transactions	13,280,525	(3,199,841)	(44,721,760)	96,167,565	3,312,062	(5,413,000)	12,622,722	29,811,862	(685,062,558)	573,199,540

Net increase (decrease) in net assets during the period	19,329,386	613,798	154,523,356	208,401,480	7,725,906	(3,909,522)	18,873,474	35,224,231	(453,871,038)	1,153,905,139
Net assets at beginning of period	15,344,758	14,730,960	849,853,485	641,452,005	19,008,979	22,918,501	44,525,722	9,301,491	2,475,307,177	1,321,402,038

NET ASSETS END OF PERIOD (1)	$34,674,144	$15,344,758	$1,004,376,841	$849,853,485	$26,734,885	$19,008,979	$63,399,196	$44,525,722	$2,021,436,139	$2,475,307,177

SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	—	6,750,000	11,450,000	50,000	50,000	150,000	750,000	50,400,000	126,100,000
Shares redeemed	—	(50,000)	(7,150,000)	(10,600,000)	—	(150,000)	—	(350,000)	(73,700,000)	(103,900,000)

Net increase (decrease)	150,000	(50,000)	(400,000)	850,000	50,000	(100,000)	150,000	400,000	(23,300,000)	22,200,000

(1) Including undistributed (distribution in excess of) net investment income	$(14,498)	$(2,023)	$(193,074)	$(400,314)	$(19,581)	$(11,465)	$(164,942)	$(511)	$3,993	$(577,988)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF
									Six
	Six Months		Six Months		Six Months		Six Months		Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	12/31/13	Ended	12/31/13	Ended	12/31/13	Ended	12/31/13	Ended	12/31/13	Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,227,167	$11,825,431	$1,039,510	$2,228,681	$3,992,225	$11,863,613	$1,926,923	$7,581,843	$2,781,722	$12,174,082
Net realized gain (loss) on investments	(23,213,742)	(115,565,873)	(5,506,545)	18,768,819	75,078,671	70,622,405	74,695,997	57,617,986	159,935,749	138,771,529
Net change in unrealized appreciation (depreciation) on investments	150,477,195	(40,842,152)	36,070,593	45,779,445	37,900,407	36,879,182	54,450,615	1,417,389	(4,445,064)	41,104,242

Net increase (decrease) in net assets resulting from operations	131,490,620	(144,582,594)	31,603,558	66,776,945	116,971,303	119,365,200	131,073,535	66,617,218	158,272,407	192,049,853

Net equalization credits and charges (Note 2)	(264,934)	226,369	(3,384)	(19,344)	149,235	679,792	118,143	(90,479)	498,543	(303,587)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,167,033)	(12,248,323)	(1,047,023)	(2,235,886)	(2,876,463)	(12,594,981)	(1,987,264)	(7,519,001)	(3,757,075)	(11,724,827)
Net realized gains	—	—	—	—	—	—	(10,286,390)	—	—	—

Total distributions to shareholders	(4,167,033)	(12,248,323)	(1,047,023)	(2,235,886)	(2,876,463)	(12,594,981)	(12,273,654)	(7,519,001)	(3,757,075)	(11,724,827)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	823,706,103	2,527,844,702	38,225,065	324,383,290	5,222,413,097	8,242,814,327	229,506,133	154,764,199	5,069,935,272	11,828,548,475
Cost of shares redeemed	(966,672,228)	(2,529,753,420)	(16,729,208)	(377,567,538)	(5,311,342,307)	(8,357,479,239)	(111,938,584)	(213,939,176)	(5,250,314,109)	(11,553,889,810)
Net income equalization (Note 2)	264,934	(226,369)	3,384	19,344	(149,235)	(679,792)	(118,143)	90,479	(498,543)	303,587

Net increase (decrease) in net assets from beneficial interest transactions	(142,701,191)	(2,135,087)	21,499,241	(53,164,904)	(89,078,445)	(115,344,704)	117,449,406	(59,084,498)	(180,877,380)	274,962,252

Net increase (decrease) in net assets during the period	(15,642,538)	(158,739,635)	52,052,392	11,356,811	25,165,630	(7,894,693)	236,367,430	(76,760)	(25,863,505)	454,983,691
Net assets at beginning of period	610,940,007	769,679,642	260,328,631	248,971,820	858,947,091	866,841,784	471,716,275	471,793,035	1,175,195,212	720,211,521

NET ASSETS END OF PERIOD (1)	$595,297,469	$610,940,007	$312,381,023	$260,328,631	$884,112,721	$858,947,091	$708,083,705	$471,716,275	$1,149,331,707	$1,175,195,212

SHARES OF BENEFICIAL INTEREST:
Shares sold	21,500,000	61,050,000	900,000	8,850,000	78,350,000	146,550,000	2,800,000	2,400,000	60,850,000	176,950,000
Shares redeemed	(25,750,000)	(61,200,000)	(400,000)	(10,300,000)	(80,200,000)	(149,000,000)	(1,450,000)	(3,650,000)	(63,150,000)	(173,800,000)

Net increase (decrease)	(4,250,000)	(150,000)	500,000	(1,450,000)	(1,850,000)	(2,450,000)	1,350,000	(1,250,000)	(2,300,000)	3,150,000

(1) Including undistributed (distribution in excess of) net investment income	$(31,421)	$(91,555)	$2,569	$10,082	$(179,043)	$(1,294,805)	$2,501	$62,842	$(526,098)	$449,255

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended	For the Period
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	10/24/12*-
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$257,359	$344,784	$64,496	$178,655	$43,264	$113,527	$165,829	$160,680	$71,281	$94,932
Net realized gain (loss) on investments	9,682,693	3,814,240	1,859,481	1,648,517	419,093	(436,310)	3,538,331	1,415,309	50,517	121,175
Net change in unrealized appreciation (depreciation) on investments	1,575,357	6,326,871	3,314,900	1,196,674	885,519	1,196,579	6,831,555	4,423,648	994,284	909,738

Net increase in net assets resulting from operations	11,515,409	10,485,895	5,238,877	3,023,846	1,347,876	873,796	10,535,715	5,999,637	1,116,082	1,125,845

Net equalization credits and charges (Note 2)	7,638	(32,122)	10,129	(16,706)	21,456	(16,536)	(1,979)	9,282	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(252,606)	(317,050)	(69,206)	(164,028)	(62,549)	(122,407)	(168,716)	(169,421)	(73,027)	(93,054)
Net realized gains	—	—	(548,807)	(293,905)	—	—	—	—	(138,103)	—

Total distributions to shareholders	(252,606)	(317,050)	(618,013)	(457,933)	(62,549)	(122,407)	(168,716)	(169,421)	(211,130)	(93,054)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	303,227,035	248,745,935	16,856,002	—	7,959,566	2,438,879	30,117,923	33,883,175	—	6,000,000
Cost of shares redeemed	(267,311,660)	(246,171,174)	(4,385,255)	(6,431,068)	(2,614,424)	—	(13,635,100)	(5,693,131)	—	—
Net income equalization (Note 2)	(7,638)	32,122	(10,129)	16,706	(21,456)	16,536	1,979	(9,282)	—	—

Net increase (decrease) in net assets from beneficial interest transactions	35,907,737	2,606,883	12,460,618	(6,414,362)	5,323,686	2,455,415	16,484,802	28,180,762	—	6,000,000

Net increase (decrease) in net assets during the period	47,178,178	12,743,606	17,091,611	(3,865,155)	6,630,469	3,190,268	26,849,822	34,020,260	904,952	7,032,791
Net assets at beginning of period	50,695,381	37,951,775	14,580,103	18,445,258	7,304,621	4,114,353	46,411,096	12,390,836	7,032,791	—

NET ASSETS END OF PERIOD (1)	$97,873,559	$50,695,381	$31,671,714	$14,580,103	$13,935,090	$7,304,621	$73,260,918	$46,411,096	$7,937,743	$7,032,791

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,350,000	5,450,000	200,000	—	150,000	50,000	400,000	550,000	—	100,000
Shares redeemed	(4,700,000)	(5,350,000)	(50,000)	(100,000)	(50,000)	—	(200,000)	(100,000)	—	—

Net increase (decrease)	650,000	100,000	150,000	(100,000)	100,000	50,000	200,000	450,000	—	100,000

(1) Including undistributed (distribution in excess of) net investment income	$(5,560)	$(10,313)	$(9,627)	$(4,917)	$(19,285)	$—	$(9,222)	$(6,335)	$(279)	$1,467

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR Russell 1000 Low Volatility ETF		SPDR Russell 2000 Low Volatility ETF		SPDR Wells Fargo Preferred Stock ETF
	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended	For the Period	Six Months Ended
	12/31/13	10/24/12*-	12/31/13	2/20/13*-	12/31/13	2/20/13*-	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$80,126	$97,754	$127,079	$64,973	$134,391	$88,264	$8,348,073	$20,971,749
Net realized gain (loss) on investments	191,667	(119,903)	117,131	36,801	888,874	65,325	(7,779,077)	(1,619,738)
Net change in unrealized appreciation (depreciation) on investments	1,518,563	1,061,693	820,820	118,351	486,458	193,946	(17,306,933)	(15,094,379)

Net increase (decrease) in net assets resulting from operations	1,790,356	1,039,544	1,065,030	220,125	1,509,723	347,535	(16,737,937)	4,257,632

Net equalization credits and charges (Note 2)	—	7,724	—	13,205	70	7,931	(683,203)	447,515

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(131,841)	(104,032)	(120,377)	(71,915)	(157,850)	(77,560)	(10,754,912)	(21,324,457)
Net realized gains	—	—	(109,117)	—	(68,592)	—	—	—

Total distributions to shareholders	(131,841)	(104,032)	(229,494)	(71,915)	(226,442)	(77,560)	(10,754,912)	(21,324,457)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	9,234,325	—	9,273,584	3,168,932	9,071,798	2,071,533	208,298,716
Cost of shares redeemed	—	—	—	—	(6,718,354)	—	(116,643,807)	(82,747,868)
Net income equalization (Note 2)	—	(7,724)	—	(13,205)	(70)	(7,931)	683,203	(447,515)

Net increase (decrease) in net assets from beneficial interest transactions	—	9,226,601	—	9,260,379	(3,549,492)	9,063,867	(113,889,071)	125,103,333

Net increase (decrease) in net assets during the period	1,658,515	10,169,837	835,536	9,421,794	(2,266,141)	9,341,773	(142,065,123)	108,484,023
Net assets at beginning of period	10,169,837	—	9,421,794	—	9,341,773	—	361,657,665	253,173,642

NET ASSETS END OF PERIOD (1)	$11,828,352	$10,169,837	$10,257,330	$9,421,794	$7,075,632	$9,341,773	$219,592,542	$361,657,665

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	—	150,000	50,000	150,000	50,000	4,550,000
Shares redeemed	—	—	—	—	(100,000)	—	(2,800,000)	(1,850,000)

Net increase (decrease)	—	150,000	—	150,000	(50,000)	150,000	(2,750,000)	2,700,000

(1) Including undistributed (distribution in excess of) net investment income	$(58,357)	$(6,642)	$(240)	$(6,942)	$(12,755)	$10,704	$(1,213,870)	$1,192,969

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF								SPDR Russell 1000 ETF
	Six Months								Six Months
	Ended								Ended
	12/31/13		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		6/30/13		6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11		6/30/10	6/30/09

Net asset value, beginning of period	$120.30		$101.45		$99.24	$76.77	$67.33	$93.41	$75.29		$63.75	$62.09	$48.17		$42.69	$59.55

Income (loss) from investment operations:
Net investment income (loss) (1)	1.25		2.25		1.90	1.59	1.41	1.66	0.80		1.46	1.21	1.04		0.93	1.09
Net realized and unrealized gain (loss) (2)	19.08		18.83		1.89	22.46	9.36	(26.18)	11.76		11.56	1.62	13.92		5.38	(17.02)

Total from investment operations	20.33		21.08		3.79	24.05	10.77	(24.52)	12.56		13.02	2.83	14.96		6.31	(15.93)

Net equalization credits and charges (1)	(0.01)		(0.00	)(3)	0.21	(0.01)	(0.03)	0.09	—		(0.01)	0.00 (3)	(0.00	)(3)	(0.02)	0.21

Distributions to shareholders from:
Net investment income	(1.26)		(2.23)		(1.79)	(1.57)	(1.30)	(1.65)	(0.83)		(1.47)	(1.17)	(1.04)		(0.81)	(1.14)

Total distributions	(1.26)		(2.23)		(1.79)	(1.57)	(1.30)	(1.65)	(0.83)		(1.47)	(1.17)	(1.04)		(0.81)	(1.14)

Net asset value, end of period	$139.36		$120.30		$101.45	$99.24	$76.77	$67.33	$87.02		$75.29	$63.75	$62.09		$48.17	$42.69

Total return (4)	16.95%		20.91%		4.16%	31.45%	15.87%	(26.18)%	16.73%		20.56%	4.69%	31.17%		14.67%	(26.44)%
Net assets, end of period (in 000’s)	$564,409		$499,249		$426,109	$193,526	$157,382	$158,238	$43,510		$37,646	$41,437	$37,253		$33,720	$38,419
Ratio of expenses to average net assets	0.11	%(5)	0.20%		0.20%	0.22%	0.20%	0.21%	0.11	%(5)	0.20%	0.20%	0.22%		0.20%	0.23%
Ratio of net investment income (loss) to average net assets	1.90	%(5)	2.03%		1.97%	1.73%	1.76%	2.42%	1.95	%(5)	2.11%	1.99%	1.80%		1.84%	2.63%
Portfolio turnover rate (6)	17%		1%		3%	2%	2%	10%	6%		6%	4%	5%		5%	10%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR
	Russell
	2000 ETF		SPDR S&P 500 Growth ETF							SPDR S&P 500 Value ETF
	For the
	Period		Six Months							Six Months
	7/8/13*-		Ended							Ended
	12/31/13		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$60.00		$72.83		$63.63	$60.18	$45.21	$39.70	$54.02	$82.26		$67.63	$67.32	$54.02	$48.38	$69.18

Income (loss) from investment operations:
Net investment income (loss) (1)	0.53		0.65		1.25	1.01	0.67	0.39	0.52	0.99		1.85	1.52	1.51	1.51	1.93
Net realized and unrealized gain (loss) (2)	8.84		12.64		9.19	3.45	14.96	5.52	(14.31)	10.44		14.66	0.32	13.19	5.54	(20.78)

Total from investment operations	9.37		13.29		10.44	4.46	15.63	5.91	(13.79)	11.43		16.51	1.84	14.70	7.05	(18.85)

Net equalization credits and charges (1)	0.19		0.01		(0.01)	0.01	0.00 (3)	—	(0.03)	(0.05)		0.03	(0.06)	0.11	(0.03)	0.07

Distributions to shareholders from:
Net investment income	(0.47)		(0.68)		(1.23)	(1.02)	(0.66)	(0.37)	(0.50)	(0.96)		(1.91)	(1.47)	(1.51)	(1.38)	(2.02)
Return of capital	—		—		—	—	—	(0.03)	—	—		—	—	—	—	—

Total distributions	(0.47)		(0.68)		(1.23)	(1.02)	(0.66)	(0.40)	(0.50)	(0.96)		(1.91)	(1.47)	(1.51)	(1.38)	(2.02)

Net asset value, end of period	$69.09		$85.45		$72.83	$63.63	$60.18	$45.21	$39.70	$92.68		$82.26	$67.63	$67.32	$54.02	$48.38

Total return (4)	15.95%		18.31%		16.49%	7.54%	34.65%	14.83%	(25.58)%	13.89%		24.70%	2.81%	27.58%	14.39%	(27.33)%
Net assets, end of period (in 000’s)	$62,178		$324,715		$247,627	$219,541	$192,586	$167,284	$154,817	$176,166		$156,368	$98,120	$171,718	$99,985	$99,221
Ratio of expenses to average net assets	0.12	%(5)	0.20	%(5)	0.20%	0.20%	0.22%	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.22%	0.20%	0.21%
Ratio of net investment income (loss) to average net assets	1.67	%(5)	1.64	%(5)	1.83%	1.69%	1.22%	0.83%	1.27%	2.25	%(5)	2.45%	2.37%	2.36%	2.66%	3.73%
Portfolio turnover rate (6)	4%		24%		26%	21%	46%	15%	32%	23%		30%	25%	41%	15%	36%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell Small Cap Completeness ETF							SPDR S&P 400 Mid Cap Growth ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$76.01		$61.65	$64.26	$46.60	$36.78	$52.05	$95.79		$78.68	$82.38	$57.07	$45.20	$62.82

Income (loss) from investment operations:
Net investment income (loss) (1)	0.58		1.18	0.80	0.76	0.69	0.74	0.48		0.94	0.50	0.36	0.30	0.33
Net realized and unrealized gain (loss) (2)	14.19		14.85	(2.60)	17.65	9.67	(15.32)	15.88		17.14	(3.62)	25.31	11.84	(17.64)

Total from investment operations	14.77		16.03	(1.80)	18.41	10.36	(14.58)	16.36		18.08	(3.12)	25.67	12.14	(17.31)

Net equalization credits and charges (1)	(0.04)		0.00 (3)	0.00 (3)	0.01	0.04	0.06	0.00	(3)	0.04	(0.01)	(0.01)	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.55)		(1.19)	(0.81)	(0.76)	(0.58)	(0.75)	(0.44)		(1.01)	(0.57)	(0.35)	(0.28)	(0.32)
Net realized gains	(7.81)		(0.48)	—	—	—	—	—		—	—	—	—	—

Total distributions	(8.36)		(1.67)	(0.81)	(0.76)	(0.58)	(0.75)	(0.44)		(1.01)	(0.57)	(0.35)	(0.28)	(0.32)

Net asset value, end of period	$82.38		$76.01	$61.65	$64.26	$46.60	$36.78	$111.71		$95.79	$78.68	$82.38	$57.07	$45.20

Total return (4)	19.52%		26.19%	(2.73)%	39.67%	28.26%	(27.89)%	17.10%		22.96%	(3.66)%	45.01%	26.86%	(27.51)%
Net assets, end of period (in 000’s)	$82,383		$95,008	$70,893	$80,329	$53,585	$31,260	$145,225		$91,003	$62,947	$74,140	$59,923	$42,939
Ratio of expenses to average net assets	0.11	%(5)	0.25%	0.25%	0.27%	0.26%	0.30%	0.25	%(5)	0.25%	0.25%	0.28%	0.26%	0.28%
Ratio of net investment income (loss) to average net assets	1.39	%(5)	1.71%	1.34%	1.31%	1.47%	2.02%	0.91	%(5)	1.07%	0.65%	0.50%	0.52%	0.75%
Portfolio turnover rate (6)	65%		29%	20%	23%	31%	58%	37%		43%	33%	88%	45%	74%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF							SPDR S&P 600 Small Cap ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$68.97		$55.54	$57.18	$44.81	$35.29	$50.34	$86.83		$70.53	$70.54	$51.57	$41.18	$55.27

Income (loss) from investment operations:
Net investment income (loss) (1)	0.65		1.23	0.97	1.05	1.17	1.30	0.56		1.19	0.95	0.70	0.67	0.86
Net realized and unrealized gain (loss) (2)	10.05		13.39	(1.60)	12.42	9.32	(14.89)	18.00		16.31	(0.20)	19.03	10.28	(14.20)

Total from investment operations	10.70		14.62	(0.63)	13.47	10.49	(13.59)	18.56		17.50	0.75	19.73	10.95	(13.34)

Net equalization credits and charges (1)	0.03		0.07	(0.03)	(0.03)	0.08	(0.09)	0.01		0.01	0.14	(0.01)	0.01	0.06

Distributions to shareholders from:
Net investment income	(0.62)		(1.26)	(0.98)	(1.07)	(0.85)	(1.37)	(0.54)		(1.21)	(0.90)	(0.71)	(0.57)	(0.81)
Net realized gains	—		—	—	—	—	—	(2.13)		—	—	(0.04)	—	—

Return of capital	—		—	—	—	(0.20)	—	—		—	—	—	—	—

Total distributions	(0.62)		(1.26)	(0.98)	(1.07)	(1.05)	(1.37)	(2.67)		(1.21)	(0.90)	(0.75)	(0.57)	(0.81)

Net asset value, end of period	$79.08		$68.97	$55.54	$57.18	$44.81	$35.29	$102.73		$86.83	$70.53	$70.54	$51.57	$41.18

Total return (3)	15.58%		26.42%	(0.82)%	30.15%	29.92%	(27.27)%	21.41%		24.98%	1.35%	38.37%	26.57%	(23.98)%
Net assets, end of period (in 000’s)	$75,125		$48,282	$22,215	$22,871	$20,164	$8,823	$421,185		$316,922	$183,382	$77,593	$51,570	$22,651
Ratio of expenses to average net assets	0.25	%(4)	0.25%	0.25%	0.28%	0.26%	0.34%	0.20	%(4)	0.20%	0.20%	0.24%	0.26%	0.32%
Ratio of net investment income (loss) to average net assets	1.74	%(4)	1.94%	1.81%	2.00%	2.56%	3.52%	1.16	%(4)	1.52%	1.40%	1.11%	1.27%	2.16%
Portfolio turnover rate (5)	34%		33%	28%	82%	50%	73%	9%		11%	13%	82%	20%	28%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF									SPDR S&P 600 Small Cap Value ETF
	Six Months									Six Months
	Ended									Ended
	12/31/13		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11		6/30/10		6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$145.80		$121.07	$120.92	$82.62		$67.19		$90.65	$89.75		$71.24	$71.29	$55.88	$43.64	$57.92

Income (loss) from investment operations:
Net investment income (loss) (1)	0.68		1.57	0.97	0.61		0.26		0.56	0.70		1.37	1.09	1.03	1.30	1.52
Net realized and unrealized gain (loss) (2)	32.97		24.73	0.28	38.10		15.35		(23.51)	17.11		18.57	0.01	15.55	11.96	(14.33)

Total from investment operations	33.65		26.30	1.25	38.71		15.61		(22.95)	17.81		19.94	1.10	16.58	13.26	(12.81)

Net equalization credits and charges (1)	0.04		0.05	(0.02)	(0.00	)(3)	(0.00	)(3)	0.04	0.02		(0.02)	(0.04)	(0.07)	0.06	(0.02)

Distributions to shareholders from:
Net investment income	(0.60)		(1.62)	(1.08)	(0.57)		(0.18)		(0.55)	(0.65)		(1.41)	(1.11)	(1.10)	(1.08)	(1.28)
Net realized gains	—		—	—	—		—		—	(0.55)		—	—	—	—	(0.17)

Total distributions	(0.60)		(1.62)	(1.08)	(0.57)		(0.18)		(0.55)	(1.20)		(1.41)	(1.11)	(1.10)	(1.08)	(1.45)

Voluntary contribution from Adviser	—		—	—	0.16		—		—	—		—	—	—	—	—

Net asset value, end of period	$178.89		$145.80	$121.07	$120.92		$82.62		$67.19	$106.38		$89.75	$71.24	$71.29	$55.88	$43.64

Total return (4)	23.13%		21.89%	1.07%	47.08	%(5)	23.22%		(25.21)%	19.90%		28.17%	1.61%	29.68%	30.49%	(22.20)%
Net assets, end of period (in 000’s)	$348,841		$226,000	$151,354	$187,432		$123,946		$94,077	$250,111		$170,652	$121,201	$124,849	$142,564	$69,885
Ratio of expenses to average net assets	0.25	%(6)	0.25%	0.25%	0.27%		0.25%		0.26%	0.25	%(6)	0.25%	0.25%	0.27%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	0.82	%(6)	1.19%	0.85%	0.58%		0.31%		0.88%	1.41	%(6)	1.72%	1.60%	1.56%	2.29%	3.32%
Portfolio turnover rate (7)	44%		45%	37%	102%		34%		42%	37%		39%	34%	88%	35%	38%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/11, the total return would have been 46.88%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF							SPDR Dow Jones REIT ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$58.79		$51.21	$59.50	$48.39	$47.27	$66.79	$75.91		$72.90	$66.59	$51.05	$34.00	$65.40

Income (loss) from investment operations:
Net investment income (loss) (1)	0.49		1.41	1.29	1.54	1.33	1.64	1.42		1.85	1.71	1.47	1.39	1.91
Net realized and unrealized gain (loss) (2)	10.43		7.67	(8.35)	10.91	1.21	(19.47)	(4.67)		3.44	6.67	15.98	17.37	(31.15)

Total from investment operations	10.92		9.08	(7.06)	12.45	2.54	(17.83)	(3.25)		5.29	8.38	17.45	18.76	(29.24)

Net equalization credits and charges (1)	(0.00	)(3)	(0.06)	(0.04)	0.07	0.01	(0.09)	0.00	(3)	0.01	0.03	0.02	0.01	0.11

Distributions to shareholders from:
Net investment income	(0.62)		(1.44)	(1.19)	(1.41)	(1.43)	(1.60)	(1.37)		(2.29)	(2.10)	(1.93)	(1.72)	(2.27)

Total distributions	(0.62)		(1.44)	(1.19)	(1.41)	(1.43)	(1.60)	(1.37)		(2.29)	(2.10)	(1.93)	(1.72)	(2.27)

Net asset value, end of period	$69.09		$58.79	$51.21	$59.50	$48.39	$47.27	$71.29		$75.91	$72.90	$66.59	$51.05	$34.00

Total return (4)	18.60%		17.68%	(11.90)%	25.99%	5.10%	(26.89)%	(4.29)%		7.36%	13.05%	34.55%	55.42%	(44.96)%
Net assets, end of period (in 000’s)	$103,667		$88,220	$92,203	$148,786	$79,871	$70,923	$2,091,031		$2,180,930	$1,959,752	$1,557,086	$1,137,458	$908,890
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.52%	0.50%	0.51%	0.25	%(5)	0.25%	0.25%	0.26%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.49	%(5)	2.50%	2.44%	2.66%	2.45%	3.20%	3.80	%(5)	2.45%	2.60%	2.40%	2.94%	4.58%
Portfolio turnover rate (6)	9%		13%	11%	108%	6%	10%	3%		7%	7%	10%	10%	15%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF							SPDR S&P Capital Markets ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$28.67		$22.05	$24.00	$22.90	$18.08	$28.58	$39.95		$31.02	$35.45	$31.10	$33.41	$45.12

Income (loss) from investment operations:
Net investment income (loss) (1)	0.24		0.52	0.41	0.23	0.18	0.94	0.50		1.16	0.73	0.73	0.22	0.52
Net realized and unrealized gain (loss) (2)	4.50		6.62	(1.92)	1.08	4.80	(10.67)	10.04		9.04	(4.09)	4.36	(2.26)	(11.79)

Total from investment operations	4.74		7.14	(1.51)	1.31	4.98	(9.73)	10.54		10.20	(3.36)	5.09	(2.04)	(11.27)

Net equalization credits and charges (1)	(0.00	)(3)	0.02	(0.02)	(0.01)	—	0.03	0.04		0.09	(0.09)	(0.07)	(0.01)	(0.03)

Distributions to shareholders from:
Net investment income	(0.23)		(0.54)	(0.42)	(0.20)	(0.16)	(0.80)	(0.42)		(1.36)	(0.98)	(0.67)	(0.24)	(0.41)
Return of capital	—		—	—	—	—	—	—		—	—	—	(0.02)	—

Total distributions	(0.23)		(0.54)	(0.42)	(0.20)	(0.16)	(0.80)	(0.42)		(1.36)	(0.98)	(0.67)	(0.26)	(0.41)

Net asset value, end of period	$33.18		$28.67	$22.05	$24.00	$22.90	$18.08	$50.11		$39.95	$31.02	$35.45	$31.10	$33.41

Total return (4)	16.60%		32.76%	(6.22)%	5.63%	27.55%	(34.54)%	26.58%		33.67%	(9.53)%	16.04%	(6.28)%	(24.98)%
Net assets, end of period (in 000’s)	$2,513,757		$2,289,295	$1,450,630	$1,684,658	$746,684	$821,694	$122,772		$67,907	$23,263	$69,127	$51,307	$80,188
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.36%	0.35%	0.35%	0.35	%(5)	0.35%	0.36%	0.38%	0.35%	0.36%
Ratio of net investment income (loss) to average net assets	1.53	%(5)	2.08%	1.92%	0.92%	0.79%	4.29%	2.22	%(5)	3.11%	2.40%	2.00%	0.60%	1.65%
Portfolio turnover rate (6)	13%		28%	55%	16%	18%	51%	13%		56%	64%	14%	9%	52%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF							SPDR S&P Mortgage Finance ETF
	Six Months							Six Months						For the
	Ended							Ended						Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	4/29/09*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$54.03		$40.74	$41.73	$35.26	$26.52	$40.89	$49.94		$38.67	$38.38	$39.15	$36.18	$41.19

Income (loss) from investment operations:
Net investment income (loss) (1)	0.48		0.98	0.69	0.67	0.54	0.67	0.46		1.10	0.76	0.80	0.78	0.15
Net realized and unrealized gain (loss) (2)	9.02		13.31	(0.98)	6.49	8.67	(14.55)	5.86		11.20	0.27	(0.40)	3.18	(5.02)

Total from investment operations	9.50		14.29	(0.29)	7.16	9.21	(13.88)	6.32		12.30	1.03	0.40	3.96	(4.87)

Net equalization credits and charges (1)	0.02		0.06	(0.05)	0.03	(0.02)	0.14	—		0.07	—	(0.01)	(0.06)	0.04

Distributions to shareholders from:
Net investment income	(0.44)		(1.06)	(0.65)	(0.72)	(0.45)	(0.63)	(0.45)		(1.10)	(0.74)	(0.92)	(0.73)	(0.18)
Net realized gains	—		—	—	—	—	—	—		—	—	(0.24)	(0.20)	—

Total distributions	(0.44)		(1.06)	(0.65)	(0.72)	(0.45)	(0.63)	(0.45)		(1.10)	(0.74)	(1.16)	(0.93)	(0.18)

Net asset value, end of period	$63.11		$54.03	$40.74	$41.73	$35.26	$26.52	$55.81		$49.94	$38.67	$38.38	$39.15	$36.18

Total return (3)	17.67%		35.60%	(0.65)%	20.35%	34.65%	(33.69)%	12.68%		32.29%	2.96%	0.77%	10.67%	(11.73)%
Net assets, end of period (in 000’s)	$476,461		$318,774	$93,698	$214,897	$163,972	$139,205	$8,372		$7,492	$3,867	$3,838	$3,915	$5,427
Ratio of expenses to average net assets	0.35	%(4)	0.35%	0.35%	0.37%	0.35%	0.35%	0.35	%(4)	0.35%	0.35%	0.36%	0.35%	0.35	%(4)
Ratio of net investment income (loss) to average net assets	1.63	%(4)	2.04%	1.82%	1.62%	1.49%	2.56%	1.75	%(4)	2.44%	2.22%	1.95%	1.84%	2.38	%(4)
Portfolio turnover rate (5)	9%		30%	62%	9%	14%	53%	16%		40%	91%	35%	27%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF							SPDR Morgan Stanley Technology ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$33.85		$27.34	$25.45	$23.05	$18.31	$26.56	$74.18		$64.09	$65.43	$51.32	$44.96	$55.15

Income (loss) from investment operations:
Net investment income (loss) (1)	0.30		0.60	0.45	0.37	0.40	0.94	0.44		0.75	0.50	0.36	0.23	0.23
Net realized and unrealized gain (loss) (2)	6.73		6.49	1.90	2.42	4.66	(8.04)	15.75		10.10	(1.30)	14.15	6.39	(10.18)

Total from investment operations	7.03		7.09	2.35	2.79	5.06	(7.10)	16.19		10.85	(0.80)	14.51	6.62	(9.95)

Net equalization credits and charges (1)	0.00	(3)	0.01	0.02	(0.02)	0.01	0.07	(0.00	)(3)	(0.01)	(0.01)	(0.01)	(0.03)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.31)		(0.59)	(0.48)	(0.37)	(0.33)	(1.22)	(0.49)		(0.75)	(0.53)	(0.39)	(0.23)	(0.24)

Total distributions	(0.31)		(0.59)	(0.48)	(0.37)	(0.33)	(1.22)	(0.49)		(0.75)	(0.53)	(0.39)	(0.23)	(0.24)

Net asset value, end of period	$40.57		$33.85	$27.34	$25.45	$23.05	$18.31	$89.88		$74.18	$64.09	$65.43	$51.32	$44.96

Total return (4)	20.84%		26.20%	9.59%	12.00%	27.70%	(27.94)%	21.84%		16.93%	(1.21)%	28.27%	14.62%	(17.97)%
Net assets, end of period (in 000’s)	$2,900,962		$1,770,490	$1,167,653	$558,689	$703,213	$434,937	$215,710		$178,029	$166,653	$206,119	$182,188	$197,818
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.36%	0.35%	0.35%	0.50	%(5)	0.50%	0.50%	0.53%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.61	%(5)	2.04%	1.77%	1.50%	1.72%	3.68%	1.06	%(5)	1.08%	0.79%	0.57%	0.42%	0.56%
Portfolio turnover rate (6)	14%		29%	44%	13%	23%	51%	26%		27%	21%	10%	17%	19%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF							SPDR S&P Aerospace & Defense ETF					SPDR S&P Biotech ETF
	Six Months							Six Months			For the		Six Months
	Ended							Ended			Period		Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	9/28/11*-		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$66.41		$55.66	$54.06	$45.13	$37.96	$44.30	$76.72		$58.92	$50.00		$104.92		$88.48	$73.03	$51.82	$50.71	$57.47

Income (loss) from investment operations:
Net investment income (loss) (1)	0.85		1.79	1.80	1.73	1.71	1.97	0.84		1.14	0.52		0.15		0.29	(0.11)	(0.20)	(0.12)	0.44
Net realized and unrealized gain (loss) (2)	7.43		10.78	1.53	8.80	6.97	(6.47)	23.05		18.08	8.90		25.50		16.45	15.48	21.42	1.23	(7.23)

Total from investment operations	8.28		12.57	3.33	10.53	8.68	(4.50)	23.89		19.22	9.42		25.65		16.74	15.37	21.22	1.11	(6.79)

Net equalization credits and charges (1)	(0.01)		0.01	0.06	0.14	0.15	0.16	0.07		0.01	(0.00	)(3)	0.00	(3)	(0.01)	0.08	(0.01)	0.00 (3)	0.00	(3)

Distributions to shareholders from:
Net investment income	(0.87)		(1.83)	(1.79)	(1.74)	(1.57)	(2.00)	(0.87)		(1.09)	(0.50)		(0.13)		(0.29)	—	—	—	(0.16)
Net realized gains	(1.23)		—	—	—	—	—	(0.74)		(0.34)	—		—		—	—	—	—	—

Return of capital	—		—	—	—	(0.09)	—	—		—	—		—		—	—	—	—	—

Total distributions	(2.10)		(1.83)	(1.79)	(1.74)	(1.66)	(2.00)	(1.61)		(1.43)	(0.50)		(0.13)		(0.29)	—	—	—	(0.16)

Voluntary contribution from Adviser	—		—	—	—	—	—	—		—	—		—		—	—	—	—	0.19

Net asset value, end of period	$72.58		$66.41	$55.66	$54.06	$45.13	$37.96	$99.07		$76.72	$58.92		$130.44		$104.92	$88.48	$73.03	$51.82	$50.71

Total return (4)	12.51%		22.87%	6.46%	23.82%	23.25%	(10.06)%	31.37%		33.01%	18.86%		25.08%		18.35%	21.15%	40.92%	2.20%	(11.46	)%(5)
Net assets, end of period (in 000’s)	$12,553,648		$11,936,789	$9,123,307	$5,982,242	$1,949,711	$658,655	$34,674		$15,345	$14,731		$1,004,377		$849,853	$641,452	$642,639	$450,860	$428,508
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.35%	0.36%	0.35%	0.35%	0.35	%(6)	0.35%	0.35	%(6)	0.35	%(6)	0.35%	0.35%	0.37%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	2.39	%(6)	2.92%	3.34%	3.31%	3.70%	5.10%	1.89	%(6)	1.75%	1.18	%(6)	0.25	%(6)	0.31%	(0.15)%	(0.31)%	(0.23)%	0.83%
Portfolio turnover rate (7)	14%		44%	94%	52%	44%	105%	15%		34%	23%		39%		61%	61%	74%	80%	78%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (11.79)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF								SPDR S&P Health Care Services ETF					SPDR S&P Homebuilders ETF
	Six Months						For the		Six Months			For the		Six Months
	Ended						Period		Ended			Period		Ended
	12/31/13		Year Ended		Year Ended		1/26/11*-		12/31/13		Year Ended	9/28/11*-		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13		6/30/12		6/30/11		(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$63.36		$57.30		$55.10		$50.37		$80.96		$62.01	$50.00		$29.45		$21.36	$18.05	$14.32	$11.77	$16.53

Income (loss) from investment operations:
Net investment income (loss) (1)	0.08		0.23		0.10		0.03		0.12		0.54	0.19		0.05		0.16	0.24	0.13	0.13	0.24
Net realized and unrealized gain (loss) (2)	13.05		6.93		2.35		4.72		9.82		21.02	11.99		3.82		8.08	3.29	3.93	2.55	(4.72)

Total from investment operations	13.13		7.16		2.45		4.75		9.94		21.56	12.18		3.87		8.24	3.53	4.06	2.68	(4.48)

Net equalization credits and charges (1)	0.00	(3)	(0.00	)(3)	(0.00	)(3)	0.00	(3)	0.01		0.05	0.00	(3)	(0.00	)(3)	0.01	0.01	0.01	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.10)		(0.22)		(0.09)		(0.02)		(0.34)		(0.63)	(0.17)		(0.05)		(0.16)	(0.23)	(0.34)	(0.12)	(0.29)
Net realized gains	—		(0.88)		(0.16)		—		—		(2.03)	—		—		—	—	—	—	—

Total distributions	(0.10)		(1.10)		(0.25)		(0.02)		(0.34)		(2.66)	(0.17)		(0.05)		(0.16)	(0.23)	(0.34)	(0.12)	(0.29)

Net asset value, end of period	$76.39		$63.36		$57.30		$55.10		$90.57		$80.96	$62.01		$33.27		$29.45	$21.36	$18.05	$14.32	$11.77

Total return (4)	20.72%		12.70%		4.51%		9.43%		12.31%		35.66%	24.35%		13.15%		38.64%	19.85%	28.59%	22.61%	(27.30)%
Net assets, end of period (in 000’s)	$26,735		$19,009		$22,919		$19,284		$63,399		$44,526	$9,301		$2,021,436		$2,475,307	$1,321,402	$774,381	$700,790	$556,111
Ratio of expenses to average net assets	0.35	%(5)	0.35%		0.35%		0.35	%(5)	0.35	%(5)	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.37%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.23	%(5)	0.39%		0.20%		0.12	%(5)	0.27	%(5)	0.75%	0.42	%(5)	0.35	%(5)	0.59%	1.30%	0.78%	0.84%	1.84%
Portfolio turnover rate (6)	21%		34%		42%		21%		16%		48%	25%		17%		36%	46%	38%	48%	82%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF							SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13		6/30/12	6/30/11	6/30/10		6/30/09

Net asset value, beginning of period	$33.20		$41.49	$69.40	$45.67	$37.07	$94.16	$39.15		$30.74		$41.48	$25.04	$21.76		$50.90

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.61	0.55	0.40	0.38	0.55	0.15		0.28		0.14	0.28	0.16		0.18
Net realized and unrealized gain (loss) (2)	8.90		(8.29)	(27.86)	23.76	8.59	(57.11)	4.54		8.41		(10.73)	16.44	3.27		(29.14)

Total from investment operations	9.18		(7.68)	(27.31)	24.16	8.97	(56.56)	4.69		8.69		(10.59)	16.72	3.43		(28.96)

Net equalization credits and charges (1)	(0.02)		0.01	(0.03)	(0.01)	(0.02)	0.04	(0.00	)(3)	(0.00	)(3)	0.00 (3)	0.02	(0.00	)(3)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(0.29)		(0.62)	(0.57)	(0.42)	(0.35)	(0.57)	(0.15)		(0.28)		(0.15)	(0.30)	(0.15)		(0.18)

Total distributions	(0.29)		(0.62)	(0.57)	(0.42)	(0.35)	(0.57)	(0.15)		(0.28)		(0.15)	(0.30)	(0.15)		(0.18)

Net asset value, end of period	$42.07		$33.20	$41.49	$69.40	$45.67	$37.07	$43.69		$39.15		$30.74	$41.48	$25.04		$21.76

Total return (4)	27.64%		(18.75)%	(39.46)%	52.93%	24.08%	(59.95)%	12.00%		28.34%		(25.56)%	67.00%	15.71%		(56.87)%
Net assets, end of period (in 000’s)	$595,297		$610,940	$769,680	$1,131,189	$698,812	$602,423	$312,381		$260,329		$248,972	$489,450	$249,145		$199,101
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.36%	0.35%	0.35%	0.35	%(5)	0.35%		0.35%	0.37%	0.35%		0.35%
Ratio of net investment income (loss) to average net assets	1.46	%(5)	1.45%	1.06%	0.63%	0.78%	1.43%	0.70	%(5)	0.77%		0.39%	0.77%	0.56%		0.75%
Portfolio turnover rate (6)	14%		36%	32%	68%	43%	68%	12%		31%		30%	96%	39%		42%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF							SPDR S&P Pharmaceuticals ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11		6/30/10	6/30/09

Net asset value, beginning of period	$58.23		$50.40	$58.77	$39.02	$31.67	$70.10	$70.40		$59.34	$50.89	$38.66		$30.00	$31.08

Income (loss) from investment operations:
Net investment income (loss) (1)	0.28		0.79	0.44	0.48	0.24	0.29	0.27		1.17	0.45	0.44		0.38	0.45
Net realized and unrealized gain (loss) (2)	10.22		7.79	(8.37)	19.76	7.38	(38.46)	18.82		11.02	8.53	12.40		8.56	(1.07)

Total from investment operations	10.50		8.58	(7.93)	20.24	7.62	(38.17)	19.09		12.19	8.98	12.84		8.94	(0.62)

Net equalization credits and charges (1)	0.01		0.05	0.01	(0.01)	(0.04)	0.02	0.02		(0.01)	0.03	(0.00	)(3)	0.04	0.03

Distributions to shareholders from:
Net investment income	(0.20)		(0.80)	(0.45)	(0.48)	(0.23)	(0.28)	(0.27)		(1.12)	(0.48)	(0.41)		(0.32)	(0.44)
Net realized gains	—		—	—	—	—	—	(1.28)		—	(0.08)	(0.20)		—	(0.05)

Total distributions	(0.20)		(0.80)	(0.45)	(0.48)	(0.23)	(0.28)	(1.55)		(1.12)	(0.56)	(0.61)		(0.32)	(0.49)

Net asset value, end of period	$68.54		$58.23	$50.40	$58.77	$39.02	$31.67	$87.96		$70.40	$59.34	$50.89		$38.66	$30.00

Total return (4)	18.05%		17.18%	(13.49)%	51.84%	23.92%	(54.44)%	27.15%		20.81%	17.86%	33.35%		30.00%	(1.89)%
Net assets, end of period (in 000’s)	$884,113		$858,947	$866,842	$593,571	$536,504	$280,282	$708,084		$471,716	$471,793	$244,298		$143,064	$40,499
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35%	0.36%	0.35%	0.35%	0.35	%(5)	0.35%	0.35%	0.36%		0.36%	0.36%
Ratio of net investment income (loss) to average net assets	0.85	%(5)	1.42%	0.82%	0.92%	0.60%	0.82%	0.68	%(5)	1.92%	0.86%	0.96%		1.00%	1.59%
Portfolio turnover rate (6)	23%		40%	42%	87%	33%	45%	34%		44%	31%	50%		47%	80%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF									SPDR S&P Semiconductor ETF
	Six Months									Six Months
	Ended									Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10		6/30/09		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$76.56		$59.03	$53.48	$35.65	$27.70		$29.26		$53.36		$44.65	$56.02	$41.86	$33.86	$41.62

Income (loss) from investment operations:
Net investment income (loss) (1)	0.21		1.02	0.60	0.46	0.36		0.40		0.20		0.37	0.43	0.21	0.38	0.35
Net realized and unrealized gain (loss) (2)	11.51		17.60	5.50	17.69	8.30		(1.70)		7.78		8.72	(11.41)	14.30	8.01	(7.84)

Total from investment operations	11.72		18.62	6.10	18.15	8.66		(1.30)		7.98		9.09	(10.98)	14.51	8.39	(7.49)

Net equalization credits and charges (1)	0.04		(0.03)	0.03	0.14	(0.16)		(0.01)		0.01		(0.03)	(0.02)	(0.02)	(0.02)	0.02

Distributions to shareholders from:
Net investment income	(0.25)		(1.06)	(0.58)	(0.46)	(0.55)		(0.43)		(0.18)		(0.35)	(0.37)	(0.33)	(0.37)	(0.29)

Total distributions	(0.25)		(1.06)	(0.58)	(0.46)	(0.55)		(0.43)		(0.18)		(0.35)	(0.37)	(0.33)	(0.37)	(0.29)

Voluntary contribution from Adviser	—		—	—	—	0.00	(3)	0.18		—		—	—	—	—	—

Net asset value, end of period	$88.07		$76.56	$59.03	$53.48	$35.65		$27.70		$61.17		$53.36	$44.65	$56.02	$41.86	$33.86

Total return (4)	15.37%		31.78%	11.56%	51.46%	30.67	%(5)	(3.61	)%(5)	14.98%		20.40%	(19.65)%	34.66%	24.66%	(17.88)%
Net assets, end of period (in 000’s)	$1,149,332		$1,175,195	$720,212	$548,165	$689,757		$1,018,007		$97,874		$50,695	$37,952	$114,841	$104,662	$103,282
Ratio of expenses to average net assets	0.35	%(6)	0.35%	0.35%	0.36%	0.35%		0.35%		0.35	%(6)	0.35%	0.35%	0.37%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets	0.51	%(6)	1.53%	1.10%	1.01%	0.99%		1.61%		0.68	%(6)	0.77%	0.89%	0.40%	0.87%	1.12%
Portfolio turnover rate (7)	23%		29%	39%	69%	26%		69%		17%		38%	36%	88%	19%	41%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/10, the total return would have decreased by less than 0.005%. If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09, the total return would have been (3.62)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF					SPDR S&P Telecom ETF						SPDR S&P Transportation ETF
	Six Months			For the		Six Months				For the		Six Months				For the
	Ended			Period		Ended				Period		Ended				Period
	12/31/13		Year Ended	9/28/11*-		12/31/13		Year Ended	Year Ended	1/26/11*-		12/31/13		Year Ended	Year Ended	1/26/11*-
	(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$72.90		$61.48	$50.00		$48.70		$41.14	$51.59	$51.00		$66.30		$49.56	$53.08	$50.88

Income (loss) from investment operations:
Net investment income (loss) (1)	0.24		0.77	0.16		0.27		1.08	0.44	0.15		0.22		0.41	0.23	0.09
Net realized and unrealized gain (loss) (2)	19.13		12.94	11.47		6.89		7.86	(10.42)	0.45		15.09		16.79	(3.51)	2.18

Total from investment operations	19.37		13.71	11.63		7.16		8.94	(9.98)	0.60		15.31		17.20	(3.28)	2.27

Net equalization credits and charges (1)	0.04		(0.07)	(0.01)		0.13		(0.16)	(0.07)	0.13		(0.00	)(3)	0.02	(0.01)	0.03

Distributions to shareholders from:
Net investment income	(0.25)		(0.75)	(0.14)		(0.25)		(1.22)	(0.40)	(0.14)		(0.21)		(0.48)	(0.23)	(0.08)
Net realized gains	(1.57)		(1.47)	—		—		—	—	—		—		—	—	—

Return of capital	—		—	—		—		—	—	—		—		—	—	(0.02)

Total distributions	(1.82)		(2.22)	(0.14)		(0.25)		(1.22)	(0.40)	(0.14)		(0.21)		(0.48)	(0.23)	(0.10)

Net asset value, end of period	$90.49		$72.90	$61.48		$55.74		$48.70	$41.14	$51.59		$81.40		$66.30	$49.56	$53.08

Total return (4)	26.64%		22.66%	23.25%		14.98%		21.47%	(19.47)%	1.43%		23.10%		34.87%	(6.14)%	4.52%
Net assets, end of period (in 000’s)	$31,672		$14,580	$18,445		$13,935		$7,305	$4,114	$10,318		$73,261		$46,411	$12,391	$15,923
Ratio of expenses to average net assets	0.35	%(5)	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.35	%(5)	0.35	%(5)	0.35%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	0.57	%(5)	1.18%	0.35	%(5)	1.03	%(5)	2.38%	1.01%	0.67	%(5)	0.61	%(5)	0.68%	0.50%	0.41	%(5)
Portfolio turnover rate (6)	21%		37%	32%		28%		42%	50%	64%		16%		36%	25%	19%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF				SPDR S&P 1500 Momentum Tilt ETF				SPDR Russell 1000 Low Volatility ETF				SPDR Russell 2000 Low Volatility ETF				SPDR Wells Fargo Preferred Stock ETF
	Six Months		For the		Six Months		For the		Six Months		For the		Six Months		For the		Six Months					For the
	Ended		Period		Ended		Period		Ended		Period		Ended		Period		Ended					Period
	12/31/13		10/24/12*-		12/31/13		10/24/12*-		12/31/13		2/20/13*-		12/31/13		2/20/13*-		12/31/13		Year Ended	Year Ended	Year Ended	9/16/09*-
	(Unaudited)		6/30/13		(Unaudited)		6/30/13		(Unaudited)		6/30/13		(Unaudited)		6/30/13		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$70.33		$60.00		$67.80		$60.00		$62.81		$60.00		$62.28		$60.00		$43.57		$45.21	$45.62	$42.15	$40.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.71		0.95		0.53		0.79		0.85		0.55		1.10		0.72		1.28		2.86	3.09	2.98	2.41
Net realized and unrealized gain (loss) (2)	10.45		10.31		11.41		7.75		6.25		2.67		9.43		2.07		(3.33)		(1.72)	(0.84)	3.32	0.95

Total from investment operations	11.16		11.26		11.94		8.54		7.10		3.22		10.53		2.79		(2.05)		1.14	2.25	6.30	3.36

Net equalization credits and charges (1)	—		—		—		0.06		—		0.11		(0.00	)(3)	0.06		(0.11)		0.06	0.18	0.22	0.63

Distributions to shareholders from:
Net investment income	(0.73)		(0.93)		(0.88)		(0.80)		(0.80)		(0.52)		(1.36)		(0.57)		(1.84)		(2.84)	(2.84)	(3.05)	(1.84)
Net realized gains	(1.38)		—		—		—		(0.73)		—		(0.69)		—		—		—	—	—	—

Total distributions	(2.11)		(0.93)		(0.88)		(0.80)		(1.53)		(0.52)		(2.05)		(0.57)		(1.84)		(2.84)	(2.84)	(3.05)	(1.84)

Net asset value, end of period	$79.38		$70.33		$78.86		$67.80		$68.38		$62.81		$70.76		$62.28		$39.57		$43.57	$45.21	$45.62	$42.15

Total return (4)	15.92%		18.85%		17.64%		14.39%		11.37%		5.55%		16.96%		4.74%		(4.98)%		2.70%	5.70%	15.64%	10.04%
Net assets, end of period (in 000’s)	$7,938		$7,033		$11,828		$10,170		$10,257		$9,422		$7,076		$9,342		$219,593		$361,658	$253,174	$118,609	$65,340
Ratio of expenses to average net assets	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.35	%(5)	0.20	%(5)	0.20	%(5)	0.25	%(5)	0.25	%(5)	0.45	%(5)	0.45%	0.45%	0.46%	0.45	%(5)
Ratio of net investment income (loss) to average net assets	1.88	%(5)	2.12	%(5)	1.44	%(5)	1.78	%(5)	2.56	%(5)	2.46	%(5)	3.24	%(5)	3.24	%(5)	6.12	%(5)	6.27%	6.99%	6.57%	7.25	%(5)
Portfolio turnover rate (6)	1%		12%		33%		36%		28%		31%		18%		29%		11%		67%	69%	26%	22%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2013, the Trust offered sixty-nine (69) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty-nine (39) Funds: SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR Russell Small Cap Completeness ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Mortgage Finance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR Russell 1000 Low Volatility ETF, SPDR Russell 2000 Low Volatility ETF and SPDR Wells Fargo Preferred Stock ETF. Each Fund operates as a non-diversified investment company. The other thirty (30) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2013:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
SPDR Series Trust	Prices	Inputs		Inputs	Total

SPDR Russell 3000 ETF	$582,895,292	$—	*	$—	$582,895,292
SPDR Russell 1000 ETF	47,507,456	—		—	47,507,456
SPDR Russell 2000 ETF	79,090,027	—	*	—	79,090,027
SPDR S&P 500 Growth ETF	330,039,712	—		—	330,039,712
SPDR S&P 500 Value ETF	181,024,625	—		—	181,024,625

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
SPDR Series Trust	Prices	Inputs		Inputs	Total

SPDR Russell Small Cap Completeness ETF	$91,975,775	$1,075		$—	$91,976,850
SPDR S&P 400 Mid Cap Growth ETF	152,861,624	—		—	152,861,624
SPDR S&P 400 Mid Cap Value ETF	87,430,765	—		—	87,430,765
SPDR S&P 600 Small Cap ETF	461,038,939	—		—	461,038,939
SPDR S&P 600 Small Cap Growth ETF	380,263,042	—		—	380,263,042
SPDR S&P 600 Small Cap Value ETF	274,078,232	—		—	274,078,232
SPDR Global Dow ETF	105,283,437	—		—	105,283,437
SPDR Dow Jones REIT ETF	2,143,263,475	—		—	2,143,263,475
SPDR S&P Bank ETF	2,708,309,909	—		—	2,708,309,909
SPDR S&P Capital Markets ETF	135,855,963	—		—	135,855,963
SPDR S&P Insurance ETF	489,391,342	—		—	489,391,342
SPDR S&P Mortgage Finance ETF	10,205,378	—		—	10,205,378
SPDR S&P Regional Banking ETF	3,026,583,398	—		—	3,026,583,398
SPDR Morgan Stanley Technology ETF	226,162,361	—		—	226,162,361
SPDR S&P Dividend ETF	12,996,088,794	—		—	12,996,088,794
SPDR S&P Aerospace & Defense ETF	40,188,099	—		—	40,188,099
SPDR S&P Biotech ETF	1,250,891,819	—		—	1,250,891,819
SPDR S&P Health Care Equipment ETF	33,249,642	—		—	33,249,642
SPDR S&P Health Care Services ETF	81,485,639	—		—	81,485,639
SPDR S&P Homebuilders ETF	2,119,663,510	—		—	2,119,663,510
SPDR S&P Metals & Mining ETF	690,084,627	—		—	690,084,627
SPDR S&P Oil & Gas Equipment & Services ETF	336,410,763	—		—	336,410,763
SPDR S&P Oil & Gas Exploration & Production ETF	1,003,523,797	—	*	—	1,003,523,797
SPDR S&P Pharmaceuticals ETF	764,424,762	—		—	764,424,762
SPDR S&P Retail ETF	1,263,043,118	—		—	1,263,043,118
SPDR S&P Semiconductor ETF	105,217,494	—		—	105,217,494
SPDR S&P Software & Services ETF	40,576,753	—		—	40,576,753
SPDR S&P Telecom ETF	17,698,283	—		—	17,698,283
SPDR S&P Transportation ETF	91,650,606	—		—	91,650,606
SPDR S&P 1500 Value Tilt ETF	9,621,043	—		—	9,621,043
SPDR S&P 1500 Momentum Tilt ETF	13,974,290	—		—	13,974,290
SPDR Russell 1000 Low Volatility ETF	13,134,432	—		—	13,134,432
SPDR Russell 2000 Low Volatility ETF	9,073,763	—		—	9,073,763
SPDR Wells Fargo Preferred Stock ETF	252,317,420	—		—	252,317,420

*	Fund held Level 2 securities that were valued at $0 at December 31, 2013.

There were no transfers between levels for the period ended December 31, 2013.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, REITs and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Russell 3000 ETF	$4,854,693
SPDR Russell 1000 ETF	—
SPDR Russell 2000 ETF	—
SPDR S&P 500 Growth ETF	3,055,088
SPDR S&P 500 Value ETF	6,571,634
SPDR Russell Small Cap Completeness ETF	5,137,667
SPDR S&P 400 Mid Cap Growth ETF	13,222,179
SPDR S&P 400 Mid Cap Value ETF	1,714,336
SPDR S&P 600 Small Cap ETF	11,875,262
SPDR S&P 600 Small Cap Growth ETF	3,022,691
SPDR S&P 600 Small Cap Value ETF	3,362,103
SPDR Global Dow ETF	—
SPDR Dow Jones REIT ETF	32,258,066
SPDR S&P Bank ETF	113,259,187
SPDR S&P Capital Markets ETF	1,401,282
SPDR S&P Insurance ETF	21,101,001
SPDR S&P Mortgage Finance ETF	—
SPDR S&P Regional Banking ETF	234,009,416
SPDR Morgan Stanley Technology ETF	3,465,627
SPDR S&P Dividend ETF	318,186,216
SPDR S&P Aerospace & Defense ETF	—
SPDR S&P Biotech ETF	181,313,641

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR S&P Health Care Equipment ETF	$—
SPDR S&P Health Care Services ETF	—
SPDR S&P Homebuilders ETF	247,651,927
SPDR S&P Metals & Mining ETF	25,966,118
SPDR S&P Oil & Gas Equipment & Services ETF	2,719,564
SPDR S&P Oil & Gas Exploration & Production ETF	117,413,652
SPDR S&P Pharmaceuticals ETF	30,887,659
SPDR S&P Retail ETF	167,380,532
SPDR S&P Semiconductor ETF	10,564,394
SPDR S&P Software & Services ETF	1,451,904
SPDR S&P Telecom ETF	537,587
SPDR S&P Transportation ETF	3,380,096
SPDR S&P 1500 Value Tilt ETF	—
SPDR S&P 1500 Momentum Tilt ETF	—
SPDR Russell 1000 Low Volatility ETF	—
SPDR Russell 2000 Low Volatility ETF	799,958
SPDR Wells Fargo Preferred Stock ETF	(5,189,005)

At December 31, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

								Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Russell 3000 ETF	$4,137,267	$—	$—	$1,378,715	$4,870,723	$1,146,926	$—	$—	$—
SPDR Russell 1000 ETF	—	—	—	131,432	526,163	227,965	—	—	294,458
SPDR S&P 500 Growth ETF	3,652,975	—	—	6,452,641	26,035,843	4,526,393	—	—	6,003,901
SPDR S&P 500 Value ETF	—	—	—	—	13,264,635	—	—	—	—
SPDR Russell Small Cap Completeness ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—	—	1,189,015	3,258,647	—	—	—	956,837
SPDR S&P 400 Mid Cap Value ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—	—	2,152,440	4,620,622	597,565	—	—	12,857,077
SPDR S&P 600 Small Cap Value ETF	—	—	—	—	—	—	—	—	—
SPDR Global Dow ETF	—	282,717	—	12,535,918	9,895,403	1,919,341	—	—	8,723,646
SPDR Dow Jones REIT ETF	—	—	—	1,122,565	192,486,170	41,263,965	—	—	89,723,031
SPDR S&P Bank ETF	—	—	435,385	118,852,502	300,189,040	58,102,723	—	156,651,708	194,199,115
SPDR S&P Capital Markets ETF	—	—	9,042,847	23,772,407	28,551,883	3,599,019	—	2,360,022	20,492,263
SPDR S&P Insurance ETF	—	—	514,950	1,401,569	15,750,318	2,228,942	—	9,226,697	15,634,815
SPDR S&P Mortgage Finance ETF	—	—	—	—	—	4,121	—	527,740	249,372
SPDR S&P Regional Banking ETF	—	—	—	24,075,194	150,464,974	69,415,296	—	15,942,845	133,257,439
SPDR Morgan Stanley Technology ETF	3,784,746	2,360,832	745,443	2,659,957	20,984,667	—	—	—	3,732,916
SPDR S&P Dividend ETF	—	—	—	—	—	—	—	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

								Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR S&P Aerospace & Defense ETF	$—	$—	$—	$—	$—	$—	$—	$—	$—
SPDR S&P Biotech ETF	—	2,145,212	733,614	24,363,945	73,086,286	31,726,818	—	40,474,058	65,284,410
SPDR S&P Health Care Equipment ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Health Care Services ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Homebuilders ETF	—	4,745,039	8,203,751	24,813,335	116,404,014	6,579,404	—	82,031,559	53,940,374
SPDR S&P Metals & Mining ETF	—	104,652	—	49,841,508	215,129,022	37,272,818	—	145,972,858	211,956,930
SPDR S&P Oil & Gas Equipment & Services ETF	—	—	—	1,830,538	54,465,863	10,490,714	—	16,428,013	15,470,758
SPDR S&P Oil & Gas Exploration & Production ETF	—	—	—	11,779,459	112,377,725	24,606,261	—	106,918,018	69,290,395
SPDR S&P Pharmaceuticals ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Retail ETF	—	—	1,022,978	250,690	32,271,270	5,453,137	—	53,354,784	15,839,672
SPDR S&P Semiconductor ETF	—	1,832,423	—	12,113,199	5,691,659	1,965,596	—	13,397,381	5,714,811
SPDR S&P Software & Services ETF	—	—	—	—	—	—	—	—	—
SPDR S&P Telecom ETF	—	—	—	—	—	—	—	872,390	566,204
SPDR S&P Transportation ETF	—	—	—	—	—	—	—	473,792	176,227
SPDR S&P 1500 Value Tilt ETF	—	—	—	—	—	—	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—	—	—	—	—	119,655	—
SPDR Russell 1000 Low Volatility ETF	—	—	—	—	—	—	—	—	—
SPDR Russell 2000 Low Volatility ETF	—	—	—	—	—	—	—	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—	—	—	18,976	173,528	—	5,554,652	1,960,578

During the tax year ended June 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Russell 3000 ETF	$859,390	$—
SPDR Russell 1000 ETF	—	—
SPDR S&P 500 Growth ETF	3,357,674	309,686
SPDR S&P 500 Value ETF	99,084	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	969,502	—
SPDR S&P 400 Mid Cap Value ETF	1,571,332	—
SPDR S&P 600 Small Cap ETF	510,725	—
SPDR S&P 600 Small Cap Growth ETF	1,052,241	—
SPDR S&P 600 Small Cap Value ETF	5,796,445	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	286,322	—
SPDR S&P Regional Banking ETF	—	—
SPDR Morgan Stanley Technology ETF	7,681,440	8,746,932

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Amount Utilized	Amount Expired

SPDR S&P Dividend ETF	$32,190,157	$—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	129,605	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Russell 3000 ETF	$—	$—
SPDR Russell 1000 ETF	—	—
SPDR S&P 500 Growth ETF	—	—
SPDR S&P 500 Value ETF	—	—
SPDR Russell Small Cap Completeness ETF	—	—
SPDR S&P 400 Mid Cap Growth ETF	—	—
SPDR S&P 400 Mid Cap Value ETF	—	—
SPDR S&P 600 Small Cap ETF	—	—
SPDR S&P 600 Small Cap Growth ETF	—	—
SPDR S&P 600 Small Cap Value ETF	—	—
SPDR Global Dow ETF	—	—
SPDR Dow Jones REIT ETF	—	—
SPDR S&P Bank ETF	—	—
SPDR S&P Capital Markets ETF	—	—
SPDR S&P Insurance ETF	—	—
SPDR S&P Mortgage Finance ETF	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR S&P Regional Banking ETF	$—	$—
SPDR Morgan Stanley Technology ETF	—	—
SPDR S&P Dividend ETF	—	—
SPDR S&P Aerospace & Defense ETF	—	—
SPDR S&P Biotech ETF	—	—
SPDR S&P Health Care Equipment ETF	—	—
SPDR S&P Health Care Services ETF	—	—
SPDR S&P Homebuilders ETF	—	—
SPDR S&P Metals & Mining ETF	—	—
SPDR S&P Oil & Gas Equipment & Services ETF	—	—
SPDR S&P Oil & Gas Exploration & Production ETF	—	—
SPDR S&P Pharmaceuticals ETF	—	—
SPDR S&P Retail ETF	—	—
SPDR S&P Semiconductor ETF	—	—
SPDR S&P Software & Services ETF	—	—
SPDR S&P Telecom ETF	—	—
SPDR S&P Transportation ETF	—	—
SPDR S&P 1500 Value Tilt ETF	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—
SPDR Russell 1000 Low Volatility ETF	—	—
SPDR Russell 2000 Low Volatility ETF	—	—
SPDR Wells Fargo Preferred Stock ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Russell 3000 ETF	0.10	*%
SPDR Russell 1000 ETF	0.10	*
SPDR Russell 2000 ETF	0.12
SPDR S&P 500 Growth ETF	0.20
SPDR S&P 500 Value ETF	0.20
SPDR Russell Small Cap Completeness ETF	0.10	**

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Annual Rate

SPDR S&P 400 Mid Cap Growth ETF	0.25%
SPDR S&P 400 Mid Cap Value ETF	0.25
SPDR S&P 600 Small Cap ETF	0.20
SPDR S&P 600 Small Cap Growth ETF	0.25
SPDR S&P 600 Small Cap Value ETF	0.25
SPDR Global Dow ETF	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Mortgage Finance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.50
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.35
SPDR S&P 1500 Momentum Tilt ETF	0.35
SPDR Russell 1000 Low Volatility ETF	0.20
SPDR Russell 2000 Low Volatility ETF	0.25
SPDR Wells Fargo Preferred Stock ETF	0.45

*	As of July 9, 2013, the advisory fee rate for the SPDR Russell 3000 ETF and SPDR Russell 1000 ETF was decreased from 0.20% to 0.10%.
**	As of July 9, 2013, the advisory fee rate for the SPDR Russell Small Cap Completeness ETF was decreased from 0.25% to 0.10%.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser. See also Note 4.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended December 31, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Russell 3000 ETF	$7,347
SPDR Russell 1000 ETF	662
SPDR Russell 2000 ETF	1,751
SPDR S&P 500 Growth ETF	725
SPDR S&P 500 Value ETF	973
SPDR Russell Small Cap Completeness ETF	5,265
SPDR S&P 400 Mid Cap Growth ETF	3,863
SPDR S&P 400 Mid Cap Value ETF	2,636
SPDR S&P 600 Small Cap ETF	18,237
SPDR S&P 600 Small Cap Growth ETF	20,012
SPDR S&P 600 Small Cap Value ETF	5,384
SPDR Global Dow ETF	1,089
SPDR Dow Jones REIT ETF	15,426
SPDR S&P Bank ETF	29,080
SPDR S&P Capital Markets ETF	3,179
SPDR S&P Insurance ETF	1,117
SPDR S&P Mortgage Finance ETF	590
SPDR S&P Regional Banking ETF	32,535
SPDR Morgan Stanley Technology ETF	3,499
SPDR S&P Dividend ETF	96,312
SPDR S&P Aerospace & Defense ETF	825
SPDR S&P Biotech ETF	506,140
SPDR S&P Health Care Equipment ETF	403
SPDR S&P Health Care Services ETF	2,999
SPDR S&P Homebuilders ETF	26,413
SPDR S&P Metals & Mining ETF	200,686
SPDR S&P Oil & Gas Equipment & Services ETF	45,078
SPDR S&P Oil & Gas Exploration & Production ETF	108,551
SPDR S&P Pharmaceuticals ETF	82,681
SPDR S&P Retail ETF	51,843
SPDR S&P Semiconductor ETF	5,985
SPDR S&P Software & Services ETF	2,668

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Securities Lending
Agent Fees

SPDR S&P Telecom ETF	$234
SPDR S&P Transportation ETF	2,065
SPDR S&P 1500 Value Tilt ETF	188
SPDR S&P 1500 Momentum Tilt ETF	267
SPDR Russell 1000 Low Volatility ETF	328
SPDR Russell 2000 Low Volatility ETF	325
SPDR Wells Fargo Preferred Stock ETF	53,913

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund, with the exception of SPDR Russell 3000 ETF, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2014 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	14,278	$931,068	$20,587	300	$129,260	1,908	12,670	$929,851	$6,588	$9,954
SPDR Russell 1000 ETF	1,044	68,079	—	—	—	—	1,044	76,619	543	—
SPDR S&P 500 Growth ETF	—	—	639,467	8,936	—	—	8,936	655,813	2,323	—
SPDR S&P 500 Value ETF	10,182	663,968	91,145	1,306	494,635	7,008	4,480	328,787	3,620	120,470
SPDR S&P Capital Markets ETF	29,978	1,954,865	1,351,816	19,025	243,618	3,547	45,456	3,336,016	19,655	43,245
SPDR S&P 1500 Value Tilt ETF	142	9,260	—	—	—	—	142	10,421	74	—
SPDR S&P 1500 Momentum Tilt ETF	452	29,475	5,127	74	2,233	32	494	36,255	265	16

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

SPDR Russell 1000 Low Volatility ETF	1,987	$129,572	$—	—	$2,361	33	1,954	$143,404	$1,025	$256
SPDR Wells Fargo Preferred Stock ETF	106,748	2,668,700	141,958	6,743	881,654	40,442	73,049	1,512,114	51,936	(116,210)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at December 31, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

Diebold, Inc.	4,534,046	$152,752,010	$32,057,758	1,066,174	$27,382,334	829,262	4,770,958	$157,489,324	$2,648,031	$2,602,129
National Retail Properties, Inc.	5,378,783	185,030,135	149,474,819	4,181,410	29,319,351	902,844	8,657,349	262,577,395	6,997,502	655,597

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

Select Comfort Corp.	3,373,623	$84,542,992	$48,401,728	2,138,341	$60,676,524	2,599,532	2,912,432	$61,423,191	$—	$5,442,426
Taylor Morrison Home Corp. (Class A)	—	—	80,193,883	3,510,410	32,188,260	1,481,692	2,028,718	45,544,719	—	(1,409,021)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Metals & Mining ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

Allied Nevada Gold Corp.	2,674,876	$17,333,197	$30,001,250	7,384,227	$20,368,803	4,735,315	5,323,788	$18,899,447	$—	$(976,197)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/13	6/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

Repros Therapeutics, Inc.	—	$—	$29,860,853	1,395,432	$1,078,999	60,269	1,335,163	$24,433,483	$—	$(290,651)

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$2,603,070	$9,384,615	9,384,615	$11,209,991	11,209,991	$777,694	$726	$—
SPDR Russell 1000 ETF	222,100	906,892	906,892	1,074,547	1,074,547	54,445	34	—
SPDR Russell 2000 ETF	—	658,909	658,909	518,893	518,893	140,016	25	—
SPDR S&P 500 Growth ETF	1,131,433	5,024,897	5,024,897	5,735,999	5,735,999	420,331	231	—
SPDR S&P 500 Value ETF	1,088,103	2,896,108	2,896,108	3,547,916	3,547,916	436,295	170	—
SPDR Russell Small Cap Completeness ETF	467,842	10,506,958	10,506,958	10,688,617	10,688,617	286,183	149	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR S&P 400 Mid Cap Growth ETF	$378,499	$2,102,075	2,102,075	$2,307,091	2,307,091	$173,483	$29	$—
SPDR S&P 400 Mid Cap Value ETF	249,409	3,171,833	3,171,833	3,103,744	3,103,744	317,498	59	—
SPDR S&P 600 Small Cap ETF	195,295	22,793,050	22,793,050	22,409,887	22,409,887	578,458	332	—
SPDR S&P 600 Small Cap Growth ETF	100	11,153,890	11,153,890	10,047,608	10,047,608	1,106,382	185	—
SPDR S&P 600 Small Cap Value ETF	453,159	9,885,587	9,885,587	10,142,169	10,142,169	196,577	155	—
SPDR Global Dow ETF	964,151	1,298,363	1,298,363	2,239,198	2,239,198	23,316	28	—
SPDR Dow Jones REIT ETF	22,835,328	64,893,286	64,893,286	84,056,669	84,056,669	3,671,945	1,661	—
SPDR S&P Bank ETF	11,665,399	27,856,300	27,856,300	37,628,804	37,628,804	1,892,895	2,004	—
SPDR S&P Capital Markets ETF	644,496	1,733,019	1,733,019	2,231,896	2,231,896	145,619	88	—
SPDR S&P Insurance ETF	1,844,686	4,871,986	4,871,986	6,547,203	6,547,203	169,469	211	—
SPDR S&P Mortgage Finance ETF	45,983	96,059	96,059	128,054	128,054	13,988	9	—
SPDR S&P Regional Banking ETF	7,515,236	31,621,469	31,621,469	38,628,893	38,628,893	507,812	1,633	—
SPDR Morgan Stanley Technology ETF	949,107	8,039,629	8,039,629	8,909,190	8,909,190	79,546	206	—
SPDR S&P Dividend ETF	79,244,748	431,300,806	431,300,806	497,255,692	497,255,692	13,289,862	13,525	—
SPDR S&P Aerospace & Defense ETF	80,353	688,031	688,031	680,857	680,857	87,527	19	—
SPDR S&P Biotech ETF	1,956,990	12,874,450	12,874,450	14,285,799	14,285,799	545,641	468	—
SPDR S&P Health Care Equipment ETF	39,799	89,619	89,619	122,039	122,039	7,379	13	—
SPDR S&P Health Care Services ETF	83,101	348,301	348,301	329,671	329,671	101,731	31	—
SPDR S&P Homebuilders ETF	3,062,682	12,196,165	12,196,165	12,918,046	12,918,046	2,340,801	836	—
SPDR S&P Metals & Mining ETF	3,512,903	17,252,916	17,252,916	20,269,009	20,269,009	496,810	372	—
SPDR S&P Oil & Gas Equipment & Services ETF	1,483,008	7,493,480	7,493,480	8,376,103	8,376,103	600,385	402	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,562,930	7,175,375	7,175,375	10,044,882	10,044,882	693,423	786	—
SPDR S&P Pharmaceuticals ETF	1,735,908	14,065,884	14,065,884	15,773,400	15,773,400	28,392	293	—
SPDR S&P Retail ETF	3,412,951	17,052,402	17,052,402	18,686,678	18,686,678	1,778,675	719	—
SPDR S&P Semiconductor ETF	140,826	366,149	366,149	484,172	484,172	22,803	29	—
SPDR S&P Software & Services ETF	100	815,670	815,670	812,847	812,847	2,923	14	—
SPDR S&P Telecom ETF	27,803	145,053	145,053	152,838	152,838	20,018	7	—
SPDR S&P Transportation ETF	103,307	210,187	210,187	271,866	271,866	41,628	27	—
SPDR S&P 1500 Value Tilt ETF	52,386	286,214	286,214	318,606	318,606	19,994	13	—
SPDR S&P 1500 Momentum Tilt ETF	86,125	221,509	221,509	289,751	289,751	17,883	17	—
SPDR Russell 1000 Low Volatility ETF	78,016	307,512	307,512	350,465	350,465	35,063	15	—
SPDR Russell 2000 Low Volatility ETF	78,900	414,132	414,132	471,860	471,860	21,172	10	—
SPDR Wells Fargo Preferred Stock ETF	7,588,968	23,412,879	23,412,879	30,300,180	30,300,180	701,667	551	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$10,580,644	$37,553,313	37,553,313	$28,894,758	28,894,758	$19,239,199	$41,617	$—
SPDR Russell 1000 ETF	5,175,025	21,461,495	21,461,495	22,583,185	22,583,185	4,053,335	4,017	—
SPDR Russell 2000 ETF	—	25,248,696	25,248,696	8,187,843	8,187,843	17,060,853	10,339	—
SPDR S&P 500 Growth ETF	2,324,928	44,990,260	44,990,260	41,668,121	41,668,121	5,647,067	4,134	—
SPDR S&P 500 Value ETF	2,696,198	38,917,288	38,917,288	36,521,143	36,521,143	5,092,343	5,486	—
SPDR Russell Small Cap Completeness ETF	6,728,512	21,477,061	21,477,061	18,478,134	18,478,134	9,727,439	30,015	—
SPDR S&P 400 Mid Cap Growth ETF	6,435,632	35,188,051	35,188,051	33,957,857	33,957,857	7,665,826	21,813	—
SPDR S&P 400 Mid Cap Value ETF	10,197,417	40,908,750	40,908,750	38,729,106	38,729,106	12,377,061	14,939	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR S&P 600 Small Cap ETF	$26,574,255	$65,535,661	65,535,661	$51,331,481	51,331,481	$40,778,435	$103,397	$—
SPDR S&P 600 Small Cap Growth ETF	22,313,086	68,575,666	68,575,666	58,840,295	58,840,295	32,048,457	113,357	—
SPDR S&P 600 Small Cap Value ETF	11,166,182	51,104,206	51,104,206	37,941,000	37,941,000	24,329,388	30,533	—
SPDR Global Dow ETF	1,706,450	7,996,221	7,996,221	7,912,886	7,912,886	1,789,785	6,172	—
SPDR Dow Jones REIT ETF	67,698,998	318,101,236	318,101,236	324,623,824	324,623,824	61,176,410	87,404	—
SPDR S&P Bank ETF	165,284,289	458,044,682	458,044,682	426,177,153	426,177,153	197,151,818	164,767	—
SPDR S&P Capital Markets ETF	7,314,888	40,335,681	40,335,681	34,434,927	34,434,927	13,215,642	18,003	—
SPDR S&P Insurance ETF	2,071,512	83,277,417	83,277,417	72,056,136	72,056,136	13,292,793	6,328	—
SPDR S&P Mortgage Finance ETF	2,077,981	8,411,854	8,411,854	8,648,709	8,648,709	1,841,126	3,333	—
SPDR S&P Regional Banking ETF	59,847,721	322,544,988	322,544,988	253,593,989	253,593,989	128,798,720	184,344	—
SPDR Morgan Stanley Technology ETF	13,214,988	86,453,068	86,453,068	89,115,502	89,115,502	10,552,554	19,826	—
SPDR S&P Dividend ETF	550,703,001	2,017,281,707	2,017,281,707	2,104,580,735	2,104,580,735	463,403,973	544,857	—
SPDR S&P Aerospace & Defense ETF	3,812,981	41,183,439	41,183,439	39,472,415	39,472,415	5,524,005	4,670	—
SPDR S&P Biotech ETF	174,154,898	422,756,048	422,756,048	350,063,703	350,063,703	246,847,243	2,868,040	—
SPDR S&P Health Care Equipment ETF	—	14,572,712	14,572,712	8,051,402	8,051,402	6,521,310	2,281	—
SPDR S&P Health Care Services ETF	9,543,935	56,035,102	56,035,102	47,483,729	47,483,729	18,095,308	16,976	—
SPDR S&P Homebuilders ETF	236,317,875	401,393,004	401,393,004	539,030,062	539,030,062	98,680,817	148,825	—
SPDR S&P Metals & Mining ETF	77,872,834	231,754,761	231,754,761	214,485,188	214,485,188	95,142,407	1,131,983	—
SPDR S&P Oil & Gas Equipment & Services ETF	18,553,452	103,129,607	103,129,607	97,709,361	97,709,361	23,973,698	255,429	—
SPDR S&P Oil & Gas Exploration & Production ETF	77,262,595	271,494,573	271,494,573	229,169,988	229,169,988	119,587,180	614,929	—
SPDR S&P Pharmaceuticals ETF	18,951,416	176,378,161	176,378,161	138,000,891	138,000,891	57,328,686	451,765	—
SPDR S&P Retail ETF	63,894,259	255,511,842	255,511,842	205,246,424	205,246,424	114,159,677	293,755	—
SPDR S&P Semiconductor ETF	4,582,893	34,317,405	34,317,405	31,550,010	31,550,010	7,350,288	33,402	—
SPDR S&P Software & Services ETF	4,024,820	16,320,682	16,320,682	11,438,669	11,438,669	8,906,833	15,143	—
SPDR S&P Telecom ETF	—	7,361,493	7,361,493	3,590,398	3,590,398	3,771,095	1,209	—
SPDR S&P Transportation ETF	—	32,775,291	32,775,291	14,334,348	14,334,348	18,440,943	11,701	—
SPDR S&P 1500 Value Tilt ETF	1,805,898	9,697,188	9,697,188	9,811,314	9,811,314	1,691,772	1,492	—
SPDR S&P 1500 Momentum Tilt ETF	2,440,311	11,540,683	11,540,683	11,824,744	11,824,744	2,156,250	1,995	—
SPDR Russell 1000 Low Volatility ETF	—	13,810,024	13,810,024	10,927,538	10,927,538	2,882,486	1,853	—
SPDR Russell 2000 Low Volatility ETF	—	8,672,653	8,672,653	6,661,713	6,661,713	2,010,940	1,922	—
SPDR Wells Fargo Preferred Stock ETF	61,069,139	114,019,200	114,019,200	141,996,523	141,996,523	33,091,816	305,594	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $250 to $4,500 are charged to Authorized Participants for transactions on a given day regardless of the number of Creation Units that are created or redeemed on the same day. An additional fee, including a variable fee, may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$432,562,880	$157,444,991	$7,112,579	$150,332,412
SPDR Russell 1000 ETF	35,118,577	12,978,115	589,236	12,388,879
SPDR Russell 2000 ETF	75,584,218	4,346,625	840,816	3,505,809
SPDR S&P 500 Growth ETF	231,964,395	98,300,925	225,608	98,075,317
SPDR S&P 500 Value ETF	158,891,423	24,747,794	2,614,592	22,133,202
SPDR Russell Small Cap Completeness ETF	73,178,721	20,605,769	1,807,640	18,798,129
SPDR S&P 400 Mid Cap Growth ETF	136,229,735	17,583,051	951,162	16,631,889
SPDR S&P 400 Mid Cap Value ETF	80,352,406	7,899,474	821,115	7,078,359
SPDR S&P 600 Small Cap ETF	364,147,099	103,020,588	6,128,748	96,891,840
SPDR S&P 600 Small Cap Growth ETF	302,217,975	79,768,011	1,722,944	78,045,067
SPDR S&P 600 Small Cap Value ETF	242,288,757	35,787,793	3,998,318	31,789,475
SPDR Global Dow ETF	94,016,160	19,716,547	8,449,270	11,267,277
SPDR Dow Jones REIT ETF	2,050,145,766	165,351,513	72,233,804	93,117,709
SPDR S&P Bank ETF	2,223,066,644	490,194,645	4,951,380	485,243,265
SPDR S&P Capital Markets ETF	118,579,455	17,818,005	541,497	17,276,508
SPDR S&P Insurance ETF	448,288,153	42,146,839	1,043,650	41,103,189
SPDR S&P Mortgage Finance ETF	7,982,987	2,230,161	7,770	2,222,391
SPDR S&P Regional Banking ETF	2,739,544,480	290,973,673	3,934,755	287,038,918
SPDR Morgan Stanley Technology ETF	179,860,836	48,889,145	2,587,620	46,301,525
SPDR S&P Dividend ETF	10,012,327,072	3,035,438,959	51,677,237	2,983,761,722
SPDR S&P Aerospace & Defense ETF	30,355,029	40,188,099	30,355,029	9,833,070
SPDR S&P Biotech ETF	1,203,885,225	135,680,438	88,673,844	47,006,594
SPDR S&P Health Care Equipment ETF	27,491,625	6,109,523	351,506	5,758,017
SPDR S&P Health Care Services ETF	71,588,979	10,874,278	977,618	9,896,660
SPDR S&P Homebuilders ETF	1,975,481,150	170,464,983	26,282,623	144,182,360
SPDR S&P Metals & Mining ETF	919,422,871	19,174,473	248,512,717	(229,338,244)
SPDR S&P Oil & Gas Equipment & Services ETF	315,786,528	33,038,669	12,414,434	20,624,235
SPDR S&P Oil & Gas Exploration & Production ETF	1,125,477,867	10,996,578	132,950,648	(121,954,070)
SPDR S&P Pharmaceuticals ETF	640,358,589	140,205,148	16,138,975	124,066,173
SPDR S&P Retail ETF	1,307,904,373	19,604,583	64,465,838	(44,861,255)
SPDR S&P Semiconductor ETF	104,416,553	4,097,542	3,296,601	800,941
SPDR S&P Software & Services ETF	35,211,400	5,803,769	438,416	5,365,353
SPDR S&P Telecom ETF	16,888,824	1,171,666	362,207	809,459
SPDR S&P Transportation ETF	80,207,970	11,573,338	130,702	11,442,636
SPDR S&P 1500 Value Tilt ETF	7,717,021	1,957,320	53,298	1,904,022
SPDR S&P 1500 Momentum Tilt ETF	11,394,034	2,609,666	29,410	2,580,256
SPDR Russell 1000 Low Volatility ETF	12,195,261	1,037,080	97,909	939,171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 2000 Low Volatility ETF	$8,393,359	$784,207	$103,803	$680,404
SPDR Wells Fargo Preferred Stock ETF	279,199,410	201,575	27,083,565	(26,881,990)

6.	Investment Transactions

For the six months ended December 31, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Russell 3000 ETF	$—	$12,394,343	$4,854,693
SPDR Russell 1000 ETF	—	—	—
SPDR Russell 2000 ETF	58,770,923	—	—
SPDR S&P 500 Growth ETF	39,633,521	7,793,815	3,055,088
SPDR S&P 500 Value ETF	26,285,317	25,154,657	6,571,634
SPDR Russell Small Cap Completeness ETF	7,785,063	28,195,403	5,137,667
SPDR S&P 400 Mid Cap Growth ETF	76,952,509	42,697,463	13,222,179
SPDR S&P 400 Mid Cap Value ETF	26,218,407	7,128,883	1,714,336
SPDR S&P 600 Small Cap ETF	72,140,004	29,976,776	11,875,262
SPDR S&P 600 Small Cap Growth ETF	73,769,254	8,081,116	3,022,691
SPDR S&P 600 Small Cap Value ETF	54,397,980	10,322,565	3,362,103
SPDR Global Dow ETF	—	—	—
SPDR Dow Jones REIT ETF	166,260,044	118,305,904	32,258,066
SPDR S&P Bank ETF	348,687,643	478,769,060	113,259,187
SPDR S&P Capital Markets ETF	44,628,035	8,605,993	1,401,282
SPDR S&P Insurance ETF	307,923,229	208,916,902	21,101,001
SPDR S&P Mortgage Finance ETF	—	—	—
SPDR S&P Regional Banking ETF	2,195,452,035	1,468,906,378	234,009,416
SPDR Morgan Stanley Technology ETF	12,461,040	11,990,756	3,465,627
SPDR S&P Dividend ETF	573,241,036	1,060,859,075	318,186,216
SPDR S&P Aerospace & Defense ETF	13,296,228	—	—
SPDR S&P Biotech ETF	689,453,348	735,042,773	181,313,641
SPDR S&P Health Care Equipment ETF	3,313,274	—	—
SPDR S&P Health Care Services ETF	12,627,669	—	—
SPDR S&P Homebuilders ETF	1,207,804,517	1,893,179,053	247,651,927
SPDR S&P Metals & Mining ETF	678,675,867	821,693,776	25,966,118
SPDR S&P Oil & Gas Equipment & Services ETF	38,225,538	16,729,288	2,719,564
SPDR S&P Oil & Gas Exploration & Production ETF	3,700,807,411	3,789,578,439	117,413,652
SPDR S&P Pharmaceuticals ETF	229,505,023	111,936,003	30,887,659
SPDR S&P Retail ETF	3,661,544,325	3,842,423,406	167,380,532
SPDR S&P Semiconductor ETF	280,789,025	244,874,388	10,564,394
SPDR S&P Software & Services ETF	16,853,838	4,384,508	1,451,904
SPDR S&P Telecom ETF	7,958,971	2,614,491	537,587

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P Transportation ETF	$30,118,019	$13,634,895	$3,380,096
SPDR S&P 1500 Value Tilt ETF	—	—	—
SPDR S&P 1500 Momentum Tilt ETF	—	—	—
SPDR Russell 1000 Low Volatility ETF	—	—	—
SPDR Russell 2000 Low Volatility ETF	3,169,108	6,718,126	799,958
SPDR Wells Fargo Preferred Stock ETF	2,071,617	116,604,968	(5,189,005)

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended December 31, 2013, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR Russell 3000 ETF	$90,265,584	$88,330,923
SPDR Russell 1000 ETF	2,471,495	2,349,843
SPDR Russell 2000 ETF	924,602	1,032,468
SPDR S&P 500 Growth ETF	69,732,117	70,012,532
SPDR S&P 500 Value ETF	37,879,132	37,431,245
SPDR Russell Small Cap Completeness ETF	55,779,221	62,216,622
SPDR S&P 400 Mid Cap Growth ETF	46,238,711	46,330,280
SPDR S&P 400 Mid Cap Value ETF	21,962,399	20,810,272
SPDR S&P 600 Small Cap ETF	34,279,817	36,427,310
SPDR S&P 600 Small Cap Growth ETF	129,351,903	124,771,992
SPDR S&P 600 Small Cap Value ETF	81,722,001	79,708,088
SPDR Global Dow ETF	9,017,833	8,997,525
SPDR Dow Jones REIT ETF	56,516,412	63,328,096
SPDR S&P Bank ETF	314,920,217	313,338,898
SPDR S&P Capital Markets ETF	10,628,259	10,766,552
SPDR S&P Insurance ETF	32,770,823	32,433,648
SPDR S&P Mortgage Finance ETF	1,284,245	1,281,632
SPDR S&P Regional Banking ETF	308,716,682	309,816,252
SPDR Morgan Stanley Technology ETF	56,359,739	50,230,443
SPDR S&P Dividend ETF	1,766,478,209	1,994,051,432
SPDR S&P Aerospace & Defense ETF	3,478,014	3,800,971
SPDR S&P Biotech ETF	405,186,183	385,767,905
SPDR S&P Health Care Equipment ETF	5,940,378	4,991,917
SPDR S&P Health Care Services ETF	8,453,879	8,661,352
SPDR S&P Homebuilders ETF	359,933,686	360,798,097
SPDR S&P Metals & Mining ETF	81,048,556	80,135,730
SPDR S&P Oil & Gas Equipment & Services ETF	41,600,166	35,055,985
SPDR S&P Oil & Gas Exploration & Production ETF	199,287,275	197,747,459
SPDR S&P Pharmaceuticals ETF	188,541,826	198,488,011

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Purchases	Sales

SPDR S&P Retail ETF	$245,467,208	$237,399,948
SPDR S&P Semiconductor ETF	12,344,324	12,298,510
SPDR S&P Software & Services ETF	4,887,677	5,071,251
SPDR S&P Telecom ETF	2,805,963	2,490,409
SPDR S&P Transportation ETF	8,810,631	8,848,491
SPDR S&P 1500 Value Tilt ETF	95,716	188,179
SPDR S&P 1500 Momentum Tilt ETF	3,605,186	3,564,179
SPDR Russell 1000 Low Volatility ETF	2,731,889	2,856,335
SPDR Russell 2000 Low Volatility ETF	1,717,660	1,462,372
SPDR Wells Fargo Preferred Stock ETF	28,904,467	30,841,144

For the six months ended December 31, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

A Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

9.	Recent Accounting Pronouncements

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board(“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Management has determined that there is no material impact to the financial statements.

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2013 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2013 and held for the six months ended December 31, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Actual	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Russell 3000 ETF	0.11%	$1,000	$1,169.50	$0.60
SPDR Russell 1000 ETF	0.11	1,000	1,167.30	0.60
SPDR Russell 2000 ETF**	0.12	1,000	1,159.50	0.63
SPDR S&P 500 Growth ETF	0.20	1,000	1,183.10	1.10
SPDR S&P 500 Value ETF	0.20	1,000	1,138.90	1.08
SPDR Russell Small Cap Completeness ETF	0.11	1,000	1,195.20	0.61
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,171.00	1.37
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,155.80	1.36
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,214.10	1.12
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,231.30	1.41
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,199.00	1.39
SPDR Global Dow ETF	0.50	1,000	1,186.00	2.75
SPDR Dow Jones REIT ETF	0.25	1,000	957.10	1.23
SPDR S&P Bank ETF	0.35	1,000	1,166.00	1.91

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Actual	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR S&P Capital Markets ETF	0.35%	$1,000	$1,265.80	$2.00
SPDR S&P Insurance ETF	0.35	1,000	1,176.70	1.92
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,126.80	1.88
SPDR S&P Regional Banking ETF	0.35	1,000	1,208.40	1.95
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,218.40	2.80
SPDR S&P Dividend ETF	0.35	1,000	1,125.10	1.87
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,313.70	2.04
SPDR S&P Biotech ETF	0.35	1,000	1,250.80	1.99
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,207.20	1.95
SPDR S&P Health Care Services ETF	0.35	1,000	1,123.10	1.87
SPDR S&P Homebuilders ETF	0.35	1,000	1,131.50	1.88
SPDR S&P Metals & Mining ETF	0.35	1,000	1,276.40	2.01
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,120.00	1.87
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,180.50	1.92
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,271.50	2.00
SPDR S&P Retail ETF	0.35	1,000	1,153.70	1.90
SPDR S&P Semiconductor ETF	0.35	1,000	1,149.80	1.90
SPDR S&P Software & Services ETF	0.35	1,000	1,266.40	2.00
SPDR S&P Telecom ETF	0.35	1,000	1,149.80	1.90
SPDR S&P Transportation ETF	0.35	1,000	1,231.00	1.97
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,159.20	1.90
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,176.40	1.92
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,113.70	1.07
SPDR Russell 2000 Low Volatility ETF	0.25	1,000	1,169.60	1.37
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	950.20	2.21
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Hypothetical	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Russell 3000 ETF	0.11%	$1,000	$1,024.65	$0.56
SPDR Russell 1000 ETF	0.11	1,000	1,024.65	0.56
SPDR Russell 2000 ETF**	0.12	1,000	1,023.60	0.61
SPDR S&P 500 Growth ETF	0.20	1,000	1,024.20	1.02
SPDR S&P 500 Value ETF	0.20	1,000	1,024.20	1.02
SPDR Russell Small Cap Completeness ETF	0.11	1,000	1,024.65	0.56
SPDR S&P 400 Mid Cap Growth ETF	0.25	1,000	1,023.95	1.28
SPDR S&P 400 Mid Cap Value ETF	0.25	1,000	1,023.95	1.28
SPDR S&P 600 Small Cap ETF	0.20	1,000	1,024.20	1.02
SPDR S&P 600 Small Cap Growth ETF	0.25	1,000	1,023.95	1.28
SPDR S&P 600 Small Cap Value ETF	0.25	1,000	1,023.95	1.28

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Hypothetical	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Global Dow ETF	0.50%	$1,000	$1,022.68	$2.55
SPDR Dow Jones REIT ETF	0.25	1,000	1,023.95	1.28
SPDR S&P Bank ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Capital Markets ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Insurance ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Mortgage Finance ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Regional Banking ETF	0.35	1,000	1,023.44	1.79
SPDR Morgan Stanley Technology ETF	0.50	1,000	1,022.68	2.55
SPDR S&P Dividend ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Aerospace & Defense ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Biotech ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Equipment ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Health Care Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Homebuilders ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Metals & Mining ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Pharmaceuticals ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Retail ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Semiconductor ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Software & Services ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Telecom ETF	0.35	1,000	1,023.44	1.79
SPDR S&P Transportation ETF	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Value Tilt ETF	0.35	1,000	1,023.44	1.79
SPDR S&P 1500 Momentum Tilt ETF	0.35	1,000	1,023.44	1.79
SPDR Russell 1000 Low Volatility ETF	0.20	1,000	1,024.20	1.02
SPDR Russell 2000 Low Volatility ETF	0.25	1,000	1,023.95	1.28
SPDR Wells Fargo Preferred Stock ETF	0.45	1,000	1,022.94	2.29

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 7/8/13. Hypothetical period is from 7/1/13.

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2013, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational equity series of the Trust (the “Current ETFs”) and to continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and the SPDR Russell 2000 ETF (the “New ETFs” and, together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the Current ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs, in accordance with each SPDR ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as ETFs, and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up SSgA, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular and also considered the Adviser’s experience in managing equity ETFs.

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking and tracking error, noting that each Current ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board recognized that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size and noted the Adviser’s assertion that such economies of scale are shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust. The Board noted that it intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking equity indexes, as applicable. The Board reviewed the universe of similar ETFs for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the historical expense ratios of the Current ETFs and estimated expense ratios for the New ETFs. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs; (b) the performance, and, more importantly, the index tracking of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC is a member of FINRA and SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR, S&P, 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
© 2014 State Street Corporation SPDREQTYSAR IBG-10865
For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

SPDR® Series Trust – Fixed Income Funds Semi-Annual Report December 31, 2013 Precise in a world that isn’t.®

TABLE OF CONTENTS

Performance & Portfolio Summary
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	1
SPDR Barclays TIPS ETF (IPE)	4
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	7
SPDR Barclays Short Term Treasury ETF (SST)	10
SPDR Barclays Intermediate Term Treasury ETF (ITE)	13
SPDR Barclays Long Term Treasury ETF (TLO)	16
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	19
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	22
SPDR Barclays Long Term Corporate Bond ETF (LWC)	25
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	28
SPDR Barclays Convertible Securities ETF (CWB)	31
SPDR Barclays Mortgage Backed Bond ETF (MBG)	34
SPDR Barclays Aggregate Bond ETF (LAG)	37
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	40
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	43
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	46
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	49
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	52
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	55
SPDR Nuveen Barclays Build America Bond ETF (BABS)	58
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	61
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	64
SPDR Barclays International Treasury Bond ETF (BWX)	67
SPDR Barclays International Corporate Bond ETF (IBND)	70
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	73
SPDR Barclays High Yield Bond ETF (JNK)	76
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	79
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	82
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	85
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	88
Schedules of Investments
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	91
SPDR Barclays TIPS ETF (IPE)	92
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	93
SPDR Barclays Short Term Treasury ETF (SST)	94
SPDR Barclays Intermediate Term Treasury ETF (ITE)	96
SPDR Barclays Long Term Treasury ETF (TLO)	98
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	99
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	112
SPDR Barclays Long Term Corporate Bond ETF (LWC)	133
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	145

SPDR Barclays Convertible Securities ETF (CWB)	156
SPDR Barclays Mortgage Backed Bond ETF (MBG)	159
SPDR Barclays Aggregate Bond ETF (LAG)	160
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	180
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	189
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	192
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	194
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	204
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	206
SPDR Nuveen Barclays Build America Bond ETF (BABS)	213
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	217
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	219
SPDR Barclays International Treasury Bond ETF (BWX)	222
SPDR Barclays International Corporate Bond ETF (IBND)	227
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	235
SPDR Barclays High Yield Bond ETF (JNK)	239
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	252
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	261
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	267
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	270
Financial Statements	280
Financial Highlights	304
Notes to Financial Statements	329
Other Information	348

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-3 MONTH U.S.	NET ASSET	MARKET	1-3 MONTH U.S.
	VALUE	VALUE	TREASURY BILL INDEX	VALUE	VALUE	TREASURY BILL INDEX

SIX MONTHS	−0.04%	−0.04%	0.02%	N/A	N/A	N/A

ONE YEAR	−0.07%	−0.07%	0.05%	−0.07%	−0.07%	0.05%

THREE YEARS	−0.16%	−0.17%	0.19%	−0.05%	−0.06%	0.06%

FIVE YEARS	−0.07%	0.05%	0.47%	−0.01%	0.01%	0.09%

SINCE INCEPTION (1)	4.36%	4.36%	5.02%	0.65%	0.65%	0.74%

(1)	For the period May 25, 2007 to December 31, 2013.

1

SPDR Barclays 1-3 Month T-Bill ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

2

SPDR Barclays 1-3 Month T-Bill ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,	TREASURY BILLS,
DESCRIPTION	0.04%, 2/6/2014	0.04%, 3/6/2014	0.05%, 2/13/2014	0.05%, 2/20/2014	0.06%, 2/27/2014

MARKET VALUE	$174,913,850	172,793,097	122,230,834	120,120,664	120,119,629

% OF NET ASSETS	16.3	16.1	11.4	11.2	11.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	108.7%
Short Term Investments	0.1
Other Assets & Liabilities	(8.8)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

3

SPDR Barclays TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/25/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1845%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−1.62%	−1.64%	−1.54%	N/A	N/A	N/A

ONE YEAR	−9.42%	−9.54%	−9.26%	−9.42%	−9.54%	−9.26%

THREE YEARS	10.35%	10.05%	10.94%	3.34%	3.24%	3.52%

FIVE YEARS	30.20%	28.12%	30.33%	5.42%	5.08%	5.44%

SINCE INCEPTION (1)	39.13%	38.84%	40.48%	5.13%	5.09%	5.28%

(1)	For the period May 25, 2007 to December 31, 2013.

4

SPDR Barclays TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

5

SPDR Barclays TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2017	0.13%, 4/15/2016	1.13%, 1/15/2021	0.13%, 1/15/2022

MARKET VALUE	$30,972,826	28,239,350	25,066,599	24,757,012	24,627,637

% OF NET ASSETS	5.4	4.9	4.3	4.3	4.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.5%
Short Term Investments	3.4
Other Assets & Liabilities	(2.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

6

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-10 YEAR			BARCLAYS 1-10 YEAR
			GOVERNMENT			GOVERNMENT
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	−0.45%	−0.12%	−0.39%	N/A	N/A	N/A

SINCE INCEPTION (1)	−3.51%	−3.36%	−3.45%	N/A	N/A	N/A

(1) For the period May 29, 2013 to December 31, 2013.

7

SPDR Barclays 1-10 Year TIPS ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

8

SPDR Barclays 1-10 Year TIPS ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION	TREASURY INFLATION
	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED	PROTECTED INDEXED
	NOTES,	NOTES,	NOTES,	NOTES,	NOTES,
DESCRIPTION	0.13%, 4/15/2018	0.13%, 4/15/2017	0.13%, 4/15/2016	1.13%, 1/15/2021	0.13%, 1/15/2022

MARKET VALUE	$740,174	674,834	599,076	591,967	588,712

% OF NET ASSETS	7.7	7.0	6.2	6.2	6.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.5%
Short Term Investments	19.4
Other Assets & Liabilities	(18.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

9

SPDR Barclays Short Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1200%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	1-5 YEAR U.S.	NET ASSET	MARKET	1-5 YEAR U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	0.29%	0.36%	0.35%	N/A	N/A	N/A

ONE YEAR	−0.26%	−0.24%	−0.14%	−0.26%	−0.24%	−0.14%

SINCE INCEPTION (1)	0.68%	0.69%	0.93%	0.32%	0.33%	0.44%

(1) For the period November 30, 2011 to December 31, 2013.

10

SPDR Barclays Short Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

11

SPDR Barclays Short Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	1.38%, 9/30/2018	2.38%, 2/28/2015	1.50%, 8/31/2018	2.13%, 5/31/2015	2.25%, 1/31/2015

MARKET VALUE	$296,301	272,682	248,727	245,379	243,307

% OF NET ASSETS	1.4	1.3	1.2	1.2	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	99.4%
Short Term Investments	7.9
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

12

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	INTERMEDIATE U.S.	NET ASSET	MARKET	INTERMEDIATE U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	−0.12%	−0.04%	−0.06%	N/A	N/A	N/A

ONE YEAR	−1.46%	−1.26%	−1.34%	−1.46%	−1.26%	−1.34%

THREE YEARS	6.60%	6.68%	6.94%	2.15%	2.18%	2.26%

FIVE YEARS	10.48%	10.49%	11.01%	2.01%	2.02%	2.11%

SINCE INCEPTION (1)	31.93%	31.98%	32.61%	4.28%	4.29%	4.36%

(1) For the period May 23, 2007 to December 31, 2013.

13

SPDR Barclays Intermediate Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

14

SPDR Barclays Intermediate Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,	TREASURY NOTES,
DESCRIPTION	1.00%, 9/30/2016	0.50%, 6/15/2016	2.50%, 8/15/2023	2.63%, 11/15/2020	0.25%, 2/15/2015

MARKET VALUE	$2,649,776	2,617,223	2,536,848	2,525,332	2,473,730

% OF NET ASSETS	1.6	1.6	1.5	1.5	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	100.5%
Short Term Investments	9.7
Other Assets & Liabilities	(10.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

15

SPDR Barclays Long Term Treasury ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1345%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS LONG U.S.	NET ASSET	MARKET	BARCLAYS LONG U.S.
	VALUE	VALUE	TREASURY INDEX	VALUE	VALUE	TREASURY INDEX

SIX MONTHS	−5.27%	−5.39%	−5.24%	N/A	N/A	N/A

ONE YEAR	−12.75%	−13.36%	−12.66%	−12.75%	−13.36%	−12.66%

THREE YEARS	17.12%	17.42%	17.51%	5.41%	5.50%	5.53%

FIVE YEARS	11.52%	10.89%	11.93%	2.20%	2.09%	2.28%

SINCE INCEPTION (1)	51.89%	51.79%	52.57%	6.53%	6.52%	6.60%

(1)	For the period May 23, 2007 to December 31, 2013.

16

SPDR Barclays Long Term Treasury ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

17

SPDR Barclays Long Term Treasury ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,	TREASURY BONDS,
DESCRIPTION	3.63%, 8/15/2043	2.88%, 5/15/2043	3.13%, 2/15/2043	2.75%, 11/15/2042	2.75%, 8/15/2042

MARKET VALUE	$2,249,132	1,912,544	1,813,304	1,684,769	1,514,353

% OF NET ASSETS	6.3	5.3	5.0	4.7	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	98.9%
Short Term Investments	13.7
Other Assets & Liabilities	(12.6)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

18

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1245%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			U.S. 1-3 YEAR			U.S. 1-3 YEAR
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	1.26%	1.18%	1.39%	N/A	N/A	N/A

ONE YEAR	1.37%	1.35%	1.71%	1.37%	1.35%	1.71%

THREE YEARS	6.54%	6.48%	7.93%	2.13%	2.12%	2.58%

SINCE INCEPTION (1)	9.57%	9.72%	12.66%	2.29%	2.32%	2.99%

(1)	For the period December 16, 2009 to December 31, 2013.

19

SPDR Barclays Short Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

20

SPDR Barclays Short Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	BANK OF AMERICA	VERIZON		THE GOLDMAN
	CORP.,	COMMUNICATIONS, INC.,	JPMORGAN CHASE & CO.,	SACHS GROUP, INC.,	ABBVIE, INC.,
DESCRIPTION	6.50%, 8/1/2016	2.50%, 9/15/2016	3.15%, 7/5/2016	3.63%, 2/7/2016	1.20%, 11/6/2015

MARKET VALUE	$19,466,814	18,753,678	16,972,676	15,888,296	15,738,953

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.6%
Short Term Investments	3.1
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

21

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			INTERMEDIATE			INTERMEDIATE
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	1.87%	2.00%	1.93%	N/A	N/A	N/A

ONE YEAR (1)	−0.19%	−0.53%	0.08%	−0.19%	−0.53%	0.08%

THREE YEARS	14.00%	14.34%	14.94%	4.47%	4.57%	4.75%

SINCE INCEPTION (1)(2)	34.62%	34.90%	45.59%	6.27%	6.31%	7.99%

(1)	For the period February 10, 2009 to December 31, 2013.
(2)	Effective December 17, 2010, the Fund changed its benchmark index from Barclays Capital U.S. Intermediate Credit Index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

22

SPDR Barclays Intermediate Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index from Barclays Capital U.S. Intermediate Credit Index to the Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through December 31, 2013.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

23

SPDR Barclays Intermediate Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		VERIZON		MERRILL LYNCH &
	MORGAN STANLEY,	COMMUNICATIONS, INC.,	MORGAN STANLEY,	CO., INC.,	AT&T, INC.,
DESCRIPTION	3.80%, 4/29/2016	5.15%, 9/15/2023	3.45%, 11/2/2015	6.88%, 4/25/2018	5.50%, 2/1/2018

MARKET VALUE	$2,060,674	1,980,091	1,564,280	1,495,972	1,413,833

% OF NET ASSETS	0.5	0.5	0.4	0.3	0.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.9%
Short Term Investments	3.8
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

24

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	LONG CORPORATE	NET ASSET	MARKET	LONG CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	1.98%	1.38%	1.94%	N/A	N/A	N/A

ONE YEAR	−5.89%	−5.85%	−5.68%	−5.89%	−5.85%	−5.68%

THREE YEARS	21.14%	20.91%	22.89%	6.60%	6.53%	7.11%

SINCE INCEPTION (1)(2)	63.73%	63.53%	76.18%	10.79%	10.76%	12.49%

(1)	For the period March 10, 2009 to December 31, 2013.
(2)	Effective December 17, 2010, the Fund changed its benchmark index from Barclays Capital U.S. Long Credit Index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index, for periods prior to December 17, 2010.

25

SPDR Barclays Long Term Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

(1)	Effective December 17, 2010, the Fund changed its benchmark index from Barclays Capital U.S. Long Credit Index to the Barclays U.S. Long Corporate Bond Index. The Fund’s performance in the table above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Barclays U.S. Long Corporate Bond Index from December 17, 2010 through December 31, 2013.

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

26

SPDR Barclays Long Term Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	VERIZON	GENERAL ELECTRIC	THE GOLDMAN		GENERAL ELECTRIC
	COMMUNICATIONS, INC.,	CAPITAL CORP.,	SACHS GROUP, INC.,	CONOCOPHILLIPS,	CAPITAL CORP.,
DESCRIPTION	6.55%, 9/15/2043	6.75%, 3/15/2032	6.75%, 10/1/2037	6.50%, 2/1/2039	5.88%, 1/14/2038

MARKET VALUE	$1,557,032	593,010	574,982	471,496	466,354

% OF NET ASSETS	1.9	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.5%
Short Term Investments	5.4
Other Assets & Liabilities	(3.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

27

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1600%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
			ISSUER SCORED			ISSUER SCORED
	NET ASSET	MARKET	CORPORATE	NET ASSET	MARKET	CORPORATE
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	1.61%	1.29%	1.55%	N/A	N/A	N/A

ONE YEAR	−1.23%	−1.67%	−1.07%	−1.23%	−1.67%	−1.07%

SINCE INCEPTION (1)	14.18%	13.74%	15.78%	4.96%	4.81%	5.50%

(1) For the period April 6, 2011 to December 31, 2013.

28

SPDR Barclays Issuer Scored Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

29

SPDR Barclays Issuer Scored Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

		DELTA AIR LINES 2012-1
		PASS THROUGH TRUST,	CAMDEN PROPERTY		NOMURA
	MDC HOLDINGS, INC.,	CLASS A,	TRUST,	AEGON NV,	HOLDINGS, INC.,
DESCRIPTION	5.38%, 7/1/2015	4.75%, 5/7/2020	4.63%, 6/15/2021	4.63%, 12/1/2015	5.00%, 3/4/2015

MARKET VALUE	$210,000	198,540	183,401	159,746	156,564

% OF NET ASSETS	0.8	0.7	0.7	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Short Term Investments	12.6
Other Assets & Liabilities	(10.2)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

30

SPDR Barclays Convertible Securities ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
	NET ASSET	MARKET	CONVERTIBLE BOND	NET ASSET	MARKET	CONVERTIBLE BOND
	VALUE	VALUE	>$500MM INDEX	VALUE	VALUE	>$500MM INDEX

SIX MONTHS	12.24%	12.19%	13.47%	N/A	N/A	N/A

ONE YEAR	20.77%	20.90%	22.44%	20.77%	20.90%	22.44%

THREE YEARS	29.89%	29.17%	32.08%	9.11%	8.91%	9.72%

SINCE INCEPTION (1)	92.50%	92.93%	105.92%	14.89%	14.95%	16.56%

(1)	For the period April 14, 2009 to December 31, 2013.

31

SPDR Barclays Convertible Securities ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

32

SPDR Barclays Convertible Securities ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	WELLS FARGO &	GILEAD SCIENCES,	BANK OF AMERICA
	CO., SERIES L,	INC.,	CORP., SERIES L,	GILEAD SCIENCES, INC.,	INTEL CORP.,
DESCRIPTION	7.50%, 12/31/2049	1.63%, 5/1/2016	7.25%, 12/31/2049	1.00%, 5/1/2014	3.25%, 8/1/2039

MARKET VALUE	$82,958,980	70,777,750	60,405,913	60,067,286	50,596,071

% OF NET ASSETS	4.1	3.5	3.0	3.0	2.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Convertible Corporate Bonds & Notes	75.3%
Convertible Preferred Stocks	23.7
Common Stocks	0.5
Short Term Investments	11.2
Other Assets & Liabilities	(10.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

33

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3200%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	MBS INDEX	VALUE	VALUE	MBS INDEX

SIX MONTHS	0.75%	0.82%	0.61%	N/A	N/A	N/A

ONE YEAR	−1.59%	−1.77%	−1.41%	−1.59%	−1.77%	−1.41%

THREE YEARS	6.67%	6.79%	7.44%	2.18%	2.21%	2.42%

SINCE INCEPTION (1)	18.43%	18.28%	18.78%	3.47%	3.44%	3.53%

(1)	For the period January 15, 2009 to December 31, 2013.

34

SPDR Barclays Mortgage Backed Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

35

SPDR Barclays Mortgage Backed Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	FANNIE MAE,	FANNIE MAE,	FREDDIE MAC,	FREDDIE MAC,	FANNIE MAE,
DESCRIPTION	4.50%, 30YR TBA	3.00%, 30YR TBA	4.00%, 30YR TBA	3.50%, 30YR TBA	3.50%, 30YR TBA

MARKET VALUE	$7,636,500	6,895,430	6,682,812	5,707,773	5,620,867

% OF NET ASSETS	6.8	6.2	6.0	5.1	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Government Agency MBS TBA	83.5%
Government National Mortgage Association	7.1
Federal Home Loan Mortgage Corporation	6.0
Federal National Mortgage Association	3.0
Short Term Investments	83.8
Other Assets & Liabilities	(83.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

36

SPDR Barclays Aggregate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/23/07, 5/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2145%.*

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS U.S.	NET ASSET	MARKET	BARCLAYS U.S.
	VALUE	VALUE	AGGREGATE INDEX	VALUE	VALUE	AGGREGATE INDEX

SIX MONTHS	0.49%	0.43%	0.43%	N/A	N/A	N/A

ONE YEAR	−2.08%	−2.06%	−2.02%	−2.08%	−2.06%	−2.02%

THREE YEARS	9.54%	9.79%	10.11%	3.08%	3.16%	3.26%

FIVE YEARS	22.82%	20.39%	24.27%	4.20%	3.78%	4.44%

SINCE INCEPTION (1)	38.21%	38.38%	38.04%	5.02%	5.04%	5.00%

(1)	For the period May 23, 2007 to December 31, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.1345% until October 31, 2014.

37

SPDR Barclays Aggregate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

38

SPDR Barclays Aggregate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	FANNIE MAE,	TREASURY NOTES,	FREDDIE MAC,	GINNIE MAE,	GINNIE MAE,
DESCRIPTION	3.50%, 30YR TBA	1.50%, 6/30/2016	4.00%, 30YR TBA	4.00%, 30YR TBA	4.50%, 30YR TBA

MARKET VALUE	$10,445,859	10,232,001	7,710,937	7,642,852	7,470,312

% OF NET ASSETS	1.6	1.5	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

U.S. Treasury Obligations	35.4%
Corporate Bonds & Notes	25.0
U.S. Government Agency Obligations	18.2
U.S. Government Agency MBS TBA	15.3
Foreign Government Obligations	2.1
Collateralized Mortgage Obligations	1.0
Municipal Bonds & Notes	0.9
Commercial Mortgage Backed Securities	0.7
Asset Backed	0.4
Short Term Investments	20.3
Other Assets & Liabilities	(19.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

39

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3000%.*

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	MUNICIPAL MANAGED	NET ASSET	MARKET	MUNICIPAL MANAGED
	VALUE	VALUE	MONEY INDEX	VALUE	VALUE	MONEY INDEX

SIX MONTHS	0.42%	1.02%	0.79%	N/A	N/A	N/A

ONE YEAR	−3.59%	−3.90%	−3.03%	−3.59%	−3.90%	−3.03%

THREE YEARS	14.70%	16.03%	15.89%	4.68%	5.08%	5.04%

FIVE YEARS	28.55%	27.53%	31.31%	5.15%	4.98%	5.60%

SINCE INCEPTION (1)	29.63%	29.20%	32.69%	4.20%	4.15%	4.59%

(1)	For the period September 11, 2007 to December 31, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.2300% until October 31, 2014.

40

SPDR Nuveen Barclays Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

41

SPDR Nuveen Barclays Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

ARIZONA, SALT
	COLORADO,	RIVER PROJECT,
	REGIONAL	AGRICULTURAL	MILWAUKEE, WI,	CALIFORNIA, STATE	NEW YORK,
	TRANSPORTATION	IMPROVEMENT &	GENERAL OBLIGATION,	DEPARTMENT OF WATER	STATE GENERAL
	DISTRICT, SALES TAX	POWER DISTRICT	PROMISSORY NOTES,	RESOURCES, REVENUE,	OBLIGATION,
	REVENUE, SERIES A,	REVENUE, SERIES A,	SERIES N1,	SERIES L,	SERIES B,
DESCRIPTION	5.00%, 11/1/2027	5.00%, 12/1/2031	5.00%, 2/1/2019	5.00%, 5/1/2020	5.00%, 8/1/2021

MARKET VALUE	$13,277,891	12,893,040	11,986,267	11,844,100	11,470,500

% OF NET ASSETS	1.5	1.4	1.3	1.3	1.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	99.4%
Short Term Investments	0.3
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

42

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays California Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	CALIFORNIA INDEX	VALUE	VALUE	CALIFORNIA INDEX

SIX MONTHS	1.03%	3.00%	0.79%	N/A	N/A	N/A

ONE YEAR	−3.57%	−4.02%	−3.41%	−3.57%	−4.02%	−3.41%

THREE YEARS	21.61%	22.91%	20.04%	6.74%	7.12%	6.28%

FIVE YEARS	36.80%	34.76%	36.66%	6.47%	6.15%	6.45%

SINCE INCEPTION (1)	33.71%	32.69%	34.20%	4.77%	4.65%	4.84%

(1) For the period October 10, 2007 to December 31, 2013.

43

SPDR Nuveen Barclays California Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

44

SPDR Nuveen Barclays California Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

LOS ANGELES
COUNTY, CA,
	CALIFORNIA, STATE	LOS ANGELES, CA,	METROPOLITAN	LOS ANGELES, CA,	LOS ANGELES, CA,
	DEPARTMENT OF	DEPARTMENT OF WATER	TRANSPORTATION	DEPARTMENT OF	DEPARTMENT OF
	WATER RESOURCES,	& POWER REVENUE,	AUTHORITY, SALES	AIRPORTS REVENUE,	WATER & POWER,
	SERIES M,	SERIES C,	TAX REVENUE,	SERIES B,	SERIES A,
DESCRIPTION	4.00%, 5/1/2019	5.00%, 1/1/2016	5.00%, 6/1/2020	5.00%, 5/15/2035	5.00%, 7/1/2041

MARKET VALUE	$2,261,240	2,165,560	2,024,173	1,817,707	1,807,242

% OF NET ASSETS	2.9	2.8	2.6	2.3	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	101.4%
Short Term Investments	0.3
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

45

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/11/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays New York Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	NEW YORK INDEX	VALUE	VALUE	NEW YORK INDEX

SIX MONTHS	0.44%	0.08%	0.42%	N/A	N/A	N/A

ONE YEAR	−3.80%	−4.63%	−3.53%	−3.80%	−4.63%	−3.53%

THREE YEARS	14.58%	15.02%	15.72%	4.64%	4.78%	4.99%

FIVE YEARS	30.49%	31.80%	33.34%	5.47%	5.68%	5.92%

SINCE INCEPTION (1)	28.79%	27.54%	30.83%	4.15%	3.99%	4.41%

(1) For the period October 11, 2007 to December 31, 2013.

46

SPDR Nuveen Barclays New York Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

47

SPDR Nuveen Barclays New York Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	NEW YORK,	WESTCHESTER
	STATE DORMITORY	COUNTY, NY,	NEW YORK,	NEW YORK, NY, CITY
	AUTHORITY, SALES	GENERAL	STATE POWER	TRANSITIONAL FINANCE
	TAX REVENUE,	OBLIGATION,	AUTHORITY REVENUE,	AUTHORITY, FUTURE TAX	SUFFOLK COUNTY, NY,
	SERIES A,	SERIES B,	SERIES A,	SECURED REVENUE,	WATER AUTHORITY,
DESCRIPTION	4.13%, 3/15/2033	3.00%, 6/1/2017	5.00%, 11/15/2022	5.00%, 11/1/2020	5.00%, 6/1/2021

MARKET VALUE	$886,455	655,068	585,750	584,740	583,620

% OF NET ASSETS	3.7	2.7	2.4	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	101.8%
Short Term Investments	0.1
Other Assets & Liabilities	(1.9)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

48

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS MANAGED			BARCLAYS MANAGED
	NET ASSET	MARKET	MONEY MUNICIPAL	NET ASSET	MARKET	MONEY MUNICIPAL
	VALUE	VALUE	SHORT TERM INDEX	VALUE	VALUE	SHORT TERM INDEX

SIX MONTHS	1.45%	2.14%	1.52%	N/A	N/A	N/A

ONE YEAR	0.89%	0.90%	1.17%	0.89%	0.90%	1.17%

THREE YEARS	5.74%	6.30%	6.70%	1.88%	2.06%	2.18%

FIVE YEARS	12.78%	11.78%	14.77%	2.43%	2.25%	2.79%

SINCE INCEPTION (1)	20.46%	20.67%	23.77%	3.03%	3.06%	3.48%

(1)	For the period October 10, 2007 to December 31, 2013.

49

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

50

SPDR Nuveen Barclays Short Term Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	MARYLAND,			FLORIDA,	MINNESOTA,
	STATE GENERAL	PENNSYLVANIA,	MICHIGAN,	STATE HURRICANE	STATE GENERAL
	OBLIGATION,	STATE GENERAL	STATE GENERAL	CATASTROPHE FUND	OBLIGATION,
	SERIES A,	OBLIGATION,	OBLIGATION,	REVENUE, SERIES A,	SERIES D,
DESCRIPTION	5.00%, 3/1/2018	5.00%, 7/1/2017	5.00%, 11/1/2017	5.00%, 7/1/2016	5.00%, 10/1/2018

MARKET VALUE	$26,156,351	23,978,640	23,424,171	22,255,189	21,663,323

% OF NET ASSETS	1.2	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	97.4%
Short Term Investments	0.4
Other Assets & Liabilities	2.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

51

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/09, 9/24/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P VRDO Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.2000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P NATIONAL			S&P NATIONAL
	NET ASSET	MARKET	AMT-FREE MUNICIPAL	NET ASSET	MARKET	AMT-FREE MUNICIPAL
	VALUE	VALUE	VRDO INDEX	VALUE	VALUE	VRDO INDEX

SIX MONTHS	−0.03%	0.50%	0.05%	N/A	N/A	N/A

ONE YEAR	−0.01%	0.69%	0.12%	−0.01%	0.69%	0.12%

THREE YEARS	1.04%	1.16%	0.66%	0.35%	0.39%	0.22%

SINCE INCEPTION (1)	1.66%	1.63%	1.09%	0.39%	0.38%	0.25%

(1)	For the period September 23, 2009 to December 31, 2013.

52

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

53

SPDR Nuveen S&P VRDO Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

PENNSYLVANIA,
DELAWARE VALLEY
	ALASKA, STATE	BROOMFIELD, CO,	PASADENA, CA,	REGIONAL	NEW YORK, NY,
	HOUSING FINANCE	URBAN RENEWAL	CERTIFICATES	FINANCING	CITY MUNICIPAL WATER
	CORP. REVENUE,	AUTHORITY, TAX	PARTICIPATION,	AUTHORITY	FINANCE AUTHORITY
	SERIES D,	REVENUE,	SERIES A,	REVENUE SERIES B,	REVENUE, SERIES F-2,
DESCRIPTION	0.23%, 12/1/2041	0.14%, 12/1/2030	0.04%, 2/1/2035	0.30%, 6/1/2042	0.06%, 6/15/2033

MARKET VALUE	$400,000	400,000	400,000	400,000	400,000

% OF NET ASSETS	4.4	4.4	4.4	4.4	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	95.5%
Short Term Investments	0.1
Other Assets & Liabilities	4.4

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

54

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.*

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P			S&P
	NET ASSET	MARKET	MUNICIPAL	NET ASSET	MARKET	MUNICIPAL
	VALUE	VALUE	YIELD INDEX	VALUE	VALUE	YIELD INDEX

SIX MONTHS	−2.61%	−2.29%	−2.63%	N/A	N/A	N/A

ONE YEAR	−6.99%	−7.64%	−4.42%	−6.99%	−7.64%	−4.42%

SINCE INCEPTION (1)	19.23%	17.64%	22.88%	6.68%	6.15%	7.87%

(1)	For the period April 13, 2011 to December 31, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.4500% until October 31, 2014.

55

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

56

SPDR Nuveen S&P High Yield Municipal Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

TOBACCO
SECURITIZATION
		GEORGIA, STATE		AUTHORITY OF
	MARTIN COUNTY, FL,	LOCAL GOVERNMENT,	PALOMAR POMERADO, CA,	SOUTHERN
	HEALTH FACILITIES	CERTIFICATES OF	HEALTH CARE DISTRICT,	CALIFORNIA, TOBACCO
	AUTHORITY, REVENUE,	PARTICIPATION,	CERTIFICATES	SETTLEMENT	AMERICAN AIRLINES
	SERIES B,	SERIES A,	OF PARTICIPATION,	REVENUE, SERIES A1,	GROUP, INC.,
DESCRIPTION	5.00%, 11/15/2028	4.75%, 6/1/2028	6.00%, 11/1/2041	5.13%, 6/1/2046	6.25%,12/31/2049

MARKET VALUE	$1,975,100	1,913,524	1,852,580	1,820,431	1,788,636

% OF NET ASSETS	1.1	1.1	1.1	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.2%
Corporate Bonds & Notes	1.0
Short Term Investments	1.5
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

57

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/10, 5/13/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Nuveen Barclays Build America Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	BARCLAYS BUILD	NET ASSET	MARKET	BARCLAYS BUILD
	VALUE	VALUE	AMERICA BOND INDEX	VALUE	VALUE	AMERICA BOND INDEX

SIX MONTHS	−0.01%	0.16%	0.29%	N/A	N/A	N/A

ONE YEAR	−7.53%	−8.26%	−6.78%	−7.53%	−8.26%	−6.78%

THREE YEARS	31.67%	30.23%	33.83%	9.61%	9.20%	10.20%

SINCE INCEPTION (1)	29.92%	28.66%	33.31%	7.45%	7.17%	8.22%

(1) For the period May 12, 2010 to December 31, 2013.

58

SPDR Nuveen Barclays Build America Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

59

SPDR Nuveen Barclays Build America Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

				LOS ANGELES, CA,	SAN FRANCISCO, CA,
	CALIFORNIA, STATE	NEW JERSEY, STATE	CALIFORNIA, STATE	UNIFIED SCHOOL	BAY AREA TOLL
	GENERAL	TURNPIKE AUTHORITY	GENERAL	DISTRICT, GENERAL	AUTHORITY, TOLL
	OBLIGATION,	REVENUE,	OBLIGATION,	OBLIGATION,	BRIDGE REVENUE,
DESCRIPTION	7.30%, 10/1/2039	7.10%, 1/1/2041	7.95%, 3/1/2036	5.75%, 7/1/2034	6.26%, 4/1/2049

MARKET VALUE	$3,010,754	1,680,941	1,364,104	941,009	821,527

% OF NET ASSETS	6.9	3.9	3.1	2.2	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Municipal Bonds & Notes	98.3%
Short Term Investments	0.6
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

60

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR DB International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DB GLOBAL			DB GLOBAL
			GOVERNMENT EX-U.S.			GOVERNMENT EX-U.S.
	NET ASSET	MARKET	INFLATION-LINKED	NET ASSET	MARKET	INFLATION-LINKED
	VALUE	VALUE	BOND CAPPED INDEX	VALUE	VALUE	BOND CAPPED INDEX

SIX MONTHS	3.48%	2.99%	3.84%	N/A	N/A	N/A

ONE YEAR	−4.82%	−5.79%	−4.29%	−4.82%	−5.79%	−4.29%

THREE YEARS	11.22%	10.72%	13.26%	3.61%	3.45%	4.24%

FIVE YEARS	40.81%	38.01%	44.97%	7.08%	6.65%	7.71%

SINCE INCEPTION (1)	12.96%	12.36%	19.22%	2.12%	2.03%	3.08%

(1) For the period March 13, 2008 to December 31, 2013.

61

SPDR DB International Government Inflation-Protected Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

62

SPDR DB International Government Inflation-Protected Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

					UNITED KINGDOM
	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	REPUBLIC OF FRANCE,	TREASURY BOND,
DESCRIPTION	2.25%, 7/25/2020	1.00%, 7/25/2017	1.60%, 7/25/2015	3.15%, 7/25/2032	4.13%, 7/22/2030

MARKET VALUE	$37,988,124	36,047,149	30,673,409	25,925,080	25,274,356

% OF NET ASSETS	4.0	3.8	3.2	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	99.2%
Short Term Investments	0.6
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

63

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.3500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS 1-3 YEAR			BARCLAYS 1-3 YEAR
	NET ASSET	MARKET	GLOBAL TREASURY	NET ASSET	MARKET	GLOBAL TREASURY
	VALUE	VALUE	EX-US CAPPED INDEX	VALUE	VALUE	EX-US CAPPED INDEX

SIX MONTHS	3.21%	2.94%	3.39%	N/A	N/A	N/A

ONE YEAR	−2.34%	−2.34%	−2.04%	−2.34%	−2.34%	−2.04%

THREE YEARS	0.01%	−0.11%	1.17%	0.00%	−0.04%	0.39%

SINCE INCEPTION (1)	13.89%	13.95%	16.58%	2.66%	2.67%	3.14%

(1)	For the period January 15, 2009 to December 31, 2013.

64

SPDR Barclays Short Term International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

65

SPDR Barclays Short Term International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ITALY BUONI	GOVERNMENT	GOVERNMENT	GOVERNMENT	GOVERNMENT
	POLIENNALI	OF JAPAN	OF JAPAN	OF JAPAN	OF JAPAN
	DEL TESORO,	5 YEAR BOND,	10 YEAR BOND,	5 YEAR BOND,	5 YEAR BOND,
DESCRIPTION	2.25%, 5/15/2016	0.40%, 9/20/2015	1.80%, 3/20/2016	0.30%, 9/20/2016	0.30%, 6/20/2016

MARKET VALUE	$7,004,641	5,258,535	4,784,747	4,777,874	4,776,747

% OF NET ASSETS	2.9	2.2	2.0	2.0	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	96.6%
Short Term Investments	0.1
Other Assets & Liabilities	3.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

66

SPDR Barclays International Treasury Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
	NET ASSET	MARKET	TREASURY EX-US	NET ASSET	MARKET	TREASURY EX-US
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	3.51%	3.66%	3.79%	N/A	N/A	N/A

ONE YEAR	−3.66%	−3.53%	−3.15%	−3.66%	−3.53%	−3.15%

THREE YEARS	5.67%	6.35%	7.40%	1.85%	2.07%	2.41%

FIVE YEARS	17.20%	16.41%	20.21%	3.23%	3.09%	3.75%

SINCE INCEPTION (1)	26.90%	27.20%	32.50%	3.89%	3.92%	4.61%

(1)	For the period October 2, 2007 to December 31, 2013.

67

SPDR Barclays International Treasury Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

68

SPDR Barclays International Treasury Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	GOVERNMENT OF			GOVERNMENT OF	GOVERNMENT OF
	JAPAN 20 YEAR	KINGDOM OF	UNITED KINGDOM	JAPAN 10 YEAR	JAPAN 10 YEAR
	BOND,	DENMARK,	TREASURY BOND,	BOND,	BOND,
DESCRIPTION	2.30%, 6/20/2027	4.50%, 11/15/2039	1.00%, 9/7/2017	0.80%, 9/20/2023	0.60%, 3/20/2023

MARKET VALUE	$18,810,641	17,730,477	16,259,064	14,379,035	14,353,280

% OF NET ASSETS	0.9	0.9	0.8	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	97.9%
Short Term Investments	0.1
Other Assets & Liabilities	2.0

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

69

SPDR Barclays International Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS GLOBAL			BARCLAYS GLOBAL
			AGGREGATE EX-USD			AGGREGATE EX-USD
	NET ASSET	MARKET	> $1B: CORPORATE	NET ASSET	MARKET	> $1B: CORPORATE
	VALUE	VALUE	BOND INDEX	VALUE	VALUE	BOND INDEX

SIX MONTHS	8.11%	7.82%	8.19%	N/A	N/A	N/A

ONE YEAR	5.08%	4.86%	5.43%	5.08%	4.86%	5.43%

THREE YEARS	19.24%	20.50%	20.53%	6.04%	6.41%	6.42%

SINCE INCEPTION (1)	30.47%	31.00%	32.53%	7.62%	7.74%	8.09%

(1)	For the period May 19, 2010 to December 31, 2013.

70

SPDR Barclays International Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

71

SPDR Barclays International Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

COOPERATIEVE
	COOPERATIEVE			COOPERATIEVE	CENTRALE
	CENTRALE RAIFFEISEN-			CENTRALE RAIFFEISEN-	RAIFFEISEN-
	BOERENLEENBANK			BOERENLEENBANK	BOERENLEENBANK
	BA/NETHERLANDS,	DEUTSCHE BANK AG,	DEUTSCHE BANK AG,	BA/NETHERLANDS,	BA/NETHERLANDS,
DESCRIPTION	3.88%, 4/20/2016	2.38%, 1/11/2023	5.13%, 8/31/2017	4.13%, 1/12/2021	4.13%, 7/14/2025

MARKET VALUE	$1,395,326	1,361,155	1,257,800	1,141,491	1,133,711

% OF NET ASSETS	0.6	0.6	0.5	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.4%
Short Term Investments	1.0
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

72

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS EM			BARCLAYS EM
			LOCAL CURRENCY			LOCAL CURRENCY
	NET ASSET	MARKET	GOVERNMENT	NET ASSET	MARKET	GOVERNMENT
	VALUE	VALUE	DIVERSIFIED INDEX	VALUE	VALUE	DIVERSIFIED INDEX

SIX MONTHS	0.38%	1.60%	1.05%	N/A	N/A	N/A

ONE YEAR	−5.89%	−6.04%	−5.05%	−5.89%	−6.04%	−5.05%

SINCE INCEPTION (1)	7.82%	8.65%	11.03%	2.67%	2.95%	3.74%

(1)	For the period February 23, 2011 to December 31, 2013.

73

SPDR Barclays Emerging Markets Local Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED IN NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

74

SPDR Barclays Emerging Markets Local Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	BRAZIL LETRAS DO	BRAZIL LETRAS DO	BRAZIL LETRAS DO	BRAZIL NOTAS DO
	TESOURO NACIONAL,	TESOURO NACIONAL,	TESOURO NACIONAL,	TESOURO NACIONAL	KOREA TREASURY
	ZERO COUPON,	ZERO COUPON,	ZERO COUPON,	SERIES F,	BOND,
DESCRIPTION	7/1/2016	7/1/2015	1/1/2015	10.00%, 1/1/2017	2.75%, 12/10/2015

MARKET VALUE	$3,307,321	3,305,961	2,185,091	2,137,928	2,096,231

% OF NET ASSETS	1.8	1.8	1.2	1.2	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Foreign Government Obligations	95.6%
Short Term Investments	0.3
Other Assets & Liabilities	4.1

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

75

SPDR Barclays High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS			BARCLAYS
	NET ASSET	MARKET	HIGH YIELD VERY	NET ASSET	MARKET	HIGH YIELD VERY
	VALUE	VALUE	LIQUID INDEX	VALUE	VALUE	LIQUID INDEX

SIX MONTHS	5.91%	6.32%	6.12%	N/A	N/A	N/A

ONE YEAR	5.89%	5.84%	6.59%	5.89%	5.84%	6.59%

THREE YEARS	26.73%	26.24%	30.41%	8.22%	8.08%	9.25%

FIVE YEARS	117.46%	102.18%	145.38%	16.81%	15.12%	19.66%

SINCE INCEPTION (1)	52.26%	52.77%	77.46%	7.14%	7.20%	9.87%

(1) For the period November 28, 2007 to December 31, 2013.

76

SPDR Barclays High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUES)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

77

SPDR Barclays High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

					REYNOLDS
					GROUP ISSUER,
					INC./REYNOLDS
					GROUP ISSUER
					LLC/REYNOLDS
	FIRST DATA CORP.,	SPRINT CORP.,	SPRINT NEXTEL CORP.,	HCA, INC.,	GROUP ISSUER LU,
DESCRIPTION	12.63%, 1/15/2021	7.88%, 9/15/2023	9.00%, 11/15/2018	6.50%, 2/15/2020	5.75%, 10/15/2020

MARKET VALUE	$72,176,235	60,289,225	56,315,675	52,136,786	49,488,360

% OF NET ASSETS	0.7	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.7%
Short Term Investments	1.0
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

78

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.40%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS US HIGH			BARCLAYS US HIGH
			YIELD 350MN CASH			YIELD 350MN CASH
	NET ASSET	MARKET	PAY 0-5 YR 2%	NET ASSET	MARKET	PAY 0-5 YR 2%
	VALUE	VALUE	CAPPED INDEX	VALUE	VALUE	CAPPED INDEX

SIX MONTHS	5.32%	5.36%	5.65%	N/A	N/A	N/A

ONE YEAR	6.84%	6.57%	7.74%	6.84%	6.57%	7.74%

SINCE INCEPTION (1)	13.61%	14.20%	16.33%	7.33%	7.64%	8.77%

(1)	For the period March 14, 2012 to December 31, 2013.

79

SPDR Barclays Short Term High Yield Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

80

SPDR Barclays Short Term High Yield Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	ICAHN ENTERPRISES
	LP/ICAHN ENTERPRISES	SPRINGLEAF FINANCE	CONSOL ENERGY,
	FINANCE CORP.,	CORP.,	INC.,	SABINE PASS LNG LP,	SPRINT NEXTEL CORP.,
DESCRIPTION	8.00%, 1/15/2018	6.90%, 12/15/2017	8.00%, 4/1/2017	7.50%, 11/30/2016	6.00%, 12/1/2016

MARKET VALUE	$24,284,000	24,253,670	21,359,512	20,724,200	20,024,437

% OF NET ASSETS	0.8	0.8	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	96.4%
Short Term Investments	2.4
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

81

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.1500%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BARCLAYS U.S.			BARCLAYS U.S.
			DOLLAR FLOATING			DOLLAR FLOATING
	NET ASSET	MARKET	RATE NOTE	NET ASSET	MARKET	RATE NOTE
	VALUE	VALUE	< 5 YEARS INDEX	VALUE	VALUE	< 5 YEARS INDEX

SIX MONTHS	0.65%	0.00%	0.60%	N/A	N/A	N/A

ONE YEAR	1.10%	0.86%	1.14%	1.10%	0.86%	1.14%

SINCE INCEPTION (1)	4.43%	4.75%	5.06%	2.10%	2.25%	2.39%

(1)	For the period November 30, 2011 to December 31, 2013.

82

SPDR Barclays Investment Grade Floating Rate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

83

SPDR Barclays Investment Grade Floating Rate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	THE GOLDMAN SACHS	THE TORONTO-	JPMORGAN		JPMORGAN
	GROUP, INC.,	DOMINION BANK,	CHASE & CO.,	KOMMUNALBANKEN AS,	CHASE & CO.,
DESCRIPTION	0.70%, 3/22/2016	0.42%, 5/1/2015	0.69%, 4/23/2015	0.63%, 3/27/2017	0.99%, 5/2/2014

MARKET VALUE	$5,761,165	4,153,980	3,821,510	3,778,470	3,237,487

% OF NET ASSETS	1.6	1.2	1.1	1.1	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	97.6%
Foreign Government Obligations	1.6
Short Term Investments	5.8
Other Assets & Liabilities	(5.0)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

84

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.5000%.

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			EMERGING MARKETS			EMERGING MARKETS
	NET ASSET	MARKET	DIVERSIFIED	NET ASSET	MARKET	DIVERSIFIED
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	2.78%	2.74%	2.94%	N/A	N/A	N/A

ONE YEAR	−3.48%	−3.04%	−2.50%	−3.48%	−3.04%	−2.50%

SINCE INCEPTION (1)	4.74%	4.85%	6.26%	3.05%	3.13%	4.03%

(1)	For the period June 18, 2012 to December 31, 2013.

85

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

86

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

	PETROBRAS
	INTERNATIONAL	PETROLEOS	GAZPROM OAO VIA	VTB BANK OJSC	CEMEX ESPANA
	FINANCE CO.,	MEXICANOS,	GAZ CAPITAL SA,	VIA VTB CAPITAL SA,	LUXEMBOURG,
DESCRIPTION	3.50%, 2/6/2017	5.50%, 1/21/2021	9.25%, 4/23/2019	6.00%, 4/12/2017	9.88%, 4/30/2019

MARKET VALUE	$504,575	430,000	369,000	318,750	285,625

% OF NET ASSETS	3.5	3.0	2.5	2.2	2.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.5%
Short Term Investments	14.9
Other Assets & Liabilities	(13.4)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

87

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2013 is 0.4000%.*

PERFORMANCE AS OF DECEMBER 31, 2013

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			BOFA MERRILL LYNCH			BOFA MERRILL LYNCH
			US DIVERSIFIED			US DIVERSIFIED
	NET ASSET	MARKET	CROSSOVER	NET ASSET	MARKET	CROSSOVER
	VALUE	VALUE	CORPORATE INDEX	VALUE	VALUE	CORPORATE INDEX

SIX MONTHS	3.48%	2.50%	3.58%	N/A	N/A	N/A

ONE YEAR	1.07%	−0.47%	2.04%	1.07%	−0.47%	2.04%

SINCE INCEPTION (1)	8.76%	8.19%	9.20%	5.61%	5.24%	5.90%

(1)	For the period June 18, 2012 to December 31, 2013.
*	SSgA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.30% until October 31, 2015.

88

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

Past Performance is not a guarantee of future results.

Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

89

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

			CHESAPEAKE ENERGY
	CIT GROUP, INC.,	SLM CORP.,	CORP.,	ARCELORMITTAL,	METROPCS WIRELESS, INC.,
DESCRIPTION	4.25%, 8/15/2017	6.00%, 1/25/2017	6.63%, 8/15/2020	5.00%, 2/25/2017	6.25%, 4/1/2021

MARKET VALUE	$260,312	216,500	195,562	187,687	181,562

% OF NET ASSETS	0.9	0.8	0.7	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF
NET ASSETS

Corporate Bonds & Notes	98.2%
Short Term Investments	19.1
Other Assets & Liabilities	(17.3)

TOTAL	100.0%

*	The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.

90

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 108.7%
Treasury Bills*
0.02%, 1/2/2014	$94,076,000	$94,076,000
0.04%, 3/6/2014	172,810,000	172,793,097
0.04%, 3/13/2014	120,124,000	120,113,808
0.04%, 2/6/2014	174,917,000	174,913,850
0.05%, 2/20/2014	120,124,000	120,120,664
0.05%, 2/13/2014	122,232,000	122,230,834
0.05%, 3/20/2014	120,124,000	120,108,384
0.06%, 3/27/2014	120,124,000	120,104,718
0.06%, 2/27/2014	120,124,000	120,119,629

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,164,577,489)		1,164,580,984

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b)(c) (Cost $831,804)	831,804	831,804

TOTAL INVESTMENTS — 108.8% (d)
(Cost $1,165,409,293)		1,165,412,788
OTHER ASSETS & LIABILITIES — (8.8)%		(94,171,899)

NET ASSETS — 100.0%		$1,071,240,889

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

91

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$14,365,847	$11,584,763
1.75%, 1/15/2028	10,474,421	11,245,234
2.00%, 1/15/2026	14,142,698	15,694,011
2.13%, 2/15/2040	9,850,959	11,085,383
2.13%, 2/15/2041	15,372,228	17,300,981
2.38%, 1/15/2025	20,849,156	24,018,854
2.38%, 1/15/2027	11,470,745	13,257,657
2.50%, 1/15/2029	9,250,183	10,892,090
3.38%, 4/15/2032 (a)	3,963,380	5,287,387
3.63%, 4/15/2028	14,563,588	19,312,628
3.88%, 4/15/2029	16,645,786	22,861,988
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	24,395,717	25,066,599
0.13%, 4/15/2017	27,454,428	28,239,350
0.13%, 4/15/2018	30,356,290	30,972,826
0.13%, 1/15/2022	25,599,656	24,627,637
0.13%, 7/15/2022	25,023,134	23,986,926
0.13%, 1/15/2023	24,929,945	23,570,515
0.38%, 7/15/2023	24,726,755	23,868,984
0.50%, 4/15/2015	13,752,382	14,064,011
0.63%, 7/15/2021	22,318,852	22,677,963
0.63%, 2/15/2043	14,040,795	10,828,963
1.13%, 1/15/2021	23,532,610	24,757,012
1.25%, 7/15/2020	20,838,115	22,319,497
1.38%, 7/15/2018	9,746,030	10,572,883
1.38%, 1/15/2020	12,314,140	13,239,670
1.63%, 1/15/2015	13,624,132	14,045,662
1.63%, 1/15/2018 (a)	10,995,077	11,958,905
1.88%, 7/15/2015	12,266,103	12,938,776
1.88%, 7/15/2019	9,985,055	11,105,278
2.00%, 1/15/2016	12,020,943	12,817,331
2.13%, 1/15/2019 (a)	9,647,257	10,779,266
2.38%, 1/15/2017	12,005,830	13,221,420
2.50%, 7/15/2016 (a)	13,899,336	15,261,054
2.63%, 7/15/2017 (a)	9,480,973	10,673,490

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $588,616,603)		574,134,994

	Shares
SHORT TERM INVESTMENTS — 3.4%
MONEY MARKET FUNDS — 3.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	19,539,431	19,539,431
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	297,680	297,680

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $19,837,111)		19,837,111

TOTAL INVESTMENTS — 102.9% (f)
(Cost $608,453,714)		593,972,105
OTHER ASSETS & LIABILITIES — (2.9)%		(16,775,642)

NET ASSETS — 100.0%		$577,196,463

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

92

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$583,043	$599,076
0.13%, 4/15/2017	656,077	674,834
0.13%, 4/15/2018	725,440	740,174
0.13%, 1/15/2022 (a)	611,947	588,712
0.13%, 7/15/2022	598,232	573,460
0.13%, 1/15/2023	596,005	563,505
0.38%, 7/15/2023 (a)	591,146	570,639
0.50%, 4/15/2015	328,721	336,169
0.63%, 7/15/2021 (a)	533,697	542,284
1.13%, 1/15/2021 (a)	562,691	591,967
1.25%, 7/15/2020	498,007	533,411
1.38%, 7/15/2018	232,874	252,631
1.38%, 1/15/2020	294,865	317,027
1.63%, 1/15/2015	325,375	335,442
1.63%, 1/15/2018	263,115	286,180
1.88%, 7/15/2015 (a)	292,994	309,062
1.88%, 7/15/2019 (a)	238,469	265,223
2.00%, 1/15/2016 (a)	287,138	306,161
2.13%, 1/15/2019	230,630	257,692
2.38%, 1/15/2017	287,232	316,315
2.50%, 7/15/2016 (a)	331,928	364,447
2.63%, 7/15/2017	226,516	255,007

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $9,889,245)		9,579,418

	Shares
SHORT TERM INVESTMENTS — 19.4%
MONEY MARKET FUNDS — 19.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,854,253	1,854,253
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	14,472	14,472

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,868,725)		1,868,725

TOTAL INVESTMENTS — 118.9% (f)
(Cost $11,757,970)		11,448,143
OTHER ASSETS & LIABILITIES — (18.9)%		(1,822,996)

NET ASSETS — 100.0%		$9,625,147

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

93

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds
7.25%, 5/15/2016	$91,000	$105,383
7.50%, 11/15/2016 (a)	70,000	83,433
8.75%, 5/15/2017	35,000	43,990
8.88%, 8/15/2017	35,000	44,658
9.00%, 11/15/2018	25,000	33,631
9.13%, 5/15/2018	15,000	19,895
9.25%, 2/15/2016	21,000	24,905
9.88%, 11/15/2015	21,000	24,719
10.63%, 8/15/2015	14,000	16,331
11.25%, 2/15/2015	42,000	47,187
Treasury Notes
0.13%, 4/30/2015	190,000	189,770
0.25%, 1/15/2015	161,000	161,138
0.25%, 1/31/2015 (a)	200,000	200,164
0.25%, 2/15/2015 (a)	175,000	175,122
0.25%, 2/28/2015	175,000	175,116
0.25%, 3/31/2015	175,000	175,089
0.25%, 5/15/2015	200,000	200,126
0.25%, 5/31/2015	175,000	175,084
0.25%, 7/15/2015	175,000	174,998
0.25%, 7/31/2015	182,000	182,002
0.25%, 8/15/2015	155,000	154,943
0.25%, 9/15/2015	175,000	174,849
0.25%, 9/30/2015 (a)	175,000	174,830
0.25%, 10/15/2015	140,000	139,811
0.25%, 10/31/2015	175,000	174,748
0.25%, 11/30/2015 (a)	175,000	174,652
0.25%, 12/15/2015	175,000	174,610
0.25%, 12/31/2015	125,000	124,488
0.25%, 4/15/2016	175,000	174,074
0.25%, 5/15/2016	175,000	173,924
0.38%, 3/15/2015	175,000	175,354
0.38%, 4/15/2015	175,000	175,397
0.38%, 6/15/2015	161,000	161,351
0.38%, 6/30/2015	175,000	175,359
0.38%, 8/31/2015	175,000	175,256
0.38%, 11/15/2015 (a)	140,000	140,092
0.38%, 1/15/2016	175,000	174,930
0.38%, 2/15/2016 (a)	140,000	139,885
0.38%, 3/15/2016	155,000	154,764
0.50%, 6/15/2016	155,000	154,836
0.50%, 12/15/2016	100,000	99,590
0.50%, 7/31/2017	175,000	171,320
0.63%, 7/15/2016	175,000	175,206
0.63%, 8/15/2016	151,000	151,018
0.63%, 10/15/2016	150,000	149,729
0.63%, 11/15/2016 (a)	160,000	159,509
0.63%, 5/31/2017	175,000	172,730
0.63%, 8/31/2017	175,000	171,721
0.63%, 9/30/2017	140,000	137,056
0.63%, 11/30/2017	175,000	170,639
0.63%, 4/30/2018	175,000	168,772
0.75%, 6/30/2017	175,000	173,182
0.75%, 10/31/2017	175,000	171,815
0.75%, 12/31/2017	210,000	205,344
0.75%, 2/28/2018	175,000	170,392
0.75%, 3/31/2018	175,000	170,023
0.88%, 9/15/2016	151,000	151,903
0.88%, 11/30/2016	182,000	182,595
0.88%, 12/31/2016	189,000	189,425
0.88%, 1/31/2017	175,000	175,187
0.88%, 2/28/2017	196,000	195,963
0.88%, 4/30/2017	200,000	199,410
0.88%, 1/31/2018	140,000	137,315
1.00%, 8/31/2016	168,000	169,574
1.00%, 9/30/2016	168,000	169,457
1.00%, 10/31/2016	203,000	204,547
1.00%, 3/31/2017	210,000	210,475
1.00%, 5/31/2018	155,000	151,618
1.25%, 8/31/2015	175,000	177,798
1.25%, 9/30/2015	210,000	213,314
1.25%, 10/31/2015	175,000	177,907
1.25%, 10/31/2018 (a)	150,000	147,059
1.25%, 11/30/2018 (a)	175,000	171,244
1.38%, 11/30/2015	175,000	178,398
1.38%, 6/30/2018	175,000	173,666
1.38%, 7/31/2018	175,000	173,421
1.38%, 9/30/2018	300,000	296,301
1.38%, 11/30/2018 (a)	75,000	73,883
1.38%, 12/31/2018	100,000	98,344
1.50%, 6/30/2016	182,000	186,222
1.50%, 7/31/2016	168,000	171,822
1.50%, 8/31/2018	250,000	248,727
1.50%, 12/31/2018	150,000	149,595
1.75%, 7/31/2015	189,000	193,417
1.75%, 5/31/2016	99,000	101,872
1.75%, 10/31/2018	50,000	50,222
1.88%, 6/30/2015	211,000	216,140
1.88%, 8/31/2017 (a)	175,000	179,659
1.88%, 9/30/2017	140,000	143,587
1.88%, 10/31/2017	105,000	107,633
2.00%, 1/31/2016	168,000	173,529
2.00%, 4/30/2016	154,000	159,327
2.13%, 5/31/2015	239,000	245,379
2.13%, 12/31/2015	168,000	173,774
2.13%, 2/29/2016	105,000	108,835
2.25%, 1/31/2015	238,000	243,307
2.25%, 3/31/2016 (a)	105,000	109,200
2.25%, 11/30/2017	105,000	108,993
2.25%, 7/31/2018	35,000	36,084
2.38%, 2/28/2015	266,000	272,682
2.38%, 3/31/2016	105,000	109,532
2.38%, 7/31/2017	105,000	109,724
2.38%, 5/31/2018 (a)	70,000	72,669
2.38%, 6/30/2018	70,000	72,597
2.50%, 3/31/2015	218,000	224,200
2.50%, 4/30/2015	210,000	216,348
2.50%, 6/30/2017	140,000	146,938
2.63%, 2/29/2016	84,000	88,000
2.63%, 4/30/2016	91,000	95,459
2.63%, 1/31/2018	70,000	73,613
2.63%, 4/30/2018 (a)	50,000	52,482
2.75%, 11/30/2016	147,000	155,372
2.75%, 5/31/2017 (a)	70,000	74,110
2.75%, 12/31/2017	84,000	88,784
2.75%, 2/28/2018	70,000	73,950

See accompanying notes to financial statements.

94

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.88%, 3/31/2018	$70,000	$74,196
3.00%, 8/31/2016	154,000	163,583
3.00%, 9/30/2016	126,000	133,928
3.00%, 2/28/2017	105,000	111,879
3.13%, 10/31/2016	175,000	186,755
3.13%, 1/31/2017 (a)	161,000	172,122
3.13%, 4/30/2017	85,000	91,004
3.25%, 5/31/2016	77,000	82,000
3.25%, 6/30/2016	112,000	119,491
3.25%, 7/31/2016	154,000	164,418
3.25%, 12/31/2016	126,000	135,146
3.25%, 3/31/2017	140,000	150,489
3.50%, 2/15/2018	140,000	152,006
3.75%, 11/15/2018	150,000	164,645
3.88%, 5/15/2018	70,000	77,162
4.00%, 2/15/2015	175,000	182,450
4.00%, 8/15/2018	75,000	83,198
4.13%, 5/15/2015	147,000	154,835
4.25%, 8/15/2015	168,000	178,765
4.25%, 11/15/2017 (a)	105,000	116,922
4.50%, 11/15/2015 (a)	140,000	150,844
4.50%, 2/15/2016	133,000	144,507
4.50%, 5/15/2017	91,000	101,558
4.63%, 11/15/2016	126,000	139,860
4.63%, 2/15/2017	91,000	101,483
4.75%, 8/15/2017	70,000	79,094
4.88%, 8/15/2016	112,000	124,419
5.13%, 5/15/2016	98,000	108,589

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $20,866,388)		20,836,876

	Shares
SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,007,259	1,007,259
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	657,347	657,347

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $1,664,606)		1,664,606

TOTAL INVESTMENTS — 107.3% (f)
(Cost $22,530,994)		22,501,482
OTHER ASSETS & LIABILITIES — (7.3)%		(1,538,104)

NET ASSETS — 100.0%		$20,963,378

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

95

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.5%
Treasury Bonds
6.25%, 8/15/2023 (a)	$210,000	$269,734
7.13%, 2/15/2023	187,000	252,143
7.25%, 5/15/2016	363,000	420,376
7.25%, 8/15/2022	178,000	240,466
7.50%, 11/15/2016 (a)	235,000	280,096
7.63%, 11/15/2022	158,000	218,912
7.88%, 2/15/2021 (a)	122,000	165,959
8.00%, 11/15/2021	298,000	413,892
8.13%, 8/15/2019	275,000	366,352
8.13%, 5/15/2021	56,000	77,512
8.13%, 8/15/2021 (a)	56,000	77,892
8.50%, 2/15/2020	122,000	167,230
8.75%, 5/15/2017	188,000	236,292
8.75%, 5/15/2020 (a)	100,000	139,514
8.75%, 8/15/2020 (a)	187,000	262,398
8.88%, 8/15/2017	122,000	155,663
8.88%, 2/15/2019 (a)	188,000	254,099
9.00%, 11/15/2018	144,000	193,716
9.13%, 5/15/2018	199,000	263,940
9.25%, 2/15/2016	145,000	171,963
9.88%, 11/15/2015	167,000	196,576
10.63%, 8/15/2015	103,000	120,148
11.25%, 2/15/2015	320,000	359,517
Treasury Notes
0.13%, 4/30/2015	1,022,000	1,020,763
0.25%, 1/15/2015	629,000	629,541
0.25%, 1/31/2015 (a)	936,000	936,768
0.25%, 2/15/2015	2,472,000	2,473,730
0.25%, 2/28/2015 (a)	1,760,000	1,761,162
0.25%, 3/31/2015	1,784,000	1,784,910
0.25%, 5/15/2015	1,013,000	1,013,638
0.25%, 5/31/2015	1,022,000	1,022,491
0.25%, 7/15/2015	843,000	842,992
0.25%, 7/31/2015	1,030,000	1,030,010
0.25%, 8/15/2015	1,534,000	1,533,432
0.25%, 9/15/2015	784,000	783,326
0.25%, 9/30/2015 (a)	848,000	847,177
0.25%, 10/15/2015	784,000	782,942
0.25%, 10/31/2015	676,000	675,027
0.25%, 11/30/2015 (a)	848,000	846,312
0.25%, 12/15/2015	784,000	782,252
0.25%, 12/31/2015	1,000,000	995,900
0.25%, 4/15/2016	784,000	779,853
0.25%, 5/15/2016	942,000	936,207
0.38%, 3/15/2015	878,000	879,774
0.38%, 4/15/2015	1,062,000	1,064,411
0.38%, 6/15/2015	827,000	828,803
0.38%, 6/30/2015	1,760,000	1,763,608
0.38%, 8/31/2015	760,000	761,110
0.38%, 11/15/2015 (a)	784,000	784,518
0.38%, 1/15/2016	760,000	759,696
0.38%, 2/15/2016 (a)	760,000	759,377
0.38%, 3/15/2016	784,000	782,808
0.50%, 6/15/2016	2,620,000	2,617,223
0.50%, 12/15/2016	1,000,000	995,900
0.50%, 7/31/2017	1,590,000	1,556,562
0.63%, 7/15/2016	690,000	690,814
0.63%, 8/15/2016	760,000	760,091
0.63%, 10/15/2016	1,508,000	1,505,271
0.63%, 11/15/2016 (a)	634,000	632,054
0.63%, 5/31/2017	1,670,000	1,648,340
0.63%, 8/31/2017	1,534,000	1,505,253
0.63%, 9/30/2017	690,000	675,489
0.63%, 11/30/2017	1,550,000	1,511,374
0.63%, 4/30/2018	746,000	719,450
0.75%, 6/30/2017	837,000	828,304
0.75%, 10/31/2017	1,588,000	1,559,098
0.75%, 12/31/2017	670,000	655,146
0.75%, 2/28/2018	760,000	739,989
0.75%, 3/31/2018	784,000	761,703
0.88%, 9/15/2016	848,000	853,071
0.88%, 11/30/2016	919,000	922,005
0.88%, 12/31/2016	1,699,000	1,702,823
0.88%, 1/31/2017	820,000	820,877
0.88%, 2/28/2017	1,650,000	1,649,687
0.88%, 4/30/2017	1,670,000	1,665,074
0.88%, 1/31/2018	647,000	634,591
0.88%, 7/31/2019	356,000	335,270
1.00%, 8/31/2016	919,000	927,611
1.00%, 9/30/2016	2,627,000	2,649,776
1.00%, 10/31/2016	1,627,000	1,639,398
1.00%, 3/31/2017	847,000	848,914
1.00%, 5/31/2018	1,639,000	1,603,237
1.00%, 6/30/2019	406,000	386,074
1.00%, 8/31/2019	534,000	505,030
1.00%, 9/30/2019	550,000	519,244
1.00%, 11/30/2019	550,000	516,752
1.13%, 5/31/2019	430,000	412,821
1.13%, 12/31/2019	708,000	668,706
1.13%, 3/31/2020	639,000	598,781
1.13%, 4/30/2020	708,000	661,711
1.25%, 8/31/2015	891,000	905,247
1.25%, 9/30/2015	883,000	896,934
1.25%, 10/31/2015	898,000	912,916
1.25%, 10/31/2018 (a)	718,000	703,920
1.25%, 11/30/2018 (a)	1,676,000	1,640,033
1.25%, 1/31/2019 (a)	502,000	489,581
1.25%, 4/30/2019	335,000	324,592
1.25%, 10/31/2019 (a)	321,000	307,014
1.25%, 2/29/2020	617,000	584,058
1.38%, 11/30/2015	928,000	946,022
1.38%, 6/30/2018	690,000	684,742
1.38%, 7/31/2018	690,000	683,776
1.38%, 9/30/2018	1,873,000	1,849,906
1.38%, 11/30/2018 (a)	343,000	337,889
1.38%, 12/31/2018	431,000	423,863
1.38%, 2/28/2019	1,320,000	1,292,861
1.38%, 1/31/2020 (a)	568,000	543,269
1.38%, 5/31/2020	588,000	557,212
1.50%, 6/30/2016	903,000	923,950
1.50%, 7/31/2016	919,000	939,907
1.50%, 8/31/2018	2,146,000	2,135,077
1.50%, 12/31/2018	1,250,000	1,246,625
1.50%, 3/31/2019	320,000	314,733
1.63%, 8/15/2022 (a)	716,000	650,414
1.63%, 11/15/2022	1,366,000	1,232,801

See accompanying notes to financial statements.

96

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.75%, 7/31/2015	$1,769,000	$1,810,342
1.75%, 5/31/2016	689,000	708,988
1.75%, 10/31/2018 (a)	387,000	388,718
1.75%, 10/31/2020	1,508,000	1,446,579
1.75%, 5/15/2022	1,021,000	943,914
1.75%, 5/15/2023	2,404,000	2,166,557
1.88%, 6/30/2015	764,000	782,611
1.88%, 8/31/2017 (a)	815,000	836,695
1.88%, 9/30/2017	680,000	697,422
1.88%, 10/31/2017	683,000	700,130
1.88%, 6/30/2020	480,000	468,302
2.00%, 1/31/2016	807,000	833,558
2.00%, 4/30/2016	614,000	635,238
2.00%, 7/31/2020 (a)	550,000	540,160
2.00%, 9/30/2020 (a)	598,000	584,461
2.00%, 11/30/2020 (a)	1,424,000	1,386,079
2.00%, 11/15/2021	1,055,000	1,006,776
2.00%, 2/15/2022 (a)	870,000	825,404
2.00%, 2/15/2023	1,550,000	1,437,610
2.13%, 5/31/2015	1,976,000	2,028,739
2.13%, 12/31/2015	870,000	899,902
2.13%, 2/29/2016	431,000	446,740
2.13%, 8/31/2020	634,000	625,866
2.13%, 8/15/2021	1,036,000	1,003,511
2.25%, 1/31/2015	837,000	855,665
2.25%, 3/31/2016 (a)	612,000	636,480
2.25%, 11/30/2017	521,000	540,814
2.25%, 7/31/2018	279,000	287,638
2.38%, 2/28/2015	1,238,000	1,269,099
2.38%, 3/31/2016	394,000	411,005
2.38%, 7/31/2017	695,000	726,268
2.38%, 5/31/2018 (a)	408,000	423,557
2.38%, 6/30/2018	406,000	421,063
2.38%, 12/31/2020	1,000,000	988,670
2.50%, 3/31/2015	1,240,000	1,275,266
2.50%, 4/30/2015	1,014,000	1,044,653
2.50%, 6/30/2017	497,000	521,631
2.50%, 8/15/2023	2,642,000	2,536,848
2.63%, 2/29/2016	307,000	321,619
2.63%, 4/30/2016	311,000	326,239
2.63%, 1/31/2018	360,000	378,583
2.63%, 4/30/2018 (a)	489,000	513,274
2.63%, 8/15/2020 (a)	916,000	934,815
2.63%, 11/15/2020	2,485,000	2,525,332
2.75%, 11/30/2016	797,000	842,389
2.75%, 5/31/2017 (a)	555,000	587,590
2.75%, 12/31/2017	516,000	545,386
2.75%, 2/28/2018	446,000	471,168
2.75%, 2/15/2019	735,000	770,170
2.75%, 11/15/2023 (a)	924,000	903,820
2.88%, 3/31/2018 (a)	442,000	468,493
3.00%, 8/31/2016	665,000	706,383
3.00%, 9/30/2016	482,000	512,327
3.00%, 2/28/2017	415,000	442,187
3.13%, 10/31/2016	1,496,000	1,596,486
3.13%, 1/31/2017 (a)	796,000	850,988
3.13%, 4/30/2017	554,000	593,135
3.13%, 5/15/2019	737,000	785,443
3.13%, 5/15/2021	872,000	908,938
3.25%, 5/31/2016	284,000	302,443
3.25%, 6/30/2016	584,000	623,058
3.25%, 7/31/2016	535,000	571,193
3.25%, 12/31/2016	558,000	598,505
3.25%, 3/31/2017 (a)	485,000	521,336
3.38%, 11/15/2019 (a)	936,000	1,006,864
3.50%, 2/15/2018	625,000	678,600
3.50%, 5/15/2020	1,677,000	1,809,265
3.63%, 8/15/2019	715,000	779,143
3.63%, 2/15/2020 (a)	1,069,000	1,163,671
3.63%, 2/15/2021	1,100,000	1,186,988
3.75%, 11/15/2018	745,000	817,734
3.88%, 5/15/2018	365,000	402,343
4.00%, 2/15/2015	837,000	872,631
4.00%, 8/15/2018	275,000	305,057
4.13%, 5/15/2015	1,562,000	1,645,255
4.25%, 8/15/2015	803,000	854,456
4.25%, 11/15/2017 (a)	388,000	432,053
4.50%, 11/15/2015	607,000	654,018
4.50%, 2/15/2016	532,000	578,029
4.50%, 5/15/2017	392,000	437,480
4.63%, 11/15/2016	607,000	673,770
4.63%, 2/15/2017	328,000	365,786
4.75%, 8/15/2017	369,000	416,940
4.88%, 8/15/2016	475,000	527,668
5.13%, 5/15/2016	355,000	393,357

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $167,315,046)		166,323,151

	Shares
SHORT TERM INVESTMENTS — 9.7%
MONEY MARKET FUNDS — 9.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	12,428,498	12,428,498
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	3,627,328	3,627,328

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $16,055,826)		16,055,826

TOTAL INVESTMENTS — 110.2% (f)
(Cost $183,370,872)		182,378,977
OTHER ASSETS & LIABILITIES — (10.2)%		(16,952,949)

NET ASSETS — 100.0%		$165,426,028

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

97

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 98.9%
Treasury Bonds
2.75%, 8/15/2042	$1,911,000	$1,514,353
2.75%, 11/15/2042	2,131,000	1,684,769
2.88%, 5/15/2043	2,360,000	1,912,544
3.00%, 5/15/2042	1,024,000	858,757
3.13%, 11/15/2041	1,386,000	1,197,102
3.13%, 2/15/2042	1,513,000	1,304,387
3.13%, 2/15/2043	2,118,000	1,813,304
3.50%, 2/15/2039	801,000	754,350
3.63%, 8/15/2043 (a)	2,382,000	2,249,132
3.75%, 8/15/2041	1,060,000	1,033,352
3.75%, 11/15/2043	1,550,000	1,497,812
3.88%, 8/15/2040	1,156,000	1,156,289
4.25%, 5/15/2039	667,000	711,269
4.25%, 11/15/2040	1,200,000	1,276,908
4.38%, 2/15/2038	411,000	447,332
4.38%, 11/15/2039	968,000	1,051,897
4.38%, 5/15/2040	1,127,000	1,224,362
4.38%, 5/15/2041 (a)	811,000	879,911
4.50%, 2/15/2036	845,000	940,324
4.50%, 5/15/2038	523,000	579,929
4.50%, 8/15/2039	805,000	892,294
4.63%, 2/15/2040	1,261,000	1,423,896
4.75%, 2/15/2037	254,000	292,235
4.75%, 2/15/2041	1,106,000	1,272,541
5.00%, 5/15/2037	355,000	422,443
5.25%, 11/15/2028 (a)	475,000	571,700
5.25%, 2/15/2029 (a)	425,000	511,488
5.38%, 2/15/2031	762,000	933,800
5.50%, 8/15/2028 (a)	361,000	444,842
6.00%, 2/15/2026	454,000	579,595
6.13%, 11/15/2027 (a)	587,000	763,658
6.13%, 8/15/2029 (a)	261,000	342,766
6.25%, 5/15/2030 (a)	466,000	622,376
6.38%, 8/15/2027	271,000	359,777
6.50%, 11/15/2026	283,000	377,983
6.63%, 2/15/2027	225,000	304,033
6.75%, 8/15/2026 (a)	221,000	300,615
6.88%, 8/15/2025 (a)	235,000	319,985
7.50%, 11/15/2024 (a)	276,000	389,924
7.63%, 2/15/2025	234,000	334,316

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $42,048,125)		35,548,350

	Shares
SHORT TERM INVESTMENTS — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	4,810,693	4,810,693
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	101,732	101,732

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $4,912,425)		4,912,425

TOTAL INVESTMENTS — 112.6% (f)
(Cost $46,960,550)		40,460,775
OTHER ASSETS & LIABILITIES — (12.6)%		(4,516,568)

NET ASSETS — 100.0%		$35,944,207

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

98

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 0.7%
Exelis, Inc. 4.25%, 10/1/2016	$2,260,000	$2,381,940
General Dynamics Corp.:
1.38%, 1/15/2015 (a)	2,413,000	2,435,206
2.25%, 7/15/2016	1,500,000	1,551,264
L-3 Communications Corp. 3.95%, 11/15/2016	1,231,000	1,309,528
Lockheed Martin Corp.:
2.13%, 9/15/2016	2,918,000	3,000,203
7.65%, 5/1/2016	250,000	285,393
Precision Castparts Corp. 0.70%, 12/20/2015	2,100,000	2,102,632
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,060,693
The Boeing Co. 3.50%, 2/15/2015	3,055,000	3,156,870
United Technologies Corp. 4.88%, 5/1/2015	4,075,000	4,307,891

		21,591,620

AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 10/1/2014 (a)	1,620,000	1,671,728
UAL 2009-1 Pass Through Trust 10.40%, 5/1/2018	23,127	26,423

		1,698,151

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.50%, 1/15/2016	2,473,000	2,688,335

AUTOMOBILES — 0.1%
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	50,614
PACCAR Financial Corp.:
0.75%, 8/14/2015	810,000	812,139
0.80%, 2/8/2016	1,000,000	995,523
1.05%, 6/5/2015	1,000,000	1,003,032

		2,861,308

BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC 5.00%, 1/15/2015 (a)	500,000	522,932
Anheuser-Busch InBev Finance, Inc. 0.80%, 1/15/2016	4,400,000	4,403,049
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	6,050,000	6,069,818
1.38%, 7/15/2017	5,000,000	4,980,637
2.88%, 2/15/2016 (a)	800,000	833,726
3.63%, 4/15/2015	1,724,000	1,791,623
4.13%, 1/15/2015	6,389,000	6,622,842
Beam, Inc. 5.38%, 1/15/2016	2,663,000	2,885,376
Brown-Forman Corp. 2.50%, 1/15/2016	1,236,000	1,281,837
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	3,025,000	3,096,079
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,141,012
Diageo Capital PLC:
0.63%, 4/29/2016 (a)	4,535,000	4,504,703
1.50%, 5/11/2017	5,100,000	5,102,022
5.50%, 9/30/2016	250,000	279,208
Diageo Finance BV 5.30%, 10/28/2015	700,000	757,804
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	2,400,000	2,503,429
PepsiCo, Inc.:
0.70%, 8/13/2015	3,475,000	3,484,727
0.70%, 2/26/2016	2,437,000	2,438,783
0.75%, 3/5/2015	3,500,000	3,507,551
2.50%, 5/10/2016 (a)	5,500,000	5,722,492
3.10%, 1/15/2015	4,625,000	4,742,815
The Coca-Cola Co.:
0.75%, 3/13/2015	2,000,000	2,003,918
0.75%, 11/1/2016 (a)	2,867,000	2,854,539
1.50%, 11/15/2015	3,325,000	3,388,392
1.80%, 9/1/2016	5,650,000	5,793,369

		82,712,683

BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.13%, 5/15/2017	5,000,000	5,091,141
2.30%, 6/15/2016	2,172,000	2,231,466
2.50%, 11/15/2016	450,000	466,262
Celgene Corp. 2.45%, 10/15/2015	2,040,000	2,091,719
Genentech, Inc. 4.75%, 7/15/2015	4,882,000	5,192,976
Genzyme Corp. 3.63%, 6/15/2015	3,500,000	3,656,548
Gilead Sciences, Inc. 3.05%, 12/1/2016	855,000	899,803
Life Technologies Corp.:
3.50%, 1/15/2016	1,760,000	1,840,716
4.40%, 3/1/2015	2,050,000	2,125,360

		23,595,991

BUILDING MATERIALS — 0.3%
CRH America, Inc.:
4.13%, 1/15/2016	2,000,000	2,110,586
6.00%, 9/30/2016	5,200,000	5,824,996

		7,935,582

CAPITAL MARKETS — 6.1%
BlackRock, Inc. 1.38%, 6/1/2015	2,000,000	2,020,813
BNY Mellon NA 5.45%, 4/1/2016 (a)	1,508,000	1,647,505
Deutsche Bank Financial LLC 5.38%, 3/2/2015 (a)	3,500,000	3,642,607
HSBC Finance Capital Trust IX 5.91%, 11/30/2035	2,870,000	2,970,450
Jefferies Group LLC:
3.88%, 11/9/2015	3,000,000	3,141,936
5.50%, 3/15/2016 (a)	2,268,000	2,447,790

See accompanying notes to financial statements.

99

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Morgan Stanley:
1.75%, 2/25/2016	$5,409,000	$5,481,665
3.45%, 11/2/2015	6,900,000	7,195,688
3.80%, 4/29/2016	9,100,000	9,616,477
4.00%, 7/24/2015	6,382,000	6,674,675
4.10%, 1/26/2015	7,403,000	7,647,612
4.75%, 3/22/2017	150,000	163,368
5.38%, 10/15/2015	9,392,000	10,103,601
5.45%, 1/9/2017	1,000,000	1,105,719
5.55%, 4/27/2017	150,000	167,348
5.75%, 10/18/2016	5,528,000	6,166,563
6.00%, 4/28/2015	11,200,000	11,914,210
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	4,250,000	4,262,554
0.70%, 3/4/2016	1,750,000	1,741,888
1.20%, 2/20/2015	4,270,000	4,300,615
2.30%, 7/28/2016	615,000	635,023
3.10%, 1/15/2015	1,400,000	1,437,878
4.95%, 3/15/2015	2,327,000	2,445,325
The Bear Stearns Cos. LLC 5.55%, 1/22/2017	600,000	663,109
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	1,000,269
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	8,340,000	8,428,013
3.30%, 5/3/2015	13,200,000	13,599,827
3.63%, 2/7/2016	15,150,000	15,888,296
3.70%, 8/1/2015	12,115,000	12,620,496
5.13%, 1/15/2015	11,622,000	12,126,606
5.35%, 1/15/2016	9,948,000	10,763,221
5.75%, 10/1/2016	6,240,000	6,957,836

		178,978,983

CHEMICALS — 1.3%
Airgas, Inc.:
2.95%, 6/15/2016	1,368,000	1,421,844
3.25%, 10/1/2015	1,000,000	1,037,404
Albemarle Corp. 5.10%, 2/1/2015	1,500,000	1,565,824
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,534,334
2.75%, 4/1/2016	2,290,000	2,385,929
3.25%, 1/15/2015	2,180,000	2,240,523
4.75%, 3/15/2015	3,284,000	3,444,749
5.25%, 12/15/2016	600,000	671,920
Eastman Chemical Co. 3.00%, 12/15/2015	1,655,000	1,716,128
Ecolab, Inc.:
1.00%, 8/9/2015	4,173,000	4,187,224
3.00%, 12/8/2016	2,250,000	2,358,788
4.88%, 2/15/2015	500,000	522,334
Monsanto Co. 2.75%, 4/15/2016	500,000	520,145
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	3,542,000	3,714,304
Praxair, Inc.:
0.75%, 2/21/2016 (a)	1,745,000	1,742,573
3.25%, 9/15/2015	660,000	689,793
4.63%, 3/30/2015	2,250,000	2,363,331
Rohm & Haas Co. 6.00%, 9/15/2017	461,000	527,635
The Dow Chemical Co. 2.50%, 2/15/2016	3,860,000	3,975,852

		36,620,634

COMMERCIAL BANKS — 17.1%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	3,900,000	4,150,624
American Express Bank FSB 6.00%, 9/13/2017	600,000	688,918
American Express Centurion Bank 0.88%, 11/13/2015	3,050,000	3,052,203
Associated Banc-Corp. 5.13%, 3/28/2016	1,400,000	1,499,683
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016 (a)	5,295,000	5,287,733
Bancolombia SA 4.25%, 1/12/2016 (a)	2,500,000	2,603,125
Bank of Montreal:
0.80%, 11/6/2015	4,350,000	4,367,085
1.30%, 7/15/2016 (a)	5,757,000	5,790,698
Bank of Nova Scotia:
0.75%, 10/9/2015	5,412,000	5,427,633
0.95%, 3/15/2016 (a)	2,400,000	2,404,407
1.10%, 12/13/2016	4,900,000	4,904,869
1.38%, 7/15/2016 (a)	5,500,000	5,549,407
1.85%, 1/12/2015	2,447,000	2,471,147
2.05%, 10/7/2015	4,800,000	4,914,766
2.55%, 1/12/2017 (a)	500,000	516,886
2.90%, 3/29/2016	5,150,000	5,376,472
3.40%, 1/22/2015	5,605,000	5,751,893
Bank One Corp. 4.90%, 4/30/2015	2,300,000	2,421,828
Barclays Bank PLC:
2.75%, 2/23/2015 (a)	4,100,000	4,192,971
3.90%, 4/7/2015	6,600,000	6,858,484
5.00%, 9/22/2016 (a)	8,399,000	9,248,250
BB&T Corp.:
3.20%, 3/15/2016	2,100,000	2,202,130
3.95%, 4/29/2016	2,742,000	2,926,602
5.20%, 12/23/2015	3,450,000	3,723,442
BBVA US Senior SAU 4.66%, 10/9/2015	7,431,000	7,788,961
BNP Paribas:
1.25%, 12/12/2016	3,277,000	3,280,243
2.38%, 9/14/2017	600,000	610,401
3.25%, 3/11/2015	10,110,000	10,393,276
3.60%, 2/23/2016	8,500,000	8,936,881
BPCE SA 1.70%, 4/25/2016 (a)	1,000,000	992,881
Branch Banking & Trust Co.:
1.05%, 12/1/2016 (a)	4,250,000	4,235,933
1.45%, 10/3/2016	3,050,000	3,077,573
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	3,050,000	3,063,994
1.35%, 7/18/2016 (a)	3,020,000	3,033,928

See accompanying notes to financial statements.

100

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.35%, 12/11/2015 (a)	$7,356,000	$7,584,802
Capital One Financial Corp.:
1.00%, 11/6/2015	3,900,000	3,893,883
5.50%, 6/1/2015	2,719,000	2,887,248
Comerica, Inc.:
3.00%, 9/16/2015	1,775,000	1,841,549
4.80%, 5/1/2015 (a)	493,000	517,301
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015	4,825,000	4,872,941
1.90%, 9/18/2017 (a)	300,000	300,665
1.95%, 3/16/2015	4,150,000	4,218,557
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	6,350,000	6,511,676
3.38%, 1/19/2017	150,000	157,950
Credit Suisse of New York, NY 3.50%, 3/23/2015	9,000,000	9,295,567
Deutsche Bank AG London:
3.25%, 1/11/2016	6,779,000	7,089,204
3.45%, 3/30/2015	6,375,000	6,581,288
Fifth Third Bancorp:
1.15%, 11/18/2016	3,450,000	3,443,598
3.63%, 1/25/2016	4,564,000	4,792,515
Fifth Third Bank:
0.90%, 2/26/2016	2,595,000	2,580,379
4.75%, 2/1/2015	2,400,000	2,497,622
First Horizon National Corp. 5.38%, 12/15/2015	1,000,000	1,074,679
HSBC USA, Inc. 2.38%, 2/13/2015	7,975,000	8,115,594
Intesa Sanpaolo SpA 3.13%, 1/15/2016	9,041,000	9,231,209
KeyBank NA:
1.10%, 11/25/2016	2,335,000	2,327,322
4.95%, 9/15/2015	1,686,000	1,795,772
5.45%, 3/3/2016	100,000	108,823
7.41%, 5/6/2015	2,600,000	2,816,430
KeyCorp 3.75%, 8/13/2015 (a)	2,676,000	2,794,324
Lloyds Bank PLC 4.88%, 1/21/2016 (a)	2,795,000	3,010,892
M&I Marshall & Ilsley Bank 4.85%, 6/16/2015	594,000	625,373
MUFG Capital Finance 1, Ltd. 6.35%, 12/31/2049	5,700,000	6,113,250
National Australia Bank/New York:
0.90%, 1/20/2016	2,500,000	2,496,669
1.30%, 7/25/2016	2,000,000	2,006,770
1.60%, 8/7/2015	7,550,000	7,663,258
2.00%, 3/9/2015	6,025,000	6,123,613
National Bank of Canada 1.50%, 6/26/2015	5,000,000	5,063,807
National City Bank 5.80%, 6/7/2017	150,000	168,885
National City Corp. 4.90%, 1/15/2015	1,510,000	1,572,860
PNC Bank NA:
0.80%, 1/28/2016 (a)	2,750,000	2,740,660
1.15%, 11/1/2016	4,671,000	4,668,947
1.30%, 10/3/2016	3,076,000	3,091,319
PNC Funding Corp.:
2.70%, 9/19/2016	2,750,000	2,866,244
3.63%, 2/8/2015 (a)	3,532,000	3,641,080
4.25%, 9/21/2015 (a)	1,833,000	1,941,391
5.25%, 11/15/2015	3,060,000	3,292,516
Regions Financial Corp. 5.75%, 6/15/2015	3,600,000	3,834,000
Royal Bank of Canada:
0.80%, 10/30/2015 (a)	3,000,000	3,003,489
0.85%, 3/8/2016	3,960,000	3,954,377
1.15%, 3/13/2015	2,950,000	2,969,158
1.45%, 9/9/2016 (a)	3,250,000	3,283,010
2.30%, 7/20/2016	6,000,000	6,193,689
2.63%, 12/15/2015	5,200,000	5,390,374
2.88%, 4/19/2016	4,250,000	4,434,107
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016 (a)	3,600,000	3,580,705
1.35%, 7/18/2015	2,750,000	2,763,223
1.45%, 7/19/2016	2,100,000	2,107,048
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	265,000	282,310
SunTrust Banks, Inc. 3.60%, 4/15/2016	6,000,000	6,321,893
Svenska Handelsbanken AB 3.13%, 7/12/2016	4,900,000	5,151,269
The Bank of New York Mellon Corp. 2.95%, 6/18/2015 (a)	3,500,000	3,623,040
The Huntington National Bank:
1.30%, 11/20/2016	2,711,000	2,705,969
1.35%, 8/2/2016	1,552,000	1,553,346
The Royal Bank of Scotland PLC 3.95%, 9/21/2015	5,250,000	5,496,595
The Toronto-Dominion Bank:
1.50%, 9/9/2016	2,600,000	2,633,308
2.38%, 10/19/2016 (a)	7,450,000	7,728,815
2.50%, 7/14/2016	5,116,000	5,305,645
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (a)	5,000,000	5,312,500
Union Bank NA:
1.50%, 9/26/2016 (a)	2,286,000	2,309,600
2.13%, 6/16/2017	200,000	202,588
3.00%, 6/6/2016	5,500,000	5,747,807
5.95%, 5/11/2016	260,000	287,917
US Bancorp:
2.45%, 7/27/2015	2,450,000	2,521,367
3.13%, 4/1/2015	1,250,000	1,290,101
3.15%, 3/4/2015	1,429,000	1,473,033
3.44%, 2/1/2016	3,600,000	3,745,430
US Bank NA 3.78%, 4/29/2020	2,250,000	2,319,638
Vesey Street Investment Trust I 4.40%, 9/1/2016	2,375,000	2,556,811
Wachovia Bank NA:
4.88%, 2/1/2015	2,000,000	2,091,378
5.00%, 8/15/2015	1,918,000	2,056,101

See accompanying notes to financial statements.

101

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wachovia Corp.:
5.63%, 10/15/2016	$4,750,000	$5,301,678
5.75%, 6/15/2017	469,000	535,233
Wells Fargo & Co.:
1.25%, 2/13/2015	10,950,000	11,025,916
1.25%, 7/20/2016	4,707,000	4,728,789
1.50%, 7/1/2015	8,450,000	8,571,556
2.10%, 5/8/2017	150,000	153,239
2.63%, 12/15/2016	2,785,000	2,906,869
3.63%, 4/15/2015	6,250,000	6,486,919
3.68%, 6/15/2016	8,030,000	8,546,789
5.13%, 9/15/2016	213,000	234,194
Wells Fargo Bank NA:
0.75%, 7/20/2015	1,500,000	1,506,122
4.75%, 2/9/2015	1,965,000	2,050,563
5.75%, 5/16/2016	4,350,000	4,815,720
Westpac Banking Corp.:
0.95%, 1/12/2016	6,150,000	6,166,602
1.05%, 11/25/2016	3,500,000	3,493,453
1.13%, 9/25/2015	5,150,000	5,193,346
3.00%, 8/4/2015	6,786,000	7,045,144
3.00%, 12/9/2015	3,198,000	3,337,131
4.20%, 2/27/2015	6,875,000	7,137,927

		499,630,590

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015 (a)	2,365,000	2,491,768
Pitney Bowes, Inc. 4.75%, 1/15/2016 (a)	1,500,000	1,592,358
The Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	571,776
The Western Union Co. 2.38%, 12/10/2015	750,000	758,392
Waste Management, Inc. 6.38%, 3/11/2015 (a)	1,820,000	1,935,472

		7,349,766

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc. 5.50%, 2/22/2016	12,000,000	13,204,394
Juniper Networks, Inc. 3.10%, 3/15/2016	1,950,000	2,012,438

		15,216,832

COMPUTERS & PERIPHERALS — 1.7%
Apple, Inc. 0.45%, 5/3/2016 (a)	4,150,000	4,124,471
Computer Sciences Corp. 2.50%, 9/15/2015	2,246,000	2,295,670
Hewlett-Packard Co.:
2.13%, 9/13/2015	4,500,000	4,591,550
2.35%, 3/15/2015	2,650,000	2,689,355
2.63%, 12/9/2014	3,400,000	3,459,980
2.65%, 6/1/2016	2,322,000	2,398,818
3.00%, 9/15/2016 (a)	5,102,000	5,315,757
3.30%, 12/9/2016	4,400,000	4,620,918
International Business Machines Corp.:
0.45%, 5/6/2016	2,750,000	2,733,023
0.75%, 5/11/2015 (a)	3,500,000	3,512,525
1.95%, 7/22/2016	9,529,000	9,799,650
2.00%, 1/5/2016	3,100,000	3,169,331

		48,711,048

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	2,500,000	2,507,531
0.70%, 2/26/2016	1,120,000	1,120,820
1.00%, 11/25/2016	5,100,000	5,096,262
1.05%, 3/26/2015 (a)	1,708,000	1,718,380
1.10%, 5/29/2015	1,625,000	1,636,722
1.35%, 9/6/2016	2,800,000	2,831,376
2.05%, 8/1/2016 (a)	4,375,000	4,486,689
4.63%, 6/1/2015	105,000	110,744
4.75%, 2/17/2015	1,000,000	1,047,546
John Deere Capital Corp.:
0.70%, 9/4/2015	2,300,000	2,308,205
0.75%, 1/22/2016 (a)	2,300,000	2,291,313
0.88%, 4/17/2015	2,450,000	2,461,335
0.95%, 6/29/2015	2,475,000	2,489,868
1.05%, 10/11/2016	3,200,000	3,211,755
1.85%, 9/15/2016	250,000	255,282
2.25%, 6/7/2016	2,130,000	2,206,072
2.95%, 3/9/2015	3,000,000	3,087,517
MBNA Corp. 5.00%, 6/15/2015	1,410,000	1,489,478

		40,356,895

DIVERSIFIED FINANCIAL SERVICES — 22.0%
Air Lease Corp. 4.50%, 1/15/2016	3,900,000	4,114,500
American Express Co.:
5.50%, 9/12/2016	1,100,000	1,223,105
6.80%, 9/1/2066	4,000,000	4,260,000
American Express Credit Corp.:
1.30%, 7/29/2016	3,600,000	3,612,238
1.75%, 6/12/2015	8,144,000	8,274,498
2.75%, 9/15/2015	9,375,000	9,694,403
2.80%, 9/19/2016	8,400,000	8,765,981
5.30%, 12/2/2015 (a)	1,882,000	2,041,632
American Honda Finance Corp. 1.13%, 10/7/2016	2,862,000	2,866,609
Ameriprise Financial, Inc.:
5.65%, 11/15/2015	1,798,000	1,953,165
7.52%, 6/1/2066	500,000	555,000
Aon Corp. 3.50%, 9/30/2015	1,868,000	1,947,477
Bank of America Corp.:
1.25%, 1/11/2016	5,050,000	5,073,689
1.35%, 11/21/2016	2,750,000	2,744,896
1.50%, 10/9/2015	8,350,000	8,432,569
3.63%, 3/17/2016	7,200,000	7,569,150
3.70%, 9/1/2015	7,750,000	8,103,374
3.75%, 7/12/2016	7,620,000	8,070,378
3.88%, 3/22/2017 (a)	450,000	480,029
4.50%, 4/1/2015	14,600,000	15,239,376
4.75%, 8/1/2015	5,750,000	6,093,845
5.25%, 12/1/2015	2,450,000	2,626,010
5.42%, 3/15/2017	450,000	494,043

See accompanying notes to financial statements.

102

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 8/15/2016	$550,000	$605,900
6.50%, 8/1/2016	17,250,000	19,466,814
7.75%, 8/15/2015	1,144,000	1,260,363
Bank of America NA:
1.13%, 11/14/2016	4,500,000	4,488,516
5.30%, 3/15/2017	600,000	661,405
Boeing Capital Corp. 2.13%, 8/15/2016	315,000	325,428
BP Capital Markets PLC:
3.13%, 10/1/2015	7,688,000	8,034,216
3.20%, 3/11/2016	7,679,000	8,076,353
3.88%, 3/10/2015	5,003,000	5,199,316
Capital One Bank USA NA 1.15%, 11/21/2016	1,754,000	1,743,315
Capital One Financial Corp.:
2.15%, 3/23/2015	7,600,000	7,713,274
3.15%, 7/15/2016	3,600,000	3,759,745
6.15%, 9/1/2016	100,000	111,507
Citigroup, Inc.:
1.25%, 1/15/2016	7,400,000	7,419,977
1.30%, 4/1/2016	3,475,000	3,481,469
1.30%, 11/15/2016 (a)	4,900,000	4,884,083
1.70%, 7/25/2016	6,550,000	6,613,311
2.25%, 8/7/2015	5,925,000	6,048,344
2.65%, 3/2/2015	4,900,000	4,994,546
3.95%, 6/15/2016	8,500,000	9,039,886
4.59%, 12/15/2015	8,825,000	9,421,208
4.70%, 5/29/2015 (a)	4,050,000	4,255,558
4.75%, 5/19/2015	7,100,000	7,458,165
4.88%, 5/7/2015	4,855,000	5,092,083
5.30%, 1/7/2016 (a)	4,950,000	5,361,892
5.50%, 2/15/2017	1,295,000	1,425,800
5.85%, 8/2/2016 (a)	3,500,000	3,883,252
6.01%, 1/15/2015	4,050,000	4,260,683
Countrywide Financial Corp. 6.25%, 5/15/2016	10,250,000	11,313,005
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	6,741,000	7,032,812
5.13%, 8/15/2015	8,125,000	8,675,719
5.38%, 3/2/2016 (a)	3,400,000	3,686,537
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	3,215,000	3,213,446
1.70%, 5/9/2016	4,450,000	4,499,877
2.50%, 1/15/2016	3,200,000	3,289,048
2.75%, 5/15/2015	4,915,000	5,032,862
3.88%, 1/15/2015	5,700,000	5,873,385
3.98%, 6/15/2016	4,000,000	4,257,050
4.21%, 4/15/2016	6,900,000	7,356,339
5.63%, 9/15/2015	3,550,000	3,830,954
6.63%, 8/15/2017	900,000	1,043,430
7.00%, 4/15/2015	8,400,000	9,039,600
8.00%, 12/15/2016	400,000	473,409
12.00%, 5/15/2015	3,215,000	3,689,139
Franklin Resources, Inc. 3.13%, 5/20/2015	1,710,000	1,762,143
General Electric Capital Corp.:
1.00%, 12/11/2015	3,650,000	3,665,051
1.00%, 1/8/2016 (a)	7,000,000	7,025,792
1.50%, 7/12/2016	6,598,000	6,677,633
1.63%, 7/2/2015	7,800,000	7,926,986
2.15%, 1/9/2015	4,900,000	4,982,036
2.25%, 11/9/2015	7,622,000	7,851,426
2.30%, 4/27/2017	600,000	614,360
2.38%, 6/30/2015	632,000	646,920
2.90%, 1/9/2017 (a)	1,500,000	1,563,282
2.95%, 5/9/2016	7,650,000	8,011,793
3.35%, 10/17/2016 (a)	5,800,000	6,150,563
3.50%, 6/29/2015	3,802,000	3,972,434
4.38%, 9/21/2015	3,319,000	3,534,162
4.88%, 3/4/2015	6,087,000	6,388,533
5.00%, 1/8/2016	6,112,000	6,616,766
5.40%, 2/15/2017	450,000	503,069
5.63%, 9/15/2017	300,000	340,512
6.90%, 9/15/2015	34,000	37,514
HSBC Finance Corp.:
5.00%, 6/30/2015	6,601,000	6,968,472
5.25%, 4/15/2015 (a)	3,140,000	3,300,616
5.50%, 1/19/2016 (a)	8,550,000	9,262,132
JPMorgan Chase & Co.:
0.86%, 2/26/2016	160,000	160,658
1.10%, 10/15/2015	9,690,000	9,726,722
1.13%, 2/26/2016	4,060,000	4,065,102
1.88%, 3/20/2015	5,300,000	5,367,304
2.00%, 8/15/2017	450,000	453,333
2.60%, 1/15/2016	7,350,000	7,576,839
3.15%, 7/5/2016	16,200,000	16,972,676
3.40%, 6/24/2015	9,500,000	9,864,834
3.45%, 3/1/2016	14,250,000	14,944,304
3.70%, 1/20/2015 (a)	9,950,000	10,253,376
4.75%, 3/1/2015	5,655,000	5,911,387
5.15%, 10/1/2015	7,150,000	7,658,724
5.25%, 5/1/2015	3,145,000	3,315,688
6.13%, 6/27/2017	2,400,000	2,715,749
Leucadia National Corp. 8.13%, 9/15/2015	2,500,000	2,768,100
Merrill Lynch & Co., Inc.:
5.00%, 1/15/2015	3,400,000	3,543,237
5.30%, 9/30/2015 (a)	904,000	964,041
6.05%, 5/16/2016	9,250,000	10,167,565
6.40%, 8/28/2017	580,000	668,740
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	2,240,000	2,251,242
1.90%, 11/1/2015	832,000	847,307
3.88%, 9/16/2015	2,000,000	2,102,867
Nomura Holdings, Inc.:
2.00%, 9/13/2016	4,800,000	4,816,850
4.13%, 1/19/2016	7,590,000	7,964,613
5.00%, 3/4/2015	4,620,000	4,822,161
ORIX Corp.:
4.71%, 4/27/2015	3,746,000	3,913,568
5.00%, 1/12/2016 (a)	1,000,000	1,066,297
PACCAR Financial Corp.:
0.70%, 11/16/2015	1,450,000	1,447,686
0.75%, 5/16/2016	1,250,000	1,242,225
1.15%, 8/16/2016	2,400,000	2,405,220
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	7,839,000	8,019,825

See accompanying notes to financial statements.

103

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.38%, 3/16/2016	$5,819,000	$6,211,706
4.88%, 3/16/2015	2,100,000	2,188,491
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015 (a)	2,000,000	2,058,355
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	3,455,000	3,453,724
0.88%, 7/17/2015	4,550,000	4,577,210
1.00%, 2/17/2015	5,000,000	5,027,182
1.75%, 5/22/2017	600,000	604,191
2.00%, 9/15/2016	3,920,000	4,028,000
2.80%, 1/11/2016	2,540,000	2,649,009
3.20%, 6/17/2015	5,900,000	6,128,455
UBS AG of Stamford, CT:
3.88%, 1/15/2015	4,460,000	4,596,608
5.88%, 7/15/2016 (a)	3,250,000	3,605,843

		642,558,197

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.:
0.80%, 12/1/2015	5,550,000	5,551,486
0.88%, 2/13/2015	5,135,000	5,141,213
0.90%, 2/12/2016	5,140,000	5,143,682
1.70%, 6/1/2017 (a)	450,000	452,420
2.40%, 8/15/2016	5,650,000	5,829,558
2.50%, 8/15/2015	10,480,000	10,786,150
2.95%, 5/15/2016	6,500,000	6,790,795
5.63%, 6/15/2016	3,050,000	3,366,542
British Telecommunications PLC:
1.63%, 6/28/2016	3,023,000	3,049,561
2.00%, 6/22/2015	4,050,000	4,115,975
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,253,878
Verizon Communications, Inc.:
0.70%, 11/2/2015	5,150,000	5,146,633
2.50%, 9/15/2016	18,112,000	18,753,678
3.00%, 4/1/2016	7,130,000	7,460,151
4.90%, 9/15/2015	4,235,000	4,525,069
5.55%, 2/15/2016	4,954,000	5,404,630

		94,771,421

ELECTRIC UTILITIES — 3.2%
Alabama Power Co. 0.55%, 10/15/2015	2,491,000	2,475,303
Appalachian Power Co. 3.40%, 5/24/2015	520,000	536,124
Arizona Public Service Co. 4.65%, 5/15/2015	540,000	567,429
Carolina Power & Light Co.:
5.15%, 4/1/2015	525,000	554,591
5.25%, 12/15/2015	1,654,000	1,786,903
CMS Energy Corp. 4.25%, 9/30/2015	2,275,000	2,392,318
Commonwealth Edison Co.:
1.95%, 9/1/2016	50,000	50,828
4.70%, 4/15/2015	375,000	393,782
5.95%, 8/15/2016	502,000	559,005
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	1,077,000	1,163,953
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (a)(b)	3,400,000	3,389,057
Dominion Resources, Inc.:
2.25%, 9/1/2015	2,456,000	2,509,238
5.15%, 7/15/2015	3,400,000	3,618,393
7.50%, 6/30/2066	2,435,000	2,605,450
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,500,000	1,616,070
Duke Energy Corp.:
1.63%, 8/15/2017	5,000,000	4,936,886
3.35%, 4/1/2015 (a)	2,510,000	2,586,694
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	793,803
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,543,553
Exelon Corp. 4.90%, 6/15/2015	2,450,000	2,577,266
Florida Power Corp.:
0.65%, 11/15/2015	2,035,000	2,020,475
5.10%, 12/1/2015	1,000,000	1,075,930
Georgia Power Co.:
0.63%, 11/15/2015	1,300,000	1,290,599
0.75%, 8/10/2015	2,450,000	2,446,644
Jersey Central Power & Light Co. 5.63%, 5/1/2016	2,000,000	2,175,630
Kentucky Utilities Co. 1.63%, 11/1/2015	1,500,000	1,521,761
LG&E and KU Energy LLC 2.13%, 11/15/2015	3,387,000	3,445,074
Louisville Gas & Electric Co. 1.63%, 11/15/2015	820,000	831,994
Mississippi Power Co. 2.35%, 10/15/2016	100,000	102,628
Nevada Power Co. 5.88%, 1/15/2015	2,165,000	2,278,071
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	5,667,000	5,689,604
2.60%, 9/1/2015	515,000	526,463
6.35%, 10/1/2066	2,750,000	2,750,000
7.88%, 12/15/2015	405,000	453,850
Northern States Power Co. 1.95%, 8/15/2015	775,000	789,429
Ohio Power Co. 6.00%, 6/1/2016 (a)	349,000	385,555
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	2,281,000	2,406,997
Peco Energy Co. 1.20%, 10/15/2016	3,055,000	3,053,671
Pepco Holdings, Inc. 2.70%, 10/1/2015	150,000	153,264
Progress Energy, Inc. 5.63%, 1/15/2016	265,000	287,898
PSEG Power LLC:
2.75%, 9/15/2016	75,000	76,382
5.50%, 12/1/2015	1,100,000	1,183,119
Public Service Electric & Gas Co. 2.70%, 5/1/2015	827,000	848,174

See accompanying notes to financial statements.

104

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego Gas & Electric Co. 5.30%, 11/15/2015	$1,010,000	$1,092,195
Scottish Power, Ltd. 5.38%, 3/15/2015	2,309,000	2,417,269
Sierra Pacific Power Co. 6.00%, 5/15/2016	1,277,000	1,417,826
Southern California Edison Co. 5.00%, 1/15/2016	2,100,000	2,267,522
Southern Power Co. 4.88%, 7/15/2015	4,371,000	4,627,901
The Dayton Power & Light Co. 1.88%, 9/15/2016 (b)	1,700,000	1,717,024
The Southern Co.:
1.95%, 9/1/2016	500,000	505,913
2.38%, 9/15/2015	1,300,000	1,329,346
Virginia Electric and Power Co. 5.40%, 1/15/2016	2,250,000	2,450,946
Wisconsin Electric Power Co. 6.25%, 12/1/2015	1,770,000	1,951,462
Xcel Energy, Inc. 0.75%, 5/9/2016	2,300,000	2,280,496

		94,507,758

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc.:
5.50%, 9/14/2015	2,250,000	2,423,042
6.50%, 11/1/2017	900,000	1,045,531

		3,468,573

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 4.75%, 11/15/2014	1,800,000	1,859,931
Arrow Electronics, Inc. 3.38%, 11/1/2015	2,500,000	2,594,304
Avnet, Inc. 6.00%, 9/1/2015	113,000	122,047
Emerson Electric Co.:
4.13%, 4/15/2015	1,280,000	1,336,720
4.75%, 10/15/2015	10,000	10,740

		5,923,742

ENERGY EQUIPMENT & SERVICES — 0.2%
Halliburton Co. 1.00%, 8/1/2016	2,200,000	2,206,408
Nabors Industries, Inc. 2.35%, 9/15/2016 (b)	2,600,000	2,636,483
Weatherford International, Ltd. 5.50%, 2/15/2016 (a)	25,000	27,127

		4,870,018

FOOD & STAPLES RETAILING — 1.1%
CVS Caremark Corp.:
1.20%, 12/5/2016	2,111,000	2,119,866
3.25%, 5/18/2015	2,300,000	2,372,180
5.75%, 6/1/2017	4,450,000	5,047,649
6.13%, 8/15/2016	49,000	55,040
Safeway, Inc. 5.63%, 8/15/2014	1,500,000	1,538,433
Sysco Corp. 0.55%, 6/12/2015	1,000,000	1,001,068
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016 (a)	3,650,000	3,644,587
2.25%, 7/8/2015	3,725,000	3,819,206
2.80%, 4/15/2016	3,500,000	3,642,533
2.88%, 4/1/2015	4,250,000	4,379,072
4.50%, 7/1/2015	1,040,000	1,099,256
Walgreen Co.:
1.00%, 3/13/2015	2,459,000	2,467,329
1.80%, 9/15/2017	300,000	301,741

		31,487,960

FOOD PRODUCTS — 2.0%
Bunge Ltd. Finance Corp.:
4.10%, 3/15/2016	3,545,000	3,735,000
5.10%, 7/15/2015	2,136,000	2,259,736
ConAgra Foods, Inc.:
1.30%, 1/25/2016	4,757,000	4,784,585
1.35%, 9/10/2015	750,000	752,052
General Mills, Inc.:
0.88%, 1/29/2016 (a)	2,220,000	2,220,424
5.20%, 3/17/2015	3,595,000	3,790,358
Kellogg Co.:
1.13%, 5/15/2015	1,750,000	1,765,277
1.75%, 5/17/2017	3,500,000	3,524,346
1.88%, 11/17/2016	75,000	76,394
4.45%, 5/30/2016	3,000,000	3,241,298
Kraft Foods Group, Inc. 1.63%, 6/4/2015	5,125,000	5,192,397
Mondelez International, Inc. 4.13%, 2/9/2016	8,383,000	8,915,510
Nabisco, Inc. 7.55%, 6/15/2015	3,000,000	3,293,096
Sara Lee Corp. 2.75%, 9/15/2015	1,500,000	1,519,610
The Hershey Co.:
1.50%, 11/1/2016	50,000	49,950
4.85%, 8/15/2015	1,750,000	1,862,644
The Kroger Co.:
1.20%, 10/17/2016	1,500,000	1,502,240
2.20%, 1/15/2017	1,050,000	1,077,505
3.90%, 10/1/2015	2,308,000	2,436,806
4.95%, 1/15/2015	500,000	521,232
Tyson Foods, Inc. 6.60%, 4/1/2016	2,900,000	3,216,100
Unilever Capital Corp.:
0.45%, 7/30/2015 (a)	1,700,000	1,695,039
2.75%, 2/10/2016	900,000	935,351

		58,366,950

GAS UTILITIES — 0.2%
National Grid PLC 6.30%, 8/1/2016	4,740,000	5,325,180

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Baxter International, Inc.:
0.95%, 6/1/2016	2,750,000	2,758,819
1.85%, 1/15/2017	95,000	96,019
4.63%, 3/15/2015 (a)	1,875,000	1,963,970
Becton Dickinson and Co. 1.75%, 11/8/2016	150,000	150,267

See accompanying notes to financial statements.

105

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Boston Scientific Corp.:
5.13%, 1/12/2017	$1,440,000	$1,587,873
6.25%, 11/15/2015	1,000,000	1,090,935
6.40%, 6/15/2016	2,535,000	2,851,980
C.R. Bard, Inc. 2.88%, 1/15/2016	1,675,000	1,739,411
Covidien International Finance SA:
1.35%, 5/29/2015	2,000,000	2,011,580
2.80%, 6/15/2015	2,550,000	2,623,431
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	2,600,000	2,706,094
3.00%, 3/15/2015	5,160,000	5,309,403
4.75%, 9/15/2015	927,000	992,571
St Jude Medical, Inc. 2.50%, 1/15/2016 (a)	60,000	61,731
Stryker Corp.:
2.00%, 9/30/2016	146,000	150,084
3.00%, 1/15/2015	2,885,000	2,957,940

		29,052,108

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc. 6.00%, 6/15/2016	5,100,000	5,695,096
AmerisourceBergen Corp. 5.88%, 9/15/2015 (a)	2,116,000	2,284,496
Cardinal Health, Inc. 4.00%, 6/15/2015	1,425,000	1,487,973
Coventry Health Care, Inc. 5.95%, 3/15/2017	900,000	1,020,694
Humana, Inc. 6.45%, 6/1/2016	2,350,000	2,633,050
Laboratory Corp. of America Holdings:
3.13%, 5/15/2016	2,000,000	2,060,036
5.63%, 12/15/2015	1,200,000	1,302,178
Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (a)	1,500,000	1,550,594
5.45%, 11/1/2015	3,200,000	3,441,828
UnitedHealth Group, Inc.:
0.85%, 10/15/2015 (a)	1,915,000	1,919,555
1.88%, 11/15/2016 (a)	150,000	153,339
4.88%, 3/15/2015	2,275,000	2,389,202
5.38%, 3/15/2016 (a)	2,050,000	2,237,318
6.00%, 2/15/2018	5,235,000	6,059,994
WellPoint, Inc.:
1.25%, 9/10/2015	3,400,000	3,426,459
5.25%, 1/15/2016	5,150,000	5,583,462

		43,245,274

HOTELS, RESTAURANTS & LEISURE — 0.4%
Carnival Corp. 1.20%, 2/5/2016	2,350,000	2,335,718
Hyatt Hotels Corp. 3.88%, 8/15/2016	805,000	852,567
Marriott International, Inc.:
5.81%, 11/10/2015	500,000	542,944
6.20%, 6/15/2016	2,044,000	2,265,546
Starbucks Corp. 0.88%, 12/5/2016 (a)	2,402,000	2,388,142
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	1,419,000	1,570,747
Yum! Brands, Inc.:
4.25%, 9/15/2015	861,000	909,160
6.25%, 4/15/2016	1,431,000	1,593,103

		12,457,927

HOUSEHOLD DURABLES — 0.3%
MDC Holdings, Inc. 5.38%, 7/1/2015	2,000,000	2,100,000
Mohawk Industries, Inc. 6.13%, 1/15/2016	4,780,000	5,277,120
Newell Rubbermaid, Inc. 2.00%, 6/15/2015	1,900,000	1,926,116

		9,303,236

HOUSEHOLD PRODUCTS — 0.3%
Kimberly-Clark Corp.:
4.88%, 8/15/2015	1,010,000	1,079,494
6.13%, 8/1/2017	100,000	116,122
The Clorox Co.:
3.55%, 11/1/2015	1,250,000	1,311,587
5.00%, 1/15/2015	1,750,000	1,825,776
The Procter & Gamble Co.:
1.45%, 8/15/2016	1,380,000	1,402,662
1.80%, 11/15/2015	3,900,000	3,989,503

		9,725,144

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	2,658,000	2,782,305
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,088,470

		4,870,775

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.38%, 9/29/2016	4,029,000	4,090,025
Cooper US, Inc.:
2.38%, 1/15/2016	750,000	766,693
5.45%, 4/1/2015	740,000	781,596
Eaton Corp. 0.95%, 11/2/2015	4,410,000	4,426,380
General Electric Co. 0.85%, 10/9/2015	9,200,000	9,250,899
Pentair Finance SA 1.35%, 12/1/2015	2,250,000	2,265,514
Tyco Electronics Group SA 1.60%, 2/3/2015	1,445,000	1,455,526
Tyco International Finance SA 3.38%, 10/15/2015	1,459,000	1,513,769

		24,550,402

INSURANCE — 3.0%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	2,705,000	2,794,494
5.60%, 5/15/2015	2,000,000	2,128,858
Aegon NV 4.63%, 12/1/2015	1,840,000	1,959,552

See accompanying notes to financial statements.

106

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Aflac, Inc. 3.45%, 8/15/2015 (a)	$2,100,000	$2,191,733
American International Group, Inc.:
2.38%, 8/24/2015	1,750,000	1,785,277
3.00%, 3/20/2015	3,383,000	3,468,279
4.88%, 9/15/2016	3,250,000	3,563,708
5.05%, 10/1/2015	3,495,000	3,745,856
5.45%, 5/18/2017	2,455,000	2,740,051
AON Corp. 3.13%, 5/27/2016 (a)	472,000	491,012
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	3,500,000	3,503,101
2.45%, 12/15/2015	2,350,000	2,428,064
4.85%, 1/15/2015	1,069,000	1,116,713
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016	1,950,000	1,949,360
1.90%, 1/31/2017	300,000	304,163
2.20%, 8/15/2016	2,600,000	2,679,468
3.20%, 2/11/2015	5,250,000	5,404,722
CNA Financial Corp. 5.85%, 12/15/2014	2,460,000	2,567,719
Hartford Financial Services Group, Inc. 4.00%, 3/30/2015	1,889,000	1,959,383
Lincoln National Corp.:
4.30%, 6/15/2015	2,150,000	2,249,517
7.00%, 5/17/2066	3,500,000	3,552,500
Manulife Financial Corp. 3.40%, 9/17/2015	500,000	518,692
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	1,000	1,080
MetLife, Inc.:
5.00%, 6/15/2015	5,021,000	5,330,392
6.75%, 6/1/2016	5,461,000	6,196,788
Principal Life Income Funding Trusts 5.55%, 4/27/2015 (a)	969,000	1,029,859
Prudential Financial, Inc.:
3.00%, 5/12/2016	1,462,000	1,519,116
3.88%, 1/14/2015	3,581,000	3,702,485
4.75%, 6/13/2015 (a)	730,000	770,004
4.75%, 9/17/2015	4,890,000	5,208,395
5.50%, 3/15/2016	20,000	21,836
6.20%, 1/15/2015	657,000	693,447
Reinsurance Group of America, Inc. 6.75%, 12/15/2065	2,000,000	1,985,000
The Travelers Cos., Inc.:
5.50%, 12/1/2015	1,130,000	1,229,997
6.25%, 6/20/2016	1,000,000	1,122,102
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	1,880,000	2,033,718
Unum Group 7.13%, 9/30/2016	23,000	26,124
Willis Group Holdings PLC 4.13%, 3/15/2016	795,000	830,979
XL Group PLC 5.25%, 9/15/2014 (a)	2,600,000	2,679,825

		87,483,369

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 0.65%, 11/27/2015 (a)	3,800,000	3,803,172
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,291,433
1.63%, 10/15/2015	2,483,000	2,532,418
Google, Inc. 2.13%, 5/19/2016	3,950,000	4,081,307

		11,708,330

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	940,000	978,639
International Business Machines Corp. 0.55%, 2/6/2015	4,850,000	4,856,052

		5,834,691

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	6,250,000	6,239,469
2.25%, 8/15/2016	541,000	556,104
3.20%, 5/1/2015	2,075,000	2,135,691
3.20%, 3/1/2016	5,600,000	5,867,597
3.25%, 11/20/2014	1,500,000	1,531,856
5.00%, 6/1/2015	1,600,000	1,688,256

		18,018,973

MACHINERY — 0.3%
Caterpillar, Inc.:
0.95%, 6/26/2015 (a)	4,400,000	4,422,368
5.70%, 8/15/2016	123,000	137,293
Dover Corp. 4.88%, 10/15/2015	1,230,000	1,323,736
Harsco Corp. 2.70%, 10/15/2015	2,750,000	2,791,593
Timken Co. 6.00%, 9/15/2014	650,000	673,145

		9,348,135

MEDIA — 3.2%
Comcast Corp.:
4.95%, 6/15/2016	2,250,000	2,450,937
5.85%, 11/15/2015	2,900,000	3,169,530
5.90%, 3/15/2016 (a)	4,947,000	5,472,592
6.30%, 11/15/2017	4,370,000	5,063,561
Cox Communications, Inc. 5.50%, 10/1/2015	2,846,000	3,054,882
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/2017	600,000	611,765
3.13%, 2/15/2016	3,900,000	4,060,524
3.50%, 3/1/2016	4,450,000	4,666,672
3.55%, 3/15/2015	5,875,000	6,060,063
Discovery Communications LLC 3.70%, 6/1/2015	5,075,000	5,280,722
NBCUniversal Media LLC:
2.88%, 4/1/2016	3,150,000	3,272,772
3.65%, 4/30/2015 (a)	3,550,000	3,691,526
Omnicom Group, Inc. 5.90%, 4/15/2016 (a)	5,343,000	5,906,174

See accompanying notes to financial statements.

107

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TCI Communications, Inc. 8.75%, 8/1/2015	$3,657,000	$4,112,486
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	1,550,000	1,613,938
The Walt Disney Co.:
0.45%, 12/1/2015	1,633,000	1,630,641
1.35%, 8/16/2016	3,500,000	3,544,808
Thomson Reuters Corp.:
0.88%, 5/23/2016	3,168,000	3,142,601
1.30%, 2/23/2017	2,037,000	2,023,564
Time Warner Cable, Inc.:
3.50%, 2/1/2015	2,486,000	2,548,270
5.85%, 5/1/2017	150,000	163,768
Time Warner, Inc.:
3.15%, 7/15/2015	5,100,000	5,285,655
5.88%, 11/15/2016	3,895,000	4,387,986
Viacom, Inc.:
1.25%, 2/27/2015 (a)	2,100,000	2,108,042
2.50%, 12/15/2016	2,000,000	2,065,492
3.50%, 4/1/2017	60,000	63,521
4.25%, 9/15/2015	1,925,000	2,035,710
6.25%, 4/30/2016	3,962,000	4,423,745
WPP Finance UK 8.00%, 9/15/2014	2,225,000	2,335,718

		94,247,665

METALS & MINING — 1.5%
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	4,150,000	4,170,568
1.63%, 2/24/2017	150,000	151,092
1.88%, 11/21/2016 (a)	450,000	459,944
5.25%, 12/15/2015	2,899,000	3,152,608
7.25%, 3/1/2016	2,654,000	3,010,714
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	2,050,000	2,058,716
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	1,643,000	1,737,941
Rio Tinto Finance USA PLC:
1.13%, 3/20/2015 (a)	2,150,000	2,161,030
1.38%, 6/17/2016	5,350,000	5,386,185
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	3,757,000	3,831,434
2.25%, 9/20/2016	760,000	781,371
2.50%, 5/20/2016 (a)	2,390,000	2,470,541
Teck Resources, Ltd. 5.38%, 10/1/2015 (a)	2,375,000	2,546,767
Vale Canada, Ltd. 5.70%, 10/15/2015 (a)	1,534,000	1,643,427
Vale Overseas, Ltd. 6.25%, 1/11/2016	4,250,000	4,632,413
Xstrata Canada Corp.:
5.38%, 6/1/2015	3,150,000	3,327,926
6.00%, 10/15/2015	1,900,000	2,056,090

		43,578,767

MULTI-UTILITIES — 0.2%
DTE Energy Co. 6.35%, 6/1/2016	137,000	152,656
Integrys Energy Group, Inc. 6.11%, 12/1/2066	2,000,000	2,020,000
Sempra Energy 6.50%, 6/1/2016	1,965,000	2,208,514

		4,381,170

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 7.88%, 7/15/2015	1,700,000	1,880,917
Target Corp.:
5.38%, 5/1/2017	1,350,000	1,531,815
5.88%, 7/15/2016	2,945,000	3,322,611

		6,735,343

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	3,175,000	3,287,447
6.40%, 3/15/2016	3,208,000	3,557,631
6.75%, 2/1/2017	650,000	738,982
7.20%, 4/1/2016	880,000	985,834

		8,569,894

OIL, GAS & CONSUMABLE FUELS — 6.4%
Anadarko Petroleum Corp. 5.95%, 9/15/2016	7,995,000	8,915,291
BP Capital Markets PLC:
0.70%, 11/6/2015	5,325,000	5,341,041
1.85%, 5/5/2017	300,000	303,492
Cameron International Corp.:
1.15%, 12/15/2016	2,500,000	2,499,588
1.60%, 4/30/2015	480,000	483,631
Chevron Corp. 0.89%, 6/24/2016	2,750,000	2,758,318
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	2,295,000	2,548,714
ConocoPhillips:
1.05%, 12/15/2017 (a)	5,000,000	4,897,313
4.60%, 1/15/2015	4,585,000	4,772,893
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	1,200,000	1,348,513
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	576,528
Devon Energy Corp.:
1.20%, 12/15/2016	3,062,000	3,063,270
1.88%, 5/15/2017	250,000	251,363
2.40%, 7/15/2016 (a)	2,910,000	3,001,814
Diamond Offshore Drilling, Inc. 4.88%, 7/1/2015	2,000,000	2,124,197
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	2,096,000	2,206,742
Enbridge, Inc.:
4.90%, 3/1/2015	1,056,000	1,105,079
5.60%, 4/1/2017	50,000	55,406
Energy Transfer Partners LP 5.95%, 2/1/2015	3,900,000	4,103,714
Ensco PLC 3.25%, 3/15/2016	3,425,000	3,574,612
Enterprise Products Operating LLC:
1.25%, 8/13/2015	3,219,000	3,241,912

See accompanying notes to financial statements.

108

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.20%, 2/1/2016	$3,973,000	$4,155,633
3.70%, 6/1/2015	2,250,000	2,337,634
Series I 5.00%, 3/1/2015	1,536,000	1,609,166
8.38%, 8/1/2066	2,089,000	2,308,345
EOG Resources, Inc.:
2.50%, 2/1/2016	2,500,000	2,592,074
2.95%, 6/1/2015	1,750,000	1,808,783
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	2,550,000	2,674,160
5.63%, 2/15/2015	2,573,000	2,709,432
Marathon Oil Corp. 0.90%, 11/1/2015	5,320,000	5,331,023
Marathon Petroleum Corp. 3.50%, 3/1/2016	4,422,000	4,661,679
Noble Holding International, Ltd.:
3.05%, 3/1/2016	1,750,000	1,812,698
3.45%, 8/1/2015	1,193,000	1,236,575
Occidental Petroleum Corp.:
1.75%, 2/15/2017 (a)	150,000	152,115
2.50%, 2/1/2016 (a)	2,205,000	2,286,209
4.13%, 6/1/2016	3,000,000	3,213,904
ONEOK Partners LP:
3.25%, 2/1/2016 (a)	3,367,000	3,511,011
6.15%, 10/1/2016	2,440,000	2,736,350
ONEOK, Inc. 5.20%, 6/15/2015	2,510,000	2,653,080
PC Financial Partnership 5.00%, 11/15/2014 (a)	3,176,000	3,291,483
Phillips 66 1.95%, 3/5/2015	3,600,000	3,649,021
Pioneer Natural Resources Co. 5.88%, 7/15/2016	510,000	566,516
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 9/15/2015	3,525,000	3,708,013
Shell International Finance BV:
0.63%, 12/4/2015	2,750,000	2,754,688
3.10%, 6/28/2015	6,200,000	6,435,881
3.25%, 9/22/2015 (a)	3,782,000	3,958,000
Spectra Energy Capital LLC 5.67%, 8/15/2014	3,150,000	3,243,662
Sunoco, Inc. 9.63%, 4/15/2015	1,649,000	1,823,794
Talisman Energy, Inc. 5.13%, 5/15/2015	3,000,000	3,154,851
Total Capital International SA:
0.75%, 1/25/2016	4,250,000	4,248,635
1.00%, 8/12/2016 (a)	2,200,000	2,204,778
1.50%, 2/17/2017	750,000	753,713
1.55%, 6/28/2017	900,000	901,901
Total Capital SA:
2.30%, 3/15/2016	4,495,000	4,635,524
3.00%, 6/24/2015	4,641,000	4,798,934
3.13%, 10/2/2015	3,539,000	3,695,452
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	2,625,000	2,613,597
0.88%, 3/2/2015 (a)	2,375,000	2,379,390
3.40%, 6/1/2015	2,333,000	2,423,796
4.88%, 1/15/2015	2,050,000	2,138,743
Transocean, Inc.:
4.95%, 11/15/2015	5,850,000	6,267,753
5.05%, 12/15/2016	4,950,000	5,446,211
Valero Energy Corp. 4.50%, 2/1/2015	3,250,000	3,377,059
Weatherford International, Inc. 6.35%, 6/15/2017	100,000	113,600
Williams Partners LP:
3.80%, 2/15/2015	3,950,000	4,074,621
7.25%, 2/1/2017	500,000	581,566

		188,204,484

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	1,000,000	1,053,560
Georgia-Pacific LLC 7.70%, 6/15/2015	750,000	821,438
International Paper Co.:
5.25%, 4/1/2016	400,000	433,838
5.30%, 4/1/2015	1,150,000	1,211,763

		3,520,599

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. 2.38%, 3/15/2016 (a)	1,775,000	1,796,347
The Procter & Gamble Co.:
0.75%, 11/4/2016	4,900,000	4,877,274
3.15%, 9/1/2015 (a)	2,000,000	2,081,860
4.85%, 12/15/2015	2,425,000	2,616,370

		11,371,851

PHARMACEUTICALS — 3.8%
AbbVie, Inc. 1.20%, 11/6/2015	15,575,000	15,738,953
Allergan, Inc. 5.75%, 4/1/2016	1,200,000	1,310,832
Express Scripts Holding Co.:
2.10%, 2/12/2015	4,579,000	4,640,470
3.13%, 5/15/2016	7,247,000	7,578,213
3.50%, 11/15/2016	5,775,000	6,120,950
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015 (a)	3,750,000	3,756,258
GlaxoSmithKline Capital, Inc. 0.70%, 3/18/2016	4,100,000	4,085,131
Johnson & Johnson 2.15%, 5/15/2016	3,000,000	3,103,904
McKesson Corp.:
0.95%, 12/4/2015	3,650,000	3,650,979
3.25%, 3/1/2016	2,082,000	2,176,844
Medco Health Solutions, Inc. 2.75%, 9/15/2015	2,426,000	2,500,695
Merck & Co., Inc.:
0.70%, 5/18/2016	3,000,000	2,995,359
1.10%, 1/31/2018	5,000,000	4,884,584
2.25%, 1/15/2016	2,250,000	2,312,349
Merck Sharp & Dohme Corp.:
4.00%, 6/30/2015 (a)	5,000,000	5,255,639
4.75%, 3/1/2015	2,000,000	2,098,842
Mylan, Inc.:
1.35%, 11/29/2016	1,807,000	1,803,622

See accompanying notes to financial statements.

109

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.80%, 6/24/2016 (b)	$3,687,000	$3,739,484
Novartis Capital Corp. 2.90%, 4/24/2015	4,550,000	4,694,889
Perrigo Co. PLC 1.30%, 11/8/2016 (b)	2,745,000	2,739,197
Pfizer, Inc. 5.35%, 3/15/2015	6,974,000	7,373,363
Sanofi 2.63%, 3/29/2016 (a)	5,875,000	6,097,548
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	1,825,000	1,872,546
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	4,698,000	4,837,857
Wyeth LLC 5.50%, 2/15/2016	3,500,000	3,837,203
Zoetis, Inc. 1.15%, 2/1/2016	2,950,000	2,961,184

		112,166,895

PROFESSIONAL SERVICES — 0.0% (c)
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,230,000	1,266,034

REAL ESTATE INVESTMENT TRUSTS — 1.7%
BioMed Realty LP 3.85%, 4/15/2016	2,275,000	2,375,645
Boston Properties LP 5.63%, 4/15/2015	4,334,000	4,597,739
Digital Realty Trust LP 4.50%, 7/15/2015 (a)	3,900,000	4,064,886
Duke Realty LP 7.38%, 2/15/2015	1,800,000	1,923,792
ERP Operating LP:
5.13%, 3/15/2016	550,000	595,387
5.38%, 8/1/2016	920,000	1,014,045
6.58%, 4/13/2015	2,000,000	2,143,731
HCP, Inc.:
3.75%, 2/1/2016	3,543,000	3,715,902
6.30%, 9/15/2016	500,000	560,754
Health Care REIT, Inc.:
3.63%, 3/15/2016	600,000	623,355
5.88%, 5/15/2015	2,000,000	2,122,148
6.20%, 6/1/2016	1,765,000	1,955,543
Hospitality Properties Trust 5.13%, 2/15/2015	1,500,000	1,534,794
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,060,488
Kimco Realty Corp. 5.70%, 5/1/2017	4,000,000	4,464,174
Liberty Property LP 5.13%, 3/2/2015	1,195,000	1,250,948
Realty Income Corp. 5.95%, 9/15/2016	500,000	554,881
Simon Property Group LP:
2.80%, 1/30/2017	350,000	360,719
4.20%, 2/1/2015 (a)	2,621,000	2,695,638
5.10%, 6/15/2015	2,760,000	2,929,903
5.25%, 12/1/2016	50,000	55,075
5.75%, 12/1/2015	1,553,000	1,680,623
6.10%, 5/1/2016	434,000	477,479
Tanger Properties LP 6.15%, 11/15/2015	1,953,000	2,139,610
UDR, Inc. 5.25%, 1/15/2015	425,000	443,005
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	1,891,000	1,897,782
3.13%, 11/30/2015	560,000	580,486
Vornado Realty LP 4.25%, 4/1/2015	2,350,000	2,424,472

		50,243,004

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
4.88%, 1/15/2015	1,625,000	1,694,478
5.75%, 3/15/2018 (a)	1,000,000	1,142,783
Canadian National Railway Co. 5.80%, 6/1/2016	35,000	38,809
CSX Corp. 6.25%, 4/1/2015	2,326,000	2,483,749
Norfolk Southern Corp. 5.75%, 1/15/2016 (a)	1,850,000	2,024,316
Ryder System, Inc.:
3.60%, 3/1/2016 (a)	375,000	386,156
5.85%, 11/1/2016	50,000	55,006
7.20%, 9/1/2015	15,000	16,442
Union Pacific Corp. 4.88%, 1/15/2015	1,193,000	1,245,408

		9,087,147

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Analog Devices, Inc. 3.00%, 4/15/2016	2,147,000	2,221,840
Broadcom Corp. 2.38%, 11/1/2015	2,400,000	2,464,395
Intel Corp. 1.95%, 10/1/2016	6,000,000	6,179,709
National Semiconductor Corp. 3.95%, 4/15/2015	1,080,000	1,125,436
Texas Instruments, Inc.:
0.45%, 8/3/2015	2,900,000	2,894,693
2.38%, 5/16/2016 (a)	3,500,000	3,628,939

		18,515,012

SOFTWARE — 0.8%
Adobe Systems, Inc. 3.25%, 2/1/2015	2,450,000	2,515,526
CA, Inc. 6.13%, 12/1/2014	2,500,000	2,616,221
Fiserv, Inc. 3.13%, 10/1/2015	2,119,000	2,195,556
Microsoft Corp.:
1.63%, 9/25/2015	6,600,000	6,728,448
2.50%, 2/8/2016 (a)	2,000,000	2,080,749
Oracle Corp. 5.25%, 1/15/2016	4,475,000	4,889,752

See accompanying notes to financial statements.

110

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Symantec Corp. 2.75%, 9/15/2015	$2,000,000	$2,061,234

		23,087,486

SPECIALTY RETAIL — 1.0%
AutoZone, Inc.:
5.50%, 11/15/2015 (a)	2,050,000	2,225,225
5.75%, 1/15/2015	2,110,000	2,216,345
Costco Wholesale Corp. 0.65%, 12/7/2015 (a)	4,650,000	4,661,089
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	1,125,000	1,159,627
5.00%, 10/15/2015 (a)	2,825,000	3,040,238
McDonald’s Corp. 0.75%, 5/29/2015	1,000,000	1,002,865
The Home Depot, Inc. 5.40%, 3/1/2016 (a)	11,258,000	12,389,680
TJX Cos., Inc. 4.20%, 8/15/2015	100,000	105,425
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,350,000	3,395,493

		30,195,987

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	150,000	161,786
Santander Holdings USA, Inc. 3.00%, 9/24/2015	2,010,000	2,061,780

		2,223,566

TOBACCO — 0.6%
Altria Group, Inc. 4.13%, 9/11/2015	4,780,000	5,043,930
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	2,650,000	2,787,966
Philip Morris International, Inc.:
1.63%, 3/20/2017	150,000	150,880
2.50%, 5/16/2016	5,600,000	5,805,258
Reynolds American, Inc.:
1.05%, 10/30/2015	2,133,000	2,138,178
6.75%, 6/15/2017	50,000	57,282

		15,983,494

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
Alltel Corp. 7.00%, 3/15/2016 (a)	3,750,000	4,211,787
America Movil SAB de CV:
2.38%, 9/8/2016	7,900,000	8,092,669
3.63%, 3/30/2015 (a)	1,500,000	1,544,791
5.75%, 1/15/2015	3,000,000	3,138,749
American Tower Corp. 4.63%, 4/1/2015	2,625,000	2,742,007
Deutsche Telekom International Finance BV 5.75%, 3/23/2016 (a)	4,000,000	4,392,710
Embarq Corp. 7.08%, 6/1/2016 (a)	6,100,000	6,801,500
France Telecom SA:
2.13%, 9/16/2015	3,750,000	3,822,167
2.75%, 9/14/2016 (a)	4,450,000	4,612,869
Rogers Communications, Inc.:
6.75%, 3/15/2015	1,048,000	1,122,174
7.50%, 3/15/2015	1,473,000	1,590,475
Telecom Italia Capital SA 4.95%, 9/30/2014	2,600,000	2,661,750
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,808,194
3.99%, 2/16/2016	7,647,000	8,033,195
4.95%, 1/15/2015 (a)	3,375,000	3,504,661
6.42%, 6/20/2016 (a)	5,924,000	6,595,106
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	2,700,000	2,821,676
Vodafone Group PLC:
0.90%, 2/19/2016	2,777,000	2,764,403
2.88%, 3/16/2016 (a)	3,413,000	3,539,791
3.38%, 11/24/2015	2,100,000	2,198,115
5.00%, 9/15/2015	3,850,000	4,124,291
5.38%, 1/30/2015	2,325,000	2,438,529
5.75%, 3/15/2016	3,150,000	3,459,844

		86,021,453

TOTAL CORPORATE BONDS & NOTES —
(Cost $2,876,367,539)		2,886,226,432

	Shares
SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	63,371,445	63,371,445
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	25,800,478	25,800,478

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $89,171,923)		89,171,923

TOTAL INVESTMENTS — 101.7% (h)
(Cost $2,965,539,462)		2,975,398,355
OTHER ASSETS & LIABILITIES — (1.7)%		(48,591,512)

NET ASSETS — 100.0%		$2,926,806,843

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

111

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 1.4%
Embraer SA 5.15%, 6/15/2022 (a)	$250,000	$250,000
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	145,488
2.25%, 7/15/2016	500,000	517,088
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	107,622
5.00%, 2/15/2019	315,000	354,444
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	53,190
4.75%, 7/15/2020	250,000	259,711
5.20%, 10/15/2019	250,000	271,568
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	148,815
4.25%, 11/15/2019	145,000	156,408
Northrop Grumman Corp. 1.75%, 6/1/2018	400,000	391,011
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	244,305
2.50%, 1/15/2023	300,000	272,831
Raytheon Co. 3.13%, 10/15/2020	400,000	400,666
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	199,056
Textron, Inc.:
4.63%, 9/21/2016	100,000	105,865
5.95%, 9/21/2021	250,000	274,996
The Boeing Co.:
3.50%, 2/15/2015	425,000	439,172
4.88%, 2/15/2020	225,000	250,195
United Technologies Corp.:
1.80%, 6/1/2017	333,000	337,565
3.10%, 6/1/2022	300,000	293,301
4.50%, 4/15/2020	250,000	274,083
5.38%, 12/15/2017	320,000	363,648

		6,111,028

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.70%, 4/15/2023	100,000	89,869
8.00%, 1/15/2019	150,000	184,926
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	129,708
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	231,122
3.13%, 1/15/2021 (a)	250,000	250,592
5.13%, 4/1/2019	250,000	284,231

		1,170,448

AIRLINES — 0.1%
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	116,140	125,432
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	185,986	198,540
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	164,719	188,191

		512,163

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	260,059
5.00%, 3/30/2020	150,000	164,219

		424,278

BEVERAGES — 2.6%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	300,000	300,208
2.63%, 1/17/2023	250,000	231,192
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,491
1.38%, 7/15/2017	988,000	984,174
2.50%, 7/15/2022	300,000	276,819
2.88%, 2/15/2016 (a)	45,000	46,897
3.63%, 4/15/2015	300,000	311,767
4.13%, 1/15/2015	195,000	202,137
5.38%, 1/15/2020	415,000	471,344
7.75%, 1/15/2019	450,000	559,078
Beam, Inc. 1.75%, 6/15/2018	250,000	243,298
Coca-Cola Enterprises, Inc.:
2.13%, 9/15/2015	250,000	255,874
3.50%, 9/15/2020	150,000	150,823
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	136,737
4.83%, 7/15/2020	250,000	276,837
5.75%, 10/23/2017	475,000	542,142
Diageo Finance BV 3.25%, 1/15/2015	390,000	400,828
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	44,000	41,381
2.60%, 1/15/2019	200,000	202,004
3.20%, 11/15/2021	200,000	193,124
6.82%, 5/1/2018	400,000	472,015
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	219,243
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	451,260
1.25%, 8/13/2017	200,000	198,681
2.50%, 5/10/2016	300,000	312,136
2.75%, 3/1/2023	150,000	138,372
3.00%, 8/25/2021	320,000	312,337
3.10%, 1/15/2015	160,000	164,076
3.13%, 11/1/2020	250,000	250,266
5.00%, 6/1/2018	285,000	321,124
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	100,196
1.50%, 11/15/2015	500,000	509,533
1.65%, 3/14/2018	250,000	249,415
1.65%, 11/1/2018	500,000	491,569
1.80%, 9/1/2016	200,000	205,075
2.45%, 11/1/2020	250,000	243,707
3.15%, 11/15/2020	270,000	272,875

See accompanying notes to financial statements.

112

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.20%, 11/1/2023	$250,000	$241,628
3.30%, 9/1/2021	300,000	301,871

		11,432,534

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.13%, 5/15/2017	200,000	203,646
2.30%, 6/15/2016	400,000	410,951
3.45%, 10/1/2020	300,000	304,380
3.63%, 5/15/2022	150,000	148,583
4.10%, 6/15/2021	100,000	104,526
5.70%, 2/1/2019	250,000	288,377
5.85%, 6/1/2017	100,000	113,475
6.15%, 6/1/2018	150,000	175,027
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	174,531
Celgene Corp.:
1.90%, 8/15/2017	850,000	853,327
3.25%, 8/15/2022	100,000	94,874
4.00%, 8/15/2023	100,000	99,151
Genentech, Inc. 4.75%, 7/15/2015	150,000	159,555
Gilead Sciences, Inc.:
4.40%, 12/1/2021	250,000	266,197
4.50%, 4/1/2021	375,000	401,113
Life Technologies Corp. 3.50%, 1/15/2016	500,000	522,931

		4,320,644

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	402,149

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/15/2022	600,000	573,730
9.00%, 6/15/2019	45,000	54,679

		628,409

CAPITAL MARKETS — 5.8%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	167,978
Ares Capital Corp. 4.88%, 11/30/2018	100,000	102,000
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	344,140
5.00%, 12/10/2019	356,000	400,505
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (b)	200,000	207,000
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	200,000	196,813
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	378,388
Morgan Stanley:
2.13%, 4/25/2018 (a)	568,000	563,983
3.45%, 11/2/2015	1,500,000	1,564,280
3.75%, 2/25/2023 (a)	1,096,000	1,067,166
3.80%, 4/29/2016	1,950,000	2,060,674
4.10%, 5/22/2023	250,000	241,523
5.50%, 1/26/2020	250,000	279,189
5.50%, 7/28/2021	700,000	779,759
5.55%, 4/27/2017	500,000	557,828
5.63%, 9/23/2019	635,000	718,960
5.75%, 10/18/2016	600,000	669,309
5.75%, 1/25/2021	50,000	56,463
6.00%, 4/28/2015	150,000	159,565
6.63%, 4/1/2018	600,000	699,499
7.30%, 5/13/2019	400,000	486,033
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	151,184
3.45%, 11/4/2020	100,000	102,967
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	164,978
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	120,354
1.97%, 6/20/2017	150,000	151,163
2.30%, 7/28/2016 (a)	70,000	72,279
3.10%, 1/15/2015	640,000	657,316
3.55%, 9/23/2021 (a)	375,000	381,152
4.15%, 2/1/2021	250,000	264,824
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	272,336
5.55%, 1/22/2017	500,000	552,591
7.25%, 2/1/2018	845,000	1,009,379
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	1,225,000	1,226,751
2.90%, 7/19/2018	500,000	508,813
3.63%, 2/7/2016	1,150,000	1,206,042
3.63%, 1/22/2023 (a)	750,000	725,068
3.70%, 8/1/2015	1,250,000	1,302,156
5.13%, 1/15/2015	400,000	417,367
5.25%, 7/27/2021	650,000	711,176
5.38%, 3/15/2020	400,000	444,855
5.63%, 1/15/2017	350,000	385,724
5.75%, 1/24/2022	400,000	449,087
5.95%, 1/18/2018	1,100,000	1,250,301
6.00%, 6/15/2020	550,000	630,291
6.15%, 4/1/2018	60,000	68,807
7.50%, 2/15/2019	150,000	182,317

		25,110,333

CHEMICALS — 1.9%
Agrium, Inc. 3.50%, 6/1/2023	350,000	327,020
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,165
4.38%, 8/21/2019	100,000	108,499
Airgas, Inc. 1.65%, 2/15/2018	250,000	244,243
CF Industries, Inc. 7.13%, 5/1/2020	350,000	411,551
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	229,832
3.25%, 1/15/2015	150,000	154,164
4.25%, 4/1/2021	50,000	52,850
4.63%, 1/15/2020	50,000	54,725
5.25%, 12/15/2016	250,000	279,967
6.00%, 7/15/2018	250,000	290,965
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	155,540
3.60%, 8/15/2022	350,000	335,979

See accompanying notes to financial statements.

113

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ecolab, Inc.:
1.00%, 8/9/2015	$94,000	$94,320
4.35%, 12/8/2021	300,000	313,148
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	46,327
Lubrizol Corp. 8.88%, 2/1/2019	150,000	193,404
LYB International Finance BV 4.00%, 7/15/2023	40,000	39,354
LyondellBasell Industries NV 6.00%, 11/15/2021	500,000	573,951
Methanex Corp. 3.25%, 12/15/2019	100,000	98,996
Monsanto Co.:
2.20%, 7/15/2022	150,000	135,639
2.75%, 4/15/2016	100,000	104,029
NewMarket Corp. 4.10%, 12/15/2022	50,000	47,801
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	377,513
PPG Industries, Inc.:
2.70%, 8/15/2022	250,000	229,465
6.65%, 3/15/2018	100,000	116,084
Praxair, Inc.:
1.25%, 11/7/2018	250,000	239,826
2.20%, 8/15/2022	150,000	134,475
2.45%, 2/15/2022	250,000	231,456
3.25%, 9/15/2015	250,000	261,285
4.05%, 3/15/2021	100,000	104,398
RPM International, Inc. 6.13%, 10/15/2019	300,000	336,952
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	360,505
3.00%, 11/15/2022	150,000	139,341
4.13%, 11/15/2021	550,000	567,445
4.25%, 11/15/2020	40,000	42,426
8.55%, 5/15/2019	260,000	334,256
The Mosaic Co. 3.75%, 11/15/2021	150,000	147,413
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	243,032
Valspar Corp. 4.20%, 1/15/2022	50,000	49,975
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	27,547

		8,291,863

COMMERCIAL BANKS — 10.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	250,000	266,066
American Express Bank FSB 6.00%, 9/13/2017	300,000	344,459
American Express Centurion Bank 0.88%, 11/13/2015	750,000	750,542
Australia & New Zealand Banking Group, Ltd.:
1.45%, 5/15/2018	250,000	242,858
1.88%, 10/6/2017	250,000	250,335
Bank of Montreal:
1.30%, 7/15/2016	194,000	195,136
2.38%, 1/25/2019	250,000	249,020
2.50%, 1/11/2017	500,000	516,433
2.55%, 11/6/2022	250,000	229,233
Bank of Nova Scotia:
0.95%, 3/15/2016	600,000	601,102
1.10%, 12/13/2016	150,000	150,149
1.38%, 7/15/2016	500,000	504,492
1.45%, 4/25/2018	300,000	292,140
1.85%, 1/12/2015	300,000	302,960
2.55%, 1/12/2017	250,000	258,443
2.90%, 3/29/2016	250,000	260,994
3.40%, 1/22/2015	250,000	256,552
4.38%, 1/13/2021	200,000	215,253
Bank One Corp. 4.90%, 4/30/2015	500,000	526,484
Barclays Bank PLC:
2.75%, 2/23/2015	500,000	511,338
5.00%, 9/22/2016	650,000	715,724
5.13%, 1/8/2020	375,000	418,648
5.14%, 10/14/2020	375,000	398,855
BB&T Corp.:
3.20%, 3/15/2016	250,000	262,158
3.95%, 4/29/2016	125,000	133,415
3.95%, 3/22/2022	250,000	246,411
4.90%, 6/30/2017	250,000	274,036
5.25%, 11/1/2019	250,000	279,352
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	148,495
BBVA US Senior SAU 4.66%, 10/9/2015	250,000	262,043
BNP Paribas:
2.38%, 9/14/2017	300,000	305,201
2.40%, 12/12/2018	200,000	199,649
2.70%, 8/20/2018	250,000	252,854
3.25%, 3/11/2015	450,000	462,609
3.25%, 3/3/2023	300,000	283,803
3.60%, 2/23/2016	300,000	315,419
5.00%, 1/15/2021	250,000	273,913
BPCE SA 2.50%, 12/10/2018	250,000	248,413
Branch Banking & Trust Co. 2.30%, 10/15/2018	350,000	349,410
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	251,147
2.35%, 12/11/2015	250,000	257,776
Comerica Bank 5.20%, 8/22/2017	250,000	276,216
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017 (a)	300,000	300,665
1.95%, 3/16/2015	250,000	254,130
2.50%, 9/20/2018 (a)	300,000	303,097
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	200,000	205,092
3.38%, 1/19/2017	350,000	368,551
3.95%, 11/9/2022	250,000	240,795

See accompanying notes to financial statements.

114

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 1/11/2021	$350,000	$371,475
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	400,000	401,865
Credit Suisse of New York, NY:
3.50%, 3/23/2015	300,000	309,852
4.38%, 8/5/2020 (a)	450,000	483,772
5.30%, 8/13/2019	70,000	78,889
6.00%, 2/15/2018	250,000	287,899
Deutsche Bank AG 4.30%, 5/24/2028 (b)	325,000	294,184
Deutsche Bank AG London:
3.45%, 3/30/2015	250,000	258,090
6.00%, 9/1/2017	620,000	708,712
Fifth Third Bancorp:
1.15%, 11/18/2016	250,000	249,536
3.50%, 3/15/2022	100,000	97,367
3.63%, 1/25/2016	150,000	157,510
4.30%, 1/16/2024	150,000	146,308
4.50%, 6/1/2018 (a)	125,000	133,834
Fifth Third Bank 1.45%, 2/28/2018	250,000	242,220
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	322,289
6.00%, 8/9/2017	250,000	280,554
HSBC Holdings PLC:
4.00%, 3/30/2022	110,000	113,849
4.88%, 1/14/2022 (a)	150,000	164,258
5.10%, 4/5/2021	675,000	752,517
HSBC USA, Inc.:
2.38%, 2/13/2015	90,000	91,587
2.63%, 9/24/2018	250,000	254,319
Huntington BancShares, Inc.:
2.60%, 8/2/2018	250,000	249,592
7.00%, 12/15/2020	25,000	29,254
Intesa Sanpaolo SpA:
3.13%, 1/15/2016	250,000	255,260
3.88%, 1/16/2018	200,000	204,409
3.88%, 1/15/2019 (a)	300,000	296,450
JPMorgan Chase Bank NA 6.00%, 7/5/2017	450,000	510,940
KeyBank NA 4.95%, 9/15/2015	200,000	213,022
KeyCorp:
3.75%, 8/13/2015	300,000	313,265
5.10%, 3/24/2021	340,000	369,327
Lloyds Bank PLC 6.38%, 1/21/2021	150,000	176,678
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	150,000	161,885
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (b)	250,000	259,245
National Australia Bank/New York:
1.60%, 8/7/2015	350,000	355,250
2.30%, 7/25/2018 (a)	300,000	301,454
2.75%, 3/9/2017	300,000	310,987
3.00%, 1/20/2023	300,000	278,326
National Bank of Canada 1.50%, 6/26/2015	250,000	253,190
PNC Bank NA:
1.15%, 11/1/2016	300,000	299,868
2.95%, 1/30/2023	200,000	183,316
3.80%, 7/25/2023	250,000	241,158
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	260,568
5.13%, 2/8/2020	160,000	179,613
5.25%, 11/15/2015	250,000	268,996
5.63%, 2/1/2017	600,000	664,946
6.70%, 6/10/2019	250,000	301,867
Regions Financial Corp.:
2.00%, 5/15/2018	250,000	242,949
5.75%, 6/15/2015	250,000	266,250
Royal Bank of Canada:
1.15%, 3/13/2015	250,000	251,624
1.45%, 9/9/2016	150,000	151,524
1.50%, 1/16/2018 (a)	250,000	245,765
2.20%, 7/27/2018	300,000	300,808
2.30%, 7/20/2016	100,000	103,228
2.63%, 12/15/2015	500,000	518,305
2.88%, 4/19/2016	300,000	312,996
Societe Generale SA 2.75%, 10/12/2017 (a)	150,000	154,142
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018	250,000	242,428
1.80%, 7/18/2017	250,000	247,975
3.00%, 1/18/2023 (a)	250,000	230,150
3.20%, 7/18/2022	250,000	237,255
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	223,367
3.50%, 1/20/2017	150,000	158,156
3.60%, 4/15/2016	355,000	374,045
6.00%, 9/11/2017	300,000	340,939
7.25%, 3/15/2018	150,000	176,707
Svenska Handelsbanken AB:
1.63%, 3/21/2018	200,000	197,474
2.50%, 1/25/2019	200,000	201,066
3.13%, 7/12/2016	250,000	262,820
The Bank of New York Mellon Corp. 1.30%, 1/25/2018	500,000	486,629
The Royal Bank of Scotland PLC 3.95%, 9/21/2015	250,000	261,743
The Toronto-Dominion Bank:
1.40%, 4/30/2018	250,000	243,930
2.38%, 10/19/2016	500,000	518,712
2.63%, 9/10/2018 (a)	250,000	255,407
UBS Preferred Funding Trust V 6.24%, 5/29/2049 (b)	300,000	318,750
Union Bank NA:
1.50%, 9/26/2016	250,000	252,581
2.63%, 9/26/2018	50,000	50,752
5.95%, 5/11/2016	255,000	282,380
US Bancorp:
2.20%, 11/15/2016	250,000	258,359
3.15%, 3/4/2015	640,000	659,721
4.13%, 5/24/2021	450,000	476,996
US Bank NA 4.80%, 4/15/2015	150,000	158,104

See accompanying notes to financial statements.

115

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wachovia Bank NA 6.00%, 11/15/2017	$335,000	$386,879
Wachovia Corp.:
5.63%, 10/15/2016	157,000	175,234
5.75%, 2/1/2018	400,000	460,433
Wells Fargo & Co.:
1.25%, 2/13/2015	400,000	402,773
1.25%, 7/20/2016	440,000	442,037
1.50%, 7/1/2015	250,000	253,596
1.50%, 1/16/2018	100,000	98,883
2.15%, 1/15/2019	187,000	185,958
2.63%, 12/15/2016	250,000	260,940
3.45%, 2/13/2023	1,000,000	939,506
3.63%, 4/15/2015	780,000	809,567
3.68%, 6/15/2016	500,000	532,179
4.60%, 4/1/2021	350,000	381,297
5.63%, 12/11/2017	700,000	801,856
Westpac Banking Corp.:
0.95%, 1/12/2016	150,000	150,405
1.60%, 1/12/2018	350,000	345,438
2.00%, 8/14/2017 (a)	100,000	101,021
3.00%, 8/4/2015	500,000	519,094
3.00%, 12/9/2015	500,000	521,753
4.20%, 2/27/2015	250,000	259,561
4.88%, 11/19/2019	300,000	332,894
Zions Bancorporation 4.50%, 3/27/2017	250,000	264,354

		46,641,313

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	90,723
Cintas Corp.:
4.30%, 6/1/2021	250,000	257,890
6.13%, 12/1/2017	100,000	113,172
Pitney Bowes, Inc. 6.25%, 3/15/2019	135,000	151,919
Princeton University 4.95%, 3/1/2019	3,000	3,371
Republic Services, Inc.:
3.55%, 6/1/2022	650,000	628,932
5.50%, 9/15/2019	305,000	344,055
The Western Union Co.:
5.25%, 4/1/2020 (a)	135,000	142,301
5.93%, 10/1/2016	150,000	165,244
Total System Services, Inc. 2.38%, 6/1/2018	100,000	97,887
Waste Management, Inc.:
4.60%, 3/1/2021	210,000	223,738
6.38%, 3/11/2015	200,000	212,689
7.38%, 3/11/2019	150,000	182,243

		2,614,164

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.:
3.15%, 3/14/2017	150,000	158,493
4.45%, 1/15/2020	250,000	272,666
4.95%, 2/15/2019	320,000	359,303
5.50%, 2/22/2016	300,000	330,110
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,121
4.60%, 3/15/2021	100,000	101,173
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	238,592
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	244,240

		1,740,698

COMPUTERS & PERIPHERALS — 2.0%
Apple, Inc.:
0.45%, 5/3/2016 (a)	250,000	248,462
1.00%, 5/3/2018	350,000	337,398
2.40%, 5/3/2023	550,000	492,862
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	97,825
6.50%, 3/15/2018	150,000	170,859
EMC Corp.:
1.88%, 6/1/2018	400,000	395,758
3.38%, 6/1/2023	150,000	144,331
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	83,788
3.50%, 4/15/2023	306,000	277,371
5.00%, 3/15/2022	400,000	403,428
Hewlett-Packard Co.:
2.13%, 9/13/2015	250,000	255,086
2.60%, 9/15/2017 (a)	200,000	203,991
2.65%, 6/1/2016	250,000	258,271
3.00%, 9/15/2016	250,000	260,474
3.30%, 12/9/2016	150,000	157,531
3.75%, 12/1/2020	500,000	501,285
4.05%, 9/15/2022 (a)	250,000	247,148
4.38%, 9/15/2021 (a)	350,000	351,524
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	298,148
1.63%, 5/15/2020	100,000	93,253
1.88%, 8/1/2022	350,000	309,171
1.95%, 7/22/2016	350,000	359,941
2.00%, 1/5/2016	250,000	255,591
2.90%, 11/1/2021	500,000	484,357
3.38%, 8/1/2023	200,000	194,679
7.63%, 10/15/2018	250,000	311,085
8.38%, 11/1/2019	600,000	788,759
Lexmark International, Inc. 5.13%, 3/15/2020	100,000	101,784
Seagate HDD Cayman:
3.75%, 11/15/2018 (c)	500,000	505,000
4.75%, 6/1/2023 (c)	200,000	187,000

		8,776,160

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	248,277
2.88%, 5/8/2022	100,000	94,757
Fluor Corp. 3.38%, 9/15/2021	250,000	246,117

See accompanying notes to financial statements.

116

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

URS Corp. 5.50%, 4/1/2022 (a)(c)	$150,000	$147,750

		736,901

CONSUMER FINANCE — 0.9%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	250,000	250,753
1.35%, 9/6/2016	600,000	606,723
1.63%, 6/1/2017	100,000	100,889
2.05%, 8/1/2016 (a)	500,000	512,764
7.15%, 2/15/2019	250,000	305,183
Discover Financial Services:
3.85%, 11/21/2022	350,000	330,836
5.20%, 4/27/2022	100,000	104,405
John Deere Capital Corp.:
1.20%, 10/10/2017	250,000	247,368
1.70%, 1/15/2020 (a)	150,000	140,753
1.85%, 9/15/2016	250,000	255,282
2.80%, 9/18/2017	250,000	259,417
3.90%, 7/12/2021	150,000	155,884
5.75%, 9/10/2018	350,000	405,295

		3,675,552

CONTAINERS & PACKAGING — 0.0% (d)
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	151,295
Packaging Corp. of America 4.50%, 11/1/2023	33,000	33,109

		184,404

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	279,402

DIVERSIFIED FINANCIAL SERVICES — 14.7%
Air Lease Corp.:
3.38%, 1/15/2019	150,000	148,952
4.75%, 3/1/2020	250,000	258,750
American Express Co.:
1.55%, 5/22/2018	50,000	48,569
2.65%, 12/2/2022	250,000	231,522
6.80%, 9/1/2066 (b)	200,000	213,000
7.00%, 3/19/2018	300,000	358,238
8.13%, 5/20/2019	305,000	386,752
American Express Credit Corp.:
2.13%, 7/27/2018	250,000	249,861
2.75%, 9/15/2015	400,000	413,628
2.80%, 9/19/2016	450,000	469,606
American Honda Finance Corp.:
1.13%, 10/7/2016	300,000	300,483
2.13%, 10/10/2018	200,000	199,883
Ameriprise Financial, Inc. 5.65%, 11/15/2015	125,000	135,787
Associates Corp. of North America 6.95%, 11/1/2018	250,000	297,984
Bank of America Corp.:
1.25%, 1/11/2016	500,000	502,345
1.50%, 10/9/2015	600,000	605,933
2.00%, 1/11/2018	350,000	347,881
2.60%, 1/15/2019	114,000	114,334
3.30%, 1/11/2023	500,000	471,616
3.63%, 3/17/2016	750,000	788,453
3.70%, 9/1/2015	300,000	313,679
3.75%, 7/12/2016	600,000	635,463
3.88%, 3/22/2017 (a)	300,000	320,019
4.50%, 4/1/2015	755,000	788,064
4.75%, 8/1/2015 (a)	250,000	264,950
5.00%, 5/13/2021	350,000	381,276
5.25%, 12/1/2015	700,000	750,289
5.63%, 7/1/2020	800,000	910,164
5.65%, 5/1/2018	725,000	821,792
5.70%, 1/24/2022	250,000	282,586
5.75%, 12/1/2017	250,000	283,752
5.88%, 1/5/2021	600,000	687,627
6.00%, 9/1/2017	500,000	569,637
6.50%, 8/1/2016	600,000	677,107
Bank of America NA 5.30%, 3/15/2017	500,000	551,171
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	103,310
2.90%, 8/15/2018	50,000	52,004
4.70%, 10/27/2019	250,000	278,793
BP Capital Markets PLC:
3.13%, 10/1/2015	250,000	261,258
3.20%, 3/11/2016	650,000	683,635
3.88%, 3/10/2015	300,000	311,772
4.50%, 10/1/2020	350,000	379,464
Capital One Bank USA NA 8.80%, 7/15/2019	895,000	1,132,575
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	202,981
3.15%, 7/15/2016	60,000	62,662
6.15%, 9/1/2016	250,000	278,768
Citigroup, Inc.:
1.25%, 1/15/2016	550,000	551,485
1.30%, 4/1/2016	600,000	601,117
1.70%, 7/25/2016	300,000	302,900
1.75%, 5/1/2018	150,000	146,993
2.25%, 8/7/2015	600,000	612,490
3.38%, 3/1/2023	368,000	350,286
3.50%, 5/15/2023	250,000	232,549
3.88%, 10/25/2023	250,000	244,943
4.50%, 1/14/2022 (a)	510,000	536,062
4.59%, 12/15/2015	1,100,000	1,174,315
4.75%, 5/19/2015	400,000	420,178
5.30%, 1/7/2016	250,000	270,803
5.38%, 8/9/2020	100,000	113,127
5.50%, 2/15/2017	540,000	594,542
5.85%, 8/2/2016 (a)	500,000	554,750
6.01%, 1/15/2015	50,000	52,601
6.13%, 11/21/2017	250,000	288,011
6.13%, 5/15/2018	250,000	289,691
8.50%, 5/22/2019	590,000	754,204
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,216
5.13%, 8/15/2015	300,000	320,334
5.38%, 3/2/2016	300,000	325,283
5.85%, 8/16/2016	250,000	280,185
Ford Motor Credit Co. LLC:
1.70%, 5/9/2016	250,000	252,802

See accompanying notes to financial statements.

117

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.38%, 1/16/2018	$250,000	$252,284
2.75%, 5/15/2015	500,000	511,990
2.88%, 10/1/2018 (a)	300,000	305,844
3.00%, 6/12/2017	300,000	312,104
4.38%, 8/6/2023 (a)	250,000	251,900
5.75%, 2/1/2021	250,000	280,724
5.88%, 8/2/2021	650,000	735,530
6.63%, 8/15/2017	750,000	869,525
7.00%, 4/15/2015	1,000,000	1,076,143
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	138,679
General Electric Capital Corp.:
1.00%, 1/8/2016	750,000	752,763
1.50%, 7/12/2016	250,000	253,017
1.63%, 7/2/2015	750,000	762,210
1.63%, 4/2/2018 (a)	250,000	247,326
2.30%, 4/27/2017	300,000	307,180
2.90%, 1/9/2017	600,000	625,313
3.10%, 1/9/2023	475,000	450,249
3.50%, 6/29/2015	500,000	522,414
4.38%, 9/16/2020	350,000	378,875
4.63%, 1/7/2021	250,000	272,112
4.65%, 10/17/2021	250,000	271,636
5.00%, 1/8/2016	750,000	811,940
5.30%, 2/11/2021 (a)	495,000	553,711
5.40%, 2/15/2017	750,000	838,449
5.50%, 1/8/2020	250,000	285,113
5.63%, 9/15/2017	250,000	283,760
5.63%, 5/1/2018	670,000	769,182
6.00%, 8/7/2019	250,000	293,772
6.38%, 11/15/2067 (b)	150,000	162,375
HSBC Finance Corp.:
5.00%, 6/30/2015	310,000	327,257
5.25%, 4/15/2015 (a)	150,000	157,673
6.68%, 1/15/2021	500,000	574,522
IntercontinentalExchange Group, Inc. 4.00%, 10/15/2023	200,000	200,356
Jefferies Group LLC 5.13%, 1/20/2023	367,000	371,439
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	250,314
1.63%, 5/15/2018	1,250,000	1,223,375
1.88%, 3/20/2015	300,000	303,810
2.00%, 8/15/2017	250,000	251,852
2.60%, 1/15/2016	600,000	618,517
3.15%, 7/5/2016	1,200,000	1,257,235
3.20%, 1/25/2023 (a)	800,000	758,906
3.25%, 9/23/2022	700,000	668,731
3.38%, 5/1/2023	250,000	233,150
3.40%, 6/24/2015	500,000	519,202
3.45%, 3/1/2016	500,000	524,362
4.35%, 8/15/2021	150,000	157,874
4.40%, 7/22/2020	300,000	321,927
4.50%, 1/24/2022	500,000	529,190
4.63%, 5/10/2021	150,000	161,290
5.15%, 10/1/2015	300,000	321,345
6.13%, 6/27/2017	250,000	282,890
6.30%, 4/23/2019	400,000	471,053
Lazard Group LLC:
4.25%, 11/14/2020	71,000	70,630
6.85%, 6/15/2017	145,000	163,509
Leucadia National Corp. 5.50%, 10/18/2023	200,000	199,127
Merrill Lynch & Co., Inc.:
5.30%, 9/30/2015	250,000	266,604
6.40%, 8/28/2017	250,000	288,250
6.50%, 7/15/2018	300,000	347,863
6.88%, 4/25/2018	1,267,000	1,495,972
6.88%, 11/15/2018	300,000	356,996
Moody’s Corp. 4.50%, 9/1/2022	250,000	248,972
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	150,753
4.75%, 4/30/2043 (b)	100,000	93,000
5.45%, 2/1/2018	250,000	281,688
10.38%, 11/1/2018	185,000	251,052
Nomura Holdings, Inc.:
2.00%, 9/13/2016	250,000	250,878
4.13%, 1/19/2016	202,000	211,970
5.00%, 3/4/2015	170,000	177,439
6.70%, 3/4/2020	155,000	175,809
ORIX Corp.:
3.75%, 3/9/2017	150,000	156,000
5.00%, 1/12/2016 (a)	300,000	319,889
PACCAR Financial Corp.:
0.70%, 11/16/2015	150,000	149,761
1.15%, 8/16/2016	150,000	150,326
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	426,000	435,827
4.38%, 3/16/2016	300,000	320,246
4.88%, 3/16/2015	250,000	260,535
5.63%, 8/24/2020 (a)	450,000	501,813
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	265,959
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	64,187
5.55%, 1/15/2020	246,000	264,809
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	251,495
1.00%, 2/17/2015	250,000	251,359
1.25%, 10/5/2017	50,000	49,116
1.38%, 1/10/2018 (a)	250,000	245,532
1.75%, 5/22/2017	300,000	302,095
2.00%, 9/15/2016	50,000	51,378
2.80%, 1/11/2016	150,000	156,438
3.20%, 6/17/2015	150,000	155,808
3.30%, 1/12/2022	300,000	298,800
3.40%, 9/15/2021	150,000	150,935
4.25%, 1/11/2021	150,000	159,772
UBS AG of Stamford, CT:
3.88%, 1/15/2015	250,000	257,657
4.88%, 8/4/2020 (a)	22,000	24,440
5.75%, 4/25/2018	421,000	482,440
5.88%, 7/15/2016	500,000	554,745
5.88%, 12/20/2017	233,000	266,925

		63,444,431

See accompanying notes to financial statements.

118

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
America Movil SAB de CV 5.00%, 10/16/2019	$350,000	$379,242
AT&T, Inc.:
0.80%, 12/1/2015	300,000	300,080
0.88%, 2/13/2015	500,000	500,605
0.90%, 2/12/2016	300,000	300,215
1.70%, 6/1/2017	250,000	251,344
2.50%, 8/15/2015	250,000	257,303
2.63%, 12/1/2022 (a)	450,000	403,744
2.95%, 5/15/2016	250,000	261,184
3.00%, 2/15/2022 (a)	300,000	280,212
3.88%, 8/15/2021	350,000	352,700
British Telecommunications PLC:
1.63%, 6/28/2016	250,000	252,197
5.95%, 1/15/2018	400,000	457,035
Harris Corp. 6.38%, 6/15/2019	100,000	114,283
Verizon Communications, Inc.:
1.10%, 11/1/2017	250,000	243,202
2.45%, 11/1/2022 (a)	250,000	223,000
2.50%, 9/15/2016	674,000	697,879
3.00%, 4/1/2016	250,000	261,576
3.50%, 11/1/2021	50,000	49,133
3.65%, 9/14/2018	1,000,000	1,059,932
4.50%, 9/15/2020	693,000	738,857
4.60%, 4/1/2021 (a)	350,000	370,832
4.90%, 9/15/2015	250,000	267,123
5.15%, 9/15/2023	1,850,000	1,980,091
5.50%, 2/15/2018	200,000	226,817
5.55%, 2/15/2016	350,000	381,837
8.75%, 11/1/2018	313,000	400,084

		11,010,507

ELECTRIC UTILITIES — 4.1%
Alabama Power Co. 0.55%, 10/15/2015 (a)	100,000	99,370
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	229,216
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	239,995
5.90%, 10/1/2016	150,000	166,999
Carolina Power & Light Co.:
5.25%, 12/15/2015	320,000	345,713
5.30%, 1/15/2019	100,000	113,342
CMS Energy Corp. 5.05%, 2/15/2018	250,000	274,943
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	100,486
4.00%, 8/1/2020	60,000	63,791
5.80%, 3/15/2018	520,000	599,585
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	358,000	413,123
6.65%, 4/1/2019	155,000	186,392
Consumers Energy Co.:
3.38%, 8/15/2023	100,000	97,567
5.65%, 9/15/2018 (a)	100,000	115,640
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	277,214
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	147,324
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (c)	250,000	249,195
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	100,098
3.90%, 6/15/2021	150,000	156,841
Duke Energy Corp.:
1.63%, 8/15/2017 (a)	300,000	296,213
2.10%, 6/15/2018 (a)	250,000	248,547
3.05%, 8/15/2022	250,000	237,253
3.55%, 9/15/2021	200,000	200,836
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	285,566
Edison International 3.75%, 9/15/2017	350,000	368,076
Entergy Corp.:
3.63%, 9/15/2015	300,000	308,711
5.13%, 9/15/2020	300,000	316,821
Entergy Mississippi, Inc. 3.10%, 7/1/2023 (a)	250,000	234,493
Exelon Corp. 4.90%, 6/15/2015	250,000	262,986
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	99,078
4.25%, 6/15/2022	100,000	95,828
Florida Power Corp. 3.10%, 8/15/2021	210,000	206,668
FPL Group Capital, Inc. 6.00%, 3/1/2019	470,000	531,527
Georgia Power Co.:
0.75%, 8/10/2015	100,000	99,863
4.25%, 12/1/2019	110,000	118,716
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	79,019
5.29%, 6/15/2022	250,000	267,289
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	197,127
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	253,627
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	302,215
Mississippi Power Co. 2.35%, 10/15/2016	250,000	256,571
National Fuel Gas Co. 3.75%, 3/1/2023	175,000	164,504
Nevada Power Co. 6.50%, 8/1/2018	305,000	360,594
NextEra Energy Capital Holdings, Inc. 2.60%, 9/1/2015	300,000	306,678
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	278,264
6.40%, 3/15/2018	250,000	287,843
Northeast Utilities 1.45%, 5/1/2018	250,000	242,110
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	135,863
Ohio Power Co.:
5.38%, 10/1/2021	250,000	279,635

See accompanying notes to financial statements.

119

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.05%, 5/1/2018	$250,000	$286,692
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	449,000	473,802
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	300,000	271,340
3.50%, 10/1/2020	250,000	256,698
8.25%, 10/15/2018	150,000	188,015
Peco Energy Co.:
1.20%, 10/15/2016	83,000	82,964
2.38%, 9/15/2022	100,000	91,002
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	58,533
3.50%, 12/1/2022	150,000	142,177
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	91,820
3.00%, 9/15/2021	100,000	98,257
PPL Energy Supply LLC 6.50%, 5/1/2018 (a)	300,000	333,485
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	308,517
PSEG Power LLC 5.13%, 4/15/2020	280,000	307,008
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	226,030
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	250,000	224,754
2.70%, 5/1/2015	150,000	153,840
Scottish Power, Ltd. 5.38%, 3/15/2015	150,000	157,033
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	228,137
Southern California Edison Co. 3.88%, 6/1/2021 (a)	35,000	36,767
Southern Power Co. 4.88%, 7/15/2015	250,000	264,693
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	243,829
Tampa Electric Co. 2.60%, 9/15/2022	150,000	138,264
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	164,065
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	328,209
3.45%, 10/1/2020	100,000	102,315
The Southern Co. 2.45%, 9/1/2018	90,000	89,771
Union Electric Co.:
6.40%, 6/15/2017	250,000	287,291
6.70%, 2/1/2019	50,000	60,236
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	176,148
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	280,058
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	162,816

		17,613,921

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 6.50%, 11/1/2017	400,000	464,680
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	93,535
5.00%, 4/15/2019	200,000	223,068
5.25%, 10/15/2018	60,000	67,726
Jabil Circuit, Inc. 4.70%, 9/15/2022	500,000	484,375
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	79,031
2.05%, 10/1/2018	250,000	243,586

		1,656,001

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	212,384
Amphenol Corp. 4.00%, 2/1/2022	150,000	146,378
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	154,225
Avnet, Inc. 6.63%, 9/15/2016	160,000	180,447
Corning, Inc. 1.45%, 11/15/2017	200,000	195,717
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	100,636
Tech Data Corp. 3.75%, 9/21/2017	100,000	102,167

		1,091,954

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	52,549
6.38%, 7/15/2018	250,000	292,049
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	93,315
Halliburton Co.:
1.00%, 8/1/2016	300,000	300,874
2.00%, 8/1/2018	100,000	99,835
3.25%, 11/15/2021 (a)	250,000	244,930
6.15%, 9/15/2019	125,000	148,473
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	150,356
9.25%, 1/15/2019	595,000	741,256
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	148,088
2.60%, 12/1/2022	100,000	92,016

		2,363,741

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	245,110
1.70%, 12/15/2019	250,000	239,161
5.50%, 3/15/2017	300,000	337,636
CVS Caremark Corp.:
1.20%, 12/5/2016 (a)	600,000	602,520
2.25%, 12/5/2018	139,000	139,272
4.13%, 5/15/2021	250,000	259,126
4.75%, 5/18/2020	300,000	326,506
5.75%, 6/1/2017	317,000	359,574

See accompanying notes to financial statements.

120

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Safeway, Inc.:
4.75%, 12/1/2021 (a)	$100,000	$100,935
5.00%, 8/15/2019	190,000	202,053
6.35%, 8/15/2017	300,000	337,117
Sysco Corp. 5.38%, 3/17/2019	200,000	227,528
Target Corp. 6.00%, 1/15/2018	460,000	534,783
The Kroger Co.:
2.30%, 1/15/2019	150,000	149,589
3.30%, 1/15/2021	150,000	149,456
3.40%, 4/15/2022	450,000	430,873
6.40%, 8/15/2017	250,000	290,072
Wal-Mart Stores, Inc.:
2.55%, 4/11/2023	250,000	228,382
2.80%, 4/15/2016	250,000	260,181
3.25%, 10/25/2020	300,000	305,380
3.63%, 7/8/2020	500,000	522,687
4.25%, 4/15/2021	375,000	402,747
5.38%, 4/5/2017	50,000	56,591
5.80%, 2/15/2018	250,000	289,686
Walgreen Co.:
1.80%, 9/15/2017	150,000	150,870
3.10%, 9/15/2022 (a)	100,000	93,385
5.25%, 1/15/2019	250,000	281,881

		7,523,101

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	158,673
5.45%, 3/15/2018	300,000	340,400
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	256,696
Bunge, Ltd. 8.50%, 6/15/2019	150,000	184,541
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	104,135
4.25%, 4/15/2021	150,000	150,860
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,411
1.90%, 1/25/2018	251,000	247,721
2.10%, 3/15/2018	150,000	147,689
3.20%, 1/25/2023	250,000	232,073
7.00%, 4/15/2019	250,000	297,374
Delhaize Group SA 4.13%, 4/10/2019	100,000	102,557
General Mills, Inc.:
0.88%, 1/29/2016	80,000	80,015
3.15%, 12/15/2021	50,000	48,769
5.70%, 2/15/2017	250,000	282,006
Ingredion, Inc. 1.80%, 9/25/2017	150,000	146,604
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,391
1.88%, 11/17/2016	200,000	203,717
3.25%, 5/21/2018	35,000	36,622
4.15%, 11/15/2019	150,000	160,995
4.45%, 5/30/2016	300,000	324,130
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	525,000	535,141
3.50%, 6/6/2022	250,000	245,387
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	105,208
Mondelez International, Inc.:
4.13%, 2/9/2016	610,000	648,749
5.38%, 2/10/2020	810,000	913,862
6.13%, 8/23/2018	130,000	151,858
Sara Lee Corp. 2.75%, 9/15/2015	200,000	202,615
The Hershey Co. 1.50%, 11/1/2016	250,000	249,752
The JM Smucker Co. 3.50%, 10/15/2021	300,000	298,831
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	203,415
Unilever Capital Corp.:
0.85%, 8/2/2017 (a)	150,000	146,414
2.20%, 3/6/2019	250,000	249,538
4.25%, 2/10/2021	150,000	160,854

		7,969,003

GAS UTILITIES — 0.2%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	139,928
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	192,079
National Grid PLC 6.30%, 8/1/2016	100,000	112,346
Questar Corp. 2.75%, 2/1/2016	315,000	321,572

		765,925

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Baxter International, Inc.:
1.85%, 1/15/2017	500,000	505,362
2.40%, 8/15/2022	200,000	182,242
3.20%, 6/15/2023	250,000	238,998
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	252,959
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	288,052
6.40%, 6/15/2016	275,000	309,386
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	77,884
CareFusion Corp. 3.30%, 3/1/2023 (c)	100,000	91,013
Covidien International Finance SA:
2.80%, 6/15/2015	350,000	360,079
2.95%, 6/15/2023	100,000	92,493
6.00%, 10/15/2017	500,000	571,869
CR Bard, Inc. 1.38%, 1/15/2018	100,000	97,253
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	99,788
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	149,047
Johnson & Johnson 2.95%, 9/1/2020	250,000	253,522
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	260,201

See accompanying notes to financial statements.

121

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.75%, 4/1/2023	$300,000	$276,565
3.00%, 3/15/2015	300,000	308,686
3.13%, 3/15/2022	250,000	243,231
4.45%, 3/15/2020	185,000	201,971
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	257,213
Stryker Corp. 2.00%, 9/30/2016	300,000	308,391
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	146,104

		5,572,309

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
1.50%, 11/15/2017	250,000	245,935
2.75%, 11/15/2022	250,000	230,253
3.95%, 9/1/2020	150,000	157,094
6.00%, 6/15/2016	350,000	390,840
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	276,224
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	280,815
Catholic Health Initiatives 2.95%, 11/1/2022	300,000	271,368
CIGNA Corp.:
4.00%, 2/15/2022 (a)	250,000	255,086
4.50%, 3/15/2021	150,000	159,403
5.13%, 6/15/2020	350,000	387,780
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	211,395
Express Scripts Holding Co.:
2.10%, 2/12/2015	750,000	760,068
3.90%, 2/15/2022	500,000	499,736
4.75%, 11/15/2021	250,000	265,020
Humana, Inc. 7.20%, 6/15/2018	260,000	310,156
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	66,841
2.50%, 11/1/2018 (a)	150,000	148,729
3.13%, 5/15/2016	250,000	257,505
McKesson Corp. 7.50%, 2/15/2019	135,000	164,876
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	150,000	153,627
5.45%, 11/1/2015	250,000	268,893
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	66,392
1.88%, 11/15/2016	250,000	255,564
3.38%, 11/15/2021	250,000	247,738
3.88%, 10/15/2020	250,000	262,441
4.70%, 2/15/2021 (a)	200,000	217,541
4.88%, 3/15/2015	150,000	157,530
6.00%, 2/15/2018	250,000	289,398
WellPoint, Inc.:
3.13%, 5/15/2022	375,000	351,656
3.30%, 1/15/2023	250,000	233,988
4.35%, 8/15/2020	300,000	317,545
5.25%, 1/15/2016	200,000	216,833
5.88%, 6/15/2017	300,000	339,078
7.00%, 2/15/2019	45,000	53,491

		8,770,839

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	91,609
Carnival Corp. 1.88%, 12/15/2017	250,000	244,447
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	166,848
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	54,866
International Game Technology 5.50%, 6/15/2020 (a)	100,000	104,935
Marriott International, Inc.:
3.38%, 10/15/2020	167,000	165,263
6.38%, 6/15/2017	150,000	169,776
McDonald’s Corp.:
2.63%, 1/15/2022 (a)	150,000	142,317
3.50%, 7/15/2020	55,000	56,763
3.63%, 5/20/2021	50,000	51,363
5.30%, 3/15/2017	40,000	45,091
5.35%, 3/1/2018	390,000	444,692
Starbucks Corp. 3.85%, 10/1/2023	250,000	249,838
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	291,283
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	98,486
5.63%, 3/1/2021	250,000	268,520
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	29,386
5.30%, 9/15/2019	150,000	166,155
6.25%, 3/15/2018	55,000	63,569

		2,905,207

HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	95,960
Mohawk Industries, Inc.:
3.85%, 2/1/2023	150,000	142,178
6.13%, 1/15/2016	250,000	276,000
NVR, Inc. 3.95%, 9/15/2022	250,000	243,562
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	53,189
6.50%, 6/15/2016	250,000	277,042

		1,087,931

HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co. 2.95%, 11/1/2020	250,000	249,731
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	88,579
7.50%, 11/1/2018	195,000	242,259
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	171,502
The Clorox Co. 3.80%, 11/15/2021	250,000	250,716

See accompanying notes to financial statements.

122

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Procter & Gamble Co.:
1.45%, 8/15/2016	$250,000	$254,105
1.80%, 11/15/2015	550,000	562,622
2.30%, 2/6/2022	250,000	233,936
3.50%, 2/15/2015	250,000	258,566
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	100,573

		2,412,589

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	338,797

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co. 1.00%, 6/26/2017	220,000	217,849
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	102,226
3.88%, 12/15/2020	150,000	156,676
Crane Co. 2.75%, 12/15/2018	100,000	99,734
GE Capital Trust I 6.38%, 11/15/2067 (b)	600,000	648,000
General Electric Co.:
0.85%, 10/9/2015	100,000	100,553
2.70%, 10/9/2022	250,000	233,966
5.25%, 12/6/2017	1,010,000	1,144,202
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022	200,000	199,891
5.75%, 3/11/2018	300,000	343,245
Pentair Finance SA 5.00%, 5/15/2021	150,000	156,980
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	39,513
6.55%, 10/1/2017	210,000	238,739

		3,681,574

INSURANCE — 3.9%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	258,271
5.90%, 6/15/2019	155,000	180,535
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	112,097
Aflac, Inc.:
2.65%, 2/15/2017	250,000	257,670
8.50%, 5/15/2019	145,000	184,391
Alleghany Corp. 4.95%, 6/27/2022	100,000	103,451
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	114,417
American International Group, Inc.:
4.88%, 6/1/2022	250,000	268,133
5.45%, 5/18/2017	250,000	279,028
5.85%, 1/16/2018	725,000	830,187
6.40%, 12/15/2020	250,000	295,136
8.25%, 8/15/2018	1,100,000	1,375,101
AON Corp. 5.00%, 9/30/2020	225,000	245,014
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	110,176
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	250,221
1.30%, 5/15/2018	100,000	96,928
4.25%, 1/15/2021 (a)	100,000	105,234
5.40%, 5/15/2018 (a)	320,000	363,346
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	147,715
1.90%, 1/31/2017	200,000	202,775
2.20%, 8/15/2016	250,000	257,641
3.00%, 2/11/2023	250,000	235,504
3.20%, 2/11/2015	350,000	360,315
3.40%, 1/31/2022	150,000	147,836
Chubb Corp. 6.38%, 3/29/2067 (b)	195,000	212,550
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	169,873
6.50%, 8/15/2016	150,000	168,733
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	103,424
First American Financial Corp. 4.30%, 2/1/2023	100,000	94,536
Genworth Financial, Inc.:
7.20%, 2/15/2021	150,000	173,376
7.63%, 9/24/2021 (a)	100,000	118,715
8.63%, 12/15/2016	150,000	177,592
Genworth Holdings, Inc. 4.90%, 8/15/2023 (a)	86,000	85,948
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	103,726
5.13%, 4/15/2022	150,000	163,374
5.50%, 3/30/2020	250,000	277,719
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	98,555
ING US, Inc.:
2.90%, 2/15/2018	300,000	305,995
5.50%, 7/15/2022	100,000	108,445
Lincoln National Corp.:
7.00%, 5/17/2066 (b)	600,000	609,000
8.75%, 7/1/2019	300,000	383,575
Loews Corp. 2.63%, 5/15/2023	100,000	89,141
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	103,738
Markel Corp. 3.63%, 3/30/2023	150,000	140,076
Marsh & McLennan Cos., Inc.:
2.55%, 10/15/2018	75,000	74,704
4.80%, 7/15/2021	50,000	53,058
MetLife, Inc.:
4.37%, 9/15/2023	200,000	204,975
4.75%, 2/8/2021	250,000	270,194
6.75%, 6/1/2016	515,000	584,388
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	96,111
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	96,417
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	108,370

See accompanying notes to financial statements.

123

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Principal Financial Group, Inc. 8.88%, 5/15/2019	$250,000	$318,258
ProAssurance Corp. 5.30%, 11/15/2023	100,000	101,090
Prudential Financial, Inc.:
3.00%, 5/12/2016	250,000	259,767
3.88%, 1/14/2015	125,000	129,241
4.50%, 11/16/2021 (a)	250,000	266,056
4.75%, 9/17/2015	320,000	340,836
5.63%, 6/15/2043 (b)	500,000	491,250
5.88%, 9/15/2042 (b)	250,000	253,125
7.38%, 6/15/2019	250,000	306,245
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	286,861
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	98,230
The Allstate Corp. 5.75%, 8/15/2053 (b)	350,000	353,500
The Progressive Corp. 3.75%, 8/23/2021	150,000	152,419
The Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	120,494
6.25%, 6/20/2016	320,000	359,073
Torchmark Corp. 3.80%, 9/15/2022 (a)	75,000	71,733
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	108,177
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	147,907
Unum Group 7.13%, 9/30/2016	100,000	113,584
Willis North America, Inc. 6.20%, 3/28/2017	250,000	274,623
WR Berkley Corp. 4.63%, 3/15/2022	150,000	151,705
XLIT, Ltd. 2.30%, 12/15/2018	200,000	196,877

		16,858,481

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc. 5.95%, 8/15/2020	200,000	214,000

INTERNET SOFTWARE & SERVICES — 0.3%
Amazon.com, Inc.:
1.20%, 11/29/2017	250,000	245,217
2.50%, 11/29/2022 (a)	300,000	270,595
Baidu, Inc.:
2.25%, 11/28/2017	50,000	49,559
3.50%, 11/28/2022 (a)	150,000	137,148
eBay, Inc.:
0.70%, 7/15/2015	288,000	288,768
2.60%, 7/15/2022	150,000	137,420
3.25%, 10/15/2020	150,000	150,385
Google, Inc. 3.63%, 5/19/2021	150,000	155,588

		1,434,680

IT SERVICES — 0.3%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	99,775
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	232,806
6.80%, 11/20/2017	150,000	173,513
International Business Machines Corp. 5.70%, 9/14/2017	545,000	624,424

		1,130,518

LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Mattel, Inc. 3.15%, 3/15/2023	150,000	138,536

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	272,283
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	411,167
3.20%, 5/1/2015	250,000	257,312
3.20%, 3/1/2016	40,000	41,912
4.50%, 3/1/2021	500,000	527,950

		1,510,624

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017 (a)	450,000	451,714
2.60%, 6/26/2022 (a)	100,000	93,041
3.90%, 5/27/2021	250,000	259,659
7.90%, 12/15/2018	250,000	314,708
Danaher Corp. 5.40%, 3/1/2019	250,000	283,400
Deere & Co. 2.60%, 6/8/2022	250,000	233,559
Dover Corp. 4.30%, 3/1/2021	250,000	266,535
Eaton Corp.:
2.75%, 11/2/2022	500,000	466,002
6.95%, 3/20/2019	150,000	178,678
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	45,053
6.25%, 4/1/2019	250,000	293,056
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019 (c)	200,000	199,415
4.25%, 6/15/2023 (a)(c)	200,000	196,072
Joy Global, Inc. 5.13%, 10/15/2021 (a)	80,000	83,211
Kennametal, Inc. 2.65%, 11/1/2019	100,000	96,792
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	300,000	279,309
3.40%, 12/1/2021 (a)	100,000	97,907

		3,838,111

MEDIA — 4.2%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	235,158
4.50%, 2/15/2021	200,000	213,061
6.90%, 3/1/2019	260,000	308,763
CBS Corp.:
1.95%, 7/1/2017	100,000	100,210
3.38%, 3/1/2022	150,000	143,445
4.30%, 2/15/2021	100,000	103,361
5.75%, 4/15/2020	450,000	503,797

See accompanying notes to financial statements.

124

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

8.88%, 5/15/2019	$145,000	$183,853
CC Holdings GS V LLC 2.38%, 12/15/2017	100,000	99,041
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	831,092
Comcast Corp.:
3.13%, 7/15/2022	300,000	286,253
5.15%, 3/1/2020	300,000	332,364
5.70%, 5/15/2018	315,000	361,593
5.85%, 11/15/2015	150,000	163,941
5.88%, 2/15/2018	600,000	692,374
5.90%, 3/15/2016	250,000	276,561
6.50%, 1/15/2015	500,000	530,041
6.50%, 1/15/2017	250,000	287,095
Cox Communications, Inc. 5.50%, 10/1/2015	200,000	214,679
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (a)	200,000	196,025
3.13%, 2/15/2016	250,000	260,290
3.50%, 3/1/2016	250,000	262,173
3.55%, 3/15/2015	395,000	407,443
Series WI 3.80%, 3/15/2022 (a)	250,000	239,630
5.00%, 3/1/2021	150,000	157,284
5.20%, 3/15/2020	350,000	380,731
5.88%, 10/1/2019	250,000	282,226
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	142,514
3.70%, 6/1/2015	250,000	260,134
4.38%, 6/15/2021	100,000	103,654
5.05%, 6/1/2020	200,000	218,789
5.63%, 8/15/2019	100,000	113,000
Graham Holdings Co. 7.25%, 2/1/2019	100,000	116,876
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	334,344
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	519,933
4.38%, 4/1/2021	300,000	317,511
5.15%, 4/30/2020	210,000	233,835
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	291,934
4.45%, 8/15/2020	250,000	262,305
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	92,114
8.63%, 1/15/2019	150,000	188,084
The Interpublic Group of Cos., Inc. 2.25%, 11/15/2017 (a)	100,000	99,126
The Walt Disney Co.:
1.13%, 2/15/2017 (a)	300,000	294,526
2.35%, 12/1/2022	250,000	228,009
3.75%, 6/1/2021	200,000	204,456
5.50%, 3/15/2019	300,000	340,405
Thomson Reuters Corp. 6.50%, 7/15/2018	405,000	469,615
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	250,000	230,363
5.00%, 2/1/2020	500,000	501,092
5.85%, 5/1/2017	825,000	900,725
8.25%, 4/1/2019	200,000	234,827
8.75%, 2/14/2019	500,000	597,483
Time Warner, Inc.:
4.70%, 1/15/2021	500,000	532,095
4.88%, 3/15/2020	350,000	380,542
5.88%, 11/15/2016	740,000	833,661
Viacom, Inc.:
2.50%, 9/1/2018	100,000	100,271
3.13%, 6/15/2022	250,000	234,312
3.25%, 3/15/2023 (a)	100,000	92,391
3.50%, 4/1/2017	100,000	105,869
3.88%, 12/15/2021	250,000	247,765
6.25%, 4/30/2016	400,000	446,617

		18,321,661

METALS & MINING — 2.7%
Alcoa, Inc.:
5.40%, 4/15/2021	500,000	511,832
6.15%, 8/15/2020	200,000	215,653
6.75%, 7/15/2018	205,000	230,557
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	100,483
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	225,433
6.95%, 4/1/2019	650,000	743,654
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	48,047
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	250,000	251,239
1.63%, 2/24/2017	250,000	251,819
1.88%, 11/21/2016	500,000	511,049
2.05%, 9/30/2018	250,000	249,573
2.88%, 2/24/2022	200,000	191,102
3.25%, 11/21/2021	250,000	249,009
5.25%, 12/15/2015	575,000	625,302
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	38,518
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (a)	250,000	251,969
4.88%, 4/1/2021	100,000	97,419
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018	550,000	549,713
3.10%, 3/15/2020	250,000	242,312
3.55%, 3/1/2022	800,000	753,361
3.88%, 3/15/2023	250,000	235,841
Newmont Mining Corp. 3.50%, 3/15/2022 (a)	250,000	211,585
Nucor Corp.:
4.00%, 8/1/2023	150,000	146,409
5.75%, 12/1/2017 (a)	250,000	283,249
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	251,691
2.25%, 12/14/2018	300,000	298,080
2.88%, 8/21/2022 (a)	150,000	139,469
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	154,218
3.50%, 11/2/2020	400,000	405,898
3.75%, 9/20/2021	150,000	149,922

See accompanying notes to financial statements.

125

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 7/15/2018	$475,000	$559,667
9.00%, 5/1/2019	300,000	392,618
Southern Copper Corp. 3.50%, 11/8/2022	89,000	81,697
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	232,823
4.50%, 1/15/2021	600,000	600,450
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	97,213
5.63%, 9/15/2019	360,000	390,747
6.25%, 1/23/2017	500,000	555,888
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	162,323

		11,687,832

MULTI-UTILITIES — 1.0%
Dominion Resources, Inc.:
4.45%, 3/15/2021	250,000	264,882
5.60%, 11/15/2016	300,000	334,305
6.40%, 6/15/2018	250,000	292,502
8.88%, 1/15/2019	250,000	318,373
MidAmerican Energy Co. 2.40%, 3/15/2019	150,000	150,380
MidAmerican Energy Holdings Co.:
3.75%, 11/15/2023 (c)	600,000	587,494
5.75%, 4/1/2018	490,000	559,384
NSTAR 4.50%, 11/15/2019	150,000	162,382
Sempra Energy:
6.15%, 6/15/2018	300,000	344,697
6.50%, 6/1/2016	395,000	443,951
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	708,807

		4,167,157

MULTILINE RETAIL — 0.4%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	150,000	148,431
4.75%, 12/15/2023	200,000	203,055
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	258,499
3.88%, 1/15/2022	240,000	237,835
4.38%, 9/1/2023	90,000	90,829
7.88%, 7/15/2015 (a)	250,000	276,605
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	341,751
Target Corp.:
2.90%, 1/15/2022	100,000	95,778
5.38%, 5/1/2017	250,000	283,670

		1,936,453

OFFICE ELECTRONICS — 0.4%
Xerox Corp.:
2.95%, 3/15/2017	340,000	352,792
4.25%, 2/15/2015	395,000	408,990
4.50%, 5/15/2021	250,000	254,588
5.63%, 12/15/2019 (a)	350,000	391,906
6.35%, 5/15/2018 (a)	150,000	173,519

		1,581,795

OIL, GAS & CONSUMABLE FUELS — 9.2%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	334,532
6.38%, 9/15/2017	300,000	343,890
6.95%, 6/15/2019	155,000	183,987
8.70%, 3/15/2019	150,000	190,185
Apache Corp.:
2.63%, 1/15/2023	300,000	276,347
3.25%, 4/15/2022	145,000	141,924
6.90%, 9/15/2018	300,000	360,639
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	229,695
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	165,048
BP Capital Markets PLC:
1.85%, 5/5/2017	250,000	252,910
2.24%, 9/26/2018	250,000	250,593
2.25%, 11/1/2016	250,000	258,227
2.50%, 11/6/2022	100,000	90,821
2.75%, 5/10/2023	250,000	228,423
3.56%, 11/1/2021	330,000	331,647
4.74%, 3/11/2021 (a)	255,000	277,733
4.75%, 3/10/2019	175,000	194,615
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	147,984
4.88%, 2/1/2021 (a)	250,000	254,150
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021 (a)	250,000	246,478
5.70%, 5/15/2017	205,000	230,055
Cenovus Energy, Inc.:
3.00%, 8/15/2022	250,000	233,527
5.70%, 10/15/2019	300,000	341,238
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	69,202
6.15%, 5/1/2016	250,000	276,274
Chevron Corp.:
1.10%, 12/5/2017	250,000	244,196
1.72%, 6/24/2018	350,000	348,206
2.36%, 12/5/2022	500,000	454,721
3.19%, 6/24/2023	350,000	336,482
4.95%, 3/3/2019	205,000	232,652
ConocoPhillips:
4.60%, 1/15/2015	150,000	156,147
5.75%, 2/1/2019	360,000	417,238
6.00%, 1/15/2020	450,000	523,861
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	280,940
Continental Resources, Inc. 5.00%, 9/15/2022	300,000	311,250
DCP Midstream Operating LP:
2.50%, 12/1/2017	250,000	250,111
3.88%, 3/15/2023	300,000	276,847
Devon Energy Corp.:
2.40%, 7/15/2016	500,000	515,776
6.30%, 1/15/2019	300,000	347,987
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	168,206
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	167,000

See accompanying notes to financial statements.

126

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Enbridge Energy Partners LP:
5.20%, 3/15/2020 (a)	$250,000	$270,362
9.88%, 3/1/2019	250,000	325,705
Enbridge, Inc. 5.60%, 4/1/2017	250,000	277,028
EnCana Corp. 6.50%, 5/15/2019	310,000	361,982
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	464,007
4.15%, 10/1/2020	150,000	152,127
5.20%, 2/1/2022	250,000	262,480
5.95%, 2/1/2015	250,000	263,059
6.70%, 7/1/2018	250,000	289,949
Ensco PLC:
3.25%, 3/15/2016	400,000	417,473
4.70%, 3/15/2021	425,000	450,068
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	401,840
3.20%, 2/1/2016	100,000	104,597
3.35%, 3/15/2023	250,000	237,076
5.25%, 1/31/2020	100,000	111,494
6.30%, 9/15/2017	410,000	473,640
EOG Resources, Inc.:
2.63%, 3/15/2023	600,000	545,773
2.95%, 6/1/2015	350,000	361,757
4.40%, 6/1/2020	250,000	265,971
EQT Corp. 8.13%, 6/1/2019	150,000	179,554
Hess Corp. 8.13%, 2/15/2019	350,000	434,795
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	300,928
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	148,254
3.45%, 2/15/2023	200,000	185,456
3.50%, 9/1/2023	425,000	392,368
3.95%, 9/1/2022	150,000	146,258
4.15%, 3/1/2022	150,000	149,405
5.30%, 9/15/2020	200,000	219,746
6.00%, 2/1/2017	305,000	343,369
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	177,931
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	150,311
2.80%, 11/1/2022	250,000	230,367
6.00%, 10/1/2017	300,000	343,865
Marathon Petroleum Corp. 5.13%, 3/1/2021	300,000	324,970
Murphy Oil Corp. 2.50%, 12/1/2017	200,000	201,955
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	256,350
8.25%, 3/1/2019	150,000	186,303
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	245,225
4.90%, 8/1/2020 (a)	200,000	211,185
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	253,525
2.50%, 2/1/2016	300,000	311,049
2.70%, 2/15/2023	250,000	229,377
4.10%, 2/1/2021	250,000	262,098
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	76,786
3.25%, 2/1/2016	50,000	52,139
3.38%, 10/1/2022	250,000	233,496
6.15%, 10/1/2016	150,000	168,218
ONEOK, Inc. 4.25%, 2/1/2022 (a)	150,000	141,661
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	171,000
Phillips 66:
2.95%, 5/1/2017	350,000	363,910
4.30%, 4/1/2022	600,000	608,835
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	250,000	249,868
7.50%, 1/15/2020	250,000	304,352
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	90,763
3.85%, 10/15/2023	100,000	97,459
3.95%, 9/15/2015	10,000	10,519
5.00%, 2/1/2021	250,000	271,588
5.75%, 1/15/2020	250,000	285,235
8.75%, 5/1/2019	200,000	255,847
Plains Exploration & Production Co. 6.13%, 6/15/2019	300,000	330,000
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	181,090
Shell International Finance BV:
1.13%, 8/21/2017	300,000	296,685
1.90%, 8/10/2018 (a)	250,000	249,694
2.25%, 1/6/2023	150,000	134,237
2.38%, 8/21/2022	300,000	274,446
3.10%, 6/28/2015	150,000	155,707
3.40%, 8/12/2023	250,000	243,435
4.30%, 9/22/2019	350,000	383,837
5.20%, 3/22/2017	300,000	336,448
Southern Natural Gas Co.:
4.40%, 6/15/2021	250,000	256,758
5.90%, 4/1/2017 (c)	250,000	279,537
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	248,659
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	303,213
Spectra Energy Partners LP 2.95%, 9/25/2018	150,000	151,202
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	173,411
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	137,806
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	195,042
7.75%, 6/1/2019	150,000	179,665
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	258,867
The Williams Cos., Inc. 3.70%, 1/15/2023	550,000	479,960

See accompanying notes to financial statements.

127

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Total Capital International SA:
1.00%, 8/12/2016	$250,000	$250,543
1.50%, 2/17/2017	300,000	301,485
1.55%, 6/28/2017	300,000	300,634
2.70%, 1/25/2023	200,000	184,315
2.88%, 2/17/2022	150,000	143,238
Total Capital SA:
2.13%, 8/10/2018	200,000	201,202
2.30%, 3/15/2016	250,000	257,816
3.00%, 6/24/2015	250,000	258,508
3.13%, 10/2/2015	300,000	313,262
4.13%, 1/28/2021	250,000	263,606
4.45%, 6/24/2020	300,000	326,235
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	185,000	184,196
0.88%, 3/2/2015	150,000	150,277
2.50%, 8/1/2022 (a)	250,000	228,849
3.80%, 10/1/2020	95,000	98,683
6.50%, 8/15/2018	300,000	353,677
7.13%, 1/15/2019	150,000	181,563
Transocean, Inc.:
2.50%, 10/15/2017	250,000	253,550
3.80%, 10/15/2022 (a)	250,000	237,274
4.95%, 11/15/2015	150,000	160,712
6.38%, 12/15/2021	550,000	616,469
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	285,273
6.13%, 2/1/2020	145,000	165,202
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	251,928
9.63%, 3/1/2019	500,000	639,806
Western Gas Partners LP 4.00%, 7/1/2022	67,000	64,302
Williams Partners LP:
3.80%, 2/15/2015	265,000	273,361
4.00%, 11/15/2021	150,000	148,425
4.13%, 11/15/2020	150,000	153,127
5.25%, 3/15/2020	450,000	490,752
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	115,043
6.50%, 12/15/2018	250,000	302,196

		39,649,660

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	263,390
International Paper Co.:
4.75%, 2/15/2022 (a)	110,000	115,613
7.50%, 8/15/2021	500,000	615,551
7.95%, 6/15/2018	250,000	305,479
9.38%, 5/15/2019	130,000	169,792

		1,469,825

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	205,507
4.60%, 3/15/2020	71,000	71,232
The Procter & Gamble Co. 4.70%, 2/15/2019	250,000	280,917

		557,656

PHARMACEUTICALS — 3.6%
Abbott Laboratories 4.13%, 5/27/2020	350,000	375,588
AbbVie, Inc.:
1.20%, 11/6/2015	500,000	505,263
1.75%, 11/6/2017	900,000	901,739
2.90%, 11/6/2022	400,000	373,809
Allergan, Inc. 5.75%, 4/1/2016 (a)	200,000	218,472
AstraZeneca PLC 5.90%, 9/15/2017	250,000	285,728
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	100,000	88,568
5.45%, 5/1/2018	350,000	400,222
Eli Lilly & Co. 5.20%, 3/15/2017	200,000	224,155
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,020
2.85%, 5/8/2022	50,000	47,289
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	350,000	348,731
2.80%, 3/18/2023 (a)	250,000	231,501
5.65%, 5/15/2018	310,000	356,188
Johnson & Johnson:
3.38%, 12/5/2023 (a)	600,000	598,376
5.15%, 7/15/2018	258,000	294,324
5.55%, 8/15/2017	100,000	114,386
McKesson Corp.:
0.95%, 12/4/2015	250,000	250,067
1.40%, 3/15/2018	250,000	241,637
3.25%, 3/1/2016	250,000	261,389
Mead Johnson Nutrition Co. 4.90%, 11/1/2019 (a)	150,000	163,318
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	315,169
Merck & Co., Inc.:
1.10%, 1/31/2018	600,000	586,150
1.30%, 5/18/2018	167,000	162,891
2.40%, 9/15/2022	300,000	273,141
5.00%, 6/30/2019	510,000	576,851
Merck Sharp & Dohme Corp. 4.00%, 6/30/2015	250,000	262,782
Mylan, Inc.:
1.80%, 6/24/2016 (c)	300,000	304,271
2.60%, 6/24/2018 (c)	200,000	201,369
Novartis Capital Corp. 2.40%, 9/21/2022	250,000	228,463
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	750,000	844,316
Perrigo Co. PLC:
1.30%, 11/8/2016 (c)	200,000	199,577
4.00%, 11/15/2023 (c)	250,000	244,849
Pfizer, Inc.:
1.50%, 6/15/2018	250,000	245,876
3.00%, 6/15/2023 (a)	250,000	236,005
5.35%, 3/15/2015	350,000	370,043

See accompanying notes to financial statements.

128

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.20%, 3/15/2019	$610,000	$723,174
Sanofi:
1.25%, 4/10/2018	341,000	331,832
2.63%, 3/29/2016	300,000	311,364
4.00%, 3/29/2021	250,000	261,067
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	288,171
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016 (a)	250,000	256,513
2.95%, 12/18/2022	250,000	226,729
3.65%, 11/10/2021	300,000	292,827
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	300,000	308,931
Watson Pharmaceuticals, Inc.:
1.88%, 10/1/2017	300,000	298,781
3.25%, 10/1/2022	300,000	280,615
Wyeth 5.45%, 4/1/2017 (a)	50,000	56,075
Zoetis, Inc.:
1.15%, 2/1/2016	30,000	30,114
1.88%, 2/1/2018	150,000	148,756
3.25%, 2/1/2023	213,000	199,269

		15,396,741

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	237,120
American Tower Corp. 3.50%, 1/31/2023	300,000	273,481
AvalonBay Communities, Inc.:
3.63%, 10/1/2020	250,000	252,034
5.75%, 9/15/2016	100,000	110,899
BioMed Realty LP 4.25%, 7/15/2022	250,000	243,751
Boston Properties LP:
3.70%, 11/15/2018	100,000	105,293
3.85%, 2/1/2023	500,000	488,466
5.63%, 4/15/2015	250,000	265,213
5.63%, 11/15/2020	150,000	169,244
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	215,262
Camden Property Trust 4.63%, 6/15/2021	50,000	52,400
CommonWealth REIT 6.25%, 6/15/2017	100,000	107,111
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	89,920
CubeSmart LP 4.38%, 12/15/2023	100,000	98,554
DDR Corp.:
3.38%, 5/15/2023	250,000	228,189
3.50%, 1/15/2021	100,000	97,383
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	227,072
5.25%, 3/15/2021 (a)	350,000	359,749
Duke Realty LP 7.38%, 2/15/2015	300,000	320,632
EPR Properties 5.75%, 8/15/2022	100,000	100,281
ERP Operating LP:
4.63%, 12/15/2021	550,000	577,917
5.75%, 6/15/2017	110,000	122,858
6.58%, 4/13/2015	250,000	267,966
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	92,606
HCP, Inc.:
3.15%, 8/1/2022	100,000	92,039
3.75%, 2/1/2016	55,000	57,684
5.38%, 2/1/2021	250,000	271,219
6.30%, 9/15/2016	150,000	168,226
6.70%, 1/30/2018	250,000	290,089
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	247,144
4.95%, 1/15/2021	350,000	370,500
6.20%, 6/1/2016	100,000	110,796
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	167,352
Hospitality Properties Trust 6.30%, 6/15/2016	200,000	214,789
Host Hotels & Resorts LP 4.75%, 3/1/2023	400,000	402,424
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	97,576
Kilroy Realty LP 4.80%, 7/15/2018	250,000	269,536
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	279,011
6.88%, 10/1/2019	100,000	118,649
Liberty Property LP 5.50%, 12/15/2016	250,000	273,212
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	148,838
3.15%, 5/15/2023	100,000	87,058
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	49,029
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	94,840
ProLogis LP:
3.35%, 2/1/2021	250,000	243,560
4.25%, 8/15/2023	300,000	295,398
Realty Income Corp.:
5.95%, 9/15/2016	250,000	277,441
6.75%, 8/15/2019	350,000	408,402
Regency Centers LP 5.88%, 6/15/2017	150,000	166,460
Simon Property Group LP:
2.15%, 9/15/2017	400,000	404,738
4.38%, 3/1/2021	150,000	158,765
5.10%, 6/15/2015	200,000	212,312
5.65%, 2/1/2020 (a)	250,000	283,059
5.88%, 3/1/2017	200,000	224,724
UDR, Inc.:
4.25%, 6/1/2018	200,000	211,388
4.63%, 1/10/2022	50,000	51,068
Ventas Realty LP/Ventas Capital Corp.:
1.55%, 9/26/2016	146,000	146,524

See accompanying notes to financial statements.

129

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.00%, 2/15/2018	$250,000	$245,730
2.70%, 4/1/2020	300,000	286,821
4.25%, 3/1/2022	150,000	150,433
4.75%, 6/1/2021	100,000	105,050
Vornado Realty LP 5.00%, 1/15/2022	150,000	155,962
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	95,289
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	231,358
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	254,249

		13,522,143

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	300,000	278,455
3.05%, 3/15/2022	200,000	189,678
3.45%, 9/15/2021	200,000	198,027
5.75%, 3/15/2018	400,000	457,113
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	89,772
5.55%, 3/1/2019	250,000	284,942
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (a)	150,000	155,036
CSX Corp.:
3.70%, 11/1/2023	94,000	91,444
6.25%, 4/1/2015	250,000	266,955
7.38%, 2/1/2019	205,000	248,735
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	139,620
Norfolk Southern Corp.:
3.00%, 4/1/2022	100,000	94,805
3.25%, 12/1/2021	250,000	243,725
5.75%, 1/15/2016	150,000	164,134
5.90%, 6/15/2019	250,000	287,756
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	144,624
2.45%, 11/15/2018	150,000	148,042
3.15%, 3/2/2015	250,000	256,155
Union Pacific Corp.:
2.95%, 1/15/2023	400,000	372,235
3.65%, 2/15/2024 (c)	231,000	223,920
4.16%, 7/15/2022	100,000	103,235
Wabtec Corp. 4.38%, 8/15/2023	100,000	100,134

		4,538,542

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Altera Corp. 1.75%, 5/15/2017	175,000	172,465
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	274,679
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	103,500
Broadcom Corp. 2.70%, 11/1/2018	150,000	152,261
Intel Corp.:
1.35%, 12/15/2017	350,000	346,423
1.95%, 10/1/2016	400,000	411,981
2.70%, 12/15/2022 (a)	250,000	230,958
3.30%, 10/1/2021	327,000	325,723
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	115,610
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	147,843
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	156,311
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,817
1.65%, 8/3/2019	350,000	334,433

		2,872,004

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	205,349
CA, Inc. 2.88%, 8/15/2018	150,000	151,211
Intuit, Inc. 5.75%, 3/15/2017	150,000	167,250
Microsoft Corp.:
1.00%, 5/1/2018 (a)	250,000	242,435
2.13%, 11/15/2022	300,000	268,614
2.38%, 5/1/2023 (a)	250,000	225,767
2.50%, 2/8/2016	250,000	260,094
3.63%, 12/15/2023	500,000	500,727
4.20%, 6/1/2019	335,000	367,995
Oracle Corp.:
1.20%, 10/15/2017	250,000	246,448
2.38%, 1/15/2019	350,000	351,777
2.50%, 10/15/2022	250,000	227,532
3.63%, 7/15/2023	250,000	246,383
5.00%, 7/8/2019	750,000	846,611
5.75%, 4/15/2018	250,000	289,035
Symantec Corp.:
2.75%, 9/15/2015	125,000	128,827
4.20%, 9/15/2020	350,000	355,978

		5,082,033

SPECIALTY RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	50,818
AutoZone, Inc. 5.75%, 1/15/2015	300,000	315,120
Dollar General Corp. 3.25%, 4/15/2023 (a)	250,000	228,132
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	257,695
3.12%, 4/15/2022	250,000	241,333
3.88%, 9/15/2023 (a)	150,000	150,812
4.63%, 4/15/2020	125,000	136,709
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	103,385
QVC, Inc. 4.38%, 3/15/2023	150,000	140,953
The Gap, Inc. 5.95%, 4/12/2021	250,000	276,238

See accompanying notes to financial statements.

130

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Home Depot, Inc.:
2.25%, 9/10/2018	$143,000	$144,735
3.95%, 9/15/2020	250,000	265,772
4.40%, 4/1/2021	300,000	326,007
5.40%, 3/1/2016	425,000	467,722
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	90,514
4.20%, 8/15/2015	150,000	158,138

		3,354,083

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
NIKE, Inc. 2.25%, 5/1/2023	100,000	90,065
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	49,636

		139,701

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	539,286
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	141,368
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	264,293

		944,947

TOBACCO — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	300,000	274,935
4.13%, 9/11/2015	400,000	422,086
4.75%, 5/5/2021	400,000	429,247
9.70%, 11/10/2018	299,000	393,079
Lorillard Tobacco Co.:
2.30%, 8/21/2017	320,000	321,247
3.50%, 8/4/2016 (a)	45,000	47,343
6.88%, 5/1/2020 (a)	150,000	173,388
8.13%, 6/23/2019	250,000	305,259
Philip Morris International, Inc.:
1.13%, 8/21/2017 (a)	350,000	343,685
2.50%, 8/22/2022	250,000	226,985
2.90%, 11/15/2021	250,000	239,631
4.50%, 3/26/2020	250,000	270,329
5.65%, 5/16/2018	400,000	459,634
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	33,080
3.25%, 11/1/2022 (a)	250,000	230,742
4.85%, 9/15/2023	250,000	257,655

		4,428,325

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
2.38%, 7/30/2018	232,000	227,216
4.75%, 5/15/2015	175,000	182,192

		409,408

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
America Movil SAB de CV:
2.38%, 9/8/2016	550,000	563,414
3.13%, 7/16/2022	250,000	231,603
5.00%, 3/30/2020	350,000	381,527
American Tower Corp.:
3.40%, 2/15/2019	120,000	123,193
4.50%, 1/15/2018	100,000	107,288
4.63%, 4/1/2015	250,000	261,143
5.05%, 9/1/2020	100,000	103,673
AT&T, Inc.:
4.45%, 5/15/2021	400,000	418,999
5.50%, 2/1/2018	1,248,000	1,413,833
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	260,000	330,613
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	289,434
6.75%, 8/20/2018	150,000	177,826
Embarq Corp. 7.08%, 6/1/2016	750,000	836,250
France Telecom SA:
2.13%, 9/16/2015	300,000	305,773
2.75%, 9/14/2016	250,000	259,150
4.13%, 9/14/2021	100,000	100,769
5.38%, 7/8/2019	200,000	223,051
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	507,387
Telefonica Emisiones SAU:
3.19%, 4/27/2018	500,000	509,188
3.99%, 2/16/2016 (a)	405,000	425,454
4.57%, 4/27/2023	250,000	246,125
4.95%, 1/15/2015 (a)	300,000	311,525
5.13%, 4/27/2020	255,000	271,627
6.22%, 7/3/2017	250,000	281,595
Verizon Communications, Inc. 6.35%, 4/1/2019	450,000	528,965
Vodafone Group PLC:
0.90%, 2/19/2016	500,000	497,732
1.25%, 9/26/2017	250,000	244,273
1.50%, 2/19/2018	250,000	243,723
1.63%, 3/20/2017	300,000	299,879
2.50%, 9/26/2022	250,000	221,597
2.95%, 2/19/2023	250,000	228,504
4.38%, 3/16/2021	250,000	260,465
4.63%, 7/15/2018 (a)	300,000	329,385
5.63%, 2/27/2017	50,000	55,941

		11,590,904

TOTAL CORPORATE BONDS & NOTES —
(Cost $425,686,876)		428,036,093

	Shares
SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	14,304,978	14,304,978

See accompanying notes to financial statements.

131

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)	2,168,120	$2,168,120

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $16,473,098)		16,473,098

TOTAL INVESTMENTS — 102.7% (i)
(Cost $442,159,974)		444,509,191
OTHER ASSETS & LIABILITIES — (2.7)%		(11,817,956)

NET ASSETS — 100.0%		$432,691,235

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
(i)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

132

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp. 3.60%, 11/15/2042	$50,000	$41,117
Honeywell International, Inc.:
5.38%, 3/1/2041	50,000	55,179
5.70%, 3/15/2036	100,000	113,002
Lockheed Martin Corp.:
4.07%, 12/15/2042	60,000	52,289
4.85%, 9/15/2041	100,000	97,965
6.15%, 9/1/2036	130,000	147,339
Northrop Grumman Corp. 4.75%, 6/1/2043	125,000	118,808
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	63,830
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	43,495
Raytheon Co.:
4.70%, 12/15/2041	50,000	48,517
7.20%, 8/15/2027	50,000	61,288
The Boeing Co. 6.88%, 3/15/2039	120,000	158,177
United Technologies Corp.:
4.50%, 6/1/2042	297,000	287,918
5.70%, 4/15/2040	100,000	114,239
6.05%, 6/1/2036	100,000	118,646
6.13%, 7/15/2038	130,000	155,826

		1,677,635

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp. 3.88%, 8/1/2042	41,000	33,775
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	102,536
6.20%, 1/15/2038	125,000	151,918

		288,229

AIRLINES — 0.3%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	146,309	147,406
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	99,657	99,906

		247,312

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	49,313
5.70%, 3/1/2041	50,000	52,518

		101,831

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	127,000	185,159
Ford Motor Co.:
4.75%, 1/15/2043	200,000	181,159
7.45%, 7/16/2031	225,000	277,572

		643,890

BEVERAGES — 1.6%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	100,000	120,835
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	124,000	105,491
6.38%, 1/15/2040 (a)	190,000	231,109
8.00%, 11/15/2039	100,000	144,298
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	75,448
Diageo Capital PLC 3.88%, 4/29/2043	30,000	25,918
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	32,054
7.45%, 4/15/2035	100,000	131,143
Molson Coors Brewing Co. 5.00%, 5/1/2042	100,000	97,831
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	107,946
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	87,069
4.88%, 11/1/2040	50,000	49,842
5.50%, 1/15/2040	50,000	54,032
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	50,000	62,707

		1,325,723

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
5.15%, 11/15/2041	225,000	223,490
5.38%, 5/15/2043	175,000	178,333
6.38%, 6/1/2037	100,000	114,381
6.40%, 2/1/2039 (a)	150,000	171,696
Celgene Corp. 5.25%, 8/15/2043 (a)	50,000	50,784
Genentech, Inc. 5.25%, 7/15/2035	100,000	106,056
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	111,310

		956,050

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	91,000	96,989

CAPITAL MARKETS — 2.3%
Jefferies Group, Inc.:
6.25%, 1/15/2036 (a)	50,000	48,285
6.45%, 6/8/2027	100,000	104,981
Morgan Stanley:
5.00%, 11/24/2025	175,000	175,658
6.25%, 8/9/2026	50,000	57,527
6.38%, 7/24/2042	150,000	174,925
7.25%, 4/1/2032	100,000	124,702
Northern Trust Corp. 3.95%, 10/30/2025	50,000	48,356
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	100,000	106,965
6.25%, 2/1/2041	230,000	263,185
6.45%, 5/1/2036	150,000	158,310

See accompanying notes to financial statements.

133

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 10/1/2037	$522,000	$574,982

		1,837,876

CHEMICALS — 1.8%
Agrium, Inc. 6.13%, 1/15/2041	125,000	134,085
CF Industries, Inc. 4.95%, 6/1/2043	25,000	22,616
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	50,000	44,243
5.60%, 12/15/2036	100,000	108,916
Eastman Chemical Co. 4.80%, 9/1/2042 (a)	100,000	94,880
Ecolab, Inc. 5.50%, 12/8/2041	50,000	53,380
LYB International Finance BV 5.25%, 7/15/2043	164,000	164,590
Monsanto Co.:
3.60%, 7/15/2042	37,000	30,217
5.88%, 4/15/2038	100,000	113,815
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	109,032
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	198,798
The Dow Chemical Co.:
4.38%, 11/15/2042	50,000	44,484
9.40%, 5/15/2039	105,000	157,806
The Mosaic Co.:
5.45%, 11/15/2033	75,000	76,385
5.63%, 11/15/2043	58,000	59,082
The Sherwin-Williams Co. 4.00%, 12/15/2042	50,000	43,161

		1,455,490

COMMERCIAL BANKS — 3.1%
Bank One Corp. 7.63%, 10/15/2026	100,000	124,495
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	100,000	103,767
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	132,484
HSBC Bank USA NA 5.88%, 11/1/2034	100,000	109,246
HSBC Holdings PLC:
6.10%, 1/14/2042	100,000	119,991
6.50%, 5/2/2036	150,000	175,665
6.50%, 9/15/2037	95,000	111,768
6.80%, 6/1/2038	250,000	305,112
7.63%, 5/17/2032	100,000	125,100
JPMorgan Chase & Co. 5.60%, 7/15/2041	150,000	163,477
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	128,799
Wachovia Bank NA 6.60%, 1/15/2038	250,000	309,810
Wachovia Corp.:
5.50%, 8/1/2035	50,000	50,978
7.50%, 4/15/2035	100,000	124,957
Wells Fargo & Co.:
5.38%, 2/7/2035	100,000	107,629
5.38%, 11/2/2043	250,000	252,931
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	97,750

		2,543,959

COMMERCIAL SERVICES & SUPPLIES — 0.5%
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	40,646
Republic Services, Inc. 5.70%, 5/15/2041	150,000	160,878
Waste Management, Inc. 7.75%, 5/15/2032	150,000	197,119

		398,643

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
5.50%, 1/15/2040 (a)	150,000	159,810
5.90%, 2/15/2039	195,000	217,068
Harris Corp. 6.15%, 12/15/2040	50,000	52,752
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	98,718
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	60,220

		588,568

COMPUTERS & PERIPHERALS — 0.3%
Apple, Inc. 3.85%, 5/4/2043 (a)	200,000	166,245
Hewlett-Packard Co. 6.00%, 9/15/2041	75,000	74,533

		240,778

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	55,234

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	86,111
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	113,115

		199,226

DIVERSIFIED FINANCIAL SERVICES — 6.3%
American Express Co. 4.05%, 12/3/2042	85,000	73,938
Aon Corp. 6.25%, 9/30/2040	50,000	56,390
Bank of America Corp. 5.88%, 2/7/2042	125,000	141,493
Citigroup, Inc.:
5.50%, 9/13/2025	100,000	105,313
5.85%, 12/11/2034	71,000	78,329
5.88%, 2/22/2033	150,000	155,767
5.88%, 5/29/2037	100,000	110,578
6.00%, 10/31/2033	100,000	105,413
6.13%, 8/25/2036	150,000	159,111
6.63%, 6/15/2032	150,000	168,549
6.68%, 9/13/2043	100,000	113,938

See accompanying notes to financial statements.

134

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.88%, 3/5/2038	$105,000	$130,791
8.13%, 7/15/2039	150,000	209,039
CME Group, Inc. 5.30%, 9/15/2043	50,000	51,538
Credit Suisse USA, Inc. 7.13%, 7/15/2032	75,000	97,386
General Electric Capital Corp.:
5.88%, 1/14/2038	410,000	466,354
6.75%, 3/15/2032	480,000	593,010
6.88%, 1/10/2039	230,000	293,295
General Electric Capital Corp., Series A 6.15%, 8/7/2037	200,000	234,863
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	128,181
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	202,000
Invesco Finance PLC:
4.00%, 1/30/2024	50,000	49,350
5.38%, 11/30/2043	50,000	50,361
JPMorgan Chase & Co.:
5.40%, 1/6/2042	100,000	107,322
5.50%, 10/15/2040	100,000	107,393
5.63%, 8/16/2043 (a)	50,000	52,444
6.40%, 5/15/2038	185,000	221,365
Leucadia National Corp. 6.63%, 10/23/2043	30,000	29,533
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	215,000	230,672
6.75%, 6/1/2028	150,000	169,980
7.75%, 5/14/2038	120,000	152,254
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	100,493
Raymond James Financial, Inc. 5.63%, 4/1/2024	50,000	53,067
The Western Union Co. 6.20%, 11/17/2036 (a)	50,000	47,675
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	122,833

		5,170,018

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
AT&T, Inc.:
4.30%, 12/15/2042 (a)	292,000	249,495
4.35%, 6/15/2045	98,000	83,308
5.55%, 8/15/2041	250,000	255,486
6.40%, 5/15/2038	10,000	11,133
6.50%, 9/1/2037 (a)	100,000	112,482
British Telecommunications PLC 9.63%, 12/15/2030	200,000	300,521
Qwest Corp.:
7.25%, 9/15/2025	100,000	104,754
7.25%, 10/15/2035	100,000	97,500
Verizon Communications, Inc.:
3.85%, 11/1/2042	100,000	81,423
4.75%, 11/1/2041	100,000	91,415
6.00%, 4/1/2041	100,000	108,564
6.25%, 4/1/2037	250,000	276,307
6.40%, 9/15/2033	402,000	461,225
6.55%, 9/15/2043	1,331,000	1,557,032
7.75%, 12/1/2030	170,000	218,468
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	141,688
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	114,558

		4,265,359

ELECTRIC UTILITIES — 11.6%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	106,921
6.00%, 3/1/2039	100,000	115,869
6.13%, 5/15/2038	70,000	82,164
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	52,762
6.70%, 8/15/2037	100,000	117,291
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	95,481
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	100,000	83,179
Cleco Power LLC 6.00%, 12/1/2040	100,000	108,821
CMS Energy Corp. 4.70%, 3/31/2043	29,000	26,864
Commonwealth Edison Co. 3.80%, 10/1/2042	50,000	42,890
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	113,938
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	50,000	44,155
4.20%, 3/15/2042	75,000	68,450
5.50%, 12/1/2039	75,000	83,142
5.70%, 12/1/2036	130,000	146,622
5.70%, 6/15/2040	50,000	56,981
Dominion Gas Holdings LLC 4.80%, 11/1/2043 (b)	38,000	36,688
Dominion Resources, Inc:
5.95%, 6/15/2035	100,000	109,274
7.00%, 6/15/2038	100,000	122,739
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	125,000	117,366
6.10%, 6/1/2037	100,000	114,383
6.45%, 10/15/2032	100,000	118,259
Duke Energy Indiana, Inc. 6.45%, 4/1/2039 (a)	180,000	223,307
Duke Energy Progress, Inc. 4.10%, 3/15/2043	50,000	45,843
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	111,672
Exelon Corp. 5.63%, 6/15/2035	200,000	198,253
Exelon Generation Co. LLC:
5.60%, 6/15/2042	60,000	56,411
6.25%, 10/1/2039	60,000	60,796
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	98,845
Florida Power & Light Co.:
4.05%, 6/1/2042	100,000	91,168
4.13%, 2/1/2042	100,000	92,168
5.69%, 3/1/2040	115,000	129,302

See accompanying notes to financial statements.

135

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.85%, 5/1/2037	$50,000	$57,891
6.20%, 6/1/2036	150,000	179,894
Florida Power Corp.:
6.35%, 9/15/2037	100,000	121,861
6.40%, 6/15/2038	80,000	98,361
Georgia Power Co.:
4.30%, 3/15/2043	50,000	44,893
4.75%, 9/1/2040	125,000	120,136
Iberdrola International BV 6.75%, 7/15/2036 (a)	100,000	109,254
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	59,808
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	981	961
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	50,386
6.05%, 11/15/2035	50,000	54,847
Kentucky Utilities Co. 5.13%, 11/1/2040	75,000	79,362
MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	100,000	111,803
8.48%, 9/15/2028	125,000	168,997
Mississippi Power Co. 4.25%, 3/15/2042	100,000	86,739
Nevada Power Co.:
5.38%, 9/15/2040	75,000	80,269
6.65%, 4/1/2036	50,000	60,494
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	97,171
5.95%, 6/15/2041	100,000	105,328
Northern States Power Co.:
3.40%, 8/15/2042	100,000	80,551
5.35%, 11/1/2039	50,000	54,467
Oglethorpe Power Corp.:
4.20%, 12/1/2042 (a)	25,000	21,904
5.38%, 11/1/2040	65,000	67,439
5.95%, 11/1/2039	50,000	55,554
Ohio Edison Co. 6.88%, 7/15/2036	100,000	116,980
Ohio Power Co. 6.60%, 2/15/2033	102,000	120,598
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	50,000	52,275
7.50%, 9/1/2038	125,000	162,682
Pacific Gas & Electric Co.:
4.60%, 6/15/2043	125,000	120,242
5.13%, 11/15/2043	100,000	103,544
5.80%, 3/1/2037	150,000	166,436
6.05%, 3/1/2034	250,000	288,099
PacifiCorp 6.00%, 1/15/2039	100,000	117,280
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	45,719
7.90%, 12/15/2038	100,000	142,080
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	55,000	58,782
6.25%, 5/15/2039	50,000	60,352
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	111,684
7.75%, 3/1/2031	90,000	115,531
Public Service Co. of Colorado 6.25%, 9/1/2037	100,000	121,243
Public Service Electric & Gas Co.:
3.95%, 5/1/2042	50,000	44,595
5.50%, 3/1/2040	100,000	111,227
5.80%, 5/1/2037	100,000	114,309
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	95,985
5.48%, 6/1/2035	75,000	82,381
5.80%, 3/15/2040 (a)	55,000	63,145
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	22,585
4.30%, 4/1/2042	100,000	95,382
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	117,729
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	46,899
5.30%, 5/15/2033	50,000	53,482
5.45%, 2/1/2041 (a)	50,000	54,093
Southern California Edison Co.:
3.90%, 3/15/2043	50,000	43,760
4.05%, 3/15/2042	100,000	90,330
4.50%, 9/1/2040	50,000	48,678
4.65%, 10/1/2043	100,000	99,269
5.95%, 2/1/2038	100,000	116,376
6.00%, 1/15/2034	100,000	116,814
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	56,889
Southern Power Co. 5.25%, 7/15/2043	50,000	49,659
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	110,650
Tampa Electric Co.:
4.10%, 6/15/2042	50,000	44,673
6.55%, 5/15/2036	50,000	60,701
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	60,367
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	66,555
5.70%, 10/1/2037	50,000	56,211
Union Electric Co. 8.45%, 3/15/2039	100,000	150,743
Virginia Electric and Power Co.:
4.65%, 8/15/2043	50,000	49,636
6.00%, 5/15/2037	89,000	103,270
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	91,494
Wisconsin Electric Power Co. 3.65%, 12/15/2042	50,000	42,183
Wisconsin Power & Light Co. 6.38%, 8/15/2037	50,000	60,126
Wisconsin Public Service Corp. 4.75%, 11/1/2044	50,000	50,865
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	48,549

		9,463,511

See accompanying notes to financial statements.

136

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co. 6.00%, 8/15/2032	$50,000	$58,033

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Corning, Inc.:
5.75%, 8/15/2040	75,000	83,274
7.25%, 8/15/2036	50,000	58,908

		142,182

ENERGY EQUIPMENT & SERVICES — 0.9%
Cameron International Corp. 5.95%, 6/1/2041	100,000	109,475
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	50,000	48,997
Halliburton Co.:
4.75%, 8/1/2043	150,000	147,749
6.70%, 9/15/2038	100,000	122,876
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	87,509
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	54,034
Weatherford International, Ltd./Bermuda:
6.50%, 8/1/2036	125,000	130,673
6.75%, 9/15/2040	50,000	53,933

		755,246

FOOD & STAPLES RETAILING — 2.9%
CVS Caremark Corp.:
5.30%, 12/5/2043	125,000	130,232
5.75%, 5/15/2041 (a)	50,000	54,755
6.13%, 9/15/2039 (a)	100,000	113,865
6.25%, 6/1/2027	50,000	58,424
Delhaize America LLC 9.00%, 4/15/2031	50,000	60,523
Safeway, Inc. 7.25%, 2/1/2031	100,000	102,503
Sysco Corp. 6.63%, 3/17/2039 (a)	100,000	122,377
The Kroger Co.:
5.15%, 8/1/2043	30,000	29,353
5.40%, 7/15/2040	100,000	100,056
7.50%, 4/1/2031	65,000	80,223
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	100,000	100,059
4.88%, 7/8/2040 (a)	175,000	178,389
5.00%, 10/25/2040	150,000	155,741
5.25%, 9/1/2035	230,000	248,839
5.63%, 4/1/2040 (a)	200,000	226,219
5.63%, 4/15/2041	100,000	113,367
5.88%, 4/5/2027	200,000	238,126
6.50%, 8/15/2037 (a)	175,000	216,874
Walgreen Co. 4.40%, 9/15/2042	50,000	44,780

		2,374,705

FOOD PRODUCTS — 2.1%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	117,590
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	150,000	128,533
5.38%, 9/15/2035	100,000	105,665
Campbell Soup Co. 3.80%, 8/2/2042 (a)	58,000	44,939
ConAgra Foods, Inc.:
6.63%, 8/15/2039	150,000	169,756
7.13%, 10/1/2026	50,000	60,149
General Mills, Inc. 4.15%, 2/15/2043	50,000	44,289
Kellogg Co., Series B 7.45%, 4/1/2031	75,000	94,595
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	150,000	147,849
6.50%, 2/9/2040	50,000	59,258
6.88%, 1/26/2039	100,000	123,381
Kraft Foods, Inc.:
6.50%, 2/9/2040	215,000	256,547
7.00%, 8/11/2037	150,000	181,898
The Hershey Co. 7.20%, 8/15/2027	50,000	63,297
Unilever Capital Corp. 5.90%, 11/15/2032	110,000	133,456

		1,731,202

GAS UTILITIES — 0.3%
AGL Capital Corp.:
4.40%, 6/1/2043	50,000	45,467
5.88%, 3/15/2041	70,000	77,906
Atmos Energy Corp. 5.50%, 6/15/2041	50,000	53,710
Piedmont Natural Gas Co., Inc. 4.65%, 8/1/2043	25,000	24,546
Southern California Gas Co. 3.75%, 9/15/2042	50,000	43,421

		245,050

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	83,624
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	116,743
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	126,293
Covidien International Finance SA 6.55%, 10/15/2037	100,000	123,087
Medtronic, Inc.:
4.00%, 4/1/2043 (a)	50,000	44,180
5.55%, 3/15/2040	100,000	108,813
St. Jude Medical, Inc. 4.75%, 4/15/2043	75,000	71,101

		673,841

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.:
4.50%, 5/15/2042	90,000	83,962
6.63%, 6/15/2036	100,000	119,557
Cardinal Health, Inc. 4.60%, 3/15/2043 (a)	60,000	55,932

See accompanying notes to financial statements.

137

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CIGNA Corp.:
5.88%, 3/15/2041	$100,000	$112,082
7.88%, 5/15/2027	100,000	126,575
Humana, Inc. 4.63%, 12/1/2042	107,000	96,511
Kaiser Foundation Hospitals 4.88%, 4/1/2042	50,000	47,280
Mayo Clinic 4.00%, 11/15/2047	100,000	82,655
McKesson Corp. 6.00%, 3/1/2041	50,000	55,377
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	82,448
UnitedHealth Group, Inc.:
4.25%, 3/15/2043	100,000	90,094
4.38%, 3/15/2042	50,000	46,071
5.80%, 3/15/2036 (a)	50,000	55,713
5.95%, 2/15/2041	100,000	113,959
6.63%, 11/15/2037	100,000	121,765
6.88%, 2/15/2038	115,000	144,150
WellPoint, Inc.:
4.65%, 1/15/2043	100,000	92,566
5.10%, 1/15/2044	50,000	49,651
5.85%, 1/15/2036	50,000	54,261
5.95%, 12/15/2034	10,000	10,956
6.38%, 6/15/2037	130,000	149,673

		1,791,238

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	50,909
McDonald’s Corp.:
3.70%, 2/15/2042 (a)	50,000	42,968
4.88%, 7/15/2040	75,000	78,191
6.30%, 10/15/2037	100,000	123,657
6.30%, 3/1/2038	75,000	92,897
Yum! Brands, Inc. 6.88%, 11/15/2037	32,000	36,659

		425,281

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 5.15%, 3/1/2043	50,000	48,558

HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp. 5.30%, 3/1/2041	100,000	107,605
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	112,476
5.55%, 3/5/2037	150,000	170,269

		390,350

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	97,584

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 5.70%, 3/15/2037	100,000	114,867
General Electric Co. 4.13%, 10/9/2042	150,000	137,885
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	49,654
6.88%, 3/11/2038	100,000	122,966
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	113,499

		538,871

INSURANCE — 5.0%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	50,000	44,952
6.70%, 5/15/2036	50,000	62,178
Aflac, Inc.:
6.45%, 8/15/2040	50,000	58,183
6.90%, 12/17/2039	18,000	21,990
American International Group, Inc.:
4.13%, 2/15/2024	100,000	99,327
6.25%, 5/1/2036	125,000	144,099
8.18%, 5/15/2058 (c)	325,000	390,000
Aon PLC:
4.25%, 12/12/2042	20,000	16,790
4.45%, 5/24/2043	50,000	43,396
Arch Capital Group US, Inc. 5.14%, 11/1/2043 (a)	70,000	70,526
Assurant, Inc. 6.75%, 2/15/2034	50,000	53,457
AXA SA 8.60%, 12/15/2030	115,000	141,738
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	50,000	45,364
5.75%, 1/15/2040	100,000	110,141
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	100,000	92,143
Chubb Corp. 6.50%, 5/15/2038	120,000	146,823
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	114,974
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,635
Genworth Financial, Inc. 6.50%, 6/15/2034	50,000	53,561
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	18,326
6.63%, 3/30/2040	50,000	60,007
Lincoln National Corp. 7.00%, 6/15/2040	100,000	124,939
Loews Corp. 4.13%, 5/15/2043	50,000	42,366
Markel Corp. 5.00%, 3/30/2043	33,000	30,630
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	50,000	53,501
MetLife, Inc.:
4.13%, 8/13/2042 (a)	150,000	130,218
4.88%, 11/13/2043	100,000	97,374
5.70%, 6/15/2035	100,000	109,203
6.38%, 6/15/2034 (a)	100,000	118,257
6.40%, 12/15/2036	150,000	154,125
Principal Financial Group, Inc.:
4.63%, 9/15/2042	50,000	46,325
6.05%, 10/15/2036	50,000	56,021

See accompanying notes to financial statements.

138

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Protective Life Corp. 8.45%, 10/15/2039 (a)	$50,000	$63,261
Prudential Financial, Inc.:
5.20%, 3/15/2044 (a)(c)	150,000	144,375
5.40%, 6/13/2035	50,000	51,506
5.63%, 5/12/2041	125,000	133,733
5.75%, 7/15/2033	75,000	80,541
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	50,000	53,706
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	41,631
The Allstate Corp.:
5.35%, 6/1/2033	50,000	53,017
5.55%, 5/9/2035	75,000	81,764
5.95%, 4/1/2036	30,000	34,035
The Progressive Corp. 6.25%, 12/1/2032	50,000	58,153
The Travelers Cos., Inc.:
4.60%, 8/1/2043	63,000	60,577
6.25%, 6/15/2037	130,000	154,391
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	59,483
Unum Group 5.75%, 8/15/2042	50,000	51,819
XL Group PLC 6.25%, 5/15/2027	100,000	112,002

		4,039,563

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042 (a)	50,000	42,199

IT SERVICES — 0.5%
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	75,000	66,313
5.60%, 11/30/2039	87,000	96,621
5.88%, 11/29/2032	50,000	58,369
6.50%, 1/15/2028	50,000	61,460
7.00%, 10/30/2025	50,000	62,906
Leidos Holdings, Inc. 5.95%, 12/1/2040 (a)	100,000	98,092

		443,761

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	53,006

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/2024	100,000	99,932
5.30%, 2/1/2044	57,000	58,495

		158,427

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	39,000	33,004
5.20%, 5/27/2041	115,000	119,356
6.05%, 8/15/2036	100,000	114,926
Cummins, Inc. 4.88%, 10/1/2043	100,000	100,446
Deere & Co.:
3.90%, 6/9/2042	100,000	87,684
5.38%, 10/16/2029	50,000	55,832
Dover Corp. 5.38%, 3/1/2041	100,000	105,597
Eaton Corp. 4.15%, 11/2/2042 (a)	150,000	133,869
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (a)	100,000	85,544
4.88%, 9/15/2041	25,000	24,921
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	50,752

		911,931

MEDIA — 6.9%
21st Century Fox America, Inc. 5.40%, 10/1/2043 (a)(b)	150,000	152,315
CBS Corp.:
4.85%, 7/1/2042	100,000	91,490
5.50%, 5/15/2033	50,000	50,318
7.88%, 7/30/2030	75,000	92,843
Comcast Corp.:
4.25%, 1/15/2033	300,000	277,933
4.50%, 1/15/2043 (a)	100,000	91,018
4.65%, 7/15/2042	98,000	90,771
5.65%, 6/15/2035	100,000	107,178
6.40%, 3/1/2040	100,000	116,318
6.45%, 3/15/2037	100,000	116,043
6.55%, 7/1/2039	150,000	177,335
6.95%, 8/15/2037	260,000	319,588
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	150,000	134,697
6.00%, 8/15/2040	50,000	49,369
6.38%, 3/1/2041	150,000	155,510
Discovery Communications LLC:
4.88%, 4/1/2043 (a)	50,000	46,187
4.95%, 5/15/2042	75,000	69,654
6.35%, 6/1/2040	50,000	55,538
Grupo Televisa SA 6.63%, 3/18/2025	150,000	166,530
NBCUniversal Media LLC:
5.95%, 4/1/2041	100,000	109,371
6.40%, 4/30/2040	50,000	57,788
News America, Inc.:
6.15%, 3/1/2037	100,000	109,198
6.15%, 2/15/2041	150,000	164,869
6.20%, 12/15/2034	50,000	55,343
6.40%, 12/15/2035	100,000	112,133
6.55%, 3/15/2033	50,000	57,169
6.65%, 11/15/2037	140,000	162,361
The Walt Disney Co.:
3.70%, 12/1/2042	100,000	84,332
4.13%, 12/1/2041	50,000	45,584
4.38%, 8/16/2041	50,000	47,160
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	50,385
5.85%, 4/15/2040	100,000	100,717
Time Warner Cable, Inc.:
4.50%, 9/15/2042	100,000	74,848
5.50%, 9/1/2041	125,000	103,697
5.88%, 11/15/2040	150,000	130,681

See accompanying notes to financial statements.

139

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.55%, 5/1/2037	$100,000	$92,209
6.75%, 6/15/2039	100,000	94,270
7.30%, 7/1/2038 (a)	205,000	205,098
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	117,422
Time Warner, Inc.:
4.90%, 6/15/2042 (a)	75,000	71,187
5.35%, 12/15/2043	50,000	51,164
6.20%, 3/15/2040	150,000	164,563
6.25%, 3/29/2041	100,000	110,580
6.50%, 11/15/2036 (a)	75,000	84,205
7.63%, 4/15/2031	240,000	303,403
7.70%, 5/1/2032	100,000	127,561
Viacom, Inc.:
4.38%, 3/15/2043 (a)	62,000	51,947
4.88%, 6/15/2043	50,000	45,526
5.85%, 9/1/2043 (a)	150,000	156,543
6.88%, 4/30/2036	100,000	114,095
WPP Finance UK 5.13%, 9/7/2042	50,000	46,318

		5,662,362

METALS & MINING — 3.4%
Alcoa, Inc.:
5.90%, 2/1/2027 (a)	50,000	49,073
5.95%, 2/1/2037 (a)	50,000	46,475
6.75%, 1/15/2028	50,000	52,041
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	83,402
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	43,225
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	150,000	129,771
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	125,000	111,232
5.00%, 9/30/2043	200,000	203,232
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (a)	100,000	85,181
Freeport-McMoRan Copper & Gold, Inc. 5.45%, 3/15/2043	220,000	210,287
Newmont Mining Corp.:
4.88%, 3/15/2042 (a)	50,000	37,093
6.25%, 10/1/2039	190,000	166,053
Nucor Corp.:
5.20%, 8/1/2043	36,000	35,124
6.40%, 12/1/2037	50,000	56,190
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	65,000	73,317
7.25%, 3/15/2031	100,000	121,238
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	100,000	87,872
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	100,000	102,247
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	121,630
6.75%, 4/16/2040 (a)	75,000	71,067
Teck Resources, Ltd.:
6.13%, 10/1/2035	50,000	48,701
6.25%, 7/15/2041	200,000	198,811
Vale Overseas, Ltd.:
6.88%, 11/21/2036	320,000	332,379
6.88%, 11/10/2039 (a)	100,000	104,067
Vale SA 5.63%, 9/11/2042 (a)	200,000	180,559

		2,750,267

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 4.30%, 12/1/2042	150,000	136,358
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	96,143
5.25%, 8/1/2033	86,000	90,585
DTE Energy Co. 6.38%, 4/15/2033	50,000	57,190
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	100,000	110,855
6.13%, 4/1/2036	280,000	318,067
6.50%, 9/15/2037	130,000	153,940
Sempra Energy 6.00%, 10/15/2039 (a)	100,000	110,889

		1,074,027

MULTILINE RETAIL — 1.0%
Kohl’s Corp.:
6.00%, 1/15/2033	25,000	25,583
6.88%, 12/15/2037	50,000	55,892
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	50,000	47,724
6.65%, 7/15/2024	75,000	87,335
6.70%, 7/15/2034	100,000	113,378
Nordstrom, Inc.:
5.00%, 1/15/2044 (b)	50,000	49,494
6.95%, 3/15/2028	50,000	60,643
Target Corp.:
4.00%, 7/1/2042	150,000	129,470
6.50%, 10/15/2037	100,000	120,003
7.00%, 1/15/2038	125,000	157,772

		847,294

OIL, GAS & CONSUMABLE FUELS — 11.8%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	11,927
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	125,000	138,064
6.45%, 9/15/2036 (a)	100,000	112,844
Apache Corp.:
4.25%, 1/15/2044	100,000	89,395
4.75%, 4/15/2043	150,000	144,836
5.10%, 9/1/2040	50,000	50,461
5.25%, 2/1/2042	50,000	51,434
6.00%, 1/15/2037	125,000	140,585
Baker Hughes, Inc. 5.13%, 9/15/2040 (a)	150,000	159,257
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	106,325
6.25%, 3/15/2038 (a)	100,000	112,188
7.20%, 1/15/2032	50,000	60,645
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	89,698

See accompanying notes to financial statements.

140

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.75%, 11/15/2039	$100,000	$118,759
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	39,368
Conoco Funding Co. 7.25%, 10/15/2031	165,000	214,484
Conoco, Inc. 6.95%, 4/15/2029	115,000	144,781
ConocoPhillips 6.50%, 2/1/2039	375,000	471,496
Devon Energy Corp.:
4.75%, 5/15/2042	50,000	46,457
5.60%, 7/15/2041	100,000	103,903
7.95%, 4/15/2032	100,000	130,558
Devon Financing Corp. ULC 7.88%, 9/30/2031	115,000	148,843
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	128,055
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	100,000	86,321
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	118,092
EnCana Corp.:
5.15%, 11/15/2041 (a)	75,000	70,840
6.50%, 8/15/2034	150,000	165,483
6.50%, 2/1/2038 (a)	50,000	55,583
6.63%, 8/15/2037	50,000	55,988
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	91,029
5.95%, 10/1/2043	100,000	101,439
6.05%, 6/1/2041	75,000	76,547
6.63%, 10/15/2036	50,000	53,876
7.60%, 2/1/2024	100,000	118,754
ENI USA, Inc. 7.30%, 11/15/2027	50,000	62,220
Enterprise Products Operating LLC:
4.45%, 2/15/2043	100,000	88,676
4.85%, 3/15/2044	100,000	94,068
6.13%, 10/15/2039	100,000	109,637
6.65%, 10/15/2034	100,000	116,239
7.55%, 4/15/2038	115,000	144,636
Hess Corp.:
5.60%, 2/15/2041	100,000	104,198
6.00%, 1/15/2040	75,000	81,630
7.13%, 3/15/2033	100,000	120,374
7.30%, 8/15/2031	65,000	79,209
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	60,468
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	184,795
Kinder Morgan Energy Partners LP:
5.00%, 8/15/2042	100,000	92,132
5.00%, 3/1/2043	50,000	45,967
5.63%, 9/1/2041	100,000	99,702
6.38%, 3/1/2041	50,000	54,587
6.95%, 1/15/2038	75,000	87,014
7.40%, 3/15/2031	200,000	235,586
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	59,511
6.80%, 3/15/2032	50,000	58,134
Marathon Petroleum Corp. 6.50%, 3/1/2041	100,000	113,500
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	43,179
Noble Energy, Inc.:
5.25%, 11/15/2043	150,000	149,635
6.00%, 3/1/2041	50,000	54,541
Noble Holding International, Ltd.:
5.25%, 3/15/2042 (a)	50,000	47,968
6.05%, 3/1/2041	50,000	52,357
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	53,203
6.85%, 10/15/2037	100,000	113,224
ONEOK, Inc. 6.00%, 6/15/2035	35,000	32,585
Petro-Canada:
5.35%, 7/15/2033	100,000	101,876
5.95%, 5/15/2035	100,000	109,659
6.80%, 5/15/2038	95,000	114,427
Phillips 66 5.88%, 5/1/2042 (a)	100,000	108,441
Plains All American Pipeline LP/PAA Finance Corp.:
5.15%, 6/1/2042	100,000	98,600
6.65%, 1/15/2037	50,000	58,579
Shell International Finance BV:
3.63%, 8/21/2042	50,000	41,821
4.55%, 8/12/2043	100,000	97,208
5.50%, 3/25/2040	100,000	110,920
6.38%, 12/15/2038 (a)	190,000	232,751
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	19,018
Spectra Energy Partners LP 4.75%, 3/15/2024	100,000	102,540
Suncor Energy, Inc.:
6.50%, 6/15/2038	50,000	58,201
6.85%, 6/1/2039 (a)	100,000	121,568
Sunoco Logistics Partners Operations LP 6.10%, 2/15/2042	100,000	102,363
Talisman Energy, Inc.:
5.50%, 5/15/2042 (a)	100,000	95,264
6.25%, 2/1/2038	100,000	101,928
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	117,996
Total Capital International SA 3.70%, 1/15/2024	100,000	98,538
TransCanada PipeLines, Ltd. 5.00%, 10/16/2043	50,000	49,647
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040	100,000	114,009
6.20%, 10/15/2037	120,000	137,232
7.63%, 1/15/2039	165,000	219,364
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	19,441
5.40%, 8/15/2041	50,000	50,887
Transocean, Inc.:
6.80%, 3/15/2038	150,000	166,935
7.50%, 4/15/2031	30,000	34,919

See accompanying notes to financial statements.

141

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Valero Energy Corp.:
7.50%, 4/15/2032	$75,000	$91,211
10.50%, 3/15/2039	100,000	149,317
Williams Cos., Inc. 8.75%, 3/15/2032	100,000	118,464
Williams Partners LP:
5.80%, 11/15/2043	50,000	51,096
6.30%, 4/15/2040	100,000	107,887

		9,649,397

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp. 6.75%, 2/15/2044	50,000	51,006
Georgia-Pacific LLC 8.88%, 5/15/2031	150,000	209,408
International Paper Co.:
6.00%, 11/15/2041	100,000	108,583
8.70%, 6/15/2038	50,000	69,272
Westvaco Corp. 7.95%, 2/15/2031	100,000	115,449

		553,718

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	47,915
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	56,875

		104,790

PHARMACEUTICALS — 4.2%
Abbott Laboratories:
5.30%, 5/27/2040	50,000	54,542
6.00%, 4/1/2039	75,000	88,134
AbbVie, Inc. 4.40%, 11/6/2042	200,000	186,213
Actavis, Inc. 4.63%, 10/1/2042 (a)	100,000	91,586
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	86,954
6.45%, 9/15/2037	200,000	238,559
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042 (a)	71,000	55,407
4.50%, 3/1/2044	100,000	96,109
5.88%, 11/15/2036	74,000	85,015
Eli Lilly & Co.:
5.50%, 3/15/2027	65,000	73,797
6.77%, 1/1/2036	100,000	125,073
Express Scripts Holding Co. 6.13%, 11/15/2041	75,000	84,596
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	41,137
6.38%, 5/15/2038	180,000	219,107
Johnson & Johnson:
4.50%, 9/1/2040	225,000	223,405
5.95%, 8/15/2037	75,000	89,540
Merck & Co, Inc.:
4.15%, 5/18/2043	100,000	91,345
5.85%, 6/30/2039	100,000	115,416
5.95%, 12/1/2028	100,000	116,733
6.30%, 1/1/2026	150,000	180,129
6.50%, 12/1/2033	50,000	62,333
Mylan, Inc. 5.40%, 11/29/2043	17,000	17,135
Novartis Capital Corp. 3.70%, 9/21/2042 (a)	100,000	85,789
Pfizer, Inc. 7.20%, 3/15/2039	210,000	283,373
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	110,070
Wyeth:
5.95%, 4/1/2037	200,000	233,677
6.45%, 2/1/2024	50,000	60,279
6.50%, 2/1/2034	125,000	153,185
Zoetis, Inc. 4.70%, 2/1/2043	126,000	118,531

		3,467,169

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Boston Properties LP 3.80%, 2/1/2024	50,000	48,140
HCP, Inc. 6.75%, 2/1/2041	50,000	58,707
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	94,792
Liberty Property LP 4.40%, 2/15/2024	50,000	48,853
Simon Property Group LP 6.75%, 2/1/2040	65,000	80,674
Weyerhaeuser Co. 7.38%, 3/15/2032	100,000	122,094

		453,260

ROAD & RAIL — 2.5%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	89,828
4.40%, 3/15/2042 (a)	75,000	67,603
5.15%, 9/1/2043	100,000	101,728
5.75%, 5/1/2040	150,000	163,541
6.15%, 5/1/2037	100,000	112,661
7.95%, 8/15/2030	50,000	65,533
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	80,951
6.38%, 11/15/2037	100,000	121,812
6.90%, 7/15/2028	45,000	56,947
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	107,667
Con-way, Inc. 6.70%, 5/1/2034 (a)	50,000	51,423
CSX Corp.:
4.10%, 3/15/2044	161,000	137,022
4.40%, 3/1/2043 (a)	100,000	89,844
6.22%, 4/30/2040	120,000	136,201
Kansas City Southern Railway 4.30%, 5/15/2043 (a)(b)	17,000	14,735
Norfolk Southern Corp.:
4.84%, 10/1/2041	300,000	289,376
6.00%, 3/15/2105	100,000	105,299
Union Pacific Corp.:
3.65%, 2/15/2024 (a)(b)	50,000	48,467
4.30%, 6/15/2042	50,000	45,277

See accompanying notes to financial statements.

142

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.75%, 9/15/2041 (a)	$75,000	$72,921
4.82%, 2/1/2044 (b)	102,000	99,547

		2,058,383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	103,541
Intel Corp.:
4.00%, 12/15/2032 (a)	50,000	46,257
4.25%, 12/15/2042 (a)	100,000	87,952
4.80%, 10/1/2041	100,000	95,625

		333,375

SOFTWARE — 1.0%
Microsoft Corp.:
3.75%, 5/1/2043 (a)	73,000	61,640
4.50%, 10/1/2040	50,000	48,146
5.20%, 6/1/2039	100,000	105,141
5.30%, 2/8/2041	100,000	106,808
Oracle Corp.:
5.38%, 7/15/2040	200,000	212,605
6.13%, 7/8/2039	105,000	122,838
6.50%, 4/15/2038	100,000	121,823

		779,001

SPECIALTY RETAIL — 1.3%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	96,282
5.00%, 9/15/2043	100,000	100,825
5.80%, 10/15/2036	100,000	110,137
6.65%, 9/15/2037	50,000	61,013
QVC, Inc. 5.95%, 3/15/2043	50,000	44,368
The Home Depot, Inc.:
3.75%, 2/15/2024 (a)	100,000	99,522
4.88%, 2/15/2044	100,000	100,453
5.40%, 9/15/2040	100,000	107,392
5.88%, 12/16/2036	165,000	189,618
5.95%, 4/1/2041	125,000	144,524

		1,054,134

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
NIKE, Inc. 3.63%, 5/1/2043	50,000	42,641
V.F. Corp. 6.45%, 11/1/2037	100,000	118,556

		161,197

TOBACCO — 1.5%
Altria Group, Inc.:
4.00%, 1/31/2024	150,000	146,234
4.25%, 8/9/2042 (a)	50,000	42,995
4.50%, 5/2/2043 (a)	50,000	44,444
5.38%, 1/31/2044	192,000	192,769
9.95%, 11/10/2038	54,000	82,366
10.20%, 2/6/2039 (a)	33,000	51,483
Lorillard Tobacco Co. 8.13%, 5/1/2040 (a)	50,000	60,715
Philip Morris International, Inc.:
3.88%, 8/21/2042	50,000	42,318
4.13%, 3/4/2043	50,000	44,045
4.38%, 11/15/2041 (a)	100,000	91,411
4.50%, 3/20/2042	50,000	46,625
4.88%, 11/15/2043	75,000	74,171
6.38%, 5/16/2038	100,000	118,517
Reynolds American, Inc.:
4.75%, 11/1/2042 (a)	125,000	112,079
6.15%, 9/15/2043 (a)	50,000	54,525

		1,204,697

WIRELESS TELECOMMUNICATION SERVICES — 4.5%
Alltel Corp. 7.88%, 7/1/2032	50,000	65,445
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	250,000	209,860
6.38%, 3/1/2035	140,000	152,504
AT&T Corp. 8.00%, 11/15/2031	219,000	294,577
AT&T, Inc.:
5.35%, 9/1/2040	345,000	342,753
6.15%, 9/15/2034	100,000	109,327
6.30%, 1/15/2038	115,000	126,437
6.55%, 2/15/2039	250,000	283,794
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	280,000	391,105
9.25%, 6/1/2032	50,000	74,230
Embarq Corp. 8.00%, 6/1/2036	150,000	152,625
France Telecom SA 5.38%, 1/13/2042	100,000	100,420
GTE Corp. 6.94%, 4/15/2028	160,000	182,456
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	126,769
Orange SA 8.75%, 3/1/2031	150,000	205,842
Rogers Communications, Inc.:
4.50%, 3/15/2043	50,000	42,465
7.50%, 8/15/2038	50,000	61,937
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	110,224
Telefonica Europe BV 8.25%, 9/15/2030	145,000	174,006
US Cellular Corp. 6.70%, 12/15/2033 (a)	100,000	94,786
Vodafone Group PLC:
4.38%, 2/19/2043	175,000	151,665
6.15%, 2/27/2037	115,000	125,256
6.25%, 11/30/2032	100,000	110,673

		3,689,156

TOTAL CORPORATE BONDS & NOTES —
(Cost $84,777,284)		80,319,576

See accompanying notes to financial statements.

143

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,110,885	$4,110,885
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	332,431	332,431

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $4,443,316)		4,443,316

TOTAL INVESTMENTS — 103.9% (h)
(Cost $89,220,600)		84,762,892
OTHER ASSETS & LIABILITIES — (3.9)%		(3,219,099)

NET ASSETS — 100.0%		$81,543,793

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

144

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 1.2%
Honeywell International, Inc. 4.25%, 3/1/2021	$50,000	$53,811
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,595
4.75%, 7/15/2020	25,000	25,971
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	51,409
Raytheon Co.:
3.13%, 10/15/2020	50,000	50,083
4.88%, 10/15/2040	15,000	14,953
Textron, Inc. 6.20%, 3/15/2015	60,000	63,642
The Boeing Co. 5.88%, 2/15/2040	20,000	23,662
United Technologies Corp. 6.13%, 7/15/2038	25,000	29,966

		340,092

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022	75,000	67,992
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	25,634

		93,626

AIRLINES — 2.2%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 7/15/2025 (a)	100,000	97,250
Continental Airlines, Inc. 5.98%, 4/19/2022	42,998	46,761
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	185,986	198,540
Southwest Airlines Co. 5.13%, 3/1/2017	100,000	110,390
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	149,485	149,859

		602,800

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	52,012

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	25,000	36,448
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,420

		86,868

BEVERAGES — 1.5%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	72,149
Beam, Inc. 5.38%, 1/15/2016	50,000	54,175
Brown-Forman Corp. 2.25%, 1/15/2023	50,000	44,270
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,175
Diageo Capital PLC 2.63%, 4/29/2023 (b)	50,000	45,579
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	52,155
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	50,053
The Coca-Cola Co. 4.88%, 3/15/2019 (b)	50,000	56,313

		425,869

BIOTECHNOLOGY — 1.2%
Amgen, Inc. 6.38%, 6/1/2037	25,000	28,595
Celgene Corp. 3.95%, 10/15/2020	50,000	51,784
Genentech, Inc. 4.75%, 7/15/2015	85,000	90,414
Genzyme Corp. 3.63%, 6/15/2015	50,000	52,237
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	53,482
Life Technologies Corp. 4.40%, 3/1/2015	50,000	51,838

		328,350

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	56,010

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	25,000	26,645

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	50,000	55,993
7.30%, 6/28/2019	25,000	30,565
HSBC USA, Inc. 1.63%, 1/16/2018 (b)	50,000	49,203
Jefferies Group LLC 3.88%, 11/9/2015	50,000	52,366
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,572
6.25%, 8/9/2026	25,000	28,763
Northern Trust Corp. 2.38%, 8/2/2022	100,000	92,018
The Bank of New York Mellon Corp. 4.30%, 5/15/2014	55,000	55,796
The Goldman Sachs Group, Inc.:
2.90%, 7/19/2018 (b)	50,000	50,881
3.63%, 1/22/2023 (b)	50,000	48,338
6.00%, 5/1/2014 (b)	50,000	50,893
6.25%, 2/1/2041 (b)	25,000	28,607

		653,995

CHEMICALS — 3.7%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	45,989
6.13%, 1/15/2041	25,000	26,817

See accompanying notes to financial statements.

145

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	$15,000	$15,318
4.38%, 8/21/2019	50,000	54,249
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,740
CF Industries, Inc. 6.88%, 5/1/2018	100,000	115,906
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018 (b)	50,000	58,193
Eastman Chemical Co. 3.00%, 12/15/2015 (b)	25,000	25,923
Ecolab, Inc. 5.50%, 12/8/2041	50,000	53,380
LYB International Finance BV:
4.00%, 7/15/2023 (b)	100,000	98,385
5.25%, 7/15/2043	25,000	25,090
Monsanto Co.:
2.75%, 4/15/2016	25,000	26,007
3.60%, 7/15/2042	80,000	65,333
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020 (b)	50,000	54,390
PPG Industries, Inc. 2.70%, 8/15/2022 (b)	75,000	68,840
RPM International, Inc.:
3.45%, 11/15/2022	50,000	45,823
6.13%, 10/15/2019	25,000	28,079
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	64,188
The Mosaic Co. 4.88%, 11/15/2041	25,000	22,815
The Sherwin-Williams Co. 1.35%, 12/15/2017	50,000	48,607

		1,047,072

COMMERCIAL BANKS — 4.6%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	53,213
American Express Bank FSB 6.00%, 9/13/2017	25,000	28,705
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	51,310
BB&T Corp. 3.20%, 3/15/2016	50,000	52,432
BB&T Corp., Series C 2.15%, 3/22/2017 (b)	50,000	50,643
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	50,402
BNP Paribas 5.00%, 1/15/2021 (b)	50,000	54,783
Credit Suisse of New York, NY 4.38%, 8/5/2020 (b)	100,000	107,505
Deutsche Bank AG London 6.00%, 9/1/2017	100,000	114,308
HSBC Holdings PLC 4.00%, 3/30/2022 (b)	50,000	51,749
KeyCorp 5.10%, 3/24/2021 (b)	50,000	54,313
Lloyds Bank PLC 6.38%, 1/21/2021 (b)	100,000	117,785
PNC Funding Corp.:
2.70%, 9/19/2016 (b)	50,000	52,113
3.63%, 2/8/2015	20,000	20,618
Royal Bank of Canada:
1.45%, 9/9/2016	30,000	30,305
2.20%, 7/27/2018	50,000	50,135
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	86,598
The Toronto-Dominion Bank 2.38%, 10/19/2016 (b)	50,000	51,871
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	49,075
US Bancorp 4.20%, 5/15/2014 (b)	50,000	50,704
Wells Fargo & Co. 5.63%, 12/11/2017 (b)	50,000	57,275
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	25,955
Zions Bancorporation 7.75%, 9/23/2014	25,000	26,113

		1,287,910

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp. No 2:
2.85%, 6/1/2016	50,000	51,613
6.15%, 8/15/2036	39,000	44,481
Equifax, Inc. 3.30%, 12/15/2022	100,000	91,879
Republic Services, Inc.:
3.80%, 5/15/2018 (b)	50,000	53,128
5.25%, 11/15/2021	20,000	21,875
The Western Union Co.:
2.88%, 12/10/2017	50,000	50,534
5.25%, 4/1/2020 (b)	25,000	26,352

		339,862

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
3.15%, 3/14/2017	50,000	52,831
5.90%, 2/15/2039	25,000	27,829
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	50,587
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	56,542

		187,789

COMPUTERS & PERIPHERALS — 1.0%
Computer Sciences Corp.:
2.50%, 9/15/2015	75,000	76,659
4.45%, 9/15/2022	50,000	48,912
EMC Corp. 3.38%, 6/1/2023	75,000	72,166
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	14,000	13,640
3.50%, 4/15/2023	19,000	17,222
Hewlett-Packard Co. 3.00%, 9/15/2016 (b)	50,000	52,095

		280,694

See accompanying notes to financial statements.

146

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc. 4.38%, 5/8/2042	$50,000	$46,028

CONSUMER FINANCE — 0.2%
John Deere Capital Corp. 2.25%, 4/17/2019 (b)	50,000	49,906

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	40,000	42,267

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Alterra Finance LLC 6.25%, 9/30/2020	50,000	56,254
American Express Credit Corp. 1.75%, 6/12/2015	50,000	50,801
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	39,186
Bank of America Corp. 3.88%, 3/22/2017 (b)	75,000	80,005
Boeing Capital Corp. 2.90%, 8/15/2018 (b)	15,000	15,601
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	53,064
6.75%, 9/15/2017 (b)	17,000	19,811
Citigroup, Inc. 3.95%, 6/15/2016	50,000	53,176
Ford Motor Credit Co. LLC 4.25%, 9/20/2022 (b)	100,000	100,887
Franklin Resources, Inc. 3.13%, 5/20/2015	100,000	103,049
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	52,241
JPMorgan Chase & Co.:
1.13%, 2/26/2016	100,000	100,126
3.20%, 1/25/2023 (b)	50,000	47,432
5.50%, 10/15/2040	25,000	26,848
Lazard Group LLC 6.85%, 6/15/2017	95,000	107,127
Moody’s Corp. 5.50%, 9/1/2020	50,000	53,272
Nomura Holdings, Inc. 5.00%, 3/4/2015	150,000	156,564
ORIX Corp. 5.00%, 1/12/2016 (b)	60,000	63,978
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	47,511
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018 (b)	30,000	32,093
Toyota Motor Credit Corp. 0.80%, 5/17/2016	100,000	99,963

		1,358,989

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,460
British Telecommunications PLC 5.95%, 1/15/2018	100,000	114,259
Qwest Corp. 6.88%, 9/15/2033	50,000	48,000
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	57,279

		270,998

ELECTRIC UTILITIES — 4.3%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	26,381
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	63,834
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	54,037
Constellation Energy Group, Inc. 5.15%, 12/1/2020 (b)	50,000	53,327
Consumers Energy Co.:
3.38%, 8/15/2023	50,000	48,783
3.95%, 5/15/2043	25,000	22,249
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	28,596
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	28,194
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	56,317
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	23,042
Georgia Power Co. 5.65%, 3/1/2037	25,000	27,048
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,340
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	26,454
Nevada Power Co. 6.65%, 4/1/2036	100,000	120,988
Nisource Finance Corp.:
5.65%, 2/1/2045	25,000	25,568
5.95%, 6/15/2041	25,000	26,332
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	26,704
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	38,835
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	49,728
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	53,147
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,057
5.50%, 3/1/2040	15,000	16,684
Scottish Power, Ltd. 5.38%, 3/15/2015 (b)	25,000	26,172
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	58,494
Southern California Edison Co. 3.88%, 6/1/2021 (b)	20,000	21,010
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	54,688
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	56,750
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	45,747
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	28,047

See accompanying notes to financial statements.

147

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin Power & Light Co. 5.00%, 7/15/2019	$50,000	$55,913

		1,209,466

ELECTRICAL EQUIPMENT — 0.6%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	58,085
Emerson Electric Co. 4.25%, 11/15/2020	50,000	54,121
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	56,659

		168,865

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. 4.00%, 2/1/2022	35,000	34,155
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,886
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,390
Corning, Inc. 5.75%, 8/15/2040	30,000	33,309

		175,740

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	25,000	27,369
Halliburton Co.:
4.50%, 11/15/2041	25,000	23,732
6.70%, 9/15/2038	25,000	30,719
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	62,290
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	25,000	23,004
3.95%, 12/1/2042	50,000	43,755

		210,869

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.:
1.70%, 12/15/2019 (b)	50,000	47,832
5.50%, 3/15/2017 (b)	25,000	28,137
CVS Caremark Corp.:
2.75%, 12/1/2022	50,000	46,034
6.13%, 8/15/2016	20,000	22,465
Sysco Corp. 6.63%, 3/17/2039	25,000	30,594
The Kroger Co.:
3.85%, 8/1/2023 (b)	50,000	48,602
6.15%, 1/15/2020	50,000	57,135
Wal-Mart Stores, Inc. 6.20%, 4/15/2038 (b)	20,000	24,165
Walgreen Co. 5.25%, 1/15/2019	50,000	56,376

		361,340

FOOD PRODUCTS — 2.3%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	50,635
Campbell Soup Co. 4.25%, 4/15/2021 (b)	25,000	25,143
ConAgra Foods, Inc.:
6.63%, 8/15/2039	25,000	28,293
7.00%, 4/15/2019	50,000	59,475
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	51,980
Delhaize Group SA 5.70%, 10/1/2040	25,000	23,574
General Mills, Inc. 5.70%, 2/15/2017	50,000	56,401
Kellogg Co. 4.15%, 11/15/2019	50,000	53,665
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	40,577
Sara Lee Corp. 2.75%, 9/15/2015	50,000	50,654
The Hershey Co. 4.13%, 12/1/2020	50,000	53,305
Tyson Foods, Inc. 4.50%, 6/15/2022	100,000	101,708
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	51,964

		647,374

GAS UTILITIES — 0.6%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	55,567
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	56,533
National Grid PLC 6.30%, 8/1/2016	25,000	28,086
Southern California Gas Co. 5.45%, 4/15/2018	35,000	39,911

		180,097

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	29,938
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,296
Boston Scientific Corp. 7.38%, 1/15/2040 (b)	35,000	43,765
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	25,907
CareFusion Corp. 6.38%, 8/1/2019	50,000	56,776
Covidien International Finance SA 4.20%, 6/15/2020	50,000	53,023
Medtronic, Inc.:
3.00%, 3/15/2015	25,000	25,724
3.13%, 3/15/2022 (b)	50,000	48,646
4.50%, 3/15/2042	50,000	47,743
St. Jude Medical, Inc. 2.50%, 1/15/2016 (b)	35,000	36,010
Stryker Corp. 2.00%, 9/30/2016	50,000	51,398
Zimmer Holdings, Inc. 5.75%, 11/30/2039 (b)	25,000	27,529

		471,755

See accompanying notes to financial statements.

148

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
3.95%, 9/1/2020	$25,000	$26,182
6.63%, 6/15/2036	25,000	29,889
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	55,245
Cardinal Health, Inc.:
3.20%, 3/15/2023 (b)	50,000	46,733
5.80%, 10/15/2016	50,000	56,163
CIGNA Corp. 8.50%, 5/1/2019	50,000	63,492
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	31,054
Express Scripts, Inc. 3.13%, 5/15/2016 (b)	20,000	20,914
Humana, Inc. 8.15%, 6/15/2038	25,000	33,246
Laboratory Corp. of America Holdings 4.63%, 11/15/2020 (b)	35,000	36,607
McKesson Corp. 4.75%, 3/1/2021 (b)	50,000	53,253
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	16,886
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	52,488
WellPoint, Inc. 3.13%, 5/15/2022	50,000	46,888

		569,040

HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	25,454
International Game Technology 5.50%, 6/15/2020 (b)	35,000	36,727
Marriott International, Inc.:
3.38%, 10/15/2020	83,000	82,137
6.38%, 6/15/2017	50,000	56,592
McDonald’s Corp. 5.35%, 3/1/2018	20,000	22,805
Starbucks Corp. 6.25%, 8/15/2017	35,000	39,990
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	87,385
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	49,243
4.25%, 3/1/2022	50,000	48,298
Yum! Brands, Inc.:
3.88%, 11/1/2020 (b)	25,000	25,026
6.88%, 11/15/2037	32,000	36,659

		510,316

HOUSEHOLD DURABLES — 1.5%
MDC Holdings, Inc. 5.38%, 7/1/2015	200,000	210,000
Mohawk Industries, Inc. 3.85%, 2/1/2023	100,000	94,785
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	52,739
Whirlpool Corp. 4.85%, 6/15/2021	50,000	53,189

		410,713

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	25,792
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,057
Energizer Holdings, Inc. 4.70%, 5/19/2021 (b)	50,000	50,912
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	29,579
The Clorox Co. 3.80%, 11/15/2021	50,000	50,143
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,147

		233,630

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	56,466

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co. 1.38%, 9/29/2016	50,000	50,757
Cooper US, Inc. 2.38%, 1/15/2016	25,000	25,557
Koninklijke Philips Electronics NV 6.88%, 3/11/2038 (b)	25,000	30,741
Pentair Finance SA 5.00%, 5/15/2021	50,000	52,327
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	51,861

		211,243

INSURANCE — 8.5%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	50,000	51,654
2.70%, 3/13/2023	25,000	22,868
4.15%, 3/13/2043	25,000	22,476
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	39,234
Aegon NV 4.63%, 12/1/2015 (b)	150,000	159,746
Aflac, Inc. 6.45%, 8/15/2040	50,000	58,184
American International Group, Inc.:
5.05%, 10/1/2015	50,000	53,589
5.45%, 5/18/2017	35,000	39,064
6.40%, 12/15/2020 (b)	20,000	23,611
AON Corp. 3.13%, 5/27/2016 (b)	35,000	36,410
Assurant, Inc. 6.75%, 2/15/2034	50,000	53,457
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	50,000	50,044
2.00%, 8/15/2018	50,000	49,698
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	25,000	23,036

See accompanying notes to financial statements.

149

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Cincinnati Financial Corp. 6.13%, 11/1/2034	$50,000	$52,281
CNA Financial Corp. 5.75%, 8/15/2021	25,000	27,923
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	54,635
Genworth Financial, Inc. 6.52%, 5/22/2018 (b)	100,000	113,531
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043 (b)	21,000	18,326
ING US, Inc.:
2.90%, 2/15/2018	50,000	50,999
5.50%, 7/15/2022 (b)	50,000	54,223
5.70%, 7/15/2043	25,000	26,307
Lincoln National Corp.:
4.00%, 9/1/2023	150,000	147,544
6.25%, 2/15/2020	25,000	28,822
Loews Corp. 6.00%, 2/1/2035	25,000	27,556
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	126,967
Markel Corp. 7.13%, 9/30/2019	50,000	59,251
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/2023	25,000	24,548
4.80%, 7/15/2021	50,000	53,058
5.38%, 7/15/2014	50,000	51,204
MetLife, Inc. 6.82%, 8/15/2018	25,000	29,878
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	63,652
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	57,372
The Allstate Corp.:
3.15%, 6/15/2023 (b)	100,000	94,440
4.50%, 6/15/2043 (b)	50,000	47,452
The Progressive Corp. 3.75%, 8/23/2021	50,000	50,806
The Travelers Cos., Inc.:
3.90%, 11/1/2020	50,000	52,422
4.60%, 8/1/2043	50,000	48,077
Transatlantic Holdings, Inc. 8.00%, 11/30/2039 (b)	25,000	30,780
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	59,483
Unum Group 7.13%, 9/30/2016	50,000	56,792
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	55,248
XL Group PLC 6.38%, 11/15/2024	50,000	57,490
XLIT, Ltd. 5.75%, 10/1/2021	50,000	56,285

		2,360,423

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020	35,000	37,450

INTERNET SOFTWARE & SERVICES — 0.4%
Google, Inc.:
2.13%, 5/19/2016	50,000	51,662
3.63%, 5/19/2021 (b)	50,000	51,863

		103,525

IT SERVICES — 0.9%
Fiserv, Inc.:
3.13%, 6/15/2016 (b)	35,000	36,439
4.63%, 10/1/2020	100,000	104,218
International Business Machines Corp. 5.70%, 9/14/2017	50,000	57,286
Leidos Holdings, Inc. 4.45%, 12/1/2020 (b)	50,000	49,830

		247,773

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc.:
2.50%, 11/1/2016	20,000	20,628
6.20%, 10/1/2040	10,000	10,980

		31,608

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,396

MACHINERY — 2.4%
Caterpillar, Inc. 3.90%, 5/27/2021 (b)	50,000	51,932
Cummins, Inc.:
3.65%, 10/1/2023 (b)	56,000	55,331
7.13%, 3/1/2028	25,000	31,374
Danaher Corp. 5.40%, 3/1/2019	50,000	56,680
Deere & Co. 5.38%, 10/16/2029	25,000	27,916
Dover Corp. 5.38%, 3/1/2041	35,000	36,959
Eaton Corp.:
2.75%, 11/2/2022 (b)	25,000	23,300
6.95%, 3/20/2019	25,000	29,780
Harsco Corp. 2.70%, 10/15/2015	50,000	50,756
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	24,921
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018 (b)	35,000	41,079
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	57,093
6.25%, 5/15/2038	25,000	29,587
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	35,526
Xylem, Inc. 3.55%, 9/20/2016	115,000	121,682

		673,916

MEDIA — 3.2%
CBS Corp. 7.88%, 7/30/2030	75,000	92,843
Comcast Corp. 4.65%, 7/15/2042	50,000	46,312

See accompanying notes to financial statements.

150

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020 (b)	$25,000	$27,195
6.38%, 3/1/2041 (b)	25,000	25,918
Discovery Communications LLC 5.63%, 8/15/2019	35,000	39,550
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	62,478
NBCUniversal Media LLC 5.15%, 4/30/2020 (b)	75,000	83,512
News America, Inc. 6.20%, 12/15/2034	50,000	55,343
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	57,717
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017 (b)	50,000	49,563
4.00%, 3/15/2022	50,000	47,614
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	23,575
The Walt Disney Co.:
0.45%, 12/1/2015	25,000	24,964
2.35%, 12/1/2022	25,000	22,801
2.75%, 8/16/2021	25,000	23,904
3.70%, 12/1/2042	25,000	21,083
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	46,105
Time Warner, Inc. 4.70%, 1/15/2021 (b)	50,000	53,210
Viacom, Inc. 4.25%, 9/15/2015	25,000	26,438
WPP Finance UK 8.00%, 9/15/2014	50,000	52,488

		882,613

METALS & MINING — 1.9%
Alcoa, Inc.:
5.40%, 4/15/2021	25,000	25,592
5.95%, 2/1/2037 (b)	50,000	46,475
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	60,561
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	41,965
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022 (b)	50,000	47,085
Newmont Mining Corp. 5.88%, 4/1/2035 (b)	25,000	21,190
Nucor Corp. 6.40%, 12/1/2037	25,000	28,095
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	100,000	100,614
Southern Copper Corp. 7.50%, 7/27/2035	25,000	25,825
Teck Resources, Ltd. 4.75%, 1/15/2022 (b)	28,000	28,209
Vale Overseas, Ltd. 6.88%, 11/10/2039 (b)	25,000	26,017
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	52,824
6.20%, 6/15/2035	25,000	24,432

		528,884

MULTI-UTILITIES — 1.2%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	39,578
Dominion Resources, Inc. 5.60%, 11/15/2016 (b)	50,000	55,717
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	56,798
NSTAR 4.50%, 11/15/2019	25,000	27,064
Sempra Energy 6.00%, 10/15/2039	25,000	27,722
United Utilities PLC 6.88%, 8/15/2028	50,000	53,925
Veolia Environnement SA 6.75%, 6/1/2038	25,000	27,571
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	54,524

		342,899

MULTILINE RETAIL — 0.5%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	27,946
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (b)	25,000	24,775
6.70%, 7/15/2034	25,000	28,344
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	51,321

		132,386

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	45,826

OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	25,000	27,878
6.45%, 9/15/2036 (b)	75,000	84,633
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	49,640
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,694
BP Capital Markets PLC 3.25%, 5/6/2022 (b)	50,000	48,422
Buckeye Partners LP 4.88%, 2/1/2021	50,000	50,830
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	50,000	57,241
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	56,873
6.75%, 11/15/2039 (b)	25,000	29,690
Chevron Corp. 4.95%, 3/3/2019	35,000	39,721
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,020
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (b)	50,000	58,002
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	25,000	32,014

See accompanying notes to financial statements.

151

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Enbridge Energy Partners LP 4.20%, 9/15/2021 (b)	$100,000	$100,800
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	31,726
ENI USA, Inc. 7.30%, 11/15/2027	60,000	74,664
Ensco PLC 4.70%, 3/15/2021 (b)	50,000	52,949
Enterprise Products Operating LLC:
3.35%, 3/15/2023	50,000	47,415
4.85%, 3/15/2044	50,000	47,034
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	53,194
EQT Corp. 6.50%, 4/1/2018	50,000	56,298
Hess Corp.:
5.60%, 2/15/2041	50,000	52,099
7.88%, 10/1/2029	25,000	31,827
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	25,589
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	38,769
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	59,310
Marathon Oil Corp. 6.60%, 10/1/2037	25,000	29,756
Marathon Petroleum Corp. 5.13%, 3/1/2021 (b)	50,000	54,162
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	53,515
Noble Energy, Inc.:
4.15%, 12/15/2021 (b)	50,000	51,270
8.25%, 3/1/2019	25,000	31,051
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	51,528
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	52,420
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,283
6.13%, 2/1/2041	65,000	69,164
ONEOK, Inc. 5.20%, 6/15/2015	50,000	52,850
Petro-Canada:
6.05%, 5/15/2018	25,000	28,813
6.80%, 5/15/2038	50,000	60,225
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	57,047
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	42,254
Shell International Finance BV 4.30%, 9/22/2019	25,000	27,417
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	31,697
Spectra Energy Capital LLC:
4.60%, 6/15/2021 (b)	60,000	61,494
8.00%, 10/1/2019	50,000	60,643
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023	50,000	45,935
4.65%, 2/15/2022	15,000	15,103
4.95%, 1/15/2043	50,000	44,770
Talisman Energy, Inc.:
5.50%, 5/15/2042 (b)	25,000	23,816
5.85%, 2/1/2037	25,000	24,394
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	53,258
Total Capital SA 4.25%, 12/15/2021	25,000	26,457
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	28,590
Transocean, Inc.:
6.38%, 12/15/2021 (b)	50,000	56,043
6.80%, 3/15/2038 (b)	50,000	55,645
Valero Energy Corp.:
6.63%, 6/15/2037 (b)	25,000	28,516
9.38%, 3/15/2019	35,000	45,504
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	56,800
Williams Partners LP 4.13%, 11/15/2020	75,000	76,563
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	57,710

		2,771,025

PAPER & FOREST PRODUCTS — 0.6%
International Paper Co. 9.38%, 5/15/2019	50,000	65,305
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	89,906

		155,211

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,689
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	56,875

		82,564

PHARMACEUTICALS — 3.5%
Abbott Laboratories 6.15%, 11/30/2037	25,000	29,785
AbbVie, Inc. 4.40%, 11/6/2042	50,000	46,553
Allergan, Inc. 5.75%, 4/1/2016 (b)	100,000	109,236
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	25,478
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	43,477
5.90%, 9/15/2017	25,000	28,573
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	29,539
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	56,039
Express Scripts Holding Co. 6.13%, 11/15/2041	25,000	28,199
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	50,000	50,020

See accompanying notes to financial statements.

152

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	$25,000	$26,863
Johnson & Johnson 5.85%, 7/15/2038	25,000	29,585
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	54,439
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	52,572
Mylan, Inc. 2.60%, 6/24/2018 (a)	100,000	100,685
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	25,796
Pfizer, Inc.:
0.90%, 1/15/2017 (b)	50,000	49,753
1.50%, 6/15/2018	25,000	24,587
3.00%, 6/15/2023 (b)	25,000	23,600
4.30%, 6/15/2043 (b)	25,000	23,429
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	28,849
Zoetis, Inc.:
3.25%, 2/1/2023	50,000	46,777
4.70%, 2/1/2043	50,000	47,036

		980,870

PROFESSIONAL SERVICES — 0.2%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,465

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	101,040
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	55,653
BioMed Realty LP 3.85%, 4/15/2016	50,000	52,212
Boston Properties LP 4.13%, 5/15/2021	50,000	50,850
Camden Property Trust 4.63%, 6/15/2021	175,000	183,401
DDR Corp.:
3.38%, 5/15/2023	100,000	91,276
4.75%, 4/15/2018	100,000	108,003
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	136,243
Duke Realty LP 6.75%, 3/15/2020	25,000	28,453
ERP Operating LP 5.25%, 9/15/2014	50,000	51,591
HCP, Inc.:
3.75%, 2/1/2019 (b)	75,000	78,108
5.38%, 2/1/2021	25,000	27,122
Health Care REIT, Inc. 6.13%, 4/15/2020	100,000	113,566
Hospitality Properties Trust 5.00%, 8/15/2022	100,000	99,289
Host Hotels & Resorts LP:
3.75%, 10/15/2023 (b)	50,000	46,427
6.00%, 10/1/2021	75,000	81,942
Kilroy Realty LP 5.00%, 11/3/2015	50,000	53,024
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	53,296
Liberty Property LP:
4.75%, 10/1/2020	70,000	72,793
6.63%, 10/1/2017	25,000	28,459
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	60,085
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	94,840
Realty Income Corp. 6.75%, 8/15/2019	50,000	58,343
Regency Centers LP 5.25%, 8/1/2015	50,000	52,934
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,560
Simon Property Group LP 6.13%, 5/30/2018 (b)	50,000	57,897
UDR, Inc. 5.25%, 1/15/2015	50,000	52,118
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,549
4.75%, 6/1/2021	25,000	26,262
Weyerhaeuser Co.:
4.63%, 9/15/2023	50,000	50,850
7.38%, 3/15/2032	50,000	61,047

		2,094,233

ROAD & RAIL — 2.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	50,000	46,409
4.45%, 3/15/2043 (b)	50,000	45,576
Canadian National Railway Co.:
2.85%, 12/15/2021	50,000	47,904
6.20%, 6/1/2036	25,000	29,673
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	51,300
CSX Corp. 3.70%, 10/30/2020	50,000	51,499
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	50,787
Norfolk Southern Corp.:
2.90%, 2/15/2023	32,000	29,623
3.25%, 12/1/2021	25,000	24,373
Ryder System, Inc.:
2.35%, 2/26/2019	50,000	48,208
3.15%, 3/2/2015	50,000	51,231
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	51,618
4.30%, 6/15/2042 (b)	25,000	22,638
5.13%, 2/15/2014	25,000	25,134

		575,973

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	31,062
Intel Corp. 4.80%, 10/1/2041	35,000	33,469

See accompanying notes to financial statements.

153

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Texas Instruments, Inc. 1.38%, 5/15/2014	$50,000	$50,181

		114,712

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	25,668
CA, Inc. 5.38%, 12/1/2019 (b)	50,000	54,948
Microsoft Corp. 1.63%, 9/25/2015	50,000	50,973
Oracle Corp.:
1.20%, 10/15/2017	50,000	49,290
6.13%, 7/8/2039	25,000	29,247
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,531
3.95%, 6/15/2022	50,000	48,745

		310,402

SPECIALTY RETAIL — 2.2%
AutoZone, Inc.:
2.88%, 1/15/2023 (b)	50,000	44,859
5.75%, 1/15/2015	46,000	48,318
Dollar General Corp. 3.25%, 4/15/2023 (b)	75,000	68,440
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	51,422
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	25,846
QVC, Inc.:
5.13%, 7/2/2022	50,000	49,383
5.95%, 3/15/2043	75,000	66,551
Staples, Inc.:
2.75%, 1/12/2018 (b)	50,000	50,309
4.38%, 1/12/2023 (b)	50,000	48,077
The Gap, Inc. 5.95%, 4/12/2021 (b)	50,000	55,248
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	26,848
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	89,232

		624,533

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc.:
2.25%, 5/1/2023	75,000	67,549
3.63%, 5/1/2043	75,000	63,961
V.F. Corp. 6.45%, 11/1/2037	25,000	29,639

		161,149

TOBACCO — 1.1%
Altria Group, Inc.:
2.95%, 5/2/2023	50,000	45,367
4.50%, 5/2/2043 (b)	25,000	22,222
9.25%, 8/6/2019	25,000	33,013
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,302
Philip Morris International, Inc.:
1.13%, 8/21/2017	50,000	49,098
3.88%, 8/21/2042 (b)	50,000	42,318
Reynolds American, Inc.:
3.25%, 11/1/2022 (b)	50,000	46,148
7.75%, 6/1/2018 (b)	25,000	30,237

		294,705

TRADING COMPANIES & DISTRIBUTORS — 0.3%
GATX Corp.:
2.38%, 7/30/2018	23,000	22,526
8.75%, 5/15/2014	50,000	51,492

		74,018

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
America Movil SAB de CV 6.13%, 3/30/2040 (b)	100,000	106,509
American Tower Corp. 4.50%, 1/15/2018	50,000	53,644
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018 (b)	25,000	31,790
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	20,000	27,936
Embarq Corp. 7.08%, 6/1/2016 (b)	50,000	55,750
France Telecom SA 4.38%, 7/8/2014	50,000	50,945
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	44,369
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	50,477
Telefonica Emisiones SAU 3.99%, 2/16/2016 (b)	50,000	52,525
US Cellular Corp. 6.70%, 12/15/2033	50,000	47,393

		521,338

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,361,399)		27,245,593

	Shares
SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,005,483	3,005,483
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	496,327	496,327

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $3,501,810)		3,501,810

TOTAL INVESTMENTS — 110.2% (g)
(Cost $30,863,209)		30,747,403
OTHER ASSETS & LIABILITIES — (10.2)%		(2,838,680)

NET ASSETS — 100.0%		$27,908,723

See accompanying notes to financial statements.

154

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

155

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 75.3%
AEROSPACE & DEFENSE — 0.8%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$12,646,000	$15,207,574

AUTOMOBILES — 3.0%
Ford Motor Co. 4.25%, 11/15/2016 (a)	16,763,000	30,768,822
Navistar International Corp. 3.00%, 10/15/2014	10,522,000	10,864,175
Tesla Motors, Inc. 1.50%, 6/1/2018	13,308,000	18,399,375

		60,032,372

BIOTECHNOLOGY — 8.0%
Dendreon Corp. 2.88%, 1/15/2016	11,101,000	6,882,620
Gilead Sciences, Inc.:
1.00%, 5/1/2014	18,034,000	60,067,286
1.63%, 5/1/2016	21,407,000	70,777,750
Illumina, Inc. 0.25%, 3/15/2016 (b)	17,140,000	23,756,383

		161,484,039

BUILDING PRODUCTS — 2.9%
Cemex SAB de CV:
3.25%, 3/15/2016	19,187,000	25,151,471
3.75%, 3/15/2018 (a)	12,788,000	17,269,683
4.88%, 3/15/2015	13,280,000	15,703,998

		58,125,152

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016	10,698,000	11,571,171

COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. 0.88%, 6/15/2017 (a)	10,800,000	11,126,484
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)(b)	11,850,000	11,842,535

		22,969,019

COMPUTERS & PERIPHERALS — 2.8%
SanDisk Corp.:
0.50%, 10/15/2020 (a)(b)	28,500,000	28,188,609
1.50%, 8/15/2017	19,244,000	28,377,587

		56,566,196

CONTAINERS & PACKAGING — 0.7%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	13,003,000	13,565,120

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014 (a)	21,634,000	22,728,680

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(c)	9,502,000	9,719,311

HEALTH CARE PROVIDERS & SERVICES — 3.0%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014 (a)	11,134,000	12,094,419
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)(b)	10,250,000	10,806,165
WellPoint, Inc. 2.75%, 10/15/2042	28,193,000	38,200,669

		61,101,253

HOTELS, RESTAURANTS & LEISURE — 2.3%
International Game Technology 3.25%, 5/1/2014 (a)	16,598,000	17,627,574
MGM Resorts International 4.25%, 4/15/2015 (a)	21,764,000	29,639,086

		47,266,660

HOUSEHOLD DURABLES — 1.5%
D.R. Horton, Inc. 2.00%, 5/15/2014	9,479,000	16,313,359
Jarden Corp. 1.88%, 9/15/2018 (a)	9,250,000	13,050,548

		29,363,907

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	9,280,000	11,484,278

INTERNET & CATALOG RETAIL — 2.4%
priceline.com, Inc.:
0.35%, 6/15/2020 (a)(b)	18,100,000	20,604,678
1.00%, 3/15/2018 (a)	19,500,000	26,978,640

		47,583,318

INTERNET SOFTWARE & SERVICES — 6.6%
Ctrip.com International, Ltd. 1.25%, 10/15/2018 (b)	15,200,000	15,154,248
Qihoo 360 Technology Co., Ltd. 2.50%, 9/15/2018 (b)	12,500,000	13,315,375
SINA Corp. 1.00%, 12/1/2018 (b)	15,000,000	15,199,650
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)	11,164,000	11,144,128
VeriSign, Inc. 3.25%, 8/15/2037	23,598,000	42,592,502
Yahoo!, Inc. Zero Coupon, 12/1/2018 (b)(d)	23,750,000	24,582,675
Yandex NV 1.13%, 12/15/2018 (a)(b)	9,800,000	10,669,554

		132,658,132

MARINE — 0.7%
DryShips, Inc. 5.00%, 12/1/2014	13,678,000	13,746,390

MEDIA — 2.9%
Liberty Interactive LLC 0.75%, 3/30/2043 (a)(b)	15,950,000	19,856,474
Liberty Media Corp. 1.38%, 10/15/2023 (a)(b)	20,000,000	20,027,600
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	9,515,000	18,519,330

		58,403,404

METALS & MINING — 4.0%
Alcoa, Inc. 5.25%, 3/15/2014	10,818,000	17,921,099

See accompanying notes to financial statements.

156

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ArcelorMittal 5.00%, 5/15/2014	$15,556,000	$15,839,119
Goldcorp, Inc. 2.00%, 8/1/2014	17,187,000	17,259,529
Newmont Mining Corp.:
1.25%, 7/15/2014	10,873,000	10,867,998
1.63%, 7/15/2017 (a)	10,611,000	10,866,513
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	9,100,000	9,025,817

		81,780,075

OIL, GAS & CONSUMABLE FUELS — 3.0%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	21,873,000	22,230,624
Cobalt International Energy, Inc. 2.63%, 12/1/2019 (a)	26,865,000	23,823,882
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	14,673,000	11,593,622
USEC, Inc. 3.00%, 10/1/2014	10,025,000	3,333,312

		60,981,440

PHARMACEUTICALS — 3.2%
Mylan, Inc. 3.75%, 9/15/2015 (a)	10,955,000	35,891,757
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019 (a)	12,500,000	18,502,000
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	10,077,000	10,721,827

		65,115,584

REAL ESTATE INVESTMENT TRUSTS — 2.2%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	2,500,000	2,501,700
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	13,771,000	13,971,781
Boston Properties LP 3.63%, 2/15/2014 (b)	15,327,000	15,383,710
Starwood Property Trust, Inc. 4.55%, 3/1/2018	11,912,000	13,166,810

		45,024,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	10,937,000	11,440,102
Intel Corp.:
2.95%, 12/15/2035 (a)	30,719,000	34,380,090
3.25%, 8/1/2039 (a)	37,147,000	50,596,071
Linear Technology Corp. Series A 3.00%, 5/1/2027 (a)	15,730,000	17,988,356
Microchip Technology, Inc. 2.13%, 12/15/2037	21,409,000	37,134,767
Micron Technology, Inc.:
2.38%, 5/1/2032 (a)	9,855,000	22,853,745
3.00%, 11/15/2043 (a)	20,000,000	19,759,100
Novellus Systems, Inc. 2.63%, 5/15/2041	13,150,000	21,970,363
NVIDIA Corp. 1.00%, 12/1/2018 (b)	28,750,000	29,359,500
SunEdison, Inc.:
2.00%, 10/1/2018 (b)	3,500,000	3,930,780
2.75%, 1/1/2021 (b)	1,000,000	1,116,880
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	11,851,000	18,906,256
3.13%, 3/15/2037	13,133,000	20,798,732

		290,234,742

SOFTWARE — 4.4%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)	13,069,000	13,891,171
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	13,240,000	12,946,231
Salesforce.com, Inc.:
0.25%, 4/1/2018 (a)(b)	22,390,000	24,309,047
0.75%, 1/15/2015 (a)	10,768,000	27,857,677
ServiceNow, Inc. Zero Coupon, 11/1/2018 (a)(b)(d)	10,500,000	10,634,400

		89,638,526

THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp. 2.00%, 4/1/2020	9,450,000	13,093,542

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)(e)	11,773,000	13,480,085
SBA Communications Corp. 4.00%, 10/1/2014 (a)	9,335,000	27,571,389

		41,051,474

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $1,305,601,554)		1,520,495,360

	Shares
CONVERTIBLE PREFERRED STOCKS — 23.7%
AEROSPACE & DEFENSE — 1.3%
United Technologies Corp. 7.50%, 8/1/2015 (a)	418,000	27,366,460

AUTO COMPONENTS — 0.6%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014	197,000	13,169,450

COMMERCIAL BANKS — 4.1%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	75,076	82,958,980

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp. Series L 7.25%, 12/31/2049 (a)	56,933	60,405,913

ELECTRIC UTILITIES — 3.2%
AES Trust III 6.75%, 10/15/2029 (a)	189,478	9,508,006
NextEra Energy, Inc.:
5.60%, 6/1/2015 (a)	175,000	10,062,500
5.80%, 9/1/2016	200,000	10,034,000

See accompanying notes to financial statements.

157

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
5.89%, 9/1/2015	255,500	$14,468,965
PPL Corp. 8.75%, 5/1/2014 (a)	378,750	20,028,300

		64,101,771

FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	120,500	12,959,775

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	33,761	9,665,774

INSURANCE — 1.2%
MetLife, Inc. 5.00%, 9/11/2013	768,800	24,247,952

MACHINERY — 0.8%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	127,882	15,873,993

METALS & MINING — 2.7%
ArcelorMittal 6.00%, 1/15/2016	1,617,450	42,053,700
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	519,750	11,933,460

		53,987,160

MULTI-UTILITIES — 1.2%
Dominion Resources Inc.:
6.13%, 4/1/2016	198,950	10,767,174
6.00%, 7/1/2016 (a)	233,000	12,630,930

		23,398,104

OIL, GAS & CONSUMABLE FUELS — 1.7%
CenterPoint Energy, Inc. 3.55%, 9/15/2029 (c)	229,421	12,166,792
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	19,150	22,050,650

		34,217,442

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049	272,445	13,965,531
Weyerhaeuser Co. 6.38%, 7/1/2016 (a)	252,000	14,122,080

		28,087,611

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Crown Castle International Corp. 4.50%, 11/1/2016	103,000	10,304,120
Lucent Technologies Capital Trust I 7.75%, 3/15/2017 (a)	17,555	17,642,775

		27,946,895

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $460,243,654) (f)		478,387,280

COMMON STOCKS — 0.5%
AUTO COMPONENTS — 0.5%
Dana Holding Corp. (a)	501,500	9,839,430

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(d)	100,000	301,000

TOTAL COMMON STOCKS —
(Cost $9,098,281) (f)		10,140,430

SHORT TERM INVESTMENTS — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	220,219,063	220,219,063
State Street Institutional Liquid Reserves Fund 0.06% (i)(j)	4,904,622	4,904,622

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $225,123,685)		225,123,685

TOTAL INVESTMENTS — 110.7% (k)
(Cost $2,000,067,174)		2,234,146,755
OTHER ASSETS & LIABILITIES — (10.7)%		(216,019,649)

NET ASSETS — 100.0%		$2,018,127,106

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.2% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

158

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 83.0%
Fannie Mae
2.50%, 15yr TBA (a)	$2,000,000	$1,980,000
3.00%, 15yr TBA (a)	1,200,000	1,224,563
3.00%, 30yr TBA (a)	7,250,000	6,895,430
3.50%, 15yr TBA (a)	2,100,000	2,196,141
3.50%, 30yr TBA (a)	5,650,000	5,620,867
4.00%, 15yr TBA (a)	2,750,000	2,913,281
4.00%, 30yr TBA (a)	2,500,000	2,577,734
4.50%, 15yr TBA (a)	1,250,000	1,330,469
4.50%, 30yr TBA (a)	7,200,000	7,636,500
5.00%, 15yr TBA (a)(b)	1,200,000	1,278,375
5.00%, 30yr TBA (a)	5,000,000	5,439,844
5.50%, 30yr TBA (a)	2,450,000	2,696,148
6.00%, 30yr TBA (a)	3,800,000	4,221,562
Freddie Mac
3.00%, 15yr TBA (a)	5,500,000	5,599,687
3.00%, 30yr TBA (a)	2,500,000	2,370,703
3.50%, 30yr TBA (a)	5,750,000	5,707,773
4.00%, 30yr TBA (a)	6,500,000	6,682,812
4.50%, 30yr TBA (a)	2,500,000	2,647,266
5.00%, 30yr TBA (a)	2,000,000	2,163,438
Ginnie Mae
3.00%, 30yr TBA (a)	2,400,000	2,321,250
3.00%, 30yr TBA (a)	1,000,000	966,250
3.50%, 30yr TBA (a)	1,500,000	1,513,125
3.50%, 30yr TBA (a)	4,500,000	4,545,000
4.00%, 30yr TBA (a)	1,500,000	1,559,766
4.00%, 30yr TBA (a)	3,000,000	3,123,281
4.50%, 30yr TBA (a)	3,500,000	3,740,625
4.50%, 30yr TBA (a)	750,000	800,391
5.00%, 30yr TBA (a)	1,300,000	1,416,391
5.00%, 30yr TBA (a)	700,000	762,672
6.00%, 30yr TBA (a)	800,000	898,000

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $93,541,504)		92,829,344

FEDERAL HOME LOAN MORTGAGE CORPORATION — 6.5%
Freddie Mac:
3.00%, 10/1/2043 30yr (c)	1,986,319	1,885,849
4.50%, 2/1/2039 30yr (c)	478,848	506,591
5.00%, 9/1/2038 30yr (c)	234,921	253,906
5.00%, 1/1/2039 30yr (c)	935,372	1,010,967
5.50%, 1/1/2028 20yr (c)	190,922	208,980
5.50%, 9/1/2035 30yr (c)	36,285	39,734
5.50%, 6/1/2036 30yr (c)	122,905	134,260
5.50%, 12/1/2036 30yr (c)	186,990	204,266
5.50%, 7/1/2037 30yr (c)	1,433,500	1,565,934
5.50%, 4/1/2038 30yr (c)	1,275,963	1,394,126
5.50%, 5/1/2038 30yr (c)	22,045	24,087

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $7,140,750)		7,228,700

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 3.0%
Fannie Mae:
4.00%, 10/1/2043 30yr (c)	993,111	1,025,112
2.50%, 8/1/2028 15yr (c)	974,900	966,156
4.50%, 8/1/2015 10yr (c)	421,162	447,751
5.50%, 9/1/2025 15yr (c)	90,018	98,438
5.00%, 1/1/2024 15yr (c)	484,135	519,605
6.00%, 9/1/2037 30yr (c)	290,135	321,747

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $3,380,092)		3,378,809

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 7.1%
Ginnie Mae:
5.00%, 12/15/2038 30yr (c)	200,000	217,967
3.00%, 12/20/2042 30yr (c)	989,612	959,044
5.00%, 5/20/2043 30yr (c)	200,000	217,972
5.00%, 4/20/2043 30yr (c)	927,338	1,014,881
5.00%, 11/20/2042 30yr (c)	965,600	1,052,370
4.50%, 7/20/2041 30yr (c)	972,314	1,040,441
3.00%, 8/20/2042 30yr (c)	1,007,513	976,392
4.00%, 2/15/2040 30yr (c)	67,586	70,394
5.50%, 3/15/2039 30yr (c)	938,005	1,042,351
6.00%, 8/15/2040 30yr (c)	200,000	224,470
5.50%, 9/15/2035 30yr (c)	889,847	988,154
5.50%, 7/15/2038 30yr (c)	73,248	80,939

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $7,867,423)		7,885,375

	Shares
SHORT TERM INVESTMENT — 83.8%
MONEY MARKET FUND — 83.8%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e)(f) (Cost $93,703,353)	93,703,353	93,703,353

TOTAL INVESTMENTS — 183.4% (g)
(Cost $205,633,122)		205,025,581
OTHER ASSETS & LIABILITIES — (83.4)%		(93,249,741)

NET ASSETS — 100.0%		$111,775,840

(a)	When-issued security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(c)	Security, or a portion of the security has been designated as collateral for TBA securities.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
TBA = To Be Announced

See accompanying notes to financial statements.

159

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 25.0%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 2.25%, 11/15/2022 (a)	$100,000	$89,348
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	53,811
5.38%, 3/1/2041	100,000	110,358
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	106,379
5.20%, 10/15/2019 (a)	135,000	146,647
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	248,026
4.07%, 12/15/2042	125,000	108,935
Northrop Grumman Corp. 5.05%, 11/15/2040	20,000	19,866
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	90,944
Raytheon Co. 2.50%, 12/15/2022	125,000	113,678
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	99,528
4.80%, 12/15/2043	100,000	100,537
The Boeing Co.:
3.50%, 2/15/2015	250,000	258,336
6.13%, 2/15/2033	165,000	194,535
United Technologies Corp.:
4.50%, 4/15/2020	60,000	65,780
4.88%, 5/1/2015	100,000	105,715
5.38%, 12/15/2017	250,000	284,100
5.70%, 4/15/2040	210,000	239,902
6.05%, 6/1/2036	100,000	118,646

		2,555,071

AIR FREIGHT & LOGISTICS — 0.0% (b)
FedEx Corp. 2.63%, 8/1/2022	100,000	90,656
United Parcel Service, Inc.:
2.45%, 10/1/2022	100,000	92,449
6.20%, 1/15/2038	100,000	121,534

		304,639

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024 (c)	200,000	209,250
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	97,539	98,271
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	20,000	19,925
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	77,427	83,621
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027 (a)	100,000	100,500
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	99,657	99,906

		611,473

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	62,414
5.50%, 1/15/2016	250,000	271,769

		334,183

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	182,243

BEVERAGES — 0.6%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	115,835
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	100,000	85,073
5.38%, 1/15/2020	335,000	380,482
6.38%, 1/15/2040	250,000	304,091
7.75%, 1/15/2019	250,000	310,599
8.20%, 1/15/2039	100,000	146,433
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	149,432
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	136,737
3.88%, 4/29/2043	100,000	86,393
5.75%, 10/23/2017	250,000	285,338
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	144,843
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	48,916
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	501,079
2.75%, 3/5/2022 (a)	350,000	331,291
3.60%, 8/13/2042	100,000	81,486
4.50%, 1/15/2020	100,000	108,936
The Coca-Cola Co.:
1.50%, 11/15/2015	600,000	611,439
3.15%, 11/15/2020	70,000	70,745

		3,899,148

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
3.88%, 11/15/2021	100,000	102,508
4.10%, 6/15/2021	100,000	104,526
4.50%, 3/15/2020	50,000	54,048
5.15%, 11/15/2041	324,000	321,826
5.70%, 2/1/2019	100,000	115,351
5.75%, 3/15/2040	55,000	58,513
Celgene Corp. 2.30%, 8/15/2018	100,000	99,617
Genentech, Inc. 4.75%, 7/15/2015	100,000	106,370
Gilead Sciences, Inc. 4.50%, 4/1/2021	200,000	213,927

See accompanying notes to financial statements.

160

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Life Technologies Corp. 6.00%, 3/1/2020	$100,000	$114,906

		1,291,592

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	112,019

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 4.20%, 12/15/2022	138,000	131,958

CAPITAL MARKETS — 1.0%
Eaton Corp. 4.00%, 11/2/2032	165,000	151,712
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	150,000	147,610
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	324,332
6.25%, 1/15/2036	60,000	57,942
6.45%, 6/8/2027	20,000	20,996
Morgan Stanley:
1.75%, 2/25/2016	100,000	101,343
3.75%, 2/25/2023	100,000	97,369
3.80%, 4/29/2016	500,000	528,378
4.00%, 7/24/2015	81,000	84,715
4.10%, 5/22/2023	250,000	241,522
4.75%, 3/22/2017	100,000	108,912
4.88%, 11/1/2022	63,000	64,670
5.63%, 9/23/2019	150,000	169,833
5.75%, 1/25/2021	500,000	564,633
6.63%, 4/1/2018	390,000	454,675
7.25%, 4/1/2032	118,000	147,148
Northern Trust Corp. 3.95%, 10/30/2025	100,000	96,712
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	230,646
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	201,434
2.30%, 7/28/2016	100,000	103,256
3.55%, 9/23/2021 (a)	100,000	101,641
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	100,027
The Goldman Sachs Group, Inc.:
3.63%, 1/22/2023 (a)	100,000	96,676
3.70%, 8/1/2015	500,000	520,862
5.35%, 1/15/2016	555,000	600,481
5.95%, 1/15/2027	395,000	422,512
6.13%, 2/15/2033 (a)	400,000	449,896
6.15%, 4/1/2018	500,000	573,395

		6,763,328

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	137,967
6.13%, 1/15/2041	20,000	21,454
Airgas, Inc. 3.25%, 10/1/2015	100,000	103,740
CF Industries, Inc. 3.45%, 6/1/2023	25,000	22,899
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	285,566
5.75%, 3/15/2019 (a)	250,000	288,261
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	95,994
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	104,383
5.50%, 12/8/2041	76,000	81,138
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	229,580
Monsanto Co. 2.20%, 7/15/2022 (a)	100,000	90,426
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	109,032
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	200,000	183,572
6.65%, 3/15/2018	100,000	116,084
Praxair, Inc. 3.00%, 9/1/2021 (a)	250,000	243,176
RPM International, Inc. 3.45%, 11/15/2022	100,000	91,647
The Dow Chemical Co.:
4.13%, 11/15/2021	125,000	128,965
5.25%, 11/15/2041	250,000	251,952
8.55%, 5/15/2019	330,000	424,248
The Mosaic Co. 4.25%, 11/15/2023	75,000	74,061
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	75,962

		3,160,107

COMMERCIAL BANKS — 4.1%
Abbey National Treasury Services PLC/London 3.05%, 8/23/2018	100,000	102,893
African Development Bank 1.25%, 9/2/2016	200,000	202,528
Asian Development Bank:
1.75%, 3/21/2019	500,000	495,222
2.50%, 3/15/2016	200,000	208,202
2.63%, 2/9/2015	200,000	205,064
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	242,858
Bank of Montreal 2.50%, 1/11/2017	225,000	232,395
Bank of Nova Scotia:
1.38%, 12/18/2017 (a)	50,000	49,025
1.45%, 4/25/2018	100,000	97,380
2.90%, 3/29/2016	100,000	104,398
3.40%, 1/22/2015	250,000	256,552
Barclays Bank PLC 3.90%, 4/7/2015	300,000	311,749
BB&T Corp.:
2.05%, 6/19/2018 (a)	250,000	247,542
3.95%, 4/29/2016	100,000	106,732
BNP Paribas:
2.70%, 8/20/2018	100,000	101,142
3.25%, 3/3/2023	100,000	94,601
5.00%, 1/15/2021	350,000	383,478

See accompanying notes to financial statements.

161

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016 (a)	$200,000	$200,922
Commonwealth Bank of Australia/New York, NY 2.50%, 9/20/2018 (a)	225,000	227,323
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.70%, 3/19/2018 (a)	250,000	246,603
4.50%, 1/11/2021	100,000	106,136
5.25%, 5/24/2041	250,000	259,417
Corp. Andina de Fomento 3.75%, 1/15/2016	100,000	104,058
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	353,902
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	600,000	645,029
5.40%, 1/14/2020	100,000	110,502
Deutsche Bank AG 4.30%, 5/24/2028 (d)	200,000	181,037
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	285,771
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	123,274
European Bank for Reconstruction & Development 2.50%, 3/15/2016	450,000	468,756
European Investment Bank:
1.00%, 3/15/2018 (a)	125,000	121,977
1.13%, 4/15/2015	1,000,000	1,010,434
2.50%, 5/16/2016	950,000	990,354
2.75%, 3/23/2015	300,000	308,951
4.00%, 2/16/2021	650,000	699,513
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	209,797
5.88%, 1/14/2015	205,000	215,656
Fifth Third Bancorp:
1.15%, 11/18/2016	200,000	199,629
3.63%, 1/25/2016	100,000	105,007
4.30%, 1/16/2024	200,000	195,078
HSBC Holdings PLC:
4.00%, 3/30/2022 (a)	500,000	517,494
4.88%, 1/14/2022	100,000	109,506
6.10%, 1/14/2042	35,000	41,997
6.50%, 9/15/2037	250,000	294,127
6.80%, 6/1/2038	100,000	122,045
Inter-American Development Bank:
0.88%, 11/15/2016	150,000	150,304
1.75%, 8/24/2018	500,000	500,915
3.00%, 10/4/2023	100,000	98,047
3.88%, 10/28/2041	35,000	31,599
5.13%, 9/13/2016	405,000	452,163
International Bank for Reconstruction & Development:
0.38%, 8/24/2015	50,000	49,982
1.00%, 9/15/2016	600,000	604,178
2.13%, 3/15/2016	200,000	206,749
2.38%, 5/26/2015	300,000	308,618
4.75%, 2/15/2035	80,000	85,944
International Finance Corp. 2.25%, 4/11/2016	650,000	674,030
Intesa Sanpaolo SpA 3.88%, 1/16/2018	200,000	204,409
KeyCorp 3.75%, 8/13/2015	100,000	104,422
KFW 2.13%, 1/17/2023	200,000	183,996
Korea Development Bank 4.00%, 9/9/2016 (a)	100,000	106,465
Kreditanstalt fuer Wiederaufbau:
1.00%, 1/12/2015	200,000	201,448
1.25%, 2/15/2017	225,000	227,282
2.00%, 10/4/2022	125,000	114,673
2.38%, 8/25/2021 (a)	700,000	677,006
2.63%, 2/16/2016	1,950,000	2,033,204
2.75%, 9/8/2020	100,000	100,963
4.50%, 7/16/2018	215,000	240,941
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018 (a)	400,000	401,367
3.13%, 7/15/2015	200,000	208,412
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	125,000	134,905
National Australia Bank/New York 2.75%, 3/9/2017 (a)	150,000	155,493
Nordic Investment Bank 2.50%, 7/15/2015	350,000	361,425
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	206,037
PNC Bank NA 1.30%, 10/3/2016	250,000	251,245
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	168,387
5.25%, 11/15/2015	350,000	376,595
Regions Financial Corp. 2.00%, 5/15/2018	100,000	97,180
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	100,015
1.20%, 9/19/2018 (a)	100,000	99,090
1.45%, 9/9/2016	200,000	202,031
2.20%, 7/27/2018	100,000	100,269
2.30%, 7/20/2016	305,000	314,846
Sumitomo Mitsui Banking Corp. 3.95%, 7/19/2023	250,000	246,918
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,045
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	178,694
7.25%, 3/15/2018	60,000	70,683
Svenska Handelsbanken AB 2.50%, 1/25/2019	250,000	251,332
The Korea Development Bank 3.50%, 8/22/2017	250,000	260,260
The Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	97,572
1.50%, 9/9/2016	100,000	101,281
2.38%, 10/19/2016	100,000	103,742

See accompanying notes to financial statements.

162

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Union Bank NA:
2.63%, 9/26/2018	$250,000	$253,760
5.95%, 5/11/2016	100,000	110,737
US Bancorp 2.45%, 7/27/2015	100,000	102,913
Wachovia Bank NA 5.85%, 2/1/2037	200,000	226,208
Wachovia Corp.:
5.63%, 10/15/2016	200,000	223,229
5.75%, 2/1/2018	125,000	143,885
Wells Fargo & Co.:
1.25%, 2/13/2015	750,000	755,200
3.45%, 2/13/2023	100,000	93,951
3.50%, 3/8/2022	500,000	500,437
4.13%, 8/15/2023	100,000	98,187
Wells Fargo Capital X 5.95%, 12/1/2086	100,000	97,750
Westpac Banking Corp.:
3.00%, 12/9/2015	350,000	365,227
4.88%, 11/19/2019	300,000	332,894

		27,062,596

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc. 5.25%, 1/15/2037	100,000	106,000
Republic Services, Inc.:
4.75%, 5/15/2023 (a)	250,000	261,396
5.00%, 3/1/2020	100,000	109,955
The Western Union Co.:
2.88%, 12/10/2017	100,000	101,069
5.93%, 10/1/2016	100,000	110,163
Total System Services, Inc. 2.38%, 6/1/2018	140,000	137,042
Waste Management, Inc. 7.38%, 3/11/2019	100,000	121,495

		947,120

COMMUNICATIONS EQUIPMENT — 0.0% (b)
Cisco Systems, Inc. 4.45%, 1/15/2020	200,000	218,132
Juniper Networks, Inc. 5.95%, 3/15/2041	20,000	19,744

		237,876

COMPUTERS & PERIPHERALS — 0.2%
Apple, Inc.:
0.45%, 5/3/2016	200,000	198,770
1.00%, 5/3/2018	150,000	144,599
2.40%, 5/3/2023	125,000	112,014
3.85%, 5/4/2043	125,000	103,903
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	28,254
3.50%, 4/15/2023	50,000	45,322
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	364,664
4.05%, 9/15/2022 (a)	250,000	247,148
4.30%, 6/1/2021 (a)	100,000	100,901
Seagate HDD Cayman 3.75%, 11/15/2018 (c)	100,000	101,000

		1,446,575

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	150,000	142,137
Fluor Corp. 3.38%, 9/15/2021	80,000	78,757
URS Corp. 5.50%, 4/1/2022 (a)(c)	100,000	98,500

		319,394

CONSUMER FINANCE — 0.1%
Caterpillar Financial Services Corp.:
2.05%, 8/1/2016 (a)	300,000	307,659
7.15%, 2/15/2019	170,000	207,524
John Deere Capital Corp. 2.25%, 6/7/2016	200,000	207,143

		722,326

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	100,863

DIVERSIFIED CONSUMER SERVICES — 0.1%
Cornell University 5.45%, 2/1/2019	150,000	171,863
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	113,115
Stanford University 4.75%, 5/1/2019	110,000	122,937

		407,915

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Air Lease Corp. 3.38%, 1/15/2019	50,000	49,651
American Express Co.:
1.55%, 5/22/2018	250,000	242,845
2.65%, 12/2/2022	86,000	79,643
8.13%, 5/20/2019	75,000	95,103
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	74,958
2.38%, 3/24/2017	500,000	513,140
Ameriprise Financial, Inc. 5.65%, 11/15/2015	50,000	54,315
Bank of America Corp.:
1.35%, 11/21/2016	150,000	149,722
2.00%, 1/11/2018	100,000	99,394
2.60%, 1/15/2019	114,000	114,334
3.30%, 1/11/2023	150,000	141,485
4.50%, 4/1/2015	1,000,000	1,043,793
5.00%, 5/13/2021 (a)	500,000	544,680
5.65%, 5/1/2018	150,000	170,026
Bank of America NA 5.30%, 3/15/2017	385,000	424,402
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	248,477
8.80%, 7/15/2019	100,000	126,545
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	100,270
3.38%, 3/1/2023	100,000	95,186

See accompanying notes to financial statements.

163

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.88%, 10/25/2023	$200,000	$195,954
4.45%, 1/10/2017	750,000	811,999
4.50%, 1/14/2022 (a)	250,000	262,776
4.95%, 11/7/2043	150,000	147,786
5.38%, 8/9/2020	100,000	113,127
5.50%, 2/15/2017	150,000	165,151
5.88%, 1/30/2042 (a)	150,000	167,346
6.00%, 10/31/2033	100,000	105,413
6.01%, 1/15/2015	150,000	157,803
6.13%, 5/15/2018 (a)	150,000	173,814
6.63%, 6/15/2032	100,000	112,366
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018	100,000	100,914
5.88%, 8/2/2021	500,000	565,793
7.00%, 4/15/2015	650,000	699,493
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	100,368
1.63%, 4/2/2018 (a)	250,000	247,326
2.25%, 11/9/2015	200,000	206,020
2.90%, 1/9/2017	500,000	521,094
3.10%, 1/9/2023 (a)	100,000	94,789
3.15%, 9/7/2022	200,000	192,650
4.63%, 1/7/2021 (a)	100,000	108,845
5.30%, 2/11/2021	100,000	111,861
5.63%, 5/1/2018	585,000	671,599
6.75%, 3/15/2032	340,000	420,049
6.88%, 1/10/2039	300,000	382,558
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	93,945
HSBC Finance Corp. 5.00%, 6/30/2015	50,000	52,783
John Deere Capital Corp. 1.95%, 12/13/2018	150,000	149,313
JPMorgan Chase & Co.:
3.15%, 7/5/2016	150,000	157,154
3.20%, 1/25/2023 (a)	100,000	94,863
3.25%, 9/23/2022	250,000	238,832
3.45%, 3/1/2016	500,000	524,362
3.70%, 1/20/2015 (a)	600,000	618,294
4.25%, 10/15/2020	750,000	794,996
6.00%, 1/15/2018	150,000	171,989
6.40%, 5/15/2038	355,000	424,781
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	463,427
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016 (a)	200,000	219,839
6.11%, 1/29/2037	350,000	375,513
6.88%, 4/25/2018	330,000	389,637
Moody’s Corp. 4.50%, 9/1/2022	100,000	99,589
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	281,381
Nomura Holdings, Inc.:
4.13%, 1/19/2016	300,000	314,807
5.00%, 3/4/2015	70,000	73,063
6.70%, 3/4/2020 (a)	21,000	23,819
ORIX Corp. 5.00%, 1/12/2016 (a)	100,000	106,630
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,302
2.45%, 7/15/2024	200,000	178,910
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	106,134
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	640,492
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	215,291
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	245,578
1.38%, 1/10/2018 (a)	150,000	147,319
2.63%, 1/10/2023	100,000	92,491
3.30%, 1/12/2022	150,000	149,400
UBS AG of Stamford, CT:
4.88%, 8/4/2020	100,000	111,091
5.75%, 4/25/2018	122,000	139,805
5.88%, 12/20/2017	146,000	167,258

		19,294,951

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.:
2.40%, 8/15/2016	150,000	154,767
2.95%, 5/15/2016	200,000	208,948
4.30%, 12/15/2042	200,000	170,887
4.35%, 6/15/2045	158,000	134,314
5.63%, 6/15/2016	200,000	220,757
6.50%, 9/1/2037	180,000	202,467
British Telecommunications PLC 9.63%, 12/15/2030	250,000	375,651
Telefonica Emisiones SAU 5.46%, 2/16/2021	350,000	370,811
Verizon Communications, Inc.:
2.00%, 11/1/2016	500,000	510,886
2.50%, 9/15/2016	130,000	134,606
3.65%, 9/14/2018	250,000	264,983
4.50%, 9/15/2020	229,000	244,153
6.40%, 9/15/2033	273,000	313,220
6.40%, 2/15/2038	300,000	340,353
6.55%, 9/15/2043	600,000	701,893
7.75%, 12/1/2030	400,000	514,041
8.75%, 11/1/2018	130,000	166,169

		5,028,906

ELECTRIC UTILITIES — 1.5%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	115,021
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	78,323
7.00%, 4/1/2038	26,000	31,321
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	108,007
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	90,403
Commonwealth Edison Co. 4.70%, 4/15/2015	125,000	131,261

See accompanying notes to financial statements.

164

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	$100,000	$113,938
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	91,267
4.45%, 6/15/2020 (a)	100,000	108,103
5.50%, 12/1/2039	125,000	138,570
Consumers Energy Co.:
3.95%, 5/15/2043 (a)	100,000	88,996
5.65%, 9/15/2018 (a)	100,000	115,640
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	98,216
Dominion Gas Holdings LLC 1.05%, 11/1/2016 (c)	100,000	99,678
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	250,000	234,733
7.00%, 11/15/2018	220,000	267,306
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	108,531
Edison International 3.75%, 9/15/2017	50,000	52,582
Entergy Corp. 4.70%, 1/15/2017	250,000	266,467
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,649
Exelon Generation Co. LLC 4.00%, 10/1/2020	500,000	495,391
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	22,792
5.63%, 4/1/2034	15,000	16,934
5.69%, 3/1/2040	65,000	73,084
Georgia Power Co. 4.75%, 9/1/2040	100,000	96,109
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	52,679
Hydro Quebec:
2.00%, 6/30/2016	350,000	359,755
8.05%, 7/7/2024	15,000	19,858
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	93,320
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	271,954
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	101,451
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	100,738
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	59,221
Nevada Power Co.:
5.45%, 5/15/2041	60,000	65,221
6.75%, 7/1/2037	15,000	18,615
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,199
2.60%, 9/1/2015	100,000	102,226
4.50%, 6/1/2021	200,000	206,913
Nisource Finance Corp.:
4.80%, 2/15/2044	150,000	136,233
6.40%, 3/15/2018	100,000	115,137
Northern States Power Co.:
1.95%, 8/15/2015	100,000	101,862
4.85%, 8/15/2040	100,000	102,302
6.25%, 6/1/2036	150,000	179,755
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042 (a)	30,000	31,365
6.80%, 9/1/2018	100,000	117,438
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	189,995
4.50%, 12/15/2041	25,000	23,695
6.05%, 3/1/2034	150,000	172,860
PacifiCorp:
3.85%, 6/15/2021	250,000	259,738
4.10%, 2/1/2042 (a)	50,000	45,418
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	91,820
5.20%, 7/15/2041	50,000	53,438
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	648,258
PSEG Power LLC 5.13%, 4/15/2020	80,000	87,716
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	105,234
Public Service Electric & Gas Co.:
2.38%, 5/15/2023	150,000	134,852
3.95%, 5/1/2042	25,000	22,297
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	119,377
San Diego Gas & Electric Co.:
4.30%, 4/1/2042	250,000	238,455
6.13%, 9/15/2037	115,000	137,418
Scottish Power, Ltd. 5.38%, 3/15/2015	100,000	104,689
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	108,186
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	70,000	73,535
5.50%, 3/15/2040	600,000	665,485
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019 (a)	100,000	116,084
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	92,176
6.10%, 5/15/2018	50,000	58,067
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	119,878
The Southern Co. 1.95%, 9/1/2016	350,000	354,139
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	93,184
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	91,383
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	148,623
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	243,963

See accompanying notes to financial statements.

165

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin Power & Light Co. 6.38%, 8/15/2037	$100,000	$120,251

		10,078,778

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	269,227
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	93,535
4.88%, 10/15/2019	100,000	111,935
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	284,022
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	97,434

		856,153

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,768
Avnet, Inc. 4.88%, 12/1/2022	100,000	100,844
Corning, Inc. 1.45%, 11/15/2017 (a)	100,000	97,858
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	98,639

		373,109

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 4.50%, 6/1/2021	100,000	105,097
Halliburton Co.:
6.15%, 9/15/2019	200,000	237,557
7.45%, 9/15/2039	100,000	133,339
Nabors Industries, Inc. 4.63%, 9/15/2021 (a)	150,000	150,356
National Oilwell Varco, Inc. 3.95%, 12/1/2042	100,000	87,509
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	258,281
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	20,908

		993,047

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	196,088
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	397,006
6.25%, 6/1/2027	150,000	175,272
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	91,349
The Kroger Co.:
5.40%, 7/15/2040	250,000	250,140
6.15%, 1/15/2020	100,000	114,269
6.90%, 4/15/2038	26,000	30,665
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	100,000	97,403
2.80%, 4/15/2016	650,000	676,470
4.00%, 4/11/2043	100,000	89,073
5.00%, 10/25/2040	100,000	103,827
5.88%, 4/5/2027	200,000	238,126
6.50%, 8/15/2037	250,000	309,821
Walgreen Co.:
4.40%, 9/15/2042	100,000	89,560
5.25%, 1/15/2019	100,000	112,752

		2,971,821

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	253,596
Campbell Soup Co. 3.80%, 8/2/2042 (a)	100,000	77,480
ConAgra Foods, Inc. 3.20%, 1/25/2023	100,000	92,829
Delhaize Group SA 5.70%, 10/1/2040	15,000	14,145
General Mills, Inc. 5.70%, 2/15/2017	305,000	344,048
Kellogg Co.:
2.75%, 3/1/2023 (a)	100,000	90,432
3.13%, 5/17/2022	100,000	94,798
3.25%, 5/21/2018	65,000	68,012
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	305,795
6.13%, 8/23/2018	100,000	116,334
6.88%, 1/26/2039	100,000	123,381
Kraft Foods, Inc. 6.50%, 2/9/2040	200,000	238,649
McCormick & Co., Inc. 3.50%, 9/1/2023	71,000	69,811
Mondelez International, Inc. 5.38%, 2/10/2020	150,000	169,234
The Hershey Co. 2.63%, 5/1/2023	100,000	91,898
Unilever Capital Corp.:
0.45%, 7/30/2015 (a)	100,000	99,708
0.85%, 8/2/2017 (a)	100,000	97,609
4.25%, 2/10/2021 (a)	250,000	268,091

		2,615,850

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	107,421
National Grid PLC 6.30%, 8/1/2016	100,000	112,346

		219,767

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	182,242
6.25%, 12/1/2037	155,000	185,616
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	115,221
6.40%, 6/15/2016	100,000	112,504
CareFusion Corp. 3.30%, 3/1/2023 (c)	50,000	45,506
Covidien International Finance SA:
2.80%, 6/15/2015	100,000	102,880
2.95%, 6/15/2023	100,000	92,492

See accompanying notes to financial statements.

166

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CR Bard, Inc. 1.38%, 1/15/2018	$100,000	$97,253
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	104,081
3.13%, 3/15/2022 (a)	300,000	291,877
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	139,927
Stryker Corp.:
1.30%, 4/1/2018	100,000	97,410
4.10%, 4/1/2043 (a)	100,000	89,200

		1,656,209

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
3.95%, 9/1/2020	150,000	157,094
4.50%, 5/15/2042 (a)	150,000	139,936
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	55,888
CIGNA Corp.:
2.75%, 11/15/2016	150,000	156,044
4.00%, 2/15/2022 (a)	50,000	51,017
5.38%, 2/15/2042 (a)	70,000	73,410
Express Scripts Holding Co. 3.90%, 2/15/2022	250,000	249,868
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	48,844
Humana, Inc. 4.63%, 12/1/2042	100,000	90,198
Laboratory Corp. of America Holdings 2.20%, 8/23/2017 (a)	200,000	199,526
McKesson Corp. 4.75%, 3/1/2021	100,000	106,506
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	109,931
UnitedHealth Group, Inc.:
4.63%, 11/15/2041	250,000	238,029
5.95%, 2/15/2041	20,000	22,792
6.00%, 2/15/2018	200,000	231,518
6.88%, 2/15/2038	56,000	70,195
WellPoint, Inc.:
3.30%, 1/15/2023	50,000	46,798
3.70%, 8/15/2021	100,000	99,621
4.63%, 5/15/2042	100,000	92,268
4.65%, 1/15/2043	100,000	92,566
5.88%, 6/15/2017	100,000	113,026
5.95%, 12/15/2034	68,000	74,499

		2,519,574

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 3.95%, 10/15/2020	67,000	66,650
Darden Restaurants, Inc. 3.35%, 11/1/2022	100,000	85,698
Marriott International, Inc. 3.38%, 10/15/2020	125,000	123,700
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	239,450
6.30%, 10/15/2037	100,000	123,657
Starbucks Corp. 0.88%, 12/5/2016	71,000	70,590
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	71,769
Wyndham Worldwide Corp. 2.95%, 3/1/2017 (a)	200,000	202,795
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	244,881

		1,229,190

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	105,478

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
1.30%, 1/15/2017 (a)	100,000	99,032
1.95%, 2/1/2023	100,000	87,261
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	93,210
5.30%, 3/1/2041	45,000	48,422
6.63%, 8/1/2037	100,000	124,841
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	358,032
5.55%, 3/5/2037	100,000	113,513

		924,311

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,225
Crane Co. 4.45%, 12/15/2023	50,000	50,090
General Electric Co.:
0.85%, 10/9/2015	75,000	75,415
5.25%, 12/6/2017	300,000	339,862
Koninklijke Philips Electronics NV 3.75%, 3/15/2022	100,000	99,946
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	103,722

		721,260

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	91,471
5.70%, 2/15/2017	100,000	111,665
Aflac, Inc. 3.45%, 8/15/2015	100,000	104,368
American International Group, Inc.:
5.45%, 5/18/2017	490,000	546,894
6.25%, 3/15/2087	100,000	99,750
8.18%, 5/15/2068 (d)	106,000	127,200
8.25%, 8/15/2018	250,000	312,523
AON Corp. 3.13%, 5/27/2016	100,000	104,028
Aon PLC 4.00%, 11/27/2023	100,000	97,778
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	50,376
Assurant, Inc. 4.00%, 3/15/2023	100,000	95,481
AXA SA 8.60%, 12/15/2030	100,000	123,250

See accompanying notes to financial statements.

167

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	$100,000	$99,396
4.30%, 5/15/2043	50,000	44,668
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	506,939
3.00%, 2/11/2023	50,000	47,101
3.75%, 8/15/2021 (a)	100,000	101,609
CNA Financial Corp. 7.35%, 11/15/2019	100,000	120,934
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	118,632
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	103,726
6.63%, 3/30/2040	100,000	120,014
ING US, Inc. 2.90%, 2/15/2018	100,000	101,998
Lincoln National Corp.:
4.00%, 9/1/2023	100,000	98,363
6.30%, 10/9/2037	100,000	114,665
Markel Corp. 3.63%, 3/30/2023	100,000	93,384
MetLife, Inc.:
5.70%, 6/15/2035	305,000	333,070
6.75%, 6/1/2016	500,000	567,367
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067	100,000	98,000
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	147,579
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	139,580
4.50%, 11/16/2021 (a)	600,000	638,536
5.63%, 6/15/2043 (d)	57,000	56,002
5.80%, 11/16/2041	50,000	54,811
The Allstate Corp. 5.95%, 4/1/2036	165,000	187,190
The Chubb Corp.:
5.75%, 5/15/2018	100,000	114,549
6.00%, 5/11/2037	100,000	115,261
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	104,844
5.75%, 12/15/2017	250,000	284,585
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	106,617
WR Berkley Corp. 4.63%, 3/15/2022 (a)	100,000	101,137
XLIT, Ltd. 5.75%, 10/1/2021	100,000	112,569

		6,697,910

INTERNET SOFTWARE & SERVICES — 0.0% (b)
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	122,609
eBay, Inc. 0.70%, 7/15/2015 (a)	38,000	38,101
Google, Inc. 2.13%, 5/19/2016	100,000	103,324

		264,034

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	104,111
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	500,624
4.00%, 6/20/2042 (a)	100,000	88,418
5.70%, 9/14/2017	210,000	240,604
5.88%, 11/29/2032	165,000	192,618
7.00%, 10/30/2025	100,000	125,811

		1,252,186

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016	100,000	103,141

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	359,771
3.15%, 1/15/2023	100,000	93,192

		452,963

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022 (a)	125,000	116,302
3.80%, 8/15/2042	100,000	84,627
6.05%, 8/15/2036	165,000	189,629
Cummins, Inc. 4.88%, 10/1/2043	100,000	100,446
Danaher Corp. 2.30%, 6/23/2016	100,000	102,466
Deere & Co. 3.90%, 6/9/2042	150,000	131,526
Eaton Corp. 4.15%, 11/2/2042	100,000	89,246
Flowserve Corp. 4.00%, 11/15/2023	43,000	41,776
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	85,544
4.88%, 9/15/2041	100,000	99,682
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	117,370
Snap-On, Inc. 4.25%, 1/15/2018	100,000	107,488
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	58,744
Xylem, Inc. 3.55%, 9/20/2016	150,000	158,715

		1,483,561

MEDIA — 1.0%
21st Century Fox America, Inc. 4.50%, 2/15/2021	250,000	266,326
CBS Corp. 8.88%, 5/15/2019	200,000	253,591
Comcast Corp.:
4.25%, 1/15/2033	100,000	92,645
5.15%, 3/1/2020 (a)	250,000	276,970
5.85%, 11/15/2015	97,000	106,015
5.88%, 2/15/2018	90,000	103,856

See accompanying notes to financial statements.

168

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.40%, 5/15/2038	$310,000	$358,876
6.50%, 1/15/2017	80,000	91,870
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	560,218
6.38%, 3/1/2041	150,000	155,510
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	103,654
6.35%, 6/1/2040	250,000	277,692
International Game Technology 5.35%, 10/15/2023	100,000	102,614
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	103,898
3.65%, 4/30/2015 (a)	75,000	77,990
5.15%, 4/30/2020	335,000	373,022
News America, Inc. 6.15%, 3/1/2037	240,000	262,075
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	299,028
The Walt Disney Co.:
2.75%, 8/16/2021	100,000	95,618
3.75%, 6/1/2021 (a)	100,000	102,228
4.38%, 8/16/2041	100,000	94,321
Thomson Reuters Corp.:
0.88%, 5/23/2016	100,000	99,198
4.70%, 10/15/2019	100,000	107,932
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	100,000	92,145
5.50%, 9/1/2041	250,000	207,394
5.85%, 5/1/2017	230,000	251,111
6.55%, 5/1/2037	350,000	322,731
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	652,358
4.90%, 6/15/2042 (a)	100,000	94,916
7.70%, 5/1/2032	240,000	306,146
Viacom, Inc.:
3.50%, 4/1/2017	100,000	105,869
3.88%, 12/15/2021 (a)	350,000	346,870

		6,744,687

METALS & MINING — 0.6%
Alcoa, Inc.:
5.40%, 4/15/2021	150,000	153,550
6.50%, 6/15/2018	100,000	111,239
6.75%, 1/15/2028	100,000	104,081
Allegheny Technologies, Inc. 5.88%, 8/15/2023	100,000	100,483
Barrick Gold Corp. 4.10%, 5/1/2023	100,000	90,307
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	86,450
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	101,524
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	250,000	238,878
6.50%, 4/1/2019	100,000	119,900
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	194,838
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	250,000	251,063
2.38%, 3/15/2018	100,000	99,948
3.88%, 3/15/2023	100,000	94,336
5.45%, 3/15/2043	100,000	95,585
Newmont Mining Corp. 6.25%, 10/1/2039 (a)	100,000	87,396
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	283,249
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022	250,000	244,093
4.75%, 3/22/2042	250,000	241,907
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	305,944
3.75%, 9/20/2021	100,000	99,948
Teck Resources, Ltd.:
2.50%, 2/1/2018 (a)	100,000	100,628
3.75%, 2/1/2023	100,000	93,129
6.25%, 7/15/2041	200,000	198,811
Vale Overseas, Ltd.:
6.88%, 11/21/2036	330,000	342,766
6.88%, 11/10/2039	15,000	15,610

		3,855,663

MULTI-NATIONAL — 0.2%
African Development Bank 0.75%, 10/18/2016	150,000	149,822
European Bank for Reconstruction & Development 1.63%, 4/10/2018	150,000	150,461
European Investment Bank:
0.50%, 8/15/2016 (a)	350,000	347,896
1.00%, 6/15/2018	250,000	242,453
1.75%, 3/15/2017	100,000	102,229
FMS Wertmanagement AoeR 1.00%, 11/21/2017	300,000	296,405
International Bank for Reconstruction & Development 2.13%, 11/1/2020	200,000	194,994

		1,484,260

MULTI-UTILITIES — 0.2%
American Water Capital Corp. 4.30%, 12/1/2042	100,000	90,906
Black Hills Corp. 4.25%, 11/30/2023	100,000	99,537
Dominion Resources, Inc.:
4.90%, 8/1/2041 (a)	250,000	240,358
6.40%, 6/15/2018	250,000	292,502
DTE Energy Co. 6.38%, 4/15/2033	150,000	171,570
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	289,668
Sempra Energy 2.30%, 4/1/2017	150,000	152,271

		1,336,812

See accompanying notes to financial statements.

169

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	$114,000	$103,399
4.38%, 9/1/2023	90,000	90,829
6.70%, 7/15/2034	50,000	56,689
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	102,643
Target Corp.:
2.90%, 1/15/2022	250,000	239,445
4.00%, 7/1/2042	200,000	172,626
5.88%, 7/15/2016	100,000	112,822

		878,453

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 2.95%, 3/15/2017	300,000	311,287

OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	423,741
6.45%, 9/15/2036	100,000	112,844
Apache Corp.:
5.10%, 9/1/2040	100,000	100,921
5.63%, 1/15/2017 (a)	250,000	279,274
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	150,000	148,921
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	97,249
2.24%, 9/26/2018	100,000	100,237
3.56%, 11/1/2021	100,000	100,499
4.74%, 3/11/2021 (a)	200,000	217,830
Buckeye Partners LP 2.65%, 11/15/2018	100,000	98,656
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	117,797
6.50%, 2/15/2037	250,000	286,203
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	89,698
6.75%, 11/15/2039	100,000	118,759
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	114,597
Chevron Corp. 1.10%, 12/5/2017	100,000	97,678
Conoco, Inc. 6.95%, 4/15/2029	100,000	125,896
ConocoPhillips 5.90%, 10/15/2032	250,000	281,252
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	651,781
DCP Midstream Operating LP 3.88%, 3/15/2023 (a)	50,000	46,141
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	115,996
7.95%, 4/15/2032	200,000	261,117
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	118,092
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	194,574
Encana Corp. 5.90%, 12/1/2017	100,000	113,457
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	268,657
6.70%, 7/1/2018	100,000	115,980
Ensco PLC 4.70%, 3/15/2021	100,000	105,898
Enterprise Products Operating LLC:
3.20%, 2/1/2016	150,000	156,895
4.85%, 8/15/2042	250,000	235,171
5.20%, 9/1/2020 (a)	200,000	222,095
6.30%, 9/15/2017	50,000	57,761
EOG Resources, Inc.:
4.10%, 2/1/2021	100,000	104,454
5.63%, 6/1/2019	129,000	149,034
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	98,793
Hess Corp. 5.60%, 2/15/2041	350,000	364,694
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	250,741
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	487,527
5.63%, 9/1/2041	50,000	49,851
5.80%, 3/15/2035	175,000	178,513
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	116,269
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	57,981
6.50%, 3/1/2041	49,000	55,615
Nexen, Inc. 5.88%, 3/10/2035	100,000	107,315
Noble Energy, Inc. 5.25%, 11/15/2043	100,000	99,757
Noble Holding International, Ltd.:
3.05%, 3/1/2016 (a)	100,000	103,583
3.95%, 3/15/2022	100,000	98,090
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	393,093
2.50%, 2/1/2016 (a)	100,000	103,683
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	127,976
6.13%, 2/1/2041	100,000	106,407
ONEOK, Inc. 4.25%, 2/1/2022 (a)	250,000	236,102
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	111,760
6.63%, 6/15/2035	215,000	225,750
Petro-Canada 5.95%, 5/15/2035	100,000	109,659
Petrobras Global Finance BV:
4.38%, 5/20/2023 (a)	150,000	133,813
5.63%, 5/20/2043	83,000	67,401
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	605,119
3.88%, 1/27/2016	100,000	103,033
5.75%, 1/20/2020 (a)	105,000	108,473
6.75%, 1/27/2041	100,000	93,253
6.88%, 1/20/2040	105,000	99,524

See accompanying notes to financial statements.

170

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Petroleos Mexicanos:
3.50%, 7/18/2018 (a)	$100,000	$102,750
4.88%, 1/24/2022	500,000	514,500
4.88%, 1/18/2024	150,000	149,625
5.50%, 6/27/2044 (a)	125,000	115,312
6.50%, 6/2/2041 (e)	150,000	156,750
Phillips 66 5.88%, 5/1/2042	250,000	271,103
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	119,338
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	90,763
4.30%, 1/31/2043	100,000	86,469
6.50%, 5/1/2018 (a)	100,000	116,830
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	92,423
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	41,561
Shell International Finance BV:
1.13%, 8/21/2017	100,000	98,895
3.10%, 6/28/2015	300,000	311,414
3.25%, 9/22/2015 (a)	54,000	56,513
4.55%, 8/12/2043	100,000	97,208
6.38%, 12/15/2038	220,000	269,501
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	648,526
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	121,285
Statoil ASA:
2.90%, 11/8/2020	120,000	118,981
3.13%, 8/17/2017	100,000	105,253
3.15%, 1/23/2022	50,000	49,100
4.25%, 11/23/2041	50,000	46,186
5.10%, 8/17/2040	225,000	233,492
Suncor Energy, Inc. 6.10%, 6/1/2018 (a)	200,000	231,215
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	146,282
Total Capital International SA:
1.00%, 8/12/2016	250,000	250,543
2.88%, 2/17/2022	350,000	334,223
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022 (a)	100,000	91,540
6.10%, 6/1/2040	100,000	114,009
6.50%, 8/15/2018	250,000	294,731
TransCanada Pipelines, Ltd. 7.63%, 1/15/2039	100,000	132,948
Transocean, Inc.:
6.00%, 3/15/2018 (a)	55,000	61,731
6.80%, 3/15/2038	250,000	278,225
Valero Energy Corp.:
6.13%, 2/1/2020	65,000	74,056
6.63%, 6/15/2037	100,000	114,062
Western Gas Partners LP 2.60%, 8/15/2018	100,000	99,404
Williams Cos., Inc. 8.75%, 3/15/2032	125,000	148,079
Williams Partners LP:
3.35%, 8/15/2022	100,000	92,822
4.00%, 11/15/2021 (a)	50,000	49,475
5.25%, 3/15/2020	110,000	119,962
6.30%, 4/15/2040	35,000	37,760

		17,207,775

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	95,562
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	229,652
International Paper Co.:
6.00%, 11/15/2041	20,000	21,717
7.50%, 8/15/2021	250,000	307,775
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	89,906

		744,612

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	81,689

PHARMACEUTICALS — 0.9%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	110,789
6.00%, 4/1/2039	125,000	146,891
AbbVie, Inc.:
1.75%, 11/6/2017	250,000	250,483
2.90%, 11/6/2022	100,000	93,452
4.40%, 11/6/2042	250,000	232,766
Allergan, Inc. 2.80%, 3/15/2023	100,000	92,606
AstraZeneca PLC:
5.90%, 9/15/2017 (a)	150,000	171,437
6.45%, 9/15/2037	75,000	89,460
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	295,392
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	252,175
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	206,445
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	200,000	200,079
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	172,349
6.38%, 5/15/2038	355,000	432,127
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,463
3.55%, 5/15/2021 (a)	250,000	259,579
4.85%, 5/15/2041	100,000	104,732
McKesson Corp. 2.85%, 3/15/2023	100,000	90,440
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	103,659
Merck & Co, Inc.:
2.80%, 5/18/2023	150,000	138,734
4.15%, 5/18/2043	100,000	91,345
6.55%, 9/15/2037	200,000	247,711
Mylan Inc/PA 2.55%, 3/28/2019	56,000	55,409

See accompanying notes to financial statements.

171

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	$300,000	$337,726
Pfizer, Inc.:
5.35%, 3/15/2015	200,000	211,453
6.20%, 3/15/2019	135,000	160,047
Sanofi:
2.63%, 3/29/2016	100,000	103,788
4.00%, 3/29/2021	125,000	130,534
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	351,568
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	195,218
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	142,286
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	200,000	187,077
Wyeth 5.95%, 4/1/2037	240,000	280,413
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	68,056
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	39,293
4.70%, 2/1/2043	60,000	56,443

		6,205,425

REAL ESTATE INVESTMENT TRUSTS — 0.6%
BioMed Realty LP 3.85%, 4/15/2016	25,000	26,106
Boston Properties LP:
4.13%, 5/15/2021	200,000	203,402
5.63%, 11/15/2020	50,000	56,415
Camden Property Trust 4.88%, 6/15/2023	250,000	260,334
DDR Corp. 3.38%, 5/15/2023	100,000	91,276
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	90,829
Duke Realty LP 6.75%, 3/15/2020	25,000	28,453
ERP Operating LP:
5.13%, 3/15/2016	250,000	270,631
5.75%, 6/15/2017 (a)	100,000	111,689
HCP, Inc. 5.38%, 2/1/2021	100,000	108,488
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	527,917
5.25%, 1/15/2022	100,000	106,208
6.20%, 6/1/2016	150,000	166,193
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	50,303
Kilroy Realty LP 3.80%, 1/15/2023 (a)	100,000	93,522
Liberty Property LP:
3.38%, 6/15/2023	50,000	45,499
4.40%, 2/15/2024	63,000	61,554
National Retail Properties, Inc. 3.30%, 4/15/2023 (a)	50,000	45,210
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	23,289
ProLogis LP:
2.75%, 2/15/2019	86,000	85,804
3.35%, 2/1/2021	100,000	97,424
4.50%, 8/15/2017	20,000	21,292
Realty Income Corp. 5.88%, 3/15/2035	50,000	52,033
Simon Property Group LP:
2.15%, 9/15/2017 (a)	500,000	505,922
4.20%, 2/1/2015 (a)	300,000	308,543
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	98,292
2.70%, 4/1/2020	100,000	95,607
Vornado Realty LP 4.25%, 4/1/2015	100,000	103,169
Weyerhaeuser Co. 4.63%, 9/15/2023	200,000	203,399

		3,938,803

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	346,548
4.38%, 9/1/2042	100,000	89,828
4.95%, 9/15/2041	100,000	98,148
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	89,772
2.85%, 12/15/2021	100,000	95,808
Canadian Pacific Railway Co. 9.45%, 8/1/2021	100,000	132,202
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	103,357
CSX Corp.:
6.15%, 5/1/2037	165,000	186,133
6.25%, 4/1/2015	250,000	266,955
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	32,400
4.84%, 10/1/2041	100,000	96,459
7.70%, 5/15/2017	230,000	274,302
Ryder System, Inc. 2.50%, 3/1/2018	100,000	99,576
Union Pacific Corp.:
3.65%, 2/15/2024 (c)	92,000	89,180
4.82%, 2/1/2044 (c)	205,000	200,070
United Parcel Service, Inc. 1.13%, 10/1/2017	50,000	49,431

		2,250,169

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Altera Corp. 2.50%, 11/15/2018	100,000	98,920
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	103,541
Broadcom Corp. 2.50%, 8/15/2022	100,000	90,467
Intel Corp.:
1.35%, 12/15/2017	150,000	148,467
4.25%, 12/15/2042 (a)	150,000	131,929
4.80%, 10/1/2041	185,000	176,905

See accompanying notes to financial statements.

172

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Texas Instruments, Inc.:
0.45%, 8/3/2015	$100,000	$99,817
2.38%, 5/16/2016	100,000	103,684

		953,730

SOFTWARE — 0.3%
CA, Inc. 4.50%, 8/15/2023	150,000	148,755
Microsoft Corp.:
2.38%, 5/1/2023 (a)	100,000	90,307
3.00%, 10/1/2020	400,000	405,936
3.50%, 11/15/2042	100,000	81,198
3.63%, 12/15/2023	100,000	100,145
Oracle Corp.:
1.20%, 10/15/2017	125,000	123,224
2.50%, 10/15/2022	100,000	91,013
5.75%, 4/15/2018	200,000	231,228
6.13%, 7/8/2039	350,000	409,459

		1,681,265

SPECIALTY RETAIL — 0.2%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	90,830
Dollar General Corp. 1.88%, 4/15/2018	100,000	98,121
Kohl’s Corp. 3.25%, 2/1/2023 (a)	100,000	91,413
Lowe’s Cos., Inc.:
2.13%, 4/15/2016 (a)	100,000	103,078
5.50%, 10/15/2035	250,000	266,601
The Gap, Inc. 5.95%, 4/12/2021	100,000	110,495
The Home Depot, Inc.:
4.88%, 2/15/2044	100,000	100,453
5.40%, 3/1/2016	255,000	280,633
5.95%, 4/1/2041	250,000	289,049
TJX Cos., Inc. 2.50%, 5/15/2023	100,000	90,514

		1,521,187

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
NIKE, Inc. 2.25%, 5/1/2023	50,000	45,032

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	539,286
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	30,000	30,773
3.45%, 8/27/2018	100,000	101,340

		671,399

TOBACCO — 0.2%
Altria Group, Inc.:
2.95%, 5/2/2023	100,000	90,735
4.13%, 9/11/2015	250,000	263,804
4.75%, 5/5/2021	60,000	64,387
9.70%, 11/10/2018	68,000	89,396
9.95%, 11/10/2038	33,000	50,335
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,389
3.50%, 8/4/2016 (a)	45,000	47,343
Philip Morris International, Inc.:
2.90%, 11/15/2021	500,000	479,263
5.65%, 5/16/2018	150,000	172,362
Reynolds American, Inc. 4.75%, 11/1/2042	100,000	89,663

		1,447,677

TRADING COMPANIES & DISTRIBUTORS — 0.0% (b)
GATX Corp.:
2.38%, 7/30/2018	46,000	45,052
2.50%, 3/15/2019	67,000	65,912

		110,964

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Alltel Corp. 7.00%, 3/15/2016	82,000	92,098
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	512,194
5.00%, 3/30/2020	100,000	109,008
6.13%, 3/30/2040	175,000	186,390
American Tower Corp.:
5.00%, 2/15/2024	90,000	90,656
5.90%, 11/1/2021	100,000	107,732
AT&T Corp. 8.00%, 11/15/2031	16,000	21,522
AT&T, Inc.:
1.60%, 2/15/2017	100,000	100,646
4.45%, 5/15/2021	450,000	471,374
5.35%, 9/1/2040	320,000	317,916
6.55%, 2/15/2039	100,000	113,518
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	367,507
Embarq Corp. 8.00%, 6/1/2036	100,000	101,750
France Telecom SA:
2.13%, 9/16/2015	100,000	101,924
4.13%, 9/14/2021	350,000	352,693
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	95,077
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	176,996
Telefonica Emisiones SAU 4.95%, 1/15/2015 (a)	210,000	218,068
US Cellular Corp. 6.70%, 12/15/2033	200,000	189,572
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	182,803
5.63%, 2/27/2017	490,000	548,230

		4,457,674

TOTAL CORPORATE BONDS & NOTES —
(Cost $165,269,812)		166,361,188

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Brazilian Government International Bond:
4.88%, 1/22/2021 (e)	850,000	895,475
7.88%, 3/7/2015 (e)	100,000	107,500
11.00%, 8/17/2040	150,000	170,625

See accompanying notes to financial statements.

173

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Canada Government International Bond 0.88%, 2/14/2017	$250,000	$250,167
Chile Government International Bond 3.25%, 9/14/2021 (e)	100,000	99,250
China Development Bank Corp. 5.00%, 10/15/2015	100,000	106,270
Colombia Government International Bond:
2.63%, 3/15/2023	100,000	87,600
7.38%, 3/18/2019	200,000	241,000
7.38%, 9/18/2037	250,000	309,063
Export Development Canada 2.25%, 5/28/2015	200,000	205,442
Federal Republic of Brazil 8.25%, 1/20/2034 (e)	360,000	460,800
Israel Government International Bond:
4.00%, 6/30/2022	100,000	103,875
5.13%, 3/26/2019	100,000	113,875
Italy Government International Bond 5.25%, 9/20/2016	500,000	542,118
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	199,082
1.75%, 7/31/2018	200,000	198,618
3.38%, 7/31/2023	200,000	196,224
Japan Finance Corp. 2.25%, 7/13/2016	250,000	259,067
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	106,635
Mexico Government International Bond:
3.63%, 3/15/2022 (e)	934,000	926,061
4.75%, 3/8/2044	200,000	181,500
5.75%, 10/12/2049	300,000	280,500
6.75%, 9/27/2034 (e)	50,000	58,925
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	195,242
Panama Government International Bond:
5.20%, 1/30/2020 (e)	50,000	54,675
6.70%, 1/26/2036	200,000	223,500
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	363,563
5.00%, 1/13/2037	200,000	207,750
7.75%, 1/14/2031	300,000	394,500
8.38%, 6/17/2019	100,000	127,125
Poland Government International Bond:
5.00%, 3/23/2022	100,000	106,663
5.13%, 4/21/2021	450,000	488,812
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	361,956
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	207,913
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	111,807
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	310,549
2.70%, 6/16/2015	300,000	309,697
3.00%, 7/16/2018	1,000,000	1,049,342
Province of Quebec Canada 7.50%, 9/15/2029	455,000	603,115
Republic of Italy 6.88%, 9/27/2023	200,000	236,889
Republic of Peru:
7.13%, 3/30/2019	100,000	121,250
8.75%, 11/21/2033	250,000	358,125
Republic of South Africa 5.50%, 3/9/2020	100,000	106,240
South Africa Government International Bond 4.67%, 1/17/2024	250,000	239,687
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	263,400
6.75%, 4/3/2018	500,000	543,000
6.88%, 3/17/2036	300,000	294,300
7.38%, 2/5/2025	425,000	458,787
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	243,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $14,689,096)		14,081,309

U.S. GOVERNMENT AGENCY MBS TBA — 15.3%
Fannie Mae
2.50%, 15yr TBA (f)	4,500,000	4,455,000
3.00%, 15yr TBA (f)	3,550,000	3,622,664
3.00%, 30yr TBA (f)	5,000,000	4,755,469
3.50%, 15yr TBA (f)	3,750,000	3,921,680
3.50%, 30yr TBA (f)	10,500,000	10,445,859
4.00%, 15yr TBA (f)	3,000,000	3,178,125
4.00%, 30yr TBA (f)	3,500,000	3,608,828
4.50%, 30yr TBA (f)	6,000,000	6,363,750
5.00%, 30yr TBA (f)	6,000,000	6,527,813
5.50%, 30yr TBA (f)	5,000,000	5,502,344
Freddie Mac
2.50%, 15yr TBA (f)	1,800,000	1,783,406
3.00%, 15yr TBA (f)	4,000,000	4,072,500
3.50%, 30yr TBA (f)	4,750,000	4,715,117
4.00%, 30yr TBA (f)	7,500,000	7,710,937
4.50%, 2/1/2039 (f)	1,784,223	1,887,595
4.50%, 30yr TBA (f)	5,500,000	5,823,984
5.00%, 30yr TBA (f)	500,000	540,859
Ginnie Mae
3.50%, 30yr TBA (f)	5,000,000	5,043,750
4.00%, 30yr TBA (f)	7,350,000	7,642,852
4.50%, 30yr TBA (f)	7,000,000	7,470,312
5.00%, 30yr TBA (f)	1,300,000	1,416,391
6.00%, 30yr TBA (f)	1,000,000	1,122,500

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $102,376,220)		101,611,735

See accompanying notes to financial statements.

174

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Federal Farm Credit Bank 4.88%, 12/16/2015	$750,000	$815,299
Federal Home Loan Bank
0.58%, 7/29/2016	250,000	248,630
4.75%, 12/16/2016	500,000	557,433
4.88%, 5/17/2017 (a)	1,200,000	1,353,160
5.00%, 11/17/2017 (a)	300,000	342,593
5.38%, 5/18/2016	1,250,000	1,392,145
5.50%, 7/15/2036	250,000	289,678
Federal Home Loan Mortgage Corp.
0.32%, 4/29/2015	300,000	299,884
0.50%, 5/13/2016 (a)	1,000,000	998,802
0.80%, 1/13/2015	100,000	100,020
0.88%, 3/7/2018 (a)	750,000	731,182
1.00%, 2/24/2016	100,000	100,100
1.00%, 3/8/2017	1,000,000	1,001,346
1.00%, 7/28/2017 (a)	750,000	745,461
1.25%, 10/2/2019	200,000	189,806
2.25%, 1/23/2017	100,000	100,113
2.38%, 1/13/2022	2,350,000	2,245,839
2.50%, 9/1/2028	497,137	493,066
3.00%, 4/1/2043	957,374	908,949
3.00%, 4/1/2043	2,417,603	2,295,318
3.00%, 7/1/2043	985,264	935,429
3.50%, 5/1/2026	1,319,769	1,376,843
3.50%, 8/1/2043	1,977,311	1,965,026
4.00%, 11/1/2014	40,454	42,678
4.00%, 4/1/2019	52,483	55,400
4.00%, 4/1/2024	298,239	314,818
4.00%, 5/1/2025	187,495	198,044
4.00%, 6/1/2025	366,701	387,334
4.00%, 8/1/2025	100,027	105,655
4.00%, 9/1/2025	40,486	42,764
4.00%, 6/1/2026	1,097,215	1,158,210
4.38%, 7/17/2015	500,000	531,396
4.50%, 4/1/2014	10,973	11,642
4.50%, 6/1/2014	73,658	78,155
4.50%, 5/1/2019	504,221	535,001
4.50%, 9/1/2024	12,535	13,305
4.50%, 10/1/2024	394,143	418,362
4.50%, 4/1/2038	1,333,577	1,412,041
4.50%, 2/1/2039	9,415	9,975
4.50%, 6/1/2040	19,897	21,094
4.50%, 4/1/2041	20,102	21,313
4.50%, 8/1/2041	81,552	86,467
4.50%, 10/1/2043	55,019	58,327
5.00%, 2/16/2017 (a)	800,000	900,257
5.00%, 4/18/2017 (a)	723,000	816,586
5.00%, 3/1/2018	363,340	387,971
5.00%, 11/1/2035	62,727	67,823
5.00%, 12/1/2036	9,469	10,235
5.00%, 12/1/2036	9,671	10,453
5.00%, 2/1/2038	663,213	716,813
5.00%, 2/1/2038	1,596	1,725
5.00%, 3/1/2038	421,188	455,228
5.00%, 3/1/2038	444,208	480,006
5.00%, 6/1/2038	214,697	232,048
5.00%, 11/1/2038	619,230	669,275
5.00%, 11/1/2038	1,261,378	1,363,030
5.00%, 1/1/2039	253,296	273,767
5.00%, 2/1/2039	577,952	622,438
5.00%, 10/1/2039	155,908	168,508
5.50%, 6/1/2020	533,469	583,401
5.50%, 4/1/2021	45,359	49,494
5.50%, 2/1/2022	19,661	21,531
5.50%, 4/1/2022	147,271	160,695
5.50%, 11/1/2026	177,014	193,754
5.50%, 6/1/2027	49,840	54,554
5.50%, 4/1/2028	73,350	80,216
5.50%, 7/1/2028	123,444	134,860
5.50%, 7/1/2033	3,951	4,352
5.50%, 1/1/2037	520,233	568,294
5.50%, 1/1/2037	170,789	186,567
5.50%, 9/1/2037	6,997	7,643
5.50%, 11/1/2037	36,274	39,620
5.50%, 1/1/2038	356,652	389,560
5.50%, 4/1/2038	1,073,693	1,173,124
5.50%, 7/1/2038	1,544,289	1,687,300
5.50%, 7/1/2038	3,081	3,366
5.50%, 10/1/2038	24,154	26,390
5.50%, 11/1/2038	8,842	9,661
6.00%, 8/1/2031	26,476	29,707
6.00%, 3/1/2036	27,301	30,175
6.00%, 8/1/2036	285,910	316,004
6.00%, 1/1/2037	27,847	30,778
6.00%, 12/1/2037	27,996	30,940
6.00%, 10/1/2038	26,105	28,856
6.00%, 3/1/2040	26,795	29,619
6.00%, 5/1/2040	2,994,071	3,308,962
6.50%, 11/1/2037	509,111	567,689
6.50%, 2/1/2038	67,012	74,730
6.50%, 9/1/2038	890,836	993,334
6.50%, 9/1/2039	311,793	347,756
6.75%, 3/15/2031	450,000	594,340
Federal National Mortgage Association
0.50%, 5/27/2015 (a)	1,000,000	1,003,326
0.50%, 7/2/2015 (a)	500,000	501,586
0.50%, 9/28/2015 (a)	500,000	501,291
0.50%, 3/30/2016 (a)	1,000,000	1,000,126
0.52%, 5/20/2016	400,000	398,474
0.52%, 5/27/2016	100,000	99,534
0.88%, 8/28/2017 (a)	1,000,000	987,993
0.88%, 12/20/2017 (a)	250,000	245,375
0.88%, 5/21/2018	200,000	193,913
1.13%, 4/27/2017 (a)	1,000,000	1,003,496
1.63%, 11/27/2018 (a)	600,000	594,733
1.75%, 1/30/2019	100,000	98,680
2.00%, 9/21/2015	250,000	256,914
2.25%, 3/15/2016	300,000	311,306
2.38%, 4/11/2016 (a)	250,000	260,518
2.50%, 8/1/2028	971,067	962,358
3.00%, 1/1/2043	1,902,475	1,811,561
3.00%, 3/1/2043	2,167,841	2,064,246
3.00%, 5/1/2043	2,917,947	2,778,506
3.00%, 6/1/2043	1,464,603	1,394,614
3.00%, 6/1/2043	1,956,200	1,862,719

See accompanying notes to financial statements.

175

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.00%, 7/1/2043	$1,331,418	$1,267,793
3.50%, 10/1/2042	1,104,129	1,099,684
3.50%, 7/1/2043	1,955,161	1,947,273
4.00%, 12/1/2040	1,841,198	1,900,215
4.00%, 3/1/2041	2,346,951	2,422,231
4.00%, 2/1/2042	1,437,164	1,483,308
4.38%, 10/15/2015 (a)	250,000	267,835
4.50%, 4/1/2023	4,891	5,205
4.50%, 4/1/2023	927,905	987,532
4.50%, 8/1/2023	1,673	1,780
4.50%, 4/1/2039	1,797,353	1,907,233
4.50%, 10/1/2040	908,424	964,064
4.50%, 2/1/2041	1,823,137	1,934,989
5.00%, 11/1/2014	26,573	28,249
5.00%, 5/1/2015	388,844	413,376
5.00%, 10/1/2015	47,111	50,085
5.00%, 12/1/2015	422,362	449,008
5.00%, 2/1/2016	59,001	62,724
5.00%, 5/11/2017	510,000	576,200
5.00%, 6/1/2018	120,363	128,222
5.00%, 7/1/2035	1,689,141	1,841,176
5.38%, 6/12/2017	1,000,000	1,143,252
6.00%, 6/1/2017	451	453
6.00%, 2/1/2037	863,146	957,191
6.00%, 10/1/2039	1,232,143	1,366,124
6.00%, 4/1/2040	1,583,755	1,755,826
6.63%, 11/15/2030	150,000	195,858
7.13%, 1/15/2030	525,000	712,061
Government National Mortgage Association
3.00%, 12/15/2042	1,455,139	1,408,859
3.00%, 2/20/2043	2,410,611	2,335,686
3.00%, 4/20/2043	2,893,118	2,803,196
3.00%, 6/20/2043	1,958,753	1,897,872
3.50%, 2/15/2042	1,909,819	1,929,847
3.50%, 4/15/2043	1,371,202	1,385,635
3.50%, 10/20/2043	995,511	1,007,237
4.00%, 6/15/2040	173,750	180,970
4.50%, 3/15/2038	1,340,245	1,437,410
4.50%, 6/15/2039	186,552	199,413
4.50%, 7/15/2039	595,712	636,781
4.50%, 6/15/2040	1,768,498	1,892,298
4.50%, 6/15/2040	45,955	49,172
4.50%, 12/15/2041	186,510	199,302
5.00%, 4/15/2039	6,696	7,330
5.00%, 4/15/2039	4,545,682	4,975,824
5.50%, 6/15/2038	1,005,976	1,111,620
5.50%, 7/15/2038	1,201,097	1,327,231
5.50%, 2/15/2039	194,755	215,208
6.00%, 1/15/2038	99,889	112,110
6.00%, 4/15/2038	600,111	673,428
6.00%, 6/15/2041	521,180	584,945
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	68,884
4.63%, 9/15/2060	14,000	12,493
5.25%, 9/15/2039	450,000	478,690
7.13%, 5/1/2030	66,000	87,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $116,565,338)		115,140,494

U.S. TREASURY OBLIGATIONS — 35.4%
Treasury Bonds
2.75%, 8/15/2042	1,925,000	1,525,447
2.75%, 11/15/2042	1,860,000	1,470,516
2.88%, 5/15/2043	1,000,000	810,400
3.00%, 5/15/2042	250,000	209,657
3.13%, 11/15/2041	3,150,000	2,720,687
3.13%, 2/15/2042	2,250,000	1,939,770
3.13%, 2/15/2043	700,000	599,298
3.75%, 11/15/2043	500,000	483,165
3.88%, 8/15/2040	2,500,000	2,500,625
4.38%, 5/15/2040	3,050,000	3,313,489
4.38%, 5/15/2041	1,600,000	1,735,952
4.50%, 2/15/2036	150,000	166,921
4.50%, 8/15/2039	1,300,000	1,440,972
4.75%, 2/15/2037	750,000	862,898
4.75%, 2/15/2041	500,000	575,290
5.25%, 11/15/2028 (a)	500,000	601,790
5.25%, 2/15/2029 (a)	250,000	300,875
5.38%, 2/15/2031	200,000	245,092
6.13%, 11/15/2027 (a)	2,500,000	3,252,375
6.25%, 8/15/2023 (a)	1,000,000	1,284,450
6.50%, 11/15/2026	800,000	1,068,504
6.88%, 8/15/2025 (a)	750,000	1,021,230
7.13%, 2/15/2023 (a)	1,000,000	1,348,360
7.25%, 5/15/2016 (a)	1,000,000	1,158,060
7.25%, 8/15/2022	500,000	675,465
7.50%, 11/15/2016 (a)	1,015,000	1,209,779
8.13%, 8/15/2019	1,500,000	1,998,285
8.75%, 8/15/2020 (a)	1,130,000	1,585,616
8.88%, 8/15/2017	713,000	909,738
9.13%, 5/15/2018	500,000	663,165
Treasury Notes
0.25%, 1/15/2015	2,500,000	2,502,150
0.25%, 2/15/2015	3,750,000	3,752,625
0.25%, 5/15/2015	2,000,000	2,001,260
0.25%, 7/15/2015	500,000	499,995
0.25%, 10/15/2015	700,000	699,055
0.38%, 3/15/2015	2,500,000	2,505,050
0.38%, 6/30/2015	1,500,000	1,503,075
0.38%, 1/15/2016 (a)	1,000,000	999,600
0.50%, 7/31/2017	500,000	489,485
0.63%, 4/30/2018	1,500,000	1,446,615
0.75%, 10/31/2017	2,500,000	2,454,500
0.75%, 12/31/2017	5,000,000	4,889,150
0.75%, 3/31/2018	1,250,000	1,214,450
0.88%, 11/30/2016 (a)	1,500,000	1,504,905
0.88%, 12/31/2016	3,000,000	3,006,750
0.88%, 2/28/2017	2,250,000	2,249,573
0.88%, 4/30/2017	2,500,000	2,492,625
0.88%, 1/31/2018	1,000,000	980,820
0.88%, 7/31/2019	500,000	470,885
1.00%, 3/31/2017	2,750,000	2,756,215
1.25%, 8/31/2015 (a)	3,000,000	3,047,970
1.25%, 9/30/2015	4,500,000	4,571,010

See accompanying notes to financial statements.

176

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.25%, 10/31/2015	$4,000,000	$4,066,440
1.25%, 1/31/2019	1,000,000	975,260
1.38%, 11/30/2015	3,000,000	3,058,260
1.38%, 6/30/2018	750,000	744,285
1.38%, 9/30/2018	1,500,000	1,481,505
1.38%, 11/30/2018 (a)	250,000	246,275
1.38%, 12/31/2018	300,000	295,032
1.38%, 2/28/2019	3,300,000	3,232,152
1.50%, 6/30/2016	10,000,000	10,232,001
1.50%, 8/31/2018	6,000,000	5,969,460
1.50%, 3/31/2019	2,250,000	2,212,965
1.63%, 8/15/2022 (a)	2,000,000	1,816,800
1.63%, 11/15/2022	3,500,000	3,158,715
1.75%, 5/31/2016	2,000,000	2,058,020
1.75%, 5/15/2022	500,000	462,250
1.75%, 5/15/2023	3,050,000	2,748,752
1.88%, 6/30/2015	1,750,000	1,792,630
1.88%, 8/31/2017	2,000,000	2,053,240
1.88%, 9/30/2017	2,000,000	2,051,240
2.00%, 11/15/2021	900,000	858,861
2.00%, 2/15/2023	1,500,000	1,391,235
2.13%, 5/31/2015	2,000,000	2,053,380
2.13%, 12/31/2015	1,800,000	1,861,866
2.13%, 8/15/2021	3,250,000	3,148,080
2.25%, 1/31/2015	5,500,000	5,622,650
2.25%, 11/30/2017 (a)	2,500,000	2,595,075
2.25%, 7/31/2018	1,000,000	1,030,960
2.38%, 2/28/2015	5,000,000	5,125,600
2.38%, 7/31/2017	5,000,000	5,224,950
2.50%, 3/31/2015	2,000,000	2,056,880
2.50%, 4/30/2015	3,000,000	3,090,690
2.50%, 8/15/2023	1,500,000	1,440,300
2.63%, 2/29/2016	3,500,000	3,666,670
2.63%, 4/30/2018 (a)	1,000,000	1,049,640
2.63%, 8/15/2020 (a)	3,500,000	3,571,890
2.63%, 11/15/2020	1,500,000	1,524,345
2.75%, 11/30/2016	4,380,000	4,629,441
2.75%, 2/28/2018	2,000,000	2,112,860
2.75%, 2/15/2019	2,000,000	2,095,700
3.00%, 8/31/2016	2,750,000	2,921,132
3.00%, 2/28/2017	2,000,000	2,131,020
3.13%, 10/31/2016	2,750,000	2,934,718
3.13%, 1/31/2017	750,000	801,810
3.13%, 5/15/2019 (g)	4,500,000	4,795,785
3.13%, 5/15/2021	1,500,000	1,563,540
3.38%, 11/15/2019	2,500,000	2,689,275
3.50%, 2/15/2018	2,250,000	2,442,960
3.50%, 5/15/2020	2,000,000	2,157,740
3.63%, 8/15/2019	500,000	544,855
3.63%, 2/15/2020 (a)	1,500,000	1,632,840
3.63%, 2/15/2021	2,000,000	2,158,160
3.75%, 11/15/2018	1,500,000	1,646,445
4.00%, 2/15/2015	5,200,000	5,421,364
4.13%, 5/15/2015	3,000,000	3,159,900
4.25%, 8/15/2015	2,500,000	2,660,200
4.50%, 11/15/2015 (a)	1,000,000	1,077,460
4.50%, 2/15/2016	1,000,000	1,086,520
4.63%, 11/15/2016	2,500,000	2,775,000
4.75%, 8/15/2017	2,425,000	2,740,056
5.13%, 5/15/2016	810,000	897,520
5.95%, 3/19/2019 (e)	200,000	230,700

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $237,568,146)		234,990,989

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.5%
Fannie Mae:
2.50%, 8/1/2028	1,267,369	1,256,003
4.00%, 10/1/2043	1,986,222	2,050,224

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $3,329,586)		3,306,227

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.4%
Ginnie Mae:
3.00%, 12/20/2042	1,979,225	1,918,087
5.00%, 12/15/2038	693,304	755,587

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $2,665,152)		2,673,674

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.7%
Bank of America Commercial Mortgage, Inc. 5.65%, 6/10/2049 (d)	780,000	862,958
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	436,564
GS Mortgage Securities Corp. II 5.55%, 4/10/2038 (d)	250,000	268,991
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	251,225
5.44%, 6/12/2047	510,000	560,305
5.81%, 6/12/2043 (d)	471,207	512,860
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	434,880
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	525,181
5.61%, 4/15/2049	46,747	46,939
Wachovia Bank Commercial Mortgage Trust 5.24%, 10/15/2044 (d)	255,829	271,205
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	187,977

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $3,472,830)		4,359,085

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
THRIFTS & MORTGAGE FINANCE — 1.0%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (d)	510,000	565,180

See accompanying notes to financial statements.

177

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	$1,500,000	$1,521,972
Greenwich Capital Commercial Funding Corp. 5.82%, 7/10/2038 (d)	824,780	901,364
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	750,000	820,307
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	475,358
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (d)	500,000	539,373
Merrill Lynch Mortgage Trust 5.86%, 6/12/2050 (d)	514,303	548,166
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	797,590
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	812,519

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $7,151,724)		6,981,829

ASSET BACKED — 0.4%
AUTOMOBILES — 0.2%
Carmax Auto Owner Trust 2013-2 0.64%, 1/16/2018	200,000	199,506
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	172,836
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	250,498
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	704,124

		1,326,964

CREDIT CARD RECEIVABLES — 0.2%
Citibank Credit Card Issuance Trust:
5.35%, 2/7/2020	295,000	336,071
6.15%, 6/15/2039	250,000	278,977
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	496,911

		1,111,959

MULTI-UTILITIES — 0.0% (b)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	269,665

TOTAL ASSET BACKED —
(Cost $2,755,184)		2,708,588

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	38,752
7.30%, 10/1/2039	500,000	628,550
7.55%, 4/1/2039	225,000	291,031
7.60%, 11/1/2040	150,000	197,614
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	184,371
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	56,985
University of California 4.86%, 5/15/2112	150,000	129,821

		1,527,124

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	101,936

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	249,882
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	211,640

		461,522

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	200,000	185,788
7.35%, 7/1/2035	250,000	275,233

		461,021

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	104,425

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	106,499
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	318,360
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	86,988

		511,847

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	239,572
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	110,743
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	88,890
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	292,340

See accompanying notes to financial statements.

178

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Port Authority of New York & New Jersey 5.86%, 12/1/2024	$250,000	$285,980

		1,017,525

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	100,190
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	216,280
8.08%, 2/15/2050	300,000	395,730

		712,200

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	102,934
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	78,657

		181,591

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	103,724

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	117,559

WASHINGTON — 0.1%
Chase Issuance Trust 0.79%, 6/15/2017	350,000	351,160
Washington, State General Obligation 5.14%, 8/1/2040	150,000	154,111

		505,271

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,991,631)		5,805,745

	Shares
SHORT TERM INVESTMENTS — 20.3%
MONEY MARKET FUNDS — 20.3%
State Street Institutional Liquid Reserves Fund 0.06% (g)(h)(i)	104,446,894	104,446,894
State Street Navigator Securities Lending Prime Portfolio (i)(j)	30,225,494	30,225,494

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $134,672,388)		134,672,388

TOTAL INVESTMENTS — 119.3% (l)
(Cost $796,507,107)		792,693,251
OTHER ASSETS & LIABILITIES — (19.3)%		(128,127,569)

NET ASSETS — 100.0%		$664,565,682

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	Investments of cash collateral for securities loaned.
(k)	Value is determined based on Level 1 inputs. (Note 2)
(l)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

See accompanying notes to financial statements.

179

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 0.2%
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	$1,650,000	$1,740,816
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	392,310

		2,133,126

ARIZONA — 1.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A 5.00%, 1/1/2016	500,000	545,540
Series A 5.00%, 12/1/2031	12,000,000	12,893,040
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,904,562
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	781,802

		16,124,944

ARKANSAS — 0.1%
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	563,356

CALIFORNIA — 13.6%
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	255,620
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	11,844,100
Series AE 5.00%, 12/1/2020	320,000	369,165
California, State Educational Facilities Authority Revenue 5.25%, 4/1/2040	500,000	581,205
California, State Public Works Board, Lease Revenue 5.00%, 4/1/2034	440,000	520,916
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,727,765
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,359,552
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,044,720
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	2,880,000	2,708,525
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	4,674,105
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,165,560
Series B 5.00%, 7/1/2019	320,000	377,664
Series A 5.00%, 7/1/2020	7,400,000	8,773,810
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,641,720
Los Angeles, CA, Harbor Department Revenue Series A 5.00%, 8/1/2029	405,000	437,404
Los Angeles, CA, Unified School District, General Obligation:
Series A 2.00%, 7/1/2022	790,000	745,389
Series A-1 4.00%, 7/1/2016	1,250,000	1,361,250
Series KRY 5.00%, 7/1/2018	330,000	385,338
Series D 5.00%, 1/1/2034	575,000	600,225
Series F 5.00%, 1/1/2034	815,000	850,754
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,074,750
5.00%, 6/1/2039	1,845,000	1,908,394
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,213,050
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	4,764,780
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	327,436
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	515,770
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	1,160,000	538,913
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,062,054
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	2,500,000	2,693,100
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	1,031,940
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (a)	2,000,000	1,007,080
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	750,000	816,465
Series A 5.00%, 7/1/2030	500,000	540,535
Series A 5.00%, 7/1/2032	500,000	535,305
Series A 5.00%, 7/1/2036	500,000	526,115
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	667,294
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,241,424

See accompanying notes to financial statements.

180

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	$750,000	$728,685
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,165,475
Subseries A 5.00%, 11/1/2024	2,400,000	2,709,048
5.00%, 6/15/2027	500,000	523,160
Series A 5.00%, 11/1/2030	6,000,000	6,453,360
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	922,626
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,058,798
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	1,500,000	1,688,265
Santa Clara County, CA, General Obligation Series B 3.25%, 8/1/2035	750,000	592,943
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,451,340
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,937,534
Series G 5.00%, 5/15/2025	420,000	471,442
5.00%, 5/15/2033	10,000,000	10,629,200
Series S 5.00%, 5/15/2040	1,000,000	1,042,850
Series Q 5.25%, 5/15/2028	2,855,000	3,132,563

		123,396,481

COLORADO — 2.5%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	5,743,000
Colorado, Regional Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2027	12,095,000	13,277,891
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	396,470
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation 5.50%, 11/1/2027	500,000	597,785
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	383,455
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,371,871
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	568,847

		22,339,319

CONNECTICUT — 3.2%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	545,750
Series B 5.00%, 12/1/2016	1,575,000	1,777,120
Series B 5.00%, 4/15/2019	905,000	1,035,510
5.00%, 12/1/2020	7,500,000	8,635,425
5.00%, 12/1/2021	7,500,000	8,671,425
Series D 5.00%, 11/1/2025	285,000	316,923
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,842,557
University of Connecticut, Revenue Series A 5.00%, 2/15/2025	5,200,000	5,776,732

		28,601,442

DELAWARE — 1.1%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,160,151
Series B 5.00%, 7/1/2017	150,000	172,059
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,195,499

		9,527,709

DISTRICT OF COLUMBIA — 1.8%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	6,500,000	5,982,860
Series C 5.00%, 12/1/2020	1,050,000	1,232,900
Series A 5.00%, 12/1/2023	1,235,000	1,423,572
Series A 5.00%, 12/1/2036	590,000	621,441
Series C 5.00%, 12/1/2037	500,000	525,640
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	555,813
Series C 5.00%, 10/1/2028	5,000,000	5,362,800
Series C 5.13%, 10/1/2039	520,000	541,564

		16,246,590

FLORIDA — 4.1%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	465,417
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (b)	1,000,000	1,095,920
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	833,708
Series B 5.00%, 6/1/2015	2,600,000	2,774,226
Series D 5.00%, 6/1/2021	500,000	573,830
Series D 5.00%, 6/1/2024	6,550,000	7,367,243
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2016	5,000,000	5,523,750
Florida, State, Department of Transportation General Obligation:
Series A 5.00%, 7/1/2016	275,000	304,887
5.00%, 7/1/2021	500,000	587,935

See accompanying notes to financial statements.

181

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	$810,000	$848,783
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,105,902
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,716,356
5.00%, 7/1/2031	1,980,000	2,074,941
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	412,745
5.00%, 7/1/2037	5,000,000	5,072,500
Orlando, FL, Utilities Commission, Utility System Revenue:
Series A 5.00%, 10/1/2023	2,500,000	2,898,725
5.00%, 10/1/2029	1,400,000	1,509,326
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	841,313

		37,007,507

GEORGIA — 2.8%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,438,600
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,606,862
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,342,107
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	564,630
Series E 5.00%, 7/1/2018	700,000	818,391
Series E 5.00%, 7/1/2020	700,000	812,707
Series I 5.00%, 7/1/2022	1,100,000	1,260,424
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	3,000,000	3,523,890
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	5,380,000	6,302,993
5.00%, 2/1/2023	500,000	592,470
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	571,620

		25,834,694

HAWAII — 0.6%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	2,886,140
Series A 5.25%, 8/1/2034	1,500,000	1,621,485
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,076,667

		5,584,292

IDAHO — 0.6%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,329,050

ILLINOIS — 3.4%
Chicago, IL, General Obligation Series C Zero Coupon, 1/1/2031 (a)	600,000	205,002
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	499,295
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,322,700
Cook County, IL, General Obligation Series A 5.00%, 11/15/2019	2,000,000	2,299,460
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	5,020,000	4,944,148
Illinois, State General Obligation:
5.00%, 1/1/2015 (b)	1,055,000	1,101,167
5.00%, 1/1/2018 (b)	595,000	660,057
Illinois, State Sales Tax Revenue:
Series A 4.75%, 6/15/2034	2,240,000	2,244,189
Series B 5.25%, 6/15/2034	5,000,000	5,201,100
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,825,000	1,893,729
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,488,168
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	877,721
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	419,924
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	5,000,000	4,706,800

		30,863,460

INDIANA — 0.4%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,256,319
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (b)	720,000	745,963
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	295,000	338,380

		3,340,662

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	700,000	813,757
5.00%, 8/1/2030	1,000,000	1,087,180

		1,900,937

See accompanying notes to financial statements.

182

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

KANSAS — 0.5%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	$3,500,000	$4,138,575

KENTUCKY — 0.2%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	795,000	902,015
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	219,246
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (b)	450,000	514,508
Series A 5.00%, 11/1/2017	375,000	428,906

		2,064,675

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,102,330
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	234,786

		1,337,116

MARYLAND — 2.7%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,650,208
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	328,157
County of Montgomery MD 5.00%, 7/1/2017	490,000	560,962
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,155,130
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 2/15/2016	250,000	274,007
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	469,229
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	599,747
Series C 4.00%, 8/15/2022	1,000,000	1,100,940
Series C 5.00%, 3/1/2017	3,110,000	3,528,388
Series B 5.00%, 8/1/2017	540,000	619,834
Series C 5.00%, 11/1/2018	825,000	969,911
Series C 5.00%, 3/1/2020	500,000	590,540
Series B 5.00%, 8/1/2024	140,000	157,338
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,068,343
Series A 3.00%, 11/1/2029	715,000	643,064
Series A 4.00%, 7/1/2030	5,000,000	5,061,550
Series A 5.00%, 11/1/2020	1,000,000	1,186,340
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,285,720

		24,249,408

MASSACHUSETTS — 3.3%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	504,563
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	2,945,888
Massachusetts, School Building Authority, Sales Tax Revenue Series B 5.00%, 10/15/2032	500,000	533,445
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	556,590
Series B 5.00%, 5/1/2035	760,000	811,209
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	144,760
Series A 5.00%, 3/1/2025	965,000	1,078,619
Series B 5.00%, 8/1/2025	5,100,000	5,779,524
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	408,119
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	951,667
Series B 5.00%, 10/15/2035	500,000	526,945
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	5,828,750
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2024	480,000	542,650
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	6,509,078
Series B 5.00%, 8/1/2030	2,775,000	2,975,244

		30,097,051

MICHIGAN — 0.8%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	477,500
5.25%, 11/1/2035	550,000	523,221
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,094,700
5.00%, 10/1/2029	2,905,000	3,101,407
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2018	1,000,000	1,163,100
5.00%, 10/1/2022	1,000,000	1,146,790

		7,506,718

MINNESOTA — 1.9%
Metropolitan Council Series I 4.00%, 3/1/2022	500,000	546,925
Minnesota, State General Obligation:
Series B 5.00%, 8/1/2018	1,700,000	1,987,725

See accompanying notes to financial statements.

183

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series D 5.00%, 8/1/2018	$2,000,000	$2,338,500
Series A 5.00%, 10/1/2018	3,320,000	3,895,057
Series D 5.00%, 8/1/2019	2,275,000	2,687,480
Series D 5.00%, 8/1/2020	450,000	532,507
Series D 5.00%, 8/1/2021	1,020,000	1,185,179
Series D 5.00%, 8/1/2022	855,000	986,696
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,236,035

		17,396,104

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,165,210

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	1,320,000	1,405,655
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue Series B 5.00%, 5/1/2038	5,000,000	5,270,050
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	683,799
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	586,280
Missouri, State Highway & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2016	150,000	165,766

		8,111,550

NEBRASKA — 0.3%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,466,788
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,039,230

		2,506,018

NEVADA — 1.1%
Clark County, NV, Water Reclamation District, General Obligation Series A 5.25%, 7/1/2038	500,000	528,280
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 2/1/2033	350,000	360,514
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,535,998
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	3,810,000	4,221,861

		9,646,653

NEW JERSEY — 1.9%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,895
Series A 4.00%, 9/1/2022	50,000	56,316
Series A 4.00%, 9/1/2022	3,135,000	3,324,667
Series A 4.00%, 9/1/2027	75,000	84,838
Series A 4.00%, 9/1/2027	2,355,000	2,428,570
Series A 4.00%, 9/1/2027	30,000	33,790
Series A 4.00%, 9/1/2027	40,000	45,053
Series A 4.00%, 9/1/2027	20,000	22,527
New Jersey, State General Obligation 5.00%, 6/1/2019	7,825,000	9,172,074
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,604,425

		16,789,155

NEW MEXICO — 0.4%
New Mexico, State Finance Authority Transportation Revenue:
4.00%, 6/15/2025	545,000	571,258
5.00%, 6/15/2017	3,000,000	3,422,400

		3,993,658

NEW YORK — 22.7%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	2,500,000	2,890,200
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,162,050
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	446,428
Series A 5.25%, 5/1/2029	1,390,000	1,493,750
New York & New Jersey, Port Authority Revenue:
Series 179 4.00%, 6/1/2030	10,000,000	9,810,800
4.25%, 7/15/2040	1,000,000	932,150
4.50%, 7/15/2031	2,000,000	2,040,500
156th Series 4.75%, 11/1/2036	7,000,000	7,081,690
New York, NY, City Municipal Water Finance Authority:
5.00%, 6/15/2026	3,200,000	3,520,832
Series GG-2 5.25%, 6/15/2040	625,000	658,212
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	1,900,000	1,722,616
Series CC 5.00%, 6/15/2045	325,000	330,967
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	576,315
5.50%, 11/1/2035	4,545,000	4,948,551
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	320,000	287,965
Series E 4.00%, 11/1/2025	500,000	521,125
Series B 5.00%, 11/1/2016	570,000	642,059
Series B 5.00%, 11/1/2016	430,000	483,200
Series D 5.00%, 11/1/2016	1,690,000	1,899,087
Series C 5.00%, 11/1/2020	645,000	754,315
Series F-1 5.00%, 5/1/2021	500,000	580,940
Series D-1 5.00%, 11/1/2022	100,000	115,350

See accompanying notes to financial statements.

184

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series A-1 5.00%, 5/1/2023	$20,000	$23,656
Series A-1 5.00%, 5/1/2023	845,000	954,977
New York, NY, City Water Finance Authority, Water & Sewer System Revenue Series BB 4.63%, 6/15/2046	6,750,000	6,632,887
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	1,220,000	1,308,975
SubSeries J-1 5.00%, 3/1/2017	2,000,000	2,252,300
Series C 5.00%, 8/1/2017	2,000,000	2,275,160
Series A-1 5.00%, 10/1/2018	5,000,000	5,793,450
Series A-1 5.00%, 10/1/2019	5,000,000	5,792,400
Series I 5.00%, 8/1/2021	1,320,000	1,514,106
Series H-1 5.00%, 3/1/2023	500,000	555,550
Series C 5.00%, 8/1/2024	500,000	550,190
Series E 5.00%, 8/1/2025	5,000,000	5,485,750
5.00%, 8/1/2029	10,000,000	10,772,400
Series I 5.00%, 8/1/2029	4,025,000	4,308,682
SubSeries G-3 5.00%, 5/15/2033	500,000	535,375
Series C 5.25%, 8/1/2017	550,000	630,482
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	4,753,485
5.13%, 1/15/2044	5,975,000	6,072,452
5.63%, 1/15/2046	1,000,000	1,051,840
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2031	1,295,000	1,370,913
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,666,460
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (a)	1,850,000	1,028,396
Series B Zero Coupon, 11/15/2029 (a)	735,000	359,305
Series A 5.00%, 1/1/2023	4,725,000	5,380,877
Series B 5.00%, 11/15/2025	600,000	670,926
Series B 5.00%, 11/15/2027	5,550,000	6,094,899
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,102,420
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A 5.13%, 7/1/2039	900,000	948,591
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 4.00%, 5/15/2021	400,000	434,204
Series A 4.75%, 7/1/2029	2,500,000	2,685,725
Series A 5.00%, 5/15/2025	650,000	718,113
Series A 5.00%, 7/1/2027	520,000	569,244
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	655,000	642,791
Series A 5.00%, 3/15/2020	1,000,000	1,167,520
Series A 5.00%, 12/15/2020	500,000	586,150
Series C 5.00%, 3/15/2025	4,550,000	5,059,873
Series A 5.00%, 12/15/2030	2,430,000	2,609,212
Series B 5.25%, 2/15/2022	500,000	577,215
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,073,320
Series A 5.00%, 3/15/2028	10,000,000	10,996,400
New York, State Dormitory Authority, State Income Tax Revenue:
Series A 5.00%, 2/15/2020	7,850,000	9,148,547
5.00%, 7/1/2021	700,000	798,441
5.00%, 2/15/2029	750,000	810,930
Series A 5.00%, 2/15/2031	1,000,000	1,067,790
New York, State Environmental Facilities Corp. 5.00%, 6/15/2031	2,045,000	2,238,109
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
Series A 5.00%, 6/15/2022	500,000	589,255
Series A 5.13%, 6/15/2038	1,000,000	1,062,630
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,546,595
Series E 5.00%, 8/1/2018	635,000	732,961
Series B 5.00%, 8/1/2021	10,000,000	11,470,500
Series A-1 5.25%, 8/15/2028	760,000	841,480
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,852,902
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,469,312
Series A 5.00%, 3/15/2023	4,185,000	4,762,111
Series A 5.00%, 3/15/2026	405,000	448,327
Series A 5.00%, 3/15/2029	2,000,000	2,169,860
New York, State Urban Development Corp. Revenue:
Series A-1 5.00%, 12/15/2016	2,630,000	2,965,272
Series A 5.00%, 3/15/2018	1,120,000	1,298,438
Series B-1 5.00%, 3/15/2036	1,000,000	1,046,470
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	1,960,000	2,057,118

		206,282,821

NORTH CAROLINA — 2.9%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	535,767
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	581,065
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	5,240,000	5,674,553
Series A 5.00%, 5/1/2016	3,000,000	3,309,450
Series A 5.00%, 5/1/2017	2,125,000	2,409,282
Series C 5.00%, 5/1/2028	905,000	982,206

See accompanying notes to financial statements.

185

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

North Carolina, State General Obligation:
Series A 5.00%, 3/1/2017	$1,870,000	$2,122,207
5.00%, 3/1/2021	500,000	560,065
Series C 5.00%, 5/1/2026	900,000	1,072,017
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,670,660
5.00%, 3/1/2019	1,930,000	2,228,474
Wake County, NC, General Obligation:
Series C 5.00%, 3/1/2021	1,100,000	1,297,417
Series C 5.00%, 3/1/2023	3,445,000	4,062,723

		26,505,886

OHIO — 0.9%
Columbus, OH, General Obligation Series A 5.00%, 8/15/2024	2,990,000	3,478,118
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,305,100
Ohio, State General Obligation:
Series A 5.00%, 9/15/2019	500,000	587,480
Series B 5.00%, 8/1/2021	450,000	527,895

		7,898,593

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,270,640
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	711,924

		2,982,564

OREGON — 0.5%
Metro, OR, General Obligation Series A 5.00%, 6/1/2024	1,010,000	1,164,833
Salem, OR, General Obligation:
5.00%, 6/1/2028	1,450,000	1,590,026
5.00%, 6/1/2029	1,480,000	1,583,260

		4,338,119

PENNSYLVANIA — 2.9%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,610,700
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,352,500
5.00%, 3/15/2017	2,630,000	2,980,947
5.00%, 4/15/2021	4,000,000	4,590,040
Series A 5.00%, 5/1/2021	1,500,000	1,730,505
5.00%, 7/1/2021	1,000,000	1,169,890
5.00%, 11/15/2021	1,000,000	1,171,270
5.00%, 11/15/2022	1,000,000	1,152,050
5.00%, 11/15/2023	895,000	1,020,917
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	522,015
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	279,162
Series C 6.00%, 6/1/2023 (b)	755,000	865,857

		26,445,853

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	530,333

SOUTH CAROLINA — 1.5%
Charleston, SC, General Obligation 5.00%, 11/1/2023	1,035,000	1,190,095
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	845,000	869,539
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,714,670
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,807,625
Series D 5.00%, 12/1/2043	6,450,000	6,439,744

		14,021,673

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,108,363

TENNESSEE — 1.3%
Memphis, TN, General Obligation 5.00%, 5/1/2022	1,120,000	1,282,971
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 1/1/2019	500,000	578,175
5.00%, 7/1/2020	1,000,000	1,174,540
Series D 5.00%, 7/1/2020	4,000,000	4,679,640
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (b)	475,000	516,496
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	826,267
Series A 5.00%, 3/1/2022	1,000,000	1,169,020
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,225,678
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	551,805

		12,004,592

TEXAS — 7.0%
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	776,675
5.00%, 9/1/2022	570,000	669,180
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,540,110
5.00%, 11/15/2042	2,800,000	2,880,584
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,243,900

See accompanying notes to financial statements.

186

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Canadian River, TX, Municipal Water Authority Corp. 5.00%, 2/15/2031	$3,810,000	$4,019,436
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (b)	650,000	763,555
Crowley, TX, Independent School District, General Obligation 5.00%, 8/1/2036 (b)	400,000	424,816
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	500,000	560,235
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (b)	200,000	209,234
5.25%, 8/15/2038 (b)	510,000	528,493
Dallas, TX, General Obligation:
Series A 4.00%, 2/15/2015	1,470,000	1,532,269
5.00%, 2/15/2021	425,000	474,602
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	500,000	589,935
5.00%, 10/1/2036	705,000	742,358
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	578,160
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	5,731,540
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,656,816
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	679,566
5.00%, 10/1/2021	3,000,000	3,470,790
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	513,995
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	1,984,902
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	242,663
Series A 5.00%, 3/1/2022	2,000,000	2,255,780
Series D-2 5.00%, 10/1/2039	500,000	534,760
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (b)	4,600,000	4,924,990
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	3,000,000	1,139,700
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (b)	1,000,000	1,058,230
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (a)	1,530,000	552,513
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2017	180,000	203,170
5.00%, 2/1/2023	2,500,000	2,911,650
5.25%, 2/1/2024	5,000,000	5,909,350
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (b)	2,000,000	2,226,080
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,103,693
Texas, State General Obligation Series A 5.00%, 10/1/2029	450,000	487,962
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,195,414
Series B 5.00%, 1/1/2018	500,000	533,735
Series B 5.00%, 7/1/2018	1,480,000	1,579,855
Texas, State Water Development Board, Revenue 5.00%, 7/15/2021	875,000	1,023,129
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	528,465
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	555,010
Series B 5.00%, 8/15/2017	500,000	574,130

		63,111,430

UTAH — 0.3%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	601,992
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	557,165
Series A 5.00%, 7/1/2022	1,035,000	1,213,920

		2,373,077

VIRGINIA — 2.1%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,052,100
Series B 4.00%, 10/1/2020	1,015,000	1,134,983
Series B 5.00%, 4/1/2024	900,000	1,063,809
Series A 5.00%, 4/1/2030	450,000	491,035
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	474,802
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2021	400,000	452,008
5.00%, 2/1/2027	3,620,000	3,983,556
Virginia, State College Building Authority, Educational Facilities Revenue Series A 4.00%, 2/1/2015	720,000	749,045
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,464,260
Series A 5.00%, 8/1/2025	500,000	556,865
Virginia, State Public School Authority Revenue:
Series B-1 5.00%, 8/1/2017	1,000,000	1,143,320
Series C 5.00%, 8/1/2017	215,000	245,814

See accompanying notes to financial statements.

187

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	$2,500,000	$2,497,200

		19,308,797

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue Series S-1 5.00%, 11/1/2026	500,000	560,090
King County, WA, General Obligation 5.00%, 12/1/2020	600,000	707,154
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,792,298
Pierce County, WA, School District No. 3 Puyallup, General Obligation Series A 5.00%, 12/1/2025	2,250,000	2,545,020
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	1,000,000	1,051,200
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,633,108
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,561,792
Washington, State General Obligation:
Series D 4.00%, 2/1/2037	4,450,000	3,974,784
5.00%, 7/1/2025	600,000	678,342
Series R-2012C 5.00%, 7/1/2025	5,265,000	5,952,451
Series A 5.00%, 8/1/2025	2,805,000	3,136,299
Series C 5.00%, 6/1/2041	7,200,000	7,433,640

		32,026,178

WISCONSIN — 2.5%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	10,320,000	11,986,267
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2030	8,885,000	9,646,356
Wisconsin, State General Obligation 4.00%, 11/1/2016	1,300,000	1,424,514

		23,057,137

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $914,774,572)		901,790,876

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $2,328,740)	2,328,740	2,328,740

TOTAL INVESTMENTS — 99.7% (f)
(Cost $917,103,312)		904,119,616
OTHER ASSETS & LIABILITIES — 0.3%		2,939,789

NET ASSETS — 100.0%		$907,059,405

(a)	Non-income producing security.
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Corp.	0.78%
	Permanent School Fund Guaranteed	0.74%
	Assured Guaranty Municipal Corp.	0.51%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

188

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 101.4%
CALIFORNIA — 101.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$272,798
California Educational Facilities Authority Series A 5.25%, 10/1/2038	100,000	106,002
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	447,290
5.00%, 4/1/2024	250,000	284,283
5.00%, 4/1/2025	300,000	331,770
5.00%, 4/1/2028	750,000	816,412
5.13%, 4/1/2039	125,000	130,198
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	514,865
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,190,020
Series B 5.00%, 6/1/2023	1,000,000	1,188,930
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	589,260
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,261,240
Series L 5.00%, 5/1/2016	200,000	221,316
Series L 5.00%, 5/1/2019	1,290,000	1,524,328
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	541,755
Series L 5.00%, 5/1/2017	500,000	570,595
California, State Economic Recovery, General Obligation Series A 4.60%, 7/1/2019	1,055,000	1,226,269
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	1,060,000	1,250,249
5.00%, 4/1/2034	340,000	402,526
California, State University Revenue Series A 4.00%, 11/1/2032	615,000	589,797
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	502,760
Series C 4.00%, 8/1/2038	595,000	506,637
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	1,200,000	1,413,552
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	885,000	869,176
5.00%, 8/1/2034	695,000	730,056
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	600,000	687,612
Series B 5.00%, 3/1/2025	750,000	841,282
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	839,888
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	511,180
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,079,510
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,700,000	2,024,173
5.00%, 7/1/2026	500,000	560,170
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	1,000,000	940,460
Series F 5.00%, 8/1/2029	1,000,000	1,091,360
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,118,230
Series A 5.00%, 5/15/2034	100,000	104,285
Series B 5.00%, 5/15/2035	1,750,000	1,817,707
Series D 5.00%, 5/15/2040	1,000,000	1,016,270
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,750,000	1,807,242
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,165,560
Series B 5.00%, 7/1/2019	205,000	241,941
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	591,350
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	515,000	556,205
Series C 5.25%, 8/1/2023	500,000	558,925
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,156,950
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	272,250
Series KRY 5.00%, 7/1/2018	935,000	1,091,790
Series D 5.25%, 7/1/2025	1,250,000	1,416,525
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	584,285
Series B 5.00%, 6/1/2030	1,000,000	1,082,600
5.00%, 6/1/2039	500,000	517,180
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,128,490
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,034,230
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	279,878

See accompanying notes to financial statements.

189

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 10/1/2027	$1,500,000	$1,734,750
Series A 5.00%, 1/1/2031	850,000	915,926
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (a)	4,000,000	701,760
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	649,074
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	409,295
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	750,000	773,655
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (a)	3,000,000	424,950
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043	2,000,000	929,160
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	750,000	781,282
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,148,920
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	548,545
5.00%, 8/1/2041	750,000	773,340
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,129,970
Series A 5.25%, 5/15/2039	500,000	515,970
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	833,152
Series A 5.00%, 8/1/2028	330,000	357,469
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	1,000,000	1,070,610
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	312,190
Series A 5.00%, 11/1/2032	860,000	912,469
Series A 5.00%, 11/1/2041	750,000	766,500
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,250,000	1,323,550
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	924,216
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	811,237
5.25%, 3/1/2031	750,000	807,780
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,400,000	1,417,752
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	750,000	763,223
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	562,755
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	548,930
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	439,800
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,180,720
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,134,100
5.00%, 7/1/2030	1,000,000	1,061,910
5.25%, 7/1/2030	500,000	543,120
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,410,545
Series Q 5.00%, 5/15/2021	125,000	141,434
Series AF 5.00%, 5/15/2024	1,000,000	1,160,330
5.00%, 5/15/2037	750,000	774,788
Series Q 5.25%, 5/15/2023	1,000,000	1,130,450
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	200,000	207,664
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	332,919
Series A 5.00%, 11/1/2025	600,000	662,964
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042	500,000	179,366

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $79,822,112)		78,808,152

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (b)(c)(d) (Cost $265,454)	265,454	265,454

TOTAL INVESTMENTS — 101.7% (e)
(Cost $80,087,566)		79,073,606
OTHER ASSETS & LIABILITIES — (1.7)%		(1,334,785)

NET ASSETS — 100.0%		$77,738,821

See accompanying notes to financial statements.

190

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (Note 2)
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

191

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 101.8%
NEW YORK — 101.8%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$578,040
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	500,000	505,415
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	285,577
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	431,166
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	216,392
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	265,312
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	409,180
Series A 5.00%, 11/15/2014	100,000	104,008
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	166,164
4.00%, 12/1/2022	300,000	322,128
5.00%, 7/15/2039	250,000	258,148
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	94,101
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	151,703
Series E 5.00%, 11/1/2017	500,000	576,790
Series B 5.00%, 11/1/2018	200,000	233,948
Series S-5 5.00%, 1/15/2026	200,000	219,408
Series S-4 5.50%, 1/15/2033	500,000	552,010
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series A 5.00%, 11/1/2018	35,000	41,263
Series A 5.00%, 11/1/2018	65,000	75,952
5.00%, 11/1/2020	500,000	584,740
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	151,952
Series BB 4.63%, 6/15/2046	500,000	491,325
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	213,512
Series E 4.00%, 8/1/2022	250,000	265,965
Series C 5.00%, 8/1/2024	500,000	550,190
Series E 5.00%, 8/1/2025	525,000	576,004
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	528,165
5.13%, 1/15/2044	500,000	508,155
5.25%, 12/15/2043	500,000	518,055
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2015	225,000	244,274
Series A 5.00%, 11/15/2031	500,000	529,310
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	500,000	561,360
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	221,077
Series GG-2 5.00%, 6/15/2035	100,000	104,851
Series AA 5.00%, 6/15/2044	500,000	509,010
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	569,405
Series B 5.00%, 11/15/2023	500,000	571,830
Series B 5.00%, 11/15/2023	500,000	578,765
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	262,802
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	508,900
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	522,035
New York, State Dormitory Authority Revenue, Cornell University Series A 5.00%, 7/1/2034	355,000	375,015
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A 5.25%, 7/1/2028	500,000	552,255
Series A 5.25%, 7/1/2034	240,000	262,051
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	886,455
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	111,909
Series B 5.00%, 2/15/2018	125,000	144,529
Series E 5.00%, 2/15/2027	350,000	382,865
Series E 5.00%, 2/15/2040	200,000	206,906
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	290,927
5.00%, 6/15/2036	500,000	528,625
5.00%, 6/15/2041	250,000	259,758
Series A 5.25%, 12/15/2026	200,000	224,822
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	282,133
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	228,478
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	568,513
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	585,750

See accompanying notes to financial statements.

192

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	$450,000	$526,518
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	346,989
Series B 5.00%, 4/1/2029	300,000	316,785
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	223,530
Series A 4.00%, 3/15/2024	500,000	524,515
Series A 5.00%, 3/15/2016	250,000	274,952
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2041	100,000	104,955
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	583,620
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	655,068

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $25,023,775)		24,506,310

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (a)(b)(c) (Cost $30,259)	30,259	30,259

TOTAL INVESTMENTS — 101.9% (d)
(Cost $25,054,034)		24,536,569
OTHER ASSETS & LIABILITIES — (1.9)%		(454,001)

NET ASSETS — 100.0%		$24,082,568

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

193

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.4%
ALABAMA — 1.2%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,354,100
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	863,532
Series A 5.00%, 5/1/2016	4,335,000	4,776,823
Series A 5.00%, 3/1/2017	1,000,000	1,130,490
Alabama, State General Obligation Series A 5.00%, 8/1/2018	11,800,000	13,751,248

		25,876,193

ALASKA — 0.1%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	1,250,000	1,395,600
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,117,390

		2,512,990

ARIZONA — 0.7%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	341,886
Series A 5.00%, 7/1/2017	1,775,000	2,022,826
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	548,495
Series A 4.00%, 12/1/2017	1,310,000	1,463,034
Arizona, State Transportation Board Revenue Series A 5.00%, 7/1/2018	5,435,000	6,294,708
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,523,853
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue 4.00%, 7/1/2018	2,200,000	2,442,814

		15,637,616

CALIFORNIA — 8.2%
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,379,076
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,015,315
Series M 4.00%, 5/1/2015	6,640,000	6,975,320
Series M 4.00%, 5/1/2016	5,710,000	6,186,842
Series L 5.00%, 5/1/2015	6,000,000	6,382,500
Series M 5.00%, 5/1/2016	6,925,000	7,663,066
Series L 5.00%, 5/1/2017	1,510,000	1,723,197
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,066,999
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	2,002,590
Series A 5.00%, 11/1/2018	1,000,000	1,174,850
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,293,085
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,659,629
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,454,300
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue Series B 5.00%, 7/1/2018	2,040,000	2,392,206
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,656,898
Series A 5.00%, 7/1/2015	1,540,000	1,648,570
Series C 5.00%, 1/1/2016	4,000,000	4,331,120
Series A 5.00%, 7/1/2018	2,580,000	3,019,245
Series A 5.00%, 7/1/2018	450,000	526,613
Series B 5.00%, 7/1/2018	1,000,000	1,172,650
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	11,210,700
Series A 5.00%, 9/1/2017	13,230,000	15,256,704
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,369,771
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,722,500
Series D 4.00%, 7/1/2017	750,000	834,187
5.00%, 7/1/2017	1,000,000	1,146,690
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,168,570
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	537,290
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,075,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue 5.00%, 5/15/2015	2,165,000	2,304,599
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	930,492
Series D 5.00%, 11/1/2015	3,435,000	3,725,086
Series A 5.00%, 10/1/2017	1,000,000	1,157,080
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,295,100
Series B 5.00%, 9/1/2016	5,260,000	5,838,653

See accompanying notes to financial statements.

194

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	$8,170,000	$9,344,356
Southern California, Metropolitan Water District Revenue Series C 4.00%, 10/1/2015	1,040,000	1,106,706
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	808,571
Series A 5.00%, 7/1/2017	350,000	400,568
University of California, Revenue:
Series AF 5.00%, 5/15/2015	1,000,000	1,065,050
5.00%, 5/15/2018	3,500,000	4,095,560

		175,118,204

COLORADO — 0.7%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	10,037,776
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	4,013,208
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 5.00%, 4/1/2016	145,000	160,095

		14,211,079

CONNECTICUT — 2.8%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,742,305
Series D 5.00%, 1/1/2014	450,000	450,000
Series B 5.00%, 12/1/2014	975,000	1,017,851
Series A 5.00%, 1/1/2015	12,750,000	13,353,712
Series C 5.00%, 12/1/2015	600,000	652,974
Series A 5.00%, 1/1/2016	490,000	534,835
Series D 5.00%, 12/1/2016	500,000	564,165
Series A 5.00%, 4/1/2017	950,000	1,076,873
Series A 5.00%, 10/15/2018	3,855,000	4,502,640
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,796,306
Series A-4 5.00%, 7/1/2049 (a)	5,000,000	5,260,700
Connecticut, State Revolving Fund, General Revenue Series A 5.00%, 6/1/2018	1,500,000	1,744,875
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	542,415
Series 1 5.00%, 2/1/2016	3,255,000	3,558,301
Series A 5.00%, 11/1/2016	2,650,000	2,973,883
Series 1 5.00%, 2/1/2017	1,000,000	1,128,720
Series B 5.00%, 1/1/2018	9,650,000	11,052,820
Series A 5.00%, 10/1/2018	1,805,000	2,101,724
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	416,399

		59,471,498

DELAWARE — 1.1%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	228,078
Series A 5.00%, 7/1/2015	4,000,000	4,283,240
Series B 5.00%, 2/1/2018	1,000,000	1,160,300
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	17,699,140

		23,370,758

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue:
Series A 4.00%, 12/1/2015	1,495,000	1,597,662
Series A 5.00%, 12/1/2016	2,000,000	2,254,080
Series D 5.00%, 12/1/2016	1,000,000	1,127,040

		4,978,782

FLORIDA — 4.1%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A 5.00%, 6/1/2018	4,000,000	4,651,120
Series B 5.00%, 6/1/2018	4,250,000	4,961,747
Florida, State Board of Education, General Obligation Series D 5.00%, 6/1/2017	8,210,000	9,370,976
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	17,439,450
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	5,000,000	5,336,600
Series A 5.00%, 7/1/2016	20,145,000	22,255,189
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,753,650
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2015	7,705,000	8,341,433
Series B-1 5.00%, 10/1/2018	1,000,000	1,160,680
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,081,340
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,394,280
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (b)	7,510,000	8,103,065
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,597,143

		87,446,673

GEORGIA — 3.2%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,315,380
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,769,871

See accompanying notes to financial statements.

195

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Georgia, State General Obligation:
Series B 4.00%, 1/1/2015	$1,000,000	$1,037,940
Series E-2 4.00%, 9/1/2016	4,400,000	4,810,256
Series B 4.00%, 1/1/2017	500,000	550,060
Series J-1 4.00%, 7/1/2017	500,000	555,575
Series J-2 4.00%, 11/1/2017	1,700,000	1,902,606
Series G 5.00%, 11/1/2014	535,000	556,363
5.00%, 12/1/2014	500,000	521,975
Series A 5.00%, 1/1/2015	2,000,000	2,095,740
Series D 5.00%, 5/1/2015	600,000	638,004
Series E 5.00%, 7/1/2016	2,990,000	3,327,870
Series I 5.00%, 11/1/2016	7,480,000	8,423,901
Series F 5.00%, 12/1/2016	4,790,000	5,409,155
Series A 5.00%, 7/1/2017	5,000,000	5,727,850
Series A 5.00%, 1/1/2018	5,000,000	5,791,850
Georgia, State Road & Tollway Authority Revenue Series A 5.00%, 3/1/2016	4,590,000	5,043,859
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,455,680
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,410,224
Series A 4.00%, 10/1/2016	5,000,000	5,470,600
Series A 4.50%, 10/1/2017	1,150,000	1,303,905
5.00%, 2/1/2019	1,000,000	1,174,780
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,587,995

		67,881,439

HAWAII — 0.5%
Hawaii, State General Obligation:
Series DY 5.00%, 2/1/2015	1,000,000	1,051,090
Series EA 5.00%, 12/1/2016	1,965,000	2,215,341
Series EH 5.00%, 8/1/2018	3,000,000	3,497,550
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,159,120
Honolulu, HI, City & County General Obligation 5.25%, 7/1/2016 (b)	2,250,000	2,510,438

		10,433,539

ILLINOIS — 1.2%
Chicago, IL, Transit Authority, Sales Tax Revenue Series A 5.00%, 12/1/2018	2,250,000	2,553,570
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,946,032
Illinois, State Finance Authority Revenue 5.00%, 1/1/2019	1,535,000	1,778,574
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,109,660
5.00%, 6/15/2015	2,575,000	2,746,263
5.00%, 6/15/2018	1,895,000	2,178,075
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,625,000	1,796,372
Series B 5.00%, 6/15/2017	10,000,000	11,153,500

		26,262,046

INDIANA — 0.2%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,314,700
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,175,080
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	511,855

		4,001,635

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,065,390
Series A 5.00%, 6/1/2017	2,585,000	2,943,100

		4,008,490

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue:
Series C 5.00%, 9/1/2015	1,500,000	1,616,985
Series A 5.00%, 9/1/2016	1,200,000	1,341,780
Kansas, State Development Finance Authority Revenue 5.00%, 3/1/2018	4,705,000	5,458,223

		8,416,988

KENTUCKY — 0.7%
Kentucky, State Asset Liability Commission Agency Revenue Series A 5.00%, 9/1/2018	2,500,000	2,889,325
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,863,591
Series A 5.00%, 2/1/2017	2,145,000	2,427,389
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	231,219
Series A 5.00%, 8/1/2016	4,690,000	5,200,084
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,270,831
5.00%, 7/1/2016	1,865,000	2,065,730

		15,948,169

LOUISIANA — 0.3%
Louisiana, State Gas & Fuels Tax Revenue Series A-1 5.00%, 5/1/2018	2,035,000	2,359,216
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,334,340
Series A 5.00%, 9/1/2018	1,650,000	1,929,296

		6,622,852

See accompanying notes to financial statements.

196

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	$165,000	$188,212

MARYLAND — 5.8%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,101,490
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,192,360
5.00%, 8/1/2017	4,000,000	4,586,760
Series B 5.00%, 10/15/2017	1,000,000	1,150,140
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,452,147
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,208,740
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,717,741
Series B 4.50%, 8/1/2017	3,270,000	3,695,885
5.00%, 3/15/2015	1,940,000	2,051,550
Series B 5.00%, 8/1/2015	285,000	306,255
Series C 5.00%, 3/1/2016	2,240,000	2,463,015
Series B 5.00%, 8/1/2016	4,875,000	5,444,156
Series E 5.00%, 8/1/2016	8,400,000	9,380,700
Series C 5.00%, 11/1/2016	1,025,000	1,154,652
5.00%, 3/1/2018	9,185,000	10,670,490
Series A 5.00%, 3/1/2018	22,515,000	26,156,351
Series B 5.25%, 8/15/2014	200,000	206,272
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	562,175
Series A 5.00%, 8/1/2015	15,150,000	16,279,887
Series A 5.00%, 7/1/2016	5,000,000	5,562,350
Series A 5.00%, 7/1/2016	3,835,000	4,266,323
Series A 5.00%, 7/1/2017	5,000,000	5,724,100
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,928,231
5.00%, 6/1/2017	7,150,000	8,171,449

		123,433,219

MASSACHUSETTS — 4.2%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,847,205
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 4.00%, 7/1/2017	8,000,000	8,883,360
Series B 5.00%, 7/1/2017	940,000	1,076,131
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	4,081,245
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,118,059
Series C 5.00%, 1/1/2015	1,000,000	1,047,760
Series D 5.00%, 10/1/2015	7,000,000	7,570,710
Series B 5.00%, 7/1/2016	1,000,000	1,110,890
Series B 5.00%, 8/1/2016	8,900,000	9,917,181
Series A 5.00%, 3/1/2017	1,305,000	1,477,925
Series B 5.00%, 8/1/2018	1,700,000	1,983,594
Series A 5.00%, 12/1/2018 (d)	7,000,000	8,217,370
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2017	5,000,000	5,731,650
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,244,606
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,260,109
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	12,411,045
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,117,030

		89,095,870

MICHIGAN — 1.8%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,070,030
Series A 5.00%, 1/1/2016	100,000	109,049
Series A 5.00%, 7/1/2017	10,000,000	11,404,000
5.00%, 10/1/2018	2,000,000	2,338,800
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	23,424,171

		38,346,050

MINNESOTA — 3.7%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,954,370
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	635,208
Series F 4.00%, 8/1/2016	1,475,000	1,608,252
Series D 5.00%, 8/1/2015	7,675,000	8,246,173
Series A 5.00%, 10/1/2015	1,570,000	1,698,002
Series A 5.00%, 8/1/2016	400,000	446,372
Series D 5.00%, 8/1/2016	1,000,000	1,115,930
Series E 5.00%, 8/1/2016	1,550,000	1,729,691
Series A 5.00%, 10/1/2016	5,000,000	5,611,000
Series A 5.00%, 8/1/2017	3,000,000	3,443,520
Series D 5.00%, 8/1/2017	5,340,000	6,129,466
Series E 5.00%, 8/1/2017	1,000,000	1,147,840
Series B 5.00%, 3/1/2018	11,500,000	13,269,965
Series D 5.00%, 10/1/2018	18,465,000	21,663,323
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,620,830

		78,319,942

MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,449,888

See accompanying notes to financial statements.

197

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	$1,975,000	$2,286,102
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	523,740
Series A 5.00%, 5/1/2016	625,000	690,694
Series A 5.00%, 5/1/2017	2,990,000	3,402,650
Series A 5.00%, 5/1/2018	4,525,000	5,240,402

		13,593,476

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,191,160
Series C 5.00%, 2/1/2018	1,000,000	1,158,250

		3,349,410

NEVADA — 0.5%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,954,547
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,083,177
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,610,010
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,221,059

		10,868,793

NEW HAMPSHIRE — 0.2%
New Hampshire, State Federal Highway Revenue 5.00%, 9/1/2018	2,065,000	2,382,576
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,588,059
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,441,455

		5,412,090

NEW JERSEY — 0.6%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,744,432
New Jersey, State General Obligation:
Series A 5.00%, 6/15/2015	220,000	234,203
5.00%, 8/1/2015	2,445,000	2,626,150
Series Q 5.00%, 8/15/2016	4,850,000	5,411,242
Series Q 5.00%, 8/15/2018	1,000,000	1,165,750
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series A 5.00%, 12/1/2014	250,000	260,423
Series 1A 5.00%, 12/1/2018	1,325,000	1,491,910

		12,934,110

NEW MEXICO — 2.0%
Albuquerque, NM, Municipal School District No. 12, General Obligation Series A 3.00%, 8/1/2015	8,250,000	8,603,018
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,281,600
5.00%, 6/15/2018	10,430,000	12,112,880
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,819,681
5.00%, 3/1/2017	2,500,000	2,836,325
5.00%, 3/1/2018	1,000,000	1,161,290
New Mexico, State Severance Tax Revenue:
Series A-2 5.00%, 7/1/2015	1,000,000	1,070,500
Series B 5.00%, 7/1/2016	100,000	111,036
Series A 5.00%, 7/1/2018	8,470,000	9,837,905

		43,834,235

NEW YORK — 17.8%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,302,020
New York Local Government Assistance Corp. 5.00%, 4/1/2015	1,000,000	1,059,500
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,549,536
New York, NY, City Transitional Finance Authority Revenue:
Series C 5.00%, 11/1/2015	9,865,000	10,705,695
Series E 5.00%, 11/1/2015	5,000,000	5,426,100
Series E 5.00%, 11/1/2017	500,000	576,790
Series B 5.00%, 11/1/2018	3,605,000	4,216,913
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	325,438
Series B 5.00%, 11/1/2014	285,000	296,243
5.00%, 11/1/2015	4,180,000	4,536,220
Sub-Series I-2 5.00%, 11/1/2015	835,000	906,159
SubSeries C-1 5.00%, 11/1/2015	550,000	596,871
Series A 5.00%, 11/1/2016	45,000	50,689
Series A 5.00%, 11/1/2016	1,455,000	1,635,013
Series C 5.00%, 11/1/2016	1,250,000	1,404,650
Series D 5.00%, 11/1/2016	5,000,000	5,618,600
Series B 5.00%, 11/1/2017	15,000,000	17,303,700
Series B 5.00%, 11/1/2017	2,295,000	2,647,466
Series B 5.00%, 11/1/2017	765,000	885,304
New York, NY, General Obligation:
Series F-1 3.00%, 3/1/2015	9,490,000	9,792,351
Series B 4.00%, 8/1/2015	1,000,000	1,057,210
Series E 4.00%, 8/1/2015	450,000	475,745
Series H 4.00%, 8/1/2017	990,000	1,091,544

See accompanying notes to financial statements.

198

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series A-1 5.00%, 8/1/2014	$100,000	$102,794
Series B 5.00%, 8/1/2014	115,000	118,213
5.00%, 6/1/2015	6,110,000	6,515,826
5.00%, 8/1/2015	3,000,000	3,218,790
Series B 5.00%, 8/1/2015	7,500,000	8,046,975
Series E 5.00%, 8/1/2015	3,250,000	3,487,023
Series I 5.00%, 8/1/2015	2,735,000	2,934,464
Series I-1 5.00%, 8/1/2015	9,600,000	10,300,128
Series B 5.00%, 8/1/2016	5,000,000	5,551,000
Series B 5.00%, 8/1/2016	4,295,000	4,768,309
Series F 5.00%, 8/1/2016	1,455,000	1,615,341
5.00%, 3/1/2017	5,000,000	5,630,750
Series F-1 5.00%, 3/1/2017	3,500,000	3,941,525
Series H-1 5.00%, 3/1/2017	3,910,000	4,403,246
Series C 5.00%, 8/1/2017	425,000	483,472
Series D 5.00%, 8/1/2017	5,435,000	6,182,747
Series E 5.00%, 8/1/2017	2,950,000	3,355,861
Series E 5.00%, 8/1/2017	2,050,000	2,332,039
Series G 5.00%, 8/1/2017	2,320,000	2,639,186
Series B 5.00%, 8/1/2018	10,000,000	11,542,700
Series E 5.00%, 8/1/2018	11,725,000	13,533,816
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	7,083,931
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,117,730
5.00%, 12/1/2016	5,375,000	6,034,620
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	997,206
Series A 5.00%, 4/1/2016	3,190,000	3,507,277
Series A 5.00%, 7/1/2018	1,000,000	1,153,650
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,219,600
5.00%, 3/15/2019	5,000,000	5,863,950
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2015	400,000	417,936
Series A 4.00%, 2/15/2016	500,000	537,530
4.00%, 3/15/2018	975,000	1,090,508
5.00%, 3/15/2014	320,000	323,078
Series E 5.00%, 2/15/2015	250,000	263,220
5.00%, 3/15/2015	500,000	528,550
Series A 5.00%, 2/15/2016	5,025,000	5,507,551
Series E 5.00%, 2/15/2016	2,650,000	2,904,480
5.00%, 6/15/2016	2,300,000	2,552,632
Series C 5.00%, 3/15/2017	370,000	419,499
5.00%, 2/15/2018	6,300,000	7,284,249
5.00%, 2/15/2018	500,000	578,115
Series B 5.00%, 2/15/2018	500,000	578,115
5.00%, 3/15/2018	5,715,000	6,625,514
Series B 5.00%, 3/15/2018	11,925,000	13,824,891
Series E 5.00%, 8/15/2018	9,600,000	11,207,136
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	2,730,000	2,894,619
Series A 5.00%, 6/15/2015	825,000	881,933
5.00%, 6/15/2016	3,690,000	4,101,509
Series A 5.00%, 8/15/2016	1,595,000	1,783,561
Series A 5.00%, 12/15/2016	765,000	862,522
Series A 5.00%, 6/15/2017	8,000,000	9,141,040
New York, State General Obligation:
Series A 3.00%, 3/1/2015	13,245,000	13,671,754
Series I 5.00%, 8/1/2017	4,025,000	4,578,759
Series A-1 5.00%, 10/1/2017	5,175,000	5,915,335
Series C 5.00%, 4/15/2018	6,150,000	7,122,745
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	220,600
Series A 5.00%, 4/1/2018	4,500,000	5,214,240
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,344,651
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,389,497
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2014	655,000	661,327
Series A-1 5.00%, 1/1/2015	7,390,000	7,735,482
Series C 5.00%, 12/15/2015	390,000	424,823
Series B 5.00%, 1/1/2016	10,000,000	10,884,000
Series A 5.00%, 3/15/2016	11,100,000	12,207,891
Series B-1 5.00%, 3/15/2017	605,000	685,937
5.00%, 12/15/2017	975,000	1,129,460
Series D 5.25%, 1/1/2017	2,340,000	2,635,542
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	5,300,000	5,806,733
Series A 4.00%, 11/15/2017	2,300,000	2,565,121
Series B 5.00%, 11/15/2016	2,000,000	2,247,780
Series B 5.00%, 11/15/2017	3,350,000	3,862,751
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,118,760
Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (b)	5,000,000	5,288,050
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	675,354

		380,836,706

NORTH CAROLINA — 2.9%
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	591,019
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,463,501
Series C 5.00%, 10/1/2018	4,765,000	5,590,346
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 3/1/2015	1,700,000	1,794,588
Series C 5.00%, 12/1/2016	4,000,000	4,517,040
Series A 5.00%, 12/1/2017	2,200,000	2,550,460

See accompanying notes to financial statements.

199

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	$4,400,000	$4,959,460
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,618,900
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,200,555
Series A 5.00%, 3/1/2016	5,500,000	6,048,845
Series A 5.00%, 5/1/2016	4,745,000	5,234,447
Series A 5.00%, 3/1/2018	2,165,000	2,513,219
Series B 5.00%, 6/1/2018	1,000,000	1,165,590
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,104,788
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,501,116
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	758,375
5.00%, 3/1/2015	1,000,000	1,055,640
5.00%, 3/1/2016	3,100,000	3,408,636

		63,076,525

OHIO — 3.0%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	125,685
Series A 5.00%, 6/1/2018	4,780,000	5,558,089
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2018	2,580,000	3,001,288
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,346,154
Series C 4.00%, 10/1/2016	3,000,000	3,263,550
Series B 5.00%, 10/1/2017	2,150,000	2,451,817
Series B 5.00%, 10/1/2018	1,400,000	1,616,244
Ohio, State General Obligation:
Series B 4.00%, 3/15/2015	420,000	439,068
Series C 5.00%, 9/15/2015	10,500,000	11,338,005
5.00%, 7/1/2016	3,225,000	3,584,297
Series A 5.00%, 9/15/2016	1,000,000	1,119,950
Series B 5.00%, 9/15/2016	1,080,000	1,209,546
Series C 5.00%, 9/15/2016	2,000,000	2,239,900
Series A 5.00%, 12/1/2016	2,830,000	3,187,769
Series A 5.00%, 9/15/2017	5,000,000	5,750,200
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,070,870
5.00%, 6/15/2015	475,000	506,915
Series 3 5.00%, 12/15/2016	12,930,000	14,505,650
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	778,556

		65,093,553

OKLAHOMA — 0.7%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,165,000
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,570,008
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,113,192
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	951,042
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,888,630
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2017	5,000,000	5,615,250

		14,303,122

OREGON — 0.9%
Oregon, State Department of Administrative Services Lottery Revenue Series A 5.00%, 4/1/2015	1,000,000	1,059,240
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A 5.00%, 11/15/2017	1,405,000	1,621,089
Series A 5.00%, 11/15/2018	1,000,000	1,169,810
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,106,220
Series I 5.00%, 5/1/2018	1,900,000	2,214,051
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,168,298
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,317,987
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,447,823

		19,104,518

PENNSYLVANIA — 4.5%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue 5.00%, 6/15/2015	5,000,000	5,343,550
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,728,167
Series A 5.00%, 7/1/2015	500,000	535,405
Series A 5.00%, 7/1/2018	8,000,000	9,335,280
Pennsylvania, State General Obligation:
Series A 5.00%, 2/15/2015	1,000,000	1,053,400

See accompanying notes to financial statements.

200

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 7/1/2016	$1,700,000	$1,889,856
Series A 5.00%, 5/1/2017	2,000,000	2,273,860
5.00%, 6/1/2017	18,565,000	21,149,805
5.00%, 7/1/2017	4,000,000	4,567,360
5.00%, 7/1/2017	21,000,000	23,978,640
Series A 5.00%, 5/1/2018	1,000,000	1,160,690
5.00%, 7/1/2018	4,185,000	4,872,805
5.00%, 7/1/2018	1,025,000	1,193,459
Series A 5.00%, 7/15/2018	5,000,000	5,828,650
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	7,595,257

		96,506,184

SOUTH CAROLINA — 1.3%
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,207,079
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,120,000	15,922,570
5.00%, 3/1/2015	1,050,000	1,108,422
5.00%, 3/1/2016	5,000,000	5,496,700
South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	3,500,000	3,927,385

		27,662,156

TENNESSEE — 1.6%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2017	7,475,000	8,616,582
5.00%, 12/1/2018	4,880,000	5,704,525
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,107,524
Series D 5.00%, 7/1/2017	5,700,000	6,504,270
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,085,047
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	125,000	140,385
Series B 5.00%, 11/1/2018	975,000	1,147,760
Tennessee, State School Bond Authority:
4.00%, 5/1/2015	2,000,000	2,098,520
Series C 5.00%, 5/1/2017	1,050,000	1,177,733

		34,582,346

TEXAS — 7.0%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,110,850
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	1,038,277
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (b)	695,000	803,795
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (b)	4,000,000	4,458,760
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2015	600,000	653,094
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	11,317
5.00%, 2/15/2017	4,180,000	4,726,201
Series A 5.00%, 2/15/2018	5,000	5,794
Series A 5.00%, 2/15/2018	1,545,000	1,786,854
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (b)	2,000,000	2,150,280
5.00%, 8/15/2017 (b)	4,000,000	4,591,520
5.00%, 8/15/2018 (b)	5,715,000	6,670,605
Frisco, TX, Refunding Improvement, General Obligation:
4.00%, 2/15/2015	1,250,000	1,302,087
5.00%, 2/15/2016	4,000,000	4,376,720
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,393,440
Series A 5.00%, 3/1/2016	5,000,000	5,481,850
Series A 5.00%, 3/1/2017	1,035,000	1,169,022
Series A 5.00%, 3/1/2017	530,000	598,630
Series B 5.00%, 3/1/2018	2,500,000	2,888,850
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,091,799
Series E 5.00%, 11/15/2016	13,775,000	15,485,855
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(b)	10,000,000	9,797,400
5.00%, 2/15/2018 (b)	2,200,000	2,545,334
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,220,406
San Antonio, TX, Electric & Gas Revenue Series D 5.00%, 2/1/2018	500,000	577,825
San Antonio, TX, Electric and Gas Revenue:
Series A 5.00%, 2/1/2014	200,000	200,784
Series D 5.00%, 2/1/2017	2,755,000	3,109,624
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,861,001
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	813,158
Series B 5.00%, 5/15/2016	1,000,000	1,107,740
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,500,000	1,592,220
5.00%, 2/15/2017	2,695,000	3,033,815
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (b)	10,000,000	11,658,500
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,780,576
Series A 5.00%, 10/1/2015	8,000,000	8,653,680

See accompanying notes to financial statements.

201

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series B 5.00%, 4/1/2016	$1,700,000	$1,875,355
5.00%, 10/1/2016	4,000,000	4,493,480
Series A 5.00%, 10/1/2016	2,110,000	2,370,311
Series A 5.00%, 10/1/2017	1,550,000	1,789,661
Series B 5.00%, 10/1/2017	3,535,000	4,081,582
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2016	2,350,000	2,565,589
Series A 5.00%, 1/1/2017	1,100,000	1,195,414
Series A 5.00%, 7/1/2017	2,855,000	3,102,643
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	528,625
5.00%, 3/15/2016	1,000,000	1,098,420
University of Texas, Revenue:
Series A 5.00%, 8/15/2015	3,100,000	3,336,902
Series A 5.00%, 8/15/2017	2,075,000	2,382,639
Series A 5.00%, 8/15/2018	220,000	257,002

		148,825,286

UTAH — 1.7%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	757,833
Series A 5.00%, 7/1/2015	6,900,000	7,388,589
Series C 5.00%, 7/1/2015	1,300,000	1,392,053
Series A 5.00%, 7/1/2016	5,050,000	5,627,366
Series C 5.00%, 7/1/2018	2,240,000	2,631,754
Series C 5.00%, 7/1/2018	15,425,000	18,122,678

		35,920,273

VIRGINIA — 3.5%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	10,341,336
Series A 5.00%, 4/1/2018	210,000	243,300
Series A 5.00%, 10/1/2018	3,000,000	3,515,100
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,215,040
Virginia, State College Building Authority, Educational Facilities Revenue:
Series B 5.00%, 2/1/2015	3,450,000	3,626,261
Series A 5.00%, 9/1/2016	1,000,000	1,114,780
5.00%, 2/1/2017	1,000,000	1,128,390
5.00%, 2/1/2018	6,160,000	7,097,552
Series A 5.00%, 9/1/2018	4,090,000	4,748,940
Series B 5.00%, 9/1/2018	1,945,000	2,258,359
Virginia, State Public Building Authority, Building Revenue Series B 5.00%, 8/1/2016	5,600,000	6,230,336
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	222,153
Series A 4.00%, 8/1/2018	7,765,000	8,688,492
Series C 5.00%, 8/1/2018	460,000	535,044
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,173,920
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	539,015
5.00%, 5/15/2016	16,170,000	17,845,535
5.00%, 9/15/2018	2,210,000	2,563,467

		74,087,020

WASHINGTON — 5.1%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,051,475
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	535,095
Series A 5.00%, 7/1/2015	500,000	535,095
Series A 5.00%, 7/1/2017	4,195,000	4,788,467
Series A 5.00%, 7/1/2017	13,700,000	15,638,139
Series B 5.00%, 7/1/2017	5,050,000	5,764,424
Series B 5.00%, 7/1/2017	100,000	114,147
Series A 5.25%, 7/1/2018	5,575,000	6,536,018
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	4,905,135
Seattle, WA, Municipal Light & Power Revenue:
Series A 5.00%, 2/1/2015	1,810,000	1,902,672
Series B 5.00%, 2/1/2015	7,540,000	7,926,048
Series B 5.00%, 2/1/2018	1,000,000	1,151,210
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	970,804
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	476,506
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,675,472
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,196,840
Washington, Federal Highway Grant Anticipation Revenue:
Series F 5.00%, 9/1/2016	1,110,000	1,238,738
Series C 5.00%, 9/1/2018	5,750,000	6,641,422
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,001,480
Series R 5.00%, 7/1/2015	3,000,000	3,210,570
Series A 5.00%, 8/1/2015	4,110,000	4,413,811
5.00%, 7/1/2017	13,900,000	15,882,001
Series 2010B 5.00%, 1/1/2018	425,000	490,501
5.00%, 7/1/2018	5,000,000	5,821,750

		109,867,820

WISCONSIN — 2.0%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,279,840
Series N3 5.00%, 5/15/2016	2,590,000	2,855,449
Series N2 5.00%, 5/1/2017	10,000,000	11,309,400
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	414,624
4.00%, 11/1/2016	1,950,000	2,136,771
Series A 5.00%, 5/1/2015	3,380,000	3,593,143
Series C 5.00%, 5/1/2015	10,000,000	10,630,600
Series C 5.00%, 5/1/2017	500,000	568,820

See accompanying notes to financial statements.

202

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series 1 5.00%, 5/1/2018	$1,000,000	$1,161,610

		41,950,257

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,069,560,819)		2,083,390,124

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $8,593,383)	8,593,383	8,593,383

TOTAL INVESTMENTS — 97.8% (h)
(Cost $2,078,154,202)		2,091,983,507
OTHER ASSETS & LIABILITIES — 2.2%		46,827,568

NET ASSETS — 100.0%		$2,138,811,075

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.00%
	Assured Guaranty Municipal Corp.	0.74%

(c)	Amount shown represents less than 0.05% of net assets.
(d)	When-issued security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

203

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 95.5%
ALASKA — 7.8%
Alaska, State Housing Finance Corp. Revenue:
Series A 0.03%, 12/1/2030 (a)	$300,000	$300,000
Series D 0.23%, 12/1/2041 (a)	400,000	400,000

		700,000

ARIZONA — 1.1%
Arizona, Health Facilities Authority Revenue Series E 0.05%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 9.8%
Pasadena, CA, Certificates Participation Series A 0.04%, 2/1/2035 (a)	400,000	400,000
Riverside, CA, Electric Revenue Series C 0.03%, 10/1/2035 (a)	150,000	150,000
Santa Clara, CA, Financing Authority Revenue Series M 0.05%, 5/15/2035 (a)	335,000	335,000

		885,000

COLORADO — 14.5%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.14%, 12/1/2030 (a)	400,000	400,000
Colorado Springs, CO, Utilities System Revenue Series A 0.05%, 11/1/2035 (a)	300,000	300,000
Colorado, Educational & Cultural Facilities Authority 0.05%, 7/1/2033 (a)	300,000	300,000
Southern UTE Indian Tribe Reservation Co. Zero Coupon, 4/1/2040 (a)(b)	300,000	300,000

		1,300,000

DISTRICT OF COLUMBIA — 1.7%
District of Columbia Revenue Series A Zero Coupon, 1/1/2029 (a)	150,000	150,000

LOUISIANA — 4.5%
St. James Parish, LA, Revenue Series A-1 0.35%, 11/1/2040 (a)	400,000	400,000

MARYLAND — 3.3%
Maryland, State Economic Development Corp. Revenue 0.09%, 5/1/2036 (a)	300,000	300,000

MASSACHUSETTS — 3.3%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.06%, 7/1/2021 (a)	300,000	300,000

NEBRASKA — 1.1%
Nebraska, Central Plains Energy Project Revenue 0.06%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 1.1%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.06%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 20.7%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.06%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.30%, 11/1/2022 (a)	325,000	325,000
New York, NY, Metropolitan Transportation Authority Revenue 0.07%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.05%, 1/1/2032 (a)	390,000	390,000
New York, State Housing Finance Agency:
Series A 0.07%, 11/1/2036 (a)	350,000	350,000
Series A 0.07%, 11/1/2037 (a)	300,000	300,000

		1,865,000

NORTH CAROLINA — 3.3%
Charlotte, NC, Water & Sewer System Revenue Series C 0.04%, 6/1/2025 (a)	300,000	300,000

OHIO — 3.3%
Ohio, State University Series E 0.03%, 6/1/2035 (a)	300,000	300,000

PENNSYLVANIA — 4.5%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.30%, 6/1/2042 (a)	400,000	400,000

TENNESSEE — 5.6%
Clarksville, TN, Public Building Authority Revenue:
0.08%, 6/1/2024 (a)	100,000	100,000
0.08%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.07%, 9/1/2029 (a)	300,000	300,000

		500,000

VIRGINIA — 6.6%
Montgomery County, VA, Industrial Development Authority Revenue 0.04%, 2/1/2039 (a)	300,000	300,000
Norfolk Redevelopment & Housing Authority Revenue 0.11%, 7/1/2034 (a)	295,000	295,000

		595,000

WASHINGTON — 3.3%
Washington, Health Care Facilities Authority Revenue Series C 0.06%, 10/1/2042 (a)	300,000	300,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $8,595,000)		8,595,000

See accompanying notes to financial statements.

204

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $5,775)	5,775	$5,775

TOTAL INVESTMENTS — 95.6% (f)
(Cost $8,600,775)		8,600,775
OTHER ASSETS & LIABILITIES — 4.4%		399,499

NET ASSETS — 100.0%		$9,000,274

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 3.3% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

205

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE PREFERRED STOCK — 1.0%
AIRLINES — 1.0%
American Airlines Group, Inc. 6.25%, 12/31/2049 (a)(b) (Cost $1,761,033)	$69,006	$1,788,636

MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 2.0%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (c)	1,500,000	1,415,865
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	969,100
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	1,500,000	1,131,135

		3,516,100

ALASKA — 0.4%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	362,595
Series A 5.00%, 6/1/2046	500,000	323,395

		685,990

ARIZONA — 3.6%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,005,690
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,014,272
Phoenix, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2032	250,000	236,658
7.50%, 7/1/2042	500,000	482,940
Series A 7.50%, 7/1/2042	1,000,000	935,730
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	1,000,000	881,710
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,113,120
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	711,536

		6,381,656

CALIFORNIA — 18.8%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	858,092
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,443,640
Series A 5.00%, 6/1/2045	1,000,000	938,330
Series A-1 5.13%, 6/1/2047	1,860,000	1,257,304
Series A-1 5.75%, 6/1/2047	1,585,000	1,170,792
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (d)	500,000	399,085
California, State General Obligation:
5.00%, 9/1/2035	600,000	615,918
5.60%, 3/1/2036	650,000	706,225
California, State Public Works Board, Lease Revenue:
Series B 4.00%, 3/1/2017 (c)	425,000	466,136
4.00%, 6/1/2027	965,000	938,897
Series C 5.00%, 9/1/2036	500,000	504,165
Subseries I 6.63%, 11/1/2034	510,000	511,948
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	622,035
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	596,525
Series A 4.88%, 11/15/2036	550,000	464,470
5.00%, 8/15/2047	330,000	293,601
Series A 5.13%, 7/15/2031	500,000	423,445
Series A 5.25%, 7/1/2030	795,000	786,358
Series A 6.00%, 10/1/2047	1,000,000	927,440
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	487,223
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	94,691
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033 (e)	1,500,000	1,489,230
Golden State Tobacco Securitization Corp., Revenue Series A-1 4.50%, 6/1/2027	1,000,000	838,550
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,019,510
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (f)	500,000	504,745
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,096,620
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	167,261
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	1,852,580
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (c)(g)	500,000	381,655
6.50%, 9/1/2028	1,000,000	1,024,880

See accompanying notes to financial statements.

206

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	$1,000,000	$1,004,460
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	438,789
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	974,740
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	502,760
5.00%, 9/1/2034	1,000,000	971,080
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,120,723
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	708,640
Series A1 5.13%, 6/1/2046	2,690,000	1,820,431
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	824,130
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,209,330
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	515,000	529,513

		32,985,947

COLORADO — 6.9%
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	451,605
Series A 5.90%, 8/1/2037	1,000,000	805,510
Series A 7.75%, 8/1/2039	485,000	482,279
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	885,320
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036 (h)	500,000	480,295
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	998,870
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	730,361
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	982,120
Series A 6.75%, 12/1/2039	1,000,000	973,000
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	455,805
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	910,010
Public Authority for Colorado, State Natural Gas Purchase Revenue:
6.25%, 11/15/2028	1,145,000	1,280,831
6.50%, 11/15/2038	1,035,000	1,208,849
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,335,971
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	118,263

		12,099,089

CONNECTICUT — 0.6%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	540,390
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (d)	500,000	475,080

		1,015,470

FLORIDA — 7.7%
Alachua County, FL, Health Facilities Authority Series A 7.38%, 11/15/2019	300,000	301,428
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042 (h)	990,000	957,033
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (d)(e)	1,500,000	1,478,985
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,040,630
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	431,915
Series A 7.50%, 6/15/2033	500,000	501,045
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,008,910
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,028,440
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	437,875
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	456,970
5.75%, 11/1/2042	500,000	453,785
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	632,792
Martin County, FL, Health Facilities Authority, Revenue Series B 5.00%, 11/15/2028	2,000,000	1,975,100

See accompanying notes to financial statements.

207

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	$930,000	$908,833
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	483,285
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	741,383
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (g)	65,000	47,713
Series A-3 Zero Coupon, 5/1/2040 (g)	195,000	116,645
Series A-4 Zero Coupon, 5/1/2040 (g)	85,000	37,642
Series 1 6.65%, 5/1/2040 (h)	10,000	9,653
Series 2 6.65%, 5/1/2040	470,000	258,622
Series 3 6.65%, 5/1/2040 (h)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	194,084

		13,502,769

GEORGIA — 1.1%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (c)	1,990,000	1,913,524

GUAM — 1.7%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,034,320
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	981,800
5.63%, 7/1/2040	1,000,000	975,800

		2,991,920

HAWAII — 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	428,621

ILLINOIS — 5.1%
Chicago, IL, Board of Education, General Obligation Series A 5.50%, 12/1/2018 (c)	970,000	1,097,002
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	961,920
Illinois, State Finance Authority Revenue:
4.25%, 5/15/2043	430,000	322,362
5.00%, 5/15/2043	675,000	583,929
5.75%, 5/15/2046	1,000,000	887,960
6.13%, 5/15/2027	1,000,000	1,033,480
7.13%, 2/1/2034	1,000,000	1,047,260
7.13%, 2/15/2039	1,100,000	1,098,273
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (f)	500,000	404,970
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	551,280
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	960,520

		8,948,956

INDIANA — 2.5%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,018,600
6.00%, 12/1/2026	550,000	538,995
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	500,000	437,050
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,502,295
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (d)	1,000,000	919,920

		4,416,860

IOWA — 1.6%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	1,000,000	959,880
5.50%, 12/1/2022	1,000,000	934,990
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,006,237

		2,901,107

KANSAS — 0.8%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	455,000	418,104
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	980,060

		1,398,164

LOUISIANA — 2.2%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,085,652
Louisiana Public Facilities Authority 4.50%, 7/1/2037	860,000	790,908
Louisiana, Public Facilities Authority 6.50%, 7/1/2036	1,000,000	906,640
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	529,065
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	500,335

		3,812,600

See accompanying notes to financial statements.

208

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MAINE — 0.3%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	$525,000	$524,790

MASSACHUSETTS — 1.1%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	1,000,000	832,260
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (c)	995,000	906,067
Series A 5.50%, 1/1/2016 (c)	250,000	250,087

		1,988,414

MICHIGAN — 2.5%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	900,000	709,605
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	886,282
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	865,000	872,396
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	495,000	520,285
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	590,000	520,964
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	878,920

		4,388,452

MINNESOTA — 1.0%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	876,150
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	760,000	795,598

		1,671,748

MISSISSIPPI — 0.5%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	933,960

MISSOURI — 0.4%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	236,542
6.00%, 5/1/2042	435,000	385,044

		621,586

NEBRASKA — 0.3%
Central Plains Energy Project, NE, Natural Gas Revenue 5.00%, 9/1/2032	500,000	491,625

NEVADA — 0.6%
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (d)	1,000,000	985,470

NEW HAMPSHIRE — 0.5%
New Hampshire Health & Education Facilities Authority 2.25%, 7/1/2019	830,000	797,431

NEW JERSEY — 6.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	465,825
New Jersey, Economic Development Authority Revenue:
5.13%, 1/1/2034	1,000,000	972,570
5.75%, 9/15/2027	1,000,000	958,750
New Jersey, Economic Development Authority, Revenue:
4.25%, 6/15/2027	500,000	461,775
5.00%, 9/1/2017	400,000	455,844
5.00%, 6/15/2028	500,000	499,990
5.25%, 9/15/2029	1,050,000	955,584
New Jersey, Educational Facilities Authority, Revenue Series A 3.50%, 7/1/2025	540,000	490,498
New Jersey, Health Care Facilities Financing Authority, Revenue:
Zero Coupon, 7/1/2035 (g)	430,000	120,129
4.00%, 7/1/2026	1,175,000	1,105,887
Nj Econ Dev Escrow 11/31 Fixed 7.1 7.10%, 11/1/2031 (h)	1,000,000	550,500
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	835,450
Series 1A 4.75%, 6/1/2034	1,000,000	705,990
Series 1A 5.00%, 6/1/2029	1,020,000	799,802
Series 1A 5.00%, 6/1/2041	1,860,000	1,305,887

		10,684,481

NEW MEXICO — 1.1%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	402,650
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,619,600

		2,022,250

NEW YORK — 4.2%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	123,067
Build NYC Resource Corp. 5.00%, 4/1/2033	120,000	110,908
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	503,395

See accompanying notes to financial statements.

209

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	$500,000	$530,950
New York City Industrial Development Agency 7.50%, 8/1/2016	700,000	741,601
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (c)	100,000	101,294
5.00%, 1/1/2031 (c)	1,000,000	916,280
5.00%, 9/1/2035	1,000,000	970,570
5.75%, 10/1/2037 (h)	1,000,000	389,970
Series A 8.50%, 8/1/2028 (f)	500,000	536,190
New York, State Dormitory Authority Revenue, Yeshiva University 5.00%, 9/1/2021	1,290,000	1,382,661
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	394,150
Series 1 5.13%, 6/1/2042	1,000,000	720,990

		7,422,026

NORTH CAROLINA — 0.2%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	432,895

OHIO — 5.9%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	946,162
Series A-2 5.38%, 6/1/2024	1,000,000	846,900
Series A-2 5.75%, 6/1/2034	2,000,000	1,455,820
Series A-2 5.88%, 6/1/2030	2,000,000	1,510,860
Series A-2 5.88%, 6/1/2047	1,500,000	1,110,180
Series A-2 6.00%, 6/1/2042	1,110,000	815,839
Series A-3 6.25%, 6/1/2037 (i)	1,000,000	772,890
Series A-2 6.50%, 6/1/2047	1,000,000	806,730
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	855,728
6.75%, 6/1/2024	1,000,000	805,780
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	500,000	473,770

		10,400,659

OKLAHOMA — 1.7%
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	892,510
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,077,203
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020	1,000,000	998,370

		2,968,083

OREGON — 0.5%
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	940,470

PENNSYLVANIA — 2.7%
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	552,566
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	392,507
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,025,099
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	504,896
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	881,874
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (c)	745,000	626,098
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	848,710

		4,831,750

PUERTO RICO — 2.6%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	702,770
Series B 5.75%, 7/1/2038	1,725,000	1,143,520
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	623,760
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	1,040,000	690,768
5.38%, 4/1/2042	1,000,000	661,120
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	695,490

		4,517,428

RHODE ISLAND — 0.6%
Rhode Island, Health & Educational Building Corp., Revenue Series E 5.00%, 5/15/2019 (c)	945,000	1,024,739

TENNESSEE — 0.6%
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	333,620
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	807,266

		1,140,886

TEXAS — 4.5%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	778,067
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,054,880

See accompanying notes to financial statements.

210

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	$270,000	$270,186
Series A 6.00%, 8/15/2028	230,000	229,538
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	708,983
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	500,660
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,018,720
Northpointe, TX, Water Control & Improvement District, General Obligation Series A 3.70%, 9/1/2034	580,000	479,973
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (h)(i)	1,000,000	29,950
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	960,190
Texas, State Transportation Commission, Turnpike System Revenue Series A 4.00%, 8/15/2038	1,000,000	810,510
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,054,180

		7,895,837

UTAH — 1.0%
Spanish Fork City Ut Chrt Sch Spaedu 5.55%, 11/15/2021 (d)	900,000	894,843
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038 (h)	1,000,000	949,940

		1,844,783

VIRGIN ISLANDS — 0.3%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2025	500,000	505,455

VIRGINIA — 1.5%
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	925,916
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	448,530
5.50%, 1/1/2042	1,250,000	1,201,725

		2,576,171

WASHINGTON — 0.7%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	614,684
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	373,510
Washington, Health Care Facilities Authority Revenue 5.00%, 12/1/2042	320,000	270,150

		1,258,344

WISCONSIN — 1.6%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	912,410
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	535,000	526,092
Series A 6.20%, 10/1/2042	325,000	291,118
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,028,410

		2,758,030

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $184,829,329)		172,626,536

	Shares
SHORT TERM INVESTMENT — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Tax Free Money Market Fund 0.00% (j)(k)(l) (Cost $2,708,070)	2,708,070	2,708,070

TOTAL INVESTMENTS — 100.7% (m)
(Cost $189,298,432)		177,123,242
OTHER ASSETS & LIABILITIES — (0.7)%		(1,317,491)

NET ASSETS — 100.0%		$175,805,751

See accompanying notes to financial statements.

211

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Perpetual floating rate security. Date shown reflects the next reset date.
(b)	Value is determined based on Level 1 inputs. (Note 2)
(c)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	2.43%
	National Public Finance Guarantee Corp.	2.16%
	Assured Guaranty Corp.	0.58%

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.
(h)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(i)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(j)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Value is determined based on Level 1 inputs. (Note 2)
(m)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

212

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 0.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$245,000	$246,169
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	165,000	165,323

		411,492

CALIFORNIA — 33.8%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	500,000	616,795
California, State General Obligation:
5.70%, 11/1/2021	220,000	246,732
6.65%, 3/1/2022	370,000	433,488
7.30%, 10/1/2039	2,395,000	3,010,754
7.35%, 11/1/2039	485,000	612,473
7.50%, 4/1/2034	215,000	274,312
7.55%, 4/1/2039	245,000	316,900
7.63%, 3/1/2040	285,000	372,743
7.70%, 11/1/2030	45,000	52,131
7.95%, 3/1/2036	1,180,000	1,364,104
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	125,000	152,714
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	200,000	227,476
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	220,000	234,377
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue 7.62%, 8/1/2040	285,000	333,424
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	205,000	251,150
6.75%, 8/1/2049	100,000	125,363
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	130,000	148,173
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	45,000	49,089
6.17%, 7/1/2040	25,000	26,390
6.57%, 7/1/2045	405,000	497,093
6.60%, 7/1/2050	275,000	343,478
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	25,000	27,743
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	850,000	941,009
5.76%, 7/1/2029	40,000	44,408
6.76%, 7/1/2034	275,000	338,014
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	130,000	156,628
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	165,000	175,652
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	175,000	197,358
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	50,000	57,500
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	685,000	821,527
6.92%, 4/1/2040	270,000	323,139
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	110,000	125,366
6.00%, 11/1/2040	125,000	142,326
6.95%, 11/1/2050	180,000	226,892
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	195,000	213,166
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	120,000	133,608
University of California, Revenue:
5.77%, 5/15/2043	240,000	264,482
5.95%, 5/15/2045	205,000	226,332
6.27%, 5/15/2031	5,000	5,312
6.55%, 5/15/2048	310,000	361,584
6.58%, 5/15/2049	235,000	273,681

		14,744,886

COLORADO — 1.3%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	185,000	212,854
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	140,000	159,158
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	165,000	178,442
Denver, CO, General Obligation 5.65%, 8/1/2030	10,000	10,619

		561,073

CONNECTICUT — 1.0%
Connecticut, State General Obligation:
5.09%, 10/1/2030	125,000	127,420
5.63%, 12/1/2029	135,000	145,130
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	140,000	148,469

		421,019

DISTRICT OF COLUMBIA — 1.6%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	155,000	168,369
5.59%, 12/1/2034	155,000	168,671

See accompanying notes to financial statements.

213

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	$110,000	$116,440
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	225,000	249,010

		702,490

GEORGIA — 2.9%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	550,000	578,127
6.66%, 4/1/2057	595,000	621,715
7.06%, 4/1/2057	30,000	29,986
Georgia, State General Obligation 4.50%, 11/1/2025	25,000	26,455

		1,256,283

ILLINOIS — 5.8%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	200,000	179,026
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	355,000	377,468
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	225,000	248,382
6.85%, 1/1/2038	15,000	15,842
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	250,000	260,258
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	165,000	181,744
Chicago, IL, Water Revenue 6.74%, 11/1/2040	60,000	65,912
Cook County, IL, General Obligation 6.23%, 11/15/2034	160,000	160,466
Illinois, State General Obligation:
6.73%, 4/1/2035	355,000	373,165
7.35%, 7/1/2035	265,000	291,746
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	150,000	161,402
6.18%, 1/1/2034	175,000	197,724

		2,513,135

INDIANA — 0.3%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	130,000	149,644

KANSAS — 0.4%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	172,744

KENTUCKY — 0.5%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	200,000	228,748

LOUISIANA — 0.4%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	155,000	159,532

MARYLAND — 0.5%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	180,000	202,628

MASSACHUSETTS — 3.1%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	612,521
Series D 4.50%, 8/1/2031	15,000	14,762
4.91%, 5/1/2029	200,000	208,850
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	140,000	148,326
5.72%, 8/15/2039	220,000	241,468
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	130,000	137,758

		1,363,685

MICHIGAN — 0.0% (a)
Michigan, State General Obligation Series B 7.63%, 9/15/2027	5,000	5,924

MISSOURI — 0.8%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	50,000	53,828
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	115,035
5.96%, 11/1/2039	145,000	166,176

		335,039

NEVADA — 1.2%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	15,000	18,285
6.88%, 7/1/2042	345,000	365,810
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	125,000	134,776

		518,871

NEW JERSEY — 6.9%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	535,000	585,820
6.10%, 12/15/2028	275,000	292,872
6.56%, 12/15/2040	40,000	46,984
6.88%, 12/15/2039	215,000	231,890
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	1,320,000	1,680,941
Rutgers University, Revenue 5.67%, 5/1/2040	160,000	173,976

		3,012,483

See accompanying notes to financial statements.

214

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

NEW YORK — 14.4%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	$310,000	$334,109
5.72%, 6/15/2042	245,000	273,001
5.75%, 6/15/2041	280,000	315,650
5.79%, 6/15/2041	5,000	5,216
5.88%, 6/15/2044	30,000	34,216
5.95%, 6/15/2042	155,000	177,938
6.01%, 6/15/2042	260,000	300,815
6.28%, 6/15/2042	5,000	5,392
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	35,000	38,760
5.57%, 11/1/2038	225,000	247,167
5.77%, 8/1/2036	175,000	197,249
6.83%, 7/15/2040	215,000	253,678
New York, NY, General Obligation:
5.21%, 10/1/2031	115,000	118,176
5.52%, 10/1/2037	285,000	298,042
5.85%, 6/1/2040	75,000	81,982
Series G-1 5.97%, 3/1/2036	175,000	194,429
5.99%, 12/1/2036	150,000	166,370
6.25%, 6/1/2035	5,000	5,322
6.27%, 12/1/2037	250,000	285,682
6.65%, 12/1/2031	5,000	5,502
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	185,000	197,186
6.09%, 11/15/2040	170,000	190,131
6.55%, 11/15/2031	5,000	5,719
6.65%, 11/15/2039	160,000	186,691
6.67%, 11/15/2039	180,000	210,485
6.69%, 11/15/2040	55,000	64,420
6.81%, 11/15/2040	260,000	308,651
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	330,000	427,908
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	79,964
5.39%, 3/15/2040	190,000	203,374
5.43%, 3/15/2039	25,000	26,839
5.50%, 3/15/2030	160,000	172,392
5.60%, 3/15/2040	355,000	389,825
5.63%, 3/15/2039	60,000	65,813
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	180,000	196,943
Series C 5.84%, 3/15/2040	200,000	222,634

		6,287,671

NORTH CAROLINA — 0.3%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	120,000	128,989

OHIO — 4.5%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	315,000	315,599
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	230,000	233,926
6.05%, 2/15/2043	210,000	220,557
Series E 6.27%, 2/15/2050	5,000	5,260
7.50%, 2/15/2050	5,000	6,105
7.83%, 2/15/2041	55,000	69,732
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	180,000	194,652
8.08%, 2/15/2050	440,000	580,404
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	135,000	141,477
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	190,000	194,541

		1,962,253

OREGON — 0.5%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	185,000	209,307

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	170,000	176,164
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	135,000	139,294
5.35%, 5/1/2030	15,000	15,722
5.45%, 2/15/2030	190,000	203,724
5.85%, 7/15/2030	80,000	86,062
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	120,000	125,851
5.56%, 12/1/2049	170,000	178,459
6.11%, 12/1/2039	115,000	129,458

		1,054,734

SOUTH CAROLINA — 0.5%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	205,000	219,096

TENNESSEE — 0.8%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	195,000	214,771
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	143,127

		357,898

See accompanying notes to financial statements.

215

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 10.4%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	$175,000	$191,609
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	160,000	160,189
5.02%, 12/1/2048	260,000	264,157
6.00%, 12/1/2044	235,000	270,913
6.25%, 12/1/2034	5,000	5,383
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	185,000	209,207
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (b)	270,000	300,343
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	480,000	572,174
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	169,556
5.81%, 2/1/2041	50,000	56,168
5.99%, 2/1/2039	245,000	285,364
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	208,564
4.68%, 4/1/2040	395,000	389,442
5.52%, 4/1/2039	150,000	167,787
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	20,000	21,493
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	620,000	662,606
University of Texas, Revenue:
4.79%, 8/15/2046	105,000	104,442
5.13%, 8/15/2042	220,000	228,602
5.26%, 7/1/2039	235,000	252,331
Series B 6.28%, 8/15/2041	5,000	5,426

		4,525,756

UTAH — 1.0%
Utah, State General Obligation:
3.54%, 7/1/2025	195,000	191,092
4.55%, 7/1/2024	80,000	84,756
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	160,000	180,813

		456,661

VIRGINIA — 0.4%
University of Virginia, Revenue 6.20%, 9/1/2039	45,000	54,342
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	140,000	144,553

		198,895

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	160,000	172,877
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	125,000	133,589
Washington, State General Obligation:
5.09%, 8/1/2033	70,000	72,077
5.14%, 8/1/2040	170,000	174,660
Series D 5.48%, 8/1/2039	190,000	201,715

		754,918

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $46,453,875)		42,915,854

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $245,773)	245,773	245,773

TOTAL INVESTMENTS — 98.9% (f)
(Cost $46,699,648)		43,161,627
OTHER ASSETS & LIABILITIES — 1.1%		469,335

NET ASSETS — 100.0%		$43,630,962

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.69%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

216

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.7%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	9,350,100	$8,206,353
2.00%, 8/21/2035	AUD	1,011,700	892,169
2.50%, 9/20/2030	AUD	7,641,200	7,393,237
3.00%, 9/20/2025	AUD	7,831,600	7,957,587
4.00%, 8/20/2015	AUD	5,507,775	5,183,313
4.00%, 8/20/2020	AUD	14,113,800	14,737,869

			44,370,528

BRAZIL — 4.6%
Federal Republic of Brazil:
6.00%, 5/15/2017	BRL	19,984,061	8,541,440
6.00%, 8/15/2018	BRL	11,755,330	4,979,515
6.00%, 8/15/2022	BRL	28,212,792	11,709,468
6.00%, 8/15/2024	BRL	23,510,660	9,687,944
6.00%, 5/15/2035	BRL	20,731,700	8,353,651

			43,272,018

CANADA — 4.6%
Government of Canada:
1.50%, 12/1/2044	CAD	9,576,810	9,525,613
2.00%, 12/1/2041	CAD	4,424,080	4,892,554
3.00%, 12/1/2036	CAD	6,568,785	8,417,195
4.00%, 12/1/2031	CAD	5,384,400	7,476,132
4.25%, 12/1/2021	CAD	5,182,345	6,200,865
4.25%, 12/1/2026	CAD	5,602,440	7,359,892

			43,872,251

CHILE — 4.6%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,913,695,000	5,751,810
3.00%, 7/1/2017	CLP	2,330,956,000	4,578,912
3.00%, 1/1/2018	CLP	2,330,956,001	4,596,524
3.00%, 3/1/2028	CLP	3,030,242,800	6,143,587
3.00%, 1/1/2030	CLP	6,992,868,002	14,176,977
3.00%, 2/1/2031	CLP	2,564,051,600	5,274,397
5.00%, 1/1/2016	CLP	1,748,217,000	3,527,309

			44,049,516

FRANCE — 17.2%
Republic of France:
1.00%, 7/25/2017	EUR	24,823,260	36,047,149
1.10%, 7/25/2022	EUR	2,164,280	3,118,558
1.60%, 7/25/2015	EUR	21,471,120	30,673,409
1.80%, 7/25/2040	EUR	8,911,422	13,873,367
2.25%, 7/25/2020	EUR	24,344,200	37,988,124
3.15%, 7/25/2032	EUR	14,060,418	25,925,080
3.40%, 7/25/2029	EUR	8,728,790	16,191,867

			163,817,554

GERMANY — 4.7%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	8,779,310	11,819,628
1.50%, 4/15/2016	EUR	11,594,100	16,663,056
1.75%, 4/15/2020	EUR	10,928,700	16,672,037

			45,154,721

ISRAEL — 4.6%
State of Israel:
2.75%, 8/30/2041	ILS	19,298,034	5,947,960
4.00%, 7/30/2021	ILS	48,354,190	16,992,578
4.00%, 7/31/2024	ILS	30,926,025	11,014,537
5.00%, 4/30/2015	ILS	30,742,352	9,510,381

			43,465,456

ITALY — 4.8%
Republic of Italy:
2.10%, 9/15/2016	EUR	3,203,850	4,546,201
2.10%, 9/15/2017	EUR	5,796,650	8,197,961
2.10%, 9/15/2021	EUR	5,403,950	7,236,383
2.35%, 9/15/2019	EUR	2,208,620	3,101,952
2.35%, 9/15/2035	EUR	5,962,750	7,417,737
2.60%, 9/15/2023	EUR	5,694,600	7,722,891
3.10%, 9/15/2026	EUR	5,289,650	7,412,781

			45,635,906

JAPAN — 4.3%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	503,000,000	5,001,047
1.10%, 12/10/2016	JPY	1,402,799,999	14,567,872
1.40%, 6/10/2018	JPY	1,994,000,000	21,485,229

			41,054,148

MEXICO — 4.9%
United Mexican States:
2.00%, 6/9/2022	MXN	182,114,316	13,286,531
2.50%, 12/10/2020	MXN	50,587,310	3,917,469
4.50%, 11/22/2035	MXN	197,290,509	16,586,554
5.00%, 6/16/2016	MXN	151,761,930	12,793,765

			46,584,319

POLAND — 3.8%
Republic of Poland:
2.75%, 8/25/2023	PLN	53,434,523	18,691,325
3.00%, 8/24/2016	PLN	50,734,583	17,654,414

			36,345,739

SOUTH AFRICA — 4.6%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	86,596,240	8,390,907
2.50%, 1/31/2017	ZAR	120,211,100	12,268,732
2.50%, 12/31/2050	ZAR	51,921,165	5,165,406
3.45%, 12/7/2033	ZAR	155,533,769	18,249,137

			44,074,182

SOUTH KOREA — 3.6%
Republic of South Korea:
2.75%, 3/10/2017	KRW	15,036,797,776	14,576,401
2.75%, 6/10/2020	KRW	19,757,738,000	19,616,408

			34,192,809

SWEDEN — 5.2%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	40,403,720	6,004,050
0.50%, 6/1/2017	SEK	51,889,891	8,154,134
3.50%, 12/1/2015	SEK	58,908,048	9,759,637
3.50%, 12/1/2028	SEK	73,635,060	15,256,907
4.00%, 12/1/2020	SEK	56,444,520	10,755,733

			49,930,461

See accompanying notes to financial statements.

217

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

TURKEY — 4.2%
Republic of Turkey:
2.00%, 10/26/2022	TRY	22,133,160	$9,139,445
2.50%, 5/4/2016	TRY	11,132,091	5,034,855
3.00%, 2/23/2022	TRY	22,659,920	10,176,134
4.00%, 4/1/2020	TRY	32,514,175	15,576,991

			39,927,425

UNITED KINGDOM — 18.8%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	4,156,440	6,953,821
0.25%, 3/22/2052	GBP	4,162,760	7,270,893
0.38%, 3/22/2062	GBP	3,204,450	6,117,642
0.50%, 3/22/2050	GBP	7,082,460	13,379,106
0.63%, 11/22/2042	GBP	3,556,830	6,741,555
0.75%, 11/22/2047	GBP	5,213,406	10,451,982
1.13%, 11/22/2037	GBP	6,227,650	12,706,614
1.25%, 11/22/2017	GBP	7,801,800	14,250,075
1.25%, 11/22/2027	GBP	5,451,642	10,439,333
1.25%, 11/22/2032	GBP	4,640,480	9,305,086
1.25%, 11/22/2055	GBP	5,635,623	13,870,315
1.88%, 11/22/2022	GBP	9,186,375	18,096,980
2.00%, 1/26/2035	GBP	4,320,276	9,841,844
2.50%, 7/26/2016	GBP	3,062,888	5,604,248
2.50%, 4/16/2020	GBP	4,386,749	8,630,252
4.13%, 7/22/2030	GBP	9,252,405	25,274,356

			178,934,102

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $916,552,129)			944,681,135

	Shares
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Liquid Reserves Fund 0.06% (a)(b)(c) (Cost $5,915,812)		5,915,812	5,915,812

TOTAL INVESTMENTS — 99.8% (d)
(Cost $922,467,941)			950,596,947
OTHER ASSETS & LIABILITIES — 0.2%			1,879,693

NET ASSETS — 100.0%			$952,476,640

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (Note 2)
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

218

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.6%
AUSTRALIA — 3.3%
Commonwealth of Australia:
4.75%, 10/21/2015	AUD	3,450,000	$3,199,910
4.75%, 6/15/2016	AUD	3,000,000	2,808,913
6.25%, 4/15/2015	AUD	1,700,000	1,592,737
6.25%, 4/15/2015	AUD	200,000	187,381

			7,788,941

AUSTRIA — 3.1%
Republic of Austria:
3.50%, 7/15/2015 (a)	EUR	2,000,000	2,892,481
4.00%, 9/15/2016 (a)	EUR	3,000,000	4,527,184

			7,419,665

BELGIUM — 4.0%
Kingdom of Belgium:
2.75%, 3/28/2016 (a)	EUR	1,100,000	1,594,412
3.25%, 9/28/2016 (a)	EUR	2,000,000	2,957,961
3.50%, 3/28/2015 (a)	EUR	2,000,000	2,859,493
3.75%, 9/28/2015 (a)	EUR	1,500,000	2,191,560

			9,603,426

CANADA — 4.5%
Government of Canada:
1.00%, 2/1/2015	CAD	1,000,000	941,167
1.00%, 5/1/2015	CAD	1,000,000	940,904
1.00%, 11/1/2015	CAD	1,025,000	962,805
1.00%, 8/1/2016	CAD	1,700,000	1,591,600
1.25%, 2/1/2016	CAD	3,300,000	3,113,181
1.50%, 8/1/2015	CAD	2,250,000	2,131,687
4.50%, 6/1/2015	CAD	1,000,000	986,654

			10,667,998

DENMARK — 2.8%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	11,500,000	2,257,663
4.00%, 11/15/2015	DKK	22,000,000	4,357,829

			6,615,492

FRANCE — 4.5%
France Government Bond OAT 0.25%, 11/25/2015	EUR	2,500,000	3,441,456
French Treasury Note:
2.00%, 7/12/2015	EUR	1,000,000	1,415,008
2.25%, 2/25/2016	EUR	700,000	1,004,015
2.50%, 7/25/2016	EUR	1,600,000	2,320,401
Republic of France:
2.50%, 1/15/2015	EUR	800,000	1,128,486
3.00%, 10/25/2015	EUR	1,100,000	1,590,895

			10,900,261

GERMANY — 10.3%
Bundesobligation:
1.75%, 10/9/2015	EUR	850,000	1,203,079
2.00%, 2/26/2016	EUR	1,100,000	1,572,835
Bundesschatzanweisungen:
Zero Coupon, 6/12/2015 (b)	EUR	1,500,000	2,061,275
0.25%, 9/11/2015	EUR	500,000	689,503
Federal Republic of Germany:
0.25%, 3/13/2015	EUR	2,000,000	2,758,558
1.25%, 10/14/2016	EUR	1,250,000	1,765,649
2.25%, 4/10/2015	EUR	800,000	1,131,305
2.50%, 2/27/2015	EUR	1,300,000	1,839,462
2.75%, 4/8/2016	EUR	2,000,000	2,910,935
3.25%, 7/4/2015	EUR	1,500,000	2,162,181
3.50%, 1/4/2016	EUR	1,600,000	2,349,404
3.75%, 1/4/2015	EUR	1,250,000	1,784,579
4.00%, 7/4/2016	EUR	1,700,000	2,558,370

			24,787,135

ITALY — 9.8%
Italy Buoni Poliennali Del Tesoro:
2.25%, 5/15/2016	EUR	5,000,000	7,004,641
2.75%, 11/15/2016	EUR	500,000	707,853
Republic of Italy:
Zero Coupon, 6/30/2015 (b)	EUR	500,000	677,116
Zero Coupon, 12/31/2015 (b)	EUR	300,000	402,182
2.50%, 3/1/2015	EUR	800,000	1,121,408
2.75%, 12/1/2015	EUR	470,000	665,670
3.00%, 4/15/2015	EUR	1,500,000	2,118,597
3.00%, 6/15/2015	EUR	1,300,000	1,838,984
3.00%, 11/1/2015	EUR	1,500,000	2,132,810
3.75%, 8/1/2015	EUR	1,100,000	1,575,162
3.75%, 4/15/2016	EUR	1,000,000	1,448,087
4.25%, 2/1/2015	EUR	600,000	855,624
4.50%, 7/15/2015	EUR	1,300,000	1,880,358
4.75%, 9/15/2016	EUR	700,000	1,040,955

			23,469,447

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 3/15/2015	JPY	400,000,000	3,805,787
0.10%, 5/15/2015	JPY	200,000,000	1,902,781
0.10%, 9/15/2015	JPY	300,000,000	2,853,703
0.10%, 10/15/2015	JPY	300,000,000	2,853,564
0.10%, 11/15/2015	JPY	160,000,000	1,521,817
0.10%, 12/15/2015	JPY	300,000,000	2,853,244
0.20%, 6/15/2015	JPY	290,000,000	2,762,923
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,194,492
0.30%, 6/20/2016	JPY	500,000,000	4,776,747
0.30%, 9/20/2016	JPY	500,000,000	4,777,874
0.40%, 6/20/2015	JPY	160,000,000	1,528,824
0.40%, 9/20/2015	JPY	550,000,000	5,258,535
0.40%, 6/20/2016	JPY	200,000,000	1,915,370
0.50%, 3/20/2015	JPY	125,000,000	1,195,047
0.60%, 12/20/2015	JPY	350,000,000	3,361,342
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	350,000,000	3,345,221
1.30%, 3/20/2015	JPY	330,000,000	3,185,243
1.80%, 3/20/2016	JPY	485,000,000	4,784,747

			54,877,261

See accompanying notes to financial statements.

219

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

MEXICO — 3.0%
Mexican Bonos:
6.00%, 6/18/2015	MXN	25,500,000	$2,009,559
6.25%, 6/16/2016	MXN	23,000,000	1,844,055
8.00%, 12/17/2015	MXN	20,000,000	1,646,619
United Mexican States 7.25%, 12/15/2016	MXN	20,000,000	1,643,445

			7,143,678

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	1,250,000	1,734,411
2.75%, 1/15/2015 (a)	EUR	1,250,000	1,767,565
3.25%, 7/15/2015 (a)	EUR	2,100,000	3,026,442
4.00%, 7/15/2016 (a)	EUR	700,000	1,051,623
Netherlands Government Bond Zero Coupon, 4/15/2016 (a)(b)	EUR	2,400,000	3,278,456

			10,858,497

POLAND — 3.3%
Poland Government Bond:
Zero Coupon, 7/25/2015 (b)	PLN	1,200,000	381,057
Zero Coupon, 1/25/2016 (b)	PLN	5,300,000	1,651,063
4.75%, 10/25/2016	PLN	4,000,000	1,377,322
5.00%, 4/25/2016	PLN	5,000,000	1,726,623
5.50%, 4/25/2015	PLN	3,000,000	1,029,299
6.25%, 10/24/2015	PLN	5,250,000	1,843,883

			8,009,247

SINGAPORE — 2.5%
Government of Singapore:
0.25%, 2/1/2015	SGD	1,500,000	1,186,971
1.13%, 4/1/2016	SGD	2,500,000	2,015,135
2.88%, 7/1/2015	SGD	1,700,000	1,397,226
3.75%, 9/1/2016	SGD	1,650,000	1,422,219

			6,021,551

SOUTH AFRICA — 2.2%
South Africa Government Bond:
8.75%, 12/21/2014	ZAR	10,000,000	988,089
13.50%, 9/15/2015	ZAR	41,000,000	4,371,725

			5,359,814

SOUTH KOREA — 4.2%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	750,000,000	710,105
2.75%, 6/10/2016	KRW	3,100,000,000	2,932,080
2.76%, 6/2/2015	KRW	1,000,000,000	947,793
2.80%, 8/2/2015	KRW	175,000,000	165,956
2.81%, 10/2/2015	KRW	1,450,000,000	1,375,275
3.25%, 6/10/2015	KRW	4,000,000,000	3,816,989

			9,948,198

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,000,000	1,404,364
3.00%, 4/30/2015	EUR	1,100,000	1,551,455
3.30%, 7/30/2016	EUR	2,000,000	2,850,228
3.75%, 10/31/2015	EUR	1,500,000	2,152,929
4.00%, 7/30/2015	EUR	1,200,000	1,715,431
4.25%, 10/31/2016	EUR	750,000	1,098,777

			10,773,184

SWEDEN — 2.7%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	17,000,000	2,771,022
4.50%, 8/12/2015	SEK	22,000,000	3,623,618

			6,394,640

UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	1,800,000	3,055,541
2.75%, 1/22/2015	GBP	1,000,000	1,695,025
4.00%, 9/7/2016	GBP	1,500,000	2,685,086
4.75%, 9/7/2015	GBP	1,650,000	2,922,850
8.00%, 12/7/2015	GBP	185,000	350,079

			10,708,581

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $233,487,935)			231,347,016

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)(e) (Cost $270,210)		270,210	270,210

TOTAL INVESTMENTS — 96.7% (f)
(Cost $233,758,145)			231,617,226
OTHER ASSETS & LIABILITIES — 3.3%			7,910,989

NET ASSETS — 100.0%			$239,528,215

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.9% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won

See accompanying notes to financial statements.

220

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

See accompanying notes to financial statements.

221

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.1%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	5,000,000	$3,920,444
3.25%, 10/21/2018	AUD	250,000	222,335
3.25%, 4/21/2025	AUD	6,500,000	5,259,404
3.25%, 4/21/2029	AUD	2,750,000	2,086,151
4.25%, 7/21/2017	AUD	14,000,000	13,012,196
4.50%, 4/15/2020	AUD	6,250,000	5,848,381
4.50%, 4/21/2033	AUD	2,000,000	1,721,288
4.75%, 10/21/2015	AUD	3,000,000	2,782,530
4.75%, 6/15/2016	AUD	7,050,000	6,600,947
4.75%, 4/21/2027	AUD	2,400,000	2,205,175
5.25%, 3/15/2019	AUD	5,830,000	5,654,405
5.50%, 1/21/2018	AUD	7,100,000	6,899,365
5.50%, 4/21/2023	AUD	5,300,000	5,238,283
5.75%, 5/15/2021	AUD	6,350,000	6,355,704
5.75%, 7/15/2022	AUD	3,500,000	3,509,312
5.75%, 7/15/2022	AUD	2,100,000	2,105,587
6.00%, 2/15/2017	AUD	4,300,000	4,194,069
6.25%, 4/15/2015	AUD	2,000,000	1,873,808
6.25%, 4/15/2015	AUD	4,000,000	3,747,616

			83,237,000

AUSTRIA — 4.3%
Republic of Austria:
1.15%, 10/19/2018 (a)	EUR	3,000,000	4,140,091
1.75%, 10/20/2023 (a)	EUR	3,300,000	4,339,898
1.95%, 6/18/2019 (a)	EUR	3,000,000	4,272,680
2.40%, 5/23/2034 (a)	EUR	1,000,000	1,269,115
3.15%, 6/20/2044 (a)	EUR	2,000,000	2,834,442
3.20%, 2/20/2017 (a)	EUR	4,200,000	6,256,456
3.40%, 11/22/2022 (a)	EUR	2,950,000	4,482,031
3.50%, 7/15/2015 (a)	EUR	2,400,000	3,470,978
3.50%, 9/15/2021 (a)	EUR	4,500,000	6,916,218
3.65%, 4/20/2022 (a)	EUR	1,500,000	2,324,310
3.65%, 4/20/2022 (a)	EUR	375,000	581,077
3.80%, 1/26/2062 (a)	EUR	1,000,000	1,650,177
3.90%, 7/15/2020 (a)	EUR	4,600,000	7,243,525
4.00%, 9/15/2016 (a)	EUR	4,200,000	6,338,058
4.15%, 3/15/2037 (a)	EUR	3,600,000	5,934,139
4.30%, 9/15/2017 (a)	EUR	6,000,000	9,329,269
4.65%, 1/15/2018 (a)	EUR	5,000,000	7,921,832
4.85%, 3/15/2026 (a)	EUR	1,700,000	2,901,391
6.25%, 7/15/2027	EUR	2,915,000	5,649,480

			87,855,167

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	4,500,000	6,215,183
2.25%, 6/22/2023	EUR	3,500,000	4,698,756
2.75%, 3/28/2016 (a)	EUR	1,600,000	2,319,144
3.00%, 9/28/2019	EUR	1,300,000	1,927,458
3.25%, 9/28/2016 (a)	EUR	2,925,000	4,326,019
3.50%, 3/28/2015 (a)	EUR	2,000,000	2,859,493
3.50%, 6/28/2017 (a)	EUR	5,900,000	8,875,528
3.75%, 9/28/2015 (a)	EUR	2,700,000	3,944,808
3.75%, 6/22/2045	EUR	1,000,000	1,420,025
4.00%, 3/28/2017 (a)	EUR	500,000	760,904
4.00%, 3/28/2018 (a)	EUR	250,000	386,060
4.00%, 3/28/2019	EUR	3,380,000	5,266,759
4.00%, 3/28/2022	EUR	5,500,000	8,560,622
4.00%, 3/28/2032	EUR	3,000,000	4,540,619
4.25%, 9/28/2021 (a)	EUR	3,750,000	5,958,219
4.25%, 9/28/2022	EUR	3,000,000	4,739,333
4.25%, 3/28/2041 (a)	EUR	2,700,000	4,241,701
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,923,817
5.00%, 3/28/2035 (a)	EUR	3,500,000	6,002,148
5.50%, 9/28/2017 (a)	EUR	4,700,000	7,567,630
5.50%, 3/28/2028	EUR	3,020,000	5,334,342

			91,868,568

CANADA — 4.4%
Government of Canada:
1.00%, 2/1/2015	CAD	650,000	611,759
1.00%, 5/1/2015	CAD	4,000,000	3,763,614
1.00%, 11/1/2015	CAD	6,000,000	5,635,934
1.00%, 8/1/2016	CAD	1,800,000	1,685,224
1.25%, 3/1/2018	CAD	2,500,000	2,299,859
1.25%, 9/1/2018	CAD	4,100,000	3,737,657
1.50%, 8/1/2015	CAD	3,000,000	2,842,249
1.50%, 3/1/2017	CAD	3,900,000	3,684,426
1.50%, 9/1/2017	CAD	3,500,000	3,276,329
1.50%, 6/1/2023	CAD	4,200,000	3,538,673
1.75%, 3/1/2019	CAD	2,000,000	1,853,007
2.00%, 6/1/2016	CAD	2,000,000	1,920,019
2.50%, 6/1/2024	CAD	3,000,000	2,727,388
2.75%, 9/1/2016	CAD	2,800,000	2,738,967
2.75%, 6/1/2022	CAD	3,600,000	3,411,004
3.25%, 6/1/2021	CAD	3,000,000	2,981,026
3.50%, 6/1/2020	CAD	3,000,000	3,035,802
3.50%, 12/1/2045	CAD	3,000,000	2,962,645
3.75%, 6/1/2019	CAD	3,575,000	3,651,614
4.00%, 6/1/2016	CAD	7,530,000	7,564,727
4.00%, 6/1/2041	CAD	4,200,000	4,494,494
4.25%, 6/1/2018	CAD	1,500,000	1,555,341
4.50%, 6/1/2015	CAD	4,750,000	4,686,607
5.00%, 6/1/2037	CAD	4,750,000	5,777,922
5.75%, 6/1/2029	CAD	3,490,000	4,363,929
5.75%, 6/1/2033	CAD	2,000,000	2,582,513
8.00%, 6/1/2027	CAD	1,000,000	1,460,141

			88,842,870

DENMARK — 3.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	36,000,000	6,364,887
2.50%, 11/15/2016	DKK	24,500,000	4,809,803
3.00%, 11/15/2021	DKK	50,000,000	10,195,601
4.00%, 11/15/2015	DKK	40,000,000	7,923,326
4.00%, 11/15/2017	DKK	41,100,000	8,581,892
4.00%, 11/15/2019	DKK	55,000,000	11,767,893
4.50%, 11/15/2039	DKK	72,000,000	17,730,477
7.00%, 11/10/2024	DKK	13,300,000	3,666,026

			71,039,905

FRANCE — 4.5%
France Government Bond OAT 0.25%, 11/25/2015	EUR	4,750,000	6,538,767

See accompanying notes to financial statements.

222

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	$2,779,049
1.75%, 2/25/2017	EUR	1,000,000	1,426,453
2.00%, 7/12/2015	EUR	5,300,000	7,499,543
2.25%, 2/25/2016	EUR	4,000,000	5,737,230
Republic of France:
1.75%, 5/25/2023	EUR	4,000,000	5,227,610
2.25%, 10/25/2022	EUR	1,000,000	1,379,015
2.50%, 1/15/2015	EUR	3,030,000	4,274,139
2.50%, 10/25/2020	EUR	4,600,000	6,660,187
2.75%, 10/25/2027	EUR	3,500,000	4,719,567
3.25%, 10/25/2021	EUR	4,500,000	6,771,132
3.50%, 4/25/2020	EUR	5,000,000	7,682,757
3.75%, 10/25/2019	EUR	4,030,000	6,261,761
3.75%, 4/25/2021	EUR	3,000,000	4,670,157
4.00%, 10/25/2038	EUR	2,000,000	3,066,489
4.00%, 4/25/2060	EUR	1,150,000	1,766,242
4.25%, 10/25/2018	EUR	2,500,000	3,939,981
4.50%, 4/25/2041	EUR	2,550,000	4,221,866
4.75%, 4/25/2035	EUR	1,000,000	1,696,435
5.00%, 10/25/2016	EUR	270,000	418,777
5.50%, 4/25/2029	EUR	3,250,000	5,842,437
6.00%, 10/25/2025	EUR	100,000	183,618

			92,763,212

GERMANY — 4.5%
Federal Republic of Germany:
0.25%, 3/13/2015	EUR	2,500,000	3,448,198
0.25%, 4/13/2018	EUR	1,000,000	1,346,390
0.50%, 4/7/2017	EUR	1,200,000	1,654,846
0.50%, 10/13/2017	EUR	1,700,000	2,331,781
0.50%, 2/23/2018	EUR	4,000,000	5,459,337
0.75%, 2/24/2017	EUR	1,000,000	1,391,026
1.00%, 10/12/2018	EUR	1,000,000	1,381,696
1.25%, 10/14/2016	EUR	750,000	1,059,390
1.50%, 9/4/2022	EUR	1,300,000	1,753,894
1.50%, 2/15/2023	EUR	2,500,000	3,342,217
1.50%, 5/15/2023	EUR	500,000	664,971
1.75%, 7/4/2022	EUR	2,200,000	3,039,077
2.00%, 8/15/2023	EUR	1,000,000	1,384,922
2.25%, 4/10/2015	EUR	3,330,000	4,709,059
2.50%, 1/4/2021	EUR	2,000,000	2,956,291
2.50%, 7/4/2044	EUR	1,500,000	1,959,537
2.75%, 4/8/2016	EUR	600,000	873,280
3.00%, 7/4/2020	EUR	2,150,000	3,277,696
3.25%, 7/4/2021	EUR	2,650,000	4,104,043
3.25%, 7/4/2042	EUR	1,200,000	1,814,237
3.50%, 1/4/2016	EUR	3,900,000	5,726,672
3.50%, 7/4/2019	EUR	5,000,000	7,783,244
3.75%, 1/4/2015	EUR	2,700,000	3,854,691
4.00%, 7/4/2016	EUR	4,150,000	6,245,432
4.00%, 1/4/2037	EUR	2,550,000	4,250,015
4.25%, 7/4/2017	EUR	2,090,000	3,250,847
4.25%, 7/4/2018	EUR	200,000	317,422
4.25%, 7/4/2039	EUR	800,000	1,401,659
4.75%, 7/4/2034	EUR	500,000	908,179
4.75%, 7/4/2040	EUR	200,000	378,122
5.50%, 1/4/2031	EUR	2,350,000	4,507,364
5.63%, 1/4/2028	EUR	3,115,000	5,915,914

			92,491,449

ITALY — 11.0%
Republic of Italy:
2.75%, 12/1/2015	EUR	2,300,000	3,257,533
3.00%, 6/15/2015	EUR	4,600,000	6,507,174
3.00%, 11/1/2015	EUR	2,100,000	2,985,933
3.50%, 11/1/2017	EUR	9,000,000	12,941,893
3.50%, 6/1/2018	EUR	9,000,000	12,903,647
3.50%, 12/1/2018	EUR	2,000,000	2,857,867
3.75%, 4/15/2016	EUR	4,000,000	5,792,349
3.75%, 8/1/2016	EUR	5,000,000	7,253,567
3.75%, 3/1/2021	EUR	1,980,000	2,793,946
3.75%, 8/1/2021	EUR	2,600,000	3,667,578
4.00%, 2/1/2017	EUR	4,000,000	5,847,858
4.00%, 9/1/2020	EUR	3,000,000	4,340,541
4.00%, 2/1/2037	EUR	2,765,000	3,501,563
4.25%, 2/1/2015	EUR	1,500,000	2,139,060
4.25%, 2/1/2019	EUR	1,750,000	2,580,934
4.25%, 9/1/2019	EUR	2,350,000	3,458,701
4.25%, 3/1/2020	EUR	1,500,000	2,195,900
4.50%, 7/15/2015	EUR	3,000,000	4,339,288
4.50%, 2/1/2018	EUR	1,000,000	1,488,274
4.50%, 8/1/2018	EUR	1,475,000	2,203,061
4.50%, 3/1/2019	EUR	2,250,000	3,350,278
4.50%, 2/1/2020	EUR	1,750,000	2,593,145
4.50%, 5/1/2023	EUR	5,500,000	7,933,406
4.50%, 3/1/2024	EUR	2,000,000	2,858,694
4.50%, 3/1/2026	EUR	5,500,000	7,833,367
4.75%, 9/15/2016	EUR	5,000,000	7,435,395
4.75%, 5/1/2017	EUR	5,000,000	7,471,242
4.75%, 6/1/2017	EUR	5,000,000	7,466,874
4.75%, 9/1/2021	EUR	2,400,000	3,581,087
4.75%, 8/1/2023 (a)	EUR	1,475,000	2,170,440
4.75%, 9/1/2028 (a)	EUR	4,500,000	6,433,922
4.75%, 9/1/2044 (a)	EUR	1,500,000	2,042,824
5.00%, 3/1/2022	EUR	5,000,000	7,530,046
5.00%, 3/1/2025 (a)	EUR	4,000,000	5,912,296
5.00%, 8/1/2034	EUR	5,000,000	7,155,623
5.00%, 8/1/2039	EUR	1,500,000	2,135,546
5.00%, 9/1/2040	EUR	3,500,000	4,968,955
5.25%, 8/1/2017	EUR	6,000,000	9,121,982
5.25%, 11/1/2029	EUR	1,750,000	2,601,672
5.50%, 9/1/2022	EUR	4,250,000	6,566,653
5.50%, 11/1/2022	EUR	7,000,000	10,855,211
5.75%, 2/1/2033	EUR	4,000,000	6,278,489
6.00%, 5/1/2031	EUR	1,250,000	2,005,433
6.50%, 11/1/2027	EUR	2,885,000	4,809,054

			224,168,301

JAPAN — 22.5%
Government of Japan 2 Year Bond:
0.10%, 1/15/2015	JPY	1,000,000,000	9,514,876
0.10%, 4/15/2015	JPY	400,000,000	3,805,680
0.10%, 9/15/2015	JPY	1,100,000,000	10,463,579
0.10%, 12/15/2015	JPY	500,000,000	4,755,407
0.10%, 10/15/2015	JPY	200,000,000	1,902,376

See accompanying notes to financial statements.

223

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 5 Year Bond:
0.40%, 6/20/2016	JPY	400,000,000	$3,830,741
0.20%, 9/20/2018 (b)	JPY	800,000,000	7,598,078
0.40%, 3/20/2018	JPY	550,000,000	5,275,044
0.30%, 6/20/2018	JPY	300,000,000	2,864,082
0.50%, 3/20/2015	JPY	660,000,000	6,309,846
0.30%, 3/20/2017	JPY	400,000,000	3,823,205
0.30%, 6/20/2016	JPY	415,000,000	3,964,700
0.20%, 12/20/2017	JPY	950,000,000	9,040,885
0.30%, 3/20/2018	JPY	600,000,000	5,730,624
0.50%, 3/20/2016	JPY	600,000,000	5,755,684
0.40%, 6/20/2018	JPY	200,000,000	1,917,829
0.10%, 12/20/2017	JPY	500,000,000	4,739,603
0.20%, 6/20/2017	JPY	900,000,000	8,572,045
0.20%, 9/20/2017	JPY	700,000,000	6,664,602
0.60%, 12/20/2015	JPY	459,750,000	4,415,363
0.20%, 12/20/2018	JPY	500,000,000	4,744,907
0.40%, 6/20/2015	JPY	400,000,000	3,822,060
0.10%, 3/20/2018	JPY	540,000,000	5,114,533
Government of Japan 10 Year Bond:
1.70%, 9/20/2016	JPY	777,000,000	7,704,479
1.00%, 9/20/2020	JPY	315,000,000	3,109,313
0.60%, 12/20/2023	JPY	500,000,000	4,694,720
0.80%, 6/20/2023	JPY	500,000,000	4,799,834
0.90%, 6/20/2022	JPY	400,000,000	3,891,697
1.10%, 9/20/2021	JPY	715,000,000	7,082,741
0.80%, 6/20/2022	JPY	199,950,000	1,929,709
1.20%, 6/20/2021	JPY	625,000,000	6,240,266
0.90%, 3/20/2022	JPY	185,000,000	1,801,696
1.60%, 12/20/2015	JPY	409,500,000	4,009,032
1.30%, 3/20/2020	JPY	600,000,000	6,034,554
1.00%, 12/20/2021	JPY	250,000,000	2,455,537
1.80%, 6/20/2017	JPY	300,000,000	3,014,842
1.70%, 3/20/2017	JPY	680,000,000	6,789,137
0.80%, 9/20/2020	JPY	400,000,000	3,898,064
1.70%, 12/20/2016	JPY	745,100,000	7,414,562
1.30%, 12/20/2019	JPY	527,000,000	5,298,465
1.30%, 3/20/2021	JPY	275,000,000	2,765,628
1.20%, 12/20/2020	JPY	500,000,000	4,996,613
1.50%, 6/20/2018	JPY	240,000,000	2,412,810
0.80%, 9/20/2023 (b)	JPY	1,500,000,000	14,379,035
1.70%, 9/20/2017	JPY	648,000,000	6,511,141
0.30%, 12/20/2016	JPY	1,135,000,000	10,848,075
0.70%, 12/20/2022	JPY	650,000,000	6,202,263
1.30%, 3/20/2018	JPY	300,000,000	2,984,841
1.50%, 12/20/2017	JPY	500,000,000	5,002,222
1.90%, 6/20/2016	JPY	202,600,000	2,011,267
1.00%, 3/20/2022	JPY	400,000,000	3,925,990
0.60%, 3/20/2023	JPY	1,520,000,000	14,353,280
0.80%, 12/20/2022	JPY	350,000,000	3,368,598
0.80%, 9/20/2022	JPY	400,000,000	3,855,234
1.50%, 9/20/2015	JPY	625,000,000	6,087,199
Government of Japan 20 Year Bond:
2.20%, 3/20/2031	JPY	400,000,000	4,299,822
2.10%, 9/21/2021	JPY	650,000,000	6,904,972
2.90%, 9/20/2019	JPY	400,000,000	4,361,425
2.10%, 9/20/2025	JPY	480,000,000	5,209,638
2.10%, 9/20/2029	JPY	457,750,000	4,907,635
1.90%, 9/20/2030	JPY	231,000,000	2,393,620
1.90%, 3/20/2031	JPY	55,000,000	567,196
1.80%, 9/20/2030	JPY	251,350,000	2,568,692
2.30%, 6/20/2027	JPY	1,696,200,000	18,810,641
1.80%, 9/20/2031	JPY	260,000,000	2,628,341
1.90%, 9/20/2022	JPY	750,000,000	7,892,172
2.10%, 12/20/2030	JPY	150,000,000	1,593,922
1.50%, 3/20/2033	JPY	260,000,000	2,459,592
2.60%, 3/20/2019	JPY	468,300,000	4,991,386
0.30%, 9/20/2018	JPY	900,000,000	8,587,904
1.70%, 9/20/2033	JPY	930,000,000	9,031,596
1.70%, 9/20/2032	JPY	500,000,000	4,918,753
2.10%, 9/20/2024	JPY	200,000,000	2,161,593
1.80%, 12/20/2031	JPY	535,000,000	5,392,406
1.60%, 3/20/2032	JPY	20,000,000	194,947
1.90%, 12/20/2023	JPY	335,000,000	3,542,675
1.70%, 12/20/2032	JPY	700,000,000	6,864,249
1.90%, 3/20/2029	JPY	404,300,000	4,240,532
Government of Japan 30 Year Bond:
2.00%, 9/20/2040	JPY	332,200,000	3,363,534
2.30%, 3/20/2039	JPY	465,900,000	4,991,489
2.50%, 9/20/2034	JPY	650,000,000	7,142,956
1.80%, 9/20/2043	JPY	250,000,000	2,415,882
2.30%, 3/20/2040	JPY	301,550,000	3,235,469
2.20%, 3/20/2041	JPY	205,550,000	2,165,510
2.50%, 9/20/2035	JPY	610,000,000	6,715,473
1.70%, 6/20/2033	JPY	310,000,000	3,020,590
2.00%, 3/20/2042	JPY	100,000,000	1,011,557
2.40%, 3/20/2037	JPY	460,700,000	5,000,588
1.90%, 9/20/2042	JPY	200,000,000	1,979,337
1.80%, 3/20/2043	JPY	200,000,000	1,934,528
Government of Japan 40 Year Bond:
1.90%, 3/20/2053 (b)	JPY	300,000,000	2,945,218
2.00%, 3/20/2052	JPY	500,000,000	5,044,926

			459,989,359

MEXICO — 3.6%
Mexican Bonos:
4.75%, 6/14/2018	MXN	50,000,000	3,726,486
5.00%, 6/15/2017	MXN	101,000,000	7,762,290
6.00%, 6/18/2015	MXN	81,000,000	6,383,305
6.25%, 6/16/2016	MXN	44,000,000	3,527,757
6.50%, 6/10/2021	MXN	32,000,000	2,506,722
6.50%, 6/9/2022	MXN	125,000,000	9,648,234
7.50%, 6/3/2027	MXN	44,250,000	3,602,697
7.75%, 12/14/2017	MXN	12,000,000	1,004,352
7.75%, 5/29/2031	MXN	56,100,000	4,484,102
7.75%, 11/13/2042	MXN	47,000,000	3,663,378
8.00%, 12/17/2015	MXN	22,000,000	1,811,281
8.00%, 6/11/2020	MXN	22,000,000	1,876,763
8.00%, 12/7/2023	MXN	37,000,000	3,142,153
8.50%, 5/31/2029	MXN	43,400,000	3,763,854
8.50%, 11/18/2038	MXN	30,000,000	2,530,063
10.00%, 11/20/2036	MXN	41,500,000	4,024,171
United Mexican States:
7.25%, 12/15/2016	MXN	53,350,000	4,383,888

See accompanying notes to financial statements.

224

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

8.50%, 12/13/2018	MXN	27,250,000	$2,352,183
10.00%, 12/5/2024	MXN	40,000,000	3,899,844

			74,093,523

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015	EUR	4,500,000	6,243,881
1.25%, 1/15/2018 (a)	EUR	4,500,000	6,289,084
1.25%, 1/15/2019 (a)	EUR	3,500,000	4,835,382
1.75%, 7/15/2023 (a)	EUR	2,500,000	3,303,255
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,804,232
2.50%, 1/15/2017 (a)	EUR	4,400,000	6,414,970
2.50%, 1/15/2033 (a)	EUR	2,000,000	2,618,545
3.25%, 7/15/2015 (a)	EUR	7,900,000	11,385,187
3.25%, 7/15/2021 (a)	EUR	4,000,000	6,071,648
3.50%, 7/15/2020 (a)	EUR	5,880,000	9,082,451
3.75%, 1/15/2023 (a)	EUR	3,400,000	5,316,406
3.75%, 1/15/2042 (a)	EUR	3,200,000	5,133,909
4.00%, 7/15/2018 (a)	EUR	3,410,000	5,311,269
4.00%, 1/15/2037 (a)	EUR	3,170,000	5,194,981
4.50%, 7/15/2017 (a)	EUR	3,000,000	4,676,830
5.50%, 1/15/2028 (a)	EUR	3,180,000	5,855,505
Netherlands Government Bond Zero Coupon, 4/15/2016 (a)(c)	EUR	1,200,000	1,639,228

			92,176,763

POLAND — 3.5%
Poland Government Bond:
Zero Coupon, 7/25/2015 (c)	PLN	7,500,000	2,381,604
Zero Coupon, 1/25/2016 (c)	PLN	500,000	155,761
2.50%, 7/25/2018	PLN	5,000,000	1,574,177
3.75%, 4/25/2018	PLN	24,000,000	8,014,128
4.00%, 10/25/2023	PLN	11,000,000	3,547,399
4.75%, 10/25/2016	PLN	10,000,000	3,443,305
4.75%, 4/25/2017	PLN	16,600,000	5,737,891
5.00%, 4/25/2016	PLN	17,000,000	5,870,520
5.25%, 10/25/2017	PLN	16,100,000	5,671,776
5.25%, 10/25/2020	PLN	15,650,000	5,562,354
5.50%, 4/25/2015	PLN	12,000,000	4,117,196
5.50%, 10/25/2019	PLN	10,025,000	3,594,687
5.75%, 10/25/2021	PLN	20,350,000	7,411,771
5.75%, 9/23/2022	PLN	11,960,000	4,372,966
5.75%, 4/25/2029	PLN	6,700,000	2,479,097
6.25%, 10/24/2015	PLN	18,715,000	6,573,003

			70,507,635

SOUTH AFRICA — 3.0%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	40,000,000	2,806,154
6.50%, 2/28/2041	ZAR	32,500,000	2,286,597
6.75%, 3/31/2021	ZAR	55,500,000	5,039,572
7.00%, 2/28/2031	ZAR	60,000,000	4,776,513
7.25%, 1/15/2020	ZAR	81,785,000	7,726,033
7.75%, 2/28/2023	ZAR	83,000,000	7,850,875
8.00%, 12/21/2018	ZAR	59,500,000	5,874,672
8.00%, 1/31/2030	ZAR	2,000,000	178,553
8.25%, 9/15/2017	ZAR	74,000,000	7,367,168
8.50%, 1/31/2037	ZAR	50,000,000	4,502,843
8.75%, 2/28/2048	ZAR	30,000,000	2,716,506
10.50%, 12/21/2026	ZAR	57,600,000	6,480,358
10.50%, 12/21/2026	ZAR	6,000,000	675,037
13.50%, 9/15/2015	ZAR	34,000,000	3,625,332

			61,906,213

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,500,000	2,106,545
3.00%, 4/30/2015	EUR	1,000,000	1,410,414
3.15%, 1/31/2016	EUR	3,660,000	5,199,859
3.25%, 4/30/2016	EUR	2,300,000	3,275,303
3.30%, 7/30/2016	EUR	500,000	712,557
3.75%, 10/31/2015	EUR	1,250,000	1,794,107
3.75%, 10/31/2018	EUR	1,000,000	1,441,035
3.80%, 1/31/2017	EUR	3,250,000	4,707,224
4.00%, 7/30/2015	EUR	2,800,000	4,002,673
4.00%, 4/30/2020	EUR	3,250,000	4,648,942
4.10%, 7/30/2018	EUR	2,100,000	3,062,107
4.20%, 1/31/2037	EUR	3,100,000	3,859,370
4.25%, 10/31/2016	EUR	2,750,000	4,028,849
4.30%, 10/31/2019	EUR	500,000	733,035
4.40%, 1/31/2015	EUR	3,000,000	4,278,657
4.40%, 10/31/2023 (a)	EUR	3,500,000	4,910,116
4.50%, 1/31/2018	EUR	1,500,000	2,224,393
4.60%, 7/30/2019	EUR	3,700,000	5,513,455
4.65%, 7/30/2025	EUR	2,700,000	3,818,758
4.70%, 7/30/2041	EUR	1,800,000	2,392,506
4.80%, 1/31/2024	EUR	1,300,000	1,882,024
4.85%, 10/31/2020	EUR	2,500,000	3,709,096
4.90%, 7/30/2040	EUR	1,000,000	1,367,098
5.50%, 7/30/2017	EUR	2,500,000	3,823,121
5.50%, 4/30/2021	EUR	3,000,000	4,591,672
5.75%, 7/30/2032	EUR	1,200,000	1,857,917
5.85%, 1/31/2022	EUR	3,300,000	5,160,655
5.90%, 7/30/2026	EUR	1,000,000	1,565,075
6.00%, 1/31/2029	EUR	2,200,000	3,464,510

			91,541,073

SWEDEN — 3.2%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	69,000,000	9,794,249
2.25%, 6/1/2032	SEK	13,000,000	1,803,643
3.00%, 7/12/2016	SEK	28,500,000	4,645,536
3.50%, 6/1/2022	SEK	52,320,000	8,872,177
3.50%, 3/30/2039	SEK	32,300,000	5,236,522
3.75%, 8/12/2017	SEK	56,635,000	9,540,933
4.25%, 3/12/2019	SEK	51,000,000	8,892,642
4.50%, 8/12/2015	SEK	56,000,000	9,223,756
5.00%, 12/1/2020	SEK	41,850,000	7,705,845

			65,715,303

UNITED KINGDOM — 12.3%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	10,000,000	16,259,064
1.25%, 7/22/2018	GBP	5,000,000	8,053,096

See accompanying notes to financial statements.

225

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

1.75%, 1/22/2017	GBP	3,700,000	$6,226,232
1.75%, 7/22/2019	GBP	450,000	726,307
1.75%, 9/7/2022	GBP	5,000,000	7,565,662
2.00%, 1/22/2016	GBP	4,500,000	7,638,852
2.25%, 9/7/2023	GBP	6,000,000	9,286,985
2.75%, 1/22/2015	GBP	4,500,000	7,627,612
3.25%, 1/22/2044	GBP	3,100,000	4,731,323
3.50%, 7/22/2068	GBP	4,000,000	6,463,279
3.75%, 9/7/2019	GBP	4,500,000	8,062,189
3.75%, 9/7/2020	GBP	4,300,000	7,694,013
3.75%, 9/7/2021	GBP	2,750,000	4,903,482
3.75%, 7/22/2052	GBP	3,000,000	5,092,617
4.00%, 9/7/2016	GBP	4,400,000	7,876,252
4.00%, 3/7/2022	GBP	3,900,000	7,060,544
4.00%, 1/22/2060	GBP	2,300,000	4,165,015
4.25%, 12/7/2027	GBP	4,000,000	7,252,647
4.25%, 6/7/2032	GBP	2,975,000	5,414,901
4.25%, 3/7/2036	GBP	1,500,000	2,726,351
4.25%, 9/7/2039	GBP	1,100,000	2,008,379
4.25%, 12/7/2040	GBP	3,200,000	5,851,196
4.25%, 12/7/2046	GBP	2,825,000	5,233,447
4.25%, 12/7/2049	GBP	2,700,000	5,054,780
4.25%, 12/7/2055	GBP	2,650,000	5,018,591
4.50%, 3/7/2019	GBP	4,200,000	7,785,986
4.50%, 9/7/2034	GBP	7,500,000	14,084,161
4.50%, 12/7/2042	GBP	2,825,000	5,411,526
4.75%, 9/7/2015	GBP	4,000,000	7,085,698
4.75%, 3/7/2020	GBP	4,600,000	8,687,274
4.75%, 12/7/2030	GBP	5,200,000	10,016,072
4.75%, 12/7/2038	GBP	3,914,000	7,691,555
5.00%, 3/7/2018	GBP	4,100,000	7,701,514
5.00%, 3/7/2025	GBP	3,000,000	5,813,682
6.00%, 12/7/2028	GBP	2,850,000	6,145,795
8.00%, 12/7/2015	GBP	1,000,000	1,892,314
8.00%, 6/7/2021	GBP	3,375,000	7,641,535
8.75%, 8/25/2017	GBP	1,000,000	2,083,501

			250,033,429

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $2,009,006,128)			1,998,229,770

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)(f) (Cost $617,438)		617,438	617,438

TOTAL INVESTMENTS — 98.0% (g)
(Cost $2,009,623,566)			1,998,847,208
OTHER ASSETS & LIABILITIES — 2.0%			41,735,163

NET ASSETS — 100.0%			$2,040,582,371

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.7% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	When-issued security.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

See accompanying notes to financial statements.

226

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.4%
AUSTRALIA — 3.8%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$446,085
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	422,426
2.25%, 9/25/2020	EUR	200,000	276,243
3.25%, 9/25/2024	GBP	200,000	308,017
3.75%, 10/18/2017	AUD	200,000	176,800
4.30%, 9/25/2042	GBP	200,000	315,346
6.38%, 4/4/2016	EUR	300,000	464,585
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	300,000	450,755
4.38%, 2/25/2020	EUR	200,000	311,014
6.50%, 7/21/2015	AUD	300,000	281,903
National Australia Bank, Ltd.:
2.00%, 11/12/2020	EUR	200,000	270,568
2.75%, 8/8/2022	EUR	350,000	489,774
3.50%, 1/23/2015	EUR	450,000	638,890
4.00%, 7/13/2020	EUR	220,000	336,940
4.75%, 7/15/2016	EUR	200,000	301,864
5.50%, 5/20/2015	EUR	300,000	440,734
6.00%, 2/15/2017	AUD	300,000	285,399
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	267,777
3.50%, 9/21/2022	EUR	300,000	439,325
4.25%, 3/23/2020	EUR	150,000	231,810
4.75%, 3/21/2017	EUR	300,000	460,391
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	305,080
4.25%, 9/22/2016	EUR	350,000	523,710
7.25%, 11/18/2016	AUD	400,000	392,113

			8,837,549

BELGIUM — 0.2%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	200,000	380,012

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	400,000	586,869

DENMARK — 0.6%
Carlsberg Breweries A/S 3.38%, 10/13/2017	EUR	200,000	293,164
Danske Bank A/S:
2.50%, 7/9/2015	EUR	200,000	282,591
3.88%, 5/18/2016	EUR	300,000	441,088
3.88%, 2/28/2017	EUR	200,000	297,882

			1,314,725

FRANCE — 14.3%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022 (a)	EUR	350,000	590,105
AXA SA 4.50%, 1/23/2015	EUR	250,000	357,954
Banque Federative du Credit Mutuel:
1.63%, 1/11/2018	EUR	400,000	550,609
2.00%, 9/19/2019	EUR	200,000	273,742
2.63%, 2/24/2021	EUR	300,000	417,441
3.00%, 11/28/2023	EUR	300,000	417,891
3.25%, 8/23/2022	EUR	300,000	431,760
4.13%, 7/20/2020	EUR	300,000	457,889
4.38%, 5/31/2016	EUR	350,000	520,928
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	412,337
2.00%, 1/28/2019	EUR	200,000	278,061
2.50%, 8/23/2019	EUR	200,000	283,700
2.63%, 9/16/2016	EUR	200,000	287,330
2.88%, 7/13/2015	EUR	400,000	568,393
2.88%, 11/27/2017	EUR	250,000	363,363
2.88%, 10/24/2022	EUR	300,000	421,758
2.88%, 9/26/2023	EUR	500,000	696,223
3.00%, 2/24/2017	EUR	200,000	290,537
3.50%, 3/7/2016	EUR	350,000	508,591
3.75%, 11/25/2020 (a)	EUR	400,000	604,044
4.13%, 1/14/2022	EUR	300,000	460,713
4.50%, 3/21/2023	EUR	300,000	476,469
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	222,654
4.25%, 7/22/2020 (a)	EUR	200,000	308,296
6.13%, 7/3/2015	EUR	300,000	446,003
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	269,499
1.88%, 12/19/2017	EUR	300,000	418,264
3.88%, 4/25/2021	EUR	200,000	297,368
4.00%, 4/9/2020 (a)	EUR	200,000	300,113
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	200,000	285,473
3.31%, 1/25/2023	EUR	200,000	276,229
Cie de St-Gobain:
3.50%, 9/30/2015	EUR	200,000	287,891
4.75%, 4/11/2017	EUR	300,000	458,466
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	484,485
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	200,000	277,872
1.88%, 10/18/2017	EUR	300,000	420,071
2.38%, 11/27/2020	EUR	300,000	414,704
3.00%, 7/20/2015	EUR	400,000	569,391
3.13%, 7/17/2023	EUR	300,000	427,412
3.63%, 3/8/2016	EUR	200,000	291,249
3.88%, 2/13/2019	EUR	300,000	452,441
5.13%, 4/18/2023	EUR	200,000	333,221
Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	300,000	462,538
Danone 2.25%, 11/15/2021	EUR	200,000	274,157
France Telecom SA:
3.00%, 6/15/2022	EUR	200,000	279,302
3.63%, 10/14/2015	EUR	300,000	433,755
3.88%, 4/9/2020	EUR	200,000	298,831
3.88%, 1/14/2021	EUR	300,000	448,266
4.75%, 2/21/2017	EUR	400,000	609,283
5.00%, 5/12/2016	GBP	300,000	531,231
5.63%, 5/22/2018	EUR	300,000	480,524

See accompanying notes to financial statements.

227

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

8.13%, 1/28/2033	EUR	300,000	$610,056
GDF Suez:
1.50%, 2/1/2016	EUR	200,000	279,854
2.25%, 6/1/2018	EUR	250,000	355,029
2.75%, 10/18/2017	EUR	200,000	290,492
3.00%, 2/1/2023	EUR	200,000	283,383
3.50%, 10/18/2022	EUR	300,000	443,076
5.00%, 10/1/2060	GBP	250,000	444,504
5.63%, 1/18/2016	EUR	300,000	454,059
6.13%, 2/11/2021	GBP	150,000	291,304
6.38%, 1/18/2021	EUR	200,000	349,127
Gie GDF Suez Alliance 5.75%, 6/24/2023 (a)	EUR	250,000	427,226
HSBC France SA 1.88%, 1/16/2020	EUR	200,000	272,326
Pernod-Ricard SA:
4.88%, 3/18/2016	EUR	300,000	446,193
5.00%, 3/15/2017	EUR	200,000	304,926
Sanofi:
1.88%, 9/4/2020	EUR	300,000	408,800
2.50%, 11/14/2023	EUR	200,000	271,602
4.50%, 5/18/2016	EUR	300,000	449,583
Schneider Electric SA 4.00%, 8/11/2017	EUR	250,000	378,202
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	304,343
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	417,272
2.38%, 7/13/2015	EUR	200,000	282,146
2.38%, 2/28/2018	EUR	300,000	428,453
3.00%, 3/31/2015	EUR	300,000	425,025
3.13%, 9/21/2017	EUR	250,000	366,876
4.00%, 4/20/2016	EUR	300,000	441,815
4.25%, 7/13/2022 (a)	EUR	200,000	312,782
4.75%, 3/2/2021	EUR	300,000	481,955
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	477,759
Veolia Environnement SA 5.13%, 5/24/2022	EUR	250,000	404,017
Vinci SA 4.13%, 2/20/2017	EUR	200,000	299,415
Vivendi SA:
4.13%, 7/18/2017	EUR	300,000	448,380
4.75%, 7/13/2021	EUR	200,000	304,949

			32,883,756

GERMANY — 4.5%
BASF SE 2.00%, 12/5/2022	EUR	300,000	402,144
Bertelsmann AG 4.75%, 9/26/2016	EUR	200,000	302,890
BPCE SA:
2.88%, 9/22/2015	EUR	350,000	498,847
3.75%, 7/21/2017	EUR	500,000	743,693
4.50%, 2/10/2022	EUR	300,000	471,961
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	294,440
3.88%, 3/22/2017	EUR	400,000	592,392
4.00%, 9/16/2020	EUR	250,000	373,560
4.75%, 1/26/2015	EUR	200,000	287,394
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	346,286
1.50%, 11/19/2018	EUR	200,000	275,342
1.75%, 5/21/2015	EUR	200,000	279,873
4.13%, 1/19/2017	EUR	200,000	300,715
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	1,000,000	1,361,155
5.13%, 8/31/2017	EUR	800,000	1,257,800
Linde AG 1.75%, 9/17/2020	EUR	200,000	270,880
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	300,000	427,117
4.50%, 3/24/2020	EUR	300,000	470,987
Metro AG 7.63%, 3/5/2015	EUR	250,000	370,925
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	200,000	278,841
2.38%, 9/6/2022	EUR	200,000	272,666
2.75%, 7/13/2015	EUR	300,000	425,700

			10,305,608

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	300,000	427,370
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	350,000	529,401

			956,771

IRELAND — 2.6%
GE Capital European Funding:
1.00%, 5/2/2017	EUR	300,000	409,910
1.25%, 10/15/2015	EUR	200,000	277,574
2.00%, 2/27/2015	EUR	500,000	698,904
2.25%, 7/20/2020	EUR	300,000	410,810
2.63%, 3/15/2023	EUR	200,000	270,649
2.88%, 9/17/2015	EUR	300,000	427,440
2.88%, 6/18/2019	EUR	300,000	430,564
3.75%, 4/4/2016	EUR	300,000	438,497
4.13%, 10/27/2016	EUR	300,000	447,514
4.25%, 3/1/2017	EUR	300,000	450,718
5.25%, 5/18/2015	EUR	450,000	657,388
5.38%, 1/16/2018	EUR	300,000	473,598
5.38%, 1/23/2020	EUR	300,000	485,179
6.00%, 1/15/2019	EUR	100,000	163,965

			6,042,710

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	284,877

ITALY — 6.6%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	350,000	523,752
Atlantia SpA:
3.38%, 9/18/2017	EUR	400,000	581,364
4.50%, 2/8/2019	EUR	200,000	303,134
5.63%, 5/6/2016	EUR	300,000	453,669

See accompanying notes to financial statements.

228

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

5.88%, 6/9/2024 (a)	EUR	200,000	$335,889
Enel SpA 5.25%, 6/20/2017	EUR	250,000	382,707
ENI SpA:
3.25%, 7/10/2023 (a)	EUR	200,000	279,939
3.50%, 1/29/2018	EUR	150,000	222,093
4.00%, 6/29/2020	EUR	300,000	452,002
4.13%, 9/16/2019	EUR	300,000	454,613
4.25%, 2/3/2020	EUR	200,000	304,913
4.75%, 11/14/2017	EUR	400,000	618,708
5.00%, 1/28/2016	EUR	300,000	447,072
Intesa Sanpaolo SpA:
3.00%, 1/28/2019	EUR	200,000	277,353
3.75%, 11/23/2016	EUR	300,000	433,448
4.00%, 11/9/2017	EUR	500,000	725,854
4.00%, 11/8/2018	EUR	300,000	436,657
4.00%, 10/30/2023	EUR	300,000	415,953
4.13%, 1/14/2016	EUR	300,000	432,885
4.13%, 9/19/2016	EUR	300,000	436,310
4.13%, 4/14/2020	EUR	200,000	287,964
4.38%, 10/15/2019	EUR	300,000	439,503
4.75%, 6/15/2017	EUR	250,000	371,770
4.88%, 7/10/2015	EUR	200,000	289,635
5.00%, 2/28/2017	EUR	200,000	298,902
Snam SpA:
2.38%, 6/30/2017	EUR	300,000	424,709
3.50%, 2/13/2020	EUR	300,000	435,398
3.88%, 3/19/2018	EUR	300,000	446,821
4.38%, 7/11/2016	EUR	200,000	296,460
5.00%, 1/18/2019	EUR	250,000	390,422
5.25%, 9/19/2022	EUR	200,000	320,057
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	300,000	447,249
4.75%, 3/15/2021	EUR	250,000	390,363
UniCredit SpA:
3.38%, 1/11/2018 (a)	EUR	200,000	283,959
3.63%, 1/24/2019	EUR	300,000	426,612
4.38%, 9/11/2015	EUR	300,000	433,122
4.88%, 3/7/2017	EUR	400,000	597,201

			15,098,462

JAPAN — 0.4%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	962,097

LUXEMBOURG — 0.6%
Glencore Finance Europe SA:
4.63%, 4/3/2018	EUR	300,000	452,904
5.25%, 3/22/2017	EUR	250,000	381,802
Novartis Finance SA 4.25%, 6/15/2016	EUR	400,000	597,989

			1,432,695

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021 (a)	EUR	200,000	278,720
3.75%, 6/28/2017	EUR	350,000	521,646
4.13%, 10/25/2019	EUR	200,000	303,160
4.38%, 8/7/2041	GBP	200,000	300,053

			1,403,579

NETHERLANDS — 23.4%
ABB Finance BV 2.63%, 3/26/2019	EUR	300,000	428,788
ABN Amro Bank NV:
2.50%, 11/29/2023	EUR	200,000	264,092
3.63%, 10/6/2017	EUR	300,000	446,089
4.13%, 3/28/2022	EUR	350,000	532,874
4.25%, 4/11/2016	EUR	300,000	443,652
4.75%, 1/11/2019	EUR	200,000	311,957
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	400,000	594,775
4.00%, 11/23/2016	EUR	350,000	524,564
4.50%, 3/13/2043	GBP	200,000	330,073
4.75%, 7/22/2019	EUR	300,000	474,687
BASF Finance Europe NV 5.13%, 6/9/2015	EUR	350,000	513,366
BMW Finance NV:
1.00%, 10/24/2016	EUR	250,000	345,387
2.13%, 1/13/2015	EUR	200,000	279,998
3.25%, 1/28/2016	EUR	300,000	434,233
3.25%, 1/14/2019	EUR	200,000	296,128
3.38%, 12/14/2018	GBP	150,000	257,514
3.63%, 1/29/2018	EUR	400,000	600,092
3.88%, 1/18/2017	EUR	300,000	448,256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.38%, 5/22/2023	EUR	300,000	397,599
3.00%, 2/16/2015	EUR	750,000	1,061,699
3.38%, 1/18/2016	EUR	500,000	724,416
3.38%, 4/21/2017	EUR	500,000	737,258
3.50%, 10/17/2018	EUR	400,000	595,972
3.88%, 4/20/2016	EUR	950,000	1,395,326
4.00%, 9/10/2015	GBP	250,000	432,556
4.00%, 1/11/2022	EUR	600,000	905,416
4.13%, 1/14/2020	EUR	600,000	913,246
4.13%, 1/12/2021	EUR	750,000	1,141,491
4.13%, 7/14/2025	EUR	750,000	1,133,711
4.25%, 1/16/2017	EUR	600,000	903,196
4.38%, 5/5/2016	EUR	500,000	743,011
4.38%, 6/7/2021	EUR	200,000	309,040
4.75%, 1/15/2018	EUR	700,000	1,087,229
4.75%, 6/6/2022	EUR	300,000	475,260
6.50%, 4/20/2015	AUD	250,000	232,675
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	200,000	272,647
4.00%, 1/19/2015	EUR	400,000	570,932
4.25%, 7/13/2022	EUR	250,000	382,956
5.75%, 4/14/2015	EUR	300,000	440,088
6.00%, 1/20/2017	EUR	500,000	786,313
6.50%, 4/8/2022	GBP	200,000	388,009
E.ON International Finance BV:
5.25%, 9/8/2015	EUR	250,000	370,426
5.50%, 1/19/2016	EUR	400,000	602,777
5.50%, 10/2/2017	EUR	500,000	792,176
5.75%, 5/7/2020	EUR	400,000	667,558

See accompanying notes to financial statements.

229

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

5.88%, 10/30/2037	GBP	200,000	$383,499
6.00%, 10/30/2019	GBP	200,000	380,811
6.38%, 6/7/2032	GBP	300,000	601,516
6.75%, 1/27/2039	GBP	150,000	320,683
EADS Finance BV 4.63%, 8/12/2016	EUR	250,000	377,300
Enel Finance International NV:
3.63%, 4/17/2018	EUR	400,000	584,526
4.00%, 9/14/2016	EUR	350,000	513,409
4.13%, 7/12/2017 (a)	EUR	200,000	296,173
4.63%, 6/24/2015	EUR	300,000	434,228
4.88%, 3/11/2020	EUR	200,000	306,048
4.88%, 4/17/2023	EUR	400,000	607,294
5.00%, 9/14/2022	EUR	450,000	685,627
5.63%, 8/14/2024	GBP	150,000	254,662
5.75%, 10/24/2018 (b)	EUR	200,000	317,589
5.75%, 9/14/2040	GBP	300,000	462,168
Fortis Bank Nederland NV 4.00%, 2/3/2015	EUR	500,000	713,034
Heineken NV 2.13%, 8/4/2020	EUR	200,000	271,842
HIT Finance BV:
4.88%, 10/27/2021	EUR	250,000	384,648
5.75%, 3/9/2018	EUR	300,000	472,618
Iberdrola International BV:
3.50%, 2/1/2021	EUR	200,000	288,429
4.25%, 10/11/2018	EUR	200,000	303,061
4.50%, 9/21/2017	EUR	300,000	455,148
ING Bank NV:
1.88%, 2/27/2018	EUR	400,000	556,914
2.13%, 7/10/2015	EUR	300,000	421,467
3.38%, 3/3/2015	EUR	400,000	567,642
3.88%, 5/24/2016	EUR	500,000	734,251
4.25%, 1/13/2017	EUR	300,000	450,052
4.50%, 2/21/2022	EUR	400,000	623,846
ING Groep NV 4.75%, 5/31/2017	EUR	450,000	685,151
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	250,000	357,632
4.50%, 3/27/2017	EUR	200,000	303,159
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	250,000	363,166
4.00%, 6/22/2015	EUR	200,000	287,611
4.75%, 1/17/2017	EUR	350,000	528,309
5.75%, 9/17/2029	GBP	150,000	263,452
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	308,305
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	200,000	285,927
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	300,000	407,628
3.63%, 10/7/2021	EUR	300,000	427,139
4.88%, 2/19/2019	EUR	200,000	307,208
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	400,000	568,721
RWE Finance BV:
5.00%, 2/10/2015	EUR	350,000	505,015
5.00%, 2/10/2015	EUR	200,000	288,580
6.13%, 7/6/2039	GBP	200,000	379,013
6.25%, 6/3/2030	GBP	150,000	283,536
6.50%, 8/10/2021	EUR	200,000	347,238
6.63%, 1/31/2019	EUR	250,000	419,131
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	286,220
Shell International Finance BV:
4.38%, 5/14/2018	EUR	500,000	776,727
4.50%, 2/9/2016	EUR	300,000	446,480
4.63%, 5/22/2017	EUR	350,000	540,468
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	268,080
1.75%, 3/12/2021	EUR	250,000	334,805
2.88%, 3/10/2028	EUR	300,000	404,392
5.13%, 2/20/2017	EUR	450,000	697,948
5.63%, 6/11/2018	EUR	350,000	567,820
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	300,000	414,586
1.88%, 5/15/2017	EUR	300,000	423,248
2.00%, 1/14/2020	EUR	300,000	413,704
2.00%, 3/26/2021	EUR	400,000	542,596
2.13%, 1/19/2015	EUR	400,000	559,436
3.25%, 1/21/2019	EUR	250,000	369,195
3.50%, 2/2/2015	EUR	200,000	283,901
7.00%, 2/9/2016	EUR	200,000	310,917

			53,714,437

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	378,663
4.25%, 1/18/2022	EUR	200,000	308,241
4.38%, 2/24/2021	EUR	500,000	776,502

			1,463,406

SPAIN — 5.9%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	250,000	373,711
5.13%, 6/12/2017	EUR	50,000	76,703
5.13%, 6/12/2017	EUR	200,000	306,813
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	200,000	282,807
3.25%, 3/21/2016	EUR	300,000	428,969
3.75%, 1/17/2018	EUR	500,000	732,446
3.88%, 8/6/2015	EUR	350,000	501,847
4.38%, 9/21/2015	EUR	300,000	434,814
CaixaBank:
2.50%, 4/18/2017	EUR	200,000	280,066
3.13%, 5/14/2018	EUR	300,000	423,686
Criteria Caixacorp SA 3.25%, 1/22/2016	EUR	200,000	284,839
Gas Natural Capital Markets SA 4.38%, 11/2/2016	EUR	200,000	298,839
Iberdrola Finanzas SAU 4.13%, 3/23/2020	EUR	250,000	376,905
Santander Consumer Finance SA 1.63%, 4/23/2015	EUR	200,000	276,951

See accompanying notes to financial statements.

230

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Santander International Debt SAU:
3.38%, 12/1/2015	EUR	300,000	$429,225
3.50%, 3/10/2015	EUR	300,000	424,579
4.00%, 3/27/2017	EUR	300,000	441,786
4.00%, 1/24/2020	EUR	300,000	442,428
4.13%, 10/4/2017	EUR	150,000	223,418
4.50%, 5/18/2015	EUR	200,000	287,873
4.63%, 3/21/2016	EUR	600,000	882,555
Telefonica Emisiones SAU:
3.66%, 9/18/2017	EUR	350,000	513,831
3.96%, 3/26/2021	EUR	200,000	291,444
3.99%, 1/23/2023 (a)	EUR	400,000	573,448
4.38%, 2/2/2016	EUR	400,000	585,739
4.69%, 11/11/2019	EUR	400,000	611,829
4.71%, 1/20/2020	EUR	200,000	305,426
4.75%, 2/7/2017	EUR	400,000	602,271
4.80%, 2/21/2018	EUR	300,000	457,940
5.38%, 2/2/2018	GBP	150,000	267,024
5.50%, 4/1/2016	EUR	400,000	601,045
5.60%, 3/12/2020	GBP	100,000	176,697
5.81%, 9/5/2017	EUR	200,000	314,161

			13,512,115

SWEDEN — 3.8%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	411,537
2.25%, 10/5/2017	EUR	400,000	570,140
2.75%, 8/11/2015	EUR	300,000	427,493
3.25%, 7/5/2022	EUR	200,000	290,619
3.63%, 2/11/2016	EUR	200,000	291,610
3.75%, 2/24/2017	EUR	300,000	446,732
3.88%, 12/15/2015	GBP	100,000	173,470
4.00%, 7/11/2019	EUR	500,000	763,177
4.00%, 6/29/2020	EUR	250,000	382,209
Skandinaviska Enskilda Banken AB 1.88%, 11/14/2019	EUR	200,000	273,247
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	300,000	418,841
2.25%, 6/14/2018	EUR	300,000	425,001
2.25%, 8/27/2020	EUR	200,000	276,180
2.63%, 8/23/2022	EUR	400,000	556,058
3.38%, 7/17/2017	EUR	200,000	295,491
3.63%, 2/16/2016	EUR	200,000	291,725
3.75%, 2/24/2017	EUR	300,000	446,329
4.38%, 10/20/2021	EUR	300,000	471,350
Swedbank AB:
1.75%, 6/18/2015	EUR	300,000	419,688
2.38%, 4/4/2016	EUR	300,000	426,613
3.38%, 2/9/2017	EUR	200,000	294,256
Volvo Treasury AB 5.00%, 5/31/2017	EUR	250,000	383,602

			8,735,368

SWITZERLAND — 0.7%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	160,000	202,993
UBS AG/London:
3.13%, 1/18/2016	EUR	300,000	432,938
6.00%, 4/18/2018	EUR	300,000	489,849
6.63%, 4/11/2018	GBP	250,000	482,516

			1,608,296

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	417,148
2.63%, 11/19/2018	EUR	200,000	278,471

			695,619

UNITED KINGDOM — 11.7%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018	EUR	200,000	276,081
3.38%, 10/20/2015	EUR	250,000	359,266
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	200,000	292,625
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	350,000	498,399
4.00%, 1/20/2017	EUR	450,000	671,494
4.13%, 3/15/2016	EUR	300,000	441,509
4.88%, 8/13/2019	EUR	450,000	717,553
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	300,000	471,122
5.88%, 3/12/2015	EUR	250,000	365,356
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	300,000	436,496
5.00%, 11/4/2036	GBP	200,000	350,075
5.13%, 12/1/2025	GBP	150,000	268,765
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	300,000	425,019
2.99%, 2/18/2019	EUR	200,000	290,791
3.83%, 10/6/2017	EUR	250,000	375,591
4.33%, 12/10/2018	GBP	200,000	356,944
British Telecommunications PLC:
6.50%, 7/7/2015	EUR	400,000	597,936
8.50%, 12/7/2016	GBP	50,000	97,620
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	324,095
7.00%, 9/19/2033	GBP	150,000	321,639
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	350,000	499,587
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	550,000	819,584
4.75%, 8/5/2019	EUR	550,000	867,638
5.13%, 9/18/2017	EUR	500,000	782,097
Diageo Finance PLC 6.63%, 12/5/2014	EUR	150,000	218,201
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	350,000	505,553
4.25%, 12/18/2045	GBP	200,000	317,087
5.25%, 12/19/2033	GBP	200,000	370,848
5.25%, 4/10/2042	GBP	250,000	463,097
5.63%, 12/13/2017	EUR	250,000	402,325
6.38%, 3/9/2039	GBP	200,000	424,907
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	440,747
3.75%, 11/30/2016	EUR	250,000	372,487
3.88%, 10/24/2018	EUR	300,000	456,497
4.00%, 1/15/2021	EUR	300,000	465,393

See accompanying notes to financial statements.

231

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

6.75%, 3/12/2015	AUD	100,000	$92,961
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	300,000	475,535
9.00%, 2/17/2022	GBP	250,000	547,680
Lloyds Bank PLC 1.88%, 10/10/2018	EUR	200,000	276,525
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	200,000	303,535
5.38%, 9/3/2019	EUR	200,000	326,050
6.38%, 6/17/2016	EUR	400,000	621,388
6.50%, 9/17/2040	GBP	250,000	506,791
Nationwide Building Society:
3.13%, 4/3/2017	EUR	200,000	290,299
3.75%, 1/20/2015	EUR	300,000	425,952
5.63%, 9/9/2019	GBP	150,000	279,770
SABMiller PLC 4.50%, 1/20/2015	EUR	200,000	286,589
Standard Chartered Bank 4.38%, 1/18/2038	GBP	200,000	309,204
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	300,000	406,250
1.75%, 10/29/2017	EUR	300,000	415,768
3.63%, 12/15/2015	EUR	300,000	435,235
3.88%, 10/20/2016	EUR	300,000	443,963
4.13%, 1/18/2019	EUR	100,000	151,448
Tesco PLC:
5.88%, 9/12/2016	EUR	250,000	388,243
6.13%, 2/24/2022	GBP	150,000	281,399
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	261,590
The Royal Bank of Scotland Group PLC 1.50%, 11/28/2016	EUR	300,000	414,844
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	531,800
5.38%, 9/30/2019	EUR	500,000	794,904
5.50%, 3/23/2020	EUR	200,000	321,041
7.50%, 4/29/2024	GBP	200,000	416,482
Vodafone Group PLC:
4.65%, 1/20/2022 (a)	EUR	300,000	473,615
6.25%, 1/15/2016	EUR	300,000	458,168
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	180,057
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	372,716

			26,834,226

UNITED STATES — 16.0%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	305,479
AT&T, Inc.:
1.88%, 12/4/2020	EUR	200,000	267,849
2.50%, 3/15/2023	EUR	300,000	399,549
2.65%, 12/17/2021	EUR	200,000	278,099
3.50%, 12/17/2025	EUR	200,000	277,751
3.55%, 12/17/2032	EUR	400,000	528,030
4.25%, 6/1/2043	GBP	200,000	291,460
4.88%, 6/1/2044	GBP	300,000	483,958
5.88%, 4/28/2017	GBP	100,000	184,510
5.88%, 4/28/2017	GBP	50,000	92,255
6.13%, 4/2/2015	EUR	100,000	146,982
6.13%, 4/2/2015	EUR	350,000	514,436
7.00%, 4/30/2040	GBP	200,000	425,732
Bank of America Corp.:
2.50%, 7/27/2020	EUR	350,000	484,043
4.63%, 8/7/2017	EUR	400,000	608,564
4.75%, 4/3/2017	EUR	350,000	531,451
6.13%, 9/15/2021	GBP	200,000	380,498
7.00%, 6/15/2016	EUR	400,000	627,840
7.00%, 7/31/2028	GBP	250,000	516,134
BMW US Capital LLC:
1.00%, 7/18/2017	EUR	200,000	274,369
5.00%, 5/28/2015	EUR	450,000	656,890
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	300,000	430,177
4.00%, 11/26/2015	EUR	200,000	291,185
4.38%, 1/30/2017	EUR	300,000	452,656
5.00%, 8/2/2019	EUR	550,000	869,317
7.38%, 9/4/2019	EUR	450,000	789,110
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	299,728
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	413,414
Heathrow Funding, Ltd.:
4.63%, 10/31/2046	GBP	200,000	320,593
5.23%, 2/15/2023	GBP	150,000	268,722
5.88%, 5/13/2041	GBP	200,000	382,378
6.45%, 12/10/2031	GBP	150,000	300,167
6.75%, 12/3/2026	GBP	150,000	304,154
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	300,000	434,037
4.88%, 5/30/2017	EUR	200,000	307,701
4.88%, 5/30/2017	EUR	100,000	153,850
International Business Machines Corp.:
1.38%, 11/19/2019	EUR	100,000	133,617
1.38%, 11/19/2019	EUR	200,000	267,235
1.88%, 11/6/2020	EUR	300,000	407,061
2.75%, 12/21/2020	GBP	200,000	322,743
2.88%, 11/7/2025	EUR	200,000	272,248
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	243,400
4.75%, 11/6/2019	EUR	100,000	162,266
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	300,000	408,126
2.63%, 4/23/2021	EUR	400,000	556,764
2.75%, 8/24/2022	EUR	300,000	416,583
2.75%, 2/1/2023	EUR	400,000	554,039
3.75%, 6/15/2016	EUR	200,000	293,721
3.88%, 9/23/2020	EUR	300,000	453,582
5.25%, 1/14/2015	EUR	250,000	360,504
Merrill Lynch & Co., Inc. 7.75%, 4/30/2018	GBP	200,000	395,410

See accompanying notes to financial statements.

232

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Morgan Stanley:
2.25%, 3/12/2018	EUR	300,000	$419,546
3.75%, 9/21/2017	EUR	300,000	442,572
4.00%, 11/17/2015	EUR	300,000	435,542
4.38%, 10/12/2016	EUR	200,000	297,825
4.50%, 2/23/2016	EUR	450,000	662,210
5.38%, 8/10/2020	EUR	300,000	482,296
5.50%, 10/2/2017	EUR	200,000	312,924
Oracle Corp. 2.25%, 1/10/2021	EUR	300,000	415,199
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	500,000	753,617
5.75%, 6/3/2021	EUR	450,000	764,791
6.50%, 6/3/2038	GBP	350,000	753,155
Philip Morris International, Inc. 1.75%, 3/19/2020	EUR	300,000	403,794
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	300,000	522,364
5.63%, 3/4/2016	EUR	400,000	608,838
6.50%, 3/4/2021	EUR	350,000	619,401
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	200,000	271,100
The Goldman Sachs Group, Inc.:
2.63%, 8/19/2020	EUR	300,000	413,089
3.25%, 2/1/2023	EUR	200,000	278,087
4.00%, 2/2/2015	EUR	430,000	611,749
4.38%, 3/16/2017	EUR	250,000	374,020
4.50%, 5/9/2016	EUR	300,000	443,681
4.50%, 1/30/2017	EUR	200,000	299,952
5.13%, 10/23/2019	EUR	200,000	314,508
6.38%, 5/2/2018	EUR	350,000	570,730
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	399,845
4.88%, 5/11/2027	EUR	200,000	328,197
5.13%, 10/24/2017	EUR	250,000	395,582
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	200,000	277,547
1.80%, 7/23/2020	EUR	200,000	270,734
6.63%, 2/3/2016	EUR	300,000	464,081
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	329,371
4.88%, 1/19/2039	GBP	250,000	449,125
5.25%, 9/28/2035	GBP	250,000	468,058
5.63%, 3/27/2034	GBP	250,000	491,223
Wells Fargo & Co.:
2.25%, 9/3/2020	EUR	200,000	275,013
2.25%, 5/2/2023	EUR	300,000	398,776
2.63%, 8/16/2022	EUR	350,000	482,677
4.13%, 11/3/2016	EUR	150,000	224,406
4.13%, 11/3/2016	EUR	150,000	224,406
4.63%, 11/2/2035	GBP	200,000	336,397

			36,826,795

TOTAL CORPORATE BONDS & NOTES —
(Cost $214,047,409)			223,879,972

	Shares
SHORT TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		2,299,590	2,299,590
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)		138,743	138,743

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $2,438,333)			2,438,333

TOTAL INVESTMENTS — 98.4% (g)
(Cost $216,485,742)			226,318,305
OTHER ASSETS & LIABILITIES — 1.6%			3,586,066

NET ASSETS — 100.0%			$229,904,371

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

233

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

At December 31, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

1/7/2014	122,000,000	JPY	855,853	EUR	$18,575	Barclays Bank PLC
1/7/2014	12,000,000	JPY	85,980	EUR	4,304	Royal Bank of Scotland PLC
1/7/2014	30,000,000	JPY	210,480	EUR	4,602	UBS AG London
1/7/2014	18,200,000	JPY	127,686	EUR	2,784	Citibank N.A.
2/7/2014	12,000,000	JPY	84,197	EUR	1,826	Royal Bank of Scotland PLC
1/7/2014	130,965	EUR	18,200,000	JPY	(7,303)	Citibank N.A.
1/7/2014	877,856	EUR	122,000,000	JPY	(48,894)	Barclays Bank PLC
1/7/2014	215,877	EUR	30,000,000	JPY	(12,037)	UBS AG London
1/7/2014	84,185	EUR	12,000,000	JPY	(1,831)	Royal Bank of Scotland PLC
2/7/2014	127,707	EUR	18,200,000	JPY	(2,782)	Citibank N.A.
2/7/2014	855,974	EUR	122,000,000	JPY	(18,528)	Barclays Bank PLC
2/7/2014	210,517	EUR	30,000,000	JPY	(4,599)	UBS AG London

					$(63,883)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company

See accompanying notes to financial statements.

234

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.6%
BRAZIL — 11.4%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 1/1/2015 (a)	BRL	5,710,000	$2,185,091
Zero Coupon, 4/1/2015 (a)	BRL	850,000	316,343
Zero Coupon, 7/1/2015 (a)	BRL	9,150,000	3,305,961
Zero Coupon, 1/1/2016 (a)	BRL	6,160,000	2,090,196
Zero Coupon, 7/1/2016 (a)	BRL	10,390,000	3,307,321
Zero Coupon, 1/1/2017 (a)	BRL	4,800,000	1,432,759
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2015	BRL	3,085,000	1,301,838
10.00%, 1/1/2017	BRL	5,340,000	2,137,928
10.00%, 1/1/2018	BRL	2,740,000	1,071,580
10.00%, 1/1/2019	BRL	1,250,000	478,596
10.00%, 1/1/2021	BRL	2,280,000	839,230
10.00%, 1/1/2023	BRL	5,130,000	1,837,749
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	129,808
10.25%, 1/10/2028	BRL	500,000	205,044
12.50%, 1/5/2016	BRL	250,000	109,940
12.50%, 1/5/2022	BRL	250,000	118,152

			20,867,536

CHILE — 1.4%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	145,000,000	284,233
6.00%, 2/1/2016	CLP	130,000,000	260,742
6.00%, 8/1/2016	CLP	140,000,000	282,052
6.00%, 1/1/2017	CLP	25,000,000	50,752
6.00%, 6/1/2017	CLP	120,000,000	238,721
6.00%, 3/1/2018	CLP	80,000,000	161,812
6.00%, 6/1/2018	CLP	145,000,000	290,083
6.00%, 2/1/2021	CLP	155,000,000	318,820
6.00%, 3/1/2022	CLP	125,000,000	256,827
6.00%, 3/1/2023	CLP	80,000,000	165,024
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	90,887
5.50%, 8/5/2020	CLP	100,000,000	193,377

			2,593,330

COLOMBIA — 4.2%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	138,000,000	63,221
7.75%, 4/14/2021	COP	470,000,000	268,450
9.85%, 6/28/2027	COP	255,000,000	165,354
12.00%, 10/22/2015	COP	400,000,000	233,333
Colombian TES:
7.00%, 5/4/2022	COP	2,500,000,000	1,306,936
7.25%, 6/15/2016	COP	2,750,000,000	1,496,558
7.50%, 8/26/2026	COP	1,000,000,000	526,501
8.00%, 10/28/2015	COP	1,240,000,000	679,754
10.00%, 7/24/2024	COP	1,500,000,000	956,444
11.00%, 7/24/2020	COP	1,500,000,000	948,447
11.25%, 10/24/2018	COP	1,210,000,000	754,246
13.50%, 9/12/2014	COP	500,000,000	274,897

			7,674,141

CZECH REPUBLIC — 3.8%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	4,000,000	201,519
1.50%, 10/29/2019	CZK	9,000,000	450,121
2.50%, 8/25/2028	CZK	4,500,000	208,909
3.40%, 9/1/2015	CZK	12,100,000	641,542
3.75%, 9/12/2020	CZK	12,400,000	696,447
3.85%, 9/29/2021	CZK	13,300,000	749,746
4.00%, 4/11/2017	CZK	13,500,000	752,656
4.20%, 12/4/2036	CZK	7,300,000	413,349
4.60%, 8/18/2018	CZK	8,800,000	513,934
4.70%, 9/12/2022	CZK	16,200,000	969,489
5.00%, 4/11/2019	CZK	9,600,000	573,787
5.70%, 5/25/2024	CZK	6,200,000	401,002
6.95%, 1/26/2016	CZK	7,900,000	452,493

			7,024,994

HUNGARY — 3.0%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	127,000,000	611,334
5.50%, 12/22/2016	HUF	180,000,000	867,555
5.50%, 12/20/2018	HUF	162,000,000	776,892
6.00%, 11/24/2023	HUF	94,000,000	446,822
6.50%, 6/24/2019	HUF	90,000,000	449,975
6.75%, 2/24/2017	HUF	130,000,000	647,165
6.75%, 11/24/2017	HUF	47,000,000	236,133
7.00%, 6/24/2022	HUF	49,000,000	247,964
7.50%, 11/12/2020	HUF	94,200,000	491,313
7.75%, 8/24/2015	HUF	45,000,000	223,210
8.00%, 2/12/2015	HUF	94,500,000	461,213

			5,459,576

INDONESIA — 4.4%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	3,900,000,000	288,414
5.63%, 5/15/2023	IDR	9,700,000,000	655,567
6.13%, 5/15/2028	IDR	11,300,000,000	719,597
6.25%, 4/15/2017	IDR	1,500,000,000	117,708
6.38%, 4/15/2042	IDR	1,700,000,000	99,178
6.63%, 5/15/2033	IDR	8,800,000,000	567,625
7.00%, 5/15/2022	IDR	4,190,000,000	313,303
7.00%, 5/15/2027	IDR	2,300,000,000	159,696
7.38%, 9/15/2016	IDR	1,735,000,000	140,425
7.88%, 4/15/2019	IDR	2,500,000,000	203,164
8.25%, 7/15/2021	IDR	4,340,000,000	352,257
8.25%, 6/15/2032	IDR	7,510,000,000	572,352
8.38%, 3/15/2024	IDR	10,300,000,000	844,228
8.38%, 9/15/2026	IDR	500,000,000	39,211
8.38%, 3/15/2034	IDR	3,500,000,000	272,773
9.50%, 6/15/2015	IDR	6,270,000,000	527,309

See accompanying notes to financial statements.

235

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

9.50%, 7/15/2031	IDR	580,000,000	$49,565
9.50%, 5/15/2041	IDR	2,000,000,000	167,954
9.75%, 5/15/2037	IDR	1,250,000,000	107,590
10.00%, 7/15/2017	IDR	1,800,000,000	158,258
10.00%, 9/15/2024	IDR	1,000,000,000	88,989
10.00%, 2/15/2028	IDR	1,400,000,000	123,665
10.50%, 8/15/2030	IDR	2,600,000,000	240,217
10.75%, 5/15/2016	IDR	2,100,000,000	182,909
11.00%, 11/15/2020	IDR	4,990,000,000	464,980
11.00%, 9/15/2025	IDR	2,950,000,000	280,577
11.50%, 9/15/2019	IDR	680,000,000	63,865
12.80%, 6/15/2021	IDR	2,150,000,000	219,947

			8,021,323

ISRAEL — 4.3%
Israel Government Bond — Fixed:
4.00%, 1/31/2018	ILS	2,600,000	806,201
4.25%, 8/31/2016	ILS	2,000,000	618,004
4.25%, 3/31/2023	ILS	2,950,000	888,694
4.50%, 1/30/2015	ILS	1,310,000	391,670
5.00%, 1/31/2020	ILS	2,600,000	843,949
5.50%, 2/28/2017	ILS	3,450,000	1,110,231
5.50%, 1/31/2022	ILS	1,820,000	602,613
5.50%, 1/31/2042	ILS	1,050,000	322,977
6.00%, 2/28/2019	ILS	2,050,000	693,356
6.25%, 10/30/2026	ILS	2,230,000	777,906
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	2,350,000	749,931

			7,805,532

MALAYSIA — 4.6%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	2,920,000	887,981
3.20%, 10/15/2015	MYR	1,470,000	447,883
3.26%, 3/1/2018	MYR	1,910,000	573,747
3.31%, 10/31/2017	MYR	1,210,000	364,745
3.42%, 8/15/2022	MYR	1,200,000	346,579
3.48%, 3/15/2023	MYR	1,460,000	424,124
3.49%, 3/31/2020	MYR	1,200,000	356,016
3.50%, 5/31/2027	MYR	600,000	165,677
3.58%, 9/28/2018	MYR	1,500,000	453,920
3.73%, 6/15/2028	MYR	240,000	67,853
3.74%, 2/27/2015	MYR	1,125,000	345,167
3.84%, 4/15/2033	MYR	1,100,000	305,149
3.89%, 7/31/2020	MYR	1,750,000	530,601
3.89%, 3/15/2027	MYR	600,000	174,587
4.01%, 9/15/2017	MYR	970,000	299,776
4.13%, 4/15/2032	MYR	300,000	85,886
4.16%, 7/15/2021	MYR	2,390,000	733,328
4.23%, 6/30/2031	MYR	200,000	58,624
4.26%, 9/15/2016	MYR	3,210,000	1,002,795
4.38%, 11/29/2019	MYR	840,000	261,478
4.39%, 4/15/2026	MYR	1,200,000	361,412
4.50%, 4/15/2030	MYR	100,000	30,329
4.94%, 9/30/2043	MYR	150,000	46,388

			8,324,045

MEXICO — 9.1%
Mexican Bonos:
4.75%, 6/14/2018	MXN	4,500,000	335,384
5.00%, 6/15/2017	MXN	14,900,000	1,145,130
6.00%, 6/18/2015	MXN	18,800,000	1,481,557
6.25%, 6/16/2016	MXN	25,200,000	2,020,443
6.50%, 6/10/2021	MXN	8,300,000	650,181
6.50%, 6/9/2022	MXN	12,800,000	987,979
7.50%, 6/3/2027	MXN	20,920,000	1,703,241
7.75%, 12/14/2017	MXN	9,800,000	820,221
7.75%, 5/29/2031	MXN	18,200,000	1,454,735
7.75%, 11/13/2042	MXN	12,100,000	943,125
8.00%, 6/11/2020	MXN	8,700,000	742,175
8.00%, 12/7/2023	MXN	13,900,000	1,180,430
8.50%, 5/31/2029	MXN	8,250,000	715,479
8.50%, 11/18/2038	MXN	3,500,000	295,174
10.00%, 11/20/2036	MXN	6,300,000	610,898
United Mexican States:
7.25%, 12/15/2016	MXN	9,300,000	764,202
8.50%, 12/13/2018	MXN	9,000,000	776,868

			16,627,222

NIGERIA — 2.0%
Nigeria Government Bond:
4.00%, 4/23/2015 (c)	NGN	140,500,000	780,634
7.00%, 10/23/2019	NGN	132,000,000	625,744
10.00%, 7/23/2030 (c)	NGN	120,000,000	586,908
10.70%, 5/30/2018	NGN	133,300,000	766,306
15.10%, 4/27/2017 (c)	NGN	29,000,000	190,426
16.39%, 1/27/2022 (c)	NGN	105,000,000	756,368

			3,706,386

PERU — 1.7%
Peru Government Bond 6.95%, 8/12/2031	PEN	1,240,000	442,936
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	600,000	208,746
6.85%, 2/12/2042	PEN	1,230,000	424,499
6.90%, 8/12/2037	PEN	400,000	139,894
6.90%, 8/12/2037	PEN	300,000	104,920
7.84%, 8/12/2020	PEN	2,460,000	1,001,434
8.20%, 8/12/2026	PEN	1,320,000	553,685
8.60%, 8/12/2017	PEN	530,000	217,613
9.91%, 5/5/2015	PEN	115,000	44,381

			3,138,108

PHILIPPINES — 4.1%
Philippine Government Bond:
3.88%, 11/22/2019	PHP	18,600,000	434,286
5.00%, 8/18/2018	PHP	19,900,000	486,043
5.75%, 11/24/2021	PHP	14,500,000	378,283
5.88%, 1/31/2018	PHP	3,400,000	84,996
5.88%, 12/16/2020	PHP	27,100,000	705,630
6.13%, 10/24/2037	PHP	14,500,000	359,545
6.38%, 1/19/2022	PHP	35,200,000	946,023
7.00%, 1/27/2016	PHP	20,800,000	515,350
7.00%, 3/31/2017	PHP	6,000,000	154,177
7.38%, 3/3/2021	PHP	10,000,000	282,538
7.75%, 8/23/2017	PHP	5,000,000	132,061

See accompanying notes to financial statements.

236

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

7.75%, 2/18/2020	PHP	4,100,000	$115,419
7.88%, 2/19/2019	PHP	5,000,000	138,065
8.00%, 7/19/2031	PHP	43,387,338	1,338,559
8.13%, 12/16/2035	PHP	34,200,000	1,050,396
8.38%, 5/22/2015	PHP	1,800,000	44,393
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	238,833

			7,404,597

POLAND — 8.3%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	4,200,000	1,333,698
Zero Coupon, 1/25/2016 (a)	PLN	2,900,000	903,412
2.50%, 7/25/2018	PLN	3,400,000	1,070,440
3.75%, 4/25/2018	PLN	1,850,000	617,756
4.00%, 10/25/2023	PLN	3,200,000	1,031,971
4.75%, 10/25/2016	PLN	2,600,000	895,259
4.75%, 4/25/2017	PLN	3,350,000	1,157,948
5.00%, 4/25/2016	PLN	3,600,000	1,243,169
5.25%, 10/25/2017	PLN	3,600,000	1,268,223
5.25%, 10/25/2020	PLN	2,640,000	938,314
5.50%, 4/25/2015	PLN	990,000	339,669
5.50%, 10/25/2019	PLN	3,450,000	1,237,074
5.75%, 10/25/2021	PLN	2,200,000	801,273
5.75%, 9/23/2022	PLN	3,400,000	1,243,151
5.75%, 4/25/2029	PLN	1,130,000	418,116
6.25%, 10/24/2015	PLN	2,100,000	737,553

			15,237,026

ROMANIA — 2.1%
Romania Government Bond:
4.75%, 8/29/2016	RON	760,000	238,716
5.60%, 11/28/2018	RON	1,600,000	510,271
5.75%, 1/27/2016	RON	4,200,000	1,344,749
5.75%, 4/29/2020	RON	580,000	185,224
5.85%, 4/26/2023	RON	1,200,000	385,803
5.90%, 7/26/2017	RON	2,020,000	653,476
6.00%, 4/30/2016	RON	1,400,000	450,873

			3,769,112

RUSSIA — 6.0%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	49,000,000	1,452,404
6.80%, 12/11/2019 (d)	RUB	25,400,000	757,594
6.88%, 7/15/2015	RUB	9,000,000	276,217
6.90%, 8/3/2016	RUB	32,500,000	997,946
6.90%, 2/6/2036	RUB	4,500,000	119,279
7.00%, 1/25/2023	RUB	15,100,000	443,212
7.00%, 8/16/2023	RUB	8,000,000	232,818
7.05%, 1/19/2028	RUB	43,600,000	1,234,632
7.35%, 1/20/2016	RUB	23,200,000	722,264
7.40%, 6/14/2017	RUB	22,620,000	701,798
7.50%, 3/15/2018	RUB	29,000,000	903,625
7.50%, 2/27/2019	RUB	27,000,000	837,690
7.60%, 4/14/2021	RUB	13,300,000	410,009
7.60%, 7/20/2022	RUB	18,000,000	549,971
8.15%, 2/3/2027	RUB	24,500,000	769,819
11.20%, 12/17/2014	RUB	6,400,000	204,212
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	10,000,000	313,664

			10,927,154

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,200,000	294,646
6.50%, 2/28/2041	ZAR	14,000,000	984,996
6.75%, 3/31/2021	ZAR	11,200,000	1,016,995
7.00%, 2/28/2031	ZAR	7,900,000	628,907
7.25%, 1/15/2020	ZAR	6,650,000	628,210
7.75%, 2/28/2023	ZAR	7,550,000	714,146
8.00%, 12/21/2018	ZAR	8,700,000	858,986
8.00%, 1/31/2030	ZAR	4,200,000	374,962
8.25%, 9/15/2017	ZAR	7,300,000	726,761
8.75%, 12/21/2014	ZAR	1,150,000	113,630
10.50%, 12/21/2026	ZAR	9,100,000	1,023,807
13.50%, 9/15/2015	ZAR	7,120,000	759,187

			8,125,233

SOUTH KOREA — 12.1%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	2,214,000,000	2,096,231
2.75%, 6/10/2016	KRW	1,660,000,000	1,570,081
2.75%, 9/10/2017	KRW	1,310,000,000	1,227,693
2.75%, 3/10/2018	KRW	1,790,000,000	1,669,165
3.00%, 3/10/2023	KRW	1,580,000,000	1,431,294
3.00%, 12/10/2042	KRW	550,000,000	442,039
3.25%, 12/10/2014	KRW	775,000,000	738,276
3.25%, 6/10/2015	KRW	1,640,000,000	1,564,966
3.25%, 9/10/2018	KRW	240,000,000	227,688
3.38%, 9/10/2023	KRW	580,000,000	540,358
3.75%, 6/10/2022	KRW	850,000,000	817,508
4.00%, 3/10/2016	KRW	1,775,000,000	1,723,414
4.00%, 12/10/2031	KRW	1,450,000,000	1,413,412
4.25%, 6/10/2021	KRW	867,000,000	862,562
4.50%, 3/10/2015	KRW	1,050,000,000	1,015,725
4.75%, 12/10/2030	KRW	820,000,000	871,752
5.00%, 6/10/2020	KRW	1,100,000,000	1,136,649
5.25%, 9/10/2015	KRW	1,160,000,000	1,143,298
5.50%, 12/10/2029	KRW	280,000,000	320,234
5.75%, 9/10/2018	KRW	1,270,000,000	1,332,408

			22,144,753

THAILAND — 4.3%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	357,784
3.13%, 12/11/2015	THB	17,150,000	526,616
3.25%, 6/16/2017	THB	17,200,000	527,674
3.45%, 3/8/2019	THB	19,500,000	593,653
3.58%, 12/17/2027	THB	23,150,000	663,877
3.63%, 5/22/2015	THB	17,400,000	537,280
3.63%, 6/16/2023	THB	35,980,000	1,071,683
3.65%, 12/17/2021	THB	20,700,000	625,376
3.65%, 6/20/2031	THB	10,000,000	280,058
3.78%, 6/25/2032	THB	7,700,000	218,058
3.80%, 6/14/2041	THB	15,000,000	407,425

See accompanying notes to financial statements.

237

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

3.85%, 12/12/2025	THB	2,500,000	$74,601
3.88%, 6/13/2019	THB	32,800,000	1,021,212
4.13%, 11/18/2016	THB	8,000,000	251,382
4.75%, 12/20/2024	THB	7,000,000	226,338
5.13%, 3/13/2018	THB	6,000,000	195,512
5.40%, 7/27/2016	THB	1,100,000	35,537
5.67%, 3/13/2028	THB	1,700,000	59,679
5.85%, 3/31/2021	THB	5,900,000	203,555

			7,877,300

TURKEY — 4.3%
Turkey Government Bond:
5.00%, 5/13/2015	TRY	1,200,000	523,900
6.30%, 2/14/2018	TRY	2,390,000	978,804
6.50%, 1/7/2015	TRY	750,000	338,207
7.10%, 3/8/2023	TRY	1,300,000	495,495
8.30%, 10/7/2015	TRY	1,000,000	452,362
8.50%, 9/14/2022	TRY	2,100,000	882,518
8.80%, 11/14/2018	TRY	1,150,000	511,487
8.80%, 9/27/2023	TRY	800,000	340,778
9.00%, 1/27/2016	TRY	1,960,000	895,753
9.00%, 3/8/2017	TRY	2,200,000	995,197
9.50%, 1/12/2022	TRY	800,000	358,463
10.50%, 1/15/2020	TRY	2,390,000	1,136,877

			7,909,841

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $181,441,896)			174,637,209

	Shares
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)		510,707	510,707
State Street Navigator Securities Lending Prime Portfolio (e)(g)		8,500	8,500

TOTAL SHORT TERM INVESTMENTS —
(Cost $519,207)			519,207

TOTAL INVESTMENTS — 95.9% (h)
(Cost $181,961,103)			175,156,416
OTHER ASSETS & LIABILITIES — 4.1%			7,461,542

NET ASSETS — 100.0%			$182,617,958

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	When-issued security.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

See accompanying notes to financial statements.

238

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 2.1%
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (a)	$11,532,000	$12,540,277
7.13%, 10/15/2020 (a)	10,196,000	11,422,120
BE Aerospace, Inc.:
5.25%, 4/1/2022	23,805,000	24,162,075
6.88%, 10/1/2020	13,478,000	14,792,105
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	7,600,000	7,942,000
6.13%, 1/15/2023 (a)	23,496,000	23,319,780
7.75%, 3/15/2020 (a)	15,893,000	18,038,555
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	8,388,000	8,178,300
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	8,490,000	9,169,200
7.13%, 3/15/2021	9,209,000	10,106,878
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	7,997,000	8,626,764
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/2020 (a)	10,641,000	11,279,460
TransDigm, Inc.:
5.50%, 10/15/2020	11,460,000	11,202,150
7.50%, 7/15/2021	5,850,000	6,288,750
7.75%, 12/15/2018	25,813,000	27,684,442

		204,752,856

AIRLINES — 0.2%
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	10,985,000	11,328,281
US Airways Group, Inc. 6.13%, 6/1/2018	8,943,000	9,010,073

		20,338,354

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	11,000,000	11,577,500
Delphi Corp. 5.00%, 2/15/2023 (b)	5,061,000	5,206,504
Jaguar Land Rover Automotive PLC 4.13%, 12/15/2018 (a)	5,215,000	5,247,594
Lear Corp. 4.75%, 1/15/2023 (a)	7,353,000	6,893,438
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	9,429,000	9,994,740
Tenneco, Inc. 6.88%, 12/15/2020	5,844,000	6,384,570
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	16,019,000	16,980,140
7.00%, 5/15/2022	11,750,000	12,645,937
8.25%, 8/15/2020	15,223,000	17,011,702

		91,942,125

AUTOMOBILES — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	23,002,000	25,417,210
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	22,545,000	25,644,937
General Motors Co.:
3.50%, 10/2/2018 (a)	21,215,000	21,692,338
4.88%, 10/2/2023 (a)	23,067,000	23,355,338
6.25%, 10/2/2043 (a)	23,790,000	24,711,862
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	8,129,000	8,129,000
Navistar International Corp. 8.25%, 11/1/2021	17,861,000	18,486,135

		147,436,820

BEVERAGES — 0.3%
Constellation Brands, Inc.:
3.75%, 5/1/2021	10,505,000	9,874,700
4.25%, 5/1/2023	14,025,000	13,078,312
6.00%, 5/1/2022	9,203,000	9,824,203

		32,777,215

BUILDING PRODUCTS — 0.6%
Associated Materials LLC 9.13%, 11/1/2017	12,337,000	13,169,747
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	14,395,000	15,582,587
Griffon Corp. 7.13%, 4/1/2018	3,263,000	3,458,780
Masco Corp. 7.13%, 3/15/2020	5,175,000	5,907,309
Nortek, Inc. 8.50%, 4/15/2021	8,575,000	9,496,813
Ply Gem Industries, Inc. 8.25%, 2/15/2018	9,309,000	9,914,085
Texas Industries, Inc. 9.25%, 8/15/2020	4,457,000	4,963,984

		62,493,305

CAPITAL MARKETS — 0.4%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	9,005,000	9,567,813
6.38%, 11/15/2019	13,738,000	14,751,177
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)	11,681,000	11,827,013

		36,146,003

CHEMICALS — 2.9%
Ashland, Inc.:
3.00%, 3/15/2016	9,654,000	9,847,080
3.88%, 4/15/2018	8,052,000	8,152,650
4.75%, 8/15/2022	22,575,000	21,446,250
Celanese US Holdings LLC:
4.63%, 11/15/2022	8,335,000	7,980,763
6.63%, 10/15/2018	8,599,000	9,179,433
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)	12,221,000	11,976,580
Hexion US Finance Corp. 6.63%, 4/15/2020	17,212,000	17,642,300
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	23,155,000	24,052,256
Huntsman International LLC:
4.88%, 11/15/2020	11,225,000	11,056,625

See accompanying notes to financial statements.

239

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

8.63%, 3/15/2021	$7,814,000	$8,829,820
Ineos Finance PLC:
7.50%, 5/1/2020 (a)	12,854,000	14,091,198
8.38%, 2/15/2019 (a)	13,445,000	14,957,562
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	9,986,000	10,035,930
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020	18,705,000	19,687,012
9.00%, 1/15/2021	13,050,000	11,451,375
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	8,417,000	8,669,510
PolyOne Corp. 5.25%, 3/15/2023	10,813,000	10,542,675
PQ Corp. 8.75%, 5/1/2018 (a)	11,250,000	12,262,500
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	21,199,000	21,649,479
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	13,650,000	14,503,125
Tronox Finance LLC 6.38%, 8/15/2020	12,398,000	12,645,960
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	10,121,000	10,791,516

		291,451,599

COMMERCIAL BANKS — 1.6%
CIT Group, Inc.:
4.25%, 8/15/2017	26,212,000	27,293,245
4.75%, 2/15/2015 (a)	21,581,000	22,363,311
5.50%, 2/15/2019 (a)(c)	27,600,000	29,601,000
Commerzbank AG 8.13%, 9/19/2023 (a)	11,717,000	12,917,993
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/2021 (a)	11,662,000	11,603,690
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	7,760,000	7,815,251
6.10%, 6/10/2023	18,500,000	18,649,776
6.13%, 12/15/2022	31,994,000	32,697,900

		162,942,166

COMMERCIAL SERVICES — 0.3%
Ceridian Corp. 8.88%, 7/15/2019 (a)	9,850,000	11,327,500
National Money Mart Co. 10.38%, 12/15/2016	19,513,000	19,805,695

		31,133,195

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ACCO Brands Corp. 6.75%, 4/30/2020	9,625,000	9,504,688
ADS Waste Holdings, Inc. 8.25%, 10/1/2020	8,500,000	9,222,500
APX Group, Inc.:
6.38%, 12/1/2019	14,875,000	15,098,125
8.75%, 12/1/2020	12,570,000	12,821,400
ARAMARK Corp. 5.75%, 3/15/2020 (a)(c)	12,085,000	12,628,825
Ashtead Capital, Inc. 6.50%, 7/15/2022 (a)	15,525,000	16,553,531
Clean Harbors, Inc.:
5.13%, 6/1/2021	9,923,000	10,022,230
5.25%, 8/1/2020	11,614,000	11,962,420
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	10,648,000	9,157,280
H&E Equipment Services, Inc. 7.00%, 9/1/2022	10,862,000	11,839,580
Interactive Data Corp. 10.25%, 8/1/2018	9,855,000	10,840,500
Iron Mountain, Inc.:
5.75%, 8/15/2024	15,604,000	14,472,710
6.00%, 8/15/2023	8,854,000	9,075,350
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	9,800,000	10,363,500
Laureate Education, Inc. 9.25%, 9/1/2019 (a)	23,137,000	25,161,487
Monitronics International, Inc. 9.13%, 4/1/2020	1,000,000	1,060,000
Pharmaceutical Product Development, Inc. 9.50%, 12/1/2019 (a)	8,220,000	9,247,500
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	9,295,000	9,806,225
ServiceMaster Co.:
7.00%, 8/15/2020	12,323,000	12,215,174
8.00%, 2/15/2020	8,740,000	8,914,800
Tervita Corp. 8.00%, 11/15/2018 (a)	11,250,000	11,615,625
The ADT Corp.:
3.50%, 7/15/2022	19,175,000	16,690,917
4.88%, 7/15/2042	12,250,000	9,218,174
6.25%, 10/15/2021 (a)	14,189,000	14,898,450
The Hertz Corp.:
5.88%, 10/15/2020	13,278,000	13,759,328
6.75%, 4/15/2019	25,775,000	27,772,562
7.50%, 10/15/2018	2,750,000	2,966,563

		326,889,444

COMPUTERS & PERIPHERALS — 1.1%
Dell, Inc. 5.88%, 6/15/2019	10,000,000	10,075,000
iGate Corp. 9.00%, 5/1/2016	11,882,000	12,624,625
Infor US, Inc.:
9.38%, 4/1/2019	14,549,000	16,367,625
11.50%, 7/15/2018	8,100,000	9,335,250
NCR Corp.:
4.63%, 2/15/2021	7,323,000	7,011,773
5.00%, 7/15/2022	8,423,000	8,012,379
NCR Escrow Corp. 6.38%, 12/15/2023 (a)	4,221,000	4,310,696
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	16,400,000	17,220,000
7.38%, 11/15/2018	9,318,000	9,865,432
7.63%, 11/15/2020	13,285,000	14,480,650

		109,303,430

See accompanying notes to financial statements.

240

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)(c)	$4,625,000	$4,700,156

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co.:
6.50%, 12/1/2016	7,373,000	8,257,760
7.50%, 6/15/2021	9,437,000	10,758,180

		19,015,940

CONSUMER FINANCE — 0.8%
SLM Corp.:
5.50%, 1/15/2019	17,725,000	18,394,154
6.25%, 1/25/2016	30,318,000	32,743,440
8.00%, 3/25/2020	23,050,000	26,104,125

		77,241,719

CONTAINERS & PACKAGING — 1.7%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (a)(c)	5,500,000	5,912,500
9.13%, 10/15/2020 (a)	14,672,000	16,065,840
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 (a)	14,781,000	14,928,810
Ball Corp.:
4.00%, 11/15/2023	16,900,000	15,125,500
5.00%, 3/15/2022	13,735,000	13,597,650
6.75%, 9/15/2020	7,770,000	8,449,875
Berry Plastics Corp.:
9.50%, 5/15/2018	9,250,000	9,920,625
9.75%, 1/15/2021	11,580,000	13,403,850
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	11,734,000	12,731,390
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	14,728,000	13,770,680
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	7,826,000	8,784,685
Sealed Air Corp.:
8.13%, 9/15/2019 (a)	12,900,000	14,480,250
8.38%, 9/15/2021 (a)	13,424,000	15,236,240
Silgan Holdings, Inc. 5.00%, 4/1/2020	9,675,000	9,554,062

		171,961,957

DISTRIBUTORS — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)(c)	7,372,000	7,408,860
HD Supply, Inc.:
7.50%, 7/15/2020	19,403,000	20,906,733
8.13%, 4/15/2019	15,747,000	17,538,221
11.50%, 7/15/2020	19,850,000	23,695,937
LKQ Corp. 4.75%, 5/15/2023 (a)	10,490,000	9,755,700
VWR Funding, Inc. 7.25%, 9/15/2017	11,785,000	12,639,413

		91,944,864

DIVERSIFIED CONSUMER SERVICES — 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	48,518,000	49,488,360
9.00%, 4/15/2019	26,600,000	28,528,500
9.88%, 8/15/2019	36,250,000	40,328,125

		118,344,985

DIVERSIFIED FINANCIAL SERVICES — 4.6%
Aircastle, Ltd.:
6.25%, 12/1/2019	10,295,000	11,028,519
6.75%, 4/15/2017	8,950,000	9,979,250
Ally Financial, Inc.:
7.50%, 9/15/2020	26,000,000	30,290,000
8.00%, 3/15/2020	25,667,000	30,768,316
8.00%, 11/1/2031	4,500,000	5,383,125
8.30%, 2/12/2015	28,218,000	30,334,350
Alphabet Holding Co., Inc. 7.75%, 11/1/2017	8,508,000	8,773,875
CEVA Group PLC 8.38%, 12/1/2017 (a)(c)	16,850,000	17,608,250
CNH Capital LLC:
3.63%, 4/15/2018	10,562,000	10,707,228
3.88%, 11/1/2015	11,550,000	11,925,375
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	23,833,000	23,624,461
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 8/1/2020 (a)	16,760,000	17,262,800
7.75%, 1/15/2016	5,000,000	5,100,000
8.00%, 1/15/2018	37,941,000	39,458,640
International Lease Finance Corp.:
6.25%, 5/15/2019	19,750,000	21,379,375
8.63%, 9/15/2015	15,470,000	17,171,700
8.75%, 3/15/2017	25,137,000	29,598,817
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	10,179,000	10,586,160
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(c)(e)	1,000	1,061
MPH Intermediate Holding Co. 2 8.38%, 8/1/2018 (a)	10,920,000	11,356,800
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	14,825,000	14,120,813
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.88%, 3/15/2022 (a)	5,500,000	5,665,000
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	14,250,000	14,250,000
9.50%, 10/15/2020 (a)	16,053,000	16,093,133
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	12,650,000	12,586,750
Springleaf Finance Corp. 7.75%, 10/1/2021	2,125,000	2,295,000

See accompanying notes to financial statements.

241

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	$5,750,000	$5,836,250
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	8,090,000	8,615,850
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	9,796,000	10,530,700
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	9,058,000	9,873,220
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	15,515,000	16,484,687

		458,689,505

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.5%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)	3,792,000	3,796,740
6.75%, 11/15/2020 (a)	13,498,000	14,021,048
8.88%, 1/1/2020 (a)	9,052,000	10,092,980
CenturyLink, Inc.:
5.63%, 4/1/2020	14,188,000	14,436,290
5.80%, 3/15/2022	21,560,000	21,290,500
6.45%, 6/15/2021	18,695,000	19,442,800
Cincinnati Bell, Inc. 8.75%, 3/15/2018	7,904,000	8,299,200
CommScope, Inc. 8.25%, 1/15/2019 (a)	17,073,000	18,716,276
Cricket Communications, Inc. 7.75%, 10/15/2020	21,421,000	24,419,940
Frontier Communications Corp.:
7.13%, 1/15/2023	14,655,000	14,471,812
7.63%, 4/15/2024	12,200,000	12,169,500
8.50%, 4/15/2020	19,510,000	21,851,200
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	17,450,000	18,889,625
7.63%, 6/15/2021	13,100,000	14,606,500
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	12,425,000	12,922,000
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (a)	33,470,000	31,838,337
7.25%, 10/15/2020	32,500,000	35,546,875
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	30,921,000	33,162,772
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(e)	11,500,000	11,657,332
Level 3 Financing, Inc.:
7.00%, 6/1/2020 (c)	13,500,000	14,310,000
8.13%, 7/1/2019	14,775,000	16,178,625
8.63%, 7/15/2020	12,000,000	13,440,000
Lynx I Corp. 5.38%, 4/15/2021 (a)	18,104,000	18,104,000
Lynx II Corp. 6.38%, 4/15/2023 (a)	11,250,000	11,446,875
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	7,210,000	7,525,438
SBA Telecommunications, Inc. 5.75%, 7/15/2020	10,490,000	10,909,600
Softbank Corp. 4.50%, 4/15/2020 (a)	34,905,000	34,032,375
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)(c)	13,211,000	13,739,440
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	11,125,000	12,070,625
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	13,175,000	13,998,438
ViaSat, Inc. 6.88%, 6/15/2020	10,400,000	10,998,000
West Corp.:
7.88%, 1/15/2019 (c)	10,535,000	11,377,800
8.63%, 10/1/2018	7,746,000	8,423,775
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	13,800,000	14,524,500
11.75%, 7/15/2017 (a)	29,000,000	30,848,750
Wind Acquisition Holdings Finance SA PIK 12.25%, 7/15/2017 (a)	22,696,875	23,888,461
Windstream Corp.:
6.38%, 8/1/2023	12,385,000	11,579,975
7.75%, 10/15/2020	9,565,000	10,150,856
7.88%, 11/1/2017	16,301,000	18,623,892

		647,803,152

ELECTRIC UTILITIES — 3.4%
AES Corp. 4.88%, 5/15/2023	15,067,000	14,087,645
Calpine Corp.:
6.00%, 1/15/2022 (a)	10,397,000	10,656,925
7.50%, 2/15/2021 (a)	21,369,000	23,318,921
7.88%, 7/31/2020 (a)	1,500,000	1,642,500
7.88%, 1/15/2023 (a)	14,254,000	15,572,495
DPL, Inc. 7.25%, 10/15/2021	13,910,000	14,083,875
Dynegy, Inc. 5.88%, 6/1/2023 (a)(c)	5,734,000	5,418,630
EDP Finance BV 4.90%, 10/1/2019 (a)(c)	18,333,000	18,653,827
Enel SpA 8.75%, 9/24/2073 (a)(e)	15,000,000	16,310,505
Energy Future Holdings Corp. 12.25%, 3/1/2022 (a)	31,450,000	36,953,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	39,842,000	42,332,125
FirstEnergy Corp. 4.25%, 3/15/2023	11,000,000	10,253,683
GenOn Energy, Inc.:
9.50%, 10/15/2018	11,370,000	12,876,525
9.88%, 10/15/2020	11,101,000	12,322,110
InterGen NV 7.00%, 6/30/2023 (a)	11,149,000	11,539,215
NRG Energy, Inc.:
7.63%, 1/15/2018	17,508,000	19,959,120
7.88%, 5/15/2021	19,430,000	21,518,725
8.25%, 9/1/2020	15,237,000	16,874,978
Puget Energy, Inc. 6.00%, 9/1/2021	6,030,000	6,743,295
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. 11.50%, 10/1/2020 (a)	27,700,000	20,359,500

See accompanying notes to financial statements.

242

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The AES Corp. 7.38%, 7/1/2021	$11,274,000	$12,711,435

		344,189,784

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Belden, Inc. 5.50%, 9/1/2022 (a)	10,978,000	10,758,440
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	20,444,000	22,590,620
Flextronics International, Ltd.:
4.63%, 2/15/2020	12,475,000	12,163,125
5.00%, 2/15/2023	9,580,000	8,981,250
General Cable Corp. 6.50%, 10/1/2022 (a)	9,505,000	9,314,900
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	12,535,000	12,629,012
5.75%, 2/15/2021 (a)	8,945,000	9,347,525
5.75%, 3/15/2023 (a)	8,552,000	8,701,660
Rexel SA:
5.25%, 6/15/2020 (a)	7,805,000	7,844,025
6.13%, 12/15/2019 (a)	7,040,000	7,356,800
Sanmina Corp. 7.00%, 5/15/2019 (a)	6,750,000	7,180,313
Viasystems, Inc. 7.88%, 5/1/2019 (a)	9,714,000	10,503,262

		127,370,932

ENERGY EQUIPMENT & SERVICES — 0.1%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)(c)	6,980,000	7,119,600

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	19,755,000	21,236,625
Aguila 3 SA 7.88%, 1/31/2018 (a)	9,053,000	9,596,180

		30,832,805

FOOD PRODUCTS — 2.4%
B&G Foods, Inc. 4.63%, 6/1/2021	12,347,000	11,853,120
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	8,142,000	8,915,490
Darling Escrow Corp. 5.38%, 1/15/2022 (a)	3,680,000	3,707,600
Del Monte Corp. 7.63%, 2/15/2019	19,364,000	20,114,355
Harbinger Group, Inc. 7.88%, 7/15/2019 (a)	15,687,000	16,843,916
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	45,531,000	44,051,243
HJ Heinz Finance Co. 7.13%, 8/1/2039 (a)	17,250,000	17,724,375
Ingles Markets, Inc. 5.75%, 6/15/2023	10,715,000	10,500,700
JBS USA LLC/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	12,700,000	13,239,750
7.25%, 6/1/2021 (a)	1,000,000	1,040,000
8.25%, 2/1/2020 (a)	12,050,000	13,074,250
Post Holdings, Inc.:
6.75%, 12/1/2021 (a)	6,463,000	6,689,205
7.38%, 2/15/2022	18,726,000	20,036,820
Smithfield Foods, Inc. 6.63%, 8/15/2022	16,199,000	17,170,940
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	8,574,000	8,981,265
US Foods, Inc. 8.50%, 6/30/2019	19,349,000	21,187,155

		235,130,184

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Biomet, Inc.:
6.50%, 8/1/2020	28,306,000	29,721,300
6.50%, 10/1/2020	11,675,000	12,025,250
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)	17,725,000	18,145,969
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	7,130,000	7,878,650
Hologic, Inc. 6.25%, 8/1/2020	16,048,000	16,930,640
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	23,510,000	27,036,500
12.50%, 11/1/2019	15,000,000	16,875,000
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)	9,500,000	8,767,911
Universal Hospital Services, Inc. 7.63%, 8/15/2020	10,575,000	11,156,625

		148,537,845

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Capella Healthcare, Inc. 9.25%, 7/1/2017	6,900,000	7,348,500
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	25,249,000	26,069,592
7.13%, 7/15/2020	18,000,000	18,675,000
8.00%, 11/15/2019	33,335,000	36,168,475
DaVita HealthCare Partners, Inc. 6.38%, 11/1/2018	10,225,000	10,736,250
DaVita, Inc.:
5.75%, 8/15/2022	23,492,000	23,785,650
6.63%, 11/1/2020	12,432,000	13,333,320
Emergency Medical Services Corp. 8.13%, 6/1/2019	9,158,000	9,924,983
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	12,823,000	13,848,840
5.88%, 1/31/2022 (a)	8,568,000	9,039,240
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	11,571,000	12,265,260
HCA Holdings, Inc. 7.75%, 5/15/2021	21,570,000	23,565,225
HCA, Inc.:
6.50%, 2/15/2020	47,451,000	52,136,786
7.50%, 2/15/2022	36,250,000	39,784,375
Health Management Association, Inc. 7.38%, 1/15/2020	15,255,000	17,066,531

See accompanying notes to financial statements.

243

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	$12,911,000	$13,685,660
Kindred Healthcare, Inc. 8.25%, 6/1/2019	9,855,000	10,495,575
LifePoint Hospitals, Inc. 5.50%, 12/1/2021 (a)	9,233,000	9,267,624
Multiplan, Inc. 9.88%, 9/1/2018 (a)(c)	10,036,000	11,039,600
Select Medical Corp. 6.38%, 6/1/2021	8,900,000	8,699,750
Tenet Healthcare Corp.:
4.38%, 10/1/2021	16,508,000	15,517,520
6.00%, 10/1/2020 (a)	16,867,000	17,604,931
8.13%, 4/1/2022	36,864,000	39,720,960
WellCare Health Plans, Inc. 5.75%, 11/15/2020	9,714,000	9,932,565

		449,712,212

HOTELS, RESTAURANTS & LEISURE — 3.1%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	17,268,000	18,735,780
Boyd Gaming Corp. 9.13%, 12/1/2018	9,755,000	10,608,563
Burger King Corp. 9.88%, 10/15/2018	11,061,000	12,277,710
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/2020	16,700,000	16,240,750
9.00%, 2/15/2020	3,850,000	3,744,125
10.00%, 12/15/2018	55,325,000	26,556,000
11.25%, 6/1/2017	41,493,000	42,219,127
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018 (a)	5,614,000	5,740,315
4.88%, 11/1/2020 (a)	12,936,000	12,936,000
5.38%, 11/1/2023 (a)	8,303,000	8,157,698
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021 (a)	13,687,000	14,200,262
MGM Resorts International:
6.63%, 12/15/2021	19,191,000	20,294,482
6.75%, 10/1/2020	14,475,000	15,488,250
7.75%, 3/15/2022	14,315,000	15,997,012
PNK Finance Corp. 6.38%, 8/1/2021 (a)	13,827,000	14,138,108
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	11,734,000	11,469,985
Station Casinos LLC 7.50%, 3/1/2021	7,850,000	8,360,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022 (c)	14,125,000	14,266,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	21,588,000	24,232,530
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)	8,967,000	8,978,209

		304,641,406

HOUSEHOLD DURABLES — 0.8%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	7,950,000	7,989,750
6.50%, 12/15/2020 (a)	10,195,000	10,577,312
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	10,880,000	11,682,400
Lennar Corp. 4.75%, 11/15/2022	9,490,000	8,801,975
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)(c)	8,254,000	8,646,065
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	11,434,000	12,663,155
Standard Pacific Corp. 8.38%, 5/15/2018	7,872,000	9,249,600
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)	7,550,000	7,342,375

		76,952,632

HOUSEHOLD PRODUCTS — 0.3%
Spectrum Brands Escrow Corp.:
6.38%, 11/15/2020 (a)	9,262,000	9,887,185
6.63%, 11/15/2022 (a)	8,995,000	9,568,431
The Sun Products Corp. 7.75%, 3/15/2021 (a)	17,150,000	15,092,000

		34,547,616

INDUSTRIAL CONGLOMERATES — 0.4%
Polymer Group, Inc. 7.75%, 2/1/2019	9,205,000	9,814,831
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	26,791,000	27,661,708

		37,476,539

INSURANCE — 0.4%
Hockey Merger Sub 2, Inc. 7.88%, 10/1/2021 (a)	9,515,000	9,776,663
ING US, Inc. 5.65%, 5/15/2053 (e)	14,175,000	13,785,188
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	16,833,000	17,211,742

		40,773,593

INTERNET SOFTWARE & SERVICES — 1.0%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022	10,815,000	11,193,525
Equinix, Inc.:
4.88%, 4/1/2020	8,162,000	8,121,190
5.38%, 4/1/2023	16,523,000	16,151,232
7.00%, 7/15/2021	13,050,000	14,257,125
IAC/InterActiveCorp 4.88%, 11/30/2018 (a)	8,115,000	8,297,587

See accompanying notes to financial statements.

244

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

IAC/InterActiveCorp. 4.75%, 12/15/2022	$6,881,000	$6,416,533
Netflix, Inc. 5.38%, 2/1/2021 (a)(c)	7,272,000	7,362,900
VeriSign, Inc. 4.63%, 5/1/2023	12,465,000	11,904,075
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	10,952,000	11,992,440

		95,696,607

IT SERVICES — 1.5%
First Data Corp.:
6.75%, 11/1/2020 (a)	34,235,000	35,604,400
8.25%, 1/15/2021 (a)	18,000,000	19,147,500
12.63%, 1/15/2021	61,492,000	72,176,235
GXS Worldwide, Inc. 9.75%, 6/15/2015	10,635,000	10,980,637
Lender Processing Services, Inc. 5.75%, 4/15/2023	9,807,000	10,150,245

		148,059,017

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	6,970,000	6,882,875
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	9,440,000	9,440,000
Sabre, Inc. 8.50%, 5/15/2019 (a)	11,000,000	12,210,000

		28,532,875

MACHINERY — 0.9%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	8,350,000	8,798,812
Cascades, Inc. 7.75%, 12/15/2017	8,255,000	8,605,838
Case New Holland, Inc. 7.88%, 12/1/2017	26,024,000	30,708,320
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)	8,032,000	8,011,920
SPX Corp. 6.88%, 9/1/2017	8,643,000	9,766,590
Terex Corp. 6.00%, 5/15/2021	12,864,000	13,298,160
The Manitowoc Co., Inc. 8.50%, 11/1/2020	9,183,000	10,422,705

		89,612,345

MEDIA — 8.4%
AMC Entertainment, Inc.:
8.75%, 6/1/2019	9,239,000	9,874,181
9.75%, 12/1/2020	7,906,000	9,042,488
AMC Networks, Inc.:
4.75%, 12/15/2022	10,137,000	9,655,493
7.75%, 7/15/2021	12,634,000	14,213,250
Cablevision Systems Corp.:
7.75%, 4/15/2018	12,353,000	13,789,036
8.63%, 9/15/2017	14,750,000	17,183,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	22,891,000	21,374,471
6.50%, 4/30/2021	23,271,000	23,910,952
7.00%, 1/15/2019	21,000,000	22,128,750
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	15,806,000	14,818,125
6.38%, 9/15/2020 (a)	22,905,000	23,477,625
Cinemark USA, Inc. 4.88%, 6/1/2023	8,420,000	7,914,800
Clear Channel Communications, Inc.:
9.00%, 12/15/2019	31,320,000	31,946,400
9.00%, 3/1/2021	34,325,000	34,668,250
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	13,019,000	13,198,011
6.50%, 11/15/2022	32,454,000	33,143,647
7.63%, 3/15/2020	29,900,000	31,432,375
CSC Holdings LLC 6.75%, 11/15/2021	15,360,000	16,550,400
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	7,996,000	8,435,780
DISH DBS Corp.:
5.00%, 3/15/2023	24,538,000	22,881,685
5.88%, 7/15/2022	35,300,000	35,300,000
6.75%, 6/1/2021	29,341,000	31,101,460
Gannett Co., Inc.:
5.13%, 10/15/2019 (a)	8,650,000	8,996,000
5.13%, 7/15/2020 (a)	13,308,000	13,474,350
6.38%, 10/15/2023 (a)	9,420,000	9,749,700
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)	11,500,000	9,113,750
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	9,745,000	10,134,800
Lamar Media Corp.:
5.00%, 5/1/2023	10,407,000	9,886,650
5.88%, 2/1/2022	9,128,000	9,356,200
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)	12,350,000	13,646,750
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	9,155,000	9,578,419
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	9,320,000	10,042,300
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	17,860,000	19,199,500
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	7,658,000	8,194,060
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	17,658,000	17,172,405
7.75%, 10/15/2018	16,744,000	18,083,520
Quebecor Media, Inc. 5.75%, 1/15/2023	12,500,000	12,093,750
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	8,960,000	8,825,600
6.13%, 10/1/2022	8,300,000	8,383,000
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (a)	500,000	472,500

See accompanying notes to financial statements.

245

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.63%, 5/15/2023 (a)	$4,421,000	$4,001,005
5.75%, 8/1/2021 (a)	11,800,000	11,918,000
5.88%, 10/1/2020 (a)	13,217,000	13,481,340
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	7,219,000	7,381,428
The Mcclatchy Co. 9.00%, 12/15/2022	19,048,000	20,952,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	14,128,000	13,704,160
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	14,500,000	15,877,500
6.88%, 5/15/2019 (a)	20,085,000	21,465,844
8.50%, 5/15/2021 (a)	17,690,000	19,459,000
Videotron, Ltd. 5.00%, 7/15/2022	13,109,000	12,814,047
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	12,058,000	12,495,103
Visant Corp. 10.00%, 10/1/2017	17,357,000	16,836,290
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. 10.25%, 7/15/2019	11,528,000	12,796,080
WMG Acquisition Corp. 11.50%, 10/1/2018	11,734,000	13,494,100

		839,120,880

METALS & MINING — 4.2%
AK Steel Corp. 7.63%, 5/15/2020	12,018,000	11,987,955
Aleris International, Inc.:
7.63%, 2/15/2018	9,250,000	9,781,875
7.88%, 11/1/2020	9,805,000	10,417,813
ArcelorMittal:
6.00%, 3/1/2021	23,100,000	24,486,000
7.50%, 10/15/2039	23,165,000	22,759,612
10.35%, 6/1/2019 (c)	23,992,000	30,349,880
Edgen Murray Corp. 8.75%, 11/1/2020 (a)	1,750,000	2,003,750
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	11,425,000	10,996,562
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	1,500,000	1,455,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	14,500,000	15,406,250
7.00%, 11/1/2015 (a)	18,570,000	19,266,375
8.25%, 11/1/2019 (a)	23,250,000	26,098,125
Hecla Mining Co. 6.88%, 5/1/2021 (a)	10,050,000	9,648,000
HudBay Minerals, Inc.:
9.50%, 10/1/2020 (a)	1,000,000	1,020,000
9.50%, 10/1/2020	8,902,000	9,146,805
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	16,295,000	14,013,700
Inmet Mining Corp.:
7.50%, 6/1/2021 (a)	9,408,000	9,831,360
8.75%, 6/1/2020 (a)	30,993,000	33,627,405
JMC Steel Group 8.25%, 3/15/2018 (a)	26,718,000	26,985,180
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	5,960,000	6,287,800
Molycorp, Inc. 10.00%, 6/1/2020	13,300,000	13,200,250
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,715,000	3,594,263
Novelis, Inc.:
8.38%, 12/15/2017	16,136,000	17,225,180
8.75%, 12/15/2020	21,651,000	24,086,737
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (c)	14,275,000	15,131,500
Schaeffler Finance BV:
4.75%, 5/15/2021 (a)	12,895,000	12,862,762
7.75%, 2/15/2017 (a)	13,841,000	15,709,535
Severstal Columbus LLC 10.25%, 2/15/2018	8,585,000	9,100,100
United States Steel Corp. 7.38%, 4/1/2020	10,093,000	10,875,208
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	4,182,000	4,401,555

		421,756,537

MULTILINE RETAIL — 0.5%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)	11,622,000	12,144,990
8.75%, 10/15/2021 (a)(c)	5,958,000	6,241,005
Sears Holdings Corp. 6.63%, 10/15/2018	20,870,000	18,887,350
SUPERVALU, Inc. 8.00%, 5/1/2016	8,755,000	9,685,219

		46,958,564

OIL, GAS & CONSUMABLE FUELS — 17.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	25,066,000	24,188,690
5.88%, 4/15/2021	10,517,000	11,200,605
6.13%, 7/15/2022	11,117,000	11,895,190
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019	16,929,000	14,601,262
6.25%, 6/1/2021	15,190,000	12,987,450
9.75%, 4/15/2018	9,780,000	10,366,800
Antero Resources Finance Corp.:
5.38%, 11/1/2021 (a)	11,875,000	11,993,750
6.00%, 12/1/2020 (c)	11,387,000	11,956,350
Arch Coal, Inc.:
7.00%, 6/15/2019	20,500,000	16,297,500
7.25%, 6/15/2021	19,461,000	14,887,665
Athlon Holdings LP/ Athlon Finance Corp. 7.38%, 4/15/2021 (a)	8,250,000	8,662,500
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. 5.88%, 8/1/2023 (a)	11,043,000	10,518,458
Atwood Oceanics, Inc. 6.50%, 2/1/2020	9,475,000	10,114,563
Berry Petroleum Co. 6.38%, 9/15/2022	9,077,000	9,235,848

See accompanying notes to financial statements.

246

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	$8,550,000	$8,956,125
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022	9,240,000	9,609,600
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	10,763,000	11,650,947
Chaparral Energy, Inc. 7.63%, 11/15/2022	1,000,000	1,070,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (c)	19,950,000	20,548,500
6.63%, 8/15/2020	17,781,000	19,870,267
9.50%, 2/15/2015	19,000,000	20,591,250
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	10,575,000	10,839,375
Cimarex Energy Co. 5.88%, 5/1/2022	9,489,000	10,034,618
Concho Resources, Inc.:
5.50%, 4/1/2023	24,945,000	25,693,350
6.50%, 1/15/2022 (c)	7,777,000	8,418,603
7.00%, 1/15/2021	13,087,000	14,395,700
Connacher Oil and Gas, Ltd. 8.50%, 8/1/2019 (a)	10,890,000	7,486,875
Consol Energy, Inc.:
8.00%, 4/1/2017	25,001,000	26,344,804
8.25%, 4/1/2020	19,267,000	20,856,527
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	5,645,000	5,814,350
6.13%, 3/1/2022 (a)	3,586,000	3,675,650
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	12,497,000	13,137,471
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,900,000	7,761,750
DCP Midstream LLC 5.85%, 5/21/2043 (a)(c)(e)	9,050,000	8,416,500
Denbury Resources, Inc.:
4.63%, 7/15/2023	15,940,000	14,385,850
8.25%, 2/15/2020	17,186,000	18,926,082
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	10,964,000	11,841,120
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38%, 6/1/2019	11,967,000	13,044,030
Energy Transfer Equity LP 7.50%, 10/15/2020	22,080,000	24,784,800
Energy XXI Gulf Coast, Inc.:
7.50%, 12/15/2021 (a)	9,061,000	9,446,093
9.25%, 12/15/2017 (c)	9,929,000	11,046,012
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	30,465,000	35,148,994
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	11,055,000	11,897,944
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (c)	535,000	575,125
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	8,850,000	8,894,250
EXCO Resources, Inc. 7.50%, 9/15/2018	22,425,000	21,303,750
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	13,222,000	13,783,935
Foresight Energy LLC/Foresight Energy Corp. 7.88%, 8/15/2021 (a)	10,459,000	10,746,622
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)(c)	6,100,000	6,450,750
Halcon Resources Corp.:
8.88%, 5/15/2021	26,113,000	26,374,130
9.75%, 7/15/2020	12,453,000	12,982,252
Harvest Operations Corp. 6.88%, 10/1/2017	8,125,000	8,896,875
Hiland Partners LP/Hiland Partners Finance Corp. 7.25%, 10/1/2020 (a)	12,601,000	13,514,572
Key Energy Services, Inc. 6.75%, 3/1/2021 (c)	9,797,000	10,041,925
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	13,072,000	14,324,075
Kinder Morgan, Inc.:
5.00%, 2/15/2021 (a)	10,047,000	9,896,154
5.63%, 11/15/2023 (a)	11,729,000	11,356,452
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	11,513,000	12,779,430
Laredo Petroleum, Inc.:
7.38%, 5/1/2022	9,150,000	9,927,750
9.50%, 2/15/2019	8,606,000	9,617,205
Linn Energy LLC/Linn Energy Finance Corp.:
7.00%, 11/1/2019 (a)	23,910,000	24,149,100
7.75%, 2/1/2021	13,500,000	14,276,250
8.63%, 4/15/2020	22,341,000	24,128,280
Magnum Hunter Resources Corp. 9.75%, 5/15/2020	5,000,000	5,400,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (c)	14,450,000	13,546,875
5.50%, 2/15/2023	10,810,000	10,891,075
6.75%, 11/1/2020 (c)	8,638,000	9,372,230
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	14,208,000	14,296,800
6.50%, 3/15/2021 (a)	8,525,000	8,972,563
7.00%, 3/31/2024 (a)	12,850,000	13,010,625
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021	13,860,000	14,483,700
10.75%, 10/1/2020	11,245,000	12,228,937
Murphy Oil USA, Inc. 6.00%, 8/15/2023 (a)	5,660,000	5,688,300
Newfield Exploration Co.:
5.63%, 7/1/2024	17,249,000	17,162,755

See accompanying notes to financial statements.

247

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 1/30/2022	$12,324,000	$12,693,720
6.88%, 2/1/2020	11,615,000	12,442,569
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(c)	11,850,000	11,583,375
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	7,740,000	8,107,650
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (a)	4,147,000	4,395,820
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023	14,360,000	14,647,200
7.50%, 11/1/2019 (c)	16,640,000	18,096,000
Oil States International, Inc. 6.50%, 6/1/2019	8,718,000	9,273,773
Pacific Drilling SA 5.38%, 6/1/2020 (a)	13,595,000	13,662,975
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	7,000,000	7,560,000
PBF Holding Co. LLC/ PBF Finance Corp. 8.25%, 2/15/2020	9,440,000	10,242,400
PDC Energy, Inc. 7.75%, 10/15/2022	3,155,000	3,407,400
Peabody Energy Corp.:
6.00%, 11/15/2018	22,110,000	23,547,150
6.25%, 11/15/2021	20,700,000	20,907,000
6.50%, 9/15/2020	10,767,000	11,332,267
Penn Virginia Corp. 8.50%, 5/1/2020	12,000,000	12,900,000
PetroBakken Energy, Ltd. 8.63%, 2/1/2020 (a)	30,500,000	30,805,000
Precision Drilling Corp. 6.63%, 11/15/2020 (c)	9,933,000	10,603,478
QEP Resources, Inc.:
5.25%, 5/1/2023	10,228,000	9,588,750
5.38%, 10/1/2022	9,678,000	9,315,075
6.88%, 3/1/2021	9,271,000	9,943,148
Range Resources Corp.:
5.00%, 8/15/2022	10,873,000	10,682,723
5.00%, 3/15/2023	9,301,000	9,091,728
6.75%, 8/1/2020	8,179,000	8,853,768
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.50%, 11/1/2023	10,450,000	9,509,500
5.50%, 4/15/2023	13,025,000	12,699,375
6.88%, 12/1/2018	7,924,000	8,498,490
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)(c)	19,300,000	17,128,750
6.00%, 1/15/2019 (a)(c)	10,820,000	10,008,500
6.88%, 4/15/2040 (a)	9,850,000	8,150,875
Rosetta Resources, Inc.:
5.63%, 5/1/2021	10,444,000	10,417,890
5.88%, 6/1/2022 (c)	5,200,000	5,161,000
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)	30,874,000	30,179,335
5.63%, 4/15/2023 (a)	18,096,000	16,919,760
6.25%, 3/15/2022 (a)	13,233,000	13,133,752
Samson Investment Co. 10.50%, 2/15/2020 (a)	42,050,000	45,834,500
Sanchez Energy Corp. 7.75%, 6/15/2021 (a)	4,520,000	4,621,700
SandRidge Energy, Inc.:
7.50%, 3/15/2021	16,925,000	17,728,937
7.50%, 2/15/2023	13,750,000	13,956,250
8.13%, 10/15/2022	11,268,000	11,944,080
SESI LLC:
6.38%, 5/1/2019	8,678,000	9,263,765
7.13%, 12/15/2021 (c)	12,462,000	13,895,130
SM Energy Co. 5.00%, 1/15/2024 (a)	7,333,000	6,984,683
Stone Energy Corp. 7.50%, 11/15/2022	16,050,000	16,772,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)	12,775,000	11,433,625
5.25%, 5/1/2023	13,816,000	13,384,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.13%, 10/15/2021	7,005,000	7,215,150
Tullow Oil PLC 6.00%, 11/1/2020 (a)(c)	4,214,000	4,277,210
Unit Corp. 6.63%, 5/15/2021 (c)	13,800,000	14,559,000
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	8,495,000	8,919,750
Venoco, Inc. 8.88%, 2/15/2019	14,000,000	13,790,000
W&T Offshore, Inc. 8.50%, 6/15/2019	14,031,000	14,837,782
Walter Energy, Inc. 9.88%, 12/15/2020	3,795,000	3,282,675
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (c)	20,616,000	21,079,860
5.75%, 3/15/2021	11,620,000	12,026,700
WPX Energy, Inc. 6.00%, 1/15/2022	18,260,000	18,260,000

		1,693,230,053

PAPER & FOREST PRODUCTS — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (a)	12,402,000	11,471,850

PERSONAL PRODUCTS — 0.2%
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	10,083,000	9,578,850
Revlon Consumer Products Corp. 5.75%, 2/15/2021	9,400,000	9,270,750

		18,849,600

PHARMACEUTICALS — 1.8%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	17,630,000	19,811,713
Endo Finance Co. 5.75%, 1/15/2022 (a)	9,100,000	9,145,500
Endo Health Solutions, Inc. 7.00%, 7/15/2019	9,627,000	10,300,890
Forest Laboratories, Inc. 5.00%, 12/15/2021 (a)	11,576,000	11,619,410

See accompanying notes to financial statements.

248

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Grifols, Inc. 8.25%, 2/1/2018	$15,531,000	$16,559,929
Hospira, Inc. 5.60%, 9/15/2040	1,219,000	1,114,422
NBTY, Inc. 9.00%, 10/1/2018	9,352,000	10,252,130
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (a)	10,740,000	11,008,500
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	37,258,000	39,260,617
VPII Escrow Corp.:
6.75%, 8/15/2018 (a)	22,757,000	25,004,254
7.50%, 7/15/2021 (a)	25,145,000	27,596,637

		181,674,002

REAL ESTATE INVESTMENT TRUSTS — 0.4%
DuPont Fabros Technology LP 5.88%, 9/15/2021	8,641,000	8,921,833
Felcor Lodging LP:
5.63%, 3/1/2023	9,476,000	9,239,100
6.75%, 6/1/2019	8,283,000	8,821,395
The Howard Hughes Corp. 6.88%, 10/1/2021 (a)	9,340,000	9,713,600

		36,695,928

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Services, Inc. 5.00%, 3/15/2023	13,543,000	13,018,209
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	10,635,000	11,671,912
Realogy Group LLC 7.63%, 1/15/2020 (a)	9,320,000	10,461,700
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	9,123,000	9,191,423

		44,343,244

ROAD & RAIL — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.25%, 1/15/2019	11,184,000	12,190,560
CHC Helicopter SA 9.25%, 10/15/2020	19,087,000	20,566,243

		32,756,803

SEMICONDUCTORS — 0.8%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020	12,200,000	12,108,500
Amkor Technology, Inc. 6.38%, 10/1/2022	2,300,000	2,363,250
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	8,650,000	8,412,125
6.00%, 1/15/2022 (a)	15,223,000	15,413,287
8.05%, 2/1/2020	10,205,000	10,970,375
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	9,360,000	8,798,400
6.50%, 5/15/2019 (a)	8,890,000	9,534,525
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	10,053,000	10,027,868
SunEdison, Inc. 7.75%, 4/1/2019	6,500,000	6,971,250

		84,599,580

SOFTWARE — 1.4%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	19,312,000	19,987,920
6.13%, 9/15/2023 (a)	12,900,000	13,448,250
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	20,039,000	20,990,852
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	20,674,000	21,294,220
Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (a)	11,512,000	11,972,480
IMS Health, Inc.:
6.00%, 11/1/2020 (a)	7,491,000	7,959,188
12.50%, 3/1/2018 (a)	17,990,000	21,273,175
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	15,533,000	15,183,507
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)	3,987,000	4,415,603

		136,525,195

SPECIALTY RETAIL — 3.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	8,189,000	8,946,483
7.00%, 5/20/2022	14,980,000	16,253,300
Best Buy Co., Inc.:
5.00%, 8/1/2018	7,094,000	7,430,965
5.50%, 3/15/2021	10,808,000	10,889,060
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)	5,496,000	5,619,660
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	17,160,000	18,618,600
CST Brands, Inc. 5.00%, 5/1/2023	7,670,000	7,401,550
DineEquity, Inc. 9.50%, 10/30/2018	11,420,000	12,676,200
Dufry Finance SCA 5.50%, 10/15/2020 (a)	7,975,000	8,174,375
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021 (c)	8,025,000	8,185,500
L Brands, Inc.:
5.63%, 2/15/2022	15,675,000	16,027,687
6.63%, 4/1/2021	12,753,000	13,996,417
8.50%, 6/15/2019	8,160,000	9,792,000
Landry’s, Inc. 9.38%, 5/1/2020 (a)(c)	9,624,000	10,490,160
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	9,775,000	10,166,000
Michaels Stores, Inc. 7.75%, 11/1/2018 (c)	16,535,000	17,940,475
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	8,099,000	8,301,556
Party City Holdings, Inc. 8.88%, 8/1/2020	10,877,000	12,182,240

See accompanying notes to financial statements.

249

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Penske Automotive Group, Inc. 5.75%, 10/1/2022	$9,224,000	$9,431,540
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(c)	9,250,000	9,920,625
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	6,780,000	6,915,600
Rite Aid Corp.:
6.75%, 6/15/2021	11,400,000	11,955,750
8.00%, 8/15/2020	10,417,000	11,719,125
9.25%, 3/15/2020	11,626,000	13,340,835
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	14,113,000	14,677,520
6.88%, 11/15/2019 (c)	10,508,000	11,611,340
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	10,160,000	11,049,000
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	11,240,000	11,577,200

		315,290,763

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	12,615,000	13,655,738
10.75%, 10/15/2019 (a)	13,604,000	14,352,220

		28,007,958

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. 6.38%, 12/15/2020	15,634,000	17,080,145
Levi Strauss & Co.:
6.88%, 5/1/2022	6,375,000	7,012,500
7.63%, 5/15/2020	9,600,000	10,536,000
PVH Corp.:
4.50%, 12/15/2022	12,478,000	11,822,905
7.38%, 5/15/2020	8,099,000	8,919,024

		55,370,574

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	8,143,000	8,436,962

TOBACCO — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021	15,720,000	14,737,500

TRADING COMPANIES & DISTRIBUTORS — 0.5%
United Rentals North America, Inc.:
7.38%, 5/15/2020	11,575,000	12,833,781
7.63%, 4/15/2022	16,045,000	17,830,007
8.38%, 9/15/2020	13,820,000	15,409,300
WESCO Distribution, Inc. 5.38%, 12/15/2021 (a)	7,425,000	7,425,000

		53,498,088

TRANSPORTATION INFRASTRUCTURE — 0.2%
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	6,375,000	6,422,813
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	3,200,000	3,264,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	6,943,000	6,977,715
Swift Services Holdings, Inc. 10.00%, 11/15/2018	5,000,000	5,562,500

		22,227,028

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
Altice Financing SA 6.50%, 1/15/2022 (a)	3,811,000	3,849,110
Avaya, Inc.:
7.00%, 4/1/2019 (a)	18,983,000	18,603,340
10.50%, 3/1/2021 (a)	29,797,000	28,456,135
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (c)	13,000,000	14,072,500
CommScope Holding Co., Inc. 6.63%, 6/1/2020 (a)	8,460,000	8,798,400
Crown Castle International Corp.:
5.25%, 1/15/2023 (c)	25,994,000	25,474,120
7.13%, 11/1/2019	9,840,000	10,602,600
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)	22,388,000	23,227,550
6.63%, 4/1/2023 (a)	28,950,000	29,890,875
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)(c)	5,500,000	5,280,000
6.63%, 10/15/2021 (a)	7,792,000	8,060,824
Nokia Oyj 5.38%, 5/15/2019	12,441,000	12,907,537
Nokia OYJ 6.63%, 5/15/2039	9,385,000	9,220,763
Sprint Corp.:
7.13%, 6/15/2024 (a)	31,941,000	32,420,115
7.88%, 9/15/2023 (a)	56,083,000	60,289,225
Sprint Nextel Corp.:
6.00%, 11/15/2022	4,904,000	4,781,400
9.00%, 11/15/2018 (a)	46,735,000	56,315,675
T-Mobile USA, Inc. 6.46%, 4/28/2019	17,580,000	18,678,750
Telecom Italia Capital SA 7.18%, 6/18/2019	14,250,000	15,995,625

		386,924,544

TOTAL CORPORATE BONDS & NOTES —
(Cost $9,699,718,413)		9,738,970,435

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.06% (f)(g)(h) (Cost $92,978,300)	92,978,300	92,978,300

TOTAL INVESTMENTS — 98.7% (b)
(Cost $9,792,696,713)		9,831,948,735
OTHER ASSETS & LIABILITIES — 1.3%		133,162,036

NET ASSETS — 100.0%		$9,965,110,771

See accompanying notes to financial statements.

250

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 37.0% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (Note 2)
ADS = American Depositary Shares
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

251

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.4%
AEROSPACE & DEFENSE — 1.8%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$5,000,000	$5,164,440
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	7,750,000	8,098,750
7.50%, 3/15/2018 (a)	6,275,000	7,137,813
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	8,181,000	8,835,480
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	12,050,000	12,998,937
Sequa Corp. 7.00%, 12/15/2017 (a)	7,377,500	7,451,275
Triumph Group, Inc. 8.63%, 7/15/2018	4,175,000	4,509,000

		54,195,695

AIRLINES — 0.8%
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018	7,600,000	7,942,000
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	7,060,000	7,280,625
US Airways Group, Inc. 6.13%, 6/1/2018	8,601,000	8,665,508

		23,888,133

AUTO COMPONENTS — 1.3%
Chassix, Inc. 9.25%, 8/1/2018 (a)	2,824,000	3,007,560
Cooper-Standard Automotive, Inc. 8.50%, 5/1/2018	3,892,000	4,125,520
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	8,300,000	8,351,875
7.75%, 5/15/2018 (a)	6,647,000	7,153,834
Pittsburgh Glass Works LLC 8.00%, 11/15/2018 (a)	5,047,000	5,311,967
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	10,000,000	10,600,000

		38,550,756

AUTOMOBILES — 0.2%
General Motors Co. 3.50%, 10/2/2018 (a)	6,451,000	6,596,148

BEVERAGES — 0.9%
Constellation Brands, Inc.:
7.25%, 9/1/2016	7,905,000	8,972,175
7.25%, 5/15/2017	6,185,000	7,190,062
8.38%, 12/15/2014	4,280,000	4,558,200
Cott Beverages, Inc. 8.13%, 9/1/2018	5,800,000	6,264,000

		26,984,437

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)(b)	6,025,000	6,446,750

BUILDING PRODUCTS — 3.3%
Associated Materials LLC 9.13%, 11/1/2017	12,110,000	12,927,425
Building Materials Corp. of America 6.88%, 8/15/2018 (a)	5,868,000	6,234,750
Calcipar SA 6.88%, 5/1/2018 (a)(b)	2,840,000	3,010,400
Euramax International, Inc. 9.50%, 4/1/2016	2,623,000	2,629,557
Griffon Corp. 7.13%, 4/1/2018	8,246,000	8,740,760
Hanson PLC 6.13%, 8/15/2016	7,660,000	8,406,850
Interline Brands, Inc. 10.00%, 11/15/2018	900,000	983,250
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	3,940,000	4,471,900
Lafarge SA:
6.20%, 7/9/2015 (a)(b)	4,995,000	5,294,700
6.50%, 7/15/2016 (b)	5,991,000	6,620,055
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,356,050
6.13%, 10/3/2016	8,626,000	9,661,120
Ply Gem Industries, Inc. 8.25%, 2/15/2018	11,183,000	11,909,895
USG Corp.:
6.30%, 11/15/2016	4,698,000	5,038,605
8.38%, 10/15/2018 (a)	2,000,000	2,175,000
9.75%, 1/15/2018	7,510,000	8,880,575

		99,340,892

CAPITAL MARKETS — 0.5%
American Capital, Ltd. 6.50%, 9/15/2018 (a)	4,040,000	4,211,700
E*TRADE Financial Corp.:
6.00%, 11/15/2017	6,475,000	6,879,688
6.75%, 6/1/2016	4,600,000	4,991,000

		16,082,388

CHEMICALS — 1.9%
Ashland, Inc.:
3.00%, 3/15/2016	5,715,000	5,829,300
3.88%, 4/15/2018	9,990,000	10,114,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	15,200,000	15,789,000
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)	10,398,000	10,449,990
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	3,660,000	2,488,800
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	4,350,000	4,676,250
11.00%, 8/15/2017 (a)	3,000,000	3,195,000
PQ Corp. 8.75%, 5/1/2018 (a)	4,200,000	4,578,000
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (a)(b)	1,850,000	1,914,750

		59,035,965

See accompanying notes to financial statements.

252

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

COMMERCIAL BANKS — 3.6%
CIT Group, Inc.:
4.25%, 8/15/2017	$12,738,000	$13,263,442
4.75%, 2/15/2015 (a)	12,736,000	13,197,680
5.00%, 5/15/2017	5,150,000	5,497,625
5.25%, 4/1/2014 (a)	6,150,000	6,211,500
5.25%, 3/15/2018	12,550,000	13,459,875
6.63%, 4/1/2018 (a)	7,246,000	8,142,692
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	4,420,000	4,772,177
HBOS PLC 6.75%, 5/21/2018 (a)	12,950,000	14,648,095
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018	8,200,000	8,330,856
5.00%, 10/1/2014	9,799,000	10,014,108
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (a)	4,420,000	4,552,600
Synovus Financial Corp. 5.13%, 6/15/2017	6,115,000	6,313,737

		108,404,387

COMMERCIAL SERVICES — 0.7%
Ceridian Corp. 11.25%, 11/15/2015	7,550,000	7,606,625
National Money Mart Co. 10.38%, 12/15/2016	6,206,000	6,299,090
RR Donnelley & Sons Co. 7.25%, 5/15/2018	7,250,000	8,228,750

		22,134,465

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)	5,148,000	5,572,710
Cenveo Corp. 8.88%, 2/1/2018	5,800,000	5,800,000
DynCorp International, Inc. 10.38%, 7/1/2017	4,125,000	4,217,812
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	2,350,000	2,405,813
Interactive Data Corp. 10.25%, 8/1/2018	9,850,000	10,835,000
iPayment, Inc. 10.25%, 5/15/2018	3,500,000	2,870,000
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	9,042,000	9,561,915
Nord Anglia Education UK Holdings PLC 10.25%, 4/1/2017 (a)	7,150,000	7,847,125
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018	5,000,000	4,875,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	4,966,000	5,239,130
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)	4,500,000	4,736,250
Tervita Corp. 8.00%, 11/15/2018 (a)	5,200,000	5,369,000
The ADT Corp. 2.25%, 7/15/2017	11,490,000	11,306,884
The Hertz Corp. 7.50%, 10/15/2018	4,250,000	4,584,687

		85,221,326

COMPUTERS & PERIPHERALS — 1.3%
Dell, Inc.:
2.30%, 9/10/2015	6,000,000	6,022,500
3.10%, 4/1/2016	4,400,000	4,438,500
5.65%, 4/15/2018	7,050,000	7,199,813
iGate Corp. 9.00%, 5/1/2016	12,125,000	12,882,812
Infor US, Inc. 11.50%, 7/15/2018	8,500,000	9,796,250

		40,339,875

CONSTRUCTION & ENGINEERING — 0.0% (c)
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (a)	1,000,000	1,025,000

CONSTRUCTION MATERIALS — 0.4%
Vulcan Materials Co.:
6.40%, 11/30/2017	2,425,000	2,728,125
6.50%, 12/1/2016	6,265,000	7,016,800
7.00%, 6/15/2018	3,040,000	3,458,000

		13,202,925

CONSUMER FINANCE — 1.1%
SLM Corp.:
5.00%, 4/15/2015	2,000,000	2,092,500
6.00%, 1/25/2017	6,500,000	7,036,250
6.25%, 1/25/2016	9,100,000	9,828,000
8.45%, 6/15/2018	13,435,000	15,651,775

		34,608,525

CONTAINERS & PACKAGING — 1.5%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)(b)	8,750,000	9,406,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)(b)	4,300,000	4,617,125
Berry Plastics Corp. 9.50%, 5/15/2018	8,550,000	9,169,875
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)	7,316,000	7,462,320
6.00%, 6/15/2017 (a)	5,921,000	5,995,013
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	6,535,000	7,335,537
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)(b)	2,300,000	2,363,250

		46,349,370

DISTRIBUTORS — 0.3%
VWR Funding, Inc. 7.25%, 9/15/2017	8,415,000	9,025,088

See accompanying notes to financial statements.

253

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED CONSUMER SERVICES — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.50%, 5/15/2018 (b)	$17,200,000	$18,146,000

DIVERSIFIED FINANCIAL SERVICES — 12.5%
Affinion Investments LLC 13.50%, 8/15/2018 (a)	3,162,000	3,146,190
Aircastle, Ltd.:
4.63%, 12/15/2018	4,800,000	4,836,000
6.75%, 4/15/2017	7,200,000	8,028,000
9.75%, 8/1/2018	1,500,000	1,638,750
Ally Financial, Inc.:
2.75%, 1/30/2017	5,150,000	5,169,313
3.13%, 1/15/2016	2,050,000	2,095,385
3.50%, 7/18/2016	6,700,000	6,913,355
4.50%, 2/11/2014 (b)	6,723,000	6,748,211
4.63%, 6/26/2015	7,100,000	7,389,595
4.75%, 9/10/2018	3,400,000	3,557,250
5.50%, 2/15/2017	7,875,000	8,524,687
6.25%, 12/1/2017	4,415,000	4,922,725
6.75%, 12/1/2014	2,900,000	3,037,750
6.75%, 12/1/2014	2,150,000	2,249,438
8.30%, 2/12/2015	8,725,000	9,379,375
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017	5,955,000	6,141,094
7.75%, 11/1/2017 (a)	5,041,000	5,198,531
CEVA Group PLC 8.38%, 12/1/2017 (a)(b)	9,950,000	10,397,750
CNH Capital LLC:
3.25%, 2/1/2017 (a)	4,380,000	4,456,650
3.63%, 4/15/2018	8,475,000	8,591,531
3.88%, 11/1/2015	8,526,000	8,803,095
6.25%, 11/1/2016	7,812,000	8,622,495
Credit Acceptance Corp. 9.13%, 2/1/2017	6,785,000	7,124,250
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	9,893,000	10,016,662
3.25%, 5/15/2018 (a)	6,398,000	6,398,000
4.75%, 8/15/2017 (a)	8,635,000	9,163,894
6.75%, 6/1/2018	5,250,000	5,985,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	10,350,000	10,557,000
8.00%, 1/15/2018	23,350,000	24,284,000
International Lease Finance Corp.:
3.88%, 4/15/2018 (b)	9,286,000	9,309,215
4.88%, 4/1/2015	5,050,000	5,226,750
5.65%, 6/1/2014	8,359,000	8,505,283
5.75%, 5/15/2016	8,750,000	9,373,437
8.63%, 9/15/2015	7,625,000	8,463,750
8.75%, 3/15/2017	15,400,000	18,133,500
8.88%, 9/1/2017	4,850,000	5,771,500
MPH Intermediate Holding Co. 2 8.38%, 8/1/2018 (a)	7,880,000	8,195,200
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 8/1/2018	9,250,000	9,411,875
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	5,000,000	5,000,000
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)	4,500,000	4,623,750
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	5,402,000	5,561,910
SLM Corp.:
3.88%, 9/10/2015	3,975,000	4,109,156
4.63%, 9/25/2017	2,750,000	2,854,561
5.05%, 11/14/2014 (b)	1,100,000	1,135,750
5.38%, 5/15/2014	1,434,000	1,459,095
Springleaf Finance Corp.:
5.40%, 12/1/2015	7,450,000	7,748,000
5.75%, 9/15/2016 (b)	5,500,000	5,830,000
6.90%, 12/15/2017	22,190,000	24,253,670
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	6,880,000	7,327,200
TransUnion Holding Co., Inc.:
8.13%, 6/15/2018	6,223,000	6,565,265
9.63%, 6/15/2018	10,110,000	10,868,250
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	6,550,000	7,139,500

		380,242,593

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.9%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/2017 (a)	2,400,000	2,403,000
Brightstar Corp. 9.50%, 12/1/2016 (a)	2,400,000	2,640,000
CenturyLink, Inc.:
5.00%, 2/15/2015	1,954,000	2,027,275
5.15%, 6/15/2017	3,250,000	3,485,625
6.00%, 4/1/2017	6,000,000	6,615,000
Cincinnati Bell, Inc. 8.75%, 3/15/2018	9,915,000	10,410,750
Frontier Communications Corp.:
8.13%, 10/1/2018	6,920,000	7,906,100
8.25%, 4/15/2017	9,905,000	11,489,800
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	7,639,000	7,944,560
Intelsat Luxembourg SA 6.75%, 6/1/2018 (a)	9,000,000	9,562,500
PAETEC Holding Corp. 9.88%, 12/1/2018	6,500,000	7,263,750
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	5,100,000	5,323,125
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	6,700,000	4,991,500
Sprint Nextel Corp. 9.13%, 3/1/2017	11,398,000	13,392,650
T-Mobile USA, Inc. 5.25%, 9/1/2018 (a)	6,134,000	6,456,035
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)(b)	12,033,000	12,514,320

See accompanying notes to financial statements.

254

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)(b)	$2,250,000	$2,250,000
West Corp. 8.63%, 10/1/2018	3,700,000	4,023,750
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	13,150,000	13,840,375
7.25%, 2/15/2018 (a)	4,700,000	4,923,250
11.75%, 7/15/2017 (a)	14,850,000	15,796,687
Windstream Corp.:
7.88%, 11/1/2017	12,005,000	13,715,713
8.13%, 9/1/2018	9,170,000	9,857,750

		178,833,515

ELECTRIC UTILITIES — 3.5%
DPL, Inc. 6.50%, 10/15/2016	7,750,000	8,389,375
EDP Finance BV 6.00%, 2/2/2018 (a)	8,410,000	9,017,622
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 11.25%, 12/1/2018 (a)	5,000,000	3,475,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)	7,500,000	7,762,500
FirstEnergy Corp. 2.75%, 3/15/2018	6,150,000	6,042,805
GenOn Energy, Inc. 9.50%, 10/15/2018	9,300,000	10,532,250
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	3,850,000	4,032,875
7.25%, 4/1/2016 (a)	5,285,000	5,800,288
NRG Energy, Inc. 7.63%, 1/15/2018	14,630,000	16,678,200
RRI Energy, Inc. 7.88%, 6/15/2017	10,825,000	11,907,500
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	15,000,000	937,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	11,350,000	709,375
The AES Corp.:
7.75%, 10/15/2015	3,398,000	3,754,790
8.00%, 10/15/2017	11,812,000	13,879,100
9.75%, 4/15/2016	3,650,000	4,297,875

		107,217,055

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Atkore International, Inc. 9.88%, 1/1/2018 (b)	7,014,000	7,540,050
Kemet Corp. 10.50%, 5/1/2018	4,000,000	3,950,000
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)	6,750,000	6,918,750
3.75%, 6/1/2018 (a)	9,838,000	9,911,785
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	8,450,000	8,756,312

		37,076,897

ENERGY EQUIPMENT & SERVICES — 0.2%
Pioneer Energy Services Corp. 9.88%, 3/15/2018 (b)	7,010,000	7,430,600

ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	4,040,000	4,343,000
Aguila 3 SA 7.88%, 1/31/2018 (a)	12,776,000	13,542,560

		17,885,560

FOOD PRODUCTS — 1.4%
BI-LO LLC/BI-LO Finance Corp. 8.63%, 9/15/2018 (a)	5,900,000	6,165,500
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	9,000,000	9,855,000
Dean Foods Co. 7.00%, 6/1/2016	4,309,000	4,761,445
Michael Foods Group, Inc. 9.75%, 7/15/2018	6,175,000	6,715,312
Smithfield Foods, Inc. 7.75%, 7/1/2017	7,035,000	8,248,537
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)	3,553,000	3,721,768
TreeHouse Foods, Inc. 7.75%, 3/1/2018	2,750,000	2,880,625

		42,348,187

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Accellent, Inc. 8.38%, 2/1/2017	2,735,000	2,861,494
Alere, Inc.:
7.25%, 7/1/2018	5,600,000	6,153,000
8.63%, 10/1/2018	5,885,000	6,355,800
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018	8,745,000	9,400,875
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)(b)	3,675,000	4,060,875
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/1/2018	15,000,000	17,250,000

		46,082,044

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Capella Healthcare, Inc. 9.25%, 7/1/2017	4,451,000	4,740,315
Centene Corp. 5.75%, 6/1/2017	7,352,000	7,811,500
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	19,213,000	19,837,422
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)	500,000	565,000
6.88%, 7/15/2017 (b)	4,180,000	4,744,300
HCA, Inc.:
5.75%, 3/15/2014	6,050,000	6,104,450
6.38%, 1/15/2015	7,200,000	7,560,000

See accompanying notes to financial statements.

255

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 2/15/2016	$9,275,000	$10,144,531
8.00%, 10/1/2018	1,700,000	2,008,125
Health Management Associates, Inc. 6.13%, 4/15/2016	4,369,000	4,838,668
Health Net, Inc. 6.38%, 6/1/2017	4,925,000	5,306,687
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (a)	7,000,000	7,682,500
Multiplan, Inc. 9.88%, 9/1/2018 (a)(b)	9,386,000	10,324,600
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	3,150,000	3,181,500
9.88%, 4/15/2017	3,100,000	2,712,500
Tenet Healthcare Corp.:
6.25%, 11/1/2018	10,750,000	11,905,625
9.25%, 2/1/2015	3,499,000	3,770,173
Universal Health Services, Inc. 7.13%, 6/30/2016	3,240,000	3,649,050

		116,886,946

HOTELS, RESTAURANTS & LEISURE — 3.5%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)(b)	3,401,000	3,707,090
Boyd Gaming Corp. 9.13%, 12/1/2018	750,000	815,625
Burger King Corp. 9.88%, 10/15/2018	2,000,000	2,220,000
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015	4,050,000	3,999,375
6.50%, 6/1/2016	3,000,000	2,280,000
10.00%, 12/15/2018	5,000,000	2,575,000
10.00%, 12/15/2018	11,000,000	5,280,000
10.75%, 2/1/2016	3,774,000	3,038,070
11.25%, 6/1/2017	17,475,000	17,780,812
12.75%, 4/15/2018	5,500,000	3,107,500
Diamond Resorts Corp. 12.00%, 8/15/2018	2,020,000	2,232,100
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018 (a)	5,515,000	5,639,088
Marina District Finance Co., Inc. 9.88%, 8/15/2018	3,550,000	3,842,875
MGM Mirage, Inc.:
6.63%, 7/15/2015	9,068,000	9,725,430
7.63%, 1/15/2017	8,023,000	9,126,162
MGM Resorts International:
5.88%, 2/27/2014	3,300,000	3,316,500
7.50%, 6/1/2016	7,650,000	8,568,000
10.00%, 11/1/2016	4,650,000	5,580,000
11.38%, 3/1/2018	6,000,000	7,620,000
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	4,378,000	4,914,305

		105,367,932

HOUSEHOLD DURABLES — 1.9%
Centex Corp. 6.50%, 5/1/2016	3,100,000	3,421,625
DR Horton, Inc.:
3.63%, 2/15/2018	2,850,000	2,892,750
4.75%, 5/15/2017	3,526,000	3,728,745
6.50%, 4/15/2016	2,732,000	2,984,710
Jarden Corp. 7.50%, 5/1/2017	7,960,000	9,213,700
Lennar Corp.:
4.75%, 12/15/2017	4,025,000	4,216,188
Series B 5.60%, 5/31/2015	4,556,000	4,783,800
12.25%, 6/1/2017	3,825,000	4,919,906
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)(b)	7,135,000	7,473,912
Standard Pacific Corp. 8.38%, 5/15/2018	7,314,000	8,593,950
Toll Brothers Finance Corp. 8.91%, 10/15/2017	3,575,000	4,316,813

		56,546,099

HOUSEHOLD PRODUCTS — 0.4%
American Achievement Corp. 10.88%, 4/15/2016 (a)	4,250,000	4,473,125
Central Garden and Pet Co. 8.25%, 3/1/2018	6,349,000	6,174,403

		10,647,528

INDUSTRIAL CONGLOMERATES — 0.3%
Polypore International, Inc. 7.50%, 11/15/2017	5,828,000	6,163,110
SPX Corp. 7.63%, 12/15/2014	3,380,000	3,557,450

		9,720,560

INTERNET SOFTWARE & SERVICES — 0.2%
IAC/InterActiveCorp 4.88%, 11/30/2018 (a)	5,500,000	5,623,750
Pacnet, Ltd. 9.00%, 12/12/2018 (a)	1,800,000	1,833,750

		7,457,500

IT SERVICES — 0.6%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	3,625,000	3,760,938
First Data Corp. 11.25%, 3/31/2016	7,001,000	7,018,502
GXS Worldwide, Inc. 9.75%, 6/15/2015	8,334,000	8,604,855

		19,384,295

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 8/1/2018	7,885,000	8,555,225
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	8,610,000	9,019,061
Sabre Holdings Corp. 8.35%, 3/15/2016 (b)	5,879,000	6,555,085

		24,129,371

MACHINERY — 1.7%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	5,050,000	5,321,438

See accompanying notes to financial statements.

256

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Cascades, Inc. 7.75%, 12/15/2017	$7,643,000	$7,967,827
Case New Holland, Inc. 7.88%, 12/1/2017	15,750,000	18,585,000
SPX Corp. 6.88%, 9/1/2017	6,970,000	7,876,100
The Manitowoc Co., Inc. 9.50%, 2/15/2018	5,765,000	6,074,869
Victor Technologies Group, Inc. 9.00%, 12/15/2017	4,281,000	4,580,670

		50,405,904

MEDIA — 5.4%
Affinion Group, Inc. 7.88%, 12/15/2018	1,000,000	900,000
Allbritton Communications Co. 8.00%, 5/15/2018	4,595,000	4,859,213
American Media, Inc. 11.50%, 12/15/2017	3,300,000	3,588,750
Cablevision Systems Corp.:
7.75%, 4/15/2018	12,105,000	13,512,206
8.63%, 9/15/2017	9,350,000	10,892,750
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	10,400,000	11,011,000
Clear Channel Communications, Inc.:
5.50%, 9/15/2014	4,950,000	4,925,250
14.00%, 2/1/2021 (a)	1,650,000	1,497,375
CSC Holdings LLC 7.63%, 7/15/2018	5,700,000	6,519,375
DISH DBS Corp.:
4.25%, 4/1/2018	10,416,000	10,624,320
4.63%, 7/15/2017	7,200,000	7,542,000
6.63%, 10/1/2014	8,775,000	9,126,000
7.13%, 2/1/2016	12,125,000	13,428,438
7.75%, 5/31/2015	5,325,000	5,777,625
inVentiv Health, Inc.:
9.00%, 1/15/2018 (a)	8,400,000	8,736,000
11.00%, 8/15/2018 (a)	2,500,000	2,212,500
11.00%, 8/15/2018 (a)	2,500,000	2,206,250
Lamar Media Corp. 7.88%, 4/15/2018	4,741,000	5,007,681
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	5,000,000	5,400,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	6,525,000	6,525,000
Quebecor Media, Inc. 7.75%, 3/15/2016	6,552,000	6,633,900
Virgin Media Secured Finance PLC 6.50%, 1/15/2018	15,250,000	15,802,812
Visant Corp. 10.00%, 10/1/2017	7,200,000	6,984,000
WMG Acquisition Corp. 11.50%, 10/1/2018	531,000	610,650

		164,323,095

METALS & MINING — 6.6%
AK Steel Corp. 8.75%, 12/1/2018	1,155,000	1,290,713
Aleris International, Inc. 7.63%, 2/15/2018	5,783,000	6,115,522
ArcelorMittal:
4.25%, 2/25/2015	4,862,000	4,995,705
4.25%, 8/5/2015	9,550,000	9,884,250
4.25%, 3/1/2016	5,585,000	5,829,344
5.00%, 2/25/2017 (b)	16,731,000	17,943,997
6.13%, 6/1/2018	16,416,000	18,016,560
9.50%, 2/15/2015	6,350,000	6,897,687
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)	4,400,000	4,048,000
Commercial Metals Co.:
6.50%, 7/15/2017	3,107,000	3,441,003
7.35%, 8/15/2018	2,924,000	3,333,360
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)(b)	3,850,000	4,023,250
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)	2,800,000	2,646,000
9.88%, 6/15/2015 (a)	3,100,000	1,891,000
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	3,800,000	3,686,000
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	9,865,000	10,481,562
6.38%, 2/1/2016 (a)	5,950,000	6,158,250
6.88%, 2/1/2018 (a)	9,150,000	9,630,375
7.00%, 11/1/2015 (a)	10,632,000	11,030,700
JMC Steel Group 8.25%, 3/15/2018 (a)	6,850,000	6,918,500
Mueller Water Products, Inc. 7.38%, 6/1/2017	3,385,000	3,469,625
Novelis, Inc. 8.38%, 12/15/2017	12,322,000	13,153,735
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (b)	10,100,000	10,706,000
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	5,600,000	6,356,000
Severstal Columbus LLC 10.25%, 2/15/2018	4,650,000	4,929,000
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	4,625,000	5,087,500
United States Steel Corp.:
6.05%, 6/1/2017	6,047,000	6,530,760
7.00%, 2/1/2018	7,900,000	8,591,250
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	3,185,000	3,352,213

		200,437,861

MULTILINE RETAIL — 0.6%
Sears Holdings Corp. 6.63%, 10/15/2018	8,000,000	7,240,000
SUPERVALU, Inc. 8.00%, 5/1/2016	8,675,000	9,596,719

		16,836,719

See accompanying notes to financial statements.

257

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

OIL, GAS & CONSUMABLE FUELS — 9.6%
Alpha Natural Resources, Inc. 9.75%, 4/15/2018	$3,650,000	$3,869,000
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	40,000	42,800
Arch Coal, Inc. 8.00%, 1/15/2019 (a)(b)	2,572,000	2,565,570
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	4,050,000	4,343,625
Chesapeake Energy Corp.:
3.25%, 3/15/2016	4,900,000	4,949,000
6.50%, 8/15/2017	8,725,000	9,837,437
9.50%, 2/15/2015	8,775,000	9,509,906
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	3,250,000	3,347,500
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	3,500,000	3,543,750
Consol Energy, Inc. 8.00%, 4/1/2017	20,270,000	21,359,512
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	7,153,000	7,519,591
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	11,788,000	12,731,040
El Paso Corp.:
7.00%, 6/15/2017	9,831,000	11,115,292
7.25%, 6/1/2018	6,550,000	7,477,742
Endeavour International Corp. 12.00%, 3/1/2018	4,073,000	4,185,008
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017 (b)	7,850,000	8,733,125
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (b)	5,440,000	5,848,000
EXCO Resources, Inc. 7.50%, 9/15/2018	7,850,000	7,457,500
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	10,493,000	10,938,952
Harvest Operations Corp. 6.88%, 10/1/2017	6,295,000	6,893,025
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	7,850,000	8,601,897
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	8,475,000	9,103,269
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	2,797,520	2,858,366
Newfield Exploration Co. 7.13%, 5/15/2018	6,750,000	7,009,875
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	12,000,000	10,860,000
NuStar Logistics LP 8.15%, 4/15/2018 (b)	2,597,000	2,941,103
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	7,550,000	8,154,000
Parker Drilling Co. 9.13%, 4/1/2018	8,744,000	9,268,640
Peabody Energy Corp.:
6.00%, 11/15/2018	5,000,000	5,325,000
7.38%, 11/1/2016	6,750,000	7,593,750
Quicksilver Resources, Inc. 7.13%, 4/1/2016	4,000,000	3,910,000
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)(b)	4,495,000	4,495,000
6.85%, 7/15/2018 (a)(b)	5,050,000	4,911,125
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.75%, 2/15/2017 (b)	4,100,000	4,264,000
Sabine Pass LNG LP 7.50%, 11/30/2016	18,340,000	20,724,200
Seadrill, Ltd. 5.63%, 9/15/2017 (a)(b)	13,580,000	14,055,300
Tesoro Corp. 4.25%, 10/1/2017	7,275,000	7,584,187
Ultra Petroleum Corp. 5.75%, 12/15/2018 (a)	2,743,000	2,818,433
Whiting Petroleum Corp. 6.50%, 10/1/2018	450,000	478,125
WPX Energy, Inc. 5.25%, 1/15/2017	6,675,000	7,125,563
Yingde Gases Investment, Ltd. 8.13%, 4/22/2018 (a)	4,750,000	4,940,000

		293,289,208

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. 7.13%, 11/1/2018	500,000	533,750
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	3,800,000	4,161,000

		4,694,750

PHARMACEUTICALS — 1.7%
Grifols, Inc. 8.25%, 2/1/2018	10,450,000	11,142,312
Hospira, Inc. 6.05%, 3/30/2017	4,503,000	4,968,565
NBTY, Inc. 9.00%, 10/1/2018	4,339,000	4,756,629
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)(b)	7,365,000	7,604,363
6.75%, 10/1/2017 (a)	5,650,000	6,017,250
VPII Escrow Corp. 6.75%, 8/15/2018 (a)	15,272,000	16,780,110

		51,269,229

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Atlantic Finance, Ltd. 10.75%, 5/27/2014 (a)	1,050,000	1,086,329
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	3,736,000	4,062,900
The Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)	6,191,000	6,237,432

		11,386,661

REGIONAL BANKS — 0.3%
Regions Bank 7.50%, 5/15/2018	8,280,000	9,797,608

See accompanying notes to financial statements.

258

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

RETAIL — 0.3%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017 (a)	$9,100,000	$9,998,625

SEMICONDUCTORS — 0.2%
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	6,600,000	6,583,500

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017	4,897,000	5,111,244

SOFTWARE — 0.7%
Healthcare Technology Intermediate, Inc. 7.38%, 9/1/2018 (a)	11,550,000	12,012,000
IMS Health, Inc. 12.50%, 3/1/2018 (a)	7,490,000	8,856,925

		20,868,925

SPECIALTY RETAIL — 2.9%
AutoNation, Inc. 6.75%, 4/15/2018	4,065,000	4,705,237
Best Buy Co., Inc.:
3.75%, 3/15/2016	3,429,000	3,557,588
5.00%, 8/1/2018	10,973,000	11,494,217
DineEquity, Inc. 9.50%, 10/30/2018	3,100,000	3,441,000
Limited Brands, Inc. 6.90%, 7/15/2017	6,925,000	7,963,750
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017	3,950,000	2,932,875
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. 7.50%, 8/1/2018 (a)	6,750,000	7,020,000
Michaels Stores, Inc. 7.75%, 11/1/2018 (b)	11,600,000	12,586,000
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	4,000,000	4,100,040
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)	2,545,000	2,729,513
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	5,905,000	6,023,100
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/1/2018	3,630,000	3,893,175
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	5,400,000	4,941,000
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	9,411,000	9,693,330
Toys R Us, Inc. 10.38%, 8/15/2017	5,050,000	4,330,375

		89,411,200

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)	8,400,000	9,093,000

THRIFTS & MORTGAGE FINANCE — 0.1%
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	3,905,000	4,045,971

TRADING COMPANIES & DISTRIBUTORS — 0.4%
United Rentals North America, Inc. 5.75%, 7/15/2018	11,766,000	12,574,913

TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018	2,000,000	2,160,000
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	4,343,200	4,495,212
BW Group, Ltd. 6.63%, 6/28/2017 (a)	4,000,000	4,144,800
CMA CGM SA 8.50%, 4/15/2017 (a)	4,600,000	4,485,000
Florida East Coast Railway Corp. 8.13%, 2/1/2017	4,315,000	4,503,781
Swift Services Holdings, Inc. 10.00%, 11/15/2018	1,950,000	2,169,375

		21,958,168

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
eAccess, Ltd. 8.25%, 4/1/2018 (a)	3,000,000	3,277,500
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	11,425,000	12,267,594
Sprint Nextel Corp.:
6.00%, 12/1/2016	18,350,000	20,024,437
8.38%, 8/15/2017	11,580,000	13,403,850
9.00%, 11/15/2018 (a)	3,855,000	4,645,275
Telecom Italia Capital SA:
5.25%, 10/1/2015	7,000,000	7,358,750
7.00%, 6/4/2018	10,000,000	11,075,000
UPC Holding BV 9.88%, 4/15/2018 (a)	7,042,000	7,552,545

		79,604,951

TOTAL CORPORATE BONDS & NOTES —
(Cost $2,911,448,002)		2,938,526,339

	Shares
SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)(f) (Cost $73,675,985)	73,675,985	73,675,985

TOTAL INVESTMENTS — 98.8% (g)
(Cost $2,985,123,987)		3,012,202,324
OTHER ASSETS & LIABILITIES — 1.2%		36,260,568

NET ASSETS — 100.0%		$3,048,462,892

See accompanying notes to financial statements.

259

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.3% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

260

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.29%, 11/17/2015 (a)	$1,000,000	$999,979
Rockwell Collins, Inc. 0.59%, 12/15/2016 (a)	350,000	349,996
United Technologies Corp. 0.74%, 6/1/2015 (a)	538,000	541,374

		1,891,349

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 0.65%, 2/4/2014 (a)	450,000	450,191

AUTOMOBILES — 2.2%
Daimler Finance North America LLC:
0.84%, 1/9/2015 (a)(b)	1,050,000	1,053,515
0.86%, 3/28/2014 (a)(b)	670,000	670,927
0.92%, 8/1/2016 (a)(b)	600,000	601,234
1.02%, 4/10/2014 (a)(b)	650,000	651,164
Nissan Motor Acceptance 0.95%, 9/26/2016 (a)(b)	600,000	603,192
Volkswagen International Finance NV:
0.57%, 11/18/2015 (a)(b)	500,000	500,369
0.68%, 11/18/2016 (a)(b)	1,000,000	1,002,270
0.84%, 11/20/2014 (a)(b)	400,000	401,596
0.86%, 4/1/2014 (a)(b)	1,621,000	1,622,556
1.00%, 3/21/2014 (a)(b)	750,000	750,983

		7,857,806

BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc. 0.79%, 1/27/2014 (a)	1,400,000	1,400,522
PepsiCo, Inc.:
0.44%, 7/30/2015 (a)	600,000	600,953
0.45%, 2/26/2016 (a)	1,542,000	1,543,019
SABMiller Holdings, Inc. 0.93%, 8/1/2018 (a)(b)	400,000	401,981
The Coca-Cola Co.:
0.19%, 3/14/2014 (a)	1,550,000	1,550,085
0.22%, 3/5/2015 (a)	800,000	799,579
0.34%, 11/1/2016 (a)	600,000	600,504

		6,896,643

CAPITAL MARKETS — 7.2%
Morgan Stanley:
0.70%, 10/18/2016 (a)	2,000,000	1,983,528
0.72%, 10/15/2015 (a)	2,600,000	2,594,511
1.49%, 2/25/2016 (a)	1,300,000	1,316,908
1.52%, 4/25/2018 (a)(c)	800,000	811,430
Svensk Exportkredit AB:
0.54%, 1/23/2017 (a)	550,000	551,518
0.99%, 8/14/2014 (a)	1,292,000	1,298,640
The Bear Stearns Cos LLC 0.63%, 11/21/2016 (a)	1,638,000	1,628,197
The Goldman Sachs Group, Inc.:
0.64%, 7/22/2015 (a)	2,366,000	2,360,563
0.70%, 3/22/2016 (a)	5,781,000	5,761,165
0.74%, 1/12/2015 (a)	1,483,000	1,482,101
0.85%, 9/29/2014 (a)	1,288,000	1,290,204
1.24%, 2/7/2014 (a)	882,000	882,617
1.24%, 11/21/2014 (a)(c)	546,000	548,835
1.34%, 11/15/2018 (a)	600,000	601,408
1.44%, 4/30/2018 (a)	2,450,000	2,478,944

		25,590,569

CHEMICALS — 0.4%
EI du Pont de Nemours & Co. 0.67%, 3/25/2014 (a)	800,000	800,845
Monsanto Co. 0.44%, 11/7/2016 (a)	500,000	500,279

		1,301,124

COMMERCIAL BANKS — 44.3%
Abbey National Treasury Services PLC 1.82%, 4/25/2014 (a)	1,175,000	1,180,164
ABN Amro Bank NV:
1.04%, 10/28/2016 (a)(b)	1,700,000	1,702,550
2.01%, 1/30/2014 (a)(b)	1,185,000	1,186,491
Achmea Hypotheekbank NV 0.59%, 11/3/2014 (a)(b)	800,000	801,753
African Development Bank 0.57%, 8/4/2014 (a)	1,371,000	1,373,349
American Express Bank FSB 0.47%, 6/12/2017 (a)	400,000	396,064
American Express Centurion Bank 0.69%, 11/13/2015 (a)	550,000	552,485
Australia & New Zealand Banking Group Ltd.:
0.44%, 5/7/2015 (a)(b)	1,900,000	1,901,581
0.80%, 5/15/2018 (a)	1,065,000	1,064,117
0.98%, 1/10/2014 (a)(b)	795,000	795,137
Banco Bradesco SA 2.34%, 5/16/2014 (a)	850,000	850,790
Banco Santander Chile 1.84%, 1/19/2016 (a)(b)	350,000	347,550
Bank of Montreal:
0.50%, 9/24/2015 (a)(c)	1,600,000	1,600,840
0.71%, 4/29/2014 (a)	408,000	408,568
0.71%, 9/11/2015 (a)	1,100,000	1,105,128
0.76%, 7/15/2016 (a)	1,030,000	1,034,149
0.84%, 4/9/2018 (a)	450,000	452,269
Bank of Nova Scotia:
0.64%, 3/15/2016 (a)	492,000	492,786
0.66%, 12/13/2016 (a)	900,000	901,301
0.76%, 7/15/2016 (a)(c)	1,314,000	1,319,294
1.28%, 1/12/2015 (a)	600,000	606,436
Banque Federative du Credit Mutuel SA 1.09%, 10/28/2016 (a)(b)	1,250,000	1,253,812
Barclays Bank PLC 1.28%, 1/13/2014 (a)	1,053,000	1,053,289
BB&T Corp.:
0.94%, 4/28/2014 (a)	888,000	889,574
1.10%, 6/15/2018 (a)	150,000	151,052
BBVA US Senior SAU 2.36%, 5/16/2014 (a)	500,000	503,148
BNP Paribas SA:
0.83%, 12/12/2016 (a)	500,000	500,730
3.00%, 12/20/2014 (a)	1,850,000	1,893,747
BPCE SA:
1.49%, 4/25/2016 (a)	1,038,000	1,051,507

See accompanying notes to financial statements.

261

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.99%, 2/7/2014 (a)(b)	$1,239,000	$1,240,887
Branch Banking & Trust Co. 0.56%, 9/13/2016 (a)	300,000	297,801
Canadian Imperial Bank of Commerce/Canada 0.77%, 7/18/2016 (a)	515,000	517,082
Commonwealth Bank of Australia:
0.52%, 1/29/2015 (a)(b)	2,100,000	2,104,110
0.52%, 9/17/2014 (a)(b)	1,350,000	1,352,719
0.75%, 9/20/2016 (a)(b)	2,335,000	2,340,667
0.75%, 6/25/2014 (a)(b)	2,165,000	2,169,728
0.97%, 3/17/2014 (a)(b)	1,300,000	1,302,440
1.04%, 9/18/2015 (a)(b)	1,200,000	1,213,042
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.59%, 4/14/2014 (a)	392,000	392,423
0.72%, 3/18/2016 (a)(c)	1,250,000	1,254,676
Credit Agricole SA 1.10%, 10/3/2016 (a)(c)(b)	1,000,000	1,002,709
Credit Agricole SA/London:
1.40%, 4/15/2016 (a)(b)	350,000	354,353
1.69%, 1/21/2014 (a)(b)	1,467,000	1,467,993
Credit Suisse of New York, NY 1.20%, 1/14/2014 (a)	878,000	878,247
Danske Bank A/S 1.29%, 4/14/2014 (a)(b)	708,000	709,336
Dexia Credit Local SA 0.62%, 11/7/2016 (a)	600,000	599,659
Fifth Third Bank:
0.65%, 2/26/2016 (a)	275,000	275,069
0.75%, 11/18/2016 (a)	600,000	601,585
HSBC Bank PLC 0.88%, 5/15/2018 (a)(c)(b)	800,000	801,735
ING Bank NV:
1.19%, 3/7/2016 (a)(b)(c)	700,000	706,385
1.64%, 6/9/2014 (a)(b)	1,527,000	1,535,282
1.89%, 9/25/2015 (a)(b)(c)	860,000	878,550
Inter-American Development Bank:
0.22%, 10/15/2015 (a)(c)	700,000	698,859
0.69%, 5/20/2014 (a)	2,383,000	2,386,839
International Bank for Reconstruction & Development:
0.17%, 1/14/2015 (a)	2,400,000	2,400,727
0.17%, 8/7/2015 (a)	1,400,000	1,400,136
International Finance Corp.:
0.16%, 8/27/2015 (a)	500,000	500,031
0.17%, 1/28/2015 (a)	1,142,000	1,141,780
0.19%, 8/1/2016 (a)	1,000,000	1,000,001
Intesa Sanpaolo SpA 2.64%, 2/24/2014 (a)(b)	2,364,000	2,370,910
KeyBank NA 0.73%, 11/25/2016 (a)	600,000	601,025
Kfw Bakengruppe:
0.21%, 1/23/2015 (a)(c)	2,000,000	1,999,834
0.23%, 7/9/2015 (a)(c)	1,450,000	1,449,785
0.24%, 3/17/2014 (a)	1,440,000	1,440,160
0.31%, 3/13/2015 (a)	650,000	650,675
Kommunalbanken AS:
0.26%, 1/26/2015 (a)(b)	1,164,000	1,163,644
0.32%, 3/18/2016 (a)(b)	1,800,000	1,801,316
0.36%, 5/2/2017 (a)(b)	500,000	499,683
0.37%, 10/31/2016 (a)(b)	1,446,000	1,448,309
0.42%, 2/20/2018 (a)(b)	1,174,000	1,172,549
0.45%, 4/1/2015 (a)(b)	500,000	500,934
0.63%, 3/27/2017 (a)(b)	3,750,000	3,778,470
Kommuninvest I Sverige AB:
0.24%, 9/12/2014 (a)(b)	750,000	750,000
0.27%, 3/26/2015 (a)(b)	1,550,000	1,549,741
Kookmin Bank 1.50%, 10/11/2016 (a)	600,000	603,752
Landwirtschaftliche Rentenbank:
0.37%, 1/28/2014 (a)(b)(c)	752,000	752,096
0.44%, 3/15/2016 (a)(b)	800,000	802,730
Lloyds Bank PLC 2.59%, 1/24/2014 (a)	1,298,000	1,299,800
Manufacturers & Traders Trust Co. 0.54%, 3/7/2016 (a)	225,000	224,523
National Australia Bank, Ltd.:
0.45%, 10/2/2014 (a)(b)	750,000	750,503
0.54%, 1/22/2015 (a)(b)	3,105,000	3,112,918
0.79%, 7/25/2016 (a)(c)	2,350,000	2,358,368
0.97%, 4/11/2014 (a)(b)	1,850,000	1,853,439
1.19%, 7/25/2014 (a)(b)	2,100,000	2,111,140
1.37%, 8/7/2015 (a)(c)	300,000	304,332
National City Bank 0.61%, 6/7/2017 (a)	440,000	435,151
Nederlandse Waterschapsbank NV:
0.33%, 11/4/2015 (a)(b)	600,000	600,217
0.45%, 10/18/2016 (a)(b)	300,000	299,999
Nordea Bank AB:
0.70%, 5/13/2016 (a)(b)(c)	584,000	585,665
1.14%, 1/14/2014 (a)(b)	1,352,000	1,352,442
PNC Bank NA 0.56%, 4/29/2016 (a)(c)	450,000	450,219
PNC Funding Corp. 0.44%, 1/31/2014 (a)	879,000	879,104
Royal Bank of Canada:
0.45%, 4/29/2015 (a)	1,180,000	1,181,579
0.46%, 12/16/2015 (a)	1,800,000	1,799,278
0.48%, 1/6/2015 (a)	2,400,000	2,403,883
0.54%, 4/17/2014 (a)	1,444,000	1,445,183
0.61%, 3/8/2016 (a)(c)	1,300,000	1,302,521
0.70%, 9/9/2016 (a)	1,000,000	1,004,285
0.94%, 10/30/2014 (a)	1,088,000	1,094,074
Societe Generale SA 1.30%, 4/11/2014 (a)(b)	1,800,000	1,804,329
SSIF Nevada LP 0.94%, 4/14/2014 (a)(b)	2,050,000	2,053,526
Standard Chartered PLC 1.19%, 5/12/2014 (a)(b)(c)	486,000	487,455
Sumitomo Mitsui Banking Corp.:
0.91%, 7/19/2016 (a)(c)	350,000	351,944
1.19%, 7/22/2014 (a)(b)	542,000	544,484
Sumitomo Mitsui Trust Bank, Ltd. 1.02%, 9/16/2016 (a)(b)	500,000	502,406
SunTrust Bank/Atlanta GA 0.53%, 8/24/2015 (a)	373,000	369,922

See accompanying notes to financial statements.

262

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Svenska Handelsbanken AB:
0.70%, 3/21/2016 (a)	$1,280,000	$1,282,911
0.72%, 9/23/2016 (a)	1,100,000	1,101,196
Swedish Export Credit 0.30%, 1/5/2015 (a)	584,000	584,060
The Bank of New York Mellon Corp.:
0.47%, 10/23/2015 (a)	850,000	850,491
0.47%, 3/4/2016 (a)	584,000	583,113
0.51%, 7/28/2014 (a)	455,000	455,441
0.52%, 1/31/2014 (a)	111,000	111,024
0.68%, 3/6/2018 (a)	146,000	145,949
0.80%, 8/1/2018 (a)	370,000	371,005
1.09%, 11/24/2014 (a)	200,000	201,510
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.69%, 2/26/2016 (a)(b)	826,000	826,745
0.85%, 9/9/2016 (a)(b)(c)	850,000	853,845
0.90%, 2/24/2014 (a)(b)	450,000	450,378
The Toronto-Dominion Bank:
0.42%, 5/1/2015 (a)	4,150,000	4,153,980
0.54%, 7/14/2014 (a)	1,150,000	1,152,024
0.70%, 9/9/2016 (a)	2,500,000	2,507,380
0.79%, 4/30/2018 (a)	810,000	811,742
UBS AG/Stamford CT 1.24%, 1/28/2014 (a)	629,000	629,548
Union Bank NA 1.00%, 9/26/2016 (a)	600,000	605,359
US Bancorp 0.73%, 11/15/2018 (a)(c)	900,000	902,577
US Bank NA 0.52%, 10/14/2014 (c)(a)	430,000	430,500
Wachovia Bank NA:
0.57%, 3/15/2016 (a)	700,000	696,632
0.62%, 11/3/2014 (a)	300,000	300,507
Wachovia Corp.:
0.51%, 6/15/2017 (a)	1,800,000	1,786,034
0.58%, 10/28/2015 (a)	900,000	899,044
0.61%, 10/15/2016 (a)(c)	1,600,000	1,591,232
Wells Fargo & Co.:
0.44%, 10/28/2015 (a)	2,270,000	2,269,269
0.77%, 7/20/2016 (a)	800,000	802,842
0.87%, 4/23/2018 (a)	1,961,000	1,971,829
1.17%, 6/26/2015 (a)	1,130,000	1,142,589
Wells Fargo Bank NA:
0.45%, 5/16/2016 (a)	2,175,000	2,154,677
0.52%, 7/20/2015 (a)	1,750,000	1,752,683
Westpac Banking Corp.:
0.52%, 9/10/2014 (a)(b)	250,000	250,179
0.67%, 11/25/2016 (a)(c)	1,000,000	1,001,410
0.98%, 7/30/2018 (a)	600,000	602,963
0.98%, 3/31/2014 (a)(b)	1,150,000	1,152,194
1.01%, 9/25/2015 (a)	2,300,000	2,324,396

		156,902,072

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc. 0.49%, 3/14/2014 (a)(c)	1,424,000	1,424,920

COMPUTERS & PERIPHERALS — 1.9%
Apple, Inc.:
0.29%, 5/3/2016 (a)	1,176,000	1,175,751
0.49%, 5/3/2018 (a)(c)	2,439,000	2,434,873
Hewlett-Packard Co.:
0.64%, 5/30/2014 (a)	350,000	350,075
1.79%, 9/19/2014 (a)	490,000	494,162
International Business Machines Corp.:
0.22%, 2/4/2015 (a)	1,700,000	1,698,414
0.27%, 7/29/2015 (a)	650,000	650,010

		6,803,285

CONSUMER FINANCE — 1.7%
Caterpillar Financial Services Corp.:
0.39%, 8/27/2014 (a)	600,000	600,516
0.48%, 2/26/2016 (a)	750,000	750,693
0.59%, 2/9/2015 (a)	730,000	732,036
John Deere Capital Corp.:
0.31%, 1/12/2015 (a)	550,000	550,373
0.34%, 10/8/2014 (a)	2,020,000	2,021,125
0.36%, 6/15/2015 (a)	470,000	470,140
0.39%, 4/25/2014 (a)	470,000	470,237
0.41%, 6/16/2014 (a)	200,000	200,129
0.78%, 9/22/2014 (a)	200,000	200,816
SLM Corp. 0.54%, 1/27/2014 (a)	100,000	99,880

		6,095,945

DIVERSIFIED FINANCIAL SERVICES — 19.1%
American Express Co. 0.83%, 5/22/2018 (a)	950,000	949,343
American Express Credit Corp.:
0.75%, 7/29/2016 (a)	1,300,000	1,306,315
1.10%, 6/24/2014 (a)	784,000	786,722
1.34%, 6/12/2015 (a)	1,000,000	1,013,349
American Honda Finance Corp.:
0.34%, 11/13/2014 (a)(b)	300,000	300,266
0.46%, 11/3/2014 (a)(b)	300,000	300,564
0.61%, 5/26/2016 (a)(b)	1,400,000	1,403,220
0.64%, 6/18/2014 (a)(b)	1,022,000	1,024,469
0.74%, 10/7/2016 (a)	850,000	854,421
Bank of America Corp.:
1.07%, 3/22/2016 (a)	1,417,000	1,427,076
1.32%, 3/22/2018 (a)(c)	1,577,000	1,597,943
1.66%, 1/30/2014 (a)	4,000	4,003
Bank of America NA:
0.52%, 6/15/2016 (a)	1,100,000	1,090,144
0.54%, 6/15/2017 (a)	1,500,000	1,471,683
0.71%, 11/14/2016 (a)	1,200,000	1,202,374
Caisse Centrale Desjardins 0.52%, 10/29/2015 (a)(b)	600,000	599,780
Citigroup, Inc.:
0.37%, 3/7/2014 (a)	950,000	949,814
0.51%, 6/9/2016 (a)	2,810,000	2,764,419
0.52%, 11/5/2014 (a)	2,410,000	2,409,067
1.04%, 4/1/2016 (a)	800,000	805,222
1.18%, 4/1/2014 (a)	675,000	676,319
1.20%, 7/25/2016 (a)(c)	2,750,000	2,778,578
1.69%, 1/13/2014 (a)	900,000	900,330
1.94%, 5/15/2018 (a)(c)	1,600,000	1,666,346

See accompanying notes to financial statements.

263

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ford Motor Credit Co. LLC 1.49%, 5/9/2016 (a)	$800,000	$811,738
General Electric Capital Corp.:
0.41%, 2/15/2017 (a)(c)	400,000	395,658
0.44%, 5/11/2016 (a)	910,000	906,639
0.44%, 1/8/2016 (a)(c)	1,730,000	1,721,715
0.50%, 9/15/2014 (a)(c)	2,480,000	2,484,154
0.51%, 8/7/2018 (a)	1,000,000	983,117
0.62%, 1/9/2015 (a)	1,300,000	1,305,428
0.62%, 7/10/2015 (a)	1,020,000	1,023,558
0.84%, 12/11/2015 (a)	750,000	755,735
0.84%, 1/8/2016 (a)	1,490,000	1,498,959
0.87%, 6/2/2014 (a)	300,000	300,759
0.87%, 4/7/2014 (a)	983,000	984,570
0.89%, 7/12/2016 (a)	1,200,000	1,208,419
0.94%, 4/24/2014 (a)	1,200,000	1,202,767
0.96%, 4/2/2018 (a)	500,000	503,966
1.09%, 1/7/2014 (a)	660,000	660,066
1.11%, 5/9/2016 (a)	1,025,000	1,036,008
HSBC Finance Corp. 0.67%, 6/1/2016 (a)	1,450,000	1,447,671
JPMorgan Chase & Co.:
0.69%, 4/23/2015 (a)	3,814,000	3,821,510
0.86%, 2/26/2016 (a)	3,130,000	3,142,868
0.90%, 10/15/2015 (a)(c)	876,000	879,440
0.99%, 5/2/2014 (a)	3,230,000	3,237,487
1.14%, 1/25/2018 (a)(c)	2,650,000	2,676,479
1.30%, 3/20/2015 (a)	419,000	423,054
Merrill Lynch & Co., Inc.:
0.70%, 1/15/2015 (a)	472,000	472,296
0.79%, 5/2/2017 (a)	200,000	194,823
Nomura Holdings, Inc. 1.69%, 9/13/2016 (a)	250,000	254,529
RCI Banque SA 2.12%, 4/11/2014 (a)(b)	400,000	401,221
Toyota Motor Credit Corp.:
0.39%, 3/10/2015 (a)	2,240,000	2,243,064
0.40%, 1/27/2014 (a)	200,000	200,056
0.41%, 1/23/2015 (a)	200,000	200,280
0.53%, 5/17/2016 (a)	1,100,000	1,103,137
0.64%, 1/17/2014 (a)	788,000	788,142

		67,551,080

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
America Movil SAB de CV 1.24%, 9/12/2016 (a)	500,000	505,187
AT&T, Inc. 0.62%, 2/12/2016 (a)	1,426,000	1,423,244
Verizon Communications, Inc.:
0.44%, 3/6/2015 (a)(b)	246,000	245,583
0.86%, 3/28/2014 (a)	1,317,000	1,318,655
1.77%, 9/15/2016 (a)	2,700,000	2,781,618
1.99%, 9/14/2018 (a)	2,000,000	2,102,996
Vodafone Group PLC 0.62%, 2/19/2016 (a)	1,300,000	1,299,394

		9,676,677

FOOD & STAPLES RETAILING — 0.4%
The Kroger Co. 0.80%, 10/17/2016 (a)	800,000	801,755
Walgreen Co. 0.74%, 3/13/2014 (a)	758,000	758,757

		1,560,512

FOOD PRODUCTS — 0.4%
Campbell Soup Co. 0.54%, 8/1/2014 (a)	600,000	600,788
General Mills, Inc.:
0.54%, 1/29/2016 (a)	300,000	300,260
0.59%, 5/16/2014 (a)	584,000	584,524

		1,485,572

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc. 0.41%, 12/11/2014 (a)	660,000	660,834

HOUSEHOLD PRODUCTS — 0.8%
The Procter & Gamble Co.:
0.14%, 2/14/2014 (a)	700,000	700,091
0.16%, 2/6/2014 (a)	1,481,000	1,481,190
0.32%, 11/4/2016 (a)	600,000	599,997

		2,781,278

INSURANCE — 3.3%
Berkshire Hathaway Finance Corp. 0.57%, 1/10/2014 (a)	446,000	446,036
Berkshire Hathaway, Inc. 0.94%, 8/15/2014 (a)	883,000	886,837
Jackson National Life Global Funding 0.60%, 9/30/2015 (a)(b)	350,000	351,027
MetLife Institutional Funding II:
0.62%, 1/6/2015 (a)(b)(c)	1,750,000	1,755,481
1.15%, 4/4/2014 (a)(b)	950,000	952,054
Metropolitan Life Global Funding I:
0.59%, 3/19/2014 (a)(b)	500,000	500,446
0.77%, 7/15/2016 (a)(b)	200,000	201,108
0.99%, 1/10/2014 (a)(b)	750,000	750,115
Monumental Global Funding III 0.44%, 1/15/2014 (a)(b)	570,000	570,063
New York Life Global Funding:
0.24%, 7/30/2014 (a)(b)	300,000	300,046
0.28%, 9/19/2014 (a)(b)	584,000	584,227
0.36%, 6/18/2014 (a)(b)	580,000	580,498
0.51%, 4/4/2014 (a)(b)	650,000	650,510
0.59%, 5/23/2016 (a)(b)(c)	500,000	502,023
Pricoa Global Funding I 0.51%, 8/19/2015 (a)(b)	350,000	350,461
Principal Life Global Funding II:
0.40%, 9/19/2014 (a)(b)	700,000	700,597
0.61%, 5/27/2016 (a)(b)	300,000	300,512
0.87%, 7/9/2014 (a)(b)	343,000	344,111
Prudential Financial, Inc. 1.02%, 8/15/2018 (a)(c)	800,000	802,538

		11,528,690

MACHINERY — 0.1%
Eaton Corp. 0.57%, 6/16/2014 (a)	292,000	292,369

MEDIA — 0.8%
NBCUniversal Enterprise, Inc.:
0.78%, 4/15/2016 (a)(b)	584,000	587,188

See accompanying notes to financial statements.

264

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

0.93%, 4/15/2018 (a)(b)(c)	$1,219,000	$1,223,463
The Walt Disney Co. 0.23%, 2/11/2015 (a)	1,050,000	1,049,820

		2,860,471

METALS & MINING — 0.8%
BHP Billiton Finance USA ,Ltd.:
0.50%, 9/30/2016 (a)	850,000	850,702
0.51%, 2/18/2014 (a)	953,000	953,326
Glencore Funding LLC 1.40%, 5/27/2016 (a)(b)	600,000	597,193
Rio Tinto Finance USA PLC 1.08%, 6/17/2016 (a)	578,000	582,101

		2,983,322

MULTI-NATIONAL — 1.9%
Asian Development Bank 0.17%, 5/29/2015 (a)	1,200,000	1,200,168
European Investment Bank 0.64%, 2/3/2014 (a)(b)	560,000	560,291
Inter-American Development Bank:
0.17%, 7/29/2015 (a)	200,000	199,834
0.18%, 10/23/2015 (a)	2,350,000	2,349,053
0.21%, 2/11/2016 (a)(c)	1,550,000	1,549,137
0.27%, 9/12/2018 (a)	750,000	749,307

		6,607,790

MULTI-UTILITIES — 0.1%
Sempra Energy 1.00%, 3/15/2014 (a)	223,000	223,322

MULTILINE RETAIL — 0.2%
Target Corp. 0.42%, 7/18/2014 (a)	723,000	723,732

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 1.06%, 5/16/2014 (a)	391,000	391,323

OIL, GAS & CONSUMABLE FUELS — 3.9%
BP Capital Markets PLC:
0.57%, 11/6/2015 (a)	400,000	400,584
0.66%, 11/7/2016 (a)	400,000	401,690
0.84%, 3/11/2014 (a)(c)	1,536,000	1,537,657
0.88%, 9/26/2018 (a)	1,100,000	1,101,539
Devon Energy Corp.:
0.69%, 12/15/2015 (a)	600,000	600,457
0.78%, 12/15/2016 (a)	600,000	601,042
Enbridge, Inc. 0.90%, 10/1/2016 (a)	350,000	351,330
EOG Resources, Inc. 0.99%, 2/3/2014 (a)	425,000	425,267
Petrobras Global Finance BV 1.86%, 5/20/2016 (a)(c)	1,125,000	1,122,187
Petroleos Mexicanos 2.27%, 7/18/2018 (a)(c)	450,000	463,500
Schlumberger Investment SA 0.79%, 9/12/2014 (a)(b)	200,000	200,742
Shell International Finance BV:
0.31%, 11/10/2015 (a)	1,000,000	1,000,362
0.45%, 11/15/2016 (a)	1,000,000	1,000,847
Statoil ASA:
0.53%, 5/15/2018 (a)	669,000	669,026
0.70%, 11/8/2018 (a)(c)	900,000	904,290
Total Capital Canada, Ltd.:
0.62%, 1/17/2014 (a)	664,000	664,126
0.62%, 1/15/2016 (a)	1,280,000	1,286,766
Total Capital International SA 0.81%, 8/10/2018 (a)	600,000	603,274
TransCanada PipeLines, Ltd. 0.93%, 6/30/2016 (a)	550,000	555,169

		13,889,855

PHARMACEUTICALS — 2.0%
AbbVie, Inc. 1.00%, 11/6/2015 (a)	900,000	909,256
Johnson & Johnson:
0.31%, 11/28/2016 (a)	1,000,000	1,000,567
0.33%, 5/15/2014 (a)	850,000	850,140
Merck & Co., Inc.:
0.43%, 5/18/2016 (a)	642,000	643,910
0.60%, 5/18/2018 (a)	1,352,000	1,355,546
Pfizer, Inc. 0.54%, 6/15/2018 (a)	495,000	495,028
Sanofi 0.56%, 3/28/2014 (a)	850,000	851,304
Teva Pharmaceutical Finance III BV 0.75%, 3/21/2014 (a)	935,000	935,694

		7,041,445

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.44%, 11/6/2015 (a)	209,000	209,152

TOBACCO — 0.1%
Philip Morris International, Inc. 0.29%, 2/26/2015 (a)	460,000	460,298

TOTAL CORPORATE BONDS & NOTES —
(Cost $345,346,760)		346,141,626

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
COMMERCIAL BANKS — 1.2%
Bank Nederlandse Gemeenten 0.42%, 7/18/2016 (a)(b)	1,292,000	1,293,046
Nederlandse Waterschapsbank NV 0.29%, 10/27/2014 (a)(b)	2,800,000	2,797,441

		4,090,487

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.29%, 8/13/2015 (a)	800,000	799,527
0.40%, 4/1/2015 (a)	650,000	650,477

		1,450,004

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,543,044)		5,540,491

	Shares
SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	17,814,763	17,814,763

See accompanying notes to financial statements.

265

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	2,783,453	$2,783,453

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $20,598,216)		20,598,216

TOTAL INVESTMENTS — 105.0% (h)
(Cost $371,488,020)		372,280,333
OTHER ASSETS & LIABILITIES — (5.0)%		(17,706,363)

NET ASSETS — 100.0%		$354,573,970

(a)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 26.1% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company

See accompanying notes to financial statements.

266

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.5%
BERMUDA — 1.4%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	$210,000

BRAZIL — 6.9%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	51,063
Banco do Brasil SA 3.88%, 10/10/2022	100,000	87,000
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	150,000	156,000
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)(c)	150,000	145,687
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)(c)	100,000	100,000
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	78,750
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	93,000
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	144,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)(c)	150,000	141,750

		997,250

BRITISH VIRGIN ISLANDS — 8.2%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	100,000	101,549
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	100,000	89,318
4.25%, 5/9/2043	125,000	105,320
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	202,924
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)(c)	200,000	204,000
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)(c)	100,000	102,032
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (a)	100,000	89,240
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)(c)	200,000	204,496
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (a)	100,000	91,468

		1,190,347

CANADA — 1.0%
Nexen Energy ULC 6.40%, 5/15/2037 (c)	50,000	56,916
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)(c)	100,000	91,750

		148,666

CAYMAN ISLANDS — 15.4%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	196,000
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	107,375
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	106,500
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	109,375
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	208,734
4.63%, 1/13/2022 (a)(c)	100,000	102,146
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	120,750
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	504,575
5.38%, 1/27/2021 (c)	100,000	99,239
6.75%, 1/27/2041	150,000	139,565
Vale Overseas, Ltd.:
4.38%, 1/11/2022	75,000	72,869
5.63%, 9/15/2019	100,000	108,489
6.88%, 11/21/2036	200,000	206,551
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)	150,000	165,375

		2,247,543

CHILE — 2.8%
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	93,317
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)	100,000	97,808
5.63%, 9/21/2035 (a)	125,000	123,600
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)(c)	100,000	99,437

		414,162

CHINA — 0.7%
Baidu, Inc. 3.25%, 8/6/2018	100,000	101,080

COLOMBIA — 1.8%
Ecopetrol SA:
7.38%, 9/18/2043 (c)	50,000	54,200
7.63%, 7/23/2019 (c)	100,000	118,500
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)(c)	100,000	92,250

		264,950

HONG KONG — 1.4%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(c)	100,000	97,500
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	105,000

		202,500

INDIA — 2.1%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	208,477
State Bank of India 4.50%, 7/27/2015 (a)	100,000	102,919

		311,396

INDONESIA — 1.2%
Pertamina Persero PT:
4.30%, 5/20/2023 (a)	100,000	87,000
6.00%, 5/3/2042 (a)	100,000	82,625

		169,625

See accompanying notes to financial statements.

267

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

IRELAND — 3.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)(c)	100,000	$111,000
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)(b)	100,000	105,000
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	107,000
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)(c)	100,000	92,000
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)(b)	100,000	91,750

		506,750

ISRAEL — 0.7%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)(c)	100,000	108,700

JAMAICA — 0.9%
Digicel Group, Ltd. 10.50%, 4/15/2018 (a)(b)	125,000	133,750

LUXEMBOURG — 11.6%
CSN Resources SA 6.50%, 7/21/2020 (a)(c)	100,000	101,125
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	109,125
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (a)	100,000	91,625
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	105,375
9.25%, 4/23/2019 (a)	300,000	369,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (a)(c)	150,000	152,812
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (a)	100,000	105,500
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	107,625
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	224,750
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	318,750

		1,685,687

MALAYSIA — 0.6%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	75,000	82,204

MEXICO — 9.4%
America Movil SAB de CV:
5.00%, 3/30/2020 (c)	200,000	216,613
6.13%, 3/30/2040 (c)	125,000	132,264
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	49,308
Comision Federal de Electricidad 5.75%, 2/14/2042 (a)(b)	50,000	46,625
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	41,253
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	99,159
Grupo Televisa SA 6.63%, 3/18/2025	100,000	111,927
Petroleos Mexicanos:
5.50%, 1/21/2021 (c)	400,000	430,000
6.50%, 6/2/2041	235,000	245,575

		1,372,724

NETHERLANDS — 5.9%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	49,750
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	217,000
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	216,700
Majapahit Holding BV 7.75%, 1/20/2020 (a)(c)	150,000	164,625
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(c)	200,000	208,924

		856,999

PERU — 0.7%
Banco de Credito del Peru:
4.25%, 4/1/2023 (a)(c)	54,000	49,882
4.75%, 3/16/2016 (a)	50,000	52,500

		102,382

SINGAPORE — 0.4%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,424

SOUTH AFRICA — 1.3%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	100,000	86,250
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	99,250

		185,500

SOUTH KOREA — 4.8%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	105,465
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	103,376
Korea Gas Corp. 2.88%, 7/29/2018 (a)(c)	125,000	125,900
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	150,000	154,487
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	100,000	102,463
POSCO 4.25%, 10/28/2020 (a)	100,000	101,919

		693,610

SPAIN — 2.0%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)(c)	250,000	285,625

THAILAND — 0.6%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	92,945

See accompanying notes to financial statements.

268

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TURKEY — 1.9%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	$102,710
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)(c)	100,000	89,350
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	88,990

		281,050

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	277,188
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	66,460	72,541
DP World, Ltd. 6.85%, 7/2/2037 (a)(c)	100,000	98,250
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	116,500

		564,479

UNITED KINGDOM — 0.7%
Vedanta Resources PLC 8.25%, 6/7/2021 (a)(c)	100,000	100,375

UNITED STATES — 4.4%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	124,146
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	108,500
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	148,213
Southern Copper Corp. 6.75%, 4/16/2040 (c)	100,000	96,826
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016 (c)	100,000	102,887
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (c)	50,000	54,767

		635,339

VENEZUELA — 2.3%
Petroleos de Venezuela SA:
8.50%, 11/2/2017 (a)	200,000	166,500
9.00%, 11/17/2021 (a)	100,000	74,250
12.75%, 2/17/2022 (a)	100,000	91,250

		332,000

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,664,163)		14,329,062

	Shares
SHORT TERM INVESTMENTS — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,116,232	2,116,232
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	51,619	51,619

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $2,167,851)		2,167,851

TOTAL INVESTMENTS — 113.4% (h)
(Cost $16,832,014)		16,496,913
OTHER ASSETS & LIABILITIES — (13.4)%		(1,944,851)

NET ASSETS — 100.0%		$14,552,062

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 73.8% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PCL = Public Company Limited
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

See accompanying notes to financial statements.

269

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 1.9%
Aviation Capital Group Corp. 3.88%, 9/27/2016 (a)	$100,000	$103,289
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	57,866
BE Aerospace, Inc. 5.25%, 4/1/2022 (b)	75,000	76,125
Bombardier, Inc. 7.75%, 3/15/2020 (a)	75,000	85,125
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	54,875
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	25,943
5.20%, 10/15/2019 (b)	25,000	27,021
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	23,319
4.75%, 6/1/2043	25,000	23,692
Triumph Group, Inc. 4.88%, 4/1/2021	50,000	48,500

		525,755

AIR FREIGHT & LOGISTICS — 0.2%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)	50,000	50,294

AUTO COMPONENTS — 0.6%
Delphi Corp. 5.00%, 2/15/2023	50,000	51,437
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	54,312
Lear Corp. 8.13%, 3/15/2020	50,000	55,125

		160,874

AUTOMOBILES — 0.8%
Ford Motor Co. 4.75%, 1/15/2043	50,000	45,094
General Motors Co. 3.50%, 10/2/2018 (a)	100,000	102,250
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	75,000

		222,344

BEVERAGES — 1.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)	50,000	47,000
4.25%, 5/1/2023 (b)	25,000	23,313
6.00%, 5/1/2022	50,000	53,375
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	50,000	59,017
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,054
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,818
4.25%, 7/15/2022 (a)(b)	25,000	24,936
5.50%, 1/15/2042 (a)	25,000	25,560
SABMiller Holdings, Inc.:
1.85%, 1/15/2015 (a)	50,000	50,599
3.75%, 1/15/2022 (a)	25,000	25,093
4.95%, 1/15/2042 (a)(b)	25,000	24,831

		408,596

BIOTECHNOLOGY — 0.9%
Amgen, Inc. 3.63%, 5/15/2022 (b)	150,000	148,598
Celgene Corp. 3.25%, 8/15/2022 (b)	50,000	47,338
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	53,252

		249,188

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/2016	75,000	83,784

BUILDING PRODUCTS — 0.7%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	54,125
Lafarge SA 7.13%, 7/15/2036 (c)	50,000	52,125
Masco Corp. 5.95%, 3/15/2022 (b)(c)	100,000	105,750

		212,000

CAPITAL MARKETS — 0.5%
Morgan Stanley 4.88%, 11/1/2022 (b)	50,000	51,183
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	75,000	83,441

		134,624

CHEMICALS — 2.2%
Agrium, Inc. 4.90%, 6/1/2043	25,000	23,150
Ashland, Inc. 4.75%, 8/15/2022	75,000	71,250
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	50,000	47,875
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	22,831
4.95%, 6/1/2043	25,000	22,753
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)(b)	50,000	49,000
Eastman Chemical Co. 3.60%, 8/15/2022 (b)	25,000	24,001
Ecolab, Inc. 3.00%, 12/8/2016	50,000	52,385
LyondellBasell Industries NV 5.00%, 4/15/2019	50,000	55,531
PolyOne Corp. 7.38%, 9/15/2020	25,000	27,625
PPG Industries, Inc. 2.70%, 8/15/2022 (b)	50,000	45,624
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,062
The Dow Chemical Co. 4.25%, 11/15/2020 (b)	100,000	106,514
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	26,524

		626,125

See accompanying notes to financial statements.

270

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

COMMERCIAL BANKS — 4.8%
Barclays Bank PLC:
7.63%, 11/21/2022 (b)	$125,000	$133,125
7.75%, 4/10/2023	50,000	54,250
BBVA US Senior SAU 4.66%, 10/9/2015	75,000	78,846
CIT Group, Inc.:
4.25%, 8/15/2017	250,000	260,312
4.75%, 2/15/2015 (a)(b)	125,000	129,531
5.00%, 8/15/2022	50,000	48,750
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	55,567
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	24,554
Eksportfinans ASA 5.50%, 5/25/2016	100,000	105,500
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	33,285
Intesa Sanpaolo SpA 3.88%, 1/16/2018 (b)	50,000	51,199
KeyCorp 5.10%, 3/24/2021 (b)	50,000	54,646
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)(b)	100,000	113,674
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	100,712
6.13%, 12/15/2022	50,000	51,100
SunTrust Banks, Inc. 2.75%, 5/1/2023	50,000	45,334

		1,340,385

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	51,500
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	59,171
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	27,000
Republic Services, Inc. 3.55%, 6/1/2022	50,000	48,212
RR Donnelley & Sons Co. 8.25%, 3/15/2019	75,000	85,875
The ADT Corp.:
3.50%, 7/15/2022	50,000	43,523
4.88%, 7/15/2042	50,000	37,625
The Western Union Co. 2.88%, 12/10/2017	50,000	50,762
Waste Management, Inc. 6.38%, 3/11/2015 (b)	75,000	79,877

		483,545

COMPUTERS & PERIPHERALS — 1.3%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	51,063
Hewlett-Packard Co.:
2.13%, 9/13/2015 (b)	100,000	101,827
2.60%, 9/15/2017 (b)	50,000	50,802
4.05%, 9/15/2022 (b)	25,000	24,574
6.00%, 9/15/2041	25,000	25,048
NCR Corp. 5.00%, 7/15/2022	50,000	47,563
Seagate Technology HDD Holdings 6.80%, 10/1/2016 (b)	59,000	66,670

		367,547

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co. 7.50%, 6/15/2021 (b)	50,000	57,000

CONSUMER FINANCE — 1.4%
SLM Corp.:
5.50%, 1/25/2023	75,000	70,846
6.00%, 1/25/2017	200,000	216,500
6.25%, 1/25/2016	100,000	108,000

		395,346

CONTAINERS & PACKAGING — 0.8%
Ball Corp. 5.00%, 3/15/2022	75,000	74,250
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	46,750
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	50,000	56,125
Rock Tenn Co. 4.90%, 3/1/2022	50,000	51,468

		228,593

DISTRIBUTORS — 0.2%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	75,000	70,089

DIVERSIFIED FINANCIAL SERVICES — 6.3%
Aircastle, Ltd. 6.25%, 12/1/2019	60,000	64,275
Ally Financial, Inc. 8.00%, 11/1/2031	100,000	119,625
Bank of America Corp. 5.42%, 3/15/2017	100,000	109,939
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	101,658
Citigroup, Inc.:
4.88%, 5/7/2015	50,000	52,454
6.13%, 8/25/2036	50,000	53,308
CNH Capital LLC 3.88%, 11/1/2015 (b)	29,000	29,943
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017 (b)	150,000	161,365
5.63%, 9/15/2015	75,000	80,720
General Motors Financial Co., Inc.:
2.75%, 5/15/2016 (a)	75,000	75,937
4.75%, 8/15/2017 (a)(b)	50,000	53,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018 (b)	100,000	104,000
International Lease Finance Corp.:
4.88%, 4/1/2015 (b)	150,000	155,250
5.88%, 4/1/2019	50,000	53,250
5.88%, 8/15/2022	75,000	74,812
6.50%, 9/1/2014 (a)	50,000	51,688

See accompanying notes to financial statements.

271

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Jefferies Group LLC:
5.13%, 1/20/2023 (b)	$25,000	$25,287
6.50%, 1/20/2043	25,000	24,790
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	59,881
Merrill Lynch & Co., Inc. 7.75%, 5/14/2038	50,000	64,553
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)(b)	50,000	52,500
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,234
ORIX Corp. 4.71%, 4/27/2015	50,000	52,128
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018 (b)	25,000	27,058
UBS AG of Stamford, CT 7.63%, 8/17/2022	50,000	57,266

		1,756,983

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.0%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	37,306
CC Holdings GS V LLC 3.85%, 4/15/2023	50,000	46,805
CenturyLink, Inc.:
5.63%, 4/1/2020	100,000	101,750
5.80%, 3/15/2022 (b)	100,000	98,750
7.65%, 3/15/2042	125,000	111,562
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,425
Frontier Communications Corp.:
7.63%, 4/15/2024 (b)	50,000	49,875
8.50%, 4/15/2020 (b)	125,000	140,000
Koninklijke KPN NV 7.00%, 3/28/2073 (a)	50,000	50,684
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	56,250
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	97,500
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	125,000	139,375
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	75,000	79,688
Verizon Communications, Inc.:
2.50%, 9/15/2016	100,000	103,404
4.50%, 9/15/2020	150,000	160,585
6.40%, 9/15/2033	100,000	115,012
6.55%, 9/15/2043	100,000	116,996
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	100,000	100,000
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	52,625
Windstream Corp.:
6.38%, 8/1/2023	75,000	70,125
7.88%, 11/1/2017 (b)	125,000	142,812

		1,972,529

ELECTRIC UTILITIES — 5.5%
Calpine Corp. 7.88%, 1/15/2023 (a)(b)	132,000	144,210
CMS Energy Corp. 4.25%, 9/30/2015	25,000	26,339
Dominion Resources, Inc. 1.95%, 8/15/2016 (b)	75,000	76,241
DPL, Inc. 7.25%, 10/15/2021	50,000	50,625
Duke Energy Corp. 3.05%, 8/15/2022	100,000	94,985
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	100,000	107,225
Enel Finance International NV 6.00%, 10/7/2039 (a)(b)	50,000	47,957
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	75,000	84,753
FirstEnergy Corp. 4.25%, 3/15/2023 (b)	75,000	69,912
Iberdrola Finance Ireland, Ltd. 3.80%, 9/11/2014 (a)(b)	75,000	76,505
Kansas City Power & Light Co. 3.15%, 3/15/2023	50,000	46,367
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,256
NV Energy, Inc. 6.25%, 11/15/2020 (b)	50,000	57,976
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	50,226
Pacific Gas & Electric Co.:
4.45%, 4/15/2042 (b)	25,000	23,450
5.80%, 3/1/2037	25,000	27,560
PG&E Corp. 5.75%, 4/1/2014	50,000	50,617
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	46,525
4.20%, 6/15/2022 (b)	40,000	39,927
Puget Energy, Inc. 5.63%, 7/15/2022 (b)	50,000	54,375
Southwestern Electric Power Co. 5.55%, 1/15/2017 (b)	75,000	82,388
The AES Corp.:
7.38%, 7/1/2021	100,000	112,750
8.00%, 10/15/2017 (b)	50,000	58,750
The Toledo Edison Co. 6.15%, 5/15/2037	50,000	54,977

		1,534,896

ELECTRICAL EQUIPMENT — 0.4%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	23,695
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	50,000	48,000
Roper Industries, Inc. 2.05%, 10/1/2018	50,000	48,591

		120,286

See accompanying notes to financial statements.

272

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Avnet, Inc. 6.00%, 9/1/2015	$25,000	$26,888
Rexel SA 5.25%, 6/15/2020 (a)	50,000	50,250

		77,138

ENERGY EQUIPMENT & SERVICES — 0.3%
Nabors Industries, Inc. 4.63%, 9/15/2021	50,000	50,059
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	50,097

		100,156

FOOD & STAPLES RETAILING — 0.8%
CVS Caremark Corp.:
2.75%, 12/1/2022 (b)	25,000	23,074
5.75%, 6/1/2017 (b)	50,000	56,706
6.13%, 9/15/2039 (b)	25,000	28,353
Safeway, Inc. 4.75%, 12/1/2021 (b)	50,000	50,208
The Kroger Co. 5.15%, 8/1/2043 (b)	25,000	24,388
Walgreen Co. 1.80%, 9/15/2017 (b)	50,000	50,346

		233,075

FOOD PRODUCTS — 2.2%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	50,635
ConAgra Foods, Inc.:
3.20%, 1/25/2023	25,000	23,211
4.65%, 1/25/2043	25,000	22,968
5.88%, 4/15/2014	25,000	25,386
General Mills, Inc. 5.70%, 2/15/2017	50,000	56,067
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	100,000	96,750
Kellogg Co.:
1.13%, 5/15/2015	25,000	25,170
2.75%, 3/1/2023	50,000	45,116
Kraft Foods Group, Inc.:
3.50%, 6/6/2022 (b)	25,000	24,365
5.00%, 6/4/2042 (b)	25,000	24,645
6.13%, 8/23/2018 (b)	50,000	58,281
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	112,939
The Kroger Co. 3.90%, 10/1/2015	50,000	52,631

		618,164

GAS UTILITIES — 0.2%
AGL Capital Corp. 4.40%, 6/1/2043	50,000	45,083

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	54,613
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (a)	25,000	23,074

		77,687

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	49,265
2.75%, 11/15/2022 (b)	25,000	23,029
4.13%, 11/15/2042 (b)	25,000	21,866
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021 (a)	100,000	101,750
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,465
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	50,000	51,625
CIGNA Corp. 4.00%, 2/15/2022 (b)	50,000	50,893
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	100,000	108,000
HCA, Inc.:
4.75%, 5/1/2023 (b)	75,000	70,500
7.25%, 9/15/2020	150,000	163,500
7.88%, 2/15/2020	50,000	53,688
Humana, Inc. 4.63%, 12/1/2042 (b)	25,000	22,534
McKesson Corp. 4.75%, 3/1/2021 (b)	25,000	26,482
Quest Diagnostics, Inc. 4.70%, 4/1/2021 (b)	25,000	25,638
Tenet Healthcare Corp.:
4.75%, 6/1/2020	75,000	73,312
6.00%, 10/1/2020 (a)	100,000	104,375
WellPoint, Inc.:
3.13%, 5/15/2022	75,000	70,341
4.65%, 1/15/2043	50,000	46,290

		1,087,553

HOTELS, RESTAURANTS & LEISURE — 0.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020 (b)	75,000	84,188
Yum! Brands, Inc. 3.88%, 11/1/2020	50,000	50,655

		134,843

HOUSEHOLD DURABLES — 1.0%
DR Horton, Inc. 4.75%, 2/15/2023	50,000	47,500
Lennar Corp.:
4.75%, 12/15/2017	25,000	26,187
4.75%, 11/15/2022 (b)	50,000	46,375
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	45,250
Toll Brothers Finance Corp. 6.75%, 11/1/2019	50,000	57,125
Whirlpool Corp. 8.60%, 5/1/2014	50,000	51,310

		273,747

See accompanying notes to financial statements.

273

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp. 4.75%, 1/15/2015	$75,000	$77,759

INDUSTRIAL CONGLOMERATES — 0.2%
Tyco Electronics Group SA 3.50%, 2/3/2022	50,000	47,503

INSURANCE — 3.5%
American International Group, Inc.:
3.80%, 3/22/2017 (b)	100,000	106,790
4.88%, 9/15/2016 (b)	100,000	109,833
6.25%, 5/1/2036	50,000	57,939
Aon PLC 4.45%, 5/24/2043	25,000	22,208
AXA SA 8.60%, 12/15/2030	50,000	61,562
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	58,061
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043 (b)	25,000	21,992
5.13%, 4/15/2022 (b)	25,000	27,230
ING US, Inc. 5.50%, 7/15/2022 (b)	50,000	54,375
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	77,551
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	25,476
6.15%, 4/7/2036	25,000	28,305
MetLife, Inc. 6.40%, 12/15/2036 (b)	50,000	51,375
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	50,000	53,608
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	55,778
Prudential Financial, Inc. 5.20%, 3/15/2044 (b)	50,000	48,375
XLIT, Ltd. 5.75%, 10/1/2021	50,000	56,143
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)(b)	75,000	75,970

		992,571

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 7.00%, 7/15/2021	50,000	54,625
VeriSign, Inc. 4.63%, 5/1/2023	50,000	47,750

		102,375

IT SERVICES — 0.1%
Fiserv, Inc. 3.50%, 10/1/2022	25,000	23,215

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	26,137
3.60%, 8/15/2021	25,000	24,776

		50,913

MACHINERY — 1.5%
Case New Holland, Inc. 7.88%, 12/1/2017	150,000	177,000
Eaton Corp. 2.75%, 11/2/2022 (b)	75,000	69,964
Harsco Corp. 2.70%, 10/15/2015 (b)	75,000	76,134
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019 (a)	50,000	49,281
SPX Corp. 6.88%, 9/1/2017	50,000	56,500

		428,879

MEDIA — 8.5%
21st Century Fox America, Inc. 4.50%, 2/15/2021	100,000	107,187
British Sky Broadcasting Group PLC 3.13%, 11/26/2022 (a)(b)	75,000	69,828
CBS Corp. 3.38%, 3/1/2022	75,000	71,580
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 9/1/2023 (a)(b)	75,000	71,063
6.63%, 1/31/2022	150,000	154,500
7.00%, 1/15/2019	100,000	105,375
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	67,866
CSC Holdings LLC 6.75%, 11/15/2021	100,000	107,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	25,000	24,524
Series WI 3.80%, 3/15/2022 (b)	100,000	96,064
Discovery Communications LLC 3.30%, 5/15/2022	50,000	47,340
DISH DBS Corp.:
4.25%, 4/1/2018 (b)	50,000	51,000
5.13%, 5/1/2020 (b)	75,000	75,188
5.88%, 7/15/2022 (b)	100,000	100,000
7.13%, 2/1/2016	150,000	166,125
Gannett Co, Inc. 9.38%, 11/15/2017	50,000	52,563
Historic TW, Inc. 6.63%, 5/15/2029	100,000	114,773
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	75,000	81,000
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	57,715
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	50,000	45,073
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)(b)	50,000	45,250
5.25%, 8/15/2022 (a)(b)	50,000	50,500
Thomson Reuters Corp. 4.30%, 11/23/2023	100,000	100,430
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	100,000	92,875
4.50%, 9/15/2042 (b)	100,000	75,757
6.75%, 7/1/2018	25,000	28,036

See accompanying notes to financial statements.

274

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Time Warner, Inc.:
4.88%, 3/15/2020	$50,000	$54,804
6.25%, 3/29/2041	25,000	27,762
Viacom, Inc.:
1.25%, 2/27/2015	100,000	100,498
4.38%, 3/15/2043 (b)	20,000	16,887
5.63%, 9/15/2019 (b)	50,000	56,866
Videotron, Ltd. 5.00%, 7/15/2022 (b)	50,000	48,875
WPP Finance 2010 3.63%, 9/7/2022	25,000	24,111

		2,389,165

METALS & MINING — 5.2%
Alcoa, Inc. 5.87%, 2/23/2022 (b)	75,000	77,412
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	23,507
ArcelorMittal:
4.25%, 2/25/2015 (b)	50,000	51,375
5.00%, 2/25/2017 (b)(c)	175,000	187,687
5.75%, 8/5/2020 (b)	100,000	106,250
7.50%, 10/15/2039	100,000	98,250
9.50%, 2/15/2015	50,000	54,313
Barrick Gold Corp. 3.85%, 4/1/2022 (b)	100,000	90,063
Cliffs Natural Resources, Inc. 3.95%, 1/15/2018 (b)	50,000	50,490
Commercial Metals Co. 4.88%, 5/15/2023	100,000	93,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	28,875
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	100,000	106,250
6.88%, 4/1/2022 (a)(b)	100,000	109,000
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023	25,000	23,641
5.45%, 3/15/2043	25,000	23,926
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	21,280
4.88%, 3/15/2042 (b)	25,000	18,511
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	75,000	81,187
Teck Resources, Ltd.:
5.20%, 3/1/2042	50,000	44,130
5.38%, 10/1/2015 (b)	75,000	80,423
United States Steel Corp. 6.05%, 6/1/2017	75,000	81,000

		1,450,570

MULTI-UTILITIES — 0.5%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	56,803
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	48,112
Sempra Energy 2.30%, 4/1/2017	50,000	50,648

		155,563

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022 (b)	50,000	49,284

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	50,000	51,464

OIL, GAS & CONSUMABLE FUELS — 15.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	100,000	96,500
Anadarko Petroleum Corp. 6.38%, 9/15/2017 (b)	75,000	86,105
Atwood Oceanics, Inc. 6.50%, 2/1/2020	75,000	80,062
Boardwalk Pipelines LP 3.38%, 2/1/2023	25,000	22,478
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017 (b)	25,000	28,095
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,443
4.45%, 9/15/2042	25,000	22,511
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	53,331
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)(c)	50,000	51,500
6.63%, 8/15/2020 (b)	175,000	195,562
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	50,000	51,250
Concho Resources, Inc. 5.50%, 4/1/2023 (b)	100,000	103,000
Consol Energy, Inc. 8.00%, 4/1/2017 (b)	75,000	79,031
Continental Resources, Inc.:
4.50%, 4/15/2023	75,000	76,031
5.00%, 9/15/2022	50,000	51,938
DCP Midstream LLC 5.85%, 5/21/2043 (a)(c)	50,000	46,500
Denbury Resources, Inc. 8.25%, 2/15/2020	100,000	110,125
Devon Energy Corp. 3.25%, 5/15/2022 (b)	75,000	71,516
El Paso LLC 7.75%, 1/15/2032 (b)	100,000	101,505
El Paso Natural Gas Co. 5.95%, 4/15/2017	25,000	27,797
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	25,000	21,402
Enbridge Energy Partners LP 5.20%, 3/15/2020 (b)	50,000	53,672
Encana Corp. 5.90%, 12/1/2017 (b)	75,000	85,114
Energy Transfer Equity LP 7.50%, 10/15/2020	50,000	56,125
Energy Transfer Partners LP:
6.50%, 2/1/2042	50,000	53,738
8.50%, 4/15/2014	25,000	25,526
Enterprise Products Operating LLC:
4.85%, 3/15/2044 (b)	50,000	47,020

See accompanying notes to financial statements.

275

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.20%, 9/1/2020 (b)	$100,000	$111,238
Hess Corp. 8.13%, 2/15/2019 (b)	50,000	62,106
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	49,352
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043	50,000	46,148
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,789
Marathon Oil Corp. 2.80%, 11/1/2022 (b)	50,000	46,080
Marathon Petroleum Corp. 6.50%, 3/1/2041 (b)	25,000	28,493
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (b)(c)	50,000	46,875
5.50%, 2/15/2023 (b)	50,000	50,375
MEG Energy Corp. 6.38%, 1/30/2023 (a)	50,000	50,313
Newfield Exploration Co. 7.13%, 5/15/2018 (b)	75,000	77,887
Noble Energy, Inc. 4.15%, 12/15/2021 (b)	25,000	25,706
Noble Holding International, Ltd. 3.95%, 3/15/2022 (b)	50,000	48,881
NuStar Logistics LP 4.80%, 9/1/2020	50,000	47,118
ONEOK Partners LP:
2.00%, 10/1/2017 (b)	25,000	24,878
3.38%, 10/1/2022 (b)	25,000	23,370
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	100,000	106,500
6.25%, 11/15/2021	50,000	50,500
Phillips 66 4.30%, 4/1/2022	50,000	50,811
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	28,505
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022 (b)	25,000	24,562
5.15%, 6/1/2042	50,000	49,301
Plains Exploration & Production Co. 6.50%, 11/15/2020	100,000	110,438
Pride International, Inc. 6.88%, 8/15/2020	50,000	59,869
QEP Resources, Inc. 5.25%, 5/1/2023 (b)	50,000	46,875
Range Resources Corp. 5.00%, 8/15/2022	50,000	49,125
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	48,750
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)(c)	100,000	97,250
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021 (a)(b)	100,000	97,750
5.63%, 4/15/2023 (a)(b)	50,000	46,750
Sabine Pass LNG LP 6.50%, 11/1/2020	100,000	103,750
SESI LLC 7.13%, 12/15/2021 (c)	75,000	83,625
SM Energy Co. 6.50%, 1/1/2023	50,000	52,438
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	86,697
Talisman Energy, Inc. 5.50%, 5/15/2042 (b)	25,000	23,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (a)(b)	50,000	44,750
5.25%, 5/1/2023	50,000	48,438
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	58,746
Tesoro Corp. 9.75%, 6/1/2019	50,000	54,125
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	44,710
Transocean, Inc.:
2.50%, 10/15/2017	50,000	50,530
6.80%, 3/15/2038 (b)	50,000	55,651
Valero Energy Corp. 6.13%, 2/1/2020	50,000	57,111
Western Gas Partners LP 4.00%, 7/1/2022	50,000	47,721
Whiting Petroleum Corp. 5.00%, 3/15/2019 (c)	100,000	102,250
Williams Partners LP 5.25%, 3/15/2020 (b)	75,000	82,011
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	50,000

		4,427,572

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co. 7.95%, 6/15/2018	50,000	60,735

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 6.95%, 3/15/2043 (b)	25,000	24,106

PHARMACEUTICALS — 1.1%
Express Scripts Holding Co. 2.65%, 2/15/2017	100,000	103,067
Hospira, Inc. 5.60%, 9/15/2040	50,000	45,711
McKesson Corp. 6.50%, 2/15/2014	50,000	50,342
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	28,289
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	50,000	46,636
Zoetis, Inc. 4.70%, 2/1/2043	25,000	23,366

		297,411

REAL ESTATE INVESTMENT TRUSTS — 2.6%
American Tower Corp. 3.50%, 1/31/2023	50,000	45,587
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	48,005

See accompanying notes to financial statements.

276

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Boston Properties LP 3.85%, 2/1/2023	$50,000	$48,853
Duke Realty LP:
7.38%, 2/15/2015	50,000	53,481
8.25%, 8/15/2019	25,000	30,954
EPR Properties 5.75%, 8/15/2022	50,000	50,978
ERP Operating LP 5.38%, 8/1/2016	50,000	55,129
HCP, Inc. 5.38%, 2/1/2021	50,000	54,429
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	52,648
Host Hotels & Resorts LP 5.88%, 6/15/2019	75,000	81,394
Liberty Property LP 6.63%, 10/1/2017	25,000	28,628
ProLogis LP 6.63%, 5/15/2018	23,000	26,863
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	47,810
3.25%, 8/15/2022	25,000	23,162
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	90,929

		738,850

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Services, Inc. 5.00%, 3/15/2023 (b)	75,000	72,094

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021 (b)	100,000	98,758
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (b)	25,000	26,016
CSX Corp. 4.40%, 3/1/2043 (b)	50,000	44,404
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	72,673
Ryder System, Inc. 5.85%, 3/1/2014	50,000	50,427

		292,278

SEMICONDUCTORS — 0.2%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	47,000

SOFTWARE — 0.4%
Audatex North America, Inc. 6.00%, 6/15/2021 (a)(b)	100,000	104,750

SPECIALTY RETAIL — 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019 (b)	75,000	80,625
AutoZone, Inc. 3.13%, 7/15/2023 (b)	50,000	45,276
Best Buy Co., Inc.:
3.75%, 3/15/2016	75,000	77,812
5.00%, 8/1/2018 (b)	50,000	52,375
L Brands, Inc. 5.63%, 2/15/2022	150,000	153,375
QVC, Inc. 4.38%, 3/15/2023	75,000	70,121
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	75,000	78,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.38%, 8/1/2021 (b)	18,000	19,620
7.50%, 10/1/2018	25,000	26,813

		604,017

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	54,625
PVH Corp.:
4.50%, 12/15/2022 (b)	25,000	23,688
7.38%, 5/15/2020 (b)	25,000	27,531

		105,844

THRIFTS & MORTGAGE FINANCE — 0.4%
Amsouth Bank 5.20%, 4/1/2015 (c)	100,000	104,750

TOBACCO — 0.8%
Altria Group, Inc.:
2.85%, 8/9/2022 (b)	75,000	69,054
9.70%, 11/10/2018	26,000	34,174
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	75,000	68,278
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	46,086

		217,592

TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals North America, Inc. 5.75%, 7/15/2018 (b)	25,000	26,719

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Embarq Corp. 7.08%, 6/1/2016 (b)	50,000	55,870
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)	175,000	181,562
6.63%, 4/1/2023 (a)	75,000	77,438
Orange SA 8.75%, 3/1/2031 (b)	50,000	69,034
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	59,592
T-Mobile USA, Inc. 6.46%, 4/28/2019	100,000	106,250
Telecom Italia Capital SA:
7.18%, 6/18/2019 (b)	75,000	84,187
7.20%, 7/18/2036	100,000	96,250
Telefonica Emisiones SAU:
3.99%, 2/16/2016 (b)	100,000	105,040
4.95%, 1/15/2015 (b)	50,000	51,978
7.05%, 6/20/2036	50,000	55,117

		942,318

TOTAL CORPORATE BONDS & NOTES —
(Cost $27,648,138)		27,533,526

See accompanying notes to financial statements.

277

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 19.1%
MONEY MARKET FUNDS — 19.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,213,468	$5,213,468
State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	128,820	128,820

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $5,342,288)		5,342,288

TOTAL INVESTMENTS — 117.3% (h)
(Cost $32,990,426)		32,875,814
OTHER ASSETS & LIABILITIES — (17.3)%		(4,853,748)

NET ASSETS — 100.0%		$28,022,066

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 17.5% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (Note 2)
(h)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

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279

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013 (Unaudited)

										SPDR Barclays
	SPDR Barclays				SPDR Barclays			SPDR Barclays		Issuer
	1-3			SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays	Scored
	Month	SPDR Barclays	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate	Corporate
	T-Bill ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$1,164,580,984	$574,134,994	$9,579,418	$20,836,876	$166,323,151	$35,548,350	$2,886,226,432	$428,036,093	$80,319,576	$27,245,593
Investments in securities of affiliated issuers, at value (Note 3)	831,804	19,837,111	1,868,725	1,664,606	16,055,826	4,912,425	89,171,923	16,473,098	4,443,316	3,501,810

Total Investments	1,165,412,788	593,972,105	11,448,143	22,501,482	182,378,977	40,460,775	2,975,398,355	444,509,191	84,762,892	30,747,403
Cash	—	—	—	54	—	—	91,313	6,125	—	—
Receivable for investments sold	496,704,192	9,583,776	228,217	—	76,123,590	794,597	3,112,647	52,914	98,900	—
Receivable for fund shares sold	—	—	—	—	11,742,334	—	1,132	—	—	—
Interest receivable — unaffiliated issuers	15,151	2,795,890	37,392	77,497	662,301	380,406	25,112,953	4,581,264	1,140,259	318,187
Interest receivable — affiliated issuers	51	28	—	4	37	3	619	97	40	26

TOTAL ASSETS	1,662,132,182	606,351,799	11,713,752	22,579,037	270,907,239	41,635,781	3,003,717,019	449,149,591	86,002,091	31,065,616

LIABILITIES
Payable upon return of securities loaned	—	19,539,431	1,854,253	1,007,259	12,428,498	4,810,693	63,371,445	14,304,978	4,110,885	3,005,483
Payable for investments purchased	590,763,945	9,523,760	222,706	596,183	92,740,680	782,356	4,902,779	149,989	—	—
Distributions payable	—	—	10,407	10,063	293,910	94,161	8,322,489	1,948,878	336,739	147,575
Accrued advisory fee (Note 3)	126,443	91,720	1,232	2,141	18,012	4,330	311,410	54,227	10,616	3,814
Accrued trustees’ fees and expenses (Note 3)	905	425	7	13	111	34	2,053	284	58	21

TOTAL LIABILITIES	590,891,293	29,155,336	2,088,605	1,615,659	105,481,211	5,691,574	76,910,176	16,458,356	4,458,298	3,156,893

NET ASSETS	$1,071,240,889	$577,196,463	$9,625,147	$20,963,378	$165,426,028	$35,944,207	$2,926,806,843	$432,691,235	$81,543,793	$27,908,723

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,071,823,282	$596,553,953	$10,002,665	$20,993,809	$166,474,489	$44,588,220	$2,917,440,752	$430,827,148	$87,646,943	$28,263,514
Undistributed (distribution in excess of) net investment income	(595,931)	(292,608)	(37,009)	(3,978)	(143,226)	(85,809)	(1,675,767)	(675,721)	(171,503)	(21,606)
Accumulated net realized gain (loss) on investments	10,043	(4,583,273)	(30,682)	3,059	86,660	(2,058,429)	1,182,965	190,591	(1,473,939)	(217,379)
Net unrealized appreciation (depreciation) on:
Investments	3,495	(14,481,609)	(309,827)	(29,512)	(991,895)	(6,499,775)	9,858,893	2,349,217	(4,457,708)	(115,806)

NET ASSETS	$1,071,240,889	$577,196,463	$9,625,147	$20,963,378	$165,426,028	$35,944,207	$2,926,806,843	$432,691,235	$81,543,793	$27,908,723

NET ASSET VALUE PER SHARE
Net asset value per share	$45.78	$54.45	$19.25	$29.95	$59.08	$59.91	$30.65	$33.54	$37.07	$31.01

Shares outstanding (unlimited amount authorized, $0.01 par value)	23,400,461	10,600,225	500,000	700,000	2,800,168	600,000	95,500,000	12,900,072	2,200,000	900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,164,577,489	$588,616,603	$9,889,245	$20,866,388	$167,315,046	$42,048,125	$2,876,367,539	$425,686,876	$84,777,284	$27,361,399
Affiliated issuers	831,804	19,837,111	1,868,725	1,664,606	16,055,826	4,912,425	89,171,923	16,473,098	4,443,316	3,501,810

Total cost of investments	$1,165,409,293	$608,453,714	$11,757,970	$22,530,994	$183,370,872	$46,960,550	$2,965,539,462	$442,159,974	$89,220,600	$30,863,209

* Includes investments in securities on loan, at value	$—	$19,155,115	$1,814,258	$987,003	$12,172,564	$4,708,011	$62,038,646	$13,991,311	$4,120,300	$2,938,452

See accompanying notes to financial statements.

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281

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2013 (Unaudited)

					SPDR	SPDR	SPDR
		SPDR		SPDR	Nuveen	Nuveen	Nuveen		SPDR	SPDR
	SPDR	Barclays	SPDR	Nuveen	Barclays	Barclays	Barclays	SPDR	Nuveen S&P	Nuveen
	Barclays	Mortgage	Barclays	Barclays	California	New York	Short Term	Nuveen	High Yield	Barclays
	Convertible	Backed	Aggregate	Municipal	Municipal	Municipal	Municipal	S&P VRDO	Municipal	Build
	Securities	Bond	Bond	Bond	Bond	Bond	Bond	Municipal	Bond	America
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	Bond ETF	ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$2,009,023,070	$111,322,228	$658,020,863	$901,790,876	$78,808,152	$24,506,310	$2,083,390,124	$8,595,000	$174,415,172	$42,915,854
Investments in securities of affiliated issuers, at value (Note 3)	225,123,685	93,703,353	134,672,388	2,328,740	265,454	30,259	8,593,383	5,775	2,708,070	245,773

Total Investments	2,234,146,755	205,025,581	792,693,251	904,119,616	79,073,606	24,536,569	2,091,983,507	8,600,775	177,123,242	43,161,627
Cash	76,754	—	—	—	—	—	—	400,030	—	—
Receivable for investments sold	4,588,363	—	701,082	—	—	—	—	—	—	—
Receivable for fund shares sold	27,823,306	—	—	—	—	—	48,497,590	—	—	—
Dividends receivable	2,648,056	—	—	—	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	6,302,850	208,038	4,231,319	10,935,835	967,079	268,832	26,966,382	1,006	2,462,788	651,668
Interest receivable — affiliated issuers	461	6,398	6,878	—	—	—	—	—	—	17
Due from Investment Adviser	—	—	30,311	57,451	—	—	—	—	8,071	—

TOTAL ASSETS	2,275,586,545	205,240,017	797,662,841	915,112,902	80,040,685	24,805,401	2,167,447,479	9,001,811	179,594,101	43,813,312

LIABILITIES
Payable upon return of securities loaned	220,219,063	—	30,225,494	—	—	—	—	—	—	—
Payable for investments purchased	15,942,866	93,054,563	101,371,374	187,132	—	—	26,761,946	—	—	—
Payable for when issued/delayed securities	—	—	—	—	—	—	—	—	2,962,470	—
Distributions payable	20,631,829	314,143	1,321,226	7,631,906	2,288,027	718,370	1,519,141	—	750,774	169,170
Deferred income for dollar rolls	—	76,364	74,077	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	664,569	19,043	104,530	233,800	13,779	4,444	353,953	1,530	74,976	13,142
Accrued trustees’ fees and expenses (Note 3)	1,112	64	458	659	58	19	1,364	7	130	38

TOTAL LIABILITIES	257,459,439	93,464,177	133,097,159	8,053,497	2,301,864	722,833	28,636,404	1,537	3,788,350	182,350

NET ASSETS	$2,018,127,106	$111,775,840	$664,565,682	$907,059,405	$77,738,821	$24,082,568	$2,138,811,075	$9,000,274	$175,805,751	$43,630,962

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$1,825,039,425	$112,615,755	$672,306,600	$927,256,993	$79,262,290	$24,752,563	$2,124,364,042	$9,003,815	$188,705,043	$48,209,309
Undistributed (distribution in excess of) net investment income	(29,136,893)	(152,150)	(1,097,417)	(1,203,704)	(77,797)	(16,055)	(1,426,512)	(3,541)	433,643	(53,287)
Accumulated net realized gain (loss) on investments	(11,855,007)	(80,224)	(2,829,645)	(6,010,188)	(431,712)	(136,475)	2,044,240	—	(1,157,745)	(987,039)
Net unrealized appreciation (depreciation) on:
Investments	234,079,581	(607,541)	(3,813,856)	(12,983,696)	(1,013,960)	(517,465)	13,829,305	—	(12,175,190)	(3,538,021)

NET ASSETS	$2,018,127,106	$111,775,840	$664,565,682	$907,059,405	$77,738,821	$24,082,568	$2,138,811,075	$9,000,274	$175,805,751	$43,630,962

NET ASSET VALUE PER SHARE
Net asset value per share	$46.61	$26.61	$56.32	$22.62	$22.21	$21.89	$24.25	$30.00	$51.71	$54.54

Shares outstanding (unlimited amount authorized, $0.01 par value)	43,300,000	4,200,000	11,800,132	40,102,072	3,500,128	1,100,010	88,202,164	300,000	3,400,000	800,000

COST OF INVESTMENTS:
Unaffiliated issuers	$1,774,943,489	$111,929,769	$661,834,719	$914,774,572	$79,822,112	$25,023,775	$2,069,560,819	$8,595,000	$186,590,362	$46,453,875
Affiliated issuers	225,123,685	93,703,353	134,672,388	2,328,740	265,454	30,259	8,593,383	5,775	2,708,070	245,773

Total cost of investments	$2,000,067,174	$205,633,122	$796,507,107	$917,103,312	$80,087,566	$25,054,034	$2,078,154,202	$8,600,775	$189,298,432	$46,699,648

* Includes investments in securities on loan, at value	$216,284,499	$—	$29,815,567	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
December 31, 2013 (Unaudited)

		SPDR							SPDR
	SPDR DB	Barclays							BofA	SPDR
	International	Short	SPDR	SPDR	SPDR	SPDR	SPDR	SPDR	Merrill	BofA
	Government	Term	Barclays	Barclays	Barclays	Barclays	Barclays	Barclays	Lynch	Merrill
	Inflation-	International	International	International	Emerging	High	Short Term	Investment	Emerging	Lynch
	Protected	Treasury	Treasury	Corporate	Markets	Yield	High Yield	Grade	Markets	Crossover
	Bond	Bond	Bond	Bond	Local Bond	Bond	Bond	Floating	Corporate	Corporate
	ETF	ETF	ETF	ETF	ETF	ETF	ETF	Rate ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$944,681,135	$231,347,016	$1,998,229,770	$223,879,972	$174,637,209	$9,738,970,435	$2,938,526,339	$351,682,117	$14,329,062	$27,533,526
Investments in securities of affiliated issuers, at value (Note 3)	5,915,812	270,210	617,438	2,438,333	519,207	92,978,300	73,675,985	20,598,216	2,167,851	5,342,288

Total Investments	950,596,947	231,617,226	1,998,847,208	226,318,305	175,156,416	9,831,948,735	3,012,202,324	372,280,333	16,496,913	32,875,814
Cash	—	—	—	—	—	822,332	99,825	—	—	—
Foreign currency, at value	125,505	9,366,865	37,562,095	1,735,791	1,490,615	—	—	—	—	—
Receivable for investments sold	3,987,023	4,709,694	16,957,132	—	711,857	20,903,730	4,584,830	100,093	326,960	491,369
Receivable for fund shares sold	—	—	5,770,102	—	8,838,669	20,198,629	18,412,108	3,056,337	—	—
Receivable for foreign currency contracts sold	8,539,046	3,767,722	31,000,201	500,000	4,081,899	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	32,091	—	—	—	—	—	—
Interest receivable — unaffiliated issuers	5,936,660	1,962,838	21,893,396	4,912,025	3,052,737	167,097,025	50,506,438	353,284	221,275	398,078
Interest receivable — affiliated issuers	220	8	55	10	28	4,890	4,776	124	10	11
Due from Investment Adviser	—	—	—	—	—	—	—	—	—	2,474

TOTAL ASSETS	969,185,401	251,424,353	2,112,030,189	233,498,222	193,332,221	10,040,975,341	3,085,810,301	375,790,171	17,045,158	33,767,746

LIABILITIES
Payable upon return of securities loaned	—	—	—	2,299,590	8,500	—	—	17,814,763	2,116,232	5,213,468
Payable for investments purchased	4,905,352	7,853,628	35,831,623	—	6,264,571	23,973,023	23,687,136	3,206,569	152,762	327,873
Unrealized depreciation on forward currency contracts	—	—	—	95,974	—	—	—	—	—	—
Payable for foreign currency contracts purchased	8,502,366	3,763,950	30,960,571	500,000	3,893,241	—	—	—	—	—
Distributions payable	2,882,422	207,285	3,789,951	592,912	479,528	48,541,974	12,648,701	149,765	217,836	194,752
Accrued advisory fee (Note 3)	415,952	71,115	864,334	105,240	68,325	3,343,101	1,009,997	44,918	6,256	9,568
Deferred foreign taxes payable	1,927	—	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	742	160	1,339	135	98	6,472	1,575	186	10	19

TOTAL LIABILITIES	16,708,761	11,896,138	71,447,818	3,593,851	10,714,263	75,864,570	37,347,409	21,216,201	2,493,096	5,745,680

NET ASSETS	$952,476,640	$239,528,215	$2,040,582,371	$229,904,371	$182,617,958	$9,965,110,771	$3,048,462,892	$354,573,970	$14,552,062	$28,022,066

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$940,535,166	$244,373,509	$2,058,270,334	$220,181,985	$191,229,761	$9,984,587,881	$3,028,523,507	$353,858,319	$15,056,183	$28,184,775
Undistributed (distribution in excess of) net investment income	(4,029,408)	(668,328)	(3,509,195)	(79,575)	(2,283)	(44,421,037)	(7,373,347)	(85,896)	(162,324)	(144,904)
Accumulated net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(12,192,198)	(2,056,790)	(3,599,570)	(114,746)	(1,769,735)	(14,308,095)	234,395	9,234	(6,696)	96,807
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $1,927, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	28,127,079	(2,140,919)	(10,776,358)	9,832,563	(6,804,687)	39,252,022	27,078,337	792,313	(335,101)	(114,612)
Foreign currency	36,001	20,743	197,160	84,144	(35,098)	—	—	—	—	—

NET ASSETS	$952,476,640	$239,528,215	$2,040,582,371	$229,904,371	$182,617,958	$9,965,110,771	$3,048,462,892	$354,573,970	$14,552,062	$28,022,066

NET ASSET VALUE PER SHARE
Net asset value per share	$58.79	$35.75	$57.64	$36.49	$29.45	$40.42	$30.70	$30.57	$29.10	$25.47

Shares outstanding (unlimited amount authorized, $0.01 par value)	16,200,483	6,700,000	35,400,019	6,300,000	6,200,000	246,523,812	99,300,000	11,600,000	500,000	1,100,000

COST OF INVESTMENTS:
Unaffiliated issuers	$916,552,129	$233,487,935	$2,009,006,128	$214,047,409	$181,441,896	$9,699,718,413	$2,911,448,002	$350,889,804	$14,664,163	$27,648,138
Affiliated issuers	5,915,812	270,210	617,438	2,438,333	519,207	92,978,300	73,675,985	20,598,216	2,167,851	5,342,288

Total cost of investments	$922,467,941	$233,758,145	$2,009,623,566	$216,485,742	$181,961,103	$9,792,696,713	$2,985,123,987	$371,488,020	$16,832,014	$32,990,426

Foreign currency, at cost	$125,117	$9,384,228	$37,744,200	$1,722,617	$1,498,024	$—	$—	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$—	$—	$2,269,119	$8,101	$—	$—	$17,446,140	$2,070,772	$5,104,585

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2013 (Unaudited)

										SPDR Barclays
	SPDR Barclays				SPDR Barclays			SPDR Barclays		Issuer
	1-3			SPDR Barclays	Intermediate	SPDR Barclays	SPDR Barclays	Intermediate	SPDR Barclays	Scored
	Month	SPDR Barclays	SPDR Barclays	Short Term Treasury	Term Treasury	Long Term Treasury	Short Term Corporate	Term Corporate	Long Term Corporate	Corporate
	T-Bill ETF	TIPS ETF	1-10 Year TIPS ETF	ETF	ETF	ETF	Bond ETF	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)*	$189,720	$3,169,739	$12,375	$59,362	$1,164,203	$769,705	$19,692,334	$6,036,068	$2,175,492	$556,347
Interest income on securities of affiliated issuers (Note 3)	247	284	7	44	274	75	5,653	1,334	186	106
Affiliated securities lending — net (Note 3 and Note 8)	134,274	29,444	225	676	10,954	3,908	87,775	13,730	2,456	622

TOTAL INVESTMENT INCOME (LOSS)	324,241	3,199,467	12,607	60,082	1,175,431	773,688	19,785,762	6,051,132	2,178,134	557,075

EXPENSES
Advisory fee (Note 3)	904,511	580,183	8,005	11,143	110,897	33,897	1,896,074	315,352	65,124	24,525
Trustees’ fees and expenses (Note 3)	15,661	6,332	121	173	1,781	530	33,840	4,310	871	347
Miscellaneous expenses	—	—	—	—	56	—	27	—	—	—

TOTAL EXPENSES	920,172	586,515	8,126	11,316	112,734	34,427	1,929,941	319,662	65,995	24,872

NET INVESTMENT INCOME (LOSS)	(595,931)	2,612,952	4,481	48,766	1,062,697	739,261	17,855,821	5,731,470	2,112,139	532,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(116,587)	1,417,359	(85,800)	20,348	2,496,475	(3,480,652)	6,606,036	1,404,069	(1,523,055)	(217,194)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,795)	(13,459,079)	10,908	(2,620)	(3,685,519)	188,581	13,382,001	571,669	764,031	145,694

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(129,382)	(12,041,720)	(74,892)	17,728	(1,189,044)	(3,292,071)	19,988,037	1,975,738	(759,024)	(71,500)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(725,313)	$(9,428,768)	$(70,411)	$66,494	$(126,347)	$(2,552,810)	$37,843,858	$7,707,208	$1,353,115	$460,703

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2013 (Unaudited)

					SPDR	SPDR	SPDR			SPDR
				SPDR	Nuveen	Nuveen	Nuveen	SPDR	SPDR	Nuveen
	SPDR	SPDR	SPDR	Nuveen	Barclays	Barclays	Barclays	Nuveen	Nuveen S&P	Barclays
	Barclays	Barclays	Barclays	Barclays	California	New York	Short Term	S&P VRDO	High Yield	Build
	Convertible	Mortgage	Aggregate	Municipal	Municipal	Municipal	Municipal	Municipal	Municipal	America
	Securities	Backed	Bond	Bond	Bond	Bond	Bond	Bond	Bond	Bond
	ETF	Bond ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$(10,539,963)	$661,141	$7,945,181	$14,061,450	$1,252,860	$413,809	$11,326,523	$7,519	$5,905,598	$1,409,281
Interest income on securities of affiliated issuers (Note 3)	5,201	32,428	44,043	—	—	—	—	—	—	98
Dividend income (Note 2)	13,926,183	—	—	—	—	—	—	—	—	—
Affiliated securities lending — net (Note 3 and Note 8)	302,746	—	32,009	—	—	—	—	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	3,694,167	693,569	8,021,233	14,061,450	1,252,860	413,809	11,326,523	7,519	5,905,598	1,409,379

EXPENSES
Advisory fee (Note 3)	3,295,306	94,387	626,731	1,467,285	85,946	28,683	2,022,669	10,885	484,080	98,452
Trustees’ fees and expenses (Note 3)	15,089	653	6,978	10,110	923	312	20,676	135	2,198	617
Miscellaneous expenses	—	—	—	—	—	—	2,546	40	23	—

TOTAL EXPENSES	3,310,395	95,040	633,709	1,477,395	86,869	28,995	2,045,891	11,060	486,301	99,069

Expenses waived by Adviser (Note 3)	—	—	(176,824)	(352,476)	—	—	—	—	(50,629)	—

NET INVESTMENT INCOME (LOSS)	383,772	598,529	7,564,348	12,936,531	1,165,991	384,814	9,280,632	(3,541)	5,469,926	1,310,310

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	44,027,529	262,546	(1,474,816)	(3,604,490)	(735,006)	(282,715)	2,652,711	—	(4,187,295)	(1,138,769)
Net change in unrealized appreciation (depreciation) on:
Investments	135,750,838	(205,934)	(2,945,572)	(6,832,679)	116,882	(17,819)	16,397,326	—	(7,123,567)	(410,542)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	179,778,367	56,612	(4,420,388)	(10,437,169)	(618,124)	(300,534)	19,050,037	—	(11,310,862)	(1,549,311)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$180,162,139	$655,141	$3,143,960	$2,499,362	$547,867	$84,280	$28,330,669	$(3,541)	$(5,840,936)	$(239,001)

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended December 31, 2013 (Unaudited)

	SPDR DB	SPDR					SPDR	SPDR	SPDR
	International	Barclays	SPDR	SPDR	SPDR		Barclays	Barclays	BofA Merrill	SPDR
	Government	Short Term	Barclays	Barclays	Barclays	SPDR	Short Term	Investment	Lynch	BofA Merrill
	Inflation-	International	International	International	Emerging	Barclays	High	Grade	Emerging	Lynch
	Protected	Treasury	Treasury	Corporate	Markets	High Yield	Yield	Floating	Markets	Crossover
	Bond	Bond	Bond	Bond	Local	Bond	Bond	Rate	Corporate	Corporate
	ETF	ETF	ETF	ETF	Bond ETF	ETF	ETF	ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Interest income on securities of unaffiliated issuers* (Note 2)	$18,610,686	$1,475,374	$26,245,559	$2,435,094	$4,091,676	$304,393,020	$65,070,838	$871,338	$368,896	$594,766
Interest income on securities of affiliated issuers (Note 3)	1,499	150	409	51	196	23,521	11,973	1,287	47	115
Affiliated securities lending — net (Note 3 and Note 8)	—	—	1,115	2,363	29	—	—	11,509	2,434	5,711
Foreign taxes withheld	(84,153)	(24,152)	—	(1,702)	(126,596)	—	—	(194)	—	—

TOTAL INVESTMENT INCOME (LOSS)	18,528,032	1,451,372	26,247,083	2,435,806	3,965,305	304,416,541	65,082,811	883,940	371,377	600,592

EXPENSES
Advisory fee (Note 3)	2,748,756	412,826	4,957,877	550,324	363,015	19,191,020	4,657,396	204,468	37,086	55,784
Trustees’ fees and expenses (Note 3)	11,365	2,226	19,316	1,980	1,222	90,898	20,441	1,738	147	296
Miscellaneous expenses	—	—	—	—	605	98	—	—	—	—

TOTAL EXPENSES	2,760,121	415,052	4,977,193	552,304	364,842	19,282,016	4,677,837	206,206	37,233	56,080

Expenses waived by Adviser (Note 3)	—	—	—	—	—	—	—	—	—	(14,097)

NET INVESTMENT INCOME	15,767,911	1,036,320	21,269,890	1,883,502	3,600,463	285,134,525	60,404,974	677,734	334,144	558,609

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	259,663	(1,870,248)	(1,451,451)	650,425	(1,252,363)	27,350,839	1,010,323	15,272	(168,998)	(2,814)
Foreign currency transactions	379,532	(72,429)	(299,713)	87,492	(160,093)	—	426	—	—	—
Forward foreign currency contracts	—	—	—	(19,808)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $1,927, $0, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	21,594,779	7,518,246	43,608,295	11,604,041	(1,446,315)	231,394,570	52,544,063	746,026	236,335	356,212
Foreign currency transactions	284,403	193,713	1,366,242	197,885	76,634	—	—	—	—	—
Forward foreign currency contracts	—	—	—	(98,406)	—	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	22,518,377	5,769,282	43,223,373	12,421,629	(2,782,137)	258,745,409	53,554,812	761,298	67,337	353,398

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,286,288	$6,805,602	$64,493,263	$14,305,131	$818,326	$543,879,934	$113,959,786	$1,439,032	$401,481	$912,007

*	Includes all amortization of premium and accretion of market discount. A Fund may treat amortization or accretion differently for tax purposes.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Barclays 1-3		SPDR Barclays		SPDR Barclays 1-10		SPDR Barclays		SPDR Barclays Intermediate
	Month T-Bill ETF		TIPS ETF		Year TIPS ETF		Short Term Treasury ETF		Term Treasury ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	5/29/13*-	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(595,931)	$(574,971)	$2,612,952	$7,491,032	$4,481	$(17,617)	$48,766	$17,121	$1,062,697	$2,619,585
Net realized gain (loss) on investments	(116,587)	93,019	1,417,359	14,865,788	(85,800)	(1,920)	20,348	18,099	2,496,475	2,581,952
Net change in unrealized appreciation (depreciation) on investments	(12,795)	1,250	(13,459,079)	(60,634,406)	10,908	(320,735)	(2,620)	(43,973)	(3,685,519)	(6,376,910)

Net increase (decrease) in net assets resulting from operations	(725,313)	(480,702)	(9,428,768)	(38,277,586)	(70,411)	(340,272)	66,494	(8,753)	(126,347)	(1,175,373)

Net equalization credits and charges (Note 2)	906,342	(236,624)	(13,329)	171,847	(489)	(1,228)	3,887	553	(17,441)	(21,896)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(3,397,940)	(10,338,505)	(25,337)	—	(54,687)	(17,536)	(1,249,379)	(2,652,428)
Net realized gains	—	—	—	—	—	—	—	—	(127,746)	(799,563)

Total distributions to shareholders	—	—	(3,397,940)	(10,338,505)	(25,337)	—	(54,687)	(17,536)	(1,377,125)	(3,451,991)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	494,508,354	1,749,807,793	16,643,966	96,127,877	1,954,692	11,971,863	17,965,371	3,012,147	118,384,169	12,035,683
Cost of shares redeemed	(1,002,643,458)	(1,708,738,207)	(77,753,777)	(129,363,279)	(3,865,388)	—	(3,003,313)	(3,015,784)	(124,466,770)	(30,612,894)
Net income equalization (Note 2)	(906,342)	236,624	13,329	(171,847)	489	1,228	(3,887)	(553)	17,441	21,896
Other capital (Note 4)	—	—	—	—	—	—	—	—	235	—

Net increase (decrease) in net assets from beneficial interest transactions	(509,041,446)	41,306,210	(61,096,482)	(33,407,249)	(1,910,207)	11,973,091	14,958,171	(4,190)	(6,064,925)	(18,555,315)

Net increase (decrease) in net assets during the period	(508,860,417)	40,588,884	(73,936,519)	(81,851,493)	(2,006,444)	11,631,591	14,973,865	(29,926)	(7,585,838)	(23,204,575)
Net assets at beginning of period	1,580,101,306	1,539,512,422	651,132,982	732,984,475	11,631,591	—	5,989,513	6,019,439	173,011,866	196,216,441

NET ASSETS END OF PERIOD (1)	$1,071,240,889	$1,580,101,306	$577,196,463	$651,132,982	$9,625,147	$11,631,591	$20,963,378	$5,989,513	$165,426,028	$173,011,866

SHARES OF BENEFICIAL INTEREST:
Shares sold	10,800,000	38,200,000	300,000	1,600,000	100,000	600,000	600,000	100,000	2,000,000	200,000
Shares redeemed	(21,900,000)	(37,300,000)	(1,400,000)	(2,200,000)	(200,000)	—	(100,000)	(100,000)	(2,100,000)	(500,000)

Net increase (decrease)	(11,100,000)	900,000	(1,100,000)	(600,000)	(100,000)	600,000	500,000	—	(100,000)	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$(595,931)	$—	$(292,608)	$492,380	$(37,009)	$(16,153)	$(3,978)	$1,943	$(143,226)	$43,456

*	Commencement of operations.

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Long Term Treasury ETF		SPDR Barclays Short Term Corporate Bond ETF		SPDR Barclays Intermediate Term Corporate Bond ETF		SPDR Barclays Long Term Corporate Bond ETF		SPDR Barclays Issuer Scored Corporate Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$739,261	$1,394,936	$17,855,821	$22,359,132	$5,731,470	$10,105,732	$2,112,139	$5,363,381	$532,203	$1,020,460
Net realized gain (loss) on investments	(3,480,652)	611,977	6,606,036	4,429,883	1,404,069	1,777,901	(1,523,055)	3,740,462	(217,194)	118,578
Net change in unrealized appreciation (depreciation) on investments	188,581	(9,686,705)	13,382,001	(3,050,487)	571,669	(8,365,851)	764,031	(11,175,785)	145,694	(1,155,062)

Net increase (decrease) in net assets resulting from operations	(2,552,810)	(7,679,792)	37,843,858	23,738,528	7,707,208	3,517,782	1,353,115	(2,071,942)	460,703	(16,024)

Net equalization credits and charges (Note 2)	(24,444)	(9,613)	46,182	1,083,216	29,877	158,873	(22,847)	31,086	(4,689)	26,174

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(846,698)	(1,385,168)	(20,866,328)	(21,910,394)	(6,688,890)	(10,090,627)	(2,484,876)	(5,346,001)	(626,880)	(1,008,703)
Net realized gains	—	—	(5,494,878)	(1,495,862)	(971,375)	(676,058)	—	(417,976)	(67,805)	(89,607)

Total distributions to shareholders	(846,698)	(1,385,168)	(26,361,206)	(23,406,256)	(7,660,265)	(10,766,685)	(2,484,876)	(5,763,977)	(694,685)	(1,098,310)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,237,130	127,080,513	526,845,975	1,833,689,644	90,966,183	141,820,987	14,906,516	85,345,639	—	12,966,104
Cost of shares redeemed	(24,801,842)	(124,951,127)	(551,615,380)	—	(57,366,578)	(16,981,306)	(29,490,191)	(68,730,920)	(6,222,284)	—
Net income equalization (Note 2)	24,444	9,613	(46,182)	(1,083,216)	(29,877)	(158,873)	22,847	(31,086)	4,689	(26,174)
Other capital (Note 4)	—	—	29,789	609,624	4,092	162,296	1,085	645,618	24,889	71,314

Net increase (decrease) in net assets from beneficial interest transactions	(18,540,268)	2,138,999	(24,785,798)	1,833,216,052	33,573,820	124,843,104	(14,559,743)	17,229,251	(6,192,706)	13,011,244

Net increase (decrease) in net assets during the period	(21,964,220)	(6,935,574)	(13,256,964)	1,834,631,540	33,650,640	117,753,074	(15,714,351)	9,424,418	(6,431,377)	11,923,084
Net assets at beginning of period	57,908,427	64,844,001	2,940,063,807	1,105,432,267	399,040,595	281,287,521	97,258,144	87,833,726	34,340,100	22,417,016

NET ASSETS END OF PERIOD (1)	$35,944,207	$57,908,427	$2,926,806,843	$2,940,063,807	$432,691,235	$399,040,595	$81,543,793	$97,258,144	$27,908,723	$34,340,100

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,800,000	17,200,000	59,900,000	2,700,000	4,100,000	400,000	2,100,000	—	400,000
Shares redeemed	(400,000)	(1,800,000)	(18,000,000)	—	(1,700,000)	(500,000)	(800,000)	(1,700,000)	(200,000)	—

Net increase (decrease)	(300,000)	—	(800,000)	59,900,000	1,000,000	3,600,000	(400,000)	400,000	(200,000)	400,000

(1) Including undistributed (distribution in excess of) net investment income	$(85,809)	$21,628	$(1,675,767)	$1,334,740	$(675,721)	$281,699	$(171,503)	$201,234	$(21,606)	$73,071

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays Convertible Securities ETF		SPDR Barclays Mortgage Backed Bond ETF		SPDR Barclays Aggregate Bond ETF		SPDR Nuveen Barclays Municipal Bond ETF		SPDR Nuveen Barclays California Municipal Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$383,772	$(4,550,862)	$598,529	$155,227	$7,564,348	$10,717,489	$12,936,531	$32,672,558	$1,165,991	$2,922,071
Net realized gain (loss) on investments	44,027,529	26,165,718	262,546	(104,365)	(1,474,816)	330,133	(3,604,490)	24,538,256	(735,006)	3,370,702
Net change in unrealized appreciation (depreciation) on investments	135,750,838	124,134,495	(205,934)	(455,670)	(2,945,572)	(18,674,265)	(6,832,679)	(71,079,038)	116,882	(7,641,015)

Net increase (decrease) in net assets resulting from operations	180,162,139	145,749,351	655,141	(404,808)	3,143,960	(7,626,643)	2,499,362	(13,868,224)	547,867	(1,348,242)

Net equalization credits and charges (Note 2)	5,474,920	7,404,806	24,108	(1,301)	10,027	36,688	(127,539)	6,324	(24,799)	29,089

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,584,455)	(37,958,963)	(741,610)	(168,448)	(8,625,199)	(10,568,927)	(15,100,351)	(32,677,132)	(1,370,323)	(2,885,921)
Net realized gains	—	—	—	(628,923)	—	(3,313,336)	(5,674,604)	(13,923,826)	(2,109,629)	(2,219,662)

Total distributions to shareholders	(42,584,455)	(37,958,963)	(741,610)	(797,371)	(8,625,199)	(13,882,263)	(20,774,955)	(46,600,958)	(3,479,952)	(5,105,583)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	655,058,043	388,904,627	90,524,518	16,419,476	90,317,150	105,362,471	36,743,995	241,983,448	2,301,989	27,062,610
Cost of shares redeemed	—	(55,121,525)	(2,659,344)	(30,035,591)	(90,226,665)	(11,564,443)	(195,547,955)	(233,647,898)	(22,570,505)	(4,877,035)
Net income equalization (Note 2)	(5,474,920)	(7,404,806)	(24,108)	1,301	(10,027)	(36,688)	127,539	(6,324)	24,799	(29,089)
Other capital (Note 4)	232,064	105,488	46,592	23,228	127,511	104,868	9,733	666,493	1,151	13,240

Net increase (decrease) in net assets from beneficial interest transactions	649,815,187	326,483,784	87,887,658	(13,591,586)	207,969	93,866,208	(158,666,688)	8,995,719	(20,242,566)	22,169,726

Net increase (decrease) in net assets during the period	792,867,791	441,678,978	87,825,297	(14,795,066)	(5,263,243)	72,393,990	(177,069,820)	(51,467,139)	(23,199,450)	15,744,990
Net assets at beginning of period	1,225,259,315	783,580,337	23,950,543	38,745,609	669,828,925	597,434,935	1,084,129,225	1,135,596,364	100,938,271	85,193,281

NET ASSETS END OF PERIOD (1)	$2,018,127,106	$1,225,259,315	$111,775,840	$23,950,543	$664,565,682	$669,828,925	$907,059,405	$1,084,129,225	$77,738,821	$100,938,271

SHARES OF BENEFICIAL INTEREST:
Shares sold	14,500,000	9,400,000	3,400,000	600,000	1,600,000	1,800,000	1,600,000	9,900,000	100,000	1,100,000
Shares redeemed	—	(1,400,000)	(100,000)	(1,100,000)	(1,600,000)	(200,000)	(8,600,000)	(9,800,000)	(1,000,000)	(200,000)

Net increase (decrease)	14,500,000	8,000,000	3,300,000	(500,000)	—	1,600,000	(7,000,000)	100,000	(900,000)	900,000

(1) Including undistributed (distribution in excess of) net investment income	$(29,136,893)	$13,063,790	$(152,150)	$(9,069)	$(1,097,417)	$(36,566)	$(1,203,704)	$960,116	$(77,797)	$126,535

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Barclays New York Municipal Bond ETF		SPDR Nuveen Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P VRDO Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF		SPDR Nuveen Barclays Build America Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$384,814	$870,669	$9,280,632	$18,251,051	$(3,541)	$10,885	$5,469,926	$8,973,847	$1,310,310	$4,605,401
Net realized gain (loss) on investments	(282,715)	717,536	2,652,711	4,467,399	—	—	(4,187,295)	(673,544)	(1,138,769)	3,695,125
Net change in unrealized appreciation (depreciation) on investments	(17,819)	(2,034,022)	16,397,326	(30,470,049)	—	—	(7,123,567)	(10,334,158)	(410,542)	(9,841,679)

Net increase (decrease) in net assets resulting from operations	84,280	(445,817)	28,330,669	(7,751,599)	(3,541)	10,885	(5,840,936)	(2,033,855)	(239,001)	(1,541,153)

Net equalization credits and charges (Note 2)	(9,608)	5,972	70,581	144,188	623	(91)	(71,918)	216,228	(78,580)	(54,964)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(447,217)	(875,320)	(10,958,469)	(18,398,627)	—	(13,006)	(5,620,326)	(8,279,766)	(1,540,349)	(4,589,174)
Net realized gains	(661,510)	(215,588)	—	(3,057,836)	—	—	—	(258,139)	—	—

Total distributions to shareholders	(1,108,727)	(1,090,908)	(10,958,469)	(21,456,463)	—	(13,006)	(5,620,326)	(8,537,905)	(1,540,349)	(4,589,174)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	4,828,640	239,648,793	543,125,394	—	3,001,108	10,534,982	139,339,945	—	36,808,741
Cost of shares redeemed	(6,742,302)	—	(45,745,055)	(126,074,404)	(6,001,628)	(3,001,199)	(41,959,690)	(5,405,842)	(33,085,265)	(54,453,186)
Net income equalization (Note 2)	9,608	(5,972)	(70,581)	(144,188)	(623)	91	71,918	(216,228)	78,580	54,964
Other capital (Note 4)	—	397	69,874	317,915	—	—	5,262	41,192	2,337	190,332

Net increase (decrease) in net assets from beneficial interest transactions	(6,732,694)	4,823,065	193,903,031	417,224,717	(6,002,251)	—	(31,347,528)	133,759,067	(33,004,348)	(17,399,149)

Net increase (decrease) in net assets during the period	(7,766,749)	3,292,312	211,345,812	388,160,843	(6,005,169)	(2,212)	(42,880,708)	123,403,535	(34,862,278)	(23,584,440)
Net assets at beginning of period	31,849,317	28,557,005	1,927,465,263	1,539,304,420	15,005,443	15,007,655	218,686,459	95,282,924	78,493,240	102,077,680

NET ASSETS END OF PERIOD (1)	$24,082,568	$31,849,317	$2,138,811,075	$1,927,465,263	$9,000,274	$15,005,443	$175,805,751	$218,686,459	$43,630,962	$78,493,240

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	200,000	9,900,000	22,300,000	—	100,000	200,000	2,400,000	—	600,000
Shares redeemed	(300,000)	—	(1,900,000)	(5,200,000)	(200,000)	(100,000)	(800,000)	(100,000)	(600,000)	(900,000)

Net increase (decrease)	(300,000)	200,000	8,000,000	17,100,000	(200,000)	—	(600,000)	2,300,000	(600,000)	(300,000)

(1) Including undistributed (distribution in excess of) net investment income	$(16,055)	$46,348	$(1,426,512)	$251,325	$(3,541)	$—	$433,643	$584,043	$(53,287)	$176,752

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DB International Government Inflation-Protected Bond ETF		SPDR Barclays Short Term International Treasury Bond ETF		SPDR Barclays International Treasury Bond ETF		SPDR Barclays International Corporate Bond ETF		SPDR Barclays Emerging Markets Local Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,767,911	$44,105,953	$1,036,320	$2,497,410	$21,269,890	$41,415,053	$1,883,502	$2,597,544	$3,600,463	$8,973,764
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	639,195	4,924,725	(1,942,677)	(3,544,531)	(1,751,164)	8,197,136	718,109	(811,391)	(1,412,456)	(4,107,450)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and forward foreign currency	21,879,182	(42,972,850)	7,711,959	(5,788,546)	44,974,537	(107,944,775)	11,703,520	1,015,570	(1,369,681)	505,158

Net increase (decrease) in net assets resulting from operations	38,286,288	6,057,828	6,805,602	(6,835,667)	64,493,263	(58,332,586)	14,305,131	2,801,723	818,326	5,371,472

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,338,762)	(37,538,567)	(65,908)	(24,010)	(20,773,025)	(39,471,583)	(2,188,740)	(1,351,862)	(2,508,395)	(8,332,142)
Net realized gains	—	—	(141,377)	—	(447,216)	—	(122,648)	(77,543)	—	(54,938)
Return of capital	—	(13,812,498)	—	—	—	—	—	—	—	(449,997)

Total distributions to shareholders	(13,338,762)	(51,351,065)	(207,285)	(24,010)	(21,220,241)	(39,471,583)	(2,311,388)	(1,429,405)	(2,508,395)	(8,837,077)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	352,979,858	35,702,580	39,678,570	151,389,766	397,087,440	61,369,587	125,408,528	86,114,552	69,944,033
Cost of shares redeemed	(235,910,060)	(421,041,557)	(14,281,476)	(46,879,490)	(45,552,454)	(271,280,364)	(28,162,041)	(13,796,244)	(9,103,689)	(157,245,676)
Other capital (Note 4)	707,730	2,322,064	29,621	16,675	105,945	437,716	189,667	302,961	242,597	792,296

Net increase (decrease) in net assets from beneficial interest transactions	(235,202,330)	(65,739,635)	21,450,725	(7,184,245)	105,943,257	126,244,792	33,397,213	111,915,245	77,253,460	(86,509,347)

Contribution from Custodian	—	—	—	—	—	—	—	82,000	—	—

Net increase (decrease) in net assets during the period	(210,254,804)	(111,032,872)	28,049,042	(14,043,922)	149,216,279	28,440,623	45,390,956	113,369,563	75,563,391	(89,974,952)
Net assets at beginning of period	1,162,731,444	1,273,764,316	211,479,173	225,523,095	1,891,366,092	1,862,925,469	184,513,415	71,143,852	107,054,567	197,029,519

NET ASSETS END OF PERIOD (1)	$952,476,640	$1,162,731,444	$239,528,215	$211,479,173	$2,040,582,371	$1,891,366,092	$229,904,371	$184,513,415	$182,617,958	$107,054,567

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	5,600,000	1,000,000	1,100,000	2,600,000	6,700,000	1,700,000	3,600,000	2,900,000	2,200,000
Shares redeemed	(4,000,000)	(6,900,000)	(400,000)	(1,300,000)	(800,000)	(4,600,000)	(800,000)	(400,000)	(300,000)	(5,000,000)

Net increase (decrease)	(4,000,000)	(1,300,000)	600,000	(200,000)	1,800,000	2,100,000	900,000	3,200,000	2,600,000	(2,800,000)

(1) Including undistributed (distribution in excess of) net investment income	$(4,029,408)	$(6,458,557)	$(668,328)	$(1,638,740)	$(3,509,195)	$(4,006,060)	$(79,575)	$225,663	$(2,283)	$(1,094,351)

See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Barclays High Yield Bond ETF		SPDR Barclays Short Term High Yield Bond ETF		SPDR Barclays Investment Grade Floating Rate ETF		SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF		SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended	12/31/13	Year Ended
	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13	(Unaudited)	6/30/13

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$285,134,525	$757,794,799	$60,404,974	$40,699,435	$677,734	$189,611	$334,144	$650,299	$558,609	$609,704
Net realized gain (loss) on investments and foreign currency transactions	27,350,839	365,727,635	1,010,749	3,608,680	15,272	129	(168,998)	162,302	(2,814)	96,621
Net change in unrealized appreciation (depreciation) on investments	231,394,570	(188,864,242)	52,544,063	(24,235,077)	746,026	(9,114)	236,335	(539,367)	356,212	(553,457)

Net increase in net assets resulting from operations	543,879,934	934,658,192	113,959,786	20,073,038	1,439,032	180,626	401,481	273,234	912,007	152,868

Net equalization credits and charges (Note 2)	1,400,004	(1,909,192)	3,229,374	3,184,997	70,517	13,937	—	—	6,087	36,304

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(334,472,377)	(772,744,973)	(69,560,235)	(38,659,229)	(775,003)	(190,013)	(552,288)	(611,134)	(742,104)	(580,253)
Net realized gains	—	—	—	—	(1,323)	—	—	—	—	—

Total distributions to shareholders	(334,472,377)	(772,744,973)	(69,560,235)	(38,659,229)	(776,326)	(190,013)	(552,288)	(611,134)	(742,104)	(580,253)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,611,374,653	6,983,108,084	1,688,249,828	1,442,024,701	320,289,395	33,539,276	—	—	5,056,978	13,037,325
Cost of shares redeemed	(3,156,446,280)	(8,633,195,303)	(33,636,921)	(208,965,797)	(9,167,625)	—	—	—	—	—
Net income equalization (Note 2)	(1,400,004)	1,909,192	(3,229,374)	(3,184,997)	(70,517)	(13,937)	—	—	(6,087)	(36,304)
Other capital (Note 4)	744,114	7,669,981	145,933	866,218	134,848	26,750	—	—	25,285	65,187

Net increase (decrease) in net assets from beneficial interest transactions	454,272,483	(1,640,508,046)	1,651,529,466	1,230,740,125	311,186,101	33,552,089	—	—	5,076,176	13,066,208

Net increase (decrease) in net assets during the period	665,080,044	(1,480,504,019)	1,699,158,391	1,215,338,931	311,919,324	33,556,639	(150,807)	(337,900)	5,252,166	12,675,127
Net assets at beginning of period	9,300,030,727	10,780,534,746	1,349,304,501	133,965,570	42,654,646	9,098,007	14,702,869	15,040,769	22,769,900	10,094,773

NET ASSETS END OF PERIOD (1)	$9,965,110,771	$9,300,030,727	$3,048,462,892	$1,349,304,501	$354,573,970	$42,654,646	$14,552,062	$14,702,869	$28,022,066	$22,769,900

SHARES OF BENEFICIAL INTEREST:
Shares sold	90,250,000	173,000,000	55,500,000	47,300,000	10,500,000	1,100,000	—	—	200,000	500,000
Shares redeemed	(79,000,000)	(213,050,000)	(1,100,000)	(6,900,000)	(300,000)	—	—	—	—	—

Net increase (decrease)	11,250,000	(40,050,000)	54,400,000	40,400,000	10,200,000	1,100,000	—	—	200,000	500,000

(1) Including undistributed (distribution in excess of) net investment income	$(44,421,037)	$4,916,815	$(7,373,347)	$1,781,914	$(85,896)	$11,373	$(162,324)	$55,820	$(144,904)	$38,591

See accompanying notes to financial statements.

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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Barclays 1-3 Month T-Bill ETF									SPDR Barclays TIPS ETF
	Six Months									Six Months
	Ended									Ended
	12/31/13		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11		6/30/10		6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$45.80		$45.82	$45.85	$45.85		$45.86		$45.88	$55.65		$59.59	$54.76	$52.74	$49.74	$52.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.02)		(0.02)	(0.04)	0.00	(2)	0.00	(2)	0.23	0.23		0.60	1.53	2.21	1.78	0.54
Net realized and unrealized gain (loss) (3)	(0.03)		0.01	0.01	0.00	(2)	0.00	(2)	0.11	(1.13)		(3.72)	4.93	1.70	2.78	(1.19)

Total from investment operations	(0.05)		(0.01)	(0.03)	0.00	(2)	0.00	(2)	0.34	(0.90)		(3.12)	6.46	3.91	4.56	(0.65)

Net equalization credits and charges (1)	0.03		(0.01)	0.00 (2)	0.00	(2)	0.00	(2)	0.02	0.00	(2)	0.01	0.05	0.01	0.01	0.07

Other capital (1)	—		—	—	—		—		—	—		—	0.00 (2)	—	—	0.00 (2)

Distributions to shareholders from:
Net investment income	—		—	0.00 (2)	—		0.00	(2)	(0.37)	(0.30)		(0.83)	(1.68)	(1.90)	(1.57)	(1.68)
Net realized gains	—		—	—	—		0.00	(2)	(0.01)	—		—	—	—	—	—

Return of capital	—		—	—	—		(0.01)		—	—		—	—	—	—	—

Total distributions	—		—	—	—		(0.01)		(0.38)	(0.30)		(0.83)	(1.68)	(1.90)	(1.57)	(1.68)

Net asset value, end of period	$45.78		$45.80	$45.82	$45.85		$45.85		$45.86	$54.45		$55.65	$59.59	$54.76	$52.74	$49.74

Total return (4)	(0.04)%		(0.04)%	(0.08)%	0.01%		0.00	%(5)	0.79%	(1.62)%		(5.32)%	12.03%	7.55%	9.33%	(1.11)%
Net assets, end of period (in 000’s)	$1,071,241		$1,580,101	$1,539,512	$1,008,816		$1,054,532		$985,943	$577,196		$651,133	$732,984	$438,091	$379,749	$288,501
Ratio of expenses to average net assets	0.14	%(6)	0.14%	0.14%	0.15%		0.14%		0.14%	0.19	%(6)	0.19%	0.19%	0.20%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	(0.09	)%(6)	(0.05)%	(0.09)%	0.00	%(5)	0.00	%(5)	0.49%	0.83	%(6)	1.00%	2.62%	4.12%	3.48%	1.11%
Portfolio turnover rate (7)	279%		584%	619%	628%		623%		692%	10%		20%	23%	21%	18%	21%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amount is less than $0.005 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Amount is less than 0.005% per share.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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305

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays 1-10 Year TIPS ETF				SPDR Barclays Short Term Treasury ETF					SPDR Barclays Intermediate Term Treasury ETF
	Six Months		For the		Six Months			For the		Six Months
	Ended		Period		Ended			Period		Ended
	12/31/13		5/29/13*-		12/31/13		Year Ended	11/30/11*-		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13		(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$19.39		$20.00		$29.95		$30.10	$30.00		$59.66		$61.31	$59.42	$59.19	$57.22	$55.32

Income (loss) from investment operations:
Net investment income (loss) (1)	0.01		(0.03)		0.08		0.12	0.06		0.39		0.90	1.07	1.17	1.19	1.43
Net realized and unrealized gain (loss) (2)	(0.10)		(0.58)		(0.00	)(3)	(0.15)	0.09		(0.45)		(1.34)	2.07	0.37	2.02	1.92

Total from investment operations	(0.09)		(0.61)		0.08		(0.03)	0.15		(0.06)		(0.44)	3.14	1.54	3.21	3.35

Net equalization credits and charges (1)	0.00	(3)	(0.00	)(3)	0.01		0.00 (3)	—		(0.01)		(0.01)	(0.01)	(0.01)	0.03	0.06

Other capital (1)	—		—		—		—	—		0.00	(3)	—	0.00 (3)	0.00 (3)	—	—

Distributions to shareholders from:
Net investment income	(0.05)		—		(0.09)		(0.12)	(0.05)		(0.46)		(0.91)	(1.08)	(1.18)	(1.19)	(1.51)
Net realized gains	—		—		—		—	—		(0.05)		(0.29)	(0.16)	(0.12)	(0.08)	—

Total distributions	(0.05)		—		(0.09)		(0.12)	(0.05)		(0.51)		(1.20)	(1.24)	(1.30)	(1.27)	(1.51)

Net asset value, end of period	$19.25		$19.39		$29.95		$29.95	$30.10		$59.08		$59.66	$61.31	$59.42	$59.19	$57.22

Total return (4)	(0.45)%		(3.07)%		0.29%		(0.10)%	0.49%		(0.12)%		(0.77)%	5.30%	2.62%	5.73%	6.20%
Net assets, end of period (in 000’s)	$9,625		$11,632		$20,963		$5,990	$6,019		$165,426		$173,012	$196,216	$213,929	$242,703	$143,070
Ratio of expenses to average net assets	0.15	%(5)	0.15	%(5)	0.12	%(5)	0.12%	0.12	%(5)	0.14	%(5)	0.14%	0.14%	0.16%	0.14%	0.14%
Ratio of net investment income (loss) to average net assets	0.08	%(5)	(1.85	)%(5)	0.53	%(5)	0.39%	0.34	%(5)	1.29	%(5)	1.48%	1.75%	1.98%	2.06%	2.50%
Portfolio turnover rate (6)	13%		1%		20%		38%	24%		15%		32%	35%	33%	39%	49%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

306

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307

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Long Term Treasury ETF							SPDR Barclays Short Term Corporate Bond ETF
	Six Months							Six Months					For the
	Ended							Ended					Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	12/16/09*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$64.34		$72.05	$56.22	$59.15	$55.00	$53.39	$30.53		$30.37	$30.44	$29.98	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.91		1.75	1.92	2.17	2.20	2.36	0.18		0.40	0.49	0.56	0.31
Net realized and unrealized gain (loss) (2)	(4.25)		(7.70)	15.76	(2.94)	4.06	1.64	0.21		0.17	(0.06)	0.48	(0.17)

Total from investment operations	(3.34)		(5.95)	17.68	(0.77)	6.26	4.00	0.39		0.57	0.43	1.04	0.14

Net equalization credits and charges (1)	(0.03)		(0.01)	0.14	0.01	0.08	0.01	0.00	(3)	0.02	0.02	0.01	0.04

Other capital (1)	—		—	—	—	—	—	0.00	(3)	0.01	0.04	0.00 (3)	0.06

Distributions to shareholders from:
Net investment income	(1.06)		(1.75)	(1.99)	(2.17)	(2.19)	(2.40)	(0.21)		(0.41)	(0.50)	(0.56)	(0.26)
Net realized gains	—		—	—	—	—	—	(0.06)		(0.03)	(0.06)	(0.03)	—

Total distributions	(1.06)		(1.75)	(1.99)	(2.17)	(2.19)	(2.40)	(0.27)		(0.44)	(0.56)	(0.59)	(0.26)

Net asset value, end of period	$59.91		$64.34	$72.05	$56.22	$59.15	$55.00	$30.65		$30.53	$30.37	$30.44	$29.98

Total return (4)	(5.27)%		(8.44)%	32.03%	(1.24)%	11.93%	7.51%	1.26%		1.99%	1.63%	3.60%	0.79%
Net assets, end of period (in 000’s)	$35,944		$57,908	$64,844	$22,488	$23,661	$16,499	$2,926,807		$2,940,064	$1,105,432	$337,925	$161,898
Ratio of expenses to average net assets	0.14	%(5)	0.14%	0.14%	0.15%	0.14%	0.14%	0.13	%(5)	0.13%	0.13%	0.13%	0.13	%(5)
Ratio of net investment income (loss) to average net assets	2.93	%(5)	2.49%	2.85%	3.79%	4.01%	4.14%	1.17	%(5)	1.30%	1.61%	1.83%	1.94	%(5)
Portfolio turnover rate (6)	13%		20%	22%	26%	54%	17%	18%		46%	50%	46%	23%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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309

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Intermediate Term Corporate Bond ETF								SPDR Barclays Long Term Corporate Bond ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	2/10/09*-		12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	3/10/09*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$33.53		$33.89	$33.03	$32.50	$30.39	$30.00		$37.41		$39.92	$35.55	$36.57	$33.31	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.46		1.00	1.12	1.14	1.31	0.59		0.91		1.81	1.92	2.00	2.07	0.65
Net realized and unrealized gain (loss) (2)	0.17		(0.31)	0.92	0.66	2.13	0.20		(0.18)		(2.60)	4.10	(0.22)	3.30	3.13

Total from investment operations	0.63		0.69	2.04	1.80	3.44	0.79		0.73		(0.79)	6.02	1.78	5.37	3.78

Net equalization credits and charges (1)	0.00	(3)	0.02	0.02	0.03	0.09	0.05		(0.01)		0.01	0.07	0.02	0.06	—

Other capital (1)	0.00	(3)	0.02	0.02	0.00 (3)	0.00 (3)	—		0.00	(3)	0.22	0.20	0.02	—	—

Distributions to shareholders from:
Net investment income	(0.54)		(1.02)	(1.12)	(1.15)	(1.38)	(0.45)		(1.06)		(1.82)	(1.92)	(2.01)	(2.09)	(0.47)
Net realized gains	(0.08)		(0.07)	(0.10)	(0.15)	(0.04)	—		—		(0.13)	—	(0.83)	(0.08)	—

Total distributions	(0.62)		(1.09)	(1.22)	(1.30)	(1.42)	(0.45)		(1.06)		(1.95)	(1.92)	(2.84)	(2.17)	(0.47)

Net asset value, end of period	$33.54		$33.53	$33.89	$33.03	$32.50	$30.39		$37.07		$37.41	$39.92	$35.55	$36.57	$33.31

Total return (4)	1.87%		2.10%	6.41%	5.72%	11.85%	2.86%		1.98%		(1.74)%	18.04%	5.20%	16.76%	12.70%
Net assets, end of period (in 000’s)	$432,691		$399,041	$281,288	$191,565	$113,747	$27,349		$81,544		$97,258	$87,834	$35,553	$32,909	$6,661
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%	0.16%	0.15%	0.15	%(5)	0.15	%(5)	0.15%	0.15%	0.17%	0.15%	0.15	%(5)
Ratio of net investment income (loss) to average net assets	2.73	%(5)	2.89%	3.34%	3.45%	4.13%	5.22	%(5)	4.86	%(5)	4.42%	4.97%	5.49%	5.85%	6.82	%(5)
Portfolio turnover rate (6)	4%		16%	15%	37%	42%	4%		6%		24%	21%	58%	42%	27%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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311

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Issuer Scored Corporate Bond ETF						SPDR Barclays Convertible Securities ETF
	Six Months				For the		Six Months							For the
	Ended				Period		Ended							Period
	12/31/13		Year Ended	Year Ended	4/6/11*-		12/31/13		Year Ended	Year Ended		Year Ended	Year Ended	4/14/09*-
	(Unaudited)		6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/13	6/30/12		6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$31.22		$32.02	$30.52	$30.00		$42.54		$37.67	$41.55		$36.06	$31.65	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.55		1.08	1.11	0.24		0.01		(0.19)	0.37		0.68	1.43	0.35
Net realized and unrealized gain (loss) (2)	(0.07)		(0.81)	1.40	0.32		5.01		6.39	(2.45)		6.52	4.78	1.42

Total from investment operations	0.48		0.27	2.51	0.56		5.02		6.20	(2.08)		7.20	6.21	1.77

Net equalization credits and charges (1)	(0.00	)(3)	0.03	0.01	—		0.15		0.31	(0.00	)(3)	0.04	0.05	0.05

Other capital (1)	0.03		0.08	0.09	0.11		0.01		0.00 (3)	0.01		0.00 (3)	0.02	0.05

Distributions to shareholders from:
Net investment income	(0.64)		(1.08)	(1.11)	(0.15)		(1.11)		(1.64)	(1.29)		(1.63)	(1.76)	(0.22)
Net realized gains	(0.08)		(0.10)	—	—		—		—	(0.52)		(0.12)	(0.11)	—

Total distributions	(0.72)		(1.18)	(1.11)	(0.15)		(1.11)		(1.64)	(1.81)		(1.75)	(1.87)	(0.22)

Net asset value, end of period	$31.01		$31.22	$32.02	$30.52		$46.61		$42.54	$37.67		$41.55	$36.06	$31.65

Total return (4)	1.61%		1.11%	8.72%	2.23%		12.24%		17.57%	(4.89)%		20.38%	19.92%	6.24%
Net assets, end of period (in 000’s)	$27,909		$34,340	$22,417	$12,208		$2,018,127		$1,225,259	$783,580		$926,572	$259,629	$44,307
Ratio of expenses to average net assets	0.16	%(5)	0.16%	0.16%	0.16	%(5)	0.40	%(5)	0.40%	0.40%		0.41%	0.40%	0.40	%(5)
Ratio of net investment income (loss) to average net assets	3.47	%(5)	3.34%	3.53%	3.42	%(5)	0.05	%(5)	(0.47)%	0.98%		1.68%	3.85%	5.33	%(5)
Portfolio turnover rate (6)	13%		11%	17%	6%		18%		34%	17%		33%	26%	9%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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313

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays Mortgage Backed Bond ETF								SPDR Barclays Aggregate Bond ETF
	Six Months								Six Months
	Ended								Ended
	12/31/13		Year Ended		Year Ended		Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13		6/30/12		6/30/11	6/30/10	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$26.61		$27.68		$27.35		$27.36	$26.26	$56.76		$58.57	$56.40	$56.67	$54.47	$53.13

Income (loss) from investment operations:
Net investment income (loss) (1)	0.17		0.11		0.41		0.48	0.68	0.64		0.97	1.26	1.55	1.85	2.13
Net realized and unrealized gain (loss) (2)	0.01		(0.62)		0.85		0.50	1.29	(0.37)		(1.52)	2.68	0.58	3.13	1.41

Total from investment operations	0.18		(0.51)		1.26		0.98	1.97	0.27		(0.55)	3.94	2.13	4.98	3.54

Net equalization credits and charges (1)	0.01		(0.00	)(3)	(0.00	)(3)	0.02	0.07	0.00	(3)	0.00 (3)	0.04	0.01	0.01	0.03

Other capital (1)	0.01		0.02		0.02		0.06	0.10	0.01		0.01	0.05	0.00 (3)	—	0.01

Distributions to shareholders from:
Net investment income	(0.20)		(0.13)		(0.43)		(0.51)	(0.73)	(0.72)		(0.96)	(1.35)	(1.59)	(1.86)	(2.18)
Net realized gains	—		(0.45)		(0.52)		(0.56)	(0.31)	—		(0.31)	(0.51)	(0.82)	(0.93)	(0.06)

Total distributions	(0.20)		(0.58)		(0.95)		(1.07)	(1.04)	(0.72)		(1.27)	(1.86)	(2.41)	(2.79)	(2.24)

Net asset value, end of period	$26.61		$26.61		$27.68		$27.35	$27.36	$56.32		$56.76	$58.57	$56.40	$56.67	$54.47

Total return (4)	0.75%		(1.80)%		4.82%		3.88%	8.31%	0.49%		(0.95)%	7.29%	3.83%	9.36%	6.90%
Net assets, end of period (in 000’s)	$111,776		$23,951		$38,746		$35,556	$27,362	$664,566		$669,829	$597,435	$259,438	$221,027	$196,090
Ratio of expenses to average net assets	0.20	%(5)	0.20%		0.20%		0.21%	0.21%	0.13	%(5)	0.13%	0.13%	0.15%	0.13%	0.13%
Ratio of expenses to average net assets before waivers	0.20	%(5)	0.20%		0.20%		0.21%	0.21%	0.19	%(5)	0.19%	0.19%	0.20%	0.19%	0.19%
Ratio of net investment income (loss) to average net assets	1.27	%(5)	0.40%		1.47%		1.77%	2.55%	2.23	%(5)	1.65%	2.17%	2.74%	3.33%	3.98%
Portfolio turnover rate (6)	199%		544%		1,489%		1,107%	897%	54%		165%	428%	310%	376%	475%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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315

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays Municipal Bond ETF							SPDR Nuveen Barclays California Municipal Bond ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$23.02		$24.16	$22.75	$22.94	$21.95	$21.73	$22.94		$24.34	$22.19	$22.53	$21.25	$21.74

Income (loss) from investment operations:
Net investment income (loss) (1)	0.30		0.65	0.74	0.79	0.85	0.86	0.31		0.70	0.87	0.87	0.96	0.92
Net realized and unrealized gain (loss) (2)	(0.21)		(0.87)	1.48	(0.05)	0.97	0.18	(0.07)		(0.87)	2.16	(0.19)	1.27	(0.52)

Total from investment operations	0.09		(0.22)	2.22	0.74	1.82	1.04	0.24		(0.17)	3.03	0.68	2.23	0.40

Net equalization credits and charges (1)	(0.00	)(3)	0.00 (3)	0.01	0.00 (3)	0.02	0.03	(0.01)		0.01	0.00 (3)	0.01	0.01	0.02

Other capital (1)	(0.00	)(3)	0.01	0.00 (3)	—	—	0.00 (3)	0.00	(3)	—	0.00	0.00	0.00	0.00

Distributions to shareholders from:
Net investment income	(0.35)		(0.65)	(0.75)	(0.79)	(0.85)	(0.85)	(0.36)		(0.70)	(0.86)	(0.86)	(0.96)	(0.91)
Net realized gains	(0.14)		(0.28)	(0.07)	(0.14)	—	—	(0.60)		(0.54)	(0.02)	(0.17)	—	—

Total distributions	(0.49)		(0.93)	(0.82)	(0.93)	(0.85)	(0.85)	(0.96)		(1.24)	(0.88)	(1.03)	(0.96)	(0.91)

Net asset value, end of period	$22.62		$23.02	$24.16	$22.75	$22.94	$21.95	$22.21		$22.94	$24.34	$22.19	$22.53	$21.25

Total return (4)	0.42%		(1.01)%	9.95%	3.33%	8.50%	5.07%	1.03%		(0.85)%	13.91%	3.23%	10.67%	2.02%
Net assets, end of period (in 000’s)	$907,059		$1,084,129	$1,135,596	$873,455	$952,260	$583,859	$77,739		$100,938	$85,193	$73,226	$65,333	$40,376
Ratio of expenses to average net assets	0.23	%(5)	0.23%	0.23%	0.22%	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets before waivers	0.30	%(5)	0.30%	0.30%	0.30%	0.30%	0.30%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.64	%(5)	2.69%	3.14%	3.46%	3.75%	3.96%	2.71	%(5)	2.88%	3.68%	3.92%	4.32%	4.33%
Portfolio turnover rate (6)	12%		18%	17%	16%	9%	3%	5%		40%	14%	29%	12%	24%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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317

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Barclays New York Municipal Bond ETF							SPDR Nuveen Barclays Short Term Municipal Bond ETF
	Six Months							Six Months
	Ended							Ended
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09

Net asset value, beginning of period	$22.75		$23.80	$22.34	$22.66	$21.49	$21.64	$24.03		$24.39	$24.20	$24.08	$23.67	$22.82

Income (loss) from investment operations:
Net investment income (loss) (1)	0.30		0.67	0.77	0.76	0.88	0.87	0.11		0.26	0.33	0.36	0.42	0.55
Net realized and unrealized gain (loss) (2)	(0.19)		(0.87)	1.46	(0.20)	1.16	(0.16)	0.24		(0.30)	0.23	0.19	0.41	0.83

Total from investment operations	0.11		(0.20)	2.23	0.56	2.04	0.71	0.35		(0.04)	0.56	0.55	0.83	1.38

Net equalization credits and charges (1)	(0.01)		0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.03

Other capital (1)	—		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.36)		(0.68)	(0.77)	(0.76)	(0.88)	(0.87)	(0.13)		(0.27)	(0.33)	(0.36)	(0.44)	(0.57)
Net realized gains	(0.60)		(0.17)	—	(0.12)	—	—	—		(0.05)	(0.04)	(0.07)	—	—

Total distributions	(0.96)		(0.85)	(0.77)	(0.88)	(0.88)	(0.87)	(0.13)		(0.32)	(0.37)	(0.43)	(0.44)	(0.57)

Net asset value, end of period	$21.89		$22.75	$23.80	$22.34	$22.66	$21.49	$24.25		$24.03	$24.39	$24.20	$24.08	$23.67

Total return (4)	0.44%		(1.01)%	10.10%	2.55%	9.66%	3.49%	1.45%		(0.20)%	2.36%	2.33%	3.60%	6.29%
Net assets, end of period (in 000’s)	$24,083		$31,849	$28,557	$24,575	$24,926	$15,046	$2,138,811		$1,927,465	$1,539,304	$1,299,603	$1,252,378	$501,788
Ratio of expenses to average net assets	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20	%(5)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	2.68	%(5)	2.77%	3.30%	3.40%	3.92%	4.11%	0.92	%(5)	1.07%	1.34%	1.49%	1.77%	2.35%
Portfolio turnover rate (6)	10%		36%	24%	37%	9%	33%	9%		20%	23%	25%	14%	4%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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319

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P VRDO Municipal Bond ETF								SPDR Nuveen S&P High Yield Municipal Bond ETF						SPDR Nuveen Barclays Build America Bond ETF
	Six Months						For the		Six Months				For the		Six Months					For the
	Ended						Period		Ended				Period		Ended					Period
	12/31/13		Year Ended		Year Ended	Year Ended	9/23/09*-		12/31/13		Year Ended	Year Ended	4/13/11*-		12/31/13		Year Ended	Year Ended	Year Ended	5/12/10*-
	(Unaudited)		6/30/13		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/13	6/30/12	6/30/11		(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10

Net asset value, beginning of period	$30.01		$30.02		$30.03	$30.03	$30.00		$54.67		$56.05	$52.25	$50.00		$56.07		$60.05	$50.97	$50.73	$50.00

Income (loss) from investment operations:
Net investment income (loss) (1)	(0.01)		0.03		0.17	0.24	0.06		1.49		2.81	3.12	0.64		1.29		2.60	2.65	2.74	0.34
Net realized and unrealized gain (loss) (2)	—		(0.01)		—	—	—		(2.90)		(1.49)	3.70	1.96		(1.22)		(4.07)	8.92	0.16	0.49

Total from investment operations	(0.01)		0.02		0.17	0.24	0.06		(1.41)		1.32	6.82	2.60		0.07		(1.47)	11.57	2.90	0.83

Net equalization credits and charges (1)	0.00	(3)	(0.00	)(3)	0.00 (3)	0.00 (3)	0.00	(3)	(0.02)		0.07	0.10	—		(0.08)		(0.03)	0.18	0.06	—

Other capital (1)	—		—		0.00 (3)	—	0.01		—		0.01	0.01	—		(0.00	)(3)	0.11	0.04	0.02	—

Distributions to shareholders from:
Net investment income	—		(0.03)		(0.18)	(0.24)	(0.04)		(1.53)		(2.70)	(3.01)	(0.35)		(1.52)		(2.59)	(2.71)	(2.73)	(0.10)
Net realized gains	—		—		—	—	—		—		(0.08)	(0.12)	—		—		—	—	(0.01)	—

Total distributions	—		(0.03)		(0.18)	(0.24)	(0.04)		(1.53)		(2.78)	(3.13)	(0.35)		(1.52)		(2.59)	(2.71)	(2.74)	(0.10)

Net asset value, end of period	$30.00		$30.01		$30.02	$30.03	$30.03		$51.71		$54.67	$56.05	$52.25		$54.54		$56.07	$60.05	$50.97	$50.73

Total return (4)	(0.03)%		0.09%		0.55%	0.81%	0.23%		(2.61)%		2.33%	13.71%	5.21%		(0.01)%		(2.60)%	23.52%	6.22%	1.67%
Net assets, end of period (in 000’s)	$9,000		$15,005		$15,008	$9,010	$15,013		$175,806		$218,686	$95,283	$47,025		$43,631		$78,493	$102,078	$30,583	$10,147
Ratio of expenses to average net assets	0.20	%(5)	0.20%		0.21%	0.21%	0.21	%(5)	0.45	%(5)	0.45%	0.45%	0.45	%(5)	0.35	%(5)	0.35%	0.35%	0.35%	0.36	%(5)
Ratio of expenses to average net assets before waivers	0.20	%(5)	0.20%		0.21%	0.21%	0.21	%(5)	0.50	%(5)	0.50%	0.50%	0.50	%(5)	0.35	%(5)	0.35%	0.35%	0.35%	0.36	%(5)
Ratio of net investment income (loss) to average net assets	(0.07	)%(5)	0.09%		0.50%	0.80%	0.26	%(5)	5.65	%(5)	4.84%	5.78%	5.86	%(5)	4.66	%(5)	4.24%	4.57%	5.54%	5.10	%(5)
Portfolio turnover rate (6)	16%		110%		92%	77%	173%		7%		7%	24%	33%		1%		46%	112%	58%	16%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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321

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR DB International Government Inflation-Protected Bond ETF							SPDR Barclays Short Term International Treasury Bond ETF
	Six Months							Six Months								For the
	Ended							Ended								Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended		Year Ended	Year Ended	Year Ended		1/15/09*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13		6/30/12	6/30/11	6/30/10		6/30/09

Net asset value, beginning of period	$57.56		$59.24	$61.86	$52.18	$51.90	$60.71	$34.67		$35.80		$39.24	$33.73	$35.05		$33.05

Income (loss) from investment operations:
Net investment income (loss) (1)	0.85		1.86	2.56	3.19	2.52	2.08	0.16		0.40		0.54	0.51	0.46		0.21
Net realized and unrealized gain (loss) (2)	1.11		(1.44)	(3.10)	7.90	(1.96)	(9.07)	0.95		(1.53)		(2.73)	4.97	(1.41)		1.83

Total from investment operations	1.96		0.42	(0.54)	11.09	0.56	(6.99)	1.11		(1.13)		(2.19)	5.48	(0.95)		2.04

Net equalization credits and charges (1)	—		—	—	—	0.35	0.03	—		—		—	—	0.07		(0.06)

Other capital (1)	0.04		0.10	0.05	0.09	0.17	0.07	0.00	(3)	0.00	(3)	0.01	0.03	0.10		0.07

Distributions to shareholders from:
Net investment income	(0.77)		(1.62)	(2.13)	(1.50)	(0.80)	(0.04)	(0.01)		(0.00	)(3)	(1.26)	—	(0.54)		(0.05)
Net realized gains	—		—	—	—	—	—	(0.02)		—		—	—	—		—

Return of capital	—		(0.58)	—	—	—	(1.88)	—		—		—	—	(0.00	)(3)	—

Total distributions	(0.77)		(2.20)	(2.13)	(1.50)	(0.80)	(1.92)	(0.03)		—		(1.26)	—	(0.54)		(0.05)

Net asset value, end of period	$58.79		$57.56	$59.24	$61.86	$52.18	$51.90	$35.75		$34.67		$35.80	$39.24	$33.73		$35.05

Total return (4)	3.48%		0.67%	(0.69)%	21.61%	2.03%	(11.34)%	3.21%		(3.14)%		(5.59)%	16.34%	(2.32)%		6.22%
Net assets, end of period (in 000’s)	$952,477		$1,162,731	$1,273,764	$1,360,851	$850,501	$394,482	$239,528		$211,479		$225,523	$251,107	$134,928		$10,514
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.52%	0.50%	0.50%	0.35	%(5)	0.35%		0.35%	0.36%	0.35%		0.36	%(5)
Ratio of net investment income (loss) to average net assets	2.87	%(5)	3.00%	4.32%	5.43%	4.60%	4.20%	0.88	%(5)	1.11%		1.47%	1.37%	1.30%		1.39	%(5)
Portfolio turnover rate (6)	4%		43%	40%	23%	40%	50%	37%		71%		116%	85%	95%		39%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

322

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323

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays International Treasury Bond ETF							SPDR Barclays International Corporate Bond ETF								SPDR Barclays Emerging Markets Local Bond ETF
	Six Months							Six Months						For the		Six Months				For the
	Ended							Ended						Period		Ended				Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	12/31/13		Year Ended		Year Ended	Year Ended	5/19/10*-		12/31/13		Year Ended	Year Ended	2/23/11*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09	(Unaudited)		6/30/13		6/30/12	6/30/11	6/30/10		(Unaudited)		6/30/13	6/30/12	6/30/11

Net asset value, beginning of period	$56.29		$59.14	$61.84	$53.78	$54.19	$55.14	$34.17		$32.34		$34.81	$29.97	$30.00		$29.74		$30.79	$31.74	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.62		1.29	1.39	1.42	1.48	1.51	0.34		0.77		0.97	0.93	0.07		0.75		1.57	1.57	0.55
Net realized and unrealized gain (loss) (2)	1.35		(2.93)	(1.79)	7.09	(1.48)	(1.32)	2.35		1.43		(2.85)	4.44	(0.14)		(0.60)		(1.13)	(2.55)	1.06

Total from investment operations	1.97		(1.64)	(0.40)	8.51	—	0.19	2.69		2.20		(1.88)	5.37	(0.07)		0.15		0.44	(0.98)	1.61

Net equalization credits and charges (1)	—		—	—	—	(0.08)	(0.01)	—		—		—	—	—		—		—	—	—

Other capital (1)	0.00	(3)	0.01	0.03	0.04	0.10	0.02	0.03		0.09		0.08	0.26	0.04		0.05		0.14	0.57	0.41

Distributions to shareholders from:
Net investment income	(0.61)		(1.22)	(2.33)	(0.49)	(0.43)	(1.15)	(0.38)		(0.46)		(0.67)	(0.78)	—		(0.49)		(1.54)	(0.54)	(0.28)
Net realized gains	(0.01)		—	—	—	—	—	(0.02)		(0.02)		—	(0.01)	—		—		(0.01)	—	—

Return of capital	—		—	—	—	—	—	—		—		—	—	—		—		(0.08)	—	—

Total distributions	(0.62)		(1.22)	(2.33)	(0.49)	(0.43)	(1.15)	(0.40)		(0.48)		(0.67)	(0.79)	—		(0.49)		(1.63)	(0.54)	(0.28)

Contribution from Custodian	—		—	—	—	—	—	—		0.02		—	—	—		—		—	—	—

Net asset value, end of period	$57.64		$56.29	$59.14	$61.84	$53.78	$54.19	$36.49		$34.17		$32.34	$34.81	$29.97		$29.45		$29.74	$30.79	$31.74

Total return (4)	3.51%		(2.86)%	(0.58)%	15.95%	(0.01)%	0.50%	8.11%		7.18	%(5)	(5.17)%	19.01%	(0.10)%		0.38%		1.97%	(1.30)%	6.70%
Net assets, end of period (in 000’s)	$2,040,582		$1,891,366	$1,862,925	$1,583,074	$1,037,923	$1,089,231	$229,904		$184,513		$71,144	$52,208	$5,993		$182,618		$107,055	$197,030	$28,564
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50%	0.52%	0.50%	0.50%	0.55	%(6)	0.55%		0.55%	0.55%	0.55	%(6)	0.50	%(6)	0.50%	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	2.15	%(6)	2.16%	2.32%	2.41%	2.62%	2.91%	1.88	%(6)	2.24%		2.95%	2.77%	2.16	%(6)	4.96	%(6)	4.93%	5.13%	5.01	%(6)
Portfolio turnover rate (7)	8%		31%	38%	63%	80%	43%	13%		37%		42%	21%	2%		16%		75%	18%	5%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

324

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325

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Barclays High Yield Bond ETF								SPDR Barclays Short Term High Yield Bond ETF					SPDR Barclays Investment Grade Floating Rate ETF					SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
	Six Months								Six Months			For the		Six Months			For the		Six Months			For the
	Ended								Ended			Period		Ended			Period		Ended			Period
	12/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		12/31/13		Year Ended	3/14/12*-		12/31/13		Year Ended	11/30/11*-		12/31/13		Year Ended	6/18/12*-
	(Unaudited)		6/30/13	6/30/12	6/30/11	6/30/10	6/30/09		(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12		(Unaudited)		6/30/13	6/30/12

Net asset value, beginning of period	$39.53		$39.16	$39.88	$37.99	$34.30	$43.82		$30.05		$29.77	$30.00		$30.47		$30.33	$30.00		$29.41		$30.08	$30.00

Income (loss) from investment operations:
Net investment income (loss) (1)	1.20		2.59	2.85	3.25	4.16	4.75		0.80		1.75	0.56		0.08		0.33	0.30		0.67		1.30	0.06
Net realized and unrealized gain (loss) (2)	1.08		0.38	(0.53)	2.53	3.70	(10.11)		0.74		0.23	(0.60)		0.09		0.13	0.28		0.12		(0.75)	(0.20)

Total from investment operations	2.28		2.97	2.32	5.78	7.86	(5.36)		1.54		1.98	(0.04)		0.17		0.46	0.58		0.79		0.55	(0.14)

Net equalization credits and charges (1)	0.01		(0.01)	0.06	0.05	0.14	0.39		0.04		0.14	0.09		0.01		0.02	0.01		—		—	—

Other capital (1)	0.00	(3)	0.03	0.03	0.01	0.00 (3)	0.00	(3)	0.00	(3)	0.04	0.08		0.02		0.05	—		—		—	0.22

Distributions to shareholders from:
Net investment income	(1.40)		(2.62)	(2.87)	(3.34)	(4.31)	(4.55)		(0.93)		(1.88)	(0.36)		(0.10)		(0.39)	(0.26)		(1.10)		(1.22)	—
Net realized gains	—		—	(0.26)	(0.61)	—	—		—		—	—		(0.00	)(3)	—	—		—		—	—

Total distributions	(1.40)		(2.62)	(3.13)	(3.95)	(4.31)	(4.55)		(0.93)		(1.88)	(0.36)		(0.10)		(0.39)	(0.26)		(1.10)		(1.22)	—

Net asset value, end of period	$40.42		$39.53	$39.16	$39.88	$37.99	$34.30		$30.70		$30.05	$29.77		$30.57		$30.47	$30.33		$29.10		$29.41	$30.08

Total return (4)	5.91%		7.70%	6.50%	15.87%	24.22%	(10.13	)%(5)	5.32%		7.40%	0.44%		0.65%		1.77%	1.95%		2.78%		1.63%	0.27%
Net assets, end of period (in 000’s)	$9,965,111		$9,300,031	$10,780,535	$6,915,538	$4,301,252	$1,900,709		$3,048,463		$1,349,305	$133,966		$354,574		$42,655	$9,098		$14,552		$14,703	$15,041
Ratio of expenses to average net assets	0.40	%(6)	0.40%	0.40%	0.41%	0.40%	0.40%		0.40	%(6)	0.40%	0.40	%(6)	0.15	%(6)	0.15%	0.15	%(6)	0.50	%(6)	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	5.94	%(6)	6.41%	7.38%	8.13%	10.96%	14.81%		5.19	%(6)	5.75%	6.40	%(6)	0.50	%(6)	1.08%	1.68	%(6)	4.51	%(6)	4.15%	3.38	%(6)
Portfolio turnover rate (7)	13%		49%	38%	40%	53%	30%		19%		54%	16%		9%		11%	5%		7%		30%	6%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	If the Adviser had not made a voluntary contribution during the Year Ended 6/30/09 to the SPDR Barclays High Yield Bond ETF, the total return would have been (10.44)%.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

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327

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Six Months			For the
	Ended			Period
	12/31/13		Year Ended	6/18/12*-
	(Unaudited)		6/30/13	6/30/12

Net asset value, beginning of period	$25.30		$25.24	$25.00

Income (loss) from investment operations:
Net investment income (loss) (1)	0.51		1.05	0.05
Net realized and unrealized gain (loss) (2)	0.32		(0.16)	0.19

Total from investment operations	0.83		0.89	0.24

Net equalization credits and charges (1)	0.01		0.06	—

Other capital (1)	0.02		0.11	—

Distributions to shareholders from:
Net investment income	(0.69)		(1.00)	—

Total distributions	(0.69)		(1.00)	—

Net asset value, end of period	$25.47		$25.30	$25.24

Total return (3)	3.48%		4.11%	0.95%
Net assets, end of period (in 000’s)	$28,022		$22,770	$10,095
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30	%(4)
Ratio of expenses to average net assets before waivers	0.40	%(4)	0.40%	0.40	%(4)
Ratio of net investment income (loss) to average net assets	4.01	%(4)	4.01%	3.64	%(4)
Portfolio turnover rate (5)	7%		20%	1%

*	Commencement of operations.
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

328

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (Unaudited)

1.	Organization

SPDR Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998.

As of December 31, 2013, the Trust offered sixty-nine (69) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund”, collectively as the “Funds”). The financial statements herein relate to the following thirty (30) Funds: SPDR Barclays 1-3 Month T-Bill ETF, SPDR Barclays TIPS ETF, SPDR Barclays 1-10 Year TIPS ETF, SPDR Barclays Short Term Treasury ETF, SPDR Barclays Intermediate Term Treasury ETF, SPDR Barclays Long Term Treasury ETF, SPDR Barclays Short Term Corporate Bond ETF, SPDR Barclays Intermediate Term Corporate Bond ETF, SPDR Barclays Long Term Corporate Bond ETF, SPDR Barclays Issuer Scored Corporate Bond ETF, SPDR Barclays Convertible Securities ETF, SPDR Barclays Mortgage Backed Bond ETF, SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P VRDO Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Nuveen Barclays Build America Bond ETF, SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF, SPDR Barclays High Yield Bond ETF, SPDR Barclays Short Term High Yield Bond ETF, SPDR Barclays Investment Grade Floating Rate ETF, SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF. Each Fund operates as a non-diversified investment company. The other thirty-nine (39) Funds are included in a separate Annual Report.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of fixed income securities could decline generally or could underperform other investments. Generally, Funds will not sell a fixed income security because the security’s issuer is in financial trouble, unless that security is removed from the Funds’ respective benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price

329

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

330

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2013:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$831,804	$1,164,580,984	$—	$1,165,412,788
SPDR Barclays TIPS ETF	19,837,111	574,134,994	—	593,972,105
SPDR Barclays 1-10 Year TIPS ETF	1,868,725	9,579,418	—	11,448,143
SPDR Barclays Short Term Treasury ETF	1,664,606	20,836,876	—	22,501,482
SPDR Barclays Intermediate Term Treasury ETF	16,055,826	166,323,151	—	182,378,977
SPDR Barclays Long Term Treasury ETF	4,912,425	35,548,350	—	40,460,775
SPDR Barclays Short Term Corporate Bond ETF	89,171,923	2,886,226,432	—	2,975,398,355
SPDR Barclays Intermediate Term Corporate Bond ETF	16,473,098	428,036,093	—	444,509,191
SPDR Barclays Long Term Corporate Bond ETF	4,443,316	80,319,576	—	84,762,892
SPDR Barclays Issuer Scored Corporate Bond ETF	3,501,810	27,245,593	—	30,747,403
SPDR Barclays Convertible Securities ETF	713,651,395	1,520,495,360	—	2,234,146,755
SPDR Barclays Mortgage Backed Bond ETF	93,703,353	111,322,228	—	205,025,581
SPDR Barclays Aggregate Bond ETF	134,672,388	658,020,863	—	792,693,251
SPDR Nuveen Barclays Municipal Bond ETF	2,328,740	901,790,876	—	904,119,616
SPDR Nuveen Barclays California Municipal Bond ETF	265,454	78,808,152	—	79,073,606
SPDR Nuveen Barclays New York Municipal Bond ETF	30,259	24,506,310	—	24,536,569
SPDR Nuveen Barclays Short Term Municipal Bond ETF	8,593,383	2,083,390,124	—	2,091,983,507
SPDR Nuveen S&P VRDO Municipal Bond ETF	5,775	8,595,000	—	8,600,775
SPDR Nuveen S&P High Yield Municipal Bond ETF	4,496,706	172,626,536	—	177,123,242
SPDR Nuveen Barclays Build America Bond ETF	245,773	42,915,854	—	43,161,627
SPDR DB International Government Inflation-Protected Bond ETF	5,915,812	944,681,135	—	950,596,947
SPDR Barclays Short Term International Treasury Bond ETF	270,210	231,347,016	—	231,617,226
SPDR Barclays International Treasury Bond ETF	617,438	1,998,229,770	—	1,998,847,208
SPDR Barclays International Corporate Bond ETF	2,438,333	223,879,972	—	226,318,305
SPDR Barclays Emerging Markets Local Bond ETF	519,207	174,637,209	—	175,156,416
SPDR Barclays High Yield Bond ETF	92,978,300	9,738,970,435	—	9,831,948,735
SPDR Barclays Short Term High Yield Bond ETF	73,675,985	2,938,526,339	—	3,012,202,324
SPDR Barclays Investment Grade Floating Rate ETF	20,598,216	351,682,117	—	372,280,333
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	2,167,851	14,329,062	—	16,496,913
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	5,342,288	27,533,526	—	32,875,814

331

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$—	$(63,883)	$—	$(63,883)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels for the six months ended December 31, 2013.

Investment Income

Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. Amortization of premium and accretion of market discount recorded for financial reporting purposes may not accord with a Fund’s elections for tax purposes.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF and SPDR Barclays Emerging Markets Local Bond ETF did not utilize equalization during the period due to book-tax differences affecting income from foreign currency. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

332

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Forward Foreign Currency Contracts

The SPDR DB International Government Inflation-Protected Bond ETF, SPDR Barclays Short Term International Treasury Bond ETF, SPDR Barclays International Treasury Bond ETF, SPDR Barclays International Corporate Bond ETF, SPDR Barclays Emerging Markets Local Bond ETF and the SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF may enter into forward foreign currency contracts to hedge their portfolio holdings against future movements in certain foreign currency exchange rates. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2013 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$32,091	$—	$—	$—	$—	$32,091

(a)	Unrealized appreciation on forward currency contracts.

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$95,974	$—	$—	$—	$—	$95,974

(a)	Unrealized depreciation on forward currency contracts.

333

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Net Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$(19,808)	$—	$—	$—	$—	$(19,808)

(a)	Net realized gain (loss) on forward foreign currency contracts.

Net Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays International Corporate Bond ETF (a)	Forward Contract	$—	$(98,406)	$—	$—	$—	$—	$(98,406)

(a)	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Mortgage Dollar Rolls

The SPDR Barclays Aggregate Bond ETF and the SPDR Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Funds’ use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs. The Funds’ use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Inflation-Indexed Instruments

The SPDR Barclays TIPS ETF and SPDR DB International Government Inflation-Protected Bond ETF and SPDR Barclays 1-10 Year Tips ETF may invest almost exclusively in inflation-indexed instruments which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders monthly. Investors will receive their inflation-adjusted principal at maturity. Deflation may cause dividends to be suspended.

334

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Convertible Securities

SPDR Barclays Convertible Securities ETF will invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, and losses deferred due to wash sales.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

For the six months ended December 31, 2013, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays 1-3 Month T-Bill ETF	$(126,638)
SPDR Barclays TIPS ETF	3,940,260
SPDR Barclays 1-10 Year TIPS ETF	(57,351)
SPDR Barclays Short Term Treasury ETF	18,091
SPDR Barclays Intermediate Term Treasury ETF	2,409,344
SPDR Barclays Long Term Treasury ETF	(2,373,074)
SPDR Barclays Short Term Corporate Bond ETF	3,392,821

335

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR Barclays Intermediate Term Corporate Bond ETF	$1,211,660
SPDR Barclays Long Term Corporate Bond ETF	(1,199,151)
SPDR Barclays Issuer Scored Corporate Bond ETF	—
SPDR Barclays Convertible Securities ETF	—
SPDR Barclays Mortgage Backed Bond ETF	—
SPDR Barclays Aggregate Bond ETF	270,596
SPDR Nuveen Barclays Municipal Bond ETF	2,520,909
SPDR Nuveen Barclays California Municipal Bond ETF	(473,350)
SPDR Nuveen Barclays New York Municipal Bond ETF	(143,057)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	608,471
SPDR Nuveen S&P VRDO Municipal Bond ETF	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	(2,661,290)
SPDR Nuveen Barclays Build America Bond ETF	(1,015,050)
SPDR DB International Government Inflation-Protected Bond ETF	—
SPDR Barclays Short Term International Treasury Bond ETF	(30,073)
SPDR Barclays International Treasury Bond ETF	970,912
SPDR Barclays International Corporate Bond ETF	767,903
SPDR Barclays Emerging Markets Local Bond ETF	—
SPDR Barclays High Yield Bond ETF	41,385,748
SPDR Barclays Short Term High Yield Bond ETF	979,813
SPDR Barclays Investment Grade Floating Rate ETF	4,844
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—

At December 31, 2013, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

								Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—	$—	$—	$—	$—	$—	$—	$—
SPDR Barclays TIPS ETF	—	—	—	18,724	209,542	—	—	1,745,409	—
SPDR Barclays 1-10 Year TIPS ETF	—	—	—	—	—	—	—	2,188	—
SPDR Barclays Short Term Treasury ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Long Term Treasury ETF	—	—	—	—	17,485	94,558	—	791,157	47,651
SPDR Barclays Short Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Convertible Securities ETF	—	—	—	—	—	—	—	5,234,009	5,454,134
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	—	—	—	—	—	—	—	—	—

336

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

								Non-Expiring —	Non-Expiring —
	2014	2015	2016	2017	2018	2019	2020	Short Term	Long Term

SPDR Nuveen Barclays Municipal Bond ETF	$—	$—	$—	$—	$—	$—	$—	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	—	—	—	—	—	231,341	—
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	—	2,012	—	785,645	71,452
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	3,663,114	3,346,541	1,485,544	—	—	898,000
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays International Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	—	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—	—	—	—	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	—	—	—	—	—	—

During the tax year ended June 30, 2013, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	—	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—
SPDR Barclays Aggregate Bond ETF	—	—
SPDR Nuveen Barclays Municipal Bond ETF	—	—
SPDR Nuveen Barclays California Municipal Bond ETF	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	22,256,358	—

337

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Amount Utilized	Amount Expired

SPDR Barclays Short Term International Treasury Bond ETF	$326,948	$—
SPDR Barclays International Treasury Bond ETF	8,613,762	—
SPDR Barclays International Corporate Bond ETF	88,262	—
SPDR Barclays Emerging Markets Local Bond ETF	13,922	—
SPDR Barclays High Yield Bond ETF	6,363,857	—
SPDR Barclays Short Term High Yield Bond ETF	—	—
SPDR Barclays Investment Grade Floating Rate ETF	—	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays 1-3 Month T-Bill ETF	$—	$—
SPDR Barclays TIPS ETF	—	—
SPDR Barclays 1-10 Year TIPS ETF	—	—
SPDR Barclays Short Term Treasury ETF	—	—
SPDR Barclays Intermediate Term Treasury ETF	—	—
SPDR Barclays Long Term Treasury ETF	—	—
SPDR Barclays Short Term Corporate Bond ETF	—
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—
SPDR Barclays Long Term Corporate Bond ETF	(1,073,691)	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—
SPDR Barclays Convertible Securities ETF	—	—
SPDR Barclays Mortgage Backed Bond ETF	(342,770)	—
SPDR Barclays Aggregate Bond ETF	(1,084,233)	—
SPDR Nuveen Barclays Municipal Bond ETF	(215,569)	—
SPDR Nuveen Barclays California Municipal Bond ETF	(217,949)	—
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—
SPDR Nuveen Barclays Build America Bond ETF	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—
SPDR Barclays International Treasury Bond ETF	—	—
SPDR Barclays International Corporate Bond ETF	—	—
SPDR Barclays Emerging Markets Local Bond ETF	—	—
SPDR Barclays High Yield Bond ETF	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—

338

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Post October	Late Year
	Capital Loss Deferral	Ordinary Loss Deferral

SPDR Barclays Investment Grade Floating Rate ETF	$—	$—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders monthly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate

SPDR Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Barclays TIPS ETF	0.1845
SPDR Barclays 1-10 Year TIPS ETF	0.1500
SPDR Barclays Short Term Treasury ETF	0.1200
SPDR Barclays Intermediate Term Treasury ETF	0.1345
SPDR Barclays Long Term Treasury ETF	0.1345
SPDR Barclays Short Term Corporate Bond ETF	0.1245
SPDR Barclays Intermediate Term Corporate Bond ETF	0.1500
SPDR Barclays Long Term Corporate Bond ETF	0.1500
SPDR Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Barclays Convertible Securities ETF	0.4000
SPDR Barclays Mortgage Backed Bond ETF	0.2000
SPDR Barclays Aggregate Bond ETF	0.1845	*
SPDR Nuveen Barclays Municipal Bond ETF	0.3000	*
SPDR Nuveen Barclays California Municipal Bond ETF	0.2000
SPDR Nuveen Barclays New York Municipal Bond ETF	0.2000
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	*
SPDR Nuveen Barclays Build America Bond ETF	0.3500
SPDR DB International Government Inflation-Protected Bond ETF	0.5000
SPDR Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Barclays International Treasury Bond ETF	0.5000
SPDR Barclays International Corporate Bond ETF	0.5500
SPDR Barclays Emerging Markets Local Bond ETF	0.5000

339

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Annual Rate

SPDR Barclays High Yield Bond ETF	0.4000%
SPDR Barclays Short Term High Yield Bond ETF	0.4000
SPDR Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.5000
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	**

*	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses to the extent necessary to limit annual operating expenses (excluding extraordinary expenses and acquired fund fees and expenses) to 0.1345%, 0.23% and 0.45% until October 31, 2014 for the SPDR Barclays Aggregate Bond ETF, SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen S&P High Yield Municipal Bond ETF, respectively.
**	The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses to the extent necessary to limit annual operating expenses (excluding fees and expenses not paid by the Adviser under the Investment Advisory Agreement) to 0.30% until October 31, 2015 for the SPDR BofA Merrill Lynch Crossover Corporate Bond ETF.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

In the prior fiscal year the Custodian made a contribution of $82,000 to the SPDR Barclays International Corporate Bond ETF to correct for a processing error. This amount can be found on the Statements of Changes in Net Assets.

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the Fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement). In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the six months ended December 31, 2013, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR Barclays 1-3 Month T-Bill ETF	$23,696
SPDR Barclays TIPS ETF	5,197
SPDR Barclays 1-10 Year TIPS ETF	40
SPDR Barclays Short Term Treasury ETF	120
SPDR Barclays Intermediate Term Treasury ETF	1,935
SPDR Barclays Long Term Treasury ETF	690
SPDR Barclays Short Term Corporate Bond ETF	15,499
SPDR Barclays Intermediate Term Corporate Bond ETF	2,426
SPDR Barclays Long Term Corporate Bond ETF	436
SPDR Barclays Issuer Scored Corporate Bond ETF	112
SPDR Barclays Convertible Securities ETF	53,434
SPDR Barclays Aggregate Bond ETF	5,654

340

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Securities Lending
Agent Fees

SPDR Barclays International Treasury Bond ETF	$197
SPDR Barclays International Corporate Bond ETF	418
SPDR Barclays Emerging Markets Local Bond ETF	5
SPDR Barclays Investment Grade Floating Rate ETF	2,035
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	431
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,027

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board of Trustees has determined that no such payments will be made through at least October 31, 2014 and therefore no such payments have been made.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust, SSgA Master Trust, SSgA Active ETF Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustees’ fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

341

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at December 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$4,948,099	4,948,099	$4,116,295	4,116,295	$831,804	$247	$—
SPDR Barclays TIPS ETF	387,010	7,497,825	7,497,825	7,587,155	7,587,155	297,680	284	—
SPDR Barclays 1-10 Year TIPS ETF	27,397	75,917	75,917	88,842	88,842	14,472	7	—
SPDR Barclays Short Term Treasury ETF	27,049	3,523,293	3,523,293	2,892,995	2,892,995	657,347	44	—
SPDR Barclays Intermediate Term Treasury ETF	38,813	25,528,950	25,528,950	21,940,435	21,940,435	3,627,328	274	—
SPDR Barclays Long Term Treasury ETF	11,513	5,349,491	5,349,491	5,259,272	5,259,272	101,732	75	—
SPDR Barclays Short Term Corporate Bond ETF	80,639,644	225,695,138	225,695,138	280,534,304	280,534,304	25,800,478	5,653	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,946,204	20,798,725	20,798,725	32,576,809	32,576,809	2,168,120	1,334	—
SPDR Barclays Long Term Corporate Bond ETF	350,809	5,640,300	5,640,300	5,658,678	5,658,678	332,431	186	—
SPDR Barclays Issuer Scored Corporate Bond ETF	301,111	2,721,049	2,721,049	2,525,833	2,525,833	496,327	106	—
SPDR Barclays Convertible Securities ETF	17,350,410	236,559,690	236,559,690	249,005,478	249,005,478	4,904,622	5,201	—
SPDR Barclays Mortgage Backed Bond ETF	24,079,554	97,563,091	97,563,091	27,939,292	27,939,292	93,703,353	32,428	—
SPDR Barclays Aggregate Bond ETF	151,800,708	117,218,406	117,218,406	164,572,220	164,572,220	104,446,894	44,043	—
SPDR Nuveen Barclays Build America Bond ETF	206,051	2,110,837	2,110,837	2,071,115	2,071,115	245,773	98	—
SPDR DB International Government Inflation-Protected Bond ETF	3,477,798	97,691,122	97,691,122	95,253,108	95,253,108	5,915,812	1,499	—
SPDR Barclays Short Term International Treasury Bond ETF	435,828	6,525,707	6,525,707	6,691,325	6,691,325	270,210	150	—
SPDR Barclays International Treasury Bond ETF	357,706	30,042,209	30,042,209	29,782,477	29,782,477	617,438	409	—
SPDR Barclays International Corporate Bond ETF	184,688	1,939,717	1,939,717	1,985,662	1,985,662	138,743	51	—
SPDR Barclays Emerging Markets Local Bond ETF	—	12,218,345	12,218,345	11,707,638	11,707,638	510,707	196	—
SPDR Barclays High Yield Bond ETF	88,606,233	900,016,432	900,016,432	895,644,365	895,644,365	92,978,300	23,521	—
SPDR Barclays Short Term High Yield Bond ETF	47,753,632	430,426,575	430,426,575	404,504,222	404,504,222	73,675,985	11,973	—
SPDR Barclays Investment Grade Floating Rate ETF	955,640	52,258,738	52,258,738	50,430,925	50,430,925	2,783,453	1,287	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	94,881	848,239	848,239	891,501	891,501	51,619	47	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	720,761	4,745,512	4,745,512	5,337,453	5,337,453	128,820	115	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$12,878,973	$93,915,472	93,915,472	$104,465,705	104,465,705	$2,328,740	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	1,329,461	5,637,588	5,637,588	6,701,595	6,701,595	265,454	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	610,406	2,228,189	2,228,189	2,808,336	2,808,336	30,259	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,846,267	192,113,385	192,113,385	185,366,269	185,366,269	8,593,383	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	1,255,247	2,121,890	2,121,890	3,371,362	3,371,362	5,775	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	840,176	14,184,056	14,184,056	12,316,162	12,316,162	2,708,070	—	—

342

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$—	$2,946,476,639	2,946,476,639	$2,946,476,639	2,946,476,639	$—	$134,274	$—
SPDR Barclays TIPS ETF	113,265,800	287,550,272	287,550,272	381,276,641	381,276,641	19,539,431	29,444	—
SPDR Barclays 1-10 Year TIPS ETF	—	8,006,083	8,006,083	6,151,830	6,151,830	1,854,253	225	—
SPDR Barclays Short Term Treasury ETF	520,414	6,472,279	6,472,279	5,985,434	5,985,434	1,007,259	676	—
SPDR Barclays Intermediate Term Treasury ETF	20,282,916	56,667,825	56,667,825	64,522,243	64,522,243	12,428,498	10,954	—
SPDR Barclays Long Term Treasury ETF	6,294,185	27,927,525	27,927,525	29,411,017	29,411,017	4,810,693	3,908	—
SPDR Barclays Short Term Corporate Bond ETF	132,444,155	229,188,813	229,188,813	298,261,523	298,261,523	63,371,445	87,775	—
SPDR Barclays Intermediate Term Corporate Bond ETF	15,832,895	28,237,454	28,237,454	29,765,371	29,765,371	14,304,978	13,713	—
SPDR Barclays Long Term Corporate Bond ETF	3,200,680	8,846,630	8,846,630	7,936,425	7,936,425	4,110,885	2,428	—
SPDR Barclays Issuer Scored Corporate Bond ETF	—	3,754,988	3,754,988	749,505	749,505	3,005,483	622	—
SPDR Barclays Convertible Securities ETF	83,201,808	412,436,053	412,436,053	275,418,798	275,418,798	220,219,063	302,746	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Aggregate Bond ETF	49,926,947	93,486,019	93,486,019	113,187,472	113,187,472	30,225,494	31,884	—
SPDR Nuveen Barclays Build America Bond ETF	—	—	—	—	—	—	—	—
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays International Treasury Bond ETF	—	3,335,748	3,335,748	3,335,748	3,335,748	—	1,115	—
SPDR Barclays International Corporate Bond ETF	2,067,217	6,255,579	6,255,579	6,023,206	6,023,206	2,299,590	2,363	—
SPDR Barclays Emerging Markets Local Bond ETF	8,500	405,000	405,000	405,000	405,000	8,500	29	—
SPDR Barclays High Yield Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Short Term High Yield Bond ETF	—	—	—	—	—	—	—	—
SPDR Barclays Investment Grade Floating Rate ETF	4,106,185	91,255,584	91,255,584	77,547,006	77,547,006	17,814,763	11,509	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	1,708,185	9,773,110	9,773,110	9,365,063	9,365,063	2,116,232	2,434	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,195,830	10,496,441	10,496,441	9,478,803	9,478,803	5,213,468	5,711	—

4.	Shareholder Transactions

Shares are issued and redeemed by all Funds, except SPDR Barclays High Yield Bond ETF, only in Creation Unit size aggregations of 100,000 shares. SPDR Barclays High Yield Bond ETF issues and redeems shares in Creation Unit size aggregations of 250,000 shares. Such transactions are generally permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date and in the case of SPDR Barclays Aggregate Bond ETF and SPDR Barclays Mortgage Backed Bond ETF, cash in lieu of TBA positions. Transaction fees ranging from $250 to $1,500 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those

343

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and are used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities. The amounts are included in Other Capital on the Statements of Changes in Net Assets.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,165,409,293	$18,465	$14,970	$3,495
SPDR Barclays TIPS ETF	608,453,714	4,315,416	18,797,025	(14,481,609)
SPDR Barclays 1-10 Year TIPS ETF	11,757,970	3,424	313,251	(309,827)
SPDR Barclays Short Term Treasury ETF	22,530,994	16,703	46,215	(29,512)
SPDR Barclays Intermediate Term Treasury ETF	183,370,872	525,649	1,517,544	(991,895)
SPDR Barclays Long Term Treasury ETF	46,960,550	—	6,499,775	(6,499,775)
SPDR Barclays Short Term Corporate Bond ETF	2,965,539,462	12,314,062	2,455,169	9,858,893
SPDR Barclays Intermediate Term Corporate Bond ETF	442,159,974	7,956,429	5,607,212	2,349,217
SPDR Barclays Long Term Corporate Bond ETF	89,220,600	1,057,955	5,515,663	(4,457,708)
SPDR Barclays Issuer Scored Corporate Bond ETF	30,863,209	567,320	683,126	(115,806)
SPDR Barclays Convertible Securities ETF	2,000,067,174	268,227,051	34,147,470	234,079,581
SPDR Barclays Mortgage Backed Bond ETF	205,633,122	277,463	885,004	(607,541)
SPDR Barclays Aggregate Bond ETF	796,507,107	8,849,065	12,662,921	(3,813,856)
SPDR Nuveen Barclays Municipal Bond ETF	917,103,312	13,005,128	25,988,824	(12,983,696)
SPDR Nuveen Barclays California Municipal Bond ETF	80,087,566	1,622,755	2,636,715	(1,013,960)
SPDR Nuveen Barclays New York Municipal Bond ETF	25,054,034	288,153	805,618	(517,465)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,078,154,202	17,147,906	3,318,601	13,829,305
SPDR Nuveen S&P VRDO Municipal Bond ETF	8,600,775	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	189,298,432	2,090,242	14,265,432	(12,175,190)
SPDR Nuveen Barclays Build America Bond ETF	46,699,648	302,483	3,840,504	(3,538,021)
SPDR DB International Government Inflation-Protected Bond ETF	922,467,941	73,604,809	45,475,803	28,129,006
SPDR Barclays Short Term International Treasury Bond ETF	233,758,145	6,816,224	8,957,143	(2,140,919)
SPDR Barclays International Treasury Bond ETF	2,009,623,566	93,717,205	104,493,563	(10,776,358)
SPDR Barclays International Corporate Bond ETF	216,485,742	10,208,416	375,853	9,832,563
SPDR Barclays Emerging Markets Local Bond ETF	181,961,103	3,324,926	10,129,613	(6,804,687)
SPDR Barclays High Yield Bond ETF	9,792,696,713	167,784,217	128,532,195	39,252,022
SPDR Barclays Short Term High Yield Bond ETF	2,985,123,987	43,488,222	16,409,885	27,078,337
SPDR Barclays Investment Grade Floating Rate ETF	371,488,020	831,715	39,402	792,313
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	16,832,014	259,080	594,181	(335,101)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	32,990,426	464,170	578,782	(114,612)

344

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

6.	Investment Transactions

For the six months ended December 31, 2013, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR Barclays 1-3 Month T-Bill ETF	$495,351,955	$1,004,589,738	$(126,638)
SPDR Barclays TIPS ETF	16,578,810	77,035,203	3,940,260
SPDR Barclays 1-10 Year TIPS ETF	1,943,229	3,845,232	(57,351)
SPDR Barclays Short Term Treasury ETF	17,797,046	2,984,522	18,091
SPDR Barclays Intermediate Term Treasury ETF	117,353,662	122,132,345	2,409,344
SPDR Barclays Long Term Treasury ETF	6,116,413	24,466,602	(2,373,074)
SPDR Barclays Short Term Corporate Bond ETF	523,223,446	546,912,215	3,392,821
SPDR Barclays Intermediate Term Corporate Bond ETF	89,886,901	57,581,001	1,211,660
SPDR Barclays Long Term Corporate Bond ETF	14,747,630	29,399,124	(1,199,151)
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	—
SPDR Barclays Convertible Securities ETF	548,469,507	—	—
SPDR Barclays Mortgage Backed Bond ETF	—	—	—
SPDR Barclays Aggregate Bond ETF	18,613,393	27,230,737	270,596
SPDR Nuveen Barclays Municipal Bond ETF	36,632,881	194,848,195	2,520,909
SPDR Nuveen Barclays California Municipal Bond ETF	—	22,863,277	(473,350)
SPDR Nuveen Barclays New York Municipal Bond ETF	—	6,766,099	(143,057)
SPDR Nuveen Barclays Short Term Municipal Bond ETF	108,453,522	45,786,608	608,471
SPDR Nuveen S&P VRDO Municipal Bond ETF	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	9,013,578	41,071,828	(2,661,290)
SPDR Nuveen Barclays Build America Bond ETF	—	32,660,954	(1,015,050)
SPDR DB International Government Inflation-Protected Bond ETF	—	—	—
SPDR Barclays Short Term International Treasury Bond ETF	26,120,866	3,792,271	(30,073)
SPDR Barclays International Treasury Bond ETF	112,450,624	39,753,162	970,912
SPDR Barclays International Corporate Bond ETF	36,123,586	17,318,883	767,903
SPDR Barclays Emerging Markets Local Bond ETF	—	—	—
SPDR Barclays High Yield Bond ETF	3,433,536,404	3,095,153,855	41,385,748
SPDR Barclays Short Term High Yield Bond ETF	1,643,357,579	34,363,990	979,813
SPDR Barclays Investment Grade Floating Rate ETF	285,044,545	9,083,774	4,844
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transaction.

345

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

For the six months ended December 31, 2013, the Funds had purchases and sales of investment securities (excluding short-term securities) as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales

SPDR Barclays 1-3 Month T-Bill ETF*	$4,065,339,082	$3,825,206,239	$—	$—
SPDR Barclays TIPS ETF	61,121,588	61,329,163	—	—
SPDR Barclays 1-10 Year TIPS ETF	1,383,039	1,350,722	—	—
SPDR Barclays Short Term Treasury ETF*	3,777,642	3,620,489	—	—
SPDR Barclays Intermediate Term Treasury ETF	25,078,901	24,427,153	—	—
SPDR Barclays Long Term Treasury ETF	6,577,738	6,519,249	—	—
SPDR Barclays Short Term Corporate Bond ETF*	—	—	579,525,112	525,304,403
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	27,059,358	17,793,016
SPDR Barclays Long Term Corporate Bond ETF	—	—	5,512,601	4,802,498
SPDR Barclays Issuer Scored Corporate Bond ETF	—	—	3,879,275	10,224,789
SPDR Barclays Convertible Securities ETF	—	—	377,982,417	286,267,203
SPDR Barclays Mortgage Backed Bond ETF	266,922,774	178,687,228	—	—
SPDR Barclays Aggregate Bond ETF	351,025,596	350,317,894	23,571,915	13,310,460
SPDR Nuveen Barclays Municipal Bond ETF	—	—	132,992,138	111,660,815
SPDR Nuveen Barclays California Municipal Bond ETF	—	—	9,027,407	4,607,780
SPDR Nuveen Barclays New York Municipal Bond ETF	—	—	3,670,794	2,810,723
SPDR Nuveen Barclays Short Term Municipal Bond ETF*	—	—	295,629,216	173,800,048
SPDR Nuveen S&P VRDO Municipal Bond ETF*	—	—	1,660,000	7,415,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	12,949,145	13,726,021
SPDR Nuveen Barclays Build America Bond ETF	—	—	414,989	604,418
SPDR DB International Government Inflation-Protected Bond ETF	—	—	47,053,430	274,925,213
SPDR Barclays Short Term International Treasury Bond ETF*	—	—	83,624,175	83,841,101
SPDR Barclays International Treasury Bond ETF	—	—	195,104,446	148,532,003
SPDR Barclays International Corporate Bond ETF	—	—	39,682,314	26,135,064
SPDR Barclays Emerging Markets Local Bond ETF	—	—	94,829,708	22,191,592
SPDR Barclays High Yield Bond ETF*	—	—	1,337,739,320	1,249,256,589
SPDR Barclays Short Term High Yield Bond ETF*	—	—	449,842,525	430,635,272
SPDR Barclays Investment Grade Floating Rate ETF	—	—	62,690,774	24,239,228
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	—	—	1,002,932	979,284
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	8,708,237	1,969,774

* Fund includes investments in short-term securities.

For the six months ended December 31, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

346

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 (Unaudited)

7.	Concentration of Risk

The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of December 31, 2013 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

9.	Recent Accounting Pronouncements

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board(“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Management has determined that there is no material impact to the financial statements.

347

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2013 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on July 1, 2013 and held for the six months ended December 31, 2013.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $250 to $1,500 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Actual	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$999.60	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	983.80	0.95
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	995.50	0.75
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,002.90	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	998.80	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	947.30	0.69
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,012.60	0.66
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,018.70	0.76
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,019.80	0.76
SPDR Barclays Issuer Scored Corporate Bond ETF	0.16	1,000	1,016.10	0.81
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,122.40	2.14
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,007.50	1.01

348

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Actual	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Barclays Aggregate Bond ETF	0.13%	$1,000	$1,004.90	$0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,004.20	1.16
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,010.30	1.01
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,004.40	1.01
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,014.50	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	999.70	1.01
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	973.90	2.24
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	999.90	1.76
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,034.80	2.56
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,032.10	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,035.10	2.56
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,081.10	2.89
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,003.80	2.53
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,059.10	2.08
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,053.20	2.07
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,006.50	0.76
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,027.80	2.56
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,034.80	1.54
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Hypothetical	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Barclays 1-3 Month T-Bill ETF	0.14%	$1,000	$1,024.50	$0.71
SPDR Barclays TIPS ETF	0.19	1,000	1,024.25	0.97
SPDR Barclays 1-10 Year TIPS ETF	0.15	1,000	1,024.45	0.77
SPDR Barclays Short Term Treasury ETF	0.12	1,000	1,024.60	0.61
SPDR Barclays Intermediate Term Treasury ETF	0.14	1,000	1,024.50	0.71
SPDR Barclays Long Term Treasury ETF	0.14	1,000	1,024.50	0.71
SPDR Barclays Short Term Corporate Bond ETF	0.13	1,000	1,024.55	0.66
SPDR Barclays Intermediate Term Corporate Bond ETF	0.15	1,000	1,024.45	0.77
SPDR Barclays Long Term Corporate Bond ETF	0.15	1,000	1,024.45	0.77

349

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	7/1/13 to
Hypothetical	Expense Ratio	7/1/13	12/31/13	12/31/13

SPDR Barclays Issuer Scored Corporate Bond ETF	0.16%	$1,000	$1,024.40	$0.82
SPDR Barclays Convertible Securities ETF	0.40	1,000	1,023.19	2.04
SPDR Barclays Mortgage Backed Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Barclays Aggregate Bond ETF	0.13	1,000	1,024.55	0.66
SPDR Nuveen Barclays Municipal Bond ETF	0.23	1,000	1,024.05	1.17
SPDR Nuveen Barclays California Municipal Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Nuveen Barclays New York Municipal Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Nuveen Barclays Short Term Municipal Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Nuveen S&P VRDO Municipal Bond ETF	0.20	1,000	1,024.20	1.02
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,000	1,022.94	2.29
SPDR Nuveen Barclays Build America Bond ETF	0.35	1,000	1,023.44	1.79
SPDR DB International Government Inflation-Protected Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays Short Term International Treasury Bond ETF	0.35	1,000	1,023.44	1.79
SPDR Barclays International Treasury Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays International Corporate Bond ETF	0.55	1,000	1,022.43	2.80
SPDR Barclays Emerging Markets Local Bond ETF	0.50	1,000	1,022.68	2.55
SPDR Barclays High Yield Bond ETF	0.40	1,000	1,023.19	2.04
SPDR Barclays Short Term High Yield Bond ETF	0.40	1,000	1,023.19	2.04
SPDR Barclays Investment Grade Floating Rate ETF	0.15	1,000	1,024.45	0.77
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	0.50	1,000	1,022.68	2.55
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,000	1,023.69	1.53

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.

350

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At in-person meetings held prior to December 31, 2013, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSgA Funds Management, Inc. (the “Adviser”) with respect to the operational and non-operational fixed income series of the Trust (the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the SPDR ETFs under the Agreement, (ii) the investment performance of the operational SPDR ETFs, (iii) the costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the SPDR ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs, in accordance with each SPDR ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the SPDR ETFs, as ETFs, and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up SSgA, with which the Adviser shares all of its senior personnel. The

351

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular and also considered the Adviser’s experience in managing equity ETFs.

The Board then reviewed the operational SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking and tracking error, noting that each SPDR ETF satisfactorily tracked its benchmark index.

The Board considered the profitability of the advisory arrangement with the operational SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

The Board recognized that the Adviser is likely to realize economies of scale in managing the SPDR ETFs as assets grow in size and noted the Adviser’s assertion that such economies of scale are shared with the SPDR ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust. the Board noted that it intends to continue to monitor fees as SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the SPDR ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., ETFs tracking fixed income indexes, as applicable. The Board reviewed the universe of similar ETFs for the SPDR ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the historical and estimated expense ratios, respectively, of the operational and non-operational SPDR ETFs. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by, or expected to be provided by, the Adviser with respect to the SPDR ETFs; (b) the performance, and, more importantly, the index tracking of each SPDR ETF had been satisfactory; (c) the Adviser’s fees for each SPDR ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with the SPDR ETFs by way of the relatively low fee structure of the Trust.

At in-person meetings held prior to December 31, 2013, the Board also considered the continuation of the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Trust and Nuveen Asset Management (“Nuveen”) with respect to each of the Nuveen sub-advised municipal bond ETFs (the “Municipal Bond ETFs”).

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services expected to be provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of other municipal bond funds managed by Nuveen. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

352

SPDR SERIES TRUST
OTHER INFORMATION (continued)
December 31, 2013 (Unaudited)

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board noted that Nuveen brings significant municipal securities experience to bear in managing the Municipal Bond ETFs. The Board noted that Nuveen has extensive experience in managing municipal securities and reviewed Nuveen’s assets under management in portfolios of municipal securities for a wide array of mutual funds, closed-end funds, retail managed accounts and institutional managed accounts.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by Nuveen to the Municipal Bond ETFs were appropriate; (b) the performance, and more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF.

At an in-person meeting held prior to December 31, 2013, the Board also considered the continuation of the Sub-Advisory Agreement (the “SSgA Limited Sub-Advisory Agreement”) between the Trust and State Street Global Advisors Limited (“SSgA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSgA Limited (the “Foreign Fixed Income ETFs”).

In evaluating the SSgA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSgA Limited and the Adviser. In deciding whether to approve the SSgA Limited Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services expected to be provided by SSgA Limited with respect to the Foreign Fixed Income ETFs under the SSgA Limited Sub-Advisory Agreement and (ii) SSgA Limited’s experience in managing emerging markets fixed income securities. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to SSgA Limited under the SSgA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of each of SSgA Limited’s senior management and in particular SSgA Limited’s experience in investing in foreign fixed income securities. The Board also considered that each Foreign Fixed Income ETF satisfactorily tracked its benchmark index. The Board determined that the unitary fee paid to the Adviser by each Foreign Fixed Income ETF was fair and reasonable and that SSgA Limited’s fees are paid by the Adviser and were also considered as reasonable in light of the anticipated services.

The Board, including the Independent Trustees voting separately, approved the SSgA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs, after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by SSgA Limited to the Foreign Fixed Income ETFs were adequate and appropriate; (b) the performance, and more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSgA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the SSgA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSgA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF.

353

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000® ETF (ONEK)
SPDR Russell 2000® ETF (TWOK)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust
SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSgA Ultra Short Term Bond ETF (ULST)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and ALPS Portfolio Solutions Distributors, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust.

SPDR Series Trust
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
Ellen M. Needham, President
Ann Carpenter, Vice President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Christopher A. Madden, Secretary
Danio Mastropieri, Assistant Secretary
Brian Harris, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
independent registered public accounting firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; and inflation risk.
Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.
“Deutsche Bank” and “DB Global Government ex-US Inflation-Linked Bond Capped IndexSM” are reprinted with permission. ©Copyright 2008 Deutsche Bank AG. All rights reserved. “Deutsche Bank” and DB Global Government ex-US Inflation-Linked Bond Capped IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by State Street Global Advisors. The SPDR DB International Government Inflation-Protected Bond ETF is not sponsored, endorsed, sold or promoted by Deutsche Bank AG. Deutsche Bank AG, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, and all unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is distributor for Select Sector SPDRs. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Markets, LLC.
Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.
© 2014 State Street Corporation SPDRFISAR   IBG-10866

Item 2. Code of Ethics
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the registrant is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and evaluated their effectiveness. Based on the review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.
(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® SERIES TRUST
By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 10, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 10, 2014

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: March 10, 2014